    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014.

                                                             FILE NO. 333-151805

                                                                       811-10559

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 17                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 77                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

  HARTFORD LIFE INSURANCE COMPANY
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIER INNOVATIONSSM
  ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE
  INSURANCE COMPANY

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



Alger Capital Appreciation Institutional Fund -- Class I
Alger Mid Cap Growth Institutional Fund -- Class I
Alger Small Cap Growth Institutional Fund -- Class I AllianceBernstein 2010 Retirement Strategy Fund -- Class A AllianceBernstein 2015 Retirement Strategy Fund -- Class A AllianceBernstein 2020 Retirement Strategy Fund -- Class A AllianceBernstein 2025 Retirement Strategy Fund -- Class A AllianceBernstein 2030 Retirement Strategy Fund -- Class A AllianceBernstein 2035 Retirement Strategy Fund -- Class A AllianceBernstein 2040 Retirement Strategy Fund -- Class A AllianceBernstein 2045 Retirement Strategy Fund -- Class A AllianceBernstein Discovery Value Fund -- Class A
AllianceBernstein Global Bond Fund -- Class A
AllianceBernstein Global Risk Allocation Fund, Inc. -- Class A AllianceBernstein Global Value Fund -- Class A
AllianceBernstein Growth Fund -- Class A
AllianceBernstein High Income Fund -- Class A
AllianceBernstein International Growth Fund -- Class A AllianceBernstein International Value Fund -- Class A AllianceBernstein Value Fund -- Class A
AllianzGI NFJ Dividend Value Fund -- Class A
AllianzGI NFJ International Value Fund -- Class A
AllianzGI NFJ Small-Cap Value Fund -- Class A
American Century Equity Growth Fund -- Class A
American Century Equity Income Fund -- Class A
American Century Growth Fund -- Class A
American Century Heritage Fund -- Class A
American Century Large Company Value Fund -- Class A
American Century Prime Money Market Fund -- Class A
American Funds AMCAP Fund(R) -- Class R3
American Funds American Balanced Fund(R) -- Class R3
American Funds American Mutual Fund(R) -- Class R3
American Funds Capital Income Builder(R) -- Class R3
American Funds Capital World Growth and Income Fund(SM) -- Class R3 American Funds EuroPacific Growth Fund(R) -- Class R3
American Funds Fundamental Investors Fund(SM) -- Class R3
American Funds New Perspective Fund(R) -- Class R3
American Funds The Bond Fund of America(R) -- Class R3
American Funds The Growth Fund of America(R) -- Class R3
American Funds The Income Fund of America(R) -- Class R3
American Funds The Investment Company of America(R) -- Class R3 American Funds The New Economy Fund(R) -- Class R3
American Funds Washington Mutual Investors Fund(SM) -- Class R3
Ave Maria Growth Fund
Ave Maria Opportunity Fund

Ave Maria Rising Dividend Fund
BlackRock Capital Appreciation Fund, Inc. -- Investor A BlackRock Equity Dividend Fund -- Investor A
BlackRock Flexible Equity Fund -- Investor A
BlackRock Global Allocation Fund, Inc. -- Investor A
BlackRock Large Cap Core Fund -- Investor A
BlackRock Mid-Cap Growth Equity Portfolio -- Investor A BlackRock Mid Cap Value Opportunities Fund -- Investor A BlackRock Small Cap Growth Fund II -- Investor A
BMO Mid-Cap Value Fund -- Class Y
Calamos Global Equity Fund -- Class A
Calamos International Growth Fund -- Class A
Calvert Bond Portfolio -- Class A
Calvert Equity Portfolio -- Class A
Calvert Income Fund -- Class A
ClearBridge Aggressive Growth Fund -- Class FI
ClearBridge Appreciation Fund -- Class A
ClearBridge Mid Cap Core Fund -- Class A
ClearBridge Small Cap Growth Fund -- Class FI
ClearBridge Value Trust -- Class FI
Columbia Acorn(R) Fund -- Class A
Columbia Contrarian Core Fund -- Class A
Columbia Diversified Equity Income Fund -- Class R4
Columbia Marsico 21st Century Fund -- Class A
Columbia Marsico Growth Fund -- Class A
Columbia Marsico International Opportunities Fund -- Class A Columbia Mid Cap Value Fund -- Class A
Columbia Mid Cap Value Opportunity Fund -- Class R4
Columbia Multi-Advisor Small Cap Value Fund -- Class R4
Columbia Seligman Communications and Information Fund -- Class A Columbia Seligman Global Technology Fund -- Class A
Columbia Small Cap Value Fund I -- Class A
Davis Financial Fund -- Class A
Davis New York Venture Fund -- Class A
Delaware Diversified Income Fund -- Class A
Delaware Extended Duration Bond Fund -- Class A
Domini Social Equity Fund(R) -- Investor Class
Dreyfus Bond Market Index Fund -- Class INV
Dreyfus Midcap Index Fund
Dreyfus S&P 500 Index Fund
Dreyfus Smallcap Stock Index Fund
DWS Capital Growth Fund -- Class A
DWS Enhanced Emerging Markets Fixed Income Fund -- Class A
DWS Equity Dividend Fund -- Class A
DWS Global Growth Fund -- Class A
Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A
Eaton Vance Balanced Fund -- Class A
Eaton Vance Income Fund of Boston -- Class A
Eaton Vance Large-Cap Value Fund -- Class A
Eaton Vance Worldwide Health Sciences Fund -- Class A
Federated Clover Small Value Fund -- Class A
Federated Equity Income Fund, Inc. -- Class A
Federated Kaufmann Fund -- Class R
Federated MDT Mid Cap Growth Strategies Fund -- Class A Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T Fidelity(R) Advisor Real Estate Fund -- Class T^
Fidelity(R) Advisor Stock Selector All Cap Fund -- Class T Franklin Growth Fund -- Class A
Franklin Income Fund -- Class A
Franklin Small Cap Value Fund -- Class A
Franklin Strategic Income Fund -- Class A
Franklin Templeton Conservative Allocation Fund -- Class A (1) Franklin Templeton Growth Allocation Fund -- Class A (2) Franklin Templeton Moderate Allocation Fund -- Class A (3) Franklin Total Return Fund -- Class A
Goldman Sachs Absolute Return Tracker -- Class A
Goldman Sachs Government Income Fund -- Class A
Goldman Sachs High Yield Fund -- Class A
Goldman Sachs Large Cap Value Fund -- Class A
Goldman Sachs Mid Cap Value Fund -- Class A
Goldman Sachs Satellite Strategies -- Class A
Goldman Sachs Small Cap Value Fund -- Class A
Goldman Sachs Small/Mid Cap Growth Fund -- Class A
Hartford Balanced HLS Fund -- Class IB
Hartford Dividend and Growth HLS Fund -- Class IB
Hartford Growth HLS Fund -- Class IB*
Hartford Growth Opportunities HLS Fund -- Class IB
Hartford Healthcare HLS Fund -- Class IB
Hartford Index HLS Fund -- Class IB
Hartford Small Company HLS Fund -- Class IB
Hartford SmallCap Growth HLS Fund -- Class IB
Hartford Total Return Bond HLS Fund -- Class IB
Hartford Ultrashort Bond HLS Fund -- Class IB
Hartford Value HLS Fund -- Class IB
Invesco American Franchise Fund -- Class A
Invesco American Value Fund -- Class A
Invesco Comstock Fund -- Class A
Invesco Equity and Income Fund -- Class A
Invesco European Growth Fund -- Class A
Invesco Growth and Income Fund -- Class A
Invesco International Growth Fund -- Class A
Invesco Mid Cap Growth Fund -- Class A
Invesco Real Estate Fund -- Class A
Invesco Small Cap Discovery Fund -- Class A
Invesco Small Cap Equity Fund -- Class A
Invesco Small Cap Growth Fund -- Class A
Invesco Small Cap Value Fund -- Class A
Invesco Value Opportunities Fund -- Class A
Ivy Asset Strategy Fund -- Class Y
Ivy Global Natural Resources Fund -- Class Y
Ivy Large Cap Growth Fund -- Class Y
Ivy Science & Technology Fund -- Class Y
Janus Balanced Fund -- Class S

Janus Enterprise Fund -- Class S
Janus Forty Fund -- Class S
Janus Overseas Fund -- Class S
JPMorgan Core Bond Fund -- Class A
JPMorgan Large Cap Growth Fund -- Class A
JPMorgan Small Cap Equity Fund -- Class A
JPMorgan Small Cap Growth Fund -- Class A
JPMorgan Small Cap Value Fund -- Class A
JPMorgan SmartRetirement(R) 2010 Fund -- Class A
JPMorgan SmartRetirement(R) 2015 Fund -- Class A
JPMorgan SmartRetirement(R) 2020 Fund -- Class A
JPMorgan SmartRetirement(R) 2025 Fund -- Class A
JPMorgan SmartRetirement(R) 2030 Fund -- Class A
JPMorgan SmartRetirement(R) 2035 Fund -- Class A
JPMorgan SmartRetirement(R) 2040 Fund -- Class A
JPMorgan SmartRetirement(R) 2045 Fund -- Class A
JPMorgan SmartRetirement(R) 2050 Fund -- Class A
JPMorgan SmartRetirement(R) 2055 Fund -- Class A
JPMorgan SmartRetirement(R) Income Fund -- Class A
LifePath 2020 Portfolio(R) -- Investor A
LifePath(R) 2025 Portfolio -- Investor A
LifePath 2030 Portfolio(R) -- Investor A
LifePath(R) 2035 Portfolio -- Investor A
LifePath 2040 Portfolio(R) -- Investor A
LifePath(R) 2045 Portfolio -- Investor A
LifePath 2055 Portfolio(R) -- Investor A
LifePath(R) Retirement Portfolio -- Investor A
LKCM Aquinas Growth Fund
LKCM Aquinas Value Fund
Loomis Sayles Bond Fund -- Class ADM
Lord Abbett Affiliated Fund, Inc. -- Class A
Lord Abbett Bond-Debenture Fund, Inc. -- Class A
Lord Abbett Calibrated Dividend Growth Fund -- Class A
Lord Abbett Developing Growth Fund -- Class A
Lord Abbett Fundamental Equity Fund -- Class A
Lord Abbett International Core Equity Fund -- Class A
Lord Abbett Value Opportunities Fund -- Class A
Managers Cadence Mid-Cap Fund -- Investor Class
Massachusetts Investors Trust -- Class R3
MassMutual Premier Disciplined Growth Fund -- Class R4^
MassMutual RetireSMART(SM) 2010 Fund -- Class R4
MassMutual RetireSMART(SM) 2015 Fund -- Class R4
MassMutual RetireSMART(SM) 2020 Fund -- Class R4
MassMutual RetireSMART(SM) 2025 Fund -- Class R4
MassMutual RetireSMART(SM) 2030 Fund -- Class R4
MassMutual RetireSMART(SM) 2035 Fund -- Class R4
MassMutual RetireSMART(SM) 2040 Fund -- Class R4
MassMutual RetireSMART(SM) 2045 Fund -- Class R4
MassMutual RetireSMART(SM) 2050 Fund -- Class R4
MassMutual RetireSMART(SM) 2055 Fund -- Class R4
MassMutual RetireSMART(SM) in Retirement Fund -- Class R4
MassMutual Select Blue Chip Growth Fund -- Class R4^
MassMutual Select Diversified Value Fund -- Class R4^
MassMutual Select Focused Value Fund -- Class R4^
MassMutual Select Fundamental Value Fund -- Class R4^
MassMutual Select Growth Opportunities Fund -- Class R4^
MassMutual Select Mid Cap Growth Equity II Fund -- Class R4^
MassMutual Select Overseas Fund -- Class R4^
MassMutual Select PIMCO Total Return Fund -- Class R4^
MassMutual Select Strategic Bond Fund -- Class R4^
MFS(R) Core Equity Fund -- Class R3
MFS(R) Government Securities Fund -- Class R3
MFS(R) Growth Fund -- Class R3
MFS(R) International Value Fund -- Class R3
MFS(R) New Discovery Fund -- Class R3
MFS(R) Research Bond Fund -- Class R3
MFS(R) Research International Fund -- Class R3
MFS(R) Technology Fund -- Class R3
MFS(R) Total Return Fund -- Class R3
MFS(R) Utilities Fund -- Class R3
MFS(R) Value Fund -- Class R3
MM MSCI EAFE(R) International Index Fund -- Class R4^
MM Russell 2000(R) Small Cap Index Fund -- Class R4^
MM S&P 500(R) Index Fund -- Class R4^
MM S&P(R) Mid Cap Index Fund -- Class R4^
Munder Mid-Cap Core Growth Fund -- Class A
Mutual Beacon Fund -- Class A (4)
Mutual Global Discovery Fund -- Class A (5)
Mutual Shares Fund -- Class A (6)
Neuberger Berman Socially Responsive Fund -- Class A
Nuveen Santa Barbara Dividend Growth Fund -- Class A
Nuveen Small Cap Index Fund -- Class A
Nuveen Tradewinds International Value -- Class A
Oppenheimer Capital Income Fund -- Class A
Oppenheimer Equity Fund -- Class A
Oppenheimer Equity Income Fund -- Class A
Oppenheimer Global Fund -- Class A
Oppenheimer Global Strategic Income Fund -- Class A
Oppenheimer Gold & Special Minerals Fund -- Class A
Oppenheimer International Bond Fund -- Class A
Oppenheimer International Diversified Fund -- Class A
Oppenheimer International Growth Fund -- Class A
Oppenheimer Main Street Fund(R) -- Class A
Oppenheimer Main Street Select Fund(R) -- Class A
Oppenheimer Main Street Small- & Mid- Cap Fund(R) -- Class A (7)
Oppenheimer Real Estate Fund -- Class A
Oppenheimer Rising Dividends Fund -- Class A
Oppenheimer Small- & Mid- Cap Value Fund -- Class A
Perkins Mid Cap Value Fund -- Class S
PIMCO Emerging Markets Bond Fund -- Class A
PIMCO Real Return Fund -- Class A
PIMCO Total Return Fund -- Class A
PIMCO Total Return III Fund -- Class Admin
Pioneer Emerging Markets Fund -- Class A
Pioneer Equity Income Fund -- Class A

Pioneer Fund -- Class A



Pioneer Fundamental Growth Fund -- Class A
Pioneer High Yield Fund -- Class A
Pioneer Mid Cap Value Fund -- Class A
Pioneer Oak Ridge Small Cap Growth Fund -- Class A
Pioneer Select Mid Cap Growth Fund -- Class A
Pioneer Strategic Income Fund -- Class A
Prudential Jennison 20/20 Focus Fund -- Class A
Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A Prudential Jennison Natural Resources Fund, Inc. -- Class A Putnam Equity Income Fund -- Class A
Putnam High Yield Advantage Fund -- Class A
Putnam International Capital Opportunities Fund -- Class A Putnam Investors Fund -- Class A
Putnam Small Cap Growth Fund -- Class A
RidgeWorth Large Cap Value Equity Fund -- Class A
RidgeWorth Mid-Cap Value Equity Fund -- Class A
RidgeWorth Small Cap Value Equity Fund -- Class A
Royce Total Return Fund -- Class K
Royce Value Fund -- Class K
Russell LifePoints(R) Balanced Strategy Fund -- Class R2 Russell LifePoints(R) Conservative Strategy Fund -- Class R2 Russell LifePoints(R) Equity Growth Strategy Fund -- Class R2 Russell LifePoints(R) Growth Strategy Fund -- Class R2 Russell LifePoints(R) Moderate Strategy Fund -- Class R2
T. Rowe Price Equity Income Fund -- Class R
T. Rowe Price Growth Stock Fund, Inc. -- Class R
T. Rowe Price Retirement 2010 Fund -- R Class
T. Rowe Price Retirement 2020 Fund -- R Class
T. Rowe Price Retirement 2030 Fund -- R Class
T. Rowe Price Retirement 2040 Fund -- R Class
T. Rowe Price Retirement 2050 Fund -- R Class
T. Rowe Price Retirement Income Fund -- R Class
Templeton Developing Markets Trust -- Class A
Templeton Foreign Fund -- Class A
Templeton Global Bond Fund -- Class A
Templeton Global Opportunities Trust -- Class A
Templeton Growth Fund, Inc. -- Class A
The Hartford Balanced Allocation Fund -- Class R4 (8)
The Hartford Balanced Allocation Fund -- Class R5 (9)
The Hartford Balanced Income Fund -- Class R4
The Hartford Capital Appreciation Fund -- Class R4
The Hartford Capital Appreciation Fund -- Class R5
The Hartford Conservative Allocation Fund -- Class R4
The Hartford Conservative Allocation Fund -- Class R5
The Hartford Dividend and Growth Fund -- Class R4
The Hartford Global All-Asset Fund -- Class R4
The Hartford Global Research Fund -- Class R4 (10)
The Hartford Growth Allocation Fund -- Class R4
The Hartford Growth Allocation Fund -- Class R5
The Hartford Growth Opportunities Fund -- Class R4
The Hartford Healthcare Fund -- Class R4
The Hartford High Yield Fund -- Class R4
The Hartford Inflation Plus Fund -- Class R4
The Hartford International Small Company Fund -- Class R4
The Hartford MidCap Value Fund -- Class R4
The Hartford Small Company Fund -- Class R4
The Hartford Target Retirement 2010 Fund -- Class R4^^
The Hartford Target Retirement 2010 Fund -- Class R5^^
The Hartford Target Retirement 2015 Fund -- Class R4^^
The Hartford Target Retirement 2020 Fund -- Class R4^^
The Hartford Target Retirement 2020 Fund -- Class R5^^
The Hartford Target Retirement 2025 Fund -- Class R4^^
The Hartford Target Retirement 2030 Fund -- Class R4^^
The Hartford Target Retirement 2030 Fund -- Class R5^^
The Hartford Target Retirement 2035 Fund -- Class R4^^
The Hartford Target Retirement 2040 Fund -- Class R4^^
The Hartford Target Retirement 2045 Fund -- Class R4^^
The Hartford Target Retirement 2050 Fund -- Class R4^^
The Hartford Total Return Bond Fund -- Class R4
The Hartford Total Return Bond Fund -- Class R5
Thornburg Core Growth Fund -- Class R3
Thornburg Core Growth Fund -- Class R4
Thornburg International Value Fund -- Class R3
Thornburg International Value Fund -- Class R4
Thornburg Value Fund -- Class R3
Thornburg Value Fund -- Class R4
TIAA-CREF Bond Index Fund -- Retirement Class
TIAA-CREF Equity Index Fund -- Retirement Class
TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class TIAA-CREF Large-Cap Value Index Fund -- Retirement Class Timothy Plan Large/Mid-Cap Value Fund -- Class A
UBS Dynamic Alpha Fund -- Class A
UBS Global Allocation Fund -- Class A
UBS U.S. Allocation Fund -- Class A
Victory Diversified Stock Fund -- Class A
Victory Established Value Fund -- Class A
Victory Small Company Opportunity Fund -- Class A
Victory Special Value Fund -- Class A
Wells Fargo Advantage Asset Allocation Fund -- Class A
Wells Fargo Advantage Core Bond Fund -- Class A

Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
Wells Fargo Advantage International Equity Fund -- Class A
Wells Fargo Advantage Utility and Telecommunications Fund -- Class A



* Effective on or about 6/23/2014, the underlying Fund will be merged into Hartford Growth Opportunities HLS Fund -- Class IB and all references to the underlying Fund will be deleted.
(1) Effective 6/30/2014, the underlying Fund will be renamed Franklin Conservative Allocation Fund --Class A.
(2) Effective 6/30/2014, the underlying Fund will be renamed Franklin Growth Allocation Fund -- Class A.
(3) Effective 6/30/2014, the underlying Fund will be renamed Franklin Moderate Allocation Fund --Class A.
(4) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Beacon Fund -- Class A.
(5) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Global Discovery Fund --Class A.
(6) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Shares Fund -- Class A.
(7) Effective 6/30/2014, the underlying Fund will be renamed Oppenheimer Main Street Mid Cap Fund - - Class A.
(8) Effective 5/30/2014, the underlying Fund will be renamed Hartford Moderate Allocation Fund --Class R4.
(9) Effective 5/30/2014, the underlying Fund will be renamed Hartford Moderate Allocation Fund --Class R5.
(10) Effective 5/30/2014, the underlying Fund will be renamed Hartford Global Equity Income Fund --Class R4.
^      The underlying Fund will be open for Contributions effective June
       1, 2014.
^^     The underlying Fund will be liquidated on or about June 25, 2014.



    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2014



Statement of Additional Information Dated: May 1, 2014

                               TABLE OF CONTENTS


SECTION                                                                  PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                      7
FEE TABLE                                                                      9
SUMMARY                                                                       13
PERFORMANCE RELATED INFORMATION                                               16
HARTFORD LIFE INSURANCE COMPANY                                               17
THE SEPARATE ACCOUNT                                                          17
THE FUNDS                                                                     17
GENERAL ACCOUNT OPTION                                                        44
CONTRACT CHARGES                                                              45
 Contingent Deferred Sales Charge                                             45
 Annual Maintenance Fee                                                       46
 Program and Administrative Charge                                            46
 Loan Fees                                                                    47
 Premium Taxes                                                                47
 Transfer Fee                                                                 47
 Experience Rating under the Contracts                                        47
 Negotiated Charges and Fees                                                  47
 Charges of the Funds                                                         48
 Plan Related Expenses                                                        48
THE CONTRACTS                                                                 48
 The Contracts Offered                                                        48
 Assignments                                                                  48
 Pricing and Crediting of Contributions                                       48
 May I cancel my certificate?                                                 48
 What is a Surrender Charge Offset?                                           49
 May I make changes in the amounts of my Contribution?                        49
 Can you transfer from one Sub-Account to another?                            49
 What is a Sub-Account Transfer?                                              49
 What Happens When you Request a Sub-Account Transfer?                        49
 What Restrictions Are There on your Ability to Make a Sub-Account            50
  Transfer?
 Fund Trading Policies                                                        50
 How are you affected by frequent Sub-Account Transfers?                      51
 General Account Option Transfers                                             52
 Telephone and Internet Transfers                                             52
 Dollar Cost Averaging                                                        52
 May I request a loan from my Participant Account?                            53
 How do I know what my Participant Account is worth?                          53
 How are the underlying Fund shares valued?                                   54
DEATH BENEFITS                                                                55
 Determination of the Beneficiary                                             55
 Death before the Annuity Commencement Date                                   55
 Death on or after the Annuity Commencement Date                              55
SETTLEMENT PROVISIONS                                                         56
 Can payment of the Surrender value ever be postponed beyond the              56
  seven-day period?
 May I Surrender once Annuity Payouts have started?                           56
 How do I elect an Annuity Commencement Date and Annuity Payout               56
  Option?
 What is the minimum amount that I may select for an Annuity                  57
  Payout?
 How are Contributions made to establish an Annuity Account?                  57
 Can a Contract be suspended?                                                 57
 Annuity Payout Options                                                       57
 Systematic Withdrawal Option                                                 58
 How are Variable Annuity Payouts determined?                                 59
MORE INFORMATION                                                              60
 Can a Contract be modified?                                                  60
 Can Hartford waive any rights under a Contract?                              60
 How Contracts Are Sold                                                       60
 Who is the custodian of the Separate Account's assets?                       61
 Are there any material legal proceedings affecting the Separate              61
  Account?
 How may I get additional information?                                        62
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                     63
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS                             APP TAX-1
 A. General                                                            APP TAX-1
 B. Taxation of Hartford and the Separate Account                      APP TAX-1
 C. Diversification of the Separate Account                            APP TAX-2
 D. Tax Ownership of the Assets in the Separate Account                APP TAX-2
 E. Non-Natural Persons as Owners                                      APP TAX-3
 F. Annuity Purchases by Nonresident Aliens and Foreign                APP TAX-3
  Corporations
 G. Generation Skipping Transfer Tax                                   APP TAX-3
 H. Tax-Qualified Retirement Plans                                     APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contribution to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

APPROVED PLAN RELATED INVESTMENT ACCOUNT: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PREMIUM TAX: A tax, or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (1)
  During First Year                                                                                          5%
  During Second Year                                                                                         4%
  During Third Year                                                                                          3%
  During Fourth Year                                                                                         2%
  During Fifth Year                                                                                          1%
  During Sixth Year and thereafter                                                                           0%
Loan Set-Up Fee (2)*                                                                                       $50


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



LOAN ADMINISTRATION FEE (2)(3)*                                              $50


------------


(1) The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.



(2) This is the maximum fee we would charge. (See "May I Request a Loan from my Participant Account?")


(3) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

ANNUAL MAINTENANCE FEE (4)                                                   $30



MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (5)



  BEFORE ANNUITY COMMENCEMENT DATE:



RANGE OF PROGRAM AND ADMINISTRATIVE                               PROGRAM AND
CHARGE BASED ON TOTAL VALUE OF PARTICIPANT                      ADMINISTRATIVE
ACCOUNTS UNDER A CONTRACT (6)                                       CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                                    1.25%
$3,500,000.00 to $4,999,999.99                                         1.05%
$5,000,000.00 to $24,999,999.99                                        0.85%
$25,000,000.00 to $34,999,999.99                                       0.75%
$35,000,000.00 to $49,999,999.99                                       0.65%
$50,000,000.00 to $69,999,999.99                                       0.50%
$70,000,000.00 to $84,999,999.99                                       0.35%
$85,000,000.00 to $99,999,999.99                                       0.15%
$100,000,000.00 and over                                               0.00%


AFTER ANNUITY COMMENCEMENT DATE:


                                                                  PROGRAM AND
                                                                ADMINISTRATIVE
                                                                    CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                              1.25%



    We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.


------------


(4) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The Program and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").



(6) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.32%             15.68%+
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)



+ The maximum rate does not reflect the contractual fee waiver received from the fund company.



    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Asset Allocation Funds, JPMorgan Smart Retirement Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, the LifePath(R) Retirement Portfolios, the Russell LifePoints(R) Strategy Funds and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOU INVEST IN YOUR PARTICIPANT ACCOUNT AT THE SAME TIME THE CONTRACT IS ISSUED TO THE CONTRACT OWNER AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                        IF YOU SURRENDER YOUR CONTRACT
                                         AT THE END OF THE APPLICABLE
        PROGRAM AND                               TIME PERIOD
   ADMINISTRATIVE CHARGE       1 YR.        3 YRS.        5 YRS.         10 YRS.
---------------------------------------------------------------------------------
1.25%                          $2,151        $4,833        $6,926         $10,418
1.05%                          $2,131        $4,790        $6,874         $10,380
0.85%                          $2,112        $4,747        $6,822         $10,341
0.75%                          $2,102        $4,725        $6,796         $10,321
0.50%                          $2,078        $4,671        $6,729         $10,270

                                               IF YOU ANNUITIZE
                                         AT THE END OF THE APPLICABLE              IF YOU DO NOT SURRENDER
        PROGRAM AND                               TIME PERIOD                      YOUR CONTRACT
   ADMINISTRATIVE CHARGE       1 YR.        3 YRS.        5 YRS.         10 YRS.    1 YR.
----------------------------  -----------------------------------------------------------------
1.25%                          $1,735        $4,634        $6,856         $10,388   $1,765
1.05%                          $1,715        $4,590        $6,803         $10,350   $1,745
0.85%                          $1,694        $4,545        $6,751         $10,311   $1,724
0.75%                          $1,684        $4,523        $6,724         $10,291   $1,714
0.50%                          $1,658        $4,467        $6,657         $10,240   $1,688


                                   IF YOU DO NOT SURRENDER
        PROGRAM AND                     YOUR CONTRACT
   ADMINISTRATIVE CHARGE      3 YRS.        5 YRS.         10 YRS.
----------------------------  -------------------------------------
1.25%                          $4,664        $6,886         $10,418
1.05%                          $4,620        $6,833         $10,380
0.85%                          $4,575        $6,781         $10,341
0.75%                          $4,553        $6,754         $10,321
0.50%                          $4,497        $6,687         $10,270


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at retire.massmutual.com/ rsgovnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You don't pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    You won't be charged a Contingent Deferred Sales Charge on:

    -- Benefit Payments

    -- Plan Related Expenses

    -- Transfers to an Approved Plan Related Investment Account

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:

                                                                  PROGRAM AND
                                                                ADMINISTRATIVE
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                  1.25%
 $3,500,000.00 to $4,999,999.99                                       1.05%
 $5,000,000.00 to $24,999,999.99                                      0.85%
 $25,000,000.00 to $34,999,999.99                                     0.75%
 $35,000,000.00 to $49,999,999.99                                     0.65%
 $50,000,000.00 to $69,999,999.99                                     0.50%
 $70,000,000.00 to $84,999,999.99                                     0.35%
 $85,000,000.00 to $99,999,999.99                                     0.15%
 $100,000,000.00 and over                                             0.00%

    After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.


PARTICIPANT ACCOUNT LOANS


    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.


    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception, into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford Life") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our administrative offices are located in Windsor, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

    On January 1, 2013, Hartford Life entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford Life under the Contracts and to provide administration of the Contracts.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.



                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein 2010 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein 2015 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein 2020 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein 2025 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein 2030 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein 2035 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein 2040 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein 2045 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
 AllianceBernstein Discovery Value          Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Fund -- Class A                                                                        Services, Inc.
 AllianceBernstein Global Bond Fund         To generate income consistent with           ABIS - AllianceBernstein Investor
  -- Class A                                preservation of capital                      Services, Inc.
 AllianceBernstein Global Risk              Total return consistent with                 ABIS - AllianceBernstein Investor
  Allocation Fund, Inc. -- Class A          reasonable risks through a combination       Services, Inc.
                                            of income and long-term growth of
                                            capital
 AllianceBernstein Global Value Fund        Long-term growth of capital                  ABIS - AllianceBernstein Investor
  -- Class A                                                                             Services, Inc.
 AllianceBernstein Growth Fund --           Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Class A                                                                                Services, Inc.
 AllianceBernstein High Income Fund         Seeks to maximize total returns from         ABIS - AllianceBernstein Investor
  -- Class A                                price appreciation and income                Services, Inc.
 AllianceBernstein International            Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Growth Fund -- Class A                                                                 Services, Inc.
 AllianceBernstein International            Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Value Fund -- Class A                                                                  Services, Inc.
 AllianceBernstein Value Fund --            Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Class A                                                                                Services, Inc.
 AllianzGI NFJ Dividend Value Fund --       Seeks long-term growth of capital and        Allianz Global Investors Fund Management
  Class A                                   income                                       LLC
                                                                                         Sub-advised by NFJ Investment Group
                                                                                         (NFJ)
 AllianzGI NFJ International Value          Seeks long-term growth of capital and        Allianz Global Investors Fund Management
  Fund -- Class A                           income                                       LLC
                                                                                         Sub-advised by NFJ Investment Group
                                                                                         (NFJ)

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AllianzGI NFJ Small-Cap Value Fund         Seeks long-term growth of capital and        Allianz Global Investors Fund Management
  -- Class A                                income                                       LLC
                                                                                         Sub-advised by NFJ Investment Group
                                                                                         (NFJ)
 American Century Equity Growth Fund        The fund seeks long-term capital             American Century Investment Management,
  -- Class A                                growth by investing in common stocks         Inc.
 American Century Equity Income Fund        The fund seeks current income. Capital       American Century Investment Management,
  -- Class A                                appreciation is a secondary objective        Inc.
 American Century Growth Fund --            The fund seeks long-term capital             American Century Investment Management,
  Class A                                   growth                                       Inc.
 American Century Heritage Fund --          Seeks long-term capital growth.              American Century Investment Management,
  Class A                                                                                Inc.
 American Century Large Company Value       The fund seeks long-term capital             American Century Investment Management,
  Fund -- Class A                           growth. Income is a secondary                Inc.
                                            objective.
 American Century Prime Money Market        The fund seeks to earn the highest           American Century Investment Management,
  Fund -- Class A+                          level of current income while                Inc.
                                            preserving the value of your
                                            investment
 American Funds AMCAP Fund(R) --            Seeks to provide long-term growth of         Capital Research and Management Company
  Class R3                                  capital
 American Funds American Balanced           The investment objectives of the fund        Capital Research and Management Company
  Fund(R) -- Class R3                       are: (1) conservation of capital, (2)
                                            current income and (3) long-term
                                            growth of capital and income.
 American Funds American Mutual             Strives to provide for the balanced          Capital Research and Management Company
  Fund(R) -- Class R3                       accomplishment of three objectives:
                                            current income, capital growth and
                                            conservation of principal
 American Funds Capital Income              The fund has two primary investment          Capital Research and Management Company
  Builder(R) -- Class R3                    objectives. It seeks (1) to provide
                                            you with a level of current income
                                            that exceeds the average yield on U.S.
                                            stocks generally and (2) to provide
                                            you with a growing stream of income
                                            over the years. The fund's secondary
                                            objective is to provide you with
                                            growth of capital.
 American Funds Capital World Growth        Seeks to provide long-term growth of         Capital Research and Management Company
  and Income Fund(SM) -- Class R3           capital with current income.
 American Funds EuroPacific Growth          Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital.
 American Funds Fundamental Investors       Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(SM) -- Class R3                      capital and income.
 American Funds New Perspective             Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital. Future income is a secondary
                                            objective

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds The Bond Fund of            Seeks to provide as high a level of          Capital Research and Management Company
  America(R) -- Class R3                    current income as is consistent with
                                            the preservation of capital.
 American Funds The Growth Fund of          Seeks to provide growth of capital.          Capital Research and Management Company
  America(R) -- Class R3
 American Funds The Income Fund of          Seeks to provide current income and,         Capital Research and Management Company
  America(R) -- Class R3                    secondarily, growth of capital.
 American Funds The Investment              Seeks to provide long-term growth of         Capital Research and Management Company
  Company of America(R) -- Class R3         capital and income.
 American Funds The New Economy             Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital. Current income is a secondary
                                            consideration.
 American Funds Washington Mutual           Seeks to produce income and provide an       Capital Research and Management Company
  Investors Fund(SM) -- Class R3            opportunity for growth of principal
                                            consistent with sound common stock
                                            investing.
 Ave Maria Growth Fund                      Long-term capital appreciation               Schwartz Investment Counsel, Inc.
                                                                                         Sub-advised by JLB & Associates, Inc.
 Ave Maria Opportunity Fund                 Long-term capital appreciation               Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund             Long-term capital appreciation               Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund,       Seeks long-term growth of capital            BlackRock Advisors, LLC
  Inc. -- Investor A                                                                     Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Equity Dividend Fund --          Seeks long-term total return and             BlackRock Advisors, LLC
  Investor A                                current income                               Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Flexible Equity Fund --          Seeks to achieve long-term total             BlackRock Advisors, LLC
  Investor A                                return
 BlackRock Global Allocation Fund,          To provide high total investment             BlackRock Advisors, LLC
  Inc. -- Investor A                        return through a fully managed               Sub-advised by BlackRock Investment
                                            investment policy utilizing United           Management, LLC and BlackRock Asset
                                            States and foreign equity securities,        Management U.K. Limited
                                            debt and money market securities, the
                                            combination of which will be varied
                                            from time to time both with respect to
                                            types of securities and markets in
                                            response to changing market and
                                            economic trends. Total return means
                                            the combination of capital growth and
                                            investment income.
 BlackRock Large Cap Core Fund --           To seek long-term capital growth. In         BlackRock Advisors, LLC
  Investor A                                other words, the Fund tries to choose        Sub-advised by BlackRock Investment
                                            investments that will increase in            Management, LLC
                                            value.
 BlackRock Mid-Cap Growth Equity            Long-term capital appreciation               BlackRock Advisors, LLC
  Portfolio -- Investor A

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Mid Cap Value                    To seek capital appreciation and,            BlackRock Advisors, LLC
  Opportunities Fund -- Investor A          secondarily, income, by investing in         Sub-advised by BlackRock Investment
                                            securities, primarily equity                 Management, LLC
                                            securities that Fund management
                                            believes are undervalued and therefore
                                            represent an investment value.
 BlackRock Small Cap Growth Fund II         Seek long-term capital growth                BlackRock Advisors, LLC
  -- Investor A                                                                          Sub-advised by BlackRock Capital
                                                                                         Management, Inc.
 BMO Mid-Cap Value Fund -- Class Y          Capital appreciation                         BMO Asset Management Corp.
 Calamos Global Equity Fund -- Class        Long-term capital growth                     Calamos Advisors LLC
  A
 Calamos International Growth Fund --       Long-term capital growth                     Calamos Advisors LLC
  Class A
 Calvert Bond Portfolio -- Class A          Seeks to provide as high a level of          Calvert Investment Management Inc.
                                            current income as is consistent with
                                            prudent investment risk and
                                            preservation of capital through
                                            investment in bonds and other straight
                                            debt securities meeting the Fund's
                                            investment criteria, including
                                            financial, sustainability and social
                                            responsibility factors
 Calvert Equity Portfolio -- Class A        Seeks growth of capital through              Calvert Investment Management Inc.
                                            investment in stocks of issuers in           Sub-advised by Atlanta Capital
                                            industries believed to offer                 Management Company, LLC.
                                            opportunities for potential capital
                                            appreciation and which meet the Fund's
                                            investment criteria including
                                            financial, sustainability and social
                                            responsibility factors
 Calvert Income Fund -- Class A             Seeks to maximize income, to the             Calvert Investment Management Inc.
                                            extent consistent with preservation of
                                            capital, through investment in bonds
                                            and income-producing securities
 ClearBridge Aggressive Growth Fund         Capital appreciation                         Legg Mason Partners Fund Advisor, LLC
  -- Class FI                                                                            Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Appreciation Fund --           Long-term capital appreciation               Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Mid Cap Core Fund --           Long-term capital growth                     Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Small Cap Growth Fund --       Long-term growth of capital                  Legg Mason Partners Fund Advisor, LLC
  Class FI                                                                               Sub-advised by ClearBridge Investments,
                                                                                         LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 ClearBridge Value Trust -- Class FI        Long-term capital growth                     ClearBridge, LLC
   FORMERLY LEGG MASON CAPITAL
    MANAGEMENT VALUE TRUST -- CLASS
    FI
 Columbia Acorn(R) Fund -- Class A          Seeks long-term capital appreciation         Columbia Wagner Asset Management, L. P.
 Columbia Contrarian Core Fund --           Seeks total return consisting of             Columbia Management Investment Advisers,
  Class A                                   long-term capital appreciation and           LLC
                                            current income.
 Columbia Diversified Equity Income         High level of current income, as a           Columbia Management Investment Advisers,
  Fund -- Class R4                          secondary objective, steady growth of        LLC
                                            capital
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 12/31/2010.
 Columbia Marsico 21st Century Fund         Seeks long-term growth of capital            Columbia Management Investment Advisers,
  -- Class A                                                                             LLC
                                                                                         Sub-advised by Marsico Capital
                                                                                         Management, LLC
 Columbia Marsico Growth Fund --            Seeks long-term growth of capital            Columbia Management Investment Advisers,
  Class A                                                                                LLC
                                                                                         Sub-advised by Marsico Capital
                                                                                         Management, LLC
 Columbia Marsico International             Seeks long-term growth of capital            Columbia Management Investment Advisers,
  Opportunities Fund -- Class A                                                          LLC
                                                                                         Sub-advised by Marsico Capital
                                                                                         Management, LLC
   CLOSED TO NEW AND SUBSEQUENT
    CONTRIBUTIONS AND TRANSFERS OF
    PARTICIPANT ACCOUNT VALUES.
 Columbia Mid Cap Value Fund -- Class       Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  A                                                                                      LLC
 Columbia Mid Cap Value Opportunity         Seeks to provide shareholders with           Columbia Management Investment Advisers,
  Fund -- Class R4                          long-term growth of capital.                 LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 12/31/2010.
 Columbia Multi-Advisor Small Cap           Seeks to provide shareholders with           Columbia Management Investment Advisers,
  Value Fund -- Class R4                    long-term capital appreciation.              LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 12/31/2010.
 Columbia Seligman Communications and       Seeks to provide shareholders with           Columbia Management Investment Advisers,
  Information Fund -- Class A               capital gain                                 LLC
 Columbia Seligman Global Technology        Seeks to provide shareholders with           Columbia Management Investment Advisers,
  Fund -- Class A                           capital gain.                                LLC
 Columbia Small Cap Value Fund I --         Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  Class A                                                                                LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/30/2010.
 Davis Financial Fund -- Class A            Long-term growth of capital                  Davis Selected Advisers, L.P.
                                                                                         Sub-advised by Davis Selected Advisers -
                                                                                         NY, Inc.
 Davis New York Venture Fund -- Class       Long-term growth of capital                  Davis Selected Advisers, L.P.
  A                                                                                      Sub-advised by Davis Selected Advisers -
                                                                                         NY, Inc.
 Delaware Diversified Income Fund --        Seeks maximum long-term total return,        Delaware Management Company
  Class A                                   consistent with reasonable risk.

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Delaware Extended Duration Bond Fund         Seeks to provide investors with total        Delaware Management Company
  -- Class A                                  return.
 Domini Social Equity Fund(R) --              Seeks to provide long-term total             Wellington Management Company, LLP
  Investor Class                              return.
 Dreyfus Bond Market Index Fund --            The fund seeks to match the total            The Dreyfus Corporation
  Class INV                                   return of the Barclays Capital U.S.
                                              Aggregate Index.
 Dreyfus Midcap Index Fund                    The fund seeks to match the                  The Dreyfus Corporation
                                              performance of the Standard &
                                              Poor's(R) MidCap 400 Index.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/1/2014.
 Dreyfus S&P 500 Index Fund                   The fund seeks to match the                  The Dreyfus Corporation
                                              performance of the Standard &
                                              Poor's(R) 500 Composite Stock Price
                                              Index.
 Dreyfus Smallcap Stock Index Fund            The fund seeks to match the                  The Dreyfus Corporation
                                              performance of the Standard &
                                              Poor's(R) SmallCap 600 Index.
 DWS Capital Growth Fund -- Class A           Seeks long-term growth of capital            Deutsche Investment Management
                                                                                           Americas Inc.
 DWS Enhanced Emerging Markets Fixed          Seeks high current income and,               Deutsche Investment Management
  Income Fund -- Class A                      secondarily, long-term capital               Americas Inc.
                                              appreciation
 DWS Equity Dividend Fund -- Class A          Seeks to achieve high rate of total          Deutsche Investment Management
                                              return                                       Americas Inc.
                                                                                           Sub-advised by Dreman Value Management
                                                                                           L.L.C.
 DWS Global Growth Fund -- Class A            Long-term growth of capital                  Deutsche Investment Management
                                                                                           Americas Inc.
 Eaton Vance-Atlanta Capital SMID-Cap         To seek long-term capital growth             Boston Management & Research
  Fund -- Class A                                                                          Sub-advised by Atlanta Capital
                                                                                           Management Company, LLC
 Eaton Vance Balanced Fund -- Class A         To provide current income and                Boston Management & Research
                                              long-term growth of capital
 Eaton Vance Income Fund of Boston --         To provide a high level of current           Boston Management & Research
  Class A                                     income
 Eaton Vance Large-Cap Value Fund --          To seek total return                         Boston Management & Research
  Class A
 Eaton Vance Worldwide Health Sciences        To seek long-term capital growth by          OrbiMed Advisors LLC
  Fund -- Class A                             investing in a worldwide and
                                              diversified portfolio of health
                                              sciences companies
 Federated Clover Small Value Fund --         To seek capital appreciation                 Federated Global Investment Management
  Class A                                                                                  Corp.
 Federated Equity Income Fund, Inc. --        To provide above average income and          Federated Equity Management Company of
  Class A                                     capital appreciation                         Pennsylvania
 Federated Kaufmann Fund -- Class R           To provide capital appreciation              Federated Equity Management Company of
                                                                                           Pennsylvania
                                                                                           Sub-advised by Federated Global
                                                                                           Investment Management Corp

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Federated MDT Mid Cap Growth                 Appreciation of capital                      Federated MDTA LLC
  Strategies Fund -- Class A
 Fidelity(R) Advisor Leveraged Company        Seeks capital appreciation                   Fidelity Management & Research Company
  Stock Fund -- Class T
 Fidelity(R) Advisor Real Estate Fund         Seeks above-average income and               SelectCo
  -- Class T^                                 long-term capital growth, consistent         Sub-advised by FMRC
                                              with reasonable investment risk. The
                                              fund seeks to provide a yield that
                                              exceeds the composite yield of the S&P
                                              500 Index.
 Fidelity(R) Advisor Stock Selector All       Seeks capital appreciation                   Fidelity Management & Research Company
  Cap Fund -- Class T
 Franklin Growth Fund -- Class A              Capital appreciation                         Franklin Advisers, Inc.
                                                                                           Sub-advised by Franklin Investment
                                                                                           Advisory Services, LLC
 Franklin Income Fund -- Class A              To maximize income while maintaining         Franklin Advisers, Inc.
                                              prospects for capital appreciation.
 Franklin Small Cap Value Fund -- Class       Long-term total return.                      Franklin Advisory Services, LLC
  A
 Franklin Strategic Income Fund --            To earn a high level of current              Franklin Advisers, Inc.
  Class A                                     income. A secondary goal is capital
                                              appreciation over the long-term.
 Franklin Templeton Conservative              The highest level of long-term total         Franklin Advisers, Inc.
  Allocation Fund -- Class A                  return that is consistent with an
                                              acceptable level of risk.
   EFFECTIVE 6/30/2014, THE SUB-ACCOUNT
    WILL BE RENAMED FRANKLIN
    CONSERVATIVE ALLOCATION FUND --
    CLASS A.
 Franklin Templeton Growth Allocation         The highest level of long-term total         Franklin Advisers, Inc.
  Fund -- Class A                             return that is consistent with an
                                              acceptable level of risk.
   EFFECTIVE 6/30/2014, THE SUB-ACCOUNT
    WILL BE RENAMED FRANKLIN GROWTH
    ALLOCATION FUND -- CLASS A.
 Franklin Templeton Moderate Allocation       The highest level of long-term total         Franklin Advisers, Inc.
  Fund -- Class A                             return that is consistent with an
                                              acceptable level of risk.
   EFFECTIVE 6/30/2014, THE SUB-ACCOUNT
    WILL BE RENAMED FRANKLIN MODERATE
    ALLOCATION FUND -- CLASS A.
 Franklin Total Return Fund -- Class A        The Fund's principal investment goal         Franklin Advisers, Inc.
                                              is to provide high current income,           Sub-advised by Franklin Templeton
                                              consistent with preservation of              Institutional, LLC
                                              capital. Its secondary goal is capital
                                              appreciation over the long term.
 Goldman Sachs Absolute Return Tracker        The Fund seeks to achieve investment         Goldman Sachs Asset Management, L.P.
  -- Class A                                  results that approximate the returns
                                              of the GS-ART Index.
 Goldman Sachs Government Income Fund         A high level of current income,              Goldman Sachs Asset Management, L.P.
  -- Class A                                  consistent with safety of principal
 Goldman Sachs High Yield Fund -- Class       A high level of current income and may       Goldman Sachs Asset Management, L.P.
  A                                           also consider the potential for
                                              capital appreciation
 Goldman Sachs Large Cap Value Fund --        Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  Class A

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund --          Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Satellite Strategies --        Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Small Cap Value Fund --        Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Small/Mid Cap Growth           Seeks long-term growth of capital            Goldman Sachs Asset Management, L.P.
  Fund -- Class A
 Invesco American Franchise Fund --           Long-term capital appreciation               Invesco Advisers, Inc.
  Class A
 Invesco American Value Fund -- Class A       To seek to provide a high total return       Invesco Advisers, Inc.
                                              by investing in equity securities of
                                              small- to mid- sized corporations
 Invesco Comstock Fund -- Class A             To seek capital growth and income            Invesco Advisers, Inc.
                                              through investments in equity
                                              securities, including common stocks,
                                              preferred stocks and securities
                                              convertible into common and preferred
                                              stocks
 Invesco Equity and Income Fund --            To seek the highest possible income          Invesco Advisers, Inc.
  Class A                                     consistent with safety of principal.
                                              Long term growth of capital is an
                                              important secondary investment
                                              objective
 Invesco European Growth Fund -- Class        Long-term capital growth                     Invesco Advisers, Inc.
  A
 Invesco Growth and Income Fund --            To seek income and long-term growth of       Invesco Advisers, Inc.
  Class A                                     capital
 Invesco International Growth Fund --         Long-term capital growth                     Invesco Advisers, Inc.
  Class A
 Invesco Mid Cap Growth Fund -- Class A       To seek capital growth                       Invesco Advisers, Inc.
 Invesco Real Estate Fund -- Class A          Total return through growth of capital       Invesco Advisers, Inc.
                                              and current income
 Invesco Small Cap Discovery Fund --          To seek capital appreciation                 Invesco Advisers, Inc.
  Class A
 Invesco Small Cap Equity Fund -- Class       Long-term growth of capital                  Invesco Advisers, Inc.
  A
 Invesco Small Cap Growth Fund -- Class       Long-term growth of capital                  Invesco Advisers, Inc.
  A
 Invesco Small Cap Value Fund -- Class        To seek capital appreciation                 Invesco Advisers, Inc.
  A
 Invesco Value Opportunities Fund --          Seeks capital growth and income              Invesco Advisers, Inc.
  Class A
 Ivy Asset Strategy Fund -- Class Y           To seek to provide total return.             Ivy Investment Management Company
 Ivy Global Natural Resources Fund --         Seeks capital growth and appreciation.       Ivy Investment Management Company
  Class Y
 Ivy Large Cap Growth Fund -- Class Y         To seek to provide growth of capital.        Ivy Investment Management Company

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Ivy Science & Technology Fund -- Class       To seek to provide growth of capital.        Ivy Investment Management Company
  Y
 Janus Balanced Fund -- Class S               Seeks long-term capital growth,              Janus Capital Management LLC
                                              consistent with preservation of
                                              capital and balanced by current income
 Janus Enterprise Fund -- Class S             Seeks long-term growth of capital            Janus Capital Management LLC
 Janus Forty Fund -- Class S                  Seeks long-term growth of capital            Janus Capital Management LLC
 Janus Overseas Fund -- Class S               Seeks long-term growth of capital            Janus Capital Management LLC
 JPMorgan Core Bond Fund -- Class A           Seeks to maximize total return by            JPMorgan Investment Management, Inc.
                                              investing primarily in a diversified
                                              portfolio of intermediate- and
                                              long-term debt securities
 JPMorgan Large Cap Growth Fund --            Seeks long-term capital appreciation         JPMorgan Investment Management, Inc.
  Class A                                     and growth of income by investing
                                              primarily in equity securities.
 JPMorgan Small Cap Equity Fund --            Seeks capital growth over the long           JPMorgan Investment Management, Inc.
  Class A                                     term
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 10/9/2009.
 JPMorgan Small Cap Growth Fund --            Seeks long-term capital growth               JPMorgan Investment Management, Inc.
  Class A                                     primarily by investing in a portfolio
                                              of equity securities of
                                              small-capitalization and emerging
                                              growth companies
 JPMorgan Small Cap Value Fund -- Class       Seeks long-term capital growth               JPMorgan Investment Management, Inc.
  A                                           primarily by investing in a portfolio
                                              of equity securities of
                                              small-capitalization companies
 JPMorgan SmartRetirement(R) 2010 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2015 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2020 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2025 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2030 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement(R) 2035 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2040 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2045 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2050 Fund        Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  -- Class A                                  current income and some capital
                                              appreciation over time as the Fund
                                              approaches and passes the target
                                              retirement date
 JPMorgan SmartRetirement(R) 2055 Fund        The fund seeks total return with a           JPMorgan Investment Management, Inc.
  -- Class A                                  shift to current income and some
                                              capital appreciation over time as the
                                              fund approaches and passes the target
                                              retirement date.
 JPMorgan SmartRetirement(R) Income           Seeks current income and some capital        JPMorgan Investment Management, Inc.
  Fund -- Class A                             appreciation
 LifePath 2020 Portfolio(R) -- Investor       LifePath 2020 Portfolio(R) ("LifePath        BlackRock Advisors, Inc.
  A                                           2020 Portfolio" or the "LifePath
                                              Portfolio"), a series of BlackRock
                                              Funds III (the "Trust"), is managed
                                              for investors planning to retire (or
                                              begin to withdraw substantial portions
                                              of their investment) approximately in
                                              the year 2020.
 LifePath(R) 2025 Portfolio -- Investor       LifePath(R) 2025 Portfolio ("LifePath        BlackRock Fund Advisers
  A                                           2025 Portfolio" or the "LifePath
                                              Portfolio"), a series of BlackRock
                                              Funds III (the "Trust"), is managed
                                              for investors planning to retire (or
                                              begin to withdraw substantial portions
                                              of their investment) approximately in
                                              the year 2025.
 LifePath 2030 Portfolio(R) -- Investor       LifePath 2030 Portfolio(R) ("LifePath        BlackRock Fund Advisers
  A                                           2030 Portfolio" or the "LifePath
                                              Portfolio"), a series of BlackRock
                                              Funds III (the "Trust"), is managed
                                              for investors planning to retire (or
                                              begin to withdraw substantial portions
                                              of their investment) approximately in
                                              the year 2030.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LifePath(R) 2035 Portfolio --              LifePath(R) 2035 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2035 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2035.
 LifePath 2040 Portfolio(R) --              LifePath 2040 Portfolio(R) ("LifePath        BlackRock Fund Advisers
  Investor A                                2040 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2040.
 LifePath(R) 2045 Portfolio --              LifePath(R) 2045 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2045 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2045.
 LifePath 2055 Portfolio(R) --              LifePath 2055(R) Portfolio (the              BlackRock Fund Advisers
  Investor A                                "LifePath 2055 Portfolio" or the
                                            "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors planning to
                                            retire (or begin to withdraw
                                            substantial portions of their
                                            investment) approximately in the year
                                            2055.
 LifePath(R) Retirement Portfolio --        LifePath(R) Retirement Portfolio             BlackRock Fund Advisers
  Investor A                                ("LifePath Retirement Portfolio" or
                                            the "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors seeking income
                                            and moderate long-term growth of
                                            capital.
 LKCM Aquinas Growth Fund                   Capital appreciation                         Luther King Capital Management
                                                                                         Corporation
 LKCM Aquinas Value Fund                    Capital appreciation                         Luther King Capital Management
                                                                                         Corporation
 Loomis Sayles Bond Fund -- Class ADM       High total investment return through a       Loomis, Sayles & Company, L.P.
                                            combination of current income and
                                            capital appreciation
 Lord Abbett Affiliated Fund, Inc. --       Long-term growth of capital and income       Lord, Abbett & Co. LLC
  Class A                                   without excessive fluctuations in
                                            market value
 Lord Abbett Bond-Debenture Fund,           High current income and the                  Lord, Abbett & Co. LLC
  Inc. -- Class A                           opportunity for capital appreciation
                                            to produce a high total return

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Calibrated Dividend            Seeks current income and capital             Lord, Abbett & Co. LLC
  Growth Fund -- Class A                    appreciation
 Lord Abbett Developing Growth Fund         Long-term growth of capital through a        Lord, Abbett & Co. LLC
  -- Class A                                diversified and actively managed
                                            portfolio consisting of developing
                                            growth companies, many of which are
                                            traded over the counter.
 Lord Abbett Fundamental Equity Fund        Long-term growth of capital and income       Lord, Abbett & Co. LLC
  -- Class A                                without excessive fluctuations in
                                            market value
 Lord Abbett International Core             Seeks long-term capital appreciation         Lord, Abbett & Co. LLC
  Equity Fund -- Class A
 Lord Abbett Value Opportunities Fund       Seeks long-term capital appreciation         Lord, Abbett & Co. LLC
  -- Class A
 Managers Cadence Mid-Cap Fund --           Seeks growth of capital                      Managers Investment Group, LLC
  Investor Class                                                                         Sub-advised by Cadence Capital
                                                                                         Management LLC
 Massachusetts Investors Trust --           Seeks capital appreciation                   MFS Investment Management
  Class R3
 MassMutual Premier Disciplined             Seeks to outperform the total return         MML Investment Advisers, LLC
  Growth Fund -- Class R4^                  performance of its benchmark index,          Sub-advised by Babson Capital Management
                                            the Russell 1000(R) Growth Index,            LLC
                                            while maintaining risk characteristics
                                            similar to those of the benchmark.
 MassMutual RetireSMART(SM) 2010 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2015 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2020 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2025 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2030 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MassMutual RetireSMART(SM) 2035 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2040 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2045 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2050 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2055 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) in              Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  Retirement Fund -- Class R4               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual Select Blue Chip Growth         Seeks growth of capital over the long        MML Investment Advisers, LLC
  Fund -- Class R4^                         term.                                        Sub-advised by T. Rowe Price Associates,
                                                                                         Inc.
 MassMutual Select Diversified Value        Seeks to achieve long-term growth of         MML Investment Advisers, LLC
  Fund -- Class R4^                         capital and income by investing              Sub-advised by Brandywine Global
                                            primarily in a diversified portfolio         Investment Management, LLC/Loomis,
                                            of equity securities of larger,              Sayles & Company, L.P.
                                            well-established companies.
 MassMutual Select Focused Value Fund       Seeks growth of capital over the             MML Investment Advisers, LLC
  -- Class R4^                              long-term.                                   Sub-advised by Harris Associates L.P.
 MassMutual Select Fundamental Value        Seeks long-term total return.                MML Investment Advisers, LLC
  Fund -- Class R4^                                                                      Sub-advised by Wellington Management
                                                                                         Company, LLP
 MassMutual Select Growth                   Seeks long-term capital appreciation.        MML Investment Advisers, LLC
  Opportunities Fund -- Class R4^                                                        Sub-advised by Sands Capital Management,
                                                                                         LLC/Delaware Investment Fund Advisers
 MassMutual Select Mid Cap Growth           Seeks growth of capital over the             MML Investment Advisers, LLC
  Equity II Fund -- Class R4^               long-term.                                   Sub-advised by T. Rowe Price Associates,
                                                                                         Inc./Frontier Capital Management
                                                                                         Company, LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MassMutual Select Overseas Fund --         Seeks growth of capital over the             MML Investment Advisers, LLC
  Class R4^                                 long-term by investing in foreign            Sub-advised by J.P. Morgan Investment
                                            equity securities.                           Management Inc./ Massachusetts Financial
                                                                                         Services Company/Harris Associates L.P.
 MassMutual Select PIMCO Total Return       Seeks maximum total return, consistent       MML Investment Advisers, LLC
  Fund -- Class R4^                         with preservation of capital and             Sub-advised by Pacific Investment
                                            prudent investment management.               Management Company LLC
 MassMutual Select Strategic Bond           Seeks a superior total rate of return        MML Investment Advisers, LLC
  Fund -- Class R4^                         by investing in fixed income                 Sub-advised by Western Asset Management
                                            instruments.                                 Company/ Western Asset Management
                                                                                         Company Limited
 MFS(R) Core Equity Fund -- Class R3        Seeks capital appreciation                   MFS Investment Management
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 MFS(R) Government Securities Fund --       Seeks total return with an emphasis on       MFS Investment Management
  Class R3                                  current income, but also considering
                                            capital appreciation
 MFS(R) Growth Fund -- Class R3             Seeks capital appreciation                   MFS Investment Management
 MFS(R) International Value Fund --         Seeks capital appreciation                   MFS Investment Management
  Class R3
 MFS(R) New Discovery Fund -- Class         Seeks capital appreciation                   MFS Investment Management
  R3
 MFS(R) Research Bond Fund -- Class         Seeks total return with an emphasis on       MFS Investment Management
  R3                                        current income, but also considering
                                            capital appreciation
 MFS(R) Research International Fund         Seeks capital appreciation                   MFS Investment Management
  -- Class R3
 MFS(R) Technology Fund -- Class R3         Seeks capital appreciation                   MFS Investment Management
 MFS(R) Total Return Fund -- Class R3       Seeks total return                           MFS Investment Management
 MFS(R) Utilities Fund -- Class R3          Seeks total return                           MFS Investment Management
 MFS(R) Value Fund -- Class R3              Seeks capital appreciation                   MFS Investment Management
 MM MSCI EAFE(R) International Index        Seeks to provide investment results          MML Investment Advisers, LLC
  Fund -- Class R4^                         approximating (before fees and               Sub-advised by Northern Trust
                                            expenses) the aggregate price and            Investments, Inc.
                                            dividend performance of the securities
                                            included in the MSCI EAFE(R) Index.
 MM Russell 2000(R) Small Cap Index         Seeks to provide investment results          MML Investment Advisers, LLC
  Fund -- Class R4^                         approximating (before fees and               Sub-advised by Northern Trust
                                            expenses) the aggregate price and            Investments, Inc.
                                            dividend performance of the securities
                                            included in the Russell 2000(R) Index.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MM S&P 500(R) Index Fund -- Class          Seeks to approximate as closely as           MML Investment Advisers, LLC
  R4^                                       practicable (before fees and expenses)       Sub-advised by Northern Trust
                                            the capitalization-weighted total rate       Investments, Inc.
                                            of return of that portion of the U.S.
                                            market for publicly-traded common
                                            stocks composed of larger-capitalized
                                            companies.
 MM S&P(R) Mid Cap Index Fund --            Seeks to provide investment results          MML Investment Advisers, LLC
  Class R4^                                 approximating (before fees and               Sub-advised by Northern Trust
                                            expenses) the aggregate price and            Investments, Inc.
                                            dividend performance of the securities
                                            included in the Standard & Poor's
                                            MidCap 400(R) Index (S&P MidCap 400
                                            Index).
 Munder Mid-Cap Core Growth Fund --         Provide long-term capital appreciation       Munder Capital Management
  Class A
 Mutual Beacon Fund -- Class A              Capital appreciation, which may              Franklin Mutual Advisers, LLC
                                            occasionally be short term. The
                                            secondary goal is income.
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    FRANKLIN MUTUAL BEACON FUND --
    CLASS A.
 Mutual Global Discovery Fund --            Capital appreciation                         Franklin Mutual Advisers, LLC
  Class A
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    FRANKLIN MUTUAL GLOBAL DISCOVERY
    FUND -- CLASS A.
 Mutual Shares Fund -- Class A              Capital appreciation, which may              Franklin Mutual Advisers, LLC
                                            occasionally be short term. The
                                            secondary goal is income.
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    FRANKLIN MUTUAL SHARES FUND --
    CLASS A.
 Neuberger Berman Socially Responsive       Seeks long-term growth of capital by         Neuberger Berman Management LLC
  Fund -- Class A                           investing primarily in securities of         Sub-advised by Neuberger Berman LLC
                                            companies that meet the Fund's
                                            financial criteria and social policy
 Nuveen Santa Barbara Dividend Growth       To seek an attractive total return           Nuveen Fund Advisors
  Fund -- Class A                           comprised of income from dividends and       Sub-advised by Santa Barbara Asset
                                            long-term capital appreciation.              Management, LLC
 Nuveen Small Cap Index Fund -- Class       Track Russell 2000 Index performance         Nuveen Fund Advisors
  A                                                                                      Sub-advised by Nuveen Asset Management,
                                                                                         LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/1/2014.
 Nuveen Tradewinds International            Long-term capital appreciation               Nuveen Fund Advisors
  Value -- Class A                                                                       Sub-advised by Santa Barbara Asset
                                                                                         Management, LLC
 Oppenheimer Capital Income Fund --         Seeks total return                           OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Equity Fund -- Class A         Seeks capital appreciation                   OFI Global Asset Management, Inc.
                                                                                         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Equity Income Fund --          Provide total return potential by            OFI Global Asset Management, Inc.
  Class A                                   investing in dividend-paying stocks.         Sub-advised by OppenheimerFunds, Inc.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Fund -- Class A         Seeks capital appreciation                   OFI Global Asset Management, Inc.
                                                                                         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Strategic Income        Seeks total return                           OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Gold & Special Minerals        To seek capital appreciation                 OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer International Bond Fund        Seeks total return                           OFI Global Asset Management, Inc.
  -- Class A                                                                             Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer International                  The Fund seeks to achieve high total         OFI Global Asset Management, Inc.
  Diversified Fund -- Class A               return through both capital                  Sub-advised by OppenheimerFunds, Inc.
                                            appreciation and income.
 Oppenheimer International Growth           Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Fund(R) --         Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Select             Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund(R) -- Class A                                                                     Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Small- &           Seeks capital appreciation.                  OFI Global Asset Management, Inc.
  Mid-Cap Fund(R) -- Class A                                                             Sub-advised by OppenheimerFunds, Inc.
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    OPPENHEIMER MAIN STREET MID CAP
    FUND -- CLASS A.
 Oppenheimer Real Estate Fund --            Seeks total return                           OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Rising Dividends Fund --       Seeks total return                           OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Small- & Mid- Cap Value        This Fund invests primarily in small         OFI Global Asset Management, Inc.
  Fund -- Class A                           and mid-size company stocks that the         Sub-advised by OppenheimerFunds, Inc.
                                            portfolio manager believes are trading
                                            at a discount relative to their
                                            potential earnings power.
 Perkins Mid Cap Value Fund -- Class        Seeks capital appreciation                   Janus Capital Management LLC
  S                                                                                      Sub-advised by Perkins Investment
                                                                                         Management LLC
 PIMCO Emerging Markets Bond Fund --        Maximum total return, consistent with        Pacific Investment Management Company
  Class A                                   preservation of capital and prudent          LLC
                                            investment management
 PIMCO Real Return Fund -- Class A          Maximum real return, consistent with         Pacific Investment Management Company
                                            preservation of real capital and             LLC
                                            prudent investment management

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Fund -- Class A         Maximum total return, consistent with        Pacific Investment Management Company
                                            preservation of capital and prudent          LLC
                                            investment management
 PIMCO Total Return III Fund -- Class       Maximum total return, consistent with        Pacific Investment Management Company
  Admin                                     preservation of capital and prudent          LLC
                                            investment management
 Pioneer Emerging Markets Fund --           Long-term growth of capital                  Pioneer Investment Management, Inc.
  Class A
 Pioneer Equity Income Fund -- Class        Current income and long-term growth of       Pioneer Investment Management, Inc.
  A                                         capital from a portfolio consisting
                                            primarily of income producing equity
                                            securities of U.S. corporations.
 Pioneer Fund -- Class A                    Reasonable income and capital growth.        Pioneer Investment Management, Inc.
 Pioneer Fundamental Growth Fund --         Long-term capital growth                     Pioneer Investment Management, Inc.
  Class A
 Pioneer High Yield Fund -- Class A         Maximize total return through a              Pioneer Investment Management, Inc.
                                            combination of income and capital
                                            appreciation
 Pioneer Mid Cap Value Fund -- Class        Capital appreciation by investing in a       Pioneer Investment Management, Inc.
  A                                         diversified portfolio of equity
                                            securities consisting primarily of
                                            common stocks
 Pioneer Oak Ridge Small Cap Growth         Capital appreciation                         Pioneer Investment Management, Inc.
  Fund -- Class A                                                                        Sub-advised by Oak Ridge Investments,
                                                                                         LLC
 Pioneer Select Mid Cap Growth Fund         Seeks long-term capital growth               Pioneer Investment Management, Inc.
  -- Class A
   FORMERLY PIONEER GROWTH
    OPPORTUNITIES FUND -- CLASS A
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 9/1/2009.
 Pioneer Strategic Income Fund --           High level of current income                 Pioneer Investment Management, Inc.
  Class A
 Prudential Jennison 20/20 Focus Fund       Long-term growth of capital                  Prudential Investments LLC
  -- Class A                                                                             Sub-advised by Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth         Long-term capital appreciation               Prudential Investments LLC
  Fund, Inc. -- Class A                                                                  Sub-advised by Jennison Associates LLC
 Prudential Jennison Natural                Long-term growth of capital                  Prudential Investments LLC
  Resources Fund, Inc. -- Class A                                                        Sub-advised by Jennison Associates LLC
 Putnam Equity Income Fund -- Class A       Capital growth and current income            Putnam Investment Management, LLC
 Putnam High Yield Advantage Fund --        High current income. Capital growth is       Putnam Investment Management, LLC
  Class A                                   a secondary goal when consistent with
                                            achieving high current income.
 Putnam International Capital               Long-term capital appreciation               Putnam Investment Management, LLC
  Opportunities Fund -- Class A

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors Fund -- Class A           Long-term growth of capital and any          Putnam Investment Management, LLC
                                            increased income that results from
                                            this growth.
 Putnam Small Cap Growth Fund --            Capital appreciation                         Putnam Investment Management, LLC
  Class A
 RidgeWorth Large Cap Value Equity          Seeks to provide a high level of             RidgeWorth Investments
  Fund -- Class A                           capital appreciation. As a secondary         Sub-advised by Ceredex Value Advisors
                                            goal, the Fund also seeks to provide         LLC
                                            current income.
 RidgeWorth Mid-Cap Value Equity Fund       Seeks to provide capital appreciation.       RidgeWorth Investments
  -- Class A                                As a secondary goal, the Fund also           Sub-advised by Ceredex Value Advisors
                                            seeks to provide current income.             LLC
 RidgeWorth Small Cap Value Equity          Seeks to provide capital appreciation.       RidgeWorth Investments
  Fund -- Class A                           As a secondary goal, the Fund also           Sub-advised by Ceredex Value Advisors
                                            seeks to provide current income.             LLC
 Royce Total Return Fund -- Class K         Long-term growth of capital and              Royce & Associates, LLC
                                            current income
 Royce Value Fund -- Class K                Long-term growth of capital                  Royce & Associates, LLC
 Russell LifePoints(R) Balanced             Seeks to provide above average capital       Russell Investment Management Company
  Strategy Fund -- Class R2                 appreciation and a moderate level of         (RIMCo)
                                            current income.
 Russell LifePoints(R) Conservative         Seeks to provide high current income         Russell Investment Management Company
  Strategy Fund -- Class R2                 and low long term capital appreciation       (RIMCo)
 Russell LifePoints(R) Equity Growth        Seeks to provide high long term              Russell Investment Management Company
  Strategy Fund -- Class R2                 capital appreciation                         (RIMCo)
 Russell LifePoints(R) Growth               Seeks to provide high long term              Russell Investment Management Company
  Strategy Fund -- Class R2                 capital appreciation with low current        (RIMCo)
                                            income
 Russell LifePoints(R) Moderate             Seeks to provide high current income         Russell Investment Management Company
  Strategy Fund -- Class R2                 and moderate long term capital               (RIMCo)
                                            appreciation
 T. Rowe Price Equity Income Fund --        Seeks a high level of dividend income        T. Rowe Price Associates, Inc.
  Class R                                   and long-term capital growth primarily
                                            through investments in stocks.
 T. Rowe Price Growth Stock Fund,           Seeks long-term capital growth through       T. Rowe Price Associates, Inc.
  Inc. -- Class R                           investments in stocks.
 T. Rowe Price Retirement 2010 Fund         Seeks the highest total return over          T. Rowe Price Associates, Inc.
  -- R Class                                time consistent with an emphasis on
                                            both capital growth and income.
 T. Rowe Price Retirement 2020 Fund         Seeks the highest total return over          T. Rowe Price Associates, Inc.
  -- R Class                                time consistent with an emphasis on
                                            both capital growth and income.
 T. Rowe Price Retirement 2030 Fund         Seeks the highest total return over          T. Rowe Price Associates, Inc.
  -- R Class                                time consistent with an emphasis on
                                            both capital growth and income.
 T. Rowe Price Retirement 2040 Fund         Seeks the highest total return over          T. Rowe Price Associates, Inc.
  -- R Class                                time consistent with an emphasis on
                                            both capital growth and income.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Retirement 2050 Fund         Seeks the highest total return over          T. Rowe Price Associates, Inc.
  -- R Class                                time consistent with an emphasis on
                                            both capital growth and income.
 T. Rowe Price Retirement Income Fund       Seeks the highest total return over          T. Rowe Price Associates, Inc.
  -- R Class                                time consistent with an emphasis on
                                            both capital growth and income.
 Templeton Developing Markets Trust         Long-term capital appreciation.              Templeton Asset Management Ltd.
  -- Class A
 Templeton Foreign Fund -- Class A          Long-term capital growth.                    Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class        Current income with capital                  Franklin Advisers, Inc.
  A                                         appreciation and growth of income.
 Templeton Global Opportunities Trust       Long-term capital growth.                    Templeton Investment Counsel, LLC
  -- Class A                                                                             Sub-advised by Franklin Templeton
                                                                                         Investments (Asia) Limited
 Templeton Growth Fund, Inc. -- Class       Long-term capital growth.                    Templeton Global Advisors Limited
  A
 The Hartford Balanced Allocation           Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Fund -- Class R4                          and income                                   LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   EFFECTIVE 5/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    HARTFORD MODERATE ALLOCATION FUND
    -- CLASS R4.
 The Hartford Balanced Allocation           Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Fund -- Class R5                          and income                                   LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   EFFECTIVE 5/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    HARTFORD MODERATE ALLOCATION FUND
    -- CLASS R5.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 The Hartford Balanced Income Fund --       Seeks to provide current income with         Hartford Investment Financial Services,
  Class R4                                  growth of capital as a secondary             LLC
                                            objective                                    Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Capital Appreciation          Seeks growth of capital                      Hartford Investment Financial Services,
  Fund -- Class R4                                                                       LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Capital Appreciation          Seeks growth of capital                      Hartford Investment Financial Services,
  Fund -- Class R5                                                                       LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 The Hartford Conservative Allocation       Seeks current income and long-term           Hartford Investment Financial Services,
  Fund -- Class R4                          capital appreciation                         LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Conservative Allocation       Seeks current income and long-term           Hartford Investment Financial Services,
  Fund -- Class R5                          capital appreciation                         LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Dividend and Growth           Seeks a high level of current income         Hartford Investment Financial Services,
  Fund -- Class R4                          consistent with growth of capital            LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/11/2010.
 The Hartford Global All-Asset Fund         Seeks to provide long-term total             Hartford Investment Financial Services,
  -- Class R4                               return                                       LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Global Research Fund --       Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Class R4                                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   EFFECTIVE 5/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    HARTFORD GLOBAL EQUITY INCOME
    FUND -- CLASS R4. THE INVESTMENT
    OBJECTIVE FOR THE SUB-ACCOUNT IS
    CHANGED TO "SEEKS A HIGH LEVEL OF
    CURRENT INCOME CONSISTENT WITH
    GROWTH OF CAPITAL", EFFECTIVE
    5/30/2014.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 11/13/2009.
 The Hartford Growth Allocation Fund        Seeks long-term capital appreciation         Hartford Investment Financial Services,
  -- Class R4                                                                            LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Growth Allocation Fund        Seeks long-term capital appreciation         Hartford Investment Financial Services,
  -- Class R5                                                                            LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 The Hartford Growth Opportunities          Seeks capital appreciation                   Hartford Investment Financial Services,
  Fund -- Class R4                                                                       LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/11/2010.
 The Hartford Healthcare Fund --            Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Class R4                                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/11/2010.
 The Hartford High Yield Fund --            Seeks to provide high current income,        Hartford Investment Financial Services,
  Class R4                                  and long-term total return                   LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Inflation Plus Fund --        Seeks a total return that exceeds the        Hartford Investment Financial Services,
  Class R4                                  rate of inflation over an economic           LLC
                                            cycle                                        Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford International Small           Seeks capital appreciation                   Hartford Investment Financial Services,
  Company Fund -- Class R4                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford MidCap Value Fund --          Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Class R4                                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Small Company Fund --         Seeks growth of capital                      Hartford Investment Financial Services,
  Class R4                                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/11/2010.
 The Hartford Target Retirement 2010        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2010        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R5*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 The Hartford Target Retirement 2015        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2020        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2020        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R5*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 The Hartford Target Retirement 2025        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2030        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2030        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R5*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 The Hartford Target Retirement 2035        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Target Retirement 2040        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2045        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2050        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Total Return Bond Fund        Seeks a competitive total return, with       Hartford Investment Financial Services,
  -- Class R4                               income as a secondary objective              LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/11/2010.
 The Hartford Total Return Bond Fund        Seeks a competitive total return, with       Hartford Investment Financial Services,
  -- Class R5                               income as a secondary objective              LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Thornburg Core Growth Fund -- Class        Long-term growth of capital                  Thornburg Investment Management, Inc.
  R3
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 Thornburg Core Growth Fund -- Class        Long-term growth of capital                  Thornburg Investment Management, Inc.
  R4
 Thornburg International Value Fund         Long-term capital appreciation               Thornburg Investment Management, Inc.
  -- Class R3
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 Thornburg International Value Fund         Long-term capital appreciation               Thornburg Investment Management, Inc.
  -- Class R4
 Thornburg Value Fund -- Class R3           Long-term capital appreciation               Thornburg Investment Management, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/1/2009.
 Thornburg Value Fund -- Class R4           Long-term capital appreciation               Thornburg Investment Management, Inc.
 TIAA-CREF Bond Index Fund --               Seeks a favorable long-term total            Teachers Advisors, Inc.
  Retirement Class                          return, mainly from current income, by
                                            primarily investing in a portfolio of
                                            fixed-income securities that is
                                            designed to produce a return that
                                            corresponds with the total return of
                                            the U.S. investment-grade bond market
                                            based on a broad bond index.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TIAA-CREF Equity Index Fund --             Seeks a favorable long-term total            Teachers Advisors, Inc.
  Retirement Class                          return, mainly through capital
                                            appreciation, by investing primarily
                                            in a portfolio of equity securities
                                            selected to track the overall U.S.
                                            equity markets based on a market
                                            index.
 TIAA-CREF Large-Cap Growth Index           Seeks a favorable long-term total            Teachers Advisors, Inc.
  Fund -- Retirement Class                  return, mainly through capital
                                            appreciation, by investing primarily
                                            in a portfolio of equity securities of
                                            large domestic growth companies based
                                            on a market index.
 TIAA-CREF Large-Cap Value Index Fund       Seeks a favorable long-term total            Teachers Advisors, Inc.
  -- Retirement Class                       return, mainly through capital
                                            appreciation, by investing primarily
                                            in a portfolio of equity securities of
                                            large domestic value companies based
                                            on a market index.
 Timothy Plan Large/Mid-Cap Value           Long-term growth of capital, with            Timothy Partners, Ltd
  Fund -- Class A                           secondary objective of current income.       Sub-advised by Westwood Management Corp
 UBS Dynamic Alpha Fund -- Class A          Seeks to maximize total return,              UBS Global Asset Management (Americas)
                                            consisting of capital appreciation and       Inc.
                                            current income
 UBS Global Allocation Fund -- Class        Seeks to maximize total return,              UBS Global Asset Management (Americas)
  A                                         consisting of capital appreciation and       Inc.
                                            current income
 UBS U.S. Allocation Fund -- Class A        Seeks to maximize total return,              UBS Global Asset Management (Americas)
                                            consisting of long-term capital              Inc.
                                            appreciation and current income
 Victory Diversified Stock Fund --          Provide long-term growth of capital          Victory Capital Management Inc.
  Class A
 Victory Established Value Fund --          Seeks long term capital growth by            Victory Capital Management Inc.
  Class A                                   investing primarily in common stocks
 Victory Small Company Opportunity          Provide capital appreciation                 Victory Capital Management Inc.
  Fund -- Class A
 Victory Special Value Fund -- Class        Long-term growth of capital and              Victory Capital Management Inc.
  A                                         dividend income
 Wells Fargo Advantage Asset                Long-term total return, consisting of        Wells Fargo Funds Management, LLC
  Allocation Fund -- Class A                capital appreciation and current             Sub-advised by Grantham, Mayo, Van
                                            income                                       Otterloo & Co. (GMO)
 Wells Fargo Advantage Core Bond Fund       Total return, consisting of income and       Wells Fargo Funds Management, LLC
  -- Class A                                capital appreciation.                        Sub-advised by Wells Capital Management,
                                                                                         Inc.
 Wells Fargo Advantage Emerging             Long-term capital appreciation               Wells Fargo Funds Management, LLC
  Markets Equity Fund -- Class A                                                         Sub-advised by Wells Capital Management,
                                                                                         Inc.
 Wells Fargo Advantage International        Long-term capital appreciation               Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                                 Sub-advised by Wells Capital Management,
                                                                                         Inc.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage Utility and          Total return, consisting of income and       Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A        capital appreciation                         Sub-advised by Crow Point Partners, LLC
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation                 Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Institutional Fund -- Class I
 Alger Mid Cap Growth Institutional         Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Fund -- Class I
 Alger Small Cap Growth Institutional       Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Fund -- Class I
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS          Seeks capital appreciation                   Hartford Funds Management Company, LLC
  Fund -- Class IB                                                                       Sub-advised by Wellington Management
                                                                                         Company, LLP
 Hartford SmallCap Growth HLS Fund --       Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB                                                                               Sub-advised by Wellington Management
                                                                                         Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund -- Class        Seeks long-term total return                 Hartford Funds Management Company, LLC
  IB                                                                                     Sub-advised by Wellington Management
                                                                                         Company, LLP
 Hartford Dividend and Growth HLS           Seeks a high level of current income         Hartford Funds Management Company, LLC
  Fund -- Class IB                          consistent with growth of capital            Sub-advised by Wellington Management
                                                                                         Company, LLP
 Hartford Growth HLS Fund -- Class          Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  IB**                                                                                   Sub-advised by Wellington Management
                                                                                         Company, LLP
 Hartford Healthcare HLS Fund --            Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB                                                                               Sub-advised by Wellington Management
                                                                                         Company, LLP
 Hartford Index HLS Fund -- Class IB        Seeks to provide investment results          Hartford Funds Management Company, LLC
                                            which approximate the price and yield        Sub-advised by Hartford Investment
                                            performance of publicly traded common        Management Company
                                            stocks in the aggregate.
 Hartford Small Company HLS Fund --         Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                               Sub-advised by Wellington Management
                                                                                         Company, LLP
 Hartford Total Return Bond HLS Fund        Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  -- Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                         Company, LLP

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Ultrashort Bond HLS Fund --       Seeks total return and income                Hartford Funds Management Company, LLC
  Class IB                                  consistent with preserving capital and       Sub-advised by Wellington Management
                                            maintaining liquidity.                       Company, LLP
   FORMERLY HARTFORD MONEY MARKET HLS
    FUND -- CLASS IB
 Hartford Value HLS Fund -- Class IB        Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.
* Effective 6/20/2014, the Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account values. The Sub-Account will be liquidated on or about 6/25/2014.
** Effective on or about 6/19/2014, Hartford Growth HLS Fund -- Class IB Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account values. Effective on or about 6/23/2014, the Sub-Account will be merged into Hartford Growth Opportunities HLS Fund -- Class IB Sub-Account and all references to Hartford Growth HLS Fund -- Class IB Sub-Account will be deleted.
^    The Sub-Account will be open for Contributions effective 6/1/2014.



    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    CHANGES TO THE FUNDS AND SEPARATE ACCOUNT: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value) as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.

    We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund's availability.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to Financial Intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.80% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutualexpects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.


    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.



    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.massmutual.com/rsgovnp or call 1-800-528-9009. Written information will be provided upon request.



    ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to The National Association of Police Officers in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



    MassMutual also pays additional fees in order to sponsor certain programs offered through the organization including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of the organization.



    For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

    - Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

    - Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:

       - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

       - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other plan related expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts "Plan

       Related Expenses." Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

       - TRANSFER TO AN APPROVED PLAN RELATED INVESTMENT ACCOUNT -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

    We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.

    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL TOTAL VALUE OF THE AGGREGATE PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE PROGRAM AND ADMINISTRATIVE CHARGE ON A GOING FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTSUNDER A CONTRACT      ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:

    METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.

    If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

    We may reduce the Program and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for program and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund's prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.

    Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Hartford will reimburse the Plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in

(purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

       We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.


       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.


    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.


    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:

       - Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant's Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.


    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial

Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.massmutual.com/rsgovnp.


    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant's Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement. (See "How are Contributions made to establish my Annuity Account?")

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS


    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")


    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED?

    We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract. (See "Can a Contract be modified?").

    Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive due proof of death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the be ginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.


    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".


    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198

         F.  Assume annuity unit value for second month equal to                                                          2.897
         G.  Second monthly payment (F x E)                                                                             $794.35
         H.  Assume annuity unit value for third month equal to                                                           3.415
         I.  Third month payment (H x E)                                                                                $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111-0001.

    MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of January 1, 2013, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:



    Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2013, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.9 million.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583



You can also send inquiries to us electronically via the internet through our website at retire.massmutual.com/rsgovnp.


    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                  PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                2
 Total Return for all Sub-Accounts                                             3
 Yield for Sub-Accounts                                                        3
 Money Market Sub-Accounts                                                     3
 Additional Materials                                                          3
 Performance Comparisons                                                       4
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

                   APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.


    The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.


    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of

                                    APP TAX-1
company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

                                    APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


H. TAX-QUALIFIED RETIREMENT PLANS


    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified

                                    APP TAX-3

Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA

                                    APP TAX-4
must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS


    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules applied to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value


                                    APP TAX-5
may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN


    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($17,500 in 2014) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($5,500 in 2014). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($17,500 in 2014) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($5,500 in 2014). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement

                                    APP TAX-6
benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($17,500 for 2014). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($5,500 in 2014); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or

                                    APP TAX-7

Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

                                    APP TAX-8

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the

                                    APP TAX-9
extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.


    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.


    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover,

                                    APP TAX-10
including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

                                    APP TAX-11

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.

                       PROGRAM AND ADMINISTRATIVE CHARGE

                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.204          $12.086          $12.273          $10.869               $-
Accumulation unit value at end of period     $19.052          $14.204          $12.086          $12.273               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  74               32               26               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.687          $14.306          $14.637          $13.060           $8.805
Accumulation unit value at end of period     $22.216          $16.687          $14.306          $14.637          $13.060
Number of accumulation units outstanding
 at end of period (in thousands)                  26               26               20               19               18
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.107           $7.873           $8.577               $-               $-
Accumulation unit value at end of period     $12.342           $9.107           $7.873               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               42               42                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.983          $10.438          $11.457               $-               $-
Accumulation unit value at end of period     $16.119          $11.983          $10.438               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               16                -                -


                                    APP I-1

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.036           $9.866          $10.212               $-               $-
Accumulation unit value at end of period     $14.734          $11.036           $9.866               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.579           $9.528           $9.936               $-               $-
Accumulation unit value at end of period     $14.018          $10.579           $9.528               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.405          $16.879          $17.231               $-               $-
Accumulation unit value at end of period     $20.271          $18.405          $16.879               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.884          $16.525          $16.997               $-               $-
Accumulation unit value at end of period     $19.551          $17.884          $16.525               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.000          $17.252          $17.830               $-               $-
Accumulation unit value at end of period     $21.414          $19.000          $17.252               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.463          $16.891          $17.588               $-               $-
Accumulation unit value at end of period     $20.654          $18.463          $16.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                9                -                -
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.447          $17.586          $18.420               $-               $-
Accumulation unit value at end of period     $22.359          $19.447          $17.586               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.897          $17.218          $18.170               $-               $-
Accumulation unit value at end of period     $21.565          $18.897          $17.218               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               13                -                -


                                    APP I-2

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.838          $17.817          $18.901               $-               $-
Accumulation unit value at end of period     $23.335          $19.838          $17.817               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.277          $17.444          $18.645               $-               $-
Accumulation unit value at end of period     $22.506          $19.277          $17.444               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8                -                -
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.788          $17.625          $18.930               $-               $-
Accumulation unit value at end of period     $23.789          $19.788          $17.625               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.229          $17.256          $18.673               $-               $-
Accumulation unit value at end of period     $22.944          $19.229          $17.256               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                7                -                -
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.633          $17.405          $18.875               $-               $-
Accumulation unit value at end of period     $23.964          $19.633          $17.405               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.079          $17.040          $18.619               $-               $-
Accumulation unit value at end of period     $23.113          $19.079          $17.040               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.573          $17.306          $18.847               $-               $-
Accumulation unit value at end of period     $24.168          $19.573          $17.306               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.020          $16.943          $18.591               $-               $-
Accumulation unit value at end of period     $23.310          $19.020          $16.943               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                -                -


                                    APP I-3

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.562          $17.204          $18.807               $-               $-
Accumulation unit value at end of period     $24.222          $19.562          $17.204               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.009          $16.843          $18.552               $-               $-
Accumulation unit value at end of period     $23.361          $19.009          $16.843               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                -                -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.339          $10.504          $11.525               $-               $-
Accumulation unit value at end of period     $16.846          $12.339          $10.504               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               22               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.914          $10.219          $11.297               $-               $-
Accumulation unit value at end of period     $16.146          $11.914          $10.219               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               20                -                -
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.131          $10.452          $10.184               $-               $-
Accumulation unit value at end of period     $10.837          $11.131          $10.452               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.975          $10.382          $10.167               $-               $-
Accumulation unit value at end of period     $10.605          $10.975          $10.382               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.967          $13.841          $13.076               $-               $-
Accumulation unit value at end of period     $15.877          $15.967          $13.841               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.647          $12.792          $12.177               $-               $-
Accumulation unit value at end of period     $14.455          $14.647          $12.792               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                -                -


                                    APP I-4

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.884           $7.917           $9.461               $-               $-
Accumulation unit value at end of period     $11.546           $8.884           $7.917               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.401           $7.542           $9.081               $-               $-
Accumulation unit value at end of period     $10.836           $8.401           $7.542               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3                -                -
ALLIANCEBERNSTEIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.239           $9.080           $9.031               $-               $-
Accumulation unit value at end of period     $13.592          $10.239           $9.080               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.727          $10.477          $10.500               $-               $-
Accumulation unit value at end of period     $15.451          $11.727          $10.477               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               (0)              (0)               -                -
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.750           $9.958          $10.280               $-               $-
Accumulation unit value at end of period     $12.466          $11.750           $9.958               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.586           $9.891          $10.263               $-               $-
Accumulation unit value at end of period     $12.200          $11.586           $9.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.873           $6.857           $8.254               $-               $-
Accumulation unit value at end of period      $8.876           $7.873           $6.857               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.587           $9.289          $11.266               $-               $-
Accumulation unit value at end of period     $11.846          $10.587           $9.289               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               17               19                -                -


                                    APP I-5

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.978           $7.901           $9.950               $-               $-
Accumulation unit value at end of period     $10.904           $8.978           $7.901               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.683           $7.698           $9.769               $-               $-
Accumulation unit value at end of period     $10.467           $8.683           $7.698               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               40                -                -
ALLIANCEBERNSTEIN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.503           $6.565           $6.873               $-               $-
Accumulation unit value at end of period     $10.132           $7.503           $6.565               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $7.192           $6.340           $6.687               $-               $-
Accumulation unit value at end of period      $9.639           $7.192           $6.340               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.744           $8.595           $8.380           $7.448           $5.380
Accumulation unit value at end of period     $12.472           $9.744           $8.595           $8.380           $7.448
Number of accumulation units outstanding
 at end of period (in thousands)                 136              103               71               48                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $8.362           $8.214           $7.355           $5.343
Accumulation unit value at end of period     $11.953           $9.409           $8.362           $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                 112              108              102               57               27
ALLIANZ NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.480           $8.673          $10.607               $-               $-
Accumulation unit value at end of period     $11.493          $10.480           $8.673               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.333           $8.616          $10.590               $-               $-
Accumulation unit value at end of period     $11.247          $10.333           $8.616               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-6

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.379          $11.276          $11.098           $8.930               $-
Accumulation unit value at end of period     $16.204          $12.379          $11.276          $11.098               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               43               33               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.953          $10.970          $10.878           $8.819           $6.267
Accumulation unit value at end of period     $15.529          $11.953          $10.970          $10.878           $8.819
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               29               26               21
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.973           $8.641           $8.362               $-               $-
Accumulation unit value at end of period     $13.162           $9.973           $8.641               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.960          $10.441          $10.180               $-               $-
Accumulation unit value at end of period     $15.667          $11.960          $10.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                -                -
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.202          $20.060          $19.515          $17.356          $14.291
Accumulation unit value at end of period     $26.355          $22.202          $20.060          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                 156              928              916              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.589          $15.101          $14.802          $13.263          $10.982
Accumulation unit value at end of period     $19.545          $16.589          $15.101          $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  32               43               44               31               29
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.725          $18.330          $18.637               $-               $-
Accumulation unit value at end of period     $26.618          $20.725          $18.330               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.140          $17.946          $18.384               $-               $-
Accumulation unit value at end of period     $25.673          $20.140          $17.946               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                1                -                -


                                    APP I-7

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY LARGE COMPANY VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.722           $7.535           $7.495               $-               $-
Accumulation unit value at end of period     $11.364           $8.722           $7.535               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.590           $9.218           $9.238               $-               $-
Accumulation unit value at end of period     $13.696          $10.590           $9.218               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.198          $12.383          $19.515          $17.356          $14.291
Accumulation unit value at end of period     $18.503          $14.198          $12.383          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                   -                9               20              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.308          $11.694          $12.903          $10.576           $8.490
Accumulation unit value at end of period     $17.215          $13.308          $11.694          $12.903          $10.576
Number of accumulation units outstanding
 at end of period (in thousands)                   -                6                9               10               11
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.937           $9.526           $9.574               $-               $-
Accumulation unit value at end of period     $14.840          $10.937           $9.526               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               10               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.219          $10.723          $10.858               $-               $-
Accumulation unit value at end of period     $16.457          $12.219          $10.723               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               39                -                -
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.606          $10.247           $9.950               $-               $-
Accumulation unit value at end of period     $14.011          $11.606          $10.247               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 109              123              104                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.804          $11.389          $11.143               $-               $-
Accumulation unit value at end of period     $15.342          $12.804          $11.389               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 177              193              195                -                -


                                    APP I-8

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.436           $9.372           $9.019           $8.081               $-
Accumulation unit value at end of period     $13.240          $10.436           $9.372           $9.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               15               12                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.178          $11.020          $10.684           $9.645           $7.251
Accumulation unit value at end of period     $15.335          $12.178          $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  71               64               48               37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.330           $9.318           $9.139           $8.452               $-
Accumulation unit value at end of period     $11.769          $10.330           $9.318           $9.139               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 178              340              312              229                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.250          $11.133          $11.002          $10.252           $7.958
Accumulation unit value at end of period     $13.853          $12.250          $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 386              439              461              444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.376          $13.857          $15.110          $14.107           $9.788
Accumulation unit value at end of period     $20.288          $16.376          $13.857          $15.110          $14.107
Number of accumulation units outstanding
 at end of period (in thousands)                 202              237              235              172              105
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.402          $13.131          $14.427          $13.570           $9.468
Accumulation unit value at end of period     $18.939          $15.402          $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 171              206              197              158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.307          $16.321          $19.041          $17.544          $11.894
Accumulation unit value at end of period     $23.012          $19.307          $16.321          $19.041          $17.544
Number of accumulation units outstanding
 at end of period (in thousands)                 179              133              114              100               52
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.710          $15.084          $17.730          $16.460          $11.222
Accumulation unit value at end of period     $20.951          $17.710          $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 167              188              178              163              136


                                    APP I-9

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.286           $8.852           $9.099           $8.043           $5.754
Accumulation unit value at end of period     $13.417          $10.286           $8.852           $9.099           $8.043
Number of accumulation units outstanding
 at end of period (in thousands)                 362              360              312              167              139
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.233          $10.607          $10.984           $9.783           $7.038
Accumulation unit value at end of period     $15.837          $12.233          $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 206              261              274              285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.920           $9.116           $9.951               $-               $-
Accumulation unit value at end of period     $13.737          $10.920           $9.116               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               84               69                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.253          $11.146          $12.259               $-               $-
Accumulation unit value at end of period     $16.547          $13.253          $11.146               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 106              100              100                -                -
AMERICAN FUNDS THE BOND FUND OF AMERICA
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.819          $11.253          $10.654          $10.012           $8.750
Accumulation unit value at end of period     $11.490          $11.819          $11.253          $10.654          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  87              102               94               66               56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.939          $11.453          $10.925          $10.344           $9.091
Accumulation unit value at end of period     $11.520          $11.939          $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 154              173              187              202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.664          $12.261          $12.991          $11.662           $8.507
Accumulation unit value at end of period     $19.468          $14.664          $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 282              343              374              375              204
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.451          $11.332          $12.097          $10.941           $8.026
Accumulation unit value at end of period     $17.725          $13.451          $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 443              520              495              492              482


                                    APP I-10

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.769           $9.699           $9.267               $-               $-
Accumulation unit value at end of period     $12.619          $10.769           $9.699               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 303              287              245                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.486          $11.330          $10.906               $-               $-
Accumulation unit value at end of period     $14.521          $12.486          $11.330               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 154              164              175                -                -
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.792           $8.543           $8.771           $7.978           $5.879
Accumulation unit value at end of period     $12.855           $9.792           $8.543           $8.771           $7.978
Number of accumulation units outstanding
 at end of period (in thousands)                  69               89               79               69               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.199           $9.844          $10.183           $9.332           $6.915
Accumulation unit value at end of period     $14.593          $11.199           $9.844          $10.183           $9.332
Number of accumulation units outstanding
 at end of period (in thousands)                 174              180              156              143              129
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.024           $8.965           $9.579               $-               $-
Accumulation unit value at end of period     $15.681          $11.024           $8.965               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               27               30                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.241          $10.849          $11.680               $-               $-
Accumulation unit value at end of period     $18.695          $13.241          $10.849               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               24                -                -
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.911           $8.887           $8.373               $-               $-
Accumulation unit value at end of period     $12.965           $9.911           $8.887               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               60               42                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.584          $10.465           $9.933               $-               $-
Accumulation unit value at end of period     $15.039          $11.584          $10.465               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  88               97               85                -                -


                                    APP I-11

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.314          $12.541          $12.537               $-               $-
Accumulation unit value at end of period     $18.728          $14.314          $12.541               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.012          $12.369          $12.458               $-               $-
Accumulation unit value at end of period     $18.196          $14.012          $12.369               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                3                -                -
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.220          $11.829          $11.737               $-               $-
Accumulation unit value at end of period     $15.378          $12.220          $11.829               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.962          $11.667          $11.663               $-               $-
Accumulation unit value at end of period     $14.941          $11.962          $11.667               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.475          $11.891          $11.422               $-               $-
Accumulation unit value at end of period     $17.947          $13.475          $11.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.191          $11.728          $11.350               $-               $-
Accumulation unit value at end of period     $17.437          $13.191          $11.728               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4                -                -
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.309          $17.034          $18.840               $-               $-
Accumulation unit value at end of period     $25.707          $19.309          $17.034               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.763          $16.677          $18.584               $-               $-
Accumulation unit value at end of period     $24.794          $18.763          $16.677               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                -                -


                                    APP I-12

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.738          $18.622          $17.723               $-               $-
Accumulation unit value at end of period     $25.658          $20.738          $18.622               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               21               21                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.152          $18.232          $17.482               $-               $-
Accumulation unit value at end of period     $24.747          $20.152          $18.232               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               22               12                -                -
BLACKROCK FLEXIBLE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.660          $19.622          $20.883               $-               $-
Accumulation unit value at end of period     $26.668          $21.660          $19.622               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.048          $19.211          $20.600               $-               $-
Accumulation unit value at end of period     $25.721          $21.048          $19.211               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.836          $11.726          $12.238          $11.197               $-
Accumulation unit value at end of period     $14.615          $12.836          $11.726          $12.238               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 140              211              156              188                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.832          $12.731          $13.388          $12.340           $9.830
Accumulation unit value at end of period     $15.631          $13.832          $12.731          $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                 117              128               98               62               43
BLACKROCK LARGE CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.910           $7.839           $7.881               $-               $-
Accumulation unit value at end of period     $11.833           $8.910           $7.839               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.770           $9.547           $9.670               $-               $-
Accumulation unit value at end of period     $14.196          $10.770           $9.547               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                6                -                -


                                    APP I-13

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.984           $9.751           $9.859               $-               $-
Accumulation unit value at end of period     $14.567          $10.984           $9.751               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               37               35                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.340          $11.932          $12.155               $-               $-
Accumulation unit value at end of period     $17.560          $13.340          $11.932               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14               20                -                -
BLACKROCK MID-CAP GROWTH EQUITY
 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.760           $8.864          $10.000               $-               $-
Accumulation unit value at end of period     $14.251           $9.760           $8.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.651           $8.830          $10.000               $-               $-
Accumulation unit value at end of period     $13.986           $9.651           $8.830               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               12                -                -
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.958          $10.060          $10.201               $-               $-
Accumulation unit value at end of period     $15.792          $10.958          $10.060               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                9                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.376          $11.447          $11.695               $-               $-
Accumulation unit value at end of period     $17.702          $12.376          $11.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               10                -                -
BMO MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.773           $9.091           $9.805               $-               $-
Accumulation unit value at end of period     $14.845          $10.773           $9.091               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.356          $10.505          $11.416               $-               $-
Accumulation unit value at end of period     $16.899          $12.356          $10.505               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                -                -


                                    APP I-14

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.861          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.919          $10.861               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.783          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.730          $10.783               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.114          $12.241          $11.650          $11.028           $9.981
Accumulation unit value at end of period     $12.708          $13.114          $12.241          $11.650          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                  28               45               42               14                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987          $12.213          $11.711          $11.170          $10.166
Accumulation unit value at end of period     $12.491          $12.987          $12.213          $11.711          $11.170
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               44               37               23
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.135          $13.167          $13.536          $11.604           $8.277
Accumulation unit value at end of period     $19.641          $15.135          $13.167          $13.536          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  44               91               78               33               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.615          $11.057          $11.452           $9.892           $7.096
Accumulation unit value at end of period     $16.248          $12.615          $11.057          $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               66               48               26
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.004          $11.106          $10.875               $-               $-
Accumulation unit value at end of period     $11.855          $12.004          $11.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                6               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.591          $10.805          $10.660               $-               $-
Accumulation unit value at end of period     $11.361          $11.591          $10.805               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35               37                -                -


                                    APP I-15

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE AGGRESSIVE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.867           $9.216           $9.135               $-               $-
Accumulation unit value at end of period     $15.627          $10.867           $9.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.417           $8.901           $8.889               $-               $-
Accumulation unit value at end of period     $14.868          $10.417           $8.901               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.186           $9.735          $10.338               $-               $-
Accumulation unit value at end of period     $14.390          $11.186           $9.735               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.029           $9.671          $10.321               $-               $-
Accumulation unit value at end of period     $14.081          $11.029           $9.671               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -
CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.558          $19.178          $20.006               $-               $-
Accumulation unit value at end of period     $30.791          $22.558          $19.178               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.921          $18.776          $19.735               $-               $-
Accumulation unit value at end of period     $29.698          $21.921          $18.776               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
CLEARBRIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.656          $10.706          $10.698               $-               $-
Accumulation unit value at end of period     $18.269          $12.656          $10.706               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.340          $10.410               $-               $-
Accumulation unit value at end of period     $17.382          $12.132          $10.340               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3                -                -


                                    APP I-16

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.906          $21.282          $22.493               $-               $-
Accumulation unit value at end of period     $32.347          $24.906          $21.282               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.203          $20.836          $22.188               $-               $-
Accumulation unit value at end of period     $31.198          $24.203          $20.836               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9                5                -                -
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.835          $19.395          $19.726               $-               $-
Accumulation unit value at end of period     $30.767          $22.835          $19.395               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.190          $18.989          $19.459               $-               $-
Accumulation unit value at end of period     $29.675          $22.190          $18.989               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                0                -                -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.241           $8.091           $8.606               $-               $-
Accumulation unit value at end of period     $12.058           $9.241           $8.091               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.858           $7.814           $8.374               $-               $-
Accumulation unit value at end of period     $11.472           $8.858           $7.814               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.350          $17.397          $19.951               $-               $-
Accumulation unit value at end of period     $27.354          $19.350          $17.397               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.803          $17.033          $19.680               $-               $-
Accumulation unit value at end of period     $26.382          $18.803          $17.033               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                -                -


                                    APP I-17

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.339           $9.253           $9.467               $-               $-
Accumulation unit value at end of period     $13.940          $10.339           $9.253               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.809          $10.649          $10.977               $-               $-
Accumulation unit value at end of period     $15.804          $11.809          $10.649               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               24               22                -                -
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.675           $8.347           $8.764               $-               $-
Accumulation unit value at end of period     $13.011           $9.675           $8.347               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               20               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.276           $8.063           $8.530               $-               $-
Accumulation unit value at end of period     $12.381           $9.276           $8.063               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               27               22                -                -
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.864           $8.390           $9.207               $-               $-
Accumulation unit value at end of period     $13.260           $9.864           $8.390               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               10                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.455           $8.103           $8.959               $-               $-
Accumulation unit value at end of period     $12.615           $9.455           $8.103               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               19               18                -                -
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.176           $9.616          $10.544               $-               $-
Accumulation unit value at end of period     $15.133          $11.176           $9.616               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.713           $9.286          $10.260               $-               $-
Accumulation unit value at end of period     $14.397          $10.713           $9.286               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-18

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.326          $11.527          $12.177          $10.615               $-
Accumulation unit value at end of period     $15.124          $12.326          $11.527          $12.177               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               19               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.399          $14.510          $15.444          $13.564           $9.575
Accumulation unit value at end of period     $18.755          $15.399          $14.510          $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                2                1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.886          $11.087          $11.988          $10.443               $-
Accumulation unit value at end of period     $14.947          $11.886          $11.087          $11.988               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.393          $10.708          $11.665          $10.238           $7.018
Accumulation unit value at end of period     $14.220          $11.393          $10.708          $11.665          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                5                4                3
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.235          $21.017          $22.528               $-               $-
Accumulation unit value at end of period     $30.948          $23.235          $21.017               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.579          $20.577          $22.222               $-               $-
Accumulation unit value at end of period     $29.849          $22.579          $20.577               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
DAVIS FINANCIAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.318           $7.076           $7.817           $7.062           $4.431
Accumulation unit value at end of period     $10.880           $8.318           $7.076           $7.817           $7.062
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.002           $8.572           $9.541           $8.684               $-
Accumulation unit value at end of period     $12.984          $10.002           $8.572           $9.541               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                5                5                -


                                    APP I-19

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.982          $13.357          $14.099          $12.638           $8.618
Accumulation unit value at end of period     $20.060          $14.982          $13.357          $14.099          $12.638
Number of accumulation units outstanding
 at end of period (in thousands)                  24               46               65               45               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.820          $12.414          $13.202          $11.924           $8.176
Accumulation unit value at end of period     $18.366          $13.820          $12.414          $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  86               94               93               82               90
DELAWARE DIVERSIFIED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.601          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.404          $10.601               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.525          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.251          $10.525               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -
DELAWARE EXTENDED DURATION BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.551          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.033          $11.551               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.468          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.871          $11.468               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
DOMINI SOCIAL EQUITY FUND(R) -- INVESTOR
 CLASS
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.035          $10.864          $11.963               $-               $-
Accumulation unit value at end of period     $15.909          $12.035          $10.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.380          $10.350          $11.455               $-               $-
Accumulation unit value at end of period     $14.931          $11.380          $10.350               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -


                                    APP I-20

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.490          $12.105          $11.324          $10.737          $10.330
Accumulation unit value at end of period     $12.105          $12.490          $12.105          $11.324          $10.737
Number of accumulation units outstanding
 at end of period (in thousands)                  72               59               50               69                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.060          $11.776          $11.099          $10.603          $10.259
Accumulation unit value at end of period     $11.601          $12.060          $11.776          $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  88               93               79               43               32
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.021          $12.881          $13.236          $10.556           $7.146
Accumulation unit value at end of period     $19.859          $15.021          $12.881          $13.236          $10.556
Number of accumulation units outstanding
 at end of period (in thousands)                  57               51               40               25               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.204          $12.272          $12.706          $10.209           $6.950
Accumulation unit value at end of period     $18.638          $14.204          $12.272          $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  37               40               34               25               25
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.950           $9.532           $9.424           $8.267           $5.955
Accumulation unit value at end of period     $14.355          $10.950           $9.532           $9.424           $8.267
Number of accumulation units outstanding
 at end of period (in thousands)                 119              111              147              129               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.573           $9.273           $9.237           $8.164           $5.914
Accumulation unit value at end of period     $13.758          $10.573           $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  95               99               85               52               40
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.319          $12.404          $12.365           $9.859           $6.680
Accumulation unit value at end of period     $20.055          $14.319          $12.404          $12.365           $9.859
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               26               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.540          $11.818          $11.869           $9.535
Accumulation unit value at end of period     $18.823          $13.540          $11.818          $11.869
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               24               18


                                    APP I-21

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.599          $16.208          $17.183               $-               $-
Accumulation unit value at end of period     $24.795          $18.599          $16.208               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.074          $15.868          $16.950               $-               $-
Accumulation unit value at end of period     $23.915          $18.074          $15.868               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.926          $14.387          $15.038               $-               $-
Accumulation unit value at end of period     $15.963          $16.926          $14.387               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.448          $14.086          $14.834               $-               $-
Accumulation unit value at end of period     $15.395          $16.448          $14.086               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
DWS EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.460           $6.696           $6.886               $-               $-
Accumulation unit value at end of period      $9.427           $7.460           $6.696               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               20               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.929           $8.075           $8.367               $-               $-
Accumulation unit value at end of period     $11.199           $8.929           $8.075               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               15               15                -                -
DWS GLOBAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.879           $7.571           $8.956               $-               $-
Accumulation unit value at end of period     $11.119           $8.879           $7.571               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               11               21                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454           $8.981          $10.704               $-               $-
Accumulation unit value at end of period     $12.993          $10.454           $8.981               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                -                -


                                    APP I-22

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.267          $15.564          $15.439               $-               $-
Accumulation unit value at end of period     $20.782          $17.267          $15.564               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.779          $15.238          $15.229               $-               $-
Accumulation unit value at end of period     $20.044          $16.779          $15.238               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                0                -                -
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.226          $12.604          $12.115               $-               $-
Accumulation unit value at end of period     $15.189          $14.226          $12.604               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064          $13.446          $13.022               $-               $-
Accumulation unit value at end of period     $15.963          $15.064          $13.446               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  47               59               44                -                -
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.073           $7.876           $8.287           $7.568               $-
Accumulation unit value at end of period     $11.677           $9.073           $7.876           $8.287               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48              112              200              172                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.125           $9.731          $10.315           $9.491           $7.145
Accumulation unit value at end of period     $14.211          $11.125           $9.731          $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  67               82               76               74               64
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.123          $11.420          $10.957           $9.908           $8.618
Accumulation unit value at end of period     $18.876          $13.123          $11.420          $10.957           $9.908
Number of accumulation units outstanding
 at end of period (in thousands)                   1               13               11                6                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.856          $13.026          $12.591          $11.472          $10.035
Accumulation unit value at end of period     $21.210          $14.856          $13.026          $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                2                1


                                    APP I-23

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.041          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.911          $11.041               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.962          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.693          $10.962               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -                -                -
FEDERATED CLOVER SMALL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.882          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.237          $10.882               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.803          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.029          $10.803               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.515           $8.152           $9.502           $8.042               $-
Accumulation unit value at end of period     $13.305           $9.515           $8.152           $9.502               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  76              123              158               37                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.471           $9.902          $11.629           $9.916               $-
Accumulation unit value at end of period     $15.921          $11.471           $9.902          $11.629               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  73               90               96              109                -
FEDERATED MDT MID CAP GROWTH STRATEGIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.124           $8.594           $8.960               $-               $-
Accumulation unit value at end of period     $12.722           $9.124           $8.594               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.880          $10.326          $10.846               $-               $-
Accumulation unit value at end of period     $15.058          $10.880          $10.326               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -


                                    APP I-24

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.535           $8.206           $9.252           $7.494               $-
Accumulation unit value at end of period     $14.270          $10.535           $8.206           $9.252               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  69               74               53               66                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.098           $7.925           $9.002           $7.347           $4.246
Accumulation unit value at end of period     $13.576          $10.098           $7.925           $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               30               23               34
FIDELITY(R) ADVISOR STOCK SELECTOR ALL
 CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.888          $10.000           $9.464               $-               $-
Accumulation unit value at end of period     $14.438          $10.888           $8.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.850          $10.000           $9.208               $-               $-
Accumulation unit value at end of period     $14.280          $10.850           $8.560               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.330          $10.016          $10.003           $8.752           $6.059
Accumulation unit value at end of period     $14.587          $11.330          $10.016          $10.003           $8.752
Number of accumulation units outstanding
 at end of period (in thousands)                  51               45               38               23                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.390          $11.925          $12.000          $10.578           $7.364
Accumulation unit value at end of period     $17.110          $13.390          $11.925          $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                  30               29               21                9               20
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.317          $10.889          $10.643           $9.473               $-
Accumulation unit value at end of period     $13.999          $12.317          $10.889          $10.643               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99              131              106               88                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.073          $11.889          $10.662           $7.589
Accumulation unit value at end of period     $15.291          $13.554          $12.073          $11.889          $10.662
Number of accumulation units outstanding
 at end of period (in thousands)                 142              148              184              209              163


                                    APP I-25

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.902          $14.353          $14.973               $-               $-
Accumulation unit value at end of period     $22.656          $16.902          $14.353               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.896          $13.601          $14.295               $-               $-
Accumulation unit value at end of period     $21.149          $15.896          $13.601               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               27                -                -
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.173          $12.679          $12.413          $11.253               $-
Accumulation unit value at end of period     $14.554          $14.173          $12.679          $12.413               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               90               76               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.764          $13.307          $13.126          $11.988           $9.911
Accumulation unit value at end of period     $15.047          $14.764          $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               41               37               49
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.939          $11.111          $11.246          $10.276               $-
Accumulation unit value at end of period     $13.113          $11.939          $11.111          $11.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  90              105               93               86                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.870          $12.068          $12.307          $11.329           $9.445
Accumulation unit value at end of period     $14.031          $12.870          $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  62               70               57               43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.029          $10.029          $10.407           $9.150               $-
Accumulation unit value at end of period     $13.277          $11.029          $10.029          $10.407               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 105              105               96              112                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.665          $11.604          $12.132          $10.747           $7.994
Accumulation unit value at end of period     $15.132          $12.665          $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  81               82               74               87               65


                                    APP I-26

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.820          $10.864          $11.084           $9.949               $-
Accumulation unit value at end of period     $13.449          $11.820          $10.864          $11.084               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87               89               60               55                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.083          $12.115          $12.453          $11.262           $8.936
Accumulation unit value at end of period     $14.775          $13.083          $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 123              131              145              127              132
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.755          $12.759          $12.151               $-               $-
Accumulation unit value at end of period     $13.553          $13.755          $12.759               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.925          $13.014          $12.487               $-               $-
Accumulation unit value at end of period     $13.618          $13.925          $13.014               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14               11                -                -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.649           $9.478          $10.160               $-               $-
Accumulation unit value at end of period     $10.359           $9.649           $9.478               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.513           $9.415          $10.143               $-               $-
Accumulation unit value at end of period     $10.137           $9.513           $9.415               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.931          $12.675          $11.963          $11.466               $-
Accumulation unit value at end of period     $12.545          $12.931          $12.675          $11.963               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3               15                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.858          $12.699          $12.076          $11.661          $11.422
Accumulation unit value at end of period     $12.381          $12.858          $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  25               37               30               30               26


                                    APP I-27

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.356          $14.232          $13.989          $12.397               $-
Accumulation unit value at end of period     $17.497          $16.356          $14.232          $13.989               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41               30               22                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.153          $13.284          $13.156          $11.746           $8.296
Accumulation unit value at end of period     $16.088          $15.153          $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               19               15                9
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.060           $7.638           $8.327               $-               $-
Accumulation unit value at end of period     $11.953           $9.060           $7.638               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.685           $7.377           $8.102               $-               $-
Accumulation unit value at end of period     $11.372           $8.685           $7.377               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               11                -                -
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.671          $17.601          $20.516               $-               $-
Accumulation unit value at end of period     $27.239          $20.671          $17.601               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               14               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.070          $16.360          $19.166               $-               $-
Accumulation unit value at end of period     $24.942          $19.070          $16.360               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29               33                -                -
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.090           $9.580          $10.613               $-               $-
Accumulation unit value at end of period     $11.329          $11.090           $9.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.934           $9.516          $10.596               $-               $-
Accumulation unit value at end of period     $11.087          $10.934           $9.516               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-28

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.747          $10.171          $10.180           $8.127           $5.650
Accumulation unit value at end of period     $16.163          $11.747          $10.171          $10.180           $8.127
Number of accumulation units outstanding
 at end of period (in thousands)                  73               81               91               43               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.517          $11.613           $9.341           $6.531
Accumulation unit value at end of period     $18.029          $13.202          $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  49               51               52               33               33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.781          $21.447          $22.515               $-               $-
Accumulation unit value at end of period     $34.770          $25.781          $21.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.053          $20.998          $22.209               $-               $-
Accumulation unit value at end of period     $33.535          $25.053          $20.998               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                9                -                -
INVESCO AMERICAN FRANCHISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.008           $8.886          $10.353               $-               $-
Accumulation unit value at end of period     $13.914          $10.008           $8.886               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.881           $8.838          $10.350               $-               $-
Accumulation unit value at end of period     $13.634           $9.881           $8.838               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
INVESCO AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.864          $22.214          $22.192               $-               $-
Accumulation unit value at end of period     $34.497          $25.864          $22.214               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.133          $21.749          $21.891               $-               $-
Accumulation unit value at end of period     $33.272          $25.133          $21.749               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -


                                    APP I-29

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.687          $12.414          $12.728          $11.065               $-
Accumulation unit value at end of period     $19.764          $14.687          $12.414          $12.728               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               17               17               50                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.486          $11.485          $11.863          $10.391           $7.246
Accumulation unit value at end of period     $18.012          $13.486          $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  29               41               40               53               44
INVESCO EQUITY AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.360          $15.456          $15.727          $14.063               $-
Accumulation unit value at end of period     $21.585          $17.360          $15.456          $15.727               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 251              318              323              289                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.000          $14.352          $14.714          $13.256          $10.189
Accumulation unit value at end of period     $19.746          $16.000          $14.352          $14.714          $13.256
Number of accumulation units outstanding
 at end of period (in thousands)                  93              109               99              106              104
INVESCO EUROPEAN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.247           $7.675           $8.126           $7.265               $-
Accumulation unit value at end of period     $11.367           $9.247           $7.675           $8.126               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               36               49               45                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.125          $10.976          $11.708          $10.547           $7.071
Accumulation unit value at end of period     $16.013          $13.125          $10.976          $11.708          $10.547
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                5                5                8
INVESCO GROWTH AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.729           $8.533           $8.759               $-               $-
Accumulation unit value at end of period     $12.956           $9.729           $8.533               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               27               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.121          $10.467               $-               $-
Accumulation unit value at end of period     $15.139          $11.453          $10.121               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               42                -                -


                                    APP I-30

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.656           $8.428           $9.112               $-               $-
Accumulation unit value at end of period     $11.404           $9.656           $8.428               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  64                5                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.216          $11.621          $12.659               $-               $-
Accumulation unit value at end of period     $15.491          $13.216          $11.621               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12                -                -
INVESCO MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.329          $10.187          $11.264               $-               $-
Accumulation unit value at end of period     $15.445          $11.329          $10.187               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.130          $11.896          $13.252               $-               $-
Accumulation unit value at end of period     $17.767          $13.130          $11.896               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               14                -                -
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $30.480          $26.283          $24.554          $20.096          $11.109
Accumulation unit value at end of period     $30.871          $30.480          $26.283          $24.554          $20.096
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               25               18               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.309          $24.595          $23.150          $19.090          $10.612
Accumulation unit value at end of period     $28.458          $28.309          $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25               30               20               19
INVESCO SMALL CAP DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.309           $9.734          $10.125           $8.212           $6.401
Accumulation unit value at end of period     $15.447          $11.309           $9.734          $10.125           $8.212
Number of accumulation units outstanding
 at end of period (in thousands)                  57               57               34               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.639          $10.960          $11.486           $9.386           $7.357
Accumulation unit value at end of period     $17.134          $12.639          $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  20               23               25               29               29


                                    APP I-31

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.283           $9.990          $10.082           $7.880           $5.750
Accumulation unit value at end of period     $15.344          $11.283           $9.990          $10.082           $7.880
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16               14               10                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.082          $11.671          $11.866           $9.345           $6.857
Accumulation unit value at end of period     $17.659          $13.082          $11.671          $11.866           $9.345
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10                7                4
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.698          $20.973          $21.350               $-               $-
Accumulation unit value at end of period     $34.381          $24.698          $20.973               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.000          $20.534          $21.060               $-               $-
Accumulation unit value at end of period     $33.160          $24.000          $20.534               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                -                -
INVESCO SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.744          $21.121          $23.122               $-               $-
Accumulation unit value at end of period     $36.954          $25.744          $21.121               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.017          $20.679          $22.809               $-               $-
Accumulation unit value at end of period     $35.642          $25.017          $20.679               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3                -                -
INVESCO VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.761           $9.190          $10.280               $-               $-
Accumulation unit value at end of period     $14.189          $10.761           $9.190               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.624           $9.141          $10.277               $-               $-
Accumulation unit value at end of period     $13.903          $10.624           $9.141               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-32

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.754          $12.425          $13.524               $-               $-
Accumulation unit value at end of period     $18.250          $14.754          $12.425               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               18               16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.337          $12.164          $13.341               $-               $-
Accumulation unit value at end of period     $17.602          $14.337          $12.164               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               30               20                -                -
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.334           $7.335           $9.378           $8.042           $4.989
Accumulation unit value at end of period      $7.895           $7.334           $7.335           $9.378           $8.042
Number of accumulation units outstanding
 at end of period (in thousands)                  45               60               67               54               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.921           $9.997          $12.878          $11.126
Accumulation unit value at end of period     $10.601           $9.921           $9.997          $12.878
Number of accumulation units outstanding
 at end of period (in thousands)                  59               56               60               41
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.647          $10.587          $10.426               $-               $-
Accumulation unit value at end of period     $15.721          $11.647          $10.587               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               45               40                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.947          $11.858          $11.766               $-               $-
Accumulation unit value at end of period     $17.347          $12.947          $11.858               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                -                -
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.358          $12.189          $12.777          $11.573               $-
Accumulation unit value at end of period     $23.239          $15.358          $12.189          $12.777               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                6                6                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.721          $11.772          $12.432          $11.346           $8.375
Accumulation unit value at end of period     $22.110          $14.721          $11.772          $12.432          $11.346
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12               11                7                3


                                    APP I-33

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.955          $12.446          $12.377               $-               $-
Accumulation unit value at end of period     $16.563          $13.955          $12.446               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.595          $12.216          $12.239               $-               $-
Accumulation unit value at end of period     $16.014          $13.595          $12.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                7                -                -
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.132          $15.531          $15.945          $12.773               $-
Accumulation unit value at end of period     $23.511          $18.132          $15.531          $15.945               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               25               22               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.664          $15.244          $15.768          $12.726               $-
Accumulation unit value at end of period     $22.733          $17.664          $15.244          $15.768               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11                9                7                -
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.600          $14.306          $15.513          $14.762          $10.352
Accumulation unit value at end of period     $23.069          $17.600          $14.306          $15.513          $14.762
Number of accumulation units outstanding
 at end of period (in thousands)                 168              242              235              192              180
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.705          $14.499          $15.842          $15.188               $-
Accumulation unit value at end of period     $23.033          $17.705          $14.499          $15.842               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               35               29               30                -
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.175          $10.019          $15.012          $12.681          $10.000
Accumulation unit value at end of period     $12.436          $11.175          $10.019          $15.012          $12.681
Number of accumulation units outstanding
 at end of period (in thousands)                 162              189              211              191              132
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886           $9.834          $14.845          $12.634               $-
Accumulation unit value at end of period     $12.024          $10.886           $9.834          $14.845               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  51               57               50               56                -


                                    APP I-34

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.851          $12.321          $11.554               $-               $-
Accumulation unit value at end of period     $12.541          $12.851          $12.321               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.488          $12.063          $11.397               $-               $-
Accumulation unit value at end of period     $12.096          $12.488          $12.063               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5                -                -
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.396          $20.819          $20.392               $-               $-
Accumulation unit value at end of period     $32.957          $24.396          $20.819               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                8                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.707          $20.383          $20.115               $-               $-
Accumulation unit value at end of period     $31.787          $23.707          $20.383               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                -                -
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.682          $22.997          $23.958               $-               $-
Accumulation unit value at end of period     $37.781          $25.682          $22.997               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.956          $22.515          $23.633               $-               $-
Accumulation unit value at end of period     $36.440          $24.956          $22.515               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               10               10                -                -
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $26.224          $21.929          $22.991               $-               $-
Accumulation unit value at end of period     $35.529          $26.224          $21.929               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.483          $21.470          $22.679               $-               $-
Accumulation unit value at end of period     $34.267          $25.483          $21.470               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -


                                    APP I-35

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.915           $9.959          $10.324               $-               $-
Accumulation unit value at end of period     $11.692          $10.915           $9.959               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.762           $9.892          $10.308               $-               $-
Accumulation unit value at end of period     $11.441          $10.762           $9.892               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.984           $9.815          $10.386               $-               $-
Accumulation unit value at end of period     $12.040          $10.984           $9.815               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.829           $9.750          $10.369               $-               $-
Accumulation unit value at end of period     $11.782          $10.829           $9.750               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                0                -                -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.018           $9.689          $10.413               $-               $-
Accumulation unit value at end of period     $12.435          $11.018           $9.689               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.863           $9.625          $10.396               $-               $-
Accumulation unit value at end of period     $12.169          $10.863           $9.625               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                2                -                -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.941           $9.493          $10.446               $-               $-
Accumulation unit value at end of period     $12.721          $10.941           $9.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.788           $9.430          $10.429               $-               $-
Accumulation unit value at end of period     $12.448          $10.788           $9.430               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               48                8                -                -


                                    APP I-36

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.845           $9.326          $10.470               $-               $-
Accumulation unit value at end of period     $12.915          $10.845           $9.326               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.693           $9.264          $10.453               $-               $-
Accumulation unit value at end of period     $12.638          $10.693           $9.264               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                7                -                -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.823           $9.228          $10.490               $-               $-
Accumulation unit value at end of period     $13.124          $10.823           $9.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.671           $9.166          $10.474               $-               $-
Accumulation unit value at end of period     $12.842          $10.671           $9.166               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                5                -                -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.818           $9.219          $10.492               $-               $-
Accumulation unit value at end of period     $13.216          $10.818           $9.219               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.666           $9.157          $10.475               $-               $-
Accumulation unit value at end of period     $12.933          $10.666           $9.157               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1                1                -                -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.830           $9.214          $10.483               $-               $-
Accumulation unit value at end of period     $13.228          $10.830           $9.214               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.678           $9.153          $10.466               $-               $-
Accumulation unit value at end of period     $12.944          $10.678           $9.153               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                1                -                -


                                    APP I-37

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.821           $9.216          $10.485               $-               $-
Accumulation unit value at end of period     $13.217          $10.821           $9.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.669           $9.155          $10.468               $-               $-
Accumulation unit value at end of period     $12.934          $10.669           $9.155               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.603          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.951          $10.603               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.546          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.785          $10.546               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.909           $9.968          $10.325               $-               $-
Accumulation unit value at end of period     $11.682          $10.909           $9.968               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.756           $9.902          $10.309               $-               $-
Accumulation unit value at end of period     $11.432          $10.756           $9.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               20                -                -
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $34.717          $30.328          $28.751               $-               $-
Accumulation unit value at end of period     $34.201          $34.717          $30.328               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $33.737          $29.693          $28.361               $-               $-
Accumulation unit value at end of period     $32.986          $33.737          $29.693               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                2                -                -


                                    APP I-38

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.786          $10.220          $10.616               $-               $-
Accumulation unit value at end of period     $16.198          $11.786          $10.220               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.927           $9.546           $9.991               $-               $-
Accumulation unit value at end of period     $14.905          $10.927           $9.546               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                -                -
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.346          $10.304          $10.226           $9.296               $-
Accumulation unit value at end of period     $12.357          $11.346          $10.304          $10.226               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 168              194              147              139                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.150          $11.116          $11.116          $10.181               $-
Accumulation unit value at end of period     $13.134          $12.150          $11.116          $11.116               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 183              234              213              165                -
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.769           $9.599           $9.732           $8.769               $-
Accumulation unit value at end of period     $12.156          $10.769           $9.599           $9.732               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 182              215              204              212                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.740          $10.543          $10.769           $9.777               $-
Accumulation unit value at end of period     $13.153          $11.740          $10.543          $10.769               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 220              203              152              115                -
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.269           $9.020           $9.312           $8.326               $-
Accumulation unit value at end of period     $11.924          $10.269           $9.020           $9.312               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 260              251              216              180                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.369          $10.062          $10.466           $9.428               $-
Accumulation unit value at end of period     $13.103          $11.369          $10.062          $10.466               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 178              176              149              102                -


                                    APP I-39

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2055 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.220          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.476          $11.220               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.139          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.278          $11.139               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
LIFEPATH(R) 2025 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.903          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.099          $10.903               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.921          $10.824               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
LIFEPATH(R) 2035 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.031          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.631          $11.031               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.952          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.446          $10.952               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
LIFEPATH(R) 2045 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.150          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.111          $11.150               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.919          $11.070               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -


                                    APP I-40

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.145          $11.253          $10.917          $10.055               $-
Accumulation unit value at end of period     $12.801          $12.145          $11.253          $10.917               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               24               32               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.833          $11.981          $11.710          $10.866               $-
Accumulation unit value at end of period     $13.426          $12.833          $11.981          $11.710               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49               58               67               59                -
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.103          $11.915          $11.797               $-               $-
Accumulation unit value at end of period     $16.524          $13.103          $11.915               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.826          $11.751          $11.723               $-               $-
Accumulation unit value at end of period     $16.054          $12.826          $11.751               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.327          $11.958          $12.998               $-               $-
Accumulation unit value at end of period     $17.716          $13.327          $11.958               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.045          $11.793          $12.883               $-               $-
Accumulation unit value at end of period     $17.213          $13.045          $11.793               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3                -                -
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.402          $16.162          $15.739               $-               $-
Accumulation unit value at end of period     $19.287          $18.402          $16.162               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.882          $15.823          $15.525               $-               $-
Accumulation unit value at end of period     $18.602          $17.882          $15.823               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               10                -                -


                                    APP I-41

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.707           $7.550           $8.233               $-               $-
Accumulation unit value at end of period     $11.449           $8.707           $7.550               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.139           $8.858           $9.732               $-               $-
Accumulation unit value at end of period     $13.233          $10.139           $8.858               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               25                -                -
LORD ABBETT BOND-DEBENTURE FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.953          $12.380          $11.979          $10.653               $-
Accumulation unit value at end of period     $14.965          $13.953          $12.380          $11.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                6                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.023          $13.430          $13.092          $11.731           $8.953
Accumulation unit value at end of period     $15.993          $15.023          $13.430          $13.092          $11.731
Number of accumulation units outstanding
 at end of period (in thousands)                  38               51               56               47               39
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.406           $9.096           $9.974               $-               $-
Accumulation unit value at end of period     $12.989          $10.406           $9.096               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $8.793           $9.715               $-               $-
Accumulation unit value at end of period     $12.374           $9.985           $8.793               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11               10                -                -
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.743          $11.602          $11.857               $-               $-
Accumulation unit value at end of period     $19.932          $12.743          $11.602               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.228          $11.216          $11.549               $-               $-
Accumulation unit value at end of period     $18.982          $12.228          $11.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                8                -                -


                                    APP I-42

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.477          $19.492          $20.390               $-               $-
Accumulation unit value at end of period     $29.197          $21.477          $19.492               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               24               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.861          $13.589          $14.322               $-               $-
Accumulation unit value at end of period     $20.053          $14.861          $13.589               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               43               42                -                -
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.199           $7.188           $8.230               $-               $-
Accumulation unit value at end of period      $9.977           $8.199           $7.188               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               24               21                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.751           $9.495          $10.953               $-               $-
Accumulation unit value at end of period     $12.984          $10.751           $9.495               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                4                -                -
MANAGERS CADENCE MID-CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.770           $9.043           $9.241               $-               $-
Accumulation unit value at end of period     $12.739           $9.770           $9.043               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.421          $10.651          $10.965               $-               $-
Accumulation unit value at end of period     $14.780          $11.421          $10.651               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                -                -
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.787          $17.529          $17.942               $-               $-
Accumulation unit value at end of period     $27.274          $20.787          $17.529               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.200          $17.162          $17.698               $-               $-
Accumulation unit value at end of period     $26.306          $20.200          $17.162               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                4                -                -


                                    APP I-43

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.997          $13.781          $14.009               $-               $-
Accumulation unit value at end of period     $21.345          $15.997          $13.781               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.576          $13.520          $13.847               $-               $-
Accumulation unit value at end of period     $20.628          $15.576          $13.520               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.360          $12.168          $11.408          $10.961          $10.731
Accumulation unit value at end of period     $11.935          $12.360          $12.168          $11.408          $10.961
Number of accumulation units outstanding
 at end of period (in thousands)                  55               71               63               51               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.935          $11.838          $11.182          $10.824          $10.657
Accumulation unit value at end of period     $11.438          $11.935          $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               64               48               46
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.069           $9.498          $10.000               $-               $-
Accumulation unit value at end of period     $15.013          $11.069           $9.498               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.945           $9.462          $10.000               $-               $-
Accumulation unit value at end of period     $14.734          $10.945           $9.462               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                -                -
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.123          $17.468          $17.900               $-               $-
Accumulation unit value at end of period     $25.502          $20.123          $17.468               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.554          $17.102          $17.657               $-               $-
Accumulation unit value at end of period     $24.597          $19.554          $17.102               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2                -                -


                                    APP I-44

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.108           $8.407          $10.665               $-               $-
Accumulation unit value at end of period     $14.167          $10.108           $8.407               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.966           $8.351          $10.648               $-               $-
Accumulation unit value at end of period     $13.863           $9.966           $8.351               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.938          $13.041          $12.321               $-               $-
Accumulation unit value at end of period     $13.710          $13.938          $13.041               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.088          $13.281          $12.642               $-               $-
Accumulation unit value at end of period     $13.754          $14.088          $13.281               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                -                -
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.712           $7.505           $8.459           $7.664               $-
Accumulation unit value at end of period     $10.285           $8.712           $7.505           $8.459               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               17               15                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.412           $7.301           $8.291           $7.569           $5.140
Accumulation unit value at end of period      $9.857           $8.412           $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  66               60               49               26               21
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.174          $22.144          $21.999               $-               $-
Accumulation unit value at end of period     $33.878          $25.174          $22.144               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.463          $21.680          $21.700               $-               $-
Accumulation unit value at end of period     $32.675          $24.463          $21.680               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-45

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.945           $9.881           $9.753           $8.904               $-
Accumulation unit value at end of period     $12.944          $10.945           $9.881           $9.753               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               13               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.165          $11.065          $11.004          $10.121           $8.160
Accumulation unit value at end of period     $14.279          $12.165          $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               28               21               19
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.789          $10.453           $9.856           $8.726           $6.116
Accumulation unit value at end of period     $14.098          $11.789          $10.453           $9.856           $8.726
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20               23               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.485          $13.833          $13.141          $11.722               $-
Accumulation unit value at end of period     $18.378          $15.485          $13.833          $13.141               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               31               19                -
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.214           $8.840           $8.902           $8.031               $-
Accumulation unit value at end of period     $13.772          $10.214           $8.840           $8.902               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               20               16               38                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.791           $8.537           $8.662           $7.873           $5.880
Accumulation unit value at end of period     $13.102           $9.791           $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  48               58               52               35               21
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.179          $12.313          $12.505               $-               $-
Accumulation unit value at end of period     $18.817          $14.179          $12.313               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.542          $11.849          $12.124               $-               $-
Accumulation unit value at end of period     $17.839          $13.542          $11.849               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                -                -


                                    APP I-46

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.177           $7.945           $8.189               $-               $-
Accumulation unit value at end of period     $11.752           $9.177           $7.945               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.532           $9.186           $9.540               $-               $-
Accumulation unit value at end of period     $13.386          $10.532           $9.186               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               33                -                -
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.407           $9.229           $9.561           $8.651           $7.089
Accumulation unit value at end of period     $12.972          $10.407           $9.229           $9.561           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                 155              256              217               53               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.673           $9.535           $9.953           $9.073           $7.477
Accumulation unit value at end of period     $13.203          $10.673           $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 171              214              221              197              159
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.214          $14.201          $14.532               $-               $-
Accumulation unit value at end of period     $20.609          $16.214          $14.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  62               77               73                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.944          $13.187          $13.596               $-               $-
Accumulation unit value at end of period     $18.853          $14.944          $13.187               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               45                -                -
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.785          $11.601          $12.031               $-               $-
Accumulation unit value at end of period     $17.539          $12.785          $11.601               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.515          $11.441          $11.955               $-               $-
Accumulation unit value at end of period     $17.040          $12.515          $11.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4                -                -


                                    APP I-47

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.528           $9.142          $10.647               $-               $-
Accumulation unit value at end of period     $14.458          $10.528           $9.142               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.380           $9.081          $10.630               $-               $-
Accumulation unit value at end of period     $14.149          $10.380           $9.081               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.414           $8.281          $10.315               $-               $-
Accumulation unit value at end of period     $10.182           $8.414           $8.281               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.295           $8.226          $10.298               $-               $-
Accumulation unit value at end of period      $9.964           $8.295           $8.226               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
OPPENHEIMER CAPITAL INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.611           $7.791           $7.514               $-               $-
Accumulation unit value at end of period      $9.356           $8.611           $7.791               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $9.102           $8.844               $-               $-
Accumulation unit value at end of period     $10.768           $9.985           $9.102               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)               0                0                -                -
OPPENHEIMER EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.249           $8.183           $8.470               $-               $-
Accumulation unit value at end of period     $11.954           $9.249           $8.183               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.317          $10.087          $10.519               $-               $-
Accumulation unit value at end of period     $14.517          $11.317          $10.087               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-48

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.309          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.812          $11.309               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.228          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.595          $11.228               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.032          $15.840          $17.436               $-               $-
Accumulation unit value at end of period     $24.007          $19.032          $15.840               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 102               87               91                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.541          $14.710          $16.313               $-               $-
Accumulation unit value at end of period     $21.961          $17.541          $14.710               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               31               31                -                -
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.841          $12.243          $12.198               $-               $-
Accumulation unit value at end of period     $13.710          $13.841          $12.243               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.681          $13.084          $13.134               $-               $-
Accumulation unit value at end of period     $14.433          $14.681          $13.084               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               18               11                -                -
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.084          $14.472          $19.573          $12.732           $8.468
Accumulation unit value at end of period      $6.792          $13.084          $14.472          $19.573          $12.732
Number of accumulation units outstanding
 at end of period (in thousands)                  26               15               11                6                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.123          $21.311          $29.040          $19.032          $12.729
Accumulation unit value at end of period      $9.853          $19.123          $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               30               22               18


                                    APP I-49

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.051          $12.710          $12.809          $11.973          $10.172
Accumulation unit value at end of period     $13.359          $14.051          $12.710          $12.809          $11.973
Number of accumulation units outstanding
 at end of period (in thousands)                  75               88               93               77               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.331          $13.972          $14.186          $13.360          $11.415
Accumulation unit value at end of period     $14.467          $15.331          $13.972          $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                  83              113              120              104               89
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.834          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.651          $11.834               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.749          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.437          $11.749               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.045           $8.301           $9.040               $-               $-
Accumulation unit value at end of period     $12.505          $10.045           $8.301               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.216          $11.836          $12.987               $-               $-
Accumulation unit value at end of period     $17.565          $14.216          $11.836               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               14               11                -                -
OPPENHEIMER MAIN STREET FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.953           $8.582           $8.644               $-               $-
Accumulation unit value at end of period     $13.027           $9.953           $8.582               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.543           $8.291           $8.414               $-               $-
Accumulation unit value at end of period     $12.397           $9.543           $8.291               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12               10                -                -


                                    APP I-50

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.896           $8.577           $8.880               $-               $-
Accumulation unit value at end of period     $12.722           $9.896           $8.577               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               29               32                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $10.366          $10.814               $-               $-
Accumulation unit value at end of period     $15.148          $11.872          $10.366               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               25                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.259           $8.830           $9.116               $-               $-
Accumulation unit value at end of period     $13.617          $10.259           $8.830               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               24               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.701          $10.147          $10.554               $-               $-
Accumulation unit value at end of period     $15.415          $11.701          $10.147               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               26               28                -                -
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.758           $9.349           $8.691           $6.868               $-
Accumulation unit value at end of period     $11.009          $10.758           $9.349           $8.691               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               16               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.775           $8.559           $8.016           $6.382           $3.351
Accumulation unit value at end of period      $9.928           $9.775           $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13                9                9
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.027           $7.368           $8.008               $-               $-
Accumulation unit value at end of period     $11.003           $8.027           $7.368               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                9               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.564           $9.770          $10.698               $-               $-
Accumulation unit value at end of period     $14.373          $10.564           $9.770               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               11                -                -


                                    APP I-51

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.840          $13.560          $14.010               $-               $-
Accumulation unit value at end of period     $18.549          $14.840          $13.560               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.457          $13.309          $13.855               $-               $-
Accumulation unit value at end of period     $17.935          $14.457          $13.309               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                4                -                -
PIMCO EMERGING MARKETS BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.352          $13.259          $12.537          $11.184               $-
Accumulation unit value at end of period     $14.208          $15.352          $13.259          $12.537               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               10               21               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.599          $14.443          $13.759          $12.367           $9.900
Accumulation unit value at end of period     $15.246          $16.599          $14.443          $13.759          $12.367
Number of accumulation units outstanding
 at end of period (in thousands)                  10               16               19               19               27
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.847          $15.559          $14.071          $13.008          $11.883
Accumulation unit value at end of period     $15.186          $16.847          $15.559          $14.071          $13.008
Number of accumulation units outstanding
 at end of period (in thousands)                 172              113               79               41               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.792          $14.694          $13.389          $12.470          $11.457
Accumulation unit value at end of period     $14.128          $15.792          $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 131              143              127               83               69
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.329          $14.013          $13.574          $12.585          $11.313
Accumulation unit value at end of period     $14.901          $15.329          $14.013          $13.574          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                 364              522              505              357              141
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.205          $14.004          $13.667          $12.767          $11.541
Accumulation unit value at end of period     $14.671          $15.205          $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 311              380              316              224              192


                                    APP I-52

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN III FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.793          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.490          $10.793               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.715          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.337          $10.715               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.593           $7.757          $10.290           $8.903           $5.421
Accumulation unit value at end of period      $8.363           $8.593           $7.757          $10.290           $8.903
Number of accumulation units outstanding
 at end of period (in thousands)                  29               50               48               42                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.237           $7.491          $10.013           $8.728           $5.344
Accumulation unit value at end of period      $7.956           $8.237           $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  35               40               50               36               34
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.626          $18.880          $17.833               $-               $-
Accumulation unit value at end of period     $26.452          $20.626          $18.880               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.043          $18.484          $17.591               $-               $-
Accumulation unit value at end of period     $25.513          $20.043          $18.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.262           $8.469           $8.920               $-               $-
Accumulation unit value at end of period     $12.262           $9.262           $8.469               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.047          $10.177          $10.800               $-               $-
Accumulation unit value at end of period     $14.516          $11.047          $10.177               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               34               30                -                -


                                    APP I-53

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PIONEER HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.168          $12.377          $12.660          $10.819           $6.964
Accumulation unit value at end of period     $15.832          $14.168          $12.377          $12.660          $10.819
Number of accumulation units outstanding
 at end of period (in thousands)                  64              102               88               65               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.769          $13.000          $13.397          $11.535           $7.467
Accumulation unit value at end of period     $16.381          $14.769          $13.000          $13.397          $11.535
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13               21               19               35
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.106           $8.257           $8.832           $7.538               $-
Accumulation unit value at end of period     $12.044           $9.106           $8.257           $8.832               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               32               37               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.997          $10.047          $10.827           $9.310           $6.910
Accumulation unit value at end of period     $14.437          $10.997          $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31               27               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.036          $20.941          $20.855               $-               $-
Accumulation unit value at end of period     $31.858          $23.036          $20.941               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.385          $20.502          $20.572               $-               $-
Accumulation unit value at end of period     $30.727          $22.385          $20.502               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                1                -                -
PIONEER SELECT MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.267          $12.506          $12.895               $-               $-
Accumulation unit value at end of period     $19.061          $13.267          $12.506               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.935          $12.284          $12.762               $-               $-
Accumulation unit value at end of period     $18.444          $12.935          $12.284               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                5                -                -


                                    APP I-54

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.115          $13.654          $13.307          $11.978               $-
Accumulation unit value at end of period     $15.266          $15.115          $13.654          $13.307               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               22               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.167          $13.803          $13.554          $12.292           $9.708
Accumulation unit value at end of period     $15.203          $15.167          $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  31               36               32               22               23
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.498          $18.236          $19.063               $-               $-
Accumulation unit value at end of period     $26.273          $20.498          $18.236               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.918          $17.854          $18.804               $-               $-
Accumulation unit value at end of period     $25.340          $19.918          $17.854               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                -                -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.577          $19.580          $19.272               $-               $-
Accumulation unit value at end of period     $28.682          $22.577          $19.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.939          $19.170          $19.010               $-               $-
Accumulation unit value at end of period     $27.663          $21.939          $19.170               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                -                -
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.254          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.106           $9.254               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.187          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.958           $9.187               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-55

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.897           $9.202           $9.081               $-               $-
Accumulation unit value at end of period     $14.272          $10.897           $9.202               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.153          $11.191          $11.126               $-               $-
Accumulation unit value at end of period     $17.098          $13.153          $11.191               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7                5                -                -
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.668          $12.807          $12.478               $-               $-
Accumulation unit value at end of period     $15.588          $14.668          $12.807               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               16                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.603          $13.726          $13.474               $-               $-
Accumulation unit value at end of period     $16.458          $15.603          $13.726               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10                6                -                -
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.585           $7.061           $9.012               $-               $-
Accumulation unit value at end of period     $10.573           $8.585           $7.061               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.231           $6.821           $8.771               $-               $-
Accumulation unit value at end of period     $10.062           $8.231           $6.821               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4                -                -
PUTNAM INVESTORS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.978           $7.741           $7.793               $-               $-
Accumulation unit value at end of period     $12.064           $8.978           $7.741               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.339           $8.981           $9.110               $-               $-
Accumulation unit value at end of period     $13.788          $10.339           $8.981               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-56

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.164           $8.058           $8.425               $-               $-
Accumulation unit value at end of period     $13.454           $9.164           $8.058               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                9                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.843           $9.606          $10.119               $-               $-
Accumulation unit value at end of period     $15.800          $10.843           $9.606               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                -                -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.876           $9.410          $10.356               $-               $-
Accumulation unit value at end of period     $14.485          $10.876           $9.410               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.723           $9.348          $10.340               $-               $-
Accumulation unit value at end of period     $14.175          $10.723           $9.348               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $26.099          $21.609          $23.489               $-               $-
Accumulation unit value at end of period     $33.990          $26.099          $21.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.362          $21.156          $23.170               $-               $-
Accumulation unit value at end of period     $32.783          $25.362          $21.156               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                -                -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.626          $21.249          $22.242               $-               $-
Accumulation unit value at end of period     $32.991          $24.626          $21.249               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.930          $20.804          $21.940               $-               $-
Accumulation unit value at end of period     $31.820          $23.930          $20.804               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5                -                -


                                    APP I-57

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.970          $20.236          $20.747               $-               $-
Accumulation unit value at end of period     $30.215          $22.970          $20.236               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.321          $19.812          $20.465               $-               $-
Accumulation unit value at end of period     $29.142          $22.321          $19.812               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                2                -                -
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.896          $20.098          $21.846               $-               $-
Accumulation unit value at end of period     $27.789          $21.896          $20.098               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.277          $19.677          $21.550               $-               $-
Accumulation unit value at end of period     $26.802          $21.277          $19.677               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3                -                -
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.301          $16.376          $16.923               $-               $-
Accumulation unit value at end of period     $20.429          $18.301          $16.376               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.784          $16.033          $16.693               $-               $-
Accumulation unit value at end of period     $19.703          $17.784          $16.033               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                7                -                -
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.389          $14.263          $14.063               $-               $-
Accumulation unit value at end of period     $15.751          $15.389          $14.263               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.954          $13.964          $13.872               $-               $-
Accumulation unit value at end of period     $15.191          $14.954          $13.964               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -


                                    APP I-58

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.613          $18.032          $19.484               $-               $-
Accumulation unit value at end of period     $24.561          $20.613          $18.032               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.030          $17.654          $19.219               $-               $-
Accumulation unit value at end of period     $23.688          $20.030          $17.654               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.449          $17.215          $18.275               $-               $-
Accumulation unit value at end of period     $22.508          $19.449          $17.215               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.900          $16.854          $18.027               $-               $-
Accumulation unit value at end of period     $21.708          $18.900          $16.854               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                -                -
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.035          $15.496          $15.580               $-               $-
Accumulation unit value at end of period     $18.047          $17.035          $15.496               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.554          $15.171          $15.368               $-               $-
Accumulation unit value at end of period     $17.406          $16.554          $15.171               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                3                -                -
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.854           $8.492           $8.642               $-               $-
Accumulation unit value at end of period     $12.655           $9.854           $8.492               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               20               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.445           $8.201           $8.409               $-               $-
Accumulation unit value at end of period     $12.040           $9.445           $8.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               31                -                -


                                    APP I-59

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.157           $9.475           $9.664           $8.348               $-
Accumulation unit value at end of period     $15.376          $11.157           $9.475           $9.664               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  89               43               31               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.695           $9.151           $9.403           $8.184           $5.851
Accumulation unit value at end of period     $14.628          $10.695           $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  88               95               84               33               19
T. ROWE PRICE RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.672          $10.485          $10.536           $9.441           $7.160
Accumulation unit value at end of period     $12.933          $11.672          $10.485          $10.536           $9.441
Number of accumulation units outstanding
 at end of period (in thousands)                  17               38               31                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.270          $10.200          $10.327           $9.324           $7.111
Accumulation unit value at end of period     $12.395          $11.270          $10.200          $10.327           $9.324
Number of accumulation units outstanding
 at end of period (in thousands)                  29               61               63               69               59
T. ROWE PRICE RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.500          $10.100          $10.327           $9.088           $6.527
Accumulation unit value at end of period     $13.444          $11.500          $10.100          $10.327           $9.088
Number of accumulation units outstanding
 at end of period (in thousands)                 129              270              187               82               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.105           $9.825          $10.122           $8.974           $6.482
Accumulation unit value at end of period     $12.885          $11.105           $9.825          $10.122           $8.974
Number of accumulation units outstanding
 at end of period (in thousands)                 169              214              224              202              159
T. ROWE PRICE RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.284           $9.752          $10.126           $8.816           $6.113
Accumulation unit value at end of period     $13.742          $11.284           $9.752          $10.126           $8.816
Number of accumulation units outstanding
 at end of period (in thousands)                  57              197              129               64               32
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.896           $9.487           $9.925           $8.707           $6.071
Accumulation unit value at end of period     $13.171          $10.896           $9.487           $9.925           $8.707
Number of accumulation units outstanding
 at end of period (in thousands)                 115              133              131              106              125


                                    APP I-60

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.217           $9.636          $10.086           $8.745           $6.006
Accumulation unit value at end of period     $13.986          $11.217           $9.636          $10.086           $8.745
Number of accumulation units outstanding
 at end of period (in thousands)                  35               55               40               16                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.831           $9.374           $9.886           $8.636           $5.965
Accumulation unit value at end of period     $13.404          $10.831           $9.374           $9.886           $8.636
Number of accumulation units outstanding
 at end of period (in thousands)                  98              101              104               96               78
T. ROWE PRICE RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.208           $9.629          $10.071           $8.740           $6.001
Accumulation unit value at end of period     $13.967          $11.208           $9.629          $10.071           $8.740
Number of accumulation units outstanding
 at end of period (in thousands)                   8               17               11                5                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.823           $9.368           $9.872           $8.631           $5.959
Accumulation unit value at end of period     $13.385          $10.823           $9.368           $9.872           $8.631
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               16               12               17
T. ROWE PRICE RETIREMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.777          $10.807          $10.768           $9.877           $7.967
Accumulation unit value at end of period     $12.737          $11.777          $10.807          $10.768           $9.877
Number of accumulation units outstanding
 at end of period (in thousands)                   0                6                2                2                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.371          $10.513          $10.555           $9.754           $7.912
Accumulation unit value at end of period     $12.206          $11.371          $10.513          $10.555           $9.754
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13               17               12               15
TEMPLETON DEVELOPING MARKETS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.097           $8.970          $10.713               $-               $-
Accumulation unit value at end of period      $9.919          $10.097           $8.970               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               35               40                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.271          $12.774          $15.371               $-               $-
Accumulation unit value at end of period     $13.915          $14.271          $12.774               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               25               27                -                -


                                    APP I-61

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.995          $16.103          $18.540               $-               $-
Accumulation unit value at end of period     $24.036          $18.995          $16.103               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  54              576              584                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.507          $14.953          $17.346               $-               $-
Accumulation unit value at end of period     $21.987          $17.507          $14.953               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               29                -                -
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.494          $14.314          $14.736               $-               $-
Accumulation unit value at end of period     $16.776          $16.494          $14.314               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               24               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.601          $15.389          $15.962               $-               $-
Accumulation unit value at end of period     $17.768          $17.601          $15.389               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99              101               73                -                -
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.946          $15.573          $17.484               $-               $-
Accumulation unit value at end of period     $23.707          $18.946          $15.573               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.411          $15.247          $17.246               $-               $-
Accumulation unit value at end of period     $22.865          $18.411          $15.247               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                -                -
TEMPLETON GROWTH FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.774          $11.390          $12.228               $-               $-
Accumulation unit value at end of period     $17.838          $13.774          $11.390               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               16               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.911          $10.756          $11.634               $-               $-
Accumulation unit value at end of period     $16.595          $12.911          $10.756               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               22               23                -                -


                                    APP I-62

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.602          $10.408          $10.593               $-               $-
Accumulation unit value at end of period     $12.650          $11.602          $10.408               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               23               20                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.112          $10.043          $10.299               $-               $-
Accumulation unit value at end of period     $12.025          $11.112          $10.043               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15               11                -                -
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.487          $10.272          $10.424           $9.288               $-
Accumulation unit value at end of period     $12.561          $11.487          $10.272          $10.424               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                3                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.011           $9.920          $10.143           $9.105           $6.938
Accumulation unit value at end of period     $11.951          $11.011           $9.920          $10.143           $9.105
Number of accumulation units outstanding
 at end of period (in thousands)                  26               34              100               77               83
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.931          $10.633          $10.470               $-               $-
Accumulation unit value at end of period     $13.295          $11.931          $10.633               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.764          $10.562          $10.454               $-               $-
Accumulation unit value at end of period     $13.010          $11.764          $10.562               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.985           $8.345           $9.895               $-               $-
Accumulation unit value at end of period     $14.081           $9.985           $8.345               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.562           $8.052           $9.620               $-               $-
Accumulation unit value at end of period     $13.385           $9.562           $8.052               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               43               32                -                -


                                    APP I-63

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.731           $8.109           $9.586           $8.506               $-
Accumulation unit value at end of period     $13.762           $9.731           $8.109           $9.586               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 105              117              119               66                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.327           $7.831           $9.327           $8.339           $5.572
Accumulation unit value at end of period     $13.092           $9.327           $7.831           $9.327           $8.339
Number of accumulation units outstanding
 at end of period (in thousands)                 141              179              230              244              222
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.110          $11.123          $10.988               $-               $-
Accumulation unit value at end of period     $12.179          $12.110          $11.123               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.599          $10.733          $10.683               $-               $-
Accumulation unit value at end of period     $11.577          $11.599          $10.733               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4                -                -
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.081          $11.063          $10.896           $9.882               $-
Accumulation unit value at end of period     $12.186          $12.081          $11.063          $10.896               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.580          $10.684          $10.602           $9.688           $7.681
Accumulation unit value at end of period     $11.594          $11.580          $10.684          $10.602           $9.688
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8               18               36               46
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.210           $9.972           $9.933           $8.858               $-
Accumulation unit value at end of period     $14.604          $11.210           $9.972           $9.933               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               41               37               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.736           $9.622           $8.829           $7.934               $-
Accumulation unit value at end of period     $13.882          $10.736           $9.622           $8.829               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               23                9                -                -


                                    APP I-64

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.020           $8.909          $10.000               $-               $-
Accumulation unit value at end of period     $11.138          $10.020           $8.909               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.898           $8.867          $10.000               $-               $-
Accumulation unit value at end of period     $10.920           $9.898           $8.867               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.255           $9.797          $10.289               $-               $-
Accumulation unit value at end of period     $13.473          $11.255           $9.797               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               10                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.779           $9.454          $10.003               $-               $-
Accumulation unit value at end of period     $12.807          $10.779           $9.454               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               25                -                -
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.060           $9.597          $10.047           $8.809               $-
Accumulation unit value at end of period     $13.273          $11.060           $9.597          $10.047               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                7                3                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.602           $9.269           $9.776           $8.635           $6.324
Accumulation unit value at end of period     $12.628          $10.602           $9.269           $9.776           $8.635
Number of accumulation units outstanding
 at end of period (in thousands)                  48               60               60               70               60
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.596           $9.228          $10.231               $-               $-
Accumulation unit value at end of period     $15.552          $11.596           $9.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.106           $8.904           $9.947               $-               $-
Accumulation unit value at end of period     $14.784          $11.106           $8.904               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                2                -                -


                                    APP I-65

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.653          $10.604           $9.886               $-               $-
Accumulation unit value at end of period     $18.823          $12.653          $10.604               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.118          $10.232           $9.611               $-               $-
Accumulation unit value at end of period     $17.893          $12.118          $10.232               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
THE HARTFORD HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.265          $13.344               $-               $-               $-
Accumulation unit value at end of period     $15.048          $14.265               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.663          $12.845               $-               $-               $-
Accumulation unit value at end of period     $14.305          $13.663               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.813          $13.059          $11.611               $-               $-
Accumulation unit value at end of period     $12.476          $13.813          $13.059               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.423          $12.785          $11.453               $-               $-
Accumulation unit value at end of period     $12.033          $13.423          $12.785               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10                8                -                -
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.288           $8.192          $10.472               $-               $-
Accumulation unit value at end of period     $13.662          $10.288           $8.192               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $8.137          $10.455               $-               $-
Accumulation unit value at end of period     $13.369          $10.143           $8.137               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-66

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.703           $8.651          $10.348               $-               $-
Accumulation unit value at end of period     $14.257          $10.703           $8.651               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.552           $8.593          $10.331               $-               $-
Accumulation unit value at end of period     $13.952          $10.552           $8.593               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.218          $10.270          $10.321          $10.373               $-
Accumulation unit value at end of period     $10.178          $10.218          $10.270          $10.321               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               43              123               82                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.787           $9.910          $10.035          $10.161               $-
Accumulation unit value at end of period      $9.691           $9.787           $9.910          $10.035               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               13               16               11                -
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.693           $9.332           $9.832           $8.017               $-
Accumulation unit value at end of period     $15.268          $10.693           $9.332           $9.832               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               19               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.241           $9.004           $9.559           $7.853               $-
Accumulation unit value at end of period     $14.514          $10.241           $9.004           $9.559               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                8                4                -
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.185          $10.956          $10.932               $-               $-
Accumulation unit value at end of period     $12.943          $12.185          $10.956               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.670          $10.572          $10.628               $-               $-
Accumulation unit value at end of period     $12.304          $11.670          $10.572               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               24               17                -                -


                                    APP I-67

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.980          $10.768          $10.739           $9.539               $-
Accumulation unit value at end of period     $12.747          $11.980          $10.768          $10.739               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.483          $10.399          $10.449           $9.351           $7.154
Accumulation unit value at end of period     $12.127          $11.483          $10.399          $10.449           $9.351
Number of accumulation units outstanding
 at end of period (in thousands)                  15               20               27               21               16
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.621          $16.682          $16.695               $-               $-
Accumulation unit value at end of period     $20.194          $18.621          $16.682               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.095          $16.332          $16.468               $-               $-
Accumulation unit value at end of period     $19.476          $18.095          $16.332               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               40               25                -                -
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.661          $10.335          $10.500               $-               $-
Accumulation unit value at end of period     $12.936          $11.661          $10.335               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $9.973          $10.209               $-               $-
Accumulation unit value at end of period     $12.296          $11.168           $9.973               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 115              124              101                -                -
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.391          $10.094          $10.250           $9.031               $-
Accumulation unit value at end of period     $12.667          $11.391          $10.094          $10.250               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               26                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.919           $9.748           $9.974           $8.854           $6.575
Accumulation unit value at end of period     $12.051          $10.919           $9.748           $9.974           $8.854
Number of accumulation units outstanding
 at end of period (in thousands)                  31               42               45               53               25


                                    APP I-68

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.453          $17.181          $17.472               $-               $-
Accumulation unit value at end of period     $22.092          $19.453          $17.181               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               17               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.903          $16.821          $17.235               $-               $-
Accumulation unit value at end of period     $21.307          $18.903          $16.821               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53               58               44                -                -
THE HARTFORD TARGET RETIREMENT 2030 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.462          $10.020          $10.319               $-               $-
Accumulation unit value at end of period     $13.320          $11.462          $10.020               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.978           $9.669          $10.032               $-               $-
Accumulation unit value at end of period     $12.662          $10.978           $9.669               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  69               84               54                -                -
THE HARTFORD TARGET RETIREMENT 2030 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.116           $9.717          $10.001           $8.731               $-
Accumulation unit value at end of period     $12.936          $11.116           $9.717          $10.001               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               29               20                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.656           $9.384           $9.731           $8.559           $6.271
Accumulation unit value at end of period     $12.307          $10.656           $9.384           $9.731           $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                  42               47               71               86               57
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.831          $18.018          $18.518               $-               $-
Accumulation unit value at end of period     $24.768          $20.831          $18.018               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.243          $17.641          $18.266               $-               $-
Accumulation unit value at end of period     $23.888          $20.243          $17.641               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               31               24                -                -


                                    APP I-69

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.107          $18.315          $18.960               $-               $-
Accumulation unit value at end of period     $25.208          $21.107          $18.315               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.511          $17.931          $18.703               $-               $-
Accumulation unit value at end of period     $24.313          $20.511          $17.931               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               14                -                -
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.278          $18.479          $19.243               $-               $-
Accumulation unit value at end of period     $25.364          $21.278          $18.479               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.677          $18.092          $18.982               $-               $-
Accumulation unit value at end of period     $24.463          $20.677          $18.092               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17                -                -
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.135          $18.327          $19.216               $-               $-
Accumulation unit value at end of period     $25.233          $21.135          $18.327               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.538          $17.943          $18.955               $-               $-
Accumulation unit value at end of period     $24.337          $20.538          $17.943               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17               12                -                -
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.931          $12.127          $11.468               $-               $-
Accumulation unit value at end of period     $12.616          $12.931          $12.127               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.385          $11.702          $11.149               $-               $-
Accumulation unit value at end of period     $11.994          $12.385          $11.702               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                3                -                -


                                    APP I-70

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.072          $12.233          $11.523               $-               $-
Accumulation unit value at end of period     $12.804          $13.072          $12.233               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.530          $11.814          $11.212               $-               $-
Accumulation unit value at end of period     $12.182          $12.530          $11.814               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
THORNBURG CORE GROWTH FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.360           $8.580           $8.514               $-               $-
Accumulation unit value at end of period     $14.685          $10.360           $8.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               19               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.986          $10.001           $9.998               $-               $-
Accumulation unit value at end of period     $16.862          $11.986          $10.001               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               18               17                -                -
THORNBURG CORE GROWTH FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.353          $18.493          $18.327               $-               $-
Accumulation unit value at end of period     $31.715          $22.353          $18.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.721          $18.106          $18.079               $-               $-
Accumulation unit value at end of period     $30.589          $21.721          $18.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.543           $8.327           $9.671           $8.556           $5.924
Accumulation unit value at end of period     $10.929           $9.543           $8.327           $9.671           $8.556
Number of accumulation units outstanding
 at end of period (in thousands)                  80              126              130               56               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.494          $10.984          $12.853          $11.456           $7.978
Accumulation unit value at end of period     $14.202          $12.494          $10.984          $12.853          $11.456
Number of accumulation units outstanding
 at end of period (in thousands)                  46               53               57               47               63


                                    APP I-71

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.303          $15.939          $18.469               $-               $-
Accumulation unit value at end of period     $20.998          $18.303          $15.939               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               38               33                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.785          $15.605          $18.218               $-               $-
Accumulation unit value at end of period     $20.252          $17.785          $15.605               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               19                -                -
THORNBURG VALUE FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.362           $7.595           $8.824               $-               $-
Accumulation unit value at end of period     $11.612           $8.362           $7.595               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.607           $9.706          $11.362               $-               $-
Accumulation unit value at end of period     $14.620          $10.607           $9.706               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               17               15                -                -
THORNBURG VALUE FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.304          $17.510          $20.328               $-               $-
Accumulation unit value at end of period     $26.831          $19.304          $17.510               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.759          $17.144          $20.052               $-               $-
Accumulation unit value at end of period     $25.878          $18.759          $17.144               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                -                -
TIAA-CREF BOND INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.318          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.002          $10.318               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.244          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.856          $10.244               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-72

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.183          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.816          $11.183               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.103          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.599          $11.103               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.108          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.703          $11.108               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.027          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.488          $11.027               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.249          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.777          $11.249               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.167          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.561          $11.167               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.541          $12.023          $11.993               $-               $-
Accumulation unit value at end of period     $17.772          $13.541          $12.023               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.255          $11.858          $11.917               $-               $-
Accumulation unit value at end of period     $17.267          $13.255          $11.858               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -


                                    APP I-73

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.864          $14.869          $15.191               $-               $-
Accumulation unit value at end of period     $17.747          $16.864          $14.869               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.387          $14.557          $14.985               $-               $-
Accumulation unit value at end of period     $17.117          $16.387          $14.557               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.683           $8.660           $9.430               $-               $-
Accumulation unit value at end of period     $10.627           $9.683           $8.660               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.012           $9.923          $10.886               $-               $-
Accumulation unit value at end of period     $11.995          $11.012           $9.923               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
UBS U.S. ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.958           $8.899           $8.914               $-               $-
Accumulation unit value at end of period     $12.059           $9.958           $8.899               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.329          $10.200          $10.294               $-               $-
Accumulation unit value at end of period     $13.617          $11.329          $10.200               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.154          $12.216          $13.141          $11.713               $-
Accumulation unit value at end of period     $18.937          $14.154          $12.216          $13.141               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               17               16               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.271          $11.540          $12.507          $11.232           $8.432
Accumulation unit value at end of period     $17.622          $13.271          $11.540          $12.507          $11.232
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               19               16               16


                                    APP I-74

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.896          $20.522          $20.604               $-               $-
Accumulation unit value at end of period     $30.625          $22.896          $20.522               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.249          $20.093          $20.325               $-               $-
Accumulation unit value at end of period     $29.538          $22.249          $20.093               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.842          $11.507          $11.432           $9.454               $-
Accumulation unit value at end of period     $16.983          $12.842          $11.507          $11.432               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               40               28               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.399          $11.194          $11.205           $9.336               $-
Accumulation unit value at end of period     $16.275          $12.399          $11.194          $11.205               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               28               20                8                -
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.201          $11.130          $12.517          $10.454           $7.319
Accumulation unit value at end of period     $15.866          $12.201          $11.130          $12.517          $10.454
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               41               22               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.537          $10.603          $12.014          $10.110               $-
Accumulation unit value at end of period     $14.890          $11.537          $10.603          $12.014               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               30               38               32                -
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.457          $10.434          $10.365               $-               $-
Accumulation unit value at end of period     $12.692          $11.457          $10.434               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.797          $11.742          $11.752               $-               $-
Accumulation unit value at end of period     $14.071          $12.797          $11.742               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                7                -                -


                                    APP I-75

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.502          $10.891          $10.116               $-               $-
Accumulation unit value at end of period     $11.184          $11.502          $10.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.288          $10.769          $10.077               $-               $-
Accumulation unit value at end of period     $10.894          $11.288          $10.769               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.128          $20.664          $24.194               $-               $-
Accumulation unit value at end of period     $22.416          $23.128          $20.664               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               20                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.475          $20.231          $23.866               $-               $-
Accumulation unit value at end of period     $21.620          $22.475          $20.231               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32               22                -                -
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.772           $6.871           $8.008               $-               $-
Accumulation unit value at end of period      $9.309           $7.772           $6.871               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.847           $8.770          $10.299               $-               $-
Accumulation unit value at end of period     $11.706           $9.847           $8.770               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.016          $16.622          $14.375               $-               $-
Accumulation unit value at end of period     $21.196          $18.016          $16.622               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.506          $16.273          $14.180               $-               $-
Accumulation unit value at end of period     $20.443          $17.506          $16.273               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -


                                    APP I-76

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.075           $9.961           $9.853               $-               $-
Accumulation unit value at end of period     $13.321          $11.075           $9.961               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.214          $11.068          $11.031               $-               $-
Accumulation unit value at end of period     $14.582          $12.214          $11.068               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.759           $9.543           $9.490           $8.445           $6.139
Accumulation unit value at end of period     $14.086          $10.759           $9.543           $9.490           $8.445
Number of accumulation units outstanding
 at end of period (in thousands)                  50               63               51               45               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.518          $11.186          $11.208          $10.049           $7.346
Accumulation unit value at end of period     $16.266          $12.518          $11.186          $11.208          $10.049
Number of accumulation units outstanding
 at end of period (in thousands)                  92              114              112               97              112
HARTFORD GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.635           $9.049          $10.013               $-               $-
Accumulation unit value at end of period     $14.300          $10.635           $9.049               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.632           $9.972          $11.118               $-               $-
Accumulation unit value at end of period     $15.525          $11.632           $9.972               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.327           $8.202           $9.068               $-               $-
Accumulation unit value at end of period     $13.916          $10.327           $8.202               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  59               80               73                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.654          $10.126          $11.280               $-               $-
Accumulation unit value at end of period     $16.924          $12.654          $10.126               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53               72               70                -                -


                                    APP I-77

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.991          $10.851          $10.072               $-               $-
Accumulation unit value at end of period     $19.583          $12.991          $10.851               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                5                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.180          $11.933          $11.161               $-               $-
Accumulation unit value at end of period     $21.216          $14.180          $11.933               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                4                -                -
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.845           $9.450           $9.347           $8.208               $-
Accumulation unit value at end of period     $14.201          $10.845           $9.450           $9.347               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               34               44               45                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.625          $10.206          $10.171           $8.999               $-
Accumulation unit value at end of period     $15.109          $11.625          $10.206          $10.171               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               20               15                -
HARTFORD SMALL COMPANY HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.838           $9.443           $9.848           $7.992               $-
Accumulation unit value at end of period     $15.526          $10.838           $9.443           $9.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.406           $9.135           $9.598           $7.848           $5.520
Accumulation unit value at end of period     $14.796          $10.406           $9.135           $9.598           $7.848
Number of accumulation units outstanding
 at end of period (in thousands)                  16               18               20               17               12
HARTFORD SMALLCAP GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.763          $10.953          $10.881               $-               $-
Accumulation unit value at end of period     $18.350          $12.763          $10.953               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.027          $12.129          $12.139               $-               $-
Accumulation unit value at end of period     $20.017          $14.027          $12.129               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                6                -                -


                                    APP I-78

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.033          $12.211          $11.499          $10.775               $-
Accumulation unit value at end of period     $12.753          $13.033          $12.211          $11.499               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                9                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.089          $12.355          $11.723          $11.068           $9.858
Accumulation unit value at end of period     $12.712          $13.089          $12.355          $11.723          $11.068
Number of accumulation units outstanding
 at end of period (in thousands)                  52               55               54               67               47
HARTFORD ULTRASHORT BOND HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.349          $10.401          $10.454          $10.506          $10.541
Accumulation unit value at end of period     $10.288          $10.349          $10.401          $10.454          $10.506
Number of accumulation units outstanding
 at end of period (in thousands)                  25               63               77               71               46
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.088          $10.215          $10.344          $10.474          $10.568
Accumulation unit value at end of period      $9.953          $10.088          $10.215          $10.344          $10.474
Number of accumulation units outstanding
 at end of period (in thousands)                  87              122              143              134              199
HARTFORD VALUE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.837          $11.056          $11.362               $-               $-
Accumulation unit value at end of period     $16.816          $12.837          $11.056               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.565          $10.902          $11.288               $-               $-
Accumulation unit value at end of period     $16.335          $12.565          $10.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13               10                -                -


                                    APP I-79

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583


Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583



    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6776-7) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
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     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

                            PREMIER INNOVATIONS(SM)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.



Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

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                              GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 0111-0001.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. The aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter for 2013: $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. The aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $24,436,346 and 2011: $24,699,095.


ADDITIONAL PAYMENTS


As of December 31, 2013, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                        PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            3

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TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the Program and Administrative Charge, the highest possible contingent deferred sales charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for Program and Administrative Charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.405          $16.879          $17.231               $-               $-
Accumulation unit value at end of period     $20.271          $18.405          $16.879               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.229          $16.760          $17.153               $-               $-
Accumulation unit value at end of period     $20.028          $18.229          $16.760               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.160          $16.713          $17.121               $-               $-
Accumulation unit value at end of period     $19.932          $18.160          $16.713               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.022          $16.619          $17.059               $-               $-
Accumulation unit value at end of period     $19.741          $18.022          $16.619               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.884          $16.525          $16.997               $-               $-
Accumulation unit value at end of period     $19.551          $17.884          $16.525               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.000          $17.252          $17.830               $-               $-
Accumulation unit value at end of period     $21.414          $19.000          $17.252               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-1

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.820          $17.131          $17.749               $-               $-
Accumulation unit value at end of period     $21.158          $18.820          $17.131               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.748          $17.083          $17.717               $-               $-
Accumulation unit value at end of period     $21.056          $18.748          $17.083               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.605          $16.986          $17.653               $-               $-
Accumulation unit value at end of period     $20.854          $18.605          $16.986               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.463          $16.891          $17.588               $-               $-
Accumulation unit value at end of period     $20.654          $18.463          $16.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                9                -                -
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.447          $17.586          $18.420               $-               $-
Accumulation unit value at end of period     $22.359          $19.447          $17.586               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.262          $17.462          $18.336               $-               $-
Accumulation unit value at end of period     $22.092          $19.262          $17.462               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.188          $17.413          $18.303               $-               $-
Accumulation unit value at end of period     $21.985          $19.188          $17.413               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.042          $17.315          $18.236               $-               $-
Accumulation unit value at end of period     $21.774          $19.042          $17.315               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.897          $17.218          $18.170               $-               $-
Accumulation unit value at end of period     $21.565          $18.897          $17.218               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               13                -                -


                                    APP I-2

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.838          $17.817          $18.901               $-               $-
Accumulation unit value at end of period     $23.335          $19.838          $17.817               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.649          $17.692          $18.815               $-               $-
Accumulation unit value at end of period     $23.055          $19.649          $17.692               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.574          $17.642          $18.781               $-               $-
Accumulation unit value at end of period     $22.944          $19.574          $17.642               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.425          $17.542          $18.713               $-               $-
Accumulation unit value at end of period     $22.724          $19.425          $17.542               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.277          $17.444          $18.645               $-               $-
Accumulation unit value at end of period     $22.506          $19.277          $17.444               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8                -                -
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.788          $17.625          $18.930               $-               $-
Accumulation unit value at end of period     $23.789          $19.788          $17.625               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.600          $17.501          $18.844               $-               $-
Accumulation unit value at end of period     $23.504          $19.600          $17.501               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.525          $17.452          $18.809               $-               $-
Accumulation unit value at end of period     $23.391          $19.525          $17.452               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                8                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.376          $17.354          $18.741               $-               $-
Accumulation unit value at end of period     $23.167          $19.376          $17.354               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -


                                    APP I-3

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.229          $17.256          $18.673               $-               $-
Accumulation unit value at end of period     $22.944          $19.229          $17.256               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                7                -                -
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.633          $17.405          $18.875               $-               $-
Accumulation unit value at end of period     $23.964          $19.633          $17.405               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.447          $17.283          $18.789               $-               $-
Accumulation unit value at end of period     $23.677          $19.447          $17.283               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.373          $17.234          $18.755               $-               $-
Accumulation unit value at end of period     $23.563          $19.373          $17.234               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.225          $17.137          $18.687               $-               $-
Accumulation unit value at end of period     $23.337          $19.225          $17.137               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.079          $17.040          $18.619               $-               $-
Accumulation unit value at end of period     $23.113          $19.079          $17.040               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.573          $17.306          $18.847               $-               $-
Accumulation unit value at end of period     $24.168          $19.573          $17.306               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.387          $17.184          $18.761               $-               $-
Accumulation unit value at end of period     $23.878          $19.387          $17.184               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.313          $17.136          $18.727               $-               $-
Accumulation unit value at end of period     $23.763          $19.313          $17.136               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                8                7                -                -


                                    APP I-4

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.166          $17.039          $18.658               $-               $-
Accumulation unit value at end of period     $23.535          $19.166          $17.039               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.020          $16.943          $18.591               $-               $-
Accumulation unit value at end of period     $23.310          $19.020          $16.943               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                -                -
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.562          $17.204          $18.807               $-               $-
Accumulation unit value at end of period     $24.222          $19.562          $17.204               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.376          $17.083          $18.722               $-               $-
Accumulation unit value at end of period     $23.931          $19.376          $17.083               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.302          $17.035          $18.687               $-               $-
Accumulation unit value at end of period     $23.816          $19.302          $17.035               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.155          $16.939          $18.619               $-               $-
Accumulation unit value at end of period     $23.588          $19.155          $16.939               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.009          $16.843          $18.552               $-               $-
Accumulation unit value at end of period     $23.361          $19.009          $16.843               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                -                -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.339          $10.504          $11.525               $-               $-
Accumulation unit value at end of period     $16.846          $12.339          $10.504               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               22               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.195          $10.408          $11.448               $-               $-
Accumulation unit value at end of period     $16.609          $12.195          $10.408               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2                -                -


                                    APP I-5

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.139          $10.370          $11.418               $-               $-
Accumulation unit value at end of period     $16.516          $12.139          $10.370               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.026          $10.294          $11.357               $-               $-
Accumulation unit value at end of period     $16.330          $12.026          $10.294               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.914          $10.219          $11.297               $-               $-
Accumulation unit value at end of period     $16.146          $11.914          $10.219               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               20                -                -
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.131          $10.452          $10.184               $-               $-
Accumulation unit value at end of period     $10.837          $11.131          $10.452               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.078          $10.428          $10.179               $-               $-
Accumulation unit value at end of period     $10.759          $11.078          $10.428               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.058          $10.419          $10.176               $-               $-
Accumulation unit value at end of period     $10.728          $11.058          $10.419               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.016          $10.401          $10.172               $-               $-
Accumulation unit value at end of period     $10.666          $11.016          $10.401               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.975          $10.382          $10.167               $-               $-
Accumulation unit value at end of period     $10.605          $10.975          $10.382               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.967          $13.841          $13.076               $-               $-
Accumulation unit value at end of period     $15.877          $15.967          $13.841               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -


                                    APP I-6

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.899           $9.471           $8.970               $-               $-
Accumulation unit value at end of period     $10.810          $10.899           $9.471               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.337          $13.341          $12.649               $-               $-
Accumulation unit value at end of period     $15.197          $15.337          $13.341               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.717           $9.341           $8.874               $-               $-
Accumulation unit value at end of period     $10.598          $10.717           $9.341               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.647          $12.792          $12.177               $-               $-
Accumulation unit value at end of period     $14.455          $14.647          $12.792               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                -                -
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.884           $7.917           $9.461               $-               $-
Accumulation unit value at end of period     $11.546           $8.884           $7.917               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $5.807           $5.187           $6.214               $-               $-
Accumulation unit value at end of period      $7.528           $5.807           $5.187               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.655           $7.740           $9.282               $-               $-
Accumulation unit value at end of period     $11.209           $8.655           $7.740               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $5.710           $5.116           $6.148               $-               $-
Accumulation unit value at end of period      $7.380           $5.710           $5.116               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.401           $7.542           $9.081               $-               $-
Accumulation unit value at end of period     $10.836           $8.401           $7.542               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3                -                -


                                    APP I-7

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.239           $9.080           $9.031               $-               $-
Accumulation unit value at end of period     $13.592          $10.239           $9.080               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.097           $8.976           $8.950               $-               $-
Accumulation unit value at end of period     $13.370          $10.097           $8.976               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.038          $10.713          $10.693               $-               $-
Accumulation unit value at end of period     $15.925          $12.038          $10.713               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.928           $8.852           $8.854               $-               $-
Accumulation unit value at end of period     $13.107           $9.928           $8.852               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.727          $10.477          $10.500               $-               $-
Accumulation unit value at end of period     $15.451          $11.727          $10.477               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               (0)              (0)               -                -
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.750           $9.958          $10.280               $-               $-
Accumulation unit value at end of period     $12.466          $11.750           $9.958               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.695           $9.935          $10.275               $-               $-
Accumulation unit value at end of period     $12.377          $11.695           $9.935               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.673           $9.927          $10.272               $-               $-
Accumulation unit value at end of period     $12.341          $11.673           $9.927               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.629           $9.909          $10.268               $-               $-
Accumulation unit value at end of period     $12.270          $11.629           $9.909               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                -                -                -


                                    APP I-8

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.586           $9.891          $10.263               $-               $-
Accumulation unit value at end of period     $12.200          $11.586           $9.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.873           $6.857           $8.254               $-               $-
Accumulation unit value at end of period      $8.876           $7.873           $6.857               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.763           $6.778           $8.180               $-               $-
Accumulation unit value at end of period      $8.730           $7.763           $6.778               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.868           $9.498          $11.473               $-               $-
Accumulation unit value at end of period     $12.209          $10.868           $9.498               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.634           $6.685           $8.092               $-               $-
Accumulation unit value at end of period      $8.559           $7.634           $6.685               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.587           $9.289          $11.266               $-               $-
Accumulation unit value at end of period     $11.846          $10.587           $9.289               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               17               19                -                -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.978           $7.901           $9.950               $-               $-
Accumulation unit value at end of period     $10.904           $8.978           $7.901               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $5.475           $4.830           $6.098               $-               $-
Accumulation unit value at end of period      $6.633           $5.475           $4.830               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.736           $7.715           $9.751               $-               $-
Accumulation unit value at end of period     $10.574           $8.736           $7.715               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  56               53               50                -                -


                                    APP I-9

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $5.384           $4.764           $6.033               $-               $-
Accumulation unit value at end of period      $6.503           $5.384           $4.764               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                8               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.683           $7.698           $9.769               $-               $-
Accumulation unit value at end of period     $10.467           $8.683           $7.698               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               40                -                -
ALLIANCEBERNSTEIN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.503           $6.565           $6.873               $-               $-
Accumulation unit value at end of period     $10.132           $7.503           $6.565               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.228           $6.340           $6.654               $-               $-
Accumulation unit value at end of period      $9.736           $7.228           $6.340               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $7.356           $6.459           $6.786               $-               $-
Accumulation unit value at end of period      $9.899           $7.356           $6.459               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.107           $6.253           $6.582               $-               $-
Accumulation unit value at end of period      $9.545           $7.107           $6.253               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $7.192           $6.340           $6.687               $-               $-
Accumulation unit value at end of period      $9.639           $7.192           $6.340               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.744           $8.595           $8.380           $7.448           $5.380
Accumulation unit value at end of period     $12.472           $9.744           $8.595           $8.380           $7.448
Number of accumulation units outstanding
 at end of period (in thousands)                 136              103               71               48                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.631           $8.517           $8.324           $7.417           $5.367
Accumulation unit value at end of period     $12.297           $9.631           $8.517           $8.324           $7.417
Number of accumulation units outstanding
 at end of period (in thousands)                  51               90               38               18                -


                                    APP I-10

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.586           $8.486           $8.302           $7.404           $5.362
Accumulation unit value at end of period     $12.227           $9.586           $8.486           $8.302           $7.404
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10               12               36               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.497           $8.424           $8.258           $7.380
Accumulation unit value at end of period     $12.090           $9.497           $8.424           $8.258
Number of accumulation units outstanding
 at end of period (in thousands)                  55               43               10               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $8.362           $8.214           $7.355           $5.343
Accumulation unit value at end of period     $11.953           $9.409           $8.362           $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                 112              108              102               57               27
ALLIANZ NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.480           $8.673          $10.607               $-               $-
Accumulation unit value at end of period     $11.493          $10.480           $8.673               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.431           $8.654          $10.601               $-               $-
Accumulation unit value at end of period     $11.410          $10.431           $8.654               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.411           $8.646          $10.599               $-               $-
Accumulation unit value at end of period     $11.377          $10.411           $8.646               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.372           $8.631          $10.594               $-               $-
Accumulation unit value at end of period     $11.312          $10.372           $8.631               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.333           $8.616          $10.590               $-               $-
Accumulation unit value at end of period     $11.247          $10.333           $8.616               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
ALLIANZ NFJ SMALL-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.379          $11.276          $11.098           $8.930               $-
Accumulation unit value at end of period     $16.204          $12.379          $11.276          $11.098               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               43               33               21                -


                                    APP I-11

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.235          $11.173          $11.024           $8.893               $-
Accumulation unit value at end of period     $15.976          $12.235          $11.173          $11.024               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6               11                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.178          $11.132          $10.995           $8.878               $-
Accumulation unit value at end of period     $15.885          $12.178          $11.132          $10.995               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               14               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.065          $11.051          $10.936           $8.849               $-
Accumulation unit value at end of period     $15.706          $12.065          $11.051          $10.936               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               22               19               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.953          $10.970          $10.878           $8.819           $6.267
Accumulation unit value at end of period     $15.529          $11.953          $10.970          $10.878           $8.819
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               29               26               21
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.973           $8.641           $8.362               $-               $-
Accumulation unit value at end of period     $13.162           $9.973           $8.641               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.834           $8.542           $8.287               $-               $-
Accumulation unit value at end of period     $12.946           $9.834           $8.542               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.278          $10.675          $10.367               $-               $-
Accumulation unit value at end of period     $16.147          $12.278          $10.675               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.670           $8.425           $8.198               $-               $-
Accumulation unit value at end of period     $12.692           $9.670           $8.425               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.960          $10.441          $10.180               $-               $-
Accumulation unit value at end of period     $15.667          $11.960          $10.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                -                -


                                    APP I-12

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.202          $20.060          $19.515          $17.356          $14.291
Accumulation unit value at end of period     $26.355          $22.202          $20.060          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                 156              928              916              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.644           $9.641           $9.403           $8.383           $6.916
Accumulation unit value at end of period     $12.604          $10.644           $9.641           $9.403           $8.383
Number of accumulation units outstanding
 at end of period (in thousands)                  89               78               70              126               43
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.601          $17.772          $17.350          $15.484               $-
Accumulation unit value at end of period     $23.186          $19.601          $17.772          $17.350               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               60               55               55                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.467           $9.509           $9.302           $8.318               $-
Accumulation unit value at end of period     $12.356          $10.467           $9.509           $9.302               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  47               27               21               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.589          $15.101          $14.802          $13.263          $10.982
Accumulation unit value at end of period     $19.545          $16.589          $15.101          $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  32               43               44               31               29
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.725          $18.330          $18.637               $-               $-
Accumulation unit value at end of period     $26.618          $20.725          $18.330               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.528          $18.201          $18.553               $-               $-
Accumulation unit value at end of period     $26.299          $20.528          $18.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               14                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.450          $18.149          $18.519               $-               $-
Accumulation unit value at end of period     $26.173          $20.450          $18.149               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.294          $18.047          $18.451               $-               $-
Accumulation unit value at end of period     $25.922          $20.294          $18.047               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -


                                    APP I-13

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.140          $17.946          $18.384               $-               $-
Accumulation unit value at end of period     $25.673          $20.140          $17.946               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                1                -                -
AMERICAN CENTURY LARGE COMPANY VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.722           $7.535           $7.495               $-               $-
Accumulation unit value at end of period     $11.364           $8.722           $7.535               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.600           $7.448           $7.427               $-               $-
Accumulation unit value at end of period     $11.178           $8.600           $7.448               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.872           $9.425           $9.408               $-               $-
Accumulation unit value at end of period     $14.116          $10.872           $9.425               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.457           $7.346           $7.347               $-               $-
Accumulation unit value at end of period     $10.959           $8.457           $7.346               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                6                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.590           $9.218           $9.238               $-               $-
Accumulation unit value at end of period     $13.696          $10.590           $9.218               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.198          $12.383          $19.515          $17.356          $14.291
Accumulation unit value at end of period     $18.503          $14.198          $12.383          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                   -                9               20              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.192           $8.037           $8.823           $7.196               $-
Accumulation unit value at end of period     $11.949           $9.192           $8.037           $8.823               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                9                4                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.775          $12.057          $13.249          $10.817               $-
Accumulation unit value at end of period     $17.890          $13.775          $12.057          $13.249               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                5                5               12                -


                                    APP I-14

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.038           $7.926           $8.728           $7.140               $-
Accumulation unit value at end of period     $11.715           $9.038           $7.926           $8.728               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                6                6                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.308          $11.694          $12.903          $10.576           $8.490
Accumulation unit value at end of period     $17.215          $13.308          $11.694          $12.903          $10.576
Number of accumulation units outstanding
 at end of period (in thousands)                   -                6                9               10               11
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.937           $9.526           $9.574               $-               $-
Accumulation unit value at end of period     $14.840          $10.937           $9.526               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               10               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.785           $9.417           $9.488               $-               $-
Accumulation unit value at end of period     $14.597          $10.785           $9.417               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               58               60                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.544          $10.964          $11.058               $-               $-
Accumulation unit value at end of period     $16.962          $12.544          $10.964               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               22               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.605           $9.288           $9.386               $-               $-
Accumulation unit value at end of period     $14.311          $10.605           $9.288               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               20               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.219          $10.723          $10.858               $-               $-
Accumulation unit value at end of period     $16.457          $12.219          $10.723               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               39                -                -
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.606          $10.247           $9.950               $-               $-
Accumulation unit value at end of period     $14.011          $11.606          $10.247               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 109              123              104                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.445          $10.130           $9.861               $-               $-
Accumulation unit value at end of period     $13.782          $11.445          $10.130               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  66               54               65                -                -


                                    APP I-15

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.144          $11.646          $11.348               $-               $-
Accumulation unit value at end of period     $15.813          $13.144          $11.646               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               20               28                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.254           $9.990           $9.755               $-               $-
Accumulation unit value at end of period     $13.511          $11.254           $9.990               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  80               91              121                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.804          $11.389          $11.143               $-               $-
Accumulation unit value at end of period     $15.342          $12.804          $11.389               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 177              193              195                -                -
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.436           $9.372           $9.019           $8.081               $-
Accumulation unit value at end of period     $13.240          $10.436           $9.372           $9.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               15               12                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.290           $9.265           $8.938           $8.029               $-
Accumulation unit value at end of period     $13.023          $10.290           $9.265           $8.938               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               80               65               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.502          $11.268          $10.881           $9.784               $-
Accumulation unit value at end of period     $15.806          $12.502          $11.268          $10.881               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.119           $9.138           $8.841           $7.966               $-
Accumulation unit value at end of period     $12.767          $10.119           $9.138           $8.841               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               37               38               38                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.178          $11.020          $10.684           $9.645           $7.251
Accumulation unit value at end of period     $15.335          $12.178          $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  71               64               48               37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.330           $9.318           $9.139           $8.452               $-
Accumulation unit value at end of period     $11.769          $10.330           $9.318           $9.139               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 178              340              312              229                -


                                    APP I-16

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.335           $9.345           $9.189           $8.520               $-
Accumulation unit value at end of period     $11.745          $10.335           $9.345           $9.189               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 132              145              145               96                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.576          $11.384          $11.205          $10.399               $-
Accumulation unit value at end of period     $14.278          $12.576          $11.384          $11.205               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 156              167              173              179                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.171           $9.225           $9.098           $8.460           $6.558
Accumulation unit value at end of period     $11.524          $10.171           $9.225           $9.098           $8.460
Number of accumulation units outstanding
 at end of period (in thousands)                 316              228              216              183               84
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.250          $11.133          $11.002          $10.252           $7.958
Accumulation unit value at end of period     $13.853          $12.250          $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 386              439              461              444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.376          $13.857          $15.110          $14.107           $9.788
Accumulation unit value at end of period     $20.288          $16.376          $13.857          $15.110          $14.107
Number of accumulation units outstanding
 at end of period (in thousands)                 202              237              235              172              105
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.711           $8.238           $9.006           $8.429           $5.859
Accumulation unit value at end of period     $12.001           $9.711           $8.238           $9.006           $8.429
Number of accumulation units outstanding
 at end of period (in thousands)                 167              204              164               91               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.914          $13.513          $14.787          $13.854               $-
Accumulation unit value at end of period     $19.647          $15.914          $13.513          $14.787               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 142              143              126              127                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.549           $8.125           $8.909           $8.363               $-
Accumulation unit value at end of period     $11.766           $9.549           $8.125           $8.909               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 258              191              204              208                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.402          $13.131          $14.427          $13.570           $9.468
Accumulation unit value at end of period     $18.939          $15.402          $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 171              206              197              158              158


                                    APP I-17

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.307          $16.321          $19.041          $17.544          $11.894
Accumulation unit value at end of period     $23.012          $19.307          $16.321          $19.041          $17.544
Number of accumulation units outstanding
 at end of period (in thousands)                 179              133              114              100               52
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.543           $8.087           $9.458           $8.737           $5.934
Accumulation unit value at end of period     $11.345           $9.543           $8.087           $9.458           $8.737
Number of accumulation units outstanding
 at end of period (in thousands)                 148              176              136              100               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.545          $15.732          $18.418          $17.029          $11.575
Accumulation unit value at end of period     $22.026          $18.545          $15.732          $18.418          $17.029
Number of accumulation units outstanding
 at end of period (in thousands)                  86               87              109              103              104
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.383           $7.976           $9.356           $8.669               $-
Accumulation unit value at end of period     $11.123           $9.383           $7.976           $9.356               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 215              160              128               88                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.710          $15.084          $17.730          $16.460          $11.222
Accumulation unit value at end of period     $20.951          $17.710          $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 167              188              178              163              136
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.286           $8.852           $9.099           $8.043           $5.754
Accumulation unit value at end of period     $13.417          $10.286           $8.852           $9.099           $8.043
Number of accumulation units outstanding
 at end of period (in thousands)                 362              360              312              167              139
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.143           $8.751           $9.017           $7.991           $5.727
Accumulation unit value at end of period     $13.197          $10.143           $8.751           $9.017           $7.991
Number of accumulation units outstanding
 at end of period (in thousands)                 127              121              118               99               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.559          $10.846          $11.187           $9.923               $-
Accumulation unit value at end of period     $16.323          $12.559          $10.846          $11.187               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               35               65               61                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.974           $8.631           $8.920           $7.928               $-
Accumulation unit value at end of period     $12.938           $9.974           $8.631           $8.920               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 271              184              144              118                -


                                    APP I-18

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.233          $10.607          $10.984           $9.783           $7.038
Accumulation unit value at end of period     $15.837          $12.233          $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 206              261              274              285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.920           $9.116           $9.951               $-               $-
Accumulation unit value at end of period     $13.737          $10.920           $9.116               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               84               69                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.768           $9.011           $9.861               $-               $-
Accumulation unit value at end of period     $13.512          $10.768           $9.011               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               33               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.606          $11.397          $12.485               $-               $-
Accumulation unit value at end of period     $17.055          $13.606          $11.397               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  46               43               56                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.589           $8.887           $9.755               $-               $-
Accumulation unit value at end of period     $13.247          $10.589           $8.887               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  84               71               63                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.253          $11.146          $12.259               $-               $-
Accumulation unit value at end of period     $16.547          $13.253          $11.146               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 106              100              100                -                -
AMERICAN FUNDS THE BOND FUND OF AMERICA
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.819          $11.253          $10.654          $10.012           $8.750
Accumulation unit value at end of period     $11.490          $11.819          $11.253          $10.654          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  87              102               94               66               56
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.654           $8.179           $8.900           $8.009           $5.697
Accumulation unit value at end of period     $11.302          $11.654           $8.179           $8.900           $8.009
Number of accumulation units outstanding
 at end of period (in thousands)                  40               40                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.257          $11.711          $11.126          $10.492               $-
Accumulation unit value at end of period     $11.874          $12.257          $11.711          $11.126               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               32               44               62                -


                                    APP I-19

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.460          $10.972          $10.444           $9.869               $-
Accumulation unit value at end of period     $11.080          $11.460          $10.972          $10.444               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  76               73               78               73                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.939          $11.453          $10.925          $10.344           $9.091
Accumulation unit value at end of period     $11.520          $11.939          $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 154              173              187              202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.664          $12.261          $12.991          $11.662           $8.507
Accumulation unit value at end of period     $19.468          $14.664          $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 282              343              374              375              204
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.171           $8.526           $9.056           $8.150           $5.956
Accumulation unit value at end of period     $13.470          $10.171           $8.526           $9.056           $8.150
Number of accumulation units outstanding
 at end of period (in thousands)                 292              327              345              207               83
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.085          $11.818          $12.566          $11.320           $8.279
Accumulation unit value at end of period     $18.634          $14.085          $11.818          $12.566          $11.320
Number of accumulation units outstanding
 at end of period (in thousands)                 220              206              283              324              316
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.002           $8.409           $8.959           $8.086           $5.923
Accumulation unit value at end of period     $13.206          $10.002           $8.409           $8.959           $8.086
Number of accumulation units outstanding
 at end of period (in thousands)                 376              304              344              329              226
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.451          $11.332          $12.097          $10.941           $8.026
Accumulation unit value at end of period     $17.725          $13.451          $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 443              520              495              492              482
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.769           $9.699           $9.267               $-               $-
Accumulation unit value at end of period     $12.619          $10.769           $9.699               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 303              287              245                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.619           $9.588           $9.183               $-               $-
Accumulation unit value at end of period     $12.412          $10.619           $9.588               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 113              163              169                -                -


                                    APP I-20

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.818          $11.586          $11.107               $-               $-
Accumulation unit value at end of period     $14.967          $12.818          $11.586               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  43               36               50                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.442           $9.457           $9.084               $-               $-
Accumulation unit value at end of period     $12.168          $10.442           $9.457               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 136              104               88                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.486          $11.330          $10.906               $-               $-
Accumulation unit value at end of period     $14.521          $12.486          $11.330               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 154              164              175                -                -
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.792           $8.543           $8.771           $7.978           $5.879
Accumulation unit value at end of period     $12.855           $9.792           $8.543           $8.771           $7.978
Number of accumulation units outstanding
 at end of period (in thousands)                  69               89               79               69               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.656           $8.445           $8.692           $7.926           $5.851
Accumulation unit value at end of period     $12.645           $9.656           $8.445           $8.692           $7.926
Number of accumulation units outstanding
 at end of period (in thousands)                  66               41               52               52               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.497          $10.066          $10.371           $9.466               $-
Accumulation unit value at end of period     $15.041          $11.497          $10.066          $10.371               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  52               48               62               81                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.495           $8.329           $8.599           $7.864               $-
Accumulation unit value at end of period     $12.396           $9.495           $8.329           $8.599               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 105              102               92               68                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.199           $9.844          $10.183           $9.332           $6.915
Accumulation unit value at end of period     $14.593          $11.199           $9.844          $10.183           $9.332
Number of accumulation units outstanding
 at end of period (in thousands)                 174              180              156              143              129
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.024           $8.965           $9.579               $-               $-
Accumulation unit value at end of period     $15.681          $11.024           $8.965               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               27               30                -                -


                                    APP I-21

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.871           $8.862           $9.493               $-               $-
Accumulation unit value at end of period     $15.424          $10.871           $8.862               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.594          $11.093          $11.895               $-               $-
Accumulation unit value at end of period     $19.269          $13.594          $11.093               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.689           $8.740           $9.391               $-               $-
Accumulation unit value at end of period     $15.121          $10.689           $8.740               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               21               20                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.241          $10.849          $11.680               $-               $-
Accumulation unit value at end of period     $18.695          $13.241          $10.849               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               24                -                -
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.911           $8.887           $8.373               $-               $-
Accumulation unit value at end of period     $12.965           $9.911           $8.887               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               60               42                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.773           $8.785           $8.297               $-               $-
Accumulation unit value at end of period     $12.752           $9.773           $8.785               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14               47                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.892          $10.700          $10.116               $-               $-
Accumulation unit value at end of period     $15.501          $11.892          $10.700               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               32               38                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.610           $8.664           $8.208               $-               $-
Accumulation unit value at end of period     $12.502           $9.610           $8.664               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53               36               30                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.584          $10.465           $9.933               $-               $-
Accumulation unit value at end of period     $15.039          $11.584          $10.465               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  88               97               85                -                -


                                    APP I-22

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.314          $12.541          $12.537               $-               $-
Accumulation unit value at end of period     $18.728          $14.314          $12.541               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.213          $12.484          $12.511               $-               $-
Accumulation unit value at end of period     $18.549          $14.213          $12.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.172          $12.461          $12.500               $-               $-
Accumulation unit value at end of period     $18.478          $14.172          $12.461               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.092          $12.415          $12.479               $-               $-
Accumulation unit value at end of period     $18.337          $14.092          $12.415               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.012          $12.369          $12.458               $-               $-
Accumulation unit value at end of period     $18.196          $14.012          $12.369               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                3                -                -
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.220          $11.829          $11.737               $-               $-
Accumulation unit value at end of period     $15.378          $12.220          $11.829               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.133          $11.775          $11.712               $-               $-
Accumulation unit value at end of period     $15.231          $12.133          $11.775               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.099          $11.753          $11.702               $-               $-
Accumulation unit value at end of period     $15.173          $12.099          $11.753               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.030          $11.710          $11.683               $-               $-
Accumulation unit value at end of period     $15.056          $12.030          $11.710               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1                -                -


                                    APP I-23

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.962          $11.667          $11.663               $-               $-
Accumulation unit value at end of period     $14.941          $11.962          $11.667               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.475          $11.891          $11.422               $-               $-
Accumulation unit value at end of period     $17.947          $13.475          $11.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.380          $11.836          $11.398               $-               $-
Accumulation unit value at end of period     $17.775          $13.380          $11.836               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.342          $11.815          $11.388               $-               $-
Accumulation unit value at end of period     $17.707          $13.342          $11.815               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.266          $11.771          $11.369               $-               $-
Accumulation unit value at end of period     $17.571          $13.266          $11.771               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               14                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.191          $11.728          $11.350               $-               $-
Accumulation unit value at end of period     $17.437          $13.191          $11.728               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4                -                -
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.309          $17.034          $18.840               $-               $-
Accumulation unit value at end of period     $25.707          $19.309          $17.034               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.125          $16.914          $18.754               $-               $-
Accumulation unit value at end of period     $25.399          $19.125          $16.914               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.052          $16.866          $18.720               $-               $-
Accumulation unit value at end of period     $25.277          $19.052          $16.866               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -


                                    APP I-24

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.907          $16.771          $18.652               $-               $-
Accumulation unit value at end of period     $25.034          $18.907          $16.771               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.763          $16.677          $18.584               $-               $-
Accumulation unit value at end of period     $24.794          $18.763          $16.677               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                -                -
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.738          $18.622          $17.723               $-               $-
Accumulation unit value at end of period     $25.658          $20.738          $18.622               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               21               21                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.540          $18.491          $17.642               $-               $-
Accumulation unit value at end of period     $25.351          $20.540          $18.491               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.462          $18.439          $17.610               $-               $-
Accumulation unit value at end of period     $25.229          $20.462          $18.439               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.306          $18.335          $17.546               $-               $-
Accumulation unit value at end of period     $24.987          $20.306          $18.335               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.152          $18.232          $17.482               $-               $-
Accumulation unit value at end of period     $24.747          $20.152          $18.232               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               22               12                -                -
BLACKROCK FLEXIBLE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.660          $19.622          $20.883               $-               $-
Accumulation unit value at end of period     $26.668          $21.660          $19.622               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.454          $19.484          $20.788               $-               $-
Accumulation unit value at end of period     $26.348          $21.454          $19.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                -                -


                                    APP I-25

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.372          $19.429          $20.750               $-               $-
Accumulation unit value at end of period     $26.222          $21.372          $19.429               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.209          $19.320          $20.675               $-               $-
Accumulation unit value at end of period     $25.970          $21.209          $19.320               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.048          $19.211          $20.600               $-               $-
Accumulation unit value at end of period     $25.721          $21.048          $19.211               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.836          $11.726          $12.238          $11.197               $-
Accumulation unit value at end of period     $14.615          $12.836          $11.726          $12.238               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 140              211              156              188                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.743          $10.754          $11.252          $10.320               $-
Accumulation unit value at end of period     $13.337          $11.743          $10.754          $11.252               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               57               60               25                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.199          $13.017          $13.633          $12.517           $9.940
Accumulation unit value at end of period     $16.111          $14.199          $13.017          $13.633          $12.517
Number of accumulation units outstanding
 at end of period (in thousands)                  30               36               35               31               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.547          $10.606          $11.131          $10.240               $-
Accumulation unit value at end of period     $13.075          $11.547          $10.606          $11.131               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 131              100               77               59                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.832          $12.731          $13.388          $12.340           $9.830
Accumulation unit value at end of period     $15.631          $13.832          $12.731          $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                 117              128               98               62               43
BLACKROCK LARGE CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.910           $7.839           $7.881               $-               $-
Accumulation unit value at end of period     $11.833           $8.910           $7.839               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                4                -                -


                                    APP I-26

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.786           $7.750           $7.810               $-               $-
Accumulation unit value at end of period     $11.640           $8.786           $7.750               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.056           $9.761           $9.848               $-               $-
Accumulation unit value at end of period     $14.632          $11.056           $9.761               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.640           $7.643           $7.726               $-               $-
Accumulation unit value at end of period     $11.411           $8.640           $7.643               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.770           $9.547           $9.670               $-               $-
Accumulation unit value at end of period     $14.196          $10.770           $9.547               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                6                -                -
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.984           $9.751           $9.859               $-               $-
Accumulation unit value at end of period     $14.567          $10.984           $9.751               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               37               35                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.831           $9.640           $9.770               $-               $-
Accumulation unit value at end of period     $14.329          $10.831           $9.640               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               20               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.694          $12.200          $12.378               $-               $-
Accumulation unit value at end of period     $18.099          $13.694          $12.200               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.650           $9.507           $9.665               $-               $-
Accumulation unit value at end of period     $14.047          $10.650           $9.507               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.340          $11.932          $12.155               $-               $-
Accumulation unit value at end of period     $17.560          $13.340          $11.932               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14               20                -                -


                                    APP I-27

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
BLACKROCK MID-CAP GROWTH EQUITY
 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.760           $8.864          $10.000               $-               $-
Accumulation unit value at end of period     $14.251           $9.760           $8.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.724           $8.853          $10.000               $-               $-
Accumulation unit value at end of period     $14.162           $9.724           $8.853               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.709           $8.848          $10.000               $-               $-
Accumulation unit value at end of period     $14.127           $9.709           $8.848               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.680           $8.839          $10.000               $-               $-
Accumulation unit value at end of period     $14.056           $9.680           $8.839               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.651           $8.830          $10.000               $-               $-
Accumulation unit value at end of period     $13.986           $9.651           $8.830               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               12                -                -
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.958          $10.060          $10.201               $-               $-
Accumulation unit value at end of period     $15.792          $10.958          $10.060               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                9                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.573           $9.731           $9.892               $-               $-
Accumulation unit value at end of period     $15.199          $10.573           $9.731               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.704          $11.704          $11.910               $-               $-
Accumulation unit value at end of period     $18.245          $12.704          $11.704               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.396           $9.597           $9.786               $-               $-
Accumulation unit value at end of period     $14.900          $10.396           $9.597               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3                -                -


                                    APP I-28

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.376          $11.447          $11.695               $-               $-
Accumulation unit value at end of period     $17.702          $12.376          $11.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               10                -                -
BMO MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.773           $9.091           $9.805               $-               $-
Accumulation unit value at end of period     $14.845          $10.773           $9.091               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.006           $8.465           $9.153               $-               $-
Accumulation unit value at end of period     $13.754          $10.006           $8.465               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.684          $10.741          $11.626               $-               $-
Accumulation unit value at end of period     $17.417          $12.684          $10.741               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)              (0)               -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.840           $8.350           $9.055               $-               $-
Accumulation unit value at end of period     $13.485           $9.840           $8.350               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.356          $10.505          $11.416               $-               $-
Accumulation unit value at end of period     $16.899          $12.356          $10.505               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                -                -
CALAMOS GLOBAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.861          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.919          $10.861               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.835          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.856          $10.835               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.825          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.830          $10.825               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-29

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.804          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.780          $10.804               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.783          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.730          $10.783               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.114          $12.241          $11.650          $11.028           $9.981
Accumulation unit value at end of period     $12.708          $13.114          $12.241          $11.650          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                  28               45               42               14                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.815          $11.992          $11.441          $10.858               $-
Accumulation unit value at end of period     $12.387          $12.815          $11.992          $11.441               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               22               20               26                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.331          $12.487          $11.926          $11.329          $10.281
Accumulation unit value at end of period     $12.874          $13.331          $12.487          $11.926          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               19               13               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.601          $11.827          $11.318          $10.773               $-
Accumulation unit value at end of period     $12.144          $12.601          $11.827          $11.318               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               28               17               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987          $12.213          $11.711          $11.170          $10.166
Accumulation unit value at end of period     $12.491          $12.987          $12.213          $11.711          $11.170
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               44               37               23
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.135          $13.167          $13.536          $11.604           $8.277
Accumulation unit value at end of period     $19.641          $15.135          $13.167          $13.536          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  44               91               78               33               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.492          $10.023          $10.329           $8.878               $-
Accumulation unit value at end of period     $14.877          $11.492          $10.023          $10.329               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               42               26               41                -


                                    APP I-30

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.297          $12.482          $12.876          $11.078           $7.922
Accumulation unit value at end of period     $18.489          $14.297          $12.482          $12.876          $11.078
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16               46               40               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.300           $9.886          $10.218           $8.808               $-
Accumulation unit value at end of period     $14.585          $11.300           $9.886          $10.218               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               37               23               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.615          $11.057          $11.452           $9.892           $7.096
Accumulation unit value at end of period     $16.248          $12.615          $11.057          $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               66               48               26
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.004          $11.106          $10.875               $-               $-
Accumulation unit value at end of period     $11.855          $12.004          $11.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                6               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.865          $11.005          $10.803               $-               $-
Accumulation unit value at end of period     $11.688          $11.865          $11.005               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               20               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.809          $10.964          $10.774               $-               $-
Accumulation unit value at end of period     $11.622          $11.809          $10.964               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.700          $10.884          $10.717               $-               $-
Accumulation unit value at end of period     $11.491          $11.700          $10.884               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               16               16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.591          $10.805          $10.660               $-               $-
Accumulation unit value at end of period     $11.361          $11.591          $10.805               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35               37                -                -
CLEARBRIDGE AGGRESSIVE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.867           $9.216           $9.135               $-               $-
Accumulation unit value at end of period     $15.627          $10.867           $9.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -


                                    APP I-31

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.715           $9.110           $9.052               $-               $-
Accumulation unit value at end of period     $15.370          $10.715           $9.110               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.655           $9.068           $9.020               $-               $-
Accumulation unit value at end of period     $15.268          $10.655           $9.068               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.535           $8.984           $8.954               $-               $-
Accumulation unit value at end of period     $15.066          $10.535           $8.984               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.417           $8.901           $8.889               $-               $-
Accumulation unit value at end of period     $14.868          $10.417           $8.901               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.186           $9.735          $10.338               $-               $-
Accumulation unit value at end of period     $14.390          $11.186           $9.735               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.133           $9.714          $10.332               $-               $-
Accumulation unit value at end of period     $14.286          $11.133           $9.714               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.112           $9.705          $10.330               $-               $-
Accumulation unit value at end of period     $14.245          $11.112           $9.705               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.071           $9.688          $10.325               $-               $-
Accumulation unit value at end of period     $14.163          $11.071           $9.688               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.029           $9.671          $10.321               $-               $-
Accumulation unit value at end of period     $14.081          $11.029           $9.671               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -


                                    APP I-32

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.558          $19.178          $20.006               $-               $-
Accumulation unit value at end of period     $30.791          $22.558          $19.178               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.344          $19.043          $19.915               $-               $-
Accumulation unit value at end of period     $30.423          $22.344          $19.043               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.258          $18.989          $19.879               $-               $-
Accumulation unit value at end of period     $30.276          $22.258          $18.989               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.089          $18.882          $19.807               $-               $-
Accumulation unit value at end of period     $29.986          $22.089          $18.882               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.921          $18.776          $19.735               $-               $-
Accumulation unit value at end of period     $29.698          $21.921          $18.776               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
CLEARBRIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.656          $10.706          $10.698               $-               $-
Accumulation unit value at end of period     $18.269          $12.656          $10.706               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.479          $10.583          $10.601               $-               $-
Accumulation unit value at end of period     $17.969          $12.479          $10.583               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                8                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.409          $10.534          $10.563               $-               $-
Accumulation unit value at end of period     $17.850          $12.409          $10.534               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.270          $10.437          $10.486               $-               $-
Accumulation unit value at end of period     $17.614          $12.270          $10.437               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                -                -


                                    APP I-33

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.340          $10.410               $-               $-
Accumulation unit value at end of period     $17.382          $12.132          $10.340               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3                -                -
COLUMBIA ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.906          $21.282          $22.493               $-               $-
Accumulation unit value at end of period     $32.347          $24.906          $21.282               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.670          $21.132          $22.390               $-               $-
Accumulation unit value at end of period     $31.960          $24.670          $21.132               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.575          $21.073          $22.350               $-               $-
Accumulation unit value at end of period     $31.806          $24.575          $21.073               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.388          $20.954          $22.268               $-               $-
Accumulation unit value at end of period     $31.501          $24.388          $20.954               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.203          $20.836          $22.188               $-               $-
Accumulation unit value at end of period     $31.198          $24.203          $20.836               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9                5                -                -
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.835          $19.395          $19.726               $-               $-
Accumulation unit value at end of period     $30.767          $22.835          $19.395               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.618          $19.259          $19.637               $-               $-
Accumulation unit value at end of period     $30.399          $22.618          $19.259               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               16               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.532          $19.204          $19.601               $-               $-
Accumulation unit value at end of period     $30.253          $22.532          $19.204               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-34

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.360          $19.096          $19.530               $-               $-
Accumulation unit value at end of period     $29.962          $22.360          $19.096               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.190          $18.989          $19.459               $-               $-
Accumulation unit value at end of period     $29.675          $22.190          $18.989               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                0                -                -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.241           $8.091           $8.606               $-               $-
Accumulation unit value at end of period     $12.058           $9.241           $8.091               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.802           $7.726           $8.238               $-               $-
Accumulation unit value at end of period     $11.457           $8.802           $7.726               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               14                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.060           $7.961           $8.497               $-               $-
Accumulation unit value at end of period     $11.781           $9.060           $7.961               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.655           $7.620           $8.149               $-               $-
Accumulation unit value at end of period     $11.232           $8.655           $7.620               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.858           $7.814           $8.374               $-               $-
Accumulation unit value at end of period     $11.472           $8.858           $7.814               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.350          $17.397          $19.951               $-               $-
Accumulation unit value at end of period     $27.354          $19.350          $17.397               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.166          $17.275          $19.860               $-               $-
Accumulation unit value at end of period     $27.026          $19.166          $17.275               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-35

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.093          $17.226          $19.824               $-               $-
Accumulation unit value at end of period     $26.896          $19.093          $17.226               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.947          $17.129          $19.752               $-               $-
Accumulation unit value at end of period     $26.638          $18.947          $17.129               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.803          $17.033          $19.680               $-               $-
Accumulation unit value at end of period     $26.382          $18.803          $17.033               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                -                -
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.339           $9.253           $9.467               $-               $-
Accumulation unit value at end of period     $13.940          $10.339           $9.253               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.195           $9.147           $9.382               $-               $-
Accumulation unit value at end of period     $13.711          $10.195           $9.147               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.123          $10.888          $11.179               $-               $-
Accumulation unit value at end of period     $16.289          $12.123          $10.888               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.024           $9.021           $9.281               $-               $-
Accumulation unit value at end of period     $13.442          $10.024           $9.021               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.809          $10.649          $10.977               $-               $-
Accumulation unit value at end of period     $15.804          $11.809          $10.649               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               24               22                -                -
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.675           $8.347           $8.764               $-               $-
Accumulation unit value at end of period     $13.011           $9.675           $8.347               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               20               19                -                -


                                    APP I-36

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.540           $8.251           $8.685               $-               $-
Accumulation unit value at end of period     $12.797           $9.540           $8.251               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               13                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.486           $8.213           $8.654               $-               $-
Accumulation unit value at end of period     $12.713           $9.486           $8.213               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)               0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.381           $8.138           $8.592               $-               $-
Accumulation unit value at end of period     $12.546           $9.381           $8.138               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               35               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.276           $8.063           $8.530               $-               $-
Accumulation unit value at end of period     $12.381           $9.276           $8.063               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               27               22                -                -
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.864           $8.390           $9.207               $-               $-
Accumulation unit value at end of period     $13.260           $9.864           $8.390               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               10                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.518           $8.117           $8.930               $-               $-
Accumulation unit value at end of period     $12.764           $9.518           $8.117               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.670           $8.255           $9.091               $-               $-
Accumulation unit value at end of period     $12.955           $9.670           $8.255               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.359           $8.005           $8.833               $-               $-
Accumulation unit value at end of period     $12.513           $9.359           $8.005               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.455           $8.103           $8.959               $-               $-
Accumulation unit value at end of period     $12.615           $9.455           $8.103               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               19               18                -                -


                                    APP I-37

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.176           $9.616          $10.544               $-               $-
Accumulation unit value at end of period     $15.133          $11.176           $9.616               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.771           $9.290          $10.213               $-               $-
Accumulation unit value at end of period     $14.549          $10.771           $9.290               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.957           $9.460          $10.410               $-               $-
Accumulation unit value at end of period     $14.785          $10.957           $9.460               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.591           $9.163          $10.103               $-               $-
Accumulation unit value at end of period     $14.263          $10.591           $9.163               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.713           $9.286          $10.260               $-               $-
Accumulation unit value at end of period     $14.397          $10.713           $9.286               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.326          $11.527          $12.177          $10.615               $-
Accumulation unit value at end of period     $15.124          $12.326          $11.527          $12.177               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               19               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.154          $11.395          $12.068          $10.546               $-
Accumulation unit value at end of period     $14.876          $12.154          $11.395          $12.068               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.808          $14.836          $15.727          $13.758               $-
Accumulation unit value at end of period     $19.330          $15.808          $14.836          $15.727               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.951          $11.239          $11.938          $10.464               $-
Accumulation unit value at end of period     $14.585          $11.951          $11.239          $11.938               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                1                -


                                    APP I-38

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.399          $14.510          $15.444          $13.564           $9.575
Accumulation unit value at end of period     $18.755          $15.399          $14.510          $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                2                1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.886          $11.087          $11.988          $10.443               $-
Accumulation unit value at end of period     $14.947          $11.886          $11.087          $11.988               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.521          $10.774          $11.679          $10.199               $-
Accumulation unit value at end of period     $14.452          $11.521          $10.774          $11.679               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.653          $10.909          $11.836          $10.346               $-
Accumulation unit value at end of period     $14.603          $11.653          $10.909          $11.836               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.329          $10.627          $11.553          $10.119               $-
Accumulation unit value at end of period     $14.169          $11.329          $10.627          $11.553               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.393          $10.708          $11.665          $10.238           $7.018
Accumulation unit value at end of period     $14.220          $11.393          $10.708          $11.665          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                5                4                3
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.235          $21.017          $22.528               $-               $-
Accumulation unit value at end of period     $30.948          $23.235          $21.017               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $23.014          $20.869          $22.425               $-               $-
Accumulation unit value at end of period     $30.578          $23.014          $20.869               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.927          $20.810          $22.384               $-               $-
Accumulation unit value at end of period     $30.430          $22.927          $20.810               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-39

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.752          $20.693          $22.303               $-               $-
Accumulation unit value at end of period     $30.138          $22.752          $20.693               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.579          $20.577          $22.222               $-               $-
Accumulation unit value at end of period     $29.849          $22.579          $20.577               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
DAVIS FINANCIAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.318           $7.076           $7.817           $7.062           $4.431
Accumulation unit value at end of period     $10.880           $8.318           $7.076           $7.817           $7.062
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.203           $6.995           $7.746           $7.016               $-
Accumulation unit value at end of period     $10.702           $8.203           $6.995           $7.746               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.267           $8.764           $9.716           $8.808               $-
Accumulation unit value at end of period     $13.382          $10.267           $8.764           $9.716               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.066           $6.899           $7.663           $6.961               $-
Accumulation unit value at end of period     $10.492           $8.066           $6.899           $7.663               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.002           $8.572           $9.541           $8.684               $-
Accumulation unit value at end of period     $12.984          $10.002           $8.572           $9.541               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                5                5                -
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.982          $13.357          $14.099          $12.638           $8.618
Accumulation unit value at end of period     $20.060          $14.982          $13.357          $14.099          $12.638
Number of accumulation units outstanding
 at end of period (in thousands)                  24               46               65               45               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.855           $7.914           $8.374           $7.526           $5.141
Accumulation unit value at end of period     $11.826           $8.855           $7.914           $8.374           $7.526
Number of accumulation units outstanding
 at end of period (in thousands)                  61               56               46               60               31


                                    APP I-40

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.428          $12.909          $13.673          $12.300           $8.409
Accumulation unit value at end of period     $19.250          $14.428          $12.909          $13.673          $12.300
Number of accumulation units outstanding
 at end of period (in thousands)                  54               48               66               73               77
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.707           $7.805           $8.284           $7.467               $-
Accumulation unit value at end of period     $11.594           $8.707           $7.805           $8.284               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               24               37               49                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.820          $12.414          $13.202          $11.924           $8.176
Accumulation unit value at end of period     $18.366          $13.820          $12.414          $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  86               94               93               82               90
DELAWARE DIVERSIFIED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.601          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.404          $10.601               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.576          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.353          $10.576               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.565          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.332          $10.565               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.545          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.292          $10.545               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.525          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.251          $10.525               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -
DELAWARE EXTENDED DURATION BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.551          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.033          $11.551               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-41

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.523          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.979          $11.523               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.512          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.957          $11.512               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.490          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.914          $11.490               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.468          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.871          $11.468               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
DOMINI SOCIAL EQUITY FUND(R) -- INVESTOR
 CLASS
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.035          $10.864          $11.963               $-               $-
Accumulation unit value at end of period     $15.909          $12.035          $10.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.076           $9.118          $10.000               $-               $-
Accumulation unit value at end of period     $13.286          $10.076           $9.118               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.725          $10.621          $11.723               $-               $-
Accumulation unit value at end of period     $15.445          $11.725          $10.621               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.960          $10.856          $11.998               $-               $-
Accumulation unit value at end of period     $15.724          $11.960          $10.856               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.380          $10.350          $11.455               $-               $-
Accumulation unit value at end of period     $14.931          $11.380          $10.350               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -


                                    APP I-42

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.490          $12.105          $11.324          $10.737          $10.330
Accumulation unit value at end of period     $12.105          $12.490          $12.105          $11.324          $10.737
Number of accumulation units outstanding
 at end of period (in thousands)                  72               59               50               69                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.345          $11.994          $11.249          $10.692               $-
Accumulation unit value at end of period     $11.935          $12.345          $11.994          $11.249               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49               67               24               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.287          $11.951          $11.219          $10.674               $-
Accumulation unit value at end of period     $11.867          $12.287          $11.951          $11.219               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25                6                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.173          $11.863          $11.159          $10.638               $-
Accumulation unit value at end of period     $11.734          $12.173          $11.863          $11.159               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  63               37               19               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.060          $11.776          $11.099          $10.603          $10.259
Accumulation unit value at end of period     $11.601          $12.060          $11.776          $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  88               93               79               43               32
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.021          $12.881          $13.236          $10.556           $7.146
Accumulation unit value at end of period     $19.859          $15.021          $12.881          $13.236          $10.556
Number of accumulation units outstanding
 at end of period (in thousands)                  57               51               40               25               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.388          $10.650          $10.971           $8.771
Accumulation unit value at end of period     $16.337          $12.388          $10.650          $10.971
Number of accumulation units outstanding
 at end of period (in thousands)                  16               27               19               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.634          $12.593          $12.986          $10.392           $7.054
Accumulation unit value at end of period     $19.280          $14.634          $12.593          $12.986          $10.392
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13               12                7               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.216          $10.533          $10.884           $8.727               $-
Accumulation unit value at end of period     $16.062          $12.216          $10.533          $10.884               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               21               11                7                -


                                    APP I-43

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.204          $12.272          $12.706          $10.209           $6.950
Accumulation unit value at end of period     $18.638          $14.204          $12.272          $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  37               40               34               25               25
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.950           $9.532           $9.424           $8.267           $5.955
Accumulation unit value at end of period     $14.355          $10.950           $9.532           $9.424           $8.267
Number of accumulation units outstanding
 at end of period (in thousands)                 119              111              147              129               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.823           $9.444           $9.361           $8.233               $-
Accumulation unit value at end of period     $14.153          $10.823           $9.444           $9.361               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               39               22               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.772           $9.410           $9.336           $8.219           $5.936
Accumulation unit value at end of period     $14.073          $10.772           $9.410           $9.336           $8.219
Number of accumulation units outstanding
 at end of period (in thousands)                  40               26               14               21               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.672           $9.341           $9.286           $8.192           $5.925
Accumulation unit value at end of period     $13.915          $10.672           $9.341           $9.286           $8.192
Number of accumulation units outstanding
 at end of period (in thousands)                  73               50               26               19               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.573           $9.273           $9.237           $8.164           $5.914
Accumulation unit value at end of period     $13.758          $10.573           $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  95               99               85               52               40
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.319          $12.404          $12.365           $9.859           $6.680
Accumulation unit value at end of period     $20.055          $14.319          $12.404          $12.365           $9.859
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               26               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.839          $11.150          $11.143           $8.907               $-
Accumulation unit value at end of period     $17.938          $12.839          $11.150          $11.143               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9                4                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.950          $12.127          $12.131           $9.706           $6.593
Accumulation unit value at end of period     $19.470          $13.950          $12.127          $12.131           $9.706
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                8                7                4


                                    APP I-44

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.661          $11.028          $11.054           $8.862           $6.029
Accumulation unit value at end of period     $17.635          $12.661          $11.028          $11.054           $8.862
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                5                5                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.540          $11.818          $11.869           $9.535               $-
Accumulation unit value at end of period     $18.823          $13.540          $11.818          $11.869               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               24               18                -
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.599          $16.208          $17.183               $-               $-
Accumulation unit value at end of period     $24.795          $18.599          $16.208               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.422          $16.094          $17.105               $-               $-
Accumulation unit value at end of period     $24.498          $18.422          $16.094               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.352          $16.048          $17.074               $-               $-
Accumulation unit value at end of period     $24.380          $18.352          $16.048               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.212          $15.958          $17.012               $-               $-
Accumulation unit value at end of period     $24.146          $18.212          $15.958               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.074          $15.868          $16.950               $-               $-
Accumulation unit value at end of period     $23.915          $18.074          $15.868               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.926          $14.387          $15.038               $-               $-
Accumulation unit value at end of period     $15.963          $16.926          $14.387               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.765          $14.286          $14.970               $-               $-
Accumulation unit value at end of period     $15.771          $16.765          $14.286               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -


                                    APP I-45

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.701          $14.245          $14.943               $-               $-
Accumulation unit value at end of period     $15.695          $16.701          $14.245               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.574          $14.165          $14.888               $-               $-
Accumulation unit value at end of period     $15.545          $16.574          $14.165               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.448          $14.086          $14.834               $-               $-
Accumulation unit value at end of period     $15.395          $16.448          $14.086               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
DWS EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.460           $6.696           $6.886               $-               $-
Accumulation unit value at end of period      $9.427           $7.460           $6.696               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               20               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.356           $6.619           $6.824               $-               $-
Accumulation unit value at end of period      $9.272           $7.356           $6.619               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                5                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.166           $8.256           $8.520               $-               $-
Accumulation unit value at end of period     $11.542           $9.166           $8.256               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.233           $6.528           $6.751               $-               $-
Accumulation unit value at end of period      $9.090           $7.233           $6.528               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.929           $8.075           $8.367               $-               $-
Accumulation unit value at end of period     $11.199           $8.929           $8.075               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               15               15                -                -
DWS GLOBAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.879           $7.571           $8.956               $-               $-
Accumulation unit value at end of period     $11.119           $8.879           $7.571               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               11               21                -                -


                                    APP I-46

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.824           $6.688           $7.932               $-               $-
Accumulation unit value at end of period      $9.773           $7.824           $6.688               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.731           $9.182          $10.901               $-               $-
Accumulation unit value at end of period     $13.392          $10.731           $9.182               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.693           $6.596           $7.846               $-               $-
Accumulation unit value at end of period      $9.581           $7.693           $6.596               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454           $8.981          $10.704               $-               $-
Accumulation unit value at end of period     $12.993          $10.454           $8.981               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                -                -
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.267          $15.564          $15.439               $-               $-
Accumulation unit value at end of period     $20.782          $17.267          $15.564               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.103          $15.454          $15.369               $-               $-
Accumulation unit value at end of period     $20.533          $17.103          $15.454               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.038          $15.411          $15.341               $-               $-
Accumulation unit value at end of period     $20.434          $17.038          $15.411               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.908          $15.324          $15.285               $-               $-
Accumulation unit value at end of period     $20.238          $16.908          $15.324               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.779          $15.238          $15.229               $-               $-
Accumulation unit value at end of period     $20.044          $16.779          $15.238               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                0                -                -


                                    APP I-47

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.226          $12.604          $12.115               $-               $-
Accumulation unit value at end of period     $15.189          $14.226          $12.604               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.028          $12.460          $12.006               $-               $-
Accumulation unit value at end of period     $14.941          $14.028          $12.460               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.463          $13.748          $13.261               $-               $-
Accumulation unit value at end of period     $16.452          $15.463          $13.748               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.794          $12.289          $11.877               $-               $-
Accumulation unit value at end of period     $14.647          $13.794          $12.289               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               24               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064          $13.446          $13.022               $-               $-
Accumulation unit value at end of period     $15.963          $15.064          $13.446               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  47               59               44                -                -
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.073           $7.876           $8.287           $7.568               $-
Accumulation unit value at end of period     $11.677           $9.073           $7.876           $8.287               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48              112              200              172                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.947           $7.786           $8.213           $7.519               $-
Accumulation unit value at end of period     $11.486           $8.947           $7.786           $8.213               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               25               39               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.421           $9.949          $10.504           $9.627           $7.226
Accumulation unit value at end of period     $14.647          $11.421           $9.949          $10.504           $9.627
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               19               20               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.797           $7.679           $8.124           $7.460               $-
Accumulation unit value at end of period     $11.260           $8.797           $7.679           $8.124               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               29               39               32                -


                                    APP I-48

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.125           $9.731          $10.315           $9.491           $7.145
Accumulation unit value at end of period     $14.211          $11.125           $9.731          $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  67               82               76               74               64
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.123          $11.420          $10.957           $9.908           $8.618
Accumulation unit value at end of period     $18.876          $13.123          $11.420          $10.957           $9.908
Number of accumulation units outstanding
 at end of period (in thousands)                   1               13               11                6                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.940          $11.289          $10.858           $9.844               $-
Accumulation unit value at end of period     $18.566          $12.940          $11.289          $10.858               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.251          $13.318          $12.823          $11.637               $-
Accumulation unit value at end of period     $21.860          $15.251          $13.318          $12.823               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.724          $11.134          $10.741           $9.767           $8.530
Accumulation unit value at end of period     $18.202          $12.724          $11.134          $10.741           $9.767
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                4                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.856          $13.026          $12.591          $11.472          $10.035
Accumulation unit value at end of period     $21.210          $14.856          $13.026          $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                2                1
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.041          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.911          $11.041               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.015          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.838          $11.015               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.004          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.809          $11.004               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -


                                    APP I-49

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.983          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.751          $10.983               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.962          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.693          $10.962               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -                -                -
FEDERATED CLOVER SMALL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.882          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.237          $10.882               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.856          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.167          $10.856               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.139          $10.845               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.084          $10.824               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.803          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.029          $10.803               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.515           $8.152           $9.502           $8.042
Accumulation unit value at end of period     $13.305           $9.515           $8.152           $9.502
Number of accumulation units outstanding
 at end of period (in thousands)                  76              123              158               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.382           $8.059           $9.417           $7.990           $5.783
Accumulation unit value at end of period     $13.087           $9.382           $8.059           $9.417           $7.990
Number of accumulation units outstanding
 at end of period (in thousands)                  33               32               36               59               36


                                    APP I-50

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.776          $10.125          $11.843          $10.058               $-
Accumulation unit value at end of period     $16.410          $11.776          $10.125          $11.843               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               42               38               38                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.226           $7.948           $9.315           $7.927               $-
Accumulation unit value at end of period     $12.830           $9.226           $7.948           $9.315               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  62               35               46               39                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.471           $9.902          $11.629           $9.916           $7.204
Accumulation unit value at end of period     $15.921          $11.471           $9.902          $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  73               90               96              109               97
FEDERATED MDT MID CAP GROWTH STRATEGIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.124           $8.594           $8.960               $-               $-
Accumulation unit value at end of period     $12.722           $9.124           $8.594               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.997           $8.496           $8.879               $-               $-
Accumulation unit value at end of period     $12.514           $8.997           $8.496               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.169          $10.559          $11.046               $-               $-
Accumulation unit value at end of period     $15.520          $11.169          $10.559               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.847           $8.379           $8.784               $-               $-
Accumulation unit value at end of period     $12.268           $8.847           $8.379               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.880          $10.326          $10.846               $-               $-
Accumulation unit value at end of period     $15.058          $10.880          $10.326               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.535           $8.206           $9.252           $7.494               $-
Accumulation unit value at end of period     $14.270          $10.535           $8.206           $9.252               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  69               74               53               66                -


                                    APP I-51

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.061           $7.857           $8.880           $7.212               $-
Accumulation unit value at end of period     $13.594          $10.061           $7.857           $8.880               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               14               47               39                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.328           $8.074           $9.134           $7.425           $4.278
Accumulation unit value at end of period     $13.941          $10.328           $8.074           $9.134           $7.425
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               46               45               51
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.893           $7.749           $8.784           $7.155               $-
Accumulation unit value at end of period     $13.327           $9.893           $7.749           $8.784               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               24               17               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.098           $7.925           $9.002           $7.347           $4.246
Accumulation unit value at end of period     $13.576          $10.098           $7.925           $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               30               23               34
FIDELITY(R) ADVISOR STOCK SELECTOR ALL
 CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.888          $10.000           $9.464               $-               $-
Accumulation unit value at end of period     $14.438          $10.888           $8.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.875          $10.000           $9.163               $-               $-
Accumulation unit value at end of period     $14.385          $10.875           $8.561               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.870          $10.000           $9.344               $-               $-
Accumulation unit value at end of period     $14.364          $10.870           $8.721               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.860          $10.000           $9.064               $-               $-
Accumulation unit value at end of period     $14.322          $10.860           $8.443               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.850          $10.000           $9.208               $-               $-
Accumulation unit value at end of period     $14.280          $10.850           $8.560               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -


                                    APP I-52

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.330          $10.016          $10.003           $8.752           $6.059
Accumulation unit value at end of period     $14.587          $11.330          $10.016          $10.003           $8.752
Number of accumulation units outstanding
 at end of period (in thousands)                  51               45               38               23                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.173           $9.901           $9.913           $8.695           $6.031
Accumulation unit value at end of period     $14.348          $11.173           $9.901           $9.913           $8.695
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               16               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.745          $12.193          $12.220          $10.729               $-
Accumulation unit value at end of period     $17.634          $13.745          $12.193          $12.220               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53               53               36               33                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.986           $9.765           $9.807           $8.627               $-
Accumulation unit value at end of period     $14.067          $10.986           $9.765           $9.807               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18               19               30                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.390          $11.925          $12.000          $10.578           $7.364
Accumulation unit value at end of period     $17.110          $13.390          $11.925          $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                  30               29               21                9               20
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.317          $10.889          $10.643           $9.473               $-
Accumulation unit value at end of period     $13.999          $12.317          $10.889          $10.643               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99              131              106               88                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.534          $10.222          $10.016           $8.938           $6.338
Accumulation unit value at end of period     $13.077          $11.534          $10.222          $10.016           $8.938
Number of accumulation units outstanding
 at end of period (in thousands)                 116              128              143              112               77
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.915          $12.345          $12.108          $10.815           $7.675
Accumulation unit value at end of period     $15.761          $13.915          $12.345          $12.108          $10.815
Number of accumulation units outstanding
 at end of period (in thousands)                  28               37               29               47               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.341          $10.082           $9.908           $8.868           $6.303
Accumulation unit value at end of period     $12.820          $11.341          $10.082           $9.908           $8.868
Number of accumulation units outstanding
 at end of period (in thousands)                 155              120               88               51               16


                                    APP I-53

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.073          $11.889          $10.662           $7.589
Accumulation unit value at end of period     $15.291          $13.554          $12.073          $11.889          $10.662
Number of accumulation units outstanding
 at end of period (in thousands)                 142              148              184              209              163
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.902          $14.353          $14.973               $-               $-
Accumulation unit value at end of period     $22.656          $16.902          $14.353               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.812           $9.204           $9.626               $-               $-
Accumulation unit value at end of period     $14.457          $10.812           $9.204               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.425          $13.997          $14.653               $-               $-
Accumulation unit value at end of period     $21.940          $16.425          $13.997               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               15               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.631           $9.078           $9.522               $-               $-
Accumulation unit value at end of period     $14.173          $10.631           $9.078               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.896          $13.601          $14.295               $-               $-
Accumulation unit value at end of period     $21.149          $15.896          $13.601               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               27                -                -
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.173          $12.679          $12.413          $11.253
Accumulation unit value at end of period     $14.554          $14.173          $12.679          $12.413
Number of accumulation units outstanding
 at end of period (in thousands)                  60               90               76               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.976          $12.534          $12.301          $11.180           $9.208
Accumulation unit value at end of period     $14.315          $13.976          $12.534          $12.301          $11.180
Number of accumulation units outstanding
 at end of period (in thousands)                  32               21               11               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.157          $13.606          $13.367          $12.161               $-
Accumulation unit value at end of period     $15.509          $15.157          $13.606          $13.367               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                0                -


                                    APP I-54

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.743          $12.362          $12.169          $11.093               $-
Accumulation unit value at end of period     $14.034          $13.743          $12.362          $12.169               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               35               30                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.764          $13.307          $13.126          $11.988           $9.911
Accumulation unit value at end of period     $15.047          $14.764          $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               41               37               49
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.939          $11.111          $11.246          $10.276               $-
Accumulation unit value at end of period     $13.113          $11.939          $11.111          $11.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  90              105               93               86                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.918          $11.119          $11.283          $10.334               $-
Accumulation unit value at end of period     $13.057          $11.918          $11.119          $11.283               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               21                5                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.213          $12.339          $12.534          $11.492               $-
Accumulation unit value at end of period     $14.462          $13.213          $12.339          $12.534               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14                5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.576          $10.832          $11.025          $10.129               $-
Accumulation unit value at end of period     $12.645          $11.576          $10.832          $11.025               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               14               20               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.870          $12.068          $12.307          $11.329           $9.445
Accumulation unit value at end of period     $14.031          $12.870          $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  62               70               57               43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.029          $10.029          $10.407           $9.150               $-
Accumulation unit value at end of period     $13.277          $11.029          $10.029          $10.407               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 105              105               96              112                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.876           $9.915          $10.314           $9.091               $-
Accumulation unit value at end of period     $13.059          $10.876           $9.915          $10.314               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               36               17                4                -


                                    APP I-55

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.002          $11.865          $12.355          $10.901               $-
Accumulation unit value at end of period     $15.597          $13.002          $11.865          $12.355               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               13                2               27                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.694           $9.778          $10.203           $9.020               $-
Accumulation unit value at end of period     $12.803          $10.694           $9.778          $10.203               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  67               74               81               26                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.665          $11.604          $12.132          $10.747           $7.994
Accumulation unit value at end of period     $15.132          $12.665          $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  81               82               74               87               65
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.820          $10.864          $11.084           $9.949               $-
Accumulation unit value at end of period     $13.449          $11.820          $10.864          $11.084               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87               89               60               55                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.656          $10.740          $10.984           $9.884               $-
Accumulation unit value at end of period     $13.229          $11.656          $10.740          $10.984               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               86               37               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.431          $12.388          $12.683          $11.424               $-
Accumulation unit value at end of period     $15.229          $13.431          $12.388          $12.683               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               38                5               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.461          $10.592          $10.866           $9.807               $-
Accumulation unit value at end of period     $12.969          $11.461          $10.592          $10.866               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               79              128              110                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.083          $12.115          $12.453          $11.262           $8.936
Accumulation unit value at end of period     $14.775          $13.083          $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 123              131              145              127              132
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.755          $12.759          $12.151               $-               $-
Accumulation unit value at end of period     $13.553          $13.755          $12.759               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-56

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.564          $12.613          $12.041               $-               $-
Accumulation unit value at end of period     $13.331          $13.564          $12.613               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.295          $13.306          $12.716               $-               $-
Accumulation unit value at end of period     $14.036          $14.295          $13.306               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.338          $12.440          $11.912               $-               $-
Accumulation unit value at end of period     $13.069          $13.338          $12.440               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.925          $13.014          $12.487               $-               $-
Accumulation unit value at end of period     $13.618          $13.925          $13.014               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14               11                -                -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.649           $9.478          $10.160               $-               $-
Accumulation unit value at end of period     $10.359           $9.649           $9.478               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.603           $9.457          $10.154               $-               $-
Accumulation unit value at end of period     $10.285           $9.603           $9.457               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.585           $9.449          $10.152               $-               $-
Accumulation unit value at end of period     $10.255           $9.585           $9.449               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.549           $9.432          $10.148               $-               $-
Accumulation unit value at end of period     $10.196           $9.549           $9.432               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.513           $9.415          $10.143               $-               $-
Accumulation unit value at end of period     $10.137           $9.513           $9.415               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-57

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.931          $12.675          $11.963          $11.466               $-
Accumulation unit value at end of period     $12.545          $12.931          $12.675          $11.963               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3               15                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.751          $12.530          $11.856          $11.392               $-
Accumulation unit value at end of period     $12.339          $12.751          $12.530          $11.856               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14                9               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.200          $12.985          $12.299          $11.829               $-
Accumulation unit value at end of period     $12.761          $13.200          $12.985          $12.299               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.538          $12.358          $11.728          $11.303               $-
Accumulation unit value at end of period     $12.097          $12.538          $12.358          $11.728               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               11               13               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.858          $12.699          $12.076          $11.661          $11.422
Accumulation unit value at end of period     $12.381          $12.858          $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  25               37               30               30               26
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.356          $14.232          $13.989          $12.397               $-
Accumulation unit value at end of period     $17.497          $16.356          $14.232          $13.989               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41               30               22                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.451          $11.734          $11.563          $10.272           $7.228
Accumulation unit value at end of period     $14.353          $13.451          $11.734          $11.563          $10.272
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                8               14                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.907          $13.889          $13.700          $12.183               $-
Accumulation unit value at end of period     $16.956          $15.907          $13.889          $13.700               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               22               31               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.227          $11.573          $11.438          $10.192               $-
Accumulation unit value at end of period     $14.072          $13.227          $11.573          $11.438               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                7                6                -


                                    APP I-58

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.153          $13.284          $13.156          $11.746           $8.296
Accumulation unit value at end of period     $16.088          $15.153          $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               19               15                9
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.060           $7.638           $8.327               $-               $-
Accumulation unit value at end of period     $11.953           $9.060           $7.638               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.933           $7.550           $8.251               $-               $-
Accumulation unit value at end of period     $11.756           $8.933           $7.550               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               16               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.883           $7.515           $8.221               $-               $-
Accumulation unit value at end of period     $11.678           $8.883           $7.515               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.783           $7.446           $8.162               $-               $-
Accumulation unit value at end of period     $11.524           $8.783           $7.446               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.685           $7.377           $8.102               $-               $-
Accumulation unit value at end of period     $11.372           $8.685           $7.377               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               11                -                -
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.671          $17.601          $20.516               $-               $-
Accumulation unit value at end of period     $27.239          $20.671          $17.601               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               14               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.145           $8.660          $10.111               $-               $-
Accumulation unit value at end of period     $13.335          $10.145           $8.660               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.908          $17.010          $19.875               $-               $-
Accumulation unit value at end of period     $26.142          $19.908          $17.010               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               37               36                -                -


                                    APP I-59

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.976           $8.541           $9.992               $-               $-
Accumulation unit value at end of period     $13.073           $9.976           $8.541               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               32                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.070          $16.360          $19.166               $-               $-
Accumulation unit value at end of period     $24.942          $19.070          $16.360               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29               33                -                -
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.090           $9.580          $10.613               $-               $-
Accumulation unit value at end of period     $11.329          $11.090           $9.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.038           $9.559          $10.607               $-               $-
Accumulation unit value at end of period     $11.248          $11.038           $9.559               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.017           $9.550          $10.605               $-               $-
Accumulation unit value at end of period     $11.215          $11.017           $9.550               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.976           $9.533          $10.600               $-               $-
Accumulation unit value at end of period     $11.151          $10.976           $9.533               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.934           $9.516          $10.596               $-               $-
Accumulation unit value at end of period     $11.087          $10.934           $9.516               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.747          $10.171          $10.180           $8.127           $5.650
Accumulation unit value at end of period     $16.163          $11.747          $10.171          $10.180           $8.127
Number of accumulation units outstanding
 at end of period (in thousands)                  73               81               91               43               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.584          $10.055          $10.089           $8.075           $5.624
Accumulation unit value at end of period     $15.898          $11.584          $10.055          $10.089           $8.075
Number of accumulation units outstanding
 at end of period (in thousands)                  20               22               13               44               27


                                    APP I-60

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.553          $11.776          $11.827           $9.476           $6.605
Accumulation unit value at end of period     $18.582          $13.553          $11.776          $11.827           $9.476
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19               21               19               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.390           $9.917           $9.980           $8.012               $-
Accumulation unit value at end of period     $15.586          $11.390           $9.917           $9.980               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               27               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.517          $11.613           $9.341           $6.531
Accumulation unit value at end of period     $18.029          $13.202          $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  49               51               52               33               33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.781          $21.447          $22.515               $-               $-
Accumulation unit value at end of period     $34.770          $25.781          $21.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.536          $21.296          $22.413               $-               $-
Accumulation unit value at end of period     $34.353          $25.536          $21.296               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.439          $21.236          $22.372               $-               $-
Accumulation unit value at end of period     $34.188          $25.439          $21.236               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.245          $21.117          $22.290               $-               $-
Accumulation unit value at end of period     $33.860          $25.245          $21.117               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.053          $20.998          $22.209               $-               $-
Accumulation unit value at end of period     $33.535          $25.053          $20.998               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                9                -                -
INVESCO AMERICAN FRANCHISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.008           $8.886          $10.353               $-               $-
Accumulation unit value at end of period     $13.914          $10.008           $8.886               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29                1                -                -                -


                                    APP I-61

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.966           $8.870          $10.352               $-               $-
Accumulation unit value at end of period     $13.820           $9.966           $8.870               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.949           $8.864          $10.352               $-               $-
Accumulation unit value at end of period     $13.783           $9.949           $8.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.915           $8.851          $10.351               $-               $-
Accumulation unit value at end of period     $13.708           $9.915           $8.851               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.881           $8.838          $10.350               $-               $-
Accumulation unit value at end of period     $13.634           $9.881           $8.838               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
INVESCO AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.864          $22.214          $22.192               $-               $-
Accumulation unit value at end of period     $34.497          $25.864          $22.214               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.618          $22.058          $22.091               $-               $-
Accumulation unit value at end of period     $34.084          $25.618          $22.058               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.521          $21.995          $22.051               $-               $-
Accumulation unit value at end of period     $33.920          $25.521          $21.995               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.326          $21.872          $21.971               $-               $-
Accumulation unit value at end of period     $33.595          $25.326          $21.872               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.133          $21.749          $21.891               $-               $-
Accumulation unit value at end of period     $33.272          $25.133          $21.749               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -


                                    APP I-62

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.687          $12.414          $12.728          $11.065               $-
Accumulation unit value at end of period     $19.764          $14.687          $12.414          $12.728               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               17               17               50                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.725           $8.241           $8.469           $7.382               $-
Accumulation unit value at end of period     $13.054           $9.725           $8.241           $8.469               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               13                5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.114          $11.972          $12.317          $10.745               $-
Accumulation unit value at end of period     $18.926          $14.114          $11.972          $12.317               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               25               27               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.562           $8.127           $8.378           $7.324               $-
Accumulation unit value at end of period     $12.798           $9.562           $8.127           $8.378               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               27               33                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.486          $11.485          $11.863          $10.391           $7.246
Accumulation unit value at end of period     $18.012          $13.486          $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  29               41               40               53               44
INVESCO EQUITY AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.360          $15.456          $15.727          $14.063               $-
Accumulation unit value at end of period     $21.585          $17.360          $15.456          $15.727               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 251              318              323              289                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.783           $9.624           $9.817           $8.801               $-
Accumulation unit value at end of period     $13.374          $10.783           $9.624           $9.817               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35               28                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.865          $15.068          $15.386          $13.806               $-
Accumulation unit value at end of period     $20.896          $16.865          $15.068          $15.386               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  77              204              223              239                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.603           $9.492           $9.712           $8.732               $-
Accumulation unit value at end of period     $13.111          $10.603           $9.492           $9.712               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35               26               28               29                -


                                    APP I-63

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.000          $14.352          $14.714          $13.256          $10.189
Accumulation unit value at end of period     $19.746          $16.000          $14.352          $14.714          $13.256
Number of accumulation units outstanding
 at end of period (in thousands)                  93              109               99              106              104
INVESCO EUROPEAN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.247           $7.675           $8.126           $7.265               $-
Accumulation unit value at end of period     $11.367           $9.247           $7.675           $8.126               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               36               49               45                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.118           $7.587           $8.053           $7.218               $-
Accumulation unit value at end of period     $11.181           $9.118           $7.587           $8.053               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.473          $11.223          $11.923          $10.697               $-
Accumulation unit value at end of period     $16.505          $13.473          $11.223          $11.923               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.966           $7.483           $7.966           $7.162               $-
Accumulation unit value at end of period     $10.961           $8.966           $7.483           $7.966               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.125          $10.976          $11.708          $10.547           $7.071
Accumulation unit value at end of period     $16.013          $13.125          $10.976          $11.708          $10.547
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                5                5                8
INVESCO GROWTH AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.729           $8.533           $8.759               $-               $-
Accumulation unit value at end of period     $12.956           $9.729           $8.533               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               27               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.593           $8.436           $8.680               $-               $-
Accumulation unit value at end of period     $12.744           $9.593           $8.436               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               33               25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.758          $10.349          $10.660               $-               $-
Accumulation unit value at end of period     $15.604          $11.758          $10.349               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  70               57               42                -                -


                                    APP I-64

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.433           $8.320           $8.587               $-               $-
Accumulation unit value at end of period     $12.494           $9.433           $8.320               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.121          $10.467               $-               $-
Accumulation unit value at end of period     $15.139          $11.453          $10.121               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               42                -                -
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.656           $8.428           $9.112               $-               $-
Accumulation unit value at end of period     $11.404           $9.656           $8.428               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  64                5                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.522           $8.331           $9.030               $-               $-
Accumulation unit value at end of period     $11.217           $9.522           $8.331               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               10                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.567          $11.882          $12.891               $-               $-
Accumulation unit value at end of period     $15.966          $13.567          $11.882               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.363           $8.217           $8.932               $-               $-
Accumulation unit value at end of period     $10.997           $9.363           $8.217               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.216          $11.621          $12.659               $-               $-
Accumulation unit value at end of period     $15.491          $13.216          $11.621               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12                -                -
INVESCO MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.329          $10.187          $11.264               $-               $-
Accumulation unit value at end of period     $15.445          $11.329          $10.187               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.174          $10.073          $11.165               $-               $-
Accumulation unit value at end of period     $15.196          $11.174          $10.073               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16                3                -                -


                                    APP I-65

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.480          $12.163          $13.496               $-               $-
Accumulation unit value at end of period     $18.312          $13.480          $12.163               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16               25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.991           $9.938          $11.049               $-               $-
Accumulation unit value at end of period     $14.902          $10.991           $9.938               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                5               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.130          $11.896          $13.252               $-               $-
Accumulation unit value at end of period     $17.767          $13.130          $11.896               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               14                -                -
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $30.480          $26.283          $24.554          $20.096          $11.109
Accumulation unit value at end of period     $30.871          $30.480          $26.283          $24.554          $20.096
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               25               18               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.455           $9.038           $8.464           $6.945           $3.846
Accumulation unit value at end of period     $10.562          $10.455           $9.038           $8.464           $6.945
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               13               19               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $29.447          $25.481          $23.889          $19.620          $10.875
Accumulation unit value at end of period     $29.720          $29.447          $25.481          $23.889          $19.620
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17               22               22               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.280           $8.914           $8.373           $6.891               $-
Accumulation unit value at end of period     $10.355          $10.280           $8.914           $8.373               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               28               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.309          $24.595          $23.150          $19.090          $10.612
Accumulation unit value at end of period     $28.458          $28.309          $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25               30               20               19
INVESCO SMALL CAP DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.309           $9.734          $10.125           $8.212           $6.401
Accumulation unit value at end of period     $15.447          $11.309           $9.734          $10.125           $8.212
Number of accumulation units outstanding
 at end of period (in thousands)                  57               57               34               21               13


                                    APP I-66

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.152           $9.622          $10.034           $8.159           $6.371
Accumulation unit value at end of period     $15.194          $11.152           $9.622          $10.034           $8.159
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               21               20                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.975          $11.207          $11.697           $9.521           $7.441
Accumulation unit value at end of period     $17.660          $12.975          $11.207          $11.697           $9.521
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               11               15               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.966           $9.490           $9.926           $8.095               $-
Accumulation unit value at end of period     $14.896          $10.966           $9.490           $9.926               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               13                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.639          $10.960          $11.486           $9.386           $7.357
Accumulation unit value at end of period     $17.134          $12.639          $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  20               23               25               29               29
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.283           $9.990          $10.082           $7.880           $5.750
Accumulation unit value at end of period     $15.344          $11.283           $9.990          $10.082           $7.880
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16               14               10                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.126           $9.876           $9.991           $7.829           $5.723
Accumulation unit value at end of period     $15.093          $11.126           $9.876           $9.991           $7.829
Number of accumulation units outstanding
 at end of period (in thousands)                   7               16                7                6                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.430          $11.933          $12.085           $9.479               $-
Accumulation unit value at end of period     $18.201          $13.430          $11.933          $12.085               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.940           $9.740           $9.883           $7.768               $-
Accumulation unit value at end of period     $14.797          $10.940           $9.740           $9.883               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.082          $11.671          $11.866           $9.345           $6.857
Accumulation unit value at end of period     $17.659          $13.082          $11.671          $11.866           $9.345
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10                7                4


                                    APP I-67

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.698          $20.973          $21.350               $-               $-
Accumulation unit value at end of period     $34.381          $24.698          $20.973               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.463          $20.826          $21.253               $-               $-
Accumulation unit value at end of period     $33.969          $24.463          $20.826               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.369          $20.767          $21.214               $-               $-
Accumulation unit value at end of period     $33.806          $24.369          $20.767               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.184          $20.650          $21.137               $-               $-
Accumulation unit value at end of period     $33.481          $24.184          $20.650               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.000          $20.534          $21.060               $-               $-
Accumulation unit value at end of period     $33.160          $24.000          $20.534               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                -                -
INVESCO SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.744          $21.121          $23.122               $-               $-
Accumulation unit value at end of period     $36.954          $25.744          $21.121               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.500          $20.973          $23.017               $-               $-
Accumulation unit value at end of period     $36.511          $25.500          $20.973               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.402          $20.914          $22.975               $-               $-
Accumulation unit value at end of period     $36.336          $25.402          $20.914               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.209          $20.796          $22.892               $-               $-
Accumulation unit value at end of period     $35.987          $25.209          $20.796               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                2                -                -


                                    APP I-68

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.017          $20.679          $22.809               $-               $-
Accumulation unit value at end of period     $35.642          $25.017          $20.679               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3                -                -
INVESCO VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.761           $9.190          $10.280               $-               $-
Accumulation unit value at end of period     $14.189          $10.761           $9.190               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.715           $9.174          $10.279               $-               $-
Accumulation unit value at end of period     $14.093          $10.715           $9.174               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.697           $9.167          $10.279               $-               $-
Accumulation unit value at end of period     $14.055          $10.697           $9.167               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.660           $9.154          $10.278               $-               $-
Accumulation unit value at end of period     $13.979          $10.660           $9.154               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.624           $9.141          $10.277               $-               $-
Accumulation unit value at end of period     $13.903          $10.624           $9.141               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.754          $12.425          $13.524               $-               $-
Accumulation unit value at end of period     $18.250          $14.754          $12.425               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               18               16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.613          $12.337          $13.463               $-               $-
Accumulation unit value at end of period     $18.031          $14.613          $12.337               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               23               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.558          $12.302          $13.438               $-               $-
Accumulation unit value at end of period     $17.945          $14.558          $12.302               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-69

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.447          $12.233          $13.389               $-               $-
Accumulation unit value at end of period     $17.772          $14.447          $12.233               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                7                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.337          $12.164          $13.341               $-               $-
Accumulation unit value at end of period     $17.602          $14.337          $12.164               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               30               20                -                -
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.334           $7.335           $9.378           $8.042           $4.989
Accumulation unit value at end of period      $7.895           $7.334           $7.335           $9.378           $8.042
Number of accumulation units outstanding
 at end of period (in thousands)                  45               60               67               54               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.232           $7.251           $9.293           $7.990               $-
Accumulation unit value at end of period      $7.766           $7.232           $7.251           $9.293               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               16               27               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.185          $10.222          $13.114          $11.286               $-
Accumulation unit value at end of period     $10.926          $10.185          $10.222          $13.114               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               20               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.111           $7.151           $9.193           $7.927           $4.939
Accumulation unit value at end of period      $7.613           $7.111           $7.151           $9.193           $7.927
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               12               17               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.921           $9.997          $12.878          $11.126               $-
Accumulation unit value at end of period     $10.601           $9.921           $9.997          $12.878               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  59               56               60               41                -
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.647          $10.587          $10.426               $-               $-
Accumulation unit value at end of period     $15.721          $11.647          $10.587               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               45               40                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.484          $10.466          $10.332               $-               $-
Accumulation unit value at end of period     $15.464          $11.484          $10.466               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15               14                -                -


                                    APP I-70

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.291          $12.124          $11.982               $-               $-
Accumulation unit value at end of period     $17.879          $13.291          $12.124               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.293          $10.322          $10.221               $-               $-
Accumulation unit value at end of period     $15.160          $11.293          $10.322               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.947          $11.858          $11.766               $-               $-
Accumulation unit value at end of period     $17.347          $12.947          $11.858               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                -                -
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.358          $12.189          $12.777          $11.573               $-
Accumulation unit value at end of period     $23.239          $15.358          $12.189          $12.777               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                6                6                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.523          $11.555          $12.142          $11.026               $-
Accumulation unit value at end of period     $21.921          $14.523          $11.555          $12.142               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.057          $11.992          $12.615          $11.467               $-
Accumulation unit value at end of period     $22.705          $15.057          $11.992          $12.615               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.280          $11.396          $12.012          $10.940               $-
Accumulation unit value at end of period     $21.491          $14.280          $11.396          $12.012               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.721          $11.772          $12.432          $11.346           $8.375
Accumulation unit value at end of period     $22.110          $14.721          $11.772          $12.432          $11.346
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12               11                7                3
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.955          $12.446          $12.377               $-               $-
Accumulation unit value at end of period     $16.563          $13.955          $12.446               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                6                -                -


                                    APP I-71

                                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                           2013             2012             2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $13.834          $12.369          $12.331               $-               $-
Accumulation unit value at end of period              $16.378          $13.834          $12.369               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  16               18                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $13.786          $12.338          $12.313               $-               $-
Accumulation unit value at end of period              $16.305          $13.786          $12.338               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   3                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $13.690          $12.277          $12.276               $-               $-
Accumulation unit value at end of period              $16.159          $13.690          $12.277               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   0                -               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $13.595          $12.216          $12.239               $-               $-
Accumulation unit value at end of period              $16.014          $13.595          $12.216               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  12               13                7                -                -
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $18.132          $15.531          $15.945          $12.773               $-
Accumulation unit value at end of period              $23.511          $18.132          $15.531          $15.945               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  14               25               22               19                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $17.975          $15.435          $15.886          $12.758               $-
Accumulation unit value at end of period              $23.249          $17.975          $15.435          $15.886               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   2                1                6                5                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $17.912          $15.397          $15.862          $12.751          $10.000
Accumulation unit value at end of period              $23.145          $17.912          $15.397          $15.862          $12.751
Number of accumulation units outstanding at end
 of period (in thousands)                                   1                1                3                3                2
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $17.788          $15.320          $15.815          $12.739               $-
Accumulation unit value at end of period              $22.938          $17.788          $15.320          $15.815               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   5                2                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $17.664          $15.244          $15.768          $12.726               $-
Accumulation unit value at end of period              $22.733          $17.664          $15.244          $15.768               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   9               11                9                7                -


                                    APP I-72

                                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                           2013             2012             2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $17.600          $14.306          $15.513          $14.762          $10.352
Accumulation unit value at end of period              $23.069          $17.600          $14.306          $15.513          $14.762
Number of accumulation units outstanding at end
 of period (in thousands)                                 168              242              235              192              180
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $11.508           $9.378          $10.195           $9.725           $6.832
Accumulation unit value at end of period              $15.047          $11.508           $9.378          $10.195           $9.725
Number of accumulation units outstanding at end
 of period (in thousands)                                  15               18               31               58               34
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $16.891          $13.777          $14.993          $14.317               $-
Accumulation unit value at end of period              $22.062          $16.891          $13.777          $14.993               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  31               58               60               55                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $11.317           $9.249          $10.085           $9.650               $-
Accumulation unit value at end of period              $14.751          $11.317           $9.249          $10.085               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  24               20               19               18                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $17.705          $14.499          $15.842          $15.188               $-
Accumulation unit value at end of period              $23.033          $17.705          $14.499          $15.842               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  26               35               29               30                -
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $11.175          $10.019          $15.012          $12.681          $10.000
Accumulation unit value at end of period              $12.436          $11.175          $10.019          $15.012          $12.681
Number of accumulation units outstanding at end
 of period (in thousands)                                 162              189              211              191              132
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $11.078           $9.957          $14.956          $12.665               $-
Accumulation unit value at end of period              $12.297          $11.078           $9.957          $14.956               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  12               16               24               19                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $11.039           $9.932          $14.934          $12.659               $-
Accumulation unit value at end of period              $12.242          $11.039           $9.932          $14.934               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  12               80              113              103                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $10.963           $9.883          $14.889          $12.647               $-
Accumulation unit value at end of period              $12.133          $10.963           $9.883          $14.889               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  27               17               27                9                -


                                    APP I-73

                                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                           2013             2012             2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $10.886           $9.834          $14.845          $12.634               $-
Accumulation unit value at end of period              $12.024          $10.886           $9.834          $14.845               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  51               57               50               56                -
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $12.851          $12.321          $11.554               $-               $-
Accumulation unit value at end of period              $12.541          $12.851          $12.321               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $12.729          $12.235          $11.501               $-               $-
Accumulation unit value at end of period              $12.391          $12.729          $12.235               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  21               17               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $12.680          $12.200          $11.480               $-               $-
Accumulation unit value at end of period              $12.331          $12.680          $12.200               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $12.584          $12.132          $11.438               $-               $-
Accumulation unit value at end of period              $12.213          $12.584          $12.132               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   7                7                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $12.488          $12.063          $11.397               $-               $-
Accumulation unit value at end of period              $12.096          $12.488          $12.063               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   8                6                5                -                -
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $24.396          $20.819          $20.392               $-               $-
Accumulation unit value at end of period              $32.957          $24.396          $20.819               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   0                8                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $24.164          $20.673          $20.299               $-               $-
Accumulation unit value at end of period              $32.562          $24.164          $20.673               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   0                0                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $24.072          $20.615          $20.262               $-               $-
Accumulation unit value at end of period              $32.406          $24.072          $20.615               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   -                -                -                -                -


                                    APP I-74

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $23.889          $20.499          $20.188               $-               $-
Accumulation unit value at end of period     $32.095          $23.889          $20.499               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.707          $20.383          $20.115               $-               $-
Accumulation unit value at end of period     $31.787          $23.707          $20.383               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                -                -
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.682          $22.997          $23.958               $-               $-
Accumulation unit value at end of period     $37.781          $25.682          $22.997               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.438          $22.835          $23.850               $-               $-
Accumulation unit value at end of period     $37.329          $25.438          $22.835               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.341          $22.771          $23.806               $-               $-
Accumulation unit value at end of period     $37.149          $25.341          $22.771               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.148          $22.643          $23.720               $-               $-
Accumulation unit value at end of period     $36.793          $25.148          $22.643               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.956          $22.515          $23.633               $-               $-
Accumulation unit value at end of period     $36.440          $24.956          $22.515               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               10               10                -                -
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $26.224          $21.929          $22.991               $-               $-
Accumulation unit value at end of period     $35.529          $26.224          $21.929               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.974          $21.775          $22.887               $-               $-
Accumulation unit value at end of period     $35.103          $25.974          $21.775               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-75

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.875          $21.714          $22.845               $-               $-
Accumulation unit value at end of period     $34.935          $25.875          $21.714               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.678          $21.591          $22.762               $-               $-
Accumulation unit value at end of period     $34.599          $25.678          $21.591               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.483          $21.470          $22.679               $-               $-
Accumulation unit value at end of period     $34.267          $25.483          $21.470               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.915           $9.959          $10.324               $-               $-
Accumulation unit value at end of period     $11.692          $10.915           $9.959               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.864           $9.936          $10.319               $-               $-
Accumulation unit value at end of period     $11.608          $10.864           $9.936               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               29                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844           $9.928          $10.317               $-               $-
Accumulation unit value at end of period     $11.574          $10.844           $9.928               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.803           $9.910          $10.312               $-               $-
Accumulation unit value at end of period     $11.507          $10.803           $9.910               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -               21                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.762           $9.892          $10.308               $-               $-
Accumulation unit value at end of period     $11.441          $10.762           $9.892               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.984           $9.815          $10.386               $-               $-
Accumulation unit value at end of period     $12.040          $10.984           $9.815               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -


                                    APP I-76

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.932           $9.793          $10.381               $-               $-
Accumulation unit value at end of period     $11.954          $10.932           $9.793               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               23                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.911           $9.784          $10.378               $-               $-
Accumulation unit value at end of period     $11.919          $10.911           $9.784               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.870           $9.767          $10.374               $-               $-
Accumulation unit value at end of period     $11.851          $10.870           $9.767               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.829           $9.750          $10.369               $-               $-
Accumulation unit value at end of period     $11.782          $10.829           $9.750               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                0                -                -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.018           $9.689          $10.413               $-               $-
Accumulation unit value at end of period     $12.435          $11.018           $9.689               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.966           $9.668          $10.407               $-               $-
Accumulation unit value at end of period     $12.346          $10.966           $9.668               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.946           $9.659          $10.405               $-               $-
Accumulation unit value at end of period     $12.310          $10.946           $9.659               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.904           $9.642          $10.401               $-               $-
Accumulation unit value at end of period     $12.239          $10.904           $9.642               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.863           $9.625          $10.396               $-               $-
Accumulation unit value at end of period     $12.169          $10.863           $9.625               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                2                -                -


                                    APP I-77

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.941           $9.493          $10.446               $-               $-
Accumulation unit value at end of period     $12.721          $10.941           $9.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.890           $9.472          $10.440               $-               $-
Accumulation unit value at end of period     $12.629          $10.890           $9.472               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               20                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.869           $9.464          $10.438               $-               $-
Accumulation unit value at end of period     $12.593          $10.869           $9.464               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               26                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.828           $9.447          $10.434               $-               $-
Accumulation unit value at end of period     $12.520          $10.828           $9.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4               20                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.788           $9.430          $10.429               $-               $-
Accumulation unit value at end of period     $12.448          $10.788           $9.430               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               48                8                -                -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.845           $9.326          $10.470               $-               $-
Accumulation unit value at end of period     $12.915          $10.845           $9.326               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.794           $9.305          $10.465               $-               $-
Accumulation unit value at end of period     $12.822          $10.794           $9.305               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.774           $9.297          $10.462               $-               $-
Accumulation unit value at end of period     $12.785          $10.774           $9.297               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.733           $9.280          $10.458               $-               $-
Accumulation unit value at end of period     $12.711          $10.733           $9.280               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                5                -                -


                                    APP I-78

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.693           $9.264          $10.453               $-               $-
Accumulation unit value at end of period     $12.638          $10.693           $9.264               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                7                -                -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.823           $9.228          $10.490               $-               $-
Accumulation unit value at end of period     $13.124          $10.823           $9.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.772           $9.207          $10.485               $-               $-
Accumulation unit value at end of period     $13.029          $10.772           $9.207               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.752           $9.199          $10.483               $-               $-
Accumulation unit value at end of period     $12.992          $10.752           $9.199               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               16                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.711           $9.183          $10.478               $-               $-
Accumulation unit value at end of period     $12.917          $10.711           $9.183               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.671           $9.166          $10.474               $-               $-
Accumulation unit value at end of period     $12.842          $10.671           $9.166               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                5                -                -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.818           $9.219          $10.492               $-               $-
Accumulation unit value at end of period     $13.216          $10.818           $9.219               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.767           $9.198          $10.486               $-               $-
Accumulation unit value at end of period     $13.121          $10.767           $9.198               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.747           $9.190          $10.484               $-               $-
Accumulation unit value at end of period     $13.083          $10.747           $9.190               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4                -                -                -


                                    APP I-79

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.707           $9.174          $10.479               $-               $-
Accumulation unit value at end of period     $13.008          $10.707           $9.174               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.666           $9.157          $10.475               $-               $-
Accumulation unit value at end of period     $12.933          $10.666           $9.157               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1                1                -                -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.830           $9.214          $10.483               $-               $-
Accumulation unit value at end of period     $13.228          $10.830           $9.214               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.779           $9.194          $10.477               $-               $-
Accumulation unit value at end of period     $13.133          $10.779           $9.194               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.759           $9.186          $10.475               $-               $-
Accumulation unit value at end of period     $13.095          $10.759           $9.186               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.719           $9.169          $10.470               $-               $-
Accumulation unit value at end of period     $13.019          $10.719           $9.169               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.678           $9.153          $10.466               $-               $-
Accumulation unit value at end of period     $12.944          $10.678           $9.153               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                1                -                -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.821           $9.216          $10.485               $-               $-
Accumulation unit value at end of period     $13.217          $10.821           $9.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.770           $9.195          $10.479               $-               $-
Accumulation unit value at end of period     $13.122          $10.770           $9.195               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -


                                    APP I-80

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.750           $9.187          $10.477               $-               $-
Accumulation unit value at end of period     $13.084          $10.750           $9.187               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.709           $9.171          $10.473               $-               $-
Accumulation unit value at end of period     $13.009          $10.709           $9.171               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.669           $9.155          $10.468               $-               $-
Accumulation unit value at end of period     $12.934          $10.669           $9.155               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.603          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.951          $10.603               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.584          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.896          $10.584               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.577          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.873          $10.577               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.562          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.829          $10.562               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.546          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.785          $10.546               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.909           $9.968          $10.325               $-               $-
Accumulation unit value at end of period     $11.682          $10.909           $9.968               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-81

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.858           $9.946          $10.320               $-               $-
Accumulation unit value at end of period     $11.598          $10.858           $9.946               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.838           $9.937          $10.318               $-               $-
Accumulation unit value at end of period     $11.564          $10.838           $9.937               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.797           $9.919          $10.313               $-               $-
Accumulation unit value at end of period     $11.498          $10.797           $9.919               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.756           $9.902          $10.309               $-               $-
Accumulation unit value at end of period     $11.432          $10.756           $9.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               20                -                -
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $34.717          $30.328          $28.751               $-               $-
Accumulation unit value at end of period     $34.201          $34.717          $30.328               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $34.387          $30.115          $28.620               $-               $-
Accumulation unit value at end of period     $33.791          $34.387          $30.115               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $34.256          $30.030          $28.568               $-               $-
Accumulation unit value at end of period     $33.628          $34.256          $30.030               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $33.995          $29.861          $28.464               $-               $-
Accumulation unit value at end of period     $33.306          $33.995          $29.861               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $33.737          $29.693          $28.361               $-               $-
Accumulation unit value at end of period     $32.986          $33.737          $29.693               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                2                -                -


                                    APP I-82

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.786          $10.220          $10.616               $-               $-
Accumulation unit value at end of period     $16.198          $11.786          $10.220               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $6.436           $5.595           $5.826               $-               $-
Accumulation unit value at end of period      $8.823           $6.436           $5.595               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.377           $9.900          $10.319               $-               $-
Accumulation unit value at end of period     $15.582          $11.377           $9.900               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $6.328           $5.518           $5.763               $-               $-
Accumulation unit value at end of period      $8.650           $6.328           $5.518               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.927           $9.546           $9.991               $-               $-
Accumulation unit value at end of period     $14.905          $10.927           $9.546               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                -                -
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.346          $10.304          $10.226           $9.296               $-
Accumulation unit value at end of period     $12.357          $11.346          $10.304          $10.226               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 168              194              147              139                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.623           $9.671           $9.623           $8.769           $6.749
Accumulation unit value at end of period     $11.541          $10.623           $9.671           $9.623           $8.769
Number of accumulation units outstanding
 at end of period (in thousands)                  43               52               30               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.472          $11.366          $11.320          $10.326               $-
Accumulation unit value at end of period     $13.536          $12.472          $11.366          $11.320               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  66               62               50               85                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.446           $9.539           $9.519           $8.701               $-
Accumulation unit value at end of period     $11.315          $10.446           $9.539           $9.519               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87               63               69               68                -


                                    APP I-83

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.150          $11.116          $11.116          $10.181               $-
Accumulation unit value at end of period     $13.134          $12.150          $11.116          $11.116               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 183              234              213              165                -
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.769           $9.599           $9.732           $8.769               $-
Accumulation unit value at end of period     $12.156          $10.769           $9.599           $9.732               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 182              215              204              212                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.979           $8.917           $9.063           $8.187           $6.025
Accumulation unit value at end of period     $11.236           $9.979           $8.917           $9.063           $8.187
Number of accumulation units outstanding
 at end of period (in thousands)                  90              149               63               60                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.051          $10.780          $10.967           $9.917               $-
Accumulation unit value at end of period     $13.556          $12.051          $10.780          $10.967               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 178              137              128              186                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.813           $8.795           $8.966           $8.123               $-
Accumulation unit value at end of period     $11.016           $9.813           $8.795           $8.966               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 112              110               85               67                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.740          $10.543          $10.769           $9.777               $-
Accumulation unit value at end of period     $13.153          $11.740          $10.543          $10.769               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 220              203              152              115                -
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.269           $9.020           $9.312           $8.326               $-
Accumulation unit value at end of period     $11.924          $10.269           $9.020           $9.312               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 260              251              216              180                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.435           $8.309           $8.599           $7.708           $5.469
Accumulation unit value at end of period     $10.928           $9.435           $8.309           $8.599           $7.708
Number of accumulation units outstanding
 at end of period (in thousands)                  97               90               55               29                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.671          $10.288          $10.658           $9.563               $-
Accumulation unit value at end of period     $13.505          $11.671          $10.288          $10.658               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 116               89               79              159                -


                                    APP I-84

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.278           $8.195           $8.507           $7.648               $-
Accumulation unit value at end of period     $10.714           $9.278           $8.195           $8.507               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  82               64               34               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.369          $10.062          $10.466           $9.428               $-
Accumulation unit value at end of period     $13.103          $11.369          $10.062          $10.466               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 178              176              149              102                -
LIFEPATH 2055 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.220          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.476          $11.220               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.193          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.410          $11.193               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.182          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.383          $11.182               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.160          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.331          $11.160               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.139          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.278          $11.139               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
LIFEPATH(R) 2025 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.903          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.099          $10.903               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.877          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.039          $10.877               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-85

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.866          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.016          $10.866               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.968          $10.845               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.921          $10.824               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
LIFEPATH(R) 2035 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.031          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.631          $11.031               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.005          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.569          $11.005               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.994          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.545          $10.994               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.973          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.496          $10.973               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.952          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.446          $10.952               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
LIFEPATH(R) 2045 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.150          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.111          $11.150               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -


                                    APP I-86

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.123          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.046          $11.123               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.113          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.021          $11.113               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.091          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.970          $11.091               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.919          $11.070               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.145          $11.253          $10.917          $10.055               $-
Accumulation unit value at end of period     $12.801          $12.145          $11.253          $10.917               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               24               32               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.845          $11.003          $10.701           $9.881           $8.147
Accumulation unit value at end of period     $12.455          $11.845          $11.003          $10.701           $9.881
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8               12                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.174          $12.249          $11.925          $11.022               $-
Accumulation unit value at end of period     $13.838          $13.174          $12.249          $11.925               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               18               13               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.648          $10.852          $10.586           $9.804               $-
Accumulation unit value at end of period     $12.210          $11.648          $10.852          $10.586               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12               10                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.833          $11.981          $11.710          $10.866               $-
Accumulation unit value at end of period     $13.426          $12.833          $11.981          $11.710               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49               58               67               59                -


                                    APP I-87

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.103          $11.915          $11.797               $-               $-
Accumulation unit value at end of period     $16.524          $13.103          $11.915               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.010          $11.860          $11.772               $-               $-
Accumulation unit value at end of period     $16.366          $13.010          $11.860               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.973          $11.838          $11.762               $-               $-
Accumulation unit value at end of period     $16.303          $12.973          $11.838               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.900          $11.795          $11.743               $-               $-
Accumulation unit value at end of period     $16.178          $12.900          $11.795               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.826          $11.751          $11.723               $-               $-
Accumulation unit value at end of period     $16.054          $12.826          $11.751               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.327          $11.958          $12.998               $-               $-
Accumulation unit value at end of period     $17.716          $13.327          $11.958               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.232          $11.902          $12.959               $-               $-
Accumulation unit value at end of period     $17.547          $13.232          $11.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.195          $11.881          $12.944               $-               $-
Accumulation unit value at end of period     $17.479          $13.195          $11.881               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.120          $11.837          $12.914               $-               $-
Accumulation unit value at end of period     $17.345          $13.120          $11.837               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2                1                -                -


                                    APP I-88

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.045          $11.793          $12.883               $-               $-
Accumulation unit value at end of period     $17.213          $13.045          $11.793               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3                -                -
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.402          $16.162          $15.739               $-               $-
Accumulation unit value at end of period     $19.287          $18.402          $16.162               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.227          $16.048          $15.667               $-               $-
Accumulation unit value at end of period     $19.056          $18.227          $16.048               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.157          $16.003          $15.639               $-               $-
Accumulation unit value at end of period     $18.964          $18.157          $16.003               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.019          $15.913          $15.582               $-               $-
Accumulation unit value at end of period     $18.782          $18.019          $15.913               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.882          $15.823          $15.525               $-               $-
Accumulation unit value at end of period     $18.602          $17.882          $15.823               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               10                -                -
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.707           $7.550           $8.233               $-               $-
Accumulation unit value at end of period     $11.449           $8.707           $7.550               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.586           $7.464           $8.159               $-               $-
Accumulation unit value at end of period     $11.262           $8.586           $7.464               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               12                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.408           $9.057           $9.911               $-               $-
Accumulation unit value at end of period     $13.638          $10.408           $9.057               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                4                -                -


                                    APP I-89

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.442           $7.361           $8.071               $-               $-
Accumulation unit value at end of period     $11.041           $8.442           $7.361               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               26               30                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.139           $8.858           $9.732               $-               $-
Accumulation unit value at end of period     $13.233          $10.139           $8.858               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               25                -                -
LORD ABBETT BOND-DEBENTURE FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.953          $12.380          $11.979          $10.653               $-
Accumulation unit value at end of period     $14.965          $13.953          $12.380          $11.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                6                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.759          $12.238          $11.871          $10.584               $-
Accumulation unit value at end of period     $14.720          $13.759          $12.238          $11.871               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25                8                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.422          $13.731          $13.333          $11.899               $-
Accumulation unit value at end of period     $16.483          $15.422          $13.731          $13.333               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                4                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.529          $12.070          $11.743          $10.501           $8.002
Accumulation unit value at end of period     $14.431          $13.529          $12.070          $11.743          $10.501
Number of accumulation units outstanding
 at end of period (in thousands)                  42               25               33               29                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.023          $13.430          $13.092          $11.731           $8.953
Accumulation unit value at end of period     $15.993          $15.023          $13.430          $13.092          $11.731
Number of accumulation units outstanding
 at end of period (in thousands)                  38               51               56               47               39
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.406           $9.096           $9.974               $-               $-
Accumulation unit value at end of period     $12.989          $10.406           $9.096               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.264           $8.994           $9.887               $-               $-
Accumulation unit value at end of period     $12.781          $10.264           $8.994               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-90

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.207           $8.953           $9.852               $-               $-
Accumulation unit value at end of period     $12.698          $10.207           $8.953               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.096           $8.873           $9.784               $-               $-
Accumulation unit value at end of period     $12.535          $10.096           $8.873               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $8.793           $9.715               $-               $-
Accumulation unit value at end of period     $12.374           $9.985           $8.793               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11               10                -                -
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.743          $11.602          $11.857               $-               $-
Accumulation unit value at end of period     $19.932          $12.743          $11.602               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.569          $11.472          $11.753               $-               $-
Accumulation unit value at end of period     $19.610          $12.569          $11.472               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               15                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.500          $11.420          $11.712               $-               $-
Accumulation unit value at end of period     $19.483          $12.500          $11.420               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.363          $11.318          $11.630               $-               $-
Accumulation unit value at end of period     $19.231          $12.363          $11.318               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.228          $11.216          $11.549               $-               $-
Accumulation unit value at end of period     $18.982          $12.228          $11.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                8                -                -
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.477          $19.492          $20.390               $-               $-
Accumulation unit value at end of period     $29.197          $21.477          $19.492               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               24               15                -                -


                                    APP I-91

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $34.396          $31.295          $32.819               $-               $-
Accumulation unit value at end of period     $46.645          $34.396          $31.295               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7               10                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.981          $10.001          $10.499               $-               $-
Accumulation unit value at end of period     $14.877          $10.981          $10.001               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.065          $12.835          $13.501               $-               $-
Accumulation unit value at end of period     $19.016          $14.065          $12.835               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               39               35                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.861          $13.589          $14.322               $-               $-
Accumulation unit value at end of period     $20.053          $14.861          $13.589               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               43               42                -                -
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.199           $7.188           $8.230               $-               $-
Accumulation unit value at end of period      $9.977           $8.199           $7.188               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               24               21                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.085           $7.106           $8.156               $-               $-
Accumulation unit value at end of period      $9.814           $8.085           $7.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.036           $9.708          $11.155               $-               $-
Accumulation unit value at end of period     $13.382          $11.036           $9.708               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.950           $7.008           $8.068               $-               $-
Accumulation unit value at end of period      $9.621           $7.950           $7.008               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.751           $9.495          $10.953               $-               $-
Accumulation unit value at end of period     $12.984          $10.751           $9.495               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                4                -                -


                                    APP I-92

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MANAGERS CADENCE MID-CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.770           $9.043           $9.241               $-               $-
Accumulation unit value at end of period     $12.739           $9.770           $9.043               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.634           $8.940           $9.158               $-               $-
Accumulation unit value at end of period     $12.530           $9.634           $8.940               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.724          $10.890          $11.167               $-               $-
Accumulation unit value at end of period     $15.233          $11.724          $10.890               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.473           $8.817           $9.059               $-               $-
Accumulation unit value at end of period     $12.284           $9.473           $8.817               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.421          $10.651          $10.965               $-               $-
Accumulation unit value at end of period     $14.780          $11.421          $10.651               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                -                -
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.787          $17.529          $17.942               $-               $-
Accumulation unit value at end of period     $27.274          $20.787          $17.529               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.590          $17.406          $17.860               $-               $-
Accumulation unit value at end of period     $26.948          $20.590          $17.406               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.511          $17.357          $17.828               $-               $-
Accumulation unit value at end of period     $26.818          $20.511          $17.357               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.355          $17.259          $17.763               $-               $-
Accumulation unit value at end of period     $26.561          $20.355          $17.259               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                0                -                -


                                    APP I-93

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.200          $17.162          $17.698               $-               $-
Accumulation unit value at end of period     $26.306          $20.200          $17.162               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                4                -                -
MFS(R) CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.997          $13.781          $14.009               $-               $-
Accumulation unit value at end of period     $21.345          $15.997          $13.781               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.855          $13.694          $13.955               $-               $-
Accumulation unit value at end of period     $21.104          $15.855          $13.694               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.799          $13.659          $13.933               $-               $-
Accumulation unit value at end of period     $21.008          $15.799          $13.659               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.687          $13.589          $13.890               $-               $-
Accumulation unit value at end of period     $20.817          $15.687          $13.589               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.576          $13.520          $13.847               $-               $-
Accumulation unit value at end of period     $20.628          $15.576          $13.520               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.360          $12.168          $11.408          $10.961          $10.731
Accumulation unit value at end of period     $11.935          $12.360          $12.168          $11.408          $10.961
Number of accumulation units outstanding
 at end of period (in thousands)                  55               71               63               51               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.217          $12.057          $11.332          $10.915               $-
Accumulation unit value at end of period     $11.767          $12.217          $12.057          $11.332               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               23               19                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.160          $12.013          $11.302          $10.897          $10.696
Accumulation unit value at end of period     $11.701          $12.160          $12.013          $11.302          $10.897
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6               16               14               17


                                    APP I-94

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.047          $11.925          $11.242          $10.861          $10.677
Accumulation unit value at end of period     $11.569          $12.047          $11.925          $11.242          $10.861
Number of accumulation units outstanding
 at end of period (in thousands)                  48               36               23               21               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.935          $11.838          $11.182          $10.824          $10.657
Accumulation unit value at end of period     $11.438          $11.935          $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               64               48               46
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.069           $9.498          $10.000               $-               $-
Accumulation unit value at end of period     $15.013          $11.069           $9.498               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.028           $9.486          $10.000               $-               $-
Accumulation unit value at end of period     $14.920          $11.028           $9.486               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.011           $9.482          $10.000               $-               $-
Accumulation unit value at end of period     $14.882          $11.011           $9.482               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.978           $9.472          $10.000               $-               $-
Accumulation unit value at end of period     $14.808          $10.978           $9.472               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.945           $9.462          $10.000               $-               $-
Accumulation unit value at end of period     $14.734          $10.945           $9.462               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                -                -
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.123          $17.468          $17.900               $-               $-
Accumulation unit value at end of period     $25.502          $20.123          $17.468               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.932          $17.345          $17.819               $-               $-
Accumulation unit value at end of period     $25.197          $19.932          $17.345               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                3                -                -


                                    APP I-95

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.856          $17.296          $17.786               $-               $-
Accumulation unit value at end of period     $25.076          $19.856          $17.296               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.704          $17.199          $17.722               $-               $-
Accumulation unit value at end of period     $24.835          $19.704          $17.199               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.554          $17.102          $17.657               $-               $-
Accumulation unit value at end of period     $24.597          $19.554          $17.102               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2                -                -
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.108           $8.407          $10.665               $-               $-
Accumulation unit value at end of period     $14.167          $10.108           $8.407               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.061           $8.388          $10.659               $-               $-
Accumulation unit value at end of period     $14.065          $10.061           $8.388               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.042           $8.381          $10.657               $-               $-
Accumulation unit value at end of period     $14.024          $10.042           $8.381               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.004           $8.366          $10.652               $-               $-
Accumulation unit value at end of period     $13.943          $10.004           $8.366               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.966           $8.351          $10.648               $-               $-
Accumulation unit value at end of period     $13.863           $9.966           $8.351               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.938          $13.041          $12.321               $-               $-
Accumulation unit value at end of period     $13.710          $13.938          $13.041               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                0                -                -


                                    APP I-96

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.744          $12.892          $12.211               $-               $-
Accumulation unit value at end of period     $13.485          $13.744          $12.892               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.460          $13.577          $12.872               $-               $-
Accumulation unit value at end of period     $14.173          $14.460          $13.577               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.515          $12.715          $12.079               $-               $-
Accumulation unit value at end of period     $13.221          $13.515          $12.715               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.088          $13.281          $12.642               $-               $-
Accumulation unit value at end of period     $13.754          $14.088          $13.281               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                -                -
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.712           $7.505           $8.459           $7.664               $-
Accumulation unit value at end of period     $10.285           $8.712           $7.505           $8.459               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               17               15                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.611           $7.437           $8.402           $7.632           $5.163
Accumulation unit value at end of period     $10.140           $8.611           $7.437           $8.402           $7.632
Number of accumulation units outstanding
 at end of period (in thousands)                  33               63               26               19                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.571           $7.410           $8.380           $7.619               $-
Accumulation unit value at end of period     $10.083           $8.571           $7.410           $8.380               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.491           $7.355           $8.335           $7.594               $-
Accumulation unit value at end of period      $9.969           $8.491           $7.355           $8.335               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               35               11               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.412           $7.301           $8.291           $7.569           $5.140
Accumulation unit value at end of period      $9.857           $8.412           $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  66               60               49               26               21


                                    APP I-97

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.174          $22.144          $21.999               $-               $-
Accumulation unit value at end of period     $33.878          $25.174          $22.144               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.935          $21.988          $21.899               $-               $-
Accumulation unit value at end of period     $33.472          $24.935          $21.988               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.840          $21.926          $21.859               $-               $-
Accumulation unit value at end of period     $33.311          $24.840          $21.926               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.651          $21.802          $21.780               $-               $-
Accumulation unit value at end of period     $32.991          $24.651          $21.802               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.463          $21.680          $21.700               $-               $-
Accumulation unit value at end of period     $32.675          $24.463          $21.680               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.945           $9.881           $9.753           $8.904               $-
Accumulation unit value at end of period     $12.944          $10.945           $9.881           $9.753               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               13               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.792           $9.768           $9.665           $8.846               $-
Accumulation unit value at end of period     $12.732          $10.792           $9.768           $9.665               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                6                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.485          $11.312          $11.204          $10.264           $8.251
Accumulation unit value at end of period     $14.714          $12.485          $11.312          $11.204          $10.264
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2                1                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.612           $9.634           $9.561           $8.777           $7.066
Accumulation unit value at end of period     $12.482          $10.612           $9.634           $9.561           $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16                8                7                8


                                    APP I-98

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.165          $11.065          $11.004          $10.121           $8.160
Accumulation unit value at end of period     $14.279          $12.165          $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               28               21               19
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.789          $10.453           $9.856           $8.726           $6.116
Accumulation unit value at end of period     $14.098          $11.789          $10.453           $9.856           $8.726
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20               23               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.625          $10.333           $9.768           $8.669               $-
Accumulation unit value at end of period     $13.866          $11.625          $10.333           $9.768               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               32               21               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.885          $14.134          $13.374          $11.882               $-
Accumulation unit value at end of period     $18.929          $15.885          $14.134          $13.374               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               21               25               25                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.431          $10.191           $9.662           $8.602           $6.053
Accumulation unit value at end of period     $13.594          $11.431          $10.191           $9.662           $8.602
Number of accumulation units outstanding
 at end of period (in thousands)                   9               13                7                9                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.485          $13.833          $13.141          $11.722               $-
Accumulation unit value at end of period     $18.378          $15.485          $13.833          $13.141               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               31               19                -
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.214           $8.840           $8.902           $8.031               $-
Accumulation unit value at end of period     $13.772          $10.214           $8.840           $8.902               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               20               16               38                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.859           $8.554           $8.636           $7.810               $-
Accumulation unit value at end of period     $13.261           $9.859           $8.554           $8.636               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               26               14               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.014           $8.697           $8.789           $7.957           $5.925
Accumulation unit value at end of period     $13.455          $10.014           $8.697           $8.789           $7.957
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               33               29               35


                                    APP I-99

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.695           $8.437           $8.543           $7.749               $-
Accumulation unit value at end of period     $13.000           $9.695           $8.437           $8.543               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  58               40               24               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.791           $8.537           $8.662           $7.873           $5.880
Accumulation unit value at end of period     $13.102           $9.791           $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  48               58               52               35               21
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.179          $12.313          $12.505               $-               $-
Accumulation unit value at end of period     $18.817          $14.179          $12.313               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.983          $20.009          $20.372               $-               $-
Accumulation unit value at end of period     $30.426          $22.983          $20.009               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.813          $12.038          $12.268               $-               $-
Accumulation unit value at end of period     $18.268          $13.813          $12.038               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               28               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.721          $19.841          $20.261               $-               $-
Accumulation unit value at end of period     $29.989          $22.721          $19.841               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.542          $11.849          $12.124               $-               $-
Accumulation unit value at end of period     $17.839          $13.542          $11.849               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                -                -
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.177           $7.945           $8.189               $-               $-
Accumulation unit value at end of period     $11.752           $9.177           $7.945               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.194           $7.979           $8.245               $-               $-
Accumulation unit value at end of period     $11.744           $9.194           $7.979               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20                5                -                -


                                    APP I-100

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.812           $9.392           $9.716               $-               $-
Accumulation unit value at end of period     $13.797          $10.812           $9.392               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.514           $7.411           $7.682               $-               $-
Accumulation unit value at end of period     $10.843           $8.514           $7.411               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.532           $9.186           $9.540               $-               $-
Accumulation unit value at end of period     $13.386          $10.532           $9.186               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               33                -                -
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.407           $9.229           $9.561           $8.651           $7.089
Accumulation unit value at end of period     $12.972          $10.407           $9.229           $9.561           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                 155              256              217               53               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.262           $9.123           $9.475           $8.594           $7.056
Accumulation unit value at end of period     $12.759          $10.262           $9.123           $9.475           $8.594
Number of accumulation units outstanding
 at end of period (in thousands)                 101              103              111              128               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.874           $9.676          $10.060           $9.134           $7.505
Accumulation unit value at end of period     $13.506          $10.874           $9.676          $10.060           $9.134
Number of accumulation units outstanding
 at end of period (in thousands)                   2               10               30               23               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.091           $8.998           $9.373           $8.527           $7.017
Accumulation unit value at end of period     $12.509          $10.091           $8.998           $9.373           $8.527
Number of accumulation units outstanding
 at end of period (in thousands)                 153               99               56               31               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.673           $9.535           $9.953           $9.073           $7.477
Accumulation unit value at end of period     $13.203          $10.673           $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 171              214              221              197              159
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.214          $14.201          $14.532               $-               $-
Accumulation unit value at end of period     $20.609          $16.214          $14.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  62               77               73                -                -


                                    APP I-101

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.968           $7.874           $8.078               $-               $-
Accumulation unit value at end of period     $11.370           $8.968           $7.874               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.620          $13.728          $14.097               $-               $-
Accumulation unit value at end of period     $19.784          $15.620          $13.728               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49              109              108                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.818           $7.766           $7.991               $-               $-
Accumulation unit value at end of period     $11.147           $8.818           $7.766               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               19                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.944          $13.187          $13.596               $-               $-
Accumulation unit value at end of period     $18.853          $14.944          $13.187               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               45                -                -
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.785          $11.601          $12.031               $-               $-
Accumulation unit value at end of period     $17.539          $12.785          $11.601               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.694          $11.547          $12.005               $-               $-
Accumulation unit value at end of period     $17.371          $12.694          $11.547               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.658          $11.526          $11.995               $-               $-
Accumulation unit value at end of period     $17.304          $12.658          $11.526               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3               11                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.586          $11.483          $11.975               $-               $-
Accumulation unit value at end of period     $17.172          $12.586          $11.483               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.515          $11.441          $11.955               $-               $-
Accumulation unit value at end of period     $17.040          $12.515          $11.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4                -                -


                                    APP I-102

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.528           $9.142          $10.647               $-               $-
Accumulation unit value at end of period     $14.458          $10.528           $9.142               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.478           $9.121          $10.642               $-               $-
Accumulation unit value at end of period     $14.354          $10.478           $9.121               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.458           $9.113          $10.639               $-               $-
Accumulation unit value at end of period     $14.313          $10.458           $9.113               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.419           $9.097          $10.635               $-               $-
Accumulation unit value at end of period     $14.231          $10.419           $9.097               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.380           $9.081          $10.630               $-               $-
Accumulation unit value at end of period     $14.149          $10.380           $9.081               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.414           $8.281          $10.315               $-               $-
Accumulation unit value at end of period     $10.182           $8.414           $8.281               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.374           $8.262          $10.309               $-               $-
Accumulation unit value at end of period     $10.109           $8.374           $8.262               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.358           $8.255          $10.307               $-               $-
Accumulation unit value at end of period     $10.080           $8.358           $8.255               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.327           $8.240          $10.303               $-               $-
Accumulation unit value at end of period     $10.022           $8.327           $8.240               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                1                -                -


                                    APP I-103

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.295           $8.226          $10.298               $-               $-
Accumulation unit value at end of period      $9.964           $8.295           $8.226               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
OPPENHEIMER CAPITAL INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.611           $7.791           $7.514               $-               $-
Accumulation unit value at end of period      $9.356           $8.611           $7.791               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.492           $7.702           $7.446               $-               $-
Accumulation unit value at end of period      $9.203           $8.492           $7.702               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.250           $9.306           $9.007               $-               $-
Accumulation unit value at end of period     $11.098          $10.250           $9.306               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.350           $7.596           $7.366               $-               $-
Accumulation unit value at end of period      $9.022           $8.350           $7.596               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $9.102           $8.844               $-               $-
Accumulation unit value at end of period     $10.768           $9.985           $9.102               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)               0                0                -                -
OPPENHEIMER EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.249           $8.183           $8.470               $-               $-
Accumulation unit value at end of period     $11.954           $9.249           $8.183               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.120           $8.089           $8.394               $-               $-
Accumulation unit value at end of period     $11.758           $9.120           $8.089               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.617          $10.313          $10.713               $-               $-
Accumulation unit value at end of period     $14.962          $11.617          $10.313               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-104

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.968           $7.978           $8.303               $-               $-
Accumulation unit value at end of period     $11.527           $8.968           $7.978               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.317          $10.087          $10.519               $-               $-
Accumulation unit value at end of period     $14.517          $11.317          $10.087               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
OPPENHEIMER EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.309          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.812          $11.309               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.282          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.739          $11.282               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.271          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.710          $11.271               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.249          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.653          $11.249               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.228          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.595          $11.228               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.032          $15.840          $17.436               $-               $-
Accumulation unit value at end of period     $24.007          $19.032          $15.840               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 102               87               91                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.808           $8.183           $9.030               $-               $-
Accumulation unit value at end of period     $12.341           $9.808           $8.183               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -


                                    APP I-105

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.424          $15.388          $16.998               $-               $-
Accumulation unit value at end of period     $23.159          $18.424          $15.388               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               60               65                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.644           $8.071           $8.933               $-               $-
Accumulation unit value at end of period     $12.098           $9.644           $8.071               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.541          $14.710          $16.313               $-               $-
Accumulation unit value at end of period     $21.961          $17.541          $14.710               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               31               31                -                -
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.841          $12.243          $12.198               $-               $-
Accumulation unit value at end of period     $13.710          $13.841          $12.243               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.652          $12.106          $12.092               $-               $-
Accumulation unit value at end of period     $13.488          $13.652          $12.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.071          $13.379          $13.376               $-               $-
Accumulation unit value at end of period     $14.876          $15.071          $13.379               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.428          $11.944          $11.965               $-               $-
Accumulation unit value at end of period     $13.228          $13.428          $11.944               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               12                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.681          $13.084          $13.134               $-               $-
Accumulation unit value at end of period     $14.433          $14.681          $13.084               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               18               11                -                -
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.084          $14.472          $19.573          $12.732           $8.468
Accumulation unit value at end of period      $6.792          $13.084          $14.472          $19.573          $12.732
Number of accumulation units outstanding
 at end of period (in thousands)                  26               15               11                6                4


                                    APP I-106

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.902          $14.306          $19.397          $12.649               $-
Accumulation unit value at end of period      $6.681          $12.902          $14.306          $19.397               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               11               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.630          $21.789          $29.573          $19.304               $-
Accumulation unit value at end of period     $10.155          $19.630          $21.789          $29.573               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               18               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.686          $14.110          $19.189          $12.550           $8.382
Accumulation unit value at end of period      $6.550          $12.686          $14.110          $19.189          $12.550
Number of accumulation units outstanding
 at end of period (in thousands)                  23               25               22               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.123          $21.311          $29.040          $19.032          $12.729
Accumulation unit value at end of period      $9.853          $19.123          $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               30               22               18
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.051          $12.710          $12.809          $11.973          $10.172
Accumulation unit value at end of period     $13.359          $14.051          $12.710          $12.809          $11.973
Number of accumulation units outstanding
 at end of period (in thousands)                  75               88               93               77               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.855          $12.565          $12.694          $11.895               $-
Accumulation unit value at end of period     $13.140          $13.855          $12.565          $12.694               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  44               59               54               44                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.739          $14.287          $14.448          $13.552               $-
Accumulation unit value at end of period     $14.911          $15.739          $14.287          $14.448               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               37               47               44                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.624          $12.392          $12.557          $11.802               $-
Accumulation unit value at end of period     $12.882          $13.624          $12.392          $12.557               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  81               55               55               47                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.331          $13.972          $14.186          $13.360          $11.415
Accumulation unit value at end of period     $14.467          $15.331          $13.972          $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                  83              113              120              104               89


                                    APP I-107

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.834          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.651          $11.834               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.806          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.579          $11.806               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.794          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.551          $11.794               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.771          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.494          $11.771               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.749          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.437          $11.749               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.045           $8.301           $9.040               $-               $-
Accumulation unit value at end of period     $12.505          $10.045           $8.301               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.939           $8.234           $8.989               $-               $-
Accumulation unit value at end of period     $12.342           $9.939           $8.234               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               17               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.594          $12.102          $13.225               $-               $-
Accumulation unit value at end of period     $18.104          $14.594          $12.102               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.773           $8.121           $8.892               $-               $-
Accumulation unit value at end of period     $12.100           $9.773           $8.121               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                0                -                -


                                    APP I-108

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.216          $11.836          $12.987               $-               $-
Accumulation unit value at end of period     $17.565          $14.216          $11.836               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               14               11                -                -
OPPENHEIMER MAIN STREET FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.953           $8.582           $8.644               $-               $-
Accumulation unit value at end of period     $13.027           $9.953           $8.582               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.814           $8.484           $8.567               $-               $-
Accumulation unit value at end of period     $12.814           $9.814           $8.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.759           $8.445           $8.536               $-               $-
Accumulation unit value at end of period     $12.729           $9.759           $8.445               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.650           $8.367           $8.474               $-               $-
Accumulation unit value at end of period     $12.562           $9.650           $8.367               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.543           $8.291           $8.414               $-               $-
Accumulation unit value at end of period     $12.397           $9.543           $8.291               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12               10                -                -
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.896           $8.577           $8.880               $-               $-
Accumulation unit value at end of period     $12.722           $9.896           $8.577               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               29               32                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.759           $8.479           $8.801               $-               $-
Accumulation unit value at end of period     $12.514           $9.759           $8.479               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.187          $10.599          $11.013               $-               $-
Accumulation unit value at end of period     $15.612          $12.187          $10.599               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15                -                -                -


                                    APP I-109

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.596           $8.362           $8.706               $-               $-
Accumulation unit value at end of period     $12.268           $9.596           $8.362               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $10.366          $10.814               $-               $-
Accumulation unit value at end of period     $15.148          $11.872          $10.366               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               25                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.259           $8.830           $9.116               $-               $-
Accumulation unit value at end of period     $13.617          $10.259           $8.830               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               24               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.116           $8.729           $9.034               $-               $-
Accumulation unit value at end of period     $13.394          $10.116           $8.729               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               19               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.012          $10.375          $10.748               $-               $-
Accumulation unit value at end of period     $15.889          $12.012          $10.375               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.948           $8.609           $8.936               $-               $-
Accumulation unit value at end of period     $13.131           $9.948           $8.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               36               36                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.701          $10.147          $10.554               $-               $-
Accumulation unit value at end of period     $15.415          $11.701          $10.147               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               26               28                -                -
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.758           $9.349           $8.691           $6.868               $-
Accumulation unit value at end of period     $11.009          $10.758           $9.349           $8.691               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               16               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.523           $9.168           $8.543           $6.768           $3.540
Accumulation unit value at end of period     $10.741          $10.523           $9.168           $8.543           $6.768
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                1                1                0


                                    APP I-110

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.998           $8.719           $8.133           $6.450               $-
Accumulation unit value at end of period     $10.195           $9.998           $8.719           $8.133               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.347           $9.042           $8.451           $6.715               $-
Accumulation unit value at end of period     $10.530          $10.347           $9.042           $8.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.775           $8.559           $8.016           $6.382           $3.351
Accumulation unit value at end of period      $9.928           $9.775           $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13                9                9
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.027           $7.368           $8.008               $-               $-
Accumulation unit value at end of period     $11.003           $8.027           $7.368               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                9               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.159           $9.349          $10.185               $-               $-
Accumulation unit value at end of period     $13.891          $10.159           $9.349               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844           $9.989          $10.894               $-               $-
Accumulation unit value at end of period     $14.813          $10.844           $9.989               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.025           $9.253          $10.112               $-               $-
Accumulation unit value at end of period     $13.667          $10.025           $9.253               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.564           $9.770          $10.698               $-               $-
Accumulation unit value at end of period     $14.373          $10.564           $9.770               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               11                -                -
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.840          $13.560          $14.010               $-               $-
Accumulation unit value at end of period     $18.549          $14.840          $13.560               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                1                -                -


                                    APP I-111

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.712          $13.476          $13.958               $-               $-
Accumulation unit value at end of period     $18.342          $14.712          $13.476               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               12                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.660          $13.443          $13.937               $-               $-
Accumulation unit value at end of period     $18.260          $14.660          $13.443               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.558          $13.376          $13.896               $-               $-
Accumulation unit value at end of period     $18.097          $14.558          $13.376               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.457          $13.309          $13.855               $-               $-
Accumulation unit value at end of period     $17.935          $14.457          $13.309               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                4                -                -
PIMCO EMERGING MARKETS BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.352          $13.259          $12.537          $11.184               $-
Accumulation unit value at end of period     $14.208          $15.352          $13.259          $12.537               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               10               21               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.139          $13.107          $12.424          $11.111               $-
Accumulation unit value at end of period     $13.975          $15.139          $13.107          $12.424               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               24               22               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.039          $14.767          $14.012          $12.544               $-
Accumulation unit value at end of period     $15.714          $17.039          $14.767          $14.012               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               15               12                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.886          $12.927          $12.290          $11.025               $-
Accumulation unit value at end of period     $13.701          $14.886          $12.927          $12.290               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               20               14               28                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.599          $14.443          $13.759          $12.367           $9.900
Accumulation unit value at end of period     $15.246          $16.599          $14.443          $13.759          $12.367
Number of accumulation units outstanding
 at end of period (in thousands)                  10               16               19               19               27


                                    APP I-112

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.847          $15.559          $14.071          $13.008          $11.883
Accumulation unit value at end of period     $15.186          $16.847          $15.559          $14.071          $13.008
Number of accumulation units outstanding
 at end of period (in thousands)                 172              113               79               41               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.053          $13.936          $12.635          $11.709          $10.717
Accumulation unit value at end of period     $13.534          $15.053          $13.936          $12.635          $11.709
Number of accumulation units outstanding
 at end of period (in thousands)                  66               78               54               45               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.347          $15.149          $13.749          $12.754               $-
Accumulation unit value at end of period     $14.683          $16.347          $15.149          $13.749               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  55               56               56               78                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.802          $13.745          $12.499          $11.618          $10.658
Accumulation unit value at end of period     $13.269          $14.802          $13.745          $12.499          $11.618
Number of accumulation units outstanding
 at end of period (in thousands)                  87               62               37               33                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.792          $14.694          $13.389          $12.470          $11.457
Accumulation unit value at end of period     $14.128          $15.792          $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 131              143              127               83               69
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.329          $14.013          $13.574          $12.585          $11.313
Accumulation unit value at end of period     $14.901          $15.329          $14.013          $13.574          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                 364              522              505              357              141
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.116          $13.852          $13.452          $12.503          $11.260
Accumulation unit value at end of period     $14.657          $15.116          $13.852          $13.452          $12.503
Number of accumulation units outstanding
 at end of period (in thousands)                 207              276              172              124               53
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.609          $14.318          $13.918          $12.950          $11.671
Accumulation unit value at end of period     $15.120          $15.609          $14.318          $13.918          $12.950
Number of accumulation units outstanding
 at end of period (in thousands)                  70               67               72               70               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.864          $13.662          $13.307          $12.406               $-
Accumulation unit value at end of period     $14.370          $14.864          $13.662          $13.307               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 243              191              161              110                -


                                    APP I-113

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.205          $14.004          $13.667          $12.767          $11.541
Accumulation unit value at end of period     $14.671          $15.205          $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 311              380              316              224              192
PIMCO TOTAL RETURN III FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.793          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.490          $10.793               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.767          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.439          $10.767               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.756          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.418          $10.756               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               19                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.735          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.377          $10.735               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.715          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.337          $10.715               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.593           $7.757          $10.290           $8.903           $5.421
Accumulation unit value at end of period      $8.363           $8.593           $7.757          $10.290           $8.903
Number of accumulation units outstanding
 at end of period (in thousands)                  29               50               48               42                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.180           $7.402           $9.845           $8.539           $5.209
Accumulation unit value at end of period      $7.941           $8.180           $7.402           $9.845           $8.539
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16                5                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.425           $7.632          $10.160           $8.821           $5.385
Accumulation unit value at end of period      $8.171           $8.425           $7.632          $10.160           $8.821
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               32               31               13


                                    APP I-114

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.043           $7.301           $9.739           $8.472               $-
Accumulation unit value at end of period      $7.785           $8.043           $7.301           $9.739               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               28               28               25                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.237           $7.491          $10.013           $8.728           $5.344
Accumulation unit value at end of period      $7.956           $8.237           $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  35               40               50               36               34
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.626          $18.880          $17.833               $-               $-
Accumulation unit value at end of period     $26.452          $20.626          $18.880               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.430          $18.747          $17.752               $-               $-
Accumulation unit value at end of period     $26.135          $20.430          $18.747               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.352          $18.694          $17.720               $-               $-
Accumulation unit value at end of period     $26.010          $20.352          $18.694               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.197          $18.589          $17.655               $-               $-
Accumulation unit value at end of period     $25.760          $20.197          $18.589               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.043          $18.484          $17.591               $-               $-
Accumulation unit value at end of period     $25.513          $20.043          $18.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.262           $8.469           $8.920               $-               $-
Accumulation unit value at end of period     $12.262           $9.262           $8.469               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.133           $8.372           $8.840               $-               $-
Accumulation unit value at end of period     $12.061           $9.133           $8.372               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               10                -                -


                                    APP I-115

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.340          $10.406          $10.999               $-               $-
Accumulation unit value at end of period     $14.961          $11.340          $10.406               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                4                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.980           $8.257           $8.745               $-               $-
Accumulation unit value at end of period     $11.824           $8.980           $8.257               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               16                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.047          $10.177          $10.800               $-               $-
Accumulation unit value at end of period     $14.516          $11.047          $10.177               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               34               30                -                -
PIONEER HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.168          $12.377          $12.660          $10.819           $6.964
Accumulation unit value at end of period     $15.832          $14.168          $12.377          $12.660          $10.819
Number of accumulation units outstanding
 at end of period (in thousands)                  64              102               88               65               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.923          $11.319          $11.606           $9.944               $-
Accumulation unit value at end of period     $14.406          $12.923          $11.319          $11.606               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               22               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.161          $13.292          $13.643          $11.700               $-
Accumulation unit value at end of period     $16.883          $15.161          $13.292          $13.643               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5               13               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.708          $11.163          $11.481           $9.866               $-
Accumulation unit value at end of period     $14.123          $12.708          $11.163          $11.481               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.769          $13.000          $13.397          $11.535           $7.467
Accumulation unit value at end of period     $16.381          $14.769          $13.000          $13.397          $11.535
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13               21               19               35
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.106           $8.257           $8.832           $7.538               $-
Accumulation unit value at end of period     $12.044           $9.106           $8.257           $8.832               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               32               37               21                -


                                    APP I-116

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.979           $8.162           $8.752           $7.489           $5.538
Accumulation unit value at end of period     $11.847           $8.979           $8.162           $8.752           $7.489
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14                2                7                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.289          $10.273          $11.026           $9.444               $-
Accumulation unit value at end of period     $14.881          $11.289          $10.273          $11.026               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                9               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.829           $8.050           $8.658           $7.430           $5.507
Accumulation unit value at end of period     $11.614           $8.829           $8.050           $8.658           $7.430
Number of accumulation units outstanding
 at end of period (in thousands)                  13               19               31               24               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.997          $10.047          $10.827           $9.310           $6.910
Accumulation unit value at end of period     $14.437          $10.997          $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31               27               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.036          $20.941          $20.855               $-               $-
Accumulation unit value at end of period     $31.858          $23.036          $20.941               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.817          $20.794          $20.760               $-               $-
Accumulation unit value at end of period     $31.476          $22.817          $20.794               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.730          $20.735          $20.722               $-               $-
Accumulation unit value at end of period     $31.325          $22.730          $20.735               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.557          $20.618          $20.647               $-               $-
Accumulation unit value at end of period     $31.025          $22.557          $20.618               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.385          $20.502          $20.572               $-               $-
Accumulation unit value at end of period     $30.727          $22.385          $20.502               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                1                -                -


                                    APP I-117

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PIONEER SELECT MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.267          $12.506          $12.895               $-               $-
Accumulation unit value at end of period     $19.061          $13.267          $12.506               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.156          $12.432          $12.850               $-               $-
Accumulation unit value at end of period     $18.853          $13.156          $12.432               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.111          $12.402          $12.833               $-               $-
Accumulation unit value at end of period     $18.771          $13.111          $12.402               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.023          $12.343          $12.797               $-               $-
Accumulation unit value at end of period     $18.607          $13.023          $12.343               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.935          $12.284          $12.762               $-               $-
Accumulation unit value at end of period     $18.444          $12.935          $12.284               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                5                -                -
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.115          $13.654          $13.307          $11.978               $-
Accumulation unit value at end of period     $15.266          $15.115          $13.654          $13.307               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               22               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.749          $13.357          $13.050          $11.776               $-
Accumulation unit value at end of period     $14.859          $14.749          $13.357          $13.050               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13               10                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.570          $14.114          $13.804          $12.468           $9.818
Accumulation unit value at end of period     $15.670          $15.570          $14.114          $13.804          $12.468
Number of accumulation units outstanding
 at end of period (in thousands)                  10               15               26               20               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.503          $13.174          $12.910          $11.684               $-
Accumulation unit value at end of period     $14.568          $14.503          $13.174          $12.910               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15                4                4                -


                                    APP I-118

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.167          $13.803          $13.554          $12.292           $9.708
Accumulation unit value at end of period     $15.203          $15.167          $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  31               36               32               22               23
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.498          $18.236          $19.063               $-               $-
Accumulation unit value at end of period     $26.273          $20.498          $18.236               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.303          $18.107          $18.976               $-               $-
Accumulation unit value at end of period     $25.958          $20.303          $18.107               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.225          $18.056          $18.942               $-               $-
Accumulation unit value at end of period     $25.833          $20.225          $18.056               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.071          $17.955          $18.873               $-               $-
Accumulation unit value at end of period     $25.585          $20.071          $17.955               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.918          $17.854          $18.804               $-               $-
Accumulation unit value at end of period     $25.340          $19.918          $17.854               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                -                -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.577          $19.580          $19.272               $-               $-
Accumulation unit value at end of period     $28.682          $22.577          $19.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.363          $19.442          $19.184               $-               $-
Accumulation unit value at end of period     $28.338          $22.363          $19.442               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                9                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.277          $19.387          $19.149               $-               $-
Accumulation unit value at end of period     $28.202          $22.277          $19.387               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -


                                    APP I-119

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.108          $19.278          $19.080               $-               $-
Accumulation unit value at end of period     $27.931          $22.108          $19.278               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.939          $19.170          $19.010               $-               $-
Accumulation unit value at end of period     $27.663          $21.939          $19.170               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                -                -
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.254          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.106           $9.254               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.232          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.057           $9.232               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.223          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.037           $9.223               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.205          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.998           $9.205               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.187          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.958           $9.187               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.897           $9.202           $9.081               $-               $-
Accumulation unit value at end of period     $14.272          $10.897           $9.202               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.746           $9.097           $8.999               $-               $-
Accumulation unit value at end of period     $14.038          $10.746           $9.097               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                2                -                -


                                    APP I-120

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.503          $11.443          $11.332               $-               $-
Accumulation unit value at end of period     $17.623          $13.503          $11.443               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.566           $8.972           $8.902               $-               $-
Accumulation unit value at end of period     $13.763          $10.566           $8.972               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.153          $11.191          $11.126               $-               $-
Accumulation unit value at end of period     $17.098          $13.153          $11.191               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7                5                -                -
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.668          $12.807          $12.478               $-               $-
Accumulation unit value at end of period     $15.588          $14.668          $12.807               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               16                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.468          $12.663          $12.369               $-               $-
Accumulation unit value at end of period     $15.337          $14.468          $12.663               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2               11                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.018          $14.035          $13.722               $-               $-
Accumulation unit value at end of period     $16.964          $16.018          $14.035               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.230          $12.493          $12.239               $-               $-
Accumulation unit value at end of period     $15.040          $14.230          $12.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.603          $13.726          $13.474               $-               $-
Accumulation unit value at end of period     $16.458          $15.603          $13.726               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10                6                -                -
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.585           $7.061           $9.012               $-               $-
Accumulation unit value at end of period     $10.573           $8.585           $7.061               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                1                -                -                -


                                    APP I-121

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.465           $6.980           $8.931               $-               $-
Accumulation unit value at end of period     $10.400           $8.465           $6.980               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               14               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.418           $6.948           $8.899               $-               $-
Accumulation unit value at end of period     $10.331           $8.418           $6.948               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3               (0)              (0)               -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.324           $6.884           $8.835               $-               $-
Accumulation unit value at end of period     $10.196           $8.324           $6.884               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.231           $6.821           $8.771               $-               $-
Accumulation unit value at end of period     $10.062           $8.231           $6.821               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4                -                -
PUTNAM INVESTORS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.978           $7.741           $7.793               $-               $-
Accumulation unit value at end of period     $12.064           $8.978           $7.741               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.853           $7.653           $7.723               $-               $-
Accumulation unit value at end of period     $11.866           $8.853           $7.653               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.614           $9.183           $9.278               $-               $-
Accumulation unit value at end of period     $14.211          $10.614           $9.183               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.705           $7.547           $7.640               $-               $-
Accumulation unit value at end of period     $11.633           $8.705           $7.547               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.339           $8.981           $9.110               $-               $-
Accumulation unit value at end of period     $13.788          $10.339           $8.981               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-122

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.164           $8.058           $8.425               $-               $-
Accumulation unit value at end of period     $13.454           $9.164           $8.058               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                9                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.036           $7.966           $8.349               $-               $-
Accumulation unit value at end of period     $13.234           $9.036           $7.966               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.131           $9.822          $10.305               $-               $-
Accumulation unit value at end of period     $16.285          $11.131           $9.822               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.886           $7.856           $8.259               $-               $-
Accumulation unit value at end of period     $12.974           $8.886           $7.856               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.843           $9.606          $10.119               $-               $-
Accumulation unit value at end of period     $15.800          $10.843           $9.606               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                -                -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.876           $9.410          $10.356               $-               $-
Accumulation unit value at end of period     $14.485          $10.876           $9.410               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.825           $9.390          $10.351               $-               $-
Accumulation unit value at end of period     $14.381          $10.825           $9.390               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.804           $9.381          $10.349               $-               $-
Accumulation unit value at end of period     $14.339          $10.804           $9.381               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.763           $9.365          $10.344               $-               $-
Accumulation unit value at end of period     $14.257          $10.763           $9.365               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-123

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.723           $9.348          $10.340               $-               $-
Accumulation unit value at end of period     $14.175          $10.723           $9.348               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $26.099          $21.609          $23.489               $-               $-
Accumulation unit value at end of period     $33.990          $26.099          $21.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.851          $21.457          $23.382               $-               $-
Accumulation unit value at end of period     $33.582          $25.851          $21.457               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.752          $21.396          $23.340               $-               $-
Accumulation unit value at end of period     $33.421          $25.752          $21.396               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.556          $21.276          $23.255               $-               $-
Accumulation unit value at end of period     $33.100          $25.556          $21.276               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.362          $21.156          $23.170               $-               $-
Accumulation unit value at end of period     $32.783          $25.362          $21.156               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                -                -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.626          $21.249          $22.242               $-               $-
Accumulation unit value at end of period     $32.991          $24.626          $21.249               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.392          $21.100          $22.141               $-               $-
Accumulation unit value at end of period     $32.596          $24.392          $21.100               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               37               31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.299          $21.040          $22.101               $-               $-
Accumulation unit value at end of period     $32.439          $24.299          $21.040               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                5                -                -


                                    APP I-124

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.114          $20.922          $22.020               $-               $-
Accumulation unit value at end of period     $32.128          $24.114          $20.922               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.930          $20.804          $21.940               $-               $-
Accumulation unit value at end of period     $31.820          $23.930          $20.804               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5                -                -
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.970          $20.236          $20.747               $-               $-
Accumulation unit value at end of period     $30.215          $22.970          $20.236               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.752          $20.093          $20.652               $-               $-
Accumulation unit value at end of period     $29.853          $22.752          $20.093               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.665          $20.037          $20.615               $-               $-
Accumulation unit value at end of period     $29.710          $22.665          $20.037               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.492          $19.924          $20.540               $-               $-
Accumulation unit value at end of period     $29.424          $22.492          $19.924               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.321          $19.812          $20.465               $-               $-
Accumulation unit value at end of period     $29.142          $22.321          $19.812               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                2                -                -
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.896          $20.098          $21.846               $-               $-
Accumulation unit value at end of period     $27.789          $21.896          $20.098               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.688          $19.957          $21.747               $-               $-
Accumulation unit value at end of period     $27.456          $21.688          $19.957               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -


                                    APP I-125

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.605          $19.901          $21.708               $-               $-
Accumulation unit value at end of period     $27.324          $21.605          $19.901               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.441          $19.789          $21.629               $-               $-
Accumulation unit value at end of period     $27.061          $21.441          $19.789               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.277          $19.677          $21.550               $-               $-
Accumulation unit value at end of period     $26.802          $21.277          $19.677               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3                -                -
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.301          $16.376          $16.923               $-               $-
Accumulation unit value at end of period     $20.429          $18.301          $16.376               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.127          $16.261          $16.846               $-               $-
Accumulation unit value at end of period     $20.184          $18.127          $16.261               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.058          $16.215          $16.815               $-               $-
Accumulation unit value at end of period     $20.087          $18.058          $16.215               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.920          $16.124          $16.754               $-               $-
Accumulation unit value at end of period     $19.894          $17.920          $16.124               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.784          $16.033          $16.693               $-               $-
Accumulation unit value at end of period     $19.703          $17.784          $16.033               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                7                -                -
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.389          $14.263          $14.063               $-               $-
Accumulation unit value at end of period     $15.751          $15.389          $14.263               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-126

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.243          $14.163          $13.999               $-               $-
Accumulation unit value at end of period     $15.562          $15.243          $14.163               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.185          $14.123          $13.974               $-               $-
Accumulation unit value at end of period     $15.487          $15.185          $14.123               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.069          $14.043          $13.923               $-               $-
Accumulation unit value at end of period     $15.338          $15.069          $14.043               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.954          $13.964          $13.872               $-               $-
Accumulation unit value at end of period     $15.191          $14.954          $13.964               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.613          $18.032          $19.484               $-               $-
Accumulation unit value at end of period     $24.561          $20.613          $18.032               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.417          $17.905          $19.395               $-               $-
Accumulation unit value at end of period     $24.266          $20.417          $17.905               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.339          $17.854          $19.360               $-               $-
Accumulation unit value at end of period     $24.150          $20.339          $17.854               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.184          $17.754          $19.290               $-               $-
Accumulation unit value at end of period     $23.918          $20.184          $17.754               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.030          $17.654          $19.219               $-               $-
Accumulation unit value at end of period     $23.688          $20.030          $17.654               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-127

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.449          $17.215          $18.275               $-               $-
Accumulation unit value at end of period     $22.508          $19.449          $17.215               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.264          $17.094          $18.192               $-               $-
Accumulation unit value at end of period     $22.238          $19.264          $17.094               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.191          $17.045          $18.159               $-               $-
Accumulation unit value at end of period     $22.131          $19.191          $17.045               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.045          $16.949          $18.093               $-               $-
Accumulation unit value at end of period     $21.919          $19.045          $16.949               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.900          $16.854          $18.027               $-               $-
Accumulation unit value at end of period     $21.708          $18.900          $16.854               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                -                -
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.035          $15.496          $15.580               $-               $-
Accumulation unit value at end of period     $18.047          $17.035          $15.496               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.873          $15.387          $15.509               $-               $-
Accumulation unit value at end of period     $17.831          $16.873          $15.387               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.809          $15.344          $15.481               $-               $-
Accumulation unit value at end of period     $17.745          $16.809          $15.344               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.681          $15.257          $15.424               $-               $-
Accumulation unit value at end of period     $17.575          $16.681          $15.257               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15                -                -                -                -


                                    APP I-128

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.554          $15.171          $15.368               $-               $-
Accumulation unit value at end of period     $17.406          $16.554          $15.171               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                3                -                -
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.854           $8.492           $8.642               $-               $-
Accumulation unit value at end of period     $12.655           $9.854           $8.492               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               20               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.522           $8.227           $8.393               $-               $-
Accumulation unit value at end of period     $12.198           $9.522           $8.227               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  46               47               34                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.661           $8.355           $8.532               $-               $-
Accumulation unit value at end of period     $12.364           $9.661           $8.355               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.363           $8.114           $8.302               $-               $-
Accumulation unit value at end of period     $11.959           $9.363           $8.114               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               28               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.445           $8.201           $8.409               $-               $-
Accumulation unit value at end of period     $12.040           $9.445           $8.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               31                -                -
T. ROWE PRICE GROWTH STOCK FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.157           $9.475           $9.664           $8.348               $-
Accumulation unit value at end of period     $15.376          $11.157           $9.475           $9.664               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  89               43               31               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.780           $9.178           $9.384           $8.126           $5.788
Accumulation unit value at end of period     $14.819          $10.780           $9.178           $9.384           $8.126
Number of accumulation units outstanding
 at end of period (in thousands)                  50               77               48               29                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.939           $9.323           $9.541           $8.271               $-
Accumulation unit value at end of period     $15.022          $10.939           $9.323           $9.541               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               21                7               12                -


                                    APP I-129

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.600           $9.052           $9.283           $8.063               $-
Accumulation unit value at end of period     $14.528          $10.600           $9.052           $9.283               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               40               21               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.695           $9.151           $9.403           $8.184           $5.851
Accumulation unit value at end of period     $14.628          $10.695           $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  88               95               84               33               19
T. ROWE PRICE RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.672          $10.485          $10.536           $9.441           $7.160
Accumulation unit value at end of period     $12.933          $11.672          $10.485          $10.536           $9.441
Number of accumulation units outstanding
 at end of period (in thousands)                  17               38               31                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.536          $10.389          $10.466           $9.402           $7.144
Accumulation unit value at end of period     $12.751          $11.536          $10.389          $10.466           $9.402
Number of accumulation units outstanding
 at end of period (in thousands)                  21               12               10               12                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.483          $10.351          $10.438           $9.386           $7.137
Accumulation unit value at end of period     $12.679          $11.483          $10.351          $10.438           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)               0                0                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.376          $10.275          $10.382           $9.355               $-
Accumulation unit value at end of period     $12.536          $11.376          $10.275          $10.382               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               47               21               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.270          $10.200          $10.327           $9.324           $7.111
Accumulation unit value at end of period     $12.395          $11.270          $10.200          $10.327           $9.324
Number of accumulation units outstanding
 at end of period (in thousands)                  29               61               63               69               59
T. ROWE PRICE RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.500          $10.100          $10.327           $9.088           $6.527
Accumulation unit value at end of period     $13.444          $11.500          $10.100          $10.327           $9.088
Number of accumulation units outstanding
 at end of period (in thousands)                 129              270              187               82               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.367          $10.007          $10.258           $9.050           $6.512
Accumulation unit value at end of period     $13.255          $11.367          $10.007          $10.258           $9.050
Number of accumulation units outstanding
 at end of period (in thousands)                 105               92               87               60               24


                                    APP I-130

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.314           $9.971          $10.231           $9.035           $6.506
Accumulation unit value at end of period     $13.180          $11.314           $9.971          $10.231           $9.035
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                3                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.209           $9.898          $10.176           $9.005               $-
Accumulation unit value at end of period     $13.032          $11.209           $9.898          $10.176               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 156               96               63               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.105           $9.825          $10.122           $8.974           $6.482
Accumulation unit value at end of period     $12.885          $11.105           $9.825          $10.122           $8.974
Number of accumulation units outstanding
 at end of period (in thousands)                 169              214              224              202              159
T. ROWE PRICE RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.284           $9.752          $10.126           $8.816           $6.113
Accumulation unit value at end of period     $13.742          $11.284           $9.752          $10.126           $8.816
Number of accumulation units outstanding
 at end of period (in thousands)                  57              197              129               64               32
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.153           $9.663          $10.058           $8.780           $6.099
Accumulation unit value at end of period     $13.549          $11.153           $9.663          $10.058           $8.780
Number of accumulation units outstanding
 at end of period (in thousands)                  88               65               55               44                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.101           $9.628          $10.031           $8.765           $6.094
Accumulation unit value at end of period     $13.472          $11.101           $9.628          $10.031           $8.765
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                1                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.998           $9.557           $9.978           $8.736               $-
Accumulation unit value at end of period     $13.321          $10.998           $9.557           $9.978               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 106              100               76               61                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.896           $9.487           $9.925           $8.707           $6.071
Accumulation unit value at end of period     $13.171          $10.896           $9.487           $9.925           $8.707
Number of accumulation units outstanding
 at end of period (in thousands)                 115              133              131              106              125
T. ROWE PRICE RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.217           $9.636          $10.086           $8.745           $6.006
Accumulation unit value at end of period     $13.986          $11.217           $9.636          $10.086           $8.745
Number of accumulation units outstanding
 at end of period (in thousands)                  35               55               40               16                4


                                    APP I-131

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.087           $9.548          $10.019           $8.709           $5.992
Accumulation unit value at end of period     $13.789          $11.087           $9.548          $10.019           $8.709
Number of accumulation units outstanding
 at end of period (in thousands)                  41               27               17               15                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.036           $9.513           $9.993           $8.694           $5.987
Accumulation unit value at end of period     $13.712          $11.036           $9.513           $9.993           $8.694
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0               11                9                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.933           $9.443           $9.939           $8.665               $-
Accumulation unit value at end of period     $13.557          $10.933           $9.443           $9.939               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  74               56               51               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.831           $9.374           $9.886           $8.636           $5.965
Accumulation unit value at end of period     $13.404          $10.831           $9.374           $9.886           $8.636
Number of accumulation units outstanding
 at end of period (in thousands)                  98              101              104               96               78
T. ROWE PRICE RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.208           $9.629          $10.071           $8.740           $6.001
Accumulation unit value at end of period     $13.967          $11.208           $9.629          $10.071           $8.740
Number of accumulation units outstanding
 at end of period (in thousands)                   8               17               11                5                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.078           $9.541          $10.004           $8.703           $5.987
Accumulation unit value at end of period     $13.770          $11.078           $9.541          $10.004           $8.703
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                8                7                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.027           $9.506           $9.978           $8.689           $5.981
Accumulation unit value at end of period     $13.692          $11.027           $9.506           $9.978           $8.689
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.924           $9.437           $9.924           $8.660               $-
Accumulation unit value at end of period     $13.538          $10.924           $9.437           $9.924               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  74               62               51               36                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.823           $9.368           $9.872           $8.631           $5.959
Accumulation unit value at end of period     $13.385          $10.823           $9.368           $9.872           $8.631
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               16               12               17


                                    APP I-132

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.777          $10.807          $10.768           $9.877           $7.967
Accumulation unit value at end of period     $12.737          $11.777          $10.807          $10.768           $9.877
Number of accumulation units outstanding
 at end of period (in thousands)                   0                6                2                2                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.640          $10.708          $10.697           $9.836           $7.948
Accumulation unit value at end of period     $12.557          $11.640          $10.708          $10.697           $9.836
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.586          $10.669          $10.668           $9.820           $7.941
Accumulation unit value at end of period     $12.486          $11.586          $10.669          $10.668           $9.820
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)              (0)              (0)               0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.478          $10.591          $10.611           $9.787               $-
Accumulation unit value at end of period     $12.346          $11.478          $10.591          $10.611               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.371          $10.513          $10.555           $9.754           $7.912
Accumulation unit value at end of period     $12.206          $11.371          $10.513          $10.555           $9.754
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13               17               12               15
TEMPLETON DEVELOPING MARKETS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.097           $8.970          $10.713               $-               $-
Accumulation unit value at end of period      $9.919          $10.097           $8.970               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               35               40                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.956           $8.867          $10.617               $-               $-
Accumulation unit value at end of period      $9.757           $9.956           $8.867               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                5                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.650          $13.061          $15.653               $-               $-
Accumulation unit value at end of period     $14.342          $14.650          $13.061               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               21               16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.790           $8.746          $10.502               $-               $-
Accumulation unit value at end of period      $9.565           $9.790           $8.746               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               23               17                -                -


                                    APP I-133

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.271          $12.774          $15.371               $-               $-
Accumulation unit value at end of period     $13.915          $14.271          $12.774               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               25               27                -                -
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.995          $16.103          $18.540               $-               $-
Accumulation unit value at end of period     $24.036          $18.995          $16.103               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  54              576              584                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.340           $7.937           $9.162               $-               $-
Accumulation unit value at end of period     $11.789           $9.340           $7.937               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.666          $15.879          $18.347               $-               $-
Accumulation unit value at end of period     $23.537          $18.666          $15.879               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  43               64               57                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.184           $7.828           $9.063               $-               $-
Accumulation unit value at end of period     $11.557           $9.184           $7.828               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               21                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.507          $14.953          $17.346               $-               $-
Accumulation unit value at end of period     $21.987          $17.507          $14.953               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               29                -                -
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.494          $14.314          $14.736               $-               $-
Accumulation unit value at end of period     $16.776          $16.494          $14.314               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               24               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.269          $14.154          $14.607               $-               $-
Accumulation unit value at end of period     $16.506          $16.269          $14.154               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               31               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.069          $15.736          $16.256               $-               $-
Accumulation unit value at end of period     $18.314          $18.069          $15.736               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               10               23                -                -


                                    APP I-134

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.002          $13.964          $14.454               $-               $-
Accumulation unit value at end of period     $16.186          $16.002          $13.964               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               20               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.601          $15.389          $15.962               $-               $-
Accumulation unit value at end of period     $17.768          $17.601          $15.389               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99              101               73                -                -
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.946          $15.573          $17.484               $-               $-
Accumulation unit value at end of period     $23.707          $18.946          $15.573               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.766          $15.464          $17.404               $-               $-
Accumulation unit value at end of period     $23.423          $18.766          $15.464               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.694          $15.420          $17.373               $-               $-
Accumulation unit value at end of period     $23.310          $18.694          $15.420               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.552          $15.333          $17.309               $-               $-
Accumulation unit value at end of period     $23.086          $18.552          $15.333               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.411          $15.247          $17.246               $-               $-
Accumulation unit value at end of period     $22.865          $18.411          $15.247               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                -                -
TEMPLETON GROWTH FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.774          $11.390          $12.228               $-               $-
Accumulation unit value at end of period     $17.838          $13.774          $11.390               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               16               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.280           $6.864           $7.388               $-               $-
Accumulation unit value at end of period     $10.697           $8.280           $6.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               42               28                -                -


                                    APP I-135

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.364          $11.089          $11.947               $-               $-
Accumulation unit value at end of period     $17.247          $13.364          $11.089               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               27               26                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.142           $6.770           $7.308               $-               $-
Accumulation unit value at end of period     $10.487           $8.142           $6.770               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35               25               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.911          $10.756          $11.634               $-               $-
Accumulation unit value at end of period     $16.595          $12.911          $10.756               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               22               23                -                -
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.602          $10.408          $10.593               $-               $-
Accumulation unit value at end of period     $12.650          $11.602          $10.408               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               23               20                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.783          $15.992          $16.318               $-               $-
Accumulation unit value at end of period     $19.341          $17.783          $15.992               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19               45                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.371          $10.236          $10.455               $-               $-
Accumulation unit value at end of period     $12.355          $11.371          $10.236               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               13               10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.580          $15.857          $16.229               $-               $-
Accumulation unit value at end of period     $19.063          $17.580          $15.857               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.112          $10.043          $10.299               $-               $-
Accumulation unit value at end of period     $12.025          $11.112          $10.043               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15               11                -                -
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.487          $10.272          $10.424           $9.288               $-
Accumulation unit value at end of period     $12.561          $11.487          $10.272          $10.424               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                3                1                -


                                    APP I-136

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.326          $10.153          $10.330           $9.226               $-
Accumulation unit value at end of period     $12.354          $11.326          $10.153          $10.330               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               34               30               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.263          $10.106          $10.292           $9.202               $-
Accumulation unit value at end of period     $12.273          $11.263          $10.106          $10.292               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.136          $10.013          $10.217           $9.153               $-
Accumulation unit value at end of period     $12.110          $11.136          $10.013          $10.217               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  89               92               19               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.011           $9.920          $10.143           $9.105           $6.938
Accumulation unit value at end of period     $11.951          $11.011           $9.920          $10.143           $9.105
Number of accumulation units outstanding
 at end of period (in thousands)                  26               34              100               77               83
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.931          $10.633          $10.470               $-               $-
Accumulation unit value at end of period     $13.295          $11.931          $10.633               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.875          $10.609          $10.465               $-               $-
Accumulation unit value at end of period     $13.199          $11.875          $10.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.853          $10.600          $10.463               $-               $-
Accumulation unit value at end of period     $13.161          $11.853          $10.600               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.808          $10.581          $10.458               $-               $-
Accumulation unit value at end of period     $13.085          $11.808          $10.581               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.764          $10.562          $10.454               $-               $-
Accumulation unit value at end of period     $13.010          $11.764          $10.562               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -


                                    APP I-137

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.985           $8.345           $9.895               $-               $-
Accumulation unit value at end of period     $14.081           $9.985           $8.345               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.206          $16.930          $20.125               $-               $-
Accumulation unit value at end of period     $28.425          $20.206          $16.930               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               12                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.785           $8.207           $9.766               $-               $-
Accumulation unit value at end of period     $13.752           $9.785           $8.207               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.975          $16.788          $20.015               $-               $-
Accumulation unit value at end of period     $28.017          $19.975          $16.788               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                2                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.562           $8.052           $9.620               $-               $-
Accumulation unit value at end of period     $13.385           $9.562           $8.052               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               43               32                -                -
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.731           $8.109           $9.586           $8.506               $-
Accumulation unit value at end of period     $13.762           $9.731           $8.109           $9.586               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 105              117              119               66                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.594           $8.015           $9.499           $8.450           $5.625
Accumulation unit value at end of period     $13.535           $9.594           $8.015           $9.499           $8.450
Number of accumulation units outstanding
 at end of period (in thousands)                  89               95               76               44               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.540           $7.978           $9.464           $8.428               $-
Accumulation unit value at end of period     $13.445           $9.540           $7.978           $9.464               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15               52               46                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.433           $7.904           $9.396           $8.383               $-
Accumulation unit value at end of period     $13.268           $9.433           $7.904           $9.396               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 131               92               86               78                -


                                    APP I-138

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.327           $7.831           $9.327           $8.339           $5.572
Accumulation unit value at end of period     $13.092           $9.327           $7.831           $9.327           $8.339
Number of accumulation units outstanding
 at end of period (in thousands)                 141              179              230              244              222
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.110          $11.123          $10.988               $-               $-
Accumulation unit value at end of period     $12.179          $12.110          $11.123               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.393          $15.094          $14.948               $-               $-
Accumulation unit value at end of period     $16.445          $16.393          $15.094               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               61               70                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.869          $10.939          $10.844               $-               $-
Accumulation unit value at end of period     $11.895          $11.869          $10.939               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.206          $14.967          $14.867               $-               $-
Accumulation unit value at end of period     $16.209          $16.206          $14.967               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.599          $10.733          $10.683               $-               $-
Accumulation unit value at end of period     $11.577          $11.599          $10.733               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4                -                -
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.081          $11.063          $10.896           $9.882               $-
Accumulation unit value at end of period     $12.186          $12.081          $11.063          $10.896               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.912          $10.935          $10.797           $9.817               $-
Accumulation unit value at end of period     $11.985          $11.912          $10.935          $10.797               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               17               16               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.845          $10.885          $10.757           $9.791               $-
Accumulation unit value at end of period     $11.906          $11.845          $10.885          $10.757               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-139

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.712          $10.784          $10.679           $9.740           $7.710
Accumulation unit value at end of period     $11.749          $11.712          $10.784          $10.679           $9.740
Number of accumulation units outstanding
 at end of period (in thousands)                   7               29               20                8                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.580          $10.684          $10.602           $9.688           $7.681
Accumulation unit value at end of period     $11.594          $11.580          $10.684          $10.602           $9.688
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8               18               36               46
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.210           $9.972           $9.933           $8.858               $-
Accumulation unit value at end of period     $14.604          $11.210           $9.972           $9.933               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               41               37               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.426          $18.216          $18.190          $16.263          $11.930
Accumulation unit value at end of period     $26.545          $20.426          $18.216          $18.190          $16.263
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               33                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.045           $8.967           $8.963           $8.022               $-
Accumulation unit value at end of period     $13.041          $10.045           $8.967           $8.963               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.193          $18.062          $18.091          $16.223               $-
Accumulation unit value at end of period     $26.164          $20.193          $18.062          $18.091               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                7                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.736           $9.622           $8.829           $7.934               $-
Accumulation unit value at end of period     $13.882          $10.736           $9.622           $8.829               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               23                9                -                -
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.020           $8.909          $10.000               $-               $-
Accumulation unit value at end of period     $11.138          $10.020           $8.909               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.979           $8.895          $10.000               $-               $-
Accumulation unit value at end of period     $11.065           $9.979           $8.895               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-140

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.963           $8.889          $10.000               $-               $-
Accumulation unit value at end of period     $11.036           $9.963           $8.889               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.930           $8.878          $10.000               $-               $-
Accumulation unit value at end of period     $10.978           $9.930           $8.878               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.898           $8.867          $10.000               $-               $-
Accumulation unit value at end of period     $10.920           $9.898           $8.867               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.255           $9.797          $10.289               $-               $-
Accumulation unit value at end of period     $13.473          $11.255           $9.797               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               10                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.343          $16.880          $17.773               $-               $-
Accumulation unit value at end of period     $23.097          $19.343          $16.880               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.030           $9.635          $10.155               $-               $-
Accumulation unit value at end of period     $13.158          $11.030           $9.635               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.122          $16.738          $17.676               $-               $-
Accumulation unit value at end of period     $22.766          $19.122          $16.738               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.779           $9.454          $10.003               $-               $-
Accumulation unit value at end of period     $12.807          $10.779           $9.454               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               25                -                -
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.060           $9.597          $10.047           $8.809               $-
Accumulation unit value at end of period     $13.273          $11.060           $9.597          $10.047               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                7                3                1                -


                                    APP I-141

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.905           $9.487           $9.956           $8.751               $-
Accumulation unit value at end of period     $13.054          $10.905           $9.487           $9.956               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               22                8                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844           $9.443           $9.920           $8.727               $-
Accumulation unit value at end of period     $12.968          $10.844           $9.443           $9.920               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.722           $9.355           $9.848           $8.681               $-
Accumulation unit value at end of period     $12.797          $10.722           $9.355           $9.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  83               93               33                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.602           $9.269           $9.776           $8.635           $6.324
Accumulation unit value at end of period     $12.628          $10.602           $9.269           $9.776           $8.635
Number of accumulation units outstanding
 at end of period (in thousands)                  48               60               60               70               60
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.596           $9.228          $10.231               $-               $-
Accumulation unit value at end of period     $15.552          $11.596           $9.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.084          $16.820          $18.696               $-               $-
Accumulation unit value at end of period     $28.208          $21.084          $16.820               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.364           $9.075          $10.097               $-               $-
Accumulation unit value at end of period     $15.189          $11.364           $9.075               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.844          $16.678          $18.594               $-               $-
Accumulation unit value at end of period     $27.803          $20.844          $16.678               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.106           $8.904           $9.947               $-               $-
Accumulation unit value at end of period     $14.784          $11.106           $8.904               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                2                -                -


                                    APP I-142

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.653          $10.604           $9.886               $-               $-
Accumulation unit value at end of period     $18.823          $12.653          $10.604               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.260          $17.021          $15.908               $-               $-
Accumulation unit value at end of period     $30.064          $20.260          $17.021               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.401          $10.429           $9.757               $-               $-
Accumulation unit value at end of period     $18.383          $12.401          $10.429               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.029          $16.878          $15.821               $-               $-
Accumulation unit value at end of period     $29.632          $20.029          $16.878               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.118          $10.232           $9.611               $-               $-
Accumulation unit value at end of period     $17.893          $12.118          $10.232               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
THE HARTFORD HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.265          $13.344               $-               $-               $-
Accumulation unit value at end of period     $15.048          $14.265               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.145          $10.443               $-               $-               $-
Accumulation unit value at end of period     $11.727          $11.145               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.980          $13.108               $-               $-               $-
Accumulation unit value at end of period     $14.696          $13.980               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.112          $10.433               $-               $-               $-
Accumulation unit value at end of period     $11.658          $11.112               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-143

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.663          $12.845               $-               $-               $-
Accumulation unit value at end of period     $14.305          $13.663               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.813          $13.059          $11.611               $-               $-
Accumulation unit value at end of period     $12.476          $13.813          $13.059               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.682          $12.967          $11.558               $-               $-
Accumulation unit value at end of period     $12.327          $13.682          $12.967               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                5                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.630          $12.930          $11.537               $-               $-
Accumulation unit value at end of period     $12.267          $13.630          $12.930               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.526          $12.857          $11.495               $-               $-
Accumulation unit value at end of period     $12.149          $13.526          $12.857               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.423          $12.785          $11.453               $-               $-
Accumulation unit value at end of period     $12.033          $13.423          $12.785               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10                8                -                -
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.288           $8.192          $10.472               $-               $-
Accumulation unit value at end of period     $13.662          $10.288           $8.192               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.240           $8.174          $10.466               $-               $-
Accumulation unit value at end of period     $13.564          $10.240           $8.174               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.220           $8.166          $10.464               $-               $-
Accumulation unit value at end of period     $13.524          $10.220           $8.166               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-144

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.182           $8.152          $10.460               $-               $-
Accumulation unit value at end of period     $13.447          $10.182           $8.152               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $8.137          $10.455               $-               $-
Accumulation unit value at end of period     $13.369          $10.143           $8.137               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.703           $8.651          $10.348               $-               $-
Accumulation unit value at end of period     $14.257          $10.703           $8.651               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.652           $8.632          $10.342               $-               $-
Accumulation unit value at end of period     $14.155          $10.652           $8.632               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.632           $8.624          $10.340               $-               $-
Accumulation unit value at end of period     $14.114          $10.632           $8.624               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.592           $8.609          $10.336               $-               $-
Accumulation unit value at end of period     $14.033          $10.592           $8.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.552           $8.593          $10.331               $-               $-
Accumulation unit value at end of period     $13.952          $10.552           $8.593               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.218          $10.270          $10.321          $10.373               $-
Accumulation unit value at end of period     $10.178          $10.218          $10.270          $10.321               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               43              123               82                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.720           $9.793           $9.867           $9.941           $9.994
Accumulation unit value at end of period      $9.662           $9.720           $9.793           $9.867           $9.941
Number of accumulation units outstanding
 at end of period (in thousands)                   -               10                7               26               16


                                    APP I-145

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.015          $10.100          $10.186          $10.273               $-
Accumulation unit value at end of period      $9.948          $10.015          $10.100          $10.186               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                5                5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.609           $9.710           $9.813           $9.916           $9.992
Accumulation unit value at end of period      $9.529           $9.609           $9.710           $9.813           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                   -               41               50               39               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.787           $9.910          $10.035          $10.161               $-
Accumulation unit value at end of period      $9.691           $9.787           $9.910          $10.035               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               13               16               11                -
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.693           $9.332           $9.832           $8.017               $-
Accumulation unit value at end of period     $15.268          $10.693           $9.332           $9.832               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               19               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.823          $19.093          $20.168          $16.485          $11.556
Accumulation unit value at end of period     $31.084          $21.823          $19.093          $20.168          $16.485
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                4                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.479           $9.177           $9.704           $7.940               $-
Accumulation unit value at end of period     $14.911          $10.479           $9.177           $9.704               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.574          $18.932          $20.058          $16.445          $11.554
Accumulation unit value at end of period     $30.637          $21.574          $18.932          $20.058          $16.445
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                5                4                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.241           $9.004           $9.559           $7.853               $-
Accumulation unit value at end of period     $14.514          $10.241           $9.004           $9.559               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                8                4                -
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.185          $10.956          $10.932               $-               $-
Accumulation unit value at end of period     $12.943          $12.185          $10.956               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-146

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.121          $16.333          $16.338               $-               $-
Accumulation unit value at end of period     $19.200          $18.121          $16.333               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.942          $10.775          $10.789               $-               $-
Accumulation unit value at end of period     $12.641          $11.942          $10.775               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.914          $16.196          $16.249               $-               $-
Accumulation unit value at end of period     $18.925          $17.914          $16.196               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.670          $10.572          $10.628               $-               $-
Accumulation unit value at end of period     $12.304          $11.670          $10.572               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               24               17                -                -
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.980          $10.768          $10.739           $9.539               $-
Accumulation unit value at end of period     $12.747          $11.980          $10.768          $10.739               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.812          $10.643          $10.641           $9.476               $-
Accumulation unit value at end of period     $12.537          $11.812          $10.643          $10.641               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.745          $10.594          $10.602           $9.451               $-
Accumulation unit value at end of period     $12.454          $11.745          $10.594          $10.602               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.614          $10.496          $10.525           $9.401               $-
Accumulation unit value at end of period     $12.289          $11.614          $10.496          $10.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               13                4                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.483          $10.399          $10.449           $9.351           $7.154
Accumulation unit value at end of period     $12.127          $11.483          $10.399          $10.449           $9.351
Number of accumulation units outstanding
 at end of period (in thousands)                  15               20               27               21               16


                                    APP I-147

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.621          $16.682          $16.695               $-               $-
Accumulation unit value at end of period     $20.194          $18.621          $16.682               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.444          $16.565          $16.619               $-               $-
Accumulation unit value at end of period     $19.952          $18.444          $16.565               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.373          $16.518          $16.589               $-               $-
Accumulation unit value at end of period     $19.856          $18.373          $16.518               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.234          $16.425          $16.529               $-               $-
Accumulation unit value at end of period     $19.665          $18.234          $16.425               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.095          $16.332          $16.468               $-               $-
Accumulation unit value at end of period     $19.476          $18.095          $16.332               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               40               25                -                -
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.661          $10.335          $10.500               $-               $-
Accumulation unit value at end of period     $12.936          $11.661          $10.335               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.072          $16.946          $17.260               $-               $-
Accumulation unit value at end of period     $21.104          $19.072          $16.946               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               41                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.428          $10.164          $10.363               $-               $-
Accumulation unit value at end of period     $12.633          $11.428          $10.164               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               25                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.854          $16.803          $17.166               $-               $-
Accumulation unit value at end of period     $20.801          $18.854          $16.803               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35               38               38                -                -


                                    APP I-148

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $9.973          $10.209               $-               $-
Accumulation unit value at end of period     $12.296          $11.168           $9.973               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 115              124              101                -                -
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.391          $10.094          $10.250           $9.031               $-
Accumulation unit value at end of period     $12.667          $11.391          $10.094          $10.250               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               26                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.232           $9.977          $10.158           $8.972               $-
Accumulation unit value at end of period     $12.459          $11.232           $9.977          $10.158               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0               22               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.169           $9.931          $10.121           $8.948               $-
Accumulation unit value at end of period     $12.376          $11.169           $9.931          $10.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.043           $9.839          $10.047           $8.901               $-
Accumulation unit value at end of period     $12.213          $11.043           $9.839          $10.047               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               20               24                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.919           $9.748           $9.974           $8.854           $6.575
Accumulation unit value at end of period     $12.051          $10.919           $9.748           $9.974           $8.854
Number of accumulation units outstanding
 at end of period (in thousands)                  31               42               45               53               25
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.453          $17.181          $17.472               $-               $-
Accumulation unit value at end of period     $22.092          $19.453          $17.181               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               17               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.268          $17.060          $17.393               $-               $-
Accumulation unit value at end of period     $21.827          $19.268          $17.060               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  84               85               73                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.194          $17.012          $17.361               $-               $-
Accumulation unit value at end of period     $21.722          $19.194          $17.012               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                -                -                -


                                    APP I-149

                                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                           2013             2012             2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $19.048          $16.916          $17.298               $-               $-
Accumulation unit value at end of period              $21.514          $19.048          $16.916               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  31                9               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $18.903          $16.821          $17.235               $-               $-
Accumulation unit value at end of period              $21.307          $18.903          $16.821               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  53               58               44                -                -
THE HARTFORD TARGET RETIREMENT 2030 FUND -- CLASS
 R4
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $11.462          $10.020          $10.319               $-               $-
Accumulation unit value at end of period              $13.320          $11.462          $10.020               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   2                1                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $19.788          $17.343          $17.904               $-               $-
Accumulation unit value at end of period              $22.939          $19.788          $17.343               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  27               27               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $11.233           $9.855          $10.184               $-               $-
Accumulation unit value at end of period              $13.009          $11.233           $9.855               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  32               31                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $19.563          $17.197          $17.806               $-               $-
Accumulation unit value at end of period              $22.610          $19.563          $17.197               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  24               16               16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $10.978           $9.669          $10.032               $-               $-
Accumulation unit value at end of period              $12.662          $10.978           $9.669               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  69               84               54                -                -
THE HARTFORD TARGET RETIREMENT 2030 FUND -- CLASS
 R5
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $11.116           $9.717          $10.001           $8.731               $-
Accumulation unit value at end of period              $12.936          $11.116           $9.717          $10.001               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   9               29               20                1                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $10.961           $9.605           $9.910           $8.673               $-
Accumulation unit value at end of period              $12.723          $10.961           $9.605           $9.910               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   8               16               21               19                -


                                    APP I-150

                                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                           2013             2012             2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $10.899           $9.560           $9.874           $8.650               $-
Accumulation unit value at end of period              $12.639          $10.899           $9.560           $9.874               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   -                -                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $10.776           $9.472           $9.802           $8.605               $-
Accumulation unit value at end of period              $12.472          $10.776           $9.472           $9.802               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  78               66               23                3                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $10.656           $9.384           $9.731           $8.559           $6.271
Accumulation unit value at end of period              $12.307          $10.656           $9.384           $9.731           $8.559
Number of accumulation units outstanding at end
 of period (in thousands)                                  42               47               71               86               57
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $20.831          $18.018          $18.518               $-               $-
Accumulation unit value at end of period              $24.768          $20.831          $18.018               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   5                5                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of period        $20.633          $17.892          $18.433               $-               $-
Accumulation unit value at end of period              $24.471          $20.633          $17.892               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  18               14                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of period        $20.554          $17.841          $18.400               $-               $-
Accumulation unit value at end of period              $24.354          $20.554          $17.841               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   2                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of period        $20.398          $17.741          $18.333               $-               $-
Accumulation unit value at end of period              $24.120          $20.398          $17.741               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  18                9               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of period        $20.243          $17.641          $18.266               $-               $-
Accumulation unit value at end of period              $23.888          $20.243          $17.641               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                  28               31               24                -                -
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of period        $21.107          $18.315          $18.960               $-               $-
Accumulation unit value at end of period              $25.208          $21.107          $18.315               $-               $-
Number of accumulation units outstanding at end
 of period (in thousands)                                   0                0                2                -                -


                                    APP I-151

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.907          $18.186          $18.874               $-               $-
Accumulation unit value at end of period     $24.906          $20.907          $18.186               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.827          $18.135          $18.840               $-               $-
Accumulation unit value at end of period     $24.786          $20.827          $18.135               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.668          $18.033          $18.771               $-               $-
Accumulation unit value at end of period     $24.548          $20.668          $18.033               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.511          $17.931          $18.703               $-               $-
Accumulation unit value at end of period     $24.313          $20.511          $17.931               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               14                -                -
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.278          $18.479          $19.243               $-               $-
Accumulation unit value at end of period     $25.364          $21.278          $18.479               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.076          $18.349          $19.156               $-               $-
Accumulation unit value at end of period     $25.060          $21.076          $18.349               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.995          $18.297          $19.121               $-               $-
Accumulation unit value at end of period     $24.940          $20.995          $18.297               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.835          $18.194          $19.051               $-               $-
Accumulation unit value at end of period     $24.701          $20.835          $18.194               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.677          $18.092          $18.982               $-               $-
Accumulation unit value at end of period     $24.463          $20.677          $18.092               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17                -                -


                                    APP I-152

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.135          $18.327          $19.216               $-               $-
Accumulation unit value at end of period     $25.233          $21.135          $18.327               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.934          $18.198          $19.129               $-               $-
Accumulation unit value at end of period     $24.931          $20.934          $18.198               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.854          $18.147          $19.094               $-               $-
Accumulation unit value at end of period     $24.811          $20.854          $18.147               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                5                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.696          $18.045          $19.025               $-               $-
Accumulation unit value at end of period     $24.573          $20.696          $18.045               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.538          $17.943          $18.955               $-               $-
Accumulation unit value at end of period     $24.337          $20.538          $17.943               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17               12                -                -
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.931          $12.127          $11.468               $-               $-
Accumulation unit value at end of period     $12.616          $12.931          $12.127               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.363          $12.564          $11.911               $-               $-
Accumulation unit value at end of period     $13.006          $13.363          $12.564               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.673          $11.927          $11.318               $-               $-
Accumulation unit value at end of period     $12.322          $12.673          $11.927               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.211          $12.458          $11.846               $-               $-
Accumulation unit value at end of period     $12.819          $13.211          $12.458               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -


                                    APP I-153

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.385          $11.702          $11.149               $-               $-
Accumulation unit value at end of period     $11.994          $12.385          $11.702               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                3                -                -
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.072          $12.233          $11.523               $-               $-
Accumulation unit value at end of period     $12.804          $13.072          $12.233               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.889          $12.092          $11.418               $-               $-
Accumulation unit value at end of period     $12.593          $12.889          $12.092               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.816          $12.036          $11.377               $-               $-
Accumulation unit value at end of period     $12.510          $12.816          $12.036               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.672          $11.924          $11.294               $-               $-
Accumulation unit value at end of period     $12.345          $12.672          $11.924               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7               10                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.530          $11.814          $11.212               $-               $-
Accumulation unit value at end of period     $12.182          $12.530          $11.814               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
THORNBURG CORE GROWTH FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.360           $8.580           $8.514               $-               $-
Accumulation unit value at end of period     $14.685          $10.360           $8.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               19               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.331           $7.746           $7.706               $-               $-
Accumulation unit value at end of period     $13.193           $9.331           $7.746               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.304          $10.225          $10.182               $-               $-
Accumulation unit value at end of period     $17.379          $12.304          $10.225               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                -                -


                                    APP I-154

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.175           $7.640           $7.623               $-               $-
Accumulation unit value at end of period     $12.934           $9.175           $7.640               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               16               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.986          $10.001           $9.998               $-               $-
Accumulation unit value at end of period     $16.862          $11.986          $10.001               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               18               17                -                -
THORNBURG CORE GROWTH FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.353          $18.493          $18.327               $-               $-
Accumulation unit value at end of period     $31.715          $22.353          $18.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.141          $18.363          $18.244               $-               $-
Accumulation unit value at end of period     $31.335          $22.141          $18.363               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.056          $18.311          $18.211               $-               $-
Accumulation unit value at end of period     $31.184          $22.056          $18.311               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.888          $18.208          $18.145               $-               $-
Accumulation unit value at end of period     $30.885          $21.888          $18.208               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.721          $18.106          $18.079               $-               $-
Accumulation unit value at end of period     $30.589          $21.721          $18.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.543           $8.327           $9.671           $8.556           $5.924
Accumulation unit value at end of period     $10.929           $9.543           $8.327           $9.671           $8.556
Number of accumulation units outstanding
 at end of period (in thousands)                  80              126              130               56               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.411           $8.232           $9.584           $8.500           $5.897
Accumulation unit value at end of period     $10.750           $9.411           $8.232           $9.584           $8.500
Number of accumulation units outstanding
 at end of period (in thousands)                  15               43               53               76               43


                                    APP I-155

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.826          $11.231          $13.089          $11.620               $-
Accumulation unit value at end of period     $14.637          $12.826          $11.231          $13.089               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               19               40               36                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.253           $8.119           $9.481           $8.434               $-
Accumulation unit value at end of period     $10.539           $9.253           $8.119           $9.481               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               22               17               36                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.494          $10.984          $12.853          $11.456           $7.978
Accumulation unit value at end of period     $14.202          $12.494          $10.984          $12.853          $11.456
Number of accumulation units outstanding
 at end of period (in thousands)                  46               53               57               47               63
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.303          $15.939          $18.469               $-               $-
Accumulation unit value at end of period     $20.998          $18.303          $15.939               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               38               33                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.129          $15.827          $18.385               $-               $-
Accumulation unit value at end of period     $20.746          $18.129          $15.827               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.059          $15.782          $18.351               $-               $-
Accumulation unit value at end of period     $20.646          $18.059          $15.782               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.922          $15.694          $18.285               $-               $-
Accumulation unit value at end of period     $20.448          $17.922          $15.694               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15                8                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.785          $15.605          $18.218               $-               $-
Accumulation unit value at end of period     $20.252          $17.785          $15.605               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               19                -                -
THORNBURG VALUE FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.362           $7.595           $8.824               $-               $-
Accumulation unit value at end of period     $11.612           $8.362           $7.595               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5                -                -


                                    APP I-156

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.246           $7.508           $8.745               $-               $-
Accumulation unit value at end of period     $11.422           $8.246           $7.508               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.889           $9.924          $11.571               $-               $-
Accumulation unit value at end of period     $15.068          $10.889           $9.924               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.108           $7.405           $8.651               $-               $-
Accumulation unit value at end of period     $11.198           $8.108           $7.405               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.607           $9.706          $11.362               $-               $-
Accumulation unit value at end of period     $14.620          $10.607           $9.706               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               17               15                -                -
THORNBURG VALUE FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.304          $17.510          $20.328               $-               $-
Accumulation unit value at end of period     $26.831          $19.304          $17.510               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.121          $17.387          $20.236               $-               $-
Accumulation unit value at end of period     $26.509          $19.121          $17.387               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.048          $17.338          $20.199               $-               $-
Accumulation unit value at end of period     $26.382          $19.048          $17.338               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.903          $17.241          $20.125               $-               $-
Accumulation unit value at end of period     $26.129          $18.903          $17.241               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.759          $17.144          $20.052               $-               $-
Accumulation unit value at end of period     $25.878          $18.759          $17.144               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                -                -


                                    APP I-157

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
TIAA-CREF BOND INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.318          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.002          $10.318               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.294          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.953          $10.294               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.284          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.933          $10.284               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.264          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.894          $10.264               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.244          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.856          $10.244               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
TIAA-CREF EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.183          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.816          $11.183               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.156          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.743          $11.156               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.146          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.714          $11.146               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.124          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.657          $11.124               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-158

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.103          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.599          $11.103               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.108          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.703          $11.108               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.081          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.631          $11.081               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.602          $11.070               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.049          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.545          $11.049               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.027          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.488          $11.027               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.249          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.777          $11.249               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.221          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.705          $11.221               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.211          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.676          $11.211               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-159

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.189          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.618          $11.189               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.167          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.561          $11.167               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.541          $12.023          $11.993               $-               $-
Accumulation unit value at end of period     $17.772          $13.541          $12.023               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.445          $11.968          $11.967               $-               $-
Accumulation unit value at end of period     $17.602          $13.445          $11.968               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.407          $11.946          $11.957               $-               $-
Accumulation unit value at end of period     $17.535          $13.407          $11.946               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.331          $11.902          $11.937               $-               $-
Accumulation unit value at end of period     $17.400          $13.331          $11.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.255          $11.858          $11.917               $-               $-
Accumulation unit value at end of period     $17.267          $13.255          $11.858               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.864          $14.869          $15.191               $-               $-
Accumulation unit value at end of period     $17.747          $16.864          $14.869               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.703          $14.764          $15.122               $-               $-
Accumulation unit value at end of period     $17.534          $16.703          $14.764               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-160

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.640          $14.723          $15.094               $-               $-
Accumulation unit value at end of period     $17.450          $16.640          $14.723               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.513          $14.640          $15.039               $-               $-
Accumulation unit value at end of period     $17.283          $16.513          $14.640               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.387          $14.557          $14.985               $-               $-
Accumulation unit value at end of period     $17.117          $16.387          $14.557               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.683           $8.660           $9.430               $-               $-
Accumulation unit value at end of period     $10.627           $9.683           $8.660               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.817           $8.803           $9.609               $-               $-
Accumulation unit value at end of period     $10.748           $9.817           $8.803               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.304          $10.146          $11.086               $-               $-
Accumulation unit value at end of period     $12.363          $11.304          $10.146               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.389           $8.444           $9.244               $-               $-
Accumulation unit value at end of period     $10.248           $9.389           $8.444               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.012           $9.923          $10.886               $-               $-
Accumulation unit value at end of period     $11.995          $11.012           $9.923               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
UBS U.S. ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.958           $8.899           $8.914               $-               $-
Accumulation unit value at end of period     $12.059           $9.958           $8.899               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-161

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.820           $8.797           $8.834               $-               $-
Accumulation unit value at end of period     $11.862           $9.820           $8.797               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.630          $10.430          $10.483               $-               $-
Accumulation unit value at end of period     $14.034          $11.630          $10.430               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.656           $8.677           $8.739               $-               $-
Accumulation unit value at end of period     $11.629           $9.656           $8.677               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.329          $10.200          $10.294               $-               $-
Accumulation unit value at end of period     $13.617          $11.329          $10.200               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.154          $12.216          $13.141          $11.713               $-
Accumulation unit value at end of period     $18.937          $14.154          $12.216          $13.141               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               17               16               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.591           $8.298           $8.949           $7.997               $-
Accumulation unit value at end of period     $12.799           $9.591           $8.298           $8.949               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8               11               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.735          $11.896          $12.842          $11.486           $8.597
Accumulation unit value at end of period     $18.311          $13.735          $11.896          $12.842          $11.486
Number of accumulation units outstanding
 at end of period (in thousands)                  16               14               13               16               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.431           $8.184           $8.853           $7.934               $-
Accumulation unit value at end of period     $12.548           $9.431           $8.184           $8.853               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                7                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.271          $11.540          $12.507          $11.232           $8.432
Accumulation unit value at end of period     $17.622          $13.271          $11.540          $12.507          $11.232
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               19               16               16


                                    APP I-162

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.896          $20.522          $20.604               $-               $-
Accumulation unit value at end of period     $30.625          $22.896          $20.522               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.678          $20.378          $20.511               $-               $-
Accumulation unit value at end of period     $30.258          $22.678          $20.378               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.591          $20.321          $20.473               $-               $-
Accumulation unit value at end of period     $30.113          $22.591          $20.321               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.419          $20.206          $20.399               $-               $-
Accumulation unit value at end of period     $29.824          $22.419          $20.206               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.249          $20.093          $20.325               $-               $-
Accumulation unit value at end of period     $29.538          $22.249          $20.093               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.842          $11.507          $11.432           $9.454               $-
Accumulation unit value at end of period     $16.983          $12.842          $11.507          $11.432               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               40               28               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.692          $11.402          $11.356           $9.414               $-
Accumulation unit value at end of period     $16.743          $12.692          $11.402          $11.356               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               16                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.633          $11.360          $11.325           $9.399           $6.217
Accumulation unit value at end of period     $16.649          $12.633          $11.360          $11.325           $9.399
Number of accumulation units outstanding
 at end of period (in thousands)                  17               22               44               41               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.516          $11.277          $11.265           $9.367               $-
Accumulation unit value at end of period     $16.461          $12.516          $11.277          $11.265               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               11                2                5                -


                                    APP I-163

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.399          $11.194          $11.205           $9.336               $-
Accumulation unit value at end of period     $16.275          $12.399          $11.194          $11.205               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               28               20                8                -
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.201          $11.130          $12.517          $10.454           $7.319
Accumulation unit value at end of period     $15.866          $12.201          $11.130          $12.517          $10.454
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               41               22               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.346           $7.633           $8.605           $7.205               $-
Accumulation unit value at end of period     $10.826           $8.346           $7.633           $8.605               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               21               22               28                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.886          $10.881          $12.280          $10.292               $-
Accumulation unit value at end of period     $15.403          $11.886          $10.881          $12.280               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               18               26                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.207           $7.528           $8.512           $7.149               $-
Accumulation unit value at end of period     $10.614           $8.207           $7.528           $8.512               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               35               29               30                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.537          $10.603          $12.014          $10.110               $-
Accumulation unit value at end of period     $14.890          $11.537          $10.603          $12.014               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               30               38               32                -
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.457          $10.434          $10.365               $-               $-
Accumulation unit value at end of period     $12.692          $11.457          $10.434               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.298          $10.315          $10.272               $-               $-
Accumulation unit value at end of period     $12.484          $11.298          $10.315               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.137          $12.006          $11.968               $-               $-
Accumulation unit value at end of period     $14.502          $13.137          $12.006               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -


                                    APP I-164

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.109          $10.173          $10.161               $-               $-
Accumulation unit value at end of period     $12.239          $11.109          $10.173               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.797          $11.742          $11.752               $-               $-
Accumulation unit value at end of period     $14.071          $12.797          $11.742               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                7                -                -
WELLS FARGO ADVANTAGE CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.502          $10.891          $10.116               $-               $-
Accumulation unit value at end of period     $11.184          $11.502          $10.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.430          $10.850          $10.103               $-               $-
Accumulation unit value at end of period     $11.086          $11.430          $10.850               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.402          $10.834          $10.098               $-               $-
Accumulation unit value at end of period     $11.047          $11.402          $10.834               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.345          $10.801          $10.088               $-               $-
Accumulation unit value at end of period     $10.970          $11.345          $10.801               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.288          $10.769          $10.077               $-               $-
Accumulation unit value at end of period     $10.894          $11.288          $10.769               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.128          $20.664          $24.194               $-               $-
Accumulation unit value at end of period     $22.416          $23.128          $20.664               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               20                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.909          $20.518          $24.084               $-               $-
Accumulation unit value at end of period     $22.148          $22.909          $20.518               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                6                -                -


                                    APP I-165

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.821          $20.461          $24.040               $-               $-
Accumulation unit value at end of period     $22.041          $22.821          $20.461               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.647          $20.345          $23.953               $-               $-
Accumulation unit value at end of period     $21.830          $22.647          $20.345               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.475          $20.231          $23.866               $-               $-
Accumulation unit value at end of period     $21.620          $22.475          $20.231               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32               22                -                -
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.772           $6.871           $8.008               $-               $-
Accumulation unit value at end of period      $9.309           $7.772           $6.871               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.664           $6.792           $7.936               $-               $-
Accumulation unit value at end of period      $9.157           $7.664           $6.792               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.109           $8.967          $10.488               $-               $-
Accumulation unit value at end of period     $12.065          $10.109           $8.967               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.536           $6.699           $7.850               $-               $-
Accumulation unit value at end of period      $8.977           $7.536           $6.699               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.847           $8.770          $10.299               $-               $-
Accumulation unit value at end of period     $11.706           $9.847           $8.770               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.016          $16.622          $14.375               $-               $-
Accumulation unit value at end of period     $21.196          $18.016          $16.622               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-166

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.844          $16.505          $14.310               $-               $-
Accumulation unit value at end of period     $20.942          $17.844          $16.505               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.776          $16.458          $14.284               $-               $-
Accumulation unit value at end of period     $20.841          $17.776          $16.458               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.641          $16.366          $14.232               $-               $-
Accumulation unit value at end of period     $20.641          $17.641          $16.366               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.506          $16.273          $14.180               $-               $-
Accumulation unit value at end of period     $20.443          $17.506          $16.273               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.204          $12.086          $12.273          $10.869               $-
Accumulation unit value at end of period     $19.052          $14.204          $12.086          $12.273               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  74               32               26               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.231          $10.433          $10.622           $9.430           $6.334
Accumulation unit value at end of period     $16.366          $12.231          $10.433          $10.622           $9.430
Number of accumulation units outstanding
 at end of period (in thousands)                  37               31               28                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.130          $14.627          $14.906          $13.247               $-
Accumulation unit value at end of period     $22.898          $17.130          $14.627          $14.906               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               19                9                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.027          $10.290          $10.507           $9.357               $-
Accumulation unit value at end of period     $16.044          $12.027          $10.290          $10.507               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               19                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.687          $14.306          $14.637          $13.060           $8.805
Accumulation unit value at end of period     $22.216          $16.687          $14.306          $14.637          $13.060
Number of accumulation units outstanding
 at end of period (in thousands)                  26               26               20               19               18


                                    APP I-167

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.107           $7.873           $8.577               $-               $-
Accumulation unit value at end of period     $12.342           $9.107           $7.873               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               42               42                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.980           $7.783           $8.500               $-               $-
Accumulation unit value at end of period     $12.140           $8.980           $7.783               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.301          $10.673          $11.668               $-               $-
Accumulation unit value at end of period     $16.614          $12.301          $10.673               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.830           $7.676           $8.409               $-               $-
Accumulation unit value at end of period     $11.902           $8.830           $7.676               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.983          $10.438          $11.457               $-               $-
Accumulation unit value at end of period     $16.119          $11.983          $10.438               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               16                -                -
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.036           $9.866          $10.212               $-               $-
Accumulation unit value at end of period     $14.734          $11.036           $9.866               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.720           $9.607           $9.969               $-               $-
Accumulation unit value at end of period     $14.277          $10.720           $9.607               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.820           $9.707          $10.082               $-               $-
Accumulation unit value at end of period     $14.396          $10.820           $9.707               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.541           $9.475           $9.862               $-               $-
Accumulation unit value at end of period     $13.997          $10.541           $9.475               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                3                -                -


                                    APP I-168

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.579           $9.528           $9.936               $-               $-
Accumulation unit value at end of period     $14.018          $10.579           $9.528               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
HARTFORD BALANCED HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.075           $9.961           $9.853               $-               $-
Accumulation unit value at end of period     $13.321          $11.075           $9.961               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.926           $9.852           $9.769               $-               $-
Accumulation unit value at end of period     $13.109          $10.926           $9.852               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.539          $11.318          $11.234               $-               $-
Accumulation unit value at end of period     $15.030          $12.539          $11.318               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.750           $9.722           $9.669               $-               $-
Accumulation unit value at end of period     $12.859          $10.750           $9.722               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.214          $11.068          $11.031               $-               $-
Accumulation unit value at end of period     $14.582          $12.214          $11.068               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.759           $9.543           $9.490           $8.445           $6.139
Accumulation unit value at end of period     $14.086          $10.759           $9.543           $9.490           $8.445
Number of accumulation units outstanding
 at end of period (in thousands)                  50               63               51               45               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.614           $9.438           $9.409           $8.394           $6.113
Accumulation unit value at end of period     $13.862          $10.614           $9.438           $9.409           $8.394
Number of accumulation units outstanding
 at end of period (in thousands)                  30               33               30               19               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.851          $11.438          $11.414          $10.193               $-
Accumulation unit value at end of period     $16.766          $12.851          $11.438          $11.414               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               17               25                -


                                    APP I-169

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.443           $9.314           $9.313           $8.333               $-
Accumulation unit value at end of period     $13.597          $10.443           $9.314           $9.313               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  72               43               46               46                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.518          $11.186          $11.208          $10.049           $7.346
Accumulation unit value at end of period     $16.266          $12.518          $11.186          $11.208          $10.049
Number of accumulation units outstanding
 at end of period (in thousands)                  92              114              112               97              112
HARTFORD GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.635           $9.049          $10.013               $-               $-
Accumulation unit value at end of period     $14.300          $10.635           $9.049               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.492           $8.949           $9.928               $-               $-
Accumulation unit value at end of period     $14.073          $10.492           $8.949               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.942          $10.196          $11.323               $-               $-
Accumulation unit value at end of period     $16.002          $11.942          $10.196               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.323           $8.831           $9.827               $-               $-
Accumulation unit value at end of period     $13.804          $10.323           $8.831               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                8                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.632           $9.972          $11.118               $-               $-
Accumulation unit value at end of period     $15.525          $11.632           $9.972               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.327           $8.202           $9.068               $-               $-
Accumulation unit value at end of period     $13.916          $10.327           $8.202               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  59               80               73                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.188           $8.112           $8.991               $-               $-
Accumulation unit value at end of period     $13.694          $10.188           $8.112               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               30               35                -                -


                                    APP I-170

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.991          $10.354          $11.487               $-               $-
Accumulation unit value at end of period     $17.444          $12.991          $10.354               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               14               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.024           $8.005           $8.899               $-               $-
Accumulation unit value at end of period     $13.433          $10.024           $8.005               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49               29               45                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.654          $10.126          $11.280               $-               $-
Accumulation unit value at end of period     $16.924          $12.654          $10.126               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53               72               70                -                -
HARTFORD HEALTHCARE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.991          $10.851          $10.072               $-               $-
Accumulation unit value at end of period     $19.583          $12.991          $10.851               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                5                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.816          $10.731           $9.987               $-               $-
Accumulation unit value at end of period     $19.271          $12.816          $10.731               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.557          $12.201          $11.366               $-               $-
Accumulation unit value at end of period     $21.866          $14.557          $12.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.609          $10.590           $9.885               $-               $-
Accumulation unit value at end of period     $18.903          $12.609          $10.590               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.180          $11.933          $11.161               $-               $-
Accumulation unit value at end of period     $21.216          $14.180          $11.933               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                4                -                -
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.845           $9.450           $9.347           $8.208               $-
Accumulation unit value at end of period     $14.201          $10.845           $9.450           $9.347               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               34               44               45                -


                                    APP I-171

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.327           $9.021           $8.945           $7.875               $-
Accumulation unit value at end of period     $13.489          $10.327           $9.021           $8.945               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  50               43               39               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.934          $10.435          $10.359           $9.128           $6.604
Accumulation unit value at end of period     $15.573          $11.934          $10.435          $10.359           $9.128
Number of accumulation units outstanding
 at end of period (in thousands)                  16                9               34               49               47
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.160           $8.902           $8.854           $7.818               $-
Accumulation unit value at end of period     $13.232          $10.160           $8.902           $8.854               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               20               31               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.625          $10.206          $10.171           $8.999               $-
Accumulation unit value at end of period     $15.109          $11.625          $10.206          $10.171               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               20               15                -
HARTFORD SMALL COMPANY HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.838           $9.443           $9.848           $7.992               $-
Accumulation unit value at end of period     $15.526          $10.838           $9.443           $9.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.692           $9.339           $9.764           $7.944           $5.566
Accumulation unit value at end of period     $15.279          $10.692           $9.339           $9.764           $7.944
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                6                4                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.635           $9.298           $9.730           $7.924           $5.557
Accumulation unit value at end of period     $15.181          $10.635           $9.298           $9.730           $7.924
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0               16               15               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.520           $9.216           $9.664           $7.886               $-
Accumulation unit value at end of period     $14.987          $10.520           $9.216           $9.664               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                6                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.406           $9.135           $9.598           $7.848           $5.520
Accumulation unit value at end of period     $14.796          $10.406           $9.135           $9.598           $7.848
Number of accumulation units outstanding
 at end of period (in thousands)                  16               18               20               17               12


                                    APP I-172

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.763          $10.953          $10.881               $-               $-
Accumulation unit value at end of period     $18.350          $12.763          $10.953               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.591          $10.833          $10.788               $-               $-
Accumulation unit value at end of period     $18.058          $12.591          $10.833               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.399          $12.401          $12.362               $-               $-
Accumulation unit value at end of period     $20.631          $14.399          $12.401               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.388          $10.690          $10.678               $-               $-
Accumulation unit value at end of period     $17.713          $12.388          $10.690               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.027          $12.129          $12.139               $-               $-
Accumulation unit value at end of period     $20.017          $14.027          $12.129               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                6                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.033          $12.211          $11.499          $10.775               $-
Accumulation unit value at end of period     $12.753          $13.033          $12.211          $11.499               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                9                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.958          $12.171          $11.490          $10.794               $-
Accumulation unit value at end of period     $12.648          $12.958          $12.171          $11.490               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                5                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.437          $12.634          $11.939          $11.227               $-
Accumulation unit value at end of period     $13.103          $13.437          $12.634          $11.939               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               18               14               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.749          $12.011          $11.373          $10.716               $-
Accumulation unit value at end of period     $12.407          $12.749          $12.011          $11.373               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               21               20                6                -


                                    APP I-173

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.089          $12.355          $11.723          $11.068           $9.858
Accumulation unit value at end of period     $12.712          $13.089          $12.355          $11.723          $11.068
Number of accumulation units outstanding
 at end of period (in thousands)                  52               55               54               67               47
HARTFORD ULTRASHORT BOND HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.349          $10.401          $10.454          $10.506          $10.541
Accumulation unit value at end of period     $10.288          $10.349          $10.401          $10.454          $10.506
Number of accumulation units outstanding
 at end of period (in thousands)                  25               63               77               71               46
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.973          $10.048          $10.123          $10.200          $10.253
Accumulation unit value at end of period      $9.888           $9.973          $10.048          $10.123          $10.200
Number of accumulation units outstanding
 at end of period (in thousands)                  76               68               71               73               74
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.356          $10.445          $10.534          $10.624          $10.687
Accumulation unit value at end of period     $10.258          $10.356          $10.445          $10.534          $10.624
Number of accumulation units outstanding
 at end of period (in thousands)                  26               24               51               57               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.812           $9.915          $10.020          $10.126               $-
Accumulation unit value at end of period      $9.700           $9.812           $9.915          $10.020               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 103               93               87               74                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.088          $10.215          $10.344          $10.474          $10.568
Accumulation unit value at end of period      $9.953          $10.088          $10.215          $10.344          $10.474
Number of accumulation units outstanding
 at end of period (in thousands)                  87              122              143              134              199
HARTFORD VALUE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.837          $11.056          $11.362               $-               $-
Accumulation unit value at end of period     $16.816          $12.837          $11.056               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.746          $11.005          $11.337               $-               $-
Accumulation unit value at end of period     $16.654          $12.746          $11.005               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.709          $10.984          $11.327               $-               $-
Accumulation unit value at end of period     $16.590          $12.709          $10.984               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               21               18                -                -


                                    APP I-174

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.637          $10.943          $11.308               $-               $-
Accumulation unit value at end of period     $16.462          $12.637          $10.943               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.565          $10.902          $11.288               $-               $-
Accumulation unit value at end of period     $16.335          $12.565          $10.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13               10                -                -


                                    APP I-175

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIER INNOVATIONS(SM) (SERIES II)
  ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE
  INSURANCE COMPANY

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



Alger Capital Appreciation Institutional Fund -- Class I
Alger Mid Cap Growth Institutional Fund -- Class I
Alger Small Cap Growth Institutional Fund -- Class I
AllianceBernstein 2010 Retirement Strategy Fund -- Class A
AllianceBernstein 2015 Retirement Strategy Fund -- Class A
AllianceBernstein 2020 Retirement Strategy Fund -- Class A
AllianceBernstein 2025 Retirement Strategy Fund -- Class A
AllianceBernstein 2030 Retirement Strategy Fund -- Class A
AllianceBernstein 2035 Retirement Strategy Fund -- Class A
AllianceBernstein 2040 Retirement Strategy Fund -- Class A
AllianceBernstein 2045 Retirement Strategy Fund -- Class A
AllianceBernstein 2050 Retirement Strategy Fund -- Class A
AllianceBernstein 2055 Retirement Strategy Fund -- Class A
AllianceBernstein Discovery Value Fund -- Class A
AllianceBernstein Global Bond Fund -- Class A
AllianceBernstein High Income Fund -- Class A
AllianceBernstein International Growth Fund -- Class A
AllianceBernstein International Value Fund -- Class A
AllianzGI NFJ Dividend Value Fund -- Class A
AllianzGI NFJ International Value Fund -- Class A
American Century Diversified Bond Fund -- Class A
American Century Equity Growth Fund -- Class A
American Century Equity Income Fund -- Class A
American Century Growth Fund -- Class A
American Century Heritage Fund -- Class A
American Century Mid Cap Value Fund -- Class A
American Century Prime Money Market Fund -- Class A
American Century Small Cap Value Fund -- Class A
American Funds AMCAP Fund(R) -- Class R3
American Funds American Mutual Fund(R) -- Class R3
American Funds Capital Income Builder(R) -- Class R3
American Funds Capital World Growth and Income Fund(SM) -- Class R3 American Funds EuroPacific Growth Fund(R) -- Class R3
American Funds Fundamental Investors Fund(SM) -- Class R3
American Funds New Perspective Fund(R) -- Class R3
American Funds The Bond Fund of America(R) -- Class R3
American Funds The Growth Fund of America(R) -- Class R3
American Funds The Income Fund of America(R) -- Class R3
American Funds The Investment Company of America(R) -- Class R3
American Funds The New Economy Fund(R) -- Class R3
American Funds Washington Mutual Investors Fund(SM) -- Class R3
Ave Maria Growth Fund
Ave Maria Opportunity Fund
Ave Maria Rising Dividend Fund

BlackRock Capital Appreciation Fund, Inc. -- Investor A BlackRock Equity Dividend Fund -- Investor A
BlackRock Flexible Equity Fund -- Investor A
BlackRock Global Allocation Fund, Inc. -- Investor A
BlackRock International Opportunity Fund -- Class A
BlackRock Mid Cap Value Opportunities Fund -- Investor A BlackRock Small Cap Growth Fund II -- Investor A
Calamos Global Equity Fund -- Class A
Calamos International Growth Fund -- Class A
Calvert Bond Portfolio -- Class A
Calvert Equity Portfolio -- Class A
Calvert Income Fund -- Class A
ClearBridge Appreciation Fund -- Class A
ClearBridge Mid Cap Core Fund -- Class A
ClearBridge Small Cap Growth Fund -- Class A
ClearBridge Small Cap Growth Fund -- Class FI
Columbia Acorn(R) Fund -- Class A
Columbia Contrarian Core Fund -- Class A
Columbia Diversified Equity Income Fund -- Class R4
Columbia Marsico 21st Century Fund -- Class A
Columbia Marsico Growth Fund -- Class A
Columbia Mid Cap Value Fund -- Class A
Columbia Mid Cap Value Opportunity Fund -- Class R4
Columbia Seligman Communications and Information Fund -- Class A Columbia Seligman Global Technology Fund -- Class A
Columbia Small Cap Core Fund -- Class A
Columbia Small Cap Value Fund I -- Class A
Davis New York Venture Fund -- Class A
Delaware Diversified Income Fund -- Class A
Delaware Extended Duration Bond Fund -- Class A
Domini Social Equity Fund(R) -- Investor Class
Dreyfus Bond Market Index Fund -- Class INV
Dreyfus Midcap Index Fund
Dreyfus S&P 500 Index Fund
Dreyfus Smallcap Stock Index Fund
DWS Capital Growth Fund -- Class A
DWS Enhanced Emerging Markets Fixed Income Fund -- Class A
DWS Global Growth Fund -- Class A
Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A
Eaton Vance Balanced Fund -- Class A
Eaton Vance Income Fund of Boston -- Class A
Eaton Vance Large-Cap Value Fund -- Class A
Eaton Vance Worldwide Health Sciences Fund -- Class A
Federated Clover Small Value Fund -- Class A
Federated Equity Income Fund, Inc. -- Class A
Federated Kaufmann Fund -- Class R
Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T Fidelity(R) Advisor Real Estate Fund -- Class T^
Franklin Growth Fund -- Class A
Franklin High Income Fund -- Class A
Franklin Income Fund -- Class A
Franklin Small Cap Value Fund -- Class A
Franklin Strategic Income Fund -- Class A
Franklin Templeton Conservative Allocation Fund -- Class A (1) Franklin Templeton Growth Allocation Fund -- Class A (2) Franklin Templeton Moderate Allocation Fund -- Class A (3) Franklin Total Return Fund -- Class A
Frost Growth Equity Fund -- Class A
Frost Value Equity Fund -- Class A
Goldman Sachs Absolute Return Tracker -- Class A
Goldman Sachs Government Income Fund -- Class A
Goldman Sachs Growth Opportunities Fund -- Class A
Goldman Sachs High Yield Fund -- Class A
Goldman Sachs Large Cap Value Fund -- Class A
Goldman Sachs Mid Cap Value Fund -- Class A
Goldman Sachs Satellite Strategies -- Class A
Goldman Sachs Small Cap Value Fund -- Class A
Goldman Sachs Small/Mid Cap Growth Fund -- Class A
Hartford Index HLS Fund -- Class IB
Invesco American Franchise Fund -- Class A
Invesco American Value Fund -- Class A
Invesco Comstock Fund -- Class A
Invesco Developing Markets Fund -- Class A
Invesco Equity and Income Fund -- Class A
Invesco Global Core Equity Fund -- Class A
Invesco Growth and Income Fund -- Class A
Invesco International Growth Fund -- Class A
Invesco Mid Cap Growth Fund -- Class A
Invesco Real Estate Fund -- Class A
Invesco Small Cap Discovery Fund -- Class A
Invesco Small Cap Equity Fund -- Class A
Invesco Small Cap Growth Fund -- Class A
Invesco Small Cap Value Fund -- Class A
Ivy Asset Strategy Fund -- Class Y
Ivy Global Natural Resources Fund -- Class Y
Ivy Large Cap Growth Fund -- Class Y
Ivy Science & Technology Fund -- Class Y
Janus Balanced Fund -- Class S
Janus Enterprise Fund -- Class S
Janus Forty Fund -- Class S
Janus Overseas Fund -- Class S
JPMorgan Core Bond Fund -- Class A
JPMorgan Large Cap Growth Fund -- Class A
JPMorgan Prime Money Market Fund -- Reserve Shares
JPMorgan Small Cap Equity Fund -- Class A
JPMorgan Small Cap Growth Fund -- Class A
JPMorgan Small Cap Value Fund -- Class A
JPMorgan SmartRetirement(R) 2010 Fund -- Class A
JPMorgan SmartRetirement(R) 2015 Fund -- Class A
JPMorgan SmartRetirement(R) 2020 Fund -- Class A
JPMorgan SmartRetirement(R) 2025 Fund -- Class A
JPMorgan SmartRetirement(R) 2030 Fund -- Class A
JPMorgan SmartRetirement(R) 2035 Fund -- Class A
JPMorgan SmartRetirement(R) 2040 Fund -- Class A
JPMorgan SmartRetirement(R) 2045 Fund -- Class A
JPMorgan SmartRetirement(R) 2050 Fund -- Class A
JPMorgan SmartRetirement(R) 2055 Fund -- Class A

JPMorgan SmartRetirement(R) Income Fund -- Class A
JPMorgan U.S. Equity Fund -- Class A
LifePath 2020 Portfolio(R) -- Investor A
LifePath(R) 2025 Portfolio -- Investor A
LifePath 2030 Portfolio(R) -- Investor A
LifePath(R) 2035 Portfolio -- Investor A
LifePath 2040 Portfolio(R) -- Investor A
LifePath(R) 2045 Portfolio -- Investor A
LifePath(R) 2050 Portfolio -- Investor A
LifePath 2055 Portfolio(R) -- Investor A
LifePath(R) Retirement Portfolio -- Investor A
LKCM Aquinas Growth Fund
LKCM Aquinas Value Fund
Loomis Sayles Bond Fund -- Class ADM
Lord Abbett Affiliated Fund, Inc. -- Class A
Lord Abbett Calibrated Dividend Growth Fund -- Class A
Lord Abbett Developing Growth Fund -- Class A
Lord Abbett Fundamental Equity Fund -- Class A
Lord Abbett Growth Opportunities Fund -- Class A
Lord Abbett International Core Equity Fund -- Class A
Lord Abbett Total Return Fund -- Class A
Lord Abbett Value Opportunities Fund -- Class A
Massachusetts Investors Trust -- Class R3
MassMutual Premier Disciplined Growth Fund -- Class R4^ MassMutual RetireSMART(SM) 2010 Fund -- Class R4
MassMutual RetireSMART(SM) 2015 Fund -- Class R4
MassMutual RetireSMART(SM) 2020 Fund -- Class R4
MassMutual RetireSMART(SM) 2025 Fund -- Class R4
MassMutual RetireSMART(SM) 2030 Fund -- Class R4
MassMutual RetireSMART(SM) 2035 Fund -- Class R4
MassMutual RetireSMART(SM) 2040 Fund -- Class R4
MassMutual RetireSMART(SM) 2045 Fund -- Class R4
MassMutual RetireSMART(SM) 2050 Fund -- Class R4
MassMutual RetireSMART(SM) 2055 Fund -- Class R4
MassMutual RetireSMART(SM) in Retirement Fund -- Class R4 MassMutual Select Blue Chip Growth Fund -- Class R4^
MassMutual Select Diversified Value Fund -- Class R4^ MassMutual Select Focused Value Fund -- Class R4^
MassMutual Select Fundamental Value Fund -- Class R4^ MassMutual Select Growth Opportunities Fund -- Class R4^ MassMutual Select Mid Cap Growth Equity II Fund -- Class R4^ MassMutual Select Overseas Fund -- Class R4^
MassMutual Select PIMCO Total Return Fund -- Class R4^ MassMutual Select Strategic Bond Fund -- Class R4^
MFS(R) Emerging Markets Debt Fund -- Class R3
MFS(R) Government Securities Fund -- Class R3
MFS(R) Growth Fund -- Class R3
MFS(R) International Growth Fund -- Class R3
MFS(R) International Value Fund -- Class R3
MFS(R) New Discovery Fund -- Class R3
MFS(R) Research Bond Fund -- Class R3
MFS(R) Research International Fund -- Class R3
MFS(R) Technology Fund -- Class R3
MFS(R) Total Return Fund -- Class R3
MFS(R) Utilities Fund -- Class R3
MFS(R) Value Fund -- Class R3
MM MSCI EAFE(R) International Index Fund -- Class R4^
MM Russell 2000(R) Small Cap Index Fund -- Class R4^
MM S&P 500(R) Index Fund -- Class R4^
MM S&P(R) Mid Cap Index Fund -- Class R4^
Munder Mid-Cap Core Growth Fund -- Class A
Mutual Beacon Fund -- Class A (4)
Mutual Global Discovery Fund -- Class A (5)
Mutual Shares Fund -- Class A (6)
Neuberger Berman Socially Responsive Fund -- Class A
Nuveen Equity Index Fund -- Class A
Nuveen Mid Cap Growth Opportunities Fund -- Class A
Nuveen Mid Cap Index Fund -- Class A
Nuveen Santa Barbara Dividend Growth Fund -- Class A
Nuveen Small Cap Index Fund -- Class A
Nuveen Small Cap Select Fund -- Class A
Nuveen Tradewinds International Value -- Class A
Oppenheimer Developing Markets Fund -- Class A
Oppenheimer Equity Income Fund -- Class A
Oppenheimer Global Fund -- Class A
Oppenheimer Global Strategic Income Fund -- Class A
Oppenheimer Gold & Special Minerals Fund -- Class A
Oppenheimer International Bond Fund -- Class A
Oppenheimer International Diversified Fund -- Class A Oppenheimer International Growth Fund -- Class A
Oppenheimer Main Street Select Fund(R) -- Class A
Oppenheimer Main Street Small- & Mid-Cap Fund(R) -- Class A (7) Oppenheimer Real Estate Fund -- Class A
Oppenheimer Rising Dividends Fund -- Class A
Oppenheimer Small- & Mid- Cap Value Fund -- Class A
Perkins Mid Cap Value Fund -- Class S
PIMCO Real Return Fund -- Class A
PIMCO Total Return Fund -- Class A
PIMCO Total Return III Fund -- Class Admin
Pioneer Disciplined Value Fund -- Class A
Pioneer Emerging Markets Fund -- Class A
Pioneer Equity Income Fund -- Class A
Pioneer Fund -- Class A
Pioneer Fundamental Growth Fund -- Class A
Pioneer Mid Cap Value Fund -- Class A
Pioneer Oak Ridge Small Cap Growth Fund -- Class A
Pioneer Strategic Income Fund -- Class A
Prudential Jennison 20/20 Focus Fund -- Class A
Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A Prudential Jennison Natural Resources Fund, Inc. -- Class A Putnam Equity Income Fund -- Class A
Putnam High Yield Advantage Fund -- Class A
Putnam International Capital Opportunities Fund -- Class A RidgeWorth Large Cap Value Equity Fund -- Class A

RidgeWorth Mid-Cap Value Equity Fund -- Class A
RidgeWorth Small Cap Value Equity Fund -- Class A
RidgeWorth Total Return Bond Fund -- Class A
Royce Total Return Fund -- Class K
Royce Value Fund -- Class K
Russell LifePoints(R) Balanced Strategy Fund -- Class R2
Russell LifePoints(R) Conservative Strategy Fund -- Class R2
Russell LifePoints(R) Equity Growth Strategy Fund -- Class R2
Russell LifePoints(R) Growth Strategy Fund -- Class R2
Russell LifePoints(R) Moderate Strategy Fund -- Class R2
T. Rowe Price Equity Income Fund -- Class R
T. Rowe Price Growth Stock Fund, Inc. -- Class R
Templeton Foreign Fund -- Class A
Templeton Global Bond Fund -- Class A
Templeton Global Opportunities Trust -- Class A
The Hartford Balanced Allocation Fund -- Class R4 (8)
The Hartford Balanced Income Fund -- Class R4
The Hartford Capital Appreciation Fund -- Class R4
The Hartford Checks and Balances Fund -- Class R4
The Hartford Conservative Allocation Fund -- Class R4
The Hartford Dividend and Growth Fund -- Class R4
The Hartford Equity Income Fund -- Class R4
The Hartford Global All-Asset Fund -- Class R4
The Hartford Global Capital Appreciation Fund -- Class R4
The Hartford Growth Allocation Fund -- Class R4
The Hartford Growth Opportunities Fund -- Class R4
The Hartford Healthcare Fund -- Class R4
The Hartford High Yield Fund -- Class R4
The Hartford Inflation Plus Fund -- Class R4
The Hartford International Opportunities Fund -- Class R4
The Hartford International Small Company Fund -- Class R4
The Hartford Midcap Fund -- Class R4
The Hartford MidCap Value Fund -- Class R4
The Hartford Small Company Fund -- Class R4
The Hartford Target Retirement 2010 Fund -- Class R4^^
The Hartford Target Retirement 2015 Fund -- Class R4^^
The Hartford Target Retirement 2020 Fund -- Class R4^^
The Hartford Target Retirement 2025 Fund -- Class R4^^
The Hartford Target Retirement 2030 Fund -- Class R4^^
The Hartford Target Retirement 2035 Fund -- Class R4^^
The Hartford Target Retirement 2040 Fund -- Class R4^^
The Hartford Target Retirement 2045 Fund -- Class R4^^
The Hartford Target Retirement 2050 Fund -- Class R4^^
The Hartford Total Return Bond Fund -- Class R4
Thornburg Core Growth Fund -- Class R4
Thornburg International Value Fund -- Class R4
Thornburg Value Fund -- Class R4
TIAA-CREF Bond Index Fund -- Retirement Class
TIAA-CREF Equity Index Fund -- Retirement Class
TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class
TIAA-CREF Large-Cap Value Index Fund -- Retirement Class
Timothy Plan Large/Mid-Cap Value Fund -- Class A
UBS Dynamic Alpha Fund -- Class A
UBS Global Allocation Fund -- Class A
Victory Diversified Stock Fund -- Class A
Victory Established Value Fund -- Class A
Victory Small Company Opportunity Fund -- Class A
Victory Special Value Fund -- Class A
Wells Fargo Advantage Asset Allocation Fund -- Class A
Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
Wells Fargo Advantage International Equity Fund -- Class A
Wells Fargo Advantage Utility and Telecommunications Fund -- Class A




^      The underlying Fund will be open for Contributions effective June 1,
       2014.
^^     The underlying Fund will be liquidated on or about June 25, 2014.



(1) Effective 6/30/2014, the underlying Fund will be renamed Franklin Conservative Allocation Fund -- Class A.



(2) Effective 6/30/2014, the underlying Fund will be renamed Franklin Growth Allocation Fund -- Class A.



(3) Effective 6/30/2014, the underlying Fund will be renamed Franklin Moderate Allocation Fund -- Class A.



(4) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Beacon Fund -- Class A.



(5) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Global Discovery Fund -- Class A.



(6) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Shares Fund -- Class A.



(7) Effective 6/30/2014, the underlying Fund will be renamed Oppenheimer Main Street Mid Cap Fund -- Class A.



(8) Effective 5/30/2014, the underlying Fund will be renamed Hartford Moderate Allocation Fund -- Class R4.

    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2014



Statement of Additional Information Dated: May 1, 2014

                               TABLE OF CONTENTS


SECTION                                                             PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                              7
FEE TABLE                                                              9
SUMMARY                                                               13
PERFORMANCE RELATED INFORMATION                                       16
HARTFORD LIFE INSURANCE COMPANY                                       17
THE SEPARATE ACCOUNT                                                  17
THE FUNDS                                                             17
GENERAL ACCOUNT OPTION                                                42
CONTRACT CHARGES                                                      43
 Contingent Deferred Sales Charge                                     43
 Annual Maintenance Fee                                               44
 Program and Administrative Charge                                    44
 Loan Fees                                                            45
 Premium Taxes                                                        45
 Transfer Fee                                                         45
 Experience Rating under the Contracts                                45
 Negotiated Charges and Fees                                          45
 Charges of the Funds                                                 46
 Plan Related Expenses                                                46
THE CONTRACTS                                                         46
 The Contracts Offered                                                46
 Assignments                                                          46
 Pricing and Crediting of Contributions                               46
 May I cancel my certificate?                                         46
 What is a Surrender Charge Offset?                                   47
 May I make changes in the amounts of my Contribution?                47
 Can you transfer from one Sub-Account to another?                    47
 What is a Sub-Account Transfer?                                      47
 What Happens When you Request a Sub-Account Transfer?                47
 What Restrictions Are There on your Ability to Make a                48
  Sub-Account Transfer?
 Fund Trading Policies                                                48
 How are you affected by frequent Sub-Account Transfers?              49
 General Account Option Transfers                                     50
 Telephone and Internet Transfers                                     50
 Dollar Cost Averaging                                                50
 May I request a loan from my Participant Account?                    51
 How do I know what my Participant Account is worth?                  51
 How are the underlying Fund shares valued?                           52
DEATH BENEFITS                                                        53
 Determination of the Beneficiary                                     53
 Death before the Annuity Commencement Date                           53
 Death on or after the Annuity Commencement Date                      53
SETTLEMENT PROVISIONS                                                 54
 Can payment of the Surrender value ever be postponed beyond          54
  the seven-day period?
 May I Surrender once Annuity Payouts have started?                   54
 How do I elect an Annuity Commencement Date and Annuity              55
  Payout Option?
 What is the minimum amount that I may select for an Annuity          55
  Payout?
 How are Contributions made to establish an Annuity                   55
  Account?
 Can a Contract be suspended?                                         55
 Annuity Payout Options                                               55
 Systematic Withdrawal Option                                         56
 How are Variable Annuity Payouts determined?                         57
MORE INFORMATION                                                      58
 Can a Contract be modified?                                          58
 Can Hartford waive any rights under a Contract?                      58
 How Contracts Are Sold?                                              58
 Who is the custodian of the Separate Account's assets?               59
 Are there any material legal proceedings affecting the               60
  Separate Account?
 How may I get additional information?                                60
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION             61
APPENDIX TAX -- FEDERAL TAX CONSIDERATION                      APP TAX-1
 A. General                                                    APP TAX-1
 B. Taxation of Hartford and the Separate Account              APP TAX-1
 C. Diversification of the Separate Account                    APP TAX-2
 D. Tax Ownership of the Assets in the Separate Account        APP TAX-2
 E. Non-Natural Persons as Owners                              APP TAX-3
 F. Annuity Purchases by Nonresident Aliens and Foreign        APP TAX-3
  Corporations
 G. Generation Skipping Transfer Tax                           APP TAX-3
 H. Tax-Qualified Retirement Plans                             APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES                           APP I-1

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contribution to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: An accounting unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

APPROVED PLAN RELATED INVESTMENT ACCOUNT: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PREMIUM TAX: A tax, or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (1)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (2)*                                                                                       $50


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



LOAN ADMINISTRATION FEE (2)(3)*                                              $50


------------


(1) The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.



(2) This is the maximum fee we would charge. See "May I Request a Loan from my Participant Account?"


(3) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

ANNUAL MAINTENANCE FEE (4)                                                   $30



MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (5)



  BEFORE ANNUITY COMMENCEMENT DATE:



RANGE OF PROGRAM AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                 PROGRAM AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (6)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%



AFTER ANNUITY COMMENCEMENT DATE:



                                                              PROGRAM AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                         1.25%



    We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.


------------


(4) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE               AMOUNT OF THE
UNDER YOUR CONTRACT                         ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------
$0 to $19,999.99                                      $20
$20,000.00 to $39,999.99                              $10
$40,000.00 and over                                    $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The Program and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").



(6) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)                 0.32%             15.68%   +



+ The maximum rate does not reflect the contractual fee waiver received from the fund company.




    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Asset Allocation Funds, the JPMorgan Smart Retirement Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, the T. Rowe Price Retirement Funds, the LifePath(R) Retirement Portfolios, and the Russell LifePoints(R) Strategy Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOU INVEST IN YOUR PARTICIPANT ACCOUNT AT THE SAME TIME THE CONTRACT IS ISSUED TO THE CONTRACT OWNER AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                  IF YOU SURRENDER YOUR CONTRACT
PROGRAM AND                        AT THE END OF THE APPLICABLE
ADMINISTRATIVE CHARGE                       TIME PERIOD
----------------------------------------------------------------------------
                        1 Yr.         3 Yrs.         5 Yrs.         10 Yrs.
                       -------       --------       --------       ---------
1.25%                   $2,151         $4,833         $6,926         $10,418
1.05%                   $2,131         $4,790         $6,874         $10,380
0.85%                   $2,112         $4,747         $6,822         $10,341
0.75%                   $2,102         $4,725         $6,796         $10,321
0.65%                   $2,092         $4,704         $6,769         $10,301
0.50%                   $2,078         $4,671         $6,729         $10,270
0.35%                   $2,063         $4,638         $6,689         $10,238
0.15%                   $2,043         $4,594         $6,635         $10,195
0.00%                   $2,029         $4,561         $6,594         $10,162

                                    IF YOU ANNUITIZE AT THE END
PROGRAM AND                              OF THE APPLICABLE
ADMINISTRATIVE CHARGE                       TIME PERIOD
---------------------  -----------------------------------------------------
                        1 Yr.         3 Yrs.         5 Yrs.         10 Yrs.
                       -------       --------       --------       ---------
1.25%                   $1,735         $4,634         $6,856         $10,388
1.05%                   $1,715         $4,590         $6,803         $10,350
0.85%                   $1,694         $4,545         $6,751         $10,311
0.75%                   $1,684         $4,523         $6,724         $10,291
0.65%                   $1,674         $4,501         $6,697         $10,271
0.50%                   $1,658         $4,467         $6,657         $10,240
0.35%                   $1,643         $4,433         $6,616         $10,208
0.15%                   $1,623         $4,388         $6,561         $10,165
0.00%                   $1,607         $4,354         $6,520         $10,132


PROGRAM AND                           IF YOU DO NOT SURRENDER
ADMINISTRATIVE CHARGE                      YOUR CONTRACT
---------------------  -----------------------------------------------------
                        1 Yr.         3 Yrs.         5 Yrs.         10 Yrs.
                       -------       --------       --------       ---------
1.25%                   $1,765         $4,664         $6,886         $10,418
1.05%                   $1,745         $4,620         $6,833         $10,380
0.85%                   $1,724         $4,575         $6,781         $10,341
0.75%                   $1,714         $4,553         $6,754         $10,321
0.65%                   $1,704         $4,531         $6,727         $10,301
0.50%                   $1,688         $4,497         $6,687         $10,270
0.35%                   $1,673         $4,463         $6,646         $10,238
0.15%                   $1,653         $4,418         $6,591         $10,195
0.00%                   $1,637         $4,384         $6,550         $10,162


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at retire.massmutual.com/ rsgovnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You don't pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    You won't be charged a Contingent Deferred Sales Charge on:

    -- Benefit Payments

    -- Plan Related Expenses

    -- Transfers to an Approved Plan Related Investment Account

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:

                                                              PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%

 $100,000,000.00 and over                                                                                              0.00%

    After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.


PARTICIPANT ACCOUNT LOANS


    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.


    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford Life") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our administrative offices are located in Windsor, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

    On January 1, 2013, Hartford Life entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford Life under the Contracts and to provide administration of the Contracts.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein 2010 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2015 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2020 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2025 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2030 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2035 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2040 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2045 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2050 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein 2055 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianceBernstein Discovery Value          Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Fund -- Class A                                                                        Services, Inc.
 AllianceBernstein Global Bond Fund         To generate income consistent with           ABIS - AllianceBernstein Investor
  -- Class A                                preservation of capital                      Services, Inc.
 AllianceBernstein High Income Fund         Seeks to maximize total returns from         ABIS - AllianceBernstein Investor
  -- Class A                                price appreciation and income                Services, Inc.
 AllianceBernstein International            Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Growth Fund -- Class A                                                                 Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 AllianceBernstein International            Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Value Fund -- Class A                                                                  Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 AllianzGI NFJ Dividend Value Fund --       Seeks long-term growth of capital and        Allianz Global Investors Fund Management
  Class A                                   income                                       LLC
                                                                                         Sub-advised by NFJ Investment Group
                                                                                         (NFJ)

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AllianzGI NFJ International Value          Seeks long-term growth of capital and        Allianz Global Investors Fund Management
  Fund -- Class A                           income                                       LLC
                                                                                         Sub-advised by NFJ Investment Group
                                                                                         (NFJ)
 American Century Diversified Bond          High current income                          American Century Investment Management,
  Fund -- Class A                                                                        Inc.
 American Century Equity Growth Fund        The fund seeks long-term capital             American Century Investment Management,
  -- Class A                                growth by investing in common stocks         Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 American Century Equity Income Fund        The fund seeks current income. Capital       American Century Investment Management,
  -- Class A                                appreciation is a secondary objective        Inc.
 American Century Growth Fund --            The fund seeks long-term capital             American Century Investment Management,
  Class A                                   growth                                       Inc.
 American Century Heritage Fund --          Seeks long-term capital growth.              American Century Investment Management,
  Class A                                                                                Inc.
 American Century Mid Cap Value Fund        The fund seeks long-term capital             American Century Investment Management,
  -- Class A                                growth. Income is a secondary                Inc.
                                            objective
 American Century Prime Money Market        The fund seeks to earn the highest           American Century Investment Management,
  Fund -- Class A+                          level of current income while                Inc.
                                            preserving the value of your
                                            investment
 American Century Small Cap Value           The fund seeks long-term capital             American Century Investment Management,
  Fund -- Class A                           growth. Income is a secondary                Inc.
                                            objective
 American Funds AMCAP Fund(R) --            Seeks to provide long-term growth of         Capital Research and Management Company
  Class R3                                  capital
 American Funds American Mutual             Strives to provide for the balanced          Capital Research and Management Company
  Fund(R) -- Class R3                       accomplishment of three objectives:
                                            current income, capital growth and
                                            conservation of principal
 American Funds Capital Income              The fund has two primary investment          Capital Research and Management Company
  Builder(R) -- Class R3                    objectives. It seeks (1) to provide
                                            you with a level of current income
                                            that exceeds the average yield on U.S.
                                            stocks generally and (2) to provide
                                            you with a growing stream of income
                                            over the years. The fund's secondary
                                            objective is to provide you with
                                            growth of capital.
 American Funds Capital World Growth        Seeks to provide long-term growth of         Capital Research and Management Company
  and Income Fund(SM) -- Class R3           capital with current income.
 American Funds EuroPacific Growth          Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital.
 American Funds Fundamental Investors       Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(SM) -- Class R3                      capital and income.
 American Funds New Perspective             Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital. Future income is a secondary
                                            objective

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds The Bond Fund of            Seeks to provide as high a level of          Capital Research and Management Company
  America(R) -- Class R3                    current income as is consistent with
                                            the preservation of capital.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 American Funds The Growth Fund of          Seeks to provide growth of capital.          Capital Research and Management Company
  America(R) -- Class R3
 American Funds The Income Fund of          Seeks to provide current income and,         Capital Research and Management Company
  America(R) -- Class R3                    secondarily, growth of capital.
 American Funds The Investment              Seeks to provide long-term growth of         Capital Research and Management Company
  Company of America(R) -- Class R3         capital and income.
 American Funds The New Economy             Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital. Current income is a secondary
                                            consideration.
 American Funds Washington Mutual           Seeks to produce income and provide an       Capital Research and Management Company
  Investors Fund(SM) -- Class R3            opportunity for growth of principal
                                            consistent with sound common stock
                                            investing.
 Ave Maria Growth Fund                      Long-term capital appreciation               Schwartz Investment Counsel, Inc.
                                                                                         Sub-advised by JLB & Associates, Inc.
 Ave Maria Opportunity Fund                 Long-term capital appreciation               Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund             Long-term capital appreciation               Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund,       Seeks long-term growth of capital            BlackRock Advisors, LLC
  Inc. -- Investor A                                                                     Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Equity Dividend Fund --          Seeks long-term total return and             BlackRock Advisors, LLC
  Investor A                                current income                               Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Flexible Equity Fund --          Seeks to achieve long-term total             BlackRock Advisors, LLC
  Investor A                                return
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2013.
 BlackRock Global Allocation Fund,          To provide high total investment             BlackRock Advisors, LLC
  Inc. -- Investor A                        return through a fully managed               Sub-advised by BlackRock Investment
                                            investment policy utilizing United           Management, LLC and BlackRock Asset
                                            States and foreign equity securities,        Management U.K. Limited
                                            debt and money market securities, the
                                            combination of which will be varied
                                            from time to time both with respect to
                                            types of securities and markets in
                                            response to changing market and
                                            economic trends. Total return means
                                            the combination of capital growth and
                                            investment income.
 BlackRock International Opportunity        Seeks long-term capital appreciation         BlackRock Advisors, LLC
  Fund -- Class A                                                                        Sub-advised by BlackRock Financial
                                                                                         Management, Inc.
 BlackRock Mid Cap Value                    To seek capital appreciation and,            BlackRock Advisors, LLC
  Opportunities Fund -- Investor A          secondarily, income, by investing in         Sub-advised by BlackRock Investment
                                            securities, primarily equity                 Management, LLC
                                            securities that Fund management
                                            believes are undervalued and therefore
                                            represent an investment value.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Small Cap Growth Fund II         Seek long-term capital growth                BlackRock Advisors, LLC
  -- Investor A                                                                          Sub-advised by BlackRock Capital
                                                                                         Management, Inc.
 Calamos Global Equity Fund -- Class        Long-term capital growth                     Calamos Advisors LLC
  A
 Calamos International Growth Fund --       Long-term capital growth                     Calamos Advisors LLC
  Class A
 Calvert Bond Portfolio -- Class A          Seeks to provide as high a level of          Calvert Investment Management Inc.
                                            current income as is consistent with
                                            prudent investment risk and
                                            preservation of capital through
                                            investment in bonds and other straight
                                            debt securities meeting the Fund's
                                            investment criteria, including
                                            financial, sustainability and social
                                            responsibility factors
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Calvert Equity Portfolio -- Class A        Seeks growth of capital through              Calvert Investment Management Inc.
                                            investment in stocks of issuers in           Sub-advised by Atlanta Capital
                                            industries believed to offer                 Management Company, LLC.
                                            opportunities for potential capital
                                            appreciation and which meet the Fund's
                                            investment criteria including
                                            financial, sustainability and social
                                            responsibility factors
 Calvert Income Fund -- Class A             Seeks to maximize income, to the             Calvert Investment Management Inc.
                                            extent consistent with preservation of
                                            capital, through investment in bonds
                                            and income-producing securities
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 ClearBridge Appreciation Fund --           Long-term capital appreciation               Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Mid Cap Core Fund --           Long-term capital growth                     Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Small Cap Growth Fund --       Long-term growth of capital                  Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Small Cap Growth Fund --       Long-term growth of capital                  Legg Mason Partners Fund Advisor, LLC
  Class FI                                                                               Sub-advised by ClearBridge Investments,
                                                                                         LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 4/30/2012.
 Columbia Acorn(R) Fund -- Class A          Seeks long-term capital appreciation         Columbia Wagner Asset Management, L. P.
 Columbia Contrarian Core Fund --           Seeks total return consisting of             Columbia Management Investment Advisers,
  Class A                                   long-term capital appreciation and           LLC
                                            current income.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Diversified Equity Income         High level of current income, as a           Columbia Management Investment Advisers,
  Fund -- Class R4                          secondary objective, steady growth of        LLC
                                            capital
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 12/31/2010.
 Columbia Marsico 21st Century Fund         Seeks long-term growth of capital            Columbia Management Investment Advisers,
  -- Class A                                                                             LLC
                                                                                         Sub-advised by Marsico Capital
                                                                                         Management, LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Columbia Marsico Growth Fund --            Seeks long-term growth of capital            Columbia Management Investment Advisers,
  Class A                                                                                LLC
                                                                                         Sub-advised by Marsico Capital
                                                                                         Management, LLC
 Columbia Mid Cap Value Fund -- Class       Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  A                                                                                      LLC
 Columbia Mid Cap Value Opportunity         Seeks to provide shareholders with           Columbia Management Investment Advisers,
  Fund -- Class R4                          long-term growth of capital.                 LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 12/31/2010.
 Columbia Seligman Communications and       Seeks to provide shareholders with           Columbia Management Investment Advisers,
  Information Fund -- Class A               capital gain                                 LLC
 Columbia Seligman Global Technology        Seeks to provide shareholders with           Columbia Management Investment Advisers,
  Fund -- Class A                           capital gain.                                LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Columbia Small Cap Core Fund --            Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  Class A                                                                                LLC
 Columbia Small Cap Value Fund I --         Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  Class A                                                                                LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/30/2010.
 Davis New York Venture Fund -- Class       Long-term growth of capital                  Davis Selected Advisers, L.P.
  A                                                                                      Sub-advised by Davis Selected Advisers -
                                                                                         NY, Inc.
 Delaware Diversified Income Fund --        Seeks maximum long-term total return,        Delaware Management Company
  Class A                                   consistent with reasonable risk.
 Delaware Extended Duration Bond Fund       Seeks to provide investors with total        Delaware Management Company
  -- Class A                                return.
 Domini Social Equity Fund(R) --            Seeks to provide long-term total             Wellington Management Company, LLP
  Investor Class                            return.
 Dreyfus Bond Market Index Fund --          The fund seeks to match the total            The Dreyfus Corporation
  Class INV                                 return of the Barclays Capital U.S.
                                            Aggregate Index.
 Dreyfus Midcap Index Fund                  The fund seeks to match the                  The Dreyfus Corporation
                                            performance of the Standard &
                                            Poor's(R) MidCap 400 Index.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 6/1/2014.
 Dreyfus S&P 500 Index Fund                 The fund seeks to match the                  The Dreyfus Corporation
                                            performance of the Standard &
                                            Poor's(R) 500 Composite Stock Price
                                            Index.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Smallcap Stock Index Fund          The fund seeks to match the                  The Dreyfus Corporation
                                            performance of the Standard &
                                            Poor's(R) SmallCap 600 Index.
 DWS Capital Growth Fund -- Class A         Seeks long-term growth of capital            Deutsche Investment Management Americas
                                                                                         Inc.
 DWS Enhanced Emerging Markets Fixed        Seeks high current income and,               Deutsche Investment Management Americas
  Income Fund -- Class A                    secondarily, long-term capital               Inc.
                                            appreciation
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 DWS Global Growth Fund -- Class A          Long-term growth of capital                  Deutsche Investment Management Americas
                                                                                         Inc.
 Eaton Vance-Atlanta Capital SMID-Cap       To seek long-term capital growth             Boston Management & Research
  Fund -- Class A                                                                        Sub-advised by Atlanta Capital
                                                                                         Management Company, LLC
 Eaton Vance Balanced Fund -- Class A       To provide current income and                Boston Management & Research
                                            long-term growth of capital
 Eaton Vance Income Fund of Boston --       To provide a high level of current           Boston Management & Research
  Class A                                   income
 Eaton Vance Large-Cap Value Fund --        To seek total return                         Boston Management & Research
  Class A
 Eaton Vance Worldwide Health               To seek long-term capital growth by          OrbiMed Advisors LLC
  Sciences Fund -- Class A                  investing in a worldwide and
                                            diversified portfolio of health
                                            sciences companies
 Federated Clover Small Value Fund --       To seek capital appreciation                 Federated Global Investment Management
  Class A                                                                                Corp.
 Federated Equity Income Fund, Inc.         To provide above average income and          Federated Equity Management Company of
  -- Class A                                capital appreciation                         Pennsylvania
 Federated Kaufmann Fund -- Class R         To provide capital appreciation              Federated Equity Management Company of
                                                                                         Pennsylvania
                                                                                         Sub-advised by Federated Global
                                                                                         Investment Management Corp
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2013.
 Fidelity(R) Advisor Leveraged              Seeks capital appreciation                   Fidelity Management & Research Company
  Company Stock Fund -- Class T
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Fidelity(R) Advisor Real Estate Fund       Seeks above-average income and               SelectCo
  -- Class T^                               long-term capital growth, consistent         Sub-advised by FMRC
                                            with reasonable investment risk. The
                                            fund seeks to provide a yield that
                                            exceeds the composite yield of the S&P
                                            500 Index.
 Franklin Growth Fund -- Class A            Capital appreciation                         Franklin Advisers, Inc.
                                                                                         Sub-advised by Franklin Investment
                                                                                         Advisory Services, LLC
 Franklin High Income Fund -- Class A       To earn a high level of current              Franklin Advisers, Inc.
                                            income. Its secondary goal is capital
                                            appreciation to the extent it is
                                            possible and consistent with the
                                            Fund's principal goal.
 Franklin Income Fund -- Class A            To maximize income while maintaining         Franklin Advisers, Inc.
                                            prospects for capital appreciation.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Value Fund --           Long-term total return.                      Franklin Advisory Services, LLC
  Class A
 Franklin Strategic Income Fund --          To earn a high level of current              Franklin Advisers, Inc.
  Class A                                   income. A secondary goal is capital
                                            appreciation over the long-term.
 Franklin Templeton Conservative            The highest level of long-term total         Franklin Advisers, Inc.
  Allocation Fund -- Class A                return that is consistent with an
                                            acceptable level of risk.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN CONSERVATIVE ALLOCATION
   FUND -- CLASS A.
 Franklin Templeton Growth Allocation       The highest level of long-term total         Franklin Advisers, Inc.
  Fund -- Class A                           return that is consistent with an
                                            acceptable level of risk.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN GROWTH ALLOCATION FUND --
   CLASS A.
 Franklin Templeton Moderate                The highest level of long-term total         Franklin Advisers, Inc.
  Allocation Fund -- Class A                return that is consistent with an
                                            acceptable level of risk.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN MODERATE ALLOCATION FUND
   -- CLASS A.
 Franklin Total Return Fund -- Class        The Fund's principal investment goal         Franklin Advisers, Inc.
  A                                         is to provide high current income,           Sub-advised by Franklin Templeton
                                            consistent with preservation of              Institutional, LLC
                                            capital. Its secondary goal is capital
                                            appreciation over the long term.
 Frost Growth Equity Fund -- Class A        Seeks to achieve long-term capital           Frost Investment Advisors, LLC
                                            appreciation.
 Frost Value Equity Fund -- Class A         Seeks long term capital appreciation         Frost Investment Advisors, LLC
                                            and current income.
   FORMERLY FROST DIVIDEND VALUE
    EQUITY FUND -- CLASS A
 Goldman Sachs Absolute Return              The Fund seeks to achieve investment         Goldman Sachs Asset Management, L.P.
  Tracker -- Class A                        results that approximate the returns
                                            of the GS-ART Index.
 Goldman Sachs Government Income Fund       A high level of current income,              Goldman Sachs Asset Management, L.P.
  -- Class A                                consistent with safety of principal
 Goldman Sachs Growth Opportunities         Long-term growth of capital                  Goldman Sachs Asset Management, L.P.
  Fund -- Class A
 Goldman Sachs High Yield Fund --           A high level of current income and may       Goldman Sachs Asset Management, L.P.
  Class A                                   also consider the potential for
                                            capital appreciation
 Goldman Sachs Large Cap Value Fund         Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  -- Class A
 Goldman Sachs Mid Cap Value Fund --        Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Satellite Strategies         Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  -- Class A
 Goldman Sachs Small Cap Value Fund         Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  -- Class A
 Goldman Sachs Small/Mid Cap Growth         Seeks long-term growth of capital            Goldman Sachs Asset Management, L.P.
  Fund -- Class A
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Invesco American Franchise Fund --         Long-term capital appreciation               Invesco Advisers, Inc.
  Class A

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco American Value Fund -- Class       To seek to provide a high total return       Invesco Advisers, Inc.
  A                                         by investing in equity securities of
                                            small- to mid- sized corporations
 Invesco Comstock Fund -- Class A           To seek capital growth and income            Invesco Advisers, Inc.
                                            through investments in equity
                                            securities, including common stocks,
                                            preferred stocks and securities
                                            convertible into common and preferred
                                            stocks
 Invesco Developing Markets Fund --         Long-term growth of capital, and,            Invesco Advisers, Inc.
  Class A                                   secondarily, income
 Invesco Equity and Income Fund --          To seek the highest possible income          Invesco Advisers, Inc.
  Class A                                   consistent with safety of principal.
                                            Long term growth of capital is an
                                            important secondary investment
                                            objective
 Invesco Global Core Equity Fund --         Long-term growth of capital                  Invesco Advisers, Inc.
  Class A
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 Invesco Growth and Income Fund --          To seek income and long-term growth of       Invesco Advisers, Inc.
  Class A                                   capital
 Invesco International Growth Fund --       Long-term capital growth                     Invesco Advisers, Inc.
  Class A
 Invesco Mid Cap Growth Fund -- Class       To seek capital growth                       Invesco Advisers, Inc.
  A
 Invesco Real Estate Fund -- Class A        Total return through growth of capital       Invesco Advisers, Inc.
                                            and current income
 Invesco Small Cap Discovery Fund --        To seek capital appreciation                 Invesco Advisers, Inc.
  Class A
 Invesco Small Cap Equity Fund --           Long-term growth of capital                  Invesco Advisers, Inc.
  Class A
 Invesco Small Cap Growth Fund --           Long-term growth of capital                  Invesco Advisers, Inc.
  Class A
 Invesco Small Cap Value Fund --            To seek capital appreciation                 Invesco Advisers, Inc.
  Class A
 Ivy Asset Strategy Fund -- Class Y         To seek to provide total return.             Ivy Investment Management Company
 Ivy Global Natural Resources Fund --       Seeks capital growth and appreciation.       Ivy Investment Management Company
  Class Y
 Ivy Large Cap Growth Fund -- Class Y       To seek to provide growth of capital.        Ivy Investment Management Company
 Ivy Science & Technology Fund --           To seek to provide growth of capital.        Ivy Investment Management Company
  Class Y
 Janus Balanced Fund -- Class S             Seeks long-term capital growth,              Janus Capital Management LLC
                                            consistent with preservation of
                                            capital and balanced by current income
 Janus Enterprise Fund -- Class S           Seeks long-term growth of capital            Janus Capital Management LLC
 Janus Forty Fund -- Class S                Seeks long-term growth of capital            Janus Capital Management LLC
 Janus Overseas Fund -- Class S             Seeks long-term growth of capital            Janus Capital Management LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Core Bond Fund -- Class A         Seeks to maximize total return by            JPMorgan Investment Management, Inc.
                                            investing primarily in a diversified
                                            portfolio of intermediate- and
                                            long-term debt securities
 JPMorgan Large Cap Growth Fund --          Seeks long-term capital appreciation         JPMorgan Investment Management, Inc.
  Class A                                   and growth of income by investing
                                            primarily in equity securities.
 JPMorgan Prime Money Market Fund --        Aims to provide the highest possible         JPMorgan Investment Management, Inc.
  Reserve Shares +                          level of current income while still
                                            maintaining liquidity and preserving
                                            capital
 JPMorgan Small Cap Equity Fund --          Seeks capital growth over the long           JPMorgan Investment Management, Inc.
  Class A                                   term
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 10/9/2009.
 JPMorgan Small Cap Growth Fund --          Seeks long-term capital growth               JPMorgan Investment Management, Inc.
  Class A                                   primarily by investing in a portfolio
                                            of equity securities of
                                            small-capitalization and emerging
                                            growth companies
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/12/2011.
 JPMorgan Small Cap Value Fund --           Seeks long-term capital growth               JPMorgan Investment Management, Inc.
  Class A                                   primarily by investing in a portfolio
                                            of equity securities of
                                            small-capitalization companies
 JPMorgan SmartRetirement(R) 2010           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2015           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2020           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2025           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2030           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement(R) 2035           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2040           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2045           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2050           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2055           The fund seeks total return with a           JPMorgan Investment Management, Inc.
  Fund -- Class A                           shift to current income and some
                                            capital appreciation over time as the
                                            fund approaches and passes the target
                                            retirement date.
 JPMorgan SmartRetirement(R) Income         Seeks current income and some capital        JPMorgan Investment Management, Inc.
  Fund -- Class A                           appreciation
 JPMorgan U.S. Equity Fund -- Class A       Seeks to provide high total return           JPMorgan Investment Management, Inc.
                                            from a portfolio of selected equity
                                            securities
 LifePath 2020 Portfolio(R) --              LifePath 2020 Portfolio(R) ("LifePath        BlackRock Advisors, Inc.
  Investor A                                2020 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2020.
 LifePath(R) 2025 Portfolio --              LifePath(R) 2025 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2025 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2025.
 LifePath 2030 Portfolio(R) --              LifePath 2030 Portfolio(R) ("LifePath        BlackRock Fund Advisers
  Investor A                                2030 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2030.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LifePath(R) 2035 Portfolio --              LifePath(R) 2035 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2035 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2035.
 LifePath 2040 Portfolio(R) --              LifePath 2040 Portfolio(R) ("LifePath        BlackRock Fund Advisers
  Investor A                                2040 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2040.
 LifePath(R) 2045 Portfolio --              LifePath(R) 2045 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2045 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2045.
 LifePath(R) 2050 Portfolio --              LifePath(R) 2050 Portfolio (the              BlackRock Fund Advisers
  Investor A                                "LifePath 2050 Portfolio" or the
                                            "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors planning to
                                            retire (or begin to withdraw
                                            substantial portions of their
                                            investment) approximately in the year
                                            2050.
 LifePath 2055 Portfolio(R) --              LifePath 2055(R) Portfolio (the              BlackRock Fund Advisers
  Investor A                                "LifePath 2055 Portfolio" or the
                                            "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors planning to
                                            retire (or begin to withdraw
                                            substantial portions of their
                                            investment) approximately in the year
                                            2055.
 LifePath(R) Retirement Portfolio --        LifePath(R) Retirement Portfolio             BlackRock Fund Advisers
  Investor A                                ("LifePath Retirement Portfolio" or
                                            the "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors seeking income
                                            and moderate long-term growth of
                                            capital.
 LKCM Aquinas Growth Fund                   Capital appreciation                         Luther King Capital Management
                                                                                         Corporation
 LKCM Aquinas Value Fund                    Capital appreciation                         Luther King Capital Management
                                                                                         Corporation

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Loomis Sayles Bond Fund -- Class ADM       High total investment return through a       Loomis, Sayles & Company, L.P.
                                            combination of current income and
                                            capital appreciation
 Lord Abbett Affiliated Fund, Inc. --       Long-term growth of capital and income       Lord, Abbett & Co. LLC
  Class A                                   without excessive fluctuations in
                                            market value
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Lord Abbett Calibrated Dividend            Seeks current income and capital             Lord, Abbett & Co. LLC
  Growth Fund -- Class A                    appreciation
 Lord Abbett Developing Growth Fund         Long-term growth of capital through a        Lord, Abbett & Co. LLC
  -- Class A                                diversified and actively managed
                                            portfolio consisting of developing
                                            growth companies, many of which are
                                            traded over the counter.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/15/2012.
 Lord Abbett Fundamental Equity Fund        Long-term growth of capital and income       Lord, Abbett & Co. LLC
  -- Class A                                without excessive fluctuations in
                                            market value
 Lord Abbett Growth Opportunities           Seeks capital appreciation                   Lord, Abbett & Co. LLC
  Fund -- Class A
 Lord Abbett International Core             Seeks long-term capital appreciation         Lord, Abbett & Co. LLC
  Equity Fund -- Class A
 Lord Abbett Total Return Fund --           Income and capital appreciation to           Lord, Abbett & Co. LLC
  Class A                                   produce a high total return
 Lord Abbett Value Opportunities Fund       Seeks long-term capital appreciation         Lord, Abbett & Co. LLC
  -- Class A
 Massachusetts Investors Trust --           Seeks capital appreciation                   MFS Investment Management
  Class R3
 MassMutual Premier Disciplined             Seeks to outperform the total return         MML Investment Advisers, LLC
  Growth Fund -- Class R4^                  performance of its benchmark index,          Sub-advised by Babson Capital Management
                                            the Russell 1000(R) Growth Index,            LLC
                                            while maintaining risk characteristics
                                            similar to those of the benchmark.
 MassMutual RetireSMART(SM) 2010 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2015 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2020 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2025 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MassMutual RetireSMART(SM) 2030 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2035 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2040 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2045 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2050 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2055 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) in              Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  Retirement Fund -- Class R4               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual Select Blue Chip Growth         Seeks growth of capital over the long        MML Investment Advisers, LLC
  Fund -- Class R4^                         term.                                        Sub-advised by T. Rowe Price Associates,
                                                                                         Inc.
 MassMutual Select Diversified Value        Seeks to achieve long-term growth of         MML Investment Advisers, LLC
  Fund -- Class R4^                         capital and income by investing              Sub-advised by Brandywine Global
                                            primarily in a diversified portfolio         Investment Management, LLC/Loomis,
                                            of equity securities of larger,              Sayles & Company, L.P.
                                            well-established companies.
 MassMutual Select Focused Value Fund       Seeks growth of capital over the             MML Investment Advisers, LLC
  -- Class R4^                              long-term.                                   Sub-advised by Harris Associates L.P.
 MassMutual Select Fundamental Value        Seeks long-term total return.                MML Investment Advisers, LLC
  Fund -- Class R4^                                                                      Sub-advised by Wellington Management
                                                                                         Company, LLP
 MassMutual Select Growth                   Seeks long-term capital appreciation.        MML Investment Advisers, LLC
  Opportunities Fund -- Class R4^                                                        Sub-advised by Sands Capital Management,
                                                                                         LLC/Delaware Investment Fund Advisers

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MassMutual Select Mid Cap Growth           Seeks growth of capital over the             MML Investment Advisers, LLC
  Equity II Fund -- Class R4^               long-term.                                   Sub-advised by T. Rowe Price Associates,
                                                                                         Inc./Frontier Capital Management
                                                                                         Company, LLC
 MassMutual Select Overseas Fund --         Seeks growth of capital over the             MML Investment Advisers, LLC
  Class R4^                                 long-term by investing in foreign            Sub-advised by J.P. Morgan Investment
                                            equity securities.                           Management Inc./ Massachusetts Financial
                                                                                         Services Company/Harris Associates L.P.
 MassMutual Select PIMCO Total Return       Seeks maximum total return, consistent       MML Investment Advisers, LLC
  Fund -- Class R4^                         with preservation of capital and             Sub-advised by Pacific Investment
                                            prudent investment management.               Management Company LLC
 MassMutual Select Strategic Bond           Seeks a superior total rate of return        MML Investment Advisers, LLC
  Fund -- Class R4^                         by investing in fixed income                 Sub-advised by Western Asset Management
                                            instruments.                                 Company/ Western Asset Management
                                                                                         Company Limited
 MFS(R) Emerging Markets Debt Fund --       Seeks total return with an emphasis on       MFS Investment Management
  Class R3                                  high current income, but also
                                            considering capital appreciation
 MFS(R) Government Securities Fund --       Seeks total return with an emphasis on       MFS Investment Management
  Class R3                                  current income, but also considering
                                            capital appreciation
 MFS(R) Growth Fund -- Class R3             Seeks capital appreciation                   MFS Investment Management
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/26/2011.
 MFS(R) International Growth Fund --        Seeks capital appreciation                   MFS Investment Management
  Class R3
 MFS(R) International Value Fund --         Seeks capital appreciation                   MFS Investment Management
  Class R3
 MFS(R) New Discovery Fund -- Class         Seeks capital appreciation                   MFS Investment Management
  R3
 MFS(R) Research Bond Fund -- Class         Seeks total return with an emphasis on       MFS Investment Management
  R3                                        current income, but also considering
                                            capital appreciation
 MFS(R) Research International Fund         Seeks capital appreciation                   MFS Investment Management
  -- Class R3
 MFS(R) Technology Fund -- Class R3         Seeks capital appreciation                   MFS Investment Management
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 MFS(R) Total Return Fund -- Class R3       Seeks total return                           MFS Investment Management
 MFS(R) Utilities Fund -- Class R3          Seeks total return                           MFS Investment Management
 MFS(R) Value Fund -- Class R3              Seeks capital appreciation                   MFS Investment Management
 MM MSCI EAFE(R) International Index        Seeks to provide investment results          MML Investment Advisers, LLC
  Fund -- Class R4^                         approximating (before fees and               Sub-advised by Northern Trust
                                            expenses) the aggregate price and            Investments, Inc.
                                            dividend performance of the securities
                                            included in the MSCI EAFE(R) Index.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MM Russell 2000(R) Small Cap Index         Seeks to provide investment results          MML Investment Advisers, LLC
  Fund -- Class R4^                         approximating (before fees and               Sub-advised by Northern Trust
                                            expenses) the aggregate price and            Investments, Inc.
                                            dividend performance of the securities
                                            included in the Russell 2000(R) Index.
 MM S&P 500(R) Index Fund -- Class          Seeks to approximate as closely as           MML Investment Advisers, LLC
  R4^                                       practicable (before fees and expenses)       Sub-advised by Northern Trust
                                            the capitalization-weighted total rate       Investments, Inc.
                                            of return of that portion of the U.S.
                                            market for publicly-traded common
                                            stocks composed of larger-capitalized
                                            companies.
 MM S&P(R) Mid Cap Index Fund --            Seeks to provide investment results          MML Investment Advisers, LLC
  Class R4^                                 approximating (before fees and               Sub-advised by Northern Trust
                                            expenses) the aggregate price and            Investments, Inc.
                                            dividend performance of the securities
                                            included in the Standard & Poor's
                                            MidCap 400(R) Index (S&P MidCap 400
                                            Index).
 Munder Mid-Cap Core Growth Fund --         Provide long-term capital appreciation       Munder Capital Management
  Class A
 Mutual Beacon Fund -- Class A              Capital appreciation, which may              Franklin Mutual Advisers, LLC
                                            occasionally be short term. The
                                            secondary goal is income.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN MUTUAL BEACON FUND --
   CLASS A.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Mutual Global Discovery Fund --            Capital appreciation                         Franklin Mutual Advisers, LLC
  Class A
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN MUTUAL GLOBAL DISCOVERY
   FUND -- CLASS A.
 Mutual Shares Fund -- Class A              Capital appreciation, which may              Franklin Mutual Advisers, LLC
                                            occasionally be short term. The
                                            secondary goal is income.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN MUTUAL SHARES FUND --
   CLASS A.
 Neuberger Berman Socially Responsive       Seeks long-term growth of capital by         Neuberger Berman Management LLC
  Fund -- Class A                           investing primarily in securities of         Sub-advised by Neuberger Berman LLC
                                            companies that meet the Fund's
                                            financial criteria and social policy
 Nuveen Equity Index Fund -- Class A        Track S&P 500 performance                    Nuveen Fund Advisors
                                                                                         Sub-advised by Nuveen Asset Management,
                                                                                         LLC
 Nuveen Mid Cap Growth Opportunities        Capital appreciation                         Nuveen Fund Advisors
  Fund -- Class A                                                                        Sub-advised by Nuveen Asset Management,
                                                                                         LLC
 Nuveen Mid Cap Index Fund -- Class A       Track S&P 400 Midcap                         Nuveen Fund Advisors
                                                                                         Sub-advised by Nuveen Asset Management,
                                                                                         LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 6/1/2014.
 Nuveen Santa Barbara Dividend Growth       To seek an attractive total return           Nuveen Fund Advisors
  Fund -- Class A                           comprised of income from dividends and       Sub-advised by Santa Barbara Asset
                                            long-term capital appreciation.              Management, LLC
 Nuveen Small Cap Index Fund -- Class       Track Russell 2000 Index performance         Nuveen Fund Advisors
  A                                                                                      Sub-advised by Nuveen Asset Management,
                                                                                         LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 6/1/2014.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Nuveen Small Cap Select Fund --            Capital appreciation                         Nuveen Fund Advisors
  Class A                                                                                Sub-advised by Nuveen Asset Management,
                                                                                         LLC
 Nuveen Tradewinds International            Long-term capital appreciation               Nuveen Fund Advisors
  Value -- Class A                                                                       Sub-advised by Santa Barbara Asset
                                                                                         Management, LLC
 Oppenheimer Developing Markets Fund        Seeks capital appreciation                   OFI Global Asset Management, Inc.
  -- Class A                                                                             Sub-advised by OppenheimerFunds, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 4/13/2013. PLAN SPONSORS
    THAT SELECTED THE SUB-ACCOUNT
    PRIOR TO THE CLOSE OF BUSINESS ON
    7/15/2013 MAY CONTINUE TO OPEN
    ACCOUNTS FOR PARTICIPANTS IN THE
    PLAN.
 Oppenheimer Equity Income Fund --          Provide total return potential by            OFI Global Asset Management, Inc.
  Class A                                   investing in dividend-paying stocks.         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Fund -- Class A         Seeks capital appreciation                   OFI Global Asset Management, Inc.
                                                                                         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Strategic Income        Seeks total return                           OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Gold & Special Minerals        To seek capital appreciation                 OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer International Bond Fund        Seeks total return                           OFI Global Asset Management, Inc.
  -- Class A                                                                             Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer International                  The Fund seeks to achieve high total         OFI Global Asset Management, Inc.
  Diversified Fund -- Class A               return through both capital                  Sub-advised by OppenheimerFunds, Inc.
                                            appreciation and income.
 Oppenheimer International Growth           Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Select             Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund(R) -- Class A                                                                     Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Small-&            Seeks capital appreciation.                  OFI Global Asset Management, Inc.
  Mid-Cap Fund(R) -- Class A                                                             Sub-advised by OppenheimerFunds, Inc.
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    OPPENHEIMER MAIN STREET MID CAP
    FUND -- CLASS A.
 Oppenheimer Real Estate Fund --            Seeks total return                           OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Rising Dividends Fund --       Seeks total return                           OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Small- & Mid-Cap Value         This Fund invests primarily in small         OFI Global Asset Management, Inc.
  Fund -- Class A                           and mid-size company stocks that the         Sub-advised by OppenheimerFunds, Inc.
                                            portfolio manager believes are trading
                                            at a discount relative to their
                                            potential earnings power.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Perkins Mid Cap Value Fund -- Class        Seeks capital appreciation                   Janus Capital Management LLC
  S                                                                                      Sub-advised by Perkins Investment
                                                                                         Management LLC
 PIMCO Real Return Fund -- Class A          Maximum real return, consistent with         Pacific Investment Management Company
                                            preservation of real capital and             LLC
                                            prudent investment management
 PIMCO Total Return Fund -- Class A         Maximum total return, consistent with        Pacific Investment Management Company
                                            preservation of capital and prudent          LLC
                                            investment management
 PIMCO Total Return III Fund -- Class       Maximum total return, consistent with        Pacific Investment Management Company
  Admin                                     preservation of capital and prudent          LLC
                                            investment management
 Pioneer Disciplined Value Fund --          Seeks long-term capital growth               Pioneer Investment Management, Inc.
  Class A
   FORMERLY PIONEER FUNDAMENTAL VALUE
    FUND -- CLASS A
 Pioneer Emerging Markets Fund --           Long-term growth of capital                  Pioneer Investment Management, Inc.
  Class A
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Pioneer Equity Income Fund -- Class        Current income and long-term growth of       Pioneer Investment Management, Inc.
  A                                         capital from a portfolio consisting
                                            primarily of income producing equity
                                            securities of U.S. corporations.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Pioneer Fund -- Class A                    Reasonable income and capital growth.        Pioneer Investment Management, Inc.
 Pioneer Fundamental Growth Fund --         Long-term capital growth                     Pioneer Investment Management, Inc.
  Class A
 Pioneer Mid Cap Value Fund -- Class        Capital appreciation by investing in a       Pioneer Investment Management, Inc.
  A                                         diversified portfolio of equity
                                            securities consisting primarily of
                                            common stocks
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 Pioneer Oak Ridge Small Cap Growth         Capital appreciation                         Pioneer Investment Management, Inc.
  Fund -- Class A                                                                        Sub-advised by Oak Ridge Investments,
                                                                                         LLC
 Pioneer Strategic Income Fund --           High level of current income                 Pioneer Investment Management, Inc.
  Class A
 Prudential Jennison 20/20 Focus Fund       Long-term growth of capital                  Prudential Investments LLC
  -- Class A                                                                             Sub-advised by Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth         Long-term capital appreciation               Prudential Investments LLC
  Fund, Inc. -- Class A                                                                  Sub-advised by Jennison Associates LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 4/9/2013. PLAN SPONSORS
    THAT SELECTED THE SUB-ACCOUNT
    PRIOR TO THE CLOSE OF BUSINESS ON
    5/8/2013 MAY CONTINUE TO OPEN
    ACCOUNTS FOR PARTICIPANTS IN THE
    PLAN.
 Prudential Jennison Natural                Long-term growth of capital                  Prudential Investments LLC
  Resources Fund, Inc. -- Class A                                                        Sub-advised by Jennison Associates LLC
 Putnam Equity Income Fund -- Class A       Capital growth and current income            Putnam Investment Management, LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Advantage Fund --        High current income. Capital growth is       Putnam Investment Management, LLC
  Class A                                   a secondary goal when consistent with
                                            achieving high current income.
 Putnam International Capital               Long-term capital appreciation               Putnam Investment Management, LLC
  Opportunities Fund -- Class A
 RidgeWorth Large Cap Value Equity          Seeks to provide a high level of             RidgeWorth Investments
  Fund -- Class A                           capital appreciation. As a secondary         Sub-advised by Ceredex Value Advisors
                                            goal, the Fund also seeks to provide         LLC
                                            current income.
 RidgeWorth Mid-Cap Value Equity Fund       Seeks to provide capital appreciation.       RidgeWorth Investments
  -- Class A                                As a secondary goal, the Fund also           Sub-advised by Ceredex Value Advisors
                                            seeks to provide current income.             LLC
 RidgeWorth Small Cap Value Equity          Seeks to provide capital appreciation.       RidgeWorth Investments
  Fund -- Class A                           As a secondary goal, the Fund also           Sub-advised by Ceredex Value Advisors
                                            seeks to provide current income.             LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 4/20/2012.
 RidgeWorth Total Return Bond Fund --       Seeks total return (comprised of             RidgeWorth Investments
  Class A                                   capital appreciation and income) that        Sub-advised by Seix Investment Advisors
                                            consistently exceeds the total return        LLC
                                            of the broad U.S. investment grade
                                            bond market.
 Royce Total Return Fund -- Class K         Long-term growth of capital and              Royce & Associates, LLC
                                            current income
 Royce Value Fund -- Class K                Long-term growth of capital                  Royce & Associates, LLC
 Russell LifePoints(R) Balanced             Seeks to provide above average capital       Russell Investment Management Company
  Strategy Fund -- Class R2                 appreciation and a moderate level of         (RIMCo)
                                            current income.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Russell LifePoints(R) Conservative         Seeks to provide high current income         Russell Investment Management Company
  Strategy Fund -- Class R2                 and low long term capital appreciation       (RIMCo)
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Russell LifePoints(R) Equity Growth        Seeks to provide high long term              Russell Investment Management Company
  Strategy Fund -- Class R2                 capital appreciation                         (RIMCo)
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Russell LifePoints(R) Growth               Seeks to provide high long term              Russell Investment Management Company
  Strategy Fund -- Class R2                 capital appreciation with low current        (RIMCo)
                                            income
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Russell LifePoints(R) Moderate             Seeks to provide high current income         Russell Investment Management Company
  Strategy Fund -- Class R2                 and moderate long term capital               (RIMCo)
                                            appreciation
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 T. Rowe Price Equity Income Fund --        Seeks a high level of dividend income        T. Rowe Price Associates, Inc.
  Class R                                   and long-term capital growth primarily
                                            through investments in stocks.
 T. Rowe Price Growth Stock Fund,           Seeks long-term capital growth through       T. Rowe Price Associates, Inc.
  Inc. -- Class R                           investments in stocks.
 Templeton Foreign Fund -- Class A          Long-term capital growth.                    Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class        Current income with capital                  Franklin Advisers, Inc.
  A                                         appreciation and growth of income.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Opportunities Trust       Long-term capital growth.                    Templeton Investment Counsel, LLC
  -- Class A                                                                             Sub-advised by Franklin Templeton
                                                                                         Investments (Asia) Limited
 The Hartford Balanced Allocation           Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Fund -- Class R4                          and income                                   LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   EFFECTIVE 5/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   HARTFORD MODERATE ALLOCATION FUND
   -- CLASS R4.
 The Hartford Balanced Income Fund --       Seeks to provide current income with         Hartford Investment Financial Services,
  Class R4                                  growth of capital as a secondary             LLC
                                            objective                                    Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Capital Appreciation          Seeks growth of capital                      Hartford Investment Financial Services,
  Fund -- Class R4                                                                       LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Checks and Balances           Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Fund -- Class R4                          and income                                   LLC
 The Hartford Conservative Allocation       Seeks current income and long-term           Hartford Investment Financial Services,
  Fund -- Class R4                          capital appreciation                         LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Dividend and Growth           Seeks a high level of current income         Hartford Investment Financial Services,
  Fund -- Class R4                          consistent with growth of capital            LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Equity Income Fund --         Seeks a high level of current income         Hartford Investment Financial Services,
  Class R4                                  consistent with growth of capital            LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Global All-Asset Fund         Seeks to provide long-term total             Hartford Investment Financial Services,
  -- Class R4                               return                                       LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Global Capital                Seeks growth of capital                      Hartford Investment Financial Services,
  Appreciation Fund -- Class R4                                                          LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   FORMERLY THE HARTFORD CAPITAL
    APPRECIATION II FUND -- CLASS R4
 The Hartford Growth Allocation Fund        Seeks long-term capital appreciation         Hartford Investment Financial Services,
  -- Class R4                                                                            LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Growth Opportunities          Seeks capital appreciation                   Hartford Investment Financial Services,
  Fund -- Class R4                                                                       LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Healthcare Fund --            Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Class R4                                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford High Yield Fund --            Seeks to provide high current income,        Hartford Investment Financial Services,
  Class R4                                  and long-term total return                   LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Inflation Plus Fund --        Seeks a total return that exceeds the        Hartford Investment Financial Services,
  Class R4                                  rate of inflation over an economic           LLC
                                            cycle                                        Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford International                 Seeks long-term growth of capital            Hartford Investment Financial Services,
  Opportunities Fund -- Class R4                                                         LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford International Small           Seeks capital appreciation                   Hartford Investment Financial Services,
  Company Fund -- Class R4                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Midcap Fund -- Class R4       Seeks long-term growth of capital            Hartford Investment Financial Services,
                                                                                         LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford MidCap Value Fund --          Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Class R4                                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Small Company Fund --         Seeks growth of capital                      Hartford Investment Financial Services,
  Class R4                                                                               LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
 The Hartford Target Retirement 2010        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2015        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2020        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2025        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2030        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Target Retirement 2035        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2040        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2045        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Target Retirement 2050        Maximize total return and secondarily,       Hartford Investment Financial Services,
  Fund -- Class R4*                         to seek capital preservation                 LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 1/31/2014.
 The Hartford Total Return Bond Fund        Seeks a competitive total return, with       Hartford Investment Financial Services,
  -- Class R4                               income as a secondary objective              LLC
                                                                                         Sub-advised by Wellington Management
                                                                                         Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Thornburg Core Growth Fund -- Class        Long-term growth of capital                  Thornburg Investment Management, Inc.
  R4
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2011.
 Thornburg International Value Fund         Long-term capital appreciation               Thornburg Investment Management, Inc.
  -- Class R4
 Thornburg Value Fund -- Class R4           Long-term capital appreciation               Thornburg Investment Management, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2013.
 TIAA-CREF Bond Index Fund --               Seeks a favorable long-term total            Teachers Advisors, Inc.
  Retirement Class                          return, mainly from current income, by
                                            primarily investing in a portfolio of
                                            fixed-income securities that is
                                            designed to produce a return that
                                            corresponds with the total return of
                                            the U.S. investment-grade bond market
                                            based on a broad bond index.
 TIAA-CREF Equity Index Fund --             Seeks a favorable long-term total            Teachers Advisors, Inc.
  Retirement Class                          return, mainly through capital
                                            appreciation, by investing primarily
                                            in a portfolio of equity securities
                                            selected to track the overall U.S.
                                            equity markets based on a market
                                            index.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TIAA-CREF Large-Cap Growth Index           Seeks a favorable long-term total            Teachers Advisors, Inc.
  Fund -- Retirement Class                  return, mainly through capital
                                            appreciation, by investing primarily
                                            in a portfolio of equity securities of
                                            large domestic growth companies based
                                            on a market index.
 TIAA-CREF Large-Cap Value Index Fund       Seeks a favorable long-term total            Teachers Advisors, Inc.
  -- Retirement Class                       return, mainly through capital
                                            appreciation, by investing primarily
                                            in a portfolio of equity securities of
                                            large domestic value companies based
                                            on a market index.
 Timothy Plan Large/Mid-Cap Value           Long-term growth of capital, with            Timothy Partners, Ltd
  Fund -- Class A                           secondary objective of current income.       Sub-advised by Westwood Management Corp
 UBS Dynamic Alpha Fund -- Class A          Seeks to maximize total return,              UBS Global Asset Management (Americas)
                                            consisting of capital appreciation and       Inc.
                                            current income
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 UBS Global Allocation Fund -- Class        Seeks to maximize total return,              UBS Global Asset Management (Americas)
  A                                         consisting of capital appreciation and       Inc.
                                            current income
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 5/3/2010.
 Victory Diversified Stock Fund --          Provide long-term growth of capital          Victory Capital Management Inc.
  Class A
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Victory Established Value Fund --          Seeks long term capital growth by            Victory Capital Management Inc.
  Class A                                   investing primarily in common stocks
 Victory Small Company Opportunity          Provide capital appreciation                 Victory Capital Management Inc.
  Fund -- Class A
 Victory Special Value Fund -- Class        Long-term growth of capital and              Victory Capital Management Inc.
  A                                         dividend income
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2013.
 Wells Fargo Advantage Asset                Long-term total return, consisting of        Wells Fargo Funds Management, LLC
  Allocation Fund -- Class A                capital appreciation and current             Sub-advised by Grantham, Mayo, Van
                                            income                                       Otterloo & Co. (GMO)
 Wells Fargo Advantage Emerging             Long-term capital appreciation               Wells Fargo Funds Management, LLC
  Markets Equity Fund -- Class A                                                         Sub-advised by Wells Capital Management,
                                                                                         Inc.
   CLOSED TO CONTRACTS EFFECTIVE
    12/31/2013. PLAN SPONSORS THAT
    SELECTED THE SUB-ACCOUNT PRIOR TO
    1/31/2014 AND WHO COMPLETE THE
    ADDITION OF THE SUB-ACCOUNT AS A
    PLAN INVESTMENT OPTION ON OR
    BEFORE 6/30/2014, MAY OPEN NEW
    ACCOUNTS FOR PARTICIPANTS IN THE
    PLAN.
 Wells Fargo Advantage International        Long-term capital appreciation               Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                                 Sub-advised by Wells Capital Management,
                                                                                         Inc.
 Wells Fargo Advantage Utility and          Total return, consisting of income and       Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A        capital appreciation                         Sub-advised by Crow Point Partners, LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation                 Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Institutional Fund -- Class I
 Alger Mid Cap Growth Institutional         Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Fund -- Class I
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 8/1/2012.
 Alger Small Cap Growth Institutional       Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Fund -- Class I
HARTFORD SERIES FUND, INC.
 Hartford Index HLS Fund -- Class IB        Seeks to provide investment results          Hartford Funds Management Company, LLC
                                            which approximate the price and yield        Sub-advised by Hartford Investment
                                            performance of publicly traded common        Management Company
                                            stocks in the aggregate.



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.
* Effective 6/20/2014, the Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account values. The Sub-Account will be liquidated on or about 6/25/2014.
^    The Sub-Account will be open for Contributions effective 6/1/2014.



    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    CHANGES TO THE FUNDS AND SEPARATE ACCOUNT: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value) as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.

    We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund's availability.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to Financial Intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.85% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.


    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.



    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.massmutual.com/rsgovnp or call 1-800-528-9009. Written information will be provided upon request.



    ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to The National Association of Police Officers in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



    MassMutual also pays additional fees in order to sponsor certain programs offered through the organization including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of the organization.



    For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:

       - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

       - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other plan related expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts "Plan

       Related Expenses." Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

       - TRANSFER TO AN APPROVED PLAN RELATED INVESTMENT ACCOUNT -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

    We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.

    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL TOTAL VALUE OF THE AGGREGATE PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE PROGRAM AND ADMINISTRATIVE CHARGE ON A GOING FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:

    METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.

    If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

    We may reduce the Program and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for program and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund's prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.

    Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Hartford will reimburse the Plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participants to one Sub-Account transfer request each Valuation Day. WE COUNT ALL SUB-ACCOUNT TRANSFER ACTIVITY THAT OCCURS ON ANY ONE VALUATION DAY AS ONE "SUB-ACCOUNT TRANSFER," HOWEVER, YOU CANNOT TRANSFER THE SAME PARTICIPANT ACCOUNT VALUE MORE THAN ONCE A VALUATION DAY.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.


       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.


    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.


    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:

       - Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant's Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.


    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the propor tions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.massmutual.com/rsgovnp.


    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant's Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement. (See "How are Contributions made to establish my Annuity Account?")

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS


    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")


    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED?

    We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract. (See "Can a Contract be modified?").

    Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive due proof of death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".


    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111-0001.

    MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of January 1, 2013, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:



    Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2013, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.9 million.



    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?


    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583



You can also send inquiries to us electronically via the internet through our website at retire.massmutual.com/rsgovnp.


    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                   PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                3
 Total Return for all Sub-Accounts                                             3
 Yield for Sub-Accounts                                                        3
 Money Market Sub-Accounts                                                     3
 Additional Materials                                                          4
 Performance Comparisons                                                       4
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

                   APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.


    The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.


    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of

                                    APP TAX-1
company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

                                    APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


H. TAX-QUALIFIED RETIREMENT PLANS


    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified

                                    APP TAX-3

Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA

                                    APP TAX-4
must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS


    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules applied to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value


                                    APP TAX-5
may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN


    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($17,500 in 2014) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($5,500 in 2014). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($17,500 in 2014) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($5,500 in 2014). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement

                                    APP TAX-6
benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($17,500 for 2014). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($5,500 in 2014); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or

                                    APP TAX-7

Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

                                    APP TAX-8

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the

                                    APP TAX-9
extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.


    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.


    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover,

                                    APP TAX-10
including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

                                    APP TAX-11

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL PROGRAM AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.


                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.760          $17.118          $17.389          $15.522               $-
Accumulation unit value at end of period     $20.766          $18.760          $17.118          $17.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.884          $16.525          $16.997          $15.363               $-
Accumulation unit value at end of period     $19.551          $17.884          $16.525          $16.997               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                0                -
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.367          $17.497          $17.994          $15.996               $-
Accumulation unit value at end of period     $21.937          $19.367          $17.497          $17.994               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.463          $16.891          $17.588          $15.833               $-
Accumulation unit value at end of period     $20.654          $18.463          $16.891          $17.588               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                9                7                -


                                    APP I-1

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.822          $17.836          $18.588          $16.462               $-
Accumulation unit value at end of period     $22.905          $19.822          $17.836          $18.588               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.897          $17.218          $18.170          $16.294               $-
Accumulation unit value at end of period     $21.565          $18.897          $17.218          $18.170               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               13                8                -
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.221          $18.070          $19.074          $16.872               $-
Accumulation unit value at end of period     $23.904          $20.221          $18.070          $19.074               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.277          $17.444          $18.645          $16.700               $-
Accumulation unit value at end of period     $22.506          $19.277          $17.444          $18.645               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8                4                -
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.170          $17.876          $19.103          $16.936               $-
Accumulation unit value at end of period     $24.370          $20.170          $17.876          $19.103               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.229          $17.256          $18.673          $16.763               $-
Accumulation unit value at end of period     $22.944          $19.229          $17.256          $18.673               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                7                5                -
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.012          $17.652          $19.048          $16.903               $-
Accumulation unit value at end of period     $24.549          $20.012          $17.652          $19.048               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.079          $17.040          $18.619          $16.730               $-
Accumulation unit value at end of period     $23.113          $19.079          $17.040          $18.619               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                2                -


                                    APP I-2

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.951          $17.552          $19.019          $16.896               $-
Accumulation unit value at end of period     $24.758          $19.951          $17.552          $19.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.020          $16.943          $18.591          $16.723               $-
Accumulation unit value at end of period     $23.310          $19.020          $16.943          $18.591               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                0                -
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.939          $17.449          $18.979          $16.894               $-
Accumulation unit value at end of period     $24.813          $19.939          $17.449          $18.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.009          $16.843          $18.552          $16.721               $-
Accumulation unit value at end of period     $23.361          $19.009          $16.843          $18.552               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                0                -
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.123          $10.585          $11.525          $10.881               $-
Accumulation unit value at end of period     $15.117          $12.123          $10.585          $11.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.699          $10.343          $11.403          $10.856               $-
Accumulation unit value at end of period     $14.408          $11.699          $10.343          $11.403               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.120          $10.583          $11.548          $10.887               $-
Accumulation unit value at end of period     $15.123          $12.120          $10.583          $11.548               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.696          $10.341          $11.426          $10.862               $-
Accumulation unit value at end of period     $14.413          $11.696          $10.341          $11.426               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -


                                    APP I-3

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.630          $10.698          $11.680           $9.232               $-
Accumulation unit value at end of period     $17.331          $12.630          $10.698          $11.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.914          $10.219          $11.297           $9.041           $7.849
Accumulation unit value at end of period     $16.146          $11.914          $10.219          $11.297           $9.041
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               20               12                6
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.236          $10.498          $10.195               $-               $-
Accumulation unit value at end of period     $10.994          $11.236          $10.498               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.975          $10.382          $10.167               $-               $-
Accumulation unit value at end of period     $10.605          $10.975          $10.382               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.861          $10.002          $10.291               $-               $-
Accumulation unit value at end of period     $12.647          $11.861          $10.002               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.586           $9.891          $10.263               $-               $-
Accumulation unit value at end of period     $12.200          $11.586           $9.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.097           $7.017           $8.404           $7.478
Accumulation unit value at end of period      $9.174           $8.097           $7.017           $8.404
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.587           $9.289          $11.266          $10.151               $-
Accumulation unit value at end of period     $11.846          $10.587           $9.289          $11.266               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               17               19               16                -


                                    APP I-4

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.850          $13.879          $17.392          $16.823               $-
Accumulation unit value at end of period     $19.347          $15.850          $13.879          $17.392               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.683           $7.698           $9.769           $9.568               $-
Accumulation unit value at end of period     $10.467           $8.683           $7.698           $9.769               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               40               42                -
ALLIANZGI NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.974           $8.755           $8.493           $7.510               $-
Accumulation unit value at end of period     $12.831           $9.974           $8.755           $8.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $8.362           $8.214           $7.355           $6.536
Accumulation unit value at end of period     $11.953           $9.409           $8.362           $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                 112              108              102               57               27
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $8.712          $10.619               $-               $-
Accumulation unit value at end of period     $11.660          $10.579           $8.712               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.333           $8.616          $10.590               $-               $-
Accumulation unit value at end of period     $11.247          $10.333           $8.616               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.734          $11.191          $10.455          $10.110               $-
Accumulation unit value at end of period     $11.425          $11.734          $11.191          $10.455               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.324          $10.936          $10.345          $10.087               $-
Accumulation unit value at end of period     $10.889          $11.324          $10.936          $10.345               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -


                                    APP I-5

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.257           $8.843           $8.515               $-               $-
Accumulation unit value at end of period     $13.604          $10.257           $8.843               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.960          $10.441          $10.180               $-               $-
Accumulation unit value at end of period     $15.667          $11.960          $10.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                -                -
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.434          $20.168          $19.523          $17.276               $-
Accumulation unit value at end of period     $26.763          $22.434          $20.168          $19.523               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.589          $15.101          $14.802          $13.263          $12.294
Accumulation unit value at end of period     $19.545          $16.589          $15.101          $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  32               43               44               31               29
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.125          $18.590          $18.808          $16.024               $-
Accumulation unit value at end of period     $27.268          $21.125          $18.590          $18.808               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.140          $17.946          $18.384          $15.860               $-
Accumulation unit value at end of period     $25.673          $20.140          $17.946          $18.384               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                1                0                -
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.550          $11.669          $11.784          $11.008               $-
Accumulation unit value at end of period     $17.575          $13.550          $11.669          $11.784               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.076          $11.403          $11.660          $10.982               $-
Accumulation unit value at end of period     $16.750          $13.076          $11.403          $11.660               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1                1                -


                                    APP I-6

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.001          $10.000               $-
Accumulation unit value at end of period     $10.004          $10.003          $10.002          $10.001               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37                7                6                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.653           $9.774           $9.896           $9.977               $-
Accumulation unit value at end of period      $9.534           $9.653           $9.774           $9.896               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                3                0                0                -
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.458          $14.145          $15.194          $14.558               $-
Accumulation unit value at end of period     $22.136          $16.458          $14.145          $15.194               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.158          $14.933          $16.242          $15.691               $-
Accumulation unit value at end of period     $22.791          $17.158          $14.933          $16.242               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3                1                -
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.004          $16.493          $17.971          $14.548               $-
Accumulation unit value at end of period     $24.890          $19.004          $16.493          $17.971               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.308          $11.694          $12.903          $10.576               $-
Accumulation unit value at end of period     $17.215          $13.308          $11.694          $12.903               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                6                9               10                -
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.248           $9.748           $9.748           $8.581               $-
Accumulation unit value at end of period     $15.339          $11.248           $9.748           $9.748               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  73               83               75                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.219          $10.723          $10.858           $9.678               $-
Accumulation unit value at end of period     $16.457          $12.219          $10.723          $10.858               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               39               24                -


                                    APP I-7

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.733           $9.591           $9.183           $8.187               $-
Accumulation unit value at end of period     $13.684          $10.733           $9.591           $9.183               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 151              165                                                  -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.178          $11.020          $10.684           $9.645           $8.676
Accumulation unit value at end of period     $15.335          $12.178          $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  71               64               48               37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.757           $9.654           $9.422           $8.671               $-
Accumulation unit value at end of period     $12.317          $10.757           $9.654           $9.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  46               43               37                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.250          $11.133          $11.002          $10.252           $9.531
Accumulation unit value at end of period     $13.853          $12.250          $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 386              439              461              444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $54.513          $45.898          $49.800          $46.260               $-
Accumulation unit value at end of period     $67.874          $54.513          $45.898          $49.800               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               23               21                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.402          $13.131          $14.427          $13.570          $12.289
Accumulation unit value at end of period     $18.939          $15.402          $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 171              206              197              158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.710          $15.738          $18.268          $16.749               $-
Accumulation unit value at end of period     $22.412          $18.710          $15.738          $18.268               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 169              156               33                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.710          $15.084          $17.730          $16.460          $15.060
Accumulation unit value at end of period     $20.951          $17.710          $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 167              188              178              163              136


                                    APP I-8

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $9.059           $9.265           $8.149               $-
Accumulation unit value at end of period     $13.868          $10.579           $9.059           $9.265               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101              100               14               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.233          $10.607          $10.984           $9.783           $8.809
Accumulation unit value at end of period     $15.837          $12.233          $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 206              261              274              285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.231           $9.328          $10.132           $9.018               $-
Accumulation unit value at end of period     $14.198          $11.231           $9.328          $10.132               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               64                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.253          $11.146          $12.259          $11.048           $9.885
Accumulation unit value at end of period     $16.547          $13.253          $11.146          $12.259          $11.048
Number of accumulation units outstanding
 at end of period (in thousands)                 106              100              100               82               67
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.155          $11.515          $10.848          $10.143               $-
Accumulation unit value at end of period     $11.876          $12.155          $11.515          $10.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.939          $11.453          $10.925          $10.344           $9.935
Accumulation unit value at end of period     $11.520          $11.939          $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 154              173              187              202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.777          $13.126          $13.838          $12.360               $-
Accumulation unit value at end of period     $21.050          $15.777          $13.126          $13.838               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 234              226              114               97                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.451          $11.332          $12.097          $10.941           $9.929
Accumulation unit value at end of period     $17.725          $13.451          $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 443              520              495              492              482


                                    APP I-9

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.075           $9.925           $9.435           $8.455               $-
Accumulation unit value at end of period     $13.042          $11.075           $9.925           $9.435               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.486          $11.330          $10.906           $9.896           $8.917
Accumulation unit value at end of period     $14.521          $12.486          $11.330          $10.906           $9.896
Number of accumulation units outstanding
 at end of period (in thousands)                 154              164              175              156              162
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.071           $8.742           $8.931           $8.083               $-
Accumulation unit value at end of period     $13.287          $10.071           $8.742           $8.931               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               49                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.199           $9.844          $10.183           $9.332               $-
Accumulation unit value at end of period     $14.593          $11.199           $9.844          $10.183               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 174              180              156              143                -
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.338           $9.174           $9.753           $8.630               $-
Accumulation unit value at end of period     $16.208          $11.338           $9.174           $9.753               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.241          $10.849          $11.680          $10.464               $-
Accumulation unit value at end of period     $18.695          $13.241          $10.849          $11.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               24               19                -
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.193           $9.094           $8.525           $7.547               $-
Accumulation unit value at end of period     $13.400          $10.193           $9.094           $8.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               19               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.584          $10.465           $9.933           $8.904           $7.971
Accumulation unit value at end of period     $15.039          $11.584          $10.465           $9.933           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  88               97               85               96               93


                                    APP I-10

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.519          $12.658          $12.590          $11.347               $-
Accumulation unit value at end of period     $19.092          $14.519          $12.658          $12.590               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.012          $12.369          $12.458          $11.321               $-
Accumulation unit value at end of period     $18.196          $14.012          $12.369          $12.458               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                3                0                -
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.395          $11.939          $11.787          $10.695               $-
Accumulation unit value at end of period     $15.677          $12.395          $11.939          $11.787               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.962          $11.667          $11.663          $10.670               $-
Accumulation unit value at end of period     $14.941          $11.962          $11.667          $11.663               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.669          $12.002          $11.470          $10.809               $-
Accumulation unit value at end of period     $18.295          $13.669          $12.002          $11.470               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               19               31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.191          $11.728          $11.350          $10.784               $-
Accumulation unit value at end of period     $17.437          $13.191          $11.728          $11.350               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4                -                -
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.682          $17.276          $19.012          $15.936               $-
Accumulation unit value at end of period     $26.334          $19.682          $17.276          $19.012               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.763          $16.677          $18.584          $15.773          $13.985
Accumulation unit value at end of period     $24.794          $18.763          $16.677          $18.584          $15.773
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                0                -


                                    APP I-11

                                                                      YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                   2013             2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $21.138          $18.886          $17.885          $15.839               $-
Accumulation unit value at end of period      $26.284          $21.138          $18.886          $17.885               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   48               21               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $20.152          $18.232          $17.482          $15.677          $14.218
Accumulation unit value at end of period      $24.747          $20.152          $18.232          $17.482          $15.677
Number of accumulation units outstanding
 at end of period (in thousands)                   31               22               12                5                0
BLACKROCK FLEXIBLE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $22.078          $19.901          $21.074          $17.476               $-
Accumulation unit value at end of period      $27.319          $22.078          $19.901          $21.074               $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $21.048          $19.211          $20.600          $17.297          $15.294
Accumulation unit value at end of period      $25.721          $21.048          $19.211          $20.600          $17.297
Number of accumulation units outstanding
 at end of period (in thousands)                    2                2                1                0                0
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $12.247          $11.132          $11.561          $10.524               $-
Accumulation unit value at end of period      $14.014          $12.247          $11.132          $11.561               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  149              144                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $13.832          $12.731          $13.388          $12.340          $11.482
Accumulation unit value at end of period      $15.631          $13.832          $12.731          $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                  117              128               98               62               43
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $11.881          $10.067          $11.763          $10.623               $-
Accumulation unit value at end of period      $14.511          $11.881          $10.067          $11.763               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   45               86               81                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $11.466           $9.837          $11.639          $10.599               $-
Accumulation unit value at end of period      $13.830          $11.466           $9.837          $11.639               $-
Number of accumulation units outstanding
 at end of period (in thousands)                    6               12                4                2                -


                                    APP I-12

                                                                      YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                   2013             2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $11.296           $9.979          $10.038           $7.987               $-
Accumulation unit value at end of period      $15.057          $11.296           $9.979          $10.038               $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $13.340          $11.932          $12.155           $9.793           $8.616
Accumulation unit value at end of period      $17.560          $13.340          $11.932          $12.155           $9.793
Number of accumulation units outstanding
 at end of period (in thousands)                   22               14               20               14               17
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $11.027          $10.073          $10.164           $8.334               $-
Accumulation unit value at end of period      $15.971          $11.027          $10.073          $10.164               $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $12.376          $11.447          $11.695           $9.710           $8.851
Accumulation unit value at end of period      $17.702          $12.376          $11.447          $11.695           $9.710
Number of accumulation units outstanding
 at end of period (in thousands)                    5                8               10                9                6
CALAMOS GLOBAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $10.914          $10.000               $-               $-               $-
Accumulation unit value at end of period      $13.047          $10.914               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $10.783          $10.000               $-               $-               $-
Accumulation unit value at end of period      $12.730          $10.783               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                -                -                -                -
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $13.365          $12.413          $11.755          $11.072               $-
Accumulation unit value at end of period      $13.017          $13.365          $12.413          $11.755               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   13                8                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $12.987          $12.213          $11.711          $11.170               $-
Accumulation unit value at end of period      $12.491          $12.987          $12.213          $11.711               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   33               37               44               37                -


                                    APP I-13

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.059          $16.498          $16.875          $14.395               $-
Accumulation unit value at end of period     $24.857          $19.059          $16.498          $16.875               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               35                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.615          $11.057          $11.452           $9.892           $8.900
Accumulation unit value at end of period     $16.248          $12.615          $11.057          $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               66               48               26
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.287          $11.312          $11.022          $10.354               $-
Accumulation unit value at end of period     $12.196          $12.287          $11.312          $11.022               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.591          $10.805          $10.660          $10.140           $9.559
Accumulation unit value at end of period     $11.361          $11.591          $10.805          $10.660          $10.140
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35               37               42               32
CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.292           $9.779          $10.349               $-               $-
Accumulation unit value at end of period     $14.599          $11.292           $9.779               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.029           $9.671          $10.321               $-               $-
Accumulation unit value at end of period     $14.081          $11.029           $9.671               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -
CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.993          $19.450          $20.190          $16.540               $-
Accumulation unit value at end of period     $31.543          $22.993          $19.450          $20.190               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.921          $18.776          $19.735          $16.371          $15.003
Accumulation unit value at end of period     $29.698          $21.921          $18.776          $19.735          $16.371
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                0


                                    APP I-14

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE SMALL CAP GROWTH FUND --
 CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.019          $10.958          $10.895           $8.696               $-
Accumulation unit value at end of period     $18.886          $13.019          $10.958          $10.895               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.340          $10.410           $8.413               $-
Accumulation unit value at end of period     $17.382          $12.132          $10.340          $10.410               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3                2                -
CLEARBRIDGE SMALL CAP GROWTH FUND --
 CLASS FI
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.019               $-               $-               $-               $-
Accumulation unit value at end of period     $18.886               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132               $-               $-               $-               $-
Accumulation unit value at end of period     $17.382               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
COLUMBIA ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.387          $21.584          $22.698          $18.071               $-
Accumulation unit value at end of period     $33.136          $25.387          $21.584          $22.698               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               10               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.203          $20.836          $22.188          $17.886          $15.789
Accumulation unit value at end of period     $31.198          $24.203          $20.836          $22.188          $17.886
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9                5                1                1
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.276          $19.671          $19.907          $17.175               $-
Accumulation unit value at end of period     $31.518          $23.276          $19.671          $19.907               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.190          $18.989          $19.459          $16.999          $15.336
Accumulation unit value at end of period     $29.675          $22.190          $18.989          $19.459          $16.999
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                0                0                0


                                    APP I-15

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.506           $8.282           $8.764               $-               $-
Accumulation unit value at end of period     $12.466           $9.506           $8.282               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.858           $7.814           $8.374               $-               $-
Accumulation unit value at end of period     $11.472           $8.858           $7.814               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.723          $17.644          $20.133          $17.215               $-
Accumulation unit value at end of period     $28.021          $19.723          $17.644          $20.133               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.803          $17.033          $19.680          $17.039          $14.945
Accumulation unit value at end of period     $26.382          $18.803          $17.033          $19.680          $17.039
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                0                0
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.633           $9.469           $9.640           $8.071               $-
Accumulation unit value at end of period     $14.408          $10.633           $9.469           $9.640               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.809          $10.649          $10.977           $9.306               $-
Accumulation unit value at end of period     $15.804          $11.809          $10.649          $10.977               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               24               22               16                -
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.950           $8.542           $8.924           $7.259               $-
Accumulation unit value at end of period     $13.448           $9.950           $8.542           $8.924               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.276           $8.063           $8.530           $7.026           $6.200
Accumulation unit value at end of period     $12.381           $9.276           $8.063           $8.530           $7.026
Number of accumulation units outstanding
 at end of period (in thousands)                  22               27               22               34               29


                                    APP I-16

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.146           $8.587           $9.377           $7.647               $-
Accumulation unit value at end of period     $13.708          $10.146           $8.587           $9.377               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.455           $8.103           $8.959           $7.398           $6.470
Accumulation unit value at end of period     $12.615           $9.455           $8.103           $8.959           $7.398
Number of accumulation units outstanding
 at end of period (in thousands)                  14               19               18               14                9
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.676          $11.796          $12.399          $10.754               $-
Accumulation unit value at end of period     $15.632          $12.676          $11.796          $12.399               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.399          $14.510          $15.444          $13.564          $11.675
Accumulation unit value at end of period     $18.755          $15.399          $14.510          $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                2                1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.226          $11.348          $12.208          $10.581               $-
Accumulation unit value at end of period     $15.451          $12.226          $11.348          $12.208               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.393          $10.708          $11.665          $10.238           $8.798
Accumulation unit value at end of period     $14.220          $11.393          $10.708          $11.665          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                5                4                3
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.880          $12.280          $12.672          $11.525               $-
Accumulation unit value at end of period     $18.851          $13.880          $12.280          $12.672               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.395          $12.000          $12.539          $11.498               $-
Accumulation unit value at end of period     $17.966          $13.395          $12.000          $12.539               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -


                                    APP I-17

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.684          $21.316          $22.734          $18.083               $-
Accumulation unit value at end of period     $31.703          $23.684          $21.316          $22.734               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.579          $20.577          $22.222          $17.898               $-
Accumulation unit value at end of period     $29.849          $22.579          $20.577          $22.222               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $39.124          $34.707          $36.451          $32.513               $-
Accumulation unit value at end of period     $52.645          $39.124          $34.707          $36.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9                5                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.820          $12.414          $13.202          $11.924          $10.593
Accumulation unit value at end of period     $18.366          $13.820          $12.414          $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  86               94               93               82               90
DELAWARE DIVERSIFIED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.653          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.506          $10.653               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.525          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.251          $10.525               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -
DELAWARE EXTENDED DURATION BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.607          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.142          $11.607               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.468          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.871          $11.468               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-18

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
DOMINI SOCIAL EQUITY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $36.839          $33.090          $36.315               $-               $-
Accumulation unit value at end of period     $48.941          $36.839          $33.090               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.380          $10.350          $11.455               $-               $-
Accumulation unit value at end of period     $14.931          $11.380          $10.350               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.785          $12.329          $11.476          $10.827               $-
Accumulation unit value at end of period     $12.453          $12.785          $12.329          $11.476               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 197              169               34                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.060          $11.776          $11.099          $10.603          $10.431
Accumulation unit value at end of period     $11.601          $12.060          $11.776          $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  88               93               79               43               32
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $43.626          $37.222          $38.060          $30.200               $-
Accumulation unit value at end of period     $57.963          $43.626          $37.222          $38.060               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               11                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.204          $12.272          $12.706          $10.209           $9.006
Accumulation unit value at end of period     $18.638          $14.204          $12.272          $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  37               40               34               25               25
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.208           $9.708           $9.550           $8.337               $-
Accumulation unit value at end of period     $14.768          $11.208           $9.708           $9.550               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 139              101                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.573           $9.273           $9.237           $8.164           $7.324
Accumulation unit value at end of period     $13.758          $10.573           $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  95               99               85               52               40


                                    APP I-19

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $31.747          $27.365          $27.142          $21.534               $-
Accumulation unit value at end of period     $44.687          $31.747          $27.365          $27.142               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                9                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.540          $11.818          $11.869           $9.535               $-
Accumulation unit value at end of period     $18.823          $13.540          $11.818          $11.869               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               24               18                -
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.958          $16.438          $17.341               $-               $-
Accumulation unit value at end of period     $25.400          $18.958          $16.438               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.074          $15.868          $16.950               $-               $-
Accumulation unit value at end of period     $23.915          $18.074          $15.868               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.253          $14.591          $15.176          $13.592               $-
Accumulation unit value at end of period     $16.352          $17.253          $14.591          $15.176               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.448          $14.086          $14.834          $13.453          $12.327
Accumulation unit value at end of period     $15.395          $16.448          $14.086          $14.834          $13.453
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                1                0
DWS GLOBAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.160           $6.923           $8.149           $7.194               $-
Accumulation unit value at end of period     $10.270           $8.160           $6.923           $8.149               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454           $8.981          $10.704           $9.568               $-
Accumulation unit value at end of period     $12.993          $10.454           $8.981          $10.704               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                4                -


                                    APP I-20

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.601          $15.785          $15.581          $14.305               $-
Accumulation unit value at end of period     $21.289          $17.601          $15.785          $15.581               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.779          $15.238          $15.229          $14.158          $13.086
Accumulation unit value at end of period     $20.044          $16.779          $15.238          $15.229          $14.158
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                0                -                -
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.631          $12.898          $12.335          $10.726               $-
Accumulation unit value at end of period     $15.699          $14.631          $12.898          $12.335               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064          $13.446          $13.022          $11.465          $10.211
Accumulation unit value at end of period     $15.963          $15.064          $13.446          $13.022          $11.465
Number of accumulation units outstanding
 at end of period (in thousands)                  47               59               44               28               22
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.331           $8.060           $8.438           $7.667               $-
Accumulation unit value at end of period     $12.069           $9.331           $8.060           $8.438               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 598              565              474              378                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.125           $9.731          $10.315           $9.491           $8.551
Accumulation unit value at end of period     $14.211          $11.125           $9.731          $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  67               82               76               74               64
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.496          $11.686          $11.156          $10.038               $-
Accumulation unit value at end of period     $19.509          $13.496          $11.686          $11.156               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.856          $13.026          $12.591          $11.472          $11.072
Accumulation unit value at end of period     $21.210          $14.856          $13.026          $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                2                1


                                    APP I-21

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.095          $10.000               $-               $-               $-
Accumulation unit value at end of period     $15.058          $11.095               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.962          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.693          $10.962               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -                -                -
FEDERATED CLOVER SMALL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.935          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.377          $10.935               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.803          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.029          $10.803               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
FEDERATED EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.487               $-               $-               $-               $-
Accumulation unit value at end of period     $13.801               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.910               $-               $-               $-               $-
Accumulation unit value at end of period     $15.479               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.785           $8.342           $9.675           $8.147               $-
Accumulation unit value at end of period     $13.752           $9.785           $8.342           $9.675               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                9                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.471           $9.902          $11.629           $9.916           $9.159
Accumulation unit value at end of period     $15.921          $11.471           $9.902          $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  73               90               96              109               97


                                    APP I-22

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.836           $8.399           $9.422           $7.594               $-
Accumulation unit value at end of period     $14.752          $10.836           $8.399           $9.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  97               82                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.098           $7.925           $9.002           $7.347           $6.495
Accumulation unit value at end of period     $13.576          $10.098           $7.925           $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               30               23               34
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.653          $10.249          $10.185           $8.867               $-
Accumulation unit value at end of period     $15.077          $11.653          $10.249          $10.185               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.390          $11.925          $12.000          $10.578           $9.267
Accumulation unit value at end of period     $17.110          $13.390          $11.925          $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                  30               29               21                9               20
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.392          $13.302          $12.723          $11.245               $-
Accumulation unit value at end of period     $16.569          $15.392          $13.302          $12.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.630          $13.677          $13.246          $11.855               $-
Accumulation unit value at end of period     $16.615          $15.630          $13.677          $13.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               37               11                -
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.029          $10.582          $10.291           $9.114               $-
Accumulation unit value at end of period     $13.741          $12.029          $10.582          $10.291               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.073          $11.889          $10.662               $-
Accumulation unit value at end of period     $15.291          $13.554          $12.073          $11.889               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 142              148              184              209                -


                                    APP I-23

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.993          $12.669          $13.150          $10.354               $-
Accumulation unit value at end of period     $20.199          $14.993          $12.669          $13.150               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.896          $13.601          $14.295          $11.397          $10.589
Accumulation unit value at end of period     $21.149          $15.896          $13.601          $14.295          $11.397
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               27               27               29
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.576          $12.974          $12.639          $11.401               $-
Accumulation unit value at end of period     $15.043          $14.576          $12.974          $12.639               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.764          $13.307          $13.126          $11.988          $11.273
Accumulation unit value at end of period     $15.047          $14.764          $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               41               37               49
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.278          $11.370          $11.451          $10.410               $-
Accumulation unit value at end of period     $13.554          $12.278          $11.370          $11.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.870          $12.068          $12.307          $11.329          $10.676
Accumulation unit value at end of period     $14.031          $12.870          $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  62               70               57               43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.343          $10.263          $10.597           $9.270               $-
Accumulation unit value at end of period     $13.723          $11.343          $10.263          $10.597               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.665          $11.604          $12.132          $10.747           $9.761
Accumulation unit value at end of period     $15.132          $12.665          $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  81               82               74               87               65


                                    APP I-24

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.156          $11.117          $11.285          $10.079               $-
Accumulation unit value at end of period     $13.901          $12.156          $11.117          $11.285               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               27               23                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.083          $12.115          $12.453          $11.262          $10.448
Accumulation unit value at end of period     $14.775          $13.083          $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 123              131              145              127              132
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.146          $13.057          $12.372          $11.232               $-
Accumulation unit value at end of period     $14.008          $14.146          $13.057          $12.372               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.925          $13.014          $12.487          $11.479               $-
Accumulation unit value at end of period     $13.618          $13.925          $13.014          $12.487               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14               11                8                -
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.668          $11.129          $11.436               $-               $-
Accumulation unit value at end of period     $15.695          $11.668          $11.129               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.261          $10.875          $11.315               $-               $-
Accumulation unit value at end of period     $14.958          $11.261          $10.875               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.050          $11.607          $11.667               $-               $-
Accumulation unit value at end of period     $16.909          $13.050          $11.607               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.594          $11.342          $11.544               $-               $-
Accumulation unit value at end of period     $16.116          $12.594          $11.342               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-25

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.740           $9.521          $10.171               $-               $-
Accumulation unit value at end of period     $10.510           $9.740           $9.521               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.513           $9.415          $10.143               $-               $-
Accumulation unit value at end of period     $10.137           $9.513           $9.415               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.299          $12.971          $12.181          $11.617               $-
Accumulation unit value at end of period     $12.966          $13.299          $12.971          $12.181               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 121              124              108               85                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.858          $12.699          $12.076          $11.661          $11.483
Accumulation unit value at end of period     $12.381          $12.858          $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  25               37               30               30               26
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.321          $11.187          $11.660           $9.828               $-
Accumulation unit value at end of period     $17.560          $13.321          $11.187          $11.660               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.270          $12.984          $13.703          $11.697               $-
Accumulation unit value at end of period     $19.879          $15.270          $12.984          $13.703               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                7                7                4                -
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.021          $14.736          $14.413          $12.709               $-
Accumulation unit value at end of period     $18.299          $17.021          $14.736          $14.413               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 161              147              117               83                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.153          $13.284          $13.156          $11.746          $10.486
Accumulation unit value at end of period     $16.088          $15.153          $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               19               15                9


                                    APP I-26

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.320           $7.818           $8.480           $7.563               $-
Accumulation unit value at end of period     $12.357           $9.320           $7.818           $8.480               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               11                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.685           $7.377           $8.102           $7.317               $-
Accumulation unit value at end of period     $11.372           $8.685           $7.377           $8.102               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               11                7                -
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $51.389          $43.539          $50.582               $-               $-
Accumulation unit value at end of period     $68.057          $51.389          $43.539               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.070          $16.360          $19.166               $-               $-
Accumulation unit value at end of period     $24.942          $19.070          $16.360               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29               33                -                -
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.195           $9.623          $10.625               $-               $-
Accumulation unit value at end of period     $11.494          $11.195           $9.623               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.934           $9.516          $10.596               $-               $-
Accumulation unit value at end of period     $11.087          $10.934           $9.516               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.081          $10.408          $10.365           $8.234               $-
Accumulation unit value at end of period     $16.706          $12.081          $10.408          $10.365               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.517          $11.613           $9.341           $8.344
Accumulation unit value at end of period     $18.029          $13.202          $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  49               51               52               33               33


                                    APP I-27

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.279          $21.752          $22.721          $18.759               $-
Accumulation unit value at end of period     $35.618          $26.279          $21.752          $22.721               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                4                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.053          $20.998          $22.209          $18.568          $16.044
Accumulation unit value at end of period     $33.535          $25.053          $20.998          $22.209          $18.568
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                9                8                3
INVESCO AMERICAN FRANCHISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.095           $8.918          $10.356               $-               $-
Accumulation unit value at end of period     $14.104          $10.095           $8.918               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.881           $8.838          $10.350               $-               $-
Accumulation unit value at end of period     $13.634           $9.881           $8.838               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
INVESCO AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.363          $22.529          $22.395          $18.378               $-
Accumulation unit value at end of period     $35.339          $26.363          $22.529          $22.395               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.133          $21.749          $21.891          $18.190               $-
Accumulation unit value at end of period     $33.272          $25.133          $21.749          $21.891               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                1                -
INVESCO COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.499          $13.035          $13.297          $11.502               $-
Accumulation unit value at end of period     $20.961          $15.499          $13.035          $13.297               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.486          $11.485          $11.863          $10.391           $9.236
Accumulation unit value at end of period     $18.012          $13.486          $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  29               41               40               53               44


                                    APP I-28

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.331          $11.154          $12.581          $11.026               $-
Accumulation unit value at end of period     $12.903          $13.331          $11.154          $12.581               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.865          $10.900          $12.449          $11.000               $-
Accumulation unit value at end of period     $12.297          $12.865          $10.900          $12.449               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                8                1                -
INVESCO EQUITY AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.330          $16.238          $16.441          $14.628               $-
Accumulation unit value at end of period     $22.905          $18.330          $16.238          $16.441               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               11                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.000          $14.352          $14.714          $13.256               $-
Accumulation unit value at end of period     $19.746          $16.000          $14.352          $14.714               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  93              109               99              106                -
INVESCO GLOBAL CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.642           $8.517          $10.389               $-               $-
Accumulation unit value at end of period     $11.791           $9.642           $8.517               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.438           $8.441          $10.384               $-               $-
Accumulation unit value at end of period     $11.397           $9.438           $8.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
INVESCO GROWTH AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.005           $8.732           $8.919           $7.917               $-
Accumulation unit value at end of period     $13.391          $10.005           $8.732           $8.919               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 111              112              120              129                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.121          $10.467           $9.409               $-
Accumulation unit value at end of period     $15.139          $11.453          $10.121          $10.467               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               42               37                -


                                    APP I-29

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.931           $8.624           $9.277           $8.253               $-
Accumulation unit value at end of period     $11.787           $9.931           $8.624           $9.277               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.216          $11.621          $12.659          $11.403          $10.250
Accumulation unit value at end of period     $15.491          $13.216          $11.621          $12.659          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12               10               10
INVESCO MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.646          $10.420          $11.463           $9.002               $-
Accumulation unit value at end of period     $15.956          $11.646          $10.420          $11.463               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.130          $11.896          $13.252          $10.537           $9.340
Accumulation unit value at end of period     $17.767          $13.130          $11.896          $13.252          $10.537
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               14               11               17
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.128          $15.554          $14.458          $11.775               $-
Accumulation unit value at end of period     $18.453          $18.128          $15.554          $14.458               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               43               25               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.309          $24.595          $23.150          $19.090          $15.014
Accumulation unit value at end of period     $28.458          $28.309          $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25               30               20               19
INVESCO SMALL CAP DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.631           $9.961          $10.309           $8.320               $-
Accumulation unit value at end of period     $15.966          $11.631           $9.961          $10.309               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.639          $10.960          $11.486           $9.386           $8.570
Accumulation unit value at end of period     $17.134          $12.639          $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  20               23               25               29               29


                                    APP I-30

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.604          $10.223          $10.265               $-               $-
Accumulation unit value at end of period     $15.860          $11.604          $10.223               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.082          $11.671          $11.866               $-               $-
Accumulation unit value at end of period     $17.659          $13.082          $11.671               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10                -                -
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.174          $21.271          $21.545          $17.061               $-
Accumulation unit value at end of period     $35.220          $25.174          $21.271          $21.545               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.000          $20.534          $21.060          $16.887          $15.316
Accumulation unit value at end of period     $33.160          $24.000          $20.534          $21.060          $16.887
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                1                0
INVESCO SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.241          $21.421          $23.334          $18.015               $-
Accumulation unit value at end of period     $37.855          $26.241          $21.421          $23.334               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               18               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.017          $20.679          $22.809          $17.831          $16.461
Accumulation unit value at end of period     $35.642          $25.017          $20.679          $22.809          $17.831
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3                2                1
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.038          $12.601          $13.648          $12.434               $-
Accumulation unit value at end of period     $18.695          $15.038          $12.601          $13.648               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.337          $12.164          $13.341          $12.307          $11.549
Accumulation unit value at end of period     $17.602          $14.337          $12.164          $13.341          $12.307
Number of accumulation units outstanding
 at end of period (in thousands)                  24               30               20                7                0


                                    APP I-31

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $7.543           $7.506           $9.549           $8.148               $-
Accumulation unit value at end of period      $8.161           $7.543           $7.506           $9.549               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.921           $9.997          $12.878          $11.126           $9.866
Accumulation unit value at end of period     $10.601           $9.921           $9.997          $12.878          $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                  59               56               60               41               39
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.978          $10.834          $10.616           $9.302               $-
Accumulation unit value at end of period     $16.250          $11.978          $10.834          $10.616               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               41                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.947          $11.858          $11.766          $10.439               $-
Accumulation unit value at end of period     $17.347          $12.947          $11.858          $11.766               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                3                -
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.797          $10.632          $10.640          $11.727               $-
Accumulation unit value at end of period     $24.024          $15.797          $10.632          $10.640               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.721          $11.772          $12.432          $11.346               $-
Accumulation unit value at end of period     $22.110          $14.721          $11.772          $12.432               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12               11                7                -
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.201          $12.602          $12.469          $11.598               $-
Accumulation unit value at end of period     $16.939          $14.201          $12.602          $12.469               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               33               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.595          $12.216          $50.540          $11.528               $-
Accumulation unit value at end of period     $16.014          $13.595          $12.216          $50.540               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                7              158                -


                                    APP I-32

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.451          $15.726          $16.064          $12.805               $-
Accumulation unit value at end of period     $24.045          $18.451          $15.726          $16.064               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.664          $15.244          $15.768          $12.726               $-
Accumulation unit value at end of period     $22.733          $17.664          $15.244          $15.768               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11                9                7                -
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.283          $16.404          $17.700          $16.759               $-
Accumulation unit value at end of period     $26.718          $20.283          $16.404          $17.700               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.705          $14.499          $15.842          $15.188               $-
Accumulation unit value at end of period     $23.033          $17.705          $14.499          $15.842               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               35               29               30                -
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.372          $10.145          $15.124          $12.712               $-
Accumulation unit value at end of period     $12.719          $11.372          $10.145          $15.124               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0              171              137              158                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886           $9.834          $14.845          $12.634          $11.461
Accumulation unit value at end of period     $12.024          $10.886           $9.834          $14.845          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  51               57               50               56               46
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $12.497          $11.660          $10.890               $-
Accumulation unit value at end of period     $12.847          $13.099          $12.497          $11.660               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  44               46               52               69                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.488          $12.063          $11.397          $10.779          $10.476
Accumulation unit value at end of period     $12.096          $12.488          $12.063          $11.397          $10.779
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5                3                1


                                    APP I-33

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.001          $10.000               $-
Accumulation unit value at end of period     $10.004          $10.003          $10.002          $10.001               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.654           $9.774           $9.896           $9.977               $-
Accumulation unit value at end of period      $9.535           $9.654           $9.774           $9.896               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               74               68               21                -
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $24.867          $21.115          $20.578          $16.332               $-
Accumulation unit value at end of period     $33.761          $24.867          $21.115          $20.578               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.707          $20.383          $20.115          $16.165          $15.101
Accumulation unit value at end of period     $31.787          $23.707          $20.383          $20.115          $16.165
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                1                1
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.177          $23.324          $24.177          $18.074               $-
Accumulation unit value at end of period     $38.703          $26.177          $23.324          $24.177               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               18               23               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.956          $22.515          $23.633          $17.889          $15.956
Accumulation unit value at end of period     $36.440          $24.956          $22.515          $23.633          $17.889
Number of accumulation units outstanding
 at end of period (in thousands)                   8               10               10                3                2
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.729          $22.241          $23.201          $18.491               $-
Accumulation unit value at end of period     $36.396          $26.729          $22.241          $23.201               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.483          $21.470          $22.679          $18.302               $-
Accumulation unit value at end of period     $34.267          $25.483          $21.470          $22.679               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -


                                    APP I-34

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.019          $10.003          $10.335               $-               $-
Accumulation unit value at end of period     $11.862          $11.019          $10.003               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.762           $9.892          $10.308               $-               $-
Accumulation unit value at end of period     $11.441          $10.762           $9.892               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.088           $9.859          $10.397               $-               $-
Accumulation unit value at end of period     $12.216          $11.088           $9.859               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.829           $9.750          $10.369               $-               $-
Accumulation unit value at end of period     $11.782          $10.829           $9.750               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                0                -                -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.123           $9.733          $10.424               $-               $-
Accumulation unit value at end of period     $12.616          $11.123           $9.733               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               34               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.863           $9.625          $10.396               $-               $-
Accumulation unit value at end of period     $12.169          $10.863           $9.625               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                2                -                -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045           $9.536          $10.457               $-               $-
Accumulation unit value at end of period     $12.906          $11.045           $9.536               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.788           $9.430          $10.429               $-               $-
Accumulation unit value at end of period     $12.448          $10.788           $9.430               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               48                8                -                -


                                    APP I-35

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.948           $9.367          $10.481               $-               $-
Accumulation unit value at end of period     $13.103          $10.948           $9.367               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101               80               68                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.693           $9.264          $10.453               $-               $-
Accumulation unit value at end of period     $12.638          $10.693           $9.264               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                7                -                -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.926           $9.269          $10.502               $-               $-
Accumulation unit value at end of period     $13.314          $10.926           $9.269               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.671           $9.166          $10.474               $-               $-
Accumulation unit value at end of period     $12.842          $10.671           $9.166               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                5                -                -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.921           $9.260          $10.503               $-               $-
Accumulation unit value at end of period     $13.408          $10.921           $9.260               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               47               34                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.666           $9.157          $10.475               $-               $-
Accumulation unit value at end of period     $12.933          $10.666           $9.157               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1                1                -                -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.933           $9.255          $10.494               $-               $-
Accumulation unit value at end of period     $13.420          $10.933           $9.255               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.678           $9.153          $10.466               $-               $-
Accumulation unit value at end of period     $12.944          $10.678           $9.153               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                1                -                -


                                    APP I-36

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.924           $9.257          $10.496               $-               $-
Accumulation unit value at end of period     $13.409          $10.924           $9.257               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  86               71               54                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.669           $9.155          $10.468               $-               $-
Accumulation unit value at end of period     $12.934          $10.669           $9.155               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.642          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.063          $10.642               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.546          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.785          $10.546               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.013          $10.012          $10.336               $-               $-
Accumulation unit value at end of period     $11.852          $11.013          $10.012               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.756           $9.902          $10.309               $-               $-
Accumulation unit value at end of period     $11.432          $10.756           $9.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               20                -                -
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.251          $11.333          $11.542          $10.880               $-
Accumulation unit value at end of period     $17.965          $13.251          $11.333          $11.542               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               11                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.788          $11.075          $11.421          $10.856               $-
Accumulation unit value at end of period     $17.122          $12.788          $11.075          $11.421               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                3                0                -


                                    APP I-37

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $35.386          $30.759          $29.013          $22.256               $-
Accumulation unit value at end of period     $35.035          $35.386          $30.759          $29.013               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $33.737          $29.693          $28.361          $22.028          $16.887
Accumulation unit value at end of period     $32.986          $33.737          $29.693          $28.361          $22.028
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                2                1                0
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.080          $10.012           $9.887           $8.942               $-
Accumulation unit value at end of period     $12.128          $11.080          $10.012           $9.887               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  67               47                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.150          $11.116          $11.116          $10.181           $9.440
Accumulation unit value at end of period     $13.134          $12.150          $11.116          $11.116          $10.181
Number of accumulation units outstanding
 at end of period (in thousands)                 183              234              213              165              129
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.408           $9.231           $9.312           $8.349               $-
Accumulation unit value at end of period     $11.807          $10.408           $9.231           $9.312               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  93               74               14                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.740          $10.543          $10.769           $9.777           $8.962
Accumulation unit value at end of period     $13.153          $11.740          $10.543          $10.769           $9.777
Number of accumulation units outstanding
 at end of period (in thousands)                 220              203              152              115               75
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.841           $8.601           $8.835           $7.860               $-
Accumulation unit value at end of period     $11.484           $9.841           $8.601           $8.835               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  90               81               20                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.369          $10.062          $10.466           $9.428           $8.570
Accumulation unit value at end of period     $13.103          $11.369          $10.062          $10.466           $9.428
Number of accumulation units outstanding
 at end of period (in thousands)                 178              176              149              102               77


                                    APP I-38

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LIFEPATH 2055 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.274          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.609          $11.274               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.139          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.278          $11.139               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
LIFEPATH(R) 2025 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.956          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.218          $10.956               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.921          $10.824               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
LIFEPATH(R) 2035 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.085          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.756          $11.085               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.952          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.446          $10.952               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
LIFEPATH(R) 2045 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.204          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.240          $11.204               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.919          $11.070               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -


                                    APP I-39

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.884          $11.126          $11.597          $10.830               $-
Accumulation unit value at end of period     $15.401          $12.884          $11.126          $11.597               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.433          $10.872          $11.475          $10.806               $-
Accumulation unit value at end of period     $14.678          $12.433          $10.872          $11.475               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18                6                1                -
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.354          $11.390          $10.995          $10.076               $-
Accumulation unit value at end of period     $13.088          $12.354          $11.390          $10.995               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               48                7                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.833          $11.981          $11.710          $10.866          $10.233
Accumulation unit value at end of period     $13.426          $12.833          $11.981          $11.710          $10.866
Number of accumulation units outstanding
 at end of period (in thousands)                  49               58               67               59               44
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.291          $12.026          $11.847          $10.984               $-
Accumulation unit value at end of period     $16.845          $13.291          $12.026          $11.847               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.826          $11.751          $11.723          $10.959               $-
Accumulation unit value at end of period     $16.054          $12.826          $11.751          $11.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.518          $12.068          $12.013          $11.184               $-
Accumulation unit value at end of period     $18.060          $13.518          $12.068          $12.013               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.045          $11.793          $11.887          $11.158               $-
Accumulation unit value at end of period     $17.213          $13.045          $11.793          $11.887               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3                2                -


                                    APP I-40

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.757          $16.391          $15.883          $14.062               $-
Accumulation unit value at end of period     $19.758          $18.757          $16.391          $15.883               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.882          $15.823          $15.525          $13.919               $-
Accumulation unit value at end of period     $18.602          $17.882          $15.823          $15.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               10                7                -
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.955           $7.726           $8.383           $7.335               $-
Accumulation unit value at end of period     $11.834           $8.955           $7.726           $8.383               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.139           $8.858           $9.732           $8.622               $-
Accumulation unit value at end of period     $13.233          $10.139           $8.858           $9.732               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               25               38                -
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.697           $9.303          $10.151           $8.919               $-
Accumulation unit value at end of period     $13.416          $10.697           $9.303          $10.151               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $8.793           $9.715           $8.643               $-
Accumulation unit value at end of period     $12.374           $9.985           $8.793           $9.715               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11               10                7                -
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $11.866          $12.066           $8.837               $-
Accumulation unit value at end of period     $20.591          $13.099          $11.866          $12.066               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               47               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.228          $11.216          $11.549           $8.564           $7.555
Accumulation unit value at end of period     $18.982          $12.228          $11.216          $11.549           $8.564
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                8                1                0


                                    APP I-41

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.921          $14.377          $14.965          $12.553               $-
Accumulation unit value at end of period     $21.753          $15.921          $14.377          $14.965               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               50               41                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.861          $13.589          $14.322          $12.165               $-
Accumulation unit value at end of period     $20.053          $14.861          $13.589          $14.322               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               43               42               38                -
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.320          $10.825          $12.034           $9.763               $-
Accumulation unit value at end of period     $16.887          $12.320          $10.825          $12.034               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.500          $10.232          $11.517           $9.462               $-
Accumulation unit value at end of period     $15.568          $11.500          $10.232          $11.517               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                5                3                -
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.433           $7.355           $8.380               $-               $-
Accumulation unit value at end of period     $10.312           $8.433           $7.355               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.751           $9.495          $10.953               $-               $-
Accumulation unit value at end of period     $12.984          $10.751           $9.495               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                4                -                -
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.982          $13.904          $12.972          $12.053               $-
Accumulation unit value at end of period     $14.772          $14.982          $13.904          $12.972               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.985          $13.142          $12.416          $11.681               $-
Accumulation unit value at end of period     $13.618          $13.985          $13.142          $12.416               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               29               23               20                -


                                    APP I-42

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.850          $11.710          $12.221          $11.436               $-
Accumulation unit value at end of period     $17.488          $12.850          $11.710          $12.221               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.400          $11.443          $12.092          $11.410               $-
Accumulation unit value at end of period     $16.668          $12.400          $11.443          $12.092               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53                8                3                0                -
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.188          $17.778          $18.106          $16.237               $-
Accumulation unit value at end of period     $27.940          $21.188          $17.778          $18.106               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               23                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.200          $17.162          $17.698          $16.071          $14.464
Accumulation unit value at end of period     $26.306          $20.200          $17.162          $17.698          $16.071
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                4                2                -
MFS (R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.884          $11.681          $11.028          $10.455               $-
Accumulation unit value at end of period     $12.984          $13.884          $11.681          $11.028               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.399          $11.415          $10.912          $10.431               $-
Accumulation unit value at end of period     $12.375          $13.399          $11.415          $10.912               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5                1                -
MFS (R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.652          $12.393          $11.561          $11.053               $-
Accumulation unit value at end of period     $12.278          $12.652          $12.393          $11.561               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 187              141                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.935          $11.838          $11.182          $10.824          $10.676
Accumulation unit value at end of period     $11.438          $11.935          $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               64               48               46


                                    APP I-43

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.153           $9.522          $10.000               $-               $-
Accumulation unit value at end of period     $15.202          $11.153           $9.522               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.945           $9.462          $10.000               $-               $-
Accumulation unit value at end of period     $14.734          $10.945           $9.462               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                -                -
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.927          $10.824          $12.135          $10.603               $-
Accumulation unit value at end of period     $14.681          $12.927          $10.824          $12.135               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.475          $10.577          $12.008          $10.578               $-
Accumulation unit value at end of period     $13.992          $12.475          $10.577          $12.008               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1                -                -
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.511          $17.717          $18.064          $16.552               $-
Accumulation unit value at end of period     $26.125          $20.511          $17.717          $18.064               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  81               59               48               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.554          $17.102          $17.657          $16.382               $-
Accumulation unit value at end of period     $24.597          $19.554          $17.102          $17.657               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2                1                -
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.204           $8.444          $10.676               $-               $-
Accumulation unit value at end of period     $14.373          $10.204           $8.444               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               34                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.966           $8.351          $10.648               $-               $-
Accumulation unit value at end of period     $13.863           $9.966           $8.351               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -


                                    APP I-44

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.334          $13.345          $12.546          $11.594               $-
Accumulation unit value at end of period     $14.171          $14.334          $13.345          $12.546               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.088          $13.281          $12.642          $11.830               $-
Accumulation unit value at end of period     $13.754          $14.088          $13.281          $12.642               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                1                -
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.918           $7.645           $8.572           $7.728               $-
Accumulation unit value at end of period     $10.581           $8.918           $7.645           $8.572               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.412           $7.301           $8.291           $7.569           $6.924
Accumulation unit value at end of period      $9.857           $8.412           $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  66               60               49               26               21
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.660          $22.458          $22.200          $18.483               $-
Accumulation unit value at end of period     $34.704          $25.660          $22.458          $22.200               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.463          $21.680          $21.700          $18.293          $16.395
Accumulation unit value at end of period     $32.675          $24.463          $21.680          $21.700          $18.293
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                0
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.256          $10.112           $9.931           $9.021               $-
Accumulation unit value at end of period     $13.379          $11.256          $10.112           $9.931               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               60               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.165          $11.065          $11.004          $10.121           $9.470
Accumulation unit value at end of period     $14.279          $12.165          $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               28               21               19


                                    APP I-45

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.125          $10.697          $10.036           $8.841               $-
Accumulation unit value at end of period     $14.571          $12.125          $10.697          $10.036               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.485          $13.833          $13.141          $11.722          $10.625
Accumulation unit value at end of period     $18.378          $15.485          $13.833          $13.141          $11.722
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               31               19               16
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.507           $9.047           $9.066           $8.138               $-
Accumulation unit value at end of period     $14.237          $10.507           $9.047           $9.066               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 217              208              114              103                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.791           $8.537           $8.662           $7.873           $7.222
Accumulation unit value at end of period     $13.102           $9.791           $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  48               58               52               35               21
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $32.718          $28.273          $28.570          $22.823               $-
Accumulation unit value at end of period     $43.640          $32.718          $28.273          $28.570               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.542          $11.849          $12.124           $9.807           $8.737
Accumulation unit value at end of period     $17.839          $13.542          $11.849          $12.124           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                6                4
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.031           $7.779           $7.979           $7.200               $-
Accumulation unit value at end of period     $11.623           $9.031           $7.779           $7.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.532           $9.186           $9.540           $8.717           $7.786
Accumulation unit value at end of period     $13.386          $10.532           $9.186           $9.540           $8.717
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               33               27               24


                                    APP I-46

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.703           $9.444           $9.735           $8.764               $-
Accumulation unit value at end of period     $13.407          $10.703           $9.444           $9.735               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 165              157              103               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.673           $9.535           $9.953           $9.073           $8.535
Accumulation unit value at end of period     $13.203          $10.673           $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 171              214              221              197              159
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.121          $14.920          $15.191          $13.636               $-
Accumulation unit value at end of period     $21.870          $17.121          $14.920          $15.191               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.944          $13.187          $13.596          $12.357          $11.145
Accumulation unit value at end of period     $18.853          $14.944          $13.187          $13.596          $12.357
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               45               43               37
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.968          $11.708          $12.082          $11.123               $-
Accumulation unit value at end of period     $17.879          $12.968          $11.708          $12.082               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.515          $11.441          $11.955          $11.097               $-
Accumulation unit value at end of period     $17.040          $12.515          $11.441          $11.955               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4                2                -
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.502          $11.711          $11.531          $10.913               $-
Accumulation unit value at end of period     $17.747          $13.502          $11.711          $11.531               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.030          $11.444          $11.410          $10.888               $-
Accumulation unit value at end of period     $16.914          $13.030          $11.444          $11.410               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                0                -                -


                                    APP I-47

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.435          $12.571          $12.953          $11.223               $-
Accumulation unit value at end of period     $19.707          $14.435          $12.571          $12.953               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.931          $12.284          $12.817          $11.198               $-
Accumulation unit value at end of period     $18.782          $13.931          $12.284          $12.817               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                1                0                -
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.190          $12.101          $12.373          $11.338               $-
Accumulation unit value at end of period     $18.808          $14.190          $12.101          $12.373               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.694          $11.825          $12.243          $11.312               $-
Accumulation unit value at end of period     $17.926          $13.694          $11.825          $12.243               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35               27               13                -                -
NUVEEN SANTA BARBARA DIVIDEND GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.074               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $11.931               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.628           $9.182          $10.659               $-               $-
Accumulation unit value at end of period     $14.668          $10.628           $9.182               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.380           $9.081          $10.630               $-               $-
Accumulation unit value at end of period     $14.149          $10.380           $9.081               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -


                                    APP I-48

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.712          $12.234          $12.488          $11.429               $-
Accumulation unit value at end of period     $18.089          $13.712          $12.234          $12.488               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.232          $11.955          $12.357          $11.402               $-
Accumulation unit value at end of period     $17.240          $13.232          $11.955          $12.357               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                1                -                -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.493           $8.318          $10.326               $-               $-
Accumulation unit value at end of period     $10.330           $8.493           $8.318               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.295           $8.226          $10.298               $-               $-
Accumulation unit value at end of period      $9.964           $8.295           $8.226               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $75.515          $62.487          $76.295          $60.083               $-
Accumulation unit value at end of period     $81.824          $75.515          $62.487          $76.295               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $55.391          $46.411          $57.380          $45.755               $-
Accumulation unit value at end of period     $59.274          $55.391          $46.411          $57.380               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                8                2                -
OPPENHEIMER EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.364          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.958          $11.364               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.228          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.595          $11.228               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -


                                    APP I-49

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $91.212          $75.539          $82.731          $71.519               $-
Accumulation unit value at end of period    $115.632          $91.212          $75.539          $82.731               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               12                6               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.541          $14.710          $16.313          $14.279          $12.913
Accumulation unit value at end of period     $21.961          $17.541          $14.710          $16.313          $14.279
Number of accumulation units outstanding
 at end of period (in thousands)                  33               31               31               28               26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.227          $12.523          $12.414          $10.704               $-
Accumulation unit value at end of period     $14.163          $14.227          $12.523          $12.414               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.681          $13.084          $13.134          $11.467          $10.617
Accumulation unit value at end of period     $14.433          $14.681          $13.084          $13.134          $11.467
Number of accumulation units outstanding
 at end of period (in thousands)                  13               18               11                9                6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.455          $14.809          $19.929          $12.899               $-
Accumulation unit value at end of period      $7.020          $13.455          $14.809          $19.929               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                6                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.123          $21.311          $29.040          $19.032          $15.179
Accumulation unit value at end of period      $9.853          $19.123          $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               30               22               18
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.450          $13.006          $13.042          $12.130               $-
Accumulation unit value at end of period     $13.808          $14.450          $13.006          $13.042               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.331          $13.972          $14.186          $13.360          $12.794
Accumulation unit value at end of period     $14.467          $15.331          $13.972          $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                  83              113              120              104               89


                                    APP I-50

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.891          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.796          $11.891               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.749          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.437          $11.749               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.366           $8.524           $9.236           $8.053               $-
Accumulation unit value at end of period     $12.969          $10.366           $8.524           $9.236               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 221                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.216          $11.836          $12.987          $11.466          $10.381
Accumulation unit value at end of period     $17.565          $14.216          $11.836          $12.987          $11.466
Number of accumulation units outstanding
 at end of period (in thousands)                  11               14               11                8                7
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.178           $8.777           $9.042           $7.739               $-
Accumulation unit value at end of period     $13.149          $10.178           $8.777           $9.042               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $10.366          $10.814           $9.372               $-
Accumulation unit value at end of period     $15.148          $11.872          $10.366          $10.814               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               25               20                -
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.551           $9.036           $9.282           $7.537               $-
Accumulation unit value at end of period     $14.075          $10.551           $9.036           $9.282               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.701          $10.147          $10.554           $8.678           $7.906
Accumulation unit value at end of period     $15.415          $11.701          $10.147          $10.554           $8.678
Number of accumulation units outstanding
 at end of period (in thousands)                  19               26               28               30               28


                                    APP I-51

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.490           $9.070           $8.389           $6.596               $-
Accumulation unit value at end of period     $10.787          $10.490           $9.070           $8.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24                6                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.775           $8.559           $8.016           $6.382           $4.974
Accumulation unit value at end of period      $9.928           $9.775           $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13                9                9
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.501           $9.591          $10.372           $8.604               $-
Accumulation unit value at end of period     $14.467          $10.501           $9.591          $10.372               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.564           $9.770          $10.698           $8.986           $8.166
Accumulation unit value at end of period     $14.373          $10.564           $9.770          $10.698           $8.986
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               11               16               12
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.102          $13.730          $14.115          $12.325               $-
Accumulation unit value at end of period     $18.970          $15.102          $13.730          $14.115               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               19               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.457          $13.309          $13.855          $12.250          $11.175
Accumulation unit value at end of period     $17.935          $14.457          $13.309          $13.855          $12.250
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                4                4                -
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.787          $14.506          $13.054          $12.007               $-
Accumulation unit value at end of period     $14.301          $15.787          $14.506          $13.054               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 146               57               50               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.792          $14.694          $13.389          $12.470          $11.881
Accumulation unit value at end of period     $14.128          $15.792          $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 131              143              127               83               69


                                    APP I-52

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.765          $14.339          $13.821          $12.750               $-
Accumulation unit value at end of period     $15.402          $15.765          $14.339          $13.821               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 347              361              233               55                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.205          $14.004          $13.667          $12.767          $12.243
Accumulation unit value at end of period     $14.671          $15.205          $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 311              380              316              224              192
PIMCO TOTAL RETURN III FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.594          $10.845               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.715          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.337          $10.715               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PIONEER DISCIPLINED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.896          $10.689          $11.206          $10.587               $-
Accumulation unit value at end of period     $15.523          $11.896          $10.689          $11.206               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.480          $10.445          $11.088          $10.563               $-
Accumulation unit value at end of period     $14.795          $11.480          $10.445          $11.088               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4                0                -
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.839           $7.939          $10.479           $9.022               $-
Accumulation unit value at end of period      $8.646           $8.839           $7.939          $10.479               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.237           $7.491          $10.013           $8.728           $7.734
Accumulation unit value at end of period      $7.956           $8.237           $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  35               40               50               36               34


                                    APP I-53

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.024          $19.148          $17.996               $-               $-
Accumulation unit value at end of period     $27.098          $21.024          $19.148               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.043          $18.484          $17.591               $-               $-
Accumulation unit value at end of period     $25.513          $20.043          $18.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.525           $8.667           $9.083           $7.849               $-
Accumulation unit value at end of period     $12.674           $9.525           $8.667           $9.083               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.047          $10.177          $10.800           $9.451           $8.498
Accumulation unit value at end of period     $14.516          $11.047          $10.177          $10.800           $9.451
Number of accumulation units outstanding
 at end of period (in thousands)                  25               34               30                8                1
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.731               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.580               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.365           $8.449           $8.993           $7.637               $-
Accumulation unit value at end of period     $12.449           $9.365           $8.449           $8.993               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.997          $10.047          $10.827           $9.310           $8.536
Accumulation unit value at end of period     $14.437          $10.997          $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31               27               31


                                    APP I-54

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.481          $21.238          $21.046          $16.325               $-
Accumulation unit value at end of period     $32.635          $23.481          $21.238          $21.046               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.385          $20.502          $20.572          $16.158          $14.926
Accumulation unit value at end of period     $30.727          $22.385          $20.502          $20.572          $16.158
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                1                0                0
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.383          $13.826          $13.408          $12.008               $-
Accumulation unit value at end of period     $15.614          $15.383          $13.826          $13.408               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               89               34               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.167          $13.803          $13.554          $12.292          $11.401
Accumulation unit value at end of period     $15.203          $15.167          $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  31               36               32               22               23
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.893          $18.495          $19.237          $17.918               $-
Accumulation unit value at end of period     $26.914          $20.893          $18.495          $19.237               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.918          $17.854          $18.804          $17.734               $-
Accumulation unit value at end of period     $25.340          $19.918          $17.854          $18.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                3                -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.013          $19.858          $19.448          $16.209               $-
Accumulation unit value at end of period     $29.381          $23.013          $19.858          $19.448               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.939          $19.170          $19.010          $16.043          $14.334
Accumulation unit value at end of period     $27.663          $21.939          $19.170          $19.010          $16.043
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                1                1


                                    APP I-55

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.299          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.206           $9.299               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.187          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.958           $9.187               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.207           $9.417           $9.246           $8.210               $-
Accumulation unit value at end of period     $14.752          $11.207           $9.417           $9.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.153          $11.191          $11.126          $10.003           $9.220
Accumulation unit value at end of period     $17.098          $13.153          $11.191          $11.126          $10.003
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7                5                2                1
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.078          $13.099          $12.699          $11.204               $-
Accumulation unit value at end of period     $16.104          $15.078          $13.099          $12.699               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.603          $13.726          $13.474          $12.037               $-
Accumulation unit value at end of period     $16.458          $15.603          $13.726          $13.474               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10                6                2                -
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.829           $7.226           $9.176           $7.731               $-
Accumulation unit value at end of period     $10.929           $8.829           $7.226           $9.176               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.231           $6.821           $8.771           $7.482               $-
Accumulation unit value at end of period     $10.062           $8.231           $6.821           $8.771               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4                2                -


                                    APP I-56

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.979           $9.452          $10.367               $-               $-
Accumulation unit value at end of period     $14.696          $10.979           $9.452               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.723           $9.348          $10.340               $-               $-
Accumulation unit value at end of period     $14.175          $10.723           $9.348               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.603          $21.916          $23.704          $18.632               $-
Accumulation unit value at end of period     $34.819          $26.603          $21.916          $23.704               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.362          $21.156          $23.170          $18.442          $16.124
Accumulation unit value at end of period     $32.783          $25.362          $21.156          $23.170          $18.442
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                2                0
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.101          $21.551          $22.445          $17.483               $-
Accumulation unit value at end of period     $33.796          $25.101          $21.551          $22.445               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.930          $20.804          $21.940          $17.305          $15.495
Accumulation unit value at end of period     $31.820          $23.930          $20.804          $21.940          $17.305
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5                2                0
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.983          $11.447          $10.454          $10.191               $-
Accumulation unit value at end of period     $11.584          $11.983          $11.447          $10.454               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.564          $11.186          $10.344          $10.167               $-
Accumulation unit value at end of period     $11.040          $11.564          $11.186          $10.344               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-57

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.413          $20.523          $20.936          $17.010               $-
Accumulation unit value at end of period     $30.952          $23.413          $20.523          $20.936               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.321          $19.812          $20.465          $16.836          $15.334
Accumulation unit value at end of period     $29.142          $22.321          $19.812          $20.465          $16.836
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                2                1                0
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.319          $20.384          $22.046          $17.662               $-
Accumulation unit value at end of period     $28.467          $22.319          $20.384          $22.046               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                8               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.277          $19.677          $21.550          $17.481               $-
Accumulation unit value at end of period     $26.802          $21.277          $19.677          $21.550               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3                1                -
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.654          $16.609          $17.078          $15.062               $-
Accumulation unit value at end of period     $20.927          $18.654          $16.609          $17.078               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.784          $16.033          $16.693          $14.908          $13.598
Accumulation unit value at end of period     $19.703          $17.784          $16.033          $16.693          $14.908
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                7                2                -
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.686          $14.466          $14.192          $12.885               $-
Accumulation unit value at end of period     $16.135          $15.686          $14.466          $14.192               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.954          $13.964          $13.872          $12.753          $11.905
Accumulation unit value at end of period     $15.191          $14.954          $13.964          $13.872          $12.753
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -


                                    APP I-58

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.011          $18.288          $19.662          $17.262               $-
Accumulation unit value at end of period     $25.160          $21.011          $18.288          $19.662               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.030          $17.654          $19.219          $17.086               $-
Accumulation unit value at end of period     $23.688          $20.030          $17.654          $19.219               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.825          $17.459          $18.443          $16.163               $-
Accumulation unit value at end of period     $23.057          $19.825          $17.459          $18.443               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.900          $16.854          $18.027          $15.998          $14.467
Accumulation unit value at end of period     $21.708          $18.900          $16.854          $18.027          $15.998
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                3                0
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.364          $15.716          $15.723          $14.009               $-
Accumulation unit value at end of period     $18.488          $17.364          $15.716          $15.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.554          $15.171          $15.368          $13.865          $12.763
Accumulation unit value at end of period     $17.406          $16.554          $15.171          $15.368          $13.865
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                3                3                0
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.136           $8.691           $8.801           $7.681               $-
Accumulation unit value at end of period     $13.082          $10.136           $8.691           $8.801               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.445           $8.201           $8.409           $7.431               $-
Accumulation unit value at end of period     $12.040           $9.445           $8.201           $8.409               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               31               33                -


                                    APP I-59

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.476           $9.698           $9.841           $8.459               $-
Accumulation unit value at end of period     $15.895          $11.476           $9.698           $9.841               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.695           $9.151           $9.403           $8.184           $7.210
Accumulation unit value at end of period     $14.628          $10.695           $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  88               95               84               33               19
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.669          $16.590          $19.006          $17.517               $-
Accumulation unit value at end of period     $25.013          $19.669          $16.590          $19.006               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               15               16               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.507          $14.953          $17.346          $16.188          $14.880
Accumulation unit value at end of period     $21.987          $17.507          $14.953          $17.346          $16.188
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               29               26               23
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.955          $14.641          $14.997          $13.309               $-
Accumulation unit value at end of period     $17.331          $16.955          $14.641          $14.997               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               29               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.601          $15.389          $15.962          $14.344          $13.738
Accumulation unit value at end of period     $17.768          $17.601          $15.389          $15.962          $14.344
Number of accumulation units outstanding
 at end of period (in thousands)                  99              101               73               57               44
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.312          $15.795          $17.644          $16.772               $-
Accumulation unit value at end of period     $24.285          $19.312          $15.795          $17.644               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.411          $15.247          $17.246          $16.601               $-
Accumulation unit value at end of period     $22.865          $18.411          $15.247          $17.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                0                -


                                    APP I-60

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.941          $10.658          $10.794           $9.597               $-
Accumulation unit value at end of period     $13.085          $11.941          $10.658          $10.794               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               43               50               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.112          $10.043          $10.299           $9.272           $8.558
Accumulation unit value at end of period     $12.025          $11.112          $10.043          $10.299           $9.272
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15               11                3                1
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.045          $10.680          $10.482               $-               $-
Accumulation unit value at end of period     $13.488          $12.045          $10.680               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.764          $10.562          $10.454               $-               $-
Accumulation unit value at end of period     $13.010          $11.764          $10.562               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.276           $8.546          $10.083           $8.929               $-
Accumulation unit value at end of period     $14.565          $10.276           $8.546          $10.083               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               37               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.562           $8.052           $9.620           $8.626           $7.830
Accumulation unit value at end of period     $13.385           $9.562           $8.052           $9.620           $8.626
Number of accumulation units outstanding
 at end of period (in thousands)                  42               43               32               10                2
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.551          $10.560          $11.934          $11.009               $-
Accumulation unit value at end of period     $17.337          $12.551          $10.560          $11.934               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.113          $10.319          $11.808          $10.984               $-
Accumulation unit value at end of period     $16.524          $12.113          $10.319          $11.808               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8                5                0                -


                                    APP I-61

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.321          $10.851          $11.153          $10.540               $-
Accumulation unit value at end of period     $15.059          $12.321          $10.851          $11.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.890          $10.603          $11.036          $10.516               $-
Accumulation unit value at end of period     $14.352          $11.890          $10.603          $11.036               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10                7                -
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.464          $11.391          $11.196          $10.133               $-
Accumulation unit value at end of period     $12.598          $12.464          $11.391          $11.196               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.599          $10.733          $10.683           $9.790           $9.114
Accumulation unit value at end of period     $11.577          $11.599          $10.733          $10.683           $9.790
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4                3                2
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.537          $10.212          $10.121           $8.981               $-
Accumulation unit value at end of period     $15.106          $11.537          $10.212          $10.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.736           $9.622           $9.657           $8.677           $7.837
Accumulation unit value at end of period     $13.882          $10.736           $9.622           $9.657           $8.677
Number of accumulation units outstanding
 at end of period (in thousands)                  15               23                9                1                0
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.098          $12.412          $11.593          $10.895               $-
Accumulation unit value at end of period     $18.223          $14.098          $12.412          $11.593               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.606          $12.129          $11.471          $10.870               $-
Accumulation unit value at end of period     $17.368          $13.606          $12.129          $11.471               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                6                0                -


                                    APP I-62

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.103           $8.938          $10.000               $-               $-
Accumulation unit value at end of period     $11.286          $10.103           $8.938               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.898           $8.867          $10.000               $-               $-
Accumulation unit value at end of period     $10.920           $9.898           $8.867               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.583          $10.033          $10.484           $9.168               $-
Accumulation unit value at end of period     $13.936          $11.583          $10.033          $10.484               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               37               24               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.779           $9.454          $10.003           $8.857           $8.109
Accumulation unit value at end of period     $12.807          $10.779           $9.454          $10.003           $8.857
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               25               17                2
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.934           $9.450          $10.425           $8.900               $-
Accumulation unit value at end of period     $16.087          $11.934           $9.450          $10.425               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.106           $8.904           $9.947           $8.598               $-
Accumulation unit value at end of period     $14.784          $11.106           $8.904           $9.947               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                2                1                -
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.023          $10.859          $10.073           $9.458               $-
Accumulation unit value at end of period     $19.470          $13.023          $10.859          $10.073               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.118          $10.232           $9.611           $9.137           $8.166
Accumulation unit value at end of period     $17.893          $12.118          $10.232           $9.611           $9.137
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                0                0


                                    APP I-63

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.681          $13.687               $-               $-               $-
Accumulation unit value at end of period     $15.564          $14.681               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.663          $12.845               $-               $-               $-
Accumulation unit value at end of period     $14.305          $13.663               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.080          $13.244          $11.717          $11.069               $-
Accumulation unit value at end of period     $12.781          $14.080          $13.244          $11.717               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               88                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.423          $12.785          $11.453          $10.956          $10.468
Accumulation unit value at end of period     $12.033          $13.423          $12.785          $11.453          $10.956
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10                8                4                7
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045           $9.273          $10.747           $9.382               $-
Accumulation unit value at end of period     $13.302          $11.045           $9.273          $10.747               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.278           $8.738          $10.254           $9.064               $-
Accumulation unit value at end of period     $12.224          $10.278           $8.738          $10.254               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                0                -
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.386           $8.228          $10.483               $-               $-
Accumulation unit value at end of period     $13.861          $10.386           $8.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $8.137          $10.455               $-               $-
Accumulation unit value at end of period     $13.369          $10.143           $8.137               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-64

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.270          $11.161          $12.153          $11.199               $-
Accumulation unit value at end of period     $18.447          $13.270          $11.161          $12.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.806          $10.907          $12.026          $11.173               $-
Accumulation unit value at end of period     $17.581          $12.806          $10.907          $12.026               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12                9                3                -
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.804           $8.689          $10.359               $-               $-
Accumulation unit value at end of period     $14.465          $10.804           $8.689               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.552           $8.593          $10.331               $-               $-
Accumulation unit value at end of period     $13.952          $10.552           $8.593               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.516          $10.516          $10.516          $10.516               $-
Accumulation unit value at end of period     $10.516          $10.516          $10.516          $10.516               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               16                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.787           $9.910          $10.035          $10.161          $10.213
Accumulation unit value at end of period      $9.691           $9.787           $9.910          $10.035          $10.161
Number of accumulation units outstanding
 at end of period (in thousands)                   -               13               16               11                3
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.005           $9.556          $10.019           $8.129               $-
Accumulation unit value at end of period     $15.793          $11.005           $9.556          $10.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.241           $9.004           $9.559           $7.853           $7.056
Accumulation unit value at end of period     $14.514          $10.241           $9.004           $9.559           $7.853
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                8                4                1


                                    APP I-65

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.541          $11.219          $11.139           $9.859               $-
Accumulation unit value at end of period     $13.388          $12.541          $11.219          $11.139               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.670          $10.572          $10.628           $9.525               $-
Accumulation unit value at end of period     $12.304          $11.670          $10.572          $10.628               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               24               17                1                -
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.980          $16.919          $16.848          $14.856               $-
Accumulation unit value at end of period     $20.686          $18.980          $16.919          $16.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               30                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.095          $16.332          $16.468          $14.704          $13.500
Accumulation unit value at end of period     $19.476          $18.095          $16.332          $16.468          $14.704
Number of accumulation units outstanding
 at end of period (in thousands)                  30               40               25                4                0
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.001          $10.584          $10.700           $9.382               $-
Accumulation unit value at end of period     $13.380          $12.001          $10.584          $10.700               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $9.973          $10.209           $9.064           $8.288
Accumulation unit value at end of period     $12.296          $11.168           $9.973          $10.209           $9.064
Number of accumulation units outstanding
 at end of period (in thousands)                 115              124              101               52                1
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.828          $17.425          $17.632          $15.506               $-
Accumulation unit value at end of period     $22.631          $19.828          $17.425          $17.632               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9               13               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.903          $16.821          $17.235          $15.347          $14.038
Accumulation unit value at end of period     $21.307          $18.903          $16.821          $17.235          $15.347
Number of accumulation units outstanding
 at end of period (in thousands)                  53               58               44               21                0


                                    APP I-66

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.797          $10.262          $10.514           $9.145               $-
Accumulation unit value at end of period     $13.778          $11.797          $10.262          $10.514               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.978           $9.669          $10.032           $8.835           $8.071
Accumulation unit value at end of period     $12.662          $10.978           $9.669          $10.032           $8.835
Number of accumulation units outstanding
 at end of period (in thousands)                  69               84               54               15                3
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.233          $18.275          $18.687          $16.242               $-
Accumulation unit value at end of period     $25.372          $21.233          $18.275          $18.687               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               12                9                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.243          $17.641          $18.266          $16.076          $14.568
Accumulation unit value at end of period     $23.888          $20.243          $17.641          $18.266          $16.076
Number of accumulation units outstanding
 at end of period (in thousands)                  28               31               24               12                2
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.515          $18.575          $19.134          $16.530               $-
Accumulation unit value at end of period     $25.823          $21.515          $18.575          $19.134               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                2                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.511          $17.931          $18.703          $16.360          $14.831
Accumulation unit value at end of period     $24.313          $20.511          $17.931          $18.703          $16.360
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               14                4                0
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.688          $18.742          $19.419          $16.777               $-
Accumulation unit value at end of period     $25.983          $21.688          $18.742          $19.419               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               12                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.677          $18.092          $18.982          $16.605          $15.016
Accumulation unit value at end of period     $24.463          $20.677          $18.092          $18.982          $16.605
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17                3                0


                                    APP I-67

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.543          $18.587          $19.392          $16.752               $-
Accumulation unit value at end of period     $25.849          $21.543          $18.587          $19.392               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.538          $17.943          $18.955          $16.580          $15.016
Accumulation unit value at end of period     $24.337          $20.538          $17.943          $18.955          $16.580
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17               12                3                0
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.308          $12.418          $11.685          $10.938               $-
Accumulation unit value at end of period     $13.049          $13.308          $12.418          $11.685               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.385          $11.702          $11.149          $10.568               $-
Accumulation unit value at end of period     $11.994          $12.385          $11.702          $11.149               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                3                0                -
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.901          $11.113          $11.377          $10.893               $-
Accumulation unit value at end of period     $16.898          $12.901          $11.113          $11.377               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.450          $10.859          $11.258          $10.868               $-
Accumulation unit value at end of period     $16.105          $12.450          $10.859          $11.258               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.784          $18.756          $18.495          $16.836               $-
Accumulation unit value at end of period     $32.488          $22.784          $18.756          $18.495               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.721          $18.106          $18.079          $16.664               $-
Accumulation unit value at end of period     $30.589          $21.721          $18.106          $18.079               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -


                                    APP I-68

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.656          $16.166          $18.638          $16.378               $-
Accumulation unit value at end of period     $21.510          $18.656          $16.166          $18.638               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                5                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.785          $15.605          $18.218          $16.210          $15.102
Accumulation unit value at end of period     $20.252          $17.785          $15.605          $18.218          $16.210
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               19                6                3
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.677          $17.759          $20.514          $18.777               $-
Accumulation unit value at end of period     $27.486          $19.677          $17.759          $20.514               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.759          $17.144          $20.052          $18.585          $16.720
Accumulation unit value at end of period     $25.878          $18.759          $17.144          $20.052          $18.585
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                1                2
TIAA-CREF BOND INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.368          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.101          $10.368               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.244          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.856          $10.244               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
TIAA-CREF EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.238          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.962          $11.238               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.103          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.599          $11.103               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-69

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.162          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.848          $11.162               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.027          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.488          $11.027               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.303          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.923          $11.303               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.167          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.561          $11.167               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.735          $12.135          $12.043          $10.778               $-
Accumulation unit value at end of period     $18.117          $13.735          $12.135          $12.043               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.255          $11.858          $11.917          $10.754               $-
Accumulation unit value at end of period     $17.267          $13.255          $11.858          $11.917               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.189          $15.080          $15.330               $-               $-
Accumulation unit value at end of period     $18.180          $17.189          $15.080               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.387          $14.557          $14.985               $-               $-
Accumulation unit value at end of period     $17.117          $16.387          $14.557               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-70

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.958           $8.862           $9.601               $-               $-
Accumulation unit value at end of period     $10.984           $9.958           $8.862               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.012           $9.923          $10.886               $-               $-
Accumulation unit value at end of period     $11.995          $11.012           $9.923               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.438          $11.540          $12.352          $10.955               $-
Accumulation unit value at end of period     $18.068          $13.438          $11.540          $12.352               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               31               25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.271          $11.540          $12.507          $11.232               $-
Accumulation unit value at end of period     $17.622          $13.271          $11.540          $12.507               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               19               16                -
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.337          $20.814          $20.793          $17.126               $-
Accumulation unit value at end of period     $31.372          $23.337          $20.814          $20.793               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.249          $20.093          $20.325          $16.951               $-
Accumulation unit value at end of period     $29.538          $22.249          $20.093          $20.325               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                1                -
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.145          $11.720          $11.586           $9.533               $-
Accumulation unit value at end of period     $17.471          $13.145          $11.720          $11.586               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  67               63               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.399          $11.194          $11.205           $9.336           $8.411
Accumulation unit value at end of period     $16.275          $12.399          $11.194          $11.205           $9.336
Number of accumulation units outstanding
 at end of period (in thousands)                  24               28               20                8                4


                                    APP I-71

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.546          $11.387          $12.742          $10.590               $-
Accumulation unit value at end of period     $16.396          $12.546          $11.387          $12.742               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12               12               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.537          $10.603          $12.014          $10.110           $9.010
Accumulation unit value at end of period     $14.890          $11.537          $10.603          $12.014          $10.110
Number of accumulation units outstanding
 at end of period (in thousands)                  26               30               38               32               29
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.783          $10.678          $10.553           $9.845               $-
Accumulation unit value at end of period     $13.118          $11.783          $10.678          $10.553               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.797          $11.742          $11.752          $11.101               $-
Accumulation unit value at end of period     $14.071          $12.797          $11.742          $11.752               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                7                4                -
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.575          $20.957          $24.415          $19.979               $-
Accumulation unit value at end of period     $22.963          $23.575          $20.957          $24.415               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.475          $20.231          $23.866          $19.774          $17.296
Accumulation unit value at end of period     $21.620          $22.475          $20.231          $23.866          $19.774
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32               22                6                1
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $7.993           $7.031           $8.153           $7.403               $-
Accumulation unit value at end of period      $9.622           $7.993           $7.031           $8.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.847           $8.770          $10.299           $9.382               $-
Accumulation unit value at end of period     $11.706           $9.847           $8.770          $10.299               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -


                                    APP I-72

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.363          $16.858          $14.507          $14.077               $-
Accumulation unit value at end of period     $21.713          $18.363          $16.858          $14.507               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.506          $16.273          $14.180          $13.933          $12.558
Accumulation unit value at end of period     $20.443          $17.506          $16.273          $14.180          $13.933
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                1                0
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.757          $10.800          $10.913           $9.617               $-
Accumulation unit value at end of period     $17.197          $12.757          $10.800          $10.913               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87              110              122              163                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.687          $14.306          $14.637          $13.060               $-
Accumulation unit value at end of period     $22.216          $16.687          $14.306          $14.637               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               26               20               19                -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.366           $8.057           $8.734           $7.320               $-
Accumulation unit value at end of period     $12.757           $9.366           $8.057           $8.734               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.983          $10.438          $11.457           $9.723               $-
Accumulation unit value at end of period     $16.119          $11.983          $10.438          $11.457               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               16               17                -
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.352          $10.098          $10.400           $8.278               $-
Accumulation unit value at end of period     $15.232          $11.352          $10.098          $10.400               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.579           $9.528           $9.936           $8.009               $-
Accumulation unit value at end of period     $14.018          $10.579           $9.528           $9.936               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                3                -


                                    APP I-73

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.755           $9.325           $9.178           $8.019               $-
Accumulation unit value at end of period     $14.155          $10.755           $9.325           $9.178               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  43               39                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.625          $10.206          $10.171           $8.999               $-
Accumulation unit value at end of period     $15.109          $11.625          $10.206          $10.171               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               20               15                -



(a)  Inception Date January 17, 2013.


                                    APP I-74

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583


Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583



    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6778-5) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

                      PREMIER INNOVATIONS(SM) (SERIES II)

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.



Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         4
  Performance Comparisons                                                      4
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                              GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 0111-0001.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. The aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter for 2013: $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. The aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $24,436,346 and 2011: $24,699,095.


ADDITIONAL PAYMENTS


As of December 31, 2013, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

                        PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the Program and Administrative Charge, the highest possible contingent deferred sales charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for Program and Administrative Charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL PROGRAM AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.760          $17.118          $17.389          $15.522               $-
Accumulation unit value at end of period     $20.766          $18.760          $17.118          $17.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.652          $17.046          $17.341          $15.503               $-
Accumulation unit value at end of period     $20.616          $18.652          $17.046          $17.341               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.510          $16.950          $17.278          $15.478               $-
Accumulation unit value at end of period     $20.418          $18.510          $16.950          $17.278               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.405          $16.879          $17.231          $15.458          $13.991
Accumulation unit value at end of period     $20.271          $18.405          $16.879          $17.231          $15.458
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.299          $17.993               $-               $-               $-
Accumulation unit value at end of period     $20.125          $18.299               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-1

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.229          $16.760          $17.153          $15.427               $-
Accumulation unit value at end of period     $20.028          $18.229          $16.760          $17.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.160          $16.713          $17.121          $15.414               $-
Accumulation unit value at end of period     $19.932          $18.160          $16.713          $17.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.022          $16.619          $17.059          $15.389          $13.959
Accumulation unit value at end of period     $19.741          $18.022          $16.619          $17.059          $15.389
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.884          $16.525          $16.997          $15.363               $-
Accumulation unit value at end of period     $19.551          $17.884          $16.525          $16.997               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                0                -
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.367          $17.497          $17.994          $15.996               $-
Accumulation unit value at end of period     $21.937          $19.367          $17.497          $17.994               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.256          $17.424          $17.945          $15.977               $-
Accumulation unit value at end of period     $21.779          $19.256          $17.424          $17.945               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.109          $17.325          $17.879          $15.950               $-
Accumulation unit value at end of period     $21.570          $19.109          $17.325          $17.879               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.000          $17.252          $17.830          $15.931          $14.368
Accumulation unit value at end of period     $21.414          $19.000          $17.252          $17.830          $15.931
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.892          $18.540               $-               $-               $-
Accumulation unit value at end of period     $21.260          $18.892               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-2

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.820          $17.131          $17.749          $15.898               $-
Accumulation unit value at end of period     $21.158          $18.820          $17.131          $17.749               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.748          $17.083          $17.717          $15.885               $-
Accumulation unit value at end of period     $21.056          $18.748          $17.083          $17.717               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.605          $16.986          $17.653          $15.859          $14.335
Accumulation unit value at end of period     $20.854          $18.605          $16.986          $17.653          $15.859
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.463          $16.891          $17.588          $15.833               $-
Accumulation unit value at end of period     $20.654          $18.463          $16.891          $17.588               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                9                7                -
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.822          $17.836          $18.588          $16.462               $-
Accumulation unit value at end of period     $22.905          $19.822          $17.836          $18.588               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.709          $17.761          $18.538          $16.442               $-
Accumulation unit value at end of period     $22.740          $19.709          $17.761          $18.538               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.559          $17.661          $18.470          $16.415               $-
Accumulation unit value at end of period     $22.522          $19.559          $17.661          $18.470               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.447          $17.586          $18.420          $16.394          $14.711
Accumulation unit value at end of period     $22.359          $19.447          $17.586          $18.420          $16.394
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2                1                0


                                    APP I-3

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.336          $18.952               $-               $-               $-
Accumulation unit value at end of period     $22.198          $19.336               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.262          $17.462          $18.336          $16.361               $-
Accumulation unit value at end of period     $22.092          $19.262          $17.462          $18.336               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.188          $17.413          $18.303          $16.347               $-
Accumulation unit value at end of period     $21.985          $19.188          $17.413          $18.303               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6                5                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.042          $17.315          $18.236          $16.320          $14.678
Accumulation unit value at end of period     $21.774          $19.042          $17.315          $18.236          $16.320
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.897          $17.218          $18.170          $16.294               $-
Accumulation unit value at end of period     $21.565          $18.897          $17.218          $18.170               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               13                8                -
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.221          $18.070          $19.074          $16.872               $-
Accumulation unit value at end of period     $23.904          $20.221          $18.070          $19.074               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.105          $17.994          $19.022          $16.851               $-
Accumulation unit value at end of period     $23.732          $20.105          $17.994          $19.022               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.952          $17.892          $18.953          $16.824               $-
Accumulation unit value at end of period     $23.504          $19.952          $17.892          $18.953               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.838          $17.817          $18.901          $16.803          $15.032
Accumulation unit value at end of period     $23.335          $19.838          $17.817          $18.901          $16.803
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-4

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.725          $19.294               $-               $-               $-
Accumulation unit value at end of period     $23.167          $19.725               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.649          $17.692          $18.815          $16.768               $-
Accumulation unit value at end of period     $23.055          $19.649          $17.692          $18.815               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.574          $17.642          $18.781          $16.755               $-
Accumulation unit value at end of period     $22.944          $19.574          $17.642          $18.781               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.425          $17.542          $18.713          $16.727          $14.998
Accumulation unit value at end of period     $22.724          $19.425          $17.542          $18.713          $16.727
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                3                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.277          $17.444          $18.645          $16.700               $-
Accumulation unit value at end of period     $22.506          $19.277          $17.444          $18.645               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8                4                -
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.170          $17.876          $19.103          $16.936               $-
Accumulation unit value at end of period     $24.370          $20.170          $17.876          $19.103               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.055          $17.800          $19.051          $16.915               $-
Accumulation unit value at end of period     $24.194          $20.055          $17.800          $19.051               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.902          $17.700          $18.982          $16.887               $-
Accumulation unit value at end of period     $23.962          $19.902          $17.700          $18.982               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.788          $17.625          $18.930          $16.867          $15.089
Accumulation unit value at end of period     $23.789          $19.788          $17.625          $18.930          $16.867
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                1                0


                                    APP I-5

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.675          $19.210               $-               $-               $-
Accumulation unit value at end of period     $23.618          $19.675               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.600          $17.501          $18.844          $16.832               $-
Accumulation unit value at end of period     $23.504          $19.600          $17.501          $18.844               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.525          $17.452          $18.809          $16.818               $-
Accumulation unit value at end of period     $23.391          $19.525          $17.452          $18.809               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                8                8                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.376          $17.354          $18.741          $16.790          $15.054
Accumulation unit value at end of period     $23.167          $19.376          $17.354          $18.741          $16.790
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                2                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.229          $17.256          $18.673          $16.763               $-
Accumulation unit value at end of period     $22.944          $19.229          $17.256          $18.673               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                7                5                -
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.012          $17.652          $19.048          $16.903               $-
Accumulation unit value at end of period     $24.549          $20.012          $17.652          $19.048               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.898          $17.578          $18.996          $16.882               $-
Accumulation unit value at end of period     $24.372          $19.898          $17.578          $18.996               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.746          $17.479          $18.927          $16.855               $-
Accumulation unit value at end of period     $24.138          $19.746          $17.479          $18.927               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.633          $17.405          $18.875          $16.834          $15.117
Accumulation unit value at end of period     $23.964          $19.633          $17.405          $18.875          $16.834
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                0


                                    APP I-6

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.521          $19.040               $-               $-               $-
Accumulation unit value at end of period     $23.791          $19.521               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.447          $17.283          $18.789          $16.799               $-
Accumulation unit value at end of period     $23.677          $19.447          $17.283          $18.789               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.373          $17.234          $18.755          $16.785               $-
Accumulation unit value at end of period     $23.563          $19.373          $17.234          $18.755               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.225          $17.137          $18.687          $16.758          $15.083
Accumulation unit value at end of period     $23.337          $19.225          $17.137          $18.687          $16.758
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.079          $17.040          $18.619          $16.730               $-
Accumulation unit value at end of period     $23.113          $19.079          $17.040          $18.619               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                2                -
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.951          $17.552          $19.019          $16.896               $-
Accumulation unit value at end of period     $24.758          $19.951          $17.552          $19.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.837          $17.478          $18.967          $16.875               $-
Accumulation unit value at end of period     $24.579          $19.837          $17.478          $18.967               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.686          $17.379          $18.898          $16.848               $-
Accumulation unit value at end of period     $24.343          $19.686          $17.379          $18.898               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.573          $17.306          $18.847          $16.827          $15.114
Accumulation unit value at end of period     $24.168          $19.573          $17.306          $18.847          $16.827
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -


                                    APP I-7

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $19.461          $18.991               $-               $-               $-
 period
Accumulation unit value at end of period     $23.994          $19.461               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $19.387          $17.184          $18.761          $16.792               $-
 period
Accumulation unit value at end of period     $23.878          $19.387          $17.184          $18.761               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $19.313          $17.136          $18.727          $16.778               $-
 period
Accumulation unit value at end of period     $23.763          $19.313          $17.136          $18.727               $-
Number of accumulation units outstanding           2                8                7                6                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $19.166          $17.039          $18.658          $16.751          $15.080
 period
Accumulation unit value at end of period     $23.535          $19.166          $17.039          $18.658          $16.751
Number of accumulation units outstanding           4                2                1                1                0
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $19.020          $16.943          $18.591          $16.723               $-
 period
Accumulation unit value at end of period     $23.310          $19.020          $16.943          $18.591               $-
Number of accumulation units outstanding           3                2                1                0                -
 at end of period (in thousands)
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $19.939          $17.449          $18.979          $16.894               $-
 period
Accumulation unit value at end of period     $24.813          $19.939          $17.449          $18.979               $-
Number of accumulation units outstanding           -                -                -                8                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $19.825          $17.375          $18.927          $16.873               $-
 period
Accumulation unit value at end of period     $24.634          $19.825          $17.375          $18.927               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $19.674          $17.277          $18.859          $16.845               $-
 period
Accumulation unit value at end of period     $24.397          $19.674          $17.277          $18.859               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $19.562          $17.204          $18.807          $16.824          $15.106
 period
Accumulation unit value at end of period     $24.222          $19.562          $17.204          $18.807          $16.824
Number of accumulation units outstanding           1                0                0                -                -
 at end of period (in thousands)


                                    APP I-8

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.450          $18.961               $-               $-               $-
Accumulation unit value at end of period     $24.047          $19.450               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.376          $17.083          $18.722          $16.790               $-
Accumulation unit value at end of period     $23.931          $19.376          $17.083          $18.722               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.302          $17.035          $18.687          $16.776               $-
Accumulation unit value at end of period     $23.816          $19.302          $17.035          $18.687               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.155          $16.939          $18.619          $16.748          $15.072
Accumulation unit value at end of period     $23.588          $19.155          $16.939          $18.619          $16.748
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.009          $16.843          $18.552          $16.721               $-
Accumulation unit value at end of period     $23.361          $19.009          $16.843          $18.552               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                0                -
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.123          $10.585          $11.525          $10.881               $-
Accumulation unit value at end of period     $15.117          $12.123          $10.585          $11.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.071          $10.555          $11.510          $10.878               $-
Accumulation unit value at end of period     $15.030          $12.071          $10.555          $11.510               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.003          $10.516          $11.491          $10.874               $-
Accumulation unit value at end of period     $14.915          $12.003          $10.516          $11.491               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.952          $10.487          $11.476          $10.871               $-
Accumulation unit value at end of period     $14.830          $11.952          $10.487          $11.476               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-9

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.901          $11.607               $-               $-               $-
Accumulation unit value at end of period     $14.744          $11.901               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.867          $10.439          $11.452          $10.866               $-
Accumulation unit value at end of period     $14.688          $11.867          $10.439          $11.452               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.833          $10.420          $11.442          $10.864               $-
Accumulation unit value at end of period     $14.631          $11.833          $10.420          $11.442               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.766          $10.381          $11.423          $10.860               $-
Accumulation unit value at end of period     $14.519          $11.766          $10.381          $11.423               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.699          $10.343          $11.403          $10.856               $-
Accumulation unit value at end of period     $14.408          $11.699          $10.343          $11.403               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.120          $10.583          $11.548          $10.887               $-
Accumulation unit value at end of period     $15.123          $12.120          $10.583          $11.548               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.068          $10.554          $11.533          $10.884               $-
Accumulation unit value at end of period     $15.036          $12.068          $10.554          $11.533               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.000          $10.515          $11.514          $10.880               $-
Accumulation unit value at end of period     $14.921          $12.000          $10.515          $11.514               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.948          $10.486          $11.499          $10.877               $-
Accumulation unit value at end of period     $14.835          $11.948          $10.486          $11.499               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-10

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.898          $11.603               $-               $-               $-
Accumulation unit value at end of period     $14.750          $11.898               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.864          $10.437          $11.475          $10.872               $-
Accumulation unit value at end of period     $14.693          $11.864          $10.437          $11.475               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.830          $10.418          $11.465          $10.870               $-
Accumulation unit value at end of period     $14.637          $11.830          $10.418          $11.465               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.763          $10.380          $11.446          $10.866               $-
Accumulation unit value at end of period     $14.524          $11.763          $10.380          $11.446               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.696          $10.341          $11.426          $10.862               $-
Accumulation unit value at end of period     $14.413          $11.696          $10.341          $11.426               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.630          $10.698          $11.680           $9.232               $-
Accumulation unit value at end of period     $17.331          $12.630          $10.698          $11.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.542          $10.639          $11.633           $9.209               $-
Accumulation unit value at end of period     $17.184          $12.542          $10.639          $11.633               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.425          $10.562          $11.571           $9.178               $-
Accumulation unit value at end of period     $16.990          $12.425          $10.562          $11.571               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.339          $10.504          $11.525           $9.155               $-
Accumulation unit value at end of period     $16.846          $12.339          $10.504          $11.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               22               19                2                -


                                    APP I-11

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.253          $11.631               $-               $-               $-
Accumulation unit value at end of period     $16.704          $12.253               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.195          $10.408          $11.448           $9.117               $-
Accumulation unit value at end of period     $16.609          $12.195          $10.408          $11.448               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.139          $10.370          $11.418           $9.102               $-
Accumulation unit value at end of period     $16.516          $12.139          $10.370          $11.418               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.026          $10.294          $11.357           $9.072               $-
Accumulation unit value at end of period     $16.330          $12.026          $10.294          $11.357               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.914          $10.219          $11.297           $9.041           $7.849
Accumulation unit value at end of period     $16.146          $11.914          $10.219          $11.297           $9.041
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               20               12                6
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.236          $10.498          $10.195               $-               $-
Accumulation unit value at end of period     $10.994          $11.236          $10.498               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.204          $10.484          $10.192               $-               $-
Accumulation unit value at end of period     $10.947          $11.204          $10.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.162          $10.466          $10.188               $-               $-
Accumulation unit value at end of period     $10.884          $11.162          $10.466               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.131          $10.452          $10.184               $-               $-
Accumulation unit value at end of period     $10.837          $11.131          $10.452               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-12

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.099          $10.969               $-               $-               $-
Accumulation unit value at end of period     $10.790          $11.099               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.078          $10.428          $10.179               $-               $-
Accumulation unit value at end of period     $10.759          $11.078          $10.428               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.058          $10.419          $10.176               $-               $-
Accumulation unit value at end of period     $10.728          $11.058          $10.419               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.016          $10.401          $10.172               $-               $-
Accumulation unit value at end of period     $10.666          $11.016          $10.401               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.975          $10.382          $10.167               $-               $-
Accumulation unit value at end of period     $10.605          $10.975          $10.382               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.861          $10.002          $10.291               $-               $-
Accumulation unit value at end of period     $12.647          $11.861          $10.002               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.828           $9.989          $10.288               $-               $-
Accumulation unit value at end of period     $12.593          $11.828           $9.989               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.783           $9.971          $10.284               $-               $-
Accumulation unit value at end of period     $12.520          $11.783           $9.971               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.750           $9.958          $10.280               $-               $-
Accumulation unit value at end of period     $12.466          $11.750           $9.958               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -


                                    APP I-13

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.717          $11.309               $-               $-               $-
Accumulation unit value at end of period     $12.413          $11.717               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.695           $9.935          $10.275               $-               $-
Accumulation unit value at end of period     $12.377          $11.695           $9.935               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.673           $9.927          $10.272               $-               $-
Accumulation unit value at end of period     $12.341          $11.673           $9.927               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.629           $9.909          $10.268               $-               $-
Accumulation unit value at end of period     $12.270          $11.629           $9.909               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.586           $9.891          $10.263               $-               $-
Accumulation unit value at end of period     $12.200          $11.586           $9.891               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.097           $7.017           $8.404           $7.478               $-
Accumulation unit value at end of period      $9.174           $8.097           $7.017           $8.404               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $7.944           $6.895           $8.271           $7.370               $-
Accumulation unit value at end of period      $8.988           $7.944           $6.895           $8.271               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.002           $6.959           $8.364           $7.468               $-
Accumulation unit value at end of period      $9.035           $8.002           $6.959           $8.364               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                4                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.873           $6.857           $8.254           $7.381           $6.614
Accumulation unit value at end of period      $8.876           $7.873           $6.857           $8.254           $7.381
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                4                5                4


                                    APP I-14

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.011          $10.602               $-               $-               $-
Accumulation unit value at end of period     $12.395          $11.011               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.763           $6.778           $8.180           $7.333               $-
Accumulation unit value at end of period      $8.730           $7.763           $6.778           $8.180               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.868           $9.498          $11.473          $10.296               $-
Accumulation unit value at end of period     $12.209          $10.868           $9.498          $11.473               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.634           $6.685           $8.092           $7.276               $-
Accumulation unit value at end of period      $8.559           $7.634           $6.685           $8.092               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.587           $9.289          $11.266          $10.151               $-
Accumulation unit value at end of period     $11.846          $10.587           $9.289          $11.266               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               17               19               16                -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.850          $13.879          $17.392          $16.823               $-
Accumulation unit value at end of period     $19.347          $15.850          $13.879          $17.392               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $6.050           $5.305           $6.658           $6.450               $-
Accumulation unit value at end of period      $7.374           $6.050           $5.305           $6.658               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.084           $7.982          $10.037           $9.743               $-
Accumulation unit value at end of period     $11.049           $9.084           $7.982          $10.037               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               14               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.978           $7.901           $9.950           $9.673               $-
Accumulation unit value at end of period     $10.904           $8.978           $7.901           $9.950               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                7                4                -


                                    APP I-15

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $8.874           $8.194               $-               $-               $-
Accumulation unit value at end of period     $10.761           $8.874               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $5.475           $4.830           $6.098           $5.943               $-
Accumulation unit value at end of period      $6.633           $5.475           $4.830           $6.098               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.736           $7.715           $9.751           $9.512               $-
Accumulation unit value at end of period     $10.574           $8.736           $7.715           $9.751               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  56               53               50               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $5.384           $4.764           $6.033           $5.897               $-
Accumulation unit value at end of period      $6.503           $5.384           $4.764           $6.033               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                8               19               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.683           $7.698           $9.769           $9.568               $-
Accumulation unit value at end of period     $10.467           $8.683           $7.698           $9.769               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               40               42                -
ALLIANZGI NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.974           $8.755           $8.493           $7.510               $-
Accumulation unit value at end of period     $12.831           $9.974           $8.755           $8.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.904           $8.706           $8.459           $7.492               $-
Accumulation unit value at end of period     $12.722           $9.904           $8.706           $8.459               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.812           $8.643           $8.414           $7.467               $-
Accumulation unit value at end of period     $12.579           $9.812           $8.643           $8.414               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.744           $8.595           $8.380           $7.448           $6.598
Accumulation unit value at end of period     $12.472           $9.744           $8.595           $8.380           $7.448
Number of accumulation units outstanding
 at end of period (in thousands)                 136              103               71               48                7


                                    APP I-16

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.676           $9.785               $-               $-               $-
Accumulation unit value at end of period     $12.367           $9.676               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               33                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.631           $8.517           $8.324           $7.417           $6.577
Accumulation unit value at end of period     $12.297           $9.631           $8.517           $8.324           $7.417
Number of accumulation units outstanding
 at end of period (in thousands)                  51               90               38               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.586           $8.486           $8.302           $7.404           $6.569
Accumulation unit value at end of period     $12.227           $9.586           $8.486           $8.302           $7.404
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10               12               36               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.497           $8.424           $8.258           $7.380           $6.553
Accumulation unit value at end of period     $12.090           $9.497           $8.424           $8.258           $7.380
Number of accumulation units outstanding
 at end of period (in thousands)                  55               43               10               16                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $8.362           $8.214           $7.355           $6.536
Accumulation unit value at end of period     $11.953           $9.409           $8.362           $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                 112              108              102               57               27
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $8.712          $10.619               $-               $-
Accumulation unit value at end of period     $11.660          $10.579           $8.712               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.549           $8.700          $10.615               $-               $-
Accumulation unit value at end of period     $11.609          $10.549           $8.700               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.694           $9.663          $11.806               $-               $-
Accumulation unit value at end of period     $12.843          $11.694           $9.663               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.480           $8.673          $10.607               $-               $-
Accumulation unit value at end of period     $11.493          $10.480           $8.673               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-17

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.450           $9.894               $-               $-               $-
Accumulation unit value at end of period     $11.443          $10.450               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.431           $8.654          $10.601               $-               $-
Accumulation unit value at end of period     $11.410          $10.431           $8.654               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.411           $8.646          $10.599               $-               $-
Accumulation unit value at end of period     $11.377          $10.411           $8.646               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.372           $8.631          $10.594               $-               $-
Accumulation unit value at end of period     $11.312          $10.372           $8.631               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.333           $8.616          $10.590               $-               $-
Accumulation unit value at end of period     $11.247          $10.333           $8.616               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.734          $11.191          $10.455          $10.110               $-
Accumulation unit value at end of period     $11.425          $11.734          $11.191          $10.455               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.684          $11.160          $10.442          $10.108               $-
Accumulation unit value at end of period     $11.360          $11.684          $11.160          $10.442               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.618          $11.119          $10.424          $10.104               $-
Accumulation unit value at end of period     $11.273          $11.618          $11.119          $10.424               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.568          $11.089          $10.411          $10.101               $-
Accumulation unit value at end of period     $11.208          $11.568          $11.089          $10.411               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-18

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.519          $11.539               $-               $-               $-
Accumulation unit value at end of period     $11.143          $11.519               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.486          $11.037          $10.389          $10.096               $-
Accumulation unit value at end of period     $11.101          $11.486          $11.037          $10.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.454          $11.017          $10.380          $10.095               $-
Accumulation unit value at end of period     $11.058          $11.454          $11.017          $10.380               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.389          $10.977          $10.363          $10.091               $-
Accumulation unit value at end of period     $10.973          $11.389          $10.977          $10.363               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.324          $10.936          $10.345          $10.087               $-
Accumulation unit value at end of period     $10.889          $11.324          $10.936          $10.345               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.257           $8.843           $8.515               $-               $-
Accumulation unit value at end of period     $13.604          $10.257           $8.843               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.255           $9.718           $9.372               $-               $-
Accumulation unit value at end of period     $14.906          $11.255           $9.718               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.151           $9.647           $9.322               $-               $-
Accumulation unit value at end of period     $14.738          $11.151           $9.647               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.973           $8.641           $8.362               $-               $-
Accumulation unit value at end of period     $13.162           $9.973           $8.641               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-19

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.440          $12.472               $-               $-               $-
Accumulation unit value at end of period     $16.393          $12.440               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.834           $8.542           $8.287               $-               $-
Accumulation unit value at end of period     $12.946           $9.834           $8.542               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.278          $10.675          $10.367               $-               $-
Accumulation unit value at end of period     $16.147          $12.278          $10.675               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.670           $8.425           $8.198               $-               $-
Accumulation unit value at end of period     $12.692           $9.670           $8.425               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.960          $10.441          $10.180               $-               $-
Accumulation unit value at end of period     $15.667          $11.960          $10.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                -                -
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.434          $20.168          $19.523          $17.276               $-
Accumulation unit value at end of period     $26.763          $22.434          $20.168          $19.523               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.796          $10.621          $10.296           $9.125               $-
Accumulation unit value at end of period     $14.052          $11.796          $10.621          $10.296               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.687          $10.543          $10.241           $9.094               $-
Accumulation unit value at end of period     $13.893          $11.687          $10.543          $10.241               $-
Number of accumulation units outstanding
 at end of period (in thousands)               1,447                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.202          $20.060          $19.515          $17.356               $-
Accumulation unit value at end of period     $26.355          $22.202          $20.060          $19.515               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 156              928              916              787                -


                                    APP I-20

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $17.708          $17.816               $-               $-               $-
Accumulation unit value at end of period     $20.988          $17.708               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               26                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.644           $9.641           $9.403           $8.383               $-
Accumulation unit value at end of period     $12.604          $10.644           $9.641           $9.403               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  89               78               70              126                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.601          $17.772          $17.350          $15.484               $-
Accumulation unit value at end of period     $23.186          $19.601          $17.772          $17.350               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               60               55               55                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.467           $9.509           $9.302           $8.318               $-
Accumulation unit value at end of period     $12.356          $10.467           $9.509           $9.302               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  47               27               21               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.589          $15.101          $14.802          $13.263          $12.294
Accumulation unit value at end of period     $19.545          $16.589          $15.101          $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  32               43               44               31               29
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.125          $18.590          $18.808          $16.024               $-
Accumulation unit value at end of period     $27.268          $21.125          $18.590          $18.808               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.004          $18.511          $18.756          $16.004               $-
Accumulation unit value at end of period     $27.071          $21.004          $18.511          $18.756               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.844          $18.407          $18.688          $15.977               $-
Accumulation unit value at end of period     $26.811          $20.844          $18.407          $18.688               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.725          $18.330          $18.637          $15.958               $-
Accumulation unit value at end of period     $26.618          $20.725          $18.330          $18.637               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                0                -                -


                                    APP I-21

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.607          $21.084               $-               $-               $-
Accumulation unit value at end of period     $26.426          $20.607               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.528          $18.201          $18.553          $15.925               $-
Accumulation unit value at end of period     $26.299          $20.528          $18.201          $18.553               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               14                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.450          $18.149          $18.519          $15.912               $-
Accumulation unit value at end of period     $26.173          $20.450          $18.149          $18.519               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.294          $18.047          $18.451          $15.886               $-
Accumulation unit value at end of period     $25.922          $20.294          $18.047          $18.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.140          $17.946          $18.384          $15.860               $-
Accumulation unit value at end of period     $25.673          $20.140          $17.946          $18.384               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                1                0                -
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.550          $11.669          $11.784          $11.008               $-
Accumulation unit value at end of period     $17.575          $13.550          $11.669          $11.784               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.492          $11.637          $11.769          $11.004               $-
Accumulation unit value at end of period     $17.473          $13.492          $11.637          $11.769               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.416          $11.594          $11.749          $11.000               $-
Accumulation unit value at end of period     $17.340          $13.416          $11.594          $11.749               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.358          $11.562          $11.734          $10.997               $-
Accumulation unit value at end of period     $17.240          $13.358          $11.562          $11.734               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -


                                    APP I-22

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.301          $12.908               $-               $-               $-
Accumulation unit value at end of period     $17.141          $13.301               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                9                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.264          $11.509          $11.710          $10.992               $-
Accumulation unit value at end of period     $17.075          $13.264          $11.509          $11.710               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.226          $11.488          $11.700          $10.990               $-
Accumulation unit value at end of period     $17.009          $13.226          $11.488          $11.700               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.151          $11.445          $11.680          $10.986               $-
Accumulation unit value at end of period     $16.879          $13.151          $11.445          $11.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.076          $11.403          $11.660          $10.982               $-
Accumulation unit value at end of period     $16.750          $13.076          $11.403          $11.660               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1                1                -
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.001          $10.000               $-
Accumulation unit value at end of period     $10.004          $10.003          $10.002          $10.001               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37                7                6                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.960           $9.974           $9.988           $9.997               $-
Accumulation unit value at end of period      $9.946           $9.960           $9.974           $9.988               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.904           $9.937           $9.971           $9.994               $-
Accumulation unit value at end of period      $9.870           $9.904           $9.937           $9.971               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.862           $9.910           $9.959           $9.991               $-
Accumulation unit value at end of period      $9.813           $9.862           $9.910           $9.959               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40                -                -                -                -


                                    APP I-23

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.819           $9.835               $-               $-               $-
Accumulation unit value at end of period      $9.757           $9.819               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.792           $9.864           $9.938           $9.986               $-
Accumulation unit value at end of period      $9.719           $9.792           $9.864           $9.938               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.764           $9.846           $9.929           $9.985               $-
Accumulation unit value at end of period      $9.682           $9.764           $9.846           $9.929               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.708           $9.810           $9.912           $9.981               $-
Accumulation unit value at end of period      $9.608           $9.708           $9.810           $9.912               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3               22               14               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.653           $9.774           $9.896           $9.977               $-
Accumulation unit value at end of period      $9.534           $9.653           $9.774           $9.896               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                3                0                0                -
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.458          $14.145          $15.194          $14.558               $-
Accumulation unit value at end of period     $22.136          $16.458          $14.145          $15.194               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.000          $11.190          $12.038          $11.546               $-
Accumulation unit value at end of period     $17.459          $13.000          $11.190          $12.038               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.544          $15.994          $17.241          $13.989               $-
Accumulation unit value at end of period     $24.855          $18.544          $15.994          $17.241               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.305          $15.812          $17.070          $16.409               $-
Accumulation unit value at end of period     $24.499          $18.305          $15.812          $17.070               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-24

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.070          $17.427               $-               $-               $-
Accumulation unit value at end of period     $24.147          $18.070               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.780          $11.067          $11.977          $11.533               $-
Accumulation unit value at end of period     $17.061          $12.780          $11.067          $11.977               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.761          $15.396          $16.679          $16.070               $-
Accumulation unit value at end of period     $23.686          $17.761          $15.396          $16.679               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.671          $11.006          $11.947          $11.527               $-
Accumulation unit value at end of period     $16.865          $12.671          $11.006          $11.947               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.158          $14.933          $16.242          $15.691               $-
Accumulation unit value at end of period     $22.791          $17.158          $14.933          $16.242               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3                1                -
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.004          $16.493          $17.971          $14.548               $-
Accumulation unit value at end of period     $24.890          $19.004          $16.493          $17.971               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.027           $7.846           $8.562           $6.942               $-
Accumulation unit value at end of period     $11.806           $9.027           $7.846           $8.562               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.383          $12.526          $13.696          $11.126               $-
Accumulation unit value at end of period     $18.772          $14.383          $12.526          $13.696               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.198          $12.383          $13.561          $11.033               $-
Accumulation unit value at end of period     $18.503          $14.198          $12.383          $13.561               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                9               20               15                -


                                    APP I-25

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.015          $14.095               $-               $-               $-
Accumulation unit value at end of period     $18.238          $14.015               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.192           $8.037           $8.823           $7.196               $-
Accumulation unit value at end of period     $11.949           $9.192           $8.037           $8.823               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                9                4                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.775          $12.057          $13.249          $10.817               $-
Accumulation unit value at end of period     $17.890          $13.775          $12.057          $13.249               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                5                5               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.038           $7.926           $8.728           $7.140               $-
Accumulation unit value at end of period     $11.715           $9.038           $7.926           $8.728               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                6                6                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.308          $11.694          $12.903          $10.576               $-
Accumulation unit value at end of period     $17.215          $13.308          $11.694          $12.903               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                6                9               10                -
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.248           $9.748           $9.748           $8.581               $-
Accumulation unit value at end of period     $15.339          $11.248           $9.748           $9.748               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  73               83               75                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.025          $10.437          $10.453           $9.215               $-
Accumulation unit value at end of period     $16.374          $12.025          $10.437          $10.453               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.913          $10.361          $10.397           $9.184               $-
Accumulation unit value at end of period     $16.190          $11.913          $10.361          $10.397               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.937           $9.526           $9.574           $8.470           $7.555
Accumulation unit value at end of period     $14.840          $10.937           $9.526           $9.574           $8.470
Number of accumulation units outstanding
 at end of period (in thousands)                  31               10               11               11               12


                                    APP I-26

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.710          $12.582               $-               $-               $-
Accumulation unit value at end of period     $17.221          $12.710               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.785           $9.417           $9.488           $8.415           $7.514
Accumulation unit value at end of period     $14.597          $10.785           $9.417           $9.488           $8.415
Number of accumulation units outstanding
 at end of period (in thousands)                  37               58               60               47               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.544          $10.964          $11.058           $9.817           $8.769
Accumulation unit value at end of period     $16.962          $12.544          $10.964          $11.058           $9.817
Number of accumulation units outstanding
 at end of period (in thousands)                  20               22               13               13                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.605           $9.288           $9.386           $8.349               $-
Accumulation unit value at end of period     $14.311          $10.605           $9.288           $9.386               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               20               22               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.219          $10.723          $10.858           $9.678               $-
Accumulation unit value at end of period     $16.457          $12.219          $10.723          $10.858               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               39               24                -
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.733           $9.591           $9.183           $8.187               $-
Accumulation unit value at end of period     $13.684          $10.733           $9.591           $9.183               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 151              165                -                                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.780          $10.542          $10.109           $9.027               $-
Accumulation unit value at end of period     $14.997          $11.780          $10.542          $10.109               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.670          $10.465          $10.055           $8.997           $8.063
Accumulation unit value at end of period     $14.828          $11.670          $10.465          $10.055           $8.997
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -               59               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.436           $9.372           $9.019           $8.081               $-
Accumulation unit value at end of period     $13.240          $10.436           $9.372           $9.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               15               12                3                -


                                    APP I-27

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.668          $12.645               $-               $-               $-
Accumulation unit value at end of period     $16.047          $12.668               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.290           $9.265           $8.938           $8.029               $-
Accumulation unit value at end of period     $13.023          $10.290           $9.265           $8.938               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               80               65               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.502          $11.268          $10.881           $9.784           $8.786
Accumulation unit value at end of period     $15.806          $12.502          $11.268          $10.881           $9.784
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4                3                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.119           $9.138           $8.841           $7.966           $7.160
Accumulation unit value at end of period     $12.767          $10.119           $9.138           $8.841           $7.966
Number of accumulation units outstanding
 at end of period (in thousands)                  40               37               38               38                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.178          $11.020          $10.684           $9.645           $8.676
Accumulation unit value at end of period     $15.335          $12.178          $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  71               64               48               37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.757           $9.654           $9.422           $8.671               $-
Accumulation unit value at end of period     $12.317          $10.757           $9.654           $9.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  46               43               37                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.693           $9.611           $9.394           $8.658               $-
Accumulation unit value at end of period     $12.225          $10.693           $9.611           $9.394               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.021           $9.025           $8.839           $8.163               $-
Accumulation unit value at end of period     $11.434          $10.021           $9.025           $8.839               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 445              259              251              232                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.330           $9.318           $9.139           $8.452           $7.834
Accumulation unit value at end of period     $11.769          $10.330           $9.318           $9.139           $8.452
Number of accumulation units outstanding
 at end of period (in thousands)                 178              340              312              229              194


                                    APP I-28

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.742          $12.671               $-               $-               $-
Accumulation unit value at end of period     $14.496          $12.742               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  43               69                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.335           $9.345           $9.189           $8.520           $7.905
Accumulation unit value at end of period     $11.745          $10.335           $9.345           $9.189           $8.520
Number of accumulation units outstanding
 at end of period (in thousands)                 132              145              145               96               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.576          $11.384          $11.205          $10.399           $9.652
Accumulation unit value at end of period     $14.278          $12.576          $11.384          $11.205          $10.399
Number of accumulation units outstanding
 at end of period (in thousands)                 156              167              173              179              153
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.171           $9.225           $9.098           $8.460           $7.860
Accumulation unit value at end of period     $11.524          $10.171           $9.225           $9.098           $8.460
Number of accumulation units outstanding
 at end of period (in thousands)                 316              228              216              183               84
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.250          $11.133          $11.002          $10.252           $9.531
Accumulation unit value at end of period     $13.853          $12.250          $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 386              439              461              444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $54.513          $45.898          $49.800          $46.260               $-
Accumulation unit value at end of period     $67.874          $54.513          $45.898          $49.800               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               23               21                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.818           $8.278           $8.996           $8.369               $-
Accumulation unit value at end of period     $12.205           $9.818           $8.278           $8.996               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $16.578          $14.007          $15.251          $14.217               $-
Accumulation unit value at end of period     $20.569          $16.578          $14.007          $15.251               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 162              119              115              128                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.376          $13.857          $15.110          $14.107          $12.737
Accumulation unit value at end of period     $20.288          $16.376          $13.857          $15.110          $14.107
Number of accumulation units outstanding
 at end of period (in thousands)                 202              237              235              172              105


                                    APP I-29

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.176          $15.699               $-               $-               $-
Accumulation unit value at end of period     $20.010          $16.176               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  74               65                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.711           $8.238           $9.006           $8.429           $7.618
Accumulation unit value at end of period     $12.001           $9.711           $8.238           $9.006           $8.429
Number of accumulation units outstanding
 at end of period (in thousands)                 167              204              164               91               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.914          $13.513          $14.787          $13.854          $12.526
Accumulation unit value at end of period     $19.647          $15.914          $13.513          $14.787          $13.854
Number of accumulation units outstanding
 at end of period (in thousands)                 142              143              126              127              124
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.549           $8.125           $8.909           $8.363           $7.568
Accumulation unit value at end of period     $11.766           $9.549           $8.125           $8.909           $8.363
Number of accumulation units outstanding
 at end of period (in thousands)                 258              191              204              208               73
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.402          $13.131          $14.427          $13.570          $12.289
Accumulation unit value at end of period     $18.939          $15.402          $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 171              206              197              158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.710          $15.738          $18.268          $16.749               $-
Accumulation unit value at end of period     $22.412          $18.710          $15.738          $18.268               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 169              156               33                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.509           $8.010           $9.312           $8.550               $-
Accumulation unit value at end of period     $11.373           $9.509           $8.010           $9.312               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25               27                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.643          $16.580          $19.314          $17.769          $16.199
Accumulation unit value at end of period     $23.447          $19.643          $16.580          $19.314          $17.769
Number of accumulation units outstanding
 at end of period (in thousands)                  89               72              134              103               58
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.307          $16.321          $19.041          $17.544          $16.003
Accumulation unit value at end of period     $23.012          $19.307          $16.321          $19.041          $17.544
Number of accumulation units outstanding
 at end of period (in thousands)                 179              133              114              100               52


                                    APP I-30

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.345          $17.547               $-               $-               $-
Accumulation unit value at end of period     $21.833          $18.345               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               33                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.543           $8.087           $9.458           $8.737           $7.978
Accumulation unit value at end of period     $11.345           $9.543           $8.087           $9.458           $8.737
Number of accumulation units outstanding
 at end of period (in thousands)                 148              176              136              100               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.545          $15.732          $18.418          $17.029          $15.556
Accumulation unit value at end of period     $22.026          $18.545          $15.732          $18.418          $17.029
Number of accumulation units outstanding
 at end of period (in thousands)                  86               87              109              103              104
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.383           $7.976           $9.356           $8.669           $7.925
Accumulation unit value at end of period     $11.123           $9.383           $7.976           $9.356           $8.669
Number of accumulation units outstanding
 at end of period (in thousands)                 215              160              128               88               43
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.710          $15.084          $17.730          $16.460          $15.060
Accumulation unit value at end of period     $20.951          $17.710          $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 167              188              178              163              136
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $9.059           $9.265           $8.149               $-
Accumulation unit value at end of period     $13.868          $10.579           $9.059           $9.265               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101              100               14               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.699           $9.175           $9.398           $8.278               $-
Accumulation unit value at end of period     $14.004          $10.699           $9.175           $9.398               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               47               50                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.416           $8.951           $9.186           $8.108           $7.274
Accumulation unit value at end of period     $13.606          $10.416           $8.951           $9.186           $8.108
Number of accumulation units outstanding
 at end of period (in thousands)                  53                -               62               49                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.286           $8.852           $9.099           $8.043           $7.221
Accumulation unit value at end of period     $13.417          $10.286           $8.852           $9.099           $8.043
Number of accumulation units outstanding
 at end of period (in thousands)                 362              360              312              167              139


                                    APP I-31

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.725          $12.520               $-               $-               $-
Accumulation unit value at end of period     $16.572          $12.725               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 102              121                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.143           $8.751           $9.017           $7.991               $-
Accumulation unit value at end of period     $13.197          $10.143           $8.751           $9.017               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 127              121              118               99                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.559          $10.846          $11.187           $9.923           $8.921
Accumulation unit value at end of period     $16.323          $12.559          $10.846          $11.187           $9.923
Number of accumulation units outstanding
 at end of period (in thousands)                  25               35               65               61               63
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.974           $8.631           $8.920           $7.928           $7.134
Accumulation unit value at end of period     $12.938           $9.974           $8.631           $8.920           $7.928
Number of accumulation units outstanding
 at end of period (in thousands)                 271              184              144              118               75
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.233          $10.607          $10.984           $9.783           $8.809
Accumulation unit value at end of period     $15.837          $12.233          $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 206              261              274              285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.231           $9.328          $10.132           $9.018               $-
Accumulation unit value at end of period     $14.198          $11.231           $9.328          $10.132               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               64                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.938           $9.099           $9.897           $8.822               $-
Accumulation unit value at end of period     $13.808          $10.938           $9.099           $9.897               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.837           $9.032           $9.845           $8.793           $7.839
Accumulation unit value at end of period     $13.652          $10.837           $9.032           $9.845           $8.793
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               77               61                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.920          $12.261          $12.991          $11.662          $10.550
Accumulation unit value at end of period     $13.737          $10.920          $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                  99               84              374              375              204


                                    APP I-32

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.786          $13.367               $-               $-               $-
Accumulation unit value at end of period     $17.315          $13.786               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               33                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.768           $9.011           $9.861           $8.843           $7.896
Accumulation unit value at end of period     $13.512          $10.768           $9.011           $9.861           $8.843
Number of accumulation units outstanding
 at end of period (in thousands)                  33               33               29               15               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.606          $11.397          $12.485          $11.207          $10.011
Accumulation unit value at end of period     $17.055          $13.606          $11.397          $12.485          $11.207
Number of accumulation units outstanding
 at end of period (in thousands)                  46               43               56               50               49
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.589           $8.887           $9.755           $8.774           $7.844
Accumulation unit value at end of period     $13.247          $10.589           $8.887           $9.755           $8.774
Number of accumulation units outstanding
 at end of period (in thousands)                  84               71               63               57               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.253          $11.146          $12.259          $11.048           $9.885
Accumulation unit value at end of period     $16.547          $13.253          $11.146          $12.259          $11.048
Number of accumulation units outstanding
 at end of period (in thousands)                 106              100              100               82               67
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.155          $11.515          $10.848          $10.143               $-
Accumulation unit value at end of period     $11.876          $12.155          $11.515          $10.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.966          $11.354          $10.712          $10.031               $-
Accumulation unit value at end of period     $11.674          $11.966          $11.354          $10.712               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.745          $11.166          $10.555           $9.904               $-
Accumulation unit value at end of period     $11.435          $11.745          $11.166          $10.555               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  44               28               22               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.819          $11.253          $10.654          $10.012           $9.587
Accumulation unit value at end of period     $11.490          $11.819          $11.253          $10.654          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  87              102               94               66               56


                                    APP I-33

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.418          $12.404               $-               $-               $-
Accumulation unit value at end of period     $12.055          $12.418               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  46               64                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.654          $11.124          $10.558           $9.947               $-
Accumulation unit value at end of period     $11.302          $11.654          $11.124          $10.558               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               40               40               47                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.257          $11.711          $11.126          $10.492          $10.061
Accumulation unit value at end of period     $11.874          $12.257          $11.711          $11.126          $10.492
Number of accumulation units outstanding
 at end of period (in thousands)                  26               32               44               62               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.460          $10.972          $10.444           $9.869               $-
Accumulation unit value at end of period     $11.080          $11.460          $10.972          $10.444               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  76               73               78               73                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.939          $11.453          $10.925          $10.344           $9.935
Accumulation unit value at end of period     $11.520          $11.939          $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 154              173              187              202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.777          $13.126          $13.838          $12.360               $-
Accumulation unit value at end of period     $21.050          $15.777          $13.126          $13.838               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 234              226              114               97                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.681           $8.899           $9.396           $8.405           $7.593
Accumulation unit value at end of period     $14.229          $10.681           $8.899           $9.396           $8.405
Number of accumulation units outstanding
 at end of period (in thousands)                  18               22               22               40                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.919          $12.456          $13.178          $11.812          $10.679
Accumulation unit value at end of period     $19.837          $14.919          $12.456          $13.178          $11.812
Number of accumulation units outstanding
 at end of period (in thousands)                 211              156              256              205              144
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.664          $12.261          $12.991          $11.662          $10.550
Accumulation unit value at end of period     $19.468          $14.664          $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 282              343              374              375              204


                                    APP I-34

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.277          $15.023               $-               $-               $-
Accumulation unit value at end of period     $20.252          $15.277               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 125              147                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.171           $8.526           $9.056           $8.150           $7.381
Accumulation unit value at end of period     $13.470          $10.171           $8.526           $9.056           $8.150
Number of accumulation units outstanding
 at end of period (in thousands)                 292              327              345              207               83
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.085          $11.818          $12.566          $11.320          $10.255
Accumulation unit value at end of period     $18.634          $14.085          $11.818          $12.566          $11.320
Number of accumulation units outstanding
 at end of period (in thousands)                 220              206              283              324              316
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.002           $8.409           $8.959           $8.086           $7.332
Accumulation unit value at end of period     $13.206          $10.002           $8.409           $8.959           $8.086
Number of accumulation units outstanding
 at end of period (in thousands)                 376              304              344              329              226
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.451          $11.332          $12.097          $10.941           $9.929
Accumulation unit value at end of period     $17.725          $13.451          $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 443              520              495              492              482
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.075           $9.925           $9.435           $8.455               $-
Accumulation unit value at end of period     $13.042          $11.075           $9.925           $9.435               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.870          $10.653          $10.142           $9.102               $-
Accumulation unit value at end of period     $13.957          $11.870          $10.653          $10.142               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.006           $9.898           $9.442           $8.491               $-
Accumulation unit value at end of period     $12.916          $11.006           $9.898           $9.442               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  93               58               50               44                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.769           $9.699           $9.267           $8.345           $7.496
Accumulation unit value at end of period     $12.619          $10.769           $9.699           $9.267           $8.345
Number of accumulation units outstanding
 at end of period (in thousands)                 303              287              245              105               96


                                    APP I-35

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.988          $12.860               $-               $-               $-
Accumulation unit value at end of period     $15.196          $12.988               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  94              101                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.619           $9.588           $9.183           $8.291           $7.455
Accumulation unit value at end of period     $12.412          $10.619           $9.588           $9.183           $8.291
Number of accumulation units outstanding
 at end of period (in thousands)                 113              163              169               62               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.818          $11.586          $11.107          $10.038           $9.030
Accumulation unit value at end of period     $14.967          $12.818          $11.586          $11.107          $10.038
Number of accumulation units outstanding
 at end of period (in thousands)                  43               36               50               57               54
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.442           $9.457           $9.084           $8.226           $7.406
Accumulation unit value at end of period     $12.168          $10.442           $9.457           $9.084           $8.226
Number of accumulation units outstanding
 at end of period (in thousands)                 136              104               88               75               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.486          $11.330          $10.906           $9.896           $8.917
Accumulation unit value at end of period     $14.521          $12.486          $11.330          $10.906           $9.896
Number of accumulation units outstanding
 at end of period (in thousands)                 154              164              175              156              162
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.071           $8.742           $8.931           $8.083               $-
Accumulation unit value at end of period     $13.287          $10.071           $8.742           $8.931               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               49                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.794           $9.384           $9.601           $8.702               $-
Accumulation unit value at end of period     $14.220          $10.794           $9.384           $9.601               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.997           $8.709           $8.928           $8.108           $7.284
Accumulation unit value at end of period     $13.144           $9.997           $8.709           $8.928           $8.108
Number of accumulation units outstanding
 at end of period (in thousands)                 103               74              111               94               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.792           $8.543           $8.771           $7.978           $7.171
Accumulation unit value at end of period     $12.855           $9.792           $8.543           $8.771           $7.978
Number of accumulation units outstanding
 at end of period (in thousands)                  69               89               79               69               41


                                    APP I-36

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.649          $11.626               $-               $-               $-
Accumulation unit value at end of period     $15.270          $11.649               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87              109                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.656           $8.445           $8.692           $7.926               $-
Accumulation unit value at end of period     $12.645           $9.656           $8.445           $8.692               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  66               41               52               52                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.497          $10.066          $10.371           $9.466           $8.521
Accumulation unit value at end of period     $15.041          $11.497          $10.066          $10.371           $9.466
Number of accumulation units outstanding
 at end of period (in thousands)                  52               48               62               81               93
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.495           $8.329           $8.599           $7.864           $7.085
Accumulation unit value at end of period     $12.396           $9.495           $8.329           $8.599           $7.864
Number of accumulation units outstanding
 at end of period (in thousands)                 105              102               92               68               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.199           $9.844          $10.183           $9.332               $-
Accumulation unit value at end of period     $14.593          $11.199           $9.844          $10.183               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 174              180              156              143                -
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.338           $9.174           $9.753           $8.630               $-
Accumulation unit value at end of period     $16.208          $11.338           $9.174           $9.753               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.855           $9.607          $10.230           $9.065               $-
Accumulation unit value at end of period     $16.923          $11.855           $9.607          $10.230               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.244           $9.130           $9.741           $8.649               $-
Accumulation unit value at end of period     $16.018          $11.244           $9.130           $9.741               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               13               21               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.024           $8.965           $9.579           $8.518               $-
Accumulation unit value at end of period     $15.681          $11.024           $8.965           $9.579               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               27               30               31                -


                                    APP I-37

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.773          $13.373               $-               $-               $-
Accumulation unit value at end of period     $19.563          $13.773               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.871           $8.862           $9.493           $8.463               $-
Accumulation unit value at end of period     $15.424          $10.871           $8.862           $9.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.594          $11.093          $11.895          $10.614           $9.618
Accumulation unit value at end of period     $19.269          $13.594          $11.093          $11.895          $10.614
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                0                7                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.689           $8.740           $9.391           $8.397               $-
Accumulation unit value at end of period     $15.121          $10.689           $8.740           $9.391               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               21               20               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.241          $10.849          $11.680          $10.464               $-
Accumulation unit value at end of period     $18.695          $13.241          $10.849          $11.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               24               19                -
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.193           $9.094           $8.525           $7.547               $-
Accumulation unit value at end of period     $13.400          $10.193           $9.094           $8.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               19               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.124           $9.939           $9.331           $8.273               $-
Accumulation unit value at end of period     $14.602          $11.124           $9.939           $9.331               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.021           $9.867           $9.282           $8.245               $-
Accumulation unit value at end of period     $14.437          $11.021           $9.867           $9.282               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  51                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.911           $8.887           $8.373           $7.449           $6.311
Accumulation unit value at end of period     $12.965           $9.911           $8.887           $8.373           $7.449
Number of accumulation units outstanding
 at end of period (in thousands)                  18               60               42               16                1


                                    APP I-38

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.049          $12.077               $-               $-               $-
Accumulation unit value at end of period     $15.738          $12.049               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               21                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.773           $8.785           $8.297           $7.401               $-
Accumulation unit value at end of period     $12.752           $9.773           $8.785           $8.297               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14               47               36                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.892          $10.700          $10.116           $9.032           $8.072
Accumulation unit value at end of period     $15.501          $11.892          $10.700          $10.116           $9.032
Number of accumulation units outstanding
 at end of period (in thousands)                  31               32               38               19               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.610           $8.664           $8.208           $7.343           $6.568
Accumulation unit value at end of period     $12.502           $9.610           $8.664           $8.208           $7.343
Number of accumulation units outstanding
 at end of period (in thousands)                  53               36               30               25               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.584          $10.465           $9.933           $8.904           $7.971
Accumulation unit value at end of period     $15.039          $11.584          $10.465           $9.933           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  88               97               85               96               93
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.519          $12.658          $12.590          $11.347               $-
Accumulation unit value at end of period     $19.092          $14.519          $12.658          $12.590               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.457          $12.623          $12.574          $11.344               $-
Accumulation unit value at end of period     $18.982          $14.457          $12.623          $12.574               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.375          $12.576          $12.553          $11.340               $-
Accumulation unit value at end of period     $18.837          $14.375          $12.576          $12.553               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.314          $12.541          $12.537          $11.337               $-
Accumulation unit value at end of period     $18.728          $14.314          $12.541          $12.537               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-39

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.253          $14.228               $-               $-               $-
Accumulation unit value at end of period     $18.621          $14.253               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.213          $12.484          $12.511          $11.332               $-
Accumulation unit value at end of period     $18.549          $14.213          $12.484          $12.511               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.172          $12.461          $12.500          $11.330               $-
Accumulation unit value at end of period     $18.478          $14.172          $12.461          $12.500               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.092          $12.415          $12.479          $11.325               $-
Accumulation unit value at end of period     $18.337          $14.092          $12.415          $12.479               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.012          $12.369          $12.458          $11.321               $-
Accumulation unit value at end of period     $18.196          $14.012          $12.369          $12.458               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                3                0                -
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.395          $11.939          $11.787          $10.695               $-
Accumulation unit value at end of period     $15.677          $12.395          $11.939          $11.787               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.342          $11.906          $11.772          $10.692               $-
Accumulation unit value at end of period     $15.587          $12.342          $11.906          $11.772               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.272          $11.862          $11.752          $10.688               $-
Accumulation unit value at end of period     $15.467          $12.272          $11.862          $11.752               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.220          $11.829          $11.737          $10.685               $-
Accumulation unit value at end of period     $15.378          $12.220          $11.829          $11.737               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-40

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.168          $12.017               $-               $-               $-
Accumulation unit value at end of period     $15.290          $12.168               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.133          $11.775          $11.712          $10.680               $-
Accumulation unit value at end of period     $15.231          $12.133          $11.775          $11.712               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.099          $11.753          $11.702          $10.678               $-
Accumulation unit value at end of period     $15.173          $12.099          $11.753          $11.702               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.030          $11.710          $11.683          $10.674               $-
Accumulation unit value at end of period     $15.056          $12.030          $11.710          $11.683               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.962          $11.667          $11.663          $10.670               $-
Accumulation unit value at end of period     $14.941          $11.962          $11.667          $11.663               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.669          $12.002          $11.470          $10.809               $-
Accumulation unit value at end of period     $18.295          $13.669          $12.002          $11.470               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               19               31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.610          $11.968          $11.456          $10.806               $-
Accumulation unit value at end of period     $18.190          $13.610          $11.968          $11.456               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.533          $11.924          $11.436          $10.802               $-
Accumulation unit value at end of period     $18.051          $13.533          $11.924          $11.436               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.475          $11.891          $11.422          $10.799               $-
Accumulation unit value at end of period     $17.947          $13.475          $11.891          $11.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-41

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.418          $13.179               $-               $-               $-
Accumulation unit value at end of period     $17.844          $13.418               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.380          $11.836          $11.398          $10.794               $-
Accumulation unit value at end of period     $17.775          $13.380          $11.836          $11.398               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.342          $11.815          $11.388          $10.792               $-
Accumulation unit value at end of period     $17.707          $13.342          $11.815          $11.388               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.266          $11.771          $11.369          $10.788               $-
Accumulation unit value at end of period     $17.571          $13.266          $11.771          $11.369               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               14                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.191          $11.728          $11.350          $10.784               $-
Accumulation unit value at end of period     $17.437          $13.191          $11.728          $11.350               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4                -                -
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.682          $17.276          $19.012          $15.936               $-
Accumulation unit value at end of period     $26.334          $19.682          $17.276          $19.012               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.569          $17.203          $18.961          $15.916               $-
Accumulation unit value at end of period     $26.144          $19.569          $17.203          $18.961               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               55               31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.420          $17.106          $18.892          $15.890               $-
Accumulation unit value at end of period     $25.893          $19.420          $17.106          $18.892               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.309          $17.034          $18.840          $15.871               $-
Accumulation unit value at end of period     $25.707          $19.309          $17.034          $18.840               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                -                -                -


                                    APP I-42

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.199          $19.473               $-               $-               $-
Accumulation unit value at end of period     $25.521          $19.199               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.125          $16.914          $18.754          $15.838               $-
Accumulation unit value at end of period     $25.399          $19.125          $16.914          $18.754               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.052          $16.866          $18.720          $15.825          $14.008
Accumulation unit value at end of period     $25.277          $19.052          $16.866          $18.720          $15.825
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.907          $16.771          $18.652          $15.799               $-
Accumulation unit value at end of period     $25.034          $18.907          $16.771          $18.652               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.763          $16.677          $18.584          $15.773          $13.985
Accumulation unit value at end of period     $24.794          $18.763          $16.677          $18.584          $15.773
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                0                -
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.138          $18.886          $17.885          $15.839               $-
Accumulation unit value at end of period     $26.284          $21.138          $18.886          $17.885               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               21               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.017          $18.807          $17.836          $15.820               $-
Accumulation unit value at end of period     $26.095          $21.017          $18.807          $17.836               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.857          $18.701          $17.771          $15.794               $-
Accumulation unit value at end of period     $25.844          $20.857          $18.701          $17.771               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               31                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.738          $18.622          $17.723          $15.774          $14.262
Accumulation unit value at end of period     $25.658          $20.738          $18.622          $17.723          $15.774
Number of accumulation units outstanding
 at end of period (in thousands)                  16               21               21               16                2


                                    APP I-43

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.619          $20.689               $-               $-               $-
Accumulation unit value at end of period     $25.473          $20.619               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               27                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.540          $18.491          $17.642          $15.742               $-
Accumulation unit value at end of period     $25.351          $20.540          $18.491          $17.642               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.462          $18.439          $17.610          $15.729          $14.241
Accumulation unit value at end of period     $25.229          $20.462          $18.439          $17.610          $15.729
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               15                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.306          $18.335          $17.546          $15.703          $14.229
Accumulation unit value at end of period     $24.987          $20.306          $18.335          $17.546          $15.703
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                7                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.152          $18.232          $17.482          $15.677          $14.218
Accumulation unit value at end of period     $24.747          $20.152          $18.232          $17.482          $15.677
Number of accumulation units outstanding
 at end of period (in thousands)                  31               22               12                5                0
BLACKROCK FLEXIBLE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.078          $19.901          $21.074          $17.476               $-
Accumulation unit value at end of period     $27.319          $22.078          $19.901          $21.074               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.952          $19.817          $21.017          $17.454               $-
Accumulation unit value at end of period     $27.122          $21.952          $19.817          $21.017               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $21.785          $19.705          $20.940          $17.425               $-
Accumulation unit value at end of period     $26.861          $21.785          $19.705          $20.940               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.660          $19.622          $20.883          $17.404               $-
Accumulation unit value at end of period     $26.668          $21.660          $19.622          $20.883               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-44

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $21.536          $22.087               $-               $-               $-
Accumulation unit value at end of period     $26.476          $21.536               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.454          $19.484          $20.788          $17.368               $-
Accumulation unit value at end of period     $26.348          $21.454          $19.484          $20.788               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.372          $19.429          $20.750          $17.354          $15.320
Accumulation unit value at end of period     $26.222          $21.372          $19.429          $20.750          $17.354
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.209          $19.320          $20.675          $17.325               $-
Accumulation unit value at end of period     $25.970          $21.209          $19.320          $20.675               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.048          $19.211          $20.600          $17.297          $15.294
Accumulation unit value at end of period     $25.721          $21.048          $19.211          $20.600          $17.297
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                0                0
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.247          $11.132          $11.561          $10.524               $-
Accumulation unit value at end of period     $14.014          $12.247          $11.132          $11.561               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 149              144                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.121          $10.124          $10.530           $9.600               $-
Accumulation unit value at end of period     $12.707          $11.121          $10.124          $10.530               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.998          $10.032          $10.455           $9.551               $-
Accumulation unit value at end of period     $12.541          $10.998          $10.032          $10.455               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 312              270              341              226                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.836          $11.726          $12.238          $11.197          $10.386
Accumulation unit value at end of period     $14.615          $12.836          $11.726          $12.238          $11.197
Number of accumulation units outstanding
 at end of period (in thousands)                 140              211              156              188               99


                                    APP I-45

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.386          $14.245               $-               $-               $-
Accumulation unit value at end of period     $16.356          $14.386               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.743          $10.754          $11.252          $10.320               $-
Accumulation unit value at end of period     $13.337          $11.743          $10.754          $11.252               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               57               60               25                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.199          $13.017          $13.633          $12.517          $11.627
Accumulation unit value at end of period     $16.111          $14.199          $13.017          $13.633          $12.517
Number of accumulation units outstanding
 at end of period (in thousands)                  30               36               35               31               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.547          $10.606          $11.131          $10.240           $9.520
Accumulation unit value at end of period     $13.075          $11.547          $10.606          $11.131          $10.240
Number of accumulation units outstanding
 at end of period (in thousands)                 131              100               77               59                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.832          $12.731          $13.388          $12.340          $11.482
Accumulation unit value at end of period     $15.631          $13.832          $12.731          $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                 117              128               98               62               43
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.881          $10.067          $11.763          $10.623               $-
Accumulation unit value at end of period     $14.511          $11.881          $10.067          $11.763               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               86               81                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.831          $10.039          $11.748          $10.620               $-
Accumulation unit value at end of period     $14.428          $11.831          $10.039          $11.748               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.764          $10.002          $11.728          $10.616               $-
Accumulation unit value at end of period     $14.317          $11.764          $10.002          $11.728               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.714           $9.974          $11.713          $10.614               $-
Accumulation unit value at end of period     $14.235          $11.714           $9.974          $11.713               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                0                -


                                    APP I-46

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.664          $11.090               $-               $-               $-
Accumulation unit value at end of period     $14.153          $11.664               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.630           $9.928          $11.688          $10.609               $-
Accumulation unit value at end of period     $14.099          $11.630           $9.928          $11.688               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.597           $9.910          $11.678          $10.607               $-
Accumulation unit value at end of period     $14.045          $11.597           $9.910          $11.678               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.531           $9.873          $11.659          $10.603               $-
Accumulation unit value at end of period     $13.937          $11.531           $9.873          $11.659               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15                4                4                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.466           $9.837          $11.639          $10.599               $-
Accumulation unit value at end of period     $13.830          $11.466           $9.837          $11.639               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                4                2                -
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.296           $9.979          $10.038           $7.987               $-
Accumulation unit value at end of period     $15.057          $11.296           $9.979          $10.038               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.625          $11.169          $11.253           $8.967               $-
Accumulation unit value at end of period     $16.803          $12.625          $11.169          $11.253               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.508          $11.088          $11.193           $8.937               $-
Accumulation unit value at end of period     $16.613          $12.508          $11.088          $11.193               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                2                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.984           $9.751           $9.859           $7.884               $-
Accumulation unit value at end of period     $14.567          $10.984           $9.751           $9.859               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               37               35               39                -


                                    APP I-47

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.875          $13.352               $-               $-               $-
Accumulation unit value at end of period     $18.374          $13.875               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.831           $9.640           $9.770           $7.832           $6.877
Accumulation unit value at end of period     $14.329          $10.831           $9.640           $9.770           $7.832
Number of accumulation units outstanding
 at end of period (in thousands)                  13               20               12               11                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.694          $12.200          $12.378           $9.933               $-
Accumulation unit value at end of period     $18.099          $13.694          $12.200          $12.378               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.650           $9.507           $9.665           $7.771           $6.832
Accumulation unit value at end of period     $14.047          $10.650           $9.507           $9.665           $7.771
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15               12                9                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.340          $11.932          $12.155           $9.793           $8.616
Accumulation unit value at end of period     $17.560          $13.340          $11.932          $12.155           $9.793
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14               20               14               17
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.027          $10.073          $10.164           $8.334               $-
Accumulation unit value at end of period     $15.971          $11.027          $10.073          $10.164               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.927           $9.996          $10.101           $8.295               $-
Accumulation unit value at end of period     $15.802          $10.927           $9.996          $10.101               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.825           $9.923          $10.047           $8.267               $-
Accumulation unit value at end of period     $15.623          $10.825           $9.923          $10.047               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               13               12               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.958          $10.060          $10.201           $8.407               $-
Accumulation unit value at end of period     $15.792          $10.958          $10.060          $10.201               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                9                8                7                -


                                    APP I-48

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.872          $13.255               $-               $-               $-
Accumulation unit value at end of period     $18.522          $12.872               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.573           $9.731           $9.892           $8.172           $7.434
Accumulation unit value at end of period     $15.199          $10.573           $9.731           $9.892           $8.172
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               11               11                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.704          $11.704          $11.910           $9.849           $8.963
Accumulation unit value at end of period     $18.245          $12.704          $11.704          $11.910           $9.849
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                2                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.396           $9.597           $9.786           $8.109               $-
Accumulation unit value at end of period     $14.900          $10.396           $9.597           $9.786               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.376          $11.447          $11.695           $9.710           $8.851
Accumulation unit value at end of period     $17.702          $12.376          $11.447          $11.695           $9.710
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               10                9                6
CALAMOS GLOBAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.914          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.047          $10.914               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.898          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.008          $10.898               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.877          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.957          $10.877               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.861          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.919          $10.861               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-49

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.846          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.881          $10.846               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.835          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.856          $10.835               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.825          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.830          $10.825               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.804          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.780          $10.804               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.783          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.730          $10.783               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.365          $12.413          $11.755          $11.072               $-
Accumulation unit value at end of period     $13.017          $13.365          $12.413          $11.755               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.615          $11.734          $11.128          $10.498               $-
Accumulation unit value at end of period     $12.267          $12.615          $11.734          $11.128               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.069          $12.181          $11.575          $10.941               $-
Accumulation unit value at end of period     $12.684          $13.069          $12.181          $11.575               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                4                8                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.114          $12.241          $11.650          $11.028          $10.526
Accumulation unit value at end of period     $12.708          $13.114          $12.241          $11.650          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                  28               45               42               14                9


                                    APP I-50

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.507          $13.471               $-               $-               $-
Accumulation unit value at end of period     $13.070          $13.507               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.815          $11.992          $11.441          $10.858               $-
Accumulation unit value at end of period     $12.387          $12.815          $11.992          $11.441               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               22               20               26                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.331          $12.487          $11.926          $11.329               $-
Accumulation unit value at end of period     $12.874          $13.331          $12.487          $11.926               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               19               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.601          $11.827          $11.318          $10.773               $-
Accumulation unit value at end of period     $12.144          $12.601          $11.827          $11.318               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               28               17               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987          $12.213          $11.711          $11.170               $-
Accumulation unit value at end of period     $12.491          $12.987          $12.213          $11.711               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               44               37                -
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.059          $16.498          $16.875          $14.395               $-
Accumulation unit value at end of period     $24.857          $19.059          $16.498          $16.875               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               35                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.687          $10.132          $10.379           $8.867               $-
Accumulation unit value at end of period     $15.219          $11.687          $10.132          $10.379               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.087          $13.106          $13.452          $11.516               $-
Accumulation unit value at end of period     $19.608          $15.087          $13.106          $13.452               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35                8               15                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.135          $13.167          $13.536          $11.604          $10.409
Accumulation unit value at end of period     $19.641          $15.135          $13.167          $13.536          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  44               91               78               33               22


                                    APP I-51

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.945          $15.011               $-               $-               $-
Accumulation unit value at end of period     $19.366          $14.945               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.492          $10.023          $10.329           $8.878               $-
Accumulation unit value at end of period     $14.877          $11.492          $10.023          $10.329               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               42               26               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.297          $12.482          $12.876          $11.078           $9.951
Accumulation unit value at end of period     $18.489          $14.297          $12.482          $12.876          $11.078
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16               46               40               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.300           $9.886          $10.218           $8.808           $7.919
Accumulation unit value at end of period     $14.585          $11.300           $9.886          $10.218           $8.808
Number of accumulation units outstanding
 at end of period (in thousands)                  31               37               23               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.615          $11.057          $11.452           $9.892           $8.900
Accumulation unit value at end of period     $16.248          $12.615          $11.057          $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               66               48               26
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.287          $11.312          $11.022          $10.354               $-
Accumulation unit value at end of period     $12.196          $12.287          $11.312          $11.022               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.202          $11.250          $10.977          $10.328               $-
Accumulation unit value at end of period     $12.092          $12.202          $11.250          $10.977               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.088          $11.167          $10.919          $10.294               $-
Accumulation unit value at end of period     $11.956          $12.088          $11.167          $10.919               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.004          $11.106          $10.875          $10.268               $-
Accumulation unit value at end of period     $11.855          $12.004          $11.106          $10.875               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                6               18               11                -


                                    APP I-52

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.920          $11.832               $-               $-               $-
Accumulation unit value at end of period     $11.755          $11.920               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.865          $11.005          $10.803          $10.225           $9.620
Accumulation unit value at end of period     $11.688          $11.865          $11.005          $10.803          $10.225
Number of accumulation units outstanding
 at end of period (in thousands)                  15               20               29               27               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.809          $10.964          $10.774          $10.208               $-
Accumulation unit value at end of period     $11.622          $11.809          $10.964          $10.774               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.700          $10.884          $10.717          $10.174               $-
Accumulation unit value at end of period     $11.491          $11.700          $10.884          $10.717               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               16               16                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.591          $10.805          $10.660          $10.140           $9.559
Accumulation unit value at end of period     $11.361          $11.591          $10.805          $10.660          $10.140
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35               37               42               32
CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.292           $9.779          $10.349               $-               $-
Accumulation unit value at end of period     $14.599          $11.292           $9.779               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.260           $9.766          $10.346               $-               $-
Accumulation unit value at end of period     $14.536          $11.260           $9.766               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.218           $9.748          $10.341               $-               $-
Accumulation unit value at end of period     $14.452          $11.218           $9.748               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.186           $9.735          $10.338               $-               $-
Accumulation unit value at end of period     $14.390          $11.186           $9.735               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -


                                    APP I-53

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.154          $11.341               $-               $-               $-
Accumulation unit value at end of period     $14.327          $11.154               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.133           $9.714          $10.332               $-               $-
Accumulation unit value at end of period     $14.286          $11.133           $9.714               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.112           $9.705          $10.330               $-               $-
Accumulation unit value at end of period     $14.245          $11.112           $9.705               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.071           $9.688          $10.325               $-               $-
Accumulation unit value at end of period     $14.163          $11.071           $9.688               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.029           $9.671          $10.321               $-               $-
Accumulation unit value at end of period     $14.081          $11.029           $9.671               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -
CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.993          $19.450          $20.190          $16.540               $-
Accumulation unit value at end of period     $31.543          $22.993          $19.450          $20.190               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.862          $19.368          $20.134          $16.520               $-
Accumulation unit value at end of period     $31.315          $22.862          $19.368          $20.134               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.688          $19.259          $20.061          $16.493               $-
Accumulation unit value at end of period     $31.015          $22.688          $19.259          $20.061               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.558          $19.178          $20.006          $16.472               $-
Accumulation unit value at end of period     $30.791          $22.558          $19.178          $20.006               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                2                0                -


                                    APP I-54

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.429          $21.634               $-               $-               $-
Accumulation unit value at end of period     $30.570          $22.429               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.344          $19.043          $19.915          $16.439               $-
Accumulation unit value at end of period     $30.423          $22.344          $19.043          $19.915               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.258          $18.989          $19.879          $16.425               $-
Accumulation unit value at end of period     $30.276          $22.258          $18.989          $19.879               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.089          $18.882          $19.807          $16.398               $-
Accumulation unit value at end of period     $29.986          $22.089          $18.882          $19.807               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.921          $18.776          $19.735          $16.371          $15.003
Accumulation unit value at end of period     $29.698          $21.921          $18.776          $19.735          $16.371
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                0
CLEARBRIDGE SMALL CAP GROWTH FUND --
 CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.019          $10.958          $10.895           $8.696               $-
Accumulation unit value at end of period     $18.886          $13.019          $10.958          $10.895               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.104          $11.046          $10.999           $8.792               $-
Accumulation unit value at end of period     $18.981          $13.104          $11.046          $10.999               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.764          $10.781          $10.757           $8.615               $-
Accumulation unit value at end of period     $18.452          $12.764          $10.781          $10.757               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.656          $10.706          $10.698           $8.581               $-
Accumulation unit value at end of period     $18.269          $12.656          $10.706          $10.698               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                7                7                5                -


                                    APP I-55

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.550          $12.600               $-               $-               $-
Accumulation unit value at end of period     $18.088          $12.550               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.479          $10.583          $10.601           $8.525               $-
Accumulation unit value at end of period     $17.969          $12.479          $10.583          $10.601               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                8                8                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.409          $10.534          $10.563           $8.502               $-
Accumulation unit value at end of period     $17.850          $12.409          $10.534          $10.563               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.270          $10.437          $10.486           $8.457               $-
Accumulation unit value at end of period     $17.614          $12.270          $10.437          $10.486               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.340          $10.410           $8.413               $-
Accumulation unit value at end of period     $17.382          $12.132          $10.340          $10.410               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3                2                -
CLEARBRIDGE SMALL CAP GROWTH FUND --
 CLASS FI
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.019               $-               $-               $-               $-
Accumulation unit value at end of period     $18.886               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.104               $-               $-               $-               $-
Accumulation unit value at end of period     $18.981               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.764               $-               $-               $-               $-
Accumulation unit value at end of period     $18.452               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.656               $-               $-               $-               $-
Accumulation unit value at end of period     $18.269               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                -                -                -                -


                                    APP I-56

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.550               $-               $-               $-               $-
Accumulation unit value at end of period     $18.088               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.479               $-               $-               $-               $-
Accumulation unit value at end of period     $17.969               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.409               $-               $-               $-               $-
Accumulation unit value at end of period     $17.850               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.270               $-               $-               $-               $-
Accumulation unit value at end of period     $17.614               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132               $-               $-               $-               $-
Accumulation unit value at end of period     $17.382               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
COLUMBIA ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.387          $21.584          $22.698          $18.071               $-
Accumulation unit value at end of period     $33.136          $25.387          $21.584          $22.698               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               10               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $25.242          $21.493          $22.636          $18.049          $15.861
Accumulation unit value at end of period     $32.897          $25.242          $21.493          $22.636          $18.049
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10                5                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $25.050           $8.618           $8.804           $7.397           $6.606
Accumulation unit value at end of period     $32.582          $25.050           $8.618           $8.804           $7.397
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               11                8                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.906          $21.282          $22.493          $17.997          $15.838
Accumulation unit value at end of period     $32.347          $24.906          $21.282          $22.493          $17.997
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                6                4                -


                                    APP I-57

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $24.764          $24.076               $-               $-               $-
Accumulation unit value at end of period     $32.114          $24.764               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.670          $21.132          $22.390          $17.960          $15.821
Accumulation unit value at end of period     $31.960          $24.670          $21.132          $22.390          $17.960
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                3                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.575          $21.073          $22.350          $17.945               $-
Accumulation unit value at end of period     $31.806          $24.575          $21.073          $22.350               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.388          $20.954          $22.268          $17.915               $-
Accumulation unit value at end of period     $31.501          $24.388          $20.954          $22.268               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.203          $20.836          $22.188          $17.886          $15.789
Accumulation unit value at end of period     $31.198          $24.203          $20.836          $22.188          $17.886
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9                5                1                1
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.276          $19.671          $19.907          $17.175               $-
Accumulation unit value at end of period     $31.518          $23.276          $19.671          $19.907               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.143          $19.588          $19.852          $17.154               $-
Accumulation unit value at end of period     $31.291          $23.143          $19.588          $19.852               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.966          $19.477          $19.780          $17.125               $-
Accumulation unit value at end of period     $30.991          $22.966          $19.477          $19.780               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.835          $19.395          $19.726          $17.104               $-
Accumulation unit value at end of period     $30.767          $22.835          $19.395          $19.726               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -


                                    APP I-58

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.705          $22.735               $-               $-               $-
Accumulation unit value at end of period     $30.546          $22.705               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.618          $19.259          $19.637          $17.069               $-
Accumulation unit value at end of period     $30.399          $22.618          $19.259          $19.637               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               16               17                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.532          $19.204          $19.601          $17.055               $-
Accumulation unit value at end of period     $30.253          $22.532          $19.204          $19.601               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.360          $19.096          $19.530          $17.027               $-
Accumulation unit value at end of period     $29.962          $22.360          $19.096          $19.530               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.190          $18.989          $19.459          $16.999          $15.336
Accumulation unit value at end of period     $29.675          $22.190          $18.989          $19.459          $16.999
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                0                0                0
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.506           $8.282           $8.764               $-               $-
Accumulation unit value at end of period     $12.466           $9.506           $8.282               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.970           $8.699           $9.219               $-               $-
Accumulation unit value at end of period     $13.054           $9.970           $8.699               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.320           $8.148           $8.653               $-               $-
Accumulation unit value at end of period     $12.179           $9.320           $8.148               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.241           $8.091           $8.606               $-               $-
Accumulation unit value at end of period     $12.058           $9.241           $8.091               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                -                -                -


                                    APP I-59

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.163           $9.085               $-               $-               $-
Accumulation unit value at end of period     $11.939           $9.163               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.802           $7.726           $8.238               $-               $-
Accumulation unit value at end of period     $11.457           $8.802           $7.726               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               14                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.060           $7.961           $8.497               $-               $-
Accumulation unit value at end of period     $11.781           $9.060           $7.961               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.655           $7.620           $8.149               $-               $-
Accumulation unit value at end of period     $11.232           $8.655           $7.620               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.858           $7.814           $8.374               $-               $-
Accumulation unit value at end of period     $11.472           $8.858           $7.814               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                -                -
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.723          $17.644          $20.133          $17.215               $-
Accumulation unit value at end of period     $28.021          $19.723          $17.644          $20.133               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.610          $17.570          $20.078          $17.194               $-
Accumulation unit value at end of period     $27.819          $19.610          $17.570          $20.078               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.461          $17.471          $20.005          $17.165               $-
Accumulation unit value at end of period     $27.552          $19.461          $17.471          $20.005               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.350          $17.397          $19.951          $17.144               $-
Accumulation unit value at end of period     $27.354          $19.350          $17.397          $19.951               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-60

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.239          $19.671               $-               $-               $-
Accumulation unit value at end of period     $27.157          $19.239               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.166          $17.275          $19.860          $17.109               $-
Accumulation unit value at end of period     $27.026          $19.166          $17.275          $19.860               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.093          $17.226          $19.824          $17.095               $-
Accumulation unit value at end of period     $26.896          $19.093          $17.226          $19.824               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.947          $17.129          $19.752          $17.067               $-
Accumulation unit value at end of period     $26.638          $18.947          $17.129          $19.752               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.803          $17.033          $19.680          $17.039          $14.945
Accumulation unit value at end of period     $26.382          $18.803          $17.033          $19.680          $17.039
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                0                0
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.633           $9.469           $9.640           $8.071               $-
Accumulation unit value at end of period     $14.408          $10.633           $9.469           $9.640               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.619          $11.994          $11.249          $10.692               $-
Accumulation unit value at end of period     $14.367          $10.619          $11.994          $11.249               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               24               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.644           $8.618           $8.804           $7.397               $-
Accumulation unit value at end of period     $13.022           $9.644           $8.618           $8.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               11                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.339           $9.253           $9.467           $7.966               $-
Accumulation unit value at end of period     $13.940          $10.339           $9.253           $9.467               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11               11                8                -


                                    APP I-61

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.283          $12.510               $-               $-               $-
Accumulation unit value at end of period     $16.536          $12.283               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.195           $9.147           $9.382           $7.914           $7.079
Accumulation unit value at end of period     $13.711          $10.195           $9.147           $9.382           $7.914
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                4                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.123          $10.888          $11.179           $9.440               $-
Accumulation unit value at end of period     $16.289          $12.123          $10.888          $11.179               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11                7                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.024           $9.021           $9.281           $7.853               $-
Accumulation unit value at end of period     $13.442          $10.024           $9.021           $9.281               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.809          $10.649          $10.977           $9.306               $-
Accumulation unit value at end of period     $15.804          $11.809          $10.649          $10.977               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               24               22               16                -
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.950           $8.542           $8.924           $7.259               $-
Accumulation unit value at end of period     $13.448           $9.950           $8.542           $8.924               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.162           $9.596          $10.041           $8.180               $-
Accumulation unit value at end of period     $15.063          $11.162           $9.596          $10.041               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.756           $8.405           $8.812           $7.193               $-
Accumulation unit value at end of period     $13.140           $9.756           $8.405           $8.812               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.675           $8.347           $8.764           $7.165               $-
Accumulation unit value at end of period     $13.011           $9.675           $8.347           $8.764               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               20               19                7                -


                                    APP I-62

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.593           $9.227               $-               $-               $-
Accumulation unit value at end of period     $12.882           $9.593               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.540           $8.251           $8.685           $7.118               $-
Accumulation unit value at end of period     $12.797           $9.540           $8.251           $8.685               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               13                7                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.486           $8.213           $8.654           $7.100               $-
Accumulation unit value at end of period     $12.713           $9.486           $8.213           $8.654               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)               0               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.381           $8.138           $8.592           $7.063           $6.228
Accumulation unit value at end of period     $12.546           $9.381           $8.138           $8.592           $7.063
Number of accumulation units outstanding
 at end of period (in thousands)                  38               35               23               19                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.276           $8.063           $8.530           $7.026           $6.200
Accumulation unit value at end of period     $12.381           $9.276           $8.063           $8.530           $7.026
Number of accumulation units outstanding
 at end of period (in thousands)                  22               27               22               34               29
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.146           $8.587           $9.377           $7.647               $-
Accumulation unit value at end of period     $13.708          $10.146           $8.587           $9.377               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.727           $9.092           $9.943           $8.121               $-
Accumulation unit value at end of period     $14.471          $10.727           $9.092           $9.943               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.947           $8.449           $9.258           $7.576               $-
Accumulation unit value at end of period     $13.393           $9.947           $8.449           $9.258               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.864           $8.390           $9.207           $7.546               $-
Accumulation unit value at end of period     $13.260           $9.864           $8.390           $9.207               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               10                5                5                -


                                    APP I-63

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.780           $9.342               $-               $-               $-
Accumulation unit value at end of period     $13.128           $9.780               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.518           $8.117           $8.930           $7.337               $-
Accumulation unit value at end of period     $12.764           $9.518           $8.117           $8.930               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3               12               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.670           $8.255           $9.091           $7.477               $-
Accumulation unit value at end of period     $12.955           $9.670           $8.255           $9.091               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.359           $8.005           $8.833           $7.280               $-
Accumulation unit value at end of period     $12.513           $9.359           $8.005           $8.833               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.455           $8.103           $8.959           $7.398           $6.470
Accumulation unit value at end of period     $12.615           $9.455           $8.103           $8.959           $7.398
Number of accumulation units outstanding
 at end of period (in thousands)                  14               19               18               14                9
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.676          $11.796          $12.399          $10.754               $-
Accumulation unit value at end of period     $15.632          $12.676          $11.796          $12.399               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.014          $12.128          $12.767          $11.090               $-
Accumulation unit value at end of period     $16.024          $13.014          $12.128          $12.767               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.762          $10.983          $11.585          $10.084               $-
Accumulation unit value at end of period     $14.454          $11.762          $10.983          $11.585               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               19                4                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.326          $11.527          $12.177          $10.615               $-
Accumulation unit value at end of period     $15.124          $12.326          $11.527          $12.177               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               19               17                -


                                    APP I-64

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.017          $16.136               $-               $-               $-
Accumulation unit value at end of period     $19.624          $16.017               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.154          $11.395          $12.068          $10.546               $-
Accumulation unit value at end of period     $14.876          $12.154          $11.395          $12.068               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.808          $14.836          $15.727          $13.758               $-
Accumulation unit value at end of period     $19.330          $15.808          $14.836          $15.727               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.951          $11.239          $11.938          $10.464               $-
Accumulation unit value at end of period     $14.585          $11.951          $11.239          $11.938               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.399          $14.510          $15.444          $13.564          $11.675
Accumulation unit value at end of period     $18.755          $15.399          $14.510          $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                2                1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.226          $11.348          $12.208          $10.581               $-
Accumulation unit value at end of period     $15.451          $12.226          $11.348          $12.208               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.218          $11.358          $12.238          $10.623               $-
Accumulation unit value at end of period     $15.419          $12.218          $11.358          $12.238               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.987          $11.165          $12.053          $10.484               $-
Accumulation unit value at end of period     $15.096          $11.987          $11.165          $12.053               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.886          $11.087          $11.988          $10.443               $-
Accumulation unit value at end of period     $14.947          $11.886          $11.087          $11.988               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                1                -                -


                                    APP I-65

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.785          $11.850               $-               $-               $-
Accumulation unit value at end of period     $14.798          $11.785               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.521          $10.774          $11.679          $10.199               $-
Accumulation unit value at end of period     $14.452          $11.521          $10.774          $11.679               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.653          $10.909          $11.836          $10.346               $-
Accumulation unit value at end of period     $14.603          $11.653          $10.909          $11.836               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.329          $10.627          $11.553          $10.119           $8.689
Accumulation unit value at end of period     $14.169          $11.329          $10.627          $11.553          $10.119
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.393          $10.708          $11.665          $10.238           $8.798
Accumulation unit value at end of period     $14.220          $11.393          $10.708          $11.665          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                5                4                3
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.880          $12.280          $12.672          $11.525               $-
Accumulation unit value at end of period     $18.851          $13.880          $12.280          $12.672               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.821          $12.246          $12.656          $11.521               $-
Accumulation unit value at end of period     $18.743          $13.821          $12.246          $12.656               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.743          $12.201          $12.635          $11.517               $-
Accumulation unit value at end of period     $18.599          $13.743          $12.201          $12.635               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.684          $12.167          $12.619          $11.514               $-
Accumulation unit value at end of period     $18.492          $13.684          $12.167          $12.619               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               15               16               19                -


                                    APP I-66

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.626          $13.088               $-               $-               $-
Accumulation unit value at end of period     $18.386          $13.626               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.587          $12.111          $12.592          $11.509               $-
Accumulation unit value at end of period     $18.315          $13.587          $12.111          $12.592               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.548          $12.089          $12.581          $11.507               $-
Accumulation unit value at end of period     $18.245          $13.548          $12.089          $12.581               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.472          $12.044          $12.560          $11.502               $-
Accumulation unit value at end of period     $18.105          $13.472          $12.044          $12.560               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.395          $12.000          $12.539          $11.498               $-
Accumulation unit value at end of period     $17.966          $13.395          $12.000          $12.539               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.684          $21.316          $22.734          $18.083               $-
Accumulation unit value at end of period     $31.703          $23.684          $21.316          $22.734               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.548          $21.226          $22.672          $18.060               $-
Accumulation unit value at end of period     $31.475          $23.548          $21.226          $22.672               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.369          $21.106          $22.589          $18.031               $-
Accumulation unit value at end of period     $31.173          $23.369          $21.106          $22.589               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.235          $21.017          $22.528          $18.008               $-
Accumulation unit value at end of period     $30.948          $23.235          $21.017          $22.528               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -


                                    APP I-67

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $23.103          $22.557               $-               $-               $-
Accumulation unit value at end of period     $30.725          $23.103               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $23.014          $20.869          $22.425          $17.971          $16.435
Accumulation unit value at end of period     $30.578          $23.014          $20.869          $22.425          $17.971
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.927          $20.810          $22.384          $17.957               $-
Accumulation unit value at end of period     $30.430          $22.927          $20.810          $22.384               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.752          $20.693          $22.303          $17.927               $-
Accumulation unit value at end of period     $30.138          $22.752          $20.693          $22.303               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.579          $20.577          $22.222          $17.898               $-
Accumulation unit value at end of period     $29.849          $22.579          $20.577          $22.222               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $39.124          $34.707          $36.451          $32.513               $-
Accumulation unit value at end of period     $52.645          $39.124          $34.707          $36.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9                5                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.841           $8.743           $9.196           $8.215               $-
Accumulation unit value at end of period     $13.222           $9.841           $8.743           $9.196               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.226          $13.554          $14.285          $12.787               $-
Accumulation unit value at end of period     $20.417          $15.226          $13.554          $14.285               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  98               84               87               86                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.982          $13.357          $14.099          $12.638          $11.193
Accumulation unit value at end of period     $20.060          $14.982          $13.357          $14.099          $12.638
Number of accumulation units outstanding
 at end of period (in thousands)                  24               46               65               45               20


                                    APP I-68

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.652          $12.602               $-               $-               $-
Accumulation unit value at end of period     $16.915          $12.652               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               38                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.855           $7.914           $8.374           $7.526           $6.672
Accumulation unit value at end of period     $11.826           $8.855           $7.914           $8.374           $7.526
Number of accumulation units outstanding
 at end of period (in thousands)                  61               56               46               60               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.428          $12.909          $13.673          $12.300               $-
Accumulation unit value at end of period     $19.250          $14.428          $12.909          $13.673               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  54               48               66               73                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.707           $7.805           $8.284           $7.467               $-
Accumulation unit value at end of period     $11.594           $8.707           $7.805           $8.284               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               24               37               49                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.820          $12.414          $13.202          $11.924          $10.593
Accumulation unit value at end of period     $18.366          $13.820          $12.414          $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  86               94               93               82               90
DELAWARE DIVERSIFIED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.653          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.506          $10.653               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.637          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.475          $10.637               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.617          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.434          $10.617               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.601          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.404          $10.601               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -


                                    APP I-69

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.586          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.373          $10.586               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.576          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.353          $10.576               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.565          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.332          $10.565               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.545          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.292          $10.545               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.525          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.251          $10.525               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -
DELAWARE EXTENDED DURATION BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.607          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.142          $11.607               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.590          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.109          $11.590               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.568          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.065          $11.568               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.551          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.033          $11.551               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-70

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.534          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.000          $11.534               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.523          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.979          $11.523               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.512          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.957          $11.512               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.490          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.914          $11.490               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.468          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.871          $11.468               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
DOMINI SOCIAL EQUITY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $36.839          $33.090          $36.315               $-               $-
Accumulation unit value at end of period     $48.941          $36.839          $33.090               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.175           $9.153          $10.000               $-               $-
Accumulation unit value at end of period     $13.498          $10.175           $9.153               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.269          $11.059          $12.165               $-               $-
Accumulation unit value at end of period     $16.242          $12.269          $11.059               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.035          $10.864          $11.963               $-               $-
Accumulation unit value at end of period     $15.909          $12.035          $10.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-71

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.901          $12.279               $-               $-               $-
Accumulation unit value at end of period     $15.708          $11.901               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.076           $9.118          $10.000               $-               $-
Accumulation unit value at end of period     $13.286          $10.076           $9.118               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.725          $10.621          $11.723               $-               $-
Accumulation unit value at end of period     $15.445          $11.725          $10.621               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.960          $10.856          $11.998               $-               $-
Accumulation unit value at end of period     $15.724          $11.960          $10.856               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.380          $10.350          $11.455               $-               $-
Accumulation unit value at end of period     $14.931          $11.380          $10.350               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                0                -                -
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.785          $12.329          $11.476          $10.827               $-
Accumulation unit value at end of period     $12.453          $12.785          $12.329          $11.476               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 197              169               34                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.695          $12.261          $11.430          $10.799               $-
Accumulation unit value at end of period     $12.348          $12.695          $12.261          $11.430               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.577          $12.172          $11.369          $10.763          $10.550
Accumulation unit value at end of period     $12.208          $12.577          $12.172          $11.369          $10.763
Number of accumulation units outstanding
 at end of period (in thousands)                  10                0              115               80                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.490          $12.105          $11.324          $10.737          $10.530
Accumulation unit value at end of period     $12.105          $12.490          $12.105          $11.324          $10.737
Number of accumulation units outstanding
 at end of period (in thousands)                  72               59               50               69                7


                                    APP I-72

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.403          $12.433               $-               $-               $-
Accumulation unit value at end of period     $12.003          $12.403               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.345          $11.994          $11.249          $10.692               $-
Accumulation unit value at end of period     $11.935          $12.345          $11.994          $11.249               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49               67               24               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.287          $11.951          $11.219          $10.674          $10.484
Accumulation unit value at end of period     $11.867          $12.287          $11.951          $11.219          $10.674
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25                6                4                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.173          $11.863          $11.159          $10.638          $10.457
Accumulation unit value at end of period     $11.734          $12.173          $11.863          $11.159          $10.638
Number of accumulation units outstanding
 at end of period (in thousands)                  63               37               19               19                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.060          $11.776          $11.099          $10.603          $10.431
Accumulation unit value at end of period     $11.601          $12.060          $11.776          $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  88               93               79               43               32
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $43.626          $37.222          $38.060          $30.200               $-
Accumulation unit value at end of period     $57.963          $43.626          $37.222          $38.060               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               11                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.740          $10.886          $11.148           $8.859               $-
Accumulation unit value at end of period     $16.902          $12.740          $10.886          $11.148               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               29               31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.038          $12.875          $13.211          $10.520           $9.246
Accumulation unit value at end of period     $19.910          $15.038          $12.875          $13.211          $10.520
Number of accumulation units outstanding
 at end of period (in thousands)                  34                8               24                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.021          $12.881          $13.236          $10.556           $9.283
Accumulation unit value at end of period     $19.859          $15.021          $12.881          $13.236          $10.556
Number of accumulation units outstanding
 at end of period (in thousands)                  57               51               40               25               10


                                    APP I-73

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2013                2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.854          $14.307               $-               $-               $-
Accumulation unit value at end of period     $19.608          $14.854               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.388          $10.650          $10.971           $8.771               $-
Accumulation unit value at end of period     $16.337          $12.388          $10.650          $10.971               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               27               19               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.634          $12.593          $12.986          $10.392               $-
Accumulation unit value at end of period     $19.280          $14.634          $12.593          $12.986               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13               12                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.216          $10.533          $10.884           $8.727           $7.693
Accumulation unit value at end of period     $16.062          $12.216          $10.533          $10.884           $8.727
Number of accumulation units outstanding
 at end of period (in thousands)                  28               21               11                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.204          $12.272          $12.706          $10.209           $9.006
Accumulation unit value at end of period     $18.638          $14.204          $12.272          $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  37               40               34               25               25
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.208           $9.708           $9.550           $8.337               $-
Accumulation unit value at end of period     $14.768          $11.208           $9.708           $9.550               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 139              101                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.130           $9.655           $9.512           $8.316               $-
Accumulation unit value at end of period     $14.643          $11.130           $9.655           $9.512               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               44               49                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.027           $9.584           $9.461           $8.288           $7.407
Accumulation unit value at end of period     $14.478          $11.027           $9.584           $9.461           $8.288
Number of accumulation units outstanding
 at end of period (in thousands)                  66               50               81               42                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.950           $9.532           $9.424           $8.267           $7.393
Accumulation unit value at end of period     $14.355          $10.950           $9.532           $9.424           $8.267
Number of accumulation units outstanding
 at end of period (in thousands)                 119              111              147              129               40


                                    APP I-74

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2013                2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.873          $10.976               $-               $-               $-
Accumulation unit value at end of period     $14.234          $10.873               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35               30                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.823           $9.444           $9.361           $8.233               $-
Accumulation unit value at end of period     $14.153          $10.823           $9.444           $9.361               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               39               22               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.772           $9.410           $9.336           $8.219               $-
Accumulation unit value at end of period     $14.073          $10.772           $9.410           $9.336               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               26               14               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.672           $9.341           $9.286           $8.192           $7.342
Accumulation unit value at end of period     $13.915          $10.672           $9.341           $9.286           $8.192
Number of accumulation units outstanding
 at end of period (in thousands)                  73               50               26               19               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.573           $9.273           $9.237           $8.164           $7.324
Accumulation unit value at end of period     $13.758          $10.573           $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  95               99               85               52               40
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $31.747          $27.365          $27.142          $21.534               $-
Accumulation unit value at end of period     $44.687          $31.747          $27.365          $27.142               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                9                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.204          $11.398          $11.323           $8.996           $8.101
Accumulation unit value at end of period     $18.558          $13.204          $11.398          $11.323           $8.996
Number of accumulation units outstanding
 at end of period (in thousands)                  26               16                7                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.341          $12.404          $12.347           $9.830           $8.859
Accumulation unit value at end of period     $20.115          $14.341          $12.404          $12.347           $9.830
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1               12                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.319          $12.404          $12.365           $9.859           $8.891
Accumulation unit value at end of period     $20.055          $14.319          $12.404          $12.365           $9.859
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               26               20                6


                                    APP I-75

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.160          $13.937               $-               $-               $-
Accumulation unit value at end of period     $19.802          $14.160               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.839          $11.150          $11.143           $8.907               $-
Accumulation unit value at end of period     $17.938          $12.839          $11.150          $11.143               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9                4                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.950          $12.127          $12.131           $9.706               $-
Accumulation unit value at end of period     $19.470          $13.950          $12.127          $12.131               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                8                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.661          $11.028          $11.054           $8.862           $8.010
Accumulation unit value at end of period     $17.635          $12.661          $11.028          $11.054           $8.862
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                5                5                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.540          $11.818          $11.869           $9.535               $-
Accumulation unit value at end of period     $18.823          $13.540          $11.818          $11.869               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               24               18                -
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.958          $16.438          $17.341               $-               $-
Accumulation unit value at end of period     $25.400          $18.958          $16.438               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.850          $16.369          $17.294               $-               $-
Accumulation unit value at end of period     $25.217          $18.850          $16.369               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.706          $16.277          $17.231               $-               $-
Accumulation unit value at end of period     $24.975          $18.706          $16.277               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.599          $16.208          $17.183               $-               $-
Accumulation unit value at end of period     $24.795          $18.599          $16.208               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-76

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.493          $18.983               $-               $-               $-
Accumulation unit value at end of period     $24.617          $18.493               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.422          $16.094          $17.105               $-               $-
Accumulation unit value at end of period     $24.498          $18.422          $16.094               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.352          $16.048          $17.074               $-               $-
Accumulation unit value at end of period     $24.380          $18.352          $16.048               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.212          $15.958          $17.012               $-               $-
Accumulation unit value at end of period     $24.146          $18.212          $15.958               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.074          $15.868          $16.950               $-               $-
Accumulation unit value at end of period     $23.915          $18.074          $15.868               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.253          $14.591          $15.176          $13.592               $-
Accumulation unit value at end of period     $16.352          $17.253          $14.591          $15.176               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.154          $14.530          $15.134          $13.575               $-
Accumulation unit value at end of period     $16.234          $17.154          $14.530          $15.134               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.023          $14.448          $15.079          $13.553               $-
Accumulation unit value at end of period     $16.078          $17.023          $14.448          $15.079               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.926          $14.387          $15.038          $13.536               $-
Accumulation unit value at end of period     $15.963          $16.926          $14.387          $15.038               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-77

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.829          $16.301               $-               $-               $-
Accumulation unit value at end of period     $15.847          $16.829               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.765          $14.286          $14.970          $13.508               $-
Accumulation unit value at end of period     $15.771          $16.765          $14.286          $14.970               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.701          $14.245          $14.943          $13.497               $-
Accumulation unit value at end of period     $15.695          $16.701          $14.245          $14.943               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.574          $14.165          $14.888          $13.475               $-
Accumulation unit value at end of period     $15.545          $16.574          $14.165          $14.888               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.448          $14.086          $14.834          $13.453          $12.327
Accumulation unit value at end of period     $15.395          $16.448          $14.086          $14.834          $13.453
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                1                0
DWS GLOBAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.160           $6.923           $8.149           $7.194               $-
Accumulation unit value at end of period     $10.270           $8.160           $6.923           $8.149               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.717           $7.407           $8.732           $7.720               $-
Accumulation unit value at end of period     $10.955           $8.717           $7.407           $8.732               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.636           $7.353           $8.685           $7.694               $-
Accumulation unit value at end of period     $10.831           $8.636           $7.353           $8.685               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.879           $7.571           $8.956           $7.946               $-
Accumulation unit value at end of period     $11.119           $8.879           $7.571           $8.956               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               11               21               19                -


                                    APP I-78

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.873          $10.426               $-               $-               $-
Accumulation unit value at end of period     $13.596          $10.873               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.824           $6.688           $7.932           $7.055               $-
Accumulation unit value at end of period      $9.773           $7.824           $6.688           $7.932               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.731           $9.182          $10.901           $9.705               $-
Accumulation unit value at end of period     $13.392          $10.731           $9.182          $10.901               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.693           $6.596           $7.846           $7.000               $-
Accumulation unit value at end of period      $9.581           $7.693           $6.596           $7.846               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454           $8.981          $10.704           $9.568               $-
Accumulation unit value at end of period     $12.993          $10.454           $8.981          $10.704               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4                4                -
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.601          $15.785          $15.581          $14.305               $-
Accumulation unit value at end of period     $21.289          $17.601          $15.785          $15.581               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.500          $15.719          $15.538          $14.287               $-
Accumulation unit value at end of period     $21.136          $17.500          $15.719          $15.538               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.367          $15.630          $15.481          $14.264               $-
Accumulation unit value at end of period     $20.933          $17.367          $15.630          $15.481               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.267          $15.564          $15.439          $14.246               $-
Accumulation unit value at end of period     $20.782          $17.267          $15.564          $15.439               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-79

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $17.169          $17.268               $-               $-               $-
Accumulation unit value at end of period     $20.632          $17.169               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.103          $15.454          $15.369          $14.217          $13.113
Accumulation unit value at end of period     $20.533          $17.103          $15.454          $15.369          $14.217
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.038          $15.411          $15.341          $14.205               $-
Accumulation unit value at end of period     $20.434          $17.038          $15.411          $15.341               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.908          $15.324          $15.285          $14.182               $-
Accumulation unit value at end of period     $20.238          $16.908          $15.324          $15.285               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.779          $15.238          $15.229          $14.158          $13.086
Accumulation unit value at end of period     $20.044          $16.779          $15.238          $15.229          $14.158
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                0                -                -
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.631          $12.898          $12.335          $10.726               $-
Accumulation unit value at end of period     $15.699          $14.631          $12.898          $12.335               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.871          $13.129          $12.575          $10.951               $-
Accumulation unit value at end of period     $15.933          $14.871          $13.129          $12.575               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.733          $13.033          $12.508          $10.915               $-
Accumulation unit value at end of period     $15.753          $14.733          $13.033          $12.508               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.226          $12.604          $12.115          $10.587           $9.400
Accumulation unit value at end of period     $15.189          $14.226          $12.604          $12.115          $10.587
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               23               27               20


                                    APP I-80

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.667          $15.245               $-               $-               $-
Accumulation unit value at end of period     $16.703          $15.667               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.028          $12.460          $12.006          $10.519           $9.348
Accumulation unit value at end of period     $14.941          $14.028          $12.460          $12.006          $10.519
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               11                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.463          $13.748          $13.261          $11.629               $-
Accumulation unit value at end of period     $16.452          $15.463          $13.748          $13.261               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                6                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.794          $12.289          $11.877          $10.437           $9.287
Accumulation unit value at end of period     $14.647          $13.794          $12.289          $11.877          $10.437
Number of accumulation units outstanding
 at end of period (in thousands)                  37               24               13               16                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064          $13.446          $13.022          $11.465          $10.211
Accumulation unit value at end of period     $15.963          $15.064          $13.446          $13.022          $11.465
Number of accumulation units outstanding
 at end of period (in thousands)                  47               59               44               28               22
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.331           $8.060           $8.438           $7.667               $-
Accumulation unit value at end of period     $12.069           $9.331           $8.060           $8.438               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 598              565              474              378                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.428           $8.156           $8.551           $7.782               $-
Accumulation unit value at end of period     $12.176           $9.428           $8.156           $8.551               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.340           $8.096           $8.505           $7.756               $-
Accumulation unit value at end of period     $12.038           $9.340           $8.096           $8.505               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.073           $7.876           $8.287           $7.568           $6.798
Accumulation unit value at end of period     $11.677           $9.073           $7.876           $8.287           $7.568
Number of accumulation units outstanding
 at end of period (in thousands)                  48              112              200              172               69


                                    APP I-81

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.571          $11.619               $-               $-               $-
Accumulation unit value at end of period     $14.870          $11.571               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.947           $7.786           $8.213           $7.519           $6.760
Accumulation unit value at end of period     $11.486           $8.947           $7.786           $8.213           $7.519
Number of accumulation units outstanding
 at end of period (in thousands)                  22               25               39               48               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.421           $9.949          $10.504           $9.627               $-
Accumulation unit value at end of period     $14.647          $11.421           $9.949          $10.504               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               19               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.797           $7.679           $8.124           $7.460           $6.716
Accumulation unit value at end of period     $11.260           $8.797           $7.679           $8.124           $7.460
Number of accumulation units outstanding
 at end of period (in thousands)                  40               29               39               32               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.125           $9.731          $10.315           $9.491           $8.551
Accumulation unit value at end of period     $14.211          $11.125           $9.731          $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  67               82               76               74               64
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.496          $11.686          $11.156          $10.038               $-
Accumulation unit value at end of period     $19.509          $13.496          $11.686          $11.156               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.290          $12.393          $11.848          $10.677               $-
Accumulation unit value at end of period     $20.627          $14.290          $12.393          $11.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.158          $12.302          $11.785          $10.642               $-
Accumulation unit value at end of period     $20.394          $14.158          $12.302          $11.785               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.123          $11.420          $10.957           $9.908           $9.533
Accumulation unit value at end of period     $18.876          $13.123          $11.420          $10.957           $9.908
Number of accumulation units outstanding
 at end of period (in thousands)                   1               13               11                6                3


                                    APP I-82

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.452          $16.088               $-               $-               $-
Accumulation unit value at end of period     $22.192          $15.452               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.940          $11.289          $10.858           $9.844               $-
Accumulation unit value at end of period     $18.566          $12.940          $11.289          $10.858               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.251          $13.318          $12.823          $11.637          $11.212
Accumulation unit value at end of period     $21.860          $15.251          $13.318          $12.823          $11.637
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                3                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.724          $11.134          $10.741           $9.767           $9.419
Accumulation unit value at end of period     $18.202          $12.724          $11.134          $10.741           $9.767
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                4                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.856          $13.026          $12.591          $11.472          $11.072
Accumulation unit value at end of period     $21.210          $14.856          $13.026          $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                2                1
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.095          $10.000               $-               $-               $-
Accumulation unit value at end of period     $15.058          $11.095               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.079          $10.000               $-               $-               $-
Accumulation unit value at end of period     $15.014          $11.079               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.057          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.955          $11.057               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.041          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.911          $11.041               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -


                                    APP I-83

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.025          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.867          $11.025               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.015          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.838          $11.015               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.004          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.809          $11.004               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.983          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.751          $10.983               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.962          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.693          $10.962               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -                -                -
FEDERATED CLOVER SMALL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.935          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.377          $10.935               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.919          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.335          $10.919               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.898          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.279          $10.898               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.882          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.237          $10.882               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-84

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.866          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.195          $10.866               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.856          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.167          $10.856               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.139          $10.845               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.084          $10.824               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.803          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.029          $10.803               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
FEDERATED EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.487               $-               $-               $-               $-
Accumulation unit value at end of period     $13.801               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.114               $-               $-               $-               $-
Accumulation unit value at end of period     $14.604               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.011               $-               $-               $-               $-
Accumulation unit value at end of period     $14.440               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.202               $-               $-               $-               $-
Accumulation unit value at end of period     $13.359               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-85

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.389               $-               $-               $-               $-
Accumulation unit value at end of period     $16.198               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.063               $-               $-               $-               $-
Accumulation unit value at end of period     $13.144               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.227               $-               $-               $-               $-
Accumulation unit value at end of period     $15.955               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.898               $-               $-               $-               $-
Accumulation unit value at end of period     $12.890               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.910               $-               $-               $-               $-
Accumulation unit value at end of period     $15.479               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.785           $8.342           $9.675           $8.147               $-
Accumulation unit value at end of period     $13.752           $9.785           $8.342           $9.675               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                9                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.837           $8.399           $9.756           $8.228               $-
Accumulation unit value at end of period     $13.804           $9.837           $8.399           $9.756               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.945           $7.653           $8.907           $7.527               $-
Accumulation unit value at end of period     $12.528           $8.945           $7.653           $8.907               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  52               19               17               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.515           $8.152           $9.502           $8.042               $-
Accumulation unit value at end of period     $13.305           $9.515           $8.152           $9.502               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  76              123              158               37                -


                                    APP I-86

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.931          $11.876               $-               $-               $-
Accumulation unit value at end of period     $16.660          $11.931               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.382           $8.059           $9.417           $7.990           $7.365
Accumulation unit value at end of period     $13.087           $9.382           $8.059           $9.417           $7.990
Number of accumulation units outstanding
 at end of period (in thousands)                  33               32               36               59               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.776          $10.125          $11.843          $10.058           $9.275
Accumulation unit value at end of period     $16.410          $11.776          $10.125          $11.843          $10.058
Number of accumulation units outstanding
 at end of period (in thousands)                  31               42               38               38               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.226           $7.948           $9.315           $7.927               $-
Accumulation unit value at end of period     $12.830           $9.226           $7.948           $9.315               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  62               35               46               39                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.471           $9.902          $11.629           $9.916           $9.159
Accumulation unit value at end of period     $15.921          $11.471           $9.902          $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  73               90               96              109               97
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.836           $8.399           $9.422           $7.594               $-
Accumulation unit value at end of period     $14.752          $10.836           $8.399           $9.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  97               82                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.449           $8.111           $9.112           $7.356               $-
Accumulation unit value at end of period     $14.203          $10.449           $8.111           $9.112               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.624           $8.264           $9.302           $7.524               $-
Accumulation unit value at end of period     $14.412          $10.624           $8.264           $9.302               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21                -               25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.535           $8.206           $9.252           $7.494           $6.605
Accumulation unit value at end of period     $14.270          $10.535           $8.206           $9.252           $7.494
Number of accumulation units outstanding
 at end of period (in thousands)                  69               74               53               66               23


                                    APP I-87

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.446           $9.872               $-               $-               $-
Accumulation unit value at end of period     $14.128          $10.446               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               14                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.061           $7.857           $8.880           $7.212               $-
Accumulation unit value at end of period     $13.594          $10.061           $7.857           $8.880               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               14               47               39                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.328           $8.074           $9.134           $7.425               $-
Accumulation unit value at end of period     $13.941          $10.328           $8.074           $9.134               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               46               45                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.893           $7.749           $8.784           $7.155               $-
Accumulation unit value at end of period     $13.327           $9.893           $7.749           $8.784               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               24               17               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.098           $7.925           $9.002           $7.347           $6.495
Accumulation unit value at end of period     $13.576          $10.098           $7.925           $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               30               23               34
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.653          $10.249          $10.185           $8.867               $-
Accumulation unit value at end of period     $15.077          $11.653          $10.249          $10.185               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.281          $10.818          $10.767           $9.387               $-
Accumulation unit value at end of period     $15.866          $12.281          $10.818          $10.767               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.167          $10.739          $10.709           $9.356               $-
Accumulation unit value at end of period     $15.687          $12.167          $10.739          $10.709               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.330          $10.016          $10.003           $8.752               $-
Accumulation unit value at end of period     $14.587          $11.330          $10.016          $10.003               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  51               45               38               23                -


                                    APP I-88

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.926          $13.813               $-               $-               $-
Accumulation unit value at end of period     $17.903          $13.926               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.173           $9.901           $9.913           $8.695               $-
Accumulation unit value at end of period     $14.348          $11.173           $9.901           $9.913               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               16               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.745          $12.193          $12.220          $10.729           $9.384
Accumulation unit value at end of period     $17.634          $13.745          $12.193          $12.220          $10.729
Number of accumulation units outstanding
 at end of period (in thousands)                  53               53               36               33                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.986           $9.765           $9.807           $8.627           $7.552
Accumulation unit value at end of period     $14.067          $10.986           $9.765           $9.807           $8.627
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18               19               30               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.390          $11.925          $12.000          $10.578           $9.267
Accumulation unit value at end of period     $17.110          $13.390          $11.925          $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                  30               29               21                9               20
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.392          $13.302          $12.723          $11.245               $-
Accumulation unit value at end of period     $16.569          $15.392          $13.302          $12.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.964          $12.952          $12.406          $10.982               $-
Accumulation unit value at end of period     $16.084          $14.964          $12.952          $12.406               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.825          $12.857          $12.340          $10.946               $-
Accumulation unit value at end of period     $15.903          $14.825          $12.857          $12.340               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.974          $13.005          $12.502          $11.105               $-
Accumulation unit value at end of period     $16.038          $14.974          $13.005          $12.502               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                2                2                0                -


                                    APP I-89

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.257          $15.787               $-               $-               $-
Accumulation unit value at end of period     $17.386          $16.257               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               13                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.769          $12.860          $12.393          $11.036               $-
Accumulation unit value at end of period     $15.780          $14.769          $12.860          $12.393               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12               11                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.045          $13.985          $13.490          $12.025               $-
Accumulation unit value at end of period     $17.126          $16.045          $13.985          $13.490               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.527          $12.687          $12.263          $10.953               $-
Accumulation unit value at end of period     $15.475          $14.527          $12.687          $12.263               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                3                4                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.630          $13.677          $13.246          $11.855               $-
Accumulation unit value at end of period     $16.615          $15.630          $13.677          $13.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               37               11                -
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.029          $10.582          $10.291           $9.114               $-
Accumulation unit value at end of period     $13.741          $12.029          $10.582          $10.291               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.339          $10.870          $10.587           $9.391               $-
Accumulation unit value at end of period     $14.074          $12.339          $10.870          $10.587               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.153          $10.728          $10.470           $9.305               $-
Accumulation unit value at end of period     $13.834          $12.153          $10.728          $10.470               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 108               81               74               64                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.317          $10.889          $10.643           $9.473               $-
Accumulation unit value at end of period     $13.999          $12.317          $10.889          $10.643               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99              131              106               88                -


                                    APP I-90

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.099          $13.851               $-               $-               $-
Accumulation unit value at end of period     $16.001          $14.099               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               24                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.534          $10.222          $10.016           $8.938               $-
Accumulation unit value at end of period     $13.077          $11.534          $10.222          $10.016               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 116              128              143              112                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.915          $12.345          $12.108          $10.815               $-
Accumulation unit value at end of period     $15.761          $13.915          $12.345          $12.108               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               37               29               47                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.341          $10.082           $9.908           $8.868               $-
Accumulation unit value at end of period     $12.820          $11.341          $10.082           $9.908               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 155              120               88               51                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.073          $11.889          $10.662               $-
Accumulation unit value at end of period     $15.291          $13.554          $12.073          $11.889               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 142              148              184              209                -
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.993          $12.669          $13.150          $10.354               $-
Accumulation unit value at end of period     $20.199          $14.993          $12.669          $13.150               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.661          $10.714          $11.138           $8.783           $8.123
Accumulation unit value at end of period     $17.031          $12.661          $10.714          $11.138           $8.783
Number of accumulation units outstanding
 at end of period (in thousands)                  20               16               10                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.110          $14.508          $15.113          $11.941               $-
Accumulation unit value at end of period     $22.970          $17.110          $14.508          $15.113               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  54               54               49               40                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.902          $14.353          $14.973          $11.849               $-
Accumulation unit value at end of period     $22.656          $16.902          $14.353          $14.973               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               14               12                -


                                    APP I-91

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.696          $15.504               $-               $-               $-
Accumulation unit value at end of period     $22.346          $16.696               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.812           $9.204           $9.626           $7.636               $-
Accumulation unit value at end of period     $14.457          $10.812           $9.204           $9.626               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.425          $13.997          $14.653          $11.636          $10.793
Accumulation unit value at end of period     $21.940          $16.425          $13.997          $14.653          $11.636
Number of accumulation units outstanding
 at end of period (in thousands)                  17               15               23               22               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.631           $9.078           $9.522           $7.577               $-
Accumulation unit value at end of period     $14.173          $10.631           $9.078           $9.522               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9                8                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.896          $13.601          $14.295          $11.397          $10.589
Accumulation unit value at end of period     $21.149          $15.896          $13.601          $14.295          $11.397
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               27               27               29
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.576          $12.974          $12.639          $11.401               $-
Accumulation unit value at end of period     $15.043          $14.576          $12.974          $12.639               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.865          $12.360          $12.058          $10.893               $-
Accumulation unit value at end of period     $14.287          $13.865          $12.360          $12.058               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3               15                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.293          $12.767          $12.480          $11.297               $-
Accumulation unit value at end of period     $14.699          $14.293          $12.767          $12.480               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  67               23               23               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.173          $12.679          $12.413          $11.253          $10.549
Accumulation unit value at end of period     $14.554          $14.173          $12.679          $12.413          $11.253
Number of accumulation units outstanding
 at end of period (in thousands)                  60               90               76               41               10


                                    APP I-92

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.357          $15.017               $-               $-               $-
Accumulation unit value at end of period     $15.745          $15.357               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.976          $12.534          $12.301          $11.180               $-
Accumulation unit value at end of period     $14.315          $13.976          $12.534          $12.301               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               21               11               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.157          $13.606          $13.367          $12.161               $-
Accumulation unit value at end of period     $15.509          $15.157          $13.606          $13.367               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.743          $12.362          $12.169          $11.093               $-
Accumulation unit value at end of period     $14.034          $13.743          $12.362          $12.169               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               35               30                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.764          $13.307          $13.126          $11.988          $11.273
Accumulation unit value at end of period     $15.047          $14.764          $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               41               37               49
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.278          $11.370          $11.451          $10.410               $-
Accumulation unit value at end of period     $13.554          $12.278          $11.370          $11.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.986          $11.115          $11.211          $10.208               $-
Accumulation unit value at end of period     $13.211          $11.986          $11.115          $11.211               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.132          $11.273          $11.394          $10.395               $-
Accumulation unit value at end of period     $13.346          $12.132          $11.273          $11.394               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               13                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.939          $11.111          $11.246          $10.276           $9.653
Accumulation unit value at end of period     $13.113          $11.939          $11.111          $11.246          $10.276
Number of accumulation units outstanding
 at end of period (in thousands)                  90              105               93               86               76


                                    APP I-93

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.387          $13.251               $-               $-               $-
Accumulation unit value at end of period     $14.682          $13.387               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.918          $11.119          $11.283          $10.334               $-
Accumulation unit value at end of period     $13.057          $11.918          $11.119          $11.283               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               21                5                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.213          $12.339          $12.534          $11.492               $-
Accumulation unit value at end of period     $14.462          $13.213          $12.339          $12.534               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14                5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.576          $10.832          $11.025          $10.129           $9.537
Accumulation unit value at end of period     $12.645          $11.576          $10.832          $11.025          $10.129
Number of accumulation units outstanding
 at end of period (in thousands)                  23               14               20               16               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.870          $12.068          $12.307          $11.329          $10.676
Accumulation unit value at end of period     $14.031          $12.870          $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  62               70               57               43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.343          $10.263          $10.597           $9.270               $-
Accumulation unit value at end of period     $13.723          $11.343          $10.263          $10.597               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.514          $10.433          $10.788           $9.452               $-
Accumulation unit value at end of period     $13.909          $11.514          $10.433          $10.788               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.266          $10.229          $10.599           $9.305               $-
Accumulation unit value at end of period     $13.582          $11.266          $10.229          $10.599               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               29               25               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.029          $10.029          $10.407           $9.150           $8.286
Accumulation unit value at end of period     $13.277          $11.029          $10.029          $10.407           $9.150
Number of accumulation units outstanding
 at end of period (in thousands)                 105              105               96              112               89


                                    APP I-94

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.174          $13.019               $-               $-               $-
Accumulation unit value at end of period     $15.835          $13.174               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               63                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.876           $9.915          $10.314           $9.091               $-
Accumulation unit value at end of period     $13.059          $10.876           $9.915          $10.314               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               36               17                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.002          $11.865          $12.355          $10.901               $-
Accumulation unit value at end of period     $15.597          $13.002          $11.865          $12.355               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               13                2               27                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.694           $9.778          $10.203           $9.020           $8.186
Accumulation unit value at end of period     $12.803          $10.694           $9.778          $10.203           $9.020
Number of accumulation units outstanding
 at end of period (in thousands)                  67               74               81               26               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.665          $11.604          $12.132          $10.747           $9.761
Accumulation unit value at end of period     $15.132          $12.665          $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  81               82               74               87               65
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.156          $11.117          $11.285          $10.079               $-
Accumulation unit value at end of period     $13.901          $12.156          $11.117          $11.285               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               27               23                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.009          $11.000          $11.183          $10.002               $-
Accumulation unit value at end of period     $13.713          $12.009          $11.000          $11.183               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.038          $11.048          $11.254          $10.086               $-
Accumulation unit value at end of period     $13.718          $12.038          $11.048          $11.254               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38               27               22               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.820          $10.864          $11.084           $9.949           $9.201
Accumulation unit value at end of period     $13.449          $11.820          $10.864          $11.084           $9.949
Number of accumulation units outstanding
 at end of period (in thousands)                  87               89               60               55               45


                                    APP I-95

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.609          $13.458               $-               $-               $-
Accumulation unit value at end of period     $15.461          $13.609               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               53                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.656          $10.740          $10.984           $9.884               $-
Accumulation unit value at end of period     $13.229          $11.656          $10.740          $10.984               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               86               37               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.431          $12.388          $12.683          $11.424               $-
Accumulation unit value at end of period     $15.229          $13.431          $12.388          $12.683               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               38                5               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.461          $10.592          $10.866           $9.807           $9.090
Accumulation unit value at end of period     $12.969          $11.461          $10.592          $10.866           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                  45               79              128              110               32
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.083          $12.115          $12.453          $11.262          $10.448
Accumulation unit value at end of period     $14.775          $13.083          $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 123              131              145              127              132
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.146          $13.057          $12.372          $11.232               $-
Accumulation unit value at end of period     $14.008          $14.146          $13.057          $12.372               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.495          $12.474          $11.838          $10.763               $-
Accumulation unit value at end of period     $13.343          $13.495          $12.474          $11.838               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.370          $12.383          $11.775          $10.727               $-
Accumulation unit value at end of period     $13.193          $13.370          $12.383          $11.775               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.755          $12.759          $12.151          $11.086               $-
Accumulation unit value at end of period     $13.553          $13.755          $12.759          $12.151               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -


                                    APP I-96

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.484          $14.381               $-               $-               $-
Accumulation unit value at end of period     $14.249          $14.484               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.564          $12.613          $12.041          $11.014               $-
Accumulation unit value at end of period     $13.331          $13.564          $12.613          $12.041               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.295          $13.306          $12.716          $11.643               $-
Accumulation unit value at end of period     $14.036          $14.295          $13.306          $12.716               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                3                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.338          $12.440          $11.912          $10.928               $-
Accumulation unit value at end of period     $13.069          $13.338          $12.440          $11.912               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.925          $13.014          $12.487          $11.479               $-
Accumulation unit value at end of period     $13.618          $13.925          $13.014          $12.487               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14               11                8                -
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.668          $11.129          $11.436               $-               $-
Accumulation unit value at end of period     $15.695          $11.668          $11.129               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.619          $11.098          $11.421               $-               $-
Accumulation unit value at end of period     $15.604          $11.619          $11.098               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.553          $11.057          $11.402               $-               $-
Accumulation unit value at end of period     $15.485          $11.553          $11.057               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.504          $11.027          $11.387               $-               $-
Accumulation unit value at end of period     $15.396          $11.504          $11.027               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-97

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.455          $11.703               $-               $-               $-
Accumulation unit value at end of period     $15.307          $11.455               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.422          $10.976          $11.363               $-               $-
Accumulation unit value at end of period     $15.248          $11.422          $10.976               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.389          $10.956          $11.354               $-               $-
Accumulation unit value at end of period     $15.190          $11.389          $10.956               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.325          $10.915          $11.334               $-               $-
Accumulation unit value at end of period     $15.074          $11.325          $10.915               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.261          $10.875          $11.315               $-               $-
Accumulation unit value at end of period     $14.958          $11.261          $10.875               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.050          $11.607          $11.667               $-               $-
Accumulation unit value at end of period     $16.909          $13.050          $11.607               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.995          $11.575          $11.652               $-               $-
Accumulation unit value at end of period     $16.812          $12.995          $11.575               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.921          $11.532          $11.632               $-               $-
Accumulation unit value at end of period     $16.683          $12.921          $11.532               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.866          $11.500          $11.618               $-               $-
Accumulation unit value at end of period     $16.587          $12.866          $11.500               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-98

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.811          $13.009               $-               $-               $-
Accumulation unit value at end of period     $16.492          $12.811               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.775          $11.447          $11.593               $-               $-
Accumulation unit value at end of period     $16.429          $12.775          $11.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.738          $11.426          $11.583               $-               $-
Accumulation unit value at end of period     $16.366          $12.738          $11.426               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.666          $11.384          $11.564               $-               $-
Accumulation unit value at end of period     $16.240          $12.666          $11.384               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.594          $11.342          $11.544               $-               $-
Accumulation unit value at end of period     $16.116          $12.594          $11.342               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.740           $9.521          $10.171               $-               $-
Accumulation unit value at end of period     $10.510           $9.740           $9.521               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.713           $9.508          $10.168               $-               $-
Accumulation unit value at end of period     $10.465           $9.713           $9.508               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.676           $9.491          $10.163               $-               $-
Accumulation unit value at end of period     $10.404           $9.676           $9.491               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.649           $9.478          $10.160               $-               $-
Accumulation unit value at end of period     $10.359           $9.649           $9.478               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-99

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.621           $9.645               $-               $-               $-
Accumulation unit value at end of period     $10.315           $9.621               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.603           $9.457          $10.154               $-               $-
Accumulation unit value at end of period     $10.285           $9.603           $9.457               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.585           $9.449          $10.152               $-               $-
Accumulation unit value at end of period     $10.255           $9.585           $9.449               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.549           $9.432          $10.148               $-               $-
Accumulation unit value at end of period     $10.196           $9.549           $9.432               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.513           $9.415          $10.143               $-               $-
Accumulation unit value at end of period     $10.137           $9.513           $9.415               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.299          $12.971          $12.181          $11.617               $-
Accumulation unit value at end of period     $12.966          $13.299          $12.971          $12.181               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 121              124              108               85                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.315          $12.029          $11.314          $10.806               $-
Accumulation unit value at end of period     $11.989          $12.315          $12.029          $11.314               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.200          $11.941          $11.253          $10.770               $-
Accumulation unit value at end of period     $11.853          $12.200          $11.941          $11.253               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                1                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.931          $12.675          $11.963          $11.466               $-
Accumulation unit value at end of period     $12.545          $12.931          $12.675          $11.963               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3               15                6                -


                                    APP I-100

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.375          $13.447               $-               $-               $-
Accumulation unit value at end of period     $12.956          $13.375               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               10                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.751          $12.530          $11.856          $11.392          $11.195
Accumulation unit value at end of period     $12.339          $12.751          $12.530          $11.856          $11.392
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14                9               13                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.200          $12.985          $12.299          $11.829               $-
Accumulation unit value at end of period     $12.761          $13.200          $12.985          $12.299               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.538           $9.074           $9.915           $8.878               $-
Accumulation unit value at end of period     $12.097          $12.538           $9.074           $9.915               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               11                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.858          $12.699          $12.076          $11.661          $11.483
Accumulation unit value at end of period     $12.381          $12.858          $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  25               37               30               30               26
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.321          $11.187          $11.660           $9.828               $-
Accumulation unit value at end of period     $17.560          $13.321          $11.187          $11.660               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.721          $11.539          $12.045          $11.058               $-
Accumulation unit value at end of period     $18.060          $13.721          $11.539          $12.045               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.643          $11.497          $12.025          $11.054               $-
Accumulation unit value at end of period     $17.921          $13.643          $11.497          $12.025               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.970          $10.947          $11.467           $9.714               $-
Accumulation unit value at end of period     $17.012          $12.970          $10.947          $11.467               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               14               11                -


                                    APP I-101

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.883          $15.636               $-               $-               $-
Accumulation unit value at end of period     $20.802          $15.883               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.799          $10.829          $11.371           $9.658               $-
Accumulation unit value at end of period     $16.745          $12.799          $10.829          $11.371               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.676          $13.276          $13.956          $11.864               $-
Accumulation unit value at end of period     $20.489          $15.676          $13.276          $13.956               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.595          $10.689          $11.258           $9.590               $-
Accumulation unit value at end of period     $16.430          $12.595          $10.689          $11.258               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                8                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.270          $12.984          $13.703          $11.697               $-
Accumulation unit value at end of period     $19.879          $15.270          $12.984          $13.703               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                7                7                4                -
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.021          $14.736          $14.413          $12.709               $-
Accumulation unit value at end of period     $18.299          $17.021          $14.736          $14.413               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 161              147              117               83                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.417          $12.501          $12.244          $10.813               $-
Accumulation unit value at end of period     $15.476          $14.417          $12.501          $12.244               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.026          $14.792          $14.518          $12.847               $-
Accumulation unit value at end of period     $18.240          $17.026          $14.792          $14.518               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.356          $14.232          $13.989          $12.397               $-
Accumulation unit value at end of period     $17.497          $16.356          $14.232          $13.989               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41               30               22                6                -


                                    APP I-102

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.162          $15.693               $-               $-               $-
Accumulation unit value at end of period     $17.263          $16.162               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.451          $11.734          $11.563          $10.272               $-
Accumulation unit value at end of period     $14.353          $13.451          $11.734          $11.563               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                8               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.907          $13.889          $13.700          $12.183          $10.858
Accumulation unit value at end of period     $16.956          $15.907          $13.889          $13.700          $12.183
Number of accumulation units outstanding
 at end of period (in thousands)                   9               22               31               31               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.227          $11.573          $11.438          $10.192               $-
Accumulation unit value at end of period     $14.072          $13.227          $11.573          $11.438               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                7                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.153          $13.284          $13.156          $11.746          $10.486
Accumulation unit value at end of period     $16.088          $15.153          $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               19               15                9
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.320           $7.818           $8.480           $7.563               $-
Accumulation unit value at end of period     $12.357           $9.320           $7.818           $8.480               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               11                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.802           $8.234           $8.945           $7.990               $-
Accumulation unit value at end of period     $12.976           $9.802           $8.234           $8.945               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.137           $7.692           $8.372           $7.493               $-
Accumulation unit value at end of period     $12.073           $9.137           $7.692           $8.372               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.060           $7.638           $8.327           $7.463               $-
Accumulation unit value at end of period     $11.953           $9.060           $7.638           $8.327               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               11                -                -


                                    APP I-103

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $8.984           $8.863               $-               $-               $-
Accumulation unit value at end of period     $11.834           $8.984               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.933           $7.550           $8.251           $7.414               $-
Accumulation unit value at end of period     $11.756           $8.933           $7.550           $8.251               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               16               15               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.883           $7.515           $8.221           $7.395               $-
Accumulation unit value at end of period     $11.678           $8.883           $7.515           $8.221               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                3                3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.783           $7.446           $8.162           $7.356               $-
Accumulation unit value at end of period     $11.524           $8.783           $7.446           $8.162               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.685           $7.377           $8.102           $7.317               $-
Accumulation unit value at end of period     $11.372           $8.685           $7.377           $8.102               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               11                7                -
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $51.389          $43.539          $50.582               $-               $-
Accumulation unit value at end of period     $68.057          $51.389          $43.539               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.467           $8.881          $10.328               $-               $-
Accumulation unit value at end of period     $13.841          $10.467           $8.881               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $21.007          $17.860          $20.798               $-               $-
Accumulation unit value at end of period     $27.723          $21.007          $17.860               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49               48               48                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.671          $17.601          $20.516               $-               $-
Accumulation unit value at end of period     $27.239          $20.671          $17.601               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               14               23                -                -


                                    APP I-104

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $17.868          $17.240               $-               $-               $-
Accumulation unit value at end of period     $23.511          $17.868               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.145           $8.660          $10.111               $-               $-
Accumulation unit value at end of period     $13.335          $10.145           $8.660               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.908          $17.010          $19.875               $-               $-
Accumulation unit value at end of period     $26.142          $19.908          $17.010               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               37               36                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.976           $8.541           $9.992               $-               $-
Accumulation unit value at end of period     $13.073           $9.976           $8.541               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               32                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.070          $16.360          $19.166               $-               $-
Accumulation unit value at end of period     $24.942          $19.070          $16.360               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29               33                -                -
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.195           $9.623          $10.625               $-               $-
Accumulation unit value at end of period     $11.494          $11.195           $9.623               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.164           $9.610          $10.621               $-               $-
Accumulation unit value at end of period     $11.444          $11.164           $9.610               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.122           $9.593          $10.617               $-               $-
Accumulation unit value at end of period     $11.379          $11.122           $9.593               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.090           $9.580          $10.613               $-               $-
Accumulation unit value at end of period     $11.329          $11.090           $9.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-105

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.059          $10.710               $-               $-               $-
Accumulation unit value at end of period     $11.280          $11.059               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.038           $9.559          $10.607               $-               $-
Accumulation unit value at end of period     $11.248          $11.038           $9.559               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.017           $9.550          $10.605               $-               $-
Accumulation unit value at end of period     $11.215          $11.017           $9.550               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.976           $9.533          $10.600               $-               $-
Accumulation unit value at end of period     $11.151          $10.976           $9.533               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.934           $9.516          $10.596               $-               $-
Accumulation unit value at end of period     $11.087          $10.934           $9.516               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.081          $10.408          $10.365           $8.234               $-
Accumulation unit value at end of period     $16.706          $12.081          $10.408          $10.365               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.499          $11.648          $11.617           $9.242               $-
Accumulation unit value at end of period     $18.639          $13.499          $11.648          $11.617               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.374          $11.562          $11.555           $9.211               $-
Accumulation unit value at end of period     $18.428          $13.374          $11.562          $11.555               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.747          $10.171          $10.180           $8.127               $-
Accumulation unit value at end of period     $16.163          $11.747          $10.171          $10.180               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  73               81               91               43                -


                                    APP I-106

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.732          $13.416               $-               $-               $-
Accumulation unit value at end of period     $18.866          $13.732               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.584          $10.055          $10.089           $8.075               $-
Accumulation unit value at end of period     $15.898          $11.584          $10.055          $10.089               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               22               13               44                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.553          $11.776          $11.827           $9.476           $8.450
Accumulation unit value at end of period     $18.582          $13.553          $11.776          $11.827           $9.476
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19               21               19               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.390           $9.917           $9.980           $8.012               $-
Accumulation unit value at end of period     $15.586          $11.390           $9.917           $9.980               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               27               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.517          $11.613           $9.341           $8.344
Accumulation unit value at end of period     $18.029          $13.202          $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  49               51               52               33               33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.279          $21.752          $22.721          $18.759               $-
Accumulation unit value at end of period     $35.618          $26.279          $21.752          $22.721               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                4                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $26.129          $21.660          $22.659          $18.736               $-
Accumulation unit value at end of period     $35.361          $26.129          $21.660          $22.659               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $25.930          $21.538          $22.576          $18.706               $-
Accumulation unit value at end of period     $35.022          $25.930          $21.538          $22.576               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.781          $21.447          $22.515          $18.682               $-
Accumulation unit value at end of period     $34.770          $25.781          $21.447          $22.515               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                -                -                -


                                    APP I-107

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $25.634          $25.089               $-               $-               $-
Accumulation unit value at end of period     $34.519          $25.634               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.536          $21.296          $22.413          $18.644               $-
Accumulation unit value at end of period     $34.353          $25.536          $21.296          $22.413               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                7                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.439          $21.236          $22.372          $18.629          $16.071
Accumulation unit value at end of period     $34.188          $25.439          $21.236          $22.372          $18.629
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.245          $21.117          $22.290          $18.598          $16.057
Accumulation unit value at end of period     $33.860          $25.245          $21.117          $22.290          $18.598
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                3                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.053          $20.998          $22.209          $18.568          $16.044
Accumulation unit value at end of period     $33.535          $25.053          $20.998          $22.209          $18.568
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                9                8                3
INVESCO AMERICAN FRANCHISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.095           $8.918          $10.356               $-               $-
Accumulation unit value at end of period     $14.104          $10.095           $8.918               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.069           $8.908          $10.355               $-               $-
Accumulation unit value at end of period     $14.047          $10.069           $8.908               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.034           $8.896          $10.354               $-               $-
Accumulation unit value at end of period     $13.971          $10.034           $8.896               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.008           $8.886          $10.353               $-               $-
Accumulation unit value at end of period     $13.914          $10.008           $8.886               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29                1                -                -                -


                                    APP I-108

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.983          $10.108               $-               $-               $-
Accumulation unit value at end of period     $13.858           $9.983               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.966           $8.870          $10.352               $-               $-
Accumulation unit value at end of period     $13.820           $9.966           $8.870               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.949           $8.864          $10.352               $-               $-
Accumulation unit value at end of period     $13.783           $9.949           $8.864               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.915           $8.851          $10.351               $-               $-
Accumulation unit value at end of period     $13.708           $9.915           $8.851               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.881           $8.838          $10.350               $-               $-
Accumulation unit value at end of period     $13.634           $9.881           $8.838               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                -                -
INVESCO AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.363          $22.529          $22.395          $18.378               $-
Accumulation unit value at end of period     $35.339          $26.363          $22.529          $22.395               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $26.213          $22.434          $22.334          $18.355               $-
Accumulation unit value at end of period     $35.084          $26.213          $22.434          $22.334               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $26.091          $21.331          $23.270          $17.993               $-
Accumulation unit value at end of period     $37.583          $26.091          $21.331          $23.270               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.864          $22.214          $22.192          $18.302               $-
Accumulation unit value at end of period     $34.497          $25.864          $22.214          $22.192               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-109

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $25.716          $25.160               $-               $-               $-
Accumulation unit value at end of period     $34.249          $25.716               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.618          $22.058          $22.091          $18.265               $-
Accumulation unit value at end of period     $34.084          $25.618          $22.058          $22.091               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.521          $21.995          $22.051          $18.250               $-
Accumulation unit value at end of period     $33.920          $25.521          $21.995          $22.051               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.326          $21.872          $21.971          $18.220               $-
Accumulation unit value at end of period     $33.595          $25.326          $21.872          $21.971               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.133          $21.749          $21.891          $18.190               $-
Accumulation unit value at end of period     $33.272          $25.133          $21.749          $21.891               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                1                -
INVESCO COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.499          $13.035          $13.297          $11.502               $-
Accumulation unit value at end of period     $20.961          $15.499          $13.035          $13.297               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.791           $9.932          $10.147           $8.790               $-
Accumulation unit value at end of period     $15.923          $11.791           $9.932          $10.147               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.940          $12.609          $12.908          $11.205               $-
Accumulation unit value at end of period     $20.135          $14.940          $12.609          $12.908               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               20               17               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.687          $12.414          $12.728          $11.065           $9.805
Accumulation unit value at end of period     $19.764          $14.687          $12.414          $12.728          $11.065
Number of accumulation units outstanding
 at end of period (in thousands)                   5               17               17               50               44


                                    APP I-110

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.669          $14.363               $-               $-               $-
Accumulation unit value at end of period     $19.710          $14.669               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.725           $8.241           $8.469           $7.382               $-
Accumulation unit value at end of period     $13.054           $9.725           $8.241           $8.469               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               13                5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.114          $11.972          $12.317          $10.745               $-
Accumulation unit value at end of period     $18.926          $14.114          $11.972          $12.317               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               25               27               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.562           $8.127           $8.378           $7.324           $6.504
Accumulation unit value at end of period     $12.798           $9.562           $8.127           $8.378           $7.324
Number of accumulation units outstanding
 at end of period (in thousands)                  38               27               33                9                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.486          $11.485          $11.863          $10.391           $9.236
Accumulation unit value at end of period     $18.012          $13.486          $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  29               41               40               53               44
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.331          $11.154          $12.581          $11.026               $-
Accumulation unit value at end of period     $12.903          $13.331          $11.154          $12.581               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.275          $11.124          $12.565          $11.023               $-
Accumulation unit value at end of period     $12.829          $13.275          $11.124          $12.565               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.199          $11.083          $12.544          $11.019               $-
Accumulation unit value at end of period     $12.730          $13.199          $11.083          $12.544               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.143          $11.052          $12.528          $11.016               $-
Accumulation unit value at end of period     $12.657          $13.143          $11.052          $12.528               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-111

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.087          $12.528               $-               $-               $-
Accumulation unit value at end of period     $12.584          $13.087               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.050          $11.001          $12.502          $11.011               $-
Accumulation unit value at end of period     $12.536          $13.050          $11.001          $12.502               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               26               24                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.013          $10.981          $12.491          $11.008               $-
Accumulation unit value at end of period     $12.488          $13.013          $10.981          $12.491               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.939          $10.940          $12.470          $11.004               $-
Accumulation unit value at end of period     $12.392          $12.939          $10.940          $12.470               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.865          $10.900          $12.449          $11.000               $-
Accumulation unit value at end of period     $12.297          $12.865          $10.900          $12.449               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                8                1                -
INVESCO EQUITY AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.330          $16.238          $16.441          $14.628               $-
Accumulation unit value at end of period     $22.905          $18.330          $16.238          $16.441               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               11                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.025          $10.669          $10.818           $9.640               $-
Accumulation unit value at end of period     $15.005          $12.025          $10.669          $10.818               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.646          $15.687          $15.938          $14.230               $-
Accumulation unit value at end of period     $21.973          $17.646          $15.687          $15.938               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 177              130              152              190                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.360          $15.456          $15.727          $14.063          $12.753
Accumulation unit value at end of period     $21.585          $17.360          $15.456          $15.727          $14.063
Number of accumulation units outstanding
 at end of period (in thousands)                 251              318              323              289              205


                                    APP I-112

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $17.079          $17.061               $-               $-               $-
Accumulation unit value at end of period     $21.204          $17.079               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  59               59                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.783           $9.624           $9.817           $8.801               $-
Accumulation unit value at end of period     $13.374          $10.783           $9.624           $9.817               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35               28                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.865          $15.068          $15.386          $13.806               $-
Accumulation unit value at end of period     $20.896          $16.865          $15.068          $15.386               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  77              204              223              239                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.603           $9.492           $9.712           $8.732           $7.937
Accumulation unit value at end of period     $13.111          $10.603           $9.492           $9.712           $8.732
Number of accumulation units outstanding
 at end of period (in thousands)                  35               26               28               29               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.000          $14.352          $14.714          $13.256               $-
Accumulation unit value at end of period     $19.746          $16.000          $14.352          $14.714               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  93              109               99              106                -
INVESCO GLOBAL CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.642           $8.517          $10.389               $-               $-
Accumulation unit value at end of period     $11.791           $9.642           $8.517               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.618           $8.507          $10.388               $-               $-
Accumulation unit value at end of period     $11.743           $9.618           $8.507               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.585           $8.495          $10.387               $-               $-
Accumulation unit value at end of period     $11.679           $9.585           $8.495               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.560           $8.486          $10.387               $-               $-
Accumulation unit value at end of period     $11.632           $9.560           $8.486               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-113

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.535           $9.082               $-               $-               $-
Accumulation unit value at end of period     $11.585           $9.535               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.519           $8.471          $10.386               $-               $-
Accumulation unit value at end of period     $11.553           $9.519           $8.471               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.503           $8.465          $10.385               $-               $-
Accumulation unit value at end of period     $11.522           $9.503           $8.465               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.470           $8.453          $10.384               $-               $-
Accumulation unit value at end of period     $11.459           $9.470           $8.453               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.438           $8.441          $10.384               $-               $-
Accumulation unit value at end of period     $11.397           $9.438           $8.441               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
INVESCO GROWTH AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.005           $8.732           $8.919           $7.917               $-
Accumulation unit value at end of period     $13.391          $10.005           $8.732           $8.919               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 111              112              120              129                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.132           $9.731           $9.953           $8.849               $-
Accumulation unit value at end of period     $14.878          $11.132           $9.731           $9.953               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.029           $9.659           $9.900           $8.819               $-
Accumulation unit value at end of period     $14.710          $11.029           $9.659           $9.900               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.729           $8.533           $8.759           $7.814               $-
Accumulation unit value at end of period     $12.956           $9.729           $8.533           $8.759               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               27               18               24                -


                                    APP I-114

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.913          $11.941               $-               $-               $-
Accumulation unit value at end of period     $15.842          $11.913               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.593           $8.436           $8.680           $7.764               $-
Accumulation unit value at end of period     $12.744           $9.593           $8.436           $8.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               33               25               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.758          $10.349          $10.660           $9.544               $-
Accumulation unit value at end of period     $15.604          $11.758          $10.349          $10.660               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  70               57               42               36                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.433           $8.320           $8.587           $7.703               $-
Accumulation unit value at end of period     $12.494           $9.433           $8.320           $8.587               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14               17               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.121          $10.467           $9.409               $-
Accumulation unit value at end of period     $15.139          $11.453          $10.121          $10.467               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               42               37                -
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.931           $8.624           $9.277           $8.253               $-
Accumulation unit value at end of period     $11.787           $9.931           $8.624           $9.277               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.125           $8.806           $9.487           $8.453           $7.564
Accumulation unit value at end of period     $12.000          $10.125           $8.806           $9.487           $8.453
Number of accumulation units outstanding
 at end of period (in thousands)                  57               38               23               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.031           $8.742           $9.437           $8.424               $-
Accumulation unit value at end of period     $11.864          $10.031           $8.742           $9.437               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.656           $8.428           $9.112           $8.146               $-
Accumulation unit value at end of period     $11.404           $9.656           $8.428           $9.112               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  64                5                6               11                -


                                    APP I-115

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.746          $13.327               $-               $-               $-
Accumulation unit value at end of period     $16.209          $13.746               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.522           $8.331           $9.030           $8.093               $-
Accumulation unit value at end of period     $11.217           $9.522           $8.331           $9.030               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               10                9               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.567          $11.882          $12.891          $11.566               $-
Accumulation unit value at end of period     $15.966          $13.567          $11.882          $12.891               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.363           $8.217           $8.932           $8.030               $-
Accumulation unit value at end of period     $10.997           $9.363           $8.217           $8.932               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.216          $11.621          $12.659          $11.403          $10.250
Accumulation unit value at end of period     $15.491          $13.216          $11.621          $12.659          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12               10               10
INVESCO MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.646          $10.420          $11.463           $9.002               $-
Accumulation unit value at end of period     $15.956          $11.646          $10.420          $11.463               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.149           $9.991          $11.008           $8.657               $-
Accumulation unit value at end of period     $15.253          $11.149           $9.991          $11.008               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.046           $9.918          $10.949           $8.628               $-
Accumulation unit value at end of period     $15.081          $11.046           $9.918          $10.949               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.329          $10.187          $11.264           $8.890               $-
Accumulation unit value at end of period     $15.445          $11.329          $10.187          $11.264               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5                1                2                -


                                    APP I-116

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.658          $13.509               $-               $-               $-
Accumulation unit value at end of period     $18.591          $13.658               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                8                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.174          $10.073          $11.165           $8.834               $-
Accumulation unit value at end of period     $15.196          $11.174          $10.073          $11.165               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.480          $12.163          $13.496          $10.688               $-
Accumulation unit value at end of period     $18.312          $13.480          $12.163          $13.496               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16               25               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.991           $9.938          $11.049           $8.768               $-
Accumulation unit value at end of period     $14.902          $10.991           $9.938          $11.049               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                5               17               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.130          $11.896          $13.252          $10.537           $9.340
Accumulation unit value at end of period     $17.767          $13.130          $11.896          $13.252          $10.537
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               14               11               17
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.128          $15.554          $14.458          $11.775               $-
Accumulation unit value at end of period     $18.453          $18.128          $15.554          $14.458               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               43               25               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.666          $10.025           $9.332           $7.612               $-
Accumulation unit value at end of period     $11.857          $11.666          $10.025           $9.332               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $30.934          $26.634          $24.845          $20.304               $-
Accumulation unit value at end of period     $31.377          $30.934          $26.634          $24.845               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               30               29               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $30.480          $26.283          $24.554          $20.096          $15.757
Accumulation unit value at end of period     $30.871          $30.480          $26.283          $24.554          $20.096
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               25               18               11


                                    APP I-117

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.550          $21.942               $-               $-               $-
Accumulation unit value at end of period     $22.805          $22.550               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.455           $9.038           $8.464           $6.945               $-
Accumulation unit value at end of period     $10.562          $10.455           $9.038           $8.464               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               13               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $29.447          $25.481          $23.889          $19.620          $15.406
Accumulation unit value at end of period     $29.720          $29.447          $25.481          $23.889          $19.620
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17               22               22               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.280           $8.914           $8.373           $6.891           $5.415
Accumulation unit value at end of period     $10.355          $10.280           $8.914           $8.373           $6.891
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               28               19                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.309          $24.595          $23.150          $19.090          $15.014
Accumulation unit value at end of period     $28.458          $28.309          $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25               30               20               19
INVESCO SMALL CAP DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.631           $9.961          $10.309           $8.320               $-
Accumulation unit value at end of period     $15.966          $11.631           $9.961          $10.309               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.601           $9.950          $10.313           $8.336               $-
Accumulation unit value at end of period     $15.901          $11.601           $9.950          $10.313               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.626           $9.991          $10.377           $8.404               $-
Accumulation unit value at end of period     $15.903          $11.626           $9.991          $10.377               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               11               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.309           $9.734          $10.125           $8.212               $-
Accumulation unit value at end of period     $15.447          $11.309           $9.734          $10.125               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               57               34               21                -


                                    APP I-118

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.146          $12.998               $-               $-               $-
Accumulation unit value at end of period     $17.929          $13.146               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.152           $9.622          $10.034           $8.159               $-
Accumulation unit value at end of period     $15.194          $11.152           $9.622          $10.034               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               21               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.975          $11.207          $11.697           $9.521               $-
Accumulation unit value at end of period     $17.660          $12.975          $11.207          $11.697               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               11               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.966           $9.490           $9.926           $8.095               $-
Accumulation unit value at end of period     $14.896          $10.966           $9.490           $9.926               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               13                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.639          $10.960          $11.486           $9.386           $8.570
Accumulation unit value at end of period     $17.134          $12.639          $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  20               23               25               29               29
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.604          $10.223          $10.265               $-               $-
Accumulation unit value at end of period     $15.860          $11.604          $10.223               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.438          $10.974          $11.036               $-               $-
Accumulation unit value at end of period     $16.974          $12.438          $10.974               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.322          $10.894          $10.977               $-               $-
Accumulation unit value at end of period     $16.783          $12.322          $10.894               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.283           $9.990          $10.082               $-               $-
Accumulation unit value at end of period     $15.344          $11.283           $9.990               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16               14                -                -


                                    APP I-119

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.607          $13.269               $-               $-               $-
Accumulation unit value at end of period     $18.478          $13.607               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.126           $9.876           $9.991               $-               $-
Accumulation unit value at end of period     $15.093          $11.126           $9.876               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7               16                7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.430          $11.933          $12.085               $-               $-
Accumulation unit value at end of period     $18.201          $13.430          $11.933               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.940           $9.740           $9.883               $-               $-
Accumulation unit value at end of period     $14.797          $10.940           $9.740               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.082          $11.671          $11.866               $-               $-
Accumulation unit value at end of period     $17.659          $13.082          $11.671               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10                -                -
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.174          $21.271          $21.545          $17.061               $-
Accumulation unit value at end of period     $35.220          $25.174          $21.271          $21.545               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $25.030          $21.181          $21.486          $17.040               $-
Accumulation unit value at end of period     $34.966          $25.030          $21.181          $21.486               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $24.840          $21.062          $21.408          $17.012               $-
Accumulation unit value at end of period     $34.631          $24.840          $21.062          $21.408               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.698          $20.973          $21.350          $16.991               $-
Accumulation unit value at end of period     $34.381          $24.698          $20.973          $21.350               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -                -                -


                                    APP I-120

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $24.556          $23.723               $-               $-               $-
Accumulation unit value at end of period     $34.133          $24.556               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.463          $20.826          $21.253          $16.956               $-
Accumulation unit value at end of period     $33.969          $24.463          $20.826          $21.253               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.369          $20.767          $21.214          $16.942               $-
Accumulation unit value at end of period     $33.806          $24.369          $20.767          $21.214               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.184          $20.650          $21.137          $16.914               $-
Accumulation unit value at end of period     $33.481          $24.184          $20.650          $21.137               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.000          $20.534          $21.060          $16.887          $15.316
Accumulation unit value at end of period     $33.160          $24.000          $20.534          $21.060          $16.887
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2                1                0
INVESCO SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.241          $21.421          $23.334          $18.015               $-
Accumulation unit value at end of period     $37.855          $26.241          $21.421          $23.334               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               18               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $26.091          $21.331          $23.270          $17.993               $-
Accumulation unit value at end of period     $37.583          $26.091          $21.331          $23.270               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $25.892          $21.211          $23.186          $17.963               $-
Accumulation unit value at end of period     $37.222          $25.892          $21.211          $23.186               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.744          $21.121          $23.122          $17.941          $16.512
Accumulation unit value at end of period     $36.954          $25.744          $21.121          $23.122          $17.941
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                2                0                -


                                    APP I-121

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $25.597          $24.226               $-               $-               $-
Accumulation unit value at end of period     $36.688          $25.597               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.500          $20.973          $23.017          $17.904               $-
Accumulation unit value at end of period     $36.511          $25.500          $20.973          $23.017               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                7                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.402          $20.914          $22.975          $17.889               $-
Accumulation unit value at end of period     $36.336          $25.402          $20.914          $22.975               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.209          $20.796          $22.892          $17.860               $-
Accumulation unit value at end of period     $35.987          $25.209          $20.796          $22.892               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.017          $20.679          $22.809          $17.831          $16.461
Accumulation unit value at end of period     $35.642          $25.017          $20.679          $22.809          $17.831
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3                2                1
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.038          $12.601          $13.648          $12.434               $-
Accumulation unit value at end of period     $18.695          $15.038          $12.601          $13.648               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.952          $12.548          $13.611          $12.419               $-
Accumulation unit value at end of period     $18.561          $14.952          $12.548          $13.611               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.839          $12.477          $13.561          $12.398          $11.592
Accumulation unit value at end of period     $18.382          $14.839          $12.477          $13.561          $12.398
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               17               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.754          $12.425          $13.524          $12.383          $11.584
Accumulation unit value at end of period     $18.250          $14.754          $12.425          $13.524          $12.383
Number of accumulation units outstanding
 at end of period (in thousands)                  20               18               16                0                -


                                    APP I-122

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.669          $14.051               $-               $-               $-
Accumulation unit value at end of period     $18.118          $14.669               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.613          $12.337          $13.463          $12.358               $-
Accumulation unit value at end of period     $18.031          $14.613          $12.337          $13.463               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               23               23               34                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.558          $12.302          $13.438          $12.347               $-
Accumulation unit value at end of period     $17.945          $14.558          $12.302          $13.438               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.447          $12.233          $13.389          $12.327          $11.558
Accumulation unit value at end of period     $17.772          $14.447          $12.233          $13.389          $12.327
Number of accumulation units outstanding
 at end of period (in thousands)                  13                7                5                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.337          $12.164          $13.341          $12.307          $11.549
Accumulation unit value at end of period     $17.602          $14.337          $12.164          $13.341          $12.307
Number of accumulation units outstanding
 at end of period (in thousands)                  24               30               20                7                0
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $7.543           $7.506           $9.549           $8.148               $-
Accumulation unit value at end of period      $8.161           $7.543           $7.506           $9.549               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $6.091           $6.070           $7.733           $6.609               $-
Accumulation unit value at end of period      $6.580           $6.091           $6.070           $7.733               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $6.147           $6.138           $7.836           $6.710               $-
Accumulation unit value at end of period      $6.627           $6.147           $6.138           $7.836               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  79               52               45               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.334           $7.335           $9.378           $8.042           $7.109
Accumulation unit value at end of period      $7.895           $7.334           $7.335           $9.378           $8.042
Number of accumulation units outstanding
 at end of period (in thousands)                  45               60               67               54               39


                                    APP I-123

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.319          $10.262               $-               $-               $-
Accumulation unit value at end of period     $11.092          $10.319               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.232           $7.251           $9.293           $7.990               $-
Accumulation unit value at end of period      $7.766           $7.232           $7.251           $9.293               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               16               27               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.185          $10.222          $13.114          $11.286           $9.991
Accumulation unit value at end of period     $10.926          $10.185          $10.222          $13.114          $11.286
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               20               19               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.111           $7.151           $9.193           $7.927               $-
Accumulation unit value at end of period      $7.613           $7.111           $7.151           $9.193               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               12               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.921           $9.997          $12.878          $11.126           $9.866
Accumulation unit value at end of period     $10.601           $9.921           $9.997          $12.878          $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                  59               56               60               41               39
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.978          $10.834          $10.616           $9.302               $-
Accumulation unit value at end of period     $16.250          $11.978          $10.834          $10.616               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               41                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.790           $9.774           $9.592           $8.417               $-
Accumulation unit value at end of period     $14.616          $10.790           $9.774           $9.592               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.689           $9.702           $9.541           $8.389           $7.651
Accumulation unit value at end of period     $14.451          $10.689           $9.702           $9.541           $8.389
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -               39               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.647          $10.587          $10.426           $9.182               $-
Accumulation unit value at end of period     $15.721          $11.647          $10.587          $10.426               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               45               40               32                -


                                    APP I-124

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.466          $13.635               $-               $-               $-
Accumulation unit value at end of period     $18.151          $13.466               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.484          $10.466          $10.332           $9.122               $-
Accumulation unit value at end of period     $15.464          $11.484          $10.466          $10.332               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15               14                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.291          $12.124          $11.982          $10.589           $9.676
Accumulation unit value at end of period     $17.879          $13.291          $12.124          $11.982          $10.589
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.293          $10.322          $10.221           $9.051               $-
Accumulation unit value at end of period     $15.160          $11.293          $10.322          $10.221               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.947          $11.858          $11.766          $10.439               $-
Accumulation unit value at end of period     $17.347          $12.947          $11.858          $11.766               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                3                -
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.797          $10.632          $10.640          $11.727               $-
Accumulation unit value at end of period     $24.024          $15.797          $10.632          $10.640               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.122          $11.169          $11.667          $10.531               $-
Accumulation unit value at end of period     $21.444          $14.122          $11.169          $11.667               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.488          $12.274          $12.847          $11.619               $-
Accumulation unit value at end of period     $23.472          $15.488          $12.274          $12.847               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.358          $12.189          $12.777          $11.573          $10.357
Accumulation unit value at end of period     $23.239          $15.358          $12.189          $12.777          $11.573
Number of accumulation units outstanding
 at end of period (in thousands)                  17                6                6                1                1


                                    APP I-125

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.228          $14.898               $-               $-               $-
Accumulation unit value at end of period     $23.009          $15.228               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.523          $11.555          $12.142          $11.026           $9.878
Accumulation unit value at end of period     $21.921          $14.523          $11.555          $12.142          $11.026
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                5                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.057          $11.992          $12.615          $11.467               $-
Accumulation unit value at end of period     $22.705          $15.057          $11.992          $12.615               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.280          $11.396          $12.012          $10.940               $-
Accumulation unit value at end of period     $21.491          $14.280          $11.396          $12.012               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.721          $11.772          $12.432          $11.346               $-
Accumulation unit value at end of period     $22.110          $14.721          $11.772          $12.432               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12               11                7                -
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.201          $12.602          $12.469          $11.598               $-
Accumulation unit value at end of period     $16.939          $14.201          $12.602          $12.469               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               33               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.127          $12.555          $12.442          $11.590               $-
Accumulation unit value at end of period     $16.825          $14.127          $12.555          $12.442               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53               54               56                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.028          $12.493          $12.405          $11.579               $-
Accumulation unit value at end of period     $16.675          $14.028          $12.493          $12.405               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.955          $12.446          $12.377          $11.570               $-
Accumulation unit value at end of period     $16.563          $13.955          $12.446          $12.377               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                6                5                -


                                    APP I-126

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.882          $13.815               $-               $-               $-
Accumulation unit value at end of period     $16.452          $13.882               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.834          $12.369          $12.331          $11.556               $-
Accumulation unit value at end of period     $16.378          $13.834          $12.369          $12.331               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               18                2                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.786          $12.338          $25.090          $11.550               $-
Accumulation unit value at end of period     $16.305          $13.786          $12.338          $25.090               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.690          $12.277          $12.239          $11.539               $-
Accumulation unit value at end of period     $16.159          $13.690          $12.277          $12.239               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.595          $12.216          $50.540          $11.528               $-
Accumulation unit value at end of period     $16.014          $13.595          $12.216          $50.540               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                7              158                -
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.451          $15.726          $16.064          $12.805               $-
Accumulation unit value at end of period     $24.045          $18.451          $15.726          $16.064               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.355          $15.667          $16.029          $12.795               $-
Accumulation unit value at end of period     $23.884          $18.355          $15.667          $16.029               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.228          $15.590          $15.981          $12.783               $-
Accumulation unit value at end of period     $23.670          $18.228          $15.590          $15.981               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.132          $15.531          $15.945          $12.773               $-
Accumulation unit value at end of period     $23.511          $18.132          $15.531          $15.945               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               25               22               19                -


                                    APP I-127

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.038          $17.171               $-               $-               $-
Accumulation unit value at end of period     $23.354          $18.038               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.975          $15.435          $15.886          $12.758               $-
Accumulation unit value at end of period     $23.249          $17.975          $15.435          $15.886               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                6                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.912          $15.397          $15.862          $12.751               $-
Accumulation unit value at end of period     $23.145          $17.912          $15.397          $15.862               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.788          $15.320          $15.815          $12.739          $11.307
Accumulation unit value at end of period     $22.938          $17.788          $15.320          $15.815          $12.739
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1                1                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.664          $15.244          $15.768          $12.726               $-
Accumulation unit value at end of period     $22.733          $17.664          $15.244          $15.768               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11                9                7                -
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.283          $16.404          $17.700          $16.759               $-
Accumulation unit value at end of period     $26.718          $20.283          $16.404          $17.700               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.472           $7.672           $8.290           $7.861               $-
Accumulation unit value at end of period     $12.458           $9.472           $7.672           $8.290               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.897           $9.656          $10.455           $9.934               $-
Accumulation unit value at end of period     $15.617          $11.897           $9.656          $10.455               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  51               41               44               40                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.600          $14.306          $15.513          $14.762               $-
Accumulation unit value at end of period     $23.069          $17.600          $14.306          $15.513               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 168              242              235              192                -


                                    APP I-128

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.899          $18.857               $-               $-               $-
Accumulation unit value at end of period     $24.734          $18.899               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               11                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.508           $9.378          $10.195           $9.725               $-
Accumulation unit value at end of period     $15.047          $11.508           $9.378          $10.195               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               18               31               58                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.891          $13.777          $14.993          $14.317          $13.382
Accumulation unit value at end of period     $22.062          $16.891          $13.777          $14.993          $14.317
Number of accumulation units outstanding
 at end of period (in thousands)                  31               58               60               55               58
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.317           $9.249          $10.085           $9.650               $-
Accumulation unit value at end of period     $14.751          $11.317           $9.249          $10.085               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               20               19               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.705          $14.499          $15.842          $15.188               $-
Accumulation unit value at end of period     $23.033          $17.705          $14.499          $15.842               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               35               29               30                -
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.372          $10.145          $15.124          $12.712               $-
Accumulation unit value at end of period     $12.719          $11.372          $10.145          $15.124               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0              171              137              158                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.312          $10.107          $15.090          $12.703               $-
Accumulation unit value at end of period     $12.633          $11.312          $10.107          $15.090               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.234          $10.057          $15.045          $12.690               $-
Accumulation unit value at end of period     $12.520          $11.234          $10.057          $15.045               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               64               38               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.175          $10.019          $15.012          $12.681               $-
Accumulation unit value at end of period     $12.436          $11.175          $10.019          $15.012               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 162              189              211              191                -


                                    APP I-129

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.117          $10.286               $-               $-               $-
Accumulation unit value at end of period     $12.353          $11.117               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               32                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.078           $9.957          $14.956          $12.665               $-
Accumulation unit value at end of period     $12.297          $11.078           $9.957          $14.956               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               24               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.039           $9.932          $14.934          $12.659               $-
Accumulation unit value at end of period     $12.242          $11.039           $9.932          $14.934               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               80              113              103                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.963           $9.883          $14.889          $12.647               $-
Accumulation unit value at end of period     $12.133          $10.963           $9.883          $14.889               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               17               27                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886           $9.834          $14.845          $12.634          $11.461
Accumulation unit value at end of period     $12.024          $10.886           $9.834          $14.845          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  51               57               50               56               46
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $12.497          $11.660          $10.890               $-
Accumulation unit value at end of period     $12.847          $13.099          $12.497          $11.660               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  44               46               52               69                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.024          $12.444          $11.628          $10.877               $-
Accumulation unit value at end of period     $12.755          $13.024          $12.444          $11.628               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.925          $12.374          $11.585          $10.859               $-
Accumulation unit value at end of period     $12.632          $12.925          $12.374          $11.585               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               18               17               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.851          $12.321          $11.554          $10.845               $-
Accumulation unit value at end of period     $12.541          $12.851          $12.321          $11.554               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -


                                    APP I-130

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.777          $12.774               $-               $-               $-
Accumulation unit value at end of period     $12.451          $12.777               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.729          $12.235          $11.501          $10.823               $-
Accumulation unit value at end of period     $12.391          $12.729          $12.235          $11.501               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               17               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.680          $12.200          $11.480          $10.814               $-
Accumulation unit value at end of period     $12.331          $12.680          $12.200          $11.480               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.584          $12.132          $11.438          $10.796          $10.484
Accumulation unit value at end of period     $12.213          $12.584          $12.132          $11.438          $10.796
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                1                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.488          $12.063          $11.397          $10.779          $10.476
Accumulation unit value at end of period     $12.096          $12.488          $12.063          $11.397          $10.779
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5                3                1
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.001          $10.000               $-
Accumulation unit value at end of period     $10.004          $10.003          $10.002          $10.001               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.961           $9.975           $9.988           $9.997               $-
Accumulation unit value at end of period      $9.947           $9.961           $9.975           $9.988               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.904           $9.938           $9.971           $9.994               $-
Accumulation unit value at end of period      $9.871           $9.904           $9.938           $9.971               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  71                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.862           $9.910           $9.959           $9.991               $-
Accumulation unit value at end of period      $9.814           $9.862           $9.910           $9.959               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2               39               37               39                -


                                    APP I-131

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.820           $9.836               $-               $-               $-
Accumulation unit value at end of period      $9.757           $9.820               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.792           $9.865           $9.938           $9.986               $-
Accumulation unit value at end of period      $9.720           $9.792           $9.865           $9.938               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41               48               34              115                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.764           $9.846           $9.929           $9.985               $-
Accumulation unit value at end of period      $9.683           $9.764           $9.846           $9.929               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.709           $9.810           $9.913           $9.981               $-
Accumulation unit value at end of period      $9.608           $9.709           $9.810           $9.913               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               14               21                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.654           $9.774           $9.896           $9.977               $-
Accumulation unit value at end of period      $9.535           $9.654           $9.774           $9.896               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               74               68               21                -
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $24.867          $21.115          $20.578          $16.332               $-
Accumulation unit value at end of period     $33.761          $24.867          $21.115          $20.578               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $24.725          $21.026          $20.522          $16.312               $-
Accumulation unit value at end of period     $33.518          $24.725          $21.026          $20.522               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $24.536          $20.908          $20.447          $16.285               $-
Accumulation unit value at end of period     $33.196          $24.536          $20.908          $20.447               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.396          $20.819          $20.392          $16.265          $15.148
Accumulation unit value at end of period     $32.957          $24.396          $20.819          $20.392          $16.265
Number of accumulation units outstanding
 at end of period (in thousands)                   0                8                5                5                1


                                    APP I-132

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $24.257          $23.747               $-               $-               $-
Accumulation unit value at end of period     $32.720          $24.257               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.164          $20.673          $20.299          $16.232               $-
Accumulation unit value at end of period     $32.562          $24.164          $20.673          $20.299               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                4                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.072          $20.615          $20.262          $16.218               $-
Accumulation unit value at end of period     $32.406          $24.072          $20.615          $20.262               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $23.889          $20.499          $20.188          $16.192          $15.114
Accumulation unit value at end of period     $32.095          $23.889          $20.499          $20.188          $16.192
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.707          $20.383          $20.115          $16.165          $15.101
Accumulation unit value at end of period     $31.787          $23.707          $20.383          $20.115          $16.165
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                1                1
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.177          $23.324          $24.177          $18.074               $-
Accumulation unit value at end of period     $38.703          $26.177          $23.324          $24.177               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               18               23               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $26.028          $23.225          $24.112          $18.051          $16.029
Accumulation unit value at end of period     $38.424          $26.028          $23.225          $24.112          $18.051
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $25.829          $23.094          $24.024          $18.022               $-
Accumulation unit value at end of period     $38.055          $25.829          $23.094          $24.024               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.682          $22.997          $23.958          $17.999          $16.006
Accumulation unit value at end of period     $37.781          $25.682          $22.997          $23.958          $17.999
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                0                -


                                    APP I-133

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $25.535          $25.963               $-               $-               $-
Accumulation unit value at end of period     $37.509          $25.535               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.438          $22.835          $23.850          $17.962               $-
Accumulation unit value at end of period     $37.329          $25.438          $22.835          $23.850               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.341          $22.771          $23.806          $17.948               $-
Accumulation unit value at end of period     $37.149          $25.341          $22.771          $23.806               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.148          $22.643          $23.720          $17.918          $15.970
Accumulation unit value at end of period     $36.793          $25.148          $22.643          $23.720          $17.918
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.956          $22.515          $23.633          $17.889          $15.956
Accumulation unit value at end of period     $36.440          $24.956          $22.515          $23.633          $17.889
Number of accumulation units outstanding
 at end of period (in thousands)                   8               10               10                3                2
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.729          $22.241          $23.201          $18.491               $-
Accumulation unit value at end of period     $36.396          $26.729          $22.241          $23.201               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $26.577          $22.147          $23.138          $18.468               $-
Accumulation unit value at end of period     $36.134          $26.577          $22.147          $23.138               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $26.374          $22.022          $23.054          $18.438          $16.467
Accumulation unit value at end of period     $35.787          $26.374          $22.022          $23.054          $18.438
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               15               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $26.224          $21.929          $22.991          $18.415               $-
Accumulation unit value at end of period     $35.529          $26.224          $21.929          $22.991               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-134

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $26.074          $25.249               $-               $-               $-
Accumulation unit value at end of period     $35.273          $26.074               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.974          $21.775          $22.887          $18.377               $-
Accumulation unit value at end of period     $35.103          $25.974          $21.775          $22.887               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.875          $21.714          $22.845          $18.362               $-
Accumulation unit value at end of period     $34.935          $25.875          $21.714          $22.845               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.678          $21.591          $22.762          $18.332          $16.419
Accumulation unit value at end of period     $34.599          $25.678          $21.591          $22.762          $18.332
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.483          $21.470          $22.679          $18.302               $-
Accumulation unit value at end of period     $34.267          $25.483          $21.470          $22.679               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.019          $10.003          $10.335               $-               $-
Accumulation unit value at end of period     $11.862          $11.019          $10.003               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.988           $9.990          $10.332               $-               $-
Accumulation unit value at end of period     $11.810          $10.988           $9.990               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.946           $9.972          $10.328               $-               $-
Accumulation unit value at end of period     $11.742          $10.946           $9.972               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.915           $9.959          $10.324               $-               $-
Accumulation unit value at end of period     $11.692          $10.915           $9.959               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -                -                -


                                    APP I-135

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.885          $10.751               $-               $-               $-
Accumulation unit value at end of period     $11.641          $10.885               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.864           $9.936          $10.319               $-               $-
Accumulation unit value at end of period     $11.608          $10.864           $9.936               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               29                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844           $9.928          $10.317               $-               $-
Accumulation unit value at end of period     $11.574          $10.844           $9.928               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.803           $9.910          $10.312               $-               $-
Accumulation unit value at end of period     $11.507          $10.803           $9.910               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -               21                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.762           $9.892          $10.308               $-               $-
Accumulation unit value at end of period     $11.441          $10.762           $9.892               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.088           $9.859          $10.397               $-               $-
Accumulation unit value at end of period     $12.216          $11.088           $9.859               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24                8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.057           $9.845          $10.394               $-               $-
Accumulation unit value at end of period     $12.163          $11.057           $9.845               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.015           $9.828          $10.389               $-               $-
Accumulation unit value at end of period     $12.093          $11.015           $9.828               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.984           $9.815          $10.386               $-               $-
Accumulation unit value at end of period     $12.040          $10.984           $9.815               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -


                                    APP I-136

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.953          $10.771               $-               $-               $-
Accumulation unit value at end of period     $11.988          $10.953               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.932           $9.793          $10.381               $-               $-
Accumulation unit value at end of period     $11.954          $10.932           $9.793               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               23                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.911           $9.784          $10.378               $-               $-
Accumulation unit value at end of period     $11.919          $10.911           $9.784               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.870           $9.767          $10.374               $-               $-
Accumulation unit value at end of period     $11.851          $10.870           $9.767               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.829           $9.750          $10.369               $-               $-
Accumulation unit value at end of period     $11.782          $10.829           $9.750               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                0                -                -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.123           $9.733          $10.424               $-               $-
Accumulation unit value at end of period     $12.616          $11.123           $9.733               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               34               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.091           $9.720          $10.421               $-               $-
Accumulation unit value at end of period     $12.561          $11.091           $9.720               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.049           $9.702          $10.416               $-               $-
Accumulation unit value at end of period     $12.489          $11.049           $9.702               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.018           $9.689          $10.413               $-               $-
Accumulation unit value at end of period     $12.435          $11.018           $9.689               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                -                -                -                -


                                    APP I-137

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.987          $10.758               $-               $-               $-
Accumulation unit value at end of period     $12.381          $10.987               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.966           $9.668          $10.407               $-               $-
Accumulation unit value at end of period     $12.346          $10.966           $9.668               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.946           $9.659          $10.405               $-               $-
Accumulation unit value at end of period     $12.310          $10.946           $9.659               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.904           $9.642          $10.401               $-               $-
Accumulation unit value at end of period     $12.239          $10.904           $9.642               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.863           $9.625          $10.396               $-               $-
Accumulation unit value at end of period     $12.169          $10.863           $9.625               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                2                -                -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045           $9.536          $10.457               $-               $-
Accumulation unit value at end of period     $12.906          $11.045           $9.536               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.014           $9.523          $10.454               $-               $-
Accumulation unit value at end of period     $12.850          $11.014           $9.523               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.972           $9.506          $10.449               $-               $-
Accumulation unit value at end of period     $12.776          $10.972           $9.506               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.941           $9.493          $10.446               $-               $-
Accumulation unit value at end of period     $12.721          $10.941           $9.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -


                                    APP I-138

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.910          $10.644               $-               $-               $-
Accumulation unit value at end of period     $12.666          $10.910               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.890           $9.472          $10.440               $-               $-
Accumulation unit value at end of period     $12.629          $10.890           $9.472               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               20                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.869           $9.464          $10.438               $-               $-
Accumulation unit value at end of period     $12.593          $10.869           $9.464               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45               26                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.828           $9.447          $10.434               $-               $-
Accumulation unit value at end of period     $12.520          $10.828           $9.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4               20                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.788           $9.430          $10.429               $-               $-
Accumulation unit value at end of period     $12.448          $10.788           $9.430               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               48                8                -                -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.948           $9.367          $10.481               $-               $-
Accumulation unit value at end of period     $13.103          $10.948           $9.367               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101               80               68                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.917           $9.355          $10.478               $-               $-
Accumulation unit value at end of period     $13.046          $10.917           $9.355               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.876           $9.338          $10.473               $-               $-
Accumulation unit value at end of period     $12.971          $10.876           $9.338               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.845           $9.326          $10.470               $-               $-
Accumulation unit value at end of period     $12.915          $10.845           $9.326               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -


                                    APP I-139

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.815          $10.522               $-               $-               $-
Accumulation unit value at end of period     $12.859          $10.815               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.794           $9.305          $10.465               $-               $-
Accumulation unit value at end of period     $12.822          $10.794           $9.305               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.774           $9.297          $10.462               $-               $-
Accumulation unit value at end of period     $12.785          $10.774           $9.297               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.733           $9.280          $10.458               $-               $-
Accumulation unit value at end of period     $12.711          $10.733           $9.280               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.693           $9.264          $10.453               $-               $-
Accumulation unit value at end of period     $12.638          $10.693           $9.264               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                7                -                -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.926           $9.269          $10.502               $-               $-
Accumulation unit value at end of period     $13.314          $10.926           $9.269               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.895           $9.256          $10.498               $-               $-
Accumulation unit value at end of period     $13.257          $10.895           $9.256               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.854           $9.240          $10.494               $-               $-
Accumulation unit value at end of period     $13.181          $10.854           $9.240               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.823           $9.228          $10.490               $-               $-
Accumulation unit value at end of period     $13.124          $10.823           $9.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -


                                    APP I-140

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.792          $10.479               $-               $-               $-
Accumulation unit value at end of period     $13.067          $10.792               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.772           $9.207          $10.485               $-               $-
Accumulation unit value at end of period     $13.029          $10.772           $9.207               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.752           $9.199          $10.483               $-               $-
Accumulation unit value at end of period     $12.992          $10.752           $9.199               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               16                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.711           $9.183          $10.478               $-               $-
Accumulation unit value at end of period     $12.917          $10.711           $9.183               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.671           $9.166          $10.474               $-               $-
Accumulation unit value at end of period     $12.842          $10.671           $9.166               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                5                -                -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.921           $9.260          $10.503               $-               $-
Accumulation unit value at end of period     $13.408          $10.921           $9.260               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               47               34                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.890           $9.247          $10.500               $-               $-
Accumulation unit value at end of period     $13.350          $10.890           $9.247               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.849           $9.231          $10.495               $-               $-
Accumulation unit value at end of period     $13.273          $10.849           $9.231               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.818           $9.219          $10.492               $-               $-
Accumulation unit value at end of period     $13.216          $10.818           $9.219               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -


                                    APP I-141

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.788          $10.472               $-               $-               $-
Accumulation unit value at end of period     $13.159          $10.788               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.767           $9.198          $10.486               $-               $-
Accumulation unit value at end of period     $13.121          $10.767           $9.198               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.747           $9.190          $10.484               $-               $-
Accumulation unit value at end of period     $13.083          $10.747           $9.190               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.707           $9.174          $10.479               $-               $-
Accumulation unit value at end of period     $13.008          $10.707           $9.174               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.666           $9.157          $10.475               $-               $-
Accumulation unit value at end of period     $12.933          $10.666           $9.157               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1                1                -                -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.933           $9.255          $10.494               $-               $-
Accumulation unit value at end of period     $13.420          $10.933           $9.255               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.902           $9.243          $10.490               $-               $-
Accumulation unit value at end of period     $13.362          $10.902           $9.243               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.861           $9.227          $10.486               $-               $-
Accumulation unit value at end of period     $13.285          $10.861           $9.227               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.830           $9.214          $10.483               $-               $-
Accumulation unit value at end of period     $13.228          $10.830           $9.214               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -                -                -


                                    APP I-142

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.800          $10.486               $-               $-               $-
Accumulation unit value at end of period     $13.171          $10.800               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.779           $9.194          $10.477               $-               $-
Accumulation unit value at end of period     $13.133          $10.779           $9.194               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.759           $9.186          $10.475               $-               $-
Accumulation unit value at end of period     $13.095          $10.759           $9.186               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.719           $9.169          $10.470               $-               $-
Accumulation unit value at end of period     $13.019          $10.719           $9.169               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.678           $9.153          $10.466               $-               $-
Accumulation unit value at end of period     $12.944          $10.678           $9.153               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                1                -                -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.924           $9.257          $10.496               $-               $-
Accumulation unit value at end of period     $13.409          $10.924           $9.257               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  86               71               54                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.893           $9.245          $10.493               $-               $-
Accumulation unit value at end of period     $13.352          $10.893           $9.245               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.852           $9.228          $10.488               $-               $-
Accumulation unit value at end of period     $13.275          $10.852           $9.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.821           $9.216          $10.485               $-               $-
Accumulation unit value at end of period     $13.217          $10.821           $9.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -


                                    APP I-143

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.790          $10.479               $-               $-               $-
Accumulation unit value at end of period     $13.160          $10.790               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.770           $9.195          $10.479               $-               $-
Accumulation unit value at end of period     $13.122          $10.770           $9.195               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.750           $9.187          $10.477               $-               $-
Accumulation unit value at end of period     $13.084          $10.750           $9.187               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.709           $9.171          $10.473               $-               $-
Accumulation unit value at end of period     $13.009          $10.709           $9.171               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.669           $9.155          $10.468               $-               $-
Accumulation unit value at end of period     $12.934          $10.669           $9.155               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.642          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.063          $10.642               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.630          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.029          $10.630               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.615          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.984          $10.615               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.603          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.951          $10.603               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -


                                    APP I-144

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.592          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.918          $10.592               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.584          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.896          $10.584               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.577          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.873          $10.577               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.562          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.829          $10.562               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.546          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.785          $10.546               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.013          $10.012          $10.336               $-               $-
Accumulation unit value at end of period     $11.852          $11.013          $10.012               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.982           $9.999          $10.333               $-               $-
Accumulation unit value at end of period     $11.801          $10.982           $9.999               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.940           $9.981          $10.329               $-               $-
Accumulation unit value at end of period     $11.733          $10.940           $9.981               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.909           $9.968          $10.325               $-               $-
Accumulation unit value at end of period     $11.682          $10.909           $9.968               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-145

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.879          $10.745               $-               $-               $-
Accumulation unit value at end of period     $11.631          $10.879               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.858           $9.946          $10.320               $-               $-
Accumulation unit value at end of period     $11.598          $10.858           $9.946               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.838           $9.937          $10.318               $-               $-
Accumulation unit value at end of period     $11.564          $10.838           $9.937               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.797           $9.919          $10.313               $-               $-
Accumulation unit value at end of period     $11.498          $10.797           $9.919               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.756           $9.902          $10.309               $-               $-
Accumulation unit value at end of period     $11.432          $10.756           $9.902               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               20                -                -
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.251          $11.333          $11.542          $10.880               $-
Accumulation unit value at end of period     $17.965          $13.251          $11.333          $11.542               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               11                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.195          $11.302          $11.527          $10.877               $-
Accumulation unit value at end of period     $17.862          $13.195          $11.302          $11.527               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.120          $11.260          $11.508          $10.873               $-
Accumulation unit value at end of period     $17.725          $13.120          $11.260          $11.508               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.064          $11.229          $11.493          $10.870               $-
Accumulation unit value at end of period     $17.623          $13.064          $11.229          $11.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -


                                    APP I-146

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.009          $13.007               $-               $-               $-
Accumulation unit value at end of period     $17.522          $13.009               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.972          $11.178          $11.469          $10.865               $-
Accumulation unit value at end of period     $17.454          $12.972          $11.178          $11.469               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.935          $11.157          $11.459          $10.863               $-
Accumulation unit value at end of period     $17.387          $12.935          $11.157          $11.459               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.861          $11.116          $11.440          $10.860               $-
Accumulation unit value at end of period     $17.254          $12.861          $11.116          $11.440               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.788          $11.075          $11.421          $10.856               $-
Accumulation unit value at end of period     $17.122          $12.788          $11.075          $11.421               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                3                0                -
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $35.386          $30.759          $29.013          $22.256               $-
Accumulation unit value at end of period     $35.035          $35.386          $30.759          $29.013               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $35.184          $19.368          $20.134          $16.520               $-
Accumulation unit value at end of period     $34.782          $35.184          $19.368          $20.134               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $34.916          $19.259          $20.061          $16.493               $-
Accumulation unit value at end of period     $34.449          $34.916          $19.259          $20.061               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $34.717          $19.178          $20.006          $16.472               $-
Accumulation unit value at end of period     $34.201          $34.717          $19.178          $20.006               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                2                0                -


                                    APP I-147

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $34.519          $33.617               $-               $-               $-
Accumulation unit value at end of period     $33.954          $34.519               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $34.387          $30.115          $28.620          $22.119          $16.922
Accumulation unit value at end of period     $33.791          $34.387          $30.115          $28.620          $22.119
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                3                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $34.256          $30.030          $28.568          $22.101               $-
Accumulation unit value at end of period     $33.628          $34.256          $30.030          $28.568               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $33.995          $29.861          $28.464          $22.065               $-
Accumulation unit value at end of period     $33.306          $33.995          $29.861          $28.464               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $33.737          $29.693          $28.361          $22.028          $16.887
Accumulation unit value at end of period     $32.986          $33.737          $29.693          $28.361          $22.028
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                2                1                0
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.080          $10.012           $9.887           $8.942               $-
Accumulation unit value at end of period     $12.128          $11.080          $10.012           $9.887               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  67               47                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.492           $9.561           $9.439           $8.333               $-
Accumulation unit value at end of period     $14.127          $10.492           $9.561           $9.439               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.899           $9.883           $9.794           $8.889               $-
Accumulation unit value at end of period     $11.888          $10.899           $9.883           $9.794               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  67               59              101               60                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.346          $10.304          $10.226           $9.296           $8.593
Accumulation unit value at end of period     $12.357          $11.346          $10.304          $10.226           $9.296
Number of accumulation units outstanding
 at end of period (in thousands)                 168              194              147              139              106


                                    APP I-148

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.637          $12.538               $-               $-               $-
Accumulation unit value at end of period     $13.742          $12.637               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 118               91                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.623           $9.671           $9.623           $8.769               $-
Accumulation unit value at end of period     $11.541          $10.623           $9.671           $9.623               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  43               52               30               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.472          $11.366          $11.320          $10.326           $9.559
Accumulation unit value at end of period     $13.536          $12.472          $11.366          $11.320          $10.326
Number of accumulation units outstanding
 at end of period (in thousands)                  66               62               50               85               73
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.446           $9.539           $9.519           $8.701           $8.061
Accumulation unit value at end of period     $11.315          $10.446           $9.539           $9.519           $8.701
Number of accumulation units outstanding
 at end of period (in thousands)                  87               63               69               68               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.150          $11.116          $11.116          $10.181           $9.440
Accumulation unit value at end of period     $13.134          $12.150          $11.116          $11.116          $10.181
Number of accumulation units outstanding
 at end of period (in thousands)                 183              234              213              165              129
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.408           $9.231           $9.312           $8.349               $-
Accumulation unit value at end of period     $11.807          $10.408           $9.231           $9.312               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  93               74               14                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.924           $9.703           $9.803           $8.803               $-
Accumulation unit value at end of period     $12.374          $10.924           $9.703           $9.803               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.267           $9.138           $9.251           $8.323               $-
Accumulation unit value at end of period     $11.607          $10.267           $9.138           $9.251               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 100               86               99               59                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.769           $9.599           $9.732           $8.769           $8.013
Accumulation unit value at end of period     $12.156          $10.769           $9.599           $9.732           $8.769
Number of accumulation units outstanding
 at end of period (in thousands)                 182              215              204              212              138


                                    APP I-149

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.210          $12.075               $-               $-               $-
Accumulation unit value at end of period     $13.762          $12.210               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 182              143                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.979           $8.917           $9.063           $8.187               $-
Accumulation unit value at end of period     $11.236           $9.979           $8.917           $9.063               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  90              149               63               60                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.051          $10.780          $10.967           $9.917           $9.075
Accumulation unit value at end of period     $13.556          $12.051          $10.780          $10.967           $9.917
Number of accumulation units outstanding
 at end of period (in thousands)                 178              137              128              186              146
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.813           $8.795           $8.966           $8.123           $7.440
Accumulation unit value at end of period     $11.016           $9.813           $8.795           $8.966           $8.123
Number of accumulation units outstanding
 at end of period (in thousands)                 112              110               85               67               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.740          $10.543          $10.769           $9.777           $8.962
Accumulation unit value at end of period     $13.153          $11.740          $10.543          $10.769           $9.777
Number of accumulation units outstanding
 at end of period (in thousands)                 220              203              152              115               75
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.841           $8.601           $8.835           $7.860               $-
Accumulation unit value at end of period     $11.484           $9.841           $8.601           $8.835               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  90               81               20                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.542           $9.228           $9.493           $8.458               $-
Accumulation unit value at end of period     $12.284          $10.542           $9.228           $9.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.724           $8.529           $8.792           $7.849               $-
Accumulation unit value at end of period     $11.308           $9.724           $8.529           $8.792               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 111               98              129               84                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.269           $9.020           $9.312           $8.326           $7.545
Accumulation unit value at end of period     $11.924          $10.269           $9.020           $9.312           $8.326
Number of accumulation units outstanding
 at end of period (in thousands)                 260              251              216              180              116


                                    APP I-150

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.825          $11.656               $-               $-               $-
Accumulation unit value at end of period     $13.710          $11.825               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 185              186                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.435           $8.309           $8.599           $7.708               $-
Accumulation unit value at end of period     $10.928           $9.435           $8.309           $8.599               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  97               90               55               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.671          $10.288          $10.658           $9.563           $8.678
Accumulation unit value at end of period     $13.505          $11.671          $10.288          $10.658           $9.563
Number of accumulation units outstanding
 at end of period (in thousands)                 116               89               79              159              137
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.278           $8.195           $8.507           $7.648           $6.946
Accumulation unit value at end of period     $10.714           $9.278           $8.195           $8.507           $7.648
Number of accumulation units outstanding
 at end of period (in thousands)                  82               64               34               41               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.369          $10.062          $10.466           $9.428           $8.570
Accumulation unit value at end of period     $13.103          $11.369          $10.062          $10.466           $9.428
Number of accumulation units outstanding
 at end of period (in thousands)                 178              176              149              102               77
LIFEPATH 2055 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.274          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.609          $11.274               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.258          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.569          $11.258               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.236          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.515          $11.236               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.220          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.476          $11.220               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -


                                    APP I-151

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.204          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.436          $11.204               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.193          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.410          $11.193               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.182          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.383          $11.182               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.160          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.331          $11.160               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.139          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.278          $11.139               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
LIFEPATH(R) 2025 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.956          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.218          $10.956               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.940          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.182          $10.940               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.919          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.134          $10.919               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.903          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.099          $10.903               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -


                                    APP I-152

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.887          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.063          $10.887               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.877          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.039          $10.877               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.866          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.016          $10.866               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.968          $10.845               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-               $-               $-
Accumulation unit value at end of period     $11.921          $10.824               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -                -                -
LIFEPATH(R) 2035 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.085          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.756          $11.085               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.069          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.719          $11.069               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.047          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.669          $11.047               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.031          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.631          $11.031               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -


                                    APP I-153

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.015          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.594          $11.015               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.005          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.569          $11.005               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.994          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.545          $10.994               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.973          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.496          $10.973               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.952          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.446          $10.952               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
LIFEPATH(R) 2045 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.204          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.240          $11.204               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.188          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.201          $11.188               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.166          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.149          $11.166               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.150          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.111          $11.150               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -


                                    APP I-154

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.134          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.072          $11.134               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.123          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.046          $11.123               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.113          $10.000               $-               $-               $-
Accumulation unit value at end of period     $13.021          $11.113               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.091          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.970          $11.091               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-               $-               $-
Accumulation unit value at end of period     $12.919          $11.070               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.884          $11.126          $11.597          $10.830               $-
Accumulation unit value at end of period     $15.401          $12.884          $11.126          $11.597               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.829          $11.095          $11.582          $10.827               $-
Accumulation unit value at end of period     $15.312          $12.829          $11.095          $11.582               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.756          $11.054          $11.563          $10.823               $-
Accumulation unit value at end of period     $15.195          $12.756          $11.054          $11.563               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.702          $11.024          $11.548          $10.821               $-
Accumulation unit value at end of period     $15.107          $12.702          $11.024          $11.548               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                -                -


                                    APP I-155

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.647          $12.442               $-               $-               $-
Accumulation unit value at end of period     $15.020          $12.647               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.612          $10.973          $11.524          $10.816               $-
Accumulation unit value at end of period     $14.963          $12.612          $10.973          $11.524               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16                4                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.576          $10.953          $11.514          $10.814               $-
Accumulation unit value at end of period     $14.905          $12.576          $10.953          $11.514               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.504          $10.912          $11.494          $10.810               $-
Accumulation unit value at end of period     $14.791          $12.504          $10.912          $11.494               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.433          $10.872          $11.475          $10.806               $-
Accumulation unit value at end of period     $14.678          $12.433          $10.872          $11.475               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18                6                1                -
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.354          $11.390          $10.995          $10.076               $-
Accumulation unit value at end of period     $13.088          $12.354          $11.390          $10.995               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               48                7                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.159          $11.228          $10.854           $9.962               $-
Accumulation unit value at end of period     $12.862          $12.159          $11.228          $10.854               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.100          $11.195          $10.844           $9.973               $-
Accumulation unit value at end of period     $12.774          $12.100          $11.195          $10.844               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.145          $11.253          $10.917          $10.055           $9.440
Accumulation unit value at end of period     $12.801          $12.145          $11.253          $10.917          $10.055
Number of accumulation units outstanding
 at end of period (in thousands)                  16               24               32               48               38


                                    APP I-156

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.347          $13.299               $-               $-               $-
Accumulation unit value at end of period     $14.048          $13.347               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               58                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.845          $11.003          $10.701           $9.881               $-
Accumulation unit value at end of period     $12.455          $11.845          $11.003          $10.701               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8               12                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.174          $12.249          $11.925          $11.022               $-
Accumulation unit value at end of period     $13.838          $13.174          $12.249          $11.925               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               18               13               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.648          $10.852          $10.586           $9.804           $9.225
Accumulation unit value at end of period     $12.210          $11.648          $10.852          $10.586           $9.804
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12               10                7                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.833          $11.981          $11.710          $10.866          $10.233
Accumulation unit value at end of period     $13.426          $12.833          $11.981          $11.710          $10.866
Number of accumulation units outstanding
 at end of period (in thousands)                  49               58               67               59               44
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.291          $12.026          $11.847          $10.984               $-
Accumulation unit value at end of period     $16.845          $13.291          $12.026          $11.847               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.234          $11.992          $11.832          $10.981               $-
Accumulation unit value at end of period     $16.748          $13.234          $11.992          $11.832               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.159          $11.948          $11.812          $10.977               $-
Accumulation unit value at end of period     $16.620          $13.159          $11.948          $11.812               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.103          $11.915          $11.797          $10.974               $-
Accumulation unit value at end of period     $16.524          $13.103          $11.915          $11.797               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-157

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.047          $13.248               $-               $-               $-
Accumulation unit value at end of period     $16.429          $13.047               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.010          $11.860          $11.772          $10.969               $-
Accumulation unit value at end of period     $16.366          $13.010          $11.860          $11.772               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.973          $11.838          $11.762          $10.967               $-
Accumulation unit value at end of period     $16.303          $12.973          $11.838          $11.762               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.900          $11.795          $11.743          $10.963               $-
Accumulation unit value at end of period     $16.178          $12.900          $11.795          $11.743               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.826          $11.751          $11.723          $10.959               $-
Accumulation unit value at end of period     $16.054          $12.826          $11.751          $11.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.518          $12.068          $12.013          $11.184               $-
Accumulation unit value at end of period     $18.060          $13.518          $12.068          $12.013               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.460          $12.035          $11.998          $11.181               $-
Accumulation unit value at end of period     $17.956          $13.460          $12.035          $11.998               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.384          $11.991          $11.978          $11.177               $-
Accumulation unit value at end of period     $17.818          $13.384          $11.991          $11.978               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.327          $11.958          $11.963          $11.173               $-
Accumulation unit value at end of period     $17.716          $13.327          $11.958          $11.963               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-158

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.270          $13.145               $-               $-               $-
Accumulation unit value at end of period     $17.614          $13.270               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.232          $11.902          $11.937          $11.168               $-
Accumulation unit value at end of period     $17.547          $13.232          $11.902          $11.937               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.195          $11.881          $11.927          $11.166               $-
Accumulation unit value at end of period     $17.479          $13.195          $11.881          $11.927               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.120          $11.837          $11.907          $11.162               $-
Accumulation unit value at end of period     $17.345          $13.120          $11.837          $11.907               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.045          $11.793          $11.887          $11.158               $-
Accumulation unit value at end of period     $17.213          $13.045          $11.793          $11.887               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3                2                -
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.757          $16.391          $15.883          $14.062               $-
Accumulation unit value at end of period     $19.758          $18.757          $16.391          $15.883               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.650          $16.322          $15.840          $14.045               $-
Accumulation unit value at end of period     $19.615          $18.650          $16.322          $15.840               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.508          $16.230          $15.782          $14.022               $-
Accumulation unit value at end of period     $19.427          $18.508          $16.230          $15.782               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.402          $16.162          $15.739          $14.005               $-
Accumulation unit value at end of period     $19.287          $18.402          $16.162          $15.739               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                5                -                -


                                    APP I-159

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.297          $17.843               $-               $-               $-
Accumulation unit value at end of period     $19.148          $18.297               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.227          $16.048          $15.667          $13.976               $-
Accumulation unit value at end of period     $19.056          $18.227          $16.048          $15.667               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                -                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.157          $16.003          $15.639          $13.964               $-
Accumulation unit value at end of period     $18.964          $18.157          $16.003          $15.639               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.019          $15.913          $15.582          $13.941               $-
Accumulation unit value at end of period     $18.782          $18.019          $15.913          $15.582               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                6                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.882          $15.823          $15.525          $13.919               $-
Accumulation unit value at end of period     $18.602          $17.882          $15.823          $15.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               10                7                -
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.955           $7.726           $8.383           $7.335               $-
Accumulation unit value at end of period     $11.834           $8.955           $7.726           $8.383               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.669           $8.355           $9.079           $7.955               $-
Accumulation unit value at end of period     $12.758           $9.669           $8.355           $9.079               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.579           $8.294           $9.031           $7.929               $-
Accumulation unit value at end of period     $12.615           $9.579           $8.294           $9.031               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.707           $7.550           $8.233           $7.240               $-
Accumulation unit value at end of period     $11.449           $8.707           $7.550           $8.233               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13               11                -


                                    APP I-160

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.545          $10.461               $-               $-               $-
Accumulation unit value at end of period     $13.846          $10.545               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.586           $7.464           $8.159           $7.193               $-
Accumulation unit value at end of period     $11.262           $8.586           $7.464           $8.159               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               12                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.408           $9.057           $9.911           $8.745               $-
Accumulation unit value at end of period     $13.638          $10.408           $9.057           $9.911               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.442           $7.361           $8.071           $7.136               $-
Accumulation unit value at end of period     $11.041           $8.442           $7.361           $8.071               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               26               30                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.139           $8.858           $9.732           $8.622               $-
Accumulation unit value at end of period     $13.233          $10.139           $8.858           $9.732               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               25               38                -
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.697           $9.303          $10.151           $8.919               $-
Accumulation unit value at end of period     $13.416          $10.697           $9.303          $10.151               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.776           $9.386          $10.256           $9.025               $-
Accumulation unit value at end of period     $13.496          $10.776           $9.386          $10.256               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.676           $9.317          $10.202           $8.995               $-
Accumulation unit value at end of period     $13.345          $10.676           $9.317          $10.202               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.406           $9.096           $9.974           $8.807               $-
Accumulation unit value at end of period     $12.989          $10.406           $9.096           $9.974               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                0                -


                                    APP I-161

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.321          $10.461               $-               $-               $-
Accumulation unit value at end of period     $12.864          $10.321               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.264           $8.994           $9.887           $8.752               $-
Accumulation unit value at end of period     $12.781          $10.264           $8.994           $9.887               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.207           $8.953           $9.852           $8.730               $-
Accumulation unit value at end of period     $12.698          $10.207           $8.953           $9.852               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.096           $8.873           $9.784           $8.687               $-
Accumulation unit value at end of period     $12.535          $10.096           $8.873           $9.784               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $8.793           $9.715           $8.643               $-
Accumulation unit value at end of period     $12.374           $9.985           $8.793           $9.715               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11               10                7                -
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $11.866          $12.066           $8.837               $-
Accumulation unit value at end of period     $20.591          $13.099          $11.866          $12.066               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               47               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.555          $12.297          $12.524           $9.186               $-
Accumulation unit value at end of period     $21.275          $13.555          $12.297          $12.524               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.429          $12.208          $12.457           $9.155               $-
Accumulation unit value at end of period     $21.035          $13.429          $12.208          $12.457               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.743          $11.602          $11.857           $8.727               $-
Accumulation unit value at end of period     $19.932          $12.743          $11.602          $11.857               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22                7                -                -                -


                                    APP I-162

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.638          $13.236               $-               $-               $-
Accumulation unit value at end of period     $19.738          $12.638               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.569          $11.472          $11.753           $8.673               $-
Accumulation unit value at end of period     $19.610          $12.569          $11.472          $11.753               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               15                7                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.500          $11.420          $11.712           $8.651               $-
Accumulation unit value at end of period     $19.483          $12.500          $11.420          $11.712               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                8                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.363          $11.318          $11.630           $8.608           $7.586
Accumulation unit value at end of period     $19.231          $12.363          $11.318          $11.630           $8.608
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                5                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.228          $11.216          $11.549           $8.564           $7.555
Accumulation unit value at end of period     $18.982          $12.228          $11.216          $11.549           $8.564
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                8                1                0
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.921          $14.377          $14.965          $12.553               $-
Accumulation unit value at end of period     $21.753          $15.921          $14.377          $14.965               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               50               41                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.626          $10.515          $10.961           $9.208               $-
Accumulation unit value at end of period     $15.861          $11.626          $10.515          $10.961               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.518          $10.438          $10.902           $9.177               $-
Accumulation unit value at end of period     $15.682          $11.518          $10.438          $10.902               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               30                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.477          $19.492          $20.390          $17.189               $-
Accumulation unit value at end of period     $29.197          $21.477          $19.492          $20.390               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               24               15                1                -


                                    APP I-163

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $24.095          $23.846               $-               $-               $-
Accumulation unit value at end of period     $32.708          $24.095               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $34.396          $31.295          $32.819          $27.737               $-
Accumulation unit value at end of period     $46.645          $34.396          $31.295          $32.819               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7               10                5                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.981          $10.001          $10.499           $8.882               $-
Accumulation unit value at end of period     $14.877          $10.981          $10.001          $10.499               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.065          $12.835          $13.501          $11.444               $-
Accumulation unit value at end of period     $19.016          $14.065          $12.835          $13.501               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               39               35                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.861          $13.589          $14.322          $12.165               $-
Accumulation unit value at end of period     $20.053          $14.861          $13.589          $14.322               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               43               42               38                -
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.320          $10.825          $12.034           $9.763               $-
Accumulation unit value at end of period     $16.887          $12.320          $10.825          $12.034               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.031          $10.587          $11.787           $9.577               $-
Accumulation unit value at end of period     $16.467          $12.031          $10.587          $11.787               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.920          $10.510          $11.725           $9.546               $-
Accumulation unit value at end of period     $16.282          $11.920          $10.510          $11.725               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.985          $10.584          $11.824           $9.641               $-
Accumulation unit value at end of period     $16.347          $11.985          $10.584          $11.824               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -                -                -


                                    APP I-164

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.886          $11.922               $-               $-               $-
Accumulation unit value at end of period     $16.188          $11.886               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.821          $10.465          $11.721           $9.581               $-
Accumulation unit value at end of period     $16.083          $11.821          $10.465          $11.721               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.756          $10.418          $11.680           $9.557               $-
Accumulation unit value at end of period     $15.979          $11.756          $10.418          $11.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.627          $10.324          $11.598           $9.509               $-
Accumulation unit value at end of period     $15.772          $11.627          $10.324          $11.598               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.500          $10.232          $11.517           $9.462               $-
Accumulation unit value at end of period     $15.568          $11.500          $10.232          $11.517               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                5                3                -
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.433           $7.355           $8.380               $-               $-
Accumulation unit value at end of period     $10.312           $8.433           $7.355               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.577           $7.493           $8.549               $-               $-
Accumulation unit value at end of period     $10.473           $8.577           $7.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.497           $7.438           $8.503               $-               $-
Accumulation unit value at end of period     $10.355           $8.497           $7.438               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.199           $7.188           $8.230               $-               $-
Accumulation unit value at end of period      $9.977           $8.199           $7.188               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               24               21                -                -


                                    APP I-165

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.181          $10.737               $-               $-               $-
Accumulation unit value at end of period     $13.585          $11.181               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)               0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.085           $7.106           $8.156               $-               $-
Accumulation unit value at end of period      $9.814           $8.085           $7.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.036           $9.708          $11.155               $-               $-
Accumulation unit value at end of period     $13.382          $11.036           $9.708               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.950           $7.008           $8.068               $-               $-
Accumulation unit value at end of period      $9.621           $7.950           $7.008               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.751           $9.495          $10.953               $-               $-
Accumulation unit value at end of period     $12.984          $10.751           $9.495               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                4                -                -
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.982          $13.904          $12.972          $12.053               $-
Accumulation unit value at end of period     $14.772          $14.982          $13.904          $12.972               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.858          $12.880          $12.035          $11.199               $-
Accumulation unit value at end of period     $13.644          $13.858          $12.880          $12.035               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.729          $12.786          $11.971          $11.161               $-
Accumulation unit value at end of period     $13.490          $13.729          $12.786          $11.971               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.575          $13.594          $12.747          $11.902               $-
Accumulation unit value at end of period     $14.300          $14.575          $13.594          $12.747               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-166

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.455          $14.342               $-               $-               $-
Accumulation unit value at end of period     $14.161          $14.455               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.375          $13.442          $12.635          $11.828               $-
Accumulation unit value at end of period     $14.069          $14.375          $13.442          $12.635               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.296          $13.381          $12.591          $11.798               $-
Accumulation unit value at end of period     $13.978          $14.296          $13.381          $12.591               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.140          $13.261          $12.503          $11.739               $-
Accumulation unit value at end of period     $13.797          $14.140          $13.261          $12.503               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11                9                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.985          $13.142          $12.416          $11.681               $-
Accumulation unit value at end of period     $13.618          $13.985          $13.142          $12.416               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               29               23               20                -
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.850          $11.710          $12.221          $11.436               $-
Accumulation unit value at end of period     $17.488          $12.850          $11.710          $12.221               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.795          $11.678          $12.205          $11.433               $-
Accumulation unit value at end of period     $17.388          $12.795          $11.678          $12.205               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.722          $11.635          $12.184          $11.429               $-
Accumulation unit value at end of period     $17.254          $12.722          $11.635          $12.184               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.668          $11.603          $12.169          $11.426               $-
Accumulation unit value at end of period     $17.155          $12.668          $11.603          $12.169               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               18               16               20                -


                                    APP I-167

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.614          $12.185               $-               $-               $-
Accumulation unit value at end of period     $17.057          $12.614               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.578          $11.549          $12.143          $11.421               $-
Accumulation unit value at end of period     $16.991          $12.578          $11.549          $12.143               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.542          $11.528          $12.133          $11.418               $-
Accumulation unit value at end of period     $16.926          $12.542          $11.528          $12.133               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.471          $11.485          $12.113          $11.414               $-
Accumulation unit value at end of period     $16.796          $12.471          $11.485          $12.113               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.400          $11.443          $12.092          $11.410               $-
Accumulation unit value at end of period     $16.668          $12.400          $11.443          $12.092               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  53                8                3                0                -
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.188          $17.778          $18.106          $16.237               $-
Accumulation unit value at end of period     $27.940          $21.188          $17.778          $18.106               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               23                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.067          $17.703          $18.057          $16.217               $-
Accumulation unit value at end of period     $27.739          $21.067          $17.703          $18.057               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.907          $17.603          $17.991          $16.190          $14.518
Accumulation unit value at end of period     $27.472          $20.907          $17.603          $17.991          $16.190
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               21               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.787          $17.529          $17.942          $16.170               $-
Accumulation unit value at end of period     $27.274          $20.787          $17.529          $17.942               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-168

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.669          $20.583               $-               $-               $-
Accumulation unit value at end of period     $27.078          $20.669               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.590          $17.406          $17.860          $16.137               $-
Accumulation unit value at end of period     $26.948          $20.590          $17.406          $17.860               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.511          $17.357          $17.828          $16.123               $-
Accumulation unit value at end of period     $26.818          $20.511          $17.357          $17.828               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.355          $17.259          $17.763          $16.097               $-
Accumulation unit value at end of period     $26.561          $20.355          $17.259          $17.763               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.200          $17.162          $17.698          $16.071          $14.464
Accumulation unit value at end of period     $26.306          $20.200          $17.162          $17.698          $16.071
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                4                2                -
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.884          $11.681          $11.028          $10.455               $-
Accumulation unit value at end of period     $12.984          $13.884          $11.681          $11.028               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.825          $11.649          $11.014          $10.452               $-
Accumulation unit value at end of period     $12.910          $13.825          $11.649          $11.014               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.746          $11.606          $10.995          $10.448               $-
Accumulation unit value at end of period     $12.811          $13.746          $11.606          $10.995               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.688          $11.574          $10.981          $10.445               $-
Accumulation unit value at end of period     $12.737          $13.688          $11.574          $10.981               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                0                0                -


                                    APP I-169

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.630          $13.243               $-               $-               $-
Accumulation unit value at end of period     $12.664          $13.630               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.591          $11.521          $10.958          $10.440               $-
Accumulation unit value at end of period     $12.615          $13.591          $11.521          $10.958               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.552          $11.499          $10.949          $10.439               $-
Accumulation unit value at end of period     $12.567          $13.552          $11.499          $10.949               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.475          $11.457          $10.930          $10.435               $-
Accumulation unit value at end of period     $12.471          $13.475          $11.457          $10.930               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                8                6                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.399          $11.415          $10.912          $10.431               $-
Accumulation unit value at end of period     $12.375          $13.399          $11.415          $10.912               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5                1                -
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.652          $12.393          $11.561          $11.053               $-
Accumulation unit value at end of period     $12.278          $12.652          $12.393          $11.561               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 187              141                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.564          $12.325          $11.515          $11.025               $-
Accumulation unit value at end of period     $12.174          $12.564          $12.325          $11.515               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.447          $12.235          $11.454          $10.988          $10.798
Accumulation unit value at end of period     $12.037          $12.447          $12.235          $11.454          $10.988
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               86               60                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.360          $12.168          $11.408          $10.961          $10.777
Accumulation unit value at end of period     $11.935          $12.360          $12.168          $11.408          $10.961
Number of accumulation units outstanding
 at end of period (in thousands)                  55               71               63               51               24


                                    APP I-170

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.274          $12.326               $-               $-               $-
Accumulation unit value at end of period     $11.834          $12.274               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.217          $12.057          $11.332          $10.915               $-
Accumulation unit value at end of period     $11.767          $12.217          $12.057          $11.332               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               23               19                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.160          $12.013          $11.302          $10.897          $10.730
Accumulation unit value at end of period     $11.701          $12.160          $12.013          $11.302          $10.897
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6               16               14               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.047          $11.925          $11.242          $10.861               $-
Accumulation unit value at end of period     $11.569          $12.047          $11.925          $11.242               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               36               23               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.935          $11.838          $11.182          $10.824          $10.676
Accumulation unit value at end of period     $11.438          $11.935          $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               64               48               46
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.153           $9.522          $10.000               $-               $-
Accumulation unit value at end of period     $15.202          $11.153           $9.522               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.128           $9.515          $10.000               $-               $-
Accumulation unit value at end of period     $15.146          $11.128           $9.515               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 129                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.094           $9.505          $10.000               $-               $-
Accumulation unit value at end of period     $15.070          $11.094           $9.505               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.069           $9.498          $10.000               $-               $-
Accumulation unit value at end of period     $15.013          $11.069           $9.498               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-171

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.044          $11.108               $-               $-               $-
Accumulation unit value at end of period     $14.957          $11.044               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.028           $9.486          $10.000               $-               $-
Accumulation unit value at end of period     $14.920          $11.028           $9.486               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.011           $9.482          $10.000               $-               $-
Accumulation unit value at end of period     $14.882          $11.011           $9.482               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.978           $9.472          $10.000               $-               $-
Accumulation unit value at end of period     $14.808          $10.978           $9.472               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.945           $9.462          $10.000               $-               $-
Accumulation unit value at end of period     $14.734          $10.945           $9.462               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0                -                -
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.927          $10.824          $12.135          $10.603               $-
Accumulation unit value at end of period     $14.681          $12.927          $10.824          $12.135               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.872          $10.794          $12.120          $10.600               $-
Accumulation unit value at end of period     $14.597          $12.872          $10.794          $12.120               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.799          $10.755          $12.099          $10.596               $-
Accumulation unit value at end of period     $14.485          $12.799          $10.755          $12.099               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.744          $10.725          $12.084          $10.593               $-
Accumulation unit value at end of period     $14.402          $12.744          $10.725          $12.084               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-172

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.690          $12.135               $-               $-               $-
Accumulation unit value at end of period     $14.319          $12.690               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.654          $10.675          $12.059          $10.588               $-
Accumulation unit value at end of period     $14.264          $12.654          $10.675          $12.059               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.618          $10.656          $12.048          $10.586               $-
Accumulation unit value at end of period     $14.209          $12.618          $10.656          $12.048               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.546          $10.616          $12.028          $10.582               $-
Accumulation unit value at end of period     $14.100          $12.546          $10.616          $12.028               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.475          $10.577          $12.008          $10.578               $-
Accumulation unit value at end of period     $13.992          $12.475          $10.577          $12.008               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1                -                -
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.511          $17.717          $18.064          $16.552               $-
Accumulation unit value at end of period     $26.125          $20.511          $17.717          $18.064               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  81               59               48               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.394          $17.642          $18.015          $16.531               $-
Accumulation unit value at end of period     $25.936          $20.394          $17.642          $18.015               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.239          $17.542          $17.949          $16.504               $-
Accumulation unit value at end of period     $25.688          $20.239          $17.542          $17.949               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.123          $17.468          $17.900          $16.484               $-
Accumulation unit value at end of period     $25.502          $20.123          $17.468          $17.900               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                0                0                -


                                    APP I-173

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.008          $19.666               $-               $-               $-
Accumulation unit value at end of period     $25.319          $20.008               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.932          $17.345          $17.819          $16.450               $-
Accumulation unit value at end of period     $25.197          $19.932          $17.345          $17.819               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.856          $17.296          $17.786          $16.436               $-
Accumulation unit value at end of period     $25.076          $19.856          $17.296          $17.786               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.704          $17.199          $17.722          $16.409               $-
Accumulation unit value at end of period     $24.835          $19.704          $17.199          $17.722               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.554          $17.102          $17.657          $16.382               $-
Accumulation unit value at end of period     $24.597          $19.554          $17.102          $17.657               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2                1                -
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.204           $8.444          $10.676               $-               $-
Accumulation unit value at end of period     $14.373          $10.204           $8.444               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               34                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.175           $8.433          $10.673               $-               $-
Accumulation unit value at end of period     $14.310          $10.175           $8.433               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.137           $8.418          $10.668               $-               $-
Accumulation unit value at end of period     $14.228          $10.137           $8.418               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -               31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.108           $8.407          $10.665               $-               $-
Accumulation unit value at end of period     $14.167          $10.108           $8.407               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-174

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.080          $10.096               $-               $-               $-
Accumulation unit value at end of period     $14.105          $10.080               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.061           $8.388          $10.659               $-               $-
Accumulation unit value at end of period     $14.065          $10.061           $8.388               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.042           $8.381          $10.657               $-               $-
Accumulation unit value at end of period     $14.024          $10.042           $8.381               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.004           $8.366          $10.652               $-               $-
Accumulation unit value at end of period     $13.943          $10.004           $8.366               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.966           $8.351          $10.648               $-               $-
Accumulation unit value at end of period     $13.863           $9.966           $8.351               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.334          $13.345          $12.546          $11.594               $-
Accumulation unit value at end of period     $14.171          $14.334          $13.345          $12.546               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.800          $12.867          $12.114          $11.212               $-
Accumulation unit value at end of period     $13.622          $13.800          $12.867          $12.114               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.672          $12.773          $12.050          $11.175               $-
Accumulation unit value at end of period     $13.468          $13.672          $12.773          $12.050               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.938          $13.041          $12.321          $11.444               $-
Accumulation unit value at end of period     $13.710          $13.938          $13.041          $12.321               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                0                0                -


                                    APP I-175

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.649          $14.561               $-               $-               $-
Accumulation unit value at end of period     $14.388          $14.649               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.744          $12.892          $12.211          $11.370               $-
Accumulation unit value at end of period     $13.485          $13.744          $12.892          $12.211               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.460          $13.577          $12.872          $11.998               $-
Accumulation unit value at end of period     $14.173          $14.460          $13.577          $12.872               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.515          $12.715          $12.079          $11.281               $-
Accumulation unit value at end of period     $13.221          $13.515          $12.715          $12.079               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                6                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.088          $13.281          $12.642          $11.830               $-
Accumulation unit value at end of period     $13.754          $14.088          $13.281          $12.642               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1                1                -
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.918           $7.645           $8.572           $7.728               $-
Accumulation unit value at end of period     $10.581           $8.918           $7.645           $8.572               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.856           $7.603           $8.538           $7.709               $-
Accumulation unit value at end of period     $10.491           $8.856           $7.603           $8.538               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.773           $7.547           $8.493           $7.683               $-
Accumulation unit value at end of period     $10.373           $8.773           $7.547           $8.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.712           $7.505           $8.459           $7.664               $-
Accumulation unit value at end of period     $10.285           $8.712           $7.505           $8.459               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               17               15                1                -


                                    APP I-176

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $8.651           $8.239               $-               $-               $-
Accumulation unit value at end of period     $10.198           $8.651               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.611           $7.437           $8.402           $7.632               $-
Accumulation unit value at end of period     $10.140           $8.611           $7.437           $8.402               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               63               26               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.571           $7.410           $8.380           $7.619               $-
Accumulation unit value at end of period     $10.083           $8.571           $7.410           $8.380               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.491           $7.355           $8.335           $7.594           $6.941
Accumulation unit value at end of period      $9.969           $8.491           $7.355           $8.335           $7.594
Number of accumulation units outstanding
 at end of period (in thousands)                  39               35               11               16                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.412           $7.301           $8.291           $7.569           $6.924
Accumulation unit value at end of period      $9.857           $8.412           $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  66               60               49               26               21
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.660          $22.458          $22.200          $18.483               $-
Accumulation unit value at end of period     $34.704          $25.660          $22.458          $22.200               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $25.513          $22.363          $22.140          $18.460               $-
Accumulation unit value at end of period     $34.454          $25.513          $22.363          $22.140               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $25.319          $22.238          $22.059          $18.429               $-
Accumulation unit value at end of period     $34.124          $25.319          $22.238          $22.059               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.174          $22.144          $21.999          $18.407               $-
Accumulation unit value at end of period     $33.878          $25.174          $22.144          $21.999               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-177

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $25.030          $25.620               $-               $-               $-
Accumulation unit value at end of period     $33.634          $25.030               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.935          $21.988          $21.899          $18.369               $-
Accumulation unit value at end of period     $33.472          $24.935          $21.988          $21.899               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.840          $21.926          $21.859          $18.354               $-
Accumulation unit value at end of period     $33.311          $24.840          $21.926          $21.859               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.651          $21.802          $21.780          $18.324               $-
Accumulation unit value at end of period     $32.991          $24.651          $21.802          $21.780               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.463          $21.680          $21.700          $18.293          $16.395
Accumulation unit value at end of period     $32.675          $24.463          $21.680          $21.700          $18.293
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                0
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.256          $10.112           $9.931           $9.021               $-
Accumulation unit value at end of period     $13.379          $11.256          $10.112           $9.931               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               60               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.677          $10.506          $10.333           $9.401               $-
Accumulation unit value at end of period     $13.859          $11.677          $10.506          $10.333               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.569          $10.429          $10.278           $9.369               $-
Accumulation unit value at end of period     $13.702          $11.569          $10.429          $10.278               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.945           $9.881           $9.753           $8.904           $8.305
Accumulation unit value at end of period     $12.944          $10.945           $9.881           $9.753           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               13               29                -


                                    APP I-178

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.649          $12.609               $-               $-               $-
Accumulation unit value at end of period     $14.937          $12.649               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.792           $9.768           $9.665           $8.846               $-
Accumulation unit value at end of period     $12.732          $10.792           $9.768           $9.665               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                6                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.485          $11.312          $11.204          $10.264               $-
Accumulation unit value at end of period     $14.714          $12.485          $11.312          $11.204               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.612           $9.634           $9.561           $8.777           $8.205
Accumulation unit value at end of period     $12.482          $10.612           $9.634           $9.561           $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16                8                7                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.165          $11.065          $11.004          $10.121           $9.470
Accumulation unit value at end of period     $14.279          $12.165          $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               28               21               19
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.125          $10.697          $10.036           $8.841               $-
Accumulation unit value at end of period     $14.571          $12.125          $10.697          $10.036               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.609          $10.258           $9.638           $8.503               $-
Accumulation unit value at end of period     $13.931          $11.609          $10.258           $9.638               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.327          $10.914          $10.275           $9.083               $-
Accumulation unit value at end of period     $14.762          $12.327          $10.914          $10.275               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               36               35               25                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.789          $10.453           $9.856           $8.726           $7.885
Accumulation unit value at end of period     $14.098          $11.789          $10.453           $9.856           $8.726
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20               23               21               13


                                    APP I-179

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.089          $15.882               $-               $-               $-
Accumulation unit value at end of period     $19.210          $16.089               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.625          $10.333           $9.768           $8.669               $-
Accumulation unit value at end of period     $13.866          $11.625          $10.333           $9.768               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               32               21               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.885          $14.134          $13.374          $11.882          $10.752
Accumulation unit value at end of period     $18.929          $15.885          $14.134          $13.374          $11.882
Number of accumulation units outstanding
 at end of period (in thousands)                   9               21               25               25               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.431          $10.191           $9.662           $8.602               $-
Accumulation unit value at end of period     $13.594          $11.431          $10.191           $9.662               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               13                7                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.485          $13.833          $13.141          $11.722          $10.625
Accumulation unit value at end of period     $18.378          $15.485          $13.833          $13.141          $11.722
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               31               19               16
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.507           $9.047           $9.066           $8.138               $-
Accumulation unit value at end of period     $14.237          $10.507           $9.047           $9.066               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 217              208              114              103                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.918           $9.416           $9.449           $8.495           $7.757
Accumulation unit value at end of period     $14.772          $10.918           $9.416           $9.449           $8.495
Number of accumulation units outstanding
 at end of period (in thousands)                 112               86               51               34                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.301           $8.901           $8.951           $8.063               $-
Accumulation unit value at end of period     $13.910          $10.301           $8.901           $8.951               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -               37                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.214           $8.840           $8.902           $8.031           $7.344
Accumulation unit value at end of period     $13.772          $10.214           $8.840           $8.902           $8.031
Number of accumulation units outstanding
 at end of period (in thousands)                  10               20               16               38                4


                                    APP I-180

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.128          $10.135               $-               $-               $-
Accumulation unit value at end of period     $13.635          $10.128               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               16                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.859           $8.554           $8.636           $7.810               $-
Accumulation unit value at end of period     $13.261           $9.859           $8.554           $8.636               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               26               14               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.014           $8.697           $8.789           $7.957               $-
Accumulation unit value at end of period     $13.455          $10.014           $8.697           $8.789               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               33               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.695           $8.437           $8.543           $7.749           $7.103
Accumulation unit value at end of period     $13.000           $9.695           $8.437           $8.543           $7.749
Number of accumulation units outstanding
 at end of period (in thousands)                  58               40               24               12                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.791           $8.537           $8.662           $7.873           $7.222
Accumulation unit value at end of period     $13.102           $9.791           $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  48               58               52               35               21
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $32.718          $28.273          $28.570          $22.823               $-
Accumulation unit value at end of period     $43.640          $32.718          $28.273          $28.570               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.516          $20.351          $20.596          $16.478               $-
Accumulation unit value at end of period     $31.319          $23.516          $20.351          $20.596               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.468          $12.546          $12.722          $10.199               $-
Accumulation unit value at end of period     $19.230          $14.468          $12.546          $12.722               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               33               32               34                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.179          $12.313          $12.505          $10.040               $-
Accumulation unit value at end of period     $18.817          $14.179          $12.313          $12.505               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1                1                -


                                    APP I-181

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.021          $13.740               $-               $-               $-
Accumulation unit value at end of period     $18.580          $14.021               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.983          $20.009          $20.372          $16.396               $-
Accumulation unit value at end of period     $30.426          $22.983          $20.009          $20.372               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.813          $12.038          $12.268           $9.884               $-
Accumulation unit value at end of period     $18.268          $13.813          $12.038          $12.268               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               28               29               36                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.721          $19.841          $20.261          $16.356               $-
Accumulation unit value at end of period     $29.989          $22.721          $19.841          $20.261               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.542          $11.849          $12.124           $9.807           $8.737
Accumulation unit value at end of period     $17.839          $13.542          $11.849          $12.124           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                6                4
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.031           $7.779           $7.979           $7.200               $-
Accumulation unit value at end of period     $11.623           $9.031           $7.779           $7.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.193           $8.793           $9.032           $8.163               $-
Accumulation unit value at end of period     $13.099          $10.193           $8.793           $9.032               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.098           $8.729           $8.984           $8.135               $-
Accumulation unit value at end of period     $12.951          $10.098           $8.729           $8.984               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               44               41               45                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.177           $7.945           $8.189           $7.427               $-
Accumulation unit value at end of period     $11.752           $9.177           $7.945           $8.189               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                3                2                -


                                    APP I-182

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.955          $10.773               $-               $-               $-
Accumulation unit value at end of period     $14.007          $10.955               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.194           $7.979           $8.245           $7.496               $-
Accumulation unit value at end of period     $11.744           $9.194           $7.979           $8.245               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20                5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.812           $9.392           $9.716           $8.842           $7.885
Accumulation unit value at end of period     $13.797          $10.812           $9.392           $9.716           $8.842
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               15               13                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.514           $7.411           $7.682           $7.005               $-
Accumulation unit value at end of period     $10.843           $8.514           $7.411           $7.682               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               22               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.532           $9.186           $9.540           $8.717           $7.786
Accumulation unit value at end of period     $13.386          $10.532           $9.186           $9.540           $8.717
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               33               27               24
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.703           $9.444           $9.735           $8.764               $-
Accumulation unit value at end of period     $13.407          $10.703           $9.444           $9.735               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 165              157              103               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.235           $9.928          $10.250           $9.241               $-
Accumulation unit value at end of period     $14.053          $11.235           $9.928          $10.250               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.131           $9.855          $10.195           $9.210               $-
Accumulation unit value at end of period     $13.894          $11.131           $9.855          $10.195               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23                5               23                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.407           $9.229           $9.561           $8.651           $8.112
Accumulation unit value at end of period     $12.972          $10.407           $9.229           $9.561           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                 155              256              217               53               10


                                    APP I-183

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.976          $10.808               $-               $-               $-
Accumulation unit value at end of period     $13.660          $10.976               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               35                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.262           $9.123           $9.475           $8.594               $-
Accumulation unit value at end of period     $12.759          $10.262           $9.123           $9.475               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101              103              111              128                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.874           $9.676          $10.060           $9.134           $8.578
Accumulation unit value at end of period     $13.506          $10.874           $9.676          $10.060           $9.134
Number of accumulation units outstanding
 at end of period (in thousands)                   2               10               30               23               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.091           $8.998           $9.373           $8.527               $-
Accumulation unit value at end of period     $12.509          $10.091           $8.998           $9.373               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 153               99               56               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.673           $9.535           $9.953           $9.073           $8.535
Accumulation unit value at end of period     $13.203          $10.673           $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 171              214              221              197              159
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.121          $14.920          $15.191          $13.636               $-
Accumulation unit value at end of period     $21.870          $17.121          $14.920          $15.191               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.514           $9.176           $9.357           $8.412               $-
Accumulation unit value at end of period     $13.411          $10.514           $9.176           $9.357               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.381           $8.204           $8.382           $7.550               $-
Accumulation unit value at end of period     $11.942           $9.381           $8.204           $8.382               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  50               35               34               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.214          $14.201          $14.532          $13.109               $-
Accumulation unit value at end of period     $20.609          $16.214          $14.201          $14.532               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  62               77               73               59                -


                                    APP I-184

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.952          $15.815               $-               $-               $-
Accumulation unit value at end of period     $20.245          $15.952               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               36                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.968           $7.874           $8.078           $7.305               $-
Accumulation unit value at end of period     $11.370           $8.968           $7.874           $8.078               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31               28                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.620          $13.728          $14.097          $12.761          $11.491
Accumulation unit value at end of period     $19.784          $15.620          $13.728          $14.097          $12.761
Number of accumulation units outstanding
 at end of period (in thousands)                  49              109              108              102              104
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.818           $7.766           $7.991           $7.248               $-
Accumulation unit value at end of period     $11.147           $8.818           $7.766           $7.991               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               19                9               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.944          $13.187          $13.596          $12.357          $11.145
Accumulation unit value at end of period     $18.853          $14.944          $13.187          $13.596          $12.357
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               45               43               37
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.968          $11.708          $12.082          $11.123               $-
Accumulation unit value at end of period     $17.879          $12.968          $11.708          $12.082               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.913          $11.676          $12.067          $11.120               $-
Accumulation unit value at end of period     $17.776          $12.913          $11.676          $12.067               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.839          $11.633          $12.046          $11.116               $-
Accumulation unit value at end of period     $17.640          $12.839          $11.633          $12.046               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.785          $11.601          $12.031          $11.112               $-
Accumulation unit value at end of period     $17.539          $12.785          $11.601          $12.031               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -


                                    APP I-185

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.730          $12.608               $-               $-               $-
Accumulation unit value at end of period     $17.438          $12.730               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.694          $11.547          $12.005          $11.107               $-
Accumulation unit value at end of period     $17.371          $12.694          $11.547          $12.005               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.658          $11.526          $11.995          $11.105               $-
Accumulation unit value at end of period     $17.304          $12.658          $11.526          $11.995               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3               11                4                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.586          $11.483          $11.975          $11.101               $-
Accumulation unit value at end of period     $17.172          $12.586          $11.483          $11.975               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.515          $11.441          $11.955          $11.097               $-
Accumulation unit value at end of period     $17.040          $12.515          $11.441          $11.955               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4                2                -
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.502          $11.711          $11.531          $10.913               $-
Accumulation unit value at end of period     $17.747          $13.502          $11.711          $11.531               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.444          $11.678          $11.516          $10.910               $-
Accumulation unit value at end of period     $17.644          $13.444          $11.678          $11.516               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.368          $11.635          $11.497          $10.906               $-
Accumulation unit value at end of period     $17.509          $13.368          $11.635          $11.497               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.311          $11.603          $11.482          $10.903               $-
Accumulation unit value at end of period     $17.409          $13.311          $11.603          $11.482               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -                -                -


                                    APP I-186

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.254          $13.375               $-               $-               $-
Accumulation unit value at end of period     $17.309          $13.254               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.217          $11.550          $11.458          $10.898               $-
Accumulation unit value at end of period     $17.242          $13.217          $11.550          $11.458               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               15                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.179          $11.528          $11.448          $10.896               $-
Accumulation unit value at end of period     $17.176          $13.179          $11.528          $11.448               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.104          $11.486          $11.429          $10.892               $-
Accumulation unit value at end of period     $17.044          $13.104          $11.486          $11.429               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.030          $11.444          $11.410          $10.888               $-
Accumulation unit value at end of period     $16.914          $13.030          $11.444          $11.410               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                0                -                -
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.435          $12.571          $12.953          $11.223               $-
Accumulation unit value at end of period     $19.707          $14.435          $12.571          $12.953               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.374          $12.536          $12.937          $11.220               $-
Accumulation unit value at end of period     $19.593          $14.374          $12.536          $12.937               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.292          $12.490          $12.915          $11.216               $-
Accumulation unit value at end of period     $19.443          $14.292          $12.490          $12.915               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.231          $12.455          $12.899          $11.213               $-
Accumulation unit value at end of period     $19.331          $14.231          $12.455          $12.899               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-187

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.171          $14.396               $-               $-               $-
Accumulation unit value at end of period     $19.220          $14.171               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.130          $12.398          $12.871          $11.208               $-
Accumulation unit value at end of period     $19.147          $14.130          $12.398          $12.871               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.090          $12.375          $12.860          $11.206               $-
Accumulation unit value at end of period     $19.073          $14.090          $12.375          $12.860               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.010          $12.329          $12.839          $11.202               $-
Accumulation unit value at end of period     $18.927          $14.010          $12.329          $12.839               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.931          $12.284          $12.817          $11.198               $-
Accumulation unit value at end of period     $18.782          $13.931          $12.284          $12.817               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                1                0                -
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.190          $12.101          $12.373          $11.338               $-
Accumulation unit value at end of period     $18.808          $14.190          $12.101          $12.373               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.129          $12.068          $12.358          $11.335               $-
Accumulation unit value at end of period     $18.700          $14.129          $12.068          $12.358               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.049          $12.023          $12.337          $11.331               $-
Accumulation unit value at end of period     $18.557          $14.049          $12.023          $12.337               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.989          $11.990          $12.321          $11.328               $-
Accumulation unit value at end of period     $18.450          $13.989          $11.990          $12.321               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14                3                -                -


                                    APP I-188

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.930          $13.425               $-               $-               $-
Accumulation unit value at end of period     $18.344          $13.930               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.890          $11.935          $12.295          $11.323               $-
Accumulation unit value at end of period     $18.274          $13.890          $11.935          $12.295               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               22                9                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.851          $11.913          $12.285          $11.321               $-
Accumulation unit value at end of period     $18.204          $13.851          $11.913          $12.285               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               40               34               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.772          $11.869          $12.264          $11.317               $-
Accumulation unit value at end of period     $18.064          $13.772          $11.869          $12.264               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               19                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.694          $11.825          $12.243          $11.312               $-
Accumulation unit value at end of period     $17.926          $13.694          $11.825          $12.243               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35               27               13                -                -
NUVEEN SANTA BARBARA DIVIDEND GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.074               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.15%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.056               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.35%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.033               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.50%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.016               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-189

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.65%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $11.999               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.75%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $11.988               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.85%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $11.976               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --1.05%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $11.953               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $11.931               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.628           $9.182          $10.659               $-               $-
Accumulation unit value at end of period     $14.668          $10.628           $9.182               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.597           $9.170          $10.656               $-               $-
Accumulation unit value at end of period     $14.605          $10.597           $9.170               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.558           $9.154          $10.651               $-               $-
Accumulation unit value at end of period     $14.521          $10.558           $9.154               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.528           $9.142          $10.647               $-               $-
Accumulation unit value at end of period     $14.458          $10.528           $9.142               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -                -                -


                                    APP I-190

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.498          $10.375               $-               $-               $-
Accumulation unit value at end of period     $14.396          $10.498               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.478           $9.121          $10.642               $-               $-
Accumulation unit value at end of period     $14.354          $10.478           $9.121               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.458           $9.113          $10.639               $-               $-
Accumulation unit value at end of period     $14.313          $10.458           $9.113               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.419           $9.097          $10.635               $-               $-
Accumulation unit value at end of period     $14.231          $10.419           $9.097               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.380           $9.081          $10.630               $-               $-
Accumulation unit value at end of period     $14.149          $10.380           $9.081               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.712          $12.234          $12.488          $11.429               $-
Accumulation unit value at end of period     $18.089          $13.712          $12.234          $12.488               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.653          $12.200          $12.472          $11.425               $-
Accumulation unit value at end of period     $17.985          $13.653          $12.200          $12.472               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.576          $12.156          $12.451          $11.421               $-
Accumulation unit value at end of period     $17.847          $13.576          $12.156          $12.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.518          $12.122          $12.435          $11.418               $-
Accumulation unit value at end of period     $17.744          $13.518          $12.122          $12.435               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-191

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.460          $13.394               $-               $-               $-
Accumulation unit value at end of period     $17.642          $13.460               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.422          $12.066          $12.409          $11.413               $-
Accumulation unit value at end of period     $17.575          $13.422          $12.066          $12.409               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.384          $12.044          $12.399          $11.411               $-
Accumulation unit value at end of period     $17.507          $13.384          $12.044          $12.399               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.308          $11.999          $12.378          $11.407               $-
Accumulation unit value at end of period     $17.373          $13.308          $11.999          $12.378               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.232          $11.955          $12.357          $11.402               $-
Accumulation unit value at end of period     $17.240          $13.232          $11.955          $12.357               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                1                -                -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.493           $8.318          $10.326               $-               $-
Accumulation unit value at end of period     $10.330           $8.493           $8.318               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.469           $8.306          $10.323               $-               $-
Accumulation unit value at end of period     $10.286           $8.469           $8.306               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.437           $8.292          $10.318               $-               $-
Accumulation unit value at end of period     $10.226           $8.437           $8.292               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.414           $8.281          $10.315               $-               $-
Accumulation unit value at end of period     $10.182           $8.414           $8.281               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-192

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $8.390           $8.352               $-               $-               $-
Accumulation unit value at end of period     $10.138           $8.390               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.374           $8.262          $10.309               $-               $-
Accumulation unit value at end of period     $10.109           $8.374           $8.262               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.358           $8.255          $10.307               $-               $-
Accumulation unit value at end of period     $10.080           $8.358           $8.255               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.327           $8.240          $10.303               $-               $-
Accumulation unit value at end of period     $10.022           $8.327           $8.240               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.295           $8.226          $10.298               $-               $-
Accumulation unit value at end of period      $9.964           $8.295           $8.226               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                -                -
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $75.515          $62.487          $76.295          $60.083               $-
Accumulation unit value at end of period     $81.824          $75.515          $62.487          $76.295               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.199          $10.938          $13.375          $11.027               $-
Accumulation unit value at end of period     $14.280          $13.199          $10.938          $13.375               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $60.433          $50.182          $61.486          $48.590               $-
Accumulation unit value at end of period     $65.253          $60.433          $50.182          $61.486               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               22               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $59.562          $49.533          $60.782          $48.106               $-
Accumulation unit value at end of period     $64.216          $59.562          $49.533          $60.782               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                3                6                -


                                    APP I-193

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $38.241          $36.873               $-               $-               $-
 period
Accumulation unit value at end of period     $41.168          $38.241               $-               $-               $-
Number of accumulation units outstanding           -                0                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $12.975          $10.818          $13.307          $11.015               $-
 period
Accumulation unit value at end of period     $13.954          $12.975          $10.818          $13.307               $-
Number of accumulation units outstanding          48               43               36                0                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $57.578          $48.051          $59.170          $46.994               $-
 period
Accumulation unit value at end of period     $61.861          $57.578          $48.051          $59.170               $-
Number of accumulation units outstanding           8                9                8               14                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $12.865          $10.758          $13.274          $11.009               $-
 period
Accumulation unit value at end of period     $13.794          $12.865          $10.758          $13.274               $-
Number of accumulation units outstanding          19               13                7                3                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $55.391          $46.411          $57.380          $45.755               $-
 period
Accumulation unit value at end of period     $59.274          $55.391          $46.411          $57.380               $-
Number of accumulation units outstanding          11               12                8                2                -
 at end of period (in thousands)
OPPENHEIMER EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $11.364          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.958          $11.364               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $11.348          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.914          $11.348               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $11.326          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.856          $11.326               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $11.309          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.812          $11.309               $-               $-               $-
Number of accumulation units outstanding          10                -                -                -                -
 at end of period (in thousands)


                                    APP I-194

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $11.293          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.768          $11.293               $-               $-               $-
Number of accumulation units outstanding           1                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $11.282          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.739          $11.282               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $11.271          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.710          $11.271               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $11.249          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.653          $11.249               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.228          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.595          $11.228               $-               $-               $-
Number of accumulation units outstanding           1                -                -                -                -
 at end of period (in thousands)
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $91.212          $75.539          $82.731          $71.519               $-
 period
Accumulation unit value at end of period    $115.632          $91.212          $75.539          $82.731               $-
Number of accumulation units outstanding          12               12                6               15                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.992           $9.117          $10.000           $8.658               $-
 period
Accumulation unit value at end of period     $13.914          $10.992           $9.117          $10.000               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $10.890           $9.050           $9.947           $8.629           $7.774
 period
Accumulation unit value at end of period     $13.757          $10.890           $9.050           $9.947           $8.629
Number of accumulation units outstanding           -                -               76               65                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $19.032          $15.840          $17.436          $15.148               $-
 period
Accumulation unit value at end of period     $24.007          $19.032          $15.840          $17.436               $-
Number of accumulation units outstanding         102               87               91               80                -
 at end of period (in thousands)


                                    APP I-195

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.724          $17.581               $-               $-               $-
Accumulation unit value at end of period     $23.583          $18.724               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               32                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.808           $8.183           $9.030           $7.865               $-
Accumulation unit value at end of period     $12.341           $9.808           $8.183           $9.030               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                1               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.424          $15.388          $16.998          $14.819               $-
Accumulation unit value at end of period     $23.159          $18.424          $15.388          $16.998               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               60               65               68                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.644           $8.071           $8.933           $7.804               $-
Accumulation unit value at end of period     $12.098           $9.644           $8.071           $8.933               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.541          $14.710          $16.313          $14.279          $12.913
Accumulation unit value at end of period     $21.961          $17.541          $14.710          $16.313          $14.279
Number of accumulation units outstanding
 at end of period (in thousands)                  33               31               31               28               26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.227          $12.523          $12.414          $10.704               $-
Accumulation unit value at end of period     $14.163          $14.227          $12.523          $12.414               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.133          $11.577          $11.494           $9.925               $-
Accumulation unit value at end of period     $13.055          $13.133          $11.577          $11.494               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.011          $11.493          $11.433           $9.892               $-
Accumulation unit value at end of period     $12.908          $13.011          $11.493          $11.433               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.841          $12.243          $12.198          $10.570               $-
Accumulation unit value at end of period     $13.710          $13.841          $12.243          $12.198               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                0                0                -


                                    APP I-196

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.270          $14.899               $-               $-               $-
Accumulation unit value at end of period     $15.103          $15.270               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.652          $12.106          $12.092          $10.504               $-
Accumulation unit value at end of period     $13.488          $13.652          $12.106          $12.092               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.071          $13.379          $13.376          $11.631               $-
Accumulation unit value at end of period     $14.876          $15.071          $13.379          $13.376               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.428          $11.944          $11.965          $10.425           $9.645
Accumulation unit value at end of period     $13.228          $13.428          $11.944          $11.965          $10.425
Number of accumulation units outstanding
 at end of period (in thousands)                  23               12                8                4                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.681          $13.084          $13.134          $11.467          $10.617
Accumulation unit value at end of period     $14.433          $14.681          $13.084          $13.134          $11.467
Number of accumulation units outstanding
 at end of period (in thousands)                  13               18               11                9                6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.455          $14.809          $19.929          $12.899               $-
Accumulation unit value at end of period      $7.020          $13.455          $14.809          $19.929               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                6                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.139          $12.278          $16.547          $10.726               $-
Accumulation unit value at end of period      $5.803          $11.139          $12.278          $16.547               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.035          $12.188          $16.459          $10.690               $-
Accumulation unit value at end of period      $5.737          $11.035          $12.188          $16.459               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                5                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.084          $14.472          $19.573          $12.732          $10.123
Accumulation unit value at end of period      $6.792          $13.084          $14.472          $19.573          $12.732
Number of accumulation units outstanding
 at end of period (in thousands)                  26               15               11                6                4


                                    APP I-197

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.889          $23.354               $-               $-               $-
Accumulation unit value at end of period     $10.309          $19.889               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.902          $14.306          $19.397          $12.649               $-
Accumulation unit value at end of period      $6.681          $12.902          $14.306          $19.397               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               11               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.630          $21.789          $29.573          $19.304          $15.371
Accumulation unit value at end of period     $10.155          $19.630          $21.789          $29.573          $19.304
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               18               13                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.686          $14.110          $19.189          $12.550          $10.002
Accumulation unit value at end of period      $6.550          $12.686          $14.110          $19.189          $12.550
Number of accumulation units outstanding
 at end of period (in thousands)                  23               25               22               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.123          $21.311          $29.040          $19.032          $15.179
Accumulation unit value at end of period      $9.853          $19.123          $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               30               22               18
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.450          $13.006          $13.042          $12.130               $-
Accumulation unit value at end of period     $13.808          $14.450          $13.006          $13.042               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.629          $11.384          $11.432          $10.649               $-
Accumulation unit value at end of period     $12.049          $12.629          $11.384          $11.432               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.254          $12.875          $12.955          $12.091               $-
Accumulation unit value at end of period     $13.572          $14.254          $12.875          $12.955               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41               12               12                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.051          $12.710          $12.809          $11.973          $11.430
Accumulation unit value at end of period     $13.359          $14.051          $12.710          $12.809          $11.973
Number of accumulation units outstanding
 at end of period (in thousands)                  75               88               93               77               36


                                    APP I-198

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.946          $15.589               $-               $-               $-
Accumulation unit value at end of period     $15.139          $15.946               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               85                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.855          $12.565          $12.694          $11.895               $-
Accumulation unit value at end of period     $13.140          $13.855          $12.565          $12.694               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  44               59               54               44                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.739          $14.287          $14.448          $13.552               $-
Accumulation unit value at end of period     $14.911          $15.739          $14.287          $14.448               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               37               47               44                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.624          $12.392          $12.557          $11.802               $-
Accumulation unit value at end of period     $12.882          $13.624          $12.392          $12.557               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  81               55               55               47                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.331          $13.972          $14.186          $13.360          $12.794
Accumulation unit value at end of period     $14.467          $15.331          $13.972          $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                  83              113              120              104               89
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.891          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.796          $11.891               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.874          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.752          $11.874               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.851          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.694          $11.851               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.834          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.651          $11.834               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -


                                    APP I-199

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.817          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.608          $11.817               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.806          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.579          $11.806               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.794          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.551          $11.794               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.771          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.494          $11.771               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.749          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.437          $11.749               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.366           $8.524           $9.236           $8.053               $-
Accumulation unit value at end of period     $12.969          $10.366           $8.524           $9.236               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 221                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.736           $8.841           $9.594           $8.377               $-
Accumulation unit value at end of period     $13.411          $10.736           $8.841           $9.594               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.636           $8.776           $9.543           $8.350               $-
Accumulation unit value at end of period     $13.260          $10.636           $8.776           $9.543               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.045           $8.301           $9.040           $7.921               $-
Accumulation unit value at end of period     $12.505          $10.045           $8.301           $9.040               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                1                0                -


                                    APP I-200

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.786          $14.036               $-               $-               $-
Accumulation unit value at end of period     $18.379          $14.786               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.939           $8.234           $8.989           $7.897               $-
Accumulation unit value at end of period     $12.342           $9.939           $8.234           $8.989               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               17               14                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.594          $12.102          $13.225          $11.630          $10.513
Accumulation unit value at end of period     $18.104          $14.594          $12.102          $13.225          $11.630
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                8                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.773           $8.121           $8.892           $7.835               $-
Accumulation unit value at end of period     $12.100           $9.773           $8.121           $8.892               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.216          $11.836          $12.987          $11.466          $10.381
Accumulation unit value at end of period     $17.565          $14.216          $11.836          $12.987          $11.466
Number of accumulation units outstanding
 at end of period (in thousands)                  11               14               11                8                7
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.178           $8.777           $9.042           $7.739               $-
Accumulation unit value at end of period     $13.149          $10.178           $8.777           $9.042               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.261           $9.725          $10.034           $8.601               $-
Accumulation unit value at end of period     $14.527          $11.261           $9.725          $10.034               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.406           $9.005           $9.310           $7.996               $-
Accumulation unit value at end of period     $13.398          $10.406           $9.005           $9.310               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               15               14               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.896           $8.577           $8.880           $7.639               $-
Accumulation unit value at end of period     $12.722           $9.896           $8.577           $8.880               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               29               32               22                -


                                    APP I-201

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.348          $12.476               $-               $-               $-
Accumulation unit value at end of period     $15.850          $12.348               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.759           $8.479           $8.801           $7.589               $-
Accumulation unit value at end of period     $12.514           $9.759           $8.479           $8.801               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.187          $10.599          $11.013           $9.506           $8.642
Accumulation unit value at end of period     $15.612          $12.187          $10.599          $11.013           $9.506
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.596           $8.362           $8.706           $7.530               $-
Accumulation unit value at end of period     $12.268           $9.596           $8.362           $8.706               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $10.366          $10.814           $9.372               $-
Accumulation unit value at end of period     $15.148          $11.872          $10.366          $10.814               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               25               20                -
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.551           $9.036           $9.282           $7.537               $-
Accumulation unit value at end of period     $14.075          $10.551           $9.036           $9.282               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.531          $10.747          $11.056           $8.992               $-
Accumulation unit value at end of period     $16.691          $12.531          $10.747          $11.056               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.446           $8.977           $9.254           $7.541               $-
Accumulation unit value at end of period     $13.886          $10.446           $8.977           $9.254               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  58               52               46               30                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.259           $8.830           $9.116           $7.439           $6.757
Accumulation unit value at end of period     $13.617          $10.259           $8.830           $9.116           $7.439
Number of accumulation units outstanding
 at end of period (in thousands)                  23               24               19               10                4


                                    APP I-202

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.171          $11.866               $-               $-               $-
Accumulation unit value at end of period     $16.131          $12.171               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               37                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.116           $8.729           $9.034           $7.391               $-
Accumulation unit value at end of period     $13.394          $10.116           $8.729           $9.034               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               19               14                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.012          $10.375          $10.748           $8.802           $8.007
Accumulation unit value at end of period     $15.889          $12.012          $10.375          $10.748           $8.802
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                5               18               26
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.948           $8.609           $8.936           $7.333               $-
Accumulation unit value at end of period     $13.131           $9.948           $8.609           $8.936               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               36               36               27                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.701          $10.147          $10.554           $8.678           $7.906
Accumulation unit value at end of period     $15.415          $11.701          $10.147          $10.554           $8.678
Number of accumulation units outstanding
 at end of period (in thousands)                  19               26               28               30               28
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.490           $9.070           $8.389           $6.596               $-
Accumulation unit value at end of period     $10.787          $10.490           $9.070           $8.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24                6                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.776          $10.198           $9.446           $7.439               $-
Accumulation unit value at end of period     $12.092          $11.776          $10.198           $9.446               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.284           $8.924           $8.283           $6.536               $-
Accumulation unit value at end of period     $10.540          $10.284           $8.924           $8.283               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.758           $9.349           $8.691           $6.868               $-
Accumulation unit value at end of period     $11.009          $10.758           $9.349           $8.691               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               16               19                -


                                    APP I-203

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.112           $9.815               $-               $-               $-
Accumulation unit value at end of period     $10.332          $10.112               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               21                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.523           $9.168           $8.543           $6.768               $-
Accumulation unit value at end of period     $10.741          $10.523           $9.168           $8.543               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.998           $8.719           $8.133           $6.450           $5.019
Accumulation unit value at end of period     $10.195           $9.998           $8.719           $8.133           $6.450
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.347           $9.042           $8.451           $6.715               $-
Accumulation unit value at end of period     $10.530          $10.347           $9.042           $8.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.775           $8.559           $8.016           $6.382           $4.974
Accumulation unit value at end of period      $9.928           $9.775           $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13                9                9
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.501           $9.591          $10.372           $8.604               $-
Accumulation unit value at end of period     $14.467          $10.501           $9.591          $10.372               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.517          $19.683          $21.316          $17.710               $-
Accumulation unit value at end of period     $29.599          $21.517          $19.683          $21.316               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.365           $7.667           $8.320           $6.926               $-
Accumulation unit value at end of period     $11.484           $8.365           $7.667           $8.320               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               27               29               28                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.027           $7.368           $8.008           $6.676               $-
Accumulation unit value at end of period     $11.003           $8.027           $7.368           $8.008               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                9               12               14                -


                                    APP I-204

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.987          $10.479               $-               $-               $-
Accumulation unit value at end of period     $15.039          $10.987               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               26                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.159           $9.349          $10.185           $8.513           $7.720
Accumulation unit value at end of period     $13.891          $10.159           $9.349          $10.185           $8.513
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0               12               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844           $9.989          $10.894           $9.115           $8.269
Accumulation unit value at end of period     $14.813          $10.844           $9.989          $10.894           $9.115
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4               32               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.025           $9.253          $10.112           $8.477               $-
Accumulation unit value at end of period     $13.667          $10.025           $9.253          $10.112               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.564           $9.770          $10.698           $8.986           $8.166
Accumulation unit value at end of period     $14.373          $10.564           $9.770          $10.698           $8.986
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               11               16               12
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.102          $13.730          $14.115          $12.325               $-
Accumulation unit value at end of period     $18.970          $15.102          $13.730          $14.115               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               19               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.023          $13.679          $14.084          $12.316          $11.185
Accumulation unit value at end of period     $18.843          $15.023          $13.679          $14.084          $12.316
Number of accumulation units outstanding
 at end of period (in thousands)                  23               19               12                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.918          $13.611          $14.042          $12.304               $-
Accumulation unit value at end of period     $18.675          $14.918          $13.611          $14.042               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.840          $13.560          $14.010          $12.295          $11.182
Accumulation unit value at end of period     $18.549          $14.840          $13.560          $14.010          $12.295
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                1                1                0


                                    APP I-205

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.763          $14.644               $-               $-               $-
Accumulation unit value at end of period     $18.425          $14.763               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.712          $13.476          $13.958          $12.280               $-
Accumulation unit value at end of period     $18.342          $14.712          $13.476          $13.958               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               12                9                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.660          $13.443          $13.937          $12.274               $-
Accumulation unit value at end of period     $18.260          $14.660          $13.443          $13.937               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.558          $13.376          $13.896          $12.262               $-
Accumulation unit value at end of period     $18.097          $14.558          $13.376          $13.896               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                7                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.457          $13.309          $13.855          $12.250          $11.175
Accumulation unit value at end of period     $17.935          $14.457          $13.309          $13.855          $12.250
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                4                4                -
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.787          $14.506          $13.054          $12.007               $-
Accumulation unit value at end of period     $14.301          $15.787          $14.506          $13.054               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 146               57               50               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.722          $12.628          $11.381          $10.484           $9.943
Accumulation unit value at end of period     $12.412          $13.722          $12.628          $11.381          $10.484
Number of accumulation units outstanding
 at end of period (in thousands)                 149               86               48               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.067          $15.738          $14.212          $13.118               $-
Accumulation unit value at end of period     $15.407          $17.067          $15.738          $14.212               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  94               97               88               87                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.847          $15.559          $14.071          $13.008          $12.355
Accumulation unit value at end of period     $15.186          $16.847          $15.559          $14.071          $13.008
Number of accumulation units outstanding
 at end of period (in thousands)                 172              113               79               41               23


                                    APP I-206

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.631          $16.537               $-               $-               $-
Accumulation unit value at end of period     $14.968          $16.631               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               90                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.053          $13.936          $12.635          $11.709          $11.133
Accumulation unit value at end of period     $13.534          $15.053          $13.936          $12.635          $11.709
Number of accumulation units outstanding
 at end of period (in thousands)                  66               78               54               45               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.347          $15.149          $13.749          $12.754          $12.131
Accumulation unit value at end of period     $14.683          $16.347          $15.149          $13.749          $12.754
Number of accumulation units outstanding
 at end of period (in thousands)                  55               56               56               78               77
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.802          $13.745          $12.499          $11.618          $11.060
Accumulation unit value at end of period     $13.269          $14.802          $13.745          $12.499          $11.618
Number of accumulation units outstanding
 at end of period (in thousands)                  87               62               37               33                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.792          $14.694          $13.389          $12.470          $11.881
Accumulation unit value at end of period     $14.128          $15.792          $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 131              143              127               83               69
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.765          $14.339          $13.821          $12.750               $-
Accumulation unit value at end of period     $15.402          $15.765          $14.339          $13.821               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 347              361              233               55                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.014          $12.766          $12.323          $11.385          $10.869
Accumulation unit value at end of period     $13.671          $14.014          $12.766          $12.323          $11.385
Number of accumulation units outstanding
 at end of period (in thousands)                 126               77               43               28                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.648          $13.370          $12.932          $11.972          $11.438
Accumulation unit value at end of period     $14.261          $14.648          $13.370          $12.932          $11.972
Number of accumulation units outstanding
 at end of period (in thousands)                 291              144              205              123               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.329          $14.013          $13.574          $12.585          $12.031
Accumulation unit value at end of period     $14.901          $15.329          $14.013          $13.574          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                 364              522              505              357              141


                                    APP I-207

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.815          $15.687               $-               $-               $-
Accumulation unit value at end of period     $15.350          $15.815               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 116              124                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.116          $13.852          $13.452          $12.503          $11.966
Accumulation unit value at end of period     $14.657          $15.116          $13.852          $13.452          $12.503
Number of accumulation units outstanding
 at end of period (in thousands)                 207              276              172              124               53
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.609          $14.318          $13.918          $12.950          $12.398
Accumulation unit value at end of period     $15.120          $15.609          $14.318          $13.918          $12.950
Number of accumulation units outstanding
 at end of period (in thousands)                  70               67               72               70               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.864          $13.662          $13.307          $12.406          $11.887
Accumulation unit value at end of period     $14.370          $14.864          $13.662          $13.307          $12.406
Number of accumulation units outstanding
 at end of period (in thousands)                 243              191              161              110               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.205          $14.004          $13.667          $12.767          $12.243
Accumulation unit value at end of period     $14.671          $15.205          $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 311              380              316              224              192
PIMCO TOTAL RETURN III FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.594          $10.845               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.829          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.563          $10.829               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.808          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.521          $10.808               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.793          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.490          $10.793               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-208

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.777          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.459          $10.777               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.767          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.439          $10.767               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.756          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.418          $10.756               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               19                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.735          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.377          $10.735               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.715          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.337          $10.715               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PIONEER DISCIPLINED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.896          $10.689          $11.206          $10.587               $-
Accumulation unit value at end of period     $15.523          $11.896          $10.689          $11.206               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.845          $10.659          $11.192          $10.584               $-
Accumulation unit value at end of period     $15.434          $11.845          $10.659          $11.192               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.778          $10.620          $11.173          $10.580               $-
Accumulation unit value at end of period     $15.316          $11.778          $10.620          $11.173               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.728          $10.590          $11.159          $10.577               $-
Accumulation unit value at end of period     $15.227          $11.728          $10.590          $11.159               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-209

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.678          $11.725               $-               $-               $-
Accumulation unit value at end of period     $15.140          $11.678               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.645          $10.542          $11.135          $10.572               $-
Accumulation unit value at end of period     $15.082          $11.645          $10.542          $11.135               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.611          $10.522          $11.126          $10.570               $-
Accumulation unit value at end of period     $15.024          $11.611          $10.522          $11.126               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.545          $10.483          $11.107          $10.566               $-
Accumulation unit value at end of period     $14.909          $11.545          $10.483          $11.107               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.480          $10.445          $11.088          $10.563               $-
Accumulation unit value at end of period     $14.795          $11.480          $10.445          $11.088               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4                0                -
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.839           $7.939          $10.479           $9.022               $-
Accumulation unit value at end of period      $8.646           $8.839           $7.939          $10.479               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $7.419           $6.673           $8.822           $7.606               $-
Accumulation unit value at end of period      $7.246           $7.419           $6.673           $8.822               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.666           $7.811          $10.347           $8.938               $-
Accumulation unit value at end of period      $8.447           $8.666           $7.811          $10.347               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37                -               23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.593           $7.757          $10.290           $8.903           $7.865
Accumulation unit value at end of period      $8.363           $8.593           $7.757          $10.290           $8.903
Number of accumulation units outstanding
 at end of period (in thousands)                  29               50               48               42                3


                                    APP I-210

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $8.521           $8.062               $-               $-               $-
Accumulation unit value at end of period      $8.280           $8.521               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               14                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.180           $7.402           $9.845           $8.539               $-
Accumulation unit value at end of period      $7.941           $8.180           $7.402           $9.845               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16                5                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.425           $7.632          $10.160           $8.821               $-
Accumulation unit value at end of period      $8.171           $8.425           $7.632          $10.160               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               32               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.043           $7.301           $9.739           $8.472           $7.501
Accumulation unit value at end of period      $7.785           $8.043           $7.301           $9.739           $8.472
Number of accumulation units outstanding
 at end of period (in thousands)                  33               28               28               25                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.237           $7.491          $10.013           $8.728           $7.734
Accumulation unit value at end of period      $7.956           $8.237           $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  35               40               50               36               34
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.024          $19.148          $17.996               $-               $-
Accumulation unit value at end of period     $27.098          $21.024          $19.148               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.904          $19.067          $17.947               $-               $-
Accumulation unit value at end of period     $26.902          $20.904          $19.067               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.744          $18.960          $17.882               $-               $-
Accumulation unit value at end of period     $26.644          $20.744          $18.960               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.626          $18.880          $17.833               $-               $-
Accumulation unit value at end of period     $26.452          $20.626          $18.880               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-211

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.508          $20.429               $-               $-               $-
Accumulation unit value at end of period     $26.262          $20.508               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.430          $18.747          $17.752               $-               $-
Accumulation unit value at end of period     $26.135          $20.430          $18.747               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.352          $18.694          $17.720               $-               $-
Accumulation unit value at end of period     $26.010          $20.352          $18.694               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.197          $18.589          $17.655               $-               $-
Accumulation unit value at end of period     $25.760          $20.197          $18.589               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.043          $18.484          $17.591               $-               $-
Accumulation unit value at end of period     $25.513          $20.043          $18.484               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.525           $8.667           $9.083           $7.849               $-
Accumulation unit value at end of period     $12.674           $9.525           $8.667           $9.083               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.149           $9.248           $9.707           $8.401               $-
Accumulation unit value at end of period     $13.484          $10.149           $9.248           $9.707               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.055           $9.181           $9.655           $8.373               $-
Accumulation unit value at end of period     $13.332          $10.055           $9.181           $9.655               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.262           $8.469           $8.920           $7.747           $6.945
Accumulation unit value at end of period     $12.262           $9.262           $8.469           $8.920           $7.747
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6                3                2                0


                                    APP I-212

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.490          $11.542               $-               $-               $-
Accumulation unit value at end of period     $15.189          $11.490               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.133           $8.372           $8.840           $7.697           $6.907
Accumulation unit value at end of period     $12.061           $9.133           $8.372           $8.840           $7.697
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               10                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.340          $10.406          $10.999           $9.586               $-
Accumulation unit value at end of period     $14.961          $11.340          $10.406          $10.999               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                4                5                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.980           $8.257           $8.745           $7.637           $6.862
Accumulation unit value at end of period     $11.824           $8.980           $8.257           $8.745           $7.637
Number of accumulation units outstanding
 at end of period (in thousands)                   0               16                2                6                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.047          $10.177          $10.800           $9.451           $8.498
Accumulation unit value at end of period     $14.516          $11.047          $10.177          $10.800           $9.451
Number of accumulation units outstanding
 at end of period (in thousands)                  25               34               30                8                1
PIONEER FUNDAMENTAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.731               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.15%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.712               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.35%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.688               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.50%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.670               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-213

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.65%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.652               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.75%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.640               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --0.85%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.628               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --1.05%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.604               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE --1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-               $-               $-(a)
Accumulation unit value at end of period     $12.580               $-               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.365           $8.449           $8.993           $7.637               $-
Accumulation unit value at end of period     $12.449           $9.365           $8.449           $8.993               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.606           $9.584          $10.215           $8.688               $-
Accumulation unit value at end of period     $14.078          $10.606           $9.584          $10.215               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.507           $9.514          $10.161           $8.659               $-
Accumulation unit value at end of period     $13.920          $10.507           $9.514          $10.161               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.106           $8.257           $8.832           $7.538               $-
Accumulation unit value at end of period     $12.044           $9.106           $8.257           $8.832               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               32               37               21                -


                                    APP I-214

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.439          $11.257               $-               $-               $-
Accumulation unit value at end of period     $15.108          $11.439               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.979           $8.162           $8.752           $7.489               $-
Accumulation unit value at end of period     $11.847           $8.979           $8.162           $8.752               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14                2                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.289          $10.273          $11.026           $9.444           $8.644
Accumulation unit value at end of period     $14.881          $11.289          $10.273          $11.026           $9.444
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                9               15                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.829           $8.050           $8.658           $7.430           $6.807
Accumulation unit value at end of period     $11.614           $8.829           $8.050           $8.658           $7.430
Number of accumulation units outstanding
 at end of period (in thousands)                  13               19               31               24               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.997          $10.047          $10.827           $9.310           $8.536
Accumulation unit value at end of period     $14.437          $10.997          $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31               27               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.481          $21.238          $21.046          $16.325               $-
Accumulation unit value at end of period     $32.635          $23.481          $21.238          $21.046               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.346          $21.149          $20.988          $16.305               $-
Accumulation unit value at end of period     $32.400          $23.346          $21.149          $20.988               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.169          $21.030          $20.912          $16.278               $-
Accumulation unit value at end of period     $32.089          $23.169          $21.030          $20.912               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.036          $20.941          $20.855          $16.258               $-
Accumulation unit value at end of period     $31.858          $23.036          $20.941          $20.855               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -


                                    APP I-215

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.905          $22.649               $-               $-               $-
Accumulation unit value at end of period     $31.628          $22.905               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.817          $20.794          $20.760          $16.225               $-
Accumulation unit value at end of period     $31.476          $22.817          $20.794          $20.760               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.730          $20.735          $20.722          $16.212               $-
Accumulation unit value at end of period     $31.325          $22.730          $20.735          $20.722               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.557          $20.618          $20.647          $16.185          $14.939
Accumulation unit value at end of period     $31.025          $22.557          $20.618          $20.647          $16.185
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1                2                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.385          $20.502          $20.572          $16.158          $14.926
Accumulation unit value at end of period     $30.727          $22.385          $20.502          $20.572          $16.158
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                1                0                0
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.383          $13.826          $13.408          $12.008               $-
Accumulation unit value at end of period     $15.614          $15.383          $13.826          $13.408               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               89               34               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.407          $12.968          $12.595          $11.297               $-
Accumulation unit value at end of period     $14.601          $14.407          $12.968          $12.595               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.048          $13.573          $13.209          $11.871               $-
Accumulation unit value at end of period     $15.221          $15.048          $13.573          $13.209               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               28               50               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.115          $13.654          $13.307          $11.978          $11.076
Accumulation unit value at end of period     $15.266          $15.115          $13.654          $13.307          $11.978
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               22               31               15


                                    APP I-216

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.776          $15.524               $-               $-               $-
Accumulation unit value at end of period     $15.909          $15.776               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.749          $13.357          $13.050          $11.776               $-
Accumulation unit value at end of period     $14.859          $14.749          $13.357          $13.050               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13               10                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.570          $14.114          $13.804          $12.468               $-
Accumulation unit value at end of period     $15.670          $15.570          $14.114          $13.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               15               26               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.503          $13.174          $12.910          $11.684               $-
Accumulation unit value at end of period     $14.568          $14.503          $13.174          $12.910               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15                4                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.167          $13.803          $13.554          $12.292          $11.401
Accumulation unit value at end of period     $15.203          $15.167          $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  31               36               32               22               23
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.893          $18.495          $19.237          $17.918               $-
Accumulation unit value at end of period     $26.914          $20.893          $18.495          $19.237               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.774          $18.417          $19.185          $17.896               $-
Accumulation unit value at end of period     $26.720          $20.774          $18.417          $19.185               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.615          $18.313          $19.115          $17.866               $-
Accumulation unit value at end of period     $26.464          $20.615          $18.313          $19.115               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.498          $18.236          $19.063          $17.844          $15.344
Accumulation unit value at end of period     $26.273          $20.498          $18.236          $19.063          $17.844
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                1                0


                                    APP I-217

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.380          $20.437               $-               $-               $-
Accumulation unit value at end of period     $26.084          $20.380               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.303          $18.107          $18.976          $17.807               $-
Accumulation unit value at end of period     $25.958          $20.303          $18.107          $18.976               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.225          $18.056          $18.942          $17.793               $-
Accumulation unit value at end of period     $25.833          $20.225          $18.056          $18.942               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.071          $17.955          $18.873          $17.764               $-
Accumulation unit value at end of period     $25.585          $20.071          $17.955          $18.873               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.918          $17.854          $18.804          $17.734               $-
Accumulation unit value at end of period     $25.340          $19.918          $17.854          $18.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7                3                -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.013          $19.858          $19.448          $16.209               $-
Accumulation unit value at end of period     $29.381          $23.013          $19.858          $19.448               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.881          $19.774          $19.395          $16.189               $-
Accumulation unit value at end of period     $29.170          $22.881          $19.774          $19.395               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               26               26                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.707          $19.663          $19.325          $16.163               $-
Accumulation unit value at end of period     $28.890          $22.707          $19.663          $19.325               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.577          $19.580          $19.272          $16.143          $14.379
Accumulation unit value at end of period     $28.682          $22.577          $19.580          $19.272          $16.143
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36                8                6                2


                                    APP I-218

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.448          $22.474               $-               $-               $-
Accumulation unit value at end of period     $28.475          $22.448               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.363          $19.442          $19.184          $16.110               $-
Accumulation unit value at end of period     $28.338          $22.363          $19.442          $19.184               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                9                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.277          $19.387          $19.149          $16.096               $-
Accumulation unit value at end of period     $28.202          $22.277          $19.387          $19.149               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.108          $19.278          $19.080          $16.070          $14.346
Accumulation unit value at end of period     $27.931          $22.108          $19.278          $19.080          $16.070
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.939          $19.170          $19.010          $16.043          $14.334
Accumulation unit value at end of period     $27.663          $21.939          $19.170          $19.010          $16.043
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                1                1
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.299          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.206           $9.299               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.285          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.176           $9.285               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.267          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.136           $9.267               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.254          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.106           $9.254               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-219

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.241          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.077           $9.241               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.232          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.057           $9.232               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.223          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.037           $9.223               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.205          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.998           $9.205               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.187          $10.000               $-               $-               $-
Accumulation unit value at end of period      $9.958           $9.187               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.207           $9.417           $9.246           $8.210               $-
Accumulation unit value at end of period     $14.752          $11.207           $9.417           $9.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.413          $10.445          $10.272           $9.134               $-
Accumulation unit value at end of period     $16.314          $12.413          $10.445          $10.272               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.298          $10.369          $10.217           $9.103               $-
Accumulation unit value at end of period     $16.130          $12.298          $10.369          $10.217               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.897           $9.202           $9.081           $8.103               $-
Accumulation unit value at end of period     $14.272          $10.897           $9.202           $9.081               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20                1                4                -


                                    APP I-220

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.682          $13.290               $-               $-               $-
Accumulation unit value at end of period     $17.892          $13.682               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.746           $9.097           $8.999           $8.050               $-
Accumulation unit value at end of period     $14.038          $10.746           $9.097           $8.999               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.503          $11.443          $11.332          $10.147               $-
Accumulation unit value at end of period     $17.623          $13.503          $11.443          $11.332               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.566           $8.972           $8.902           $7.988               $-
Accumulation unit value at end of period     $13.763          $10.566           $8.972           $8.902               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.153          $11.191          $11.126          $10.003           $9.220
Accumulation unit value at end of period     $17.098          $13.153          $11.191          $11.126          $10.003
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7                5                2                1
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.078          $13.099          $12.699          $11.204               $-
Accumulation unit value at end of period     $16.104          $15.078          $13.099          $12.699               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.859          $12.928          $12.552          $11.091               $-
Accumulation unit value at end of period     $15.846          $14.859          $12.928          $12.552               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.721          $12.833          $12.485          $11.054               $-
Accumulation unit value at end of period     $15.668          $14.721          $12.833          $12.485               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.668          $12.807          $12.478          $11.064           $9.945
Accumulation unit value at end of period     $15.588          $14.668          $12.807          $12.478          $11.064
Number of accumulation units outstanding
 at end of period (in thousands)                  29               16                4                2                0


                                    APP I-221

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.230          $15.817               $-               $-               $-
Accumulation unit value at end of period     $17.222          $16.230               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.468          $12.663          $12.369          $10.995               $-
Accumulation unit value at end of period     $15.337          $14.468          $12.663          $12.369               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2               11                9                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.018          $14.035          $13.722          $12.210          $10.991
Accumulation unit value at end of period     $16.964          $16.018          $14.035          $13.722          $12.210
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.230          $12.493          $12.239          $10.912               $-
Accumulation unit value at end of period     $15.040          $14.230          $12.493          $12.239               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                5                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.603          $13.726          $13.474          $12.037               $-
Accumulation unit value at end of period     $16.458          $15.603          $13.726          $13.474               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10                6                2                -
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.829           $7.226           $9.176           $7.731               $-
Accumulation unit value at end of period     $10.929           $8.829           $7.226           $9.176               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.449           $7.744           $9.849           $8.310           $7.583
Accumulation unit value at end of period     $11.677           $9.449           $7.744           $9.849           $8.310
Number of accumulation units outstanding
 at end of period (in thousands)                  43               33               21               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.658           $7.110           $9.061           $7.660               $-
Accumulation unit value at end of period     $10.679           $8.658           $7.110           $9.061               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.585           $7.061           $9.012           $7.630               $-
Accumulation unit value at end of period     $10.573           $8.585           $7.061           $9.012               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                1                -                2                -


                                    APP I-222

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $8.513           $8.163               $-               $-               $-
Accumulation unit value at end of period     $10.469           $8.513               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.465           $6.980           $8.931           $7.581               $-
Accumulation unit value at end of period     $10.400           $8.465           $6.980           $8.931               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               14               13               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.418           $6.948           $8.899           $7.561               $-
Accumulation unit value at end of period     $10.331           $8.418           $6.948           $8.899               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3               (0)              (0)              (0)               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.324           $6.884           $8.835           $7.521               $-
Accumulation unit value at end of period     $10.196           $8.324           $6.884           $8.835               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.231           $6.821           $8.771           $7.482               $-
Accumulation unit value at end of period     $10.062           $8.231           $6.821           $8.771               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4                2                -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.979           $9.452          $10.367               $-               $-
Accumulation unit value at end of period     $14.696          $10.979           $9.452               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.948           $9.440          $10.364               $-               $-
Accumulation unit value at end of period     $14.632          $10.948           $9.440               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.907           $9.423          $10.360               $-               $-
Accumulation unit value at end of period     $14.548          $10.907           $9.423               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.876           $9.410          $10.356               $-               $-
Accumulation unit value at end of period     $14.485          $10.876           $9.410               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-223

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.845          $10.594               $-               $-               $-
Accumulation unit value at end of period     $14.422          $10.845               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.825           $9.390          $10.351               $-               $-
Accumulation unit value at end of period     $14.381          $10.825           $9.390               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.804           $9.381          $10.349               $-               $-
Accumulation unit value at end of period     $14.339          $10.804           $9.381               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.763           $9.365          $10.344               $-               $-
Accumulation unit value at end of period     $14.257          $10.763           $9.365               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.723           $9.348          $10.340               $-               $-
Accumulation unit value at end of period     $14.175          $10.723           $9.348               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.603          $21.916          $23.704          $18.632               $-
Accumulation unit value at end of period     $34.819          $26.603          $21.916          $23.704               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $26.450          $21.823          $23.639          $18.609               $-
Accumulation unit value at end of period     $34.568          $26.450          $21.823          $23.639               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $26.249          $21.700          $23.553          $18.579               $-
Accumulation unit value at end of period     $34.236          $26.249          $21.700          $23.553               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $26.099          $21.609          $23.489          $18.556          $16.174
Accumulation unit value at end of period     $33.990          $26.099          $21.609          $23.489          $18.556
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                1                1                0


                                    APP I-224

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $25.950          $24.539               $-               $-               $-
Accumulation unit value at end of period     $33.745          $25.950               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.851          $21.457          $23.382          $18.518               $-
Accumulation unit value at end of period     $33.582          $25.851          $21.457          $23.382               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.752          $21.396          $23.340          $18.502               $-
Accumulation unit value at end of period     $33.421          $25.752          $21.396          $23.340               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               14                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.556          $21.276          $23.255          $18.472          $16.137
Accumulation unit value at end of period     $33.100          $25.556          $21.276          $23.255          $18.472
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                1                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.362          $21.156          $23.170          $18.442          $16.124
Accumulation unit value at end of period     $32.783          $25.362          $21.156          $23.170          $18.442
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5                2                0
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.101          $21.551          $22.445          $17.483               $-
Accumulation unit value at end of period     $33.796          $25.101          $21.551          $22.445               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $24.958          $21.460          $22.384          $17.462               $-
Accumulation unit value at end of period     $33.553          $24.958          $21.460          $22.384               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $24.768          $21.339          $22.303          $17.433               $-
Accumulation unit value at end of period     $33.231          $24.768          $21.339          $22.303               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.626          $21.249          $22.242          $17.412               $-
Accumulation unit value at end of period     $32.991          $24.626          $21.249          $22.242               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                3                1                -


                                    APP I-225

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $24.485          $23.195               $-               $-               $-
Accumulation unit value at end of period     $32.754          $24.485               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.392          $21.100          $22.141          $17.376               $-
Accumulation unit value at end of period     $32.596          $24.392          $21.100          $22.141               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               37               31                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.299          $21.040          $22.101          $17.362               $-
Accumulation unit value at end of period     $32.439          $24.299          $21.040          $22.101               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.114          $20.922          $22.020          $17.333               $-
Accumulation unit value at end of period     $32.128          $24.114          $20.922          $22.020               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.930          $20.804          $21.940          $17.305          $15.495
Accumulation unit value at end of period     $31.820          $23.930          $20.804          $21.940          $17.305
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5                2                0
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.983          $11.447          $10.454          $10.191               $-
Accumulation unit value at end of period     $11.584          $11.983          $11.447          $10.454               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.932          $11.415          $10.441          $10.188               $-
Accumulation unit value at end of period     $11.517          $11.932          $11.415          $10.441               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  50               55               52                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.864          $11.373          $10.423          $10.184               $-
Accumulation unit value at end of period     $11.429          $11.864          $11.373          $10.423               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.813          $11.342          $10.410          $10.181               $-
Accumulation unit value at end of period     $11.363          $11.813          $11.342          $10.410               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-226

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.763          $11.751               $-               $-               $-
Accumulation unit value at end of period     $11.298          $11.763               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.730          $11.290          $10.388          $10.177               $-
Accumulation unit value at end of period     $11.255          $11.730          $11.290          $10.388               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.696          $11.269          $10.379          $10.175               $-
Accumulation unit value at end of period     $11.211          $11.696          $11.269          $10.379               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.630          $11.227          $10.361          $10.171               $-
Accumulation unit value at end of period     $11.126          $11.630          $11.227          $10.361               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.564          $11.186          $10.344          $10.167               $-
Accumulation unit value at end of period     $11.040          $11.564          $11.186          $10.344               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.413          $20.523          $20.936          $17.010               $-
Accumulation unit value at end of period     $30.952          $23.413          $20.523          $20.936               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.280          $20.437          $20.879          $16.989               $-
Accumulation unit value at end of period     $30.729          $23.280          $20.437          $20.879               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.102          $20.322          $20.803          $16.961               $-
Accumulation unit value at end of period     $30.434          $23.102          $20.322          $20.803               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.970          $20.236          $20.747          $16.940               $-
Accumulation unit value at end of period     $30.215          $22.970          $20.236          $20.747               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                3                -


                                    APP I-227

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.839          $22.114               $-               $-               $-
Accumulation unit value at end of period     $29.997          $22.839               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.752          $20.093          $20.652          $16.905               $-
Accumulation unit value at end of period     $29.853          $22.752          $20.093          $20.652               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.665          $20.037          $20.615          $16.892               $-
Accumulation unit value at end of period     $29.710          $22.665          $20.037          $20.615               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.492          $19.924          $20.540          $16.864          $15.347
Accumulation unit value at end of period     $29.424          $22.492          $19.924          $20.540          $16.864
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.321          $19.812          $20.465          $16.836          $15.334
Accumulation unit value at end of period     $29.142          $22.321          $19.812          $20.465          $16.836
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                2                1                0
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.319          $20.384          $22.046          $17.662               $-
Accumulation unit value at end of period     $28.467          $22.319          $20.384          $22.046               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                8               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.191          $20.298          $21.986          $17.640               $-
Accumulation unit value at end of period     $28.262          $22.191          $20.298          $21.986               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.022          $20.184          $21.906          $17.611               $-
Accumulation unit value at end of period     $27.991          $22.022          $20.184          $21.906               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                7                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.896          $20.098          $21.846          $17.589               $-
Accumulation unit value at end of period     $27.789          $21.896          $20.098          $21.846               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0                -                -


                                    APP I-228

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $21.771          $21.162               $-               $-               $-
Accumulation unit value at end of period     $27.589          $21.771               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.688          $19.957          $21.747          $17.553               $-
Accumulation unit value at end of period     $27.456          $21.688          $19.957          $21.747               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.605          $19.901          $21.708          $17.539               $-
Accumulation unit value at end of period     $27.324          $21.605          $19.901          $21.708               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.441          $19.789          $21.629          $17.510          $15.777
Accumulation unit value at end of period     $27.061          $21.441          $19.789          $21.629          $17.510
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.277          $19.677          $21.550          $17.481               $-
Accumulation unit value at end of period     $26.802          $21.277          $19.677          $21.550               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3                1                -
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.654          $16.609          $17.078          $15.062               $-
Accumulation unit value at end of period     $20.927          $18.654          $16.609          $17.078               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.548          $16.539          $17.031          $15.043               $-
Accumulation unit value at end of period     $20.776          $18.548          $16.539          $17.031               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.406          $16.446          $16.969          $15.019               $-
Accumulation unit value at end of period     $20.577          $18.406          $16.446          $16.969               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.301          $16.376          $16.923          $15.000               $-
Accumulation unit value at end of period     $20.429          $18.301          $16.376          $16.923               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                1                -


                                    APP I-229

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.196          $17.918               $-               $-               $-
Accumulation unit value at end of period     $20.281          $18.196               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.127          $16.261          $16.846          $14.969               $-
Accumulation unit value at end of period     $20.184          $18.127          $16.261          $16.846               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.058          $16.215          $16.815          $14.957          $13.621
Accumulation unit value at end of period     $20.087          $18.058          $16.215          $16.815          $14.957
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.920          $16.124          $16.754          $14.932               $-
Accumulation unit value at end of period     $19.894          $17.920          $16.124          $16.754               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.784          $16.033          $16.693          $14.908          $13.598
Accumulation unit value at end of period     $19.703          $17.784          $16.033          $16.693          $14.908
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                7                2                -
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.686          $14.466          $14.192          $12.885               $-
Accumulation unit value at end of period     $16.135          $15.686          $14.466          $14.192               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.596          $14.405          $14.153          $12.869               $-
Accumulation unit value at end of period     $16.019          $15.596          $14.405          $14.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.478          $14.324          $14.102          $12.848               $-
Accumulation unit value at end of period     $15.865          $15.478          $14.324          $14.102               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.389          $14.263          $14.063          $12.832               $-
Accumulation unit value at end of period     $15.751          $15.389          $14.263          $14.063               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                2                -


                                    APP I-230

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $15.301          $15.193               $-               $-               $-
Accumulation unit value at end of period     $15.637          $15.301               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.243          $14.163          $13.999          $12.806               $-
Accumulation unit value at end of period     $15.562          $15.243          $14.163          $13.999               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.185          $14.123          $13.974          $12.795          $11.925
Accumulation unit value at end of period     $15.487          $15.185          $14.123          $13.974          $12.795
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.069          $14.043          $13.923          $12.774               $-
Accumulation unit value at end of period     $15.338          $15.069          $14.043          $13.923               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.954          $13.964          $13.872          $12.753          $11.905
Accumulation unit value at end of period     $15.191          $14.954          $13.964          $13.872          $12.753
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.011          $18.288          $19.662          $17.262               $-
Accumulation unit value at end of period     $25.160          $21.011          $18.288          $19.662               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.890          $18.211          $19.609          $17.241               $-
Accumulation unit value at end of period     $24.979          $20.890          $18.211          $19.609               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.731          $18.108          $19.537          $17.213               $-
Accumulation unit value at end of period     $24.739          $20.731          $18.108          $19.537               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.613          $18.032          $19.484          $17.191               $-
Accumulation unit value at end of period     $24.561          $20.613          $18.032          $19.484               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-231

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.495          $20.048               $-               $-               $-
Accumulation unit value at end of period     $24.384          $20.495               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.417          $17.905          $19.395          $17.156               $-
Accumulation unit value at end of period     $24.266          $20.417          $17.905          $19.395               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.339          $17.854          $19.360          $17.142               $-
Accumulation unit value at end of period     $24.150          $20.339          $17.854          $19.360               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.184          $17.754          $19.290          $17.114               $-
Accumulation unit value at end of period     $23.918          $20.184          $17.754          $19.290               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.030          $17.654          $19.219          $17.086               $-
Accumulation unit value at end of period     $23.688          $20.030          $17.654          $19.219               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.825          $17.459          $18.443          $16.163               $-
Accumulation unit value at end of period     $23.057          $19.825          $17.459          $18.443               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.711          $17.386          $18.392          $16.143               $-
Accumulation unit value at end of period     $22.891          $19.711          $17.386          $18.392               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.561          $17.288          $18.325          $16.117               $-
Accumulation unit value at end of period     $22.671          $19.561          $17.288          $18.325               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.449          $17.215          $18.275          $16.097               $-
Accumulation unit value at end of period     $22.508          $19.449          $17.215          $18.275               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-232

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.338          $18.972               $-               $-               $-
Accumulation unit value at end of period     $22.345          $19.338               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.264          $17.094          $18.192          $16.064               $-
Accumulation unit value at end of period     $22.238          $19.264          $17.094          $18.192               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.191          $17.045          $18.159          $16.050          $14.490
Accumulation unit value at end of period     $22.131          $19.191          $17.045          $18.159          $16.050
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.045          $16.949          $18.093          $16.024               $-
Accumulation unit value at end of period     $21.919          $19.045          $16.949          $18.093               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.900          $16.854          $18.027          $15.998          $14.467
Accumulation unit value at end of period     $21.708          $18.900          $16.854          $18.027          $15.998
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                3                0
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.364          $15.716          $15.723          $14.009               $-
Accumulation unit value at end of period     $18.488          $17.364          $15.716          $15.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.265          $15.650          $15.680          $13.991               $-
Accumulation unit value at end of period     $18.355          $17.265          $15.650          $15.680               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.133          $15.562          $15.623          $13.968               $-
Accumulation unit value at end of period     $18.178          $17.133          $15.562          $15.623               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.035          $15.496          $15.580          $13.951               $-
Accumulation unit value at end of period     $18.047          $17.035          $15.496          $15.580               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-233

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.938          $16.749               $-               $-               $-
Accumulation unit value at end of period     $17.917          $16.938               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.873          $15.387          $15.509          $13.922               $-
Accumulation unit value at end of period     $17.831          $16.873          $15.387          $15.509               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.809          $15.344          $15.481          $13.911          $12.784
Accumulation unit value at end of period     $17.745          $16.809          $15.344          $15.481          $13.911
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.681          $15.257          $15.424          $13.888               $-
Accumulation unit value at end of period     $17.575          $16.681          $15.257          $15.424               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.554          $15.171          $15.368          $13.865          $12.763
Accumulation unit value at end of period     $17.406          $16.554          $15.171          $15.368          $13.865
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                3                3                0
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.136           $8.691           $8.801           $7.681               $-
Accumulation unit value at end of period     $13.082          $10.136           $8.691           $8.801               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.984           $9.433           $9.566           $8.361               $-
Accumulation unit value at end of period     $14.156          $10.984           $9.433           $9.566               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.938           $8.551           $8.689           $7.610               $-
Accumulation unit value at end of period     $12.781           $9.938           $8.551           $8.689               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.854           $8.492           $8.642           $7.580           $6.797
Accumulation unit value at end of period     $12.655           $9.854           $8.492           $8.642           $7.580
Number of accumulation units outstanding
 at end of period (in thousands)                  24               20               15               10                7


                                    APP I-234

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.771           $9.642               $-               $-               $-
Accumulation unit value at end of period     $12.529           $9.771               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.522           $8.227           $8.393           $7.380               $-
Accumulation unit value at end of period     $12.198           $9.522           $8.227           $8.393               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  46               47               34               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.661           $8.355           $8.532           $7.510               $-
Accumulation unit value at end of period     $12.364           $9.661           $8.355           $8.532               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.363           $8.114           $8.302           $7.322           $6.581
Accumulation unit value at end of period     $11.959           $9.363           $8.114           $8.302           $7.322
Number of accumulation units outstanding
 at end of period (in thousands)                  19               28               23               12                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.445           $8.201           $8.409           $7.431               $-
Accumulation unit value at end of period     $12.040           $9.445           $8.201           $8.409               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               31               33                -
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.476           $9.698           $9.841           $8.459               $-
Accumulation unit value at end of period     $15.895          $11.476           $9.698           $9.841               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.833          $10.014          $10.178           $8.761               $-
Accumulation unit value at end of period     $16.364          $11.833          $10.014          $10.178               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.252           $9.542           $9.717           $8.381               $-
Accumulation unit value at end of period     $15.530          $11.252           $9.542           $9.717               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.157           $9.475           $9.664           $8.348           $7.331
Accumulation unit value at end of period     $15.376          $11.157           $9.475           $9.664           $8.348
Number of accumulation units outstanding
 at end of period (in thousands)                  89               43               31               31                1


                                    APP I-235

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.063          $11.214               $-               $-               $-
Accumulation unit value at end of period     $15.223          $11.063               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               34                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.780           $9.178           $9.384           $8.126           $7.144
Accumulation unit value at end of period     $14.819          $10.780           $9.178           $9.384           $8.126
Number of accumulation units outstanding
 at end of period (in thousands)                  50               77               48               29                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.939           $9.323           $9.541           $8.271               $-
Accumulation unit value at end of period     $15.022          $10.939           $9.323           $9.541               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               21                7               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.600           $9.052           $9.283           $8.063           $7.097
Accumulation unit value at end of period     $14.528          $10.600           $9.052           $9.283           $8.063
Number of accumulation units outstanding
 at end of period (in thousands)                  57               40               21               20                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.695           $9.151           $9.403           $8.184           $7.210
Accumulation unit value at end of period     $14.628          $10.695           $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  88               95               84               33               19
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.669          $16.590          $19.006          $17.517               $-
Accumulation unit value at end of period     $25.013          $19.669          $16.590          $19.006               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               15               16               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.518           $8.040           $9.224           $8.514           $7.792
Accumulation unit value at end of period     $12.085           $9.518           $8.040           $9.224           $8.514
Number of accumulation units outstanding
 at end of period (in thousands)                  49               32               21               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.151          $10.285          $11.824          $10.936               $-
Accumulation unit value at end of period     $15.399          $12.151          $10.285          $11.824               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 839               16               16               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.995          $16.103          $18.540          $17.173               $-
Accumulation unit value at end of period     $24.036          $18.995          $16.103          $18.540               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  54              576              584              496                -


                                    APP I-236

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.688          $17.469               $-               $-               $-
Accumulation unit value at end of period     $23.612          $18.688               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               19                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.340           $7.937           $9.162           $8.507               $-
Accumulation unit value at end of period     $11.789           $9.340           $7.937           $9.162               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.666          $15.879          $18.347          $17.054          $15.651
Accumulation unit value at end of period     $23.537          $18.666          $15.879          $18.347          $17.054
Number of accumulation units outstanding
 at end of period (in thousands)                  43               64               57               50               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.184           $7.828           $9.063           $8.441               $-
Accumulation unit value at end of period     $11.557           $9.184           $7.828           $9.063               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               21                7                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.507          $14.953          $17.346          $16.188          $14.880
Accumulation unit value at end of period     $21.987          $17.507          $14.953          $17.346          $16.188
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               29               26               23
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.955          $14.641          $14.997          $13.309               $-
Accumulation unit value at end of period     $17.331          $16.955          $14.641          $14.997               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               29               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.157          $13.107          $13.446          $11.951               $-
Accumulation unit value at end of period     $15.470          $15.157          $13.107          $13.446               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.016          $13.012          $13.375          $11.911               $-
Accumulation unit value at end of period     $15.296          $15.016          $13.012          $13.375               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.494          $14.314          $14.736          $13.143          $12.549
Accumulation unit value at end of period     $16.776          $16.494          $14.314          $14.736          $13.143
Number of accumulation units outstanding
 at end of period (in thousands)                  38               24               13               13                7


                                    APP I-237

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.308          $17.661               $-               $-               $-
Accumulation unit value at end of period     $18.593          $18.308               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               14                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.269          $14.154          $14.607          $13.061               $-
Accumulation unit value at end of period     $16.506          $16.269          $14.154          $14.607               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               31               29               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.069          $15.736          $16.256          $14.550               $-
Accumulation unit value at end of period     $18.314          $18.069          $15.736          $16.256               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               10               23                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.002          $13.964          $14.454          $12.963          $12.405
Accumulation unit value at end of period     $16.186          $16.002          $13.964          $14.454          $12.963
Number of accumulation units outstanding
 at end of period (in thousands)                  36               20               17               13                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.601          $15.389          $15.962          $14.344          $13.738
Accumulation unit value at end of period     $17.768          $17.601          $15.389          $15.962          $14.344
Number of accumulation units outstanding
 at end of period (in thousands)                  99              101               73               57               44
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.312          $15.795          $17.644          $16.772               $-
Accumulation unit value at end of period     $24.285          $19.312          $15.795          $17.644               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.201          $15.728          $17.595          $16.751               $-
Accumulation unit value at end of period     $24.110          $19.201          $15.728          $17.595               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.055          $15.639          $17.531          $16.724               $-
Accumulation unit value at end of period     $23.879          $19.055          $15.639          $17.531               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.946          $15.573          $17.484          $16.703               $-
Accumulation unit value at end of period     $23.707          $18.946          $15.573          $17.484               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-238

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.838          $17.840               $-               $-               $-
Accumulation unit value at end of period     $23.536          $18.838               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.766          $15.464          $17.404          $16.669               $-
Accumulation unit value at end of period     $23.423          $18.766          $15.464          $17.404               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.694          $15.420          $17.373          $16.655               $-
Accumulation unit value at end of period     $23.310          $18.694          $15.420          $17.373               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.552          $15.333          $17.309          $16.628               $-
Accumulation unit value at end of period     $23.086          $18.552          $15.333          $17.309               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.411          $15.247          $17.246          $16.601               $-
Accumulation unit value at end of period     $22.865          $18.411          $15.247          $17.246               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2                0                -
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.941          $10.658          $10.794           $9.597               $-
Accumulation unit value at end of period     $13.085          $11.941          $10.658          $10.794               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               43               50               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.196          $16.265          $16.497          $14.690               $-
Accumulation unit value at end of period     $19.909          $18.196          $16.265          $16.497               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.703          $10.482          $10.653           $9.505               $-
Accumulation unit value at end of period     $12.779          $11.703          $10.482          $10.653               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.602          $10.408          $10.593           $9.466               $-
Accumulation unit value at end of period     $12.650          $11.602          $10.408          $10.593               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               23               20                3                -


                                    APP I-239

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.503          $11.272               $-               $-               $-
Accumulation unit value at end of period     $12.523          $11.503               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.783          $15.992          $16.318          $14.618               $-
Accumulation unit value at end of period     $19.341          $17.783          $15.992          $16.318               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19               45               58                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.371          $10.236          $10.455           $9.375           $8.639
Accumulation unit value at end of period     $12.355          $11.371          $10.236          $10.455           $9.375
Number of accumulation units outstanding
 at end of period (in thousands)                   0               13               10                8                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.580          $15.857          $16.229          $14.582               $-
Accumulation unit value at end of period     $19.063          $17.580          $15.857          $16.229               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.112          $10.043          $10.299           $9.272           $8.558
Accumulation unit value at end of period     $12.025          $11.112          $10.043          $10.299           $9.272
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15               11                3                1
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.045          $10.680          $10.482               $-               $-
Accumulation unit value at end of period     $13.488          $12.045          $10.680               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.011          $10.666          $10.478               $-               $-
Accumulation unit value at end of period     $13.430          $12.011          $10.666               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.965          $10.647          $10.474               $-               $-
Accumulation unit value at end of period     $13.352          $11.965          $10.647               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.931          $10.633          $10.470               $-               $-
Accumulation unit value at end of period     $13.295          $11.931          $10.633               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -


                                    APP I-240

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.898          $11.796               $-               $-               $-
Accumulation unit value at end of period     $13.237          $11.898               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.875          $10.609          $10.465               $-               $-
Accumulation unit value at end of period     $13.199          $11.875          $10.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.853          $10.600          $10.463               $-               $-
Accumulation unit value at end of period     $13.161          $11.853          $10.600               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.808          $10.581          $10.458               $-               $-
Accumulation unit value at end of period     $13.085          $11.808          $10.581               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.764          $10.562          $10.454               $-               $-
Accumulation unit value at end of period     $13.010          $11.764          $10.562               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.276           $8.546          $10.083           $8.929               $-
Accumulation unit value at end of period     $14.565          $10.276           $8.546          $10.083               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               37               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.675          $17.220          $20.346          $18.045               $-
Accumulation unit value at end of period     $29.260          $20.675          $17.220          $20.346               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.071           $8.405           $9.951           $8.843           $7.997
Accumulation unit value at end of period     $14.225          $10.071           $8.405           $9.951           $8.843
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               82               62                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.985           $8.345           $9.895           $8.807               $-
Accumulation unit value at end of period     $14.081           $9.985           $8.345           $9.895               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12               12                0                -


                                    APP I-241

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.899           $9.349               $-               $-               $-
Accumulation unit value at end of period     $13.939           $9.899               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.206          $16.930          $20.125          $17.956          $16.266
Accumulation unit value at end of period     $28.425          $20.206          $16.930          $20.125          $17.956
Number of accumulation units outstanding
 at end of period (in thousands)                  12               12                8                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.785           $8.207           $9.766           $8.722               $-
Accumulation unit value at end of period     $13.752           $9.785           $8.207           $9.766               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.975          $16.788          $20.015          $17.912               $-
Accumulation unit value at end of period     $28.017          $19.975          $16.788          $20.015               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                2                5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.562           $8.052           $9.620           $8.626           $7.830
Accumulation unit value at end of period     $13.385           $9.562           $8.052           $9.620           $8.626
Number of accumulation units outstanding
 at end of period (in thousands)                  42               43               32               10                2
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.551          $10.560          $11.934          $11.009               $-
Accumulation unit value at end of period     $17.337          $12.551          $10.560          $11.934               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.498          $10.531          $11.919          $11.006               $-
Accumulation unit value at end of period     $17.238          $12.498          $10.531          $11.919               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.427          $10.492          $11.899          $11.002               $-
Accumulation unit value at end of period     $17.106          $12.427          $10.492          $11.899               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.374          $10.463          $11.883          $10.999               $-
Accumulation unit value at end of period     $17.007          $12.374          $10.463          $11.883               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -


                                    APP I-242

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.321          $11.901               $-               $-               $-
Accumulation unit value at end of period     $16.909          $12.321               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.286          $10.415          $11.858          $10.994               $-
Accumulation unit value at end of period     $16.844          $12.286          $10.415          $11.858               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  69               71               67               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.251          $10.395          $11.848          $10.992               $-
Accumulation unit value at end of period     $16.780          $12.251          $10.395          $11.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.182          $10.357          $11.828          $10.988               $-
Accumulation unit value at end of period     $16.651          $12.182          $10.357          $11.828               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               10                8               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.113          $10.319          $11.808          $10.984               $-
Accumulation unit value at end of period     $16.524          $12.113          $10.319          $11.808               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8                5                0                -
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.321          $10.851          $11.153          $10.540               $-
Accumulation unit value at end of period     $15.059          $12.321          $10.851          $11.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.268          $10.821          $11.139          $10.537               $-
Accumulation unit value at end of period     $14.973          $12.268          $10.821          $11.139               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.198          $10.781          $11.120          $10.533               $-
Accumulation unit value at end of period     $14.858          $12.198          $10.781          $11.120               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.146          $10.751          $11.106          $10.531               $-
Accumulation unit value at end of period     $14.772          $12.146          $10.751          $11.106               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                2                0                -


                                    APP I-243

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.095          $11.847               $-               $-               $-
Accumulation unit value at end of period     $14.687          $12.095               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.060          $10.702          $11.082          $10.526               $-
Accumulation unit value at end of period     $14.631          $12.060          $10.702          $11.082               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               22               20                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.026          $10.682          $11.073          $10.524               $-
Accumulation unit value at end of period     $14.575          $12.026          $10.682          $11.073               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.958          $10.643          $11.054          $10.520               $-
Accumulation unit value at end of period     $14.463          $11.958          $10.643          $11.054               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.890          $10.603          $11.036          $10.516               $-
Accumulation unit value at end of period     $14.352          $11.890          $10.603          $11.036               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10                7                -
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.464          $11.391          $11.196          $10.133               $-
Accumulation unit value at end of period     $12.598          $12.464          $11.391          $11.196               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.773          $15.352          $15.112          $13.698               $-
Accumulation unit value at end of period     $16.928          $16.773          $15.352          $15.112               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.215          $11.203          $11.050          $10.036               $-
Accumulation unit value at end of period     $12.303          $12.215          $11.203          $11.050               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.110          $11.123          $10.988           $9.995               $-
Accumulation unit value at end of period     $12.179          $12.110          $11.123          $10.988               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               12                8                -


                                    APP I-244

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.006          $11.863               $-               $-               $-
Accumulation unit value at end of period     $12.056          $12.006               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.393          $15.094          $14.948          $13.631               $-
Accumulation unit value at end of period     $16.445          $16.393          $15.094          $14.948               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               61               70              100                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.869          $10.939          $10.844           $9.899           $9.200
Accumulation unit value at end of period     $11.895          $11.869          $10.939          $10.844           $9.899
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.206          $14.967          $14.867          $13.597               $-
Accumulation unit value at end of period     $16.209          $16.206          $14.967          $14.867               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.599          $10.733          $10.683           $9.790           $9.114
Accumulation unit value at end of period     $11.577          $11.599          $10.733          $10.683           $9.790
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4                3                2
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.537          $10.212          $10.121           $8.981               $-
Accumulation unit value at end of period     $15.106          $11.537          $10.212          $10.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.900          $18.527          $18.390          $16.344               $-
Accumulation unit value at end of period     $27.324          $20.900          $18.527          $18.390               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.307          $10.043           $9.989           $8.895               $-
Accumulation unit value at end of period     $14.753          $11.307          $10.043           $9.989               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               23               22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.210           $9.972           $9.933           $8.858               $-
Accumulation unit value at end of period     $14.604          $11.210           $9.972           $9.933               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9               41               37               41                -


                                    APP I-245

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.113          $11.128               $-               $-               $-
Accumulation unit value at end of period     $14.457          $11.113               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)               -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.426          $18.216          $18.190          $16.263               $-
Accumulation unit value at end of period     $26.545          $20.426          $18.216          $18.190               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               33                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.986           $8.967           $8.963           $8.022               $-
Accumulation unit value at end of period     $14.263          $10.986           $8.967           $8.963               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.193          $18.062          $18.091          $16.223          $14.640
Accumulation unit value at end of period     $26.164          $20.193          $18.062          $18.091          $16.223
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                7                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.736           $9.622           $9.657           $8.677           $7.837
Accumulation unit value at end of period     $13.882          $10.736           $9.622           $9.657           $8.677
Number of accumulation units outstanding
 at end of period (in thousands)                  15               23                9                1                0
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.098          $12.412          $11.593          $10.895               $-
Accumulation unit value at end of period     $18.223          $14.098          $12.412          $11.593               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.038          $12.377          $11.579          $10.892               $-
Accumulation unit value at end of period     $18.118          $14.038          $12.377          $11.579               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.959          $12.332          $11.559          $10.888               $-
Accumulation unit value at end of period     $17.980          $13.959          $12.332          $11.559               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.899          $12.298          $11.544          $10.885               $-
Accumulation unit value at end of period     $17.876          $13.899          $12.298          $11.544               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                -                -                -


                                    APP I-246

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.840          $13.856               $-               $-               $-
Accumulation unit value at end of period     $17.773          $13.840               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.801          $12.241          $11.520          $10.880               $-
Accumulation unit value at end of period     $17.705          $13.801          $12.241          $11.520               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.761          $12.218          $11.510          $10.878               $-
Accumulation unit value at end of period     $17.637          $13.761          $12.218          $11.510               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.683          $12.173          $11.491          $10.874               $-
Accumulation unit value at end of period     $17.502          $13.683          $12.173          $11.491               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                0                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.606          $12.129          $11.471          $10.870               $-
Accumulation unit value at end of period     $17.368          $13.606          $12.129          $11.471               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                6                0                -
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.103           $8.938          $10.000               $-               $-
Accumulation unit value at end of period     $11.286          $10.103           $8.938               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.078           $8.929          $10.000               $-               $-
Accumulation unit value at end of period     $11.242          $10.078           $8.929               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.045           $8.918          $10.000               $-               $-
Accumulation unit value at end of period     $11.183          $10.045           $8.918               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.020           $8.909          $10.000               $-               $-
Accumulation unit value at end of period     $11.138          $10.020           $8.909               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-247

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                       $9.996           $9.790               $-               $-               $-
Accumulation unit value at end of period     $11.094           $9.996               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.979           $8.895          $10.000               $-               $-
Accumulation unit value at end of period     $11.065           $9.979           $8.895               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.963           $8.889          $10.000               $-               $-
Accumulation unit value at end of period     $11.036           $9.963           $8.889               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.930           $8.878          $10.000               $-               $-
Accumulation unit value at end of period     $10.978           $9.930           $8.878               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.898           $8.867          $10.000               $-               $-
Accumulation unit value at end of period     $10.920           $9.898           $8.867               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.583          $10.033          $10.484           $9.168               $-
Accumulation unit value at end of period     $13.936          $11.583          $10.033          $10.484               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               37               24               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.792          $17.168          $17.968          $15.735               $-
Accumulation unit value at end of period     $23.775          $19.792          $17.168          $17.968               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.352           $9.867          $10.347           $9.080               $-
Accumulation unit value at end of period     $13.610          $11.352           $9.867          $10.347               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.255           $9.797          $10.289           $9.042               $-
Accumulation unit value at end of period     $13.473          $11.255           $9.797          $10.289               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               10                4                2                -


                                    APP I-248

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.158          $10.854               $-               $-               $-
Accumulation unit value at end of period     $13.337          $11.158               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.343          $16.880          $17.773          $15.658               $-
Accumulation unit value at end of period     $23.097          $19.343          $16.880          $17.773               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.030           $9.635          $10.155           $8.955           $8.185
Accumulation unit value at end of period     $13.158          $11.030           $9.635          $10.155           $8.955
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.122          $16.738          $17.676          $15.619               $-
Accumulation unit value at end of period     $22.766          $19.122          $16.738          $17.676               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.779           $9.454          $10.003           $8.857           $8.109
Accumulation unit value at end of period     $12.807          $10.779           $9.454          $10.003           $8.857
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               25               17                2
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.934           $9.450          $10.425           $8.900               $-
Accumulation unit value at end of period     $16.087          $11.934           $9.450          $10.425               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.573          $17.107          $18.901          $16.161               $-
Accumulation unit value at end of period     $29.035          $21.573          $17.107          $18.901               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.696           $9.294          $10.289           $8.815               $-
Accumulation unit value at end of period     $15.711          $11.696           $9.294          $10.289               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.596           $9.228          $10.231           $8.778               $-
Accumulation unit value at end of period     $15.552          $11.596           $9.228          $10.231               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-249

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.496          $11.409               $-               $-               $-
Accumulation unit value at end of period     $15.395          $11.496               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.084          $16.820          $18.696          $16.081               $-
Accumulation unit value at end of period     $28.208          $21.084          $16.820          $18.696               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.364           $9.075          $10.097           $8.694               $-
Accumulation unit value at end of period     $15.189          $11.364           $9.075          $10.097               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.844          $16.678          $18.594          $16.042               $-
Accumulation unit value at end of period     $27.803          $20.844          $16.678          $18.594               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.106           $8.904           $9.947           $8.598               $-
Accumulation unit value at end of period     $14.784          $11.106           $8.904           $9.947               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                2                1                -
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.023          $10.859          $10.073           $9.458               $-
Accumulation unit value at end of period     $19.470          $13.023          $10.859          $10.073               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.730          $17.312          $16.083          $15.123               $-
Accumulation unit value at end of period     $30.946          $20.730          $17.312          $16.083               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.763          $10.680           $9.942           $9.367               $-
Accumulation unit value at end of period     $19.015          $12.763          $10.680           $9.942               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.653          $10.604           $9.886           $9.328               $-
Accumulation unit value at end of period     $18.823          $12.653          $10.604           $9.886               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-250

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.544          $12.853               $-               $-               $-
Accumulation unit value at end of period     $18.634          $12.544               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.260          $17.021          $15.908          $15.048               $-
Accumulation unit value at end of period     $30.064          $20.260          $17.021          $15.908               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.401          $10.429           $9.757           $9.239               $-
Accumulation unit value at end of period     $18.383          $12.401          $10.429           $9.757               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.029          $16.878          $15.821          $15.011               $-
Accumulation unit value at end of period     $29.632          $20.029          $16.878          $15.821               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.118          $10.232           $9.611           $9.137           $8.166
Accumulation unit value at end of period     $17.893          $12.118          $10.232           $9.611           $9.137
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                0                0
THE HARTFORD HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.681          $13.687               $-               $-               $-
Accumulation unit value at end of period     $15.564          $14.681               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.210          $10.461               $-               $-               $-
Accumulation unit value at end of period     $11.866          $11.210               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.388          $13.446               $-               $-               $-
Accumulation unit value at end of period     $15.201          $14.388               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.265          $13.344               $-               $-               $-
Accumulation unit value at end of period     $15.048          $14.265               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-251

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $14.142          $13.827               $-               $-               $-
Accumulation unit value at end of period     $14.896          $14.142               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.145          $10.443               $-               $-               $-
Accumulation unit value at end of period     $11.727          $11.145               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.980          $13.108               $-               $-               $-
Accumulation unit value at end of period     $14.696          $13.980               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.112          $10.433               $-               $-               $-
Accumulation unit value at end of period     $11.658          $11.112               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.663          $12.845               $-               $-               $-
Accumulation unit value at end of period     $14.305          $13.663               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.080          $13.244          $11.717          $11.069               $-
Accumulation unit value at end of period     $12.781          $14.080          $13.244          $11.717               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               88                5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.999          $13.188          $11.685          $11.056               $-
Accumulation unit value at end of period     $12.689          $13.999          $13.188          $11.685               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.893          $13.114          $11.642          $11.037          $10.507
Accumulation unit value at end of period     $12.567          $13.893          $13.114          $11.642          $11.037
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               66               61                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.813          $13.059          $11.611          $11.024               $-
Accumulation unit value at end of period     $12.476          $13.813          $13.059          $11.611               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                3                3                -


                                    APP I-252

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.734          $13.700               $-               $-               $-
Accumulation unit value at end of period     $12.386          $13.734               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.682          $12.967          $11.558          $11.001          $10.490
Accumulation unit value at end of period     $12.327          $13.682          $12.967          $11.558          $11.001
Number of accumulation units outstanding
 at end of period (in thousands)                   2                5                4                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.630          $12.930          $11.537          $10.992               $-
Accumulation unit value at end of period     $12.267          $13.630          $12.930          $11.537               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.526          $12.857          $11.495          $10.974               $-
Accumulation unit value at end of period     $12.149          $13.526          $12.857          $11.495               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                6                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.423          $12.785          $11.453          $10.956          $10.468
Accumulation unit value at end of period     $12.033          $13.423          $12.785          $11.453          $10.956
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10                8                4                7
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045           $9.273          $10.747           $9.382               $-
Accumulation unit value at end of period     $13.302          $11.045           $9.273          $10.747               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.482          $10.496          $12.182          $10.849               $-
Accumulation unit value at end of period     $15.010          $12.482          $10.496          $12.182               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.825           $9.120          $10.606           $9.292               $-
Accumulation unit value at end of period     $12.991          $10.825           $9.120          $10.606               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.731           $9.055          $10.547           $9.254               $-
Accumulation unit value at end of period     $12.860          $10.731           $9.055          $10.547               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                0                -                -


                                    APP I-253

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.639          $10.115               $-               $-               $-
Accumulation unit value at end of period     $12.730          $10.639               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.271          $10.380          $12.120          $10.837               $-
Accumulation unit value at end of period     $14.668          $12.271          $10.380          $12.120               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.517           $8.906          $10.409           $9.165               $-
Accumulation unit value at end of period     $12.559          $10.517           $8.906          $10.409               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.167          $10.323          $12.089          $10.831               $-
Accumulation unit value at end of period     $14.500          $12.167          $10.323          $12.089               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.278           $8.738          $10.254           $9.064               $-
Accumulation unit value at end of period     $12.224          $10.278           $8.738          $10.254               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                0                -
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.386           $8.228          $10.483               $-               $-
Accumulation unit value at end of period     $13.861          $10.386           $8.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.356           $8.217          $10.480               $-               $-
Accumulation unit value at end of period     $13.801          $10.356           $8.217               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.317           $8.203          $10.475               $-               $-
Accumulation unit value at end of period     $13.721          $10.317           $8.203               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.288           $8.192          $10.472               $-               $-
Accumulation unit value at end of period     $13.662          $10.288           $8.192               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-254

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.259           $9.550               $-               $-               $-
Accumulation unit value at end of period     $13.603          $10.259               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.240           $8.174          $10.466               $-               $-
Accumulation unit value at end of period     $13.564          $10.240           $8.174               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.220           $8.166          $10.464               $-               $-
Accumulation unit value at end of period     $13.524          $10.220           $8.166               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.182           $8.152          $10.460               $-               $-
Accumulation unit value at end of period     $13.447          $10.182           $8.152               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $8.137          $10.455               $-               $-
Accumulation unit value at end of period     $13.369          $10.143           $8.137               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.270          $11.161          $12.153          $11.199               $-
Accumulation unit value at end of period     $18.447          $13.270          $11.161          $12.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.214          $11.130          $12.138          $11.196               $-
Accumulation unit value at end of period     $18.340          $13.214          $11.130          $12.138               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.139          $11.089          $12.117          $11.191               $-
Accumulation unit value at end of period     $18.200          $13.139          $11.089          $12.117               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.083          $11.059          $12.102          $11.188               $-
Accumulation unit value at end of period     $18.095          $13.083          $11.059          $12.102               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -


                                    APP I-255

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.027          $12.764               $-               $-               $-
Accumulation unit value at end of period     $17.991          $13.027               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.990          $11.008          $12.077          $11.183               $-
Accumulation unit value at end of period     $17.922          $12.990          $11.008          $12.077               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13               12                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.953          $10.987          $12.066          $11.181               $-
Accumulation unit value at end of period     $17.853          $12.953          $10.987          $12.066               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.880          $10.947          $12.046          $11.177               $-
Accumulation unit value at end of period     $17.717          $12.880          $10.947          $12.046               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.806          $10.907          $12.026          $11.173               $-
Accumulation unit value at end of period     $17.581          $12.806          $10.907          $12.026               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12                9                3                -
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.804           $8.689          $10.359               $-               $-
Accumulation unit value at end of period     $14.465          $10.804           $8.689               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.774           $8.678          $10.355               $-               $-
Accumulation unit value at end of period     $14.402          $10.774           $8.678               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.733           $8.662          $10.351               $-               $-
Accumulation unit value at end of period     $14.319          $10.733           $8.662               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.703           $8.651          $10.348               $-               $-
Accumulation unit value at end of period     $14.257          $10.703           $8.651               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-256

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.672          $10.192               $-               $-               $-
Accumulation unit value at end of period     $14.196          $10.672               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.652           $8.632          $10.342               $-               $-
Accumulation unit value at end of period     $14.155          $10.652           $8.632               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.632           $8.624          $10.340               $-               $-
Accumulation unit value at end of period     $14.114          $10.632           $8.624               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.592           $8.609          $10.336               $-               $-
Accumulation unit value at end of period     $14.033          $10.592           $8.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.552           $8.593          $10.331               $-               $-
Accumulation unit value at end of period     $13.952          $10.552           $8.593               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -                -                -
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.516          $10.516          $10.516          $10.516               $-
Accumulation unit value at end of period     $10.516          $10.516          $10.516          $10.516               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               16                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.945           $9.960           $9.975           $9.990               $-
Accumulation unit value at end of period      $9.934           $9.945           $9.960           $9.975               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.307          $10.343          $10.379          $10.416               $-
Accumulation unit value at end of period     $10.278          $10.307          $10.343          $10.379               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               70               11                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.218          $10.270          $10.321          $10.373          $10.394
Accumulation unit value at end of period     $10.178          $10.218          $10.270          $10.321          $10.373
Number of accumulation units outstanding
 at end of period (in thousands)                   -               43              123               82                0


                                    APP I-257

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.131          $10.147               $-               $-               $-
Accumulation unit value at end of period     $10.079          $10.131               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.720           $9.793           $9.867           $9.941           $9.972
Accumulation unit value at end of period      $9.662           $9.720           $9.793           $9.867           $9.941
Number of accumulation units outstanding
 at end of period (in thousands)                   -               10                7               26               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.015          $10.100          $10.186          $10.273          $10.309
Accumulation unit value at end of period      $9.948          $10.015          $10.100          $10.186          $10.273
Number of accumulation units outstanding
 at end of period (in thousands)                   -                5                5                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.609           $9.710           $9.813           $9.916           $9.959
Accumulation unit value at end of period      $9.529           $9.609           $9.710           $9.813           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                   -               41               50               39               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.787           $9.910          $10.035          $10.161          $10.213
Accumulation unit value at end of period      $9.691           $9.787           $9.910          $10.035          $10.161
Number of accumulation units outstanding
 at end of period (in thousands)                   -               13               16               11                3
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.005           $9.556          $10.019           $8.129               $-
Accumulation unit value at end of period     $15.793          $11.005           $9.556          $10.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.329          $19.419          $20.389          $16.567               $-
Accumulation unit value at end of period     $31.996          $22.329          $19.419          $20.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.785           $9.398           $9.888           $8.050               $-
Accumulation unit value at end of period     $15.424          $10.785           $9.398           $9.888               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.693           $9.332           $9.832           $8.017           $7.181
Accumulation unit value at end of period     $15.268          $10.693           $9.332           $9.832           $8.017
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               19               21                -


                                    APP I-258

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.601          $10.655               $-               $-               $-
Accumulation unit value at end of period     $15.114          $10.601               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.823          $19.093          $20.168          $16.485          $14.781
Accumulation unit value at end of period     $31.084          $21.823          $19.093          $20.168          $16.485
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                4                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.479           $9.177           $9.704           $7.940               $-
Accumulation unit value at end of period     $14.911          $10.479           $9.177           $9.704               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.574          $18.932          $20.058          $16.445          $14.763
Accumulation unit value at end of period     $30.637          $21.574          $18.932          $20.058          $16.445
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                5                4                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.241           $9.004           $9.559           $7.853           $7.056
Accumulation unit value at end of period     $14.514          $10.241           $9.004           $9.559           $7.853
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                8                4                1
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.541          $11.219          $11.139           $9.859               $-
Accumulation unit value at end of period     $13.388          $12.541          $11.219          $11.139               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.541          $16.612          $16.518          $14.642               $-
Accumulation unit value at end of period     $19.764          $18.541          $16.612          $16.518               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13               18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.291          $11.034          $10.993           $9.764               $-
Accumulation unit value at end of period     $13.075          $12.291          $11.034          $10.993               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.185          $10.956          $10.932           $9.724               $-
Accumulation unit value at end of period     $12.943          $12.185          $10.956          $10.932               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                2                -


                                    APP I-259

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.080          $11.856               $-               $-               $-
Accumulation unit value at end of period     $12.813          $12.080               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.121          $16.333          $16.338          $14.570          $13.385
Accumulation unit value at end of period     $19.200          $18.121          $16.333          $16.338          $14.570
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.942          $10.775          $10.789           $9.631               $-
Accumulation unit value at end of period     $12.641          $11.942          $10.775          $10.789               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.914          $16.196          $16.249          $14.534               $-
Accumulation unit value at end of period     $18.925          $17.914          $16.196          $16.249               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               18               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.670          $10.572          $10.628           $9.525               $-
Accumulation unit value at end of period     $12.304          $11.670          $10.572          $10.628               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               24               17                1                -
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.980          $16.919          $16.848          $14.856               $-
Accumulation unit value at end of period     $20.686          $18.980          $16.919          $16.848               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               30                4                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.872          $16.848          $16.802          $14.837               $-
Accumulation unit value at end of period     $20.537          $18.872          $16.848          $16.802               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4               12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.728          $16.753          $16.741          $14.813          $13.550
Accumulation unit value at end of period     $20.340          $18.728          $16.753          $16.741          $14.813
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1                8                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.621          $16.682          $16.695          $14.795               $-
Accumulation unit value at end of period     $20.194          $18.621          $16.682          $16.695               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7                4                1                -


                                    APP I-260

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.514          $18.128               $-               $-               $-
Accumulation unit value at end of period     $20.048          $18.514               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.444          $16.565          $16.619          $14.764          $13.528
Accumulation unit value at end of period     $19.952          $18.444          $16.565          $16.619          $14.764
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.373          $16.518          $16.589          $14.752          $13.522
Accumulation unit value at end of period     $19.856          $18.373          $16.518          $16.589          $14.752
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.234          $16.425          $16.529          $14.728               $-
Accumulation unit value at end of period     $19.665          $18.234          $16.425          $16.529               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                7                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.095          $16.332          $16.468          $14.704          $13.500
Accumulation unit value at end of period     $19.476          $18.095          $16.332          $16.468          $14.704
Number of accumulation units outstanding
 at end of period (in thousands)                  30               40               25                4                0
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.001          $10.584          $10.700           $9.382               $-
Accumulation unit value at end of period     $13.380          $12.001          $10.584          $10.700               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.514          $17.235          $17.450          $15.324               $-
Accumulation unit value at end of period     $21.724          $19.514          $17.235          $17.450               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               23               29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.762          $10.409          $10.560           $9.292           $8.465
Accumulation unit value at end of period     $13.067          $11.762          $10.409          $10.560           $9.292
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                9                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.661          $10.335          $10.500           $9.253               $-
Accumulation unit value at end of period     $12.936          $11.661          $10.335          $10.500               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                3                0                -


                                    APP I-261

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.560          $11.301               $-               $-               $-
Accumulation unit value at end of period     $12.805          $11.560               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.072          $16.946          $17.260          $15.248          $13.915
Accumulation unit value at end of period     $21.104          $19.072          $16.946          $17.260          $15.248
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               41               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.428          $10.164          $10.363           $9.164           $8.366
Accumulation unit value at end of period     $12.633          $11.428          $10.164          $10.363           $9.164
Number of accumulation units outstanding
 at end of period (in thousands)                  26               25                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.854          $16.803          $17.166          $15.211               $-
Accumulation unit value at end of period     $20.801          $18.854          $16.803          $17.166               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  35               38               38               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $9.973          $10.209           $9.064           $8.288
Accumulation unit value at end of period     $12.296          $11.168           $9.973          $10.209           $9.064
Number of accumulation units outstanding
 at end of period (in thousands)                 115              124              101               52                1
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.828          $17.425          $17.632          $15.506               $-
Accumulation unit value at end of period     $22.631          $19.828          $17.425          $17.632               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9               13               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.715          $17.351          $17.584          $15.487               $-
Accumulation unit value at end of period     $22.468          $19.715          $17.351          $17.584               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.564          $17.254          $17.520          $15.461          $14.090
Accumulation unit value at end of period     $22.252          $19.564          $17.254          $17.520          $15.461
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                5                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.453          $17.181          $17.472          $15.442               $-
Accumulation unit value at end of period     $22.092          $19.453          $17.181          $17.472               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               17               18               15                -


                                    APP I-262

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.341          $18.861               $-               $-               $-
Accumulation unit value at end of period     $21.932          $19.341               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.268          $17.060          $17.393          $15.410          $14.067
Accumulation unit value at end of period     $21.827          $19.268          $17.060          $17.393          $15.410
Number of accumulation units outstanding
 at end of period (in thousands)                  84               85               73               60                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.194          $17.012          $17.361          $15.398          $14.061
Accumulation unit value at end of period     $21.722          $19.194          $17.012          $17.361          $15.398
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.048          $16.916          $17.298          $15.372               $-
Accumulation unit value at end of period     $21.514          $19.048          $16.916          $17.298               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31                9               15               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.903          $16.821          $17.235          $15.347          $14.038
Accumulation unit value at end of period     $21.307          $18.903          $16.821          $17.235          $15.347
Number of accumulation units outstanding
 at end of period (in thousands)                  53               58               44               21                0
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.797          $10.262          $10.514           $9.145               $-
Accumulation unit value at end of period     $13.778          $11.797          $10.262          $10.514               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.788          $17.343          $17.904          $15.767               $-
Accumulation unit value at end of period     $22.939          $19.788          $17.343          $17.904               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16               16               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.561          $10.092          $10.377           $9.057           $8.244
Accumulation unit value at end of period     $13.456          $11.561          $10.092          $10.377           $9.057
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.462          $10.020          $10.319           $9.020               $-
Accumulation unit value at end of period     $13.320          $11.462          $10.020          $10.319               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                4                0                -


                                    APP I-263

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.363          $11.051               $-               $-               $-
Accumulation unit value at end of period     $13.186          $11.363               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               12                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.788          $17.343          $17.904          $15.689          $14.304
Accumulation unit value at end of period     $22.939          $19.788          $17.343          $17.904          $15.689
Number of accumulation units outstanding
 at end of period (in thousands)                  27               27               19                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.233           $9.855          $10.184           $8.933           $8.147
Accumulation unit value at end of period     $13.009          $11.233           $9.855          $10.184           $8.933
Number of accumulation units outstanding
 at end of period (in thousands)                  32               31                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.563          $17.197          $17.806          $15.650               $-
Accumulation unit value at end of period     $22.610          $19.563          $17.197          $17.806               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16               16               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.978           $9.669          $10.032           $8.835           $8.071
Accumulation unit value at end of period     $12.662          $10.978           $9.669          $10.032           $8.835
Number of accumulation units outstanding
 at end of period (in thousands)                  69               84               54               15                3
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.233          $18.275          $18.687          $16.242               $-
Accumulation unit value at end of period     $25.372          $21.233          $18.275          $18.687               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               12                9                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.112          $18.197          $18.636          $16.222               $-
Accumulation unit value at end of period     $25.190          $21.112          $18.197          $18.636               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.951          $18.095          $18.568          $16.195          $14.622
Accumulation unit value at end of period     $24.948          $20.951          $18.095          $18.568          $16.195
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.831          $18.018          $18.467          $16.175               $-
Accumulation unit value at end of period     $24.768          $20.831          $18.018          $18.467               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5                -                -


                                    APP I-264

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.712          $20.116               $-               $-               $-
Accumulation unit value at end of period     $24.590          $20.712               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.633          $17.892          $18.433          $16.142          $14.598
Accumulation unit value at end of period     $24.471          $20.633          $17.892          $18.433          $16.142
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                8                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.554          $17.841          $18.400          $16.129          $14.592
Accumulation unit value at end of period     $24.354          $20.554          $17.841          $18.400          $16.129
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.398          $17.741          $18.333          $16.102               $-
Accumulation unit value at end of period     $24.120          $20.398          $17.741          $18.333               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18                9               13                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.243          $17.641          $18.266          $16.076          $14.568
Accumulation unit value at end of period     $23.888          $20.243          $17.641          $18.266          $16.076
Number of accumulation units outstanding
 at end of period (in thousands)                  28               31               24               12                2
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.515          $18.575          $19.134          $16.530               $-
Accumulation unit value at end of period     $25.823          $21.515          $18.575          $19.134               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                2                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.392          $18.497          $19.081          $16.509               $-
Accumulation unit value at end of period     $25.637          $21.392          $18.497          $19.081               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13               13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $21.229          $18.393          $19.012          $16.482          $14.886
Accumulation unit value at end of period     $25.391          $21.229          $18.393          $19.012          $16.482
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.107          $18.315          $18.960          $16.462               $-
Accumulation unit value at end of period     $25.208          $21.107          $18.315          $18.960               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2                0                -


                                    APP I-265

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $20.987          $20.388               $-               $-               $-
Accumulation unit value at end of period     $25.026          $20.987               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.907          $18.186          $18.874          $16.428          $14.861
Accumulation unit value at end of period     $24.906          $20.907          $18.186          $18.874          $16.428
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18                9                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.827          $18.135          $18.840          $16.414          $14.855
Accumulation unit value at end of period     $24.786          $20.827          $18.135          $18.840          $16.414
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.668          $18.033          $18.771          $16.387               $-
Accumulation unit value at end of period     $24.548          $20.668          $18.033          $18.771               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10               11                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.511          $17.931          $18.703          $16.360          $14.831
Accumulation unit value at end of period     $24.313          $20.511          $17.931          $18.703          $16.360
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               14                4                0
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.688          $18.742          $19.419          $16.777               $-
Accumulation unit value at end of period     $25.983          $21.688          $18.742          $19.419               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               12                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.564          $18.662          $19.366          $16.756               $-
Accumulation unit value at end of period     $25.796          $21.564          $18.662          $19.366               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $21.400          $18.557          $19.296          $16.728          $15.072
Accumulation unit value at end of period     $25.548          $21.400          $18.557          $19.296          $16.728
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.278          $18.479          $19.243          $16.708               $-
Accumulation unit value at end of period     $25.364          $21.278          $18.479          $19.243               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                0                -


                                    APP I-266

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $21.156          $21.156               $-               $-               $-
Accumulation unit value at end of period     $25.182          $21.156               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.076          $18.349          $19.156          $16.673          $15.047
Accumulation unit value at end of period     $25.060          $21.076          $18.349          $19.156          $16.673
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               10                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.995          $18.297          $19.121          $16.660               $-
Accumulation unit value at end of period     $24.940          $20.995          $18.297          $19.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.835          $18.194          $19.051          $16.632               $-
Accumulation unit value at end of period     $24.701          $20.835          $18.194          $19.051               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               10                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.677          $18.092          $18.982          $16.605          $15.016
Accumulation unit value at end of period     $24.463          $20.677          $18.092          $18.982          $16.605
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17                3                0
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.543          $18.587          $19.392          $16.752               $-
Accumulation unit value at end of period     $25.849          $21.543          $18.587          $19.392               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.420          $18.509          $19.339          $16.731               $-
Accumulation unit value at end of period     $25.663          $21.420          $18.509          $19.339               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $21.257          $18.405          $19.269          $16.704          $15.072
Accumulation unit value at end of period     $25.416          $21.257          $18.405          $19.269          $16.704
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.135          $18.327          $19.216          $16.683               $-
Accumulation unit value at end of period     $25.233          $21.135          $18.327          $19.216               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                1                0                -


                                    APP I-267

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $21.014          $20.420               $-               $-               $-
 period
Accumulation unit value at end of period     $25.051          $21.014               $-               $-               $-
Number of accumulation units outstanding           1                0                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $20.934          $18.198          $19.129          $16.649          $15.047
 period
Accumulation unit value at end of period     $24.931          $20.934          $18.198          $19.129          $16.649
Number of accumulation units outstanding           5                4                2                1                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $20.854          $18.147          $19.094          $16.635               $-
 period
Accumulation unit value at end of period     $24.811          $20.854          $18.147          $19.094               $-
Number of accumulation units outstanding           1                5                4                2                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $20.696          $18.045          $19.025          $16.608               $-
 period
Accumulation unit value at end of period     $24.573          $20.696          $18.045          $19.025               $-
Number of accumulation units outstanding           4                2                1                1                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $20.538          $17.943          $18.955          $16.580          $15.016
 period
Accumulation unit value at end of period     $24.337          $20.538          $17.943          $18.955          $16.580
Number of accumulation units outstanding          17               17               12                3                0
 at end of period (in thousands)
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $13.308          $12.418          $11.685          $10.938               $-
 period
Accumulation unit value at end of period     $13.049          $13.308          $12.418          $11.685               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $13.674          $12.779          $12.042          $11.289               $-
 period
Accumulation unit value at end of period     $13.388          $13.674          $12.779          $12.042               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $13.043          $12.213          $11.532          $10.833               $-
 period
Accumulation unit value at end of period     $12.745          $13.043          $12.213          $11.532               $-
Number of accumulation units outstanding           2                3                4                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.931          $12.127          $11.468          $10.789               $-
 period
Accumulation unit value at end of period     $12.616          $12.931          $12.127          $11.468               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)


                                    APP I-268

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $12.820          $12.751               $-               $-               $-
 period
Accumulation unit value at end of period     $12.489          $12.820               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $13.363          $12.564          $11.911          $11.233               $-
 period
Accumulation unit value at end of period     $13.006          $13.363          $12.564          $11.911               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $12.673          $11.927          $11.318          $10.685               $-
 period
Accumulation unit value at end of period     $12.322          $12.673          $11.927          $11.318               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $13.211          $12.458          $11.846          $11.206               $-
 period
Accumulation unit value at end of period     $12.819          $13.211          $12.458          $11.846               $-
Number of accumulation units outstanding           6                0                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $12.385          $11.702          $11.149          $10.568               $-
 period
Accumulation unit value at end of period     $11.994          $12.385          $11.702          $11.149               $-
Number of accumulation units outstanding           4                7                3                0                -
 at end of period (in thousands)
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $12.901          $11.113          $11.377          $10.893               $-
 period
Accumulation unit value at end of period     $16.898          $12.901          $11.113          $11.377               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $12.846          $11.082          $11.363          $10.890               $-
 period
Accumulation unit value at end of period     $16.801          $12.846          $11.082          $11.363               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $12.773          $11.041          $11.344          $10.886               $-
 period
Accumulation unit value at end of period     $16.672          $12.773          $11.041          $11.344               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.718          $11.011          $11.329          $10.883               $-
 period
Accumulation unit value at end of period     $16.576          $12.718          $11.011          $11.329               $-
Number of accumulation units outstanding           0                -                -                -                -
 at end of period (in thousands)


                                    APP I-269

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $12.664          $12.606               $-               $-               $-
 period
Accumulation unit value at end of period     $16.481          $12.664               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $12.628          $10.960          $11.305          $10.878               $-
 period
Accumulation unit value at end of period     $16.417          $12.628          $10.960          $11.305               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $12.592          $10.940          $11.296          $10.876               $-
 period
Accumulation unit value at end of period     $16.354          $12.592          $10.940          $11.296               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $12.521          $10.899          $11.277          $10.872               $-
 period
Accumulation unit value at end of period     $16.229          $12.521          $10.899          $11.277               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $12.450          $10.859          $11.258          $10.868               $-
 period
Accumulation unit value at end of period     $16.105          $12.450          $10.859          $11.258               $-
Number of accumulation units outstanding           0                0                0                -                -
 at end of period (in thousands)
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $22.784          $18.756          $18.495          $16.836               $-
 period
Accumulation unit value at end of period     $32.488          $22.784          $18.756          $18.495               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $22.654          $18.677          $18.445          $16.816               $-
 period
Accumulation unit value at end of period     $32.254          $22.654          $18.677          $18.445               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $22.482          $18.572          $18.378          $16.788               $-
 period
Accumulation unit value at end of period     $31.945          $22.482          $18.572          $18.378               $-
Number of accumulation units outstanding           1                1                1                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $22.353          $18.493          $18.327          $16.767               $-
 period
Accumulation unit value at end of period     $31.715          $22.353          $18.493          $18.327               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)


                                    APP I-270

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $22.225          $22.146               $-               $-               $-
 period
Accumulation unit value at end of period     $31.486          $22.225               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $22.141          $18.363          $18.244          $16.733               $-
 period
Accumulation unit value at end of period     $31.335          $22.141          $18.363          $18.244               $-
Number of accumulation units outstanding           5                4                0                0                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $22.056          $18.311          $18.211          $16.719               $-
 period
Accumulation unit value at end of period     $31.184          $22.056          $18.311          $18.211               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $21.888          $18.208          $18.145          $16.692               $-
 period
Accumulation unit value at end of period     $30.885          $21.888          $18.208          $18.145               $-
Number of accumulation units outstanding           0                0                4                3                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $21.721          $18.106          $18.079          $16.664               $-
 period
Accumulation unit value at end of period     $30.589          $21.721          $18.106          $18.079               $-
Number of accumulation units outstanding           0                0                0                0                -
 at end of period (in thousands)
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $18.656          $16.166          $18.638          $16.378               $-
 period
Accumulation unit value at end of period     $21.510          $18.656          $16.166          $18.638               $-
Number of accumulation units outstanding           4                5                5                6                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $18.549          $16.098          $18.587          $16.358               $-
 period
Accumulation unit value at end of period     $21.355          $18.549          $16.098          $18.587               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $18.408          $16.007          $18.520          $16.331               $-
 period
Accumulation unit value at end of period     $21.150          $18.408          $16.007          $18.520               $-
Number of accumulation units outstanding          17               15               14               10                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $18.303          $15.939          $18.469          $16.310          $15.148
 period
Accumulation unit value at end of period     $20.998          $18.303          $15.939          $18.469          $16.310
Number of accumulation units outstanding          33               38               33               26                0
 at end of period (in thousands)


                                    APP I-271

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $18.198          $17.440               $-               $-               $-
Accumulation unit value at end of period     $20.847          $18.198               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.129          $15.827          $18.385          $16.277          $15.133
Accumulation unit value at end of period     $20.746          $18.129          $15.827          $18.385          $16.277
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                3                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.059          $15.782          $18.351          $16.264          $15.127
Accumulation unit value at end of period     $20.646          $18.059          $15.782          $18.351          $16.264
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.922          $15.694          $18.285          $16.237          $15.114
Accumulation unit value at end of period     $20.448          $17.922          $15.694          $18.285          $16.237
Number of accumulation units outstanding
 at end of period (in thousands)                  15                8                4                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.785          $15.605          $18.218          $16.210          $15.102
Accumulation unit value at end of period     $20.252          $17.785          $15.605          $18.218          $16.210
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               19                6                3
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.677          $17.759          $20.514          $18.777               $-
Accumulation unit value at end of period     $27.486          $19.677          $17.759          $20.514               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.564          $17.684          $20.458          $18.754               $-
Accumulation unit value at end of period     $27.288          $19.564          $17.684          $20.458               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.415          $17.585          $20.384          $18.723               $-
Accumulation unit value at end of period     $27.026          $19.415          $17.585          $20.384               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.304          $17.510          $20.328          $18.700               $-
Accumulation unit value at end of period     $26.831          $19.304          $17.510          $20.328               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-272

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $19.194          $18.727               $-               $-               $-
Accumulation unit value at end of period     $26.638          $19.194               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.121          $17.387          $20.236          $18.661               $-
Accumulation unit value at end of period     $26.509          $19.121          $17.387          $20.236               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.048          $17.338          $20.199          $18.646               $-
Accumulation unit value at end of period     $26.382          $19.048          $17.338          $20.199               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               19               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.903          $17.241          $20.125          $18.615          $16.733
Accumulation unit value at end of period     $26.129          $18.903          $17.241          $20.125          $18.615
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.759          $17.144          $20.052          $18.585          $16.720
Accumulation unit value at end of period     $25.878          $18.759          $17.144          $20.052          $18.585
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                1                2
TIAA-CREF BOND INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.368          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.101          $10.368               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.353          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.071          $10.353               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.333          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.032          $10.333               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.318          $10.000               $-               $-               $-
Accumulation unit value at end of period     $10.002          $10.318               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-273

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $10.304          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period      $9.973          $10.304               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $10.294          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period      $9.953          $10.294               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $10.284          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period      $9.933          $10.284               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $10.264          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period      $9.894          $10.264               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.244          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period      $9.856          $10.244               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
TIAA-CREF EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $11.238          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.962          $11.238               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $11.221          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.918          $11.221               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $11.200          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.860          $11.200               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $11.183          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.816          $11.183               $-               $-               $-
Number of accumulation units outstanding           2                -                -                -                -
 at end of period (in thousands)


                                    APP I-274

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of      $11.167          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.772          $11.167               $-               $-               $-
Number of accumulation units outstanding           -                2                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $11.156          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.743          $11.156               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $11.146          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.714          $11.146               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $11.124          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.657          $11.124               $-               $-               $-
Number of accumulation units outstanding           0                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.103          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.599          $11.103               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $11.162          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.848          $11.162               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $11.145          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.804          $11.145               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $11.124          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.746          $11.124               $-               $-               $-
Number of accumulation units outstanding           -                -                -                -                -
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $11.108          $10.000               $-               $-               $-
 period
Accumulation unit value at end of period     $14.703          $11.108               $-               $-               $-
Number of accumulation units outstanding           2                -                -                -                -
 at end of period (in thousands)


                                    APP I-275

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.092          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.660          $11.092               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.081          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.631          $11.081               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.602          $11.070               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.049          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.545          $11.049               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.027          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.488          $11.027               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.303          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.923          $11.303               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.287          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.879          $11.287               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.265          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.821          $11.265               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.249          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.777          $11.249               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -


                                    APP I-276

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.232          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.734          $11.232               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.221          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.705          $11.221               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.211          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.676          $11.211               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.189          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.618          $11.189               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.167          $10.000               $-               $-               $-
Accumulation unit value at end of period     $14.561          $11.167               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.735          $12.135          $12.043          $10.778               $-
Accumulation unit value at end of period     $18.117          $13.735          $12.135          $12.043               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.677          $12.101          $12.028          $10.775               $-
Accumulation unit value at end of period     $18.013          $13.677          $12.101          $12.028               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.599          $12.056          $12.008          $10.771               $-
Accumulation unit value at end of period     $17.875          $13.599          $12.056          $12.008               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.541          $12.023          $11.993          $10.768               $-
Accumulation unit value at end of period     $17.772          $13.541          $12.023          $11.993               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                0                -                -


                                    APP I-277

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.484          $13.282               $-               $-               $-
Accumulation unit value at end of period     $17.670          $13.484               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.445          $11.968          $11.967          $10.763               $-
Accumulation unit value at end of period     $17.602          $13.445          $11.968          $11.967               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.407          $11.946          $11.957          $10.761               $-
Accumulation unit value at end of period     $17.535          $13.407          $11.946          $11.957               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.331          $11.902          $11.937          $10.758               $-
Accumulation unit value at end of period     $17.400          $13.331          $11.902          $11.937               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.255          $11.858          $11.917          $10.754               $-
Accumulation unit value at end of period     $17.267          $13.255          $11.858          $11.917               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                -                -
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.189          $15.080          $15.330               $-               $-
Accumulation unit value at end of period     $18.180          $17.189          $15.080               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.091          $15.017          $15.288               $-               $-
Accumulation unit value at end of period     $18.049          $17.091          $15.017               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $16.961          $14.932          $15.232               $-               $-
Accumulation unit value at end of period     $17.876          $16.961          $14.932               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.864          $14.869          $15.191               $-               $-
Accumulation unit value at end of period     $17.747          $16.864          $14.869               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-278

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $16.767          $16.344               $-               $-               $-
Accumulation unit value at end of period     $17.619          $16.767               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.703          $14.764          $15.122               $-               $-
Accumulation unit value at end of period     $17.534          $16.703          $14.764               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.640          $14.723          $15.094               $-               $-
Accumulation unit value at end of period     $17.450          $16.640          $14.723               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.513          $14.640          $15.039               $-               $-
Accumulation unit value at end of period     $17.283          $16.513          $14.640               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.387          $14.557          $14.985               $-               $-
Accumulation unit value at end of period     $17.117          $16.387          $14.557               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.958           $8.862           $9.601               $-               $-
Accumulation unit value at end of period     $10.984           $9.958           $8.862               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.206           $9.096           $9.870               $-               $-
Accumulation unit value at end of period     $11.240          $10.206           $9.096               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.111           $9.030           $9.817               $-               $-
Accumulation unit value at end of period     $11.114          $10.111           $9.030               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.683           $8.660           $9.430               $-               $-
Accumulation unit value at end of period     $10.627           $9.683           $8.660               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -


                                    APP I-279

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $11.453          $11.198               $-               $-               $-
Accumulation unit value at end of period     $12.551          $11.453               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.817           $8.803           $9.609               $-               $-
Accumulation unit value at end of period     $10.748           $9.817           $8.803               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.304          $10.146          $11.086               $-               $-
Accumulation unit value at end of period     $12.363          $11.304          $10.146               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.389           $8.444           $9.244               $-               $-
Accumulation unit value at end of period     $10.248           $9.389           $8.444               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.012           $9.923          $10.886               $-               $-
Accumulation unit value at end of period     $11.995          $11.012           $9.923               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                -                -
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.438          $11.540          $12.352          $10.955               $-
Accumulation unit value at end of period     $18.068          $13.438          $11.540          $12.352               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               31               25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.267           $8.831           $9.466           $8.408               $-
Accumulation unit value at end of period     $13.784          $10.267           $8.831           $9.466               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.338          $12.356          $13.272          $11.812               $-
Accumulation unit value at end of period     $19.211          $14.338          $12.356          $13.272               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                9                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.154          $12.216          $13.141          $11.713          $10.709
Accumulation unit value at end of period     $18.937          $14.154          $12.216          $13.141          $11.713
Number of accumulation units outstanding
 at end of period (in thousands)                   6               17               16               10                7


                                    APP I-280

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.973          $13.887               $-               $-               $-
Accumulation unit value at end of period     $18.666          $13.973               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.591           $8.298           $8.949           $7.997               $-
Accumulation unit value at end of period     $12.799           $9.591           $8.298           $8.949               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8               11               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.735          $11.896          $12.842          $11.486               $-
Accumulation unit value at end of period     $18.311          $13.735          $11.896          $12.842               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               14               13               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.431           $8.184           $8.853           $7.934               $-
Accumulation unit value at end of period     $12.548           $9.431           $8.184           $8.853               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                7                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.271          $11.540          $12.507          $11.232               $-
Accumulation unit value at end of period     $17.622          $13.271          $11.540          $12.507               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               19               16                -
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.337          $20.814          $20.793          $17.126               $-
Accumulation unit value at end of period     $31.372          $23.337          $20.814          $20.793               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17                1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.204          $20.726          $20.736          $17.105               $-
Accumulation unit value at end of period     $31.146          $23.204          $20.726          $20.736               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.027          $20.609          $20.661          $17.077          $15.026
Accumulation unit value at end of period     $30.847          $23.027          $20.609          $20.661          $17.077
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0               16               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.896          $20.522          $20.604          $17.056               $-
Accumulation unit value at end of period     $30.625          $22.896          $20.522          $20.604               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                0                0                -                -


                                    APP I-281

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.765          $22.077               $-               $-               $-
Accumulation unit value at end of period     $30.404          $22.765               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.678          $20.378          $20.511          $17.021               $-
Accumulation unit value at end of period     $30.258          $22.678          $20.378          $20.511               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8                7                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.591          $20.321          $20.473          $17.007               $-
Accumulation unit value at end of period     $30.113          $22.591          $20.321          $20.473               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.419          $20.206          $20.399          $16.979               $-
Accumulation unit value at end of period     $29.824          $22.419          $20.206          $20.399               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.249          $20.093          $20.325          $16.951               $-
Accumulation unit value at end of period     $29.538          $22.249          $20.093          $20.325               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                1                -
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.145          $11.720          $11.586           $9.533               $-
Accumulation unit value at end of period     $17.471          $13.145          $11.720          $11.586               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  67               63               15                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.053          $11.656          $11.539           $9.509               $-
Accumulation unit value at end of period     $17.323          $13.053          $11.656          $11.539               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.932          $11.570          $11.478           $9.478               $-
Accumulation unit value at end of period     $17.128          $12.932          $11.570          $11.478               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6               14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.842          $11.507          $11.432           $9.454           $8.491
Accumulation unit value at end of period     $16.983          $12.842          $11.507          $11.432           $9.454
Number of accumulation units outstanding
 at end of period (in thousands)                  36               40               28               32                6


                                    APP I-282

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.752          $12.315               $-               $-               $-
Accumulation unit value at end of period     $16.839          $12.752               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.692          $11.402          $11.356           $9.414               $-
Accumulation unit value at end of period     $16.743          $12.692          $11.402          $11.356               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               16                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.633          $11.360          $11.325           $9.399           $8.453
Accumulation unit value at end of period     $16.649          $12.633          $11.360          $11.325           $9.399
Number of accumulation units outstanding
 at end of period (in thousands)                  17               22               44               41               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.516          $11.277          $11.265           $9.367           $8.432
Accumulation unit value at end of period     $16.461          $12.516          $11.277          $11.265           $9.367
Number of accumulation units outstanding
 at end of period (in thousands)                  20               11                2                5                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.399          $11.194          $11.205           $9.336           $8.411
Accumulation unit value at end of period     $16.275          $12.399          $11.194          $11.205           $9.336
Number of accumulation units outstanding
 at end of period (in thousands)                  24               28               20                8                4
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.546          $11.387          $12.742          $10.590               $-
Accumulation unit value at end of period     $16.396          $12.546          $11.387          $12.742               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12               12               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.017           $8.197           $9.186           $7.646               $-
Accumulation unit value at end of period     $11.767           $9.017           $8.197           $9.186               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.814          $10.761          $12.084          $10.078               $-
Accumulation unit value at end of period     $15.387          $11.814          $10.761          $12.084               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               24               35               28                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.201          $11.130          $12.517          $10.454           $9.289
Accumulation unit value at end of period     $15.866          $12.201          $11.130          $12.517          $10.454
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               41               22               13


                                    APP I-283

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.065          $11.896               $-               $-               $-
Accumulation unit value at end of period     $15.666          $12.065               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.346           $7.633           $8.605           $7.205           $6.408
Accumulation unit value at end of period     $10.826           $8.346           $7.633           $8.605           $7.205
Number of accumulation units outstanding
 at end of period (in thousands)                  19               21               22               28               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.886          $10.881          $12.280          $10.292           $9.158
Accumulation unit value at end of period     $15.403          $11.886          $10.881          $12.280          $10.292
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               18               26               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.207           $7.528           $8.512           $7.149           $6.366
Accumulation unit value at end of period     $10.614           $8.207           $7.528           $8.512           $7.149
Number of accumulation units outstanding
 at end of period (in thousands)                  34               35               29               30                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.537          $10.603          $12.014          $10.110           $9.010
Accumulation unit value at end of period     $14.890          $11.537          $10.603          $12.014          $10.110
Number of accumulation units outstanding
 at end of period (in thousands)                  26               30               38               32               29
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.783          $10.678          $10.553           $9.845               $-
Accumulation unit value at end of period     $13.118          $11.783          $10.678          $10.553               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.838          $10.744          $10.635           $9.936               $-
Accumulation unit value at end of period     $13.161          $11.838          $10.744          $10.635               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.728          $10.666          $10.578           $9.903               $-
Accumulation unit value at end of period     $13.012          $11.728          $10.666          $10.578               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.457          $10.434          $10.365           $9.718               $-
Accumulation unit value at end of period     $12.692          $11.457          $10.434          $10.365               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                4                3                3                -


                                    APP I-284

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $13.310          $13.115               $-               $-               $-
Accumulation unit value at end of period     $14.723          $13.310               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.298          $10.315          $10.272           $9.655               $-
Accumulation unit value at end of period     $12.484          $11.298          $10.315          $10.272               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.137          $12.006          $11.968          $11.260               $-
Accumulation unit value at end of period     $14.502          $13.137          $12.006          $11.968               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.109          $10.173          $10.161           $9.579               $-
Accumulation unit value at end of period     $12.239          $11.109          $10.173          $10.161               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.797          $11.742          $11.752          $11.101               $-
Accumulation unit value at end of period     $14.071          $12.797          $11.742          $11.752               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                7                4                -
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.575          $20.957          $24.415          $19.979               $-
Accumulation unit value at end of period     $22.963          $23.575          $20.957          $24.415               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.440          $20.869          $24.349          $19.954               $-
Accumulation unit value at end of period     $22.798          $23.440          $20.869          $24.349               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.261          $20.751          $24.260          $19.921               $-
Accumulation unit value at end of period     $22.579          $23.261          $20.751          $24.260               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.128          $20.664          $24.194          $19.897               $-
Accumulation unit value at end of period     $22.416          $23.128          $20.664          $24.194               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               20                9                1                -


                                    APP I-285

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $22.996          $22.103               $-               $-               $-
Accumulation unit value at end of period     $22.255          $22.996               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.909          $20.518          $24.084          $19.856               $-
Accumulation unit value at end of period     $22.148          $22.909          $20.518          $24.084               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                6                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.821          $20.461          $24.040          $19.840          $17.325
Accumulation unit value at end of period     $22.041          $22.821          $20.461          $24.040          $19.840
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.647          $20.345          $23.953          $19.807          $17.310
Accumulation unit value at end of period     $21.830          $22.647          $20.345          $23.953          $19.807
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                5                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.475          $20.231          $23.866          $19.774          $17.296
Accumulation unit value at end of period     $21.620          $22.475          $20.231          $23.866          $19.774
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32               22                6                1
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $7.993           $7.031           $8.153           $7.403               $-
Accumulation unit value at end of period      $9.622           $7.993           $7.031           $8.153               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $7.980           $7.029           $8.164           $7.416               $-
Accumulation unit value at end of period      $9.591           $7.980           $7.029           $8.164               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $7.906           $6.978           $8.121           $7.380               $-
Accumulation unit value at end of period      $9.483           $7.906           $6.978           $8.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.772           $6.871           $8.008           $7.280               $-
Accumulation unit value at end of period      $9.309           $7.772           $6.871           $8.008               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1                1                -


                                    APP I-286

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.242           $9.651               $-               $-               $-
Accumulation unit value at end of period     $12.249          $10.242               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.664           $6.792           $7.936           $7.220               $-
Accumulation unit value at end of period      $9.157           $7.664           $6.792           $7.936               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.109           $8.967          $10.488           $9.175               $-
Accumulation unit value at end of period     $12.065          $10.109           $8.967          $10.488               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.536           $6.699           $7.850           $7.148               $-
Accumulation unit value at end of period      $8.977           $7.536           $6.699           $7.850               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.847           $8.770          $10.299           $9.382               $-
Accumulation unit value at end of period     $11.706           $9.847           $8.770          $10.299               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.363          $16.858          $14.507          $14.077               $-
Accumulation unit value at end of period     $21.713          $18.363          $16.858          $14.507               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.258          $16.787          $14.467          $14.060               $-
Accumulation unit value at end of period     $21.556          $18.258          $16.787          $14.467               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.119          $16.692          $14.415          $14.037               $-
Accumulation unit value at end of period     $21.350          $18.119          $16.692          $14.415               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.016          $16.622          $14.375          $14.019               $-
Accumulation unit value at end of period     $21.196          $18.016          $16.622          $14.375               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -


                                    APP I-287

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $17.913          $18.042               $-               $-               $-
Accumulation unit value at end of period     $21.043          $17.913               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.844          $16.505          $14.310          $13.990               $-
Accumulation unit value at end of period     $20.942          $17.844          $16.505          $14.310               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.776          $16.458          $14.284          $13.979          $12.579
Accumulation unit value at end of period     $20.841          $17.776          $16.458          $14.284          $13.979
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.641          $16.366          $14.232          $13.956               $-
Accumulation unit value at end of period     $20.641          $17.641          $16.366          $14.232               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.506          $16.273          $14.180          $13.933          $12.558
Accumulation unit value at end of period     $20.443          $17.506          $16.273          $14.180          $13.933
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                1                0
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.757          $10.800          $10.913           $9.617               $-
Accumulation unit value at end of period     $17.197          $12.757          $10.800          $10.913               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87              110              122              163                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.212          $10.354          $10.478           $9.247               $-
Accumulation unit value at end of period     $16.438          $12.212          $10.354          $10.478               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.727          $10.813          $10.964           $9.695               $-
Accumulation unit value at end of period     $17.096          $12.727          $10.813          $10.964               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87               89               25               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.204          $12.086          $12.273          $10.869               $-
Accumulation unit value at end of period     $19.052          $14.204          $12.086          $12.273               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  74               32               26               22                -


                                    APP I-288

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $17.356          $17.545               $-               $-               $-
Accumulation unit value at end of period     $23.246          $17.356               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.231          $10.433          $10.622           $9.430               $-
Accumulation unit value at end of period     $16.366          $12.231          $10.433          $10.622               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               31               28                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.130          $14.627          $14.906          $13.247          $11.562
Accumulation unit value at end of period     $22.898          $17.130          $14.627          $14.906          $13.247
Number of accumulation units outstanding
 at end of period (in thousands)                   5               19                9                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.027          $10.290          $10.507           $9.357           $8.173
Accumulation unit value at end of period     $16.044          $12.027          $10.290          $10.507           $9.357
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               19                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.687          $14.306          $14.637          $13.060               $-
Accumulation unit value at end of period     $22.216          $16.687          $14.306          $14.637               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26               26               20               19                -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.366           $8.057           $8.734           $7.320               $-
Accumulation unit value at end of period     $12.757           $9.366           $8.057           $8.734               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.176           $7.906           $8.582           $7.203               $-
Accumulation unit value at end of period     $12.479           $9.176           $7.906           $8.582               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.090           $7.848           $8.536           $7.179               $-
Accumulation unit value at end of period     $12.339           $9.090           $7.848           $8.536               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                2                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.107           $7.873           $8.577           $7.225               $-
Accumulation unit value at end of period     $12.342           $9.107           $7.873           $8.577               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               42               42               38                -


                                    APP I-289

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.464          $12.281               $-               $-               $-
Accumulation unit value at end of period     $16.867          $12.464               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2               15                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.980           $7.783           $8.500           $7.178               $-
Accumulation unit value at end of period     $12.140           $8.980           $7.783           $8.500               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.301          $10.673          $11.668           $9.862               $-
Accumulation unit value at end of period     $16.614          $12.301          $10.673          $11.668               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               19               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.830           $7.676           $8.409           $7.122               $-
Accumulation unit value at end of period     $11.902           $8.830           $7.676           $8.409               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               12               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.983          $10.438          $11.457           $9.723               $-
Accumulation unit value at end of period     $16.119          $11.983          $10.438          $11.457               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               16               17                -
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.352          $10.098          $10.400           $8.278               $-
Accumulation unit value at end of period     $15.232          $11.352          $10.098          $10.400               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.149          $10.822          $11.163           $8.899               $-
Accumulation unit value at end of period     $16.277          $12.149          $10.822          $11.163               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.130           $9.935          $10.268           $8.202               $-
Accumulation unit value at end of period     $14.882          $11.130           $9.935          $10.268               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.036           $9.866          $10.212           $8.169               $-
Accumulation unit value at end of period     $14.734          $11.036           $9.866          $10.212               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                6                3                -


                                    APP I-290

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $10.943          $10.853               $-               $-               $-
Accumulation unit value at end of period     $14.588          $10.943               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)               -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.720           $9.607           $9.969           $7.995               $-
Accumulation unit value at end of period     $14.277          $10.720           $9.607           $9.969               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.820           $9.707          $10.082           $8.094               $-
Accumulation unit value at end of period     $14.396          $10.820           $9.707          $10.082               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.541           $9.475           $9.862           $7.933               $-
Accumulation unit value at end of period     $13.997          $10.541           $9.475           $9.862               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.579           $9.528           $9.936           $8.009               $-
Accumulation unit value at end of period     $14.018          $10.579           $9.528           $9.936               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                3                -
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.755           $9.325           $9.178           $8.019               $-
Accumulation unit value at end of period     $14.155          $10.755           $9.325           $9.178               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  43               39                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.087           $9.627           $9.489           $8.304               $-
Accumulation unit value at end of period     $14.569          $11.087           $9.627           $9.489               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.299           $8.961           $8.850           $7.760               $-
Accumulation unit value at end of period     $13.507          $10.299           $8.961           $8.850               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               45               46               52                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.845           $9.450           $9.347           $8.208               $-
Accumulation unit value at end of period     $14.201          $10.845           $9.450           $9.347               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34               34               44               45                -


                                    APP I-291

                                                                     YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.65%
Accumulation unit value at beginning of
 period                                      $12.092          $12.208               $-               $-               $-
Accumulation unit value at end of period     $15.811          $12.092               $-               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21                -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.327           $9.021           $8.945           $7.875               $-
Accumulation unit value at end of period     $13.489          $10.327           $9.021           $8.945               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  50               43               39               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.934          $10.435          $10.359           $9.128               $-
Accumulation unit value at end of period     $15.573          $11.934          $10.435          $10.359               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                9               34               49                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.160           $8.902           $8.854           $7.818               $-
Accumulation unit value at end of period     $13.232          $10.160           $8.902           $8.854               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               20               31               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.625          $10.206          $10.171           $8.999               $-
Accumulation unit value at end of period     $15.109          $11.625          $10.206          $10.171               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               20               15                -



(a)  Inception Date January 17, 2013.


                                    APP I-292

                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.


            PROGRAM AND ADMINISTRATIVE CHARGE OF 0.00% -- METHOD TWO
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)



                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.32          $9.63         $10.06
Accumulation unit value at end of period    $11.14         $10.32          $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.37          $9.59         $10.12
Accumulation unit value at end of period    $11.42         $10.37          $9.59
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.21          $9.37          $9.99
Accumulation unit value at end of period    $11.47         $10.21          $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.31          $9.37         $10.09
Accumulation unit value at end of period    $11.85         $10.31          $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.25          $9.21         $10.02
Accumulation unit value at end of period    $12.06         $10.25          $9.21
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.26          $9.14         $10.01
Accumulation unit value at end of period    $12.30         $10.26          $9.14
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.50          $9.31         $10.23
Accumulation unit value at end of period    $12.77         $10.50          $9.31
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.30          $9.09         $10.03
Accumulation unit value at end of period    $12.60         $10.30          $9.09
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                      $7.98          $7.46          $8.45
Accumulation unit value at end of period     $9.56          $7.98          $7.46
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                      $8.44          $7.56          $8.43
Accumulation unit value at end of period    $10.22          $8.44          $7.56
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
Accumulation unit value at beginning of
 period                                     $17.10         $15.23         $17.66
Accumulation unit value at end of period    $21.36         $17.10         $15.23
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                        APP I-293

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL BOND FUND
Accumulation unit value at beginning of
 period                                      $8.62          $8.35          $8.39
Accumulation unit value at end of period     $8.24          $8.62          $8.35
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN HIGH INCOME FUND
Accumulation unit value at beginning of
 period                                      $9.50          $8.60          $9.29
Accumulation unit value at end of period     $9.38          $9.50          $8.60
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
Accumulation unit value at beginning of
 period                                     $14.55         $12.71         $15.37
Accumulation unit value at end of period    $16.31         $14.55         $12.71
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                     $11.52         $10.40         $13.66
Accumulation unit value at end of period    $13.41         $11.52         $10.40
Number of accumulation units outstanding
 at end of period (in thousands)                 1              1              1
ALLIANZGI NFJ DIVIDEND VALUE FUND
Accumulation unit value at beginning of
 period                                     $12.64         $11.37         $11.35
Accumulation unit value at end of period    $15.90         $12.64         $11.37
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of
 period                                     $21.38         $17.94         $22.33
Accumulation unit value at end of period    $23.12         $21.38         $17.94
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN CENTURY DIVERSIFIED BOND FUND
Accumulation unit value at beginning of
 period                                     $11.15         $10.99         $10.76
Accumulation unit value at end of period    $10.55         $11.15         $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN CENTURY EQUITY GROWTH FUND
Accumulation unit value at beginning of
 period                                     $24.47         $21.43         $20.88
Accumulation unit value at end of period    $30.74         $24.47         $21.43
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                      $7.82          $7.27          $7.21
Accumulation unit value at end of period     $8.58          $7.82          $7.27
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN CENTURY GROWTH FUND
Accumulation unit value at beginning of
 period                                     $26.40         $24.19         $25.46
Accumulation unit value at end of period    $32.05         $26.40         $24.19
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN CENTURY MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $13.02         $11.69         $12.58
Accumulation unit value at end of period    $15.73         $13.02         $11.69
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN CENTURY PRIME MONEY MARKET FUND
Accumulation unit value at beginning of
 period                                      $1.00          $1.00          $1.00
Accumulation unit value at end of period     $1.00          $1.00          $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                      $8.47          $7.71          $8.98
Accumulation unit value at end of period     $9.67          $8.47          $7.71
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-294

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
AMERICAN CENTURY VISTA(SM) FUND
Accumulation unit value at beginning of
 period                                     $17.10         $14.84         $16.17
Accumulation unit value at end of period    $24.30         $17.10         $14.84
Number of accumulation units outstanding
 at end of period (in thousands)                 -              0              0
AMERICAN FUNDS AMCAP FUND(R)
Accumulation unit value at beginning of
 period                                     $21.38         $18.56         $18.58
Accumulation unit value at end of period    $26.88         $21.38         $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
Accumulation unit value at beginning of
 period                                     $28.19         $25.72         $25.18
Accumulation unit value at end of period    $34.60         $28.19         $25.72
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
Accumulation unit value at beginning of
 period                                     $52.77         $49.22         $49.92
Accumulation unit value at end of period    $58.55         $52.77         $49.22
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
Accumulation unit value at beginning of
 period                                     $36.99         $31.95         $35.54
Accumulation unit value at end of period    $45.07         $36.99         $31.95
Number of accumulation units outstanding
 at end of period (in thousands)                 2              2              2
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
Accumulation unit value at beginning of
 period                                     $40.45         $34.52         $40.63
Accumulation unit value at end of period    $48.13         $40.45         $34.52
Number of accumulation units outstanding
 at end of period (in thousands)                 0              0              0
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
Accumulation unit value at beginning of
 period                                     $40.70         $35.32         $36.63
Accumulation unit value at end of period    $51.87         $40.70         $35.32
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
Accumulation unit value at beginning of
 period                                     $30.74         $25.74         $28.17
Accumulation unit value at end of period    $36.90         $30.74         $25.74
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(R)
Accumulation unit value at beginning of
 period                                     $12.95         $12.55         $12.19
Accumulation unit value at end of period    $12.40         $12.95         $12.55
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
Accumulation unit value at beginning of
 period                                     $33.89         $28.33         $29.98
Accumulation unit value at end of period    $42.39         $33.89         $28.33
Number of accumulation units outstanding
 at end of period (in thousands)                39             41             47
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
Accumulation unit value at beginning of
 period                                     $18.01         $16.71         $16.50
Accumulation unit value at end of period    $20.58         $18.01         $16.71
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
Accumulation unit value at beginning of
 period                                     $30.09         $27.03         $28.10
Accumulation unit value at end of period    $36.60         $30.09         $27.03
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
Accumulation unit value at beginning of
 period                                     $28.05         $23.48         $25.01
Accumulation unit value at end of period    $37.64         $28.05         $23.48
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                        APP I-295

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
Accumulation unit value at beginning of
 period                                     $31.02         $28.24         $27.06
Accumulation unit value at end of period    $39.18         $31.02         $28.24
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AVE MARIA GROWTH FUND
Accumulation unit value at beginning of
 period                                     $23.71         $20.67         $20.56
Accumulation unit value at end of period    $30.19         $23.71         $20.67
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AVE MARIA OPPORTUNITY FUND
Accumulation unit value at beginning of
 period                                     $11.38         $10.99         $10.85
Accumulation unit value at end of period    $14.08         $11.38         $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
AVE MARIA RISING DIVIDEND FUND
Accumulation unit value at beginning of
 period                                     $13.49         $12.68         $12.51
Accumulation unit value at end of period    $17.56         $13.49         $12.68
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
Accumulation unit value at beginning of
 period                                     $23.75         $20.89         $22.99
Accumulation unit value at end of period    $27.34         $23.75         $20.89
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
BLACKROCK EQUITY DIVIDEND FUND
Accumulation unit value at beginning of
 period                                     $19.89         $18.15         $17.52
Accumulation unit value at end of period    $24.28         $19.89         $18.15
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
BLACKROCK FLEXIBLE EQUITY FUND
Accumulation unit value at beginning of
 period                                     $11.82         $10.74         $11.44
Accumulation unit value at end of period    $14.45         $11.82         $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
Accumulation unit value at beginning of
 period                                     $19.74         $18.16         $19.42
Accumulation unit value at end of period    $21.33         $19.74         $18.16
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
Accumulation unit value at beginning of
 period                                     $32.75         $28.15         $33.50
Accumulation unit value at end of period    $39.85         $32.75         $28.15
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
Accumulation unit value at beginning of
 period                                     $18.59         $16.48         $16.64
Accumulation unit value at end of period    $23.25         $18.59         $16.48
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
BLACKROCK SMALL CAP GROWTH FUND II
Accumulation unit value at beginning of
 period                                     $12.67         $13.22         $13.61
Accumulation unit value at end of period    $14.43         $12.67         $13.22
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
CALAMOS GLOBAL EQUITY FUND
Accumulation unit value at beginning of
 period                                     $13.14         $12.06             $-
Accumulation unit value at end of period    $15.33         $13.14             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
CALVERT BOND PORTFOLIO
Accumulation unit value at beginning of
 period                                     $16.32         $15.78         $15.53
Accumulation unit value at end of period    $15.52         $16.32         $15.78
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-296

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
CALVERT EQUITY PORTFOLIO
Accumulation unit value at beginning of
 period                                     $38.44         $33.33         $35.79
Accumulation unit value at end of period    $48.01         $38.44         $33.33
Number of accumulation units outstanding
 at end of period (in thousands)                 0              0              0
CALVERT INCOME FUND
Accumulation unit value at beginning of
 period                                     $16.61         $15.79         $15.91
Accumulation unit value at end of period    $16.04         $16.61         $15.79
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
CLEARBRIDGE APPRECIATION FUND
Accumulation unit value at beginning of
 period                                     $15.70         $13.82         $14.82
Accumulation unit value at end of period    $19.35         $15.70         $13.82
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
CLEARBRIDGE MID CAP CORE FUND
Accumulation unit value at beginning of
 period                                     $23.17         $20.52         $21.30
Accumulation unit value at end of period    $29.25         $23.17         $20.52
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
CLEARBRIDGE SMALL CAP GROWTH FUND -
 CLASS A
Accumulation unit value at beginning of
 period                                     $20.18         $17.34         $17.24
Accumulation unit value at end of period    $28.38         $20.18         $17.34
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
CLEARBRIDGE SMALL CAP GROWTH FUND -
 CLASS FI
Accumulation unit value at beginning of
 period                                     $20.18             $-             $-
Accumulation unit value at end of period    $28.50             $-             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA ACORN(R) FUND
Accumulation unit value at beginning of
 period                                     $29.36         $26.63         $29.24
Accumulation unit value at end of period    $35.78         $29.36         $26.63
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA CONTRARIAN CORE FUND
Accumulation unit value at beginning of
 period                                     $16.09         $13.72         $14.27
Accumulation unit value at end of period    $20.50         $16.09         $13.72
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                     $10.59          $9.41         $10.09
Accumulation unit value at end of period    $13.68         $10.59          $9.41
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA MARSICO 21ST CENTURY FUND
Accumulation unit value at beginning of
 period                                     $13.31         $11.91         $13.59
Accumulation unit value at end of period    $18.91         $13.31         $11.91
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at beginning of
 period                                     $22.37         $19.98         $20.34
Accumulation unit value at end of period    $24.76         $22.37         $19.98
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $14.80         $12.80         $13.45
Accumulation unit value at end of period    $17.89         $14.80         $12.80
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
Accumulation unit value at beginning of
 period                                      $8.45          $7.18          $7.84
Accumulation unit value at end of period    $10.47          $8.45          $7.18
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-297

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
Accumulation unit value at beginning of
 period                                     $41.15         $40.80         $44.71
Accumulation unit value at end of period    $49.93         $41.15         $40.80
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
Accumulation unit value at beginning of
 period                                     $20.89         $19.39         $20.86
Accumulation unit value at end of period    $25.79         $20.89         $19.39
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA SMALL CAP CORE FUND
Accumulation unit value at beginning of
 period                                     $15.72         $14.42         $15.46
Accumulation unit value at end of period    $19.61         $15.72         $14.42
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
COLUMBIA SMALL CAP VALUE FUND I
Accumulation unit value at beginning of
 period                                     $41.52         $39.11         $44.77
Accumulation unit value at end of period    $47.75         $41.52         $39.11
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                     $34.78         $32.50         $34.34
Accumulation unit value at end of period    $41.41         $34.78         $32.50
Number of accumulation units outstanding
 at end of period (in thousands)                 1              1              2
DELAWARE DIVERSIFIED INCOME FUND
Accumulation unit value at beginning of
 period                                      $9.35          $9.18             $-
Accumulation unit value at end of period     $8.89          $9.35             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
DELAWARE EXTENDED DURATION BOND FUND
Accumulation unit value at beginning of
 period                                      $6.79          $6.50             $-
Accumulation unit value at end of period     $6.23          $6.79             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of
 period                                     $32.94         $29.76         $32.75
Accumulation unit value at end of period    $43.48         $32.94         $29.76
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
DREYFUS BOND MARKET INDEX FUND
Accumulation unit value at beginning of
 period                                     $11.02         $10.97         $10.55
Accumulation unit value at end of period    $10.32         $11.02         $10.97
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                     $28.93         $25.92         $27.88
Accumulation unit value at end of period    $36.75         $28.93         $25.92
Number of accumulation units outstanding
 at end of period (in thousands)                 1              1              1
DREYFUS S&P 500 INDEX FUND
Accumulation unit value at beginning of
 period                                     $38.41         $34.37         $34.58
Accumulation unit value at end of period    $48.85         $38.41         $34.37
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
DREYFUS SMALLCAP STOCK INDEX FUND
Accumulation unit value at beginning of
 period                                     $21.95         $19.74         $20.42
Accumulation unit value at end of period    $29.63         $21.95         $19.74
Number of accumulation units outstanding
 at end of period (in thousands)                 0              0              1
DWS CAPITAL GROWTH FUND
Accumulation unit value at beginning of
 period                                     $58.83         $51.44         $54.46
Accumulation unit value at end of period    $74.01         $58.83         $51.44
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                        APP I-298

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
Accumulation unit value at beginning of
 period                                     $11.37          $9.98         $10.86
Accumulation unit value at end of period    $10.42         $11.37          $9.98
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
DWS GLOBAL GROWTH FUND
Accumulation unit value at beginning of
 period                                     $23.47         $20.10         $23.95
Accumulation unit value at end of period    $29.46         $23.47         $20.10
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
EATON VANCE BALANCED FUND
Accumulation unit value at beginning of
 period                                      $7.57          $6.91          $6.94
Accumulation unit value at end of period     $8.46          $7.57          $6.91
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of
 period                                      $6.00          $5.66          $5.84
Accumulation unit value at end of period     $6.06          $6.00          $5.66
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $19.50         $17.13         $18.22
Accumulation unit value at end of period    $23.91         $19.50         $17.13
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
Accumulation unit value at beginning of
 period                                      $8.81          $8.88          $9.35
Accumulation unit value at end of period    $11.24          $8.81          $8.88
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
Accumulation unit value at beginning of
 period                                     $17.03         $15.40             $-
Accumulation unit value at end of period    $22.96         $17.03             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FEDERATED CLOVER SMALL VALUE FUND
Accumulation unit value at beginning of
 period                                     $20.80         $20.09             $-
Accumulation unit value at end of period    $25.91         $20.80             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FEDERATED EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of
 period                                     $19.26             $-             $-
Accumulation unit value at end of period    $23.86             $-             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FEDERATED KAUFMANN FUND
Accumulation unit value at beginning of
 period                                      $5.02          $4.65          $5.50
Accumulation unit value at end of period     $6.17          $5.02          $4.65
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
Accumulation unit value at beginning of
 period                                     $38.52         $29.86         $33.82
Accumulation unit value at end of period    $52.39         $38.52         $29.86
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of
 period                                     $50.61         $44.64         $44.64
Accumulation unit value at end of period    $65.18         $50.61         $44.64
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FRANKLIN HIGH INCOME FUND
Accumulation unit value at beginning of
 period                                      $2.09          $1.94          $2.00
Accumulation unit value at end of period     $2.11          $2.09          $1.94
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-299

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
FRANKLIN INCOME FUND
Accumulation unit value at beginning of
 period                                      $2.24          $2.10          $2.18
Accumulation unit value at end of period     $2.42          $2.24          $2.10
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $46.45         $40.94         $44.60
Accumulation unit value at end of period    $59.50         $46.45         $40.94
Number of accumulation units outstanding
 at end of period (in thousands)                 0              0              0
FRANKLIN STRATEGIC INCOME FUND
Accumulation unit value at beginning of
 period                                     $10.68         $10.09         $10.42
Accumulation unit value at end of period    $10.46         $10.68         $10.09
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
Accumulation unit value at beginning of
 period                                     $14.06         $13.33         $13.74
Accumulation unit value at end of period    $14.65         $14.06         $13.33
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
Accumulation unit value at beginning of
 period                                     $15.81         $14.53         $15.25
Accumulation unit value at end of period    $18.40         $15.81         $14.53
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
Accumulation unit value at beginning of
 period                                     $14.59         $13.68         $14.21
Accumulation unit value at end of period    $15.79         $14.59         $13.68
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                     $10.33         $10.04         $10.07
Accumulation unit value at end of period     $9.85         $10.33         $10.04
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FROST DIVIDEND VALUE EQUITY FUND
Accumulation unit value at beginning of
 period                                      $9.04          $8.81          $9.22
Accumulation unit value at end of period    $10.82          $9.04          $8.81
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
FROST GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                     $10.85          $9.65          $9.70
Accumulation unit value at end of period    $13.53         $10.85          $9.65
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
Accumulation unit value at beginning of
 period                                      $8.95          $8.79          $9.51
Accumulation unit value at end of period     $9.12          $8.95          $8.79
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of
 period                                     $15.08         $15.42         $14.99
Accumulation unit value at end of period    $14.52         $15.08         $15.42
Number of accumulation units outstanding
 at end of period (in thousands)                 1              1              1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                     $22.91         $20.66         $22.96
Accumulation unit value at end of period    $27.94         $22.91         $20.66
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $7.29          $6.85          $7.28
Accumulation unit value at end of period     $7.12          $7.29          $6.85
Number of accumulation units outstanding
 at end of period (in thousands)                 7              2              3


                                    APP I-300

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $12.66         $10.74         $11.79
Accumulation unit value at end of period    $16.68         $12.66         $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $39.03         $33.36         $38.95
Accumulation unit value at end of period    $44.08         $39.03         $33.36
Number of accumulation units outstanding
 at end of period (in thousands)                36             35             41
GOLDMAN SACHS SATELLITE STRATEGIES
Accumulation unit value at beginning of
 period                                      $8.22          $7.39          $8.42
Accumulation unit value at end of period     $8.16          $8.22          $7.39
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $42.31         $38.90         $39.49
Accumulation unit value at end of period    $53.23         $42.31         $38.90
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $15.47         $13.46         $14.74
Accumulation unit value at end of period    $19.94         $15.47         $13.46
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of
 period                                     $12.63         $11.16         $13.10
Accumulation unit value at end of period    $16.91         $12.63         $11.16
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO AMERICAN VALUE FUND
Accumulation unit value at beginning of
 period                                     $31.77         $27.27         $27.19
Accumulation unit value at end of period    $39.55         $31.77         $27.27
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO COMSTOCK FUND
Accumulation unit value at beginning of
 period                                     $17.81         $15.21         $15.73
Accumulation unit value at end of period    $23.77         $17.81         $15.21
Number of accumulation units outstanding
 at end of period (in thousands)               137            154            178
INVESCO DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                     $33.85         $28.53         $33.10
Accumulation unit value at end of period    $32.38         $33.85         $28.53
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                      $9.19          $8.32          $8.59
Accumulation unit value at end of period    $10.66          $9.19          $8.32
Number of accumulation units outstanding
 at end of period (in thousands)               263            265            301
INVESCO GLOBAL CORE EQUITY FUND
Accumulation unit value at beginning of
 period                                     $12.76         $11.49         $14.16
Accumulation unit value at end of period    $15.36         $12.76         $11.49
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO GROWTH AND INCOME FUND
Accumulation unit value at beginning of
 period                                     $20.94         $18.57         $19.22
Accumulation unit value at end of period    $27.02         $20.94         $18.57
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                     $28.84         $25.30         $27.56
Accumulation unit value at end of period    $33.85         $28.84         $25.30
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                        APP I-301

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
INVESCO MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $28.02         $25.07         $29.76
Accumulation unit value at end of period    $37.45         $28.02         $25.07
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                     $24.42         $22.89         $21.45
Accumulation unit value at end of period    $21.68         $24.42         $22.89
Number of accumulation units outstanding
 at end of period (in thousands)                 2              2              2
INVESCO SMALL CAP DISCOVERY FUND
Accumulation unit value at beginning of
 period                                     $10.09          $9.63         $11.09
Accumulation unit value at end of period    $11.87         $10.09          $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                     $13.24         $12.19         $12.24
Accumulation unit value at end of period    $17.00         $13.24         $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $30.00         $27.71         $28.59
Accumulation unit value at end of period    $39.68         $30.00         $27.71
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
INVESCO SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $16.36         $15.43         $18.02
Accumulation unit value at end of period    $21.66         $16.36         $15.43
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
IVY ASSET STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $25.93         $22.30         $24.45
Accumulation unit value at end of period    $32.08         $25.93         $22.30
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
IVY GLOBAL NATURAL RESOURCES FUND
Accumulation unit value at beginning of
 period                                     $17.21         $17.20         $21.88
Accumulation unit value at end of period    $18.62         $17.21         $17.20
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $14.81         $13.43         $13.16
Accumulation unit value at end of period    $17.95         $14.81         $13.43
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
IVY SCIENCE & TECHNOLOGY FUND
Accumulation unit value at beginning of
 period                                     $36.86         $29.26         $32.82
Accumulation unit value at end of period    $54.67         $36.86         $29.26
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JANUS BALANCED FUND
Accumulation unit value at beginning of
 period                                     $26.22         $24.48         $25.09
Accumulation unit value at end of period    $29.96         $26.22         $24.48
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JANUS ENTERPRISE FUND
Accumulation unit value at beginning of
 period                                     $65.32         $57.60         $58.84
Accumulation unit value at end of period    $80.63         $65.32         $57.60
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JANUS FORTY FUND
Accumulation unit value at beginning of
 period                                     $37.95         $30.77         $33.29
Accumulation unit value at end of period    $40.48         $37.95         $30.77
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-302

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
JANUS OVERSEAS FUND
Accumulation unit value at beginning of
 period                                     $34.03         $31.28         $50.54
Accumulation unit value at end of period    $36.73         $34.03         $31.28
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN CORE BOND FUND
Accumulation unit value at beginning of
 period                                     $12.07         $11.85         $11.47
Accumulation unit value at end of period    $11.48         $12.07         $11.85
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN PRIME MONEY MARKET FUND
Accumulation unit value at beginning of
 period                                      $1.00          $1.00          $1.00
Accumulation unit value at end of period     $1.00          $1.00          $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                     $34.76         $32.77         $33.79
Accumulation unit value at end of period    $44.63         $34.76         $32.77
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $10.81         $10.55         $11.17
Accumulation unit value at end of period    $14.43         $10.81         $10.55
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $20.58         $17.27         $18.20
Accumulation unit value at end of period    $27.05         $20.58         $17.27
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
Accumulation unit value at beginning of
 period                                     $15.88         $14.77         $15.61
Accumulation unit value at end of period    $16.63         $15.88         $14.77
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
Accumulation unit value at beginning of
 period                                     $16.10         $14.66         $15.80
Accumulation unit value at end of period    $17.23         $16.10         $14.66
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
Accumulation unit value at beginning of
 period                                     $16.25         $14.55         $15.90
Accumulation unit value at end of period    $17.85         $16.25         $14.55
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
Accumulation unit value at beginning of
 period                                     $15.39         $13.58         $15.22
Accumulation unit value at end of period    $17.22         $15.39         $13.58
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
Accumulation unit value at beginning of
 period                                     $16.08         $14.04         $15.99
Accumulation unit value at end of period    $18.50         $16.08         $14.04
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
Accumulation unit value at beginning of
 period                                     $15.20         $13.16         $15.21
Accumulation unit value at end of period    $17.68         $15.20         $13.16
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
Accumulation unit value at beginning of
 period                                     $16.07         $13.89         $16.01
Accumulation unit value at end of period    $18.96         $16.07         $13.89
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-303

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
Accumulation unit value at beginning of
 period                                     $15.28         $13.20         $15.25
Accumulation unit value at end of period    $17.92         $15.28         $13.20
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
Accumulation unit value at beginning of
 period                                     $15.27         $13.20         $15.27
Accumulation unit value at end of period    $17.89         $15.27         $13.20
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
Accumulation unit value at beginning of
 period                                     $16.41         $15.66             $-
Accumulation unit value at end of period    $19.58         $16.41             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
Accumulation unit value at beginning of
 period                                     $16.37         $15.24         $16.09
Accumulation unit value at end of period    $17.14         $16.37         $15.24
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN U.S. EQUITY FUND
Accumulation unit value at beginning of
 period                                     $11.21          $9.90         $10.25
Accumulation unit value at end of period    $14.07         $11.21          $9.90
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
JPMORGAN U.S. REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                     $15.87         $16.16         $15.55
Accumulation unit value at end of period    $15.45         $15.87         $16.16
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $15.53         $14.43         $15.14
Accumulation unit value at end of period    $15.78         $15.53         $14.43
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $14.90         $13.81         $14.33
Accumulation unit value at end of period    $15.62         $14.90         $13.81
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $17.69         $16.18         $16.97
Accumulation unit value at end of period    $18.98         $17.69         $16.18
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH 2055 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $12.73         $11.46             $-
Accumulation unit value at end of period    $14.62         $12.73             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH(R) 2025 PORTFOLIO
Accumulation unit value at beginning of
 period                                     $12.19         $11.29             $-
Accumulation unit value at end of period    $13.10         $12.19             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH(R) 2035 PORTFOLIO
Accumulation unit value at beginning of
 period                                     $12.51         $11.45             $-
Accumulation unit value at end of period    $13.77         $12.51             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH(R) 2045 PORTFOLIO
Accumulation unit value at beginning of
 period                                     $12.75         $11.55             $-
Accumulation unit value at end of period    $14.39         $12.75             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                        APP I-304

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
LIFEPATH(R) 2050 PORTFOLIO
Accumulation unit value at beginning of
 period                                     $19.17         $17.15         $18.58
Accumulation unit value at end of period    $21.36         $19.17         $17.15
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                     $10.84         $10.50         $10.71
Accumulation unit value at end of period    $10.69         $10.84         $10.50
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LKCM AQUINAS GROWTH FUND
Accumulation unit value at beginning of
 period                                     $18.53         $16.86         $16.61
Accumulation unit value at end of period    $21.44         $18.53         $16.86
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LKCM AQUINAS VALUE FUND
Accumulation unit value at beginning of
 period                                     $14.18         $12.72         $12.68
Accumulation unit value at end of period    $17.99         $14.18         $12.72
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LOOMIS SAYLES BOND FUND
Accumulation unit value at beginning of
 period                                     $15.01         $13.84         $14.18
Accumulation unit value at end of period    $15.05         $15.01         $13.84
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT AFFILIATED FUND, INC.
Accumulation unit value at beginning of
 period                                     $12.02         $10.54         $11.58
Accumulation unit value at end of period    $15.57         $12.02         $10.54
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT CLASSIC STOCK FUND
Accumulation unit value at beginning of
 period                                     $30.56         $26.90         $29.59
Accumulation unit value at end of period    $15.19         $30.56         $26.90
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT DEVELOPING GROWTH FUND
Accumulation unit value at beginning of
 period                                     $19.92         $19.65         $21.30
Accumulation unit value at end of period    $25.77         $19.92         $19.65
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT FUNDAMENTAL EQUITY FUND
Accumulation unit value at beginning of
 period                                     $13.16         $12.11         $12.92
Accumulation unit value at end of period    $15.31         $13.16         $12.11
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                     $19.48         $17.12         $22.63
Accumulation unit value at end of period    $22.35         $19.48         $17.12
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
Accumulation unit value at beginning of
 period                                     $11.76         $10.49         $12.21
Accumulation unit value at end of period    $14.11         $11.76         $10.49
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                     $10.77         $10.57         $10.69
Accumulation unit value at end of period    $10.30         $10.77         $10.57
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
LORD ABBETT VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                     $16.58         $15.11         $15.83
Accumulation unit value at end of period    $20.60         $16.58         $15.11
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-305

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS TRUST
Accumulation unit value at beginning of
 period                                     $21.34         $18.56         $19.10
Accumulation unit value at end of period    $27.53         $21.34         $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) EMERGING MARKETS DEBT FUND
Accumulation unit value at beginning of
 period                                     $16.37         $14.56         $14.54
Accumulation unit value at end of period    $14.56         $16.37         $14.56
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of
 period                                     $10.48         $10.58         $10.16
Accumulation unit value at end of period     $9.92         $10.48         $10.58
Number of accumulation units outstanding
 at end of period (in thousands)                 0              -              -
MFS(R) GROWTH FUND
Accumulation unit value at beginning of
 period                                     $48.56         $41.46         $43.54
Accumulation unit value at end of period    $65.15         $48.56         $41.46
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                     $24.88         $21.12         $23.95
Accumulation unit value at end of period    $27.93         $24.88         $21.12
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of
 period                                     $26.92         $23.65         $24.52
Accumulation unit value at end of period    $33.57         $26.92         $23.65
Number of accumulation units outstanding
 at end of period (in thousands)                21             23             27
MFS(R) NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                     $20.93         $17.32         $27.00
Accumulation unit value at end of period    $26.90         $20.93         $17.32
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of
 period                                     $11.11         $10.69         $10.43
Accumulation unit value at end of period    $10.67         $11.11         $10.69
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) RESEARCH INTERNATIONAL FUND
Accumulation unit value at beginning of
 period                                     $15.11         $13.19         $15.08
Accumulation unit value at end of period    $17.69         $15.11         $13.19
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) TECHNOLOGY FUND
Accumulation unit value at beginning of
 period                                     $16.91         $14.80         $14.63
Accumulation unit value at end of period    $22.87         $16.91         $14.80
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                     $15.22         $14.02         $14.11
Accumulation unit value at end of period    $17.58         $15.22         $14.02
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of
 period                                     $18.60         $16.93         $16.40
Accumulation unit value at end of period    $20.84         $18.60         $16.93
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MFS(R) VALUE FUND
Accumulation unit value at beginning of
 period                                     $25.28         $22.32         $22.75
Accumulation unit value at end of period    $33.11         $25.28         $22.32
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-306

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
-------------------------------------------------------------------------------------
MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                     $31.94         $27.60         $27.89
Accumulation unit value at end of period    $41.81         $31.94         $27.60
Number of accumulation units outstanding
 at end of period (in thousands)                 0              0              0
MUTUAL BEACON FUND
Accumulation unit value at beginning of
 period                                     $13.28         $11.61         $12.24
Accumulation unit value at end of period    $16.80         $13.28         $11.61
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MUTUAL GLOBAL DISCOVERY FUND
Accumulation unit value at beginning of
 period                                     $28.27         $27.14         $29.19
Accumulation unit value at end of period    $33.24         $28.27         $27.14
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
MUTUAL SHARES FUND
Accumulation unit value at beginning of
 period                                     $22.31         $19.81         $20.64
Accumulation unit value at end of period    $28.12         $22.31         $19.81
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
Accumulation unit value at beginning of
 period                                     $18.34         $16.70         $17.37
Accumulation unit value at end of period    $22.75         $18.34         $16.70
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NUVEEN EQUITY INDEX FUND
Accumulation unit value at beginning of
 period                                     $22.00         $19.89         $21.48
Accumulation unit value at end of period    $26.40         $22.00         $19.89
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                     $40.23         $37.83         $40.66
Accumulation unit value at end of period    $45.36         $40.23         $37.83
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NUVEEN MID CAP INDEX FUND
Accumulation unit value at beginning of
 period                                     $13.78         $12.24         $13.05
Accumulation unit value at end of period    $17.48         $13.78         $12.24
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NUVEEN SANTA BARBARA DIVIDEND GROWTH
 FUND
Accumulation unit value at beginning of
 period                                     $28.03             $-             $-(a)
Accumulation unit value at end of period    $33.10             $-             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NUVEEN SMALL CAP INDEX FUND
Accumulation unit value at beginning of
 period                                     $11.51         $10.42         $12.13
Accumulation unit value at end of period    $14.96         $11.51         $10.42
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NUVEEN SMALL CAP SELECT FUND
Accumulation unit value at beginning of
 period                                     $11.90         $12.61         $13.20
Accumulation unit value at end of period    $14.28         $11.90         $12.61
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
Accumulation unit value at beginning of
 period                                     $21.13         $21.50         $27.22
Accumulation unit value at end of period    $25.15         $21.13         $21.50
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                     $35.29         $29.32         $36.47
Accumulation unit value at end of period    $38.02         $35.29         $29.32
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-307

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
-------------------------------------------------------------------------------------
OPPENHEIMER EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of
 period                                     $25.51         $23.38             $-
Accumulation unit value at end of period    $31.49         $25.51             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of
 period                                     $64.50         $54.04         $60.37
Accumulation unit value at end of period    $78.78         $64.50         $54.04
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
Accumulation unit value at beginning of
 period                                      $4.36          $4.07          $4.29
Accumulation unit value at end of period     $4.13          $4.36          $4.07
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Accumulation unit value at beginning of
 period                                     $31.51         $34.68         $49.84
Accumulation unit value at end of period    $16.44         $31.51         $34.68
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of
 period                                      $6.58          $6.21          $6.56
Accumulation unit value at end of period     $6.08          $6.58          $6.21
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
Accumulation unit value at beginning of
 period                                     $12.06         $10.32             $-
Accumulation unit value at end of period    $14.89         $12.06             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                     $30.88         $25.69         $28.06
Accumulation unit value at end of period    $38.35         $30.88         $25.69
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER MAIN STREET SELECT FUND(R)
Accumulation unit value at beginning of
 period                                     $14.25         $12.37         $12.77
Accumulation unit value at end of period    $18.35         $14.25         $12.37
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
Accumulation unit value at beginning of
 period                                     $22.98         $19.84         $20.43
Accumulation unit value at end of period    $30.64         $22.98         $19.84
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                     $22.83         $20.11         $18.75
Accumulation unit value at end of period    $23.13         $22.83         $20.11
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $32.41         $29.63         $32.04
Accumulation unit value at end of period    $44.35         $32.41         $29.63
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PERKINS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $21.28         $20.17         $22.54
Accumulation unit value at end of period    $23.34         $21.28         $20.17
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                     $12.27         $11.79         $11.36
Accumulation unit value at end of period    $10.97         $12.27         $11.79
Number of accumulation units outstanding
 at end of period (in thousands)                 7             10              9


                                    APP I-308

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
-------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                     $11.24         $10.87         $10.85
Accumulation unit value at end of period    $10.69         $11.24         $10.87
Number of accumulation units outstanding
 at end of period (in thousands)                39             43             56
PIMCO TOTAL RETURN III FUND
Accumulation unit value at beginning of
 period                                      $9.89          $9.64             $-
Accumulation unit value at end of period     $9.38          $9.89             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER DISCIPLINED VALUE FUND
Accumulation unit value at beginning of
 period                                     $18.26         $17.03         $18.15
Accumulation unit value at end of period    $19.58         $18.26         $17.03
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER EMERGING MARKETS FUND
Accumulation unit value at beginning of
 period                                     $24.52         $22.22         $30.84
Accumulation unit value at end of period    $23.90         $24.52         $22.22
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                     $27.98         $26.44         $25.35
Accumulation unit value at end of period    $34.13         $27.98         $26.44
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER FUND
Accumulation unit value at beginning of
 period                                     $32.45         $38.62         $40.96
Accumulation unit value at end of period    $39.18         $32.45         $38.62
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER FUNDAMENTAL GROWTH FUND
Accumulation unit value at beginning of
 period                                     $13.72             $-             $-(a)
Accumulation unit value at end of period    $16.76             $-             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $21.61         $19.66         $21.13
Accumulation unit value at end of period    $25.74         $21.61         $19.66
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $29.78         $27.77         $28.98
Accumulation unit value at end of period    $39.39         $29.78         $27.77
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of
 period                                     $11.28         $10.63         $10.94
Accumulation unit value at end of period    $10.81         $11.28         $10.63
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PRUDENTIAL JENNISON 20/20 FOCUS FUND
Accumulation unit value at beginning of
 period                                     $15.96         $14.87         $15.89
Accumulation unit value at end of period    $17.15         $15.96         $14.87
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
Accumulation unit value at beginning of
 period                                     $31.23         $27.79         $27.38
Accumulation unit value at end of period    $38.84         $31.23         $27.79
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
Accumulation unit value at beginning of
 period                                     $45.09         $48.49             $-
Accumulation unit value at end of period    $49.49         $45.09             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-309

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                     $16.99         $15.01         $15.05
Accumulation unit value at end of period    $20.47         $16.99         $15.01
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PUTNAM HIGH YIELD ADVANTAGE FUND
Accumulation unit value at beginning of
 period                                      $6.16          $5.72          $5.97
Accumulation unit value at end of period     $6.20          $6.16          $5.72
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                     $32.86         $27.21         $35.67
Accumulation unit value at end of period    $40.17         $32.86         $27.21
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
Accumulation unit value at beginning of
 period                                     $14.14         $12.37         $13.72
Accumulation unit value at end of period    $16.65         $14.14         $12.37
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
Accumulation unit value at beginning of
 period                                     $11.66          $9.75         $11.79
Accumulation unit value at end of period    $13.51         $11.66          $9.75
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
Accumulation unit value at beginning of
 period                                     $13.60         $12.19         $13.51
Accumulation unit value at end of period    $17.55         $13.60         $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RIDGEWORTH TOTAL RETURN BOND FUND
Accumulation unit value at beginning of
 period                                     $11.23         $11.13         $10.75
Accumulation unit value at end of period    $10.59         $11.23         $11.13
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ROYCE TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                     $10.53          $9.90         $10.31
Accumulation unit value at end of period    $12.40         $10.53          $9.90
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ROYCE VALUE FUND
Accumulation unit value at beginning of
 period                                      $9.14          $8.95         $10.54
Accumulation unit value at end of period    $10.65          $9.14          $8.95
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
Accumulation unit value at beginning of
 period                                     $10.87          $9.92         $10.42
Accumulation unit value at end of period    $11.97         $10.87          $9.92
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                     $10.90         $10.39         $10.45
Accumulation unit value at end of period    $10.84         $10.90         $10.39
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                      $9.55          $8.43          $9.17
Accumulation unit value at end of period    $11.20          $9.55          $8.43
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
Accumulation unit value at beginning of
 period                                     $10.31          $9.25          $9.93
Accumulation unit value at end of period    $11.76         $10.31          $9.25
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                        APP I-310

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
Accumulation unit value at beginning of
 period                                     $11.04         $10.29         $10.55
Accumulation unit value at end of period    $11.58         $11.04         $10.29
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
T. ROWE PRICE EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                     $26.36         $22.98         $23.60
Accumulation unit value at end of period    $32.72         $26.36         $22.98
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
T. ROWE PRICE GROWTH STOCK FUND
Accumulation unit value at beginning of
 period                                     $36.78         $31.08         $31.54
Accumulation unit value at end of period    $50.94         $36.78         $31.08
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of
 period                                      $6.87          $5.92          $6.98
Accumulation unit value at end of period     $8.31          $6.87          $5.92
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TEMPLETON GLOBAL BOND FUND
Accumulation unit value at beginning of
 period                                     $13.38         $12.41         $13.59
Accumulation unit value at end of period    $13.14         $13.38         $12.41
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Accumulation unit value at beginning of
 period                                     $18.72         $15.57         $17.72
Accumulation unit value at end of period    $23.32         $18.72         $15.57
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD BALANCED ALLOCATION FUND
Accumulation unit value at beginning of
 period                                     $11.94         $10.98         $11.33
Accumulation unit value at end of period    $12.95         $11.94         $10.98
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD BALANCED INCOME FUND
Accumulation unit value at beginning of
 period                                     $12.15         $11.20         $11.25
Accumulation unit value at end of period    $13.11         $12.15         $11.20
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                     $36.88         $30.86         $37.05
Accumulation unit value at end of period    $50.21         $36.88         $30.86
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD CAPITAL APPRECIATION II
 FUND
Accumulation unit value at beginning of
 period                                     $14.72         $12.45         $14.07
Accumulation unit value at end of period    $19.81         $14.72         $12.45
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD CHECKS AND BALANCES FUND
Accumulation unit value at beginning of
 period                                      $9.96          $9.04          $9.54
Accumulation unit value at end of period    $11.18          $9.96          $9.04
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
Accumulation unit value at beginning of
 period                                     $10.95         $10.56         $10.63
Accumulation unit value at end of period    $10.68         $10.95         $10.56
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD DIVIDEND AND GROWTH FUND
Accumulation unit value at beginning of
 period                                     $20.86         $19.10         $19.23
Accumulation unit value at end of period    $25.21         $20.86         $19.10
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-311

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
THE HARTFORD EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                     $14.72         $13.44         $12.80
Accumulation unit value at end of period    $18.11         $14.72         $13.44
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD GLOBAL ALL-ASSET FUND
Accumulation unit value at beginning of
 period                                     $11.42         $10.35         $11.58
Accumulation unit value at end of period    $12.57         $11.42         $10.35
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD GROWTH ALLOCATION FUND
Accumulation unit value at beginning of
 period                                     $12.24         $10.88         $11.49
Accumulation unit value at end of period    $14.64         $12.24         $10.88
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                     $31.70         $25.10         $27.69
Accumulation unit value at end of period    $41.15         $31.70         $25.10
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD HEALTHCARE FUND
Accumulation unit value at beginning of
 period                                     $21.37         $17.82         $16.53
Accumulation unit value at end of period    $31.95         $21.37         $17.82
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $7.62          $7.37             $-
Accumulation unit value at end of period     $7.65          $7.62             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD INFLATION PLUS FUND
Accumulation unit value at beginning of
 period                                     $12.18         $11.95         $11.32
Accumulation unit value at end of period    $10.64         $12.18         $11.95
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
Accumulation unit value at beginning of
 period                                     $15.48         $13.17         $15.49
Accumulation unit value at end of period    $17.86         $15.48         $13.17
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
Accumulation unit value at beginning of
 period                                     $13.80         $11.15         $14.32
Accumulation unit value at end of period    $18.35         $13.80         $11.15
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD MIDCAP FUND
Accumulation unit value at beginning of
 period                                     $21.71         $19.38         $23.93
Accumulation unit value at end of period    $28.08         $21.71         $19.38
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD MIDCAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $13.59         $11.05         $13.28
Accumulation unit value at end of period    $16.56         $13.59         $11.05
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD MONEY MARKET FUND
Accumulation unit value at beginning of
 period                                      $1.00          $1.00          $1.00
Accumulation unit value at end of period     $1.00          $1.00          $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD SMALL COMPANY FUND
Accumulation unit value at beginning of
 period                                     $20.13         $18.71         $20.67
Accumulation unit value at end of period    $25.96         $20.13         $18.71
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                        APP I-312

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2010 FUND
Accumulation unit value at beginning of
 period                                      $9.96          $9.55          $9.71
Accumulation unit value at end of period    $10.02          $9.96          $9.55
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2015 FUND
Accumulation unit value at beginning of
 period                                     $13.61         $12.83         $13.41
Accumulation unit value at end of period    $13.99         $13.61         $12.83
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2020 FUND
Accumulation unit value at beginning of
 period                                     $10.82         $10.12         $10.42
Accumulation unit value at end of period    $11.42         $10.82         $10.12
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2025 FUND
Accumulation unit value at beginning of
 period                                     $14.07         $12.98         $13.67
Accumulation unit value at end of period    $15.40         $14.07         $12.98
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2030 FUND
Accumulation unit value at beginning of
 period                                      $9.77          $9.04          $9.40
Accumulation unit value at end of period    $10.86          $9.77          $9.04
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2035 FUND
Accumulation unit value at beginning of
 period                                     $14.42         $12.95         $13.94
Accumulation unit value at end of period    $16.52         $14.42         $12.95
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2040 FUND
Accumulation unit value at beginning of
 period                                     $14.59         $13.13         $14.08
Accumulation unit value at end of period    $16.71         $14.59         $13.13
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2045 FUND
Accumulation unit value at beginning of
 period                                     $14.10         $12.66         $14.11
Accumulation unit value at end of period    $16.24         $14.10         $12.66
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TARGET RETIREMENT 2050 FUND
Accumulation unit value at beginning of
 period                                     $14.21         $12.70         $14.08
Accumulation unit value at end of period    $16.32         $14.21         $12.70
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD TOTAL RETURN BOND FUND
Accumulation unit value at beginning of
 period                                     $11.02         $10.90         $10.64
Accumulation unit value at end of period    $10.56         $11.02         $10.90
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THE HARTFORD VALUE FUND
Accumulation unit value at beginning of
 period                                     $11.69         $10.93         $11.35
Accumulation unit value at end of period    $12.56         $11.69         $10.93
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THORNBURG CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                     $19.23         $15.83         $15.61
Accumulation unit value at end of period    $27.42         $19.23         $15.83
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of
 period                                     $27.33         $23.95         $27.92
Accumulation unit value at end of period    $31.24         $27.33         $23.95
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-313

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
THORNBURG VALUE FUND
Accumulation unit value at beginning of
 period                                     $32.43         $29.27         $33.81
Accumulation unit value at end of period    $45.30         $32.43         $29.27
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TIAA-CREF BOND INDEX FUND
Accumulation unit value at beginning of
 period                                     $11.00         $10.80             $-
Accumulation unit value at end of period    $10.54         $11.00             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TIAA-CREF EQUITY INDEX FUND
Accumulation unit value at beginning of
 period                                     $10.96          $9.95             $-
Accumulation unit value at end of period    $14.33         $10.96             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
Accumulation unit value at beginning of
 period                                     $14.61         $13.30             $-
Accumulation unit value at end of period    $19.15         $14.61             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
Accumulation unit value at beginning of
 period                                     $13.08         $12.11             $-
Accumulation unit value at end of period    $16.52         $13.08             $-
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $15.05         $13.34         $13.27
Accumulation unit value at end of period    $18.48         $15.05         $13.34
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
UBS DYNAMIC ALPHA FUND
Accumulation unit value at beginning of
 period                                      $6.77          $6.04          $6.14
Accumulation unit value at end of period     $7.15          $6.77          $6.04
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
UBS GLOBAL ALLOCATION FUND
Accumulation unit value at beginning of
 period                                      $9.64          $8.78          $9.98
Accumulation unit value at end of period    $10.50          $9.64          $8.78
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                     $16.65         $14.46         $15.61
Accumulation unit value at end of period    $21.82         $16.65         $14.46
Number of accumulation units outstanding
 at end of period (in thousands)                 0              0              0
VICTORY ESTABLISHED VALUE FUND
Accumulation unit value at beginning of
 period                                     $27.49         $25.35         $26.18
Accumulation unit value at end of period    $34.43         $27.49         $25.35
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
VICTORY SMALL COMPANY OPPORTUNITY FUND
Accumulation unit value at beginning of
 period                                     $32.30         $30.24         $30.06
Accumulation unit value at end of period    $40.22         $32.30         $30.24
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                     $16.03         $14.55         $16.29
Accumulation unit value at end of period    $20.95         $16.03         $14.55
Number of accumulation units outstanding
 at end of period (in thousands)                 0              0              0
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
Accumulation unit value at beginning of
 period                                     $12.82         $11.92         $12.01
Accumulation unit value at end of period    $14.03         $12.82         $11.92
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -


                                    APP I-314

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2013           2012           2011
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
Accumulation unit value at beginning of
 period                                     $21.60         $19.26         $22.86
Accumulation unit value at end of period    $21.04         $21.60         $19.26
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
Accumulation unit value at beginning of
 period                                     $10.18          $9.20         $10.92
Accumulation unit value at end of period    $11.99         $10.18          $9.20
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
Accumulation unit value at beginning of
 period                                     $14.34         $13.50         $11.88
Accumulation unit value at end of period    $16.56         $14.34         $13.50
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
Accumulation unit value at beginning of
 period                                     $22.30         $19.73         $20.71
Accumulation unit value at end of period    $26.58         $22.30         $19.73
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of
 period                                     $15.19         $13.10         $14.20
Accumulation unit value at end of period    $20.69         $15.19         $13.10
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
Accumulation unit value at beginning of
 period                                     $25.89         $25.89         $27.84
Accumulation unit value at end of period    $28.84         $25.89         $25.89
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of
 period                                     $29.56         $26.09         $26.08
Accumulation unit value at end of period    $38.35         $29.56         $26.09
Number of accumulation units outstanding
 at end of period (in thousands)                 -              -              -



(a)  Inception Date January 17, 2013.


                                    APP I-315

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  HARTFORD 403(B) CORNERSTONE INNOVATIONS
  ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE
  INSURANCE COMPANY



    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



Alger Capital Appreciation Institutional Fund -- Class I
Alger Mid Cap Growth Institutional Fund -- Class I
AllianceBernstein 2010 Retirement Strategy Fund -- Class A
AllianceBernstein 2015 Retirement Strategy Fund -- Class A
AllianceBernstein 2020 Retirement Strategy Fund -- Class A
AllianceBernstein 2025 Retirement Strategy Fund -- Class A
AllianceBernstein 2030 Retirement Strategy Fund -- Class A
AllianceBernstein 2035 Retirement Strategy Fund -- Class A
AllianceBernstein 2040 Retirement Strategy Fund -- Class A
AllianceBernstein 2045 Retirement Strategy Fund -- Class A
AllianceBernstein 2050 Retirement Strategy Fund -- Class A
AllianceBernstein 2055 Retirement Strategy Fund -- Class A
AllianceBernstein Discovery Value Fund -- Class A
AllianceBernstein International Growth Fund -- Class A
AllianceBernstein International Value Fund -- Class A
AllianzGI NFJ Dividend Value Fund -- Class A
AllianzGI NFJ International Value Fund -- Class A
American Century Diversified Bond Fund -- Class A
American Century Equity Income Fund -- Class A
American Century Growth Fund -- Class A
American Century Mid Cap Value Fund -- Class A
American Century Prime Money Market Fund -- Class A
American Century Small Cap Value Fund -- Class A
American Funds AMCAP Fund(R) -- Class R3
American Funds American Mutual Fund(R) -- Class R3
American Funds Capital Income Builder(R) -- Class R3
American Funds Capital World Growth and Income FundSM -- Class R3
American Funds EuroPacific Growth Fund(R) -- Class R3
American Funds Fundamental Investors FundSM -- Class R3
American Funds New Perspective Fund(R) -- Class R3
American Funds The Growth Fund of America(R) -- Class R3
American Funds The Income Fund of America(R) -- Class R3
American Funds The Investment Company of America(R) -- Class R3
American Funds The New Economy Fund(R) -- Class R3
American Funds Washington Mutual Investors FundSM -- Class R3
Ave Maria Growth Fund
Ave Maria Opportunity Fund
Ave Maria Rising Dividend Fund
BlackRock Capital Appreciation Fund, Inc. -- Investor A
BlackRock Equity Dividend Fund -- Investor A
BlackRock Flexible Equity Fund -- Investor A
BlackRock Global Allocation Fund, Inc. -- Investor A
BlackRock International Opportunity Fund -- Class A
BlackRock Mid Cap Value Opportunities Fund -- Investor A
BlackRock Small Cap Growth Fund II -- Investor A

Calamos Global Equity Fund -- Class A
Calamos International Growth Fund -- Class A
Calvert Bond Portfolio -- Class A
Calvert Equity Portfolio -- Class A
ClearBridge Appreciation Fund -- Class A
ClearBridge Mid Cap Core Fund -- Class A
ClearBridge Small Cap Growth Fund -- Class A
ClearBridge Small Cap Growth Fund -- Class FI
Columbia Acorn(R) Fund -- Class A
Columbia Contrarian Core Fund -- Class A
Columbia Marsico 21st Century Fund -- Class A
Columbia Marsico Growth Fund -- Class A
Columbia Mid Cap Value Fund -- Class A
Columbia Small Cap Core Fund -- Class A
Davis New York Venture Fund -- Class A
Delaware Diversified Income Fund -- Class A
Delaware Extended Duration Bond Fund -- Class A
Dreyfus Bond Market Index Fund -- Class INV
Dreyfus Midcap Index Fund
Dreyfus S&P 500 Index Fund
Dreyfus Smallcap Stock Index Fund
DWS Capital Growth Fund -- Class A
DWS Global Growth Fund -- Class A
Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A
Eaton Vance Balanced Fund -- Class A
Eaton Vance Income Fund of Boston -- Class A
Eaton Vance Large-Cap Value Fund -- Class A
Federated Clover Small Value Fund -- Class A
Federated Clover Value Fund -- Class A
Federated Equity Income Fund, Inc. -- Class A
Federated Kaufmann Fund -- Class R
Franklin Growth Fund -- Class A
Franklin High Income Fund -- Class A
Franklin Income Fund -- Class A
Franklin Small Cap Value Fund -- Class A
Franklin Strategic Income Fund -- Class A
Franklin Templeton Conservative Allocation Fund -- Class A (1)
Franklin Templeton Growth Allocation Fund -- Class A (2)
Franklin Templeton Moderate Allocation Fund -- Class A (3)
Franklin Total Return Fund -- Class A
Frost Growth Equity Fund -- Class A
Frost Value Equity Fund -- Class A
Goldman Sachs Government Income Fund -- Class A
Goldman Sachs Growth Opportunities Fund -- Class A
Goldman Sachs High Yield Fund -- Class A
Goldman Sachs Large Cap Value Fund -- Class A
Goldman Sachs Mid Cap Value Fund -- Class A
Goldman Sachs Satellite Strategies -- Class A
Goldman Sachs Small Cap Value Fund -- Class A
Hartford Index HLS Fund -- Class IB
Invesco American Franchise Fund -- Class A
Invesco American Value Fund -- Class A
Invesco Comstock Fund -- Class A
Invesco Developing Markets Fund -- Class A
Invesco Equity and Income Fund -- Class A
Invesco Growth and Income Fund -- Class A
Invesco International Growth Fund -- Class A
Invesco Mid Cap Growth Fund -- Class A
Invesco Real Estate Fund -- Class A
Invesco Small Cap Discovery Fund -- Class A
Invesco Small Cap Equity Fund -- Class A
Invesco Small Cap Growth Fund -- Class A
Invesco Small Cap Value Fund -- Class A
Ivy Asset Strategy Fund -- Class Y
Ivy Global Natural Resources Fund -- Class Y
Ivy Large Cap Growth Fund -- Class Y
Janus Balanced Fund -- Class S
Janus Enterprise Fund -- Class S
Janus Forty Fund -- Class S
Janus Overseas Fund -- Class S
JPMorgan Core Bond Fund -- Class A
JPMorgan Large Cap Growth Fund -- Class A
JPMorgan Prime Money Market Fund -- Reserve Shares
JPMorgan Small Cap Growth Fund -- Class A
JPMorgan Small Cap Value Fund -- Class A
JPMorgan SmartRetirement(R) 2010 Fund -- Class A
JPMorgan SmartRetirement(R) 2015 Fund -- Class A
JPMorgan SmartRetirement(R) 2020 Fund -- Class A
JPMorgan SmartRetirement(R) 2025 Fund -- Class A
JPMorgan SmartRetirement(R) 2030 Fund -- Class A
JPMorgan SmartRetirement(R) 2035 Fund -- Class A
JPMorgan SmartRetirement(R) 2040 Fund -- Class A
JPMorgan SmartRetirement(R) 2045 Fund -- Class A
JPMorgan SmartRetirement(R) 2050 Fund -- Class A
JPMorgan SmartRetirement(R) 2055 Fund -- Class A
JPMorgan SmartRetirement(R) Income Fund -- Class A
JPMorgan U.S. Equity Fund -- Class A
LifePath 2020 Portfolio(R) -- Investor A
LifePath(R) 2025 Portfolio -- Investor A
LifePath 2030 Portfolio(R) -- Investor A
LifePath(R) 2035 Portfolio -- Investor A
LifePath 2040 Portfolio(R) -- Investor A
LifePath(R) 2045 Portfolio -- Investor A
LifePath(R) 2050 Portfolio -- Investor A
LifePath 2055 Portfolio(R) -- Investor A
LifePath(R) Retirement Portfolio -- Investor A
LKCM Aquinas Growth Fund
LKCM Aquinas Value Fund
Loomis Sayles Bond Fund -- Class ADM
Lord Abbett Affiliated Fund, Inc. -- Class A
Lord Abbett Calibrated Dividend Growth Fund -- Class A
Lord Abbett Developing Growth Fund -- Class A
Lord Abbett Fundamental Equity Fund -- Class A
Lord Abbett Growth Opportunities Fund -- Class A
Lord Abbett International Core Equity Fund -- Class A
Lord Abbett Total Return Fund -- Class A
Lord Abbett Value Opportunities Fund -- Class A

Massachusetts Investors Trust -- Class R3
MassMutual RetireSMARTSM 2010 Fund -- Class R4
MassMutual RetireSMARTSM 2015 Fund -- Class R4
MassMutual RetireSMARTSM 2020 Fund -- Class R4
MassMutual RetireSMARTSM 2025 Fund -- Class R4
MassMutual RetireSMARTSM 2030 Fund -- Class R4
MassMutual RetireSMARTSM 2035 Fund -- Class R4
MassMutual RetireSMARTSM 2040 Fund -- Class R4
MassMutual RetireSMARTSM 2045 Fund -- Class R4
MassMutual RetireSMARTSM 2050 Fund -- Class R4
MassMutual RetireSMARTSM 2055 Fund -- Class R4
MassMutual RetireSMARTSM in Retirement Fund -- Class R4
MFS(R) Emerging Markets Debt Fund -- Class R3
MFS(R) Government Securities Fund -- Class R3
MFS(R) Growth Fund -- Class R3
MFS(R) International Growth Fund -- Class R3
MFS(R) International Value Fund -- Class R3
MFS(R) New Discovery Fund -- Class R3
MFS(R) Research Bond Fund -- Class R3
MFS(R) Research International Fund -- Class R3
MFS(R) Total Return Fund -- Class R3
MFS(R) Utilities Fund -- Class R3
MFS(R) Value Fund -- Class R3
MSIF Opportunity Portfolio -- Class A
Munder Mid-Cap Core Growth Fund -- Class A
Mutual Beacon Fund -- Class A (4)
Mutual Global Discovery Fund -- Class A (5)
Mutual Shares Fund -- Class A (6)
Neuberger Berman Socially Responsive Fund -- Class A
Nuveen Equity Index Fund -- Class A
Nuveen Mid Cap Growth Opportunities Fund -- Class A
Nuveen Mid Cap Index Fund -- Class A
Nuveen Santa Barbara Dividend Growth Fund -- Class A
Nuveen Small Cap Index Fund -- Class A
Nuveen Small Cap Select Fund -- Class A
Nuveen Tradewinds International Value -- Class A
Oppenheimer Developing Markets Fund -- Class A
Oppenheimer Equity Income Fund -- Class A
Oppenheimer Global Fund -- Class A
Oppenheimer Global Strategic Income Fund -- Class A
Oppenheimer Gold & Special Minerals Fund -- Class A
Oppenheimer International Bond Fund -- Class A
Oppenheimer International Diversified Fund -- Class A
Oppenheimer International Growth Fund -- Class A
Oppenheimer Main Street Select Fund(R) -- Class A
Oppenheimer Main Street Small- & Mid- Cap Fund(R) -- Class A (7)
Oppenheimer Real Estate Fund -- Class A
Oppenheimer Rising Dividends Fund -- Class A
Oppenheimer Small- & Mid- Cap Value Fund -- Class A
Perkins Mid Cap Value Fund -- Class S
PIMCO Real Return Fund -- Class A
PIMCO Total Return Fund -- Class A
PIMCO Total Return III Fund -- Class Admin
Pioneer Disciplined Value Fund -- Class A
Pioneer Fund -- Class A
Pioneer Fundamental Growth Fund -- Class A
Pioneer Mid Cap Value Fund -- Class A
Pioneer Oak Ridge Small Cap Growth Fund -- Class A
Pioneer Strategic Income Fund -- Class A
Prudential Jennison 20/20 Focus Fund -- Class A
Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A
Prudential Jennison Natural Resources Fund, Inc. -- Class A
Putnam Equity Income Fund -- Class A
Putnam High Yield Advantage Fund -- Class A
Putnam International Capital Opportunities Fund -- Class A
RidgeWorth Large Cap Value Equity Fund -- Class A
RidgeWorth Mid-Cap Value Equity Fund -- Class A
RidgeWorth Small Cap Value Equity Fund -- Class A
RidgeWorth Total Return Bond Fund -- Class A
Royce Total Return Fund -- Class K
Royce Value Fund -- Class K
T. Rowe Price Equity Income Fund -- Class R
T. Rowe Price Growth Stock Fund, Inc. -- Class R
Templeton Foreign Fund -- Class A
Templeton Global Bond Fund -- Class A
Templeton Global Opportunities Trust -- Class A
The Hartford Balanced Allocation Fund -- Class R4 (8)
The Hartford Balanced Income Fund -- Class R4
The Hartford Capital Appreciation Fund -- Class R4
The Hartford Checks and Balances Fund -- Class R4
The Hartford Conservative Allocation Fund -- Class R4
The Hartford Dividend and Growth Fund -- Class R4
The Hartford Equity Income Fund -- Class R4
The Hartford Global All-Asset Fund -- Class R4
The Hartford Global Capital Appreciation Fund -- Class R4
The Hartford Growth Allocation Fund -- Class R4
The Hartford Growth Opportunities Fund -- Class R4
The Hartford High Yield Fund -- Class R4
The Hartford Inflation Plus Fund -- Class R4
The Hartford International Opportunities Fund -- Class R4
The Hartford International Small Company Fund -- Class R4
The Hartford Midcap Fund -- Class R4
The Hartford MidCap Value Fund -- Class R4
The Hartford Small Company Fund -- Class R4
The Hartford Target Retirement 2010 Fund -- Class R4*

The Hartford Target Retirement 2015 Fund -- Class R4*
The Hartford Target Retirement 2020 Fund -- Class R4*
The Hartford Target Retirement 2025 Fund -- Class R4*
The Hartford Target Retirement 2030 Fund -- Class R4*
The Hartford Target Retirement 2035 Fund -- Class R4*
The Hartford Target Retirement 2040 Fund -- Class R4*
The Hartford Target Retirement 2045 Fund -- Class R4*
The Hartford Target Retirement 2050 Fund -- Class R4*
The Hartford Total Return Bond Fund -- Class R4
Thornburg International Value Fund -- Class R4
Thornburg Value Fund -- Class R4
TIAA-CREF Bond Index Fund -- Retirement Class
TIAA-CREF Equity Index Fund -- Retirement Class
TIAA-CREF Large-Cap Growth Index Fund -- Retirement Class
TIAA-CREF Large-Cap Value Index Fund -- Retirement Class
Timothy Plan Large/Mid-Cap Value Fund -- Class A
Victory Diversified Stock Fund -- Class A
Victory Established Value Fund -- Class A
Victory Small Company Opportunity Fund -- Class A
Victory Special Value Fund -- Class A
Wells Fargo Advantage Asset Allocation Fund -- Class A
Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
Wells Fargo Advantage Utility and Telecommunications Fund -- Class A



(1) Effective 6/30/2014, the underlying Fund will be renamed Franklin Conservative Allocation Fund -- Class A.



(2) Effective 6/30/2014, the underlying Fund will be renamed Franklin Growth Allocation Fund -- Class A.



(3) Effective 6/30/2014, the underlying Fund will be renamed Franklin Moderate Allocation Fund -- Class A.



(4) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Beacon Fund -- Class A.



(5) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Global Discovery Fund -- Class A.



(6) Effective 6/30/2014, the underlying Fund will be renamed Franklin Mutual Shares Fund -- Class A.



(7) Effective 6/30/2014, the underlying Fund will be renamed Oppenheimer Main Street Mid Cap Fund -- Class A.



(8) Effective 5/30/2014, the underlying Fund will be renamed Hartford Moderate Allocation Fund -- Class R4.



*   The underlying Fund will be liquidated on or about June 25, 2014.


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2014



Statement of Additional Information Dated: May 1, 2014

                               TABLE OF CONTENTS


SECTION                                                                  PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                      7
FEE TABLE                                                                      9
SUMMARY                                                                       13
PERFORMANCE RELATED INFORMATION                                               16
HARTFORD LIFE INSURANCE COMPANY                                               17
THE SEPARATE ACCOUNT                                                          17
THE FUNDS                                                                     17
GENERAL ACCOUNT OPTION                                                        39
CONTRACT CHARGES                                                              39
 Contingent Deferred Sales Charge                                             39
 Annual Maintenance Fee                                                       40
 Program and Administrative Charge                                            41
 Loan Fees                                                                    42
 Premium Taxes                                                                42
 Transfer Fee                                                                 42
 Experience Rating under the Contracts                                        42
 Negotiated Charges and Fees                                                  42
 Charges of the Funds                                                         42
 Plan Related Expenses                                                        42
THE CONTRACTS                                                                 43
 The Contracts Offered                                                        43
 Assignments                                                                  43
 Pricing and Crediting of Contributions                                       43
 May I cancel my certificate?                                                 43
 What is a Surrender Charge Offset?                                           43
 May I make changes in the amounts of my Contribution?                        44
 Can you transfer from one Sub-Account to another?                            44
 What is a Sub-Account Transfer?                                              44
 What Happens When you Request a Sub-Account Transfer?                        44
 What Restrictions Are There on your Ability to Make a Sub-Account            44
  Transfer?
 Fund Trading Policies                                                        45
 How are you affected by frequent Sub-Account Transfers?                      46
 General Account Option Transfers                                             46
 Telephone and Internet Transfers                                             47
 Dollar Cost Averaging                                                        47
 May I request a loan from my Participant Account?                            48
 How do I know what my Participant Account is worth?                          48
 How are the underlying Fund shares valued?                                   49
DEATH BENEFITS                                                                50
 Determination of the Beneficiary                                             50
 Death before the Annuity Commencement Date                                   50
 Death on or after the Annuity Commencement Date                              50
SETTLEMENT PROVISIONS                                                         51
 Can payment of the Surrender value ever be postponed beyond the              51
  seven-day period?
 May I Surrender once Annuity Payouts have started?                           51
 How do I elect an Annuity Commencement Date and Annuity Payout               52
  Option?
 What is the minimum amount that I may select for an Annuity Payout?          52
 How are Contributions made to establish an Annuity Account?                  52
 Can a Contract be suspended?                                                 52
 Annuity Payout Options                                                       52
 Systematic Withdrawal Option                                                 53
 How are Variable Annuity Payouts determined?                                 54
MORE INFORMATION.                                                             55
 Can a Contract be modified?                                                  55
 Can Hartford waive any rights under a Contract?                              55
 How Contracts Are Sold.                                                      55
 Who is the custodian of the Separate Account's assets?                       57
 Are there any material legal proceedings affecting the Separate              57
  Account?
 How may I get additional information?                                        57
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                     58
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS                             APP TAX-1
 A. General                                                            APP TAX-1
 B. Taxation of Hartford and the Separate Account                      APP TAX-1
 C. Diversification of the Separate Account                            APP TAX-2
 D. Tax Ownership of the Assets in the Separate Account                APP TAX-2
 E. Non-Natural Persons as Owners                                      APP TAX-3
 F. Annuity Purchases by Nonresident Aliens and Foreign Corporations   APP TAX-3
 G. Generation Skipping Transfer Tax                                   APP TAX-3
 H. Tax-Qualified Retirement Plans                                     APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

APPROVED PLAN RELATED INVESTMENT ACCOUNT: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PREMIUM TAX: A tax, or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (1)
  During First Year                                                                                          5%
  During Second Year                                                                                         4%
  During Third Year                                                                                          3%
  During Fourth Year                                                                                         2%
  During Fifth Year                                                                                          1%
  During Sixth Year and thereafter                                                                           0%
Loan Set-Up Fee (2)*                                                                                       $50


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



LOAN ADMINISTRATION FEE (2)(3)*                                              $50


------------


(1) The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.



(2) This is the maximum fee we would charge. (See "May I Request a Loan from my Participant Account?")



(3) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

ANNUAL MAINTENANCE FEE (4)                                                   $30



MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (5)



  BEFORE ANNUITY COMMENCEMENT DATE:



RANGE OF PROGRAM AND                                              PROGRAM AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                   ADMINISTRATIVE
PARTICIPANT ACCOUNTS UNDER A CONTRACT (6)                           CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                   1.25%
 $3,500,000.00 to $4,999,999.99                                        1.05%
 $5,000,000.00 to $24,999,999.99                                       0.85%
 $25,000,000.00 to $34,999,999.99                                      0.75%
 $35,000,000.00 to $49,999,999.99                                      0.65%
 $50,000,000.00 to $69,999,999.99                                      0.50%
 $70,000,000.00 to $84,999,999.99                                      0.35%
 $85,000,000.00 to $99,999,999.99                                      0.15%
 $100,000,000.00 and over                                              0.00%



AFTER ANNUITY COMMENCEMENT DATE:



                                                                  PROGRAM AND
                                                                ADMINISTRATIVE
                                                                    CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                              1.25%



    We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.


------------


(4) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0






     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The Program and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").



(6) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.32%              15.68%   +
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)



+ The maximum rate does not reflect the contractual fee waiver received from the fund company.




    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Allocation Funds, the JPMorgan Smart Retirement Funds, the T. Rowe Price Retirement Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds and the LifePath(R) Retirement Portfolios are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOU INVEST IN YOUR PARTICIPANT ACCOUNT AT THE SAME TIME THE CONTRACT IS ISSUED TO THE CONTRACT OWNER AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                  IF YOU SURRENDER YOUR CONTRACT
PROGRAM AND                        AT THE END OF THE APPLICABLE
ADMINISTRATIVE CHARGE                       TIME PERIOD
----------------------------------------------------------------------------
                        1 Yr.         3 Yrs.         5 Yrs.         10 Yrs.
                       -------       --------       --------       ---------
1.25%                   $2,151         $4,833         $6,926         $10,418
1.05%                   $2,131         $4,790         $6,874         $10,380
0.85%                   $2,112         $4,747         $6,822         $10,341
0.75%                   $2,102         $4,725         $6,796         $10,321
0.65%                   $2,092         $4,704         $6,769         $10,301
0.50%                   $2,078         $4,671         $6,729         $10,270
0.35%                   $2,063         $4,638         $6,689         $10,238
0.15%                   $2,043         $4,594         $6,635         $10,195
0.00%                   $2,029         $4,561         $6,594         $10,162

                                    IF YOU ANNUITIZE AT THE END
PROGRAM AND                              OF THE APPLICABLE
ADMINISTRATIVE CHARGE                       TIME PERIOD
---------------------  -----------------------------------------------------
                        1 Yr.         3 Yrs.         5 Yrs.         10 Yrs.
                       -------       --------       --------       ---------
1.25%                   $1,735         $4,634         $6,856         $10,388
1.05%                   $1,715         $4,590         $6,803         $10,350
0.85%                   $1,694         $4,545         $6,751         $10,311
0.75%                   $1,684         $4,523         $6,724         $10,291
0.65%                   $1,674         $4,501         $6,697         $10,271
0.50%                   $1,658         $4,467         $6,657         $10,240
0.35%                   $1,643         $4,433         $6,616         $10,208
0.15%                   $1,623         $4,388         $6,561         $10,165
0.00%                   $1,607         $4,354         $6,520         $10,132


PROGRAM AND                           IF YOU DO NOT SURRENDER
ADMINISTRATIVE CHARGE                      YOUR CONTRACT
---------------------  -----------------------------------------------------
                        1 Yr.         3 Yrs.         5 Yrs.         10 Yrs.
                       -------       --------       --------       ---------
1.25%                   $1,765         $4,664         $6,886         $10,418
1.05%                   $1,745         $4,620         $6,833         $10,380
0.85%                   $1,724         $4,575         $6,781         $10,341
0.75%                   $1,714         $4,553         $6,754         $10,321
0.65%                   $1,704         $4,531         $6,727         $10,301
0.50%                   $1,688         $4,497         $6,687         $10,270
0.35%                   $1,673         $4,463         $6,646         $10,238
0.15%                   $1,653         $4,418         $6,591         $10,195
0.00%                   $1,637         $4,384         $6,550         $10,162


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.


    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at retire.massmutual com/ rsgovnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    You won't be charged a Contingent Deferred Sales Charge on:

    -- Benefit Payments

    -- Plan Related Expenses

    -- Transfers to an Approved Plan Related Investment Account

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:

                                                                 PROGRAM AND
                                                               ADMINISTRATIVE
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT               CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                 1.25%
 $3,500,000.00 to $4,999,999.99                                      1.05%
 $5,000,000.00 to $24,999,999.99                                     0.85%
 $25,000,000.00 to $34,999,999.99                                    0.75%
 $35,000,000.00 to $49,999,999.99                                    0.65%
 $50,000,000.00 to $69,999,999.99                                    0.50%
 $70,000,000.00 to $84,999,999.99                                    0.35%
 $85,000,000.00 to $99,999,999.99                                    0.15%
 $100,000,000.00 and over                                            0.00%

    After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.

AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.


PARTICIPANT ACCOUNT LOANS


    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.


    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford Life") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our administrative offices are located in Windsor, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

    On January 1, 2013, Hartford Life entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford Life under the Contracts and to provide administration of the Contracts.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.



                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein 2010 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2015 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2020 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2025 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2030 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2035 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2040 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2045 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2050 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein 2055 Retirement          Seeks the highest total return over          ABIS - AllianceBernstein Investor
  Strategy Fund -- Class A                  time consistent with its asset mix           Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianceBernstein Discovery Value          Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Fund -- Class A                                                                        Services, Inc.
 AllianceBernstein International            Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Growth Fund -- Class A                                                                 Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 AllianceBernstein International            Long-term growth of capital                  ABIS - AllianceBernstein Investor
  Value Fund -- Class A                                                                  Services, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2011.
 AllianzGI NFJ Dividend Value Fund --       Seeks long-term growth of capital and        Allianz Global Investors Fund Management
  Class A                                   income                                       LLC
                                                                                         Sub-advised by NFJ Investment Group
                                                                                         (NFJ)
 AllianzGI NFJ International Value          Seeks long-term growth of capital and        Allianz Global Investors Fund Management
  Fund -- Class A                           income                                       LLC
                                                                                         Sub-advised by NFJ Investment Group
                                                                                         (NFJ)

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Century Diversified Bond          High current income                          American Century Investment Management,
  Fund -- Class A                                                                        Inc.
 American Century Equity Income Fund        The fund seeks current income. Capital       American Century Investment Management,
  -- Class A                                appreciation is a secondary objective        Inc.
 American Century Growth Fund --            The fund seeks long-term capital             American Century Investment Management,
  Class A                                   growth                                       Inc.
 American Century Mid Cap Value Fund        The fund seeks long-term capital             American Century Investment Management,
  -- Class A                                growth. Income is a secondary                Inc.
                                            objective
 American Century Prime Money Market        The fund seeks to earn the highest           American Century Investment Management,
  Fund -- Class A+                          level of current income while                Inc.
                                            preserving the value of your
                                            investment
 American Century Small Cap Value           The fund seeks long-term capital             American Century Investment Management,
  Fund -- Class A                           growth. Income is a secondary                Inc.
                                            objective
 American Funds AMCAP Fund(R) --            Seeks to provide long-term growth of         Capital Research and Management Company
  Class R3                                  capital
 American Funds American Mutual             Strives to provide for the balanced          Capital Research and Management Company
  Fund(R) -- Class R3                       accomplishment of three objectives:
                                            current income, capital growth and
                                            conservation of principal
 American Funds Capital Income              The fund has two primary investment          Capital Research and Management Company
  Builder(R) -- Class R3                    objectives. It seeks (1) to provide
                                            you with a level of current income
                                            that exceeds the average yield on U.S.
                                            stocks generally and (2) to provide
                                            you with a growing stream of income
                                            over the years. The fund's secondary
                                            objective is to provide you with
                                            growth of capital.
 American Funds Capital World Growth        Seeks to provide long-term growth of         Capital Research and Management Company
  and Income Fund(SM) -- Class R3           capital with current income.
 American Funds EuroPacific Growth          Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital.
 American Funds Fundamental Investors       Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(SM) -- Class R3                      capital and income.
 American Funds New Perspective             Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital. Future income is a secondary
                                            objective
 American Funds The Growth Fund of          Seeks to provide growth of capital.          Capital Research and Management Company
  America(R) -- Class R3
 American Funds The Income Fund of          Seeks to provide current income and,         Capital Research and Management Company
  America(R) -- Class R3                    secondarily, growth of capital.
 American Funds The Investment              Seeks to provide long-term growth of         Capital Research and Management Company
  Company of America(R) -- Class R3         capital and income.
 American Funds The New Economy             Seeks to provide long-term growth of         Capital Research and Management Company
  Fund(R) -- Class R3                       capital. Current income is a secondary
                                            consideration.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Washington Mutual           Seeks to produce income and provide an       Capital Research and Management Company
  Investors Fund(SM) -- Class R3            opportunity for growth of principal
                                            consistent with sound common stock
                                            investing.
 Ave Maria Growth Fund                      Long-term capital appreciation               Schwartz Investment Counsel, Inc.
                                                                                         Sub-advised by JLB & Associates, Inc.
 Ave Maria Opportunity Fund                 Long-term capital appreciation               Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund             Long-term capital appreciation               Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund,       Seeks long-term growth of capital            BlackRock Advisors, LLC
  Inc. -- Investor A                                                                     Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Equity Dividend Fund --          Seeks long-term total return and             BlackRock Advisors, LLC
  Investor A                                current income                               Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Flexible Equity Fund --          Seeks to achieve long-term total             BlackRock Advisors, LLC
  Investor A                                return
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2013.
 BlackRock Global Allocation Fund,          To provide high total investment             BlackRock Advisors, LLC
  Inc. -- Investor A                        return through a fully managed               Sub-advised by BlackRock Investment
                                            investment policy utilizing United           Management, LLC and BlackRock Asset
                                            States and foreign equity securities,        Management U.K. Limited
                                            debt and money market securities, the
                                            combination of which will be varied
                                            from time to time both with respect to
                                            types of securities and markets in
                                            response to changing market and
                                            economic trends. Total return means
                                            the combination of capital growth and
                                            investment income.
 BlackRock International Opportunity        Seeks long-term capital appreciation         BlackRock Advisors, LLC
  Fund -- Class A                                                                        Sub-advised by BlackRock Financial
                                                                                         Management, Inc.
 BlackRock Mid Cap Value                    To seek capital appreciation and,            BlackRock Advisors, LLC
  Opportunities Fund -- Investor A          secondarily, income, by investing in         Sub-advised by BlackRock Investment
                                            securities, primarily equity                 Management, LLC
                                            securities that Fund management
                                            believes are undervalued and therefore
                                            represent an investment value.
 BlackRock Small Cap Growth Fund II         Seek long-term capital growth                BlackRock Advisors, LLC
  -- Investor A                                                                          Sub-advised by BlackRock Capital
                                                                                         Management, Inc.
 Calamos Global Equity Fund -- Class        Long-term capital growth                     Calamos Advisors LLC
  A
 Calamos International Growth Fund --       Long-term capital growth                     Calamos Advisors LLC
  Class A

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Calvert Bond Portfolio -- Class A          Seeks to provide as high a level of          Calvert Investment Management Inc.
                                            current income as is consistent with
                                            prudent investment risk and
                                            preservation of capital through
                                            investment in bonds and other straight
                                            debt securities meeting the Fund's
                                            investment criteria, including
                                            financial, sustainability and social
                                            responsibility factors
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Calvert Equity Portfolio -- Class A        Seeks growth of capital through              Calvert Investment Management Inc.
                                            investment in stocks of issuers in           Sub-advised by Atlanta Capital
                                            industries believed to offer                 Management Company, LLC.
                                            opportunities for potential capital
                                            appreciation and which meet the Fund's
                                            investment criteria including
                                            financial, sustainability and social
                                            responsibility factors
 ClearBridge Appreciation Fund --           Long-term capital appreciation               Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Mid Cap Core Fund --           Long-term capital growth                     Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Small Cap Growth Fund --       Long-term growth of capital                  Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                Sub-advised by ClearBridge Investments,
                                                                                         LLC
 ClearBridge Small Cap Growth Fund --       Long-term growth of capital                  Legg Mason Partners Fund Advisor, LLC
  Class FI                                                                               Sub-advised by ClearBridge Investments,
                                                                                         LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 4/30/2012.
 Columbia Acorn(R) Fund -- Class A          Seeks long-term capital appreciation         Columbia Wagner Asset Management, L. P.
 Columbia Contrarian Core Fund --           Seeks total return consisting of             Columbia Management Investment Advisers,
  Class A                                   long-term capital appreciation and           LLC
                                            current income.
 Columbia Marsico 21st Century Fund         Seeks long-term growth of capital            Columbia Management Investment Advisers,
  -- Class A                                                                             LLC
                                                                                         Sub-advised by Marsico Capital
                                                                                         Management, LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Columbia Marsico Growth Fund --            Seeks long-term growth of capital            Columbia Management Investment Advisers,
  Class A                                                                                LLC
                                                                                         Sub-advised by Marsico Capital
                                                                                         Management, LLC
 Columbia Mid Cap Value Fund -- Class       Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  A                                                                                      LLC
 Columbia Small Cap Core Fund --            Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  Class A                                                                                LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Davis New York Venture Fund -- Class       Long-term growth of capital                  Davis Selected Advisers, L.P.
  A                                                                                      Sub-advised by Davis Selected Advisers -
                                                                                         NY, Inc.
 Delaware Diversified Income Fund --        Seeks maximum long-term total return,        Delaware Management Company
  Class A                                   consistent with reasonable risk.
 Delaware Extended Duration Bond Fund       Seeks to provide investors with total        Delaware Management Company
  -- Class A                                return.
 Dreyfus Bond Market Index Fund --          The fund seeks to match the total            The Dreyfus Corporation
  Class INV                                 return of the Barclays Capital U.S.
                                            Aggregate Index.
 Dreyfus Midcap Index Fund                  The fund seeks to match the                  The Dreyfus Corporation
                                            performance of the Standard &
                                            Poor's(R) MidCap 400 Index.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 6/1/2014.
 Dreyfus S&P 500 Index Fund                 The fund seeks to match the                  The Dreyfus Corporation
                                            performance of the Standard &
                                            Poor's(R) 500 Composite Stock Price
                                            Index.
 Dreyfus Smallcap Stock Index Fund          The fund seeks to match the                  The Dreyfus Corporation
                                            performance of the Standard &
                                            Poor's(R) SmallCap 600 Index.
 DWS Capital Growth Fund -- Class A         Seeks long-term growth of capital            Deutsche Investment Management Americas
                                                                                         Inc.
 DWS Global Growth Fund -- Class A          Long-term growth of capital                  Deutsche Investment Management Americas
                                                                                         Inc.
 Eaton Vance-Atlanta Capital SMID-Cap       To seek long-term capital growth             Boston Management & Research Sub-advised
  Fund -- Class A                                                                        by Atlanta Capital Management Company,
                                                                                         LLC
 Eaton Vance Balanced Fund -- Class A       To provide current income and                Boston Management & Research
                                            long-term growth of capital
 Eaton Vance Income Fund of Boston --       To provide a high level of current           Boston Management & Research
  Class A                                   income
 Eaton Vance Large-Cap Value Fund --        To seek total return                         Boston Management & Research
  Class A
 Federated Clover Small Value Fund --       To seek capital appreciation                 Federated Global Investment Management
  Class A                                                                                Corp.
 Federated Clover Value Fund -- Class       To seek capital appreciation                 Federated Global Investment Management
  A                                                                                      Co.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Federated Equity Income Fund, Inc.         To provide above average income and          Federated Equity Management Company of
  -- Class A                                capital appreciation                         Pennsylvania
 Federated Kaufmann Fund -- Class R         To provide capital appreciation              Federated Equity Management Company of
                                                                                         Pennsylvania
                                                                                         Sub-advised by Federated Global
                                                                                         Investment Management Corp
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2013.
 Franklin Growth Fund -- Class A            Capital appreciation                         Franklin Advisers, Inc.
                                                                                         Sub-advised by Franklin Investment
                                                                                         Advisory Services, LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Franklin High Income Fund -- Class A       To earn a high level of current              Franklin Advisers, Inc.
                                            income. Its secondary goal is capital
                                            appreciation to the extent it is
                                            possible and consistent with the
                                            Fund's principal goal.
 Franklin Income Fund -- Class A            To maximize income while maintaining         Franklin Advisers, Inc.
                                            prospects for capital appreciation.
 Franklin Small Cap Value Fund --           Long-term total return.                      Franklin Advisory Services, LLC
  Class A
 Franklin Strategic Income Fund --          To earn a high level of current              Franklin Advisers, Inc.
  Class A                                   income. A secondary goal is capital
                                            appreciation over the long-term.
 Franklin Templeton Conservative            The highest level of long-term total         Franklin Advisers, Inc.
  Allocation Fund -- Class A                return that is consistent with an
                                            acceptable level of risk.
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    FRANKLIN CONSERVATIVE ALLOCATION
    FUND -- CLASS A.
 Franklin Templeton Growth Allocation       The highest level of long-term total         Franklin Advisers, Inc.
  Fund -- Class A                           return that is consistent with an
                                            acceptable level of risk.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN GROWTH ALLOCATION FUND --
   CLASS A.
 Franklin Templeton Moderate                The highest level of long-term total         Franklin Advisers, Inc.
  Allocation Fund -- Class A                return that is consistent with an
                                            acceptable level of risk.
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    FRANKLIN MODERATE ALLOCATION FUND
    -- CLASS A.
 Franklin Total Return Fund -- Class        The Fund's principal investment goal         Franklin Advisers, Inc.
  A                                         is to provide high current income,           Sub-advised by Franklin Templeton
                                            consistent with preservation of              Institutional, LLC
                                            capital. Its secondary goal is capital
                                            appreciation over the long term.
 Frost Growth Equity Fund -- Class A        Seeks to achieve long-term capital           Frost Investment Advisors, LLC
                                            appreciation.
 Frost Value Equity Fund -- Class A         Seeks long term capital appreciation         Frost Investment Advisors, LLC
                                            and current income.
   FORMERLY FROST DIVIDEND VALUE
   EQUITY FUND -- CLASS A
 Goldman Sachs Government Income Fund       A high level of current income,              Goldman Sachs Asset Management, L.P.
  -- Class A                                consistent with safety of principal
 Goldman Sachs Growth Opportunities         Long-term growth of capital                  Goldman Sachs Asset Management, L.P.
  Fund -- Class A
 Goldman Sachs High Yield Fund --           A high level of current income and may       Goldman Sachs Asset Management, L.P.
  Class A                                   also consider the potential for
                                            capital appreciation
 Goldman Sachs Large Cap Value Fund         Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  -- Class A
 Goldman Sachs Mid Cap Value Fund --        Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Satellite Strategies         Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  -- Class A
 Goldman Sachs Small Cap Value Fund         Seeks long-term capital appreciation         Goldman Sachs Asset Management, L.P.
  -- Class A
 Invesco American Franchise Fund --         Long-term capital appreciation               Invesco Advisers, Inc.
  Class A

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco American Value Fund -- Class       To seek to provide a high total return       Invesco Advisers, Inc.
  A                                         by investing in equity securities of
                                            small- to mid- sized corporations
 Invesco Comstock Fund -- Class A           To seek capital growth and income            Invesco Advisers, Inc.
                                            through investments in equity
                                            securities, including common stocks,
                                            preferred stocks and securities
                                            convertible into common and preferred
                                            stocks
 Invesco Developing Markets Fund --         Long-term growth of capital, and,            Invesco Advisers, Inc.
  Class A                                   secondarily, income
 Invesco Equity and Income Fund --          To seek the highest possible income          Invesco Advisers, Inc.
  Class A                                   consistent with safety of principal.
                                            Long term growth of capital is an
                                            important secondary investment
                                            objective
 Invesco Growth and Income Fund --          To seek income and long-term growth of       Invesco Advisers, Inc.
  Class A                                   capital
 Invesco International Growth Fund --       Long-term capital growth                     Invesco Advisers, Inc.
  Class A
 Invesco Mid Cap Growth Fund -- Class       To seek capital growth                       Invesco Advisers, Inc.
  A
 Invesco Real Estate Fund -- Class A        Total return through growth of capital       Invesco Advisers, Inc.
                                            and current income
 Invesco Small Cap Discovery Fund --        To seek capital appreciation                 Invesco Advisers, Inc.
  Class A
 Invesco Small Cap Equity Fund --           Long-term growth of capital                  Invesco Advisers, Inc.
  Class A
 Invesco Small Cap Growth Fund --           Long-term growth of capital                  Invesco Advisers, Inc.
  Class A
 Invesco Small Cap Value Fund --            To seek capital appreciation                 Invesco Advisers, Inc.
  Class A
 Ivy Asset Strategy Fund -- Class Y         To seek to provide total return.             Ivy Investment Management Company
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Ivy Global Natural Resources Fund --       Seeks capital growth and appreciation.       Ivy Investment Management Company
  Class Y
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Ivy Large Cap Growth Fund -- Class Y       To seek to provide growth of capital.        Ivy Investment Management Company
 Janus Balanced Fund -- Class S             Seeks long-term capital growth,              Janus Capital Management LLC
                                            consistent with preservation of
                                            capital and balanced by current income
 Janus Enterprise Fund -- Class S           Seeks long-term growth of capital            Janus Capital Management LLC
 Janus Forty Fund -- Class S                Seeks long-term growth of capital            Janus Capital Management LLC
 Janus Overseas Fund -- Class S             Seeks long-term growth of capital            Janus Capital Management LLC
 JPMorgan Core Bond Fund -- Class A         Seeks to maximize total return by            JPMorgan Investment Management, Inc.
                                            investing primarily in a diversified
                                            portfolio of intermediate- and
                                            long-term debt securities

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Large Cap Growth Fund --          Seeks long-term capital appreciation         JPMorgan Investment Management, Inc.
  Class A                                   and growth of income by investing
                                            primarily in equity securities.
 JPMorgan Prime Money Market Fund --        Aims to provide the highest possible         JPMorgan Investment Management, Inc.
  Reserve Shares+                           level of current income while still
                                            maintaining liquidity and preserving
                                            capital
 JPMorgan Small Cap Growth Fund --          Seeks long-term capital growth               JPMorgan Investment Management, Inc.
  Class A                                   primarily by investing in a portfolio
                                            of equity securities of
                                            small-capitalization and emerging
                                            growth companies
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/12/2011.
 JPMorgan Small Cap Value Fund --           Seeks long-term capital growth               JPMorgan Investment Management, Inc.
  Class A                                   primarily by investing in a portfolio
                                            of equity securities of
                                            small-capitalization companies
 JPMorgan SmartRetirement(R) 2010           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2015           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2020           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2025           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2030           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2035           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement(R) 2040           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2045           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2050           Seeks total return with a shift to           JPMorgan Investment Management, Inc.
  Fund -- Class A                           current income and some capital
                                            appreciation over time as the Fund
                                            approaches and passes the target
                                            retirement date
 JPMorgan SmartRetirement(R) 2055           The fund seeks total return with a           JPMorgan Investment Management, Inc.
  Fund -- Class A                           shift to current income and some
                                            capital appreciation over time as the
                                            fund approaches and passes the target
                                            retirement date.
 JPMorgan SmartRetirement(R) Income         Seeks current income and some capital        JPMorgan Investment Management, Inc.
  Fund -- Class A                           appreciation
 JPMorgan U.S. Equity Fund -- Class A       Seeks to provide high total return           JPMorgan Investment Management, Inc.
                                            from a portfolio of selected equity
                                            securities
 LifePath 2020 Portfolio(R) --              LifePath 2020 Portfolio(R) ("LifePath        BlackRock Advisors, Inc.
  Investor A                                2020 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2020.
 LifePath(R) 2025 Portfolio --              LifePath(R) 2025 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2025 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2025.
 LifePath 2030 Portfolio(R) --              LifePath 2030 Portfolio(R) ("LifePath        BlackRock Fund Advisers
  Investor A                                2030 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2030.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LifePath(R) 2035 Portfolio --              LifePath(R) 2035 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2035 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2035.
 LifePath 2040 Portfolio(R) --              LifePath 2040 Portfolio(R) ("LifePath        BlackRock Fund Advisers
  Investor A                                2040 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2040.
 LifePath(R) 2045 Portfolio --              LifePath(R) 2045 Portfolio ("LifePath        BlackRock Fund Advisers
  Investor A                                2045 Portfolio" or the "LifePath
                                            Portfolio"), a series of BlackRock
                                            Funds III (the "Trust"), is managed
                                            for investors planning to retire (or
                                            begin to withdraw substantial portions
                                            of their investment) approximately in
                                            the year 2045.
 LifePath(R) 2050 Portfolio --              LifePath(R) 2050 Portfolio (the              BlackRock Fund Advisers
  Investor A                                "LifePath 2050 Portfolio" or the
                                            "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors planning to
                                            retire (or begin to withdraw
                                            substantial portions of their
                                            investment) approximately in the year
                                            2050.
 LifePath 2055 Portfolio(R) --              LifePath 2055(R) Portfolio (the              BlackRock Fund Advisers
  Investor A                                "LifePath 2055 Portfolio" or the
                                            "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors planning to
                                            retire (or begin to withdraw
                                            substantial portions of their
                                            investment) approximately in the year
                                            2055.
 LifePath(R) Retirement Portfolio --        LifePath(R) Retirement Portfolio             BlackRock Fund Advisers
  Investor A                                ("LifePath Retirement Portfolio" or
                                            the "LifePath Portfolio"), a series of
                                            BlackRock Funds III (the "Trust"), is
                                            managed for investors seeking income
                                            and moderate long-term growth of
                                            capital.
 LKCM Aquinas Growth Fund                   Capital appreciation                         Luther King Capital Management
                                                                                         Corporation
 LKCM Aquinas Value Fund                    Capital appreciation                         Luther King Capital Management
                                                                                         Corporation

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Loomis Sayles Bond Fund -- Class ADM       High total investment return through a       Loomis, Sayles & Company, L.P.
                                            combination of current income and
                                            capital appreciation
 Lord Abbett Affiliated Fund, Inc. --       Long-term growth of capital and income       Lord, Abbett & Co. LLC
  Class A                                   without excessive fluctuations in
                                            market value
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Lord Abbett Calibrated Dividend            Seeks current income and capital             Lord, Abbett & Co. LLC
  Growth Fund -- Class A                    appreciation
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 11/22/2013.
 Lord Abbett Developing Growth Fund         Long-term growth of capital through a        Lord, Abbett & Co. LLC
  -- Class A                                diversified and actively managed
                                            portfolio consisting of developing
                                            growth companies, many of which are
                                            traded over the counter.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/15/2012.
 Lord Abbett Fundamental Equity Fund        Long-term growth of capital and income       Lord, Abbett & Co. LLC
  -- Class A                                without excessive fluctuations in
                                            market value
 Lord Abbett Growth Opportunities           Seeks capital appreciation                   Lord, Abbett & Co. LLC
  Fund -- Class A
 Lord Abbett International Core             Seeks long-term capital appreciation         Lord, Abbett & Co. LLC
  Equity Fund -- Class A
 Lord Abbett Total Return Fund --           Income and capital appreciation to           Lord, Abbett & Co. LLC
  Class A                                   produce a high total return
 Lord Abbett Value Opportunities Fund       Seeks long-term capital appreciation         Lord, Abbett & Co. LLC
  -- Class A
 Massachusetts Investors Trust --           Seeks capital appreciation                   MFS Investment Management
  Class R3
 MassMutual RetireSMART(SM) 2010 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2015 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2020 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2025 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MassMutual RetireSMART(SM) 2030 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2035 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2040 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2045 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2050 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) 2055 Fund       Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  -- Class R4                               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MassMutual RetireSMART(SM) in              Seeks to achieve as high a total rate        MML Investment Advisers, LLC
  Retirement Fund -- Class R4               of return on an annual basis as is
                                            considered consistent with prudent
                                            investment risk and the preservation
                                            of capital.
 MFS(R) Emerging Markets Debt Fund --       Seeks total return with an emphasis on       MFS Investment Management
  Class R3                                  high current income, but also
                                            considering capital appreciation
 MFS(R) Government Securities Fund --       Seeks total return with an emphasis on       MFS Investment Management
  Class R3                                  current income, but also considering
                                            capital appreciation
 MFS(R) Growth Fund -- Class R3             Seeks capital appreciation                   MFS Investment Management
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/26/2011.
 MFS(R) International Growth Fund --        Seeks capital appreciation                   MFS Investment Management
  Class R3
 MFS(R) International Value Fund --         Seeks capital appreciation                   MFS Investment Management
  Class R3
 MFS(R) New Discovery Fund -- Class         Seeks capital appreciation                   MFS Investment Management
  R3
 MFS(R) Research Bond Fund -- Class         Seeks total return with an emphasis on       MFS Investment Management
  R3                                        current income, but also considering
                                            capital appreciation

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Fund         Seeks capital appreciation                   MFS Investment Management
  -- Class R3
 MFS(R) Total Return Fund -- Class R3       Seeks total return                           MFS Investment Management
 MFS(R) Utilities Fund -- Class R3          Seeks total return                           MFS Investment Management
  CLOSED TO CONTRACTS ISSUED ON OR
  AFTER 3/1/2013.
 MFS(R) Value Fund -- Class R3              Seeks capital appreciation                   MFS Investment Management
 MSIF Opportunity Portfolio -- Class        Seeks long-term capital appreciation         Morgan Stanley Investment Management
  A                                                                                      Inc.
   FORMERLY MSIF OPPORTUNITY
   PORTFOLIO -- CLASS H
 Munder Mid-Cap Core Growth Fund --         Provide long-term capital appreciation       Munder Capital Management
  Class A
 Mutual Beacon Fund -- Class A              Capital appreciation, which may              Franklin Mutual Advisers, LLC
                                            occasionally be short term. The
                                            secondary goal is income.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN MUTUAL BEACON FUND --
   CLASS A.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Mutual Global Discovery Fund --            Capital appreciation                         Franklin Mutual Advisers, LLC
  Class A
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    FRANKLIN MUTUAL GLOBAL DISCOVERY
    FUND -- CLASS A.
 Mutual Shares Fund -- Class A              Capital appreciation, which may              Franklin Mutual Advisers, LLC
                                            occasionally be short term. The
                                            secondary goal is income.
   EFFECTIVE 6/30/2014, THE
   SUB-ACCOUNT WILL BE RENAMED
   FRANKLIN MUTUAL SHARES FUND --
   CLASS A.
 Neuberger Berman Socially Responsive       Seeks long-term growth of capital by         Neuberger Berman Management LLC
  Fund -- Class A                           investing primarily in securities of         Sub-advised by Neuberger Berman LLC
                                            companies that meet the Fund's
                                            financial criteria and social policy
 Nuveen Equity Index Fund -- Class A        Track S&P 500 performance                    Nuveen Fund Advisors
                                                                                         Sub-advised by Nuveen Asset Management,
                                                                                         LLC
 Nuveen Mid Cap Growth Opportunities        Capital appreciation                         Nuveen Fund Advisors
  Fund -- Class A                                                                        Sub-advised by Nuveen Asset Management,
                                                                                         LLC
 Nuveen Mid Cap Index Fund -- Class A       Track S&P 400 Midcap                         Nuveen Fund Advisors
                                                                                         Sub-advised by Nuveen Asset Management,
                                                                                         LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 6/1/2014.
 Nuveen Santa Barbara Dividend Growth       To seek an attractive total return           Nuveen Fund Advisors
  Fund -- Class A                           comprised of income from dividends and       Sub-advised by Santa Barbara Asset
                                            long-term capital appreciation.              Management, LLC
 Nuveen Small Cap Index Fund -- Class       Track Russell 2000 Index performance         Nuveen Fund Advisors
  A                                                                                      Sub-advised by Nuveen Asset Management,
                                                                                         LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 6/1/2014.
 Nuveen Small Cap Select Fund --            Capital appreciation                         Nuveen Fund Advisors
  Class A                                                                                Sub-advised by Nuveen Asset Management,
                                                                                         LLC
 Nuveen Tradewinds International            Long-term capital appreciation               Nuveen Fund Advisors
  Value -- Class A                                                                       Sub-advised by Santa Barbara Asset
                                                                                         Management, LLC

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Developing Markets Fund        Seeks capital appreciation                   OFI Global Asset Management, Inc.
  -- Class A                                                                             Sub-advised by OppenheimerFunds, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 4/13/2013. PLAN SPONSORS
    THAT SELECTED THE SUB-ACCOUNT
    PRIOR TO THE CLOSE OF BUSINESS ON
    7/15/2013 MAY CONTINUE TO OPEN
    ACCOUNTS FOR PARTICIPANTS IN THE
    PLAN.
 Oppenheimer Equity Income Fund --          Provide total return potential by            OFI Global Asset Management, Inc.
  Class A                                   investing in dividend-paying stocks.         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Fund -- Class A         Seeks capital appreciation                   OFI Global Asset Management, Inc.
                                                                                         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Strategic Income        Seeks total return                           OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Gold & Special Minerals        To seek capital appreciation                 OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
  CLOSED TO CONTRACTS ISSUED ON OR
  AFTER 3/1/2013.
 Oppenheimer International Bond Fund        Seeks total return                           OFI Global Asset Management, Inc.
  -- Class A                                                                             Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer International                  The Fund seeks to achieve high total         OFI Global Asset Management, Inc.
  Diversified Fund -- Class A               return through both capital                  Sub-advised by OppenheimerFunds, Inc.
                                            appreciation and income.
 Oppenheimer International Growth           Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund -- Class A                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Select             Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund(R) -- Class A                                                                     Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street                    Seeks capital appreciation.                  OFI Global Asset Management, Inc.
  Small- & Mid-Cap Fund(R) -- Class A                                                    Sub-advised by OppenheimerFunds, Inc.
   EFFECTIVE 6/30/2014, THE
    SUB-ACCOUNT WILL BE RENAMED
    OPPENHEIMER MAIN STREET MID CAP
    FUND -- CLASS A.
 Oppenheimer Real Estate Fund --            Seeks total return                           OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Rising Dividends Fund --       Seeks total return                           OFI Global Asset Management, Inc.
  Class A                                                                                Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Small- & Mid-Cap Value         This Fund invests primarily in small         OFI Global Asset Management, Inc.
  Fund -- Class A                           and mid-size company stocks that the         Sub-advised by OppenheimerFunds, Inc.
                                            portfolio manager believes are trading
                                            at a discount relative to their
                                            potential earnings power.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Perkins Mid Cap Value Fund -- Class        Seeks capital appreciation                   Janus Capital Management LLC
  S                                                                                      Sub-advised by Perkins Investment
                                                                                         Management LLC
 PIMCO Real Return Fund -- Class A          Maximum real return, consistent with         Pacific Investment Management Company
                                            preservation of real capital and             LLC
                                            prudent investment management

                                                          INVESTMENT                                    INVESTMENT
SUB-ACCOUNT                                           OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Fund -- Class A         Maximum total return, consistent with        Pacific Investment Management Company
                                            preservation of capital and prudent          LLC
                                            investment management
 PIMCO Total Return III Fund -- Class       Maximum total return, consistent with        Pacific Investment Management Company
  Admin                                     preservation of capital and prudent          LLC
                                            investment management
 Pioneer Disciplined Value Fund --          Seeks long-term capital growth               Pioneer Investment Management, Inc.
  Class A
   FORMERLY PIONEER FUNDAMENTAL VALUE
   FUND -- CLASS A
 Pioneer Fund -- Class A                    Reasonable income and capital growth.        Pioneer Investment Management, Inc.
 Pioneer Fundamental Growth Fund --         Long-term capital growth                     Pioneer Investment Management, Inc.
  Class A
 Pioneer Mid Cap Value Fund -- Class        Capital appreciation by investing in a       Pioneer Investment Management, Inc.
  A                                         diversified portfolio of equity
                                            securities consisting primarily of
                                            common stocks
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 9/30/2011.
 Pioneer Oak Ridge Small Cap Growth         Capital appreciation                         Pioneer Investment Management, Inc.
  Fund -- Class A                                                                        Sub-advised by Oak Ridge Investments,
                                                                                         LLC
 Pioneer Strategic Income Fund --           High level of current income                 Pioneer Investment Management, Inc.
  Class A
 Prudential Jennison 20/20 Focus Fund       Long-term growth of capital                  Prudential Investments LLC
  -- Class A                                                                             Sub-advised by Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth         Long-term capital appreciation               Prudential Investments LLC
  Fund, Inc. -- Class A                                                                  Sub-advised by Jennison Associates LLC
   CLOSED TO CONTRACTS ISSUED ON OR
    AFTER 4/9/2013. PLAN SPONSORS
    THAT SELECTED THE SUB-ACCOUNT
    PRIOR TO THE CLOSE OF BUSINESS ON
    5/8/2013 MAY CONTINUE TO OPEN
    ACCOUNTS FOR PARTICIPANTS IN THE
    PLAN.
 Prudential Jennison Natural                Long-term growth of capital                  Prudential Investments LLC
  Resources Fund, Inc. -- Class A                                                        Sub-advised by Jennison Associates LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 3/1/2013.
 Putnam Equity Income Fund -- Class A       Capital growth and current income            Putnam Investment Management, LLC
 Putnam High Yield Advantage Fund --        High current income. Capital growth is       Putnam Investment Management, LLC
  Class A                                   a secondary goal when consistent with
                                            achieving high current income.
 Putnam International Capital               Long-term capital appreciation               Putnam Investment Management, LLC
  Opportunities Fund -- Class A
 RidgeWorth Large Cap Value Equity          Seeks to provide a high level of             RidgeWorth Investments
  Fund -- Class A                           capital appreciation. As a secondary         Sub-advised by Ceredex Value Advisors
                                            goal, the Fund also seeks to provide         LLC
                                            current income.
 RidgeWorth Mid-Cap Value Equity Fund       Seeks to provide capital appreciation.       RidgeWorth Investments
  -- Class A                                As a secondary goal, the Fund also           Sub-advised by Ceredex Value Advisors
                                            seeks to provide current income.             LLC
 RidgeWorth Small Cap Value Equity          Seeks to provide capital appreciation.       RidgeWorth Investments
  Fund -- Class A                           As a secondary goal, the Fund also           Sub-advised by Ceredex Value Advisors
                                            seeks to provide current income.             LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 4/20/2012.

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 RidgeWorth Total Return Bond Fund --         Seeks total return (comprised of             RidgeWorth Investments
  Class A                                     capital appreciation and income) that        Sub-advised by Seix Investment
                                              consistently exceeds the total return        Advisors LLC
                                              of the broad U.S. investment grade
                                              bond market.
 Royce Total Return Fund -- Class K           Long-term growth of capital and              Royce & Associates, LLC
                                              current income
 Royce Value Fund -- Class K                  Long-term growth of capital                  Royce & Associates, LLC
 T. Rowe Price Equity Income Fund --          Seeks a high level of dividend income        T. Rowe Price Associates, Inc.
  Class R                                     and long-term capital growth primarily
                                              through investments in stocks.
 T. Rowe Price Growth Stock Fund, Inc.        Seeks long-term capital growth through       T. Rowe Price Associates, Inc.
  -- Class R                                  investments in stocks.
 Templeton Foreign Fund -- Class A            Long-term capital growth.                    Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A        Current income with capital                  Franklin Advisers, Inc.
                                              appreciation and growth of income.
 Templeton Global Opportunities Trust         Long-term capital growth.                    Templeton Investment Counsel, LLC
  -- Class A                                                                               Sub-advised by Franklin Templeton
                                                                                           Investments (Asia) Limited
 The Hartford Balanced Allocation Fund        Seeks long-term capital appreciation         Hartford Investment Financial
  -- Class R4                                 and income                                   Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   EFFECTIVE 5/30/2014, THE SUB-ACCOUNT
    WILL BE RENAMED HARTFORD MODERATE
    ALLOCATION FUND -- CLASS R4.
 The Hartford Balanced Income Fund --         Seeks to provide current income with         Hartford Investment Financial
  Class R4                                    growth of capital as a secondary             Services, LLC
                                              objective                                    Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Capital Appreciation Fund       Seeks growth of capital                      Hartford Investment Financial
  -- Class R4                                                                              Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Checks and Balances Fund        Seeks long-term capital appreciation         Hartford Investment Financial
  -- Class R4                                 and income                                   Services, LLC
 The Hartford Conservative Allocation         Seeks current income and long-term           Hartford Investment Financial
  Fund -- Class R4                            capital appreciation                         Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Dividend and Growth Fund        Seeks a high level of current income         Hartford Investment Financial
  -- Class R4                                 consistent with growth of capital            Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Equity Income Fund --           Seeks a high level of current income         Hartford Investment Financial
  Class R4                                    consistent with growth of capital            Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global All-Asset Fund --        Seeks to provide long-term total             Hartford Investment Financial
  Class R4                                    return                                       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Global Capital                  Seeks growth of capital                      Hartford Investment Financial
  Appreciation Fund -- Class R4                                                            Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   FORMERLY THE HARTFORD CAPITAL
   APPRECIATION II FUND -- CLASS R4
 The Hartford Growth Allocation Fund --       Seeks long-term capital appreciation         Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Growth Opportunities Fund       Seeks capital appreciation                   Hartford Investment Financial
  -- Class R4                                                                              Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford High Yield Fund -- Class        Seeks to provide high current income,        Hartford Investment Financial
  R4                                          and long-term total return                   Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Inflation Plus Fund --          Seeks a total return that exceeds the        Hartford Investment Financial
  Class R4                                    rate of inflation over an economic           Services, LLC
                                              cycle                                        Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford International                   Seeks long-term growth of capital            Hartford Investment Financial
  Opportunities Fund -- Class R4                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford International Small             Seeks capital appreciation                   Hartford Investment Financial
  Company Fund -- Class R4                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Midcap Fund -- Class R4         Seeks long-term growth of capital            Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford MidCap Value Fund --            Seeks long-term capital appreciation         Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Small Company Fund --           Seeks growth of capital                      Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Target Retirement 2010          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Target Retirement 2015          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Target Retirement 2020          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Target Retirement 2025          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Target Retirement 2030          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Target Retirement 2035          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Target Retirement 2040          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Target Retirement 2045          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Target Retirement 2050          Maximize total return and secondarily,       Hartford Investment Financial
  Fund -- Class R4*                           to seek capital preservation                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 1/31/2014.
 The Hartford Total Return Bond Fund --       Seeks a competitive total return, with       Hartford Investment Financial
  Class R4                                    income as a secondary objective              Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Thornburg International Value Fund --        Long-term capital appreciation               Thornburg Investment Management, Inc.
  Class R4
 Thornburg Value Fund -- Class R4             Long-term capital appreciation               Thornburg Investment Management, Inc.
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2013.

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TIAA-CREF Bond Index Fund --                 Seeks a favorable long-term total            Teachers Advisors, Inc.
  Retirement Class                            return, mainly from current income, by
                                              primarily investing in a portfolio of
                                              fixed-income securities that is
                                              designed to produce a return that
                                              corresponds with the total return of
                                              the U.S. investment-grade bond market
                                              based on a broad bond index.
 TIAA-CREF Equity Index Fund --               Seeks a favorable long-term total            Teachers Advisors, Inc.
  Retirement Class                            return, mainly through capital
                                              appreciation, by investing primarily
                                              in a portfolio of equity securities
                                              selected to track the overall U.S.
                                              equity markets based on a market
                                              index.
 TIAA-CREF Large-Cap Growth Index Fund        Seeks a favorable long-term total            Teachers Advisors, Inc.
  -- Retirement Class                         return, mainly through capital
                                              appreciation, by investing primarily
                                              in a portfolio of equity securities of
                                              large domestic growth companies based
                                              on a market index.
 TIAA-CREF Large-Cap Value Index Fund         Seeks a favorable long-term total            Teachers Advisors, Inc.
  -- Retirement Class                         return, mainly through capital
                                              appreciation, by investing primarily
                                              in a portfolio of equity securities of
                                              large domestic value companies based
                                              on a market index.
 Timothy Plan Large/Mid-Cap Value Fund        Long-term growth of capital, with            Timothy Partners, Ltd
  -- Class A                                  secondary objective of current income.       Sub-advised by Westwood Management
                                                                                           Corp
 Victory Diversified Stock Fund --            Provide long-term growth of capital          Victory Capital Management Inc.
  Class A
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
 Victory Established Value Fund --            Seeks long term capital growth by            Victory Capital Management Inc.
  Class A                                     investing primarily in common stocks
 Victory Small Company Opportunity Fund       Provide capital appreciation                 Victory Capital Management Inc.
  -- Class A
 Victory Special Value Fund -- Class A        Long-term growth of capital and              Victory Capital Management Inc.
                                              dividend income
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2013.
 Wells Fargo Advantage Asset Allocation       Long-term total return, consisting of        Wells Fargo Funds Management, LLC
  Fund -- Class A                             capital appreciation and current             Sub-advised by Grantham, Mayo, Van
                                              income                                       Otterloo & Co. (GMO)
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 3/1/2013.
 Wells Fargo Advantage Emerging Markets       Long-term capital appreciation               Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                                   Sub-advised by Wells Capital
                                                                                           Management, Inc.
   CLOSED TO CONTRACTS EFFECTIVE
    12/31/2013. PLAN SPONSORS THAT
    SELECTED THE SUB-ACCOUNT PRIOR TO
    1/31/2014 AND WHO COMPLETE THE
    ADDITION OF THE SUB-ACCOUNT AS A
    PLAN INVESTMENT OPTION ON OR BEFORE
    6/30/2014, MAY OPEN NEW ACCOUNTS
    FOR PARTICIPANTS IN THE PLAN.

                                                            INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                             OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage Utility and            Total return, consisting of income and       Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A          capital appreciation                         Sub-advised by Crow Point Partners,
                                                                                           LLC
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 3/1/2013.
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation                   Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Institutional Fund -- Class I
 Alger Mid Cap Growth Institutional           Seeks long-term capital appreciation         Fred Alger Management, Inc.
  Fund -- Class I
   CLOSED TO CONTRACTS ISSUED ON OR
   AFTER 8/1/2012.
HARTFORD SERIES FUND, INC.
 Hartford Index HLS Fund -- Class IB          Seeks to provide investment results          Hartford Funds Management Company, LLC
                                              which approximate the price and yield        Sub-advised by Hartford Investment
                                              performance of publicly traded common        Management Company
                                              stocks in the aggregate.



NOTES



+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.
* Effective 6/20/2014, the Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account values. The Sub-Account will be liquidated on or about 6/25/2014.



    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    CHANGES TO THE FUNDS AND SEPARATE ACCOUNT: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value) as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.

    We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund's availability.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to Financial Intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.85% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.


    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.massmutual.com/rsgovnp or call 1-800-528-9009. Written information will be provided upon request.



    ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to The National Association of Police Officers in exchange for an endorsement of the Contract. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market the Contract.



    MassMutual also pays additional fees in order to sponsor certain programs offered through the organization including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of the organization.



    For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

CONTRACT YEARS                                            CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
                                                              SURRENDERED
DURING THE FIRST YEAR                                               5%
DURING THE SECOND YEAR                                              4%
DURING THE THIRD YEAR                                               3%
DURING THE FOURTH YEAR                                              2%
DURING THE FIFTH YEAR                                               1%
DURING THE SIXTH YEAR AND THEREAFTER                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:

       - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

       - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other plan related expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts "Plan Related Expenses." Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

       - TRANSFER TO AN APPROVED PLAN RELATED INVESTMENT ACCOUNT -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

    We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.

    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct

25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL TOTAL VALUE OF THE AGGREGATE PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE PROGRAM AND ADMINISTRATIVE CHARGE ON A GOING FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                     PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT            ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                      1.25%
 $3,500,000.00 to $4,999,999.99                                           1.05%
 $5,000,000.00 to $24,999,999.99                                          0.85%
 $25,000,000.00 to $34,999,999.99                                         0.75%
 $35,000,000.00 to $49,999,999.99                                         0.65%
 $50,000,000.00 to $69,999,999.99                                         0.50%
 $70,000,000.00 to $84,999,999.99                                         0.35%
 $85,000,000.00 to $99,999,999.99                                         0.15%
 $100,000,000.00 and over                                                 0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                     PROGRAM AND
                                                                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------
All Participants                                                         1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:

    METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.

    If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

    We may reduce the Program and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for program and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund's prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.

    Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Hartford will reimburse the Plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

    - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

    - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.


       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.


    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.


    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:

       - Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant's Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.


    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.massmutual.com/rsgovnp.


    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant's Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement. (See "How are Contributions made to establish my Annuity Account?")

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS


    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS")


    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.


    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED?

    We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract. (See "Can a Contract be modified?").

    Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive due proof of death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.


    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Appendix Tax -- Federal Tax Considerations".


    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111-0001.

    MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. MMLD pays different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


     Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of January 1, 2013, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:



    Alliant Insurance Services, Inc., Ameriprise Financial Services, Inc., CBIZ Financial Solutions, Inc., Commonwealth Financial Network, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney, National Retirement Partners, NFP Securities, Inc., Plexus Financial Services, Inc., Qualified Plans, LLC, Woodbury Financial Services, Inc., 401(k) Advisors, Inc., and 401K Exchange, Inc.


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2013, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.9 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?


    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583



You can also send inquiries to us electronically via the internet through our website at retire.massmutual.com/rsgovnp.


    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                   PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                3
 Total Return for all Sub-Accounts                                             3
 Yield for Sub-Accounts                                                        3
 Money Market Sub-Accounts                                                     3
 Additional Materials                                                          3
 Performance Comparisons                                                       4
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

                   APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.


    The U.S. Supreme Court overturned Section 3 of the federal Defense of Marriage Act ("DOMA") under which same-sex marriages were not recognized for purposes of federal law, including federal tax law. In addition, the U.S. Treasury Department and the U.S. Internal Revenue Service issued guidance in Revenue Ruling 2013-17 holding that, as of September 16, 2013 (and, in certain circumstances, retroactively), same-sex couples who are married in a jurisdiction that recognizes same-sex marriages will be recognized as married for federal tax purposes, regardless of whether the jurisdiction in which the couple resides would recognize the marriage. As a result, the favorable income deferral options (and certain other advantages) afforded to a spouse by federal tax law are now available to same-sex married spouses. Revenue Ruling 2013-17 also held that, for federal tax purposes, the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. Further guidance from governmental authorities is expected to address the implications of the U.S. Supreme Court's decision. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.


    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of

                                    APP TAX-1
company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

                                    APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


H. TAX-QUALIFIED RETIREMENT PLANS


    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified

                                    APP TAX-3

Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA

                                    APP TAX-4
must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS


    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules applied to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value


                                    APP TAX-5
may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN


    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($17,500 in 2014) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($5,500 in 2014). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($17,500 in 2014) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($5,500 in 2014). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement

                                    APP TAX-6
benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($17,500 for 2014). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($5,500 in 2014); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or

                                    APP TAX-7

Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

                                    APP TAX-8

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the

                                    APP TAX-9
extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.


    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.


    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover,

                                    APP TAX-10
including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

                                    APP TAX-11

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.

                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.760          $17.118          $17.147
Accumulation unit value at end of period     $20.766          $18.760          $17.118
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.884          $16.525          $17.478
Accumulation unit value at end of period     $19.551          $17.884          $16.525
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.367          $17.497          $17.549
Accumulation unit value at end of period     $21.937          $19.367          $17.497
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.463          $16.891          $18.030
Accumulation unit value at end of period     $20.654          $18.463          $16.891
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                9
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.822          $17.836          $17.918
Accumulation unit value at end of period     $22.905          $19.822          $17.836
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.897          $17.218          $18.544
Accumulation unit value at end of period     $21.565          $18.897          $17.218
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               13


                                    APP I-1

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.221          $18.070          $18.167
Accumulation unit value at end of period     $23.904          $20.221          $18.070
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.277          $17.444          $18.950
Accumulation unit value at end of period     $22.506          $19.277          $17.444
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.170          $17.876          $18.016
Accumulation unit value at end of period     $24.370          $20.170          $17.876
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.229          $17.256          $18.908
Accumulation unit value at end of period     $22.944          $19.229          $17.256
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                7
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.012          $17.652          $17.830
Accumulation unit value at end of period     $24.549          $20.012          $17.652
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.079          $17.040          $18.798
Accumulation unit value at end of period     $23.113          $19.079          $17.040
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.951          $17.552          $17.736
Accumulation unit value at end of period     $24.758          $19.951          $17.552
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.020          $16.943          $18.727
Accumulation unit value at end of period     $23.310          $19.020          $16.943
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.939          $17.449          $17.655
Accumulation unit value at end of period     $24.813          $19.939          $17.449
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.009          $16.843          $18.675
Accumulation unit value at end of period     $23.361          $19.009          $16.843
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1


                                    APP I-2

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.123          $10.585          $10.706
Accumulation unit value at end of period     $15.117          $12.123          $10.585
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.699          $10.343          $11.482
Accumulation unit value at end of period     $14.408          $11.699          $10.343
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.120          $10.583          $10.699
Accumulation unit value at end of period     $15.123          $12.120          $10.583
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.696          $10.341          $11.492
Accumulation unit value at end of period     $14.413          $11.696          $10.341
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.630          $10.698          $10.655
Accumulation unit value at end of period     $17.331          $12.630          $10.698
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.914          $10.219          $11.183
Accumulation unit value at end of period     $16.146          $11.914          $10.219
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               20
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.097           $7.017           $7.207
Accumulation unit value at end of period      $9.174           $8.097           $7.017
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.587           $9.289          $11.236
Accumulation unit value at end of period     $11.846          $10.587           $9.289
Number of accumulation units outstanding
 at end of period (in thousands)                  10               17               19
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.850          $13.879          $14.400
Accumulation unit value at end of period     $19.347          $15.850          $13.879
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.683           $7.698           $9.627
Accumulation unit value at end of period     $10.467           $8.683           $7.698
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               40


                        APP I-3

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
ALLIANZGI NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.974           $8.755           $8.573
Accumulation unit value at end of period     $12.831           $9.974           $8.755
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $8.362           $8.485
Accumulation unit value at end of period     $11.953           $9.409           $8.362
Number of accumulation units outstanding
 at end of period (in thousands)                 112              108              102
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $9.748               $-
Accumulation unit value at end of period     $11.660          $10.579               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.333           $9.601               $-
Accumulation unit value at end of period     $11.247          $10.333               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.734          $11.191          $11.045
Accumulation unit value at end of period     $11.425          $11.734          $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.324          $10.936          $10.684
Accumulation unit value at end of period     $10.889          $11.324          $10.936
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.434          $20.168          $19.676
Accumulation unit value at end of period     $26.763          $22.434          $20.168
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.589          $15.101          $14.895
Accumulation unit value at end of period     $19.545          $16.589          $15.101
Number of accumulation units outstanding
 at end of period (in thousands)                  32               43               44
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.125          $18.590          $18.763
Accumulation unit value at end of period     $27.268          $21.125          $18.590
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.140          $17.946          $18.891
Accumulation unit value at end of period     $25.673          $20.140          $17.946
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                1


                        APP I-4

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.550          $11.669          $11.475
Accumulation unit value at end of period     $17.575          $13.550          $11.669
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.076          $11.403          $11.562
Accumulation unit value at end of period     $16.750          $13.076          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.002
Accumulation unit value at end of period     $10.004          $10.003          $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                  37                7                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.653           $9.774           $9.825
Accumulation unit value at end of period      $9.534           $9.653           $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                  11                3                0
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.458          $14.145          $14.017
Accumulation unit value at end of period     $22.136          $16.458          $14.145
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.158          $14.933          $15.910
Accumulation unit value at end of period     $22.791          $17.158          $14.933
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.248           $9.748           $9.780
Accumulation unit value at end of period     $15.339          $11.248           $9.748
Number of accumulation units outstanding
 at end of period (in thousands)                  73               83               75
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.219          $10.723          $11.222
Accumulation unit value at end of period     $16.457          $12.219          $10.723
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               39
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.733           $9.591           $9.407
Accumulation unit value at end of period     $13.684          $10.733           $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                 151              165               63
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.178          $11.020          $10.965
Accumulation unit value at end of period     $15.335          $12.178          $11.020
Number of accumulation units outstanding
 at end of period (in thousands)                  71               64               48


                        APP I-5

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.757           $9.654           $9.520
Accumulation unit value at end of period     $12.317          $10.757           $9.654
Number of accumulation units outstanding
 at end of period (in thousands)                  46               43               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.250          $11.133          $11.372
Accumulation unit value at end of period     $13.853          $12.250          $11.133
Number of accumulation units outstanding
 at end of period (in thousands)                 386              439              461
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $54.513          $45.898          $46.178
Accumulation unit value at end of period     $67.874          $54.513          $45.898
Number of accumulation units outstanding
 at end of period (in thousands)                  23               23               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.402          $13.131          $14.685
Accumulation unit value at end of period     $18.939          $15.402          $13.131
Number of accumulation units outstanding
 at end of period (in thousands)                 171              206              197
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.710          $15.738          $16.137
Accumulation unit value at end of period     $22.412          $18.710          $15.738
Number of accumulation units outstanding
 at end of period (in thousands)                 169              156               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.710          $15.084          $18.015
Accumulation unit value at end of period     $20.951          $17.710          $15.084
Number of accumulation units outstanding
 at end of period (in thousands)                 167              188              178
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $9.059           $9.036
Accumulation unit value at end of period     $13.868          $10.579           $9.059
Number of accumulation units outstanding
 at end of period (in thousands)                 101              100               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.233          $10.607          $11.222
Accumulation unit value at end of period     $15.837          $12.233          $10.607
Number of accumulation units outstanding
 at end of period (in thousands)                 206              261              274
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.231           $9.328           $9.499
Accumulation unit value at end of period     $14.198          $11.231           $9.328
Number of accumulation units outstanding
 at end of period (in thousands)                  65               64                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.253          $11.146          $12.443
Accumulation unit value at end of period     $16.547          $13.253          $11.146
Number of accumulation units outstanding
 at end of period (in thousands)                 106              100              100


                                    APP I-6

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.777          $13.126          $13.288
Accumulation unit value at end of period     $21.050          $15.777          $13.126
Number of accumulation units outstanding
 at end of period (in thousands)                 234              226              114
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.451          $11.332          $12.363
Accumulation unit value at end of period     $17.725          $13.451          $11.332
Number of accumulation units outstanding
 at end of period (in thousands)                 443              520              495
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.075           $9.925           $9.691
Accumulation unit value at end of period     $13.042          $11.075           $9.925
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.486          $11.330          $11.302
Accumulation unit value at end of period     $14.521          $12.486          $11.330
Number of accumulation units outstanding
 at end of period (in thousands)                 154              164              175
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.071           $8.742           $8.679
Accumulation unit value at end of period     $13.287          $10.071           $8.742
Number of accumulation units outstanding
 at end of period (in thousands)                   -               49                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.199           $9.844          $10.246
Accumulation unit value at end of period     $14.593          $11.199           $9.844
Number of accumulation units outstanding
 at end of period (in thousands)                 174              180              156
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.338           $9.174           $9.270
Accumulation unit value at end of period     $16.208          $11.338           $9.174
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.241          $10.849          $12.148
Accumulation unit value at end of period     $18.695          $13.241          $10.849
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               24
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.193           $9.094           $8.925
Accumulation unit value at end of period     $13.400          $10.193           $9.094
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.584          $10.465          $10.356
Accumulation unit value at end of period     $15.039          $11.584          $10.465
Number of accumulation units outstanding
 at end of period (in thousands)                  88               97               85


                        APP I-7

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.519          $12.658          $12.750
Accumulation unit value at end of period     $19.092          $14.519          $12.658
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.012          $12.369          $12.855
Accumulation unit value at end of period     $18.196          $14.012          $12.369
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                3
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.395          $11.939          $12.221
Accumulation unit value at end of period     $15.677          $12.395          $11.939
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.962          $11.667          $12.475
Accumulation unit value at end of period     $14.941          $11.962          $11.667
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.669          $12.002          $11.942
Accumulation unit value at end of period     $18.295          $13.669          $12.002
Number of accumulation units outstanding
 at end of period (in thousands)                  30               19               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.191          $11.728          $12.033
Accumulation unit value at end of period     $17.437          $13.191          $11.728
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.682          $17.276          $17.491
Accumulation unit value at end of period     $26.334          $19.682          $17.276
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.763          $16.677          $18.580
Accumulation unit value at end of period     $24.794          $18.763          $16.677
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.138          $18.886          $18.561
Accumulation unit value at end of period     $26.284          $21.138          $18.886
Number of accumulation units outstanding
 at end of period (in thousands)                  48               21               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.152          $18.232          $18.113
Accumulation unit value at end of period     $24.747          $20.152          $18.232
Number of accumulation units outstanding
 at end of period (in thousands)                  31               22               12


                        APP I-8

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
BLACKROCK FLEXIBLE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.078          $19.901          $19.932
Accumulation unit value at end of period     $27.319          $22.078          $19.901
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.048          $19.211          $20.935
Accumulation unit value at end of period     $25.721          $21.048          $19.211
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.247          $11.132          $11.301
Accumulation unit value at end of period     $14.014          $12.247          $11.132
Number of accumulation units outstanding
 at end of period (in thousands)                 149              144                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.832          $12.731          $13.807
Accumulation unit value at end of period     $15.631          $13.832          $12.731
Number of accumulation units outstanding
 at end of period (in thousands)                 117              128               98
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.881          $10.067          $10.288
Accumulation unit value at end of period     $14.511          $11.881          $10.067
Number of accumulation units outstanding
 at end of period (in thousands)                  45               86               81
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.466           $9.837          $12.042
Accumulation unit value at end of period     $13.830          $11.466           $9.837
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                4
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.296           $9.979           $9.991
Accumulation unit value at end of period     $15.057          $11.296           $9.979
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.340          $11.932          $12.586
Accumulation unit value at end of period     $17.560          $13.340          $11.932
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14               20
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.027          $10.073           $9.951
Accumulation unit value at end of period     $15.971          $11.027          $10.073
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.376          $11.447          $12.100
Accumulation unit value at end of period     $17.702          $12.376          $11.447
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               10


                        APP I-9

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.914          $10.000               $-
Accumulation unit value at end of period     $13.047          $10.914               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.783          $10.000               $-
Accumulation unit value at end of period     $12.730          $10.783               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
CALAMOS INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $11.110               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $10.978               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.365          $12.413          $12.225
Accumulation unit value at end of period     $13.017          $13.365          $12.413
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987          $12.213          $12.026
Accumulation unit value at end of period     $12.491          $12.987          $12.213
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               44
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.059          $16.498          $16.772
Accumulation unit value at end of period     $24.857          $19.059          $16.498
Number of accumulation units outstanding
 at end of period (in thousands)                  39               35                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.615          $11.057          $12.243
Accumulation unit value at end of period     $16.248          $12.615          $11.057
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               66
CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.292          $10.812               $-
Accumulation unit value at end of period     $14.599          $11.292               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.029          $10.648               $-
Accumulation unit value at end of period     $14.081          $11.029               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -


                        APP I-10

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.993          $19.450          $19.621
Accumulation unit value at end of period     $31.543          $22.993          $19.450
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.921          $18.776          $20.254
Accumulation unit value at end of period     $29.698          $21.921          $18.776
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
CLEARBRIDGE SMALL CAP GROWTH FUND --
 CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.019          $10.958          $10.996
Accumulation unit value at end of period     $19.195          $13.019          $10.958
Number of accumulation units outstanding
 at end of period (in thousands)                  40                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.340          $10.820
Accumulation unit value at end of period     $20.721          $12.132          $10.340
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                3
COLUMBIA ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.387          $21.584          $21.854
Accumulation unit value at end of period     $33.136          $25.387          $21.584
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.203          $20.836          $22.816
Accumulation unit value at end of period     $31.198          $24.203          $20.836
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9                5
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.276          $19.671          $19.530
Accumulation unit value at end of period     $31.518          $23.276          $19.671
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.190          $18.989          $19.969
Accumulation unit value at end of period     $29.675          $22.190          $18.989
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                0
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.723          $17.644          $17.941
Accumulation unit value at end of period     $28.021          $19.723          $17.644
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.803          $17.033          $19.251
Accumulation unit value at end of period     $26.382          $18.803          $17.033
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2


                        APP I-11

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.633           $9.469           $9.654
Accumulation unit value at end of period     $14.408          $10.633           $9.469
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.809          $10.649          $11.493
Accumulation unit value at end of period     $15.804          $11.809          $10.649
Number of accumulation units outstanding
 at end of period (in thousands)                  20               24               22
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.950           $8.542           $8.489
Accumulation unit value at end of period     $13.448           $9.950           $8.542
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.276           $8.063           $8.693
Accumulation unit value at end of period     $12.381           $9.276           $8.063
Number of accumulation units outstanding
 at end of period (in thousands)                  22               27               22
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.880          $12.280          $12.270
Accumulation unit value at end of period     $18.851          $13.880          $12.280
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.395          $12.000          $12.844
Accumulation unit value at end of period     $17.966          $13.395          $12.000
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $39.124          $34.707          $34.636
Accumulation unit value at end of period     $52.645          $39.124          $34.707
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.820          $12.414          $13.195
Accumulation unit value at end of period     $18.366          $13.820          $12.414
Number of accumulation units outstanding
 at end of period (in thousands)                  86               94               93
DELAWARE DIVERSIFIED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.653          $10.000               $-
Accumulation unit value at end of period     $10.506          $10.653               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.525          $10.000               $-
Accumulation unit value at end of period     $10.251          $10.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -


                        APP I-12

                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                 2013            2012            2011
-----------------------------------------------------------------------------------
DELAWARE EXTENDED DURATION BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $11.607         $10.000              $-
Accumulation unit value at end of period    $11.142         $11.607              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $11.468         $10.000              $-
Accumulation unit value at end of period    $10.871         $11.468              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $12.785         $12.329         $12.195
Accumulation unit value at end of period    $12.453         $12.785         $12.329
Number of accumulation units outstanding
 at end of period (in thousands)                197             169              34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $12.060         $11.776         $11.470
Accumulation unit value at end of period    $11.601         $12.060         $11.776
Number of accumulation units outstanding
 at end of period (in thousands)                 88              93              79
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $43.626         $37.222         $37.372
Accumulation unit value at end of period    $57.963         $43.626         $37.222
Number of accumulation units outstanding
 at end of period (in thousands)                 19              11               2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $14.204         $12.272         $13.178
Accumulation unit value at end of period    $18.638         $14.204         $12.272
Number of accumulation units outstanding
 at end of period (in thousands)                 37              40              34
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $11.208          $9.708          $9.612
Accumulation unit value at end of period    $14.768         $11.208          $9.708
Number of accumulation units outstanding
 at end of period (in thousands)                139             101               1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $10.573          $9.273          $9.499
Accumulation unit value at end of period    $13.758         $10.573          $9.273
Number of accumulation units outstanding
 at end of period (in thousands)                 95              99              85
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $31.747         $27.365         $27.037
Accumulation unit value at end of period    $44.687         $31.747         $27.365
Number of accumulation units outstanding
 at end of period (in thousands)                 17               9               3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $13.540         $11.818         $12.251
Accumulation unit value at end of period    $18.823         $13.540         $11.818
Number of accumulation units outstanding
 at end of period (in thousands)                 23              20              24


                        APP I-13

                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                 2013            2012            2011
-----------------------------------------------------------------------------------
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $18.958         $16.438         $16.672
Accumulation unit value at end of period    $25.400         $18.958         $16.438
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $18.074         $15.868         $17.133
Accumulation unit value at end of period    $23.915         $18.074         $15.868
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
DWS GLOBAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $8.160          $6.923          $7.118
Accumulation unit value at end of period    $10.270          $8.160          $6.923
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $10.454          $8.981         $10.703
Accumulation unit value at end of period    $12.993         $10.454          $8.981
Number of accumulation units outstanding
 at end of period (in thousands)                  2               2               4
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $17.601         $15.785         $15.678
Accumulation unit value at end of period    $21.289         $17.601         $15.785
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $16.779         $15.238         $15.624
Accumulation unit value at end of period    $20.044         $16.779         $15.238
Number of accumulation units outstanding
 at end of period (in thousands)                  0               -               0
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $14.631         $12.898         $12.634
Accumulation unit value at end of period    $15.699         $14.631         $12.898
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $15.064         $13.446         $13.664
Accumulation unit value at end of period    $15.963         $15.064         $13.446
Number of accumulation units outstanding
 at end of period (in thousands)                 47              59              44
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $9.331          $8.060          $7.931
Accumulation unit value at end of period    $12.069          $9.331          $8.060
Number of accumulation units outstanding
 at end of period (in thousands)                598             565             474
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $11.125          $9.731         $10.224
Accumulation unit value at end of period    $14.211         $11.125          $9.731
Number of accumulation units outstanding
 at end of period (in thousands)                 67              82              76


                                    APP I-14

                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                 2013            2012            2011
-----------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $11.095         $10.000              $-
Accumulation unit value at end of period    $15.058         $11.095              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $10.962         $10.000              $-
Accumulation unit value at end of period    $14.693         $10.962              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  4               1               -
FEDERATED CLOVER SMALL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $10.935         $10.000              $-
Accumulation unit value at end of period    $14.377         $10.935              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $10.803         $10.000              $-
Accumulation unit value at end of period    $14.029         $10.803              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
FEDERATED CLOVER VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $14.002         $12.227         $12.022
Accumulation unit value at end of period    $18.591         $14.002         $12.227
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $13.425         $11.871         $12.148
Accumulation unit value at end of period    $17.604         $13.425         $11.871
Number of accumulation units outstanding
 at end of period (in thousands)                  0               0               0
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $9.785          $8.342          $8.409
Accumulation unit value at end of period    $13.752          $9.785          $8.342
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $11.471          $9.902         $11.419
Accumulation unit value at end of period    $15.921         $11.471          $9.902
Number of accumulation units outstanding
 at end of period (in thousands)                 73              90              96
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $11.653         $10.249         $10.272
Accumulation unit value at end of period    $15.077         $11.653         $10.249
Number of accumulation units outstanding
 at end of period (in thousands)                 41               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $13.390         $11.925         $12.245
Accumulation unit value at end of period    $17.110         $13.390         $11.925
Number of accumulation units outstanding
 at end of period (in thousands)                 30              29              21


                        APP I-15

                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                 2013            2012            2011
-----------------------------------------------------------------------------------
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $15.392         $13.302         $12.980
Accumulation unit value at end of period    $16.569         $15.392         $13.302
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $15.630         $13.677         $13.979
Accumulation unit value at end of period    $16.615         $15.630         $13.677
Number of accumulation units outstanding
 at end of period (in thousands)                 22              21              37
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $12.029         $10.582         $10.307
Accumulation unit value at end of period    $13.741         $12.029         $10.582
Number of accumulation units outstanding
 at end of period (in thousands)                  6               0               0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $13.554         $12.073         $12.405
Accumulation unit value at end of period    $15.291         $13.554         $12.073
Number of accumulation units outstanding
 at end of period (in thousands)                142             148             184
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $14.993         $12.669         $12.564
Accumulation unit value at end of period    $20.199         $14.993         $12.669
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $15.896         $13.601         $13.891
Accumulation unit value at end of period    $21.149         $15.896         $13.601
Number of accumulation units outstanding
 at end of period (in thousands)                 26              31              27
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $14.576         $12.974         $12.824
Accumulation unit value at end of period    $15.043         $14.576         $12.974
Number of accumulation units outstanding
 at end of period (in thousands)                  -               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $14.764         $13.307         $13.708
Accumulation unit value at end of period    $15.047         $14.764         $13.307
Number of accumulation units outstanding
 at end of period (in thousands)                 55              50              41
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                     $12.278         $11.370         $11.400
Accumulation unit value at end of period    $13.554         $12.278         $11.370
Number of accumulation units outstanding
 at end of period (in thousands)                  5               5               5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                     $12.870         $12.068         $12.562
Accumulation unit value at end of period    $14.031         $12.870         $12.068
Number of accumulation units outstanding
 at end of period (in thousands)                 62              70              57


                                    APP I-16

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.343          $10.263          $10.350
Accumulation unit value at end of period     $13.723          $11.343          $10.263
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.665          $11.604          $12.359
Accumulation unit value at end of period     $15.132          $12.665          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  81               82               74
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.156          $11.117          $11.165
Accumulation unit value at end of period     $13.901          $12.156          $11.117
Number of accumulation units outstanding
 at end of period (in thousands)                  32               27               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.083          $12.115          $12.723
Accumulation unit value at end of period     $14.775          $13.083          $12.115
Number of accumulation units outstanding
 at end of period (in thousands)                 123              131              145
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.146          $13.057          $12.915
Accumulation unit value at end of period     $14.008          $14.146          $13.057
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.925          $13.014          $13.053
Accumulation unit value at end of period     $13.618          $13.925          $13.014
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14               11
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.668          $11.129          $10.988
Accumulation unit value at end of period     $15.695          $11.668          $11.129
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.261          $10.875          $11.310
Accumulation unit value at end of period     $14.958          $11.261          $10.875
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.050          $11.607          $11.811
Accumulation unit value at end of period     $16.909          $13.050          $11.607
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.594          $11.342          $12.099
Accumulation unit value at end of period     $16.116          $12.594          $11.342
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-17

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.299          $12.971          $12.886
Accumulation unit value at end of period     $12.966          $13.299          $12.971
Number of accumulation units outstanding
 at end of period (in thousands)                 121              124              108
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.858          $12.699          $12.360
Accumulation unit value at end of period     $12.381          $12.858          $12.699
Number of accumulation units outstanding
 at end of period (in thousands)                  25               37               30
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.321          $11.187          $11.243
Accumulation unit value at end of period     $17.560          $13.321          $11.187
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.270          $12.984          $13.699
Accumulation unit value at end of period     $19.879          $15.270          $12.984
Number of accumulation units outstanding
 at end of period (in thousands)                   5                7                7
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.021          $14.736          $14.355
Accumulation unit value at end of period     $18.299          $17.021          $14.736
Number of accumulation units outstanding
 at end of period (in thousands)                 161              147              117
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.153          $13.284          $13.689
Accumulation unit value at end of period     $16.088          $15.153          $13.284
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               19
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.320           $7.818           $7.703
Accumulation unit value at end of period     $12.357           $9.320           $7.818
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.685           $7.377           $7.941
Accumulation unit value at end of period     $11.372           $8.685           $7.377
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               11
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $51.389          $48.668               $-
Accumulation unit value at end of period     $68.057          $51.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.070          $18.212               $-
Accumulation unit value at end of period     $24.942          $19.070               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29                -


                        APP I-18

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.195          $10.486               $-
Accumulation unit value at end of period     $11.494          $11.195               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.934          $10.328               $-
Accumulation unit value at end of period     $11.087          $10.934               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.081          $10.408          $10.239
Accumulation unit value at end of period     $16.706          $12.081          $10.408
Number of accumulation units outstanding
 at end of period (in thousands)                   8                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.517          $11.979
Accumulation unit value at end of period     $18.029          $13.202          $11.517
Number of accumulation units outstanding
 at end of period (in thousands)                  49               51               52
INVESCO AMERICAN FRANCHISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.095          $10.292               $-
Accumulation unit value at end of period     $14.104          $10.095               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.881          $10.159               $-
Accumulation unit value at end of period     $13.634           $9.881               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -
INVESCO AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.363          $22.529          $21.843
Accumulation unit value at end of period     $35.339          $26.363          $22.529
Number of accumulation units outstanding
 at end of period (in thousands)                  12                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.133          $21.749          $22.540
Accumulation unit value at end of period     $33.272          $25.133          $21.749
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
INVESCO COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.499          $13.035          $12.853
Accumulation unit value at end of period     $20.961          $15.499          $13.035
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.486          $11.485          $12.127
Accumulation unit value at end of period     $18.012          $13.486          $11.485
Number of accumulation units outstanding
 at end of period (in thousands)                  29               41               40


                        APP I-19

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.331          $11.154          $11.346
Accumulation unit value at end of period     $12.903          $13.331          $11.154
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.865          $10.900          $12.599
Accumulation unit value at end of period     $12.297          $12.865          $10.900
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                8
INVESCO EQUITY AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.330          $16.238          $15.910
Accumulation unit value at end of period     $22.905          $18.330          $16.238
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.000          $14.352          $14.875
Accumulation unit value at end of period     $19.746          $16.000          $14.352
Number of accumulation units outstanding
 at end of period (in thousands)                  93              109               99
INVESCO GROWTH AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.005           $8.732           $8.539
Accumulation unit value at end of period     $13.391          $10.005           $8.732
Number of accumulation units outstanding
 at end of period (in thousands)                 111              112              120
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.121          $10.536
Accumulation unit value at end of period     $15.139          $11.453          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               42
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.931           $8.624           $8.793
Accumulation unit value at end of period     $11.787           $9.931           $8.624
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.216          $11.621          $13.188
Accumulation unit value at end of period     $15.491          $13.216          $11.621
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12
INVESCO MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.646          $10.420          $10.654
Accumulation unit value at end of period     $15.956          $11.646          $10.420
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.130          $11.896          $13.607
Accumulation unit value at end of period     $17.767          $13.130          $11.896
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               14


                        APP I-20

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.128          $17.522               $-
Accumulation unit value at end of period     $18.453          $18.128               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.309          $27.593               $-
Accumulation unit value at end of period     $28.458          $28.309               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25                -
INVESCO SMALL CAP DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.631           $9.961          $10.077
Accumulation unit value at end of period     $15.966          $11.631           $9.961
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.639          $10.960          $12.040
Accumulation unit value at end of period     $17.134          $12.639          $10.960
Number of accumulation units outstanding
 at end of period (in thousands)                  20               23               25
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.604          $10.223          $10.248
Accumulation unit value at end of period     $15.860          $11.604          $10.223
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.082          $11.671          $12.590
Accumulation unit value at end of period     $17.659          $13.082          $11.671
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.174          $21.271          $21.469
Accumulation unit value at end of period     $35.220          $25.174          $21.271
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.000          $20.534          $22.364
Accumulation unit value at end of period     $33.160          $24.000          $20.534
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2
INVESCO SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.241          $21.421          $21.443
Accumulation unit value at end of period     $37.855          $26.241          $21.421
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.017          $20.679          $22.669
Accumulation unit value at end of period     $35.642          $25.017          $20.679
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3


                        APP I-21

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.038          $12.601          $13.252
Accumulation unit value at end of period     $18.695          $15.038          $12.601
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.337          $12.164          $14.382
Accumulation unit value at end of period     $17.602          $14.337          $12.164
Number of accumulation units outstanding
 at end of period (in thousands)                  24               30               20
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $7.543           $7.506           $8.069
Accumulation unit value at end of period      $8.161           $7.543           $7.506
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.921           $9.997          $13.510
Accumulation unit value at end of period     $10.601           $9.921           $9.997
Number of accumulation units outstanding
 at end of period (in thousands)                  59               56               60
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.978          $10.834          $10.931
Accumulation unit value at end of period     $16.250          $11.978          $10.834
Number of accumulation units outstanding
 at end of period (in thousands)                   -               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.947          $11.858          $12.365
Accumulation unit value at end of period     $17.347          $12.947          $11.858
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.201          $12.602          $12.508
Accumulation unit value at end of period     $16.939          $14.201          $12.602
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.595          $12.216          $12.688
Accumulation unit value at end of period     $16.014          $13.595          $12.216
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                7
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.451          $15.726          $15.862
Accumulation unit value at end of period     $24.045          $18.451          $15.726
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.664          $15.244          $15.827
Accumulation unit value at end of period     $22.733          $17.664          $15.244
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11                9


                        APP I-22

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.283          $16.404          $16.573
Accumulation unit value at end of period     $26.718          $20.283          $16.404
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.705          $14.499          $16.081
Accumulation unit value at end of period     $23.033          $17.705          $14.499
Number of accumulation units outstanding
 at end of period (in thousands)                  26               35               29
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.372          $10.145          $10.791
Accumulation unit value at end of period     $12.719          $11.372          $10.145
Number of accumulation units outstanding
 at end of period (in thousands)                   0              171              137
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886           $9.834          $12.842
Accumulation unit value at end of period     $12.024          $10.886           $9.834
Number of accumulation units outstanding
 at end of period (in thousands)                  51               57               50
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $12.497          $12.386
Accumulation unit value at end of period     $12.847          $13.099          $12.497
Number of accumulation units outstanding
 at end of period (in thousands)                  44               46               52
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.488          $12.063          $11.794
Accumulation unit value at end of period     $12.096          $12.488          $12.063
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5
JPMORGAN LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $12.799               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $12.647               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.002
Accumulation unit value at end of period     $10.004          $10.003          $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.654           $9.774           $9.825
Accumulation unit value at end of period      $9.535           $9.654           $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                  65               74               68


                        APP I-23

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.177          $23.324          $23.420
Accumulation unit value at end of period     $38.703          $26.177          $23.324
Number of accumulation units outstanding
 at end of period (in thousands)                   -               18               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.956          $22.515          $24.388
Accumulation unit value at end of period     $36.440          $24.956          $22.515
Number of accumulation units outstanding
 at end of period (in thousands)                   8               10               10
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.729          $22.241          $21.936
Accumulation unit value at end of period     $36.396          $26.729          $22.241
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.483          $21.470          $22.732
Accumulation unit value at end of period     $34.267          $25.483          $21.470
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.019          $10.617               $-
Accumulation unit value at end of period     $11.862          $11.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.762          $10.457               $-
Accumulation unit value at end of period     $11.441          $10.762               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.088          $10.615               $-
Accumulation unit value at end of period     $12.216          $11.088               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.829          $10.454               $-
Accumulation unit value at end of period     $11.782          $10.829               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1                -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.123          $10.594               $-
Accumulation unit value at end of period     $12.616          $11.123               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               34                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.863          $10.434               $-
Accumulation unit value at end of period     $12.169          $10.863               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                -


                        APP I-24

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045          $10.507               $-
Accumulation unit value at end of period     $12.906          $11.045               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.788          $10.349               $-
Accumulation unit value at end of period     $12.448          $10.788               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60               48                -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.948          $10.400               $-
Accumulation unit value at end of period     $13.103          $10.948               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101               80                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.693          $10.243               $-
Accumulation unit value at end of period     $12.638          $10.693               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.926          $10.374               $-
Accumulation unit value at end of period     $13.314          $10.926               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.671          $10.217               $-
Accumulation unit value at end of period     $12.842          $10.671               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.921          $10.367               $-
Accumulation unit value at end of period     $13.408          $10.921               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               47                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.666          $10.210               $-
Accumulation unit value at end of period     $12.933          $10.666               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1                -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.933          $10.368               $-
Accumulation unit value at end of period     $13.420          $10.933               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.678          $10.212               $-
Accumulation unit value at end of period     $12.944          $10.678               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                -


                        APP I-25

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.924          $10.369               $-
Accumulation unit value at end of period     $13.409          $10.924               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  86               71                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.669          $10.212               $-
Accumulation unit value at end of period     $12.934          $10.669               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.642          $10.000               $-
Accumulation unit value at end of period     $13.063          $10.642               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.546          $10.000               $-
Accumulation unit value at end of period     $12.785          $10.546               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.013          $10.617               $-
Accumulation unit value at end of period     $11.852          $11.013               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.756          $10.456               $-
Accumulation unit value at end of period     $11.432          $10.756               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11                -
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.251          $11.333          $11.358
Accumulation unit value at end of period     $17.965          $13.251          $11.333
Number of accumulation units outstanding
 at end of period (in thousands)                  10               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.788          $11.075          $11.558
Accumulation unit value at end of period     $17.122          $12.788          $11.075
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                3
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $35.386          $30.759          $29.447
Accumulation unit value at end of period     $35.035          $35.386          $30.759
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $33.737          $29.693          $31.172
Accumulation unit value at end of period     $32.986          $33.737          $29.693
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                2


                        APP I-26

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.080          $10.012           $9.994
Accumulation unit value at end of period     $12.128          $11.080          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  67               47                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.150          $11.116          $11.527
Accumulation unit value at end of period     $13.134          $12.150          $11.116
Number of accumulation units outstanding
 at end of period (in thousands)                 183              234              213
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.408           $9.231           $9.238
Accumulation unit value at end of period     $11.807          $10.408           $9.231
Number of accumulation units outstanding
 at end of period (in thousands)                  93               74               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.740          $10.543          $11.165
Accumulation unit value at end of period     $13.153          $11.740          $10.543
Number of accumulation units outstanding
 at end of period (in thousands)                 220              203              152
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.841           $8.601           $8.617
Accumulation unit value at end of period     $11.484           $9.841           $8.601
Number of accumulation units outstanding
 at end of period (in thousands)                  90               81               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.369          $10.062          $10.835
Accumulation unit value at end of period     $13.103          $11.369          $10.062
Number of accumulation units outstanding
 at end of period (in thousands)                 178              176              149
LIFEPATH 2055 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.274          $10.000               $-
Accumulation unit value at end of period     $13.609          $11.274               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.139          $10.000               $-
Accumulation unit value at end of period     $13.278          $11.139               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
LIFEPATH(R) 2025 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.956          $10.000               $-
Accumulation unit value at end of period     $12.218          $10.956               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-
Accumulation unit value at end of period     $11.921          $10.824               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -


                        APP I-27

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
LIFEPATH(R) 2035 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.085          $10.000               $-
Accumulation unit value at end of period     $12.756          $11.085               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.952          $10.000               $-
Accumulation unit value at end of period     $12.446          $10.952               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
LIFEPATH(R) 2045 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.204          $10.000               $-
Accumulation unit value at end of period     $13.240          $11.204               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-
Accumulation unit value at end of period     $12.919          $11.070               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.884          $11.126          $11.169
Accumulation unit value at end of period     $15.401          $12.884          $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.433          $10.872          $11.880
Accumulation unit value at end of period     $14.678          $12.433          $10.872
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18                6
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.354          $11.390          $11.348
Accumulation unit value at end of period     $13.088          $12.354          $11.390
Number of accumulation units outstanding
 at end of period (in thousands)                  39               48                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.833          $11.981          $12.152
Accumulation unit value at end of period     $13.426          $12.833          $11.981
Number of accumulation units outstanding
 at end of period (in thousands)                  49               58               67
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.291          $12.026          $12.368
Accumulation unit value at end of period     $16.845          $13.291          $12.026
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.826          $11.751          $12.128
Accumulation unit value at end of period     $16.054          $12.826          $11.751
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-28

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.518          $12.068          $12.174
Accumulation unit value at end of period     $18.060          $13.518          $12.068
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.045          $11.793          $11.968
Accumulation unit value at end of period     $17.213          $13.045          $11.793
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.757          $16.391          $16.227
Accumulation unit value at end of period     $19.758          $18.757          $16.391
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.882          $15.823          $16.588
Accumulation unit value at end of period     $18.602          $17.882          $15.823
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               10
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.955           $7.726           $7.638
Accumulation unit value at end of period     $11.834           $8.955           $7.726
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.139           $8.858           $9.532
Accumulation unit value at end of period     $13.233          $10.139           $8.858
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               25
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.697           $9.303           $9.283
Accumulation unit value at end of period     $13.416          $10.697           $9.303
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $8.793           $9.426
Accumulation unit value at end of period     $12.374           $9.985           $8.793
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11               10
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $11.866          $12.168
Accumulation unit value at end of period     $20.591          $13.099          $11.866
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               47
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.228          $11.216          $12.440
Accumulation unit value at end of period     $18.982          $12.228          $11.216
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                8


                        APP I-29

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.921          $14.377          $14.496
Accumulation unit value at end of period     $21.753          $15.921          $14.377
Number of accumulation units outstanding
 at end of period (in thousands)                  42               50               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.861          $13.589          $14.483
Accumulation unit value at end of period     $20.053          $14.861          $13.589
Number of accumulation units outstanding
 at end of period (in thousands)                  30               43               42
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.320          $10.825          $11.326
Accumulation unit value at end of period     $16.887          $12.320          $10.825
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.500          $10.232          $11.727
Accumulation unit value at end of period     $15.568          $11.500          $10.232
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                5
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.433           $7.355           $7.570
Accumulation unit value at end of period     $10.312           $8.433           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.751           $9.495          $11.364
Accumulation unit value at end of period     $12.984          $10.751           $9.495
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                4
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.982          $13.904          $13.738
Accumulation unit value at end of period     $14.772          $14.982          $13.904
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.985          $13.142          $12.912
Accumulation unit value at end of period     $13.618          $13.985          $13.142
Number of accumulation units outstanding
 at end of period (in thousands)                  22               29               23
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.850          $11.710          $11.819
Accumulation unit value at end of period     $17.488          $12.850          $11.710
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.400          $11.443          $12.300
Accumulation unit value at end of period     $16.668          $12.400          $11.443
Number of accumulation units outstanding
 at end of period (in thousands)                  53                8                3


                        APP I-30

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.188          $17.778          $17.856
Accumulation unit value at end of period     $27.940          $21.188          $17.778
Number of accumulation units outstanding
 at end of period (in thousands)                  29               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.200          $17.162          $18.271
Accumulation unit value at end of period     $26.306          $20.200          $17.162
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                4
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.884          $11.681          $11.507
Accumulation unit value at end of period     $12.984          $13.884          $11.681
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.399          $11.415          $11.522
Accumulation unit value at end of period     $12.375          $13.399          $11.415
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.652          $12.393          $12.308
Accumulation unit value at end of period     $12.278          $12.652          $12.393
Number of accumulation units outstanding
 at end of period (in thousands)                 187              141                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.935          $11.838          $11.486
Accumulation unit value at end of period     $11.438          $11.935          $11.838
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               64
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.153           $9.522           $9.704
Accumulation unit value at end of period     $15.202          $11.153           $9.522
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.945           $9.462           $9.988
Accumulation unit value at end of period     $14.734          $10.945           $9.462
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.927          $10.824          $11.102
Accumulation unit value at end of period     $14.681          $12.927          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.475          $10.577          $12.220
Accumulation unit value at end of period     $13.992          $12.475          $10.577
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1


                        APP I-31

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.511          $17.717          $17.740
Accumulation unit value at end of period     $26.125          $20.511          $17.717
Number of accumulation units outstanding
 at end of period (in thousands)                  81               59               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.554          $17.102          $18.773
Accumulation unit value at end of period     $24.597          $19.554          $17.102
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.204           $9.839               $-
Accumulation unit value at end of period     $14.373          $10.204               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               34                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.966           $9.690               $-
Accumulation unit value at end of period     $13.863           $9.966               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.334          $13.345          $13.181
Accumulation unit value at end of period     $14.171          $14.334          $13.345
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.088          $13.281          $13.126
Accumulation unit value at end of period     $13.754          $14.088          $13.281
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.918           $7.645           $7.811
Accumulation unit value at end of period     $10.581           $8.918           $7.645
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.412           $7.301           $8.657
Accumulation unit value at end of period      $9.857           $8.412           $7.301
Number of accumulation units outstanding
 at end of period (in thousands)                  66               60               49
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.256          $10.112          $10.056
Accumulation unit value at end of period     $13.379          $11.256          $10.112
Number of accumulation units outstanding
 at end of period (in thousands)                  60               60               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.165          $11.065          $11.268
Accumulation unit value at end of period     $14.279          $12.165          $11.065
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               28


                        APP I-32

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.125          $10.697          $10.571
Accumulation unit value at end of period     $14.571          $12.125          $10.697
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.485          $13.833          $14.249
Accumulation unit value at end of period     $18.378          $15.485          $13.833
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               31
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.507           $9.047           $8.993
Accumulation unit value at end of period     $14.237          $10.507           $9.047
Number of accumulation units outstanding
 at end of period (in thousands)                 217              208              114
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.791           $8.537           $8.805
Accumulation unit value at end of period     $13.102           $9.791           $8.537
Number of accumulation units outstanding
 at end of period (in thousands)                  48               58               52
MSIF OPPORTUNITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.344          $14.230               $-
Accumulation unit value at end of period     $19.147          $13.344               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.920          $13.893               $-
Accumulation unit value at end of period     $18.309          $12.920               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $32.718          $28.273          $28.764
Accumulation unit value at end of period     $43.640          $32.718          $28.273
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.542          $11.849          $12.775
Accumulation unit value at end of period     $17.839          $13.542          $11.849
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.031           $7.779           $7.709
Accumulation unit value at end of period     $11.623           $9.031           $7.779
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.532           $9.186           $9.727
Accumulation unit value at end of period     $13.386          $10.532           $9.186
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               33


                        APP I-33

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.703           $9.444           $9.350
Accumulation unit value at end of period     $13.407          $10.703           $9.444
Number of accumulation units outstanding
 at end of period (in thousands)                 165              157              103
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.673           $9.535          $10.075
Accumulation unit value at end of period     $13.203          $10.673           $9.535
Number of accumulation units outstanding
 at end of period (in thousands)                 171              214              221
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.121          $14.920          $14.690
Accumulation unit value at end of period     $21.870          $17.121          $14.920
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.944          $13.187          $13.806
Accumulation unit value at end of period     $18.853          $14.944          $13.187
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               45
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.968          $11.708          $11.776
Accumulation unit value at end of period     $17.879          $12.968          $11.708
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.515          $11.441          $12.204
Accumulation unit value at end of period     $17.040          $12.515          $11.441
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.502          $11.711          $11.591
Accumulation unit value at end of period     $17.747          $13.502          $11.711
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.030          $11.444          $11.723
Accumulation unit value at end of period     $16.914          $13.030          $11.444
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                0
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.435          $12.571          $13.052
Accumulation unit value at end of period     $19.707          $14.435          $12.571
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.931          $12.284          $13.798
Accumulation unit value at end of period     $18.782          $13.931          $12.284
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                1


                        APP I-34

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.190          $12.101          $12.155
Accumulation unit value at end of period     $18.808          $14.190          $12.101
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.694          $11.825          $12.704
Accumulation unit value at end of period     $17.926          $13.694          $11.825
Number of accumulation units outstanding
 at end of period (in thousands)                  35               27               13
NUVEEN SANTA BARBARA DIVIDEND GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $12.074               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $11.931               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.628          $10.152               $-
Accumulation unit value at end of period     $14.668          $10.628               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.380           $9.998               $-
Accumulation unit value at end of period     $14.149          $10.380               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.712          $12.234          $11.807
Accumulation unit value at end of period     $18.089          $13.712          $12.234
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.232          $11.955          $12.435
Accumulation unit value at end of period     $17.240          $13.232          $11.955
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                1
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.493           $8.283               $-
Accumulation unit value at end of period     $10.330           $8.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.295           $8.157               $-
Accumulation unit value at end of period      $9.964           $8.295               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -


                        APP I-35

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $75.515          $62.487          $64.852
Accumulation unit value at end of period     $81.824          $75.515          $62.487
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $55.391          $46.411          $55.372
Accumulation unit value at end of period     $59.274          $55.391          $46.411
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                8
OPPENHEIMER EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.364          $10.000               $-
Accumulation unit value at end of period     $14.958          $11.364               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.228          $10.000               $-
Accumulation unit value at end of period     $14.595          $11.228               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $91.212          $75.539          $76.962
Accumulation unit value at end of period    $115.632          $91.212          $75.539
Number of accumulation units outstanding
 at end of period (in thousands)                  12               12                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.541          $14.710          $16.750
Accumulation unit value at end of period     $21.961          $17.541          $14.710
Number of accumulation units outstanding
 at end of period (in thousands)                  33               31               31
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.227          $12.523          $12.398
Accumulation unit value at end of period     $14.163          $14.227          $12.523
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.681          $13.084          $13.764
Accumulation unit value at end of period     $14.433          $14.681          $13.084
Number of accumulation units outstanding
 at end of period (in thousands)                  13               18               11
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.455          $14.809          $17.234
Accumulation unit value at end of period      $7.020          $13.455          $14.809
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.123          $21.311          $27.262
Accumulation unit value at end of period      $9.853          $19.123          $21.311
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               30


                        APP I-36

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.450          $13.006          $12.948
Accumulation unit value at end of period     $13.808          $14.450          $13.006
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.331          $13.972          $14.950
Accumulation unit value at end of period     $14.467          $15.331          $13.972
Number of accumulation units outstanding
 at end of period (in thousands)                  83              113              120
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.891          $10.000               $-
Accumulation unit value at end of period     $14.796          $11.891               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.749          $10.000               $-
Accumulation unit value at end of period     $14.437          $11.749               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.366           $8.524           $8.699
Accumulation unit value at end of period     $12.969          $10.366           $8.524
Number of accumulation units outstanding
 at end of period (in thousands)                 221                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.216          $11.836          $13.614
Accumulation unit value at end of period     $17.565          $14.216          $11.836
Number of accumulation units outstanding
 at end of period (in thousands)                  11               14               11
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.178           $8.777           $8.582
Accumulation unit value at end of period     $13.149          $10.178           $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $10.366          $10.526
Accumulation unit value at end of period     $15.148          $11.872          $10.366
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               25
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.551           $9.036           $9.032
Accumulation unit value at end of period     $14.075          $10.551           $9.036
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.701          $10.147          $10.770
Accumulation unit value at end of period     $15.415          $11.701          $10.147
Number of accumulation units outstanding
 at end of period (in thousands)                  19               26               28


                        APP I-37

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.490           $9.070           $8.657
Accumulation unit value at end of period     $10.787          $10.490           $9.070
Number of accumulation units outstanding
 at end of period (in thousands)                  24                6                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.775           $8.559           $8.996
Accumulation unit value at end of period      $9.928           $9.775           $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13
OPPENHEIMER RISING DIVIDENDS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $12.196               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $12.052               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.501           $9.591           $9.682
Accumulation unit value at end of period     $14.467          $10.501           $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.564           $9.770          $10.938
Accumulation unit value at end of period     $14.373          $10.564           $9.770
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               11
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.102          $13.730          $13.783
Accumulation unit value at end of period     $18.970          $15.102          $13.730
Number of accumulation units outstanding
 at end of period (in thousands)                   -               19               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.457          $13.309          $14.157
Accumulation unit value at end of period     $17.935          $14.457          $13.309
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                4
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.787          $14.506          $14.438
Accumulation unit value at end of period     $14.301          $15.787          $14.506
Number of accumulation units outstanding
 at end of period (in thousands)                 146               57               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.792          $14.694          $14.433
Accumulation unit value at end of period     $14.128          $15.792          $14.694
Number of accumulation units outstanding
 at end of period (in thousands)                 131              143              127


                        APP I-38

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.765          $14.339          $14.099
Accumulation unit value at end of period     $15.402          $15.765          $14.339
Number of accumulation units outstanding
 at end of period (in thousands)                 347              361              233
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.205          $14.004          $14.117
Accumulation unit value at end of period     $14.671          $15.205          $14.004
Number of accumulation units outstanding
 at end of period (in thousands)                 311              380              316
PIMCO TOTAL RETURN III FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-
Accumulation unit value at end of period     $10.594          $10.845               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.715          $10.000               $-
Accumulation unit value at end of period     $10.337          $10.715               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PIONEER DISCIPLINED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.896          $10.689          $10.564
Accumulation unit value at end of period     $15.523          $11.896          $10.689
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.480          $10.445          $11.142
Accumulation unit value at end of period     $14.795          $11.480          $10.445
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.525           $8.667           $8.693
Accumulation unit value at end of period     $12.674           $9.525           $8.667
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.047          $10.177          $10.819
Accumulation unit value at end of period     $14.516          $11.047          $10.177
Number of accumulation units outstanding
 at end of period (in thousands)                  25               34               30
PIONEER FUNDAMENTAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $12.731               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(a)
Accumulation unit value at end of period     $12.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -


                        APP I-39

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.365           $8.449           $8.461
Accumulation unit value at end of period     $12.449           $9.365           $8.449
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.997          $10.047          $10.927
Accumulation unit value at end of period     $14.437          $10.997          $10.047
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.481          $21.238          $21.735
Accumulation unit value at end of period     $32.635          $23.481          $21.238
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.385          $20.502          $22.206
Accumulation unit value at end of period     $30.727          $22.385          $20.502
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                1
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.383          $13.826          $13.687
Accumulation unit value at end of period     $15.614          $15.383          $13.826
Number of accumulation units outstanding
 at end of period (in thousands)                  99               89               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.167          $13.803          $14.023
Accumulation unit value at end of period     $15.203          $15.167          $13.803
Number of accumulation units outstanding
 at end of period (in thousands)                  31               36               32
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.893          $18.495          $19.007
Accumulation unit value at end of period     $26.914          $20.893          $18.495
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.918          $17.854          $19.831
Accumulation unit value at end of period     $25.340          $19.918          $17.854
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.013          $19.858          $20.144
Accumulation unit value at end of period     $29.381          $23.013          $19.858
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.939          $19.170          $20.010
Accumulation unit value at end of period     $27.663          $21.939          $19.170
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3


                        APP I-40

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.299          $10.000               $-
Accumulation unit value at end of period     $10.206           $9.299               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.187          $10.000               $-
Accumulation unit value at end of period      $9.958           $9.187               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.207           $9.417           $9.304
Accumulation unit value at end of period     $14.752          $11.207           $9.417
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.153          $11.191          $11.407
Accumulation unit value at end of period     $17.098          $13.153          $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7                5
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.078          $13.099          $12.757
Accumulation unit value at end of period     $16.104          $15.078          $13.099
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.603          $13.726          $14.092
Accumulation unit value at end of period     $16.458          $15.603          $13.726
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10                6
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.829           $7.226           $7.566
Accumulation unit value at end of period     $10.929           $8.829           $7.226
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.231           $6.821           $8.843
Accumulation unit value at end of period     $10.062           $8.231           $6.821
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.979          $10.411               $-
Accumulation unit value at end of period     $14.696          $10.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.723          $10.254               $-
Accumulation unit value at end of period     $14.175          $10.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-41

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.603          $21.916          $21.824
Accumulation unit value at end of period     $34.819          $26.603          $21.916
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.362          $21.156          $23.120
Accumulation unit value at end of period     $32.783          $25.362          $21.156
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.101          $21.551          $21.466
Accumulation unit value at end of period     $33.796          $25.101          $21.551
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.930          $20.804          $22.242
Accumulation unit value at end of period     $31.820          $23.930          $20.804
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.983          $11.447          $11.323
Accumulation unit value at end of period     $11.584          $11.983          $11.447
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.564          $11.186          $10.730
Accumulation unit value at end of period     $11.040          $11.564          $11.186
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.413          $20.523          $20.438
Accumulation unit value at end of period     $30.952          $23.413          $20.523
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.321          $19.812          $20.772
Accumulation unit value at end of period     $29.142          $22.321          $19.812
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                2
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.319          $20.384          $20.770
Accumulation unit value at end of period     $28.467          $22.319          $20.384
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.277          $19.677          $22.045
Accumulation unit value at end of period     $26.802          $21.277          $19.677
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3


                        APP I-42

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.136           $8.691           $8.532
Accumulation unit value at end of period     $13.082          $10.136           $8.691
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.445           $8.201           $8.418
Accumulation unit value at end of period     $12.040           $9.445           $8.201
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               31
T. ROWE PRICE GROWTH STOCK FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.476           $9.698           $9.795
Accumulation unit value at end of period     $15.895          $11.476           $9.698
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.695           $9.151           $9.794
Accumulation unit value at end of period     $14.628          $10.695           $9.151
Number of accumulation units outstanding
 at end of period (in thousands)                  88               95               84
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.669          $16.590          $17.127
Accumulation unit value at end of period     $25.013          $19.669          $16.590
Number of accumulation units outstanding
 at end of period (in thousands)                  13               15               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.507          $14.953          $18.134
Accumulation unit value at end of period     $21.987          $17.507          $14.953
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               29
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.955          $14.641          $14.630
Accumulation unit value at end of period     $17.331          $16.955          $14.641
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.601          $15.389          $16.796
Accumulation unit value at end of period     $17.768          $17.601          $15.389
Number of accumulation units outstanding
 at end of period (in thousands)                  99              101               73
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.312          $15.795          $16.152
Accumulation unit value at end of period     $24.285          $19.312          $15.795
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.411          $15.247          $17.819
Accumulation unit value at end of period     $22.865          $18.411          $15.247
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2


                        APP I-43

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.941          $10.658          $10.644
Accumulation unit value at end of period     $13.085          $11.941          $10.658
Number of accumulation units outstanding
 at end of period (in thousands)                  34               43               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.112          $10.043          $10.584
Accumulation unit value at end of period     $12.025          $11.112          $10.043
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15               11
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.045          $11.312               $-
Accumulation unit value at end of period     $13.488          $12.045               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.764          $11.141               $-
Accumulation unit value at end of period     $13.010          $11.764               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.276           $8.546           $8.570
Accumulation unit value at end of period     $14.565          $10.276           $8.546
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.562           $8.052           $9.167
Accumulation unit value at end of period     $13.385           $9.562           $8.052
Number of accumulation units outstanding
 at end of period (in thousands)                  42               43               32
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.551          $10.560          $10.662
Accumulation unit value at end of period     $17.337          $12.551          $10.560
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.113          $10.319          $11.799
Accumulation unit value at end of period     $16.524          $12.113          $10.319
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8                5
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.321          $10.851          $10.742
Accumulation unit value at end of period     $15.059          $12.321          $10.851
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.890          $10.603          $11.019
Accumulation unit value at end of period     $14.352          $11.890          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10


                        APP I-44

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.464          $11.391          $11.347
Accumulation unit value at end of period     $12.598          $12.464          $11.391
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.599          $10.733          $11.050
Accumulation unit value at end of period     $11.577          $11.599          $10.733
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.537          $10.212          $10.007
Accumulation unit value at end of period     $15.106          $11.537          $10.212
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.736           $9.622           $9.783
Accumulation unit value at end of period     $13.882          $10.736           $9.622
Number of accumulation units outstanding
 at end of period (in thousands)                  15               23                9
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.098          $12.412          $12.029
Accumulation unit value at end of period     $18.223          $14.098          $12.412
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.606          $12.129          $11.713
Accumulation unit value at end of period     $17.368          $13.606          $12.129
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                6
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.103           $9.629               $-
Accumulation unit value at end of period     $11.286          $10.103               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.898           $9.513               $-
Accumulation unit value at end of period     $10.920           $9.898               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.583          $10.033          $10.055
Accumulation unit value at end of period     $13.936          $11.583          $10.033
Number of accumulation units outstanding
 at end of period (in thousands)                  37               37               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.779           $9.454          $10.182
Accumulation unit value at end of period     $12.807          $10.779           $9.454
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               25


                        APP I-45

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.934           $9.450           $9.773
Accumulation unit value at end of period     $16.087          $11.934           $9.450
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.106           $8.904          $10.371
Accumulation unit value at end of period     $14.784          $11.106           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                2
THE HARTFORD HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.681          $13.687               $-
Accumulation unit value at end of period     $15.564          $14.681               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.663          $12.845               $-
Accumulation unit value at end of period     $14.305          $13.663               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.080          $13.244          $13.233
Accumulation unit value at end of period     $12.781          $14.080          $13.244
Number of accumulation units outstanding
 at end of period (in thousands)                   5               88                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.423          $12.785          $12.454
Accumulation unit value at end of period     $12.033          $13.423          $12.785
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10                8
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045           $9.273           $9.512
Accumulation unit value at end of period     $13.302          $11.045           $9.273
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.278           $8.738          $10.193
Accumulation unit value at end of period     $12.224          $10.278           $8.738
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.386           $9.675               $-
Accumulation unit value at end of period     $13.861          $10.386               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $9.528               $-
Accumulation unit value at end of period     $13.369          $10.143               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -


                        APP I-46

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.270          $11.161          $11.288
Accumulation unit value at end of period     $18.447          $13.270          $11.161
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.806          $10.907          $12.044
Accumulation unit value at end of period     $17.581          $12.806          $10.907
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12                9
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.804          $10.152               $-
Accumulation unit value at end of period     $14.465          $10.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.552           $9.998               $-
Accumulation unit value at end of period     $13.952          $10.552               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.005           $9.556           $9.781
Accumulation unit value at end of period     $15.793          $11.005           $9.556
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.241           $9.004          $10.225
Accumulation unit value at end of period     $14.514          $10.241           $9.004
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                8
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.541          $11.219          $11.173
Accumulation unit value at end of period     $13.388          $12.541          $11.219
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.670          $10.572          $10.976
Accumulation unit value at end of period     $12.304          $11.670          $10.572
Number of accumulation units outstanding
 at end of period (in thousands)                   6               24               17
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.980          $16.919          $16.830
Accumulation unit value at end of period     $20.686          $18.980          $16.919
Number of accumulation units outstanding
 at end of period (in thousands)                  19               30                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.095          $16.332          $16.936
Accumulation unit value at end of period     $19.476          $18.095          $16.332
Number of accumulation units outstanding
 at end of period (in thousands)                  30               40               25


                        APP I-47

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.001          $10.584          $10.556
Accumulation unit value at end of period     $13.380          $12.001          $10.584
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $9.973          $10.495
Accumulation unit value at end of period     $12.296          $11.168           $9.973
Number of accumulation units outstanding
 at end of period (in thousands)                 115              124              101
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.828          $17.425          $17.388
Accumulation unit value at end of period     $22.631          $19.828          $17.425
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.903          $16.821          $17.687
Accumulation unit value at end of period     $21.307          $18.903          $16.821
Number of accumulation units outstanding
 at end of period (in thousands)                  53               58               44
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.797          $10.262          $10.257
Accumulation unit value at end of period     $13.778          $11.797          $10.262
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.978           $9.669          $10.267
Accumulation unit value at end of period     $12.662          $10.978           $9.669
Number of accumulation units outstanding
 at end of period (in thousands)                  69               84               54
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.233          $18.275          $18.269
Accumulation unit value at end of period     $25.372          $21.233          $18.275
Number of accumulation units outstanding
 at end of period (in thousands)                  15               12                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.243          $17.641          $18.747
Accumulation unit value at end of period     $23.888          $20.243          $17.641
Number of accumulation units outstanding
 at end of period (in thousands)                  28               31               24
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.515          $18.575          $18.564
Accumulation unit value at end of period     $25.823          $21.515          $18.575
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.511          $17.931          $19.123
Accumulation unit value at end of period     $24.313          $20.511          $17.931
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               14


                        APP I-48

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.688          $18.742          $18.774
Accumulation unit value at end of period     $25.983          $21.688          $18.742
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.677          $18.092          $19.434
Accumulation unit value at end of period     $24.463          $20.677          $18.092
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.543          $18.587          $18.607
Accumulation unit value at end of period     $25.849          $21.543          $18.587
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.538          $17.943          $19.354
Accumulation unit value at end of period     $24.337          $20.538          $17.943
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17               12
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.308          $12.418          $12.259
Accumulation unit value at end of period     $13.049          $13.308          $12.418
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.385          $11.702          $11.466
Accumulation unit value at end of period     $11.994          $12.385          $11.702
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                3
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.901          $11.113          $10.920
Accumulation unit value at end of period     $16.898          $12.901          $11.113
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.450          $10.859          $11.216
Accumulation unit value at end of period     $16.105          $12.450          $10.859
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.656          $16.166          $16.563
Accumulation unit value at end of period     $21.510          $18.656          $16.166
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.785          $15.605          $18.679
Accumulation unit value at end of period     $20.252          $17.785          $15.605
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               19


                        APP I-49

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.677          $17.759          $18.057
Accumulation unit value at end of period     $27.486          $19.677          $17.759
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.759          $17.144          $20.455
Accumulation unit value at end of period     $25.878          $18.759          $17.144
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2
TIAA-CREF BOND INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.368          $10.000               $-
Accumulation unit value at end of period     $10.101          $10.368               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.244          $10.000               $-
Accumulation unit value at end of period      $9.856          $10.244               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.238          $10.000               $-
Accumulation unit value at end of period     $14.962          $11.238               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.103          $10.000               $-
Accumulation unit value at end of period     $14.599          $11.103               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.162          $10.000               $-
Accumulation unit value at end of period     $14.848          $11.162               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.027          $10.000               $-
Accumulation unit value at end of period     $14.488          $11.027               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.303          $10.000               $-
Accumulation unit value at end of period     $14.923          $11.303               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.167          $10.000               $-
Accumulation unit value at end of period     $14.561          $11.167               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-50

                                              YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                            2013             2012             2011
--------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $13.735          $12.135          $12.198
Accumulation unit value at end of
 period                                $18.117          $13.735          $12.135
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $13.255          $11.858          $12.285
Accumulation unit value at end of
 period                                $17.267          $13.255          $11.858
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2                2                1
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $13.438          $11.540          $11.417
Accumulation unit value at end of
 period                                $18.068          $13.438          $11.540
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 30               31               25
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $13.271          $11.540          $12.371
Accumulation unit value at end of
 period                                $17.622          $13.271          $11.540
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 12               15               19
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $23.337          $20.814          $20.674
Accumulation unit value at end of
 period                                $31.372          $23.337          $20.814
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 16               17                1
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $22.249          $20.093          $20.886
Accumulation unit value at end of
 period                                $29.538          $22.249          $20.093
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2                1                1
VICTORY SMALL COMPANY OPPORTUNITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $13.145          $11.720          $11.609
Accumulation unit value at end of
 period                                $17.471          $13.145          $11.720
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 67               63               15
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $12.399          $11.194          $11.524
Accumulation unit value at end of
 period                                $16.275          $12.399          $11.194
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 24               28               20
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $12.546          $11.387          $11.481
Accumulation unit value at end of
 period                                $16.396          $12.546          $11.387
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 13               12               12
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $11.537          $10.603          $11.861
Accumulation unit value at end of
 period                                $14.890          $11.537          $10.603
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 26               30               38


                        APP I-51

                                              YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                            2013             2012             2011
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $11.783          $10.678          $10.694
Accumulation unit value at end of
 period                                $13.118          $11.783          $10.678
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $12.797          $11.742          $12.240
Accumulation unit value at end of
 period                                $14.071          $12.797          $11.742
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  6               12                7
WELLS FARGO ADVANTAGE EMERGING
 MARKETS EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $23.575          $20.957          $21.756
Accumulation unit value at end of
 period                                $22.963          $23.575          $20.957
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $22.475          $20.231          $23.890
Accumulation unit value at end of
 period                                $21.620          $22.475          $20.231
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 42               32               22
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $18.363          $16.858          $16.549
Accumulation unit value at end of
 period                                $21.713          $18.363          $16.858
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $17.506          $16.273          $15.447
Accumulation unit value at end of
 period                                $20.443          $17.506          $16.273
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2                1                1
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $12.757          $10.800          $10.829
Accumulation unit value at end of
 period                                $17.197          $12.757          $10.800
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 87              110              122
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $16.687          $14.306          $15.493
Accumulation unit value at end of
 period                                $22.216          $16.687          $14.306
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 26               26               20
ALGER MID CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                    $9.366           $8.057           $8.229
Accumulation unit value at end of
 period                                $12.757           $9.366           $8.057
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $11.983          $10.438          $11.976
Accumulation unit value at end of
 period                                $16.119          $11.983          $10.438
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 12               13               16


                        APP I-52

                                              YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                            2013             2012             2011
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                   $10.755           $9.325           $9.234
Accumulation unit value at end of
 period                                $14.155          $10.755           $9.325
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 43               39                -
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                   $11.625          $10.206          $10.461
Accumulation unit value at end of
 period                                $15.109          $11.625          $10.206
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 16               17               20



(a)  Inception Date January 17, 2013.


                                    APP I-53

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583


Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:


     MassMutual Retirement Services
     P.O. Box 1583
     Hartford, CT 06144-1583



    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6777-4) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN


                    HARTFORD 403(B) CORNERSTONE INNOVATIONS


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, P.O. Box 1583, Hartford, CT 06144-1583.



Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

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                              GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an in-dependent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103 3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 0111-0001.



MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. The aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter for 2013: $0.



Prior to January 1, 2013, we paid Hartford Securities Distribution Company, Inc. ("HSD") underwriting commission for its role as principal underwriter of all Contracts offered through the Separate Account. The aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $24,436,346 and 2011: $24,699,095.


ADDITIONAL PAYMENTS


As of December 31, 2013, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.


                        PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            3

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TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the Program and Administrative Charge, the highest possible contingent deferred sales charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for Program and Administrative Charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the

4                                            HARTFORD LIFE INSURANCE COMPANY

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economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.

    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.

                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.760          $17.118          $17.147
Accumulation unit value at end of period     $20.766          $18.760          $17.118
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.300               $-               $-(a)
Accumulation unit value at end of period     $20.271               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.229          $17.904               $-
Accumulation unit value at end of period     $20.028          $18.229               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.160          $16.713          $16.713
Accumulation unit value at end of period     $19.932          $18.160          $16.713
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.022          $16.619          $16.619
Accumulation unit value at end of period     $19.741          $18.022          $16.619
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.884          $16.525          $17.478
Accumulation unit value at end of period     $19.551          $17.884          $16.525
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.367          $17.497          $17.549
Accumulation unit value at end of period     $21.937          $19.367          $17.497
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-1

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.067               $-               $-(a)
Accumulation unit value at end of period     $21.414               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.820          $18.483               $-
Accumulation unit value at end of period     $21.158          $18.820               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.748          $17.083          $17.083
Accumulation unit value at end of period     $21.056          $18.748          $17.083
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.605          $16.986          $16.986
Accumulation unit value at end of period     $20.854          $18.605          $16.986
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.463          $16.891          $18.030
Accumulation unit value at end of period     $20.654          $18.463          $16.891
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                9
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.822          $17.836          $17.918
Accumulation unit value at end of period     $22.905          $19.822          $17.836
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.651               $-               $-(a)
Accumulation unit value at end of period     $22.359               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.262          $18.985               $-
Accumulation unit value at end of period     $22.092          $19.262               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.188          $17.413          $17.413
Accumulation unit value at end of period     $21.985          $19.188          $17.413
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.042          $17.315          $17.315
Accumulation unit value at end of period     $21.774          $19.042          $17.315
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2


                        APP I-2

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.897          $17.218          $18.544
Accumulation unit value at end of period     $21.565          $18.897          $17.218
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               13
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.221          $18.070          $18.167
Accumulation unit value at end of period     $23.904          $20.221          $18.070
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.227               $-               $-(a)
Accumulation unit value at end of period     $23.335               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.649          $19.404               $-
Accumulation unit value at end of period     $23.055          $19.649               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.574          $17.642          $17.642
Accumulation unit value at end of period     $22.944          $19.574          $17.642
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.425          $17.542          $17.542
Accumulation unit value at end of period     $22.724          $19.425          $17.542
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.277          $17.444          $18.950
Accumulation unit value at end of period     $22.506          $19.277          $17.444
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.170          $17.876          $18.016
Accumulation unit value at end of period     $24.370          $20.170          $17.876
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.278               $-               $-(a)
Accumulation unit value at end of period     $23.789               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.600          $19.358               $-
Accumulation unit value at end of period     $23.504          $19.600               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-3

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.525          $17.452          $17.452
Accumulation unit value at end of period     $23.391          $19.525          $17.452
Number of accumulation units outstanding
 at end of period (in thousands)                   0                8                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.376          $17.354          $17.354
Accumulation unit value at end of period     $23.167          $19.376          $17.354
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.229          $17.256          $18.908
Accumulation unit value at end of period     $22.944          $19.229          $17.256
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                7
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.012          $17.652          $17.830
Accumulation unit value at end of period     $24.549          $20.012          $17.652
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.206               $-               $-(a)
Accumulation unit value at end of period     $23.964               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.447          $19.263               $-
Accumulation unit value at end of period     $23.677          $19.447               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.373          $17.234          $17.234
Accumulation unit value at end of period     $23.563          $19.373          $17.234
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.225          $17.137          $17.137
Accumulation unit value at end of period     $23.337          $19.225          $17.137
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.079          $17.040          $18.798
Accumulation unit value at end of period     $23.113          $19.079          $17.040
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.951          $17.552          $17.736
Accumulation unit value at end of period     $24.758          $19.951          $17.552
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-4

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.216               $-               $-(a)
Accumulation unit value at end of period     $24.168               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.387          $19.227               $-
Accumulation unit value at end of period     $23.878          $19.387               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.313          $17.136          $17.136
Accumulation unit value at end of period     $23.763          $19.313          $17.136
Number of accumulation units outstanding
 at end of period (in thousands)                   2                8                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.166          $17.039          $17.039
Accumulation unit value at end of period     $23.535          $19.166          $17.039
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.020          $16.943          $18.727
Accumulation unit value at end of period     $23.310          $19.020          $16.943
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.939          $17.449          $17.655
Accumulation unit value at end of period     $24.813          $19.939          $17.449
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.217               $-               $-(a)
Accumulation unit value at end of period     $24.222               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.376          $19.183               $-
Accumulation unit value at end of period     $23.931          $19.376               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.302          $17.035          $17.035
Accumulation unit value at end of period     $23.816          $19.302          $17.035
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.155          $16.939          $16.939
Accumulation unit value at end of period     $23.588          $19.155          $16.939
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1


                        APP I-5

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.009          $16.843          $18.675
Accumulation unit value at end of period     $23.361          $19.009          $16.843
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.123          $10.585          $10.706
Accumulation unit value at end of period     $15.117          $12.123          $10.585
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.964               $-               $-(a)
Accumulation unit value at end of period     $14.830               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.867          $11.740               $-
Accumulation unit value at end of period     $14.688          $11.867               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.833          $10.420          $10.420
Accumulation unit value at end of period     $14.631          $11.833          $10.420
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.766          $10.381          $10.381
Accumulation unit value at end of period     $14.519          $11.766          $10.381
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.699          $10.343          $11.482
Accumulation unit value at end of period     $14.408          $11.699          $10.343
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.120          $10.583          $10.699
Accumulation unit value at end of period     $15.123          $12.120          $10.583
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.961               $-               $-(a)
Accumulation unit value at end of period     $14.835               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.864          $11.734               $-
Accumulation unit value at end of period     $14.693          $11.864               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-6

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.830          $10.418          $10.418
Accumulation unit value at end of period     $14.637          $11.830          $10.418
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.763          $10.380          $10.380
Accumulation unit value at end of period     $14.524          $11.763          $10.380
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.696          $10.341          $11.492
Accumulation unit value at end of period     $14.413          $11.696          $10.341
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.630          $10.698          $10.655
Accumulation unit value at end of period     $17.331          $12.630          $10.698
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.047               $-               $-(a)
Accumulation unit value at end of period     $16.846               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.195          $11.596               $-
Accumulation unit value at end of period     $16.609          $12.195               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.139          $10.370          $10.370
Accumulation unit value at end of period     $16.516          $12.139          $10.370
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.026          $10.294          $10.294
Accumulation unit value at end of period     $16.330          $12.026          $10.294
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.914          $10.219          $11.183
Accumulation unit value at end of period     $16.146          $11.914          $10.219
Number of accumulation units outstanding
 at end of period (in thousands)                  17               18               20
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.097           $7.017           $7.207
Accumulation unit value at end of period      $9.174           $8.097           $7.017
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-7

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.368               $-               $-(a)
Accumulation unit value at end of period      $8.876               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.763           $7.723               $-
Accumulation unit value at end of period      $8.730           $7.763               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.868           $9.498           $9.498
Accumulation unit value at end of period     $12.209          $10.868           $9.498
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.634           $6.685           $6.685
Accumulation unit value at end of period      $8.559           $7.634           $6.685
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.587           $9.289          $11.236
Accumulation unit value at end of period     $11.846          $10.587           $9.289
Number of accumulation units outstanding
 at end of period (in thousands)                  10               17               19
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.850          $13.879          $14.400
Accumulation unit value at end of period     $19.347          $15.850          $13.879
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.726               $-               $-(a)
Accumulation unit value at end of period     $10.904               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $5.475           $5.562               $-
Accumulation unit value at end of period      $6.633           $5.475               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.736           $7.715           $7.715
Accumulation unit value at end of period     $10.574           $8.736           $7.715
Number of accumulation units outstanding
 at end of period (in thousands)                  56               53               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $5.384           $4.764           $4.764
Accumulation unit value at end of period      $6.503           $5.384           $4.764
Number of accumulation units outstanding
 at end of period (in thousands)                   4                8               19


                        APP I-8

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.683           $7.698           $9.627
Accumulation unit value at end of period     $10.467           $8.683           $7.698
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               40
ALLIANZGI NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.974           $8.755           $8.573
Accumulation unit value at end of period     $12.831           $9.974           $8.755
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.863               $-               $-(a)
Accumulation unit value at end of period     $12.472               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 136                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.631           $9.292               $-
Accumulation unit value at end of period     $12.297           $9.631               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  51               90                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.586           $8.486           $8.486
Accumulation unit value at end of period     $12.227           $9.586           $8.486
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.497           $8.424           $8.424
Accumulation unit value at end of period     $12.090           $9.497           $8.424
Number of accumulation units outstanding
 at end of period (in thousands)                  55               43               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $8.362           $8.485
Accumulation unit value at end of period     $11.953           $9.409           $8.362
Number of accumulation units outstanding
 at end of period (in thousands)                 112              108              102
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $9.748               $-
Accumulation unit value at end of period     $11.660          $10.579               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.013               $-               $-(a)
Accumulation unit value at end of period     $11.493               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.431           $9.934               $-
Accumulation unit value at end of period     $11.410          $10.431               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-9

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.411           $9.648               $-
Accumulation unit value at end of period     $11.377          $10.411               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.372           $9.624               $-
Accumulation unit value at end of period     $11.312          $10.372               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.333           $9.601               $-
Accumulation unit value at end of period     $11.247          $10.333               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.734          $11.191          $11.045
Accumulation unit value at end of period     $11.425          $11.734          $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.644               $-               $-(a)
Accumulation unit value at end of period     $11.208               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.486          $11.156               $-
Accumulation unit value at end of period     $11.101          $11.486               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.454          $11.017          $11.017
Accumulation unit value at end of period     $11.058          $11.454          $11.017
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.389          $10.977          $10.977
Accumulation unit value at end of period     $10.973          $11.389          $10.977
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.324          $10.936          $10.684
Accumulation unit value at end of period     $10.889          $11.324          $10.936
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.434          $20.168          $19.676
Accumulation unit value at end of period     $26.763          $22.434          $20.168
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0


                        APP I-10

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.642               $-               $-(a)
Accumulation unit value at end of period     $26.355               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 156                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.644          $10.053               $-
Accumulation unit value at end of period     $12.604          $10.644               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  89               78                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.601          $17.772          $17.772
Accumulation unit value at end of period     $23.186          $19.601          $17.772
Number of accumulation units outstanding
 at end of period (in thousands)                  30               60               55
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.467           $9.509           $9.509
Accumulation unit value at end of period     $12.356          $10.467           $9.509
Number of accumulation units outstanding
 at end of period (in thousands)                  47               27               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.589          $15.101          $14.895
Accumulation unit value at end of period     $19.545          $16.589          $15.101
Number of accumulation units outstanding
 at end of period (in thousands)                  32               43               44
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.125          $18.590          $18.763
Accumulation unit value at end of period     $27.268          $21.125          $18.590
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.666               $-               $-(a)
Accumulation unit value at end of period     $26.618               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.528          $20.508               $-
Accumulation unit value at end of period     $26.299          $20.528               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.450          $18.149          $18.149
Accumulation unit value at end of period     $26.173          $20.450          $18.149
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.294          $18.047          $18.047
Accumulation unit value at end of period     $25.922          $20.294          $18.047
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1


                        APP I-11

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.140          $17.946          $18.891
Accumulation unit value at end of period     $25.673          $20.140          $17.946
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                1
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.550          $11.669          $11.475
Accumulation unit value at end of period     $17.575          $13.550          $11.669
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.040               $-               $-(a)
Accumulation unit value at end of period     $17.240               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.264          $12.399               $-
Accumulation unit value at end of period     $17.075          $13.264               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.226          $11.488          $11.488
Accumulation unit value at end of period     $17.009          $13.226          $11.488
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.151          $11.445          $11.445
Accumulation unit value at end of period     $16.879          $13.151          $11.445
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.076          $11.403          $11.562
Accumulation unit value at end of period     $16.750          $13.076          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.002
Accumulation unit value at end of period     $10.004          $10.003          $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                  37                7                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.846               $-               $-(a)
Accumulation unit value at end of period      $9.813               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.792           $9.852               $-
Accumulation unit value at end of period      $9.719           $9.792               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-12

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.764           $9.846           $9.846
Accumulation unit value at end of period      $9.682           $9.764           $9.846
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.708           $9.810           $9.810
Accumulation unit value at end of period      $9.608           $9.708           $9.810
Number of accumulation units outstanding
 at end of period (in thousands)                   3               22               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.653           $9.774           $9.825
Accumulation unit value at end of period      $9.534           $9.653           $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                  11                3                0
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.458          $14.145          $14.017
Accumulation unit value at end of period     $22.136          $16.458          $14.145
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.201               $-               $-(a)
Accumulation unit value at end of period     $24.499               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.780          $12.028               $-
Accumulation unit value at end of period     $17.061          $12.780               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.761          $15.396          $15.396
Accumulation unit value at end of period     $23.686          $17.761          $15.396
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.671          $11.006          $11.006
Accumulation unit value at end of period     $16.865          $12.671          $11.006
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.158          $14.933          $15.910
Accumulation unit value at end of period     $22.791          $17.158          $14.933
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.248           $9.748           $9.780
Accumulation unit value at end of period     $15.339          $11.248           $9.748
Number of accumulation units outstanding
 at end of period (in thousands)                  73               83               75


                        APP I-13

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.242               $-               $-(a)
Accumulation unit value at end of period     $14.840               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.785          $10.449               $-
Accumulation unit value at end of period     $14.597          $10.785               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               58                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.544          $10.964          $10.964
Accumulation unit value at end of period     $16.962          $12.544          $10.964
Number of accumulation units outstanding
 at end of period (in thousands)                  20               22               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.605           $9.288           $9.288
Accumulation unit value at end of period     $14.311          $10.605           $9.288
Number of accumulation units outstanding
 at end of period (in thousands)                  36               20               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.219          $10.723          $11.222
Accumulation unit value at end of period     $16.457          $12.219          $10.723
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               39
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.733           $9.591           $9.407
Accumulation unit value at end of period     $13.684          $10.733           $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                 151              165               63
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.818               $-               $-(a)
Accumulation unit value at end of period     $13.240               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.290           $9.782               $-
Accumulation unit value at end of period     $13.023          $10.290               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               80                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.502          $11.268          $11.268
Accumulation unit value at end of period     $15.806          $12.502          $11.268
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.119           $9.138           $9.138
Accumulation unit value at end of period     $12.767          $10.119           $9.138
Number of accumulation units outstanding
 at end of period (in thousands)                  40               37               38


                        APP I-14

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.178          $11.020          $10.965
Accumulation unit value at end of period     $15.335          $12.178          $11.020
Number of accumulation units outstanding
 at end of period (in thousands)                  71               64               48
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.757           $9.654           $9.520
Accumulation unit value at end of period     $12.317          $10.757           $9.654
Number of accumulation units outstanding
 at end of period (in thousands)                  46               43               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.292               $-               $-(a)
Accumulation unit value at end of period     $11.769               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 178                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.335           $9.774               $-
Accumulation unit value at end of period     $11.745          $10.335               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 132              145                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.576          $11.384          $11.384
Accumulation unit value at end of period     $14.278          $12.576          $11.384
Number of accumulation units outstanding
 at end of period (in thousands)                 156              167              173
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.171           $9.225           $9.225
Accumulation unit value at end of period     $11.524          $10.171           $9.225
Number of accumulation units outstanding
 at end of period (in thousands)                 316              228              216
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.250          $11.133          $11.372
Accumulation unit value at end of period     $13.853          $12.250          $11.133
Number of accumulation units outstanding
 at end of period (in thousands)                 386              439              461
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $54.513          $45.898          $46.178
Accumulation unit value at end of period     $67.874          $54.513          $45.898
Number of accumulation units outstanding
 at end of period (in thousands)                  23               23               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.028               $-               $-(a)
Accumulation unit value at end of period     $20.288               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 202                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.711           $9.121               $-
Accumulation unit value at end of period     $12.001           $9.711               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 167              204                -


                        APP I-15

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.914          $13.513          $13.513
Accumulation unit value at end of period     $19.647          $15.914          $13.513
Number of accumulation units outstanding
 at end of period (in thousands)                 142              143              126
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.549           $8.125           $8.125
Accumulation unit value at end of period     $11.766           $9.549           $8.125
Number of accumulation units outstanding
 at end of period (in thousands)                 258              191              204
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.402          $13.131          $14.685
Accumulation unit value at end of period     $18.939          $15.402          $13.131
Number of accumulation units outstanding
 at end of period (in thousands)                 171              206              197
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.710          $15.738          $16.137
Accumulation unit value at end of period     $22.412          $18.710          $15.738
Number of accumulation units outstanding
 at end of period (in thousands)                 169              156               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.485               $-               $-(a)
Accumulation unit value at end of period     $23.012               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 179                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.543           $9.146               $-
Accumulation unit value at end of period     $11.345           $9.543               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 148              176                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.545          $15.732          $15.732
Accumulation unit value at end of period     $22.026          $18.545          $15.732
Number of accumulation units outstanding
 at end of period (in thousands)                  86               87              109
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.383           $7.976           $7.976
Accumulation unit value at end of period     $11.123           $9.383           $7.976
Number of accumulation units outstanding
 at end of period (in thousands)                 215              160              128
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.710          $15.084          $18.015
Accumulation unit value at end of period     $20.951          $17.710          $15.084
Number of accumulation units outstanding
 at end of period (in thousands)                 167              188              178
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.579           $9.059           $9.036
Accumulation unit value at end of period     $13.868          $10.579           $9.059
Number of accumulation units outstanding
 at end of period (in thousands)                 101              100               14


                        APP I-16

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.426               $-               $-(a)
Accumulation unit value at end of period     $13.417               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 362                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.143           $9.626               $-
Accumulation unit value at end of period     $13.197          $10.143               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 127              121                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.559          $10.846          $10.846
Accumulation unit value at end of period     $16.323          $12.559          $10.846
Number of accumulation units outstanding
 at end of period (in thousands)                  25               35               65
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.974           $8.631           $8.631
Accumulation unit value at end of period     $12.938           $9.974           $8.631
Number of accumulation units outstanding
 at end of period (in thousands)                 271              184              144
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.233          $10.607          $11.222
Accumulation unit value at end of period     $15.837          $12.233          $10.607
Number of accumulation units outstanding
 at end of period (in thousands)                 206              261              274
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.231           $9.328           $9.499
Accumulation unit value at end of period     $14.198          $11.231           $9.328
Number of accumulation units outstanding
 at end of period (in thousands)                  65               64                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.881               $-               $-(a)
Accumulation unit value at end of period     $13.737               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.768          $10.112               $-
Accumulation unit value at end of period     $13.512          $10.768               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               33                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.606          $11.397          $11.397
Accumulation unit value at end of period     $17.055          $13.606          $11.397
Number of accumulation units outstanding
 at end of period (in thousands)                  46               43               56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.589           $8.887           $8.887
Accumulation unit value at end of period     $13.247          $10.589           $8.887
Number of accumulation units outstanding
 at end of period (in thousands)                  84               71               63


                        APP I-17

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.253          $11.146          $12.443
Accumulation unit value at end of period     $16.547          $13.253          $11.146
Number of accumulation units outstanding
 at end of period (in thousands)                 106              100              100
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.777          $13.126          $13.288
Accumulation unit value at end of period     $21.050          $15.777          $13.126
Number of accumulation units outstanding
 at end of period (in thousands)                 234              226              114
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.156               $-               $-(a)
Accumulation unit value at end of period     $19.468               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 282                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.171           $9.597               $-
Accumulation unit value at end of period     $13.470          $10.171               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 292              327                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.085          $11.818          $11.818
Accumulation unit value at end of period     $18.634          $14.085          $11.818
Number of accumulation units outstanding
 at end of period (in thousands)                 220              206              283
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.002           $8.409           $8.409
Accumulation unit value at end of period     $13.206          $10.002           $8.409
Number of accumulation units outstanding
 at end of period (in thousands)                 376              304              344
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.451          $11.332          $12.363
Accumulation unit value at end of period     $17.725          $13.451          $11.332
Number of accumulation units outstanding
 at end of period (in thousands)                 443              520              495
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.075           $9.925           $9.691
Accumulation unit value at end of period     $13.042          $11.075           $9.925
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.774               $-               $-(a)
Accumulation unit value at end of period     $12.619               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 303                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.619          $10.012               $-
Accumulation unit value at end of period     $12.412          $10.619               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 113              163                -


                        APP I-18

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.818          $11.586          $11.586
Accumulation unit value at end of period     $14.967          $12.818          $11.586
Number of accumulation units outstanding
 at end of period (in thousands)                  43               36               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.442           $9.457           $9.457
Accumulation unit value at end of period     $12.168          $10.442           $9.457
Number of accumulation units outstanding
 at end of period (in thousands)                 136              104               88
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.486          $11.330          $11.302
Accumulation unit value at end of period     $14.521          $12.486          $11.330
Number of accumulation units outstanding
 at end of period (in thousands)                 154              164              175
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.071           $8.742           $8.679
Accumulation unit value at end of period     $13.287          $10.071           $8.742
Number of accumulation units outstanding
 at end of period (in thousands)                   -               49                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.020               $-               $-(a)
Accumulation unit value at end of period     $12.855               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  69                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.656           $9.224               $-
Accumulation unit value at end of period     $12.645           $9.656               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  66               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.497          $10.066          $10.066
Accumulation unit value at end of period     $15.041          $11.497          $10.066
Number of accumulation units outstanding
 at end of period (in thousands)                  52               48               62
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.495           $8.329           $8.329
Accumulation unit value at end of period     $12.396           $9.495           $8.329
Number of accumulation units outstanding
 at end of period (in thousands)                 105              102               92
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.199           $9.844          $10.246
Accumulation unit value at end of period     $14.593          $11.199           $9.844
Number of accumulation units outstanding
 at end of period (in thousands)                 174              180              156
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.338           $9.174           $9.270
Accumulation unit value at end of period     $16.208          $11.338           $9.174
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                3


                        APP I-19

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.528               $-               $-(a)
Accumulation unit value at end of period     $15.681               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.871          $10.114               $-
Accumulation unit value at end of period     $15.424          $10.871               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.594          $11.093          $11.093
Accumulation unit value at end of period     $19.269          $13.594          $11.093
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.689           $8.740           $8.740
Accumulation unit value at end of period     $15.121          $10.689           $8.740
Number of accumulation units outstanding
 at end of period (in thousands)                  29               21               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.241          $10.849          $12.148
Accumulation unit value at end of period     $18.695          $13.241          $10.849
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               24
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.193           $9.094           $8.925
Accumulation unit value at end of period     $13.400          $10.193           $9.094
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.173               $-               $-(a)
Accumulation unit value at end of period     $12.965               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.773           $9.321               $-
Accumulation unit value at end of period     $12.752           $9.773               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.892          $10.700          $10.700
Accumulation unit value at end of period     $15.501          $11.892          $10.700
Number of accumulation units outstanding
 at end of period (in thousands)                  31               32               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.610           $8.664           $8.664
Accumulation unit value at end of period     $12.502           $9.610           $8.664
Number of accumulation units outstanding
 at end of period (in thousands)                  53               36               30


                        APP I-20

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.584          $10.465          $10.356
Accumulation unit value at end of period     $15.039          $11.584          $10.465
Number of accumulation units outstanding
 at end of period (in thousands)                  88               97               85
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.519          $12.658          $12.750
Accumulation unit value at end of period     $19.092          $14.519          $12.658
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.556               $-               $-(a)
Accumulation unit value at end of period     $18.728               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.213          $13.946               $-
Accumulation unit value at end of period     $18.549          $14.213               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.172          $12.461          $12.461
Accumulation unit value at end of period     $18.478          $14.172          $12.461
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.092          $12.415          $12.415
Accumulation unit value at end of period     $18.337          $14.092          $12.415
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.012          $12.369          $12.855
Accumulation unit value at end of period     $18.196          $14.012          $12.369
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                3
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.395          $11.939          $12.221
Accumulation unit value at end of period     $15.677          $12.395          $11.939
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.240               $-               $-(a)
Accumulation unit value at end of period     $15.378               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.133          $13.023               $-
Accumulation unit value at end of period     $15.231          $12.133               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-21

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.099          $11.753          $11.753
Accumulation unit value at end of period     $15.173          $12.099          $11.753
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.030          $11.710          $11.710
Accumulation unit value at end of period     $15.056          $12.030          $11.710
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.962          $11.667          $12.475
Accumulation unit value at end of period     $14.941          $11.962          $11.667
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.669          $12.002          $11.942
Accumulation unit value at end of period     $18.295          $13.669          $12.002
Number of accumulation units outstanding
 at end of period (in thousands)                  30               19               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.132               $-               $-(a)
Accumulation unit value at end of period     $17.947               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.380          $12.623               $-
Accumulation unit value at end of period     $17.775          $13.380               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.342          $11.815          $11.815
Accumulation unit value at end of period     $17.707          $13.342          $11.815
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.266          $11.771          $11.771
Accumulation unit value at end of period     $17.571          $13.266          $11.771
Number of accumulation units outstanding
 at end of period (in thousands)                  33               14                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.191          $11.728          $12.033
Accumulation unit value at end of period     $17.437          $13.191          $11.728
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.682          $17.276          $17.491
Accumulation unit value at end of period     $26.334          $19.682          $17.276
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-22

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.746               $-               $-(a)
Accumulation unit value at end of period     $25.707               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.125          $18.987               $-
Accumulation unit value at end of period     $25.399          $19.125               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.052          $16.866          $16.866
Accumulation unit value at end of period     $25.277          $19.052          $16.866
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.907          $16.771          $16.771
Accumulation unit value at end of period     $25.034          $18.907          $16.771
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.763          $16.677          $18.580
Accumulation unit value at end of period     $24.794          $18.763          $16.677
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.138          $18.886          $18.561
Accumulation unit value at end of period     $26.284          $21.138          $18.886
Number of accumulation units outstanding
 at end of period (in thousands)                  48               21               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.847               $-               $-(a)
Accumulation unit value at end of period     $25.658               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.540          $19.648               $-
Accumulation unit value at end of period     $25.351          $20.540               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.462          $18.439          $18.439
Accumulation unit value at end of period     $25.229          $20.462          $18.439
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.306          $18.335          $18.335
Accumulation unit value at end of period     $24.987          $20.306          $18.335
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                7


                        APP I-23

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.152          $18.232          $18.113
Accumulation unit value at end of period     $24.747          $20.152          $18.232
Number of accumulation units outstanding
 at end of period (in thousands)                  31               22               12
BLACKROCK FLEXIBLE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.078          $19.901          $19.932
Accumulation unit value at end of period     $27.319          $22.078          $19.901
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.506               $-               $-(a)
Accumulation unit value at end of period     $26.668               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.454          $21.507               $-
Accumulation unit value at end of period     $26.348          $21.454               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.372          $19.429          $19.429
Accumulation unit value at end of period     $26.222          $21.372          $19.429
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.209          $19.320          $19.320
Accumulation unit value at end of period     $25.970          $21.209          $19.320
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.048          $19.211          $20.935
Accumulation unit value at end of period     $25.721          $21.048          $19.211
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.247          $11.132          $11.301
Accumulation unit value at end of period     $14.014          $12.247          $11.132
Number of accumulation units outstanding
 at end of period (in thousands)                 149              144                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.652               $-               $-(a)
Accumulation unit value at end of period     $14.615               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 140                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.743          $11.657               $-
Accumulation unit value at end of period     $13.337          $11.743               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  65               57                -


                        APP I-24

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.199          $13.017          $13.017
Accumulation unit value at end of period     $16.111          $14.199          $13.017
Number of accumulation units outstanding
 at end of period (in thousands)                  30               36               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.547          $10.606          $10.606
Accumulation unit value at end of period     $13.075          $11.547          $10.606
Number of accumulation units outstanding
 at end of period (in thousands)                 131              100               77
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.832          $12.731          $13.807
Accumulation unit value at end of period     $15.631          $13.832          $12.731
Number of accumulation units outstanding
 at end of period (in thousands)                 117              128               98
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.881          $10.067          $10.288
Accumulation unit value at end of period     $14.511          $11.881          $10.067
Number of accumulation units outstanding
 at end of period (in thousands)                  45               86               81
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.762               $-               $-(a)
Accumulation unit value at end of period     $14.235               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.630          $11.131               $-
Accumulation unit value at end of period     $14.099          $11.630               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.597           $9.910           $9.910
Accumulation unit value at end of period     $14.045          $11.597           $9.910
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.531           $9.873           $9.873
Accumulation unit value at end of period     $13.937          $11.531           $9.873
Number of accumulation units outstanding
 at end of period (in thousands)                  15                4                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.466           $9.837          $12.042
Accumulation unit value at end of period     $13.830          $11.466           $9.837
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                4
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.296           $9.979           $9.991
Accumulation unit value at end of period     $15.057          $11.296           $9.979
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.505               $-               $-(a)
Accumulation unit value at end of period     $14.567               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                -                -


                        APP I-25

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.831          $10.679               $-
Accumulation unit value at end of period     $14.329          $10.831               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               20                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.694          $12.200          $12.200
Accumulation unit value at end of period     $18.099          $13.694          $12.200
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.650           $9.507           $9.507
Accumulation unit value at end of period     $14.047          $10.650           $9.507
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.340          $11.932          $12.586
Accumulation unit value at end of period     $17.560          $13.340          $11.932
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14               20
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.027          $10.073           $9.951
Accumulation unit value at end of period     $15.971          $11.027          $10.073
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.227               $-               $-(a)
Accumulation unit value at end of period     $15.792               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.573          $11.057               $-
Accumulation unit value at end of period     $15.199          $10.573               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.704          $11.704          $11.704
Accumulation unit value at end of period     $18.245          $12.704          $11.704
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.396           $9.597           $9.597
Accumulation unit value at end of period     $14.900          $10.396           $9.597
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.376          $11.447          $12.100
Accumulation unit value at end of period     $17.702          $12.376          $11.447
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               10


                        APP I-26

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
CALAMOS GLOBAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.914          $10.000               $-
Accumulation unit value at end of period     $13.047          $10.914               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.149               $-               $-(a)
Accumulation unit value at end of period     $12.919               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.835          $10.000               $-
Accumulation unit value at end of period     $12.856          $10.835               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.825          $10.000               $-
Accumulation unit value at end of period     $12.830          $10.825               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.804          $10.000               $-
Accumulation unit value at end of period     $12.780          $10.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.783          $10.000               $-
Accumulation unit value at end of period     $12.730          $10.783               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
CALAMOS INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $11.110               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.063               $-               $-(a)
Accumulation unit value at end of period     $11.057               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $11.031               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $11.020               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-27

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $10.999               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $10.978               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.365          $12.413          $12.225
Accumulation unit value at end of period     $13.017          $13.365          $12.413
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.310               $-               $-(a)
Accumulation unit value at end of period     $12.708               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.815          $12.141               $-
Accumulation unit value at end of period     $12.387          $12.815               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.331          $12.487          $12.487
Accumulation unit value at end of period     $12.874          $13.331          $12.487
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.601          $11.827          $11.827
Accumulation unit value at end of period     $12.144          $12.601          $11.827
Number of accumulation units outstanding
 at end of period (in thousands)                  28               28               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987          $12.213          $12.026
Accumulation unit value at end of period     $12.491          $12.987          $12.213
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               44
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.059          $16.498          $16.772
Accumulation unit value at end of period     $24.857          $19.059          $16.498
Number of accumulation units outstanding
 at end of period (in thousands)                  39               35                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.435               $-               $-(a)
Accumulation unit value at end of period     $19.641               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  44                -                -


                        APP I-28

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.492          $11.218               $-
Accumulation unit value at end of period     $14.877          $11.492               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               42                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.297          $12.482          $12.482
Accumulation unit value at end of period     $18.489          $14.297          $12.482
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16               46
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.300           $9.886           $9.886
Accumulation unit value at end of period     $14.585          $11.300           $9.886
Number of accumulation units outstanding
 at end of period (in thousands)                  31               37               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.615          $11.057          $12.243
Accumulation unit value at end of period     $16.248          $12.615          $11.057
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               66
CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.292          $10.812               $-
Accumulation unit value at end of period     $14.599          $11.292               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.541               $-               $-(a)
Accumulation unit value at end of period     $14.390               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.133          $10.509               $-
Accumulation unit value at end of period     $14.286          $11.133               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.112          $10.700               $-
Accumulation unit value at end of period     $14.245          $11.112               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.071          $10.674               $-
Accumulation unit value at end of period     $14.163          $11.071               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.029          $10.648               $-
Accumulation unit value at end of period     $14.081          $11.029               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -


                        APP I-29

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.993          $19.450          $19.621
Accumulation unit value at end of period     $31.543          $22.993          $19.450
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.165               $-               $-(a)
Accumulation unit value at end of period     $30.791               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.344          $21.661               $-
Accumulation unit value at end of period     $30.423          $22.344               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.258          $18.989          $18.989
Accumulation unit value at end of period     $30.276          $22.258          $18.989
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.089          $18.882          $18.882
Accumulation unit value at end of period     $29.986          $22.089          $18.882
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.921          $18.776          $20.254
Accumulation unit value at end of period     $29.698          $21.921          $18.776
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
CLEARBRIDGE SMALL CAP GROWTH FUND --
 CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.019          $10.958          $10.996
Accumulation unit value at end of period     $19.195          $13.019          $10.958
Number of accumulation units outstanding
 at end of period (in thousands)                  40                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.656               $-               $-(a)
Accumulation unit value at end of period     $18.597               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.479          $12.203               $-
Accumulation unit value at end of period     $18.305          $12.479               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.409          $10.534          $10.534
Accumulation unit value at end of period     $21.356          $12.409          $10.534
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0


                        APP I-30

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.270          $10.437          $10.437
Accumulation unit value at end of period     $17.960          $12.270          $10.437
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.340          $10.820
Accumulation unit value at end of period     $20.721          $12.132          $10.340
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                3
COLUMBIA ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.387          $21.584          $21.854
Accumulation unit value at end of period     $33.136          $25.387          $21.584
Number of accumulation units outstanding
 at end of period (in thousands)                  36               36               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $27.305               $-               $-(a)
Accumulation unit value at end of period     $32.347               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.670          $24.070               $-
Accumulation unit value at end of period     $31.960          $24.670               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.575          $21.073          $21.073
Accumulation unit value at end of period     $31.806          $24.575          $21.073
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.388          $20.954          $20.954
Accumulation unit value at end of period     $31.501          $24.388          $20.954
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.203          $20.836          $22.816
Accumulation unit value at end of period     $31.198          $24.203          $20.836
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9                5
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.276          $19.671          $19.530
Accumulation unit value at end of period     $31.518          $23.276          $19.671
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.731               $-               $-(a)
Accumulation unit value at end of period     $30.767               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -


                        APP I-31

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.618          $21.478               $-
Accumulation unit value at end of period     $30.399          $22.618               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.532          $19.204          $19.204
Accumulation unit value at end of period     $30.253          $22.532          $19.204
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.360          $19.096          $19.096
Accumulation unit value at end of period     $29.962          $22.360          $19.096
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.190          $18.989          $19.969
Accumulation unit value at end of period     $29.675          $22.190          $18.989
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                0
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.723          $17.644          $17.941
Accumulation unit value at end of period     $28.021          $19.723          $17.644
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.916               $-               $-(a)
Accumulation unit value at end of period     $27.354               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.166          $19.426               $-
Accumulation unit value at end of period     $27.026          $19.166               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.093          $17.226          $17.226
Accumulation unit value at end of period     $26.896          $19.093          $17.226
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.947          $17.129          $17.129
Accumulation unit value at end of period     $26.638          $18.947          $17.129
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.803          $17.033          $19.251
Accumulation unit value at end of period     $26.382          $18.803          $17.033
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2


                        APP I-32

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.633           $9.469           $9.654
Accumulation unit value at end of period     $14.408          $10.633           $9.469
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.678               $-               $-(a)
Accumulation unit value at end of period     $13.940               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.195          $10.279               $-
Accumulation unit value at end of period     $13.711          $10.195               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.123          $10.888          $10.888
Accumulation unit value at end of period     $16.289          $12.123          $10.888
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.024           $9.021           $9.021
Accumulation unit value at end of period     $13.442          $10.024           $9.021
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.809          $10.649          $11.493
Accumulation unit value at end of period     $15.804          $11.809          $10.649
Number of accumulation units outstanding
 at end of period (in thousands)                  20               24               22
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.950           $8.542           $8.489
Accumulation unit value at end of period     $13.448           $9.950           $8.542
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.931               $-               $-(a)
Accumulation unit value at end of period     $13.011               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.540           $9.007               $-
Accumulation unit value at end of period     $12.797           $9.540               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.486           $8.213           $8.213
Accumulation unit value at end of period     $12.713           $9.486           $8.213
Number of accumulation units outstanding
 at end of period (in thousands)                  (0)              (0)               0


                        APP I-33

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.381           $8.138           $8.138
Accumulation unit value at end of period     $12.546           $9.381           $8.138
Number of accumulation units outstanding
 at end of period (in thousands)                  38               35               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.276           $8.063           $8.693
Accumulation unit value at end of period     $12.381           $9.276           $8.063
Number of accumulation units outstanding
 at end of period (in thousands)                  22               27               22
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.880          $12.280          $12.270
Accumulation unit value at end of period     $18.851          $13.880          $12.280
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.809               $-               $-(a)
Accumulation unit value at end of period     $18.492               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.587          $13.237               $-
Accumulation unit value at end of period     $18.315          $13.587               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.548          $12.089          $12.089
Accumulation unit value at end of period     $18.245          $13.548          $12.089
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.472          $12.044          $12.044
Accumulation unit value at end of period     $18.105          $13.472          $12.044
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.395          $12.000          $12.844
Accumulation unit value at end of period     $17.966          $13.395          $12.000
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $39.124          $34.707          $34.636
Accumulation unit value at end of period     $52.645          $39.124          $34.707
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.979               $-               $-(a)
Accumulation unit value at end of period     $20.060               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24                -                -


                        APP I-34

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.855           $8.680               $-
Accumulation unit value at end of period     $11.826           $8.855               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  61               56                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.428          $12.909          $12.909
Accumulation unit value at end of period     $19.250          $14.428          $12.909
Number of accumulation units outstanding
 at end of period (in thousands)                  54               48               66
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.707           $7.805           $7.805
Accumulation unit value at end of period     $11.594           $8.707           $7.805
Number of accumulation units outstanding
 at end of period (in thousands)                  26               24               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.820          $12.414          $13.195
Accumulation unit value at end of period     $18.366          $13.820          $12.414
Number of accumulation units outstanding
 at end of period (in thousands)                  86               94               93
DELAWARE DIVERSIFIED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.653          $10.000               $-
Accumulation unit value at end of period     $10.506          $10.653               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.762               $-               $-(a)
Accumulation unit value at end of period     $10.404               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.576          $10.000               $-
Accumulation unit value at end of period     $10.353          $10.576               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.565          $10.000               $-
Accumulation unit value at end of period     $10.332          $10.565               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.545          $10.000               $-
Accumulation unit value at end of period     $10.292          $10.545               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.525          $10.000               $-
Accumulation unit value at end of period     $10.251          $10.525               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -


                        APP I-35

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
DELAWARE EXTENDED DURATION BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.607          $10.000               $-
Accumulation unit value at end of period     $11.142          $11.607               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.897               $-               $-(a)
Accumulation unit value at end of period     $11.033               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.523          $10.000               $-
Accumulation unit value at end of period     $10.979          $11.523               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.512          $10.000               $-
Accumulation unit value at end of period     $10.957          $11.512               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.490          $10.000               $-
Accumulation unit value at end of period     $10.914          $11.490               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.468          $10.000               $-
Accumulation unit value at end of period     $10.871          $11.468               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.785          $12.329          $12.195
Accumulation unit value at end of period     $12.453          $12.785          $12.329
Number of accumulation units outstanding
 at end of period (in thousands)                 197              169               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.556               $-               $-(a)
Accumulation unit value at end of period     $12.105               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  72                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.345          $12.053               $-
Accumulation unit value at end of period     $11.935          $12.345               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  49               67                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.287          $11.951          $11.951
Accumulation unit value at end of period     $11.867          $12.287          $11.951
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25                6


                        APP I-36

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.173          $11.863          $11.863
Accumulation unit value at end of period     $11.734          $12.173          $11.863
Number of accumulation units outstanding
 at end of period (in thousands)                  63               37               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.060          $11.776          $11.470
Accumulation unit value at end of period     $11.601          $12.060          $11.776
Number of accumulation units outstanding
 at end of period (in thousands)                  88               93               79
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $43.626          $37.222          $37.372
Accumulation unit value at end of period     $57.963          $43.626          $37.222
Number of accumulation units outstanding
 at end of period (in thousands)                  19               11                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.089               $-               $-(a)
Accumulation unit value at end of period     $19.859               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.388          $11.933               $-
Accumulation unit value at end of period     $16.337          $12.388               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               27                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.634          $12.593          $12.593
Accumulation unit value at end of period     $19.280          $14.634          $12.593
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.216          $10.533          $10.533
Accumulation unit value at end of period     $16.062          $12.216          $10.533
Number of accumulation units outstanding
 at end of period (in thousands)                  28               21               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.204          $12.272          $13.178
Accumulation unit value at end of period     $18.638          $14.204          $12.272
Number of accumulation units outstanding
 at end of period (in thousands)                  37               40               34
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.208           $9.708           $9.612
Accumulation unit value at end of period     $14.768          $11.208           $9.708
Number of accumulation units outstanding
 at end of period (in thousands)                 139              101                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.307               $-               $-(a)
Accumulation unit value at end of period     $14.355               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 119                -                -


                        APP I-37

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.823          $10.338               $-
Accumulation unit value at end of period     $14.153          $10.823               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               39                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.772           $9.410           $9.410
Accumulation unit value at end of period     $14.073          $10.772           $9.410
Number of accumulation units outstanding
 at end of period (in thousands)                  40               26               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.672           $9.341           $9.341
Accumulation unit value at end of period     $13.915          $10.672           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  73               50               26
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.573           $9.273           $9.499
Accumulation unit value at end of period     $13.758          $10.573           $9.273
Number of accumulation units outstanding
 at end of period (in thousands)                  95               99               85
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $31.747          $27.365          $27.037
Accumulation unit value at end of period     $44.687          $31.747          $27.365
Number of accumulation units outstanding
 at end of period (in thousands)                  17                9                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.918               $-               $-(a)
Accumulation unit value at end of period     $20.055               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.839          $12.191               $-
Accumulation unit value at end of period     $17.938          $12.839               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.950          $12.127          $12.127
Accumulation unit value at end of period     $19.470          $13.950          $12.127
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.661          $11.028          $11.028
Accumulation unit value at end of period     $17.635          $12.661          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.540          $11.818          $12.251
Accumulation unit value at end of period     $18.823          $13.540          $11.818
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               24


                        APP I-38

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.958          $16.438          $16.672
Accumulation unit value at end of period     $25.400          $18.958          $16.438
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.305               $-               $-(a)
Accumulation unit value at end of period     $24.795               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.422          $18.299               $-
Accumulation unit value at end of period     $24.498          $18.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.352          $16.048          $16.048
Accumulation unit value at end of period     $24.380          $18.352          $16.048
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.212          $15.958          $15.958
Accumulation unit value at end of period     $24.146          $18.212          $15.958
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.074          $15.868          $17.133
Accumulation unit value at end of period     $23.915          $18.074          $15.868
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
DWS GLOBAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.160           $6.923           $7.118
Accumulation unit value at end of period     $10.270           $8.160           $6.923
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.552               $-               $-(a)
Accumulation unit value at end of period     $11.119               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.824           $7.647               $-
Accumulation unit value at end of period      $9.773           $7.824               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.731           $9.182           $9.182
Accumulation unit value at end of period     $13.392          $10.731           $9.182
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0


                        APP I-39

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.693           $6.596           $6.596
Accumulation unit value at end of period      $9.581           $7.693           $6.596
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454           $8.981          $10.703
Accumulation unit value at end of period     $12.993          $10.454           $8.981
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.601          $15.785          $15.678
Accumulation unit value at end of period     $21.289          $17.601          $15.785
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.630               $-               $-(a)
Accumulation unit value at end of period     $20.782               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.103          $16.530               $-
Accumulation unit value at end of period     $20.533          $17.103               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.038          $15.411          $15.411
Accumulation unit value at end of period     $20.434          $17.038          $15.411
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.908          $15.324          $15.324
Accumulation unit value at end of period     $20.238          $16.908          $15.324
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.779          $15.238          $15.624
Accumulation unit value at end of period     $20.044          $16.779          $15.238
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                0
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.631          $12.898          $12.634
Accumulation unit value at end of period     $15.699          $14.631          $12.898
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.849               $-               $-(a)
Accumulation unit value at end of period     $15.189               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21                -                -


                        APP I-40

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.028          $13.019               $-
Accumulation unit value at end of period     $14.941          $14.028               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.463          $13.748          $13.748
Accumulation unit value at end of period     $16.452          $15.463          $13.748
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.794          $12.289          $12.289
Accumulation unit value at end of period     $14.647          $13.794          $12.289
Number of accumulation units outstanding
 at end of period (in thousands)                  37               24               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064          $13.446          $13.664
Accumulation unit value at end of period     $15.963          $15.064          $13.446
Number of accumulation units outstanding
 at end of period (in thousands)                  47               59               44
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.331           $8.060           $7.931
Accumulation unit value at end of period     $12.069           $9.331           $8.060
Number of accumulation units outstanding
 at end of period (in thousands)                 598              565              474
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.135               $-               $-(a)
Accumulation unit value at end of period     $11.677               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.947           $8.435               $-
Accumulation unit value at end of period     $11.486           $8.947               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               25                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.421           $9.949           $9.949
Accumulation unit value at end of period     $14.647          $11.421           $9.949
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.797           $7.679           $7.679
Accumulation unit value at end of period     $11.260           $8.797           $7.679
Number of accumulation units outstanding
 at end of period (in thousands)                  40               29               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.125           $9.731          $10.224
Accumulation unit value at end of period     $14.211          $11.125           $9.731
Number of accumulation units outstanding
 at end of period (in thousands)                  67               82               76


                        APP I-41

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.095          $10.000               $-
Accumulation unit value at end of period     $15.058          $11.095               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.467               $-               $-(a)
Accumulation unit value at end of period     $14.911               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.015          $10.000               $-
Accumulation unit value at end of period     $14.838          $11.015               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.004          $10.000               $-
Accumulation unit value at end of period     $14.809          $11.004               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.983          $10.000               $-
Accumulation unit value at end of period     $14.751          $10.983               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.962          $10.000               $-
Accumulation unit value at end of period     $14.693          $10.962               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -
FEDERATED CLOVER SMALL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.935          $10.000               $-
Accumulation unit value at end of period     $14.377          $10.935               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.149               $-               $-(a)
Accumulation unit value at end of period     $14.237               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.856          $10.000               $-
Accumulation unit value at end of period     $14.167          $10.856               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-
Accumulation unit value at end of period     $14.139          $10.845               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-42

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-
Accumulation unit value at end of period     $14.084          $10.824               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.803          $10.000               $-
Accumulation unit value at end of period     $14.029          $10.803               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
FEDERATED CLOVER VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.002          $12.227          $12.022
Accumulation unit value at end of period     $18.591          $14.002          $12.227
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.475               $-               $-(a)
Accumulation unit value at end of period     $18.190               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.653          $13.004               $-
Accumulation unit value at end of period     $17.992          $13.653               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.607          $11.983          $11.983
Accumulation unit value at end of period     $17.914          $13.607          $11.983
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.516          $11.927          $11.927
Accumulation unit value at end of period     $17.758          $13.516          $11.927
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.425          $11.871          $12.148
Accumulation unit value at end of period     $17.604          $13.425          $11.871
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.785           $8.342           $8.409
Accumulation unit value at end of period     $13.752           $9.785           $8.342
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.596               $-               $-(a)
Accumulation unit value at end of period     $13.305               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  76                -                -


                        APP I-43

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.382           $9.312               $-
Accumulation unit value at end of period     $13.087           $9.382               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.776          $10.125          $10.125
Accumulation unit value at end of period     $16.410          $11.776          $10.125
Number of accumulation units outstanding
 at end of period (in thousands)                  31               42               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.226           $7.948           $7.948
Accumulation unit value at end of period     $12.830           $9.226           $7.948
Number of accumulation units outstanding
 at end of period (in thousands)                  62               35               46
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.471           $9.902          $11.419
Accumulation unit value at end of period     $15.921          $11.471           $9.902
Number of accumulation units outstanding
 at end of period (in thousands)                  73               90               96
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.653          $10.249          $10.272
Accumulation unit value at end of period     $15.077          $11.653          $10.249
Number of accumulation units outstanding
 at end of period (in thousands)                  41                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.315               $-               $-(a)
Accumulation unit value at end of period     $14.587               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  51                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.173          $10.961               $-
Accumulation unit value at end of period     $14.348          $11.173               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.745          $12.193          $12.193
Accumulation unit value at end of period     $17.634          $13.745          $12.193
Number of accumulation units outstanding
 at end of period (in thousands)                  53               53               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.986           $9.765           $9.765
Accumulation unit value at end of period     $14.067          $10.986           $9.765
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.390          $11.925          $12.245
Accumulation unit value at end of period     $17.110          $13.390          $11.925
Number of accumulation units outstanding
 at end of period (in thousands)                  30               29               21


                        APP I-44

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.392          $13.302          $12.980
Accumulation unit value at end of period     $16.569          $15.392          $13.302
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.647               $-               $-(a)
Accumulation unit value at end of period     $16.038               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.769          $13.551               $-
Accumulation unit value at end of period     $15.780          $14.769               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.045          $13.985          $13.985
Accumulation unit value at end of period     $17.126          $16.045          $13.985
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.527          $12.687          $12.687
Accumulation unit value at end of period     $15.475          $14.527          $12.687
Number of accumulation units outstanding
 at end of period (in thousands)                  10                3                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.630          $13.677          $13.979
Accumulation unit value at end of period     $16.615          $15.630          $13.677
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               37
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.029          $10.582          $10.307
Accumulation unit value at end of period     $13.741          $12.029          $10.582
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.267               $-               $-(a)
Accumulation unit value at end of period     $13.999               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.534          $10.721               $-
Accumulation unit value at end of period     $13.077          $11.534               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 116              128                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.915          $12.345          $12.345
Accumulation unit value at end of period     $15.761          $13.915          $12.345
Number of accumulation units outstanding
 at end of period (in thousands)                  28               37               29


                        APP I-45

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.341          $10.082          $10.082
Accumulation unit value at end of period     $12.820          $11.341          $10.082
Number of accumulation units outstanding
 at end of period (in thousands)                 155              120               88
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.073          $12.405
Accumulation unit value at end of period     $15.291          $13.554          $12.073
Number of accumulation units outstanding
 at end of period (in thousands)                 142              148              184
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.993          $12.669          $12.564
Accumulation unit value at end of period     $20.199          $14.993          $12.669
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.309               $-               $-(a)
Accumulation unit value at end of period     $22.656               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.812          $10.143               $-
Accumulation unit value at end of period     $14.457          $10.812               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.425          $13.997          $13.997
Accumulation unit value at end of period     $21.940          $16.425          $13.997
Number of accumulation units outstanding
 at end of period (in thousands)                  17               15               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.631           $9.078           $9.078
Accumulation unit value at end of period     $14.173          $10.631           $9.078
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.896          $13.601          $13.891
Accumulation unit value at end of period     $21.149          $15.896          $13.601
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               27
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.576          $12.974          $12.824
Accumulation unit value at end of period     $15.043          $14.576          $12.974
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.590               $-               $-(a)
Accumulation unit value at end of period     $14.554               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60                -                -


                        APP I-46

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.976          $13.173               $-
Accumulation unit value at end of period     $14.315          $13.976               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  32               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.157          $13.606          $13.606
Accumulation unit value at end of period     $15.509          $15.157          $13.606
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.743          $12.362          $12.362
Accumulation unit value at end of period     $14.034          $13.743          $12.362
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.764          $13.307          $13.708
Accumulation unit value at end of period     $15.047          $14.764          $13.307
Number of accumulation units outstanding
 at end of period (in thousands)                  55               50               41
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.278          $11.370          $11.400
Accumulation unit value at end of period     $13.554          $12.278          $11.370
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.471               $-               $-(a)
Accumulation unit value at end of period     $13.113               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  90                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.918          $11.696               $-
Accumulation unit value at end of period     $13.057          $11.918               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.213          $12.339          $12.339
Accumulation unit value at end of period     $14.462          $13.213          $12.339
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.576          $10.832          $10.832
Accumulation unit value at end of period     $12.645          $11.576          $10.832
Number of accumulation units outstanding
 at end of period (in thousands)                  23               14               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.870          $12.068          $12.562
Accumulation unit value at end of period     $14.031          $12.870          $12.068
Number of accumulation units outstanding
 at end of period (in thousands)                  62               70               57


                        APP I-47

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.343          $10.263          $10.350
Accumulation unit value at end of period     $13.723          $11.343          $10.263
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.801               $-               $-(a)
Accumulation unit value at end of period     $13.277               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 105                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.876          $10.720               $-
Accumulation unit value at end of period     $13.059          $10.876               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  39               36                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.002          $11.865          $11.865
Accumulation unit value at end of period     $15.597          $13.002          $11.865
Number of accumulation units outstanding
 at end of period (in thousands)                  25               13                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.694           $9.778           $9.778
Accumulation unit value at end of period     $12.803          $10.694           $9.778
Number of accumulation units outstanding
 at end of period (in thousands)                  67               74               81
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.665          $11.604          $12.359
Accumulation unit value at end of period     $15.132          $12.665          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  81               82               74
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.156          $11.117          $11.165
Accumulation unit value at end of period     $13.901          $12.156          $11.117
Number of accumulation units outstanding
 at end of period (in thousands)                  32               27               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.473               $-               $-(a)
Accumulation unit value at end of period     $13.449               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  87                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.656          $11.432               $-
Accumulation unit value at end of period     $13.229          $11.656               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  99               86                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.431          $12.388          $12.388
Accumulation unit value at end of period     $15.229          $13.431          $12.388
Number of accumulation units outstanding
 at end of period (in thousands)                  60               38                5


                        APP I-48

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.461          $10.592          $10.592
Accumulation unit value at end of period     $12.969          $11.461          $10.592
Number of accumulation units outstanding
 at end of period (in thousands)                  45               79              128
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.083          $12.115          $12.723
Accumulation unit value at end of period     $14.775          $13.083          $12.115
Number of accumulation units outstanding
 at end of period (in thousands)                 123              131              145
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.146          $13.057          $12.915
Accumulation unit value at end of period     $14.008          $14.146          $13.057
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.955               $-               $-(a)
Accumulation unit value at end of period     $13.553               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.564          $12.962               $-
Accumulation unit value at end of period     $13.331          $13.564               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5     -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.295          $13.306          $13.306
Accumulation unit value at end of period     $14.036          $14.295          $13.306
Number of accumulation units outstanding
 at end of period (in thousands)                   0                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.338          $12.440          $12.440
Accumulation unit value at end of period     $13.069          $13.338          $12.440
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.925          $13.014          $13.053
Accumulation unit value at end of period     $13.618          $13.925          $13.014
Number of accumulation units outstanding
 at end of period (in thousands)                  13               14               11
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.668          $11.129          $10.988
Accumulation unit value at end of period     $15.695          $11.668          $11.129
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.981               $-               $-(a)
Accumulation unit value at end of period     $15.396               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -


                        APP I-49

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.422          $11.730               $-
Accumulation unit value at end of period     $15.248          $11.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.389          $10.956          $10.956
Accumulation unit value at end of period     $15.190          $11.389          $10.956
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.325          $10.915          $10.915
Accumulation unit value at end of period     $15.074          $11.325          $10.915
Number of accumulation units outstanding
 at end of period (in thousands)                   1     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.261          $10.875          $11.310
Accumulation unit value at end of period     $14.958          $11.261          $10.875
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.050          $11.607          $11.811
Accumulation unit value at end of period     $16.909          $13.050          $11.607
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.922               $-               $-(a)
Accumulation unit value at end of period     $16.587               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.775          $12.878               $-
Accumulation unit value at end of period     $16.429          $12.775               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.738          $11.426          $11.426
Accumulation unit value at end of period     $16.366          $12.738          $11.426
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.666          $11.384          $11.384
Accumulation unit value at end of period     $16.240          $12.666          $11.384
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.594          $11.342          $12.099
Accumulation unit value at end of period     $16.116          $12.594          $11.342
Number of accumulation units outstanding
 at end of period (in thousands)                   -     -                -


                        APP I-50

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.299          $12.971          $12.886
Accumulation unit value at end of period     $12.966          $13.299          $12.971
Number of accumulation units outstanding
 at end of period (in thousands)                 121              124              108
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.938               $-               $-(a)
Accumulation unit value at end of period     $12.545               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.751          $12.529               $-
Accumulation unit value at end of period     $12.339          $12.751               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.200          $12.985          $12.985
Accumulation unit value at end of period     $12.761          $13.200          $12.985
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9               30
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.538          $12.358          $12.358
Accumulation unit value at end of period     $12.097          $12.538          $12.358
Number of accumulation units outstanding
 at end of period (in thousands)                   5               11               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.858          $12.699          $12.360
Accumulation unit value at end of period     $12.381          $12.858          $12.699
Number of accumulation units outstanding
 at end of period (in thousands)                  25               37               30
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.321          $11.187          $11.243
Accumulation unit value at end of period     $17.560          $13.321          $11.187
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.306               $-               $-(a)
Accumulation unit value at end of period     $17.012               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.799          $12.380               $-
Accumulation unit value at end of period     $16.745          $12.799               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.676          $13.276          $13.276
Accumulation unit value at end of period     $20.489          $15.676          $13.276
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2


                        APP I-51

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.595          $10.689          $10.689
Accumulation unit value at end of period     $16.430          $12.595          $10.689
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.270          $12.984          $13.699
Accumulation unit value at end of period     $19.879          $15.270          $12.984
Number of accumulation units outstanding
 at end of period (in thousands)                   5                7                7
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.021          $14.736          $14.355
Accumulation unit value at end of period     $18.299          $17.021          $14.736
Number of accumulation units outstanding
 at end of period (in thousands)                 161              147              117
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.127               $-               $-(a)
Accumulation unit value at end of period     $17.497               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.451          $12.403               $-
Accumulation unit value at end of period     $14.353          $13.451               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.907          $13.889          $13.889
Accumulation unit value at end of period     $16.956          $15.907          $13.889
Number of accumulation units outstanding
 at end of period (in thousands)                   9               22               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.227          $11.573          $11.573
Accumulation unit value at end of period     $14.072          $13.227          $11.573
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.153          $13.284          $13.689
Accumulation unit value at end of period     $16.088          $15.153          $13.284
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               19
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.320           $7.818           $7.703
Accumulation unit value at end of period     $12.357           $9.320           $7.818
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.275               $-               $-(a)
Accumulation unit value at end of period     $11.953               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19                -                -


                        APP I-52

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.933           $8.348               $-
Accumulation unit value at end of period     $11.756           $8.933               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.883           $7.515           $7.515
Accumulation unit value at end of period     $11.678           $8.883           $7.515
Number of accumulation units outstanding
 at end of period (in thousands)                   0                3                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.783           $7.446           $7.446
Accumulation unit value at end of period     $11.524           $8.783           $7.446
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.685           $7.377           $7.941
Accumulation unit value at end of period     $11.372           $8.685           $7.377
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               11
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $51.389          $48.668               $-
Accumulation unit value at end of period     $68.057          $51.389               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.513               $-               $-(a)
Accumulation unit value at end of period     $27.239               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.145           $9.590               $-
Accumulation unit value at end of period     $13.335          $10.145               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.908          $18.961               $-
Accumulation unit value at end of period     $26.142          $19.908               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  40               37                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.976           $9.514               $-
Accumulation unit value at end of period     $13.073           $9.976               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.070          $18.212               $-
Accumulation unit value at end of period     $24.942          $19.070               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29                -


                        APP I-53

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.195          $10.486               $-
Accumulation unit value at end of period     $11.494          $11.195               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.512               $-               $-(a)
Accumulation unit value at end of period     $11.329               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.038          $10.412               $-
Accumulation unit value at end of period     $11.248          $11.038               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.017          $10.378               $-
Accumulation unit value at end of period     $11.215          $11.017               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.976          $10.353               $-
Accumulation unit value at end of period     $11.151          $10.976               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.934          $10.328               $-
Accumulation unit value at end of period     $11.087          $10.934               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.081          $10.408          $10.239
Accumulation unit value at end of period     $16.706          $12.081          $10.408
Number of accumulation units outstanding
 at end of period (in thousands)                   8                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.230               $-               $-(a)
Accumulation unit value at end of period     $16.163               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  73                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.584          $10.982               $-
Accumulation unit value at end of period     $15.898          $11.584               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.553          $11.776          $11.776
Accumulation unit value at end of period     $18.582          $13.553          $11.776
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19               21


                        APP I-54

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.390           $9.917           $9.917
Accumulation unit value at end of period     $15.586          $11.390           $9.917
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.517          $11.979
Accumulation unit value at end of period     $18.029          $13.202          $11.517
Number of accumulation units outstanding
 at end of period (in thousands)                  49               51               52
INVESCO AMERICAN FRANCHISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.095          $10.292               $-
Accumulation unit value at end of period     $14.104          $10.095               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.823               $-               $-(a)
Accumulation unit value at end of period     $13.914               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.966          $10.161               $-
Accumulation unit value at end of period     $13.820           $9.966               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.949          $10.201               $-
Accumulation unit value at end of period     $13.783           $9.949               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.915          $10.180               $-
Accumulation unit value at end of period     $13.708           $9.915               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.881          $10.159               $-
Accumulation unit value at end of period     $13.634           $9.881               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -
INVESCO AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.363          $22.529          $21.843
Accumulation unit value at end of period     $35.339          $26.363          $22.529
Number of accumulation units outstanding
 at end of period (in thousands)                  12                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $29.112               $-               $-(a)
Accumulation unit value at end of period     $34.497               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-55

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.618          $24.365               $-
Accumulation unit value at end of period     $34.084          $25.618               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.521          $21.995          $21.995
Accumulation unit value at end of period     $33.920          $25.521          $21.995
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.326          $21.872          $21.872
Accumulation unit value at end of period     $33.595          $25.326          $21.872
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.133          $21.749          $22.540
Accumulation unit value at end of period     $33.272          $25.133          $21.749
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
INVESCO COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.499          $13.035          $12.853
Accumulation unit value at end of period     $20.961          $15.499          $13.035
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.732               $-               $-(a)
Accumulation unit value at end of period     $19.764               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.725           $9.128               $-
Accumulation unit value at end of period     $13.054           $9.725               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.114          $11.972          $11.972
Accumulation unit value at end of period     $18.926          $14.114          $11.972
Number of accumulation units outstanding
 at end of period (in thousands)                  29               25               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.562           $8.127           $8.127
Accumulation unit value at end of period     $12.798           $9.562           $8.127
Number of accumulation units outstanding
 at end of period (in thousands)                  38               27               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.486          $11.485          $12.127
Accumulation unit value at end of period     $18.012          $13.486          $11.485
Number of accumulation units outstanding
 at end of period (in thousands)                  29               41               40


                        APP I-56

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.331          $11.154          $11.346
Accumulation unit value at end of period     $12.903          $13.331          $11.154
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.606               $-               $-(a)
Accumulation unit value at end of period     $12.657               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.050          $12.586               $-
Accumulation unit value at end of period     $12.536          $13.050               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0               26                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.013          $10.981          $10.981
Accumulation unit value at end of period     $12.488          $13.013          $10.981
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.939          $10.940          $10.940
Accumulation unit value at end of period     $12.392          $12.939          $10.940
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.865          $10.900          $12.599
Accumulation unit value at end of period     $12.297          $12.865          $10.900
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                8
INVESCO EQUITY AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.330          $16.238          $15.910
Accumulation unit value at end of period     $22.905          $18.330          $16.238
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.324               $-               $-(a)
Accumulation unit value at end of period     $21.585               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 251                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.783          $10.224               $-
Accumulation unit value at end of period     $13.374          $10.783               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.865          $15.068          $15.068
Accumulation unit value at end of period     $20.896          $16.865          $15.068
Number of accumulation units outstanding
 at end of period (in thousands)                  77              204              223


                        APP I-57

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.603           $9.492           $9.492
Accumulation unit value at end of period     $13.111          $10.603           $9.492
Number of accumulation units outstanding
 at end of period (in thousands)                  35               26               28
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.000          $14.352          $14.875
Accumulation unit value at end of period     $19.746          $16.000          $14.352
Number of accumulation units outstanding
 at end of period (in thousands)                  93              109               99
INVESCO GROWTH AND INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.005           $8.732           $8.539
Accumulation unit value at end of period     $13.391          $10.005           $8.732
Number of accumulation units outstanding
 at end of period (in thousands)                 111              112              120
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.146               $-               $-(a)
Accumulation unit value at end of period     $12.956               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.593           $9.065               $-
Accumulation unit value at end of period     $12.744           $9.593               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               33                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.758          $10.349          $10.349
Accumulation unit value at end of period     $15.604          $11.758          $10.349
Number of accumulation units outstanding
 at end of period (in thousands)                  70               57               42
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.433           $8.320           $8.320
Accumulation unit value at end of period     $12.494           $9.433           $8.320
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.121          $10.536
Accumulation unit value at end of period     $15.139          $11.453          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               42
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.931           $8.624           $8.793
Accumulation unit value at end of period     $11.787           $9.931           $8.624
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.145               $-               $-(a)
Accumulation unit value at end of period     $11.404               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  64                -                -


                        APP I-58

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.522           $9.163               $-
Accumulation unit value at end of period     $11.217           $9.522               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.567          $11.882          $11.882
Accumulation unit value at end of period     $15.966          $13.567          $11.882
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.363           $8.217           $8.217
Accumulation unit value at end of period     $10.997           $9.363           $8.217
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.216          $11.621          $13.188
Accumulation unit value at end of period     $15.491          $13.216          $11.621
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12
INVESCO MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.646          $10.420          $10.654
Accumulation unit value at end of period     $15.956          $11.646          $10.420
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.550               $-               $-(a)
Accumulation unit value at end of period     $15.445               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.174          $11.353               $-
Accumulation unit value at end of period     $15.196          $11.174               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.480          $12.163          $12.163
Accumulation unit value at end of period     $18.312          $13.480          $12.163
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.991           $9.938           $9.938
Accumulation unit value at end of period     $14.902          $10.991           $9.938
Number of accumulation units outstanding
 at end of period (in thousands)                  10                5               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.130          $11.896          $13.607
Accumulation unit value at end of period     $17.767          $13.130          $11.896
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               14


                        APP I-59

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.128          $17.522               $-
Accumulation unit value at end of period     $18.453          $18.128               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $34.332               $-               $-(a)
Accumulation unit value at end of period     $30.871               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.455           $9.511               $-
Accumulation unit value at end of period     $10.562          $10.455               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $29.447          $28.625               $-
Accumulation unit value at end of period     $29.720          $29.447               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.280          $10.006               $-
Accumulation unit value at end of period     $10.355          $10.280               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.309          $27.593               $-
Accumulation unit value at end of period     $28.458          $28.309               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               25                -
INVESCO SMALL CAP DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.631           $9.961          $10.077
Accumulation unit value at end of period     $15.966          $11.631           $9.961
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.410               $-               $-(a)
Accumulation unit value at end of period     $15.447               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.152          $10.888               $-
Accumulation unit value at end of period     $15.194          $11.152               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.975          $11.207          $11.207
Accumulation unit value at end of period     $17.660          $12.975          $11.207
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               11


                        APP I-60

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.966           $9.490           $9.490
Accumulation unit value at end of period     $14.896          $10.966           $9.490
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.639          $10.960          $12.040
Accumulation unit value at end of period     $17.134          $12.639          $10.960
Number of accumulation units outstanding
 at end of period (in thousands)                  20               23               25
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.604          $10.223          $10.248
Accumulation unit value at end of period     $15.860          $11.604          $10.223
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.583               $-               $-(a)
Accumulation unit value at end of period     $15.344               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.126          $10.883               $-
Accumulation unit value at end of period     $15.093          $11.126               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.430          $11.933          $11.933
Accumulation unit value at end of period     $18.201          $13.430          $11.933
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.940           $9.740           $9.740
Accumulation unit value at end of period     $14.797          $10.940           $9.740
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.082          $11.671          $12.590
Accumulation unit value at end of period     $17.659          $13.082          $11.671
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               10
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.174          $21.271          $21.469
Accumulation unit value at end of period     $35.220          $25.174          $21.271
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $27.517               $-               $-(a)
Accumulation unit value at end of period     $34.381               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -


                        APP I-61

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.463          $23.689               $-
Accumulation unit value at end of period     $33.969          $24.463               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.369          $20.767          $20.767
Accumulation unit value at end of period     $33.806          $24.369          $20.767
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.184          $20.650          $20.650
Accumulation unit value at end of period     $33.481          $24.184          $20.650
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.000          $20.534          $22.364
Accumulation unit value at end of period     $33.160          $24.000          $20.534
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2
INVESCO SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.241          $21.421          $21.443
Accumulation unit value at end of period     $37.855          $26.241          $21.421
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $29.111               $-               $-(a)
Accumulation unit value at end of period     $36.954               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.500          $24.626               $-
Accumulation unit value at end of period     $36.511          $25.500               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.402          $20.914          $20.914
Accumulation unit value at end of period     $36.336          $25.402          $20.914
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.209          $20.796          $20.796
Accumulation unit value at end of period     $35.987          $25.209          $20.796
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.017          $20.679          $22.669
Accumulation unit value at end of period     $35.642          $25.017          $20.679
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                3


                        APP I-62

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.038          $12.601          $13.252
Accumulation unit value at end of period     $18.695          $15.038          $12.601
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.496               $-               $-(a)
Accumulation unit value at end of period     $18.250               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  20                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.613          $14.107               $-
Accumulation unit value at end of period     $18.031          $14.613               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  28               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.558          $12.302          $12.302
Accumulation unit value at end of period     $17.945          $14.558          $12.302
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.447          $12.233          $12.233
Accumulation unit value at end of period     $17.772          $14.447          $12.233
Number of accumulation units outstanding
 at end of period (in thousands)                  13                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.337          $12.164          $14.382
Accumulation unit value at end of period     $17.602          $14.337          $12.164
Number of accumulation units outstanding
 at end of period (in thousands)                  24               30               20
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $7.543           $7.506           $8.069
Accumulation unit value at end of period      $8.161           $7.543           $7.506
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.390               $-               $-(a)
Accumulation unit value at end of period      $7.895               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.232           $8.307               $-
Accumulation unit value at end of period      $7.766           $7.232               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.185          $10.222          $10.222
Accumulation unit value at end of period     $10.926          $10.185          $10.222
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               20


                        APP I-63

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.111           $7.151           $7.151
Accumulation unit value at end of period      $7.613           $7.111           $7.151
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.921           $9.997          $13.510
Accumulation unit value at end of period     $10.601           $9.921           $9.997
Number of accumulation units outstanding
 at end of period (in thousands)                  59               56               60
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.978          $10.834          $10.931
Accumulation unit value at end of period     $16.250          $11.978          $10.834
Number of accumulation units outstanding
 at end of period (in thousands)                   -               41                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.813               $-               $-(a)
Accumulation unit value at end of period     $15.721               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.484          $11.534               $-
Accumulation unit value at end of period     $15.464          $11.484               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.291          $12.124          $12.124
Accumulation unit value at end of period     $17.879          $13.291          $12.124
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.293          $10.322          $10.322
Accumulation unit value at end of period     $15.160          $11.293          $10.322
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.947          $11.858          $12.365
Accumulation unit value at end of period     $17.347          $12.947          $11.858
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.201          $12.602          $12.508
Accumulation unit value at end of period     $16.939          $14.201          $12.602
Number of accumulation units outstanding
 at end of period (in thousands)                  26               31               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.082               $-               $-(a)
Accumulation unit value at end of period     $16.563               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -


                        APP I-64

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.834          $13.418               $-
Accumulation unit value at end of period     $16.378          $13.834               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.786          $12.338          $12.338
Accumulation unit value at end of period     $16.305          $13.786          $12.338
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.690          $12.277          $12.277
Accumulation unit value at end of period     $16.159          $13.690          $12.277
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.595          $12.216          $12.688
Accumulation unit value at end of period     $16.014          $13.595          $12.216
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13                7
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.451          $15.726          $15.862
Accumulation unit value at end of period     $24.045          $18.451          $15.726
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.771               $-               $-(a)
Accumulation unit value at end of period     $23.511               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.975          $17.367               $-
Accumulation unit value at end of period     $23.249          $17.975               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.912          $15.397          $15.397
Accumulation unit value at end of period     $23.145          $17.912          $15.397
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.788          $15.320          $15.320
Accumulation unit value at end of period     $22.938          $17.788          $15.320
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.664          $15.244          $15.827
Accumulation unit value at end of period     $22.733          $17.664          $15.244
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11                9


                        APP I-65

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.283          $16.404          $16.573
Accumulation unit value at end of period     $26.718          $20.283          $16.404
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.956               $-               $-(a)
Accumulation unit value at end of period     $23.069               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 168                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.508          $11.019               $-
Accumulation unit value at end of period     $15.047          $11.508               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.891          $13.777          $13.777
Accumulation unit value at end of period     $22.062          $16.891          $13.777
Number of accumulation units outstanding
 at end of period (in thousands)                  31               58               60
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.317           $9.249           $9.249
Accumulation unit value at end of period     $14.751          $11.317           $9.249
Number of accumulation units outstanding
 at end of period (in thousands)                  24               20               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.705          $14.499          $16.081
Accumulation unit value at end of period     $23.033          $17.705          $14.499
Number of accumulation units outstanding
 at end of period (in thousands)                  26               35               29
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.372          $10.145          $10.791
Accumulation unit value at end of period     $12.719          $11.372          $10.145
Number of accumulation units outstanding
 at end of period (in thousands)                   0              171              137
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.527               $-               $-(a)
Accumulation unit value at end of period     $12.436               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 162                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.078          $12.526               $-
Accumulation unit value at end of period     $12.297          $11.078               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.039           $9.932           $9.932
Accumulation unit value at end of period     $12.242          $11.039           $9.932
Number of accumulation units outstanding
 at end of period (in thousands)                  12               80              113


                        APP I-66

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.963           $9.883           $9.883
Accumulation unit value at end of period     $12.133          $10.963           $9.883
Number of accumulation units outstanding
 at end of period (in thousands)                  27               17               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886           $9.834          $12.842
Accumulation unit value at end of period     $12.024          $10.886           $9.834
Number of accumulation units outstanding
 at end of period (in thousands)                  51               57               50
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $12.497          $12.386
Accumulation unit value at end of period     $12.847          $13.099          $12.497
Number of accumulation units outstanding
 at end of period (in thousands)                  44               46               52
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.940               $-               $-(a)
Accumulation unit value at end of period     $12.541               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.729          $12.343               $-
Accumulation unit value at end of period     $12.391          $12.729               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.680          $12.200          $12.200
Accumulation unit value at end of period     $12.331          $12.680          $12.200
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.584          $12.132          $12.132
Accumulation unit value at end of period     $12.213          $12.584          $12.132
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.488          $12.063          $11.794
Accumulation unit value at end of period     $12.096          $12.488          $12.063
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5
JPMORGAN LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.799               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.448               $-               $-(a)
Accumulation unit value at end of period     $12.738               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-67

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.708               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.696               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.672               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.647               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.003          $10.002          $10.002
Accumulation unit value at end of period     $10.004          $10.003          $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.846               $-               $-(a)
Accumulation unit value at end of period      $9.814               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.792           $9.852               $-
Accumulation unit value at end of period      $9.720           $9.792               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  41               48                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.764           $9.846           $9.846
Accumulation unit value at end of period      $9.683           $9.764           $9.846
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.709           $9.810           $9.810
Accumulation unit value at end of period      $9.608           $9.709           $9.810
Number of accumulation units outstanding
 at end of period (in thousands)                  15               14               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.654           $9.774           $9.825
Accumulation unit value at end of period      $9.535           $9.654           $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                  65               74               68


                        APP I-68

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.177          $23.324          $23.420
Accumulation unit value at end of period     $38.703          $26.177          $23.324
Number of accumulation units outstanding
 at end of period (in thousands)                   -               18               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $28.818               $-               $-(a)
Accumulation unit value at end of period     $37.781               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.438          $25.487               $-
Accumulation unit value at end of period     $37.329          $25.438               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.341          $22.771          $22.771
Accumulation unit value at end of period     $37.149          $25.341          $22.771
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.148          $22.643          $22.643
Accumulation unit value at end of period     $36.793          $25.148          $22.643
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $24.956          $22.515          $24.388
Accumulation unit value at end of period     $36.440          $24.956          $22.515
Number of accumulation units outstanding
 at end of period (in thousands)                   8               10               10
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.729          $22.241          $21.936
Accumulation unit value at end of period     $36.396          $26.729          $22.241
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $29.923               $-               $-(a)
Accumulation unit value at end of period     $35.529               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.974          $23.775               $-
Accumulation unit value at end of period     $35.103          $25.974               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.875          $21.714          $21.714
Accumulation unit value at end of period     $34.935          $25.875          $21.714
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0


                        APP I-69

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.678          $21.591          $21.591
Accumulation unit value at end of period     $34.599          $25.678          $21.591
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.483          $21.470          $22.732
Accumulation unit value at end of period     $34.267          $25.483          $21.470
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.019          $10.617               $-
Accumulation unit value at end of period     $11.862          $11.019               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.341               $-               $-(a)
Accumulation unit value at end of period     $11.692               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.864          $10.495               $-
Accumulation unit value at end of period     $11.608          $10.864               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25               29                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844          $10.508               $-
Accumulation unit value at end of period     $11.574          $10.844               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.803          $10.482               $-
Accumulation unit value at end of period     $11.507          $10.803               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.762          $10.457               $-
Accumulation unit value at end of period     $11.441          $10.762               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.088          $10.615               $-
Accumulation unit value at end of period     $12.216          $11.088               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.531               $-               $-(a)
Accumulation unit value at end of period     $12.040               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -


                        APP I-70

                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013            2012            2011
-----------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.932         $10.481              $-
Accumulation unit value at end of period     $11.954         $10.932              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24              23               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.911         $10.505              $-
Accumulation unit value at end of period     $11.919         $10.911              $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               5               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.870         $10.480              $-
Accumulation unit value at end of period     $11.851         $10.870              $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2               4               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.829         $10.454              $-
Accumulation unit value at end of period     $11.782         $10.829              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               1               -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.123         $10.594              $-
Accumulation unit value at end of period     $12.616         $11.123              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36              34               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.700              $-              $-(a)
Accumulation unit value at end of period     $12.435              $-              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.966         $10.452              $-
Accumulation unit value at end of period     $12.346         $10.966              $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7               6               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.946         $10.485              $-
Accumulation unit value at end of period     $12.310         $10.946              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18              14               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.904         $10.459              $-
Accumulation unit value at end of period     $12.239         $10.904              $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               1               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.863         $10.434              $-
Accumulation unit value at end of period     $12.169         $10.863              $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8               4               -


                                    APP I-71

                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013            2012            2011
-----------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045         $10.507              $-
Accumulation unit value at end of period     $12.906         $11.045              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14              13               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.737              $-              $-(a)
Accumulation unit value at end of period     $12.721              $-              $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.890         $10.366              $-
Accumulation unit value at end of period     $12.629         $10.890              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15              20               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.869         $10.399              $-
Accumulation unit value at end of period     $12.593         $10.869              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  45              26               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.828         $10.374              $-
Accumulation unit value at end of period     $12.520         $10.828              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               4               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.788         $10.349              $-
Accumulation unit value at end of period     $12.448         $10.788              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  60              48               -
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.948         $10.400              $-
Accumulation unit value at end of period     $13.103         $10.948              $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101              80               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.729              $-              $-(a)
Accumulation unit value at end of period     $12.915              $-              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10               -               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.794         $10.273              $-
Accumulation unit value at end of period     $12.822         $10.794              $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               4               -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.774         $10.293              $-
Accumulation unit value at end of period     $12.785         $10.774              $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               5               -


                                    APP I-72

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.733          $10.268               $-
Accumulation unit value at end of period     $12.711          $10.733               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.693          $10.243               $-
Accumulation unit value at end of period     $12.638          $10.693               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.926          $10.374               $-
Accumulation unit value at end of period     $13.314          $10.926               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.775               $-               $-(a)
Accumulation unit value at end of period     $13.124               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.772          $10.244               $-
Accumulation unit value at end of period     $13.029          $10.772               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.752          $10.267               $-
Accumulation unit value at end of period     $12.992          $10.752               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.711          $10.242               $-
Accumulation unit value at end of period     $12.917          $10.711               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.671          $10.217               $-
Accumulation unit value at end of period     $12.842          $10.671               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.921          $10.367               $-
Accumulation unit value at end of period     $13.408          $10.921               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  57               47                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.805               $-               $-(a)
Accumulation unit value at end of period     $13.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -


                        APP I-73

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.767          $10.238               $-
Accumulation unit value at end of period     $13.121          $10.767               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.747          $10.260               $-
Accumulation unit value at end of period     $13.083          $10.747               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.707          $10.235               $-
Accumulation unit value at end of period     $13.008          $10.707               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.666          $10.210               $-
Accumulation unit value at end of period     $12.933          $10.666               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1                -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.933          $10.368               $-
Accumulation unit value at end of period     $13.420          $10.933               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.811               $-               $-(a)
Accumulation unit value at end of period     $13.228               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.779          $10.240               $-
Accumulation unit value at end of period     $13.133          $10.779               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.759          $10.261               $-
Accumulation unit value at end of period     $13.095          $10.759               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.719          $10.236               $-
Accumulation unit value at end of period     $13.019          $10.719               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.678          $10.212               $-
Accumulation unit value at end of period     $12.944          $10.678               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                -


                        APP I-74

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.924          $10.369               $-
Accumulation unit value at end of period     $13.409          $10.924               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  86               71                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.799               $-               $-(a)
Accumulation unit value at end of period     $13.217               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.770          $10.242               $-
Accumulation unit value at end of period     $13.122          $10.770               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.750          $10.262               $-
Accumulation unit value at end of period     $13.084          $10.750               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.709          $10.237               $-
Accumulation unit value at end of period     $13.009          $10.709               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.669          $10.212               $-
Accumulation unit value at end of period     $12.934          $10.669               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.642          $10.000               $-
Accumulation unit value at end of period     $13.063          $10.642               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.545               $-               $-(a)
Accumulation unit value at end of period     $12.951               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.584          $10.000               $-
Accumulation unit value at end of period     $12.896          $10.584               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.577          $10.000               $-
Accumulation unit value at end of period     $12.873          $10.577               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-75

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.562          $10.000               $-
Accumulation unit value at end of period     $12.829          $10.562               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.546          $10.000               $-
Accumulation unit value at end of period     $12.785          $10.546               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.013          $10.617               $-
Accumulation unit value at end of period     $11.852          $11.013               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.338               $-               $-(a)
Accumulation unit value at end of period     $11.682               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.858          $10.494               $-
Accumulation unit value at end of period     $11.598          $10.858               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.838          $10.508               $-
Accumulation unit value at end of period     $11.564          $10.838               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.797          $10.482               $-
Accumulation unit value at end of period     $11.498          $10.797               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.756          $10.456               $-
Accumulation unit value at end of period     $11.432          $10.756               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11                -
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.251          $11.333          $11.358
Accumulation unit value at end of period     $17.965          $13.251          $11.333
Number of accumulation units outstanding
 at end of period (in thousands)                  10               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.706               $-               $-(a)
Accumulation unit value at end of period     $17.623               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -


                        APP I-76

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.972          $12.460               $-
Accumulation unit value at end of period     $17.454          $12.972               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.935          $11.157          $11.157
Accumulation unit value at end of period     $17.387          $12.935          $11.157
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.861          $11.116          $11.116
Accumulation unit value at end of period     $17.254          $12.861          $11.116
Number of accumulation units outstanding
 at end of period (in thousands)                  14                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.788          $11.075          $11.558
Accumulation unit value at end of period     $17.122          $12.788          $11.075
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                3
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $35.386          $30.759          $29.447
Accumulation unit value at end of period     $35.035          $35.386          $30.759
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $39.292               $-               $-(a)
Accumulation unit value at end of period     $34.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $34.387          $31.827               $-
Accumulation unit value at end of period     $33.791          $34.387               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $34.256          $30.030          $30.030
Accumulation unit value at end of period     $33.628          $34.256          $30.030
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $33.995          $29.861          $29.861
Accumulation unit value at end of period     $33.306          $33.995          $29.861
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $33.737          $29.693          $31.172
Accumulation unit value at end of period     $32.986          $33.737          $29.693
Number of accumulation units outstanding
 at end of period (in thousands)                   -                2                2


                        APP I-77

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.080          $10.012           $9.994
Accumulation unit value at end of period     $12.128          $11.080          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  67               47                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.869               $-               $-(a)
Accumulation unit value at end of period     $12.357               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 168                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.623          $10.302               $-
Accumulation unit value at end of period     $11.541          $10.623               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  43               52                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.472          $11.366          $11.366
Accumulation unit value at end of period     $13.536          $12.472          $11.366
Number of accumulation units outstanding
 at end of period (in thousands)                  66               62               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.446           $9.539           $9.539
Accumulation unit value at end of period     $11.315          $10.446           $9.539
Number of accumulation units outstanding
 at end of period (in thousands)                  87               63               69
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.150          $11.116          $11.527
Accumulation unit value at end of period     $13.134          $12.150          $11.116
Number of accumulation units outstanding
 at end of period (in thousands)                 183              234              213
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.408           $9.231           $9.238
Accumulation unit value at end of period     $11.807          $10.408           $9.231
Number of accumulation units outstanding
 at end of period (in thousands)                  93               74               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.413               $-               $-(a)
Accumulation unit value at end of period     $12.156               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 182                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.979           $9.661               $-
Accumulation unit value at end of period     $11.236           $9.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  90              149                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.051          $10.780          $10.780
Accumulation unit value at end of period     $13.556          $12.051          $10.780
Number of accumulation units outstanding
 at end of period (in thousands)                 178              137              128


                        APP I-78

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.813           $8.795           $8.795
Accumulation unit value at end of period     $11.016           $9.813           $8.795
Number of accumulation units outstanding
 at end of period (in thousands)                 112              110               85
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.740          $10.543          $11.165
Accumulation unit value at end of period     $13.153          $11.740          $10.543
Number of accumulation units outstanding
 at end of period (in thousands)                 220              203              152
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.841           $8.601           $8.617
Accumulation unit value at end of period     $11.484           $9.841           $8.601
Number of accumulation units outstanding
 at end of period (in thousands)                  90               81               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.988               $-               $-(a)
Accumulation unit value at end of period     $11.924               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 260                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.435           $9.119               $-
Accumulation unit value at end of period     $10.928           $9.435               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  97               90                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.671          $10.288          $10.288
Accumulation unit value at end of period     $13.505          $11.671          $10.288
Number of accumulation units outstanding
 at end of period (in thousands)                 116               89               79
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.278           $8.195           $8.195
Accumulation unit value at end of period     $10.714           $9.278           $8.195
Number of accumulation units outstanding
 at end of period (in thousands)                  82               64               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.369          $10.062          $10.835
Accumulation unit value at end of period     $13.103          $11.369          $10.062
Number of accumulation units outstanding
 at end of period (in thousands)                 178              176              149
LIFEPATH 2055 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.274          $10.000               $-
Accumulation unit value at end of period     $13.609          $11.274               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.166               $-               $-(a)
Accumulation unit value at end of period     $13.476               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -


                        APP I-79

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.193          $10.000               $-
Accumulation unit value at end of period     $13.410          $11.193               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.182          $10.000               $-
Accumulation unit value at end of period     $13.383          $11.182               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.160          $10.000               $-
Accumulation unit value at end of period     $13.331          $11.160               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.139          $10.000               $-
Accumulation unit value at end of period     $13.278          $11.139               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
LIFEPATH(R) 2025 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.956          $10.000               $-
Accumulation unit value at end of period     $12.218          $10.956               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.491               $-               $-(a)
Accumulation unit value at end of period     $12.099               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.877          $10.000               $-
Accumulation unit value at end of period     $12.039          $10.877               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.866          $10.000               $-
Accumulation unit value at end of period     $12.016          $10.866               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.845          $10.000               $-
Accumulation unit value at end of period     $11.968          $10.845               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.000               $-
Accumulation unit value at end of period     $11.921          $10.824               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                0                -


                        APP I-80

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
LIFEPATH(R) 2035 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.085          $10.000               $-
Accumulation unit value at end of period     $12.756          $11.085               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.750               $-               $-(a)
Accumulation unit value at end of period     $12.631               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.005          $10.000               $-
Accumulation unit value at end of period     $12.569          $11.005               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.994          $10.000               $-
Accumulation unit value at end of period     $12.545          $10.994               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.973          $10.000               $-
Accumulation unit value at end of period     $12.496          $10.973               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.952          $10.000               $-
Accumulation unit value at end of period     $12.446          $10.952               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
LIFEPATH(R) 2045 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.204          $10.000               $-
Accumulation unit value at end of period     $13.240          $11.204               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.994               $-               $-(a)
Accumulation unit value at end of period     $13.111               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.123          $10.000               $-
Accumulation unit value at end of period     $13.046          $11.123               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.113          $10.000               $-
Accumulation unit value at end of period     $13.021          $11.113               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-81

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.091          $10.000               $-
Accumulation unit value at end of period     $12.970          $11.091               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-
Accumulation unit value at end of period     $12.919          $11.070               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.884          $11.126          $11.169
Accumulation unit value at end of period     $15.401          $12.884          $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.713               $-               $-(a)
Accumulation unit value at end of period     $15.107               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.612          $12.180               $-
Accumulation unit value at end of period     $14.963          $12.612               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.576          $10.953          $10.953
Accumulation unit value at end of period     $14.905          $12.576          $10.953
Number of accumulation units outstanding
 at end of period (in thousands)                   5                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.504          $10.912          $10.912
Accumulation unit value at end of period     $14.791          $12.504          $10.912
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.433          $10.872          $11.880
Accumulation unit value at end of period     $14.678          $12.433          $10.872
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18                6
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.354          $11.390          $11.348
Accumulation unit value at end of period     $13.088          $12.354          $11.390
Number of accumulation units outstanding
 at end of period (in thousands)                  39               48                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.550               $-               $-(a)
Accumulation unit value at end of period     $12.801               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  16                -                -


                        APP I-82

                                         YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                       2013             2012             2011
--------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.75%
Accumulation unit value at
 beginning of period              $11.845          $11.513               $-
Accumulation unit value at
 end of period                    $12.455          $11.845               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         7                8                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.85%
Accumulation unit value at
 beginning of period              $13.174          $12.249          $12.249
Accumulation unit value at
 end of period                    $13.838          $13.174          $12.249
Number of accumulation units
 outstanding at end of period
 (in thousands)                        12               18               13
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 1.05%
Accumulation unit value at
 beginning of period              $11.648          $10.852          $10.852
Accumulation unit value at
 end of period                    $12.210          $11.648          $10.852
Number of accumulation units
 outstanding at end of period
 (in thousands)                        16               12               10
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 1.25%
Accumulation unit value at
 beginning of period              $12.833          $11.981          $12.152
Accumulation unit value at
 end of period                    $13.426          $12.833          $11.981
Number of accumulation units
 outstanding at end of period
 (in thousands)                        49               58               67
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.00%
Accumulation unit value at
 beginning of period              $13.291          $12.026          $12.368
Accumulation unit value at
 end of period                    $16.845          $13.291          $12.026
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.50%
Accumulation unit value at
 beginning of period              $13.915               $-               $-(a)
Accumulation unit value at
 end of period                    $16.524               $-               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.75%
Accumulation unit value at
 beginning of period              $13.010          $13.026               $-
Accumulation unit value at
 end of period                    $16.366          $13.010               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.85%
Accumulation unit value at
 beginning of period              $12.973          $11.838          $11.838
Accumulation unit value at
 end of period                    $16.303          $12.973          $11.838
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 1.05%
Accumulation unit value at
 beginning of period              $12.900          $11.795          $11.795
Accumulation unit value at
 end of period                    $16.178          $12.900          $11.795
Number of accumulation units
 outstanding at end of period
 (in thousands)                        12                5                1
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 1.25%
Accumulation unit value at
 beginning of period              $12.826          $11.751          $12.128
Accumulation unit value at
 end of period                    $16.054          $12.826          $11.751
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -


                        APP I-83

                                         YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                       2013             2012             2011
--------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.00%
Accumulation unit value at
 beginning of period              $13.518          $12.068          $12.174
Accumulation unit value at
 end of period                    $18.060          $13.518          $12.068
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.50%
Accumulation unit value at
 beginning of period              $15.022               $-               $-(a)
Accumulation unit value at
 end of period                    $17.716               $-               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.75%
Accumulation unit value at
 beginning of period              $13.232          $12.953               $-
Accumulation unit value at
 end of period                    $17.547          $13.232               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.85%
Accumulation unit value at
 beginning of period              $13.195          $11.881          $11.881
Accumulation unit value at
 end of period                    $17.479          $13.195          $11.881
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 1.05%
Accumulation unit value at
 beginning of period              $13.120          $11.837          $11.837
Accumulation unit value at
 end of period                    $17.345          $13.120          $11.837
Number of accumulation units
 outstanding at end of period
 (in thousands)                         9                2                1
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 1.25%
Accumulation unit value at
 beginning of period              $13.045          $11.793          $11.968
Accumulation unit value at
 end of period                    $17.213          $13.045          $11.793
Number of accumulation units
 outstanding at end of period
 (in thousands)                         4                3                3
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.00%
Accumulation unit value at
 beginning of period              $18.757          $16.391          $16.227
Accumulation unit value at
 end of period                    $19.758          $18.757          $16.391
Number of accumulation units
 outstanding at end of period
 (in thousands)                         5                6                7
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.50%
Accumulation unit value at
 beginning of period              $19.252               $-               $-(a)
Accumulation unit value at
 end of period                    $19.287               $-               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         9                -                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.75%
Accumulation unit value at
 beginning of period              $18.227          $17.086               $-
Accumulation unit value at
 end of period                    $19.056          $18.227               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         3                2                -
PROGRAM AND ADMINISTRATIVE
 CHARGE -- 0.85%
Accumulation unit value at
 beginning of period              $18.157          $16.003          $16.003
Accumulation unit value at
 end of period                    $18.964          $18.157          $16.003
Number of accumulation units
 outstanding at end of period
 (in thousands)                         0                0                0


                                    APP I-84

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.019          $15.913          $15.913
Accumulation unit value at end of period     $18.782          $18.019          $15.913
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.882          $15.823          $16.588
Accumulation unit value at end of period     $18.602          $17.882          $15.823
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               10
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.955           $7.726           $7.638
Accumulation unit value at end of period     $11.834           $8.955           $7.726
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.827               $-               $-(a)
Accumulation unit value at end of period     $11.449               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.586           $8.247               $-
Accumulation unit value at end of period     $11.262           $8.586               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.408           $9.057           $9.057
Accumulation unit value at end of period     $13.638          $10.408           $9.057
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.442           $7.361           $7.361
Accumulation unit value at end of period     $11.041           $8.442           $7.361
Number of accumulation units outstanding
 at end of period (in thousands)                  31               26               30
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.139           $8.858           $9.532
Accumulation unit value at end of period     $13.233          $10.139           $8.858
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               25
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.697           $9.303           $9.283
Accumulation unit value at end of period     $13.416          $10.697           $9.303
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.511               $-               $-(a)
Accumulation unit value at end of period     $12.989               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-85

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.264          $10.075               $-
Accumulation unit value at end of period     $12.781          $10.264               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.207           $8.953           $8.953
Accumulation unit value at end of period     $12.698          $10.207           $8.953
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.096           $8.873           $8.873
Accumulation unit value at end of period     $12.535          $10.096           $8.873
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $8.793           $9.426
Accumulation unit value at end of period     $12.374           $9.985           $8.793
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11               10
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.099          $11.866          $12.168
Accumulation unit value at end of period     $20.591          $13.099          $11.866
Number of accumulation units outstanding
 at end of period (in thousands)                  40               45               47
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.319               $-               $-(a)
Accumulation unit value at end of period     $19.932               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.569          $12.665               $-
Accumulation unit value at end of period     $19.610          $12.569               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.500          $11.420          $11.420
Accumulation unit value at end of period     $19.483          $12.500          $11.420
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.363          $11.318          $11.318
Accumulation unit value at end of period     $19.231          $12.363          $11.318
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.228          $11.216          $12.440
Accumulation unit value at end of period     $18.982          $12.228          $11.216
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                8


                                    APP I-86

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.921          $14.377          $14.496
Accumulation unit value at end of period     $21.753          $15.921          $14.377
Number of accumulation units outstanding
 at end of period (in thousands)                  42               50               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.700               $-               $-(a)
Accumulation unit value at end of period     $29.197               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $34.396          $34.560               $-
Accumulation unit value at end of period     $46.645          $34.396               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.981          $10.001          $10.001
Accumulation unit value at end of period     $14.877          $10.981          $10.001
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.065          $12.835          $12.835
Accumulation unit value at end of period     $19.016          $14.065          $12.835
Number of accumulation units outstanding
 at end of period (in thousands)                  40               39               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.861          $13.589          $14.483
Accumulation unit value at end of period     $20.053          $14.861          $13.589
Number of accumulation units outstanding
 at end of period (in thousands)                  30               43               42
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.320          $10.825          $11.326
Accumulation unit value at end of period     $16.887          $12.320          $10.825
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.354               $-               $-(a)
Accumulation unit value at end of period     $16.347               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.821          $12.229               $-
Accumulation unit value at end of period     $16.083          $11.821               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.756          $10.418          $10.418
Accumulation unit value at end of period     $15.979          $11.756          $10.418
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-87

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.627          $10.324          $10.324
Accumulation unit value at end of period     $15.772          $11.627          $10.324
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.500          $10.232          $11.727
Accumulation unit value at end of period     $15.568          $11.500          $10.232
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                5
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.433           $7.355           $7.570
Accumulation unit value at end of period     $10.312           $8.433           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.917               $-               $-(a)
Accumulation unit value at end of period      $9.977               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.085           $8.030               $-
Accumulation unit value at end of period      $9.814           $8.085               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.036           $9.708           $9.708
Accumulation unit value at end of period     $13.382          $11.036           $9.708
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.950           $7.008           $7.008
Accumulation unit value at end of period      $9.621           $7.950           $7.008
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.751           $9.495          $11.364
Accumulation unit value at end of period     $12.984          $10.751           $9.495
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                4
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.982          $13.904          $13.738
Accumulation unit value at end of period     $14.772          $14.982          $13.904
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.780               $-               $-(a)
Accumulation unit value at end of period     $14.300               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-88

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.375          $13.680               $-
Accumulation unit value at end of period     $14.069          $14.375               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.296          $13.381          $13.381
Accumulation unit value at end of period     $13.978          $14.296          $13.381
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.140          $13.261          $13.261
Accumulation unit value at end of period     $13.797          $14.140          $13.261
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.985          $13.142          $12.912
Accumulation unit value at end of period     $13.618          $13.985          $13.142
Number of accumulation units outstanding
 at end of period (in thousands)                  22               29               23
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.850          $11.710          $11.819
Accumulation unit value at end of period     $17.488          $12.850          $11.710
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.409               $-               $-(a)
Accumulation unit value at end of period     $17.155               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  30                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.578          $12.565               $-
Accumulation unit value at end of period     $16.991          $12.578               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.542          $11.528          $11.528
Accumulation unit value at end of period     $16.926          $12.542          $11.528
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.471          $11.485          $11.485
Accumulation unit value at end of period     $16.796          $12.471          $11.485
Number of accumulation units outstanding
 at end of period (in thousands)                  34                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.400          $11.443          $12.300
Accumulation unit value at end of period     $16.668          $12.400          $11.443
Number of accumulation units outstanding
 at end of period (in thousands)                  53                8                3


                        APP I-89

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.188          $17.778          $17.856
Accumulation unit value at end of period     $27.940          $21.188          $17.778
Number of accumulation units outstanding
 at end of period (in thousands)                  29               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.087               $-               $-(a)
Accumulation unit value at end of period     $27.274               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.590          $19.304               $-
Accumulation unit value at end of period     $26.948          $20.590               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.511          $17.357          $17.357
Accumulation unit value at end of period     $26.818          $20.511          $17.357
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.355          $17.259          $17.259
Accumulation unit value at end of period     $26.561          $20.355          $17.259
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.200          $17.162          $18.271
Accumulation unit value at end of period     $26.306          $20.200          $17.162
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                4
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.884          $11.681          $11.507
Accumulation unit value at end of period     $12.984          $13.884          $11.681
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.745               $-               $-(a)
Accumulation unit value at end of period     $12.737               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.591          $12.213               $-
Accumulation unit value at end of period     $12.615          $13.591               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.552          $11.499          $11.499
Accumulation unit value at end of period     $12.567          $13.552          $11.499
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -


                        APP I-90

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.475          $11.457          $11.457
Accumulation unit value at end of period     $12.471          $13.475          $11.457
Number of accumulation units outstanding
 at end of period (in thousands)                   6                8                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.399          $11.415          $11.522
Accumulation unit value at end of period     $12.375          $13.399          $11.415
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.652          $12.393          $12.308
Accumulation unit value at end of period     $12.278          $12.652          $12.393
Number of accumulation units outstanding
 at end of period (in thousands)                 187              141                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.384               $-               $-(a)
Accumulation unit value at end of period     $11.935               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  55                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.217          $12.038               $-
Accumulation unit value at end of period     $11.767          $12.217               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               23                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.160          $12.013          $12.013
Accumulation unit value at end of period     $11.701          $12.160          $12.013
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.047          $11.925          $11.925
Accumulation unit value at end of period     $11.569          $12.047          $11.925
Number of accumulation units outstanding
 at end of period (in thousands)                  48               36               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.935          $11.838          $11.486
Accumulation unit value at end of period     $11.438          $11.935          $11.838
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               64
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.153           $9.522           $9.704
Accumulation unit value at end of period     $15.202          $11.153           $9.522
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.157               $-               $-(a)
Accumulation unit value at end of period     $15.013               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-91

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.028          $10.601               $-
Accumulation unit value at end of period     $14.920          $11.028               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.011           $9.482           $9.482
Accumulation unit value at end of period     $14.882          $11.011           $9.482
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.978           $9.472           $9.472
Accumulation unit value at end of period     $14.808          $10.978           $9.472
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.945           $9.462           $9.988
Accumulation unit value at end of period     $14.734          $10.945           $9.462
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                0
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.927          $10.824          $11.102
Accumulation unit value at end of period     $14.681          $12.927          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.593               $-               $-(a)
Accumulation unit value at end of period     $14.402               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.654          $12.106               $-
Accumulation unit value at end of period     $14.264          $12.654               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.618          $10.656          $10.656
Accumulation unit value at end of period     $14.209          $12.618          $10.656
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.546          $10.616          $10.616
Accumulation unit value at end of period     $14.100          $12.546          $10.616
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.475          $10.577          $12.220
Accumulation unit value at end of period     $13.992          $12.475          $10.577
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1


                                    APP I-92

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.511          $17.717          $17.740
Accumulation unit value at end of period     $26.125          $20.511          $17.717
Number of accumulation units outstanding
 at end of period (in thousands)                  81               59               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.075               $-               $-(a)
Accumulation unit value at end of period     $25.502               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.932          $18.576               $-
Accumulation unit value at end of period     $25.197          $19.932               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.856          $17.296          $17.296
Accumulation unit value at end of period     $25.076          $19.856          $17.296
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.704          $17.199          $17.199
Accumulation unit value at end of period     $24.835          $19.704          $17.199
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.554          $17.102          $18.773
Accumulation unit value at end of period     $24.597          $19.554          $17.102
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.204           $9.839               $-
Accumulation unit value at end of period     $14.373          $10.204               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               34                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.297               $-               $-(a)
Accumulation unit value at end of period     $14.167               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.061           $9.737               $-
Accumulation unit value at end of period     $14.065          $10.061               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.042           $9.737               $-
Accumulation unit value at end of period     $14.024          $10.042               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-93

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.004           $9.713               $-
Accumulation unit value at end of period     $13.943          $10.004               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.966           $9.690               $-
Accumulation unit value at end of period     $13.863           $9.966               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                -
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.334          $13.345          $13.181
Accumulation unit value at end of period     $14.171          $14.334          $13.345
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.072               $-               $-(a)
Accumulation unit value at end of period     $13.710               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.744          $13.112               $-
Accumulation unit value at end of period     $13.485          $13.744               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.460          $13.577          $13.577
Accumulation unit value at end of period     $14.173          $14.460          $13.577
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.515          $12.715          $12.715
Accumulation unit value at end of period     $13.221          $13.515          $12.715
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.088          $13.281          $13.126
Accumulation unit value at end of period     $13.754          $14.088          $13.281
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.918           $7.645           $7.811
Accumulation unit value at end of period     $10.581           $8.918           $7.645
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.440               $-               $-(a)
Accumulation unit value at end of period     $10.285               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48                -                -


                                    APP I-94

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.611           $8.267               $-
Accumulation unit value at end of period     $10.140           $8.611               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33               63                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.571           $7.410           $7.410
Accumulation unit value at end of period     $10.083           $8.571           $7.410
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.491           $7.355           $7.355
Accumulation unit value at end of period      $9.969           $8.491           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                  39               35               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.412           $7.301           $8.657
Accumulation unit value at end of period      $9.857           $8.412           $7.301
Number of accumulation units outstanding
 at end of period (in thousands)                  66               60               49
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.256          $10.112          $10.056
Accumulation unit value at end of period     $13.379          $11.256          $10.112
Number of accumulation units outstanding
 at end of period (in thousands)                  60               60               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.908               $-               $-(a)
Accumulation unit value at end of period     $12.944               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.792          $10.347               $-
Accumulation unit value at end of period     $12.732          $10.792               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.485          $11.312          $11.312
Accumulation unit value at end of period     $14.714          $12.485          $11.312
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.612           $9.634           $9.634
Accumulation unit value at end of period     $12.482          $10.612           $9.634
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.165          $11.065          $11.268
Accumulation unit value at end of period     $14.279          $12.165          $11.065
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               28


                        APP I-95

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.125          $10.697          $10.571
Accumulation unit value at end of period     $14.571          $12.125          $10.697
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.489               $-               $-(a)
Accumulation unit value at end of period     $14.098               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.625          $10.877               $-
Accumulation unit value at end of period     $13.866          $11.625               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               32                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.885          $14.134          $14.134
Accumulation unit value at end of period     $18.929          $15.885          $14.134
Number of accumulation units outstanding
 at end of period (in thousands)                   9               21               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.431          $10.191          $10.191
Accumulation unit value at end of period     $13.594          $11.431          $10.191
Number of accumulation units outstanding
 at end of period (in thousands)                   9               13                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.485          $13.833          $14.249
Accumulation unit value at end of period     $18.378          $15.485          $13.833
Number of accumulation units outstanding
 at end of period (in thousands)                  34               33               31
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.507           $9.047           $8.993
Accumulation unit value at end of period     $14.237          $10.507           $9.047
Number of accumulation units outstanding
 at end of period (in thousands)                 217              208              114
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.710               $-               $-(a)
Accumulation unit value at end of period     $13.772               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.859           $9.351               $-
Accumulation unit value at end of period     $13.261           $9.859               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               26                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.014           $8.697           $8.697
Accumulation unit value at end of period     $13.455          $10.014           $8.697
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               33


                                    APP I-96

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
----------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $9.695            $8.437            $8.437
Accumulation unit value at end of period      $13.000            $9.695            $8.437
Number of accumulation units outstanding
 at end of period (in thousands)                   58                40                24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $9.791            $8.537            $8.805
Accumulation unit value at end of period      $13.102            $9.791            $8.537
Number of accumulation units outstanding
 at end of period (in thousands)                   48                58                52
MSIF OPPORTUNITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $13.344           $14.230                $-
Accumulation unit value at end of period      $19.147           $13.344                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $13.741                $-                $-(a)
Accumulation unit value at end of period      $18.807                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    1                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $13.088           $13.502                $-
Accumulation unit value at end of period      $18.640           $13.088                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    0                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $13.054           $14.000                $-
Accumulation unit value at end of period      $18.573           $13.054                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    6                 5                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $12.987           $13.946                $-
Accumulation unit value at end of period      $18.440           $12.987                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 0                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $12.920           $13.893                $-
Accumulation unit value at end of period      $18.309           $12.920                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    1                 1                 -
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $32.718           $28.273           $28.764
Accumulation unit value at end of period      $43.640           $32.718           $28.273
Number of accumulation units outstanding
 at end of period (in thousands)                    1                 2                 2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $16.110                $-                $-(a)
Accumulation unit value at end of period      $18.817                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    0                 -                 -


                        APP I-97

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
----------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $22.983           $22.446                $-
Accumulation unit value at end of period      $30.426           $22.983                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $13.813           $12.038           $12.038
Accumulation unit value at end of period      $18.268           $13.813           $12.038
Number of accumulation units outstanding
 at end of period (in thousands)                   28                28                29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $22.721           $19.841           $19.841
Accumulation unit value at end of period      $29.989           $22.721           $19.841
Number of accumulation units outstanding
 at end of period (in thousands)                    0                 2                 2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $13.542           $11.849           $12.775
Accumulation unit value at end of period      $17.839           $13.542           $11.849
Number of accumulation units outstanding
 at end of period (in thousands)                    6                 5                 5
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                        $9.031            $7.779            $7.709
Accumulation unit value at end of period      $11.623            $9.031            $7.779
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $10.163                $-                $-(a)
Accumulation unit value at end of period      $11.752                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    2                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                        $9.194            $8.738                $-
Accumulation unit value at end of period      $11.744            $9.194                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   23                20                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $10.812            $9.392            $9.392
Accumulation unit value at end of period      $13.797           $10.812            $9.392
Number of accumulation units outstanding
 at end of period (in thousands)                   15                16                15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $8.514            $7.411            $7.411
Accumulation unit value at end of period      $10.843            $8.514            $7.411
Number of accumulation units outstanding
 at end of period (in thousands)                   17                12                22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $10.532            $9.186            $9.727
Accumulation unit value at end of period      $13.386           $10.532            $9.186
Number of accumulation units outstanding
 at end of period (in thousands)                   28                34                33


                                    APP I-98

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.703           $9.444           $9.350
Accumulation unit value at end of period     $13.407          $10.703           $9.444
Number of accumulation units outstanding
 at end of period (in thousands)                 165              157              103
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.434               $-               $-(a)
Accumulation unit value at end of period     $12.972               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 155                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.262           $9.763               $-
Accumulation unit value at end of period     $12.759          $10.262               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 101              103                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.874           $9.676           $9.676
Accumulation unit value at end of period     $13.506          $10.874           $9.676
Number of accumulation units outstanding
 at end of period (in thousands)                   2               10               30
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.091           $8.998           $8.998
Accumulation unit value at end of period     $12.509          $10.091           $8.998
Number of accumulation units outstanding
 at end of period (in thousands)                 153               99               56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.673           $9.535          $10.075
Accumulation unit value at end of period     $13.203          $10.673           $9.535
Number of accumulation units outstanding
 at end of period (in thousands)                 171              214              221
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.121          $14.920          $14.690
Accumulation unit value at end of period     $21.870          $17.121          $14.920
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.045               $-               $-(a)
Accumulation unit value at end of period     $20.609               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  62                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.968           $8.515               $-
Accumulation unit value at end of period     $11.370           $8.968               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.620          $13.728          $13.728
Accumulation unit value at end of period     $19.784          $15.620          $13.728
Number of accumulation units outstanding
 at end of period (in thousands)                  49              109              108


                        APP I-99

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.818           $7.766           $7.766
Accumulation unit value at end of period     $11.147           $8.818           $7.766
Number of accumulation units outstanding
 at end of period (in thousands)                  28               19                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.944          $13.187          $13.806
Accumulation unit value at end of period     $18.853          $14.944          $13.187
Number of accumulation units outstanding
 at end of period (in thousands)                  38               45               45
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.968          $11.708          $11.776
Accumulation unit value at end of period     $17.879          $12.968          $11.708
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.671               $-               $-(a)
Accumulation unit value at end of period     $17.539               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.694          $12.458               $-
Accumulation unit value at end of period     $17.371          $12.694               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.658          $11.526          $11.526
Accumulation unit value at end of period     $17.304          $12.658          $11.526
Number of accumulation units outstanding
 at end of period (in thousands)                   3               11                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.586          $11.483          $11.483
Accumulation unit value at end of period     $17.172          $12.586          $11.483
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.515          $11.441          $12.204
Accumulation unit value at end of period     $17.040          $12.515          $11.441
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                4
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.502          $11.711          $11.591
Accumulation unit value at end of period     $17.747          $13.502          $11.711
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.941               $-               $-(a)
Accumulation unit value at end of period     $17.409               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -


                                    APP I-100

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.217          $12.632               $-
Accumulation unit value at end of period     $17.242          $13.217               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.179          $11.528          $11.528
Accumulation unit value at end of period     $17.176          $13.179          $11.528
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.104          $11.486          $11.486
Accumulation unit value at end of period     $17.044          $13.104          $11.486
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.030          $11.444          $11.723
Accumulation unit value at end of period     $16.914          $13.030          $11.444
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                0
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.435          $12.571          $13.052
Accumulation unit value at end of period     $19.707          $14.435          $12.571
Number of accumulation units outstanding
 at end of period (in thousands)                  12               16               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.571               $-               $-(a)
Accumulation unit value at end of period     $19.331               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.130          $14.176               $-
Accumulation unit value at end of period     $19.147          $14.130               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.090          $12.375          $12.375
Accumulation unit value at end of period     $19.073          $14.090          $12.375
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.010          $12.329          $12.329
Accumulation unit value at end of period     $18.927          $14.010          $12.329
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.931          $12.284          $13.798
Accumulation unit value at end of period     $18.782          $13.931          $12.284
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                1


                        APP I-101

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.190          $12.101          $12.155
Accumulation unit value at end of period     $18.808          $14.190          $12.101
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.902               $-               $-(a)
Accumulation unit value at end of period     $18.450               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.890          $13.381               $-
Accumulation unit value at end of period     $18.274          $13.890               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               22                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.851          $11.913          $11.913
Accumulation unit value at end of period     $18.204          $13.851          $11.913
Number of accumulation units outstanding
 at end of period (in thousands)                  34               40               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.772          $11.869          $11.869
Accumulation unit value at end of period     $18.064          $13.772          $11.869
Number of accumulation units outstanding
 at end of period (in thousands)                  25               19                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.694          $11.825          $12.704
Accumulation unit value at end of period     $17.926          $13.694          $11.825
Number of accumulation units outstanding
 at end of period (in thousands)                  35               27               13
NUVEEN SANTA BARBARA DIVIDEND GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.074               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.607               $-               $-(a)
Accumulation unit value at end of period     $12.016               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $11.988               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $11.976               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                                    APP I-102

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $11.953               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $11.931               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.628          $10.152               $-
Accumulation unit value at end of period     $14.668          $10.628               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.752               $-               $-(a)
Accumulation unit value at end of period     $14.458               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.478          $10.037               $-
Accumulation unit value at end of period     $14.354          $10.478               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.458          $10.047               $-
Accumulation unit value at end of period     $14.313          $10.458               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.419          $10.023               $-
Accumulation unit value at end of period     $14.231          $10.419               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.380           $9.998               $-
Accumulation unit value at end of period     $14.149          $10.380               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.712          $12.234          $11.807
Accumulation unit value at end of period     $18.089          $13.712          $12.234
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.573               $-               $-(a)
Accumulation unit value at end of period     $17.744               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-103

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.422          $13.313               $-
Accumulation unit value at end of period     $17.575          $13.422               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.384          $12.044          $12.044
Accumulation unit value at end of period     $17.507          $13.384          $12.044
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.308          $11.999          $11.999
Accumulation unit value at end of period     $17.373          $13.308          $11.999
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.232          $11.955          $12.435
Accumulation unit value at end of period     $17.240          $13.232          $11.955
Number of accumulation units outstanding
 at end of period (in thousands)                   0                2                1
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.493           $8.283               $-
Accumulation unit value at end of period     $10.330           $8.493               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.853               $-               $-(a)
Accumulation unit value at end of period     $10.182               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.374           $8.993               $-
Accumulation unit value at end of period     $10.109           $8.374               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.358           $8.197               $-
Accumulation unit value at end of period     $10.080           $8.358               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.327           $8.177               $-
Accumulation unit value at end of period     $10.022           $8.327               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.295           $8.157               $-
Accumulation unit value at end of period      $9.964           $8.295               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -


                                    APP I-104

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $75.515          $62.487          $64.852
Accumulation unit value at end of period     $81.824          $75.515          $62.487
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $60.256               $-               $-(a)
Accumulation unit value at end of period     $64.216               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.975          $12.518               $-
Accumulation unit value at end of period     $13.954          $12.975               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  48               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $57.578          $48.051          $48.051
Accumulation unit value at end of period     $61.861          $57.578          $48.051
Number of accumulation units outstanding
 at end of period (in thousands)                   8                9                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.865          $10.758          $10.758
Accumulation unit value at end of period     $13.794          $12.865          $10.758
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $55.391          $46.411          $55.372
Accumulation unit value at end of period     $59.274          $55.391          $46.411
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12                8
OPPENHEIMER EQUITY INCOME FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.364          $10.000               $-
Accumulation unit value at end of period     $14.958          $11.364               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.918               $-               $-(a)
Accumulation unit value at end of period     $14.812               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.282          $10.000               $-
Accumulation unit value at end of period     $14.739          $11.282               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.271          $10.000               $-
Accumulation unit value at end of period     $14.710          $11.271               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-105

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.249          $10.000               $-
Accumulation unit value at end of period     $14.653          $11.249               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.228          $10.000               $-
Accumulation unit value at end of period     $14.595          $11.228               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $91.212          $75.539          $76.962
Accumulation unit value at end of period    $115.632          $91.212          $75.539
Number of accumulation units outstanding
 at end of period (in thousands)                  12               12                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.033               $-               $-(a)
Accumulation unit value at end of period     $24.007               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                 102                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.808           $9.105               $-
Accumulation unit value at end of period     $12.341           $9.808               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.424          $15.388          $15.388
Accumulation unit value at end of period     $23.159          $18.424          $15.388
Number of accumulation units outstanding
 at end of period (in thousands)                  20               60               65
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.644           $8.071           $8.071
Accumulation unit value at end of period     $12.098           $9.644           $8.071
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.541          $14.710          $16.750
Accumulation unit value at end of period     $21.961          $17.541          $14.710
Number of accumulation units outstanding
 at end of period (in thousands)                  33               31               31
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.227          $12.523          $12.398
Accumulation unit value at end of period     $14.163          $14.227          $12.523
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.230               $-               $-(a)
Accumulation unit value at end of period     $13.710               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -


                                    APP I-106

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.652          $12.716               $-
Accumulation unit value at end of period     $13.488          $13.652               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.071          $13.379          $13.379
Accumulation unit value at end of period     $14.876          $15.071          $13.379
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.428          $11.944          $11.944
Accumulation unit value at end of period     $13.228          $13.428          $11.944
Number of accumulation units outstanding
 at end of period (in thousands)                  23               12                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.681          $13.084          $13.764
Accumulation unit value at end of period     $14.433          $14.681          $13.084
Number of accumulation units outstanding
 at end of period (in thousands)                  13               18               11
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.455          $14.809          $17.234
Accumulation unit value at end of period      $7.020          $13.455          $14.809
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.469               $-               $-(a)
Accumulation unit value at end of period      $6.792               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.902          $15.932               $-
Accumulation unit value at end of period      $6.681          $12.902               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.630          $21.789          $21.789
Accumulation unit value at end of period     $10.155          $19.630          $21.789
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.686          $14.110          $14.110
Accumulation unit value at end of period      $6.550          $12.686          $14.110
Number of accumulation units outstanding
 at end of period (in thousands)                  23               25               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.123          $21.311          $27.262
Accumulation unit value at end of period      $9.853          $19.123          $21.311
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               30


                        APP I-107

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.450          $13.006          $12.948
Accumulation unit value at end of period     $13.808          $14.450          $13.006
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.230               $-               $-(a)
Accumulation unit value at end of period     $13.359               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  75                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.855          $13.020               $-
Accumulation unit value at end of period     $13.140          $13.855               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  44               59                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.739          $14.287          $14.287
Accumulation unit value at end of period     $14.911          $15.739          $14.287
Number of accumulation units outstanding
 at end of period (in thousands)                  29               37               47
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.624          $12.392          $12.392
Accumulation unit value at end of period     $12.882          $13.624          $12.392
Number of accumulation units outstanding
 at end of period (in thousands)                  81               55               55
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.331          $13.972          $14.950
Accumulation unit value at end of period     $14.467          $15.331          $13.972
Number of accumulation units outstanding
 at end of period (in thousands)                  83              113              120
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.891          $10.000               $-
Accumulation unit value at end of period     $14.796          $11.891               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.843               $-               $-(a)
Accumulation unit value at end of period     $14.651               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.806          $10.000               $-
Accumulation unit value at end of period     $14.579          $11.806               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.794          $10.000               $-
Accumulation unit value at end of period     $14.551          $11.794               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                                    APP I-108

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.771          $10.000               $-
Accumulation unit value at end of period     $14.494          $11.771               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.749          $10.000               $-
Accumulation unit value at end of period     $14.437          $11.749               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.366           $8.524           $8.699
Accumulation unit value at end of period     $12.969          $10.366           $8.524
Number of accumulation units outstanding
 at end of period (in thousands)                 221                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.883               $-               $-(a)
Accumulation unit value at end of period     $12.505               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.939           $9.258               $-
Accumulation unit value at end of period     $12.342           $9.939               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4               17                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.594          $12.102          $12.102
Accumulation unit value at end of period     $18.104          $14.594          $12.102
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.773           $8.121           $8.121
Accumulation unit value at end of period     $12.100           $9.773           $8.121
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.216          $11.836          $13.614
Accumulation unit value at end of period     $17.565          $14.216          $11.836
Number of accumulation units outstanding
 at end of period (in thousands)                  11               14               11
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.178           $8.777           $8.582
Accumulation unit value at end of period     $13.149          $10.178           $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.719               $-               $-(a)
Accumulation unit value at end of period     $12.722               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  26                -                -


                        APP I-109

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.759           $9.454               $-
Accumulation unit value at end of period     $12.514           $9.759               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.187          $10.599          $10.599
Accumulation unit value at end of period     $15.612          $12.187          $10.599
Number of accumulation units outstanding
 at end of period (in thousands)                  15               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.596           $8.362           $8.362
Accumulation unit value at end of period     $12.268           $9.596           $8.362
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $10.366          $10.526
Accumulation unit value at end of period     $15.148          $11.872          $10.366
Number of accumulation units outstanding
 at end of period (in thousands)                  15               16               25
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.551           $9.036           $9.032
Accumulation unit value at end of period     $14.075          $10.551           $9.036
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.450               $-               $-(a)
Accumulation unit value at end of period     $13.617               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.116           $9.878               $-
Accumulation unit value at end of period     $13.394          $10.116               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.012          $10.375          $10.375
Accumulation unit value at end of period     $15.889          $12.012          $10.375
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.948           $8.609           $8.609
Accumulation unit value at end of period     $13.131           $9.948           $8.609
Number of accumulation units outstanding
 at end of period (in thousands)                  27               36               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.701          $10.147          $10.770
Accumulation unit value at end of period     $15.415          $11.701          $10.147
Number of accumulation units outstanding
 at end of period (in thousands)                  19               26               28


                                    APP I-110

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.490           $9.070           $8.657
Accumulation unit value at end of period     $10.787          $10.490           $9.070
Number of accumulation units outstanding
 at end of period (in thousands)                  24                6                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.211               $-               $-(a)
Accumulation unit value at end of period     $11.009               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.523           $9.662               $-
Accumulation unit value at end of period     $10.741          $10.523               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.998           $8.719           $8.719
Accumulation unit value at end of period     $10.195           $9.998           $8.719
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.347           $9.042           $9.042
Accumulation unit value at end of period     $10.530          $10.347           $9.042
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.775           $8.559           $8.996
Accumulation unit value at end of period      $9.928           $9.775           $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13
OPPENHEIMER RISING DIVIDENDS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.196               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.587               $-               $-(a)
Accumulation unit value at end of period     $12.139               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.110               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.098               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-111

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.075               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.052               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.501           $9.591           $9.682
Accumulation unit value at end of period     $14.467          $10.501           $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.104               $-               $-(a)
Accumulation unit value at end of period     $11.003               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.159          $10.106               $-
Accumulation unit value at end of period     $13.891          $10.159               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844           $9.989           $9.989
Accumulation unit value at end of period     $14.813          $10.844           $9.989
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.025           $9.253           $9.253
Accumulation unit value at end of period     $13.667          $10.025           $9.253
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.564           $9.770          $10.938
Accumulation unit value at end of period     $14.373          $10.564           $9.770
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               11
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.102          $13.730          $13.783
Accumulation unit value at end of period     $18.970          $15.102          $13.730
Number of accumulation units outstanding
 at end of period (in thousands)                   -               19               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.494               $-               $-(a)
Accumulation unit value at end of period     $18.549               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-112

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
----------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $14.712           $14.721                $-
Accumulation unit value at end of period      $18.342           $14.712                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    8                12                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $14.660           $13.443           $13.443
Accumulation unit value at end of period      $18.260           $14.660           $13.443
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $14.558           $13.376           $13.376
Accumulation unit value at end of period      $18.097           $14.558           $13.376
Number of accumulation units outstanding
 at end of period (in thousands)                    3                 6                 7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $14.457           $13.309           $14.157
Accumulation unit value at end of period      $17.935           $14.457           $13.309
Number of accumulation units outstanding
 at end of period (in thousands)                    8                 6                 4
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $15.787           $14.506           $14.438
Accumulation unit value at end of period      $14.301           $15.787           $14.506
Number of accumulation units outstanding
 at end of period (in thousands)                  146                57                50
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $16.957                $-                $-(a)
Accumulation unit value at end of period      $15.186                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                  172                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $15.053           $14.208                $-
Accumulation unit value at end of period      $13.534           $15.053                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   66                78                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $16.347           $15.149           $15.149
Accumulation unit value at end of period      $14.683           $16.347           $15.149
Number of accumulation units outstanding
 at end of period (in thousands)                   55                56                56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $14.802           $13.745           $13.745
Accumulation unit value at end of period      $13.269           $14.802           $13.745
Number of accumulation units outstanding
 at end of period (in thousands)                   87                62                37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $15.792           $14.694           $14.433
Accumulation unit value at end of period      $14.128           $15.792           $14.694
Number of accumulation units outstanding
 at end of period (in thousands)                  131               143               127


                        APP I-113

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
----------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $15.765           $14.339           $14.099
Accumulation unit value at end of period      $15.402           $15.765           $14.339
Number of accumulation units outstanding
 at end of period (in thousands)                  347               361               233
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $15.558                $-                $-(a)
Accumulation unit value at end of period      $14.901                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                  364                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $15.116           $14.207                $-
Accumulation unit value at end of period      $14.657           $15.116                $-
Number of accumulation units outstanding
 at end of period (in thousands)                  207               276                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $15.609           $14.318           $14.318
Accumulation unit value at end of period      $15.120           $15.609           $14.318
Number of accumulation units outstanding
 at end of period (in thousands)                   70                67                72
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $14.864           $13.662           $13.662
Accumulation unit value at end of period      $14.370           $14.864           $13.662
Number of accumulation units outstanding
 at end of period (in thousands)                  243               191               161
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $15.205           $14.004           $14.117
Accumulation unit value at end of period      $14.671           $15.205           $14.004
Number of accumulation units outstanding
 at end of period (in thousands)                  311               380               316
PIMCO TOTAL RETURN III FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $10.845           $10.000                $-
Accumulation unit value at end of period      $10.594           $10.845                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $10.931                $-                $-(a)
Accumulation unit value at end of period      $10.490                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $10.767           $10.000                $-
Accumulation unit value at end of period      $10.439           $10.767                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $10.756           $10.000                $-
Accumulation unit value at end of period      $10.418           $10.756                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   11                19                 -


                        APP I-114

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.735          $10.000               $-
Accumulation unit value at end of period     $10.377          $10.735               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.715          $10.000               $-
Accumulation unit value at end of period     $10.337          $10.715               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PIONEER DISCIPLINED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.896          $10.689          $10.564
Accumulation unit value at end of period     $15.523          $11.896          $10.689
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.113               $-               $-(a)
Accumulation unit value at end of period     $15.227               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.645          $11.394               $-
Accumulation unit value at end of period     $15.082          $11.645               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.611          $10.522          $10.522
Accumulation unit value at end of period     $15.024          $11.611          $10.522
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.545          $10.483          $10.483
Accumulation unit value at end of period     $14.909          $11.545          $10.483
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.480          $10.445          $11.142
Accumulation unit value at end of period     $14.795          $11.480          $10.445
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                4
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.525           $8.667           $8.693
Accumulation unit value at end of period     $12.674           $9.525           $8.667
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.458               $-               $-(a)
Accumulation unit value at end of period     $12.262               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                -                -


                        APP I-115

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.133           $9.069               $-
Accumulation unit value at end of period     $12.061           $9.133               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.340          $10.406          $10.406
Accumulation unit value at end of period     $14.961          $11.340          $10.406
Number of accumulation units outstanding
 at end of period (in thousands)                   -                4                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.980           $8.257           $8.257
Accumulation unit value at end of period     $11.824           $8.980           $8.257
Number of accumulation units outstanding
 at end of period (in thousands)                   0               16                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.047          $10.177          $10.819
Accumulation unit value at end of period     $14.516          $11.047          $10.177
Number of accumulation units outstanding
 at end of period (in thousands)                  25               34               30
PIONEER FUNDAMENTAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.731               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.714               $-               $-(a)
Accumulation unit value at end of period     $12.670               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.640               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.628               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.604               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               $-               $-(b)
Accumulation unit value at end of period     $12.580               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -


                        APP I-116

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.365           $8.449           $8.461
Accumulation unit value at end of period     $12.449           $9.365           $8.449
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.075               $-               $-(a)
Accumulation unit value at end of period     $12.044               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.979           $9.023               $-
Accumulation unit value at end of period     $11.847           $8.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.289          $10.273          $10.273
Accumulation unit value at end of period     $14.881          $11.289          $10.273
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.829           $8.050           $8.050
Accumulation unit value at end of period     $11.614           $8.829           $8.050
Number of accumulation units outstanding
 at end of period (in thousands)                  13               19               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.997          $10.047          $10.927
Accumulation unit value at end of period     $14.437          $10.997          $10.047
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.481          $21.238          $21.735
Accumulation unit value at end of period     $32.635          $23.481          $21.238
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.115               $-               $-(a)
Accumulation unit value at end of period     $31.858               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.817          $22.114               $-
Accumulation unit value at end of period     $31.476          $22.817               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.730          $20.735          $20.735
Accumulation unit value at end of period     $31.325          $22.730          $20.735
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                0


                        APP I-117

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.557          $20.618          $20.618
Accumulation unit value at end of period     $31.025          $22.557          $20.618
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.385          $20.502          $22.206
Accumulation unit value at end of period     $30.727          $22.385          $20.502
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                1
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.383          $13.826          $13.687
Accumulation unit value at end of period     $15.614          $15.383          $13.826
Number of accumulation units outstanding
 at end of period (in thousands)                  99               89               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.552               $-               $-(a)
Accumulation unit value at end of period     $15.266               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  14                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.749          $13.866               $-
Accumulation unit value at end of period     $14.859          $14.749               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.570          $14.114          $14.114
Accumulation unit value at end of period     $15.670          $15.570          $14.114
Number of accumulation units outstanding
 at end of period (in thousands)                  10               15               26
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.503          $13.174          $13.174
Accumulation unit value at end of period     $14.568          $14.503          $13.174
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.167          $13.803          $14.023
Accumulation unit value at end of period     $15.203          $15.167          $13.803
Number of accumulation units outstanding
 at end of period (in thousands)                  31               36               32
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.893          $18.495          $19.007
Accumulation unit value at end of period     $26.914          $20.893          $18.495
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.631               $-               $-(a)
Accumulation unit value at end of period     $26.273               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -


                                    APP I-118

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.303          $20.554               $-
Accumulation unit value at end of period     $25.958          $20.303               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.225          $18.056          $18.056
Accumulation unit value at end of period     $25.833          $20.225          $18.056
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.071          $17.955          $17.955
Accumulation unit value at end of period     $25.585          $20.071          $17.955
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.918          $17.854          $19.831
Accumulation unit value at end of period     $25.340          $19.918          $17.854
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                7
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.013          $19.858          $20.144
Accumulation unit value at end of period     $29.381          $23.013          $19.858
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.691               $-               $-(a)
Accumulation unit value at end of period     $28.682               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  42                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.363          $21.808               $-
Accumulation unit value at end of period     $28.338          $22.363               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                9                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.277          $19.387          $19.387
Accumulation unit value at end of period     $28.202          $22.277          $19.387
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.108          $19.278          $19.278
Accumulation unit value at end of period     $27.931          $22.108          $19.278
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.939          $19.170          $20.010
Accumulation unit value at end of period     $27.663          $21.939          $19.170
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3


                        APP I-119

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.299          $10.000               $-
Accumulation unit value at end of period     $10.206           $9.299               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.192               $-               $-(a)
Accumulation unit value at end of period     $10.106               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.232          $10.000               $-
Accumulation unit value at end of period     $10.057           $9.232               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.223          $10.000               $-
Accumulation unit value at end of period     $10.037           $9.223               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.205          $10.000               $-
Accumulation unit value at end of period      $9.998           $9.205               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.187          $10.000               $-
Accumulation unit value at end of period      $9.958           $9.187               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.207           $9.417           $9.304
Accumulation unit value at end of period     $14.752          $11.207           $9.417
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.334               $-               $-(a)
Accumulation unit value at end of period     $14.272               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  23                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.746          $10.048               $-
Accumulation unit value at end of period     $14.038          $10.746               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.503          $11.443          $11.443
Accumulation unit value at end of period     $17.623          $13.503          $11.443
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0


                                    APP I-120

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.566           $8.972           $8.972
Accumulation unit value at end of period     $13.763          $10.566           $8.972
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.153          $11.191          $11.407
Accumulation unit value at end of period     $17.098          $13.153          $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7                5
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.078          $13.099          $12.757
Accumulation unit value at end of period     $16.104          $15.078          $13.099
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.278               $-               $-(a)
Accumulation unit value at end of period     $15.588               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  29                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.468          $13.359               $-
Accumulation unit value at end of period     $15.337          $14.468               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2               11                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.018          $14.035          $14.035
Accumulation unit value at end of period     $16.964          $16.018          $14.035
Number of accumulation units outstanding
 at end of period (in thousands)                   -               11                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.230          $12.493          $12.493
Accumulation unit value at end of period     $15.040          $14.230          $12.493
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.603          $13.726          $14.092
Accumulation unit value at end of period     $16.458          $15.603          $13.726
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10                6
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.829           $7.226           $7.566
Accumulation unit value at end of period     $10.929           $8.829           $7.226
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.406               $-               $-(a)
Accumulation unit value at end of period     $10.573               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12                -                -


                        APP I-121

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.465           $8.253               $-
Accumulation unit value at end of period     $10.400           $8.465               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.418           $6.948           $6.948
Accumulation unit value at end of period     $10.331           $8.418           $6.948
Number of accumulation units outstanding
 at end of period (in thousands)                   3               (0)              (0)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.324           $6.884           $6.884
Accumulation unit value at end of period     $10.196           $8.324           $6.884
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.231           $6.821           $8.843
Accumulation unit value at end of period     $10.062           $8.231           $6.821
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.979          $10.411               $-
Accumulation unit value at end of period     $14.696          $10.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.240               $-               $-(a)
Accumulation unit value at end of period     $14.485               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.825          $10.235               $-
Accumulation unit value at end of period     $14.381          $10.825               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.804          $10.304               $-
Accumulation unit value at end of period     $14.339          $10.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.763          $10.279               $-
Accumulation unit value at end of period     $14.257          $10.763               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.723          $10.254               $-
Accumulation unit value at end of period     $14.175          $10.723               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                                    APP I-122

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $26.603          $21.916          $21.824
Accumulation unit value at end of period     $34.819          $26.603          $21.916
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $29.185               $-               $-(a)
Accumulation unit value at end of period     $33.990               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $25.851          $24.002               $-
Accumulation unit value at end of period     $33.582          $25.851               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.752          $21.396          $21.396
Accumulation unit value at end of period     $33.421          $25.752          $21.396
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $25.556          $21.276          $21.276
Accumulation unit value at end of period     $33.100          $25.556          $21.276
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $25.362          $21.156          $23.120
Accumulation unit value at end of period     $32.783          $25.362          $21.156
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                5
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $25.101          $21.551          $21.466
Accumulation unit value at end of period     $33.796          $25.101          $21.551
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $26.863               $-               $-(a)
Accumulation unit value at end of period     $32.991               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.392          $22.993               $-
Accumulation unit value at end of period     $32.596          $24.392               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               37                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.299          $21.040          $21.040
Accumulation unit value at end of period     $32.439          $24.299          $21.040
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                5


                        APP I-123

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $24.114          $20.922          $20.922
Accumulation unit value at end of period     $32.128          $24.114          $20.922
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.930          $20.804          $22.242
Accumulation unit value at end of period     $31.820          $23.930          $20.804
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                5
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.983          $11.447          $11.323
Accumulation unit value at end of period     $11.584          $11.983          $11.447
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.822               $-               $-(a)
Accumulation unit value at end of period     $11.363               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.730          $11.382               $-
Accumulation unit value at end of period     $11.255          $11.730               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -               15                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.696          $11.269          $11.269
Accumulation unit value at end of period     $11.211          $11.696          $11.269
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.630          $11.227          $11.227
Accumulation unit value at end of period     $11.126          $11.630          $11.227
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.564          $11.186          $10.730
Accumulation unit value at end of period     $11.040          $11.564          $11.186
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.413          $20.523          $20.438
Accumulation unit value at end of period     $30.952          $23.413          $20.523
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.470               $-               $-(a)
Accumulation unit value at end of period     $30.215               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -


                                    APP I-124

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.752          $21.629               $-
Accumulation unit value at end of period     $29.853          $22.752               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.665          $20.037          $20.037
Accumulation unit value at end of period     $29.710          $22.665          $20.037
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.492          $19.924          $19.924
Accumulation unit value at end of period     $29.424          $22.492          $19.924
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.321          $19.812          $20.772
Accumulation unit value at end of period     $29.142          $22.321          $19.812
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                2
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.319          $20.384          $20.770
Accumulation unit value at end of period     $28.467          $22.319          $20.384
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.745               $-               $-(a)
Accumulation unit value at end of period     $27.789               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.688          $22.582               $-
Accumulation unit value at end of period     $27.456          $21.688               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.605          $19.901          $19.901
Accumulation unit value at end of period     $27.324          $21.605          $19.901
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.441          $19.789          $19.789
Accumulation unit value at end of period     $27.061          $21.441          $19.789
Number of accumulation units outstanding
 at end of period (in thousands)                   0                4                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.277          $19.677          $22.045
Accumulation unit value at end of period     $26.802          $21.277          $19.677
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                3


                        APP I-125

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.136           $8.691           $8.532
Accumulation unit value at end of period     $13.082          $10.136           $8.691
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.092               $-               $-(a)
Accumulation unit value at end of period     $12.655               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  24                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.522           $8.953               $-
Accumulation unit value at end of period     $12.198           $9.522               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  46               47                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.661           $8.355           $8.355
Accumulation unit value at end of period     $12.364           $9.661           $8.355
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.363           $8.114           $8.114
Accumulation unit value at end of period     $11.959           $9.363           $8.114
Number of accumulation units outstanding
 at end of period (in thousands)                  19               28               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.445           $8.201           $8.418
Accumulation unit value at end of period     $12.040           $9.445           $8.201
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               31
T. ROWE PRICE GROWTH STOCK FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.476           $9.698           $9.795
Accumulation unit value at end of period     $15.895          $11.476           $9.698
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.175               $-               $-(a)
Accumulation unit value at end of period     $15.376               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  89                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.780          $10.508               $-
Accumulation unit value at end of period     $14.819          $10.780               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  50               77                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.939           $9.323           $9.323
Accumulation unit value at end of period     $15.022          $10.939           $9.323
Number of accumulation units outstanding
 at end of period (in thousands)                  42               21                7


                                    APP I-126

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.600           $9.052           $9.052
Accumulation unit value at end of period     $14.528          $10.600           $9.052
Number of accumulation units outstanding
 at end of period (in thousands)                  57               40               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.695           $9.151           $9.794
Accumulation unit value at end of period     $14.628          $10.695           $9.151
Number of accumulation units outstanding
 at end of period (in thousands)                  88               95               84
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.669          $16.590          $17.127
Accumulation unit value at end of period     $25.013          $19.669          $16.590
Number of accumulation units outstanding
 at end of period (in thousands)                  13               15               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.041               $-               $-(a)
Accumulation unit value at end of period     $24.036               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  54                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.340           $8.999               $-
Accumulation unit value at end of period     $11.789           $9.340               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.666          $15.879          $15.879
Accumulation unit value at end of period     $23.537          $18.666          $15.879
Number of accumulation units outstanding
 at end of period (in thousands)                  43               64               57
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.184           $7.828           $7.828
Accumulation unit value at end of period     $11.557           $9.184           $7.828
Number of accumulation units outstanding
 at end of period (in thousands)                  27               21                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.507          $14.953          $18.134
Accumulation unit value at end of period     $21.987          $17.507          $14.953
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               29
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.955          $14.641          $14.630
Accumulation unit value at end of period     $17.331          $16.955          $14.641
Number of accumulation units outstanding
 at end of period (in thousands)                  33               37               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.012               $-               $-(a)
Accumulation unit value at end of period     $16.776               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  38                -                -


                        APP I-127

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.269          $15.337               $-
Accumulation unit value at end of period     $16.506          $16.269               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.069          $15.736          $15.736
Accumulation unit value at end of period     $18.314          $18.069          $15.736
Number of accumulation units outstanding
 at end of period (in thousands)                   5               10               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.002          $13.964          $13.964
Accumulation unit value at end of period     $16.186          $16.002          $13.964
Number of accumulation units outstanding
 at end of period (in thousands)                  36               20               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.601          $15.389          $16.796
Accumulation unit value at end of period     $17.768          $17.601          $15.389
Number of accumulation units outstanding
 at end of period (in thousands)                  99              101               73
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.312          $15.795          $16.152
Accumulation unit value at end of period     $24.285          $19.312          $15.795
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.370               $-               $-(a)
Accumulation unit value at end of period     $23.707               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.766          $17.418               $-
Accumulation unit value at end of period     $23.423          $18.766               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.694          $15.420          $15.420
Accumulation unit value at end of period     $23.310          $18.694          $15.420
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.552          $15.333          $15.333
Accumulation unit value at end of period     $23.086          $18.552          $15.333
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.411          $15.247          $17.819
Accumulation unit value at end of period     $22.865          $18.411          $15.247
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4                2


                                    APP I-128

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.941          $10.658          $10.644
Accumulation unit value at end of period     $13.085          $11.941          $10.658
Number of accumulation units outstanding
 at end of period (in thousands)                  34               43               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.117               $-               $-(a)
Accumulation unit value at end of period     $12.650               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.783          $17.267               $-
Accumulation unit value at end of period     $19.341          $17.783               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.371          $10.236          $10.236
Accumulation unit value at end of period     $12.355          $11.371          $10.236
Number of accumulation units outstanding
 at end of period (in thousands)                   0               13               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.580          $15.857          $15.857
Accumulation unit value at end of period     $19.063          $17.580          $15.857
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.112          $10.043          $10.584
Accumulation unit value at end of period     $12.025          $11.112          $10.043
Number of accumulation units outstanding
 at end of period (in thousands)                  23               15               11
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.045          $11.312               $-
Accumulation unit value at end of period     $13.488          $12.045               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.764               $-               $-(a)
Accumulation unit value at end of period     $13.295               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.875          $11.069               $-
Accumulation unit value at end of period     $13.199          $11.875               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.853          $11.196               $-
Accumulation unit value at end of period     $13.161          $11.853               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-129

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.808          $11.168               $-
Accumulation unit value at end of period     $13.085          $11.808               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.764          $11.141               $-
Accumulation unit value at end of period     $13.010          $11.764               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.276           $8.546           $8.570
Accumulation unit value at end of period     $14.565          $10.276           $8.546
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.409               $-               $-(a)
Accumulation unit value at end of period     $14.081               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.206          $19.517               $-
Accumulation unit value at end of period     $28.425          $20.206               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  12               12                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.785           $8.207           $8.207
Accumulation unit value at end of period     $13.752           $9.785           $8.207
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.975          $16.788          $16.788
Accumulation unit value at end of period     $28.017          $19.975          $16.788
Number of accumulation units outstanding
 at end of period (in thousands)                   7                2                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.562           $8.052           $9.167
Accumulation unit value at end of period     $13.385           $9.562           $8.052
Number of accumulation units outstanding
 at end of period (in thousands)                  42               43               32
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.551          $10.560          $10.662
Accumulation unit value at end of period     $17.337          $12.551          $10.560
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.982               $-               $-(a)
Accumulation unit value at end of period     $17.007               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                                    APP I-130

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
----------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $12.286           $11.930                $-
Accumulation unit value at end of period      $16.844           $12.286                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   69                71                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $12.251           $10.395           $10.395
Accumulation unit value at end of period      $16.780           $12.251           $10.395
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $12.182           $10.357           $10.357
Accumulation unit value at end of period      $16.651           $12.182           $10.357
Number of accumulation units outstanding
 at end of period (in thousands)                    8                10                 8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $12.113           $10.319           $11.799
Accumulation unit value at end of period      $16.524           $12.113           $10.319
Number of accumulation units outstanding
 at end of period (in thousands)                   12                 8                 5
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $12.321           $10.851           $10.742
Accumulation unit value at end of period      $15.059           $12.321           $10.851
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $13.283                $-                $-(a)
Accumulation unit value at end of period      $14.772                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    4                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $12.060           $11.563                $-
Accumulation unit value at end of period      $14.631           $12.060                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    4                22                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $12.026           $10.682           $10.682
Accumulation unit value at end of period      $14.575           $12.026           $10.682
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $11.958           $10.643           $10.643
Accumulation unit value at end of period      $14.463           $11.958           $10.643
Number of accumulation units outstanding
 at end of period (in thousands)                    5                 1                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $11.890           $10.603           $11.019
Accumulation unit value at end of period      $14.352           $11.890           $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                    6                 7                10


                        APP I-131

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
----------------------------------------------------------------------------------------------
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $12.464           $11.391           $11.347
Accumulation unit value at end of period      $12.598           $12.464           $11.391
Number of accumulation units outstanding
 at end of period (in thousands)                    3                 3                 2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $12.311                $-                $-(a)
Accumulation unit value at end of period      $12.179                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   23                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $16.393           $15.918                $-
Accumulation unit value at end of period      $16.445           $16.393                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   34                61                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $11.869           $10.939           $10.939
Accumulation unit value at end of period      $11.895           $11.869           $10.939
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 3                 2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $16.206           $14.967           $14.967
Accumulation unit value at end of period      $16.209           $16.206           $14.967
Number of accumulation units outstanding
 at end of period (in thousands)                    8                 7                 6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $11.599           $10.733           $11.050
Accumulation unit value at end of period      $11.577           $11.599           $10.733
Number of accumulation units outstanding
 at end of period (in thousands)                    3                 4                 4
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $11.537           $10.212           $10.007
Accumulation unit value at end of period      $15.106           $11.537           $10.212
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $12.663                $-                $-(a)
Accumulation unit value at end of period      $14.604                $-                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    9                 -                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $20.426           $19.631                $-
Accumulation unit value at end of period      $26.545           $20.426                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   36                36                 -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $10.986            $9.807            $9.807
Accumulation unit value at end of period      $14.263           $10.986            $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -


                        APP I-132

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.193          $18.062          $18.062
Accumulation unit value at end of period     $26.164          $20.193          $18.062
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.736           $9.622           $9.783
Accumulation unit value at end of period     $13.882          $10.736           $9.622
Number of accumulation units outstanding
 at end of period (in thousands)                  15               23                9
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.098          $12.412          $12.029
Accumulation unit value at end of period     $18.223          $14.098          $12.412
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.701               $-               $-(a)
Accumulation unit value at end of period     $17.876               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.801          $12.963               $-
Accumulation unit value at end of period     $17.705          $13.801               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.761          $12.218          $12.218
Accumulation unit value at end of period     $17.637          $13.761          $12.218
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.683          $12.173          $12.173
Accumulation unit value at end of period     $17.502          $13.683          $12.173
Number of accumulation units outstanding
 at end of period (in thousands)                  10                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.606          $12.129          $11.713
Accumulation unit value at end of period     $17.368          $13.606          $12.129
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9                6
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.103           $9.629               $-
Accumulation unit value at end of period     $11.286          $10.103               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.486               $-               $-(a)
Accumulation unit value at end of period     $11.138               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-133

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.979           $9.639               $-
Accumulation unit value at end of period     $11.065           $9.979               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.963           $9.550               $-
Accumulation unit value at end of period     $11.036           $9.963               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.930           $9.531               $-
Accumulation unit value at end of period     $10.978           $9.930               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.898           $9.513               $-
Accumulation unit value at end of period     $10.920           $9.898               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.583          $10.033          $10.055
Accumulation unit value at end of period     $13.936          $11.583          $10.033
Number of accumulation units outstanding
 at end of period (in thousands)                  37               37               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.108               $-               $-(a)
Accumulation unit value at end of period     $13.473               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.343          $18.532               $-
Accumulation unit value at end of period     $23.097          $19.343               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.030           $9.635           $9.635
Accumulation unit value at end of period     $13.158          $11.030           $9.635
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.122          $16.738          $16.738
Accumulation unit value at end of period     $22.766          $19.122          $16.738
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.779           $9.454          $10.182
Accumulation unit value at end of period     $12.807          $10.779           $9.454
Number of accumulation units outstanding
 at end of period (in thousands)                  28               34               25


                                    APP I-134

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.934           $9.450           $9.773
Accumulation unit value at end of period     $16.087          $11.934           $9.450
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.654               $-               $-(a)
Accumulation unit value at end of period     $15.552               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.084          $19.697               $-
Accumulation unit value at end of period     $28.208          $21.084               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.364           $9.075           $9.075
Accumulation unit value at end of period     $15.189          $11.364           $9.075
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.844          $16.678          $16.678
Accumulation unit value at end of period     $27.803          $20.844          $16.678
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.106           $8.904          $10.371
Accumulation unit value at end of period     $14.784          $11.106           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                2
THE HARTFORD HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.681          $13.687               $-
Accumulation unit value at end of period     $15.564          $14.681               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.860               $-               $-(a)
Accumulation unit value at end of period     $15.048               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.145          $10.386               $-
Accumulation unit value at end of period     $11.727          $11.145               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.980          $13.108               $-
Accumulation unit value at end of period     $14.696          $13.980               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-135

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.112          $10.433               $-
Accumulation unit value at end of period     $11.658          $11.112               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.663          $12.845               $-
Accumulation unit value at end of period     $14.305          $13.663               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.080          $13.244          $13.233
Accumulation unit value at end of period     $12.781          $14.080          $13.244
Number of accumulation units outstanding
 at end of period (in thousands)                   5               88                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.813               $-               $-(a)
Accumulation unit value at end of period     $12.476               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.682          $13.102               $-
Accumulation unit value at end of period     $12.327          $13.682               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.630          $12.930          $12.930
Accumulation unit value at end of period     $12.267          $13.630          $12.930
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.526          $12.857          $12.857
Accumulation unit value at end of period     $12.149          $13.526          $12.857
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.423          $12.785          $12.454
Accumulation unit value at end of period     $12.033          $13.423          $12.785
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10                8
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.045           $9.273           $9.512
Accumulation unit value at end of period     $13.302          $11.045           $9.273
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.413               $-               $-(a)
Accumulation unit value at end of period     $12.860               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -


                                    APP I-136

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.271          $11.784               $-
Accumulation unit value at end of period     $14.668          $12.271               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.517           $8.906           $8.906
Accumulation unit value at end of period     $12.559          $10.517           $8.906
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.167          $10.323          $10.323
Accumulation unit value at end of period     $14.500          $12.167          $10.323
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.278           $8.738          $10.193
Accumulation unit value at end of period     $12.224          $10.278           $8.738
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.386           $9.675               $-
Accumulation unit value at end of period     $13.861          $10.386               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.633               $-               $-(a)
Accumulation unit value at end of period     $13.662               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.240           $9.408               $-
Accumulation unit value at end of period     $13.564          $10.240               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.220           $9.575               $-
Accumulation unit value at end of period     $13.524          $10.220               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.182           $9.552               $-
Accumulation unit value at end of period     $13.447          $10.182               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $9.528               $-
Accumulation unit value at end of period     $13.369          $10.143               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -


                        APP I-137

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.270          $11.161          $11.288
Accumulation unit value at end of period     $18.447          $13.270          $11.161
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.011               $-               $-(a)
Accumulation unit value at end of period     $18.095               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.990          $12.531               $-
Accumulation unit value at end of period     $17.922          $12.990               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.953          $10.987          $10.987
Accumulation unit value at end of period     $17.853          $12.953          $10.987
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.880          $10.947          $10.947
Accumulation unit value at end of period     $17.717          $12.880          $10.947
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.806          $10.907          $12.044
Accumulation unit value at end of period     $17.581          $12.806          $10.907
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12                9
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.804          $10.152               $-
Accumulation unit value at end of period     $14.465          $10.804               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.919               $-               $-(a)
Accumulation unit value at end of period     $14.257               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.652           $9.869               $-
Accumulation unit value at end of period     $14.155          $10.652               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.632          $10.047               $-
Accumulation unit value at end of period     $14.114          $10.632               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                                    APP I-138

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.592          $10.023               $-
Accumulation unit value at end of period     $14.033          $10.592               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.552           $9.998               $-
Accumulation unit value at end of period     $13.952          $10.552               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                0                -
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.005           $9.556           $9.781
Accumulation unit value at end of period     $15.793          $11.005           $9.556
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.080               $-               $-(a)
Accumulation unit value at end of period     $15.268               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   4                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.823          $22.065               $-
Accumulation unit value at end of period     $31.084          $21.823               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.479           $9.177           $9.177
Accumulation unit value at end of period     $14.911          $10.479           $9.177
Number of accumulation units outstanding
 at end of period (in thousands)                   -                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.574          $18.932          $18.932
Accumulation unit value at end of period     $30.637          $21.574          $18.932
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.241           $9.004          $10.225
Accumulation unit value at end of period     $14.514          $10.241           $9.004
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                8
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.541          $11.219          $11.173
Accumulation unit value at end of period     $13.388          $12.541          $11.219
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.617               $-               $-(a)
Accumulation unit value at end of period     $12.943               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-139

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.121          $17.440               $-
Accumulation unit value at end of period     $19.200          $18.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.942          $10.775          $10.775
Accumulation unit value at end of period     $12.641          $11.942          $10.775
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.914          $16.196          $16.196
Accumulation unit value at end of period     $18.925          $17.914          $16.196
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.670          $10.572          $10.976
Accumulation unit value at end of period     $12.304          $11.670          $10.572
Number of accumulation units outstanding
 at end of period (in thousands)                   6               24               17
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.980          $16.919          $16.830
Accumulation unit value at end of period     $20.686          $18.980          $16.919
Number of accumulation units outstanding
 at end of period (in thousands)                  19               30                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.424               $-               $-(a)
Accumulation unit value at end of period     $20.194               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.444          $17.769               $-
Accumulation unit value at end of period     $19.952          $18.444               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.373          $16.518          $16.518
Accumulation unit value at end of period     $19.856          $18.373          $16.518
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.234          $16.425          $16.425
Accumulation unit value at end of period     $19.665          $18.234          $16.425
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.095          $16.332          $16.936
Accumulation unit value at end of period     $19.476          $18.095          $16.332
Number of accumulation units outstanding
 at end of period (in thousands)                  30               40               25


                                    APP I-140

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.001          $10.584          $10.556
Accumulation unit value at end of period     $13.380          $12.001          $10.584
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.255               $-               $-(a)
Accumulation unit value at end of period     $12.936               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.072          $18.330               $-
Accumulation unit value at end of period     $21.104          $19.072               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.428          $10.164          $10.164
Accumulation unit value at end of period     $12.633          $11.428          $10.164
Number of accumulation units outstanding
 at end of period (in thousands)                  26               25                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.854          $16.803          $16.803
Accumulation unit value at end of period     $20.801          $18.854          $16.803
Number of accumulation units outstanding
 at end of period (in thousands)                  35               38               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $9.973          $10.495
Accumulation unit value at end of period     $12.296          $11.168           $9.973
Number of accumulation units outstanding
 at end of period (in thousands)                 115              124              101
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.828          $17.425          $17.388
Accumulation unit value at end of period     $22.631          $19.828          $17.425
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.580               $-               $-(a)
Accumulation unit value at end of period     $22.092               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.268          $18.509               $-
Accumulation unit value at end of period     $21.827          $19.268               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  84               85                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.194          $17.012          $17.012
Accumulation unit value at end of period     $21.722          $19.194          $17.012
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                -


                        APP I-141

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.048          $16.916          $16.916
Accumulation unit value at end of period     $21.514          $19.048          $16.916
Number of accumulation units outstanding
 at end of period (in thousands)                  31                9               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.903          $16.821          $17.687
Accumulation unit value at end of period     $21.307          $18.903          $16.821
Number of accumulation units outstanding
 at end of period (in thousands)                  53               58               44
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.797          $10.262          $10.257
Accumulation unit value at end of period     $13.778          $11.797          $10.262
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.228               $-               $-(a)
Accumulation unit value at end of period     $13.320               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.788          $18.969               $-
Accumulation unit value at end of period     $22.939          $19.788               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  27               27                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.233           $9.855           $9.855
Accumulation unit value at end of period     $13.009          $11.233           $9.855
Number of accumulation units outstanding
 at end of period (in thousands)                  32               31                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.563          $17.197          $17.197
Accumulation unit value at end of period     $22.610          $19.563          $17.197
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.978           $9.669          $10.267
Accumulation unit value at end of period     $12.662          $10.978           $9.669
Number of accumulation units outstanding
 at end of period (in thousands)                  69               84               54
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.233          $18.275          $18.269
Accumulation unit value at end of period     $25.372          $21.233          $18.275
Number of accumulation units outstanding
 at end of period (in thousands)                  15               12                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.383               $-               $-(a)
Accumulation unit value at end of period     $24.768               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -


                                    APP I-142

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.633          $19.636               $-
Accumulation unit value at end of period     $24.471          $20.633               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.554          $17.841          $17.841
Accumulation unit value at end of period     $24.354          $20.554          $17.841
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.398          $17.741          $17.741
Accumulation unit value at end of period     $24.120          $20.398          $17.741
Number of accumulation units outstanding
 at end of period (in thousands)                  18                9               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.243          $17.641          $18.747
Accumulation unit value at end of period     $23.888          $20.243          $17.641
Number of accumulation units outstanding
 at end of period (in thousands)                  28               31               24
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.515          $18.575          $18.564
Accumulation unit value at end of period     $25.823          $21.515          $18.575
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.705               $-               $-(a)
Accumulation unit value at end of period     $25.208               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.907          $20.073               $-
Accumulation unit value at end of period     $24.906          $20.907               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  21               18                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.827          $18.135          $18.135
Accumulation unit value at end of period     $24.786          $20.827          $18.135
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.668          $18.033          $18.033
Accumulation unit value at end of period     $24.548          $20.668          $18.033
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.511          $17.931          $19.123
Accumulation unit value at end of period     $24.313          $20.511          $17.931
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               14


                        APP I-143

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.688          $18.742          $18.774
Accumulation unit value at end of period     $25.983          $21.688          $18.742
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.885               $-               $-(a)
Accumulation unit value at end of period     $25.364               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   1                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.076          $20.324               $-
Accumulation unit value at end of period     $25.060          $21.076               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.995          $18.297          $18.297
Accumulation unit value at end of period     $24.940          $20.995          $18.297
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.835          $18.194          $18.194
Accumulation unit value at end of period     $24.701          $20.835          $18.194
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.677          $18.092          $19.434
Accumulation unit value at end of period     $24.463          $20.677          $18.092
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.543          $18.587          $18.607
Accumulation unit value at end of period     $25.849          $21.543          $18.587
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.749               $-               $-(a)
Accumulation unit value at end of period     $25.233               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.934          $20.179               $-
Accumulation unit value at end of period     $24.931          $20.934               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.854          $18.147          $18.147
Accumulation unit value at end of period     $24.811          $20.854          $18.147
Number of accumulation units outstanding
 at end of period (in thousands)                   1                5                4


                                    APP I-144

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.696          $18.045          $18.045
Accumulation unit value at end of period     $24.573          $20.696          $18.045
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.538          $17.943          $19.354
Accumulation unit value at end of period     $24.337          $20.538          $17.943
Number of accumulation units outstanding
 at end of period (in thousands)                  17               17               12
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.308          $12.418          $12.259
Accumulation unit value at end of period     $13.049          $13.308          $12.418
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.080               $-               $-(a)
Accumulation unit value at end of period     $12.616               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.363          $12.742               $-
Accumulation unit value at end of period     $13.006          $13.363               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.673          $11.927          $11.927
Accumulation unit value at end of period     $12.322          $12.673          $11.927
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.211          $12.458          $12.458
Accumulation unit value at end of period     $12.819          $13.211          $12.458
Number of accumulation units outstanding
 at end of period (in thousands)                   6                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.385          $11.702          $11.466
Accumulation unit value at end of period     $11.994          $12.385          $11.702
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7                3
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.901          $11.113          $10.920
Accumulation unit value at end of period     $16.898          $12.901          $11.113
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.381               $-               $-(a)
Accumulation unit value at end of period     $16.576               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-145

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.628          $12.048               $-
Accumulation unit value at end of period     $16.417          $12.628               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.592          $10.940          $10.940
Accumulation unit value at end of period     $16.354          $12.592          $10.940
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.521          $10.899          $10.899
Accumulation unit value at end of period     $16.229          $12.521          $10.899
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.450          $10.859          $11.216
Accumulation unit value at end of period     $16.105          $12.450          $10.859
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.656          $16.166          $16.563
Accumulation unit value at end of period     $21.510          $18.656          $16.166
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.308               $-               $-(a)
Accumulation unit value at end of period     $20.998               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  33                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.129          $17.702               $-
Accumulation unit value at end of period     $20.746          $18.129               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.059          $15.782          $15.782
Accumulation unit value at end of period     $20.646          $18.059          $15.782
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.922          $15.694          $15.694
Accumulation unit value at end of period     $20.448          $17.922          $15.694
Number of accumulation units outstanding
 at end of period (in thousands)                  15                8                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.785          $15.605          $18.679
Accumulation unit value at end of period     $20.252          $17.785          $15.605
Number of accumulation units outstanding
 at end of period (in thousands)                  19               22               19


                                    APP I-146

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.677          $17.759          $18.057
Accumulation unit value at end of period     $27.486          $19.677          $17.759
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.840               $-               $-(a)
Accumulation unit value at end of period     $26.831               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.121          $19.911               $-
Accumulation unit value at end of period     $26.509          $19.121               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.048          $17.338          $17.338
Accumulation unit value at end of period     $26.382          $19.048          $17.338
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.903          $17.241          $17.241
Accumulation unit value at end of period     $26.129          $18.903          $17.241
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.759          $17.144          $20.455
Accumulation unit value at end of period     $25.878          $18.759          $17.144
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2
TIAA-CREF BOND INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.368          $10.000               $-
Accumulation unit value at end of period     $10.101          $10.368               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.371               $-               $-(a)
Accumulation unit value at end of period     $10.002               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.294          $10.000               $-
Accumulation unit value at end of period      $9.953          $10.294               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.284          $10.000               $-
Accumulation unit value at end of period      $9.933          $10.284               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-147

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.264          $10.000               $-
Accumulation unit value at end of period      $9.894          $10.264               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.244          $10.000               $-
Accumulation unit value at end of period      $9.856          $10.244               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.238          $10.000               $-
Accumulation unit value at end of period     $14.962          $11.238               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.591               $-               $-(a)
Accumulation unit value at end of period     $14.816               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.156          $10.000               $-
Accumulation unit value at end of period     $14.743          $11.156               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.146          $10.000               $-
Accumulation unit value at end of period     $14.714          $11.146               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.124          $10.000               $-
Accumulation unit value at end of period     $14.657          $11.124               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.103          $10.000               $-
Accumulation unit value at end of period     $14.599          $11.103               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.162          $10.000               $-
Accumulation unit value at end of period     $14.848          $11.162               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.395               $-               $-(a)
Accumulation unit value at end of period     $14.703               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -


                        APP I-148

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.081          $10.000               $-
Accumulation unit value at end of period     $14.631          $11.081               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.070          $10.000               $-
Accumulation unit value at end of period     $14.602          $11.070               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.049          $10.000               $-
Accumulation unit value at end of period     $14.545          $11.049               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.027          $10.000               $-
Accumulation unit value at end of period     $14.488          $11.027               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.303          $10.000               $-
Accumulation unit value at end of period     $14.923          $11.303               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.784               $-               $-(a)
Accumulation unit value at end of period     $14.777               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.221          $10.000               $-
Accumulation unit value at end of period     $14.705          $11.221               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.211          $10.000               $-
Accumulation unit value at end of period     $14.676          $11.211               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.189          $10.000               $-
Accumulation unit value at end of period     $14.618          $11.189               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.167          $10.000               $-
Accumulation unit value at end of period     $14.561          $11.167               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -


                        APP I-149

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.735          $12.135          $12.198
Accumulation unit value at end of period     $18.117          $13.735          $12.135
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.369               $-               $-(a)
Accumulation unit value at end of period     $17.772               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.445          $13.109               $-
Accumulation unit value at end of period     $17.602          $13.445               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.407          $11.946          $11.946
Accumulation unit value at end of period     $17.535          $13.407          $11.946
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.331          $11.902          $11.902
Accumulation unit value at end of period     $17.400          $13.331          $11.902
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.255          $11.858          $12.285
Accumulation unit value at end of period     $17.267          $13.255          $11.858
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.438          $11.540          $11.417
Accumulation unit value at end of period     $18.068          $13.438          $11.540
Number of accumulation units outstanding
 at end of period (in thousands)                  30               31               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.781               $-               $-(a)
Accumulation unit value at end of period     $18.937               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   6                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.591           $9.211               $-
Accumulation unit value at end of period     $12.799           $9.591               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.735          $11.896          $11.896
Accumulation unit value at end of period     $18.311          $13.735          $11.896
Number of accumulation units outstanding
 at end of period (in thousands)                  16               14               13


                        APP I-150

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.431           $8.184           $8.184
Accumulation unit value at end of period     $12.548           $9.431           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.271          $11.540          $12.371
Accumulation unit value at end of period     $17.622          $13.271          $11.540
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               19
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.337          $20.814          $20.674
Accumulation unit value at end of period     $31.372          $23.337          $20.814
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $25.837               $-               $-(a)
Accumulation unit value at end of period     $30.625               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   5                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.678          $22.095               $-
Accumulation unit value at end of period     $30.258          $22.678               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.591          $20.321          $20.321
Accumulation unit value at end of period     $30.113          $22.591          $20.321
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.419          $20.206          $20.206
Accumulation unit value at end of period     $29.824          $22.419          $20.206
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.249          $20.093          $20.886
Accumulation unit value at end of period     $29.538          $22.249          $20.093
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.145          $11.720          $11.609
Accumulation unit value at end of period     $17.471          $13.145          $11.720
Number of accumulation units outstanding
 at end of period (in thousands)                  67               63               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.948               $-               $-(a)
Accumulation unit value at end of period     $16.983               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36                -                -


                        APP I-151

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.692          $12.333               $-
Accumulation unit value at end of period     $16.743          $12.692               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.633          $11.360          $11.360
Accumulation unit value at end of period     $16.649          $12.633          $11.360
Number of accumulation units outstanding
 at end of period (in thousands)                  17               22               44
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.516          $11.277          $11.277
Accumulation unit value at end of period     $16.461          $12.516          $11.277
Number of accumulation units outstanding
 at end of period (in thousands)                  20               11                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.399          $11.194          $11.524
Accumulation unit value at end of period     $16.275          $12.399          $11.194
Number of accumulation units outstanding
 at end of period (in thousands)                  24               28               20
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.546          $11.387          $11.481
Accumulation unit value at end of period     $16.396          $12.546          $11.387
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.496               $-               $-(a)
Accumulation unit value at end of period     $15.866               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  22                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.346           $8.467               $-
Accumulation unit value at end of period     $10.826           $8.346               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  19               21                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.886          $10.881          $10.881
Accumulation unit value at end of period     $15.403          $11.886          $10.881
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.207           $7.528           $7.528
Accumulation unit value at end of period     $10.614           $8.207           $7.528
Number of accumulation units outstanding
 at end of period (in thousands)                  34               35               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.537          $10.603          $11.861
Accumulation unit value at end of period     $14.890          $11.537          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  26               30               38


                                    APP I-152

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.783          $10.678          $10.694
Accumulation unit value at end of period     $13.118          $11.783          $10.678
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.134               $-               $-(a)
Accumulation unit value at end of period     $12.692               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.298          $10.881               $-
Accumulation unit value at end of period     $12.484          $11.298               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.137          $12.006          $12.006
Accumulation unit value at end of period     $14.502          $13.137          $12.006
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.109          $10.173          $10.173
Accumulation unit value at end of period     $12.239          $11.109          $10.173
Number of accumulation units outstanding
 at end of period (in thousands)                   7                0                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.797          $11.742          $12.240
Accumulation unit value at end of period     $14.071          $12.797          $11.742
Number of accumulation units outstanding
 at end of period (in thousands)                   6               12                7
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.575          $20.957          $21.756
Accumulation unit value at end of period     $22.963          $23.575          $20.957
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.112               $-               $-(a)
Accumulation unit value at end of period     $22.416               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  25                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.909          $23.398               $-
Accumulation unit value at end of period     $22.148          $22.909               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.821          $20.461          $20.461
Accumulation unit value at end of period     $22.041          $22.821          $20.461
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5                3


                        APP I-153

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.647          $20.345          $20.345
Accumulation unit value at end of period     $21.830          $22.647          $20.345
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.475          $20.231          $23.890
Accumulation unit value at end of period     $21.620          $22.475          $20.231
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32               22
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.363          $16.858          $16.549
Accumulation unit value at end of period     $21.713          $18.363          $16.858
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.670               $-               $-(a)
Accumulation unit value at end of period     $21.196               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.844          $16.704               $-
Accumulation unit value at end of period     $20.942          $17.844               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.776          $16.458          $16.458
Accumulation unit value at end of period     $20.841          $17.776          $16.458
Number of accumulation units outstanding
 at end of period (in thousands)                   0                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.641          $16.366          $16.366
Accumulation unit value at end of period     $20.641          $17.641          $16.366
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.506          $16.273          $15.447
Accumulation unit value at end of period     $20.443          $17.506          $16.273
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.757          $10.800          $10.829
Accumulation unit value at end of period     $17.197          $12.757          $10.800
Number of accumulation units outstanding
 at end of period (in thousands)                  87              110              122
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.548               $-               $-(a)
Accumulation unit value at end of period     $19.052               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  74                -                -


                                    APP I-154

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.231          $11.883               $-
Accumulation unit value at end of period     $16.366          $12.231               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  37               31                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.130          $14.627          $14.627
Accumulation unit value at end of period     $22.898          $17.130          $14.627
Number of accumulation units outstanding
 at end of period (in thousands)                   5               19                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.027          $10.290          $10.290
Accumulation unit value at end of period     $16.044          $12.027          $10.290
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.687          $14.306          $15.493
Accumulation unit value at end of period     $22.216          $16.687          $14.306
Number of accumulation units outstanding
 at end of period (in thousands)                  26               26               20
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.366           $8.057           $8.229
Accumulation unit value at end of period     $12.757           $9.366           $8.057
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.199               $-               $-(a)
Accumulation unit value at end of period     $12.342               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  36                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.980           $8.883               $-
Accumulation unit value at end of period     $12.140           $8.980               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.301          $10.673          $10.673
Accumulation unit value at end of period     $16.614          $12.301          $10.673
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.830           $7.676           $7.676
Accumulation unit value at end of period     $11.902           $8.830           $7.676
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.983          $10.438          $11.976
Accumulation unit value at end of period     $16.119          $11.983          $10.438
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               16


                        APP I-155

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.755           $9.325           $9.234
Accumulation unit value at end of period     $14.155          $10.755           $9.325
Number of accumulation units outstanding
 at end of period (in thousands)                  43               39                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.181               $-               $-(a)
Accumulation unit value at end of period     $14.201               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  34                -                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.327           $9.872               $-
Accumulation unit value at end of period     $13.489          $10.327               $-
Number of accumulation units outstanding
 at end of period (in thousands)                  50               43                -
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.934          $10.435          $10.435
Accumulation unit value at end of period     $15.573          $11.934          $10.435
Number of accumulation units outstanding
 at end of period (in thousands)                  16                9               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.160           $8.902           $8.902
Accumulation unit value at end of period     $13.232          $10.160           $8.902
Number of accumulation units outstanding
 at end of period (in thousands)                  14               20               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.625          $10.206          $10.461
Accumulation unit value at end of period     $15.109          $11.625          $10.206
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               20



(a)  Inception Date May 1, 2013.



(b) Inception Date January 17, 2013,


                                    APP I-156

                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.


            PROGRAM AND ADMINISTRATIVE CHARGE OF 0.00% -- METHOD TWO
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)



                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.32             $9.63             $9.92
Accumulation unit value at end of period       $11.14            $10.32             $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.37             $9.59             $9.87
Accumulation unit value at end of period       $11.42            $10.37             $9.59
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.21             $9.37             $9.63
Accumulation unit value at end of period       $11.47            $10.21             $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.31             $9.37             $9.61
Accumulation unit value at end of period       $11.85            $10.31             $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.25             $9.21             $9.45
Accumulation unit value at end of period       $12.06            $10.25             $9.21
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.26             $9.14             $9.37
Accumulation unit value at end of period       $12.30            $10.26             $9.14
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.50             $9.31             $9.54
Accumulation unit value at end of period       $12.77            $10.50             $9.31
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $10.30             $9.09             $9.33
Accumulation unit value at end of period       $12.60            $10.30             $9.09
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                         $7.98             $7.46             $7.85
Accumulation unit value at end of period        $9.56             $7.98             $7.46
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -


                                    APP I-157

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
Accumulation unit value at beginning of
 period                                         $8.44             $7.56             $7.81
Accumulation unit value at end of period       $10.22             $8.44             $7.56
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND
Accumulation unit value at beginning of
 period                                        $17.10            $15.23            $16.11
Accumulation unit value at end of period       $21.36            $17.10            $15.23
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
Accumulation unit value at beginning of
 period                                        $14.55            $12.71            $13.18
Accumulation unit value at end of period       $16.31            $14.55            $12.71
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                        $11.52            $10.40            $11.31
Accumulation unit value at end of period       $13.41            $11.52            $10.40
Number of accumulation units outstanding
 at end of period (in thousands)                    1                 1                 1
ALLIANZGI NFJ DIVIDEND VALUE FUND
Accumulation unit value at beginning of
 period                                        $12.64            $11.37            $11.22
Accumulation unit value at end of period       $15.90            $12.64            $11.37
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
ALLIANZGI NFJ INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of
 period                                        $21.38            $20.04                $-
Accumulation unit value at end of period       $23.12            $21.38                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
AMERICAN CENTURY DIVERSIFIED BOND FUND
Accumulation unit value at beginning of
 period                                        $11.15            $10.99            $11.06
Accumulation unit value at end of period       $10.55            $11.15            $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                         $7.82             $7.27             $7.15
Accumulation unit value at end of period        $8.58             $7.82             $7.27
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
AMERICAN CENTURY GROWTH FUND
Accumulation unit value at beginning of
 period                                        $26.40            $24.19            $25.40
Accumulation unit value at end of period       $32.05            $26.40            $24.19
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
AMERICAN CENTURY MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                        $13.02            $11.69            $12.15
Accumulation unit value at end of period       $15.73            $13.02            $11.69
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
AMERICAN CENTURY PRIME MONEY MARKET FUND
Accumulation unit value at beginning of
 period                                         $1.00             $1.00             $1.00
Accumulation unit value at end of period        $1.00             $1.00             $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -


                        APP I-158

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                        $8.47            $7.71            $8.26
Accumulation unit value at end of period       $9.67            $8.47            $7.71
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS AMCAP FUND(R)
Accumulation unit value at beginning of
 period                                       $21.38           $18.56           $18.62
Accumulation unit value at end of period      $26.88           $21.38           $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
Accumulation unit value at beginning of
 period                                       $28.19           $25.72           $25.40
Accumulation unit value at end of period      $34.60           $28.19           $25.72
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
Accumulation unit value at beginning of
 period                                       $52.77           $49.22           $49.18
Accumulation unit value at end of period      $58.55           $52.77           $49.22
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
Accumulation unit value at beginning of
 period                                       $36.99           $31.95           $32.38
Accumulation unit value at end of period      $45.07           $36.99           $31.95
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
Accumulation unit value at beginning of
 period                                       $40.45           $34.52           $35.89
Accumulation unit value at end of period      $48.13           $40.45           $34.52
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
Accumulation unit value at beginning of
 period                                       $40.70           $35.32           $35.46
Accumulation unit value at end of period      $51.87           $40.70           $35.32
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
Accumulation unit value at beginning of
 period                                       $30.74           $25.74           $26.41
Accumulation unit value at end of period      $36.90           $30.74           $25.74
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R)
Accumulation unit value at beginning of
 period                                       $33.89           $28.33           $28.79
Accumulation unit value at end of period      $42.39           $33.89           $28.33
Number of accumulation units outstanding
 at end of period (in thousands)                  39               41               47
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R)
Accumulation unit value at beginning of
 period                                       $18.01           $16.71           $16.50
Accumulation unit value at end of period      $20.58           $18.01           $16.71
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R)
Accumulation unit value at beginning of
 period                                       $30.09           $27.03           $27.00
Accumulation unit value at end of period      $36.60           $30.09           $27.03
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-159

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
Accumulation unit value at beginning of
 period                                       $28.05           $23.48           $23.77
Accumulation unit value at end of period      $37.64           $28.05           $23.48
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
Accumulation unit value at beginning of
 period                                       $31.02           $28.24           $27.92
Accumulation unit value at end of period      $39.18           $31.02           $28.24
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AVE MARIA GROWTH FUND
Accumulation unit value at beginning of
 period                                       $23.71           $20.67           $20.82
Accumulation unit value at end of period      $30.19           $23.71           $20.67
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AVE MARIA OPPORTUNITY FUND
Accumulation unit value at beginning of
 period                                       $11.38           $10.99           $11.25
Accumulation unit value at end of period      $14.08           $11.38           $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
AVE MARIA RISING DIVIDEND FUND
Accumulation unit value at beginning of
 period                                       $13.49           $12.68           $12.90
Accumulation unit value at end of period      $17.56           $13.49           $12.68
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
Accumulation unit value at beginning of
 period                                       $23.75           $20.89           $21.15
Accumulation unit value at end of period      $27.34           $23.75           $20.89
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
BLACKROCK EQUITY DIVIDEND FUND
Accumulation unit value at beginning of
 period                                       $19.89           $18.15           $17.95
Accumulation unit value at end of period      $24.28           $19.89           $18.15
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
BLACKROCK FLEXIBLE EQUITY FUND
Accumulation unit value at beginning of
 period                                       $11.82           $10.74           $10.82
Accumulation unit value at end of period      $14.45           $11.82           $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
BLACKROCK GLOBAL ALLOCATION FUND, INC.
Accumulation unit value at beginning of
 period                                       $19.74           $18.16           $18.84
Accumulation unit value at end of period      $21.33           $19.74           $18.16
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
Accumulation unit value at beginning of
 period                                       $32.75           $28.15           $29.30
Accumulation unit value at end of period      $39.85           $32.75           $28.15
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
Accumulation unit value at beginning of
 period                                       $18.59           $16.48           $16.50
Accumulation unit value at end of period      $23.25           $18.59           $16.48
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-160

                                         YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                       2013             2012             2011
--------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH
 FUND II
Accumulation unit value at
 beginning of period               $12.67           $13.22           $13.06
Accumulation unit value at
 end of period                     $14.43           $12.67           $13.22
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
CALAMOS GLOBAL EQUITY FUND
Accumulation unit value at
 beginning of period               $13.14           $12.06               $-
Accumulation unit value at
 end of period                     $15.33           $13.14               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
CALAMOS INTERNATIONAL GROWTH
 FUND
Accumulation unit value at
 beginning of period               $18.04               $-               $-(a)
Accumulation unit value at
 end of period                     $19.96               $-               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
CALVERT BOND PORTFOLIO
Accumulation unit value at
 beginning of period               $16.32           $15.78           $15.74
Accumulation unit value at
 end of period                     $15.52           $16.32           $15.78
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
CALVERT EQUITY PORTFOLIO
Accumulation unit value at
 beginning of period               $38.44           $33.33           $35.57
Accumulation unit value at
 end of period                     $48.01           $38.44           $33.33
Number of accumulation units
 outstanding at end of period
 (in thousands)                         0                0                0
CLEARBRIDGE APPRECIATION FUND
Accumulation unit value at
 beginning of period               $15.70           $15.28               $-
Accumulation unit value at
 end of period                     $19.35           $15.70               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
CLEARBRIDGE MID CAP CORE FUND
Accumulation unit value at
 beginning of period               $23.17           $20.52           $20.70
Accumulation unit value at
 end of period                     $29.25           $23.17           $20.52
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
CLEARBRIDGE SMALL CAP GROWTH
 FUND
Accumulation unit value at
 beginning of period               $20.18           $17.34           $17.40
Accumulation unit value at
 end of period                     $28.50           $20.18           $17.34
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
COLUMBIA ACORN(R) FUND
Accumulation unit value at
 beginning of period               $29.36           $26.63           $27.85
Accumulation unit value at
 end of period                     $35.78           $29.36           $26.63
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
COLUMBIA CONTRARIAN CORE FUND
Accumulation unit value at
 beginning of period               $16.09           $13.72           $14.00
Accumulation unit value at
 end of period                     $20.50           $16.09           $13.72
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
COLUMBIA MARSICO 21ST CENTURY
 FUND
Accumulation unit value at
 beginning of period               $13.31           $11.91           $12.11
Accumulation unit value at
 end of period                     $18.91           $13.31           $11.91
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -


                                    APP I-161

                                         YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                       2013             2012             2011
--------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
Accumulation unit value at
 beginning of period               $22.37           $19.98           $20.37
Accumulation unit value at
 end of period                     $24.76           $22.37           $19.98
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
COLUMBIA MID CAP VALUE FUND
Accumulation unit value at
 beginning of period               $14.80           $12.80           $12.76
Accumulation unit value at
 end of period                     $17.89           $14.80           $12.80
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
COLUMBIA SMALL CAP CORE FUND
Accumulation unit value at
 beginning of period               $15.72           $14.42           $14.97
Accumulation unit value at
 end of period                     $19.61           $15.72           $14.42
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at
 beginning of period               $34.78           $32.50           $32.63
Accumulation unit value at
 end of period                     $41.41           $34.78           $32.50
Number of accumulation units
 outstanding at end of period
 (in thousands)                         1                1                2
DELAWARE DIVERSIFIED INCOME
 FUND
Accumulation unit value at
 beginning of period                $9.35            $9.18               $-
Accumulation unit value at
 end of period                      $8.89            $9.35               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
DELAWARE EXTENDED DURATION
 BOND FUND
Accumulation unit value at
 beginning of period                $6.79            $6.50               $-
Accumulation unit value at
 end of period                      $6.23            $6.79               $-
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
DREYFUS BOND MARKET INDEX
 FUND
Accumulation unit value at
 beginning of period               $11.02           $10.97           $10.88
Accumulation unit value at
 end of period                     $10.32           $11.02           $10.97
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at
 beginning of period               $28.93           $25.92           $27.37
Accumulation unit value at
 end of period                     $36.75           $28.93           $25.92
Number of accumulation units
 outstanding at end of period
 (in thousands)                         1                1                1
DREYFUS S&P 500 INDEX FUND
Accumulation unit value at
 beginning of period               $38.41           $34.37           $34.80
Accumulation unit value at
 end of period                     $48.85           $38.41           $34.37
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -
DREYFUS SMALLCAP STOCK INDEX
 FUND
Accumulation unit value at
 beginning of period               $21.95           $19.74           $20.34
Accumulation unit value at
 end of period                     $29.63           $21.95           $19.74
Number of accumulation units
 outstanding at end of period
 (in thousands)                         0                0                1
DWS CAPITAL GROWTH FUND
Accumulation unit value at
 beginning of period               $58.83           $51.44           $52.36
Accumulation unit value at
 end of period                     $74.01           $58.83           $51.44
Number of accumulation units
 outstanding at end of period
 (in thousands)                         -                -                -


                                    APP I-162

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
DWS GLOBAL GROWTH FUND
Accumulation unit value at beginning of       $23.47           $20.10           $20.92
 period
Accumulation unit value at end of period      $29.46           $23.47           $20.10
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
EATON VANCE BALANCED FUND
Accumulation unit value at beginning of        $7.57            $6.91            $6.89
 period
Accumulation unit value at end of period       $8.46            $7.57            $6.91
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
EATON VANCE INCOME FUND OF BOSTON
Accumulation unit value at beginning of        $6.00            $5.66            $5.58
 period
Accumulation unit value at end of period       $6.06            $6.00            $5.66
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
EATON VANCE LARGE-CAP VALUE FUND
Accumulation unit value at beginning of       $19.50           $17.13           $16.97
 period
Accumulation unit value at end of period      $23.91           $19.50           $17.13
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
EATON VANCE-ATLANTA CAPITAL SMID-CAP
 FUND
Accumulation unit value at beginning of       $17.03           $15.40               $-
 period
Accumulation unit value at end of period      $22.96           $17.03               $-
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FEDERATED CLOVER SMALL VALUE FUND
Accumulation unit value at beginning of       $20.80           $20.09               $-
 period
Accumulation unit value at end of period      $25.91           $20.80               $-
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FEDERATED CLOVER VALUE FUND
Accumulation unit value at beginning of       $16.48           $14.53           $14.33
 period
Accumulation unit value at end of period      $21.76           $16.48           $14.53
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FEDERATED KAUFMANN FUND
Accumulation unit value at beginning of        $5.02            $4.65            $4.78
 period
Accumulation unit value at end of period       $6.17            $5.02            $4.65
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FRANKLIN GROWTH FUND
Accumulation unit value at beginning of       $50.61           $44.64           $45.02
 period
Accumulation unit value at end of period      $65.18           $50.61           $44.64
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FRANKLIN HIGH INCOME FUND
Accumulation unit value at beginning of        $2.09            $1.94            $1.91
 period
Accumulation unit value at end of period       $2.11            $2.09            $1.94
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FRANKLIN INCOME FUND
Accumulation unit value at beginning of        $2.24            $2.10            $2.06
 period
Accumulation unit value at end of period       $2.42            $2.24            $2.10
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)


                                    APP I-163

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of       $46.45           $40.94           $42.61
 period
Accumulation unit value at end of period      $59.50           $46.45           $40.94
Number of accumulation units outstanding           0                0                0
 at end of period (in thousands)
FRANKLIN STRATEGIC INCOME FUND
Accumulation unit value at beginning of       $10.68           $10.09           $10.04
 period
Accumulation unit value at end of period      $10.46           $10.68           $10.09
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
Accumulation unit value at beginning of       $14.06           $13.33           $13.51
 period
Accumulation unit value at end of period      $14.65           $14.06           $13.33
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
Accumulation unit value at beginning of       $15.81           $14.53           $14.83
 period
Accumulation unit value at end of period      $18.40           $15.81           $14.53
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
Accumulation unit value at beginning of       $14.59           $13.68           $13.89
 period
Accumulation unit value at end of period      $15.79           $14.59           $13.68
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FRANKLIN TOTAL RETURN FUND
Accumulation unit value at beginning of       $10.33           $10.04           $10.19
 period
Accumulation unit value at end of period       $9.85           $10.33           $10.04
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FROST DIVIDEND VALUE EQUITY FUND
Accumulation unit value at beginning of        $9.04            $8.81            $8.71
 period
Accumulation unit value at end of period      $10.82            $9.04            $8.81
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
FROST GROWTH EQUITY FUND
Accumulation unit value at beginning of       $10.85            $9.65            $9.82
 period
Accumulation unit value at end of period      $13.53           $10.85            $9.65
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of       $15.08           $15.42           $15.67
 period
Accumulation unit value at end of period      $14.52           $15.08           $15.42
Number of accumulation units outstanding           1                1                1
 at end of period (in thousands)
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of       $22.91           $20.66           $22.14
 period
Accumulation unit value at end of period      $27.94           $22.91           $20.66
Number of accumulation units outstanding           -                -                -
 at end of period (in thousands)
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of        $7.29            $6.85            $6.78
 period
Accumulation unit value at end of period       $7.12            $7.29            $6.85
Number of accumulation units outstanding           7                2                3
 at end of period (in thousands)


                                    APP I-164

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
-----------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
Accumulation unit value at beginning of
 period                                        $12.66            $10.74            $10.71
Accumulation unit value at end of period       $16.68            $12.66            $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                        $39.03            $37.29                $-
Accumulation unit value at end of period       $44.08            $39.03                $-
Number of accumulation units outstanding
 at end of period (in thousands)                   36                35                 -
GOLDMAN SACHS SATELLITE STRATEGIES
Accumulation unit value at beginning of
 period                                         $8.22             $7.99                $-
Accumulation unit value at end of period        $8.16             $8.22                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
GOLDMAN SACHS SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                        $42.31            $38.90            $39.01
Accumulation unit value at end of period       $53.23            $42.31            $38.90
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO AMERICAN FRANCHISE FUND
Accumulation unit value at beginning of
 period                                        $12.63            $12.88                $-
Accumulation unit value at end of period       $16.91            $12.63                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO AMERICAN VALUE FUND
Accumulation unit value at beginning of
 period                                        $31.77            $27.27            $26.46
Accumulation unit value at end of period       $39.55            $31.77            $27.27
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO COMSTOCK FUND
Accumulation unit value at beginning of
 period                                        $17.81            $15.21            $15.05
Accumulation unit value at end of period       $23.77            $17.81            $15.21
Number of accumulation units outstanding
 at end of period (in thousands)                  137               154               178
INVESCO DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                        $33.85            $28.53            $29.85
Accumulation unit value at end of period       $32.38            $33.85            $28.53
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO EQUITY AND INCOME FUND
Accumulation unit value at beginning of
 period                                         $9.19             $8.32             $8.20
Accumulation unit value at end of period       $10.66             $9.19             $8.32
Number of accumulation units outstanding
 at end of period (in thousands)                  263               265               301
INVESCO GROWTH AND INCOME FUND
Accumulation unit value at beginning of
 period                                        $20.94            $18.57            $18.24
Accumulation unit value at end of period       $27.02            $20.94            $18.57
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                        $28.84            $25.30            $26.12
Accumulation unit value at end of period       $33.85            $28.84            $25.30
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -


                                    APP I-165

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
-----------------------------------------------------------------------------------------
INVESCO MID CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                        $28.02            $25.07            $27.66
Accumulation unit value at end of period       $37.45            $28.02            $25.07
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                        $24.42            $25.76                $-
Accumulation unit value at end of period       $21.68            $24.42                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    2                 2                 -
INVESCO SMALL CAP DISCOVERY FUND
Accumulation unit value at beginning of
 period                                        $10.09             $9.63            $10.84
Accumulation unit value at end of period       $11.87            $10.09             $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO SMALL CAP EQUITY FUND
Accumulation unit value at beginning of
 period                                        $13.24            $12.19            $12.22
Accumulation unit value at end of period       $17.00            $13.24            $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                        $30.00            $27.71            $28.49
Accumulation unit value at end of period       $39.68            $30.00            $27.71
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
INVESCO SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                        $16.36            $15.43            $16.56
Accumulation unit value at end of period       $21.66            $16.36            $15.43
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
IVY ASSET STRATEGY FUND
Accumulation unit value at beginning of
 period                                        $25.93            $22.30            $23.74
Accumulation unit value at end of period       $32.08            $25.93            $22.30
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
IVY GLOBAL NATURAL RESOURCES FUND
Accumulation unit value at beginning of
 period                                        $17.21            $17.20            $18.49
Accumulation unit value at end of period       $18.62            $17.21            $17.20
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
IVY LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                        $14.81            $13.43            $13.55
Accumulation unit value at end of period       $17.95            $14.81            $13.43
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
JANUS BALANCED FUND
Accumulation unit value at beginning of
 period                                        $26.22            $24.48            $24.83
Accumulation unit value at end of period       $29.96            $26.22            $24.48
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
JANUS ENTERPRISE FUND
Accumulation unit value at beginning of
 period                                        $65.32            $57.60            $58.10
Accumulation unit value at end of period       $80.63            $65.32            $57.60
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -


                                    APP I-166

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
JANUS FORTY FUND
Accumulation unit value at beginning of
 period                                       $37.95           $30.77           $31.17
Accumulation unit value at end of period      $40.48           $37.95           $30.77
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JANUS OVERSEAS FUND
Accumulation unit value at beginning of
 period                                       $34.03           $31.28           $36.06
Accumulation unit value at end of period      $36.73           $34.03           $31.28
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN CORE BOND FUND
Accumulation unit value at beginning of
 period                                       $12.07           $11.85           $11.80
Accumulation unit value at end of period      $11.48           $12.07           $11.85
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                       $24.83               $-               $-(a)
Accumulation unit value at end of period      $31.78               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN PRIME MONEY MARKET FUND
Accumulation unit value at beginning of
 period                                        $1.00            $1.00            $1.00
Accumulation unit value at end of period       $1.00            $1.00            $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMALL CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                       $10.81           $10.55           $10.82
Accumulation unit value at end of period      $14.43           $10.81           $10.55
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                       $20.58           $17.27           $17.08
Accumulation unit value at end of period      $27.05           $20.58           $17.27
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2010 FUND
Accumulation unit value at beginning of
 period                                       $15.88           $15.60               $-
Accumulation unit value at end of period      $16.63           $15.88               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2015 FUND
Accumulation unit value at beginning of
 period                                       $16.10           $15.71               $-
Accumulation unit value at end of period      $17.23           $16.10               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2020 FUND
Accumulation unit value at beginning of
 period                                       $16.25           $15.77               $-
Accumulation unit value at end of period      $17.85           $16.25               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2025 FUND
Accumulation unit value at beginning of
 period                                       $15.39           $14.91               $-
Accumulation unit value at end of period      $17.22           $15.39               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-167

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT(R) 2030 FUND
Accumulation unit value at beginning of
 period                                       $16.08           $15.54               $-
Accumulation unit value at end of period      $18.50           $16.08               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2035 FUND
Accumulation unit value at beginning of
 period                                       $15.20           $14.69               $-
Accumulation unit value at end of period      $17.68           $15.20               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2040 FUND
Accumulation unit value at beginning of
 period                                       $16.07           $15.51               $-
Accumulation unit value at end of period      $18.96           $16.07               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2045 FUND
Accumulation unit value at beginning of
 period                                       $15.28           $14.75               $-
Accumulation unit value at end of period      $17.92           $15.28               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2050 FUND
Accumulation unit value at beginning of
 period                                       $15.27           $14.75               $-
Accumulation unit value at end of period      $17.89           $15.27               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) 2055 FUND
Accumulation unit value at beginning of
 period                                       $16.41           $15.66               $-
Accumulation unit value at end of period      $19.58           $16.41               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN SMARTRETIREMENT(R) INCOME FUND
Accumulation unit value at beginning of
 period                                       $16.37           $16.08               $-
Accumulation unit value at end of period      $17.14           $16.37               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN U.S. EQUITY FUND
Accumulation unit value at beginning of
 period                                       $11.21            $9.90           $10.01
Accumulation unit value at end of period      $14.07           $11.21            $9.90
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
JPMORGAN U.S. REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                       $15.87           $16.16           $15.53
Accumulation unit value at end of period      $15.45           $15.87           $16.16
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                       $15.53           $14.43           $15.09
Accumulation unit value at end of period      $15.78           $15.53           $14.43
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                       $14.90           $13.81           $14.05
Accumulation unit value at end of period      $15.62           $14.90           $13.81
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-168

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                       $17.69           $16.18           $16.38
Accumulation unit value at end of period      $18.98           $17.69           $16.18
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH 2055 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                       $12.73           $11.46               $-
Accumulation unit value at end of period      $14.62           $12.73               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH(R) 2025 PORTFOLIO
Accumulation unit value at beginning of
 period                                       $12.19           $11.29               $-
Accumulation unit value at end of period      $13.10           $12.19               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH(R) 2035 PORTFOLIO
Accumulation unit value at beginning of
 period                                       $12.51           $11.45               $-
Accumulation unit value at end of period      $13.77           $12.51               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH(R) 2045 PORTFOLIO
Accumulation unit value at beginning of
 period                                       $12.75           $11.55               $-
Accumulation unit value at end of period      $14.39           $12.75               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH(R) 2050 PORTFOLIO
Accumulation unit value at beginning of
 period                                       $19.17           $17.15           $17.68
Accumulation unit value at end of period      $21.36           $19.17           $17.15
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                       $10.84           $10.50           $10.87
Accumulation unit value at end of period      $10.69           $10.84           $10.50
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LKCM AQUINAS GROWTH FUND
Accumulation unit value at beginning of
 period                                       $18.53           $16.86           $17.34
Accumulation unit value at end of period      $21.44           $18.53           $16.86
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LKCM AQUINAS VALUE FUND
Accumulation unit value at beginning of
 period                                       $14.18           $12.72           $12.85
Accumulation unit value at end of period      $17.99           $14.18           $12.72
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LOOMIS SAYLES BOND FUND
Accumulation unit value at beginning of
 period                                       $15.01           $13.84           $13.87
Accumulation unit value at end of period      $15.05           $15.01           $13.84
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LORD ABBETT AFFILIATED FUND, INC.
Accumulation unit value at beginning of
 period                                       $12.02           $10.54           $10.46
Accumulation unit value at end of period      $15.57           $12.02           $10.54
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-169

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK FUND
Accumulation unit value at beginning of
 period                                       $30.56           $26.90           $27.06
Accumulation unit value at end of period      $15.19           $30.56           $26.90
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LORD ABBETT DEVELOPING GROWTH FUND
Accumulation unit value at beginning of
 period                                       $19.92           $19.65           $20.15
Accumulation unit value at end of period      $25.77           $19.92           $19.65
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LORD ABBETT FUNDAMENTAL EQUITY FUND
Accumulation unit value at beginning of
 period                                       $13.16           $12.11           $12.21
Accumulation unit value at end of period      $15.31           $13.16           $12.11
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LORD ABBETT GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                       $19.48           $17.12           $21.30
Accumulation unit value at end of period      $22.35           $19.48           $17.12
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
Accumulation unit value at beginning of
 period                                       $11.76           $10.49           $11.03
Accumulation unit value at end of period      $14.11           $11.76           $10.49
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LORD ABBETT TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                       $10.77           $10.57           $10.94
Accumulation unit value at end of period      $10.30           $10.77           $10.57
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
LORD ABBETT VALUE OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                       $16.58           $15.11           $15.25
Accumulation unit value at end of period      $20.60           $16.58           $15.11
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MASSACHUSETTS INVESTORS TRUST
Accumulation unit value at beginning of
 period                                       $21.34           $18.56           $18.75
Accumulation unit value at end of period      $27.53           $21.34           $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) EMERGING MARKETS DEBT FUND
Accumulation unit value at beginning of
 period                                       $16.37           $14.56           $14.47
Accumulation unit value at end of period      $14.56           $16.37           $14.56
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of
 period                                       $10.48           $10.58           $10.53
Accumulation unit value at end of period       $9.92           $10.48           $10.58
Number of accumulation units outstanding
 at end of period (in thousands)                   0                -                -
MFS(R) GROWTH FUND
Accumulation unit value at beginning of
 period                                       $48.56           $41.46           $42.25
Accumulation unit value at end of period      $65.15           $48.56           $41.46
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-170

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                       $24.88           $21.12           $21.91
Accumulation unit value at end of period      $27.93           $24.88           $21.12
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of
 period                                       $26.92           $23.65           $24.08
Accumulation unit value at end of period      $33.57           $26.92           $23.65
Number of accumulation units outstanding
 at end of period (in thousands)                  21               23               27
MFS(R) NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                       $20.93           $20.18               $-
Accumulation unit value at end of period      $26.90           $20.93               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) RESEARCH BOND FUND
Accumulation unit value at beginning of
 period                                       $11.11           $10.69           $10.59
Accumulation unit value at end of period      $10.67           $11.11           $10.69
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) RESEARCH INTERNATIONAL FUND
Accumulation unit value at beginning of
 period                                       $15.11           $13.19           $13.74
Accumulation unit value at end of period      $17.69           $15.11           $13.19
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                       $15.22           $14.02           $13.99
Accumulation unit value at end of period      $17.58           $15.22           $14.02
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) UTILITIES FUND
Accumulation unit value at beginning of
 period                                       $18.60           $16.93           $16.82
Accumulation unit value at end of period      $20.84           $18.60           $16.93
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MFS(R) VALUE FUND
Accumulation unit value at beginning of
 period                                       $25.28           $22.32           $22.32
Accumulation unit value at end of period      $33.11           $25.28           $22.32
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MSIF OPPORTUNITY PORTFOLIO
Accumulation unit value at beginning of
 period                                       $16.28           $17.36               $-
Accumulation unit value at end of period      $21.23           $16.28               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                       $31.94           $27.60           $28.08
Accumulation unit value at end of period      $41.81           $31.94           $27.60
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
MUTUAL BEACON FUND
Accumulation unit value at beginning of
 period                                       $13.28           $11.61           $11.67
Accumulation unit value at end of period      $16.80           $13.28           $11.61
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-171

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY FUND
Accumulation unit value at beginning of
 period                                       $28.27           $27.14           $27.34
Accumulation unit value at end of period      $33.24           $28.27           $27.14
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
MUTUAL SHARES FUND
Accumulation unit value at beginning of
 period                                       $22.31           $19.81           $19.78
Accumulation unit value at end of period      $28.12           $22.31           $19.81
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
Accumulation unit value at beginning of
 period                                       $18.34           $16.70           $16.93
Accumulation unit value at end of period      $22.75           $18.34           $16.70
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN EQUITY INDEX FUND
Accumulation unit value at beginning of
 period                                       $22.00           $19.89           $21.38
Accumulation unit value at end of period      $26.40           $22.00           $19.89
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                       $40.23           $37.83           $40.97
Accumulation unit value at end of period      $45.36           $40.23           $37.83
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN MID CAP INDEX FUND
Accumulation unit value at beginning of
 period                                       $13.78           $12.24           $12.82
Accumulation unit value at end of period      $17.48           $13.78           $12.24
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN SANTA BARBARA DIVIDEND GROWTH
 FUND
Accumulation unit value at beginning of
 period                                       $28.03               $-               $-(a)
Accumulation unit value at end of period      $33.10               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN SMALL CAP INDEX FUND
Accumulation unit value at beginning of
 period                                       $11.51           $11.52               $-
Accumulation unit value at end of period      $14.96           $11.51               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN SMALL CAP SELECT FUND
Accumulation unit value at beginning of
 period                                       $11.90           $12.61           $12.48
Accumulation unit value at end of period      $14.28           $11.90           $12.61
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
NUVEEN TRADEWINDS INTERNATIONAL VALUE
Accumulation unit value at beginning of
 period                                       $21.13           $21.41               $-
Accumulation unit value at end of period      $25.15           $21.13               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER DEVELOPING MARKETS FUND
Accumulation unit value at beginning of
 period                                       $35.29           $29.32           $31.00
Accumulation unit value at end of period      $38.02           $35.29           $29.32
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-172

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY INCOME FUND, INC.
Accumulation unit value at beginning of
 period                                       $25.51           $23.38               $-
Accumulation unit value at end of period      $31.49           $25.51               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER GLOBAL FUND
Accumulation unit value at beginning of
 period                                       $64.50           $54.04           $56.16
Accumulation unit value at end of period      $78.78           $64.50           $54.04
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
Accumulation unit value at beginning of
 period                                        $4.36            $4.07            $4.05
Accumulation unit value at end of period       $4.13            $4.36            $4.07
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Accumulation unit value at beginning of
 period                                       $31.51           $34.68           $43.10
Accumulation unit value at end of period      $16.44           $31.51           $34.68
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER INTERNATIONAL BOND FUND
Accumulation unit value at beginning of
 period                                        $6.58            $6.21            $6.29
Accumulation unit value at end of period       $6.08            $6.58            $6.21
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER INTERNATIONAL DIVERSIFIED
 FUND
Accumulation unit value at beginning of
 period                                       $12.06           $10.32               $-
Accumulation unit value at end of period      $14.89           $12.06               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER INTERNATIONAL GROWTH FUND
Accumulation unit value at beginning of
 period                                       $30.88           $25.69           $26.43
Accumulation unit value at end of period      $38.35           $30.88           $25.69
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER MAIN STREET SELECT FUND(R)
Accumulation unit value at beginning of
 period                                       $14.25           $12.37           $12.12
Accumulation unit value at end of period      $18.35           $14.25           $12.37
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND(R)
Accumulation unit value at beginning of
 period                                       $22.98           $19.84           $19.88
Accumulation unit value at end of period      $30.64           $22.98           $19.84
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                       $22.83           $20.11           $19.25
Accumulation unit value at end of period      $23.13           $22.83           $20.11
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
OPPENHEIMER RISING DIVIDENDS FUND
Accumulation unit value at beginning of
 period                                       $18.17               $-               $-(a)
Accumulation unit value at end of period      $19.72               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-173

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
Accumulation unit value at beginning of
 period                                       $32.41           $29.63           $29.91
Accumulation unit value at end of period      $44.35           $32.41           $29.63
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PERKINS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                       $21.28           $20.17           $22.01
Accumulation unit value at end of period      $23.34           $21.28           $20.17
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                       $12.27           $11.79           $12.18
Accumulation unit value at end of period      $10.97           $12.27           $11.79
Number of accumulation units outstanding
 at end of period (in thousands)                   7               10                9
PIMCO TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                       $11.24           $10.87           $10.78
Accumulation unit value at end of period      $10.69           $11.24           $10.87
Number of accumulation units outstanding
 at end of period (in thousands)                  39               43               56
PIMCO TOTAL RETURN III FUND
Accumulation unit value at beginning of
 period                                        $9.89            $9.64               $-
Accumulation unit value at end of period       $9.38            $9.89               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PIONEER DISCIPLINED VALUE FUND
Accumulation unit value at beginning of
 period                                       $18.26           $17.03           $17.11
Accumulation unit value at end of period      $19.58           $18.26           $17.03
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PIONEER FUND
Accumulation unit value at beginning of
 period                                       $32.45           $38.62           $38.90
Accumulation unit value at end of period      $39.18           $32.45           $38.62
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PIONEER FUNDAMENTAL GROWTH FUND
Accumulation unit value at beginning of
 period                                       $13.72               $-               $-(a)
Accumulation unit value at end of period      $16.76               $-               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PIONEER MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                       $21.61           $19.66           $19.88
Accumulation unit value at end of period      $25.74           $21.61           $19.66
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                       $29.78           $27.77           $28.42
Accumulation unit value at end of period      $39.39           $29.78           $27.77
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PIONEER STRATEGIC INCOME FUND
Accumulation unit value at beginning of
 period                                       $11.28           $10.63           $10.58
Accumulation unit value at end of period      $10.81           $11.28           $10.63
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-174

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
-------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
Accumulation unit value at beginning of
 period                                       $15.96           $14.87           $15.70
Accumulation unit value at end of period      $17.15           $15.96           $14.87
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
Accumulation unit value at beginning of
 period                                       $31.23           $27.79           $28.36
Accumulation unit value at end of period      $38.84           $31.23           $27.79
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PRUDENTIAL JENNISON NATURAL RESOURCES
 FUND, INC.
Accumulation unit value at beginning of
 period                                       $45.09           $48.49               $-
Accumulation unit value at end of period      $49.49           $45.09               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PUTNAM EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                       $16.99           $15.01           $14.94
Accumulation unit value at end of period      $20.47           $16.99           $15.01
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PUTNAM HIGH YIELD ADVANTAGE FUND
Accumulation unit value at beginning of
 period                                        $6.16            $5.72            $5.62
Accumulation unit value at end of period       $6.20            $6.16            $5.72
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                       $32.86           $27.21           $29.41
Accumulation unit value at end of period      $40.17           $32.86           $27.21
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
Accumulation unit value at beginning of
 period                                       $14.14           $13.59               $-
Accumulation unit value at end of period      $16.65           $14.14               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
RIDGEWORTH MID-CAP VALUE EQUITY FUND
Accumulation unit value at beginning of
 period                                       $11.66            $9.75           $10.77
Accumulation unit value at end of period      $13.51           $11.66            $9.75
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
Accumulation unit value at beginning of
 period                                       $13.60           $12.19           $12.87
Accumulation unit value at end of period      $17.55           $13.60           $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
RIDGEWORTH TOTAL RETURN BOND FUND
Accumulation unit value at beginning of
 period                                       $11.23           $11.13           $11.32
Accumulation unit value at end of period      $10.59           $11.23           $11.13
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
ROYCE TOTAL RETURN FUND
Accumulation unit value at beginning of
 period                                       $10.53            $9.90           $10.02
Accumulation unit value at end of period      $12.40           $10.53            $9.90
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-175

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
ROYCE VALUE FUND
Accumulation unit value at beginning of
 period                                        $9.14            $8.95            $9.93
Accumulation unit value at end of period      $10.65            $9.14            $8.95
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
T. ROWE PRICE EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                       $26.36           $22.98           $22.66
Accumulation unit value at end of period      $32.72           $26.36           $22.98
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
T. ROWE PRICE GROWTH STOCK FUND, INC.
Accumulation unit value at beginning of
 period                                       $36.78           $31.08           $31.39
Accumulation unit value at end of period      $50.94           $36.78           $31.08
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of
 period                                        $6.87            $5.92            $6.29
Accumulation unit value at end of period       $8.31            $6.87            $5.92
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TEMPLETON GLOBAL BOND FUND
Accumulation unit value at beginning of
 period                                       $13.38           $12.41           $12.73
Accumulation unit value at end of period      $13.14           $13.38           $12.41
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Accumulation unit value at beginning of
 period                                       $18.72           $15.57           $16.17
Accumulation unit value at end of period      $23.32           $18.72           $15.57
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD BALANCED ALLOCATION FUND
Accumulation unit value at beginning of
 period                                       $11.94           $10.98           $11.07
Accumulation unit value at end of period      $12.95           $11.94           $10.98
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD BALANCED INCOME FUND
Accumulation unit value at beginning of
 period                                       $12.15           $11.79               $-
Accumulation unit value at end of period      $13.11           $12.15               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD CAPITAL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                       $36.88           $30.86           $31.49
Accumulation unit value at end of period      $50.21           $36.88           $30.86
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD CAPITAL APPRECIATION II
 FUND
Accumulation unit value at beginning of
 period                                       $14.72           $12.45           $12.57
Accumulation unit value at end of period      $19.81           $14.72           $12.45
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD CHECKS AND BALANCES FUND
Accumulation unit value at beginning of
 period                                        $9.96            $9.04            $9.06
Accumulation unit value at end of period      $11.18            $9.96            $9.04
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                                    APP I-176

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
Accumulation unit value at beginning of
 period                                       $10.95           $10.56           $10.62
Accumulation unit value at end of period      $10.68           $10.95           $10.56
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD DIVIDEND AND GROWTH FUND
Accumulation unit value at beginning of
 period                                       $20.86           $19.10           $18.82
Accumulation unit value at end of period      $25.21           $20.86           $19.10
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD EQUITY INCOME FUND
Accumulation unit value at beginning of
 period                                       $14.72           $13.44           $13.10
Accumulation unit value at end of period      $18.11           $14.72           $13.44
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD GLOBAL ALL-ASSET FUND
Accumulation unit value at beginning of
 period                                       $11.42           $11.15               $-
Accumulation unit value at end of period      $12.57           $11.42               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD GROWTH ALLOCATION FUND
Accumulation unit value at beginning of
 period                                       $12.24           $10.88           $11.02
Accumulation unit value at end of period      $14.64           $12.24           $10.88
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD GROWTH OPPORTUNITIES FUND
Accumulation unit value at beginning of
 period                                       $31.70           $25.10           $25.96
Accumulation unit value at end of period      $41.15           $31.70           $25.10
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                        $7.62            $7.37               $-
Accumulation unit value at end of period       $7.65            $7.62               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD INFLATION PLUS FUND
Accumulation unit value at beginning of
 period                                       $12.18           $11.95           $11.94
Accumulation unit value at end of period      $10.64           $12.18           $11.95
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
Accumulation unit value at beginning of
 period                                       $15.48           $13.17           $13.71
Accumulation unit value at end of period      $17.86           $15.48           $13.17
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
Accumulation unit value at beginning of
 period                                       $13.80           $13.11               $-
Accumulation unit value at end of period      $18.35           $13.80               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD MIDCAP FUND
Accumulation unit value at beginning of
 period                                       $21.71           $19.38           $19.60
Accumulation unit value at end of period      $28.08           $21.71           $19.38
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                                    APP I-177

                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013              2012              2011
-----------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE FUND
Accumulation unit value at beginning of
 period                                        $13.59            $12.91                $-
Accumulation unit value at end of period       $16.56            $13.59                $-
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD SMALL COMPANY FUND
Accumulation unit value at beginning of
 period                                        $20.13            $18.71            $19.15
Accumulation unit value at end of period       $25.96            $20.13            $18.71
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2010 FUND
Accumulation unit value at beginning of
 period                                         $9.96             $9.55             $9.74
Accumulation unit value at end of period       $10.02             $9.96             $9.55
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2015 FUND
Accumulation unit value at beginning of
 period                                        $13.61            $12.83            $13.03
Accumulation unit value at end of period       $13.99            $13.61            $12.83
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2020 FUND
Accumulation unit value at beginning of
 period                                        $10.82            $10.12            $10.28
Accumulation unit value at end of period       $11.42            $10.82            $10.12
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2025 FUND
Accumulation unit value at beginning of
 period                                        $14.07            $12.98            $13.15
Accumulation unit value at end of period       $15.40            $14.07            $12.98
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2030 FUND
Accumulation unit value at beginning of
 period                                         $9.77             $9.04             $9.17
Accumulation unit value at end of period       $10.86             $9.77             $9.04
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2035 FUND
Accumulation unit value at beginning of
 period                                        $14.42            $12.95            $13.12
Accumulation unit value at end of period       $16.52            $14.42            $12.95
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2040 FUND
Accumulation unit value at beginning of
 period                                        $14.59            $13.13            $13.29
Accumulation unit value at end of period       $16.71            $14.59            $13.13
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2045 FUND
Accumulation unit value at beginning of
 period                                        $14.10            $12.66            $12.82
Accumulation unit value at end of period       $16.24            $14.10            $12.66
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -
THE HARTFORD TARGET RETIREMENT 2050 FUND
Accumulation unit value at beginning of
 period                                        $14.21            $12.70            $12.85
Accumulation unit value at end of period       $16.32            $14.21            $12.70
Number of accumulation units outstanding
 at end of period (in thousands)                    -                 -                 -


                        APP I-178

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND
Accumulation unit value at beginning of
 period                                       $11.02           $10.90           $10.80
Accumulation unit value at end of period      $10.56           $11.02           $10.90
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THE HARTFORD VALUE FUND
Accumulation unit value at beginning of
 period                                       $11.69           $10.93           $10.78
Accumulation unit value at end of period      $12.56           $11.69           $10.93
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THORNBURG INTERNATIONAL VALUE FUND
Accumulation unit value at beginning of
 period                                       $27.33           $23.95           $24.56
Accumulation unit value at end of period      $31.24           $27.33           $23.95
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
THORNBURG VALUE FUND
Accumulation unit value at beginning of
 period                                       $32.43           $29.27           $29.76
Accumulation unit value at end of period      $45.30           $32.43           $29.27
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF BOND INDEX FUND
Accumulation unit value at beginning of
 period                                       $11.00           $10.80               $-
Accumulation unit value at end of period      $10.54           $11.00               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF EQUITY INDEX FUND
Accumulation unit value at beginning of
 period                                       $10.96            $9.95               $-
Accumulation unit value at end of period      $14.33           $10.96               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF LARGE-CAP GROWTH INDEX FUND
Accumulation unit value at beginning of
 period                                       $14.61           $13.30               $-
Accumulation unit value at end of period      $19.15           $14.61               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIAA-CREF LARGE-CAP VALUE INDEX FUND
Accumulation unit value at beginning of
 period                                       $13.08           $12.11               $-
Accumulation unit value at end of period      $16.52           $13.08               $-
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
Accumulation unit value at beginning of
 period                                       $15.05           $13.34           $13.44
Accumulation unit value at end of period      $18.48           $15.05           $13.34
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                       $16.65           $14.46           $14.35
Accumulation unit value at end of period      $21.82           $16.65           $14.46
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
VICTORY ESTABLISHED VALUE FUND
Accumulation unit value at beginning of
 period                                       $27.49           $25.35           $25.93
Accumulation unit value at end of period      $34.43           $27.49           $25.35
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -


                        APP I-179

                                                    YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011
--------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
Accumulation unit value at beginning of
 period                                       $32.30           $30.24           $30.12
Accumulation unit value at end of period      $40.22           $32.30           $30.24
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                       $16.03           $14.55           $14.67
Accumulation unit value at end of period      $20.95           $16.03           $14.55
Number of accumulation units outstanding
 at end of period (in thousands)                   0                0                0
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
Accumulation unit value at beginning of
 period                                       $12.82           $11.92           $12.17
Accumulation unit value at end of period      $14.03           $12.82           $11.92
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
Accumulation unit value at beginning of
 period                                       $21.60           $19.26           $20.37
Accumulation unit value at end of period      $21.04           $21.60           $19.26
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
Accumulation unit value at beginning of
 period                                       $14.34           $13.50           $13.32
Accumulation unit value at end of period      $16.56           $14.34           $13.50
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
Accumulation unit value at beginning of
 period                                       $22.30           $19.73           $20.55
Accumulation unit value at end of period      $26.58           $22.30           $19.73
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Accumulation unit value at beginning of
 period                                       $15.19           $13.10           $13.38
Accumulation unit value at end of period      $20.69           $15.19           $13.10
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of
 period                                       $29.56           $26.09           $26.23
Accumulation unit value at end of period      $38.35           $29.56           $26.09
Number of accumulation units outstanding
 at end of period (in thousands)                   -                -                -



(a)  Inception Date January 17, 2013.


                                    APP I-180

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN CENTURY
                                                  EQUITY              AMERICAN CENTURY VP
                                                INCOME FUND               GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 3,363,043                   681,613
                                               =============             =============
  Cost                                           $28,112,645               $19,451,606
                                               =============             =============
  Market value                                   $28,853,699               $22,234,675
 Due from Sponsor Company                                 --                     9,210
 Receivable from fund shares sold                      4,963                        --
 Other assets                                              2                         1
                                               -------------             -------------
 Total assets                                     28,858,664                22,243,886
                                               -------------             -------------
LIABILITIES:
 Due to Sponsor Company                                4,963                        --
 Payable for fund shares purchased                        --                     9,210
 Other liabilities                                        --                        --
                                               -------------             -------------
 Total liabilities                                     4,963                     9,210
                                               -------------             -------------
NET ASSETS:
 For contract liabilities                        $28,853,701               $22,234,676
                                               =============             =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,874,866                 1,575,795
 Minimum unit fair value #*                           $12.36                    $13.68
 Maximum unit fair value #*                           $26.36                    $26.81
 Contract liability                              $28,853,701               $22,234,676
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                        --
 Minimum unit fair value #*                               --                        --
 Maximum unit fair value #*                               --                        --
 Contract liability                                       --                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        AMERICAN CENTURY
                                   AMERICAN CENTURY VP       AMERICAN CENTURY VP           SMALL CAP
                                      ULTRA(R) FUND             BALANCED FUND              VALUE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           3,029                    17,372                   373,356
                                        ==========                ==========              ============
  Cost                                     $76,176                  $112,917                $3,205,517
                                        ==========                ==========              ============
  Market value                            $100,206                  $140,362                $3,630,863
 Due from Sponsor Company                       15                        --                     1,931
 Receivable from fund shares
  sold                                          --                         3                        --
 Other assets                                   --                        --                        --
                                        ----------                ----------              ------------
 Total assets                              100,221                   140,365                 3,632,794
                                        ----------                ----------              ------------
LIABILITIES:
 Due to Sponsor Company                         --                         3                        --
 Payable for fund shares
  purchased                                     15                        --                     1,931
 Other liabilities                              --                        --                         1
                                        ----------                ----------              ------------
 Total liabilities                              15                         3                     1,932
                                        ----------                ----------              ------------
NET ASSETS:
 For contract liabilities                 $100,206                  $140,362                $3,630,862
                                        ==========                ==========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               6,155                     9,474                   198,417
 Minimum unit fair value #*                 $15.55                    $14.82                    $16.87
 Maximum unit fair value #*                 $16.92                    $14.82                    $24.86
 Contract liability                       $100,206                  $140,362                $3,630,862
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --                        --
 Minimum unit fair value #*                     --                        --                        --
 Maximum unit fair value #*                     --                        --                        --
 Contract liability                             --                        --                        --

                                    AMERICAN CENTURY VP        AMERICAN CENTURY       AMERICAN CENTURY
                                       LARGE COMPANY          INFLATION-ADJUSTED           EQUITY
                                        VALUE FUND                BOND FUND              GROWTH FUND
                                        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           5,878                    12,512                  2,446
                                         =========                ==========              =========
  Cost                                     $43,217                  $150,480                $48,470
                                         =========                ==========              =========
  Market value                             $47,669                  $143,759                $75,191
 Due from Sponsor Company                       --                        --                     --
 Receivable from fund shares
  sold                                          14                        29                     20
 Other assets                                   --                        --                     --
                                         ---------                ----------              ---------
 Total assets                               47,683                   143,788                 75,211
                                         ---------                ----------              ---------
LIABILITIES:
 Due to Sponsor Company                         14                        29                     20
 Payable for fund shares
  purchased                                     --                        --                     --
 Other liabilities                              --                        --                     --
                                         ---------                ----------              ---------
 Total liabilities                              14                        29                     20
                                         ---------                ----------              ---------
NET ASSETS:
 For contract liabilities                  $47,669                  $143,759                $75,191
                                         =========                ==========              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               4,122                    11,519                  4,898
 Minimum unit fair value #*                 $11.18                    $12.35                 $12.69
 Maximum unit fair value #*                 $13.70                    $12.74                 $15.67
 Contract liability                        $47,669                  $143,759                $75,191
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --                     --
 Minimum unit fair value #*                     --                        --                     --
 Maximum unit fair value #*                     --                        --                     --
 Contract liability                             --                        --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY VP
                                                 INCOME &          AMERICAN CENTURY VP
                                               GROWTH FUND              ULTRA FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  30,051                 36,437
                                                ==========               ========
  Cost                                            $206,608               $358,691
                                                ==========               ========
  Market value                                    $275,567               $536,355
 Due from Sponsor Company                               --                     --
 Receivable from fund shares sold                        5                     10
 Other assets                                           --                     --
                                                ----------               --------
 Total assets                                      275,572                536,365
                                                ----------               --------
LIABILITIES:
 Due to Sponsor Company                                  5                     10
 Payable for fund shares purchased                      --                     --
 Other liabilities                                      --                     --
                                                ----------               --------
 Total liabilities                                       5                     10
                                                ----------               --------
NET ASSETS:
 For contract liabilities                         $275,567               $536,355
                                                ==========               ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      17,435                 31,085
 Minimum unit fair value #*                         $14.63                 $17.25
 Maximum unit fair value #*                         $14.63                 $17.25
 Contract liability                               $255,051               $536,355
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       1,402                     --
 Minimum unit fair value #*                         $14.63                     --
 Maximum unit fair value #*                        $ 14.63                     --
 Contract liability                                $20,516                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 AMERICAN CENTURY VP       INVESCO V.I.
                                         AMERICAN CENTURY VP           MID CAP              SMALL CAP
                                              VALUE FUND              VALUE FUND           EQUITY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                86,429                 14,432                12,431
                                              ==========               ========              ========
  Cost                                          $556,263               $188,618              $222,805
                                              ==========               ========              ========
  Market value                                  $730,329               $227,013              $316,240
 Due from Sponsor Company                             --                  1,091                    --
 Receivable from fund shares sold                    143                     --                     6
 Other assets                                         --                     --                    --
                                              ----------               --------              --------
 Total assets                                    730,472                228,104               316,246
                                              ----------               --------              --------
LIABILITIES:
 Due to Sponsor Company                              143                     --                     6
 Payable for fund shares purchased                    --                  1,091                    --
 Other liabilities                                    --                      1                     1
                                              ----------               --------              --------
 Total liabilities                                   143                  1,092                     7
                                              ----------               --------              --------
NET ASSETS:
 For contract liabilities                       $730,329               $227,012              $316,239
                                              ==========               ========              ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    47,777                 13,319                20,724
 Minimum unit fair value #*                       $14.69                 $16.75                $15.26
 Maximum unit fair value #*                       $14.69                 $17.47                $15.26
 Contract liability                             $701,985               $227,012              $316,239
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     1,929                     --                    --
 Minimum unit fair value #*                       $14.69                     --                    --
 Maximum unit fair value #*                       $14.69                     --                    --
 Contract liability                              $28,344                     --                    --

                                           INVESCO V.I.          INVESCO              INVESCO
                                           DIVERSIFIED           EUROPEAN          INTERNATIONAL
                                          DIVIDEND FUND        GROWTH FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              8,177              17,336                50,180
                                             ========            ========            ==========
  Cost                                       $150,267            $576,424            $1,466,947
                                             ========            ========            ==========
  Market value                               $171,152            $683,744            $1,698,576
 Due from Sponsor Company                          --                 359                    --
 Receivable from fund shares sold                   3                  --                   988
 Other assets                                      --                   1                    --
                                             --------            --------            ----------
 Total assets                                 171,155             684,104             1,699,564
                                             --------            --------            ----------
LIABILITIES:
 Due to Sponsor Company                             3                  --                   988
 Payable for fund shares purchased                 --                 359                    --
 Other liabilities                                 --                  --                    --
                                             --------            --------            ----------
 Total liabilities                                  3                 359                   988
                                             --------            --------            ----------
NET ASSETS:
 For contract liabilities                    $171,152            $683,745            $1,698,576
                                             ========            ========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 11,787              60,547               139,861
 Minimum unit fair value #*                    $14.52              $10.96                $11.00
 Maximum unit fair value #*                    $14.52              $16.76                $15.97
 Contract liability                          $171,152            $683,745            $1,698,576
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                  --                    --
 Minimum unit fair value #*                        --                  --                    --
 Maximum unit fair value #*                        --                  --                    --
 Contract liability                                --                  --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                INVESCO               INVESCO
                                                MID CAP              SMALL CAP
                                           CORE EQUITY FUND         GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                12,899                  30,217
                                               =========            ============
  Cost                                          $310,714                $968,497
                                               =========            ============
  Market value                                  $325,056              $1,227,506
 Due from Sponsor Company                             --                   9,048
 Receivable from fund shares sold                     38                      --
 Other assets                                          1                      --
                                               ---------            ------------
 Total assets                                    325,095               1,236,554
                                               ---------            ------------
LIABILITIES:
 Due to Sponsor Company                               38                      --
 Payable for fund shares purchased                    --                   9,048
 Other liabilities                                    --                       1
                                               ---------            ------------
 Total liabilities                                    38                   9,049
                                               ---------            ------------
NET ASSETS:
 For contract liabilities                       $325,057              $1,227,505
                                               =========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    20,467                  57,308
 Minimum unit fair value #*                       $13.91                  $17.99
 Maximum unit fair value #*                       $16.74                  $34.38
 Contract liability                             $325,057              $1,227,505
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                      --
 Minimum unit fair value #*                           --                      --
 Maximum unit fair value #*                           --                      --
 Contract liability                                   --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      INVESCO               INVESCO
                                               INVESCO               SMALL CAP             DEVELOPING
                                           REAL ESTATE FUND         EQUITY FUND           MARKETS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                214,899                38,476                 9,108
                                             ============            ==========            ==========
  Cost                                         $4,964,969              $489,170              $291,990
                                             ============            ==========            ==========
  Market value                                 $4,658,657              $654,089              $294,907
 Due from Sponsor Company                              --                   243                    --
 Receivable from fund shares sold                   4,987                    --               367,244
 Other assets                                          --                    --                    --
                                             ------------            ----------            ----------
 Total assets                                   4,663,644               654,332               662,151
                                             ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             4,987                    --               367,244
 Payable for fund shares purchased                     --                   243                    --
 Other liabilities                                      1                    --                    --
                                             ------------            ----------            ----------
 Total liabilities                                  4,988                   243               367,244
                                             ------------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $4,658,656              $654,089              $294,907
                                             ============            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    210,338                41,981                23,686
 Minimum unit fair value #*                        $10.36                $14.80                $12.30
 Maximum unit fair value #*                        $31.38                $17.66                $12.73
 Contract liability                            $4,658,656              $654,089              $294,907
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --                    --
 Minimum unit fair value #*                            --                    --                    --
 Maximum unit fair value #*                            --                    --                    --
 Contract liability                                    --                    --                    --

                                          AMERICAN CENTURY        AMERICAN CENTURY
                                             DIVERSIFIED            PRIME MONEY           DOMINI SOCIAL
                                              BOND FUND             MARKET FUND            EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                5,209                 933,864                 1,651
                                              =========              ==========             =========
  Cost                                          $57,237                $933,864               $63,615
                                              =========              ==========             =========
  Market value                                  $54,952                $933,864               $71,768
 Due from Sponsor Company                           120                      --                   581
 Receivable from fund shares sold                    --                     233                    --
 Other assets                                        --                       1                     1
                                              ---------              ----------             ---------
 Total assets                                    55,072                 934,098                72,350
                                              ---------              ----------             ---------
LIABILITIES:
 Due to Sponsor Company                              --                     233                    --
 Payable for fund shares purchased                  120                      --                   581
 Other liabilities                                   --                      --                    --
                                              ---------              ----------             ---------
 Total liabilities                                  120                     233                   581
                                              ---------              ----------             ---------
NET ASSETS:
 For contract liabilities                       $54,952                $933,865               $71,769
                                              =========              ==========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,026                  94,860                 4,592
 Minimum unit fair value #*                      $10.89                   $9.53                $14.93
 Maximum unit fair value #*                      $10.97                  $10.00                $16.24
 Contract liability                             $54,952                $933,865               $71,769
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                    --
 Minimum unit fair value #*                          --                      --                    --
 Maximum unit fair value #*                          --                      --                    --
 Contract liability                                  --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN
                                                GLOBAL         ALLIANCEBERNSTEIN 2055
                                               BOND FUND         RETIREMENT STRATEGY
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,680                   311
                                                =======                 =====
  Cost                                          $22,548                 $2,852
                                                =======                 =====
  Market value                                  $22,081                 $3,181
 Due from Sponsor Company                            25                    --
 Receivable from fund shares sold                    --                    12
 Other assets                                        --                    --
                                                -------                 -----
 Total assets                                    22,106                 3,193
                                                -------                 -----
LIABILITIES:
 Due to Sponsor Company                              --                    12
 Payable for fund shares purchased                   25                    --
 Other liabilities                                   --                    --
                                                -------                 -----
 Total liabilities                                   25                    12
                                                -------                 -----
NET ASSETS:
 For contract liabilities                       $22,081                 $3,181
                                                =======                 =====
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,059                   221
 Minimum unit fair value #*                      $10.61                 $14.41
 Maximum unit fair value #*                      $10.76                 $14.41
 Contract liability                             $22,081                 $3,181
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --
 Minimum unit fair value #*                          --                    --
 Maximum unit fair value #*                          --                    --
 Contract liability                                  --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN VPS
                                        ALLIANCEBERNSTEIN 2050          GLOBAL                GROWTH AND
                                          RETIREMENT STRATEGY    RISK ALLOCATION FUND      INCOME PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,389                  11,123                  15,790
                                                =======                ========                 =======
  Cost                                          $28,986                $179,272                 $69,938
                                                =======                ========                 =======
  Market value                                  $32,398                $179,644                 $84,319
 Due from Sponsor Company                            --                      --                      --
 Receivable from fund shares sold                    66                     240                      22
 Other assets                                        --                      --                      --
                                                -------                --------                 -------
 Total assets                                    32,464                 179,884                  84,341
                                                -------                --------                 -------
LIABILITIES:
 Due to Sponsor Company                              66                     240                      22
 Payable for fund shares purchased                   --                      --                      --
 Other liabilities                                   --                      --                      --
                                                -------                --------                 -------
 Total liabilities                                   66                     240                      22
                                                -------                --------                 -------
NET ASSETS:
 For contract liabilities                       $32,398                $179,644                 $84,319
                                                =======                ========                 =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,249                  12,626                   5,830
 Minimum unit fair value #*                      $14.41                  $10.60                  $12.84
 Maximum unit fair value #*                      $14.41                  $16.18                  $16.24
 Contract liability                             $32,398                $179,644                 $84,319
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                      --
 Minimum unit fair value #*                          --                      --                      --
 Maximum unit fair value #*                          --                      --                      --
 Contract liability                                  --                      --                      --

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                            INTERNATIONAL           INTERNATIONAL               GLOBAL
                                           GROWTH PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               29,685                  112,158                  9,215
                                               ========               ==========               ========
  Cost                                         $439,890               $1,705,510                $97,513
                                               ========               ==========               ========
  Market value                                 $484,157               $1,504,030               $100,439
 Due from Sponsor Company                            --                       --                     --
 Receivable from fund shares sold                    57                      705                  1,049
 Other assets                                        --                       --                     --
                                               --------               ----------               --------
 Total assets                                   484,214                1,504,735                101,488
                                               --------               ----------               --------
LIABILITIES:
 Due to Sponsor Company                              57                      705                  1,049
 Payable for fund shares purchased                   --                       --                     --
 Other liabilities                                   --                       --                     --
                                               --------               ----------               --------
 Total liabilities                                   57                      705                  1,049
                                               --------               ----------               --------
NET ASSETS:
 For contract liabilities                      $484,157               $1,504,030               $100,439
                                               ========               ==========               ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   45,818                  144,363                  9,162
 Minimum unit fair value #*                       $8.56                    $6.50                  $7.38
 Maximum unit fair value #*                      $12.40                   $13.41                 $11.55
 Contract liability                            $484,157               $1,504,030               $100,439
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                       --                     --
 Minimum unit fair value #*                          --                       --                     --
 Maximum unit fair value #*                          --                       --                     --
 Contract liability                                  --                       --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  ALLIANCEBERNSTEIN
                                            ALLIANCEBERNSTEIN         DISCOVERY
                                               GROWTH FUND           GROWTH FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    526                 19,919
                                                =========             ==========
  Cost                                            $15,972               $137,677
                                                =========             ==========
  Market value                                    $29,373               $187,241
 Due from Sponsor Company                              --                     --
 Receivable from fund shares sold                      17                     32
 Other assets                                           1                     --
                                                ---------             ----------
 Total assets                                      29,391                187,273
                                                ---------             ----------
LIABILITIES:
 Due to Sponsor Company                                17                     32
 Payable for fund shares purchased                     --                     --
 Other liabilities                                     --                     --
                                                ---------             ----------
 Total liabilities                                     17                     32
                                                ---------             ----------
NET ASSETS:
 For contract liabilities                         $29,374               $187,241
                                                =========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      2,175                  9,458
 Minimum unit fair value #*                        $13.11                 $17.00
 Maximum unit fair value #*                        $15.45                 $20.42
 Contract liability                               $29,374               $187,241
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                     --
 Minimum unit fair value #*                            --                     --
 Maximum unit fair value #*                            --                     --
 Contract liability                                    --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN
                                      DISCOVERY         ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN 2015
                                      VALUE FUND            VALUE FUND         RETIREMENT STRATEGY
                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        45,139                  346                    8,893
                                      ==========             ========               ==========
  Cost                                  $819,269               $3,546                  $90,309
                                      ==========             ========               ==========
  Market value                          $964,176               $4,525                 $101,560
 Due from Sponsor Company                    276                   --                       --
 Receivable from fund shares
  sold                                        --                    5                       71
 Other assets                                 --                   --                       --
                                      ----------             --------               ----------
 Total assets                            964,452                4,530                  101,631
                                      ----------             --------               ----------
LIABILITIES:
 Due to Sponsor Company                       --                    5                       71
 Payable for fund shares
  purchased                                  276                   --                       --
 Other liabilities                            --                    1                       --
                                      ----------             --------               ----------
 Total liabilities                           276                    6                       71
                                      ----------             --------               ----------
NET ASSETS:
 For contract liabilities               $964,176               $4,524                 $101,560
                                      ==========             ========               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            58,312                  468                    4,871
 Minimum unit fair value #*               $16.15                $9.64                   $20.65
 Maximum unit fair value #*               $16.99               $10.03                   $21.42
 Contract liability                     $964,176               $4,524                 $101,560
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                   --                       --
 Minimum unit fair value #*                   --                   --                       --
 Maximum unit fair value #*                   --                   --                       --
 Contract liability                           --                   --                       --


                                  ALLIANCEBERNSTEIN 2025    ALLIANCEBERNSTEIN 2035    ALLIANCEBERNSTEIN 2045
                                   RETIREMENT STRATEGY       RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          16,965                    16,855                     8,934
                                        ==========                ==========                ==========
  Cost                                    $170,898                  $168,954                   $94,261
                                        ==========                ==========                ==========
  Market value                            $201,029                  $207,319                  $112,570
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                          69                       117                       129
 Other assets                                   --                        --                        --
                                        ----------                ----------                ----------
 Total assets                              201,098                   207,436                   112,699
                                        ----------                ----------                ----------
LIABILITIES:
 Due to Sponsor Company                         69                       117                       129
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                        --
                                        ----------                ----------                ----------
 Total liabilities                              69                       117                       129
                                        ----------                ----------                ----------
NET ASSETS:
 For contract liabilities                 $201,029                  $207,319                  $112,570
                                        ==========                ==========                ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               8,919                     8,919                     4,782
 Minimum unit fair value #*                 $22.51                    $23.11                    $23.36
 Maximum unit fair value #*                 $22.72                    $23.96                    $24.22
 Contract liability                       $201,029                  $207,319                  $112,570
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --                        --
 Minimum unit fair value #*                     --                        --                        --
 Maximum unit fair value #*                     --                        --                        --
 Contract liability                             --                        --                        --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN
                                                 HIGH         ALLIANCEBERNSTEIN 2010
                                             INCOME FUND        RETIREMENT STRATEGY
                                             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               35,145                 2,929
                                               ========               =======
  Cost                                         $327,343               $28,706
                                               ========               =======
  Market value                                 $329,656               $32,626
 Due from Sponsor Company                         8,711                    --
 Receivable from fund shares sold                    --                     2
 Other assets                                         3                    --
                                               --------               -------
 Total assets                                   338,370                32,628
                                               --------               -------
LIABILITIES:
 Due to Sponsor Company                              --                     2
 Payable for fund shares purchased                8,711                    --
 Other liabilities                                   --                    --
                                               --------               -------
 Total liabilities                                8,711                     2
                                               --------               -------
NET ASSETS:
 For contract liabilities                      $329,659               $32,626
                                               ========               =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   26,482                 1,637
 Minimum unit fair value #*                      $12.20                $19.93
 Maximum unit fair value #*                      $12.65                $19.93
 Contract liability                            $329,659               $32,626
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --
 Minimum unit fair value #*                          --                    --
 Maximum unit fair value #*                          --                    --
 Contract liability                                  --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN 2020    ALLIANCEBERNSTEIN 2030    ALLIANCEBERNSTEIN 2040
                                          RETIREMENT STRATEGY       RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                35,263                    34,809                    17,790
                                                ========                  ========                  ========
  Cost                                          $348,609                  $348,121                  $191,467
                                                ========                  ========                  ========
  Market value                                  $404,471                  $419,799                  $227,175
 Due from Sponsor Company                             --                        --                        --
 Receivable from fund shares sold                    220                       174                       160
 Other assets                                         --                        --                        --
                                                --------                  --------                  --------
 Total assets                                    404,691                   419,973                   227,335
                                                --------                  --------                  --------
LIABILITIES:
 Due to Sponsor Company                              220                       174                       160
 Payable for fund shares purchased                    --                        --                        --
 Other liabilities                                    --                        --                        --
                                                --------                  --------                  --------
 Total liabilities                                   220                       174                       160
                                                --------                  --------                  --------
NET ASSETS:
 For contract liabilities                       $404,471                  $419,799                  $227,175
                                                ========                  ========                  ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    18,540                    18,140                     9,662
 Minimum unit fair value #*                       $21.57                    $22.94                    $23.31
 Maximum unit fair value #*                       $22.36                    $23.79                    $24.17
 Contract liability                             $404,471                  $419,799                  $227,175
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                        --                        --
 Minimum unit fair value #*                           --                        --                        --
 Maximum unit fair value #*                           --                        --                        --
 Contract liability                                   --                        --                        --

                                                                 AMERICAN FUNDS        AMERICAN FUNDS
                                           AMERICAN FUNDS           AMERICAN           CAPITAL INCOME
                                             AMCAP FUND          BALANCED FUND          BUILDER FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              134,819               286,852                360,869
                                             ==========            ==========            ===========
  Cost                                       $2,735,638            $5,165,117            $18,676,845
                                             ==========            ==========            ===========
  Market value                               $3,623,928            $6,976,223            $21,128,857
 Due from Sponsor Company                           459                    --                  2,994
 Receivable from fund shares sold                    --                 6,939                     --
 Other assets                                        --                    --                     --
                                             ----------            ----------            -----------
 Total assets                                 3,624,387             6,983,162             21,131,851
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                 6,939                     --
 Payable for fund shares purchased                  459                    --                  2,994
 Other liabilities                                   --                    --                      2
                                             ----------            ----------            -----------
 Total liabilities                                  459                 6,939                  2,996
                                             ----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $3,623,928            $6,976,223            $21,128,855
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  236,347               481,185              1,701,330
 Minimum unit fair value #*                      $14.31                $13.51                 $11.43
 Maximum unit fair value #*                      $17.22                $16.05                 $14.50
 Contract liability                          $3,623,928            $6,976,223            $21,128,855
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                     --
 Minimum unit fair value #*                          --                    --                     --
 Maximum unit fair value #*                          --                    --                     --
 Contract liability                                  --                    --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS           AMERICAN FUNDS
                                                EUROPACIFIC              FUNDAMENTAL
                                                GROWTH FUND            INVESTORS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   625,840                  349,839
                                               =============            =============
  Cost                                           $24,634,985              $13,225,169
                                               =============            =============
  Market value                                   $30,131,504              $18,146,141
 Due from Sponsor Company                                 --                    1,950
 Receivable from fund shares sold                     83,096                       --
 Other assets                                              2                       --
                                               -------------            -------------
 Total assets                                     30,214,602               18,148,091
                                               -------------            -------------
LIABILITIES:
 Due to Sponsor Company                               83,096                       --
 Payable for fund shares purchased                        --                    1,950
 Other liabilities                                        --                       --
                                               -------------            -------------
 Total liabilities                                    83,096                    1,950
                                               -------------            -------------
NET ASSETS:
 For contract liabilities                        $30,131,506              $18,146,141
                                               =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,824,070                1,291,658
 Minimum unit fair value #*                           $11.12                   $12.94
 Maximum unit fair value #*                           $48.13                   $16.57
 Contract liability                              $30,131,506              $18,146,141
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                       --
 Minimum unit fair value #*                               --                       --
 Maximum unit fair value #*                               --                       --
 Contract liability                                       --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                                 NEW                THE BOND FUND           THE GROWTH FUND
                                           PERSPECTIVE FUND           OF AMERICA            OF AMERICA FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                180,879                 438,395                  941,078
                                             ============            ============            =============
  Cost                                         $5,112,051              $5,332,032              $29,402,906
                                             ============            ============            =============
  Market value                                 $6,674,429              $5,436,100              $39,892,294
 Due from Sponsor Company                           4,684                     420                       --
 Receivable from fund shares sold                      --                      --                    6,947
 Other assets                                          --                      --                       --
                                             ------------            ------------            -------------
 Total assets                                   6,679,113               5,436,520               39,899,241
                                             ------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                                --                      --                    6,947
 Payable for fund shares purchased                  4,684                     420                       --
 Other liabilities                                      3                      --                        1
                                             ------------            ------------            -------------
 Total liabilities                                  4,687                     420                    6,948
                                             ------------            ------------            -------------
NET ASSETS:
 For contract liabilities                      $6,674,426              $5,436,100              $39,892,293
                                             ============            ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    450,716                 473,179                2,240,236
 Minimum unit fair value #*                        $13.25                  $11.08                   $13.21
 Maximum unit fair value #*                        $17.32                  $12.06                   $42.39
 Contract liability                            $6,674,426              $5,436,100              $39,892,293
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                       --
 Minimum unit fair value #*                            --                      --                       --
 Maximum unit fair value #*                            --                      --                       --
 Contract liability                                    --                      --                       --

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS          THE INVESTMENT          AMERICAN FUNDS
                                           THE INCOME FUND             COMPANY                 THE NEW
                                              OF AMERICA              OF AMERICA             ECONOMY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                602,659                 246,846                  61,638
                                             ============            ============            ============
  Cost                                        $10,442,971              $7,073,876              $1,746,561
                                             ============            ============            ============
  Market value                                $12,402,709              $9,034,562              $2,320,040
 Due from Sponsor Company                              --                     766                   1,104
 Receivable from fund shares sold                 607,414                      --                      --
 Other assets                                           1                      --                      --
                                             ------------            ------------            ------------
 Total assets                                  13,010,124               9,035,328               2,321,144
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                           607,414                      --                      --
 Payable for fund shares purchased                     --                     766                   1,104
 Other liabilities                                     --                       1                      --
                                             ------------            ------------            ------------
 Total liabilities                                607,414                     767                   1,104
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                     $12,402,710              $9,034,561              $2,320,040
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    936,924                 656,592                 139,924
 Minimum unit fair value #*                        $12.17                  $12.40                  $15.12
 Maximum unit fair value #*                        $15.20                  $15.27                  $19.56
 Contract liability                           $12,402,710              $9,034,561              $2,320,040
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS          AMERICAN FUNDS
                                                WASHINGTON               AMERICAN
                                             MUTUAL INVESTORS          MUTUAL FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  107,169                 128,513
                                               ============            ============
  Cost                                           $3,231,201              $3,475,635
                                               ============            ============
  Market value                                   $4,198,858              $4,446,559
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                     2,788                 725,747
 Other assets                                            --                       2
                                               ------------            ------------
 Total assets                                     4,201,646               5,172,308
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               2,788                 725,747
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                    2,789                 725,747
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $4,198,857              $4,446,561
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      295,952                 318,158
 Minimum unit fair value #*                          $12.50                  $12.77
 Maximum unit fair value #*                          $15.74                  $16.05
 Contract liability                              $4,198,857              $4,446,561
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                             CAPITAL WORLD          AMERICAN FUNDS            ARIEL
                                               GROWTH &                SMALLCAP            APPRECIATION
                                              INCOME FUND             WORLD FUND               FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 595,189                18,270                 2,996
                                             =============            ==========            ==========
  Cost                                         $21,563,473              $670,462              $122,945
                                             =============            ==========            ==========
  Market value                                 $26,843,710              $875,675              $166,957
 Due from Sponsor Company                               --                    --                    --
 Receivable from fund shares sold                  249,665                   146                    38
 Other assets                                           --                     1                    --
                                             -------------            ----------            ----------
 Total assets                                   27,093,375               875,822               166,995
                                             -------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                            249,665                   146                    38
 Payable for fund shares purchased                      --                    --                    --
 Other liabilities                                      --                    --                    --
                                             -------------            ----------            ----------
 Total liabilities                                 249,665                   146                    38
                                             -------------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $26,843,710              $875,676              $166,957
                                             =============            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,556,575                63,567                 8,287
 Minimum unit fair value #*                         $11.77                $12.10                $18.37
 Maximum unit fair value #*                         $67.87                $16.87                $55.72
 Contract liability                            $26,843,710              $875,676              $166,957
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    --                    --
 Minimum unit fair value #*                             --                    --                    --
 Maximum unit fair value #*                             --                    --                    --
 Contract liability                                     --                    --                    --


                                                                     ARTISAN
                                                                     MID CAP                AVE MARIA
                                             ARIEL FUND             VALUE FUND          OPPORTUNITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,989                 185,836                 5,622
                                             ==========            ============             =========
  Cost                                         $141,977              $3,863,074               $71,120
                                             ==========            ============             =========
  Market value                                 $220,259              $5,017,556               $79,157
 Due from Sponsor Company                            --                   1,921                    --
 Receivable from fund shares sold                    23                      --                    25
 Other assets                                        --                      --                    --
                                             ----------            ------------             ---------
 Total assets                                   220,282               5,019,477                79,182
                                             ----------            ------------             ---------
LIABILITIES:
 Due to Sponsor Company                              23                      --                    25
 Payable for fund shares purchased                   --                   1,921                    --
 Other liabilities                                   --                      --                    --
                                             ----------            ------------             ---------
 Total liabilities                                   23                   1,921                    25
                                             ----------            ------------             ---------
NET ASSETS:
 For contract liabilities                      $220,259              $5,017,556               $79,157
                                             ==========            ============             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   13,141                 137,361                 5,259
 Minimum unit fair value #*                      $15.74                  $16.97                $14.94
 Maximum unit fair value #*                      $73.68                  $42.21                $15.59
 Contract liability                            $220,259              $5,017,556               $79,157
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                    --
 Minimum unit fair value #*                          --                      --                    --
 Maximum unit fair value #*                          --                      --                    --
 Contract liability                                  --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                AVE MARIA
                                                  RISING               AVE MARIA
                                              DIVIDEND FUND           GROWTH FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   78,899                 7,298
                                               ============            ==========
  Cost                                           $1,156,637              $180,549
                                               ============            ==========
  Market value                                   $1,385,464              $220,326
 Due from Sponsor Company                               484                   401
 Receivable from fund shares sold                        --                    --
 Other assets                                            --                     1
                                               ------------            ----------
 Total assets                                     1,385,948               220,728
                                               ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                  --                    --
 Payable for fund shares purchased                      484                   401
 Other liabilities                                       --                    --
                                               ------------            ----------
 Total liabilities                                      484                   401
                                               ------------            ----------
NET ASSETS:
 For contract liabilities                        $1,385,464              $220,327
                                               ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       77,418                12,012
 Minimum unit fair value #*                          $17.44                $18.20
 Maximum unit fair value #*                          $18.30                $19.09
 Contract liability                              $1,385,464              $220,327
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    --
 Minimum unit fair value #*                              --                    --
 Maximum unit fair value #*                              --                    --
 Contract liability                                      --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        LIFEPATH 2020  LIFEPATH 2030  LIFEPATH 2040
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,383,532      1,394,124      1,022,583
                                        ============   ============   ============
  Cost                                   $21,433,334    $20,463,806    $18,040,405
                                        ============   ============   ============
  Market value                           $22,554,551    $21,957,541    $19,732,636
 Due from Sponsor Company                     11,734             --            796
 Receivable from fund shares sold                 --          6,688             --
 Other assets                                     --              1             --
                                        ------------   ------------   ------------
 Total assets                             22,566,285     21,964,230     19,733,432
                                        ------------   ------------   ------------
LIABILITIES:
 Due to Sponsor Company                           --          6,688             --
 Payable for fund shares purchased            11,734             --            796
 Other liabilities                                --             --              1
                                        ------------   ------------   ------------
 Total liabilities                            11,734          6,688            797
                                        ------------   ------------   ------------
NET ASSETS:
 For contract liabilities                $22,554,551    $21,957,542    $19,732,635
                                        ============   ============   ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             1,409,826      1,508,189      1,395,131
 Minimum unit fair value #*                   $11.32         $11.02         $10.71
 Maximum unit fair value #*                   $21.05         $22.27         $23.17
 Contract liability                      $22,554,551    $21,957,542    $19,732,635
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --             --             --
 Minimum unit fair value #*                       --             --             --
 Maximum unit fair value #*                       --             --             --
 Contract liability                               --             --             --

                                               LIFEPATH                                      BLACKROCK
                                              RETIREMENT            LIFEPATH 2050          LIFEPATH 2025
                                              PORTFOLIO               PORTFOLIO                 FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                488,480                  76,020                 8,528
                                             ============            ============            ==========
  Cost                                         $5,373,700              $1,485,756              $107,484
                                             ============            ============            ==========
  Market value                                 $5,445,745              $1,624,099              $111,715
 Due from Sponsor Company                           1,678                      --                    91
 Receivable from fund shares sold                      --                     104                    --
 Other assets                                          --                      --                    --
                                             ------------            ------------            ----------
 Total assets                                   5,447,423               1,624,203               111,806
                                             ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                     104                    --
 Payable for fund shares purchased                  1,678                      --                    91
 Other liabilities                                     --                       2                    --
                                             ------------            ------------            ----------
 Total liabilities                                  1,678                     106                    91
                                             ------------            ------------            ----------
NET ASSETS:
 For contract liabilities                      $5,445,745              $1,624,097              $111,715
                                             ============            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    357,572                 108,588                 9,303
 Minimum unit fair value #*                        $11.72                  $14.68                $11.92
 Maximum unit fair value #*                        $18.83                  $15.40                $12.10
 Contract liability                            $5,445,745              $1,624,097              $111,715
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                    --
 Minimum unit fair value #*                            --                      --                    --
 Maximum unit fair value #*                            --                      --                    --
 Contract liability                                    --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               BLACKROCK            BLACKROCK
                                             LIFEPATH 2035        LIFEPATH 2045
                                                 FUND                 FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 2,413                2,374
                                               =========            =========
  Cost                                           $31,962              $32,785
                                               =========            =========
  Market value                                   $33,229              $34,157
 Due from Sponsor Company                             --                  313
 Receivable from fund shares sold                     33                   --
 Other assets                                         --                   --
                                               ---------            ---------
 Total assets                                     33,262               34,470
                                               ---------            ---------
LIABILITIES:
 Due to Sponsor Company                               33                   --
 Payable for fund shares purchased                    --                  313
 Other liabilities                                    --                   --
                                               ---------            ---------
 Total liabilities                                    33                  313
                                               ---------            ---------
NET ASSETS:
 For contract liabilities                        $33,229              $34,157
                                               =========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     2,650                2,611
 Minimum unit fair value #*                       $12.45               $12.92
 Maximum unit fair value #*                       $12.63               $13.15
 Contract liability                              $33,229              $34,157
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                   --
 Minimum unit fair value #*                           --                   --
 Maximum unit fair value #*                           --                   --
 Contract liability                                   --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          BLACKROCK
                                             BLACKROCK                                 U.S. GOVERNMENT
                                           LIFEPATH 2055             BARON                   BOND
                                               FUND              SMALL CAP FUND           PORTFOLIO
                                          SUB-ACCOUNT (1)         SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,540                  78,775                27,054
                                             =========            ============            ==========
  Cost                                         $21,334              $1,899,082              $289,692
                                             =========            ============            ==========
  Market value                                 $22,510              $2,740,594              $280,552
 Due from Sponsor Company                          341                     216                    --
 Receivable from fund shares sold                   --                      --                    31
 Other assets                                       --                      --                     1
                                             ---------            ------------            ----------
 Total assets                                   22,851               2,740,810               280,584
                                             ---------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                             --                      --                    31
 Payable for fund shares purchased                 341                     216                    --
 Other liabilities                                  --                      --                    --
                                             ---------            ------------            ----------
 Total liabilities                                 341                     216                    31
                                             ---------            ------------            ----------
NET ASSETS:
 For contract liabilities                      $22,510              $2,740,594              $280,553
                                             =========            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,672                 114,755                27,307
 Minimum unit fair value #*                     $13.28                  $18.40                $10.12
 Maximum unit fair value #*                     $13.52                  $34.79                $10.35
 Contract liability                            $22,510              $2,740,594              $280,553
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                      --                    --
 Minimum unit fair value #*                         --                      --                    --
 Maximum unit fair value #*                         --                      --                    --
 Contract liability                                 --                      --                    --


                                              BLACKROCK               BLACKROCK              BLACKROCK
                                                EQUITY                 CAPITAL            FLEXIBLE EQUITY
                                            DIVIDEND FUND         APPRECIATION FUND             FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                184,145                 17,002                  6,812
                                             ============             ==========             ==========
  Cost                                         $3,750,883               $407,158                $82,288
                                             ============             ==========             ==========
  Market value                                 $4,471,029               $464,826                $98,429
 Due from Sponsor Company                           6,780                     --                     --
 Receivable from fund shares sold                      --                     89                 18,909
 Other assets                                          --                     --                     --
                                             ------------             ----------             ----------
 Total assets                                   4,477,809                464,915                117,338
                                             ------------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                                --                     89                 18,909
 Payable for fund shares purchased                  6,780                     --                     --
 Other liabilities                                     --                      2                     --
                                             ------------             ----------             ----------
 Total liabilities                                  6,780                     91                 18,909
                                             ------------             ----------             ----------
NET ASSETS:
 For contract liabilities                      $4,471,029               $464,824                $98,429
                                             ============             ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    174,391                 18,245                  3,791
 Minimum unit fair value #*                        $24.75                 $24.79                 $25.72
 Maximum unit fair value #*                        $26.28                 $25.71                 $26.67
 Contract liability                            $4,471,029               $464,824                $98,429
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                     --                     --
 Minimum unit fair value #*                            --                     --                     --
 Maximum unit fair value #*                            --                     --                     --
 Contract liability                                    --                     --                     --

(1)  Funded as of February 21, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                              CALVERT VP SRI          CALVERT EQUITY
                                            BALANCED PORTFOLIO          PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 240,211                  102,478
                                                ==========             ============
  Cost                                            $444,342               $3,902,813
                                                ==========             ============
  Market value                                    $489,550               $4,919,951
 Due from Sponsor Company                               --                    6,846
 Receivable from fund shares sold                        9                       --
 Other assets                                           --                       --
                                                ----------             ------------
 Total assets                                      489,559                4,926,797
                                                ----------             ------------
LIABILITIES:
 Due to Sponsor Company                                  9                       --
 Payable for fund shares purchased                      --                    6,846
 Other liabilities                                      --                       --
                                                ----------             ------------
 Total liabilities                                       9                    6,846
                                                ----------             ------------
NET ASSETS:
 For contract liabilities                         $489,550               $4,919,951
                                                ==========             ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      36,639                  267,616
 Minimum unit fair value #*                         $13.36                   $14.59
 Maximum unit fair value #*                         $13.36                   $48.01
 Contract liability                               $489,550               $4,919,951
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                       --
 Minimum unit fair value #*                             --                       --
 Maximum unit fair value #*                             --                       --
 Contract liability                                     --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            COLUMBIA
                                             CALVERT BOND             CALVERT              CONTRARIAN
                                              PORTFOLIO             INCOME FUND            CORE FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                135,792                53,821                40,573
                                             ============            ==========            ==========
  Cost                                         $2,144,395              $845,043              $689,537
                                             ============            ==========            ==========
  Market value                                 $2,107,487              $863,288              $831,753
 Due from Sponsor Company                           2,609                    --                15,377
 Receivable from fund shares sold                      --                   149                    --
 Other assets                                           1                    --                    --
                                             ------------            ----------            ----------
 Total assets                                   2,110,097               863,437               847,130
                                             ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                   149                    --
 Payable for fund shares purchased                  2,609                    --                15,377
 Other liabilities                                     --                    --                    --
                                             ------------            ----------            ----------
 Total liabilities                                  2,609                   149                15,377
                                             ------------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $2,107,488              $863,288              $831,753
                                             ============            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    166,858                74,676                27,178
 Minimum unit fair value #*                        $12.14                $11.36                $29.67
 Maximum unit fair value #*                        $13.07                $11.85                $31.52
 Contract liability                            $2,107,488              $863,288              $831,753
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --                    --
 Minimum unit fair value #*                            --                    --                    --
 Maximum unit fair value #*                            --                    --                    --
 Contract liability                                    --                    --                    --

                                                                                      COLUMBIA MARSICO
                                          COLUMBIA MARSICO          COLUMBIA            INTERNATIONAL
                                            21ST CENTURY            SMALL CAP           OPPORTUNITIES
                                                FUND              VALUE I FUND              FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                4,048                 1,998                   915
                                              =========             =========             =========
  Cost                                          $55,900               $86,928               $12,054
                                              =========             =========             =========
  Market value                                  $76,548               $95,394               $12,674
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    25                    15                     4
 Other assets                                        --                    --                    --
                                              ---------             ---------             ---------
 Total assets                                    76,573                95,409                12,678
                                              ---------             ---------             ---------
LIABILITIES:
 Due to Sponsor Company                              25                    15                     4
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                     1                     1
                                              ---------             ---------             ---------
 Total liabilities                                   25                    16                     5
                                              ---------             ---------             ---------
NET ASSETS:
 For contract liabilities                       $76,548               $95,393               $12,673
                                              =========             =========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,901                 3,134                   957
 Minimum unit fair value #*                      $26.38                $29.85                $12.85
 Maximum unit fair value #*                      $26.38                $30.95                $13.45
 Contract liability                             $76,548               $95,393               $12,673
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 COLUMBIA
                                                 MID CAP                 COLUMBIA
                                                VALUE FUND              ACORN FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   55,364                  82,554
                                               ============            ============
  Cost                                             $742,878              $2,495,434
                                               ============            ============
  Market value                                     $990,468              $2,953,767
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                     9,845                     682
 Other assets                                            --                       1
                                               ------------            ------------
 Total assets                                     1,000,313               2,954,450
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               9,845                     682
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                    9,845                     682
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $990,468              $2,953,768
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       78,712                  90,880
 Minimum unit fair value #*                          $12.38                  $31.20
 Maximum unit fair value #*                          $13.01                  $33.14
 Contract liability                                $990,468              $2,953,768
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          COLUMBIA MARSICO            CRM                 COLUMBIA
                                               GROWTH               MID CAP              SMALL CAP
                                              VS FUND              VALUE FUND            CORE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               31,513                 6,252                 6,409
                                             ==========            ==========            ==========
  Cost                                         $665,239              $188,193              $105,239
                                             ==========            ==========            ==========
  Market value                                 $780,250              $212,830              $125,684
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                   178                    25                     7
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   780,428               212,855               125,691
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             178                    25                     7
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                  178                    25                     8
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $780,250              $212,830              $125,683
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   51,846                11,558                 6,887
 Minimum unit fair value #*                      $13.02                $17.19                $17.97
 Maximum unit fair value #*                      $16.54                $18.57                $18.49
 Contract liability                            $780,250              $212,830              $125,683
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

                                              CALAMOS                                      DAVIS
                                           INTERNATIONAL            DAVIS                 NEW YORK
                                            GROWTH FUND         FINANCIAL FUND          VENTURE FUND
                                          SUB-ACCOUNT (2)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 28                  3,578                 175,424
                                              =======             ==========            ============
  Cost                                           $546               $108,840              $6,120,466
                                              =======             ==========            ============
  Market value                                   $567               $140,252              $7,264,301
 Due from Sponsor Company                          --                     --                      --
 Receivable from fund shares sold                   1                     31                     691
 Other assets                                      --                     --                       1
                                              -------             ----------            ------------
 Total assets                                     568                140,283               7,264,993
                                              -------             ----------            ------------
LIABILITIES:
 Due to Sponsor Company                             1                     31                     691
 Payable for fund shares purchased                 --                     --                      --
 Other liabilities                                 --                     --                      --
                                              -------             ----------            ------------
 Total liabilities                                  1                     31                     691
                                              -------             ----------            ------------
NET ASSETS:
 For contract liabilities                        $567               $140,252              $7,264,302
                                              =======             ==========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     52                 11,596                 396,198
 Minimum unit fair value #*                    $10.98                 $10.49                  $11.59
 Maximum unit fair value #*                    $10.98                 $13.59                  $52.65
 Contract liability                              $567               $140,252              $7,264,302
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                     --                      --
 Minimum unit fair value #*                        --                     --                      --
 Maximum unit fair value #*                        --                     --                      --
 Contract liability                                --                     --                      --

(2)  Funded as of April 12, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      DELAWARE
                                                 DAVIS              DIVERSIFIED
                                            OPPORTUNITY FUND        INCOME FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  5,644                13,967
                                               ==========            ==========
  Cost                                           $146,505              $127,312
                                               ==========            ==========
  Market value                                   $187,379              $124,164
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                      41                    16
 Other assets                                           1                   137
                                               ----------            ----------
 Total assets                                     187,421               124,317
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                41                    16
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total liabilities                                     41                    16
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                        $187,380              $124,301
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     13,886                12,061
 Minimum unit fair value #*                        $12.18                $10.25
 Maximum unit fair value #*                        $14.67                $10.40
 Contract liability                              $187,380              $124,301
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              DELAWARE                DREYFUS              DREYFUS VIF
                                          EXTENDED DURATION         BOND MARKET           APPRECIATION
                                              BOND FUND              INDEX FUND             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  43                   619,541                  367
                                               =======              ============            =========
  Cost                                            $280                $6,689,437              $14,866
                                               =======              ============            =========
  Market value                                    $267                $6,393,665              $17,617
 Due from Sponsor Company                           10                    32,216                   --
 Receivable from fund shares sold                   --                        --                   --
 Other assets                                       --                         2                   --
                                               -------              ------------            ---------
 Total assets                                      277                 6,425,883               17,617
                                               -------              ------------            ---------
LIABILITIES:
 Due to Sponsor Company                             --                        --                   --
 Payable for fund shares purchased                  10                    32,216                   --
 Other liabilities                                  --                        --                   --
                                               -------              ------------            ---------
 Total liabilities                                  10                    32,216                   --
                                               -------              ------------            ---------
NET ASSETS:
 For contract liabilities                         $267                $6,393,667              $17,617
                                               =======              ============            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      24                   529,424                1,117
 Minimum unit fair value #*                     $10.96                    $11.60               $15.77
 Maximum unit fair value #*                     $10.96                    $12.45               $15.77
 Contract liability                               $267                $6,393,667              $17,617
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                        --                   --
 Minimum unit fair value #*                         --                        --                   --
 Maximum unit fair value #*                         --                        --                   --
 Contract liability                                 --                        --                   --

                                               DREYFUS                 DREYFUS                 DREYFUS
                                         INTERNATIONAL STOCK            MIDCAP              SMALLCAP STOCK
                                              INDEX FUND              INDEX FUND              INDEX FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                16,453                  147,298                 105,732
                                              ==========             ============            ============
  Cost                                          $246,881               $4,515,226              $2,465,614
                                              ==========             ============            ============
  Market value                                  $278,544               $5,413,210              $3,132,831
 Due from Sponsor Company                            147                   13,524                   9,070
 Receivable from fund shares sold                     --                       --                      --
 Other assets                                         --                       --                      --
                                              ----------             ------------            ------------
 Total assets                                    278,691                5,426,734               3,141,901
                                              ----------             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                       --                      --
 Payable for fund shares purchased                   147                   13,524                   9,070
 Other liabilities                                    --                        1                      --
                                              ----------             ------------            ------------
 Total liabilities                                   147                   13,525                   9,070
                                              ----------             ------------            ------------
NET ASSETS:
 For contract liabilities                       $278,544               $5,413,209              $3,132,831
                                              ==========             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    20,966                  249,919                 141,865
 Minimum unit fair value #*                       $13.29                   $16.06                  $17.64
 Maximum unit fair value #*                       $13.29                   $57.96                  $44.69
 Contract liability                             $278,544               $5,413,209              $3,132,831
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                       --                      --
 Minimum unit fair value #*                           --                       --                      --
 Maximum unit fair value #*                           --                       --                      --
 Contract liability                                   --                       --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             DREYFUS VIF         DREYFUS VIF
                                              GROWTH AND           QUALITY
                                           INCOME PORTFOLIO    BOND PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 112               5,116
                                                ======             =======
  Cost                                          $2,174             $59,668
                                                ======             =======
  Market value                                  $3,351             $60,626
 Due from Sponsor Company                           --                  --
 Receivable from fund shares sold                   --                   1
 Other assets                                       --                  --
                                                ------             -------
 Total assets                                    3,351              60,627
                                                ------             -------
LIABILITIES:
 Due to Sponsor Company                             --                   1
 Payable for fund shares purchased                  --                  --
 Other liabilities                                  --                  --
                                                ------             -------
 Total liabilities                                  --                   1
                                                ------             -------
NET ASSETS:
 For contract liabilities                       $3,351             $60,626
                                                ======             =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     215               4,515
 Minimum unit fair value #*                     $15.58              $13.43
 Maximum unit fair value #*                     $15.58              $13.43
 Contract liability                             $3,351             $60,626
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                  --
 Minimum unit fair value #*                         --                  --
 Maximum unit fair value #*                         --                  --
 Contract liability                                 --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              DREYFUS                                    DREYFUS
                                             SOCIALLY              DREYFUS             INTERMEDIATE
                                            RESPONSIBLE            S&P 500                 TERM
                                         GROWTH FUND, INC.        INDEX FUND           INCOME FUND
                                          SUB-ACCOUNT (3)        SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                233                189,545               110,378
                                              =======             ==========            ==========
  Cost                                         $9,719             $7,386,255            $1,481,228
                                              =======             ==========            ==========
  Market value                                $10,266             $9,259,265            $1,502,236
 Due from Sponsor Company                          --                 55,439                   147
 Receivable from fund shares sold                  --                     --                    --
 Other assets                                      --                      1                     1
                                              -------             ----------            ----------
 Total assets                                  10,266              9,314,705             1,502,384
                                              -------             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                            --                     --                    --
 Payable for fund shares purchased                 --                 55,439                   147
 Other liabilities                                 --                     --                    --
                                              -------             ----------            ----------
 Total liabilities                                 --                 55,439                   147
                                              -------             ----------            ----------
NET ASSETS:
 For contract liabilities                     $10,266             $9,259,266            $1,502,237
                                              =======             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    623                647,412               116,160
 Minimum unit fair value #*                    $16.48                 $13.76                $10.63
 Maximum unit fair value #*                    $16.48                 $14.77                $13.07
 Contract liability                           $10,266             $9,259,266            $1,502,237
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                     --                    --
 Minimum unit fair value #*                        --                     --                    --
 Maximum unit fair value #*                        --                     --                    --
 Contract liability                                --                     --                    --

                                                                                       EATON VANCE
                                            EATON VANCE           EATON VANCE           WORLDWIDE
                                             LARGE-CAP              DIVIDEND              HEALTH
                                             VALUE FUND           BUILDER FUND        SCIENCES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              405,615               100,312              36,354
                                             ==========            ==========            ========
  Cost                                       $7,154,478            $1,020,682            $367,792
                                             ==========            ==========            ========
  Market value                               $9,698,247            $1,347,189            $408,617
 Due from Sponsor Company                            --                   990                 133
 Receivable from fund shares sold                10,026                    --                  --
 Other assets                                        --                    --                   1
                                             ----------            ----------            --------
 Total assets                                 9,708,273             1,348,179             408,751
                                             ----------            ----------            --------
LIABILITIES:
 Due to Sponsor Company                          10,026                    --                  --
 Payable for fund shares purchased                   --                   990                 133
 Other liabilities                                    2                    --                  --
                                             ----------            ----------            --------
 Total liabilities                               10,028                   990                 133
                                             ----------            ----------            --------
NET ASSETS:
 For contract liabilities                    $9,698,245            $1,347,189            $408,618
                                             ==========            ==========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  793,124               105,644              19,581
 Minimum unit fair value #*                      $11.26                $10.93              $18.20
 Maximum unit fair value #*                      $14.65                $16.23              $22.19
 Contract liability                          $9,698,245            $1,347,189            $408,618
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                  --
 Minimum unit fair value #*                          --                    --                  --
 Maximum unit fair value #*                          --                    --                  --
 Contract liability                                  --                    --                  --

(3)  Funded as of October 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                              EATON VANCE
                                              INCOME FUND         EATON VANCE
                                               OF BOSTON         BALANCED FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                355,751               41
                                               ==========            =====
  Cost                                         $2,076,948             $361
                                               ==========            =====
  Market value                                 $2,155,851             $349
 Due from Sponsor Company                           3,522               --
 Receivable from fund shares sold                      --               --
 Other assets                                          22               --
                                               ----------            -----
 Total assets                                   2,159,395              349
                                               ----------            -----
LIABILITIES:
 Due to Sponsor Company                                --               --
 Payable for fund shares purchased                  3,522               --
 Other liabilities                                     --               --
                                               ----------            -----
 Total liabilities                                  3,522               --
                                               ----------            -----
NET ASSETS:
 For contract liabilities                      $2,155,873             $349
                                               ==========            =====
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    140,187               17
 Minimum unit fair value #*                        $14.65            $20.04
 Maximum unit fair value #*                        $16.70            $20.04
 Contract liability                            $2,155,873             $349
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --               --
 Minimum unit fair value #*                            --               --
 Maximum unit fair value #*                            --               --
 Contract liability                                    --               --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    WELLS FARGO
                                                                                     ADVANTAGE
                                           EATON VANCE         WELLS FARGO            EMERGING
                                         ATLANTA CAPITAL     ADVANTAGE ASSET          MARKETS
                                          SMID-CAP FUND      ALLOCATION FUND        EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              8,005              17,177               105,909
                                             ========            ========            ==========
  Cost                                       $163,147            $227,066            $2,191,708
                                             ========            ========            ==========
  Market value                               $183,786            $240,986            $2,228,328
 Due from Sponsor Company                      13,648                 193                 6,565
 Receivable from fund shares sold                  --                  --                    --
 Other assets                                      --                  --                    --
                                             --------            --------            ----------
 Total assets                                 197,434             241,179             2,234,893
                                             --------            --------            ----------
LIABILITIES:
 Due to Sponsor Company                            --                  --                    --
 Payable for fund shares purchased             13,648                 193                 6,565
 Other liabilities                                 --                   1                     1
                                             --------            --------            ----------
 Total liabilities                             13,648                 194                 6,566
                                             --------            --------            ----------
NET ASSETS:
 For contract liabilities                    $183,786            $240,985            $2,228,327
                                             ========            ========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 12,398              18,447               101,438
 Minimum unit fair value #*                    $14.69              $12.24                $21.62
 Maximum unit fair value #*                    $14.91              $14.72                $22.96
 Contract liability                          $183,786            $240,985            $2,228,327
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                  --                    --
 Minimum unit fair value #*                        --                  --                    --
 Maximum unit fair value #*                        --                  --                    --
 Contract liability                                --                  --                    --


                                             WELLS FARGO          ALGER CAPITAL
                                         ADVANTAGE UTILITY &       APPRECIATION         ALGER MID CAP
                                          TELECOMMUNICATION       INSTITUTIONAL             GROWTH
                                                FUND                   FUND           INSTITUTIONAL FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               2,919                 248,142                58,011
                                               =======              ==========            ==========
  Cost                                         $40,684              $5,539,275              $859,349
                                               =======              ==========            ==========
  Market value                                 $48,344              $6,595,617            $1,200,254
 Due from Sponsor Company                           --                   4,518                    66
 Receivable from fund shares sold                   10                      --                    --
 Other assets                                       --                      --                    --
                                               -------              ----------            ----------
 Total assets                                   48,354               6,600,135             1,200,320
                                               -------              ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             10                      --                    --
 Payable for fund shares purchased                  --                   4,518                    66
 Other liabilities                                   1                       2                     1
                                               -------              ----------            ----------
 Total liabilities                                  11                   4,520                    67
                                               -------              ----------            ----------
NET ASSETS:
 For contract liabilities                      $48,343              $6,595,615            $1,200,253
                                               =======              ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   2,344                 364,616                89,255
 Minimum unit fair value #*                     $20.44                  $16.04                $11.90
 Maximum unit fair value #*                     $21.04                  $23.25                $16.87
 Contract liability                            $48,343              $6,595,615            $1,200,253
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                      --                    --
 Minimum unit fair value #*                         --                      --                    --
 Maximum unit fair value #*                         --                      --                    --
 Contract liability                                 --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           ALGER SMALL CAP           NUVEEN
                                                GROWTH              MID CAP
                                          INSTITUTIONAL FUND       INDEX FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                9,470               159,968
                                               ========            ==========
  Cost                                         $264,461            $2,271,300
                                               ========            ==========
  Market value                                 $273,118            $2,796,247
 Due from Sponsor Company                            --                 3,729
 Receivable from fund shares sold                    46                    --
 Other assets                                        --                    --
                                               --------            ----------
 Total assets                                   273,164             2,799,976
                                               --------            ----------
LIABILITIES:
 Due to Sponsor Company                              46                    --
 Payable for fund shares purchased                   --                 3,729
 Other liabilities                                   --                    --
                                               --------            ----------
 Total liabilities                                   46                 3,729
                                               --------            ----------
NET ASSETS:
 For contract liabilities                      $273,118            $2,796,247
                                               ========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   19,007               153,658
 Minimum unit fair value #*                      $14.00                $17.93
 Maximum unit fair value #*                      $14.88                $18.81
 Contract liability                            $273,118            $2,796,247
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --
 Minimum unit fair value #*                          --                    --
 Maximum unit fair value #*                          --                    --
 Contract liability                                  --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             NUVEEN              NUVEEN           NUVEEN MID CAP
                                            SMALL CAP            EQUITY               GROWTH
                                           INDEX FUND          INDEX FUND       OPPORTUNITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             4,327              26,270                8,077
                                             =======            ========             ========
  Cost                                       $52,473            $642,573             $341,942
                                             =======            ========             ========
  Market value                               $64,732            $693,518             $366,354
 Due from Sponsor Company                        313                 216                6,396
 Receivable from fund shares sold                 --                  --                   --
 Other assets                                      1                  --                   --
                                             -------            --------             --------
 Total assets                                 65,046             693,734              372,750
                                             -------            --------             --------
LIABILITIES:
 Due to Sponsor Company                           --                  --                   --
 Payable for fund shares purchased               313                 216                6,396
 Other liabilities                                --                   1                    1
                                             -------            --------             --------
 Total liabilities                               313                 217                6,397
                                             -------            --------             --------
NET ASSETS:
 For contract liabilities                    $64,733            $693,517             $366,353
                                             =======            ========             ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 4,462              40,400               18,790
 Minimum unit fair value #*                   $14.15              $16.91               $18.78
 Maximum unit fair value #*                   $14.67              $17.75               $19.71
 Contract liability                          $64,733            $693,517             $366,353
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                  --                   --
 Minimum unit fair value #*                       --                  --                   --
 Maximum unit fair value #*                       --                  --                   --
 Contract liability                               --                  --                   --

                                                             NUVEEN SANTA
                                             NUVEEN             BARBARA            FIDELITY
                                            SMALL CAP          DIVIDEND         ADVISOR EQUITY
                                           SELECT FUND        GROWTH FUND        GROWTH FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (4)      SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,251                17                1,522
                                             =======             =====             ========
  Cost                                       $15,983              $537              $91,463
                                             =======             =====             ========
  Market value                               $17,861              $566             $126,010
 Due from Sponsor Company                         --                --                  228
 Receivable from fund shares sold                  3                 1                   --
 Other assets                                     --                --                    1
                                             -------             -----             --------
 Total assets                                 17,864               567              126,239
                                             -------             -----             --------
LIABILITIES:
 Due to Sponsor Company                            3                 1                   --
 Payable for fund shares purchased                --                --                  228
 Other liabilities                                --                --                   --
                                             -------             -----             --------
 Total liabilities                                 3                 1                  228
                                             -------             -----             --------
NET ASSETS:
 For contract liabilities                    $17,861              $566             $126,011
                                             =======             =====             ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,013                47                9,032
 Minimum unit fair value #*                   $17.24             $11.98              $13.25
 Maximum unit fair value #*                   $17.64             $11.98              $16.39
 Contract liability                          $17,861              $566             $126,011
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                --                   --
 Minimum unit fair value #*                       --                --                   --
 Maximum unit fair value #*                       --                --                   --
 Contract liability                               --                --                   --

(4)  Funded as of May 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       FIDELITY
                                                                       ADVISOR
                                                FIDELITY              LEVERAGED
                                             ADVISOR VALUE             COMPANY
                                            STRATEGIES FUND           STOCK FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  9,100                  76,543
                                               ==========            ============
  Cost                                           $259,261              $2,790,587
                                               ==========            ============
  Market value                                   $346,065              $4,010,062
 Due from Sponsor Company                              --                   2,599
 Receivable from fund shares sold                       3                      --
 Other assets                                          --                      --
                                               ----------            ------------
 Total assets                                     346,068               4,012,661
                                               ----------            ------------
LIABILITIES:
 Due to Sponsor Company                                 3                      --
 Payable for fund shares purchased                     --                   2,599
 Other liabilities                                     --                       1
                                               ----------            ------------
 Total liabilities                                      3                   2,600
                                               ----------            ------------
NET ASSETS:
 For contract liabilities                        $346,065              $4,010,061
                                               ==========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     14,279                 282,349
 Minimum unit fair value #*                        $24.24                  $13.33
 Maximum unit fair value #*                        $24.24                  $14.75
 Contract liability                              $346,065              $4,010,061
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --
 Minimum unit fair value #*                            --                      --
 Maximum unit fair value #*                            --                      --
 Contract liability                                    --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    FEDERATED           FEDERATED MDT
                                              FEDERATED           FUND FOR U.S.            MID CAP
                                               EQUITY               GOVERNMENT             GROWTH
                                          INCOME FUND, INC.      SECURITIES FUND       STRATEGIES FUND
                                           SUB-ACCOUNT (5)         SUB-ACCOUNT         SUB-ACCOUNT (6)
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,298                 45,239                1,567
                                              =========             ==========            =========
  Cost                                          $59,211               $347,184              $57,279
                                              =========             ==========            =========
  Market value                                  $78,694               $336,123              $69,452
 Due from Sponsor Company                            --                     --                   --
 Receivable from fund shares sold                     8                    108                   17
 Other assets                                        --                      1                   --
                                              ---------             ----------            ---------
 Total assets                                    78,702                336,232               69,469
                                              ---------             ----------            ---------
LIABILITIES:
 Due to Sponsor Company                               8                    108                   17
 Payable for fund shares purchased                   --                     --                   --
 Other liabilities                                    1                     --                   --
                                              ---------             ----------            ---------
 Total liabilities                                    9                    108                   17
                                              ---------             ----------            ---------
NET ASSETS:
 For contract liabilities                       $78,693               $336,124              $69,452
                                              =========             ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,176                 27,979                4,570
 Minimum unit fair value #*                      $12.89                 $11.89               $12.27
 Maximum unit fair value #*                      $16.20                 $12.51               $15.52
 Contract liability                             $78,693               $336,124              $69,452
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                     --                   --
 Minimum unit fair value #*                          --                     --                   --
 Maximum unit fair value #*                          --                     --                   --
 Contract liability                                  --                     --                   --


                                            FEDERATED                                   FEDERATED
                                           HIGH INCOME           FEDERATED              SHORT-TERM
                                            BOND FUND           KAUFMAN FUND           INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               783                 770,442                13,878
                                             =======            ============            ==========
  Cost                                        $5,359              $4,065,258              $117,254
                                             =======            ============            ==========
  Market value                                $6,139              $4,753,625              $118,937
 Due from Sponsor Company                         --                   2,116                    --
 Receivable from fund shares sold                  5                      --                 1,270
 Other assets                                     --                      --                     1
                                             -------            ------------            ----------
 Total assets                                  6,144               4,755,741               120,208
                                             -------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                            5                      --                 1,270
 Payable for fund shares purchased                --                   2,116                    --
 Other liabilities                                --                      --                    --
                                             -------            ------------            ----------
 Total liabilities                                 5                   2,116                 1,270
                                             -------            ------------            ----------
NET ASSETS:
 For contract liabilities                     $6,139              $4,753,625              $118,938
                                             =======            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   373                 338,748                 8,898
 Minimum unit fair value #*                   $16.46                  $12.53                $13.37
 Maximum unit fair value #*                   $16.46                  $16.66                $13.37
 Contract liability                           $6,139              $4,753,625              $118,938
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                      --                    --
 Minimum unit fair value #*                       --                      --                    --
 Maximum unit fair value #*                       --                      --                    --
 Contract liability                               --                      --                    --

(5) Effective April 19, 2013 Federated Capital Appreciation Fund merged with Federated Equity Income Fund, Inc.

(6) Formerly Federated Mid Cap Growth Strategies Fund. Change effective January 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               FEDERATED            FEDERATED
                                              TOTAL RETURN        INTERNATIONAL
                                               BOND FUND          LEADERS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 28,616                  9
                                               ==========            =======
  Cost                                           $315,590               $234
                                               ==========            =======
  Market value                                   $311,622               $297
 Due from Sponsor Company                              86                 --
 Receivable from fund shares sold                      --                 --
 Other assets                                           2                 --
                                               ----------            -------
 Total assets                                     311,710                297
                                               ----------            -------
LIABILITIES:
 Due to Sponsor Company                                --                 --
 Payable for fund shares purchased                     86                 --
 Other liabilities                                     --                 --
                                               ----------            -------
 Total liabilities                                     86                 --
                                               ----------            -------
NET ASSETS:
 For contract liabilities                        $311,624               $297
                                               ==========            =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     17,625                 19
 Minimum unit fair value #*                        $13.28             $15.21
 Maximum unit fair value #*                        $42.87             $15.21
 Contract liability                              $311,624               $297
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                 --
 Minimum unit fair value #*                            --                 --
 Maximum unit fair value #*                            --                 --
 Contract liability                                    --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            FIDELITY VIP
                                               GROWTH             FIDELITY VIP          FIDELITY VIP
                                           OPPORTUNITIES            OVERSEAS          VALUE STRATEGIES
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               12,184                 7,204                25,844
                                             ==========            ==========            ==========
  Cost                                         $263,316              $129,810              $268,174
                                             ==========            ==========            ==========
  Market value                                 $365,034              $148,687              $371,382
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                     7                     3                     7
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   365,041               148,690               371,389
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               7                     3                     7
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                    7                     3                     7
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $365,034              $148,687              $371,382
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   20,743                11,548                22,953
 Minimum unit fair value #*                      $17.60                $12.88                $16.18
 Maximum unit fair value #*                      $17.60                $12.88                $16.18
 Contract liability                            $365,034              $148,687              $371,382
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

                                                                    FIDELITY VIP
                                             FIDELITY VIP             GROWTH &           FIDELITY VIP
                                               BALANCED                INCOME            FREEDOM 2020
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 74,719                13,466                5,167
                                             ============            ==========            =========
  Cost                                         $1,141,890              $216,280              $59,456
                                             ============            ==========            =========
  Market value                                 $1,327,018              $257,736              $64,796
 Due from Sponsor Company                              --                    --                   --
 Receivable from fund shares sold                   2,228                     5                    1
 Other assets                                           1                    --                   --
                                             ------------            ----------            ---------
 Total assets                                   1,329,247               257,741               64,797
                                             ------------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                             2,228                     5                    1
 Payable for fund shares purchased                     --                    --                   --
 Other liabilities                                     --                    --                   --
                                             ------------            ----------            ---------
 Total liabilities                                  2,228                     5                    1
                                             ------------            ----------            ---------
NET ASSETS:
 For contract liabilities                      $1,327,019              $257,736              $64,796
                                             ============            ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     79,606                16,669                3,017
 Minimum unit fair value #*                        $15.66                $15.46               $21.48
 Maximum unit fair value #*                        $15.66                $15.46               $21.48
 Contract liability                            $1,246,425              $257,736              $64,796
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      5,147                    --                   --
 Minimum unit fair value #*                        $15.66                    --                   --
 Maximum unit fair value #*                        $15.66                    --                   --
 Contract liability                               $80,594                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              FIDELITY VIP         FIDELITY VIP
                                              FREEDOM 2030         FREEDOM 2015
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 45,921                4,031
                                               ==========            =========
  Cost                                           $522,996              $42,215
                                               ==========            =========
  Market value                                   $586,868              $49,861
 Due from Sponsor Company                              --                   --
 Receivable from fund shares sold                      38                    3
 Other assets                                          --                   --
                                               ----------            ---------
 Total assets                                     586,906               49,864
                                               ----------            ---------
LIABILITIES:
 Due to Sponsor Company                                38                    3
 Payable for fund shares purchased                     --                   --
 Other liabilities                                      1                   --
                                               ----------            ---------
 Total liabilities                                     39                    3
                                               ----------            ---------
NET ASSETS:
 For contract liabilities                        $586,867              $49,861
                                               ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     24,456                2,520
 Minimum unit fair value #*                        $23.10               $19.79
 Maximum unit fair value #*                        $24.00               $19.79
 Contract liability                              $586,867              $49,861
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   --
 Minimum unit fair value #*                            --                   --
 Maximum unit fair value #*                            --                   --
 Contract liability                                    --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY              TEMPLETON
                                            FREEDOM 2025       STOCK SELECTOR            GLOBAL
                                             PORTFOLIO          ALL CAP FUND       OPPORTUNITIES TRUST
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               13,833                 76                  3,599
                                             ==========            =======              =========
  Cost                                         $173,640             $2,154                $67,204
                                             ==========            =======              =========
  Market value                                 $178,727             $2,706                $83,937
 Due from Sponsor Company                            --                 --                     39
 Receivable from fund shares sold                    15                  6                     --
 Other assets                                        --                 --                     --
                                             ----------            -------              ---------
 Total assets                                   178,742              2,712                 83,976
                                             ----------            -------              ---------
LIABILITIES:
 Due to Sponsor Company                              15                  6                     --
 Payable for fund shares purchased                   --                 --                     39
 Other liabilities                                   --                 --                     --
                                             ----------            -------              ---------
 Total liabilities                                   15                  6                     39
                                             ----------            -------              ---------
NET ASSETS:
 For contract liabilities                      $178,727             $2,706                $83,937
                                             ==========            =======              =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    7,788                189                  3,665
 Minimum unit fair value #*                      $22.95             $14.28                 $22.86
 Maximum unit fair value #*                      $22.95             $14.28                 $23.42
 Contract liability                            $178,727             $2,706                $83,937
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                 --                     --
 Minimum unit fair value #*                          --                 --                     --
 Maximum unit fair value #*                          --                 --                     --
 Contract liability                                  --                 --                     --

                                              TEMPLETON                FRANKLIN                FRANKLIN
                                              DEVELOPING                 HIGH                 STRATEGIC
                                            MARKETS TRUST            INCOME FUND             INCOME FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 57,498                 509,503                 379,968
                                             ============            ============            ============
  Cost                                         $1,350,313              $1,035,247              $3,941,870
                                             ============            ============            ============
  Market value                                 $1,314,403              $1,075,051              $3,974,467
 Due from Sponsor Company                              --                      --                      --
 Receivable from fund shares sold                     229                  11,741                   2,658
 Other assets                                           1                      --                       1
                                             ------------            ------------            ------------
 Total assets                                   1,314,633               1,086,792               3,977,126
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               229                  11,741                   2,658
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total liabilities                                    229                  11,741                   2,658
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $1,314,404              $1,075,051              $3,974,468
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    116,910                  65,630                 271,050
 Minimum unit fair value #*                         $9.57                  $15.48                  $14.04
 Maximum unit fair value #*                        $14.56                  $17.39                  $15.75
 Contract liability                            $1,314,404              $1,075,051              $3,974,468
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                TEMPLETON               FRANKLIN
                                                  GLOBAL            U.S. GOVERNMENT
                                                BOND FUND           SECURITIES FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  322,857               105,168
                                               ============            ==========
  Cost                                           $4,210,559              $704,967
                                               ============            ==========
  Market value                                   $4,242,335              $678,332
 Due from Sponsor Company                             2,952                   429
 Receivable from fund shares sold                        --                    --
 Other assets                                            --                    --
                                               ------------            ----------
 Total assets                                     4,245,287               678,761
                                               ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                  --                    --
 Payable for fund shares purchased                    2,952                   429
 Other liabilities                                        1                    --
                                               ------------            ----------
 Total liabilities                                    2,953                   429
                                               ------------            ----------
NET ASSETS:
 For contract liabilities                        $4,242,334              $678,332
                                               ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      245,611                53,090
 Minimum unit fair value #*                          $15.30                $12.54
 Maximum unit fair value #*                          $18.59                $12.99
 Contract liability                              $4,242,334              $678,332
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    --
 Minimum unit fair value #*                              --                    --
 Maximum unit fair value #*                              --                    --
 Contract liability                                      --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               FRANKLIN                 MUTUAL
                                              SMALL CAP            GLOBAL DISCOVERY            TEMPLETON
                                              VALUE FUND                 FUND                 GROWTH FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 56,029                  378,762                  98,081
                                             ============            =============            ============
  Cost                                         $2,466,949              $11,051,024              $1,962,044
                                             ============            =============            ============
  Market value                                 $3,333,702              $12,590,033              $2,449,086
 Due from Sponsor Company                           3,026                       --                  10,640
 Receivable from fund shares sold                      --                   26,739                      --
 Other assets                                          --                       --                      --
                                             ------------            -------------            ------------
 Total assets                                   3,336,728               12,616,772               2,459,726
                                             ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                   26,739                      --
 Payable for fund shares purchased                  3,026                       --                  10,640
 Other liabilities                                      1                        1                      --
                                             ------------            -------------            ------------
 Total liabilities                                  3,027                   26,740                  10,640
                                             ------------            -------------            ------------
NET ASSETS:
 For contract liabilities                      $3,333,701              $12,590,032              $2,449,086
                                             ============            =============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    161,086                  937,246                 156,786
 Minimum unit fair value #*                        $14.17                   $12.51                  $10.49
 Maximum unit fair value #*                        $59.50                   $16.96                  $36.29
 Contract liability                            $3,333,701              $12,590,032              $2,449,086
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                       --                      --
 Minimum unit fair value #*                            --                       --                      --
 Maximum unit fair value #*                            --                       --                      --
 Contract liability                                    --                       --                      --

                                                                                              FRANKLIN
                                               FRANKLIN                FRANKLIN                TOTAL
                                             INCOME FUND             GROWTH FUND            RETURN FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              3,980,475                  58,188                42,575
                                             ============            ============            ==========
  Cost                                         $8,621,120              $2,886,519              $423,766
                                             ============            ============            ==========
  Market value                                 $9,632,750              $3,792,715              $419,362
 Due from Sponsor Company                              --                  10,655                    --
 Receivable from fund shares sold                 158,102                      --                     2
 Other assets                                          --                      --                     1
                                             ------------            ------------            ----------
 Total assets                                   9,790,852               3,803,370               419,365
                                             ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                           158,102                      --                     2
 Payable for fund shares purchased                     --                  10,655                    --
 Other liabilities                                     --                      --                    --
                                             ------------            ------------            ----------
 Total liabilities                                158,102                  10,655                     2
                                             ------------            ------------            ----------
NET ASSETS:
 For contract liabilities                      $9,632,750              $3,792,715              $419,363
                                             ============            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    688,749                 241,885                31,003
 Minimum unit fair value #*                        $12.82                  $14.07                $13.07
 Maximum unit fair value #*                        $16.00                  $17.90                $14.25
 Contract liability                            $9,632,750              $3,792,715              $419,363
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                    --
 Minimum unit fair value #*                            --                      --                    --
 Maximum unit fair value #*                            --                      --                    --
 Contract liability                                    --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN
                                              BALANCE SHEET               MUTUAL
                                             INVESTMENT FUND           BEACON FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   63,819                  93,472
                                               ============            ============
  Cost                                           $3,134,430              $1,159,352
                                               ============            ============
  Market value                                   $3,277,736              $1,570,328
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                    21,897                   1,792
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     3,299,633               1,572,120
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              21,897                   1,792
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                   21,897                   1,792
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $3,277,736              $1,570,328
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      128,738                 124,505
 Minimum unit fair value #*                          $23.21                  $10.84
 Maximum unit fair value #*                          $25.83                  $14.01
 Contract liability                              $3,277,736              $1,570,328
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               FRANKLIN
                                               FRANKLIN                FRANKLIN               TEMPLETON
                                                MUTUAL              SMALL-MID CAP            CONSERVATIVE
                                             SHARES FUND             GROWTH FUND           ALLOCATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                174,502                 161,221                 206,892
                                             ============            ============            ============
  Cost                                         $3,930,260              $6,265,199              $2,707,593
                                             ============            ============            ============
  Market value                                 $4,906,974              $6,610,040              $3,030,958
 Due from Sponsor Company                             398                      --                   1,210
 Receivable from fund shares sold                      --                   4,412                      --
 Other assets                                           1                      --                      --
                                             ------------            ------------            ------------
 Total assets                                   4,907,373               6,614,452               3,032,168
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                   4,412                      --
 Payable for fund shares purchased                    398                      --                   1,210
 Other liabilities                                     --                      --                       1
                                             ------------            ------------            ------------
 Total liabilities                                    398                   4,412                   1,211
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $4,906,975              $6,610,040              $3,030,957
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    291,770                 527,578                 225,629
 Minimum unit fair value #*                        $11.15                  $11.93                  $12.65
 Maximum unit fair value #*                        $20.61                  $22.27                  $14.68
 Contract liability                            $4,906,975              $6,610,040              $3,030,957
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

                                               FRANKLIN                FRANKLIN
                                              TEMPLETON               TEMPLETON
                                                GROWTH                 MODERATE           TEMPLETON
                                           ALLOCATION FUND         ALLOCATION FUND      FOREIGN FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                324,082                 484,190           2,114,203
                                             ============            ============       =============
  Cost                                         $4,779,000              $6,793,376         $15,847,974
                                             ============            ============       =============
  Market value                                 $5,963,112              $7,645,362         $17,569,023
 Due from Sponsor Company                           4,428                   4,235                  --
 Receivable from fund shares sold                      --                      --               3,579
 Other assets                                          --                      --                  --
                                             ------------            ------------       -------------
 Total assets                                   5,967,540               7,649,597          17,572,602
                                             ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                                --                      --               3,579
 Payable for fund shares purchased                  4,428                   4,235                  --
 Other liabilities                                     --                      --                  --
                                             ------------            ------------       -------------
 Total liabilities                                  4,428                   4,235               3,579
                                             ------------            ------------       -------------
NET ASSETS:
 For contract liabilities                      $5,963,112              $7,645,362         $17,569,023
                                             ============            ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    422,956                 541,169           1,075,835
 Minimum unit fair value #*                        $12.80                  $12.97              $11.56
 Maximum unit fair value #*                        $15.84                  $15.46              $25.01
 Contract liability                            $5,963,112              $7,645,362         $17,569,023
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                  --
 Minimum unit fair value #*                            --                      --                  --
 Maximum unit fair value #*                            --                      --                  --
 Contract liability                                    --                      --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN
                                             SMALL-MID CAP
                                                 GROWTH           HIGHLAND PREMIER
                                            SECURITIES FUND         GROWTH EQUITY
                                              SUB-ACCOUNT          SUB-ACCOUNT (7)
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  6,172                   493
                                               ==========             =========
  Cost                                           $138,133               $12,243
                                               ==========             =========
  Market value                                   $175,155               $15,973
 Due from Sponsor Company                              --                    41
 Receivable from fund shares sold                       3                    --
 Other assets                                          --                    --
                                               ----------             ---------
 Total assets                                     175,158                16,014
                                               ----------             ---------
LIABILITIES:
 Due to Sponsor Company                                 3                    --
 Payable for fund shares purchased                     --                    41
 Other liabilities                                     --                     1
                                               ----------             ---------
 Total liabilities                                      3                    42
                                               ----------             ---------
NET ASSETS:
 For contract liabilities                        $175,155               $15,972
                                               ==========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      9,950                   957
 Minimum unit fair value #*                        $17.60                $16.44
 Maximum unit fair value #*                        $17.60                $32.42
 Contract liability                              $175,155               $15,972
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(7)  Formerly Pyxis Premier Growth Equity Fund. Change effective February 8,
     2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                          INCOME BUILDER          CAPITAL           CORE FIXED
                                               FUND             GROWTH FUND         INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               3,633                 73                7,161
                                             =========            =======            =========
  Cost                                         $67,614             $1,532              $71,265
                                             =========            =======            =========
  Market value                                 $82,388             $1,901              $73,402
 Due from Sponsor Company                           87                 --                   --
 Receivable from fund shares sold                   --                  3                   49
 Other assets                                        1                 --                    1
                                             ---------            -------            ---------
 Total assets                                   82,476              1,904               73,452
                                             ---------            -------            ---------
LIABILITIES:
 Due to Sponsor Company                             --                  3                   49
 Payable for fund shares purchased                  87                 --                   --
 Other liabilities                                  --                  1                   --
                                             ---------            -------            ---------
 Total liabilities                                  87                  4                   49
                                             ---------            -------            ---------
NET ASSETS:
 For contract liabilities                      $82,389             $1,900              $73,403
                                             =========            =======            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,323                121                5,940
 Minimum unit fair value #*                     $15.46             $14.07               $12.20
 Maximum unit fair value #*                     $26.97             $15.82               $12.42
 Contract liability                            $82,389             $1,900              $73,403
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                 --                   --
 Minimum unit fair value #*                         --                 --                   --
 Maximum unit fair value #*                         --                 --                   --
 Contract liability                                 --                 --                   --

                                            GOLDMAN SACHS          GOLDMAN SACHS          GOLDMAN SACHS
                                        U.S. EQUITY INSIGHTS         GOVERNMENT              GROWTH &
                                                FUND                INCOME FUND            INCOME FUND
                                           SUB-ACCOUNT (8)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  21                   151,154                 7,219
                                               =======              ============            ==========
  Cost                                            $477                $2,305,655              $150,106
                                               =======              ============            ==========
  Market value                                    $750                $2,194,751              $213,752
 Due from Sponsor Company                           --                        --                    12
 Receivable from fund shares sold                    1                    11,575                    --
 Other assets                                       --                         2                     1
                                               -------              ------------            ----------
 Total assets                                      751                 2,206,328               213,765
                                               -------              ------------            ----------
LIABILITIES:
 Due to Sponsor Company                              1                    11,575                    --
 Payable for fund shares purchased                  --                        --                    12
 Other liabilities                                  --                        --                    --
                                               -------              ------------            ----------
 Total liabilities                                   1                    11,575                    12
                                               -------              ------------            ----------
NET ASSETS:
 For contract liabilities                         $750                $2,194,753              $213,753
                                               =======              ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      54                   171,144                16,000
 Minimum unit fair value #*                     $13.82                    $11.85                $11.02
 Maximum unit fair value #*                     $13.82                    $14.52                $13.78
 Contract liability                               $750                $2,194,753              $213,753
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                        --                    --
 Minimum unit fair value #*                         --                        --                    --
 Maximum unit fair value #*                         --                        --                    --
 Contract liability                                 --                        --                    --

(8) Formerly Goldman Sachs Structured U.S. Equity Fund. Change effective May 3, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     GOLDMAN SACHS
                                              GOLDMAN SACHS          CONCENTRATED
                                                  GROWTH             INTERNATIONAL
                                            OPPORTUNITIES FUND        EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  22,003                   763
                                                ==========             =========
  Cost                                            $478,474               $12,125
                                                ==========             =========
  Market value                                    $614,760               $15,565
 Due from Sponsor Company                              323                    --
 Receivable from fund shares sold                       --                    13
 Other assets                                            1                    --
                                                ----------             ---------
 Total assets                                      615,084                15,578
                                                ----------             ---------
LIABILITIES:
 Due to Sponsor Company                                 --                    13
 Payable for fund shares purchased                     323                    --
 Other liabilities                                      --                    --
                                                ----------             ---------
 Total liabilities                                     323                    13
                                                ----------             ---------
NET ASSETS:
 For contract liabilities                         $614,761               $15,565
                                                ==========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      35,806                 1,504
 Minimum unit fair value #*                         $16.43                 $9.41
 Maximum unit fair value #*                         $20.49                $11.43
 Contract liability                               $614,761               $15,565
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    --
 Minimum unit fair value #*                             --                    --
 Maximum unit fair value #*                             --                    --
 Contract liability                                     --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            GOLDMAN SACHS           GOLDMAN SACHS          GOLDMAN SACHS
                                               MID CAP                SMALL CAP              STRATEGIC
                                              VALUE FUND              VALUE FUND            GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                123,615                  71,746                  886
                                             ============            ============            =========
  Cost                                         $4,803,663              $3,046,019               $9,965
                                             ============            ============            =========
  Market value                                 $5,448,933              $3,819,034              $10,969
 Due from Sponsor Company                              --                      --                   --
 Receivable from fund shares sold                     829                  85,040                    5
 Other assets                                           1                       1                   --
                                             ------------            ------------            ---------
 Total assets                                   5,449,763               3,904,075               10,974
                                             ------------            ------------            ---------
LIABILITIES:
 Due to Sponsor Company                               829                  85,040                    5
 Payable for fund shares purchased                     --                      --                   --
 Other liabilities                                     --                      --                   --
                                             ------------            ------------            ---------
 Total liabilities                                    829                  85,040                    5
                                             ------------            ------------            ---------
NET ASSETS:
 For contract liabilities                      $5,448,934              $3,819,035              $10,969
                                             ============            ============            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    183,311                 224,945                  744
 Minimum unit fair value #*                        $13.07                  $15.59               $13.90
 Maximum unit fair value #*                        $68.06                  $18.87               $16.46
 Contract liability                            $5,448,934              $3,819,035              $10,969
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                   --
 Minimum unit fair value #*                            --                      --                   --
 Maximum unit fair value #*                            --                      --                   --
 Contract liability                                    --                      --                   --

                                            GOLDMAN SACHS          GOLDMAN SACHS         GOLDMAN SACHS
                                                 HIGH                LARGE CAP           SMALL/MID CAP
                                              YIELD FUND             VALUE FUND           GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                625,310                30,625                36,124
                                             ============            ==========            ==========
  Cost                                         $4,471,396              $379,950              $540,314
                                             ============            ==========            ==========
  Market value                                 $4,452,206              $510,828              $720,311
 Due from Sponsor Company                          13,145                    --                   834
 Receivable from fund shares sold                      --                    72                    --
 Other assets                                          38                    --                    --
                                             ------------            ----------            ----------
 Total assets                                   4,465,389               510,900               721,145
                                             ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                    72                    --
 Payable for fund shares purchased                 13,145                    --                   834
 Other liabilities                                     --                    --                     1
                                             ------------            ----------            ----------
 Total liabilities                                 13,145                    72                   835
                                             ------------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $4,452,244              $510,828              $720,310
                                             ============            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    254,839                43,262                20,866
 Minimum unit fair value #*                         $7.12                $11.37                $33.54
 Maximum unit fair value #*                        $18.30                $12.36                $35.62
 Contract liability                            $4,452,244              $510,828              $720,310
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --                    --
 Minimum unit fair value #*                            --                    --                    --
 Maximum unit fair value #*                            --                    --                    --
 Contract liability                                    --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              GOLDMAN SACHS           JOHN HANCOCK
                                          SATELLITE STRATEGIES         SMALL CAP
                                                PORTFOLIO             EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    50                    28,749
                                                 =======              ============
  Cost                                              $398                  $666,713
                                                 =======              ============
  Market value                                      $404                $1,032,649
 Due from Sponsor Company                             --                        --
 Receivable from fund shares sold                     --                    38,793
 Other assets                                         --                        --
                                                 -------              ------------
 Total assets                                        404                 1,071,442
                                                 -------              ------------
LIABILITIES:
 Due to Sponsor Company                               --                    38,793
 Payable for fund shares purchased                    --                        --
 Other liabilities                                    --                         1
                                                 -------              ------------
 Total liabilities                                    --                    38,794
                                                 -------              ------------
NET ASSETS:
 For contract liabilities                           $404                $1,032,648
                                                 =======              ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        36                    54,025
 Minimum unit fair value #*                       $11.22                    $17.84
 Maximum unit fair value #*                       $11.22                    $19.85
 Contract liability                                 $404                $1,032,648
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                        --
 Minimum unit fair value #*                           --                        --
 Maximum unit fair value #*                           --                        --
 Contract liability                                   --                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                                                    HARTFORD             TOTAL
                                            FROST VALUE             BALANCED          RETURN BOND
                                            EQUITY FUND             HLS FUND           HLS FUND
                                          SUB-ACCOUNT (9)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,741                 339,387           1,788,500
                                             =========            ============       =============
  Cost                                         $17,043              $7,345,033         $20,618,283
                                             =========            ============       =============
  Market value                                 $18,838              $8,522,721         $20,285,268
 Due from Sponsor Company                           --                      --                  --
 Receivable from fund shares sold                    3                     179               2,140
 Other assets                                       --                      --                  --
                                             ---------            ------------       -------------
 Total assets                                   18,841               8,522,900          20,287,408
                                             ---------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                              3                     179               2,140
 Payable for fund shares purchased                  --                      --                  --
 Other liabilities                                  --                       1                   3
                                             ---------            ------------       -------------
 Total liabilities                                   3                     180               2,143
                                             ---------            ------------       -------------
NET ASSETS:
 For contract liabilities                      $18,838              $8,522,720         $20,285,265
                                             =========            ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,255                 550,370           1,437,382
 Minimum unit fair value #*                     $14.96                  $11.02               $9.49
 Maximum unit fair value #*                     $15.07                  $25.11              $18.80
 Contract liability                            $18,838              $8,522,720         $20,151,905
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                      --              10,161
 Minimum unit fair value #*                         --                      --              $13.12
 Maximum unit fair value #*                         --                      --              $13.12
 Contract liability                                 --                      --            $133,360

                                          HARTFORD      HARTFORD
                                          CAPITAL       DIVIDEND          HARTFORD
                                        APPRECIATION   AND GROWTH     GLOBAL RESEARCH
                                          HLS FUND      HLS FUND          HLS FUND
                                        SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           488,163     1,267,015           40,432
                                        ============  ============       ==========
  Cost                                   $24,219,615   $28,404,487         $409,715
                                        ============  ============       ==========
  Market value                           $29,118,920   $34,263,114         $541,217
 Due from Sponsor Company                         --            --               --
 Receivable from fund shares sold             24,833           233               44
 Other assets                                     --            --                1
                                        ------------  ------------       ----------
 Total assets                             29,143,753    34,263,347          541,262
                                        ------------  ------------       ----------
LIABILITIES:
 Due to Sponsor Company                       24,833           233               44
 Payable for fund shares purchased                --            --               --
 Other liabilities                                 1             2               --
                                        ------------  ------------       ----------
 Total liabilities                            24,834           235               44
                                        ------------  ------------       ----------
NET ASSETS:
 For contract liabilities                $29,118,919   $34,263,112         $541,218
                                        ============  ============       ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             1,219,824     2,998,287           37,971
 Minimum unit fair value #*                   $14.19         $5.45           $13.70
 Maximum unit fair value #*                   $37.89        $22.55           $14.49
 Contract liability                      $29,076,690   $34,227,785         $541,218
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 2,591         2,194               --
 Minimum unit fair value #*                   $16.30        $16.10               --
 Maximum unit fair value #*                   $16.30        $16.10               --
 Contract liability                          $42,229       $35,327               --

(9)  Formerly Frost Dividend Value Equity Fund. Change effective November 28,
     2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 HARTFORD               HARTFORD
                                                HEALTHCARE           GLOBAL GROWTH
                                                 HLS FUND               HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  118,735                 5,477
                                               ============            ==========
  Cost                                           $2,238,813               $82,527
                                               ============            ==========
  Market value                                   $3,022,804              $121,366
 Due from Sponsor Company                                --                    --
 Receivable from fund shares sold                       214                    61
 Other assets                                            --                    --
                                               ------------            ----------
 Total assets                                     3,023,018               121,427
                                               ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                 214                    61
 Payable for fund shares purchased                       --                    --
 Other liabilities                                        1                    --
                                               ------------            ----------
 Total liabilities                                      215                    61
                                               ------------            ----------
NET ASSETS:
 For contract liabilities                        $3,022,803              $121,366
                                               ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      121,754                 9,952
 Minimum unit fair value #*                          $16.34                $11.16
 Maximum unit fair value #*                          $36.81                $13.95
 Contract liability                              $3,022,803              $121,366
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    --
 Minimum unit fair value #*                              --                    --
 Maximum unit fair value #*                              --                    --
 Contract liability                                      --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                              HARTFORD                GROWTH            HARTFORD
                                               GROWTH             OPPORTUNITIES           INDEX
                                              HLS FUND               HLS FUND           HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               35,355                 112,607             278,475
                                             ==========            ============       =============
  Cost                                         $461,125              $3,095,489          $8,356,553
                                             ==========            ============       =============
  Market value                                 $615,101              $4,491,491         $10,715,199
 Due from Sponsor Company                         1,190                     767                 207
 Receivable from fund shares sold                    --                      --                  --
 Other assets                                        --                      --                  --
                                             ----------            ------------       -------------
 Total assets                                   616,291               4,492,258          10,715,406
                                             ----------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                              --                      --                  --
 Payable for fund shares purchased                1,190                     767                 207
 Other liabilities                                   --                       1                  --
                                             ----------            ------------       -------------
 Total liabilities                                1,190                     768                 207
                                             ----------            ------------       -------------
NET ASSETS:
 For contract liabilities                      $615,101              $4,491,490         $10,715,199
                                             ==========            ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   36,940                 290,991             840,794
 Minimum unit fair value #*                      $13.80                  $13.43               $2.93
 Maximum unit fair value #*                      $18.16                  $40.58              $18.72
 Contract liability                            $615,101              $4,491,490         $10,633,044
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --               5,451
 Minimum unit fair value #*                          --                      --              $15.07
 Maximum unit fair value #*                          --                      --              $15.07
 Contract liability                                  --                      --             $82,155

                                               HARTFORD
                                            INTERNATIONAL         HARTFORD            HARTFORD
                                            OPPORTUNITIES          MIDCAP         ULTRASHORT BOND
                                               HLS FUND           HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (10)
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 75,738             596,482            647,240
                                             ============       =============       ============
  Cost                                         $1,008,200         $18,639,548         $6,472,329
                                             ============       =============       ============
  Market value                                 $1,142,177         $22,588,755         $6,468,800
 Due from Sponsor Company                             796                  --                 --
 Receivable from fund shares sold                      --              31,797              2,260
 Other assets                                          --                  --                 --
                                             ------------       -------------       ------------
 Total assets                                   1,142,973          22,620,552          6,471,060
                                             ------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                                --              31,797              2,260
 Payable for fund shares purchased                    796                  --                 --
 Other liabilities                                     --                  --                 --
                                             ------------       -------------       ------------
 Total liabilities                                    796              31,797              2,260
                                             ------------       -------------       ------------
NET ASSETS:
 For contract liabilities                      $1,142,177         $22,588,755         $6,468,800
                                             ============       =============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     78,428             721,605            636,606
 Minimum unit fair value #*                        $11.66              $19.06              $3.64
 Maximum unit fair value #*                        $15.84              $32.37             $12.55
 Contract liability                            $1,142,177         $22,588,755         $6,386,452
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                  --              7,977
 Minimum unit fair value #*                            --                  --             $10.32
 Maximum unit fair value #*                            --                  --             $10.32
 Contract liability                                    --                  --            $82,348

(10) Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 HARTFORD               HARTFORD
                                              SMALL COMPANY         SMALLCAP GROWTH
                                                 HLS FUND               HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  304,896                16,130
                                               ============            ==========
  Cost                                           $6,569,585              $394,732
                                               ============            ==========
  Market value                                   $8,017,588              $521,960
 Due from Sponsor Company                                --                    --
 Receivable from fund shares sold                       128                    54
 Other assets                                            --                    --
                                               ------------            ----------
 Total assets                                     8,017,716               522,014
                                               ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                 128                    54
 Payable for fund shares purchased                       --                    --
 Other liabilities                                        1                    --
                                               ------------            ----------
 Total liabilities                                      129                    54
                                               ------------            ----------
NET ASSETS:
 For contract liabilities                        $8,017,587              $521,960
                                               ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      771,757                26,080
 Minimum unit fair value #*                           $4.23                $17.71
 Maximum unit fair value #*                          $29.09                $32.60
 Contract liability                              $8,017,587              $521,960
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    --
 Minimum unit fair value #*                              --                    --
 Maximum unit fair value #*                              --                    --
 Contract liability                                      --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       HARTFORD
                                               HARTFORD            U.S. GOVERNMENT             HARTFORD
                                                STOCK                 SECURITIES                VALUE
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                112,601                 125,771                 104,754
                                             ============            ============            ============
  Cost                                         $5,232,622              $1,345,934              $1,140,395
                                             ============            ============            ============
  Market value                                 $6,538,682              $1,297,950              $1,611,776
 Due from Sponsor Company                              --                     124                     783
 Receivable from fund shares sold                   5,414                      --                      --
 Other assets                                          --                       2                      --
                                             ------------            ------------            ------------
 Total assets                                   6,544,096               1,298,076               1,612,559
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                             5,414                      --                      --
 Payable for fund shares purchased                     --                     124                     783
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total liabilities                                  5,414                     124                     783
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $6,538,682              $1,297,952              $1,611,776
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    428,112                 118,069                  96,430
 Minimum unit fair value #*                        $12.62                  $10.67                  $15.39
 Maximum unit fair value #*                        $34.00                  $11.11                  $17.31
 Contract liability                            $6,538,682              $1,297,952              $1,611,776
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

                                                                                          THE HARTFORD
                                            THE HARTFORD                                     TARGET
                                             CHECKS AND             HARTFORD               RETIREMENT
                                           BALANCES FUND           HIGH YIELD              2010 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (11)          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               23,164                 1,829                  118,091
                                             ==========             =========             ============
  Cost                                         $238,556               $13,847               $1,139,000
                                             ==========             =========             ============
  Market value                                 $258,979               $13,990               $1,183,730
 Due from Sponsor Company                            --                    --                       --
 Receivable from fund shares sold               279,151                    --                      115
 Other assets                                         1                     1                       --
                                             ----------             ---------             ------------
 Total assets                                   538,131                13,991                1,183,845
                                             ----------             ---------             ------------
LIABILITIES:
 Due to Sponsor Company                         279,151                    --                      115
 Payable for fund shares purchased                   --                    --                       --
 Other liabilities                                   --                    --                       --
                                             ----------             ---------             ------------
 Total liabilities                              279,151                    --                      115
                                             ----------             ---------             ------------
NET ASSETS:
 For contract liabilities                      $258,980               $13,991               $1,183,730
                                             ==========             =========             ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   17,827                   942                   77,442
 Minimum unit fair value #*                      $14.35                $14.30                   $12.13
 Maximum unit fair value #*                      $14.77                $14.90                   $19.76
 Contract liability                            $258,980               $13,991               $1,183,730
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                       --
 Minimum unit fair value #*                          --                    --                       --
 Maximum unit fair value #*                          --                    --                       --
 Contract liability                                  --                    --                       --

(11) Funded as of January 7, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               THE HARTFORD            THE HARTFORD
                                                  TARGET                  TARGET
                                                RETIREMENT              RETIREMENT
                                                2020 FUND               2030 FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  447,619                 463,753
                                               ============            ============
  Cost                                           $4,748,866              $4,523,914
                                               ============            ============
  Market value                                   $5,113,981              $5,039,485
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                   329,575                 199,709
 Other assets                                             1                      --
                                               ------------            ------------
 Total assets                                     5,443,557               5,239,194
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                             329,575                 199,709
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                       1
                                               ------------            ------------
 Total liabilities                                  329,575                 199,710
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $5,113,982              $5,039,484
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      354,395                 339,650
 Minimum unit fair value #*                          $12.05                  $12.31
 Maximum unit fair value #*                          $21.72                  $23.61
 Contract liability                              $5,113,982              $5,039,484
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             THE HARTFORD             THE HARTFORD
                                             DIVIDEND AND            INTERNATIONAL            THE HARTFORD
                                             GROWTH FUND           OPPORTUNITIES FUND         MIDCAP FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 77,157                   12,959                 17,529
                                             ============             ============             ==========
  Cost                                         $1,583,788                 $199,801               $415,618
                                             ============             ============             ==========
  Market value                                 $1,945,124                 $231,446               $492,225
 Due from Sponsor Company                              --                       --                     --
 Receivable from fund shares sold                   5,721                       36                    122
 Other assets                                          --                       --                     --
                                             ------------             ------------             ----------
 Total assets                                   1,950,845                  231,482                492,347
                                             ------------             ------------             ----------
LIABILITIES:
 Due to Sponsor Company                             5,721                       36                    122
 Payable for fund shares purchased                     --                       --                     --
 Other liabilities                                     --                        2                      1
                                             ------------             ------------             ----------
 Total liabilities                                  5,721                       38                    123
                                             ------------             ------------             ----------
NET ASSETS:
 For contract liabilities                      $1,945,124                 $231,444               $492,224
                                             ============             ============             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     94,296                   16,998                 27,729
 Minimum unit fair value #*                        $13.88                   $12.22                 $17.58
 Maximum unit fair value #*                        $27.32                   $14.67                 $18.10
 Contract liability                            $1,945,124                 $231,444               $492,224
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                       --                     --
 Minimum unit fair value #*                            --                       --                     --
 Maximum unit fair value #*                            --                       --                     --
 Contract liability                                    --                       --                     --

                                             THE HARTFORD           THE HARTFORD         THE HARTFORD
                                                SMALL               TOTAL RETURN          HEALTHCARE
                                             COMPANY FUND            BOND FUND               FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 46,451                26,972                2,659
                                             ============            ==========            =========
  Cost                                           $986,520              $290,462              $59,129
                                             ============            ==========            =========
  Market value                                 $1,205,866              $284,823              $84,950
 Due from Sponsor Company                             549                    --                   --
 Receivable from fund shares sold                      --                    70                9,694
 Other assets                                          --                     1                    1
                                             ------------            ----------            ---------
 Total assets                                   1,206,415               284,894               94,645
                                             ------------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                                --                    70                9,694
 Payable for fund shares purchased                    549                    --                   --
 Other liabilities                                      2                    --                   --
                                             ------------            ----------            ---------
 Total liabilities                                    551                    70                9,694
                                             ------------            ----------            ---------
NET ASSETS:
 For contract liabilities                      $1,205,864              $284,824              $84,951
                                             ============            ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     70,521                22,796                3,842
 Minimum unit fair value #*                        $14.51                $11.99               $17.89
 Maximum unit fair value #*                        $31.08                $12.82               $30.06
 Contract liability                            $1,205,864              $284,824              $84,951
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --                   --
 Minimum unit fair value #*                            --                    --                   --
 Maximum unit fair value #*                            --                    --                   --
 Contract liability                                    --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             THE HARTFORD          THE HARTFORD
                                                GROWTH               BALANCED
                                          OPPORTUNITIES FUND     ALLOCATION FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,801                263,129
                                                =======             ==========
  Cost                                          $56,552             $3,037,216
                                                =======             ==========
  Market value                                  $74,125             $3,407,513
 Due from Sponsor Company                            --                     --
 Receivable from fund shares sold                25,886                  4,377
 Other assets                                        --                     --
                                                -------             ----------
 Total assets                                   100,011              3,411,890
                                                -------             ----------
LIABILITIES:
 Due to Sponsor Company                          25,886                  4,377
 Payable for fund shares purchased                   --                     --
 Other liabilities                                    1                      1
                                                -------             ----------
 Total liabilities                               25,887                  4,378
                                                -------             ----------
NET ASSETS:
 For contract liabilities                       $74,124             $3,407,512
                                                =======             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    4,350                265,251
 Minimum unit fair value #*                      $14.78                 $11.95
 Maximum unit fair value #*                      $27.80                 $19.34
 Contract liability                             $74,124             $3,407,512
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                     --
 Minimum unit fair value #*                          --                     --
 Maximum unit fair value #*                          --                     --
 Contract liability                                  --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            THE HARTFORD          THE HARTFORD           THE HARTFORD
                                            CONSERVATIVE             CAPITAL                GROWTH
                                          ALLOCATION FUND       APPRECIATION FUND      ALLOCATION FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              129,551                243,837               231,489
                                             ==========            ===========            ==========
  Cost                                       $1,338,769             $7,081,270            $2,704,786
                                             ==========            ===========            ==========
  Market value                               $1,383,301            $10,023,402            $3,396,059
 Due from Sponsor Company                            --                     --                    --
 Receivable from fund shares sold                   422                  1,471                   602
 Other assets                                        --                      2                     1
                                             ----------            -----------            ----------
 Total assets                                 1,383,723             10,024,875             3,396,662
                                             ----------            -----------            ----------
LIABILITIES:
 Due to Sponsor Company                             422                  1,471                   602
 Payable for fund shares purchased                   --                     --                    --
 Other liabilities                                    1                     --                    --
                                             ----------            -----------            ----------
 Total liabilities                                  423                  1,471                   602
                                             ----------            -----------            ----------
NET ASSETS:
 For contract liabilities                    $1,383,300            $10,023,404            $3,396,060
                                             ==========            ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   99,759                703,289               251,114
 Minimum unit fair value #*                      $11.58                 $13.09                $12.63
 Maximum unit fair value #*                      $16.45                 $28.43                $23.10
 Contract liability                          $1,383,300            $10,023,404            $3,396,060
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                     --                    --
 Minimum unit fair value #*                          --                     --                    --
 Maximum unit fair value #*                          --                     --                    --
 Contract liability                                  --                     --                    --

                                           THE HARTFORD                          THE HARTFORD
                                            INFLATION         THE HARTFORD          EQUITY
                                            PLUS FUND          VALUE FUND        INCOME FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             32,864               503              20,743
                                             ========            ======            ========
  Cost                                       $386,489            $6,258            $353,147
                                             ========            ======            ========
  Market value                               $349,672            $6,317            $375,653
 Due from Sponsor Company                          --                --               1,695
 Receivable from fund shares sold              26,417                 3                  --
 Other assets                                      --                --                  --
                                             --------            ------            --------
 Total assets                                 376,089             6,320             377,348
                                             --------            ------            --------
LIABILITIES:
 Due to Sponsor Company                        26,417                 3                  --
 Payable for fund shares purchased                 --                --               1,695
 Other liabilities                                  1                --                  --
                                             --------            ------            --------
 Total liabilities                             26,418                 3               1,695
                                             --------            ------            --------
NET ASSETS:
 For contract liabilities                    $349,671            $6,317            $375,653
                                             ========            ======            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 28,575               390              21,289
 Minimum unit fair value #*                    $12.03            $16.10              $17.37
 Maximum unit fair value #*                    $12.78            $16.58              $17.98
 Contract liability                          $349,671            $6,317            $375,653
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                --                  --
 Minimum unit fair value #*                        --                --                  --
 Maximum unit fair value #*                        --                --                  --
 Contract liability                                --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               THE HARTFORD            THE HARTFORD
                                                  TARGET                  TARGET
                                                RETIREMENT              RETIREMENT
                                                2015 FUND               2025 FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  126,262                 316,934
                                               ============            ============
  Cost                                           $1,726,793              $4,401,176
                                               ============            ============
  Market value                                   $1,766,475              $4,880,921
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                    13,879                 129,301
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     1,780,354               5,010,222
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              13,879                 129,301
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                   13,880                 129,301
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $1,766,474              $4,880,921
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       89,153                 226,318
 Minimum unit fair value #*                          $17.47                  $18.66
 Maximum unit fair value #*                          $20.69                  $22.63
 Contract liability                              $1,766,474              $4,880,921
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             THE HARTFORD            THE HARTFORD            THE HARTFORD
                                                TARGET                  TARGET                  TARGET
                                              RETIREMENT              RETIREMENT              RETIREMENT
                                              2035 FUND               2040 FUND               2045 FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                141,387                 137,852                 116,029
                                             ============            ============            ============
  Cost                                         $2,050,222              $2,024,480              $1,635,829
                                             ============            ============            ============
  Market value                                 $2,335,701              $2,303,528              $1,884,311
 Due from Sponsor Company                              --                      --                      --
 Receivable from fund shares sold                  20,462                  13,832                  16,836
 Other assets                                           1                      --                      --
                                             ------------            ------------            ------------
 Total assets                                   2,356,164               2,317,360               1,901,147
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                            20,462                  13,832                  16,836
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total liabilities                                 20,462                  13,832                  16,836
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $2,335,702              $2,303,528              $1,884,311
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     96,670                  92,807                  75,418
 Minimum unit fair value #*                        $20.45                  $20.59                  $20.59
 Maximum unit fair value #*                        $25.37                  $25.82                  $25.98
 Contract liability                            $2,335,702              $2,303,528              $1,884,311
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

                                            THE HARTFORD                              THE HARTFORD
                                               TARGET            THE HARTFORD         INTERNATIONAL
                                             RETIREMENT            BALANCED           SMALL COMPANY
                                             2050 FUND            INCOME FUND             FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               59,396                6,040                  755
                                             ==========            =========            =========
  Cost                                         $865,746              $75,310              $10,791
                                             ==========            =========            =========
  Market value                                 $969,388              $79,180              $13,861
 Due from Sponsor Company                         3,738                  117                   --
 Receivable from fund shares sold                    --                   --                    6
 Other assets                                        --                   --                    1
                                             ----------            ---------            ---------
 Total assets                                   973,126               79,297               13,868
                                             ----------            ---------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                   --                    6
 Payable for fund shares purchased                3,738                  117                   --
 Other liabilities                                   --                   --                   --
                                             ----------            ---------            ---------
 Total liabilities                                3,738                  117                    6
                                             ----------            ---------            ---------
NET ASSETS:
 For contract liabilities                      $969,388              $79,180              $13,862
                                             ==========            =========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   39,715                5,987                1,032
 Minimum unit fair value #*                      $20.49               $13.01               $13.37
 Maximum unit fair value #*                      $25.85               $13.35               $13.52
 Contract liability                            $969,388              $79,180              $13,862
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                   --                   --
 Minimum unit fair value #*                          --                   --                   --
 Maximum unit fair value #*                          --                   --                   --
 Contract liability                                  --                   --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           THE HARTFORD         THE HARTFORD
                                              MIDCAP               GLOBAL
                                            VALUE FUND         ALL-ASSET FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (12)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,975                 231
                                             =========             =======
  Cost                                         $33,127              $2,764
                                             =========             =======
  Market value                                 $32,702              $2,904
 Due from Sponsor Company                           --                  --
 Receivable from fund shares sold                   20                   4
 Other assets                                       --                  --
                                             ---------             -------
 Total assets                                   32,722               2,908
                                             ---------             -------
LIABILITIES:
 Due to Sponsor Company                             20                   4
 Payable for fund shares purchased                  --                  --
 Other liabilities                                  --                  --
                                             ---------             -------
 Total liabilities                                  20                   4
                                             ---------             -------
NET ASSETS:
 For contract liabilities                      $32,702              $2,904
                                             =========             =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   2,340                 264
 Minimum unit fair value #*                     $13.95              $10.98
 Maximum unit fair value #*                     $14.20              $10.98
 Contract liability                            $32,702              $2,904
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                  --
 Minimum unit fair value #*                         --                  --
 Maximum unit fair value #*                         --                  --
 Contract liability                                 --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(12) Funded as of February 8, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HOTCHKIS AND WILEY        INVESCO V.I.
                                              LARGE CAP              TECHNOLOGY             INVESCO
                                              VALUE FUND                FUND            TECHNOLOGY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                30,563                  6,047                 7,724
                                              ==========             ==========            ==========
  Cost                                          $677,262                $97,296              $243,955
                                              ==========             ==========            ==========
  Market value                                  $743,595               $117,426              $293,886
 Due from Sponsor Company                            863                     --                    --
 Receivable from fund shares sold                     --                      2                    27
 Other assets                                         --                     --                    --
                                              ----------             ----------            ----------
 Total assets                                    744,458                117,428               293,913
                                              ----------             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                      2                    27
 Payable for fund shares purchased                   863                     --                    --
 Other liabilities                                    --                     --                    --
                                              ----------             ----------            ----------
 Total liabilities                                   863                      2                    27
                                              ----------             ----------            ----------
NET ASSETS:
 For contract liabilities                       $743,595               $117,426              $293,886
                                              ==========             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    44,848                  7,842                24,794
 Minimum unit fair value #*                       $15.66                 $14.97                $10.91
 Maximum unit fair value #*                       $17.08                 $14.97                $13.67
 Contract liability                             $743,595               $117,426              $293,886
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                     --                    --
 Minimum unit fair value #*                           --                     --                    --
 Maximum unit fair value #*                           --                     --                    --
 Contract liability                                   --                     --                    --

                                              IVY GLOBAL
                                               NATURAL             IVY LARGE CAP          IVY SCIENCE &
                                            RESOURCES FUND          GROWTH FUND          TECHNOLOGY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                114,936                38,138                  23,920
                                             ============            ==========            ============
  Cost                                         $2,164,373              $528,579                $977,825
                                             ============            ==========            ============
  Market value                                 $2,140,105              $684,573              $1,307,688
 Due from Sponsor Company                             447                   630                   3,499
 Receivable from fund shares sold                      --                    --                      --
 Other assets                                           1                    --                      --
                                             ------------            ----------            ------------
 Total assets                                   2,140,553               685,203               1,311,187
                                             ------------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                    --                      --
 Payable for fund shares purchased                    447                   630                   3,499
 Other liabilities                                     --                     1                      --
                                             ------------            ----------            ------------
 Total liabilities                                    447                   631                   3,499
                                             ------------            ----------            ------------
NET ASSETS:
 For contract liabilities                      $2,140,106              $684,572              $1,307,688
                                             ============            ==========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    250,827                43,888                  57,565
 Minimum unit fair value #*                         $6.63                $14.45                  $21.49
 Maximum unit fair value #*                        $11.09                $17.35                  $24.02
 Contract liability                            $2,140,106              $684,572              $1,307,688
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --                      --
 Minimum unit fair value #*                            --                    --                      --
 Maximum unit fair value #*                            --                    --                      --
 Contract liability                                    --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                IVY ASSET              JANUS ASPEN
                                              STRATEGY FUND          FORTY PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   56,912                  40,043
                                               ============            ============
  Cost                                           $1,467,791              $1,757,927
                                               ============            ============
  Market value                                   $1,825,745              $2,135,920
 Due from Sponsor Company                             1,757                      --
 Receivable from fund shares sold                        --                      41
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     1,827,502               2,135,961
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  --                      41
 Payable for fund shares purchased                    1,757                      --
 Other liabilities                                       --                       1
                                               ------------            ------------
 Total liabilities                                    1,757                      42
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $1,825,745              $2,135,919
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      101,191                 110,528
 Minimum unit fair value #*                          $17.60                  $19.09
 Maximum unit fair value #*                          $18.70                  $19.09
 Contract liability                              $1,825,745              $2,110,164
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                   1,349
 Minimum unit fair value #*                              --                  $19.09
 Maximum unit fair value #*                              --                  $19.09
 Contract liability                                      --                 $25,755

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             JANUS ASPEN            JANUS ASPEN          JANUS ASPEN
                                           GLOBAL RESEARCH          ENTERPRISE             BALANCED
                                              PORTFOLIO              PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT (13)         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 10,488                  542                17,644
                                             ============            =========            ==========
  Cost                                           $359,650              $21,256              $505,054
                                             ============            =========            ==========
  Market value                                   $408,943              $31,957              $534,098
 Due from Sponsor Company                              --                   --                    --
 Receivable from fund shares sold                       8                    1                    10
 Other assets                                          --                   --                     1
                                             ------------            ---------            ----------
 Total assets                                     408,951               31,958               534,109
                                             ------------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                                 8                    1                    10
 Payable for fund shares purchased                     --                   --                    --
 Other liabilities                                     --                    1                    --
                                             ------------            ---------            ----------
 Total liabilities                                      8                    2                    10
                                             ------------            ---------            ----------
NET ASSETS:
 For contract liabilities                        $408,943              $31,956              $534,099
                                             ============            =========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     28,749                1,634                30,568
 Minimum unit fair value #*                        $13.59               $19.55                $17.47
 Maximum unit fair value #*                        $13.59               $19.55                $17.47
 Contract liability                              $390,708              $31,956              $534,099
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      1,342                   --                    --
 Minimum unit fair value #*                        $13.59                   --                    --
 Maximum unit fair value #*                        $13.59                   --                    --
 Contract liability                               $18,235                   --                    --

                                            JANUS ASPEN              JANUS
                                              OVERSEAS             FLEXIBLE                JANUS
                                             PORTFOLIO             BOND FUND             FORTY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                9,004                1,083                 167,209
                                             ==========            =========            ============
  Cost                                         $421,115              $11,333              $5,660,718
                                             ==========            =========            ============
  Market value                                 $378,343              $11,226              $6,768,615
 Due from Sponsor Company                            --                  108                      --
 Receivable from fund shares sold                     7                   --                  14,132
 Other assets                                        --                   --                      --
                                             ----------            ---------            ------------
 Total assets                                   378,350               11,334               6,782,747
                                             ----------            ---------            ------------
LIABILITIES:
 Due to Sponsor Company                               7                   --                  14,132
 Payable for fund shares purchased                   --                  108                      --
 Other liabilities                                   --                   --                       1
                                             ----------            ---------            ------------
 Total liabilities                                    7                  108                  14,133
                                             ----------            ---------            ------------
NET ASSETS:
 For contract liabilities                      $378,343              $11,226              $6,768,614
                                             ==========            =========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   27,961                  880                 324,566
 Minimum unit fair value #*                      $10.33               $12.76                  $14.75
 Maximum unit fair value #*                      $13.64               $12.76                  $24.73
 Contract liability                            $378,343              $11,226              $6,768,614
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                   --                      --
 Minimum unit fair value #*                          --                   --                      --
 Maximum unit fair value #*                          --                   --                      --
 Contract liability                                  --                   --                      --

(13) Formerly Janus Aspen Worldwide Portfolio. Change effective May 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 JANUS                JANUS
                                             BALANCED FUND       ENTERPRISE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 65,369               8,758
                                               ==========            ========
  Cost                                         $1,694,829            $539,458
                                               ==========            ========
  Market value                                 $1,958,440            $706,114
 Due from Sponsor Company                             876                 387
 Receivable from fund shares sold                      --                  --
 Other assets                                           1                   1
                                               ----------            --------
 Total assets                                   1,959,317             706,502
                                               ----------            --------
LIABILITIES:
 Due to Sponsor Company                                --                  --
 Payable for fund shares purchased                    876                 387
 Other liabilities                                     --                  --
                                               ----------            --------
 Total liabilities                                    876                 387
                                               ----------            --------
NET ASSETS:
 For contract liabilities                      $1,958,441            $706,115
                                               ==========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    117,447              30,488
 Minimum unit fair value #*                        $16.01              $22.73
 Maximum unit fair value #*                        $16.94              $23.51
 Contract liability                            $1,958,441            $706,115
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                  --
 Minimum unit fair value #*                            --                  --
 Maximum unit fair value #*                            --                  --
 Contract liability                                    --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    JANUS              PERKINS
                                               JANUS                GLOBAL             MID CAP
                                           OVERSEAS FUND        RESEARCH FUND         VALUE FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (14)      SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              102,642               3,853              34,008
                                             ==========            ========            ========
  Cost                                       $3,650,321            $158,678            $751,724
                                             ==========            ========            ========
  Market value                               $3,770,037            $234,691            $793,753
 Due from Sponsor Company                           342                  --                  --
 Receivable from fund shares sold                    --                  37              38,478
 Other assets                                        --                   1                  --
                                             ----------            --------            --------
 Total assets                                 3,770,379             234,729             832,231
                                             ----------            --------            --------
LIABILITIES:
 Due to Sponsor Company                              --                  37              38,478
 Payable for fund shares purchased                  342                  --                  --
 Other liabilities                                   --                  --                  --
                                             ----------            --------            --------
 Total liabilities                                  342                  37              38,478
                                             ----------            --------            --------
NET ASSETS:
 For contract liabilities                    $3,770,037            $234,692            $793,753
                                             ==========            ========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  305,692              13,065              42,878
 Minimum unit fair value #*                      $12.02              $17.54              $17.94
 Maximum unit fair value #*                      $12.52              $18.14              $18.84
 Contract liability                          $3,770,037            $234,692            $793,753
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                  --                  --
 Minimum unit fair value #*                          --                  --                  --
 Maximum unit fair value #*                          --                  --                  --
 Contract liability                                  --                  --                  --

                                             PRUDENTIAL             PRUDENTIAL
                                              JENNISON               JENNISON            PRUDENTIAL
                                               NATURAL               MID-CAP           JENNISON 20/20
                                        RESOURCES FUND, INC.    GROWTH FUND, INC.        FOCUS FUND
                                          SUB-ACCOUNT (15)         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 713                  58,416              40,962
                                               =======              ==========            ========
  Cost                                         $35,517              $1,814,987            $658,064
                                               =======              ==========            ========
  Market value                                 $35,307              $2,268,888            $702,500
 Due from Sponsor Company                           --                      --                  --
 Receivable from fund shares sold                    8                     310                  88
 Other assets                                        1                      --                  --
                                               -------              ----------            --------
 Total assets                                   35,316               2,269,198             702,588
                                               -------              ----------            --------
LIABILITIES:
 Due to Sponsor Company                              8                     310                  88
 Payable for fund shares purchased                  --                      --                  --
 Other liabilities                                  --                      --                  --
                                               -------              ----------            --------
 Total liabilities                                   8                     310                  88
                                               -------              ----------            --------
NET ASSETS:
 For contract liabilities                      $35,308              $2,268,888            $702,500
                                               =======              ==========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   3,491                  78,932              26,674
 Minimum unit fair value #*                      $9.96                  $27.66              $25.34
 Maximum unit fair value #*                     $10.14                  $29.38              $26.91
 Contract liability                            $35,308              $2,268,888            $702,500
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                      --                  --
 Minimum unit fair value #*                         --                      --                  --
 Maximum unit fair value #*                         --                      --                  --
 Contract liability                                 --                      --                  --

(14) Formerly Janus Worldwide Growth Fund. Change effective March 18, 2013.

(15) Funded as of February 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 JPMORGAN              JPMORGAN
                                                   CORE                SMALL CAP
                                                BOND FUND             EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  115,199                1,809
                                               ============            =========
  Cost                                           $1,352,165              $63,734
                                               ============            =========
  Market value                                   $1,322,488              $80,724
 Due from Sponsor Company                               544                   68
 Receivable from fund shares sold                        --                   --
 Other assets                                             1                   --
                                               ------------            ---------
 Total assets                                     1,323,033               80,792
                                               ------------            ---------
LIABILITIES:
 Due to Sponsor Company                                  --                   --
 Payable for fund shares purchased                      544                   68
 Other liabilities                                       --                   --
                                               ------------            ---------
 Total liabilities                                      544                   68
                                               ------------            ---------
NET ASSETS:
 For contract liabilities                        $1,322,489              $80,724
                                               ============            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      104,939                2,505
 Minimum unit fair value #*                          $12.10               $31.79
 Maximum unit fair value #*                          $12.85               $33.20
 Contract liability                              $1,322,489              $80,724
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                   --
 Minimum unit fair value #*                              --                   --
 Maximum unit fair value #*                              --                   --
 Contract liability                                      --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              JPMORGAN              JPMORGAN
                                             SMALL CAP             SMALL CAP              JPMORGAN
                                            GROWTH FUND            VALUE FUND         U.S. EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               52,806                25,013                41,541
                                             ==========            ==========            ==========
  Cost                                         $621,145              $502,777              $535,219
                                             ==========            ==========            ==========
  Market value                                 $761,991              $676,605              $584,481
 Due from Sponsor Company                           123                    --                   522
 Receivable from fund shares sold                    --                    74                    --
 Other assets                                         2                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   762,116               676,679               585,003
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    74                    --
 Payable for fund shares purchased                  123                    --                   522
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total liabilities                                  123                    75                   522
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $761,993              $676,604              $584,481
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   20,549                18,746                33,468
 Minimum unit fair value #*                      $36.44                $34.27                $17.12
 Maximum unit fair value #*                      $38.42                $36.40                $17.97
 Contract liability                            $761,993              $676,604              $584,481
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

                                              JPMORGAN               JPMORGAN                JPMORGAN
                                          SMARTRETIREMENT        SMARTRETIREMENT         SMARTRETIREMENT
                                             2010 FUND              2015 FUND               2020 FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               30,679                  71,047                  72,956
                                             ==========            ============            ============
  Cost                                         $486,765              $1,152,722              $1,195,223
                                             ==========            ============            ============
  Market value                                 $510,193              $1,224,139              $1,302,263
 Due from Sponsor Company                            --                   3,477                   8,275
 Receivable from fund shares sold                    43                      --                      --
 Other assets                                        --                      --                       1
                                             ----------            ------------            ------------
 Total assets                                   510,236               1,227,616               1,310,539
                                             ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              43                      --                      --
 Payable for fund shares purchased                   --                   3,477                   8,275
 Other liabilities                                   --                      --                      --
                                             ----------            ------------            ------------
 Total liabilities                                   43                   3,477                   8,275
                                             ----------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $510,193              $1,224,139              $1,302,264
                                             ==========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   43,883                 101,775                 104,510
 Minimum unit fair value #*                      $11.44                  $11.78                  $12.17
 Maximum unit fair value #*                      $11.86                  $12.22                  $12.62
 Contract liability                            $510,193              $1,224,139              $1,302,264
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                      --
 Minimum unit fair value #*                          --                      --                      --
 Maximum unit fair value #*                          --                      --                      --
 Contract liability                                  --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                JPMORGAN               JPMORGAN
                                             SMARTRETIREMENT        SMARTRETIREMENT
                                                2025 FUND              2030 FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 110,916                121,519
                                               ===========            ===========
  Cost                                          $1,725,007             $1,960,086
                                               ===========            ===========
  Market value                                  $1,909,973             $2,248,094
 Due from Sponsor Company                           14,291                 15,726
 Receivable from fund shares sold                       --                     --
 Other assets                                           --                     --
                                               -----------            -----------
 Total assets                                    1,924,264              2,263,820
                                               -----------            -----------
LIABILITIES:
 Due to Sponsor Company                                 --                     --
 Payable for fund shares purchased                  14,291                 15,726
 Other liabilities                                      --                      2
                                               -----------            -----------
 Total liabilities                                  14,291                 15,728
                                               -----------            -----------
NET ASSETS:
 For contract liabilities                       $1,909,973             $2,248,092
                                               ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     151,918                173,591
 Minimum unit fair value #*                         $12.45                 $12.64
 Maximum unit fair value #*                         $12.91                 $13.10
 Contract liability                             $1,909,973             $2,248,092
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                     --
 Minimum unit fair value #*                             --                     --
 Maximum unit fair value #*                             --                     --
 Contract liability                                     --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              JPMORGAN               JPMORGAN              JPMORGAN
                                           SMARTRETIREMENT        SMARTRETIREMENT      SMARTRETIREMENT
                                              2035 FUND              2040 FUND            2045 FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                56,064                 68,410              32,410
                                             ===========            ===========            ========
  Cost                                          $876,424             $1,123,379            $509,155
                                             ===========            ===========            ========
  Market value                                  $991,208             $1,297,047            $580,784
 Due from Sponsor Company                         25,511                 17,010              21,995
 Receivable from fund shares sold                     --                     --                  --
 Other assets                                         --                     --                  --
                                             -----------            -----------            --------
 Total assets                                  1,016,719              1,314,057             602,779
                                             -----------            -----------            --------
LIABILITIES:
 Due to Sponsor Company                               --                     --                  --
 Payable for fund shares purchased                25,511                 17,010              21,995
 Other liabilities                                    --                     --                  --
                                             -----------            -----------            --------
 Total liabilities                                25,511                 17,010              21,995
                                             -----------            -----------            --------
NET ASSETS:
 For contract liabilities                       $991,208             $1,297,047            $580,784
                                             ===========            ===========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    75,769                 97,619              44,015
 Minimum unit fair value #*                       $12.84                 $12.93              $12.94
 Maximum unit fair value #*                       $13.31                 $13.41              $13.42
 Contract liability                             $991,208             $1,297,047            $580,784
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                     --                  --
 Minimum unit fair value #*                           --                     --                  --
 Maximum unit fair value #*                           --                     --                  --
 Contract liability                                   --                     --                  --

                                              JPMORGAN              JPMORGAN              JPMORGAN
                                           SMARTRETIREMENT       SMARTRETIREMENT      SMARTRETIREMENT
                                              2050 FUND            INCOME FUND           2055 FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                76,187               13,226                1,832
                                             ===========            =========             ========
  Cost                                        $1,143,282             $213,860              $34,614
                                             ===========            =========             ========
  Market value                                $1,362,980             $226,697              $35,879
 Due from Sponsor Company                         18,558                1,914                   --
 Receivable from fund shares sold                     --                   --                   32
 Other assets                                         --                    1                    1
                                             -----------            ---------             --------
 Total assets                                  1,381,538              228,612               35,912
                                             -----------            ---------             --------
LIABILITIES:
 Due to Sponsor Company                               --                   --                   32
 Payable for fund shares purchased                18,558                1,914                   --
 Other liabilities                                    --                   --                   --
                                             -----------            ---------             --------
 Total liabilities                                18,558                1,914                   32
                                             -----------            ---------             --------
NET ASSETS:
 For contract liabilities                     $1,362,980             $226,698              $35,880
                                             ===========            =========             ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   102,030               19,811                2,772
 Minimum unit fair value #*                       $12.93               $11.43               $12.79
 Maximum unit fair value #*                       $13.41               $11.56               $13.06
 Contract liability                           $1,362,980             $226,698              $35,880
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                   --                   --
 Minimum unit fair value #*                           --                   --                   --
 Maximum unit fair value #*                           --                   --                   --
 Contract liability                                   --                   --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 JPMORGAN                 KEELEY
                                               PRIME MONEY              SMALL CAP
                                               MARKET FUND              VALUE FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,988,417                  56,867
                                               ============            ============
  Cost                                           $1,988,417              $1,472,933
                                               ============            ============
  Market value                                   $1,988,417              $2,182,544
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                    52,968                     271
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     2,041,385               2,182,815
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              52,968                     271
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                   52,969                     271
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $1,988,416              $2,182,544
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      204,815                 105,870
 Minimum unit fair value #*                           $9.53                  $18.12
 Maximum unit fair value #*                           $9.87                  $38.38
 Contract liability                              $1,988,416              $2,182,544
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           LOOMIS SAYLES          LKCM AQUINAS          LKCM AQUINAS
                                             BOND FUND            GROWTH FUND            VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               49,006                 9,349                11,947
                                             ==========            ==========            ==========
  Cost                                         $715,708              $183,848              $179,390
                                             ==========            ==========            ==========
  Market value                                 $737,542              $200,447              $214,917
 Due from Sponsor Company                        22,518                    --                    --
 Receivable from fund shares sold                    --                    36                    36
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   760,060               200,483               214,953
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    36                    36
 Payable for fund shares purchased               22,518                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                               22,518                    36                    36
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $737,542              $200,447              $214,917
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   38,835                12,390                12,420
 Minimum unit fair value #*                      $18.60                $16.18                $17.21
 Maximum unit fair value #*                      $19.76                $16.18                $17.35
 Contract liability                            $737,542              $200,447              $214,917
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

                                                                   LORD ABBETT             LORD ABBETT
                                            LORD ABBETT            FUNDAMENTAL                 BOND
                                          AFFILIATED FUND          EQUITY FUND            DEBENTURE FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               50,482                 290,559                 279,231
                                             ==========            ============            ============
  Cost                                         $578,343              $3,845,391              $2,175,768
                                             ==========            ============            ============
  Market value                                 $785,874              $4,447,816              $2,279,013
 Due from Sponsor Company                            --                      --                      --
 Receivable from fund shares sold                    66                   1,519                   2,490
 Other assets                                         1                      --                      16
                                             ----------            ------------            ------------
 Total assets                                   785,941               4,449,335               2,281,519
                                             ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              66                   1,519                   2,490
 Payable for fund shares purchased                   --                      --                      --
 Other liabilities                                   --                       1                      --
                                             ----------            ------------            ------------
 Total liabilities                                   66                   1,520                   2,490
                                             ----------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $785,875              $4,447,815              $2,279,029
                                             ==========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   66,531                 197,425                 149,564
 Minimum unit fair value #*                      $11.04                  $15.68                  $14.43
 Maximum unit fair value #*                      $13.85                  $46.65                  $16.73
 Contract liability                            $785,875              $4,447,815              $2,279,029
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                      --
 Minimum unit fair value #*                          --                      --                      --
 Maximum unit fair value #*                          --                      --                      --
 Contract liability                                  --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      LORD ABBETT
                                               LORD ABBETT             CALIBRATED
                                                  GROWTH                DIVIDEND
                                            OPPORTUNITIES FUND        GROWTH FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT (16)
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  14,368                 20,677
                                                ==========             ==========
  Cost                                            $282,227               $262,021
                                                ==========             ==========
  Market value                                    $321,060               $318,933
 Due from Sponsor Company                               --                     --
 Receivable from fund shares sold                    1,747                    120
 Other assets                                           --                     --
                                                ----------             ----------
 Total assets                                      322,807                319,053
                                                ----------             ----------
LIABILITIES:
 Due to Sponsor Company                              1,747                    120
 Payable for fund shares purchased                      --                     --
 Other liabilities                                      --                     --
                                                ----------             ----------
 Total liabilities                                   1,747                    120
                                                ----------             ----------
NET ASSETS:
 For contract liabilities                         $321,060               $318,933
                                                ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      20,014                 23,917
 Minimum unit fair value #*                         $15.57                 $13.11
 Maximum unit fair value #*                         $18.13                 $16.02
 Contract liability                               $321,060               $318,933
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                     --
 Minimum unit fair value #*                             --                     --
 Maximum unit fair value #*                             --                     --
 Contract liability                                     --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(16) Effective November 22, 2013 Lord Abbett Classic Stock Fund merged with Lord Abbett Calibrated Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            LORD ABBETT            LORD ABBETT            LORD ABBETT
                                               TOTAL                DEVELOPING           INTERNATIONAL
                                            RETURN FUND         GROWTH FUND, INC.       CORE EQUITY FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               47,508                  86,819                23,929
                                             ==========            ============            ==========
  Cost                                         $508,761              $1,915,208              $329,860
                                             ==========            ============            ==========
  Market value                                 $489,337              $2,237,225              $337,629
 Due from Sponsor Company                           143                  10,046                    26
 Receivable from fund shares sold                    --                      --                    --
 Other assets                                         3                      --                    --
                                             ----------            ------------            ----------
 Total assets                                   489,483               2,247,271               337,655
                                             ----------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                      --                    --
 Payable for fund shares purchased                  143                  10,046                    26
 Other liabilities                                   --                       2                    --
                                             ----------            ------------            ----------
 Total liabilities                                  143                  10,048                    26
                                             ----------            ------------            ----------
NET ASSETS:
 For contract liabilities                      $489,340              $2,237,223              $337,629
                                             ==========            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   35,725                 111,294                32,882
 Minimum unit fair value #*                      $13.62                  $18.98                 $9.62
 Maximum unit fair value #*                      $14.30                  $24.04                $12.98
 Contract liability                            $489,340              $2,237,223              $337,629
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                    --
 Minimum unit fair value #*                          --                      --                    --
 Maximum unit fair value #*                          --                      --                    --
 Contract liability                                  --                      --                    --

                                                                     LEGG MASON
                                             LORD ABBETT              CAPITAL                 BMO
                                                VALUE                MANAGEMENT             MID-CAP
                                          OPPORTUNITIES FUND     VALUE TRUST, INC.         VALUE FUND
                                           SUB-ACCOUNT (17)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                161,961                 3,940                33,102
                                             ============            ==========            ==========
  Cost                                         $3,246,689              $266,094              $441,332
                                             ============            ==========            ==========
  Market value                                 $3,331,099              $262,149              $534,269
 Due from Sponsor Company                              --                    --                    --
 Receivable from fund shares sold                   1,240                    22                     5
 Other assets                                          --                    --                    --
                                             ------------            ----------            ----------
 Total assets                                   3,332,339               262,171               534,274
                                             ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             1,240                    22                     5
 Payable for fund shares purchased                     --                    --                    --
 Other liabilities                                      1                     1                    --
                                             ------------            ----------            ----------
 Total liabilities                                  1,241                    23                     5
                                             ------------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $3,331,098              $262,148              $534,269
                                             ============            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    219,323                16,796                37,438
 Minimum unit fair value #*                        $11.36                 $8.65                $13.49
 Maximum unit fair value #*                        $17.25                $66.54                $17.68
 Contract liability                            $3,331,098              $262,148              $534,269
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --                    --
 Minimum unit fair value #*                            --                    --                    --
 Maximum unit fair value #*                            --                    --                    --
 Contract liability                                    --                    --                    --

(17) Effective July 19, 2013 Lord Abbett Small Cap Blend Fund merged with Lord Abbett Value Opportunities Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 MFS
                                               EMERGING          MASSACHUSETTS
                                               MARKETS          INVESTORS GROWTH
                                             EQUITY FUND           STOCK FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               20,049               154,443
                                               ========            ==========
  Cost                                         $304,401            $2,766,581
                                               ========            ==========
  Market value                                 $291,908            $3,525,935
 Due from Sponsor Company                           197                    --
 Receivable from fund shares sold                    --                    69
 Other assets                                        --                    --
                                               --------            ----------
 Total assets                                   292,105             3,526,004
                                               --------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    69
 Payable for fund shares purchased                  197                    --
 Other liabilities                                   --                    --
                                               --------            ----------
 Total liabilities                                  197                    69
                                               --------            ----------
NET ASSETS:
 For contract liabilities                      $291,908            $3,525,935
                                               ========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   23,312               196,714
 Minimum unit fair value #*                      $12.38                $12.96
 Maximum unit fair value #*                      $12.74                $18.86
 Contract liability                            $291,908            $3,525,935
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --
 Minimum unit fair value #*                          --                    --
 Maximum unit fair value #*                          --                    --
 Contract liability                                  --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              MFS INTERNATIONAL
                                              MFS HIGH               NEW             MFS MID CAP
                                            INCOME FUND         DISCOVERY FUND       GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              354,286              13,494              40,758
                                             ==========            ========            ========
  Cost                                       $1,245,477            $317,926            $357,949
                                             ==========            ========            ========
  Market value                               $1,275,429            $382,434            $556,752
 Due from Sponsor Company                           183                 256                  --
 Receivable from fund shares sold                    --                  --                  59
 Other assets                                        19                  --                  --
                                             ----------            --------            --------
 Total assets                                 1,275,631             382,690             556,811
                                             ----------            --------            --------
LIABILITIES:
 Due to Sponsor Company                              --                  --                  59
 Payable for fund shares purchased                  183                 256                  --
 Other liabilities                                   --                   1                  --
                                             ----------            --------            --------
 Total liabilities                                  183                 257                  59
                                             ----------            --------            --------
NET ASSETS:
 For contract liabilities                    $1,275,448            $382,433            $556,752
                                             ==========            ========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   62,049              14,627              42,349
 Minimum unit fair value #*                      $11.74              $15.64              $12.58
 Maximum unit fair value #*                      $22.27              $28.34              $13.98
 Contract liability                          $1,275,448            $382,433            $556,752
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                  --                  --
 Minimum unit fair value #*                          --                  --                  --
 Maximum unit fair value #*                          --                  --                  --
 Contract liability                                  --                  --                  --


                                             MFS NEW            MFS RESEARCH           MFS TOTAL
                                          DISCOVERY FUND     INTERNATIONAL FUND       RETURN FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             25,809               124,077               113,915
                                             ========            ==========            ==========
  Cost                                       $592,790            $1,885,350            $1,687,525
                                             ========            ==========            ==========
  Market value                               $694,266            $2,194,928            $2,002,617
 Due from Sponsor Company                          --                   391                    --
 Receivable from fund shares sold                  72                    --                   138
 Other assets                                      --                    --                    --
                                             --------            ----------            ----------
 Total assets                                 694,338             2,195,319             2,002,755
                                             --------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                            72                    --                   138
 Payable for fund shares purchased                 --                   391                    --
 Other liabilities                                 --                     1                    --
                                             --------            ----------            ----------
 Total liabilities                                 72                   392                   138
                                             --------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $694,266            $2,194,927            $2,002,617
                                             ========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 48,566               218,212               149,739
 Minimum unit fair value #*                    $13.86                 $9.86                $12.48
 Maximum unit fair value #*                    $14.37                $10.29                $14.94
 Contract liability                          $694,266            $2,194,927            $2,002,617
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                    --                    --
 Minimum unit fair value #*                        --                    --                    --
 Maximum unit fair value #*                        --                    --                    --
 Contract liability                                --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                   MFS                     MFS
                                              UTILITIES FUND            VALUE FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  242,428                 264,731
                                               ============            ============
  Cost                                           $4,264,255              $6,521,260
                                               ============            ============
  Market value                                   $5,053,449              $8,770,901
 Due from Sponsor Company                             2,248                   3,676
 Receivable from fund shares sold                        --                      --
 Other assets                                             1                      --
                                               ------------            ------------
 Total assets                                     5,055,698               8,774,577
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  --                      --
 Payable for fund shares purchased                    2,248                   3,676
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                    2,248                   3,676
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $5,053,450              $8,770,901
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      246,305                 567,125
 Minimum unit fair value #*                          $13.08                  $13.00
 Maximum unit fair value #*                          $37.39                  $23.01
 Contract liability                              $5,053,450              $8,770,901
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                MFS MASSACHUSETTS
                                            MFS RESEARCH            INVESTORS           MFS INTERNATIONAL
                                             BOND FUND                TRUST                GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               15,847                  46,754                 2,737
                                             ==========            ============             =========
  Cost                                         $170,437              $1,027,023               $69,160
                                             ==========            ============             =========
  Market value                                 $169,090              $1,287,141               $76,434
 Due from Sponsor Company                            --                   1,092                   158
 Receivable from fund shares sold                    11                      --                    --
 Other assets                                        --                      --                    --
                                             ----------            ------------             ---------
 Total assets                                   169,101               1,288,233                76,592
                                             ----------            ------------             ---------
LIABILITIES:
 Due to Sponsor Company                              11                      --                    --
 Payable for fund shares purchased                   --                   1,092                   158
 Other liabilities                                   --                      --                    --
                                             ----------            ------------             ---------
 Total liabilities                                   11                   1,092                   158
                                             ----------            ------------             ---------
NET ASSETS:
 For contract liabilities                      $169,090              $1,287,141               $76,434
                                             ==========            ============             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   12,414                  46,998                 5,444
 Minimum unit fair value #*                      $13.22                  $26.31                $13.99
 Maximum unit fair value #*                      $13.75                  $27.94                $14.21
 Contract liability                            $169,090              $1,287,141               $76,434
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                    --
 Minimum unit fair value #*                          --                      --                    --
 Maximum unit fair value #*                          --                      --                    --
 Contract liability                                  --                      --                    --


                                               MFS CORE             MFS GOVERNMENT        MFS INTERNATIONAL
                                             EQUITY FUND           SECURITIES FUND            VALUE FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 41,012                 493,537                 111,617
                                             ============            ============            ============
  Cost                                           $841,136              $5,096,739              $3,024,217
                                             ============            ============            ============
  Market value                                 $1,104,807              $4,895,890              $3,746,968
 Due from Sponsor Company                              97                      --                   8,482
 Receivable from fund shares sold                      --                  17,391                      --
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total assets                                   1,104,904               4,913,281               3,755,450
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                  17,391                      --
 Payable for fund shares purchased                     97                      --                   8,482
 Other liabilities                                      1                       1                      --
                                             ------------            ------------            ------------
 Total liabilities                                     98                  17,392                   8,482
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $1,104,806              $4,895,889              $3,746,968
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     75,690                 409,580                 138,756
 Minimum unit fair value #*                        $13.85                   $9.92                  $24.60
 Maximum unit fair value #*                        $21.35                  $12.28                  $33.57
 Contract liability                            $1,104,806              $4,895,889              $3,746,968
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  MFS                MFS CORE
                                            TECHNOLOGY FUND        EQUITY SERIES
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  5,146                  639
                                               ==========            =========
  Cost                                            $83,235              $10,273
                                               ==========            =========
  Market value                                   $117,684              $15,064
 Due from Sponsor Company                              --                   --
 Receivable from fund shares sold                      25                   --
 Other assets                                          --                   --
                                               ----------            ---------
 Total assets                                     117,709               15,064
                                               ----------            ---------
LIABILITIES:
 Due to Sponsor Company                                25                   --
 Payable for fund shares purchased                     --                   --
 Other liabilities                                      1                   --
                                               ----------            ---------
 Total liabilities                                     26                   --
                                               ----------            ---------
NET ASSETS:
 For contract liabilities                        $117,683              $15,064
                                               ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      3,519                  908
 Minimum unit fair value #*                        $32.67               $16.58
 Maximum unit fair value #*                        $33.47               $16.58
 Contract liability                              $117,683              $15,064
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   --
 Minimum unit fair value #*                            --                   --
 Maximum unit fair value #*                            --                   --
 Contract liability                                    --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           MFS INVESTORS
                                              GROWTH            MFS UTILITIES            MFS GROWTH
                                           STOCK SERIES             SERIES                  FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               2,846                 8,602                  33,152
                                             =========            ==========            ============
  Cost                                         $34,657              $242,661              $1,948,532
                                             =========            ==========            ============
  Market value                                 $43,602              $274,222              $2,159,843
 Due from Sponsor Company                           --                    --                      --
 Receivable from fund shares sold                    1                     5                   1,495
 Other assets                                       --                    --                       1
                                             ---------            ----------            ------------
 Total assets                                   43,603               274,227               2,161,339
                                             ---------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                              1                     5                   1,495
 Payable for fund shares purchased                  --                    --                      --
 Other liabilities                                  --                    --                      --
                                             ---------            ----------            ------------
 Total liabilities                                   1                     5                   1,495
                                             ---------            ----------            ------------
NET ASSETS:
 For contract liabilities                      $43,602              $274,222              $2,159,844
                                             =========            ==========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   2,582                14,449                 142,864
 Minimum unit fair value #*                     $16.88                $16.60                  $14.73
 Maximum unit fair value #*                     $16.88                $19.37                  $15.15
 Contract liability                            $43,602              $274,222              $2,159,844
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                    --                      --
 Minimum unit fair value #*                         --                    --                      --
 Maximum unit fair value #*                         --                    --                      --
 Contract liability                                 --                    --                      --

                                                                         BLACKROCK              BLACKROCK
                                                MFS HIGH                  GLOBAL                LARGE CAP
                                            YIELD PORTFOLIO           ALLOCATION FUND           CORE FUND
                                          SUB-ACCOUNT (18)(19)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 21,414                    617,159                33,331
                                               ==========              =============            ==========
  Cost                                           $132,469                $11,989,547              $392,060
                                               ==========              =============            ==========
  Market value                                   $134,480                $13,164,006              $540,960
 Due from Sponsor Company                              --                      2,602                   717
 Receivable from fund shares sold                       3                         --                    --
 Other assets                                          --                          1                     1
                                               ----------              -------------            ----------
 Total assets                                     134,483                 13,166,609               541,678
                                               ----------              -------------            ----------
LIABILITIES:
 Due to Sponsor Company                                 3                         --                    --
 Payable for fund shares purchased                     --                      2,602                   717
 Other liabilities                                     --                         --                    --
                                               ----------              -------------            ----------
 Total liabilities                                      3                      2,602                   717
                                               ----------              -------------            ----------
NET ASSETS:
 For contract liabilities                        $134,480                $13,164,007              $540,961
                                               ==========              =============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     12,830                    957,726                43,567
 Minimum unit fair value #*                        $10.48                     $12.54                $11.41
 Maximum unit fair value #*                        $10.48                     $16.36                $14.20
 Contract liability                              $134,480                $13,164,007              $540,961
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                         --                    --
 Minimum unit fair value #*                            --                         --                    --
 Maximum unit fair value #*                            --                         --                    --
 Contract liability                                    --                         --                    --

(18) Funded as of August 16, 2013.

(19) Effective August 19, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                BLACKROCK            BLACKROCK
                                                  VALUE              SMALL CAP
                                           OPPORTUNITIES FUND       GROWTH FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,660                51,235
                                                 =======              ========
  Cost                                           $33,094              $660,153
                                                 =======              ========
  Market value                                   $49,662              $739,317
 Due from Sponsor Company                             --                    61
 Receivable from fund shares sold                      6                    --
 Other assets                                         --                    --
                                                 -------              --------
 Total assets                                     49,668               739,378
                                                 -------              --------
LIABILITIES:
 Due to Sponsor Company                                6                    --
 Payable for fund shares purchased                    --                    61
 Other liabilities                                    --                    --
                                                 -------              --------
 Total liabilities                                     6                    61
                                                 -------              --------
NET ASSETS:
 For contract liabilities                        $49,662              $739,317
                                                 =======              ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     3,286                45,764
 Minimum unit fair value #*                       $15.11                $14.90
 Maximum unit fair value #*                       $15.11                $18.52
 Contract liability                              $49,662              $739,317
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                    --
 Minimum unit fair value #*                           --                    --
 Maximum unit fair value #*                           --                    --
 Contract liability                                   --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   BLACKROCK            BLACKROCK
                                             BLACKROCK           INTERNATIONAL           MID CAP
                                           MID CAP VALUE         OPPORTUNITIES        GROWTH EQUITY
                                         OPPORTUNITIES FUND        PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               60,661                25,605              18,814
                                             ==========            ==========            ========
  Cost                                       $1,137,778              $799,033            $219,727
                                             ==========            ==========            ========
  Market value                               $1,410,364            $1,020,364            $286,343
 Due from Sponsor Company                            --                    86                  --
 Receivable from fund shares sold                23,677                    --                  55
 Other assets                                        --                     1                  --
                                             ----------            ----------            --------
 Total assets                                 1,434,041             1,020,451             286,398
                                             ----------            ----------            --------
LIABILITIES:
 Due to Sponsor Company                          23,677                    --                  55
 Payable for fund shares purchased                   --                    86                  --
 Other liabilities                                   --                    --                  --
                                             ----------            ----------            --------
 Total liabilities                               23,677                    86                  55
                                             ----------            ----------            --------
NET ASSETS:
 For contract liabilities                    $1,410,364            $1,020,365            $286,343
                                             ==========            ==========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   87,310                71,337              20,374
 Minimum unit fair value #*                      $14.05                $13.83              $13.99
 Maximum unit fair value #*                      $18.37                $14.51              $14.25
 Contract liability                          $1,410,364            $1,020,365            $286,343
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                  --
 Minimum unit fair value #*                          --                    --                  --
 Maximum unit fair value #*                          --                    --                  --
 Contract liability                                  --                    --                  --


                                               MUNDER           NEUBERGER BERMAN      NUVEEN TRADEWINDS
                                            MIDCAP CORE             SOCIALLY            INTERNATIONAL
                                            GROWTH FUND         RESPONSIVE FUND           VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               83,023                56,215                   901
                                             ==========            ==========              ========
  Cost                                       $2,329,685            $1,077,472               $19,637
                                             ==========            ==========              ========
  Market value                               $3,534,084            $1,283,646               $22,660
 Due from Sponsor Company                           547                 3,687                    --
 Receivable from fund shares sold                    --                    --                     4
 Other assets                                        --                     2                    --
                                             ----------            ----------              --------
 Total assets                                 3,534,631             1,287,335                22,664
                                             ----------            ----------              --------
LIABILITIES:
 Due to Sponsor Company                              --                    --                     4
 Payable for fund shares purchased                  547                 3,687                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------              --------
 Total liabilities                                  547                 3,687                     4
                                             ----------            ----------              --------
NET ASSETS:
 For contract liabilities                    $3,534,084            $1,283,648               $22,660
                                             ==========            ==========              ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  184,590                64,400                 2,264
 Minimum unit fair value #*                      $17.84                $16.92                 $9.96
 Maximum unit fair value #*                      $43.64                $28.86                $10.18
 Contract liability                          $3,534,084            $1,283,648               $22,660
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                    --
 Minimum unit fair value #*                          --                    --                    --
 Maximum unit fair value #*                          --                    --                    --
 Contract liability                                  --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                       OAKMARK          THE OAKMARK
                                    INTERNATIONAL       EQUITY AND
                                    SMALL CAP FUND      INCOME FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        38,329             438,441
                                      ==========       =============
  Cost                                  $659,330         $12,328,794
                                      ==========       =============
  Market value                          $662,326         $14,315,104
 Due from Sponsor Company                     --               2,859
 Receivable from fund shares
  sold                                         6                  --
 Other assets                                 --                  --
                                      ----------       -------------
 Total assets                            662,332          14,317,963
                                      ----------       -------------
LIABILITIES:
 Due to Sponsor Company                        6                  --
 Payable for fund shares
  purchased                                   --               2,859
 Other liabilities                            --                  --
                                      ----------       -------------
 Total liabilities                             6               2,859
                                      ----------       -------------
NET ASSETS:
 For contract liabilities               $662,326         $14,315,104
                                      ==========       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            17,784             965,429
 Minimum unit fair value #*               $37.24              $14.83
 Maximum unit fair value #*               $37.24              $14.83
 Contract liability                     $662,326         $14,315,104
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                  --
 Minimum unit fair value #*                   --                  --
 Maximum unit fair value #*                   --                  --
 Contract liability                           --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     OPPENHEIMER                                     OPPENHEIMER
                                       CAPITAL               OPPENHEIMER            INTERNATIONAL
                                  APPRECIATION FUND          GLOBAL FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         24,955                  74,530                 103,619
                                     ============            ============            ============
  Cost                                 $1,086,088              $4,699,827              $3,530,983
                                     ============            ============            ============
  Market value                         $1,494,042              $5,871,435              $3,973,780
 Due from Sponsor Company                      --                  15,715                     862
 Receivable from fund shares
  sold                                        118                      --                      --
 Other assets                                   1                       1                       1
                                     ------------            ------------            ------------
 Total assets                           1,494,161               5,887,151               3,974,643
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       118                      --                      --
 Payable for fund shares
  purchased                                    --                  15,715                     862
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total liabilities                            118                  15,715                     862
                                     ------------            ------------            ------------
NET ASSETS:
 For contract liabilities              $1,494,043              $5,871,436              $3,973,781
                                     ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             94,320                 208,431                 299,317
 Minimum unit fair value #*                $14.68                  $12.10                  $12.10
 Maximum unit fair value #*                $16.05                 $115.63                  $18.38
 Contract liability                    $1,494,043              $5,871,436              $3,973,781
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                      --
 Minimum unit fair value #*                    --                      --                      --
 Maximum unit fair value #*                    --                      --                      --
 Contract liability                            --                      --                      --

                                                                                 OPPENHEIMER
                                                          OPPENHEIMER            MAIN STREET
                                    OPPENHEIMER         GLOBAL STRATEGIC       SMALL- & MID-CAP
                                  MAIN STREET FUND        INCOME FUND                FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        4,737               128,552                  93,849
                                     ==========            ==========            ============
  Cost                                 $160,819              $537,351              $1,945,459
                                     ==========            ==========            ============
  Market value                         $229,570              $530,921              $2,875,524
 Due from Sponsor Company                    --                    --                     401
 Receivable from fund shares
  sold                                       51                   123                      --
 Other assets                                --                     2                      --
                                     ----------            ----------            ------------
 Total assets                           229,621               531,046               2,875,925
                                     ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                      51                   123                      --
 Payable for fund shares
  purchased                                  --                    --                     401
 Other liabilities                           --                    --                      --
                                     ----------            ----------            ------------
 Total liabilities                           51                   123                     401
                                     ----------            ----------            ------------
NET ASSETS:
 For contract liabilities              $229,570              $530,923              $2,875,524
                                     ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           18,278                38,883                 200,032
 Minimum unit fair value #*              $12.40                $13.23                  $13.13
 Maximum unit fair value #*              $13.16                $14.43                  $16.13
 Contract liability                    $229,570              $530,923              $2,875,524
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --                      --
 Minimum unit fair value #*                  --                    --                      --
 Maximum unit fair value #*                  --                    --                      --
 Contract liability                          --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               OPPENHEIMER
                                                DEVELOPING            OPPENHEIMER
                                               MARKETS FUND           EQUITY FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT (20)
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  147,028                15,123
                                               ============            ==========
  Cost                                           $4,936,384              $143,274
                                               ============            ==========
  Market value                                   $5,571,303              $186,462
 Due from Sponsor Company                                --                    --
 Receivable from fund shares sold                    60,639                    10
 Other assets                                             1                    --
                                               ------------            ----------
 Total assets                                     5,631,943               186,472
                                               ------------            ----------
LIABILITIES:
 Due to Sponsor Company                              60,639                    10
 Payable for fund shares purchased                       --                    --
 Other liabilities                                       --                    --
                                               ------------            ----------
 Total liabilities                                   60,639                    10
                                               ------------            ----------
NET ASSETS:
 For contract liabilities                        $5,571,304              $186,462
                                               ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      224,580                12,277
 Minimum unit fair value #*                          $13.79                $14.96
 Maximum unit fair value #*                          $81.82                $15.19
 Contract liability                              $5,571,304              $186,462
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    --
 Minimum unit fair value #*                              --                    --
 Maximum unit fair value #*                              --                    --
 Contract liability                                      --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(20) Formerly Oppenheimer Equity Fund, Inc. Change effective March 28, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          OPPENHEIMER          OPPENHEIMER            OPPENHEIMER
                                            CAPITAL           INTERNATIONAL         SMALL- & MID-CAP
                                          INCOME FUND           BOND FUND              VALUE FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               57                 953,362                21,255
                                             ======            ============            ==========
  Cost                                         $542              $6,037,286              $709,656
                                             ======            ============            ==========
  Market value                                 $545              $5,796,440              $942,645
 Due from Sponsor Company                        --                     529                    --
 Receivable from fund shares sold                --                      --                    28
 Other assets                                    --                       8                     1
                                             ------            ------------            ----------
 Total assets                                   545               5,796,977               942,674
                                             ------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                          --                      --                    28
 Payable for fund shares purchased               --                     529                    --
 Other liabilities                                1                      --                    --
                                             ------            ------------            ----------
 Total liabilities                                1                     529                    28
                                             ------            ------------            ----------
NET ASSETS:
 For contract liabilities                      $544              $5,796,448              $942,646
                                             ======            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   60                 417,946                70,082
 Minimum unit fair value #*                   $9.02                  $12.88                $11.00
 Maximum unit fair value #*                   $9.02                  $15.14                $15.04
 Contract liability                            $544              $5,796,448              $942,646
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   --                      --                    --
 Minimum unit fair value #*                      --                      --                    --
 Maximum unit fair value #*                      --                      --                    --
 Contract liability                              --                      --                    --

                                             OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                             MAIN STREET            GOLD & SPECIAL               REAL
                                           OPPORTUNITY FUND         MINERALS FUND            ESTATE FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 57,212                  70,669                  49,850
                                             ============            ============            ============
  Cost                                           $763,023              $2,155,301              $1,115,996
                                             ============            ============            ============
  Market value                                 $1,049,836              $1,161,795              $1,153,028
 Due from Sponsor Company                              --                   1,127                     657
 Receivable from fund shares sold                      40                      --                      --
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total assets                                   1,049,876               1,162,922               1,153,685
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                40                      --                      --
 Payable for fund shares purchased                     --                   1,127                     657
 Other liabilities                                      1                      --                      --
                                             ------------            ------------            ------------
 Total liabilities                                     41                   1,127                     657
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $1,049,835              $1,161,795              $1,153,028
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     75,239                 143,654                 109,981
 Minimum unit fair value #*                        $12.27                   $5.74                   $9.93
 Maximum unit fair value #*                        $15.61                  $10.31                  $11.01
 Contract liability                            $1,049,835              $1,161,795              $1,153,028
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER           OPPENHEIMER
                                                 EQUITY            INTERNATIONAL
                                              INCOME FUND        DIVERSIFIED FUND
                                            SUB-ACCOUNT (21)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  5,915                4,330
                                               ==========            =========
  Cost                                           $179,372              $58,261
                                               ==========            =========
  Market value                                   $186,255              $64,480
 Due from Sponsor Company                              --                6,924
 Receivable from fund shares sold                       9                   --
 Other assets                                          --                   --
                                               ----------            ---------
 Total assets                                     186,264               71,404
                                               ----------            ---------
LIABILITIES:
 Due to Sponsor Company                                 9                   --
 Payable for fund shares purchased                     --                6,924
 Other liabilities                                     --                   --
                                               ----------            ---------
 Total liabilities                                      9                6,924
                                               ----------            ---------
NET ASSETS:
 For contract liabilities                        $186,255              $64,480
                                               ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     12,598                4,447
 Minimum unit fair value #*                        $14.60               $14.44
 Maximum unit fair value #*                        $14.81               $14.65
 Contract liability                              $186,255              $64,480
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   --
 Minimum unit fair value #*                            --                   --
 Maximum unit fair value #*                            --                   --
 Contract liability                                    --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(21) Funded as of May 17, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM              PUTNAM VT             PUTNAM VT
                                              GLOBAL                 HIGH             INTERNATIONAL
                                            EQUITY FUND           YIELD FUND           GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,569                74,211                 7,238
                                             =========            ==========            ==========
  Cost                                         $17,914              $502,900              $139,318
                                             =========            ==========            ==========
  Market value                                 $24,365              $524,674              $144,836
 Due from Sponsor Company                           --                    --                    --
 Receivable from fund shares sold                   --                    10                     3
 Other assets                                       --                    --                    --
                                             ---------            ----------            ----------
 Total assets                                   24,365               524,684               144,839
                                             ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             --                    10                     3
 Payable for fund shares purchased                  --                    --                    --
 Other liabilities                                  --                    --                    --
                                             ---------            ----------            ----------
 Total liabilities                                  --                    10                     3
                                             ---------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $24,365              $524,674              $144,836
                                             =========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,803                31,983                11,129
 Minimum unit fair value #*                     $13.51                $16.40                $12.88
 Maximum unit fair value #*                     $13.51                $16.40                $12.88
 Contract liability                            $24,365              $524,674              $143,361
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                    --                   115
 Minimum unit fair value #*                         --                    --               $ 12.88
 Maximum unit fair value #*                         --                    --               $ 12.88
 Contract liability                                 --                    --                $1,475

                                             PUTNAM VT               PUTNAM               PIONEER
                                             MULTI-CAP             SMALL CAP            DISCIPLINED
                                            GROWTH FUND            VALUE FUND            VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (22)
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               10,502                25,478                 5,940
                                             ==========            ==========            ==========
  Cost                                         $198,491              $314,193              $111,470
                                             ==========            ==========            ==========
  Market value                                 $320,002              $530,954              $116,301
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                     6                 3,191                    10
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   320,008               534,145               116,311
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               6                 3,191                    10
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                    6                 3,191                    11
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $320,002              $530,954              $116,300
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   18,536                28,097                 7,824
 Minimum unit fair value #*                      $17.18                $14.16                $14.79
 Maximum unit fair value #*                      $17.41                $14.16                $15.14
 Contract liability                            $318,567              $397,809              $116,300
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       84                 9,404                    --
 Minimum unit fair value #*                      $17.18                $14.16                    --
 Maximum unit fair value #*                      $17.18                $14.16                    --
 Contract liability                              $1,435              $133,145                    --

(22) Formerly Pioneer Fundamental Value Fund. Change effective June 10, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 PIONEER              PIONEER OAK
                                                 EMERGING           RIDGE SMALL CAP
                                               MARKETS FUND           GROWTH FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   66,754                14,751
                                               ============            ==========
  Cost                                           $1,568,880              $485,100
                                               ============            ==========
  Market value                                   $1,595,410              $581,033
 Due from Sponsor Company                               346                 3,504
 Receivable from fund shares sold                        --                    --
 Other assets                                            --                    --
                                               ------------            ----------
 Total assets                                     1,595,756               584,537
                                               ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                  --                    --
 Payable for fund shares purchased                      346                 3,504
 Other liabilities                                       --                    --
                                               ------------            ----------
 Total liabilities                                      346                 3,504
                                               ------------            ----------
NET ASSETS:
 For contract liabilities                        $1,595,410              $581,033
                                               ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      194,059                18,563
 Minimum unit fair value #*                           $7.79                $30.73
 Maximum unit fair value #*                           $8.65                $31.86
 Contract liability                              $1,595,410              $581,033
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    --
 Minimum unit fair value #*                              --                    --
 Maximum unit fair value #*                              --                    --
 Contract liability                                      --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               PIONEER             ALLIANZGI NFJ          ALLIANZGI NFJ
                                             FUNDAMENTAL           INTERNATIONAL            SMALL-CAP
                                             GROWTH FUND            VALUE FUND              VALUE FUND
                                          SUB-ACCOUNT (23)       SUB-ACCOUNT (24)        SUB-ACCOUNT (25)
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  684                  2,395                   53,020
                                              =========              =========             ============
  Cost                                          $11,219                $50,157               $1,537,846
                                              =========              =========             ============
  Market value                                  $11,471                $55,370               $1,758,136
 Due from Sponsor Company                            --                     --                       --
 Receivable from fund shares sold                     4                      6                    6,134
 Other assets                                        --                      1                       --
                                              ---------              ---------             ------------
 Total assets                                    11,475                 55,377                1,764,270
                                              ---------              ---------             ------------
LIABILITIES:
 Due to Sponsor Company                               4                      6                    6,134
 Payable for fund shares purchased                   --                     --                       --
 Other liabilities                                   --                     --                       --
                                              ---------              ---------             ------------
 Total liabilities                                    4                      6                    6,134
                                              ---------              ---------             ------------
NET ASSETS:
 For contract liabilities                       $11,471                $55,371               $1,758,136
                                              =========              =========             ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      911                  4,853                  110,089
 Minimum unit fair value #*                      $12.58                 $11.31                   $15.53
 Maximum unit fair value #*                      $12.65                 $11.44                   $16.34
 Contract liability                             $11,471                $55,371               $1,758,136
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                     --                       --
 Minimum unit fair value #*                          --                     --                       --
 Maximum unit fair value #*                          --                     --                       --
 Contract liability                                  --                     --                       --

                                            ALLIANZGI NFJ                                  PIMCO
                                               DIVIDEND           MANAGERS CADENCE         TOTAL
                                              VALUE FUND            MID-CAP FUND        RETURN FUND
                                           SUB-ACCOUNT (26)          SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                326,117                 1,866            3,155,968
                                             ============             =========        =============
  Cost                                         $4,071,864               $40,114          $34,887,494
                                             ============             =========        =============
  Market value                                 $5,185,257               $61,837          $33,737,301
 Due from Sponsor Company                           1,278                    --                   --
 Receivable from fund shares sold                      --                    12               96,984
 Other assets                                           1                    --                   30
                                             ------------             ---------        -------------
 Total assets                                   5,186,536                61,849           33,834,315
                                             ------------             ---------        -------------
LIABILITIES:
 Due to Sponsor Company                                --                    12               96,984
 Payable for fund shares purchased                  1,278                    --                   --
 Other liabilities                                     --                    --                    1
                                             ------------             ---------        -------------
 Total liabilities                                  1,278                    12               96,985
                                             ------------             ---------        -------------
NET ASSETS:
 For contract liabilities                      $5,185,258               $61,837          $33,737,330
                                             ============             =========        =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    423,527                 4,420            2,340,391
 Minimum unit fair value #*                        $11.95                $12.28               $10.69
 Maximum unit fair value #*                        $12.47                $15.23               $15.40
 Contract liability                            $5,185,258               $61,837          $33,737,330
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    --                   --
 Minimum unit fair value #*                            --                    --                   --
 Maximum unit fair value #*                            --                    --                   --
 Contract liability                                    --                    --                   --

(23) Funded as of October 29, 2013.

(24) Formerly Allianz NFJ International Value Fund. Change effective January 28, 2013.

(25) Formerly Allianz NFJ Small Cap Value Fund. Change effective January 28,
     2013.

(26) Formerly Allianz NFJ Dividend Value Fund. Change effective January 28,
     2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 PIMCO
                                                EMERGING           PIMCO
                                                MARKETS            REAL
                                               BOND FUND        RETURN FUND
                                              SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                106,407         1,882,636
                                               ==========       ===========
  Cost                                         $1,182,780       $21,717,254
                                               ==========       ===========
  Market value                                 $1,138,552       $20,652,516
 Due from Sponsor Company                              --            37,391
 Receivable from fund shares sold                     257                --
 Other assets                                          --                --
                                               ----------       -----------
 Total assets                                   1,138,809        20,689,907
                                               ----------       -----------
LIABILITIES:
 Due to Sponsor Company                               257                --
 Payable for fund shares purchased                     --            37,391
 Other liabilities                                      3                 1
                                               ----------       -----------
 Total liabilities                                    260            37,392
                                               ----------       -----------
NET ASSETS:
 For contract liabilities                      $1,138,549       $20,652,515
                                               ==========       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     78,220         1,545,144
 Minimum unit fair value #*                        $13.70            $10.97
 Maximum unit fair value #*                        $15.95            $15.41
 Contract liability                            $1,138,549       $20,652,515
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                --
 Minimum unit fair value #*                            --                --
 Maximum unit fair value #*                            --                --
 Contract liability                                    --                --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  PIONEER               PIONEER
                                             PIONEER                HIGH               STRATEGIC
                                               FUND              YIELD FUND           INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             13,632               205,494               346,667
                                             ========            ==========            ==========
  Cost                                       $514,437            $2,054,553            $3,772,241
                                             ========            ==========            ==========
  Market value                               $534,100            $2,192,618            $3,747,468
 Due from Sponsor Company                         768                    --                    --
 Receivable from fund shares sold                  --                10,620                 3,037
 Other assets                                      --                    22                    22
                                             --------            ----------            ----------
 Total assets                                 534,868             2,203,260             3,750,527
                                             --------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                            --                10,620                 3,037
 Payable for fund shares purchased                768                    --                    --
 Other liabilities                                 --                    --                    --
                                             --------            ----------            ----------
 Total liabilities                                768                10,620                 3,037
                                             --------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $534,100            $2,192,640            $3,747,490
                                             ========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 39,184               139,843               243,858
 Minimum unit fair value #*                    $11.82                $14.12                $14.57
 Maximum unit fair value #*                    $14.52                $17.14                $15.91
 Contract liability                          $534,100            $2,192,640            $3,747,490
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                    --                    --
 Minimum unit fair value #*                        --                    --                    --
 Maximum unit fair value #*                        --                    --                    --
 Contract liability                                --                    --                    --

                                                                   PIONEER
                                              PIONEER               SELECT              PIMCO
                                              MID CAP              MID CAP         TOTAL RETURN III
                                             VALUE FUND          GROWTH FUND             FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (27)      SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               47,692               8,519              16,380
                                             ==========            ========            ========
  Cost                                         $998,923            $214,307            $164,760
                                             ==========            ========            ========
  Market value                               $1,227,578            $333,085            $153,649
 Due from Sponsor Company                            --                  --                  --
 Receivable from fund shares sold                    21                  79                   9
 Other assets                                         1                  --                  --
                                             ----------            --------            --------
 Total assets                                 1,227,600             333,164             153,658
                                             ----------            --------            --------
LIABILITIES:
 Due to Sponsor Company                              21                  79                   9
 Payable for fund shares purchased                   --                  --                  --
 Other liabilities                                   --                  --                   1
                                             ----------            --------            --------
 Total liabilities                                   21                  79                  10
                                             ----------            --------            --------
NET ASSETS:
 For contract liabilities                    $1,227,579            $333,085            $153,648
                                             ==========            ========            ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   93,131              17,693              14,761
 Minimum unit fair value #*                      $11.61              $18.44              $10.34
 Maximum unit fair value #*                      $15.11              $19.19              $10.46
 Contract liability                          $1,227,579            $333,085            $153,648
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                  --                  --
 Minimum unit fair value #*                          --                  --                  --
 Maximum unit fair value #*                          --                  --                  --
 Contract liability                                  --                  --                  --

(27) Formerly Pioneer Growth Opportunities Fund. Change effective June 10, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                PUTNAM                PUTNAM
                                                EQUITY              HIGH YIELD
                                              INCOME FUND         ADVANTAGE FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                31,445                189,809
                                               =========            ===========
  Cost                                          $555,271             $1,143,313
                                               =========            ===========
  Market value                                  $643,673             $1,176,812
 Due from Sponsor Company                             --                  2,161
 Receivable from fund shares sold                     92                     --
 Other assets                                         --                     --
                                               ---------            -----------
 Total assets                                    643,765              1,178,973
                                               ---------            -----------
LIABILITIES:
 Due to Sponsor Company                               92                     --
 Payable for fund shares purchased                    --                  2,161
 Other liabilities                                     2                     --
                                               ---------            -----------
 Total liabilities                                    94                  2,161
                                               ---------            -----------
NET ASSETS:
 For contract liabilities                       $643,671             $1,176,812
                                               =========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    44,008                 73,826
 Minimum unit fair value #*                       $13.76                 $15.04
 Maximum unit fair value #*                       $17.89                 $17.22
 Contract liability                             $643,671             $1,176,812
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                     --
 Minimum unit fair value #*                           --                     --
 Maximum unit fair value #*                           --                     --
 Contract liability                                   --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM                                PUTNAM
                                          INTERNATIONAL          PUTNAM            MULTI-CAP
                                           EQUITY FUND       INVESTORS FUND       GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             23,329                107                107
                                             ========            =======            =======
  Cost                                       $441,896             $1,644             $6,544
                                             ========            =======            =======
  Market value                               $570,168             $2,082             $8,102
 Due from Sponsor Company                          --                 --                 --
 Receivable from fund shares sold                  13                  1                  3
 Other assets                                      --                 --                 --
                                             --------            -------            -------
 Total assets                                 570,181              2,083              8,105
                                             --------            -------            -------
LIABILITIES:
 Due to Sponsor Company                            13                  1                  3
 Payable for fund shares purchased                 --                 --                 --
 Other liabilities                                  1                 --                  1
                                             --------            -------            -------
 Total liabilities                                 14                  1                  4
                                             --------            -------            -------
NET ASSETS:
 For contract liabilities                    $570,167             $2,082             $8,101
                                             ========            =======            =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 30,339                167                568
 Minimum unit fair value #*                     $9.35             $12.49             $13.68
 Maximum unit fair value #*                    $19.27             $12.49             $15.58
 Contract liability                          $570,167             $2,082             $8,101
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                 --                 --
 Minimum unit fair value #*                        --                 --                 --
 Maximum unit fair value #*                        --                 --                 --
 Contract liability                                --                 --                 --

                                               PUTNAM
                                            INTERNATIONAL            PUTNAM                ROYCE
                                               CAPITAL              SMALL CAP              TOTAL
                                         OPPORTUNITIES FUND        GROWTH FUND          RETURN FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               21,680                 9,957               47,086
                                              =========             =========            =========
  Cost                                         $720,690              $223,601             $514,794
                                              =========             =========            =========
  Market value                                 $870,861              $290,754             $583,862
 Due from Sponsor Company                            --                    --                   --
 Receivable from fund shares sold                   488                    45               18,158
 Other assets                                        --                    --                   --
                                              ---------             ---------            ---------
 Total assets                                   871,349               290,799              602,020
                                              ---------             ---------            ---------
LIABILITIES:
 Due to Sponsor Company                             488                    45               18,158
 Payable for fund shares purchased                   --                    --                   --
 Other liabilities                                    2                    --                    1
                                              ---------             ---------            ---------
 Total liabilities                                  490                    45               18,159
                                              ---------             ---------            ---------
NET ASSETS:
 For contract liabilities                      $870,859              $290,754             $583,861
                                              =========             =========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   78,385                18,727               19,512
 Minimum unit fair value #*                      $10.06                $13.23               $29.14
 Maximum unit fair value #*                      $11.68                $16.53               $30.43
 Contract liability                            $870,859              $290,754             $583,861
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                   --
 Minimum unit fair value #*                          --                    --                   --
 Maximum unit fair value #*                          --                    --                   --
 Contract liability                                  --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                        ROYCE
                                        VALUE                 ROYCE
                                      PLUS FUND             VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        38,434                71,561
                                      ==========            ==========
  Cost                                  $547,990              $672,929
                                      ==========            ==========
  Market value                          $650,693              $762,122
 Due from Sponsor Company                     --                    --
 Receivable from fund shares
  sold                                        95                    43
 Other assets                                 --                    --
                                      ----------            ----------
 Total assets                            650,788               762,165
                                      ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       95                    43
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                             1                    --
                                      ----------            ----------
 Total liabilities                            96                    43
                                      ----------            ----------
NET ASSETS:
 For contract liabilities               $650,692              $762,122
                                      ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            36,328                27,395
 Minimum unit fair value #*               $14.49                $26.80
 Maximum unit fair value #*               $19.43                $28.47
 Contract liability                     $650,692              $762,122
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --
 Minimum unit fair value #*                   --                    --
 Maximum unit fair value #*                   --                    --
 Contract liability                           --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              COLUMBIA
                                                            DIVERSIFIED             COLUMBIA
                                                               EQUITY            MID CAP VALUE
                                    RS VALUE FUND           INCOME FUND         OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         55,782                10,911                40,507
                                     ============            ==========            ==========
  Cost                                 $1,392,947              $116,815              $328,365
                                     ============            ==========            ==========
  Market value                         $1,938,970              $149,259              $424,106
 Due from Sponsor Company                     247                    --                    --
 Receivable from fund shares
  sold                                         --                    38                    26
 Other assets                                  --                     1                    --
                                     ------------            ----------            ----------
 Total assets                           1,939,217               149,298               424,132
                                     ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                    38                    26
 Payable for fund shares
  purchased                                   247                    --                    --
 Other liabilities                             --                    --                    --
                                     ------------            ----------            ----------
 Total liabilities                            247                    38                    26
                                     ------------            ----------            ----------
NET ASSETS:
 For contract liabilities              $1,938,970              $149,260              $424,106
                                     ============            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            111,854                12,856                32,944
 Minimum unit fair value #*                $17.33                $11.47                $12.51
 Maximum unit fair value #*                $17.33                $12.06                $13.26
 Contract liability                    $1,938,970              $149,260              $424,106
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --
 Minimum unit fair value #*                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --
 Contract liability                            --                    --                    --

                                     COLUMBIA              RIDGEWORTH              RIDGEWORTH
                                   MULTI-ADVISOR           SMALL CAP                MID-CAP
                                     SMALL CAP               VALUE                   VALUE
                                    VALUE FUND            EQUITY FUND             EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,862                  86,732                  92,440
                                     =========            ============            ============
  Cost                                 $10,223              $1,235,106              $1,089,430
                                     =========            ============            ============
  Market value                         $14,241              $1,522,137              $1,248,857
 Due from Sponsor Company                   --                      --                   2,764
 Receivable from fund shares
  sold                                       6                 553,957                      --
 Other assets                               --                      --                       1
                                     ---------            ------------            ------------
 Total assets                           14,247               2,076,094               1,251,622
                                     ---------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      6                 553,957                      --
 Payable for fund shares
  purchased                                 --                      --                   2,764
 Other liabilities                          --                      --                      --
                                     ---------            ------------            ------------
 Total liabilities                           6                 553,957                   2,764
                                     ---------            ------------            ------------
NET ASSETS:
 For contract liabilities              $14,241              $1,522,137              $1,248,858
                                     =========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             973                  46,770                  37,131
 Minimum unit fair value #*             $14.55                  $31.82                  $32.78
 Maximum unit fair value #*             $15.13                  $33.80                  $34.82
 Contract liability                    $14,241              $1,522,137              $1,248,858
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                      --                      --
 Minimum unit fair value #*                 --                      --                      --
 Maximum unit fair value #*                 --                      --                      --
 Contract liability                         --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  RIDGEWORTH
                                              RIDGEWORTH           LARGE CAP
                                             TOTAL RETURN            VALUE
                                              BOND FUND           EQUITY FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT (28)
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               79,769                 779
                                               ========             =======
  Cost                                         $879,115             $13,152
                                               ========             =======
  Market value                                 $844,752             $12,971
 Due from Sponsor Company                         4,755                 135
 Receivable from fund shares sold                    --                  --
 Other assets                                         1                   1
                                               --------             -------
 Total assets                                   849,508              13,107
                                               --------             -------
LIABILITIES:
 Due to Sponsor Company                              --                  --
 Payable for fund shares purchased                4,755                 135
 Other liabilities                                   --                  --
                                               --------             -------
 Total liabilities                                4,755                 135
                                               --------             -------
NET ASSETS:
 For contract liabilities                      $844,753             $12,972
                                               ========             =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   73,848                 900
 Minimum unit fair value #*                      $11.04              $14.17
 Maximum unit fair value #*                      $11.52              $14.48
 Contract liability                            $844,753             $12,972
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                  --
 Minimum unit fair value #*                          --                  --
 Maximum unit fair value #*                          --                  --
 Contract liability                                  --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(28) Funded as of February 14, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       DWS
                                            DWS RREEF             DWS               ENHANCED
                                           REAL ESTATE           EQUITY         EMERGING MARKETS
                                         SECURITIES FUND     DIVIDEND FUND      FIXED INCOME FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               874               9,824               3,925
                                             =======            ========             =======
  Cost                                       $15,720            $397,259             $42,096
                                             =======            ========             =======
  Market value                               $17,084            $421,241             $40,898
 Due from Sponsor Company                         --                 537                  --
 Receivable from fund shares sold                 --                  --                  10
 Other assets                                     --                  --                  --
                                             -------            --------             -------
 Total assets                                 17,084             421,778              40,908
                                             -------            --------             -------
LIABILITIES:
 Due to Sponsor Company                           --                  --                  10
 Payable for fund shares purchased                --                 537                  --
 Other liabilities                                --                  --                  --
                                             -------            --------             -------
 Total liabilities                                --                 537                  10
                                             -------            --------             -------
NET ASSETS:
 For contract liabilities                    $17,084            $421,241             $40,898
                                             =======            ========             =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,329              40,320               2,642
 Minimum unit fair value #*                   $12.85               $9.27              $15.40
 Maximum unit fair value #*                   $12.85              $11.54              $15.77
 Contract liability                          $17,084            $421,241             $40,898
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                  --                  --
 Minimum unit fair value #*                       --                  --                  --
 Maximum unit fair value #*                       --                  --                  --
 Contract liability                               --                  --                  --


                                                SSGA                                      DWS
                                              S&P 500                 DWS            GLOBAL GROWTH
                                             INDEX FUND         CORE EQUITY VIP           FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (29)     SUB-ACCOUNT (30)
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               47,539               6,952                4,247
                                             ==========             =======             ========
  Cost                                         $995,963             $59,877             $107,495
                                             ==========             =======             ========
  Market value                               $1,406,670             $80,229             $125,099
 Due from Sponsor Company                            --                  --                   --
 Receivable from fund shares sold                    63                   2                   45
 Other assets                                        --                  --                   --
                                             ----------             -------             --------
 Total assets                                 1,406,733              80,231              125,144
                                             ----------             -------             --------
LIABILITIES:
 Due to Sponsor Company                              63                   2                   45
 Payable for fund shares purchased                   --                  --                   --
 Other liabilities                                   --                  --                    2
                                             ----------             -------             --------
 Total liabilities                                   63                   2                   47
                                             ----------             -------             --------
NET ASSETS:
 For contract liabilities                    $1,406,670             $80,229             $125,097
                                             ==========             =======             ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   82,387               5,200               10,897
 Minimum unit fair value #*                      $16.02              $15.43                $9.58
 Maximum unit fair value #*                      $29.59              $15.43               $13.39
 Contract liability                          $1,406,670             $80,229             $125,097
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                  --                   --
 Minimum unit fair value #*                          --                  --                   --
 Maximum unit fair value #*                          --                  --                   --
 Contract liability                                  --                  --                   --

(29) Formerly DWS Growth & Income VIP Fund. Change effective May 1, 2013.

(30) Formerly DWS Global Thematic Fund. Change effective February 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       LEGG MASON
                                                LEGG MASON            CLEARBRIDGE
                                               CLEARBRIDGE             AGGRESSIVE
                                            APPRECIATION FUND         GROWTH FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   9,421                  1,209
                                                ==========             ==========
  Cost                                            $171,730               $163,023
                                                ==========             ==========
  Market value                                    $182,291               $219,486
 Due from Sponsor Company                              187                     --
 Receivable from fund shares sold                       --                     21
 Other assets                                           --                     --
                                                ----------             ----------
 Total assets                                      182,478                219,507
                                                ----------             ----------
LIABILITIES:
 Due to Sponsor Company                                 --                     21
 Payable for fund shares purchased                     187                     --
 Other liabilities                                      --                     --
                                                ----------             ----------
 Total liabilities                                     187                     21
                                                ----------             ----------
NET ASSETS:
 For contract liabilities                         $182,291               $219,486
                                                ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      12,752                 14,312
 Minimum unit fair value #*                         $14.08                 $14.87
 Maximum unit fair value #*                         $14.45                 $17.07
 Contract liability                               $182,291               $219,486
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                     --
 Minimum unit fair value #*                             --                     --
 Maximum unit fair value #*                             --                     --
 Contract liability                                     --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            LEGG MASON
                                             PARTNERS             LEGG MASON             LEGG MASON
                                            CLEARBRIDGE          CLEARBRIDGE            CLEARBRIDGE
                                            FUNDAMENTAL            MID CAP               SMALL CAP
                                            VALUE FUND            CORE FUND             GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,043                13,541                  44,391
                                             =========            ==========            ============
  Cost                                         $16,877              $331,639                $991,982
                                             =========            ==========            ============
  Market value                                 $17,189              $396,068              $1,261,507
 Due from Sponsor Company                           --                    --                      --
 Receivable from fund shares sold                    6                    28                     183
 Other assets                                        1                    --                       1
                                             ---------            ----------            ------------
 Total assets                                   17,196               396,096               1,261,691
                                             ---------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                              6                    28                     183
 Payable for fund shares purchased                  --                    --                      --
 Other liabilities                                  --                    --                      --
                                             ---------            ----------            ------------
 Total liabilities                                   6                    28                     183
                                             ---------            ----------            ------------
NET ASSETS:
 For contract liabilities                      $17,190              $396,068              $1,261,508
                                             =========            ==========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   1,227                12,941                  67,409
 Minimum unit fair value #*                     $12.09                $29.70                  $14.83
 Maximum unit fair value #*                     $14.03                $30.79                  $21.36
 Contract liability                            $17,190              $396,068              $1,261,508
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                    --                      --
 Minimum unit fair value #*                         --                    --                      --
 Maximum unit fair value #*                         --                    --                      --
 Contract liability                                 --                    --                      --


                                          THORNBURG                                   THORNBURG
                                        INTERNATIONAL         THORNBURG                  CORE
                                          VALUE FUND          VALUE FUND             GROWTH FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            161,227              27,146                  63,241
                                              ==             ============            ============
  Cost                                        $4,259,651         $890,872              $1,171,119
                                              ==             ============            ============
  Market value                                $5,052,069       $1,223,798              $1,726,084
 Due from Sponsor Company                     --                       --                     843
 Receivable from fund shares sold             3,937                    40                      --
 Other assets                                 --                        1                      --
                                              --             ------------            ------------
 Total assets                                 5,056,006         1,223,839               1,726,927
                                              --             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       3,937                    40                      --
 Payable for fund shares purchased            --                       --                     843
 Other liabilities                            --                       --                       1
                                              --             ------------            ------------
 Total liabilities                            3,937                    40                     844
                                              --             ------------            ------------
NET ASSETS:
 For contract liabilities                     $5,052,069       $1,223,799              $1,726,083
                                              ==             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                352,531              69,493                 109,109
 Minimum unit fair value #*                   $9.50                $11.20                  $12.93
 Maximum unit fair value #*                   $21.51               $27.03                  $31.94
 Contract liability                           $5,052,069       $1,223,799              $1,726,083
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                --                       --                      --
 Minimum unit fair value #*                   --                       --                      --
 Maximum unit fair value #*                   --                       --                      --
 Contract liability                           --                       --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              TIMOTHY PLAN             UBS
                                             LARGE/MID CAP           DYNAMIC
                                               VALUE FUND          ALPHA FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 13,384                169
                                               ==========            =======
  Cost                                           $215,999             $1,029
                                               ==========            =======
  Market value                                   $247,332             $1,209
 Due from Sponsor Company                              --                 --
 Receivable from fund shares sold                      46                 --
 Other assets                                           1                 --
                                               ----------            -------
 Total assets                                     247,379              1,209
                                               ----------            -------
LIABILITIES:
 Due to Sponsor Company                                46                 --
 Payable for fund shares purchased                     --                 --
 Other liabilities                                     --                 --
                                               ----------            -------
 Total liabilities                                     46                 --
                                               ----------            -------
NET ASSETS:
 For contract liabilities                        $247,333             $1,209
                                               ==========            =======
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     14,126                 71
 Minimum unit fair value #*                        $17.27             $17.12
 Maximum unit fair value #*                        $18.12             $17.12
 Contract liability                              $247,333             $1,209
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                 --
 Minimum unit fair value #*                            --                 --
 Maximum unit fair value #*                            --                 --
 Contract liability                                    --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                                GROWTH              EQUITY-INCOME             RETIREMENT
                                              STOCK FUND                 FUND                 2010 FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                107,761                  43,938                  90,065
                                             ============            ============            ============
  Cost                                         $3,933,830              $1,066,644              $1,428,491
                                             ============            ============            ============
  Market value                                 $5,489,323              $1,437,647              $1,588,740
 Due from Sponsor Company                          24,411                      --                      --
 Receivable from fund shares sold                      --                     311                     403
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total assets                                   5,513,734               1,437,958               1,589,143
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                     311                     403
 Payable for fund shares purchased                 24,411                      --                      --
 Other liabilities                                      1                      --                       1
                                             ------------            ------------            ------------
 Total liabilities                                 24,412                     311                     404
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $5,489,322              $1,437,647              $1,588,739
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    367,628                 117,689                 125,027
 Minimum unit fair value #*                        $14.53                  $11.96                  $12.40
 Maximum unit fair value #*                        $15.38                  $12.65                  $13.31
 Contract liability                            $5,489,322              $1,437,647              $1,588,739
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

                                            T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                              RETIREMENT              RETIREMENT              RETIREMENT
                                              2020 FUND               2030 FUND               2040 FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                465,509                 292,191                 170,365
                                             ============            ============            ============
  Cost                                         $7,988,038              $5,287,893              $3,099,208
                                             ============            ============            ============
  Market value                                 $9,366,029              $6,515,848              $3,940,547
 Due from Sponsor Company                           3,366                     422                      --
 Receivable from fund shares sold                      --                      --                     924
 Other assets                                          --                       1                      --
                                             ------------            ------------            ------------
 Total assets                                   9,369,395               6,516,271               3,941,471
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                      --                     924
 Payable for fund shares purchased                  3,366                     422                      --
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total liabilities                                  3,366                     422                     924
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $9,366,029              $6,515,849              $3,940,547
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    708,181                 482,397                 288,222
 Minimum unit fair value #*                        $12.88                  $13.17                  $13.40
 Maximum unit fair value #*                        $13.83                  $14.14                  $14.39
 Contract liability                            $9,366,029              $6,515,849              $3,940,547
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                      --
 Minimum unit fair value #*                            --                      --                      --
 Maximum unit fair value #*                            --                      --                      --
 Contract liability                                    --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              T. ROWE PRICE          T. ROWE PRICE
                                                RETIREMENT             RETIREMENT
                                                2050 FUND             INCOME FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  129,744                30,271
                                               ============            ==========
  Cost                                           $1,303,508              $401,151
                                               ============            ==========
  Market value                                   $1,672,394              $447,404
 Due from Sponsor Company                                --                    --
 Receivable from fund shares sold                       552                    93
 Other assets                                            --                     4
                                               ------------            ----------
 Total assets                                     1,672,946               447,501
                                               ------------            ----------
LIABILITIES:
 Due to Sponsor Company                                 552                    93
 Payable for fund shares purchased                       --                    --
 Other liabilities                                       --                    --
                                               ------------            ----------
 Total liabilities                                      552                    93
                                               ------------            ----------
NET ASSETS:
 For contract liabilities                        $1,672,394              $447,408
                                               ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      122,901                35,971
 Minimum unit fair value #*                          $13.39                $12.21
 Maximum unit fair value #*                          $14.37                $13.10
 Contract liability                              $1,672,394              $447,408
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    --
 Minimum unit fair value #*                              --                    --
 Maximum unit fair value #*                              --                    --
 Contract liability                                      --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    VANGUARD                VANGUARD
                                            UBS GLOBAL             SMALL-CAP                MID-CAP
                                          ALLOCATION FUND          INDEX FUND              INDEX FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                177                   68,256                  26,660
                                              =======             ============            ============
  Cost                                         $1,792               $3,228,969              $1,139,075
                                              =======             ============            ============
  Market value                                 $1,859               $3,241,496              $1,145,861
 Due from Sponsor Company                          --                      725                     418
 Receivable from fund shares sold                   3                       --                      --
 Other assets                                      --                       --                      --
                                              -------             ------------            ------------
 Total assets                                   1,862                3,242,221               1,146,279
                                              -------             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                             3                       --                      --
 Payable for fund shares purchased                 --                      725                     418
 Other liabilities                                  1                       --                      --
                                              -------             ------------            ------------
 Total liabilities                                  4                      725                     418
                                              -------             ------------            ------------
NET ASSETS:
 For contract liabilities                      $1,858               $3,241,496              $1,145,861
                                              =======             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    171                  312,633                 110,786
 Minimum unit fair value #*                    $10.63                   $10.37                  $10.34
 Maximum unit fair value #*                    $12.00                   $10.37                  $10.34
 Contract liability                            $1,858               $3,241,496              $1,145,861
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                       --                      --
 Minimum unit fair value #*                        --                       --                      --
 Maximum unit fair value #*                        --                       --                      --
 Contract liability                                --                       --                      --

                                               VANGUARD                VANGUARD                VICTORY
                                          TOTAL BOND MARKET       TOTAL STOCK MARKET         DIVERSIFIED
                                              INDEX FUND              INDEX FUND              STOCK FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                89,432                  20,638                   64,748
                                              ==========              ==========             ============
  Cost                                          $949,730                $914,413               $1,020,655
                                              ==========              ==========             ============
  Market value                                  $944,400                $929,931               $1,412,792
 Due from Sponsor Company                            405                     534                       --
 Receivable from fund shares sold                     --                      --                      177
 Other assets                                         --                      --                       --
                                              ----------              ----------             ------------
 Total assets                                    944,805                 930,465                1,412,969
                                              ----------              ----------             ------------
LIABILITIES:
 Due to Sponsor Company                               --                      --                      177
 Payable for fund shares purchased                   405                     534                       --
 Other liabilities                                    --                      --                       --
                                              ----------              ----------             ------------
 Total liabilities                                   405                     534                      177
                                              ----------              ----------             ------------
NET ASSETS:
 For contract liabilities                       $944,400                $929,931               $1,412,792
                                              ==========              ==========             ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    94,804                  89,958                   81,969
 Minimum unit fair value #*                        $9.96                  $10.34                   $12.55
 Maximum unit fair value #*                        $9.96                  $10.34                   $21.82
 Contract liability                             $944,400                $929,931               $1,412,792
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                      --                       --
 Minimum unit fair value #*                           --                      --                       --
 Maximum unit fair value #*                           --                      --                       --
 Contract liability                                   --                      --                       --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 VICTORY                 VICTORY
                                                 SPECIAL              SMALL COMPANY
                                                VALUE FUND           OPPORTUNITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  105,448                  80,272
                                               ============            ============
  Cost                                           $1,630,347              $2,582,319
                                               ============            ============
  Market value                                   $2,209,130              $3,228,548
 Due from Sponsor Company                               570                     975
 Receivable from fund shares sold                        --                      --
 Other assets                                             1                      --
                                               ------------            ------------
 Total assets                                     2,209,701               3,229,523
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  --                      --
 Payable for fund shares purchased                      570                     975
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                      570                     975
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $2,209,131              $3,228,548
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      158,694                 190,368
 Minimum unit fair value #*                          $10.61                  $16.28
 Maximum unit fair value #*                          $20.95                  $17.47
 Contract liability                              $2,209,131              $3,228,548
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              VICTORY                INVESCO
                                            ESTABLISHED             SMALL CAP                INVESCO
                                             VALUE FUND           DISCOVERY FUND          COMSTOCK FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               27,779                 182,312                 254,386
                                             ==========            ============            ============
  Cost                                         $813,399              $1,941,266              $4,684,185
                                             ==========            ============            ============
  Market value                                 $956,421              $2,164,040              $6,046,759
 Due from Sponsor Company                            --                      --                   1,022
 Receivable from fund shares sold                    73                   9,349                      --
 Other assets                                         2                      --                       1
                                             ----------            ------------            ------------
 Total assets                                   956,496               2,173,389               6,047,782
                                             ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              73                   9,349                      --
 Payable for fund shares purchased                   --                      --                   1,022
 Other liabilities                                   --                      --                      --
                                             ----------            ------------            ------------
 Total liabilities                                   73                   9,349                   1,022
                                             ----------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $956,423              $2,164,040              $6,046,760
                                             ==========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   30,976                 134,951                 297,320
 Minimum unit fair value #*                      $29.54                  $14.90                  $12.80
 Maximum unit fair value #*                      $31.37                  $17.93                  $23.77
 Contract liability                            $956,423              $2,164,040              $6,046,760
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                      --
 Minimum unit fair value #*                          --                      --                      --
 Maximum unit fair value #*                          --                      --                      --
 Contract liability                                  --                      --                      --

                                                INVESCO                 INVESCO                 INVESCO
                                           EQUITY AND INCOME       GROWTH AND INCOME            MID CAP
                                                 FUND                     FUND                GROWTH FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,679,949                 152,249                  32,751
                                             =============            ============            ============
  Cost                                         $14,904,607              $2,980,570                $908,081
                                             =============            ============            ============
  Market value                                 $17,908,254              $4,113,773              $1,226,503
 Due from Sponsor Company                            4,107                   8,453                     397
 Receivable from fund shares sold                       --                      --                      --
 Other assets                                            1                      --                      --
                                             -------------            ------------            ------------
 Total assets                                   17,912,362               4,122,226               1,226,900
                                             -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 --                      --                      --
 Payable for fund shares purchased                   4,107                   8,453                     397
 Other liabilities                                      --                       2                       1
                                             -------------            ------------            ------------
 Total liabilities                                   4,107                   8,455                     398
                                             -------------            ------------            ------------
NET ASSETS:
 For contract liabilities                      $17,908,255              $4,113,771              $1,226,502
                                             =============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     990,929                 294,520                  74,009
 Minimum unit fair value #*                         $10.66                  $12.49                  $14.90
 Maximum unit fair value #*                         $22.91                  $15.84                  $18.59
 Contract liability                            $17,908,255              $4,113,771              $1,226,502
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                      --                      --
 Minimum unit fair value #*                             --                      --                      --
 Maximum unit fair value #*                             --                      --                      --
 Contract liability                                     --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               INVESCO              INVESCO
                                            U.S. MORTGAGE          SMALL CAP
                                                FUND               VALUE FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  21                  64,475
                                               =======            ============
  Cost                                            $268              $1,140,445
                                               =======            ============
  Market value                                    $254              $1,396,531
 Due from Sponsor Company                           --                  21,512
 Receivable from fund shares sold                    1                      --
 Other assets                                       --                      --
                                               -------            ------------
 Total assets                                      255               1,418,043
                                               -------            ------------
LIABILITIES:
 Due to Sponsor Company                              1                      --
 Payable for fund shares purchased                  --                  21,512
 Other liabilities                                  --                      --
                                               -------            ------------
 Total liabilities                                   1                  21,512
                                               -------            ------------
NET ASSETS:
 For contract liabilities                         $254              $1,396,531
                                               =======            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      21                  37,897
 Minimum unit fair value #*                     $12.00                  $35.64
 Maximum unit fair value #*                     $12.00                  $37.86
 Contract liability                               $254              $1,396,531
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --                      --
 Minimum unit fair value #*                         --                      --
 Maximum unit fair value #*                         --                      --
 Contract liability                                 --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 MORGAN STANLEY
                                              INVESCO            INSTITUTIONAL             INVESCO
                                              AMERICAN            OPPORTUNITY               VALUE
                                             VALUE FUND            PORTFOLIO          OPPORTUNITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               13,359                 6,233                 49,446
                                             ==========            ==========             ==========
  Cost                                         $503,864               $91,829               $494,155
                                             ==========            ==========             ==========
  Market value                                 $528,340              $132,316               $689,278
 Due from Sponsor Company                            82                    --                     --
 Receivable from fund shares sold                    --                    34                     18
 Other assets                                        --                     1                      2
                                             ----------            ----------             ----------
 Total assets                                   528,422               132,351                689,298
                                             ----------            ----------             ----------
LIABILITIES:
 Due to Sponsor Company                              --                    34                     18
 Payable for fund shares purchased                   82                    --                     --
 Other liabilities                                    1                    --                     --
                                             ----------            ----------             ----------
 Total liabilities                                   83                    34                     18
                                             ----------            ----------             ----------
NET ASSETS:
 For contract liabilities                      $528,339              $132,317               $689,280
                                             ==========            ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   15,097                 7,130                 48,399
 Minimum unit fair value #*                      $33.27                $18.31                 $13.90
 Maximum unit fair value #*                      $35.34                $18.81                 $14.25
 Contract liability                            $528,339              $132,317               $689,280
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                     --
 Minimum unit fair value #*                          --                    --                     --
 Maximum unit fair value #*                          --                    --                     --
 Contract liability                                  --                    --                     --


                                              INVESCO               INVESCO               INVESCO
                                            DIVERSIFIED             AMERICAN            GLOBAL CORE
                                           DIVIDEND FUND         FRANCHISE FUND         EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (31)        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               25,821                41,678                1,590
                                             ==========            ==========            =========
  Cost                                         $357,252              $601,251              $21,451
                                             ==========            ==========            =========
  Market value                                 $436,897              $704,780              $24,422
 Due from Sponsor Company                            98                    --                   --
 Receivable from fund shares sold                    --                    98                    6
 Other assets                                        --                    --                   --
                                             ----------            ----------            ---------
 Total assets                                   436,995               704,878               24,428
                                             ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                    98                    6
 Payable for fund shares purchased                   98                    --                   --
 Other liabilities                                    1                    --                   --
                                             ----------            ----------            ---------
 Total liabilities                                   99                    98                    6
                                             ----------            ----------            ---------
NET ASSETS:
 For contract liabilities                      $436,896              $704,780              $24,422
                                             ==========            ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   30,730                50,867                2,137
 Minimum unit fair value #*                      $13.97                $13.63               $11.40
 Maximum unit fair value #*                      $14.26                $13.91               $11.63
 Contract liability                            $436,896              $704,780              $24,422
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                    --                   --
 Minimum unit fair value #*                          --                    --                   --
 Maximum unit fair value #*                          --                    --                   --
 Contract liability                                  --                    --                   --

(31) Effective July 12, 2013 Invesco Leisure Fund merged with Invesco American Franchise.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      WELLS FARGO
                                                                       ADVANTAGE
                                               VANGUARD 500          INTERNATIONAL
                                                INDEX FUND            EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   17,018                4,456
                                               ============            =========
  Cost                                           $2,367,608              $47,954
                                               ============            =========
  Market value                                   $2,394,726              $53,428
 Due from Sponsor Company                               718                   --
 Receivable from fund shares sold                        --                    5
 Other assets                                            --                   --
                                               ------------            ---------
 Total assets                                     2,395,444               53,433
                                               ------------            ---------
LIABILITIES:
 Due to Sponsor Company                                  --                    5
 Payable for fund shares purchased                      718                   --
 Other liabilities                                        1                   --
                                               ------------            ---------
 Total liabilities                                      719                    5
                                               ------------            ---------
NET ASSETS:
 For contract liabilities                        $2,394,725              $53,428
                                               ============            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      232,163                4,363
 Minimum unit fair value #*                          $10.31               $11.71
 Maximum unit fair value #*                          $10.31               $12.25
 Contract liability                              $2,394,725              $53,428
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                   --
 Minimum unit fair value #*                              --                   --
 Maximum unit fair value #*                              --                   --
 Contract liability                                      --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            WELLS FARGO          COLUMBIA SELIGMAN        COLUMBIA SELIGMAN
                                           ADVANTAGE CORE        COMMUNICATIONS AND             GLOBAL
                                             BOND FUND            INFORMATION FUND         TECHNOLOGY FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                9,275                   8,298                    3,953
                                             ==========              ==========               ==========
  Cost                                         $121,736                $357,742                  $85,254
                                             ==========              ==========               ==========
  Market value                                 $116,674                $414,337                 $101,948
 Due from Sponsor Company                            --                     109                       --
 Receivable from fund shares sold                    35                      --                       27
 Other assets                                         1                      --                       --
                                             ----------              ----------               ----------
 Total assets                                   116,710                 414,446                  101,975
                                             ----------              ----------               ----------
LIABILITIES:
 Due to Sponsor Company                              35                      --                       27
 Payable for fund shares purchased                   --                     109                       --
 Other liabilities                                   --                      --                       --
                                             ----------              ----------               ----------
 Total liabilities                                   35                     109                       27
                                             ----------              ----------               ----------
NET ASSETS:
 For contract liabilities                      $116,675                $414,337                 $101,948
                                             ==========              ==========               ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   10,547                  27,837                    7,008
 Minimum unit fair value #*                      $10.89                  $14.45                   $14.17
 Maximum unit fair value #*                      $11.13                  $19.62                   $15.10
 Contract liability                            $116,675                $414,337                 $101,948
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                      --                       --
 Minimum unit fair value #*                          --                      --                       --
 Maximum unit fair value #*                          --                      --                       --
 Contract liability                                  --                      --                       --

                                             TIAA-CREF            TIAA-CREF            TIAA-CREF
                                          LARGE CAP VALUE         LARGE CAP             EQUITY
                                            INDEX FUND           GROWTH FUND          INDEX FUND
                                         SUB-ACCOUNT (32)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 99                 2,300                2,657
                                              =======             =========            =========
  Cost                                         $1,528               $37,916              $32,604
                                              =======             =========            =========
  Market value                                 $1,632               $44,046              $38,076
 Due from Sponsor Company                          --                    --                   --
 Receivable from fund shares sold                   2                     6                    3
 Other assets                                      --                    --                   --
                                              -------             ---------            ---------
 Total assets                                   1,634                44,052               38,079
                                              -------             ---------            ---------
LIABILITIES:
 Due to Sponsor Company                             2                     6                    3
 Payable for fund shares purchased                 --                    --                   --
 Other liabilities                                 --                    --                   --
                                              -------             ---------            ---------
 Total liabilities                                  2                     6                    3
                                              -------             ---------            ---------
NET ASSETS:
 For contract liabilities                      $1,632               $44,046              $38,076
                                              =======             =========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    112                 3,005                2,573
 Minimum unit fair value #*                    $14.56                $14.49               $14.66
 Maximum unit fair value #*                    $14.78                $14.70               $14.82
 Contract liability                            $1,632               $44,046              $38,076
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                    --                   --
 Minimum unit fair value #*                        --                    --                   --
 Maximum unit fair value #*                        --                    --                   --
 Contract liability                                --                    --                   --

(32) Funded as of March 15, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                        LEGG MASON
                                                                         PARTNERS
                                                                        CLEARBRIDGE
                                              AMERICAN CENTURY           SMALL CAP
                                               HERITAGE FUND            VALUE FUND
                                            SUB-ACCOUNT (33)(34)        SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   24,482                    489
                                                 ==========              =========
  Cost                                             $583,899                 $9,479
                                                 ==========              =========
  Market value                                     $599,075                $11,700
 Due from Sponsor Company                                --                     --
 Receivable from fund shares sold                     5,292                      2
 Other assets                                            --                     --
                                                 ----------              ---------
 Total assets                                       604,367                 11,702
                                                 ----------              ---------
LIABILITIES:
 Due to Sponsor Company                               5,292                      2
 Payable for fund shares purchased                       --                     --
 Other liabilities                                       --                     --
                                                 ----------              ---------
 Total liabilities                                    5,292                      2
                                                 ----------              ---------
NET ASSETS:
 For contract liabilities                          $599,075                $11,700
                                                 ==========              =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       58,434                    775
 Minimum unit fair value #*                          $10.25                 $15.01
 Maximum unit fair value #*                          $24.47                 $15.71
 Contract liability                                $599,075                $11,700
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                     --
 Minimum unit fair value #*                              --                     --
 Maximum unit fair value #*                              --                     --
 Contract liability                                      --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(33) Funded as of December 6, 2013.

(34) Effective December 6, 2013 American Century Vista Fund merged with American Century Heritage Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------


                                              LIFE POINTS           LIFE POINTS          LIFE POINTS           LIFE POINTS
                                                BALANCED           CONSERVATIVE             GROWTH               MODERATE
                                             STRATEGY FUND         STRATEGY FUND        STRATEGY FUND         STRATEGY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 19,530                1,142                35,912                23,537
                                               ==========            =========            ==========            ==========
  Cost                                           $206,639              $12,245              $376,496              $259,230
                                               ==========            =========            ==========            ==========
  Market value                                   $233,771              $12,383              $422,324              $272,554
 Due from Sponsor Company                              --                   --                    --                    --
 Receivable from fund shares sold                      60                   10                   220                    74
 Other assets                                          --                   --                    --                    --
                                               ----------            ---------            ----------            ----------
 Total assets                                     233,831               12,393               422,544               272,628
                                               ----------            ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                60                   10                   220                    74
 Payable for fund shares purchased                     --                   --                    --                    --
 Other liabilities                                     --                   --                    --                    --
                                               ----------            ---------            ----------            ----------
 Total liabilities                                     60                   10                   220                    74
                                               ----------            ---------            ----------            ----------
NET ASSETS:
 For contract liabilities                        $233,771              $12,383              $422,324              $272,554
                                               ==========            =========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     11,839                  815                19,318                15,517
 Minimum unit fair value #*                        $19.70               $15.19                $21.71                $17.41
 Maximum unit fair value #*                        $20.58               $15.87                $21.92                $17.58
 Contract liability                              $233,771              $12,383              $422,324              $272,554
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   --                    --                    --
 Minimum unit fair value #*                            --                   --                    --                    --
 Maximum unit fair value #*                            --                   --                    --                    --
 Contract liability                                    --                   --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN CENTURY
                                                  EQUITY             AMERICAN CENTURY VP
                                                INCOME FUND              GROWTH FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $599,812                  $73,270
                                               -------------             ------------
EXPENSES:
 Mortality and expense risk charges                 (135,493)                  (8,102)
                                               -------------             ------------
  Total expenses                                    (135,493)                  (8,102)
                                               -------------             ------------
  Net investment income (loss)                       464,319                   65,168
                                               -------------             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     3,948,438                  147,782
 Net realized gain on distributions                1,714,353                1,224,037
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (1,426,012)               3,472,318
                                               -------------             ------------
  Net gain (loss) on investments                   4,236,779                4,844,137
                                               -------------             ------------
  Net increase (decrease) in net assets
   resulting from operations                      $4,701,098               $4,909,305
                                               =============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY VP        AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       ULTRA(R) FUND              BALANCED FUND          INTERNATIONAL FUND
                                        SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT (1)(2)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $48                     $2,277                     $923
                                         ---------                  ---------                  -------
EXPENSES:
 Mortality and expense risk
  charges                                     (614)                    (1,013)                     (83)
                                         ---------                  ---------                  -------
  Total expenses                              (614)                    (1,013)                     (83)
                                         ---------                  ---------                  -------
  Net investment income (loss)                (566)                     1,264                      840
                                         ---------                  ---------                  -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      2,629                      4,988                      282
 Net realized gain on
  distributions                              3,830                      3,086                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           18,421                     12,960                       --
                                         ---------                  ---------                  -------
  Net gain (loss) on
   investments                              24,880                     21,034                      282
                                         ---------                  ---------                  -------
  Net increase (decrease) in
   net assets resulting from
   operations                              $24,314                    $22,298                   $1,122
                                         =========                  =========                  =======

                                    AMERICAN CENTURY        AMERICAN CENTURY VP       AMERICAN CENTURY
                                       SMALL CAP               LARGE COMPANY         INFLATION-ADJUSTED
                                       VALUE FUND               VALUE FUND                BOND FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $28,668                     $731                   $1,820
                                       ----------                ---------                ---------
EXPENSES:
 Mortality and expense risk
  charges                                  (2,546)                    (548)                  (2,173)
                                       ----------                ---------                ---------
  Total expenses                           (2,546)                    (548)                  (2,173)
                                       ----------                ---------                ---------
  Net investment income (loss)             26,122                      183                     (353)
                                       ----------                ---------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    63,513                   17,760                    3,067
 Net realized gain on
  distributions                           508,039                       --                    3,341
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         318,477                   (3,981)                 (25,402)
                                       ----------                ---------                ---------
  Net gain (loss) on
   investments                            890,029                   13,779                  (18,994)
                                       ----------                ---------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $916,151                  $13,962                 $(19,347)
                                       ==========                =========                =========

(1)  Funded as of January 15, 2013.

(2)  Not funded as of December 31, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY        AMERICAN CENTURY VP
                                                 EQUITY                  INCOME &
                                               GROWTH FUND              GROWTH FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $823                   $5,305
                                                ---------                ---------
EXPENSES:
 Mortality and expense risk charges                  (848)                  (1,663)
                                                ---------                ---------
  Total expenses                                     (848)                  (1,663)
                                                ---------                ---------
  Net investment income (loss)                        (25)                   3,642
                                                ---------                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      3,815                    1,133
 Net realized gain on distributions                 3,041                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         11,459                   65,101
                                                ---------                ---------
  Net gain (loss) on investments                   18,315                   66,234
                                                ---------                ---------
  Net increase (decrease) in net assets
   resulting from operations                      $18,290                  $69,876
                                                =========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               AMERICAN CENTURY VP
                                          AMERICAN CENTURY VP       AMERICAN CENTURY VP              MID CAP
                                               ULTRA FUND                VALUE FUND                VALUE FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $2,420                   $10,862                    $2,579
                                               ----------                ----------                 ---------
EXPENSES:
 Mortality and expense risk charges                (3,216)                   (4,545)                   (1,834)
                                               ----------                ----------                 ---------
  Total expenses                                   (3,216)                   (4,545)                   (1,834)
                                               ----------                ----------                 ---------
  Net investment income (loss)                       (796)                    6,317                       745
                                               ----------                ----------                 ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      3,685                     5,192                    13,665
 Net realized gain on distributions                    --                        --                    14,776
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        140,472                   158,067                    27,861
                                               ----------                ----------                 ---------
  Net gain (loss) on investments                  144,157                   163,259                    56,302
                                               ----------                ----------                 ---------
  Net increase (decrease) in net
   assets resulting from operations              $143,361                  $169,576                   $57,047
                                               ==========                ==========                 =========

                                           INVESCO V.I.         INVESCO V.I.            INVESCO
                                             SMALL CAP           DIVERSIFIED            EUROPEAN
                                            EQUITY FUND         DIVIDEND FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $24               $3,101                $7,463
                                             ---------            ---------            ----------
EXPENSES:
 Mortality and expense risk charges             (2,038)                (774)               (2,762)
                                             ---------            ---------            ----------
  Total expenses                                (2,038)                (774)               (2,762)
                                             ---------            ---------            ----------
  Net investment income (loss)                  (2,014)               2,327                 4,701
                                             ---------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  13,977                1,028                50,798
 Net realized gain on distributions              2,938                   --                12,046
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      72,270               19,763                53,438
                                             ---------            ---------            ----------
  Net gain (loss) on investments                89,185               20,791               116,282
                                             ---------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $87,171              $23,118              $120,983
                                             =========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               INVESCO              INVESCO
                                            INTERNATIONAL           MID CAP
                                             GROWTH FUND       CORE EQUITY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $17,685                $ --
                                               --------             -------
EXPENSES:
 Mortality and expense risk charges              (6,060)             (2,309)
                                               --------             -------
  Total expenses                                 (6,060)             (2,309)
                                               --------             -------
  Net investment income (loss)                   11,625              (2,309)
                                               --------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   26,101               9,440
 Net realized gain on distributions                  --              27,186
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      180,885              34,023
                                               --------             -------
  Net gain (loss) on investments                206,986              70,649
                                               --------             -------
  Net increase (decrease) in net assets
   resulting from operations                   $218,611             $68,340
                                               ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             INVESCO                                INVESCO
                                            SMALL CAP            INVESCO           SMALL CAP
                                           GROWTH FUND      REAL ESTATE FUND      EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $568            $55,913                $ --
                                             --------            -------            --------
EXPENSES:
 Mortality and expense risk charges            (8,658)           (25,707)             (4,163)
                                             --------            -------            --------
  Total expenses                               (8,658)           (25,707)             (4,163)
                                             --------            -------            --------
  Net investment income (loss)                 (8,090)            30,206              (4,163)
                                             --------            -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                161,028            148,886              42,745
 Net realized gain on distributions            61,549            535,591              39,438
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    193,404            (643,353)            87,622
                                             --------            -------            --------
  Net gain (loss) on investments              415,981             41,124             169,805
                                             --------            -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $407,891            $71,330            $165,642
                                             ========            =======            ========

                                             INVESCO         AMERICAN CENTURY     AMERICAN CENTURY
                                            DEVELOPING          DIVERSIFIED          PRIME MONEY
                                           MARKETS FUND          BOND FUND           MARKET FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,477              $1,089                  $50
                                             --------             -------              -------
EXPENSES:
 Mortality and expense risk charges            (4,739)               (603)              (2,993)
                                             --------             -------              -------
  Total expenses                               (4,739)               (603)              (2,993)
                                             --------             -------              -------
  Net investment income (loss)                    738                 486               (2,943)
                                             --------             -------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  3,144                (131)                  --
 Net realized gain on distributions             1,855                 414                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (31,278)             (2,761)                  --
                                             --------             -------              -------
  Net gain (loss) on investments              (26,279)             (2,478)                  --
                                             --------             -------              -------
  Net increase (decrease) in net
   assets resulting from operations          $(25,541)            $(1,992)             $(2,943)
                                             ========             =======              =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                             ALLIANCEBERNSTEIN
                                           DOMINI SOCIAL          GLOBAL
                                            EQUITY FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $193               $404
                                               ------              -----
EXPENSES:
 Mortality and expense risk charges              (348)              (150)
                                               ------              -----
  Total expenses                                 (348)              (150)
                                               ------              -----
  Net investment income (loss)                   (155)               254
                                               ------              -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,830                (21)
 Net realized gain on distributions                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,191               (697)
                                               ------              -----
  Net gain (loss) on investments               10,021               (718)
                                               ------              -----
  Net increase (decrease) in net assets
   resulting from operations                   $9,866              $(464)
                                               ======              =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       ALLIANCEBERNSTEIN
                                  ALLIANCEBERNSTEIN 2055    ALLIANCEBERNSTEIN 2050          GLOBAL
                                   RETIREMENT STRATEGY       RETIREMENT STRATEGY     RISK ALLOCATION FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $31                       $458                     $597
                                           ----                     ------                  -------
EXPENSES:
 Mortality and expense risk
  charges                                   (24)                      (265)                  (1,461)
                                           ----                     ------                  -------
  Total expenses                            (24)                      (265)                  (1,461)
                                           ----                     ------                  -------
  Net investment income (loss)                7                        193                     (864)
                                           ----                     ------                  -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       6                         38                      597
 Net realized gain on
  distributions                              58                        741                    2,814
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           322                      3,488                   (3,958)
                                           ----                     ------                  -------
  Net gain (loss) on
   investments                              386                      4,267                     (547)
                                           ----                     ------                  -------
  Net increase (decrease) in
   net assets resulting from
   operations                              $393                     $4,460                  $(1,411)
                                           ====                     ======                  =======

                                  ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                       GROWTH AND              INTERNATIONAL           INTERNATIONAL
                                    INCOME PORTFOLIO         GROWTH PORTFOLIO         VALUE PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $663                   $4,969                  $67,571
                                         -------                  -------                 --------
EXPENSES:
 Mortality and expense risk
  charges                                   (870)                  (4,099)                 (12,118)
                                         -------                  -------                 --------
  Total expenses                            (870)                  (4,099)                 (12,118)
                                         -------                  -------                 --------
  Net investment income (loss)              (207)                     870                   55,453
                                         -------                  -------                 --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   32,176                   (4,207)                 (51,575)
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (4,129)                  57,649                  260,073
                                         -------                  -------                 --------
  Net gain (loss) on
   investments                            28,047                   53,442                  208,498
                                         -------                  -------                 --------
  Net increase (decrease) in
   net assets resulting from
   operations                            $27,840                  $54,312                 $263,951
                                         =======                  =======                 ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS
                                                   GLOBAL              ALLIANCEBERNSTEIN
                                               VALUE PORTFOLIO            GROWTH FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $1,110                     $ --
                                                  ---------                ---------
EXPENSES:
 Mortality and expense risk charges                    (709)                    (261)
                                                  ---------                ---------
  Total expenses                                       (709)                    (261)
                                                  ---------                ---------
  Net investment income (loss)                          401                     (261)
                                                  ---------                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       (9,141)                   5,921
 Net realized gain on distributions                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           34,606                    5,127
                                                  ---------                ---------
  Net gain (loss) on investments                     25,465                   11,048
                                                  ---------                ---------
  Net increase (decrease) in net assets
   resulting from operations                        $25,866                  $10,787
                                                  =========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                       DISCOVERY             DISCOVERY         ALLIANCEBERNSTEIN
                                      GROWTH FUND            VALUE FUND           VALUE FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                 $2,001                $45
                                       ---------             ----------              -----
EXPENSES:
 Mortality and expense risk
  charges                                 (1,347)                (6,747)               (37)
                                       ---------             ----------              -----
  Total expenses                          (1,347)                (6,747)               (37)
                                       ---------             ----------              -----
  Net investment income (loss)            (1,347)                (4,746)                 8
                                       ---------             ----------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   10,832                 49,862                  8
 Net realized gain on
  distributions                            9,981                 82,665                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         30,031                117,441                846
                                       ---------             ----------              -----
  Net gain (loss) on
   investments                            50,844                249,968                854
                                       ---------             ----------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                            $49,497               $245,222               $862
                                       =========             ==========              =====


                                  ALLIANCEBERNSTEIN 2015     ALLIANCEBERNSTEIN 2025     ALLIANCEBERNSTEIN 2035
                                    RETIREMENT STRATEGY        RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $2,713                     $5,353                     $4,497
                                         ---------                  ---------                  ---------
EXPENSES:
 Mortality and expense risk
  charges                                   (1,656)                    (2,360)                    (1,899)
                                         ---------                  ---------                  ---------
  Total expenses                            (1,656)                    (2,360)                    (1,899)
                                         ---------                  ---------                  ---------
  Net investment income (loss)               1,057                      2,993                      2,598
                                         ---------                  ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     16,381                      5,130                      1,620
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            1,823                     22,361                     28,203
                                         ---------                  ---------                  ---------
  Net gain (loss) on
   investments                              18,204                     27,491                     29,823
                                         ---------                  ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                              $19,261                    $30,484                    $32,421
                                         =========                  =========                  =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       ALLIANCEBERNSTEIN
                                           ALLIANCEBERNSTEIN 2045            HIGH
                                             RETIREMENT STRATEGY          INCOME FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $1,809                  $18,600
                                                  ---------                ---------
EXPENSES:
 Mortality and expense risk charges                    (878)                  (1,360)
                                                  ---------                ---------
  Total expenses                                       (878)                  (1,360)
                                                  ---------                ---------
  Net investment income (loss)                          931                   17,240
                                                  ---------                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                          704                      823
 Net realized gain on distributions                      --                    1,725
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           14,547                   (5,176)
                                                  ---------                ---------
  Net gain (loss) on investments                     15,251                   (2,628)
                                                  ---------                ---------
  Net increase (decrease) in net assets
   resulting from operations                        $16,182                  $14,612
                                                  =========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN 2010     ALLIANCEBERNSTEIN 2020     ALLIANCEBERNSTEIN 2030
                                    RETIREMENT STRATEGY        RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $793                     $10,825                    $10,569
                                          -------                   ---------                  ---------
EXPENSES:
 Mortality and expense risk
  charges                                    (512)                     (4,986)                    (4,910)
                                          -------                   ---------                  ---------
  Total expenses                             (512)                     (4,986)                    (4,910)
                                          -------                   ---------                  ---------
  Net investment income (loss)                281                       5,839                      5,659
                                          -------                   ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     4,571                      39,617                     41,944
 Net realized gain on
  distributions                                --                          --                         --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             570                      21,497                     38,195
                                          -------                   ---------                  ---------
  Net gain (loss) on
   investments                              5,141                      61,114                     80,139
                                          -------                   ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                              $5,422                     $66,953                    $85,798
                                          =======                   =========                  =========

                                                                                      AMERICAN FUNDS
                                  ALLIANCEBERNSTEIN 2040       AMERICAN FUNDS            AMERICAN
                                    RETIREMENT STRATEGY          AMCAP FUND           BALANCED FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $4,331                     $349                 $91,005
                                         ---------               ----------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                   (2,706)                 (19,375)                (61,923)
                                         ---------               ----------            ------------
  Total expenses                            (2,706)                 (19,375)                (61,923)
                                         ---------               ----------            ------------
  Net investment income (loss)               1,625                  (19,026)                 29,082
                                         ---------               ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     39,918                  261,392                 529,329
 Net realized gain on
  distributions                                 --                  272,451                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           15,446                  449,374                 653,360
                                         ---------               ----------            ------------
  Net gain (loss) on
   investments                              55,364                  983,217               1,182,689
                                         ---------               ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $56,989                 $964,191              $1,211,771
                                         =========               ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS          AMERICAN FUNDS
                                              CAPITAL INCOME           EUROPACIFIC
                                               BUILDER FUND            GROWTH FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $615,655                $225,538
                                               ------------            ------------
EXPENSES:
 Mortality and expense risk charges                (158,079)               (116,408)
                                               ------------            ------------
  Total expenses                                   (158,079)               (116,408)
                                               ------------            ------------
  Net investment income (loss)                      457,576                 109,130
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      650,445                 635,793
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,387,782               4,008,508
                                               ------------            ------------
  Net gain (loss) on investments                  2,038,227               4,644,301
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $2,495,803              $4,753,431
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                             FUNDAMENTAL                 NEW                THE BOND FUND
                                            INVESTORS FUND         PERSPECTIVE FUND          OF AMERICA
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $166,207                 $33,135               $115,086
                                             ------------            ------------            -----------
EXPENSES:
 Mortality and expense risk charges              (114,324)                (44,546)               (50,160)
                                             ------------            ------------            -----------
  Total expenses                                 (114,324)                (44,546)               (50,160)
                                             ------------            ------------            -----------
  Net investment income (loss)                     51,883                 (11,411)                64,926
                                             ------------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,130,028                 303,168                 91,524
 Net realized gain on distributions               312,537                 300,478                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,577,369                 729,755               (340,378)
                                             ------------            ------------            -----------
  Net gain (loss) on investments                4,019,934               1,333,401               (248,854)
                                             ------------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $4,071,817              $1,321,990              $(183,928)
                                             ============            ============            ===========

                                                                                             AMERICAN FUNDS
                                            AMERICAN FUNDS           AMERICAN FUNDS          THE INVESTMENT
                                            THE GROWTH FUND         THE INCOME FUND             COMPANY
                                            OF AMERICA FUND            OF AMERICA              OF AMERICA
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $10,828                $348,364                $119,762
                                             -------------            ------------            ------------
EXPENSES:
 Mortality and expense risk charges               (242,034)                (87,314)                (66,643)
                                             -------------            ------------            ------------
  Total expenses                                  (242,034)                (87,314)                (66,643)
                                             -------------            ------------            ------------
  Net investment income (loss)                    (231,206)                261,050                  53,119
                                             -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   2,254,250                 588,559                 536,228
 Net realized gain on distributions              2,419,156                      --                 575,483
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       5,441,145                 929,979               1,037,208
                                             -------------            ------------            ------------
  Net gain (loss) on investments                10,114,551               1,518,538               2,148,919
                                             -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $9,883,345              $1,779,588              $2,202,038
                                             =============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS        AMERICAN FUNDS
                                                THE NEW              WASHINGTON
                                              ECONOMY FUND        MUTUAL INVESTORS
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $3,430               $75,820
                                               ----------            ----------
EXPENSES:
 Mortality and expense risk charges               (13,082)              (31,272)
                                               ----------            ----------
  Total expenses                                  (13,082)              (31,272)
                                               ----------            ----------
  Net investment income (loss)                     (9,652)               44,548
                                               ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     76,907               357,193
 Net realized gain on distributions               138,011                81,675
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        395,478               475,045
                                               ----------            ----------
  Net gain (loss) on investments                  610,396               913,913
                                               ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $600,744              $958,461
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS          CAPITAL WORLD          AMERICAN FUNDS
                                               AMERICAN                GROWTH &               SMALLCAP
                                             MUTUAL FUND             INCOME FUND             WORLD FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $82,982                $529,365                  $ --
                                             ------------            ------------            ----------
EXPENSES:
 Mortality and expense risk charges               (24,878)               (138,213)               (6,441)
                                             ------------            ------------            ----------
  Total expenses                                  (24,878)               (138,213)               (6,441)
                                             ------------            ------------            ----------
  Net investment income (loss)                     58,104                 391,152                (6,441)
                                             ------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    354,169                 873,316                56,823
 Net realized gain on distributions               103,059                      --                42,181
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        575,686               3,835,475                93,777
                                             ------------            ------------            ----------
  Net gain (loss) on investments                1,032,914               4,708,791               192,781
                                             ------------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $1,091,018              $5,099,943              $186,340
                                             ============            ============            ==========


                                               ARIEL                                     ARTISAN
                                           APPRECIATION                                  MID CAP
                                               FUND              ARIEL FUND             VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,258               $1,214                 $19,358
                                             ---------            ---------            ------------
EXPENSES:
 Mortality and expense risk charges             (1,049)              (1,380)                 (4,819)
                                             ---------            ---------            ------------
  Total expenses                                (1,049)              (1,380)                 (4,819)
                                             ---------            ---------            ------------
  Net investment income (loss)                     209                 (166)                 14,539
                                             ---------            ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   2,962                4,512                  93,884
 Net realized gain on distributions             10,067                   --                 193,020
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      35,900               56,037                 958,029
                                             ---------            ---------            ------------
  Net gain (loss) on investments                48,929               60,549               1,244,933
                                             ---------            ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $49,138              $60,383              $1,259,472
                                             =========            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   AVE MARIA
                                               AVE MARIA             RISING
                                           OPPORTUNITY FUND      DIVIDEND FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --              $10,886
                                                -------             --------
EXPENSES:
 Mortality and expense risk charges                (501)              (5,354)
                                                -------             --------
  Total expenses                                   (501)              (5,354)
                                                -------             --------
  Net investment income (loss)                     (501)               5,532
                                                -------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      109               20,443
 Net realized gain on distributions               1,710               23,876
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        8,449              217,950
                                                -------             --------
  Net gain (loss) on investments                 10,268              262,269
                                                -------             --------
  Net increase (decrease) in net assets
   resulting from operations                     $9,767             $267,801
                                                =======             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AVE MARIA         LIFEPATH 2020         LIFEPATH 2030
                                           GROWTH FUND          PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --              $311,488              $309,013
                                             -------            ----------            ----------
EXPENSES:
 Mortality and expense risk charges           (2,035)              (80,016)             (107,917)
                                             -------            ----------            ----------
  Total expenses                              (2,035)              (80,016)             (107,917)
                                             -------            ----------            ----------
  Net investment income (loss)                (2,035)              231,472               201,096
                                             -------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                11,473               303,540               454,056
 Net realized gain on distributions            6,947             1,283,257             1,358,852
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    29,817                44,788               458,103
                                             -------            ----------            ----------
  Net gain (loss) on investments              48,237             1,631,585             2,271,011
                                             -------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $46,202            $1,863,057            $2,472,107
                                             =======            ==========            ==========

                                                                     LIFEPATH
                                            LIFEPATH 2040           RETIREMENT         LIFEPATH 2050
                                              PORTFOLIO              PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $287,650               $69,432             $24,828
                                              ----------             ---------            --------
EXPENSES:
 Mortality and expense risk charges              (91,307)              (21,355)             (7,636)
                                              ----------             ---------            --------
  Total expenses                                 (91,307)              (21,355)             (7,636)
                                              ----------             ---------            --------
  Net investment income (loss)                   196,343                48,077              17,192
                                              ----------             ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   275,429                69,688              36,488
 Net realized gain on distributions            1,278,685               302,552              84,903
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       883,204              (117,066)             97,624
                                              ----------             ---------            --------
  Net gain (loss) on investments               2,437,318               255,174             219,015
                                              ----------             ---------            --------
  Net increase (decrease) in net
   assets resulting from operations           $2,633,661              $303,251            $236,207
                                              ==========             =========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             BLACKROCK         BLACKROCK
                                           LIFEPATH 2025     LIFEPATH 2035
                                                FUND              FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $911              $309
                                               ------            ------
EXPENSES:
 Mortality and expense risk charges              (514)             (153)
                                               ------            ------
  Total expenses                                 (514)             (153)
                                               ------            ------
  Net investment income (loss)                    397               156
                                               ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    700               174
 Net realized gain on distributions             2,620               978
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,157             1,251
                                               ------            ------
  Net gain (loss) on investments                7,477             2,403
                                               ------            ------
  Net increase (decrease) in net assets
   resulting from operations                   $7,874            $2,559
                                               ======            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           BLACKROCK          BLACKROCK
                                         LIFEPATH 2045      LIFEPATH 2055           BARON
                                              FUND               FUND           SMALL CAP FUND
                                          SUB-ACCOUNT      SUB-ACCOUNT (3)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $295               $218                 $ --
                                             ------             ------             --------
EXPENSES:
 Mortality and expense risk charges             (74)               (46)                (950)
                                             ------             ------             --------
  Total expenses                                (74)               (46)                (950)
                                             ------             ------             --------
  Net investment income (loss)                  221                172                 (950)
                                             ------             ------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  192                  3               41,492
 Net realized gain on distributions           1,006                727               97,539
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,372              1,176              580,678
                                             ------             ------             --------
  Net gain (loss) on investments              2,570              1,906              719,709
                                             ------             ------             --------
  Net increase (decrease) in net
   assets resulting from operations          $2,791             $2,078             $718,759
                                             ======             ======             ========

                                            BLACKROCK
                                         U.S. GOVERNMENT       BLACKROCK            BLACKROCK
                                              BOND               EQUITY              CAPITAL
                                            PORTFOLIO        DIVIDEND FUND      APPRECIATION FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $5,175             $65,996                 $ --
                                             -------            --------             --------
EXPENSES:
 Mortality and expense risk charges           (1,863)            (19,253)              (4,055)
                                             -------            --------             --------
  Total expenses                              (1,863)            (19,253)              (4,055)
                                             -------            --------             --------
  Net investment income (loss)                 3,312              46,743               (4,055)
                                             -------            --------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (226)            109,330              310,349
 Net realized gain on distributions            1,586               3,970               60,644
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (13,779)            599,022              (25,218)
                                             -------            --------             --------
  Net gain (loss) on investments             (12,419)            712,322              345,775
                                             -------            --------             --------
  Net increase (decrease) in net
   assets resulting from operations          $(9,107)           $759,065             $341,720
                                             =======            ========             ========

(3)  Funded as of February 21, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              BLACKROCK
                                           FLEXIBLE EQUITY     CALVERT VP SRI
                                                FUND         BALANCED PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,368              $4,879
                                               -------             -------
EXPENSES:
 Mortality and expense risk charges               (882)             (3,245)
                                               -------             -------
  Total expenses                                  (882)             (3,245)
                                               -------             -------
  Net investment income (loss)                     486               1,634
                                               -------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,904               2,401
 Net realized gain on distributions                 --              41,160
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      12,660              27,813
                                               -------             -------
  Net gain (loss) on investments                17,564              71,374
                                               -------             -------
  Net increase (decrease) in net assets
   resulting from operations                   $18,050             $73,008
                                               =======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           CALVERT EQUITY        CALVERT BOND           CALVERT
                                             PORTFOLIO             PORTFOLIO          INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $5,468              $48,511             $23,949
                                             ----------            ---------            --------
EXPENSES:
 Mortality and expense risk charges             (29,309)             (16,884)             (8,581)
                                             ----------            ---------            --------
  Total expenses                                (29,309)             (16,884)             (8,581)
                                             ----------            ---------            --------
  Net investment income (loss)                  (23,841)              31,627              15,368
                                             ----------            ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  398,334                6,667              21,568
 Net realized gain on distributions             200,322                4,364                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      607,455             (115,779)            (52,251)
                                             ----------            ---------            --------
  Net gain (loss) on investments              1,206,111             (104,748)            (30,683)
                                             ----------            ---------            --------
  Net increase (decrease) in net
   assets resulting from operations          $1,182,270             $(73,121)           $(15,315)
                                             ==========            =========            ========

                                             COLUMBIA        COLUMBIA MARSICO        COLUMBIA
                                            CONTRARIAN         21ST CENTURY          SMALL CAP
                                            CORE FUND              FUND            VALUE I FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $4,047                $ --                $519
                                             --------             -------             -------
EXPENSES:
 Mortality and expense risk charges            (4,741)               (825)               (740)
                                             --------             -------             -------
  Total expenses                               (4,741)               (825)               (740)
                                             --------             -------             -------
  Net investment income (loss)                   (694)               (825)               (221)
                                             --------             -------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                108,366               5,649               7,363
 Net realized gain on distributions            42,418                  --              12,452
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     63,027              17,506               3,391
                                             --------             -------             -------
  Net gain (loss) on investments              213,811              23,155              23,206
                                             --------             -------             -------
  Net increase (decrease) in net
   assets resulting from operations          $213,117             $22,330             $22,985
                                             ========             =======             =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA MARSICO
                                             INTERNATIONAL           COLUMBIA
                                             OPPORTUNITIES           MID CAP
                                                  FUND              VALUE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $169                $3,705
                                                 ------              --------
EXPENSES:
 Mortality and expense risk charges                (106)               (9,211)
                                                 ------              --------
  Total expenses                                   (106)               (9,211)
                                                 ------              --------
  Net investment income (loss)                       63                (5,506)
                                                 ------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       67               107,496
 Net realized gain on distributions                  --                98,982
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,024                71,942
                                                 ------              --------
  Net gain (loss) on investments                  2,091               278,420
                                                 ------              --------
  Net increase (decrease) in net assets
   resulting from operations                     $2,154              $272,914
                                                 ======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             COLUMBIA MARSICO          CRM
                                             COLUMBIA             GROWTH             MID CAP
                                            ACORN FUND           VS FUND           VALUE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $3,053                $ --               $943
                                             --------            --------            -------
EXPENSES:
 Mortality and expense risk charges            (9,438)             (6,185)              (858)
                                             --------            --------            -------
  Total expenses                               (9,438)             (6,185)              (858)
                                             --------            --------            -------
  Net investment income (loss)                 (6,385)             (6,185)                85
                                             --------            --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 89,419              34,750              7,680
 Net realized gain on distributions           180,260             137,136             30,457
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    403,709              38,486             16,146
                                             --------            --------            -------
  Net gain (loss) on investments              673,388             210,372             54,283
                                             --------            --------            -------
  Net increase (decrease) in net
   assets resulting from operations          $667,003            $204,187            $54,368
                                             ========            ========            =======

                                            COLUMBIA            CALAMOS
                                            SMALL CAP        INTERNATIONAL          DAVIS
                                            CORE FUND         GROWTH FUND      FINANCIAL FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (4)      SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $63              $2                  $655
                                             -------            ----               -------
EXPENSES:
 Mortality and expense risk charges           (1,191)             (1)               (1,200)
                                             -------            ----               -------
  Total expenses                              (1,191)             (1)               (1,200)
                                             -------            ----               -------
  Net investment income (loss)                (1,128)              1                  (545)
                                             -------            ----               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                48,892              --                 4,998
 Net realized gain on distributions            9,666              --                 1,983
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,036)             21                25,377
                                             -------            ----               -------
  Net gain (loss) on investments              42,522              21                32,358
                                             -------            ----               -------
  Net increase (decrease) in net
   assets resulting from operations          $41,394             $22               $31,813
                                             =======            ====               =======

(4)  Funded as of April 12, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 DAVIS
                                                NEW YORK               DAVIS
                                              VENTURE FUND       OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $33,001                $341
                                               ----------             -------
EXPENSES:
 Mortality and expense risk charges               (45,070)             (1,434)
                                               ----------             -------
  Total expenses                                  (45,070)             (1,434)
                                               ----------             -------
  Net investment income (loss)                    (12,069)             (1,093)
                                               ----------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    222,586              15,432
 Net realized gain on distributions               753,052                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        890,690              38,144
                                               ----------             -------
  Net gain (loss) on investments                1,866,328              53,576
                                               ----------             -------
  Net increase (decrease) in net assets
   resulting from operations                   $1,854,259             $52,483
                                               ==========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            DELAWARE            DELAWARE              DREYFUS
                                           DIVERSIFIED      EXTENDED DURATION       BOND MARKET
                                           INCOME FUND          BOND FUND           INDEX FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,833                $7                $152,418
                                             -------               ---               ---------
EXPENSES:
 Mortality and expense risk charges             (765)               (1)                (31,884)
                                             -------               ---               ---------
  Total expenses                                (765)               (1)                (31,884)
                                             -------               ---               ---------
  Net investment income (loss)                 2,068                 6                 120,534
                                             -------               ---               ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (85)               --                 (24,172)
 Net realized gain on distributions               --                --                  84,341
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,143)              (11)               (369,023)
                                             -------               ---               ---------
  Net gain (loss) on investments              (3,228)              (11)               (308,854)
                                             -------               ---               ---------
  Net increase (decrease) in net
   assets resulting from operations          $(1,160)              $(5)              $(188,320)
                                             =======               ===               =========

                                          DREYFUS VIF            DREYFUS               DREYFUS
                                          APPRECIATION     INTERNATIONAL STOCK          MIDCAP
                                           PORTFOLIO           INDEX FUND             INDEX FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $304               $5,545                 $45,083
                                             ------              -------              ----------
EXPENSES:
 Mortality and expense risk charges            (209)                  --                 (23,349)
                                             ------              -------              ----------
  Total expenses                               (209)                  --                 (23,349)
                                             ------              -------              ----------
  Net investment income (loss)                   95                5,545                  21,734
                                             ------              -------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                5,158                  330                 273,936
 Net realized gain on distributions              34                2,810                 189,163
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,490               27,309                 658,040
                                             ------              -------              ----------
  Net gain (loss) on investments              6,682               30,449               1,121,139
                                             ------              -------              ----------
  Net increase (decrease) in net
   assets resulting from operations          $6,777              $35,994              $1,142,873
                                             ======              =======              ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                DREYFUS
                                            SMALLCAP STOCK          DREYFUS
                                              INDEX FUND         SMALL CAP FUND
                                              SUB-ACCOUNT       SUB-ACCOUNT (5)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $20,893               $ --
                                               ---------             ------
EXPENSES:
 Mortality and expense risk charges              (12,514)                (2)
                                               ---------             ------
  Total expenses                                 (12,514)                (2)
                                               ---------             ------
  Net investment income (loss)                     8,379                 (2)
                                               ---------             ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   158,344              2,477
 Net realized gain on distributions              103,488                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       507,876             (1,579)
                                               ---------             ------
  Net gain (loss) on investments                 769,708                898
                                               ---------             ------
  Net increase (decrease) in net assets
   resulting from operations                    $778,087               $896
                                               =========             ======

(5)  Effective April 26, 2013 Dreyfus Small Cap Fund was liquidated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         DREYFUS
                                            DREYFUS VIF          DREYFUS VIF            SOCIALLY
                                            GROWTH AND             QUALITY             RESPONSIBLE
                                         INCOME PORTFOLIO      BOND PORTFOLIO       GROWTH FUND, INC.
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (6)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $25                 $5,195                $ --
                                               -----              ---------               -----
EXPENSES:
 Mortality and expense risk charges              (19)                (1,276)                (14)
                                               -----              ---------               -----
  Total expenses                                 (19)                (1,276)                (14)
                                               -----              ---------               -----
  Net investment income (loss)                     6                  3,919                 (14)
                                               -----              ---------               -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     4                 11,469                   1
 Net realized gain on distributions               --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       830                (19,594)                547
                                               -----              ---------               -----
  Net gain (loss) on investments                 834                 (8,125)                548
                                               -----              ---------               -----
  Net increase (decrease) in net
   assets resulting from operations             $840                $(4,206)               $534
                                               =====              =========               =====

                                                                       DREYFUS
                                               DREYFUS              INTERMEDIATE            EATON VANCE
                                               S&P 500                  TERM                 LARGE-CAP
                                              INDEX FUND             INCOME FUND             VALUE FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $133,955                $52,052                $110,797
                                             ------------            -----------            ------------
EXPENSES:
 Mortality and expense risk charges               (43,495)               (14,855)                (25,397)
                                             ------------            -----------            ------------
  Total expenses                                  (43,495)               (14,855)                (25,397)
                                             ------------            -----------            ------------
  Net investment income (loss)                     90,460                 37,197                  85,400
                                             ------------            -----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    351,124                 95,826                 466,970
 Net realized gain on distributions               183,787                  2,157                 390,979
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,392,830               (200,192)              1,349,942
                                             ------------            -----------            ------------
  Net gain (loss) on investments                1,927,741               (102,209)              2,207,891
                                             ------------            -----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $2,018,201               $(65,012)             $2,293,291
                                             ============            ===========            ============

(6)  Funded as of October 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                 EATON VANCE
                                             EATON VANCE          WORLDWIDE
                                               DIVIDEND             HEALTH
                                             BUILDER FUND       SCIENCES FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $18,348              $2,208
                                               --------            --------
EXPENSES:
 Mortality and expense risk charges              (8,662)             (3,052)
                                               --------            --------
  Total expenses                                 (8,662)             (3,052)
                                               --------            --------
  Net investment income (loss)                    9,686                (844)
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   64,251              44,251
 Net realized gain on distributions                  --              43,416
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      199,356              57,744
                                               --------            --------
  Net gain (loss) on investments                263,607             145,411
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $273,293            $144,567
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           EATON VANCE                           EATON VANCE
                                           INCOME FUND        EATON VANCE      ATLANTA CAPITAL
                                            OF BOSTON        BALANCED FUND      SMID-CAP FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $123,049              $233               $ --
                                             --------            ------            -------
EXPENSES:
 Mortality and expense risk charges           (19,749)             (131)              (612)
                                             --------            ------            -------
  Total expenses                              (19,749)             (131)              (612)
                                             --------            ------            -------
  Net investment income (loss)                103,300               102               (612)
                                             --------            ------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 26,730             6,474              4,251
 Net realized gain on distributions                --                22                904
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,882)           (2,621)            20,437
                                             --------            ------            -------
  Net gain (loss) on investments               23,848             3,875             25,592
                                             --------            ------            -------
  Net increase (decrease) in net
   assets resulting from operations          $127,148            $3,977            $24,980
                                             ========            ======            =======

                                                              WELLS FARGO
                                                               ADVANTAGE           WELLS FARGO
                                           WELLS FARGO          EMERGING       ADVANTAGE UTILITY &
                                         ADVANTAGE ASSET        MARKETS         TELECOMMUNICATION
                                         ALLOCATION FUND      EQUITY FUND             FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $4,095                $ --            $1,026
                                             -------            --------            ------
EXPENSES:
 Mortality and expense risk charges           (2,076)            (17,924)             (455)
                                             -------            --------            ------
  Total expenses                              (2,076)            (17,924)             (455)
                                             -------            --------            ------
  Net investment income (loss)                 2,019             (17,924)              571
                                             -------            --------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                14,884               9,334             3,233
 Net realized gain on distributions               --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,830             (53,035)            2,545
                                             -------            --------            ------
  Net gain (loss) on investments              18,714             (43,701)            5,778
                                             -------            --------            ------
  Net increase (decrease) in net
   assets resulting from operations          $20,733            $(61,625)           $6,349
                                             =======            ========            ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             ALGER CAPITAL
                                              APPRECIATION        ALGER MID CAP
                                             INSTITUTIONAL            GROWTH
                                                  FUND          INSTITUTIONAL FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $1,863                $ --
                                               ----------            --------
EXPENSES:
 Mortality and expense risk charges               (27,148)             (9,057)
                                               ----------            --------
  Total expenses                                  (27,148)             (9,057)
                                               ----------            --------
  Net investment income (loss)                    (25,285)             (9,057)
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    271,034              86,628
 Net realized gain on distributions               746,396                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        655,358             270,513
                                               ----------            --------
  Net gain (loss) on investments                1,672,788             357,141
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $1,647,503            $348,084
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         ALGER SMALL CAP         NUVEEN           NUVEEN
                                              GROWTH            MID CAP          SMALL CAP
                                        INSTITUTIONAL FUND     INDEX FUND       INDEX FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --             $17,243             $493
                                             -------            --------          -------
EXPENSES:
 Mortality and expense risk charges           (2,048)            (19,674)            (385)
                                             -------            --------          -------
  Total expenses                              (2,048)            (19,674)            (385)
                                             -------            --------          -------
  Net investment income (loss)                (2,048)             (2,431)             108
                                             -------            --------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                18,965             117,852           13,514
 Net realized gain on distributions           45,030              98,576            4,499
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,618             399,399           10,301
                                             -------            --------          -------
  Net gain (loss) on investments              69,613             615,827           28,314
                                             -------            --------          -------
  Net increase (decrease) in net
   assets resulting from operations          $67,565            $613,396          $28,422
                                             =======            ========          =======

                                             NUVEEN         NUVEEN MID CAP         NUVEEN
                                             EQUITY             GROWTH           SMALL CAP
                                           INDEX FUND     OPPORTUNITIES FUND    SELECT FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $8,451               $ --               $27
                                            --------           --------            ------
EXPENSES:
 Mortality and expense risk charges           (5,016)              (816)             (146)
                                            --------           --------            ------
  Total expenses                              (5,016)              (816)             (146)
                                            --------           --------            ------
  Net investment income (loss)                 3,435               (816)             (119)
                                            --------           --------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                50,039             13,193              (447)
 Net realized gain on distributions           49,505             67,427             1,521
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    42,755             35,164             5,460
                                            --------           --------            ------
  Net gain (loss) on investments             142,299            115,784             6,534
                                            --------           --------            ------
  Net increase (decrease) in net
   assets resulting from operations         $145,734           $114,968            $6,415
                                            ========           ========            ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             NUVEEN SANTA
                                               BARBARA             FIDELITY
                                               DIVIDEND         ADVISOR EQUITY
                                             GROWTH FUND          GROWTH FUND
                                           SUB-ACCOUNT (7)        SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $3                   $ --
                                                 ----              ---------
EXPENSES:
 Mortality and expense risk charges                (1)                  (642)
                                                 ----              ---------
  Total expenses                                   (1)                  (642)
                                                 ----              ---------
  Net investment income (loss)                      2                   (642)
                                                 ----              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     --                 13,911
 Net realized gain on distributions                 3                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         29                 16,076
                                                 ----              ---------
  Net gain (loss) on investments                   32                 29,987
                                                 ----              ---------
  Net increase (decrease) in net assets
   resulting from operations                      $34                $29,345
                                                 ====              =========

(7)  Funded as of May 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    FIDELITY
                                                                    ADVISOR
                                             FIDELITY              LEVERAGED               FEDERATED
                                           ADVISOR VALUE            COMPANY                 EQUITY
                                          STRATEGIES FUND          STOCK FUND          INCOME FUND, INC.
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (8)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,433                  $3,328                $1,113
                                             ---------            ------------             ---------
EXPENSES:
 Mortality and expense risk charges             (1,140)                (16,246)                 (802)
                                             ---------            ------------             ---------
  Total expenses                                (1,140)                (16,246)                 (802)
                                             ---------            ------------             ---------
  Net investment income (loss)                     293                 (12,918)                  311
                                             ---------            ------------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  24,064                 248,569                   667
 Net realized gain on distributions                 --                      --                 5,143
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      59,706                 753,878                11,032
                                             ---------            ------------             ---------
  Net gain (loss) on investments                83,770               1,002,447                16,842
                                             ---------            ------------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $84,063                $989,529               $17,153
                                             =========            ============             =========


                                             FEDERATED          FEDERATED MDT
                                           FUND FOR U.S.           MID CAP           FEDERATED
                                            GOVERNMENT             GROWTH           HIGH INCOME
                                          SECURITIES FUND      STRATEGIES FUND       BOND FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (9)      SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $9,321                 $ --             $324
                                             ---------            ---------            -----
EXPENSES:
 Mortality and expense risk charges             (3,655)                (521)             (66)
                                             ---------            ---------            -----
  Total expenses                                (3,655)                (521)             (66)
                                             ---------            ---------            -----
  Net investment income (loss)                   5,666                 (521)             258
                                             ---------            ---------            -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,737)                 474               11
 Net realized gain on distributions                 --                8,080               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (12,401)              10,877                5
                                             ---------            ---------            -----
  Net gain (loss) on investments               (16,138)              19,431               16
                                             ---------            ---------            -----
  Net increase (decrease) in net
   assets resulting from operations           $(10,472)             $18,910             $274
                                             =========            =========            =====

(8) Effective April 19, 2013 Federated Capital Appreciation Fund merged with Federated Equity Income Fund, Inc.

(9) Formerly Federated Mid Cap Growth Strategies Fund. Change effective January 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   FEDERATED
                                               FEDERATED           SHORT-TERM
                                              KAUFMAN FUND        INCOME FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --            $2,332
                                               ----------            ------
EXPENSES:
 Mortality and expense risk charges               (34,030)             (582)
                                               ----------            ------
  Total expenses                                  (34,030)             (582)
                                               ----------            ------
  Net investment income (loss)                    (34,030)            1,750
                                               ----------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    312,145               962
 Net realized gain on distributions               593,131                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        485,077            (3,155)
                                               ----------            ------
  Net gain (loss) on investments                1,390,353            (2,193)
                                               ----------            ------
  Net increase (decrease) in net assets
   resulting from operations                   $1,356,323             $(443)
                                               ==========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 FIDELITY VIP
                                            FEDERATED          FEDERATED            GROWTH
                                           TOTAL RETURN      INTERNATIONAL      OPPORTUNITIES
                                            BOND FUND         LEADERS FUND        PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $12,521               $3                 $999
                                             --------             ----             --------
EXPENSES:
 Mortality and expense risk charges            (4,223)              (2)              (2,356)
                                             --------             ----             --------
  Total expenses                               (4,223)              (2)              (2,356)
                                             --------             ----             --------
  Net investment income (loss)                  8,298                1               (1,357)
                                             --------             ----             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (1,969)               1               10,385
 Net realized gain on distributions             1,330               --                  170
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (18,274)              46               95,512
                                             --------             ----             --------
  Net gain (loss) on investments              (18,913)              47              106,067
                                             --------             ----             --------
  Net increase (decrease) in net
   assets resulting from operations          $(10,615)             $48             $104,710
                                             ========             ====             ========


                                          FIDELITY VIP       FIDELITY VIP        FIDELITY VIP
                                            OVERSEAS       VALUE STRATEGIES        BALANCED
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,833             $3,152             $19,350
                                             -------            -------            --------
EXPENSES:
 Mortality and expense risk charges             (577)            (2,491)             (8,153)
                                             -------            -------            --------
  Total expenses                                (577)            (2,491)             (8,153)
                                             -------            -------            --------
  Net investment income (loss)                 1,256                661              11,197
                                             -------            -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   105             24,524              20,966
 Net realized gain on distributions              502                 --              44,715
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    21,095             60,486             115,304
                                             -------            -------            --------
  Net gain (loss) on investments              21,702             85,010             180,985
                                             -------            -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $22,958            $85,671            $192,182
                                             =======            =======            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY VIP
                                               GROWTH &         FIDELITY VIP
                                                INCOME          FREEDOM 2020
                                              PORTFOLIO          PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,856              $957
                                               --------            ------
EXPENSES:
 Mortality and expense risk charges              (1,256)             (213)
                                               --------            ------
  Total expenses                                 (1,256)             (213)
                                               --------            ------
  Net investment income (loss)                    2,600               744
                                               --------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    7,836                13
 Net realized gain on distributions                  --               545
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       38,641             4,738
                                               --------            ------
  Net gain (loss) on investments                 46,477             5,296
                                               --------            ------
  Net increase (decrease) in net assets
   resulting from operations                    $49,077            $6,040
                                               ========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                          FREEDOM 2030       FREEDOM 2015       FREEDOM 2025
                                            PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $8,181               $775            $2,732
                                             -------            -------            ------
EXPENSES:
 Mortality and expense risk charges           (2,626)              (888)             (243)
                                             -------            -------            ------
  Total expenses                              (2,626)              (888)             (243)
                                             -------            -------            ------
  Net investment income (loss)                 5,555               (113)            2,489
                                             -------            -------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                23,234             24,783                12
 Net realized gain on distributions            7,385              2,263             1,473
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    58,661             (5,266)            4,952
                                             -------            -------            ------
  Net gain (loss) on investments              89,280             21,780             6,437
                                             -------            -------            ------
  Net increase (decrease) in net
   assets resulting from operations          $94,835            $21,667            $8,926
                                             =======            =======            ======

                                            FIDELITY            TEMPLETON             TEMPLETON
                                         STOCK SELECTOR          GLOBAL               DEVELOPING
                                          ALL CAP FUND     OPPORTUNITIES TRUST      MARKETS TRUST
                                          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6                  $757                 $16,714
                                              ----               -------              ----------
EXPENSES:
 Mortality and expense risk charges            (42)               (1,002)                (10,377)
                                              ----               -------              ----------
  Total expenses                               (42)               (1,002)                (10,377)
                                              ----               -------              ----------
  Net investment income (loss)                 (36)                 (245)                  6,337
                                              ----               -------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 356                 7,948                   7,719
 Net realized gain on distributions            143                    --                   8,068
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     475                 9,247                 (39,345)
                                              ----               -------              ----------
  Net gain (loss) on investments               974                17,195                 (23,558)
                                              ----               -------              ----------
  Net increase (decrease) in net
   assets resulting from operations           $938               $16,950                $(17,221)
                                              ====               =======              ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FRANKLIN          FRANKLIN
                                               HIGH           STRATEGIC
                                            INCOME FUND      INCOME FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $57,241          $167,951
                                              -------          --------
EXPENSES:
 Mortality and expense risk charges            (8,288)          (28,502)
                                              -------          --------
  Total expenses                               (8,288)          (28,502)
                                              -------          --------
  Net investment income (loss)                 48,953           139,449
                                              -------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 14,598            53,411
 Net realized gain on distributions                --            36,092
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (3,675)         (139,303)
                                              -------          --------
  Net gain (loss) on investments               10,923           (49,800)
                                              -------          --------
  Net increase (decrease) in net assets
   resulting from operations                  $59,876           $89,649
                                              =======          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            TEMPLETON          FRANKLIN          FRANKLIN
                                             GLOBAL        U.S. GOVERNMENT      SMALL CAP
                                            BOND FUND      SECURITIES FUND      VALUE FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $163,377           $39,198           $13,121
                                            ---------          --------          --------
EXPENSES:
 Mortality and expense risk charges           (35,150)          (12,396)          (17,617)
                                            ---------          --------          --------
  Total expenses                              (35,150)          (12,396)          (17,617)
                                            ---------          --------          --------
  Net investment income (loss)                128,227            26,802            (4,496)
                                            ---------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 39,389           (19,621)          165,274
 Net realized gain on distributions               985                --           144,371
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (109,326)          (34,943)          505,252
                                            ---------          --------          --------
  Net gain (loss) on investments              (68,952)          (54,564)          814,897
                                            ---------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations           $59,275          $(27,762)         $810,401
                                            =========          ========          ========

                                              MUTUAL
                                         GLOBAL DISCOVERY      TEMPLETON           FRANKLIN
                                               FUND           GROWTH FUND        INCOME FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $171,476           $29,400            $494,566
                                            ----------          --------          ----------
EXPENSES:
 Mortality and expense risk charges            (84,716)          (15,575)            (73,719)
                                            ----------          --------          ----------
  Total expenses                               (84,716)          (15,575)            (73,719)
                                            ----------          --------          ----------
  Net investment income (loss)                  86,760            13,825             420,847
                                            ----------          --------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 556,524           167,112             236,914
 Net realized gain on distributions            582,803                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,310,284           374,697             458,630
                                            ----------          --------          ----------
  Net gain (loss) on investments             2,449,611           541,809             695,544
                                            ----------          --------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $2,536,371          $555,634          $1,116,391
                                            ==========          ========          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  FRANKLIN
                                               FRANKLIN             TOTAL
                                             GROWTH FUND         RETURN FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $17,016            $16,456
                                               --------            -------
EXPENSES:
 Mortality and expense risk charges             (21,328)            (4,474)
                                               --------            -------
  Total expenses                                (21,328)            (4,474)
                                               --------            -------
  Net investment income (loss)                   (4,312)            11,982
                                               --------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  125,683               (512)
 Net realized gain on distributions                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      586,913            (19,433)
                                               --------            -------
  Net gain (loss) on investments                712,596            (19,945)
                                               --------            -------
  Net increase (decrease) in net assets
   resulting from operations                   $708,284            $(7,963)
                                               ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            FRANKLIN                             FRANKLIN
                                         BALANCE SHEET         MUTUAL             MUTUAL
                                        INVESTMENT FUND     BEACON FUND        SHARES FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $37,135           $25,695             $62,954
                                            --------          --------          ----------
EXPENSES:
 Mortality and expense risk charges          (13,511)          (11,307)            (37,728)
                                            --------          --------          ----------
  Total expenses                             (13,511)          (11,307)            (37,728)
                                            --------          --------          ----------
  Net investment income (loss)                23,624            14,388              25,226
                                            --------          --------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                15,650            62,158             297,826
 Net realized gain on distributions          303,935                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   537,810           272,402             876,030
                                            --------          --------          ----------
  Net gain (loss) on investments             857,395           334,560           1,173,856
                                            --------          --------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $881,019          $348,948          $1,199,082
                                            ========          ========          ==========

                                                                FRANKLIN          FRANKLIN
                                             FRANKLIN          TEMPLETON         TEMPLETON
                                          SMALL-MID CAP       CONSERVATIVE         GROWTH
                                           GROWTH FUND      ALLOCATION FUND   ALLOCATION FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --           $66,436           $77,965
                                            ----------          --------          --------
EXPENSES:
 Mortality and expense risk charges            (30,883)          (23,919)          (41,718)
                                            ----------          --------          --------
  Total expenses                               (30,883)          (23,919)          (41,718)
                                            ----------          --------          --------
  Net investment income (loss)                 (30,883)           42,517            36,247
                                            ----------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 858,612           100,918           172,029
 Net realized gain on distributions            812,520           107,013           137,723
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     333,109            27,447           629,060
                                            ----------          --------          --------
  Net gain (loss) on investments             2,004,241           235,378           938,812
                                            ----------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $1,973,358          $277,895          $975,059
                                            ==========          ========          ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               FRANKLIN
                                              TEMPLETON
                                               MODERATE            TEMPLETON
                                           ALLOCATION FUND        FOREIGN FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $136,662              $227,740
                                               --------            ----------
EXPENSES:
 Mortality and expense risk charges             (55,057)              (76,157)
                                               --------            ----------
  Total expenses                                (55,057)              (76,157)
                                               --------            ----------
  Net investment income (loss)                   81,605               151,583
                                               --------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  212,207               854,566
 Net realized gain on distributions             256,383               605,567
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      336,382             2,211,731
                                               --------            ----------
  Net gain (loss) on investments                804,972             3,671,864
                                               --------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $886,577            $3,823,447
                                               ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            FRANKLIN
                                          SMALL-MID CAP                          GOLDMAN SACHS
                                             GROWTH         HIGHLAND PREMIER    INCOME BUILDER
                                         SECURITIES FUND     GROWTH EQUITY           FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (10)      SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                $19              $3,606
                                             -------             ------             -------
EXPENSES:
 Mortality and expense risk charges             (953)              (160)             (1,107)
                                             -------             ------             -------
  Total expenses                                (953)              (160)             (1,107)
                                             -------             ------             -------
  Net investment income (loss)                  (953)              (141)              2,499
                                             -------             ------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 5,817              1,592              14,999
 Net realized gain on distributions            8,419                901                 758
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    29,120              2,003              (4,625)
                                             -------             ------             -------
  Net gain (loss) on investments              43,356              4,496              11,132
                                             -------             ------             -------
  Net increase (decrease) in net
   assets resulting from operations          $42,403             $4,355             $13,631
                                             =======             ======             =======


                                         GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                            CAPITAL          CORE FIXED      U.S. EQUITY INSIGHTS
                                          GROWTH FUND        INCOME FUND             FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (11)
--------------------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $15             $1,646                 $7
                                             ------            -------               ----
EXPENSES:
 Mortality and expense risk charges             (85)              (923)                (8)
                                             ------            -------               ----
  Total expenses                                (85)              (923)                (8)
                                             ------            -------               ----
  Net investment income (loss)                  (70)               723                 (1)
                                             ------            -------               ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                3,630              3,306                  2
 Net realized gain on distributions           1,244                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,802)            (6,466)               180
                                             ------            -------               ----
  Net gain (loss) on investments              2,072             (3,160)               182
                                             ------            -------               ----
  Net increase (decrease) in net
   assets resulting from operations          $2,002            $(2,437)              $181
                                             ======            =======               ====

(10) Formerly Pyxis Premier Growth Equity Fund. Change effective February 8,
     2013.

(11) Formerly Goldman Sachs Structured U.S. Equity Fund. Change effective May 3, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             GOLDMAN SACHS        GOLDMAN SACHS
                                              GOVERNMENT            GROWTH &
                                              INCOME FUND          INCOME FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $23,689               $2,359
                                               ---------            ---------
EXPENSES:
 Mortality and expense risk charges               (8,161)              (2,140)
                                               ---------            ---------
  Total expenses                                  (8,161)              (2,140)
                                               ---------            ---------
  Net investment income (loss)                    15,528                  219
                                               ---------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (29,744)              19,492
 Net realized gain on distributions                6,332                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (66,291)              44,069
                                               ---------            ---------
  Net gain (loss) on investments                 (89,703)              63,561
                                               ---------            ---------
  Net increase (decrease) in net assets
   resulting from operations                    $(74,175)             $63,780
                                               =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  GOLDMAN SACHS
                                            GOLDMAN SACHS         CONCENTRATED         GOLDMAN SACHS
                                                GROWTH            INTERNATIONAL           MID CAP
                                          OPPORTUNITIES FUND       EQUITY FUND           VALUE FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                 $55                 $22,969
                                              ----------             -------            ------------
EXPENSES:
 Mortality and expense risk charges               (4,642)               (159)                (23,796)
                                              ----------             -------            ------------
  Total expenses                                  (4,642)               (159)                (23,796)
                                              ----------             -------            ------------
  Net investment income (loss)                    (4,642)               (104)                   (827)
                                              ----------             -------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    29,486               1,057                 153,573
 Net realized gain on distributions               44,446                  --                 749,273
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        74,634               2,887                 456,058
                                              ----------             -------            ------------
  Net gain (loss) on investments                 148,566               3,944               1,358,904
                                              ----------             -------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $143,924              $3,840              $1,358,077
                                              ==========             =======            ============


                                            GOLDMAN SACHS        GOLDMAN SACHS        GOLDMAN SACHS
                                              SMALL CAP            STRATEGIC              HIGH
                                             VALUE FUND           GROWTH FUND          YIELD FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $12,246                 $8               $252,768
                                             -----------            -------            -----------
EXPENSES:
 Mortality and expense risk charges              (24,989)              (161)               (10,694)
                                             -----------            -------            -----------
  Total expenses                                 (24,989)              (161)               (10,694)
                                             -----------            -------            -----------
  Net investment income (loss)                   (12,743)              (153)               242,074
                                             -----------            -------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   241,753              2,318                 17,099
 Net realized gain on distributions              328,237              1,393                152,257
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       461,183                305               (117,577)
                                             -----------            -------            -----------
  Net gain (loss) on investments               1,031,173              4,016                 51,779
                                             -----------            -------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $1,018,430             $3,863               $293,853
                                             ===========            =======            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            GOLDMAN SACHS       GOLDMAN SACHS
                                              LARGE CAP         SMALL/MID CAP
                                              VALUE FUND         GROWTH FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,110                $ --
                                               --------            --------
EXPENSES:
 Mortality and expense risk charges              (3,508)             (3,990)
                                               --------            --------
  Total expenses                                 (3,508)             (3,990)
                                               --------            --------
  Net investment income (loss)                     (398)             (3,990)
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   49,344              16,279
 Net realized gain on distributions                  --              33,955
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       85,260             132,575
                                               --------            --------
  Net gain (loss) on investments                134,604             182,809
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $134,206            $178,819
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            GOLDMAN SACHS         JOHN HANCOCK
                                        SATELLITE STRATEGIES       SMALL CAP          FROST VALUE
                                              PORTFOLIO           EQUITY FUND         EQUITY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (12)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $12                    $ --               $248
                                                 ---                --------             ------
EXPENSES:
 Mortality and expense risk charges               (3)                 (7,041)              (208)
                                                 ---                --------             ------
  Total expenses                                  (3)                 (7,041)              (208)
                                                 ---                --------             ------
  Net investment income (loss)                     9                  (7,041)                40
                                                 ---                --------             ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                 266,924              1,110
 Net realized gain on distributions               --                      --              1,746
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (2)                139,192              1,948
                                                 ---                --------             ------
  Net gain (loss) on investments                  (2)                406,116              4,804
                                                 ---                --------             ------
  Net increase (decrease) in net
   assets resulting from operations               $7                $399,075             $4,844
                                                 ===                ========             ======

                                                               HARTFORD               HARTFORD
                                              HARTFORD           TOTAL                CAPITAL
                                              BALANCED        RETURN BOND           APPRECIATION
                                              HLS FUND         HLS FUND               HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $124,288          $826,653              $244,913
                                             ----------       -----------            ----------
EXPENSES:
 Mortality and expense risk charges             (52,084)         (110,718)             (164,258)
                                             ----------       -----------            ----------
  Total expenses                                (52,084)         (110,718)             (164,258)
                                             ----------       -----------            ----------
  Net investment income (loss)                   72,204           715,935                80,655
                                             ----------       -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  134,792           209,672               529,823
 Net realized gain on distributions                  --                --                73,142
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,337,781        (1,396,575)            8,462,350
                                             ----------       -----------            ----------
  Net gain (loss) on investments              1,472,573        (1,186,903)            9,065,315
                                             ----------       -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $1,544,777         $(470,968)           $9,145,970
                                             ==========       ===========            ==========

(12) Formerly Frost Dividend Value Equity Fund. Change effective November 28, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                HARTFORD
                                                DIVIDEND             HARTFORD
                                               AND GROWTH        GLOBAL RESEARCH
                                                HLS FUND             HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $621,137              $6,611
                                               ----------            --------
EXPENSES:
 Mortality and expense risk charges              (144,304)             (4,228)
                                               ----------            --------
  Total expenses                                 (144,304)             (4,228)
                                               ----------            --------
  Net investment income (loss)                    476,833               2,383
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  4,220,764              83,462
 Net realized gain on distributions               861,850                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,999,643              67,113
                                               ----------            --------
  Net gain (loss) on investments                8,082,257             150,575
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $8,559,090            $152,958
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD            HARTFORD            HARTFORD
                                             HEALTHCARE         GLOBAL GROWTH          GROWTH
                                              HLS FUND            HLS FUND            HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $11,140               $496                $237
                                             ----------            -------            --------
EXPENSES:
 Mortality and expense risk charges             (17,160)              (795)             (4,853)
                                             ----------            -------            --------
  Total expenses                                (17,160)              (795)             (4,853)
                                             ----------            -------            --------
  Net investment income (loss)                   (6,020)              (299)             (4,616)
                                             ----------            -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  296,260              5,361              52,819
 Net realized gain on distributions             160,485                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      562,513             24,880             113,246
                                             ----------            -------            --------
  Net gain (loss) on investments              1,019,258             30,241             166,065
                                             ----------            -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $1,013,238            $29,942            $161,449
                                             ==========            =======            ========

                                              HARTFORD                                   HARTFORD
                                               GROWTH               HARTFORD          INTERNATIONAL
                                           OPPORTUNITIES             INDEX            OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $41              $163,803             $20,867
                                             ----------            ----------            --------
EXPENSES:
 Mortality and expense risk charges             (30,886)              (59,465)             (8,377)
                                             ----------            ----------            --------
  Total expenses                                (30,886)              (59,465)             (8,377)
                                             ----------            ----------            --------
  Net investment income (loss)                  (30,845)              104,338              12,490
                                             ----------            ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  343,945               645,939                (715)
 Net realized gain on distributions                  --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      790,230             1,999,641             188,816
                                             ----------            ----------            --------
  Net gain (loss) on investments              1,134,175             2,645,580             188,101
                                             ----------            ----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $1,103,330            $2,749,918            $200,591
                                             ==========            ==========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 HARTFORD              HARTFORD
                                                  MIDCAP            ULTRASHORT BOND
                                                 HLS FUND              HLS FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT (13)
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $24,722                 $ --
                                               ------------            ---------
EXPENSES:
 Mortality and expense risk charges                 (88,907)             (57,569)
                                               ------------            ---------
  Total expenses                                    (88,907)             (57,569)
                                               ------------            ---------
  Net investment income (loss)                      (64,185)             (57,569)
                                               ------------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    3,877,566                  (89)
 Net realized gain on distributions                 794,982                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,833,278               (3,529)
                                               ------------            ---------
  Net gain (loss) on investments                  6,505,826               (3,618)
                                               ------------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $6,441,641             $(61,187)
                                               ============            =========

(13) Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD               HARTFORD               HARTFORD
                                            SMALL COMPANY         SMALLCAP GROWTH             STOCK
                                               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $5,310                  $925                $117,268
                                             ------------            ----------            ------------
EXPENSES:
 Mortality and expense risk charges               (35,845)               (3,561)                (38,883)
                                             ------------            ----------            ------------
  Total expenses                                  (35,845)               (3,561)                (38,883)
                                             ------------            ----------            ------------
  Net investment income (loss)                    (30,535)               (2,636)                 78,385
                                             ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,195,074                32,712                 108,390
 Net realized gain on distributions               522,641                49,320                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        712,666                64,446               1,455,344
                                             ------------            ----------            ------------
  Net gain (loss) on investments                2,430,381               146,478               1,563,734
                                             ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $2,399,846              $143,842              $1,642,119
                                             ============            ==========            ============

                                             HARTFORD
                                          U.S. GOVERNMENT          HARTFORD           THE HARTFORD
                                            SECURITIES              VALUE              CHECKS AND
                                             HLS FUND              HLS FUND           BALANCES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $31,556               $24,198               $5,228
                                             ---------            ----------            ---------
EXPENSES:
 Mortality and expense risk charges            (11,429)              (10,097)              (3,579)
                                             ---------            ----------            ---------
  Total expenses                               (11,429)              (10,097)              (3,579)
                                             ---------            ----------            ---------
  Net investment income (loss)                  20,127                14,101                1,649
                                             ---------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (8,026)               75,504               51,322
 Net realized gain on distributions                 --                    --               37,348
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (55,843)              302,758                3,654
                                             ---------            ----------            ---------
  Net gain (loss) on investments               (63,869)              378,262               92,324
                                             ---------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(43,742)             $392,363              $93,973
                                             =========            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  THE HARTFORD
                                                                     TARGET
                                               HARTFORD            RETIREMENT
                                              HIGH YIELD           2010 FUND
                                           SUB-ACCOUNT (14)       SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $402               $10,525
                                                 -----              --------
EXPENSES:
 Mortality and expense risk charges                (51)              (11,090)
                                                 -----              --------
  Total expenses                                   (51)              (11,090)
                                                 -----              --------
  Net investment income (loss)                     351                  (565)
                                                 -----              --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      --                36,137
 Net realized gain on distributions                 --                57,565
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         143               (23,455)
                                                 -----              --------
  Net gain (loss) on investments                   143                70,247
                                                 -----              --------
  Net increase (decrease) in net assets
   resulting from operations                      $494               $69,682
                                                 =====              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           THE HARTFORD        THE HARTFORD
                                              TARGET              TARGET           THE HARTFORD
                                            RETIREMENT          RETIREMENT         DIVIDEND AND
                                            2020 FUND           2030 FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $51,932             $58,214             $26,474
                                             --------            --------            --------
EXPENSES:
 Mortality and expense risk charges           (47,037)            (43,840)            (13,232)
                                             --------            --------            --------
  Total expenses                              (47,037)            (43,840)            (13,232)
                                             --------            --------            --------
  Net investment income (loss)                  4,895              14,374              13,242
                                             --------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                164,956             193,621             152,011
 Net realized gain on distributions           235,191             191,407             118,803
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    118,889             319,028             202,489
                                             --------            --------            --------
  Net gain (loss) on investments              519,036             704,056             473,303
                                             --------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $523,931            $718,430            $486,545
                                             ========            ========            ========


                                            THE HARTFORD                              THE HARTFORD
                                            INTERNATIONAL         THE HARTFORD           SMALL
                                         OPPORTUNITIES FUND       MIDCAP FUND         COMPANY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,613                  $ --                $ --
                                               -------              --------            --------
EXPENSES:
 Mortality and expense risk charges             (1,761)               (4,132)             (3,489)
                                               -------              --------            --------
  Total expenses                                (1,761)               (4,132)             (3,489)
                                               -------              --------            --------
  Net investment income (loss)                     852                (4,132)             (3,489)
                                               -------              --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,717                11,629              28,460
 Net realized gain on distributions              6,816                32,530             115,980
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      26,049                90,331             203,505
                                               -------              --------            --------
  Net gain (loss) on investments                34,582               134,490             347,945
                                               -------              --------            --------
  Net increase (decrease) in net
   assets resulting from operations            $35,434              $130,358            $344,456
                                               =======              ========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            THE HARTFORD       THE HARTFORD
                                            TOTAL RETURN        HEALTHCARE
                                              BOND FUND            FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $7,187               $ --
                                               -------            -------
EXPENSES:
 Mortality and expense risk charges             (2,814)              (721)
                                               -------            -------
  Total expenses                                (2,814)              (721)
                                               -------            -------
  Net investment income (loss)                   4,373               (721)
                                               -------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (39)            17,431
 Net realized gain on distributions                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (12,546)            16,832
                                               -------            -------
  Net gain (loss) on investments               (12,585)            34,263
                                               -------            -------
  Net increase (decrease) in net assets
   resulting from operations                   $(8,212)           $33,542
                                               =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            THE HARTFORD          THE HARTFORD       THE HARTFORD
                                               GROWTH               BALANCED         CONSERVATIVE
                                         OPPORTUNITIES FUND     ALLOCATION FUND     ALLOCATION FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $34,150             $6,946
                                               -------              --------            -------
EXPENSES:
 Mortality and expense risk charges             (1,196)              (26,518)           (13,711)
                                               -------              --------            -------
  Total expenses                                (1,196)              (26,518)           (13,711)
                                               -------              --------            -------
  Net investment income (loss)                  (1,196)                7,632             (6,765)
                                               -------              --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  30,099               121,546             45,880
 Net realized gain on distributions              3,371                 6,055             42,706
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         896               150,153            (86,052)
                                               -------              --------            -------
  Net gain (loss) on investments                34,366               277,754              2,534
                                               -------              --------            -------
  Net increase (decrease) in net
   assets resulting from operations            $33,170              $285,386            $(4,231)
                                               =======              ========            =======

                                            THE HARTFORD         THE HARTFORD
                                              CAPITAL               GROWTH           THE HARTFORD
                                         APPRECIATION FUND     ALLOCATION FUND       MONEY MARKET
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (15)
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $25,621             $24,564                $ --
                                             ----------            --------             -------
EXPENSES:
 Mortality and expense risk charges             (76,071)            (27,884)             (8,615)
                                             ----------            --------             -------
  Total expenses                                (76,071)            (27,884)             (8,615)
                                             ----------            --------             -------
  Net investment income (loss)                  (50,450)             (3,320)             (8,615)
                                             ----------            --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  740,327             179,061                  --
 Net realized gain on distributions             340,224                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,842,198             377,937                  --
                                             ----------            --------             -------
  Net gain (loss) on investments              2,922,749             556,998                  --
                                             ----------            --------             -------
  Net increase (decrease) in net
   assets resulting from operations          $2,872,299            $553,678             $(8,615)
                                             ==========            ========             =======

(15) Effective April 26, 2013 The Hartford Money Market was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              THE HARTFORD
                                                INFLATION          THE HARTFORD
                                                PLUS FUND           VALUE FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $337                $73
                                               -----------            -------
EXPENSES:
 Mortality and expense risk charges                 (3,186)               (56)
                                               -----------            -------
  Total expenses                                    (3,186)               (56)
                                               -----------            -------
  Net investment income (loss)                      (2,849)                17
                                               -----------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (95,750)               109
 Net realized gain on distributions                 13,442              1,005
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (46,257)                42
                                               -----------            -------
  Net gain (loss) on investments                  (128,565)             1,156
                                               -----------            -------
  Net increase (decrease) in net assets
   resulting from operations                     $(131,414)            $1,173
                                               ===========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 THE HARTFORD          THE HARTFORD
                                           THE HARTFORD             TARGET                TARGET
                                              EQUITY              RETIREMENT            RETIREMENT
                                            INCOME FUND           2015 FUND             2025 FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $5,422               $16,519               $50,659
                                             ---------            ----------            ----------
EXPENSES:
 Mortality and expense risk charges             (2,729)              (14,143)              (37,555)
                                             ---------            ----------            ----------
  Total expenses                                (2,729)              (14,143)              (37,555)
                                             ---------            ----------            ----------
  Net investment income (loss)                   2,693                 2,376                13,104
                                             ---------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  40,929                37,464                88,885
 Net realized gain on distributions             11,124                82,484               151,268
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      13,656                20,548               297,932
                                             ---------            ----------            ----------
  Net gain (loss) on investments                65,709               140,496               538,085
                                             ---------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $68,402              $142,872              $551,189
                                             =========            ==========            ==========

                                            THE HARTFORD          THE HARTFORD          THE HARTFORD
                                               TARGET                TARGET                TARGET
                                             RETIREMENT            RETIREMENT            RETIREMENT
                                             2035 FUND             2040 FUND             2045 FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $28,062               $27,510               $22,099
                                             ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk charges             (16,887)              (15,708)              (12,801)
                                             ----------            ----------            ----------
  Total expenses                                (16,887)              (15,708)              (12,801)
                                             ----------            ----------            ----------
  Net investment income (loss)                   11,175                11,802                 9,298
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   59,623                49,067                25,775
 Net realized gain on distributions              67,333                76,196                49,424
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      206,322               220,218               192,241
                                             ----------            ----------            ----------
  Net gain (loss) on investments                333,278               345,481               267,440
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $344,453              $357,283              $276,738
                                             ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             THE HARTFORD
                                                TARGET          THE HARTFORD
                                              RETIREMENT          BALANCED
                                              2050 FUND         INCOME FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $11,170            $1,106
                                               --------            ------
EXPENSES:
 Mortality and expense risk charges              (8,146)             (363)
                                               --------            ------
  Total expenses                                 (8,146)             (363)
                                               --------            ------
  Net investment income (loss)                    3,024               743
                                               --------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   38,359             2,070
 Net realized gain on distributions              29,745             1,024
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       80,937             2,933
                                               --------            ------
  Net gain (loss) on investments                149,041             6,027
                                               --------            ------
  Net increase (decrease) in net assets
   resulting from operations                   $152,065            $6,770
                                               ========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           THE HARTFORD
                                          INTERNATIONAL       THE HARTFORD       THE HARTFORD
                                          SMALL COMPANY          MIDCAP             GLOBAL
                                               FUND            VALUE FUND       ALL-ASSET FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (16)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $50               $ --                $33
                                              ------             ------              -----
EXPENSES:
 Mortality and expense risk charges             (121)               (83)               (14)
                                              ------             ------              -----
  Total expenses                                (121)               (83)               (14)
                                              ------             ------              -----
  Net investment income (loss)                   (71)               (83)                19
                                              ------             ------              -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   246                  1                 --
 Net realized gain on distributions               --              2,716                  9
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,822               (426)               140
                                              ------             ------              -----
  Net gain (loss) on investments               3,068              2,291                149
                                              ------             ------              -----
  Net increase (decrease) in net
   assets resulting from operations           $2,997             $2,208               $168
                                              ======             ======              =====


                                         HOTCHKIS AND WILEY     INVESCO V.I.
                                             LARGE CAP           TECHNOLOGY            INVESCO
                                             VALUE FUND             FUND           TECHNOLOGY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $8,292                $ --                $ --
                                              --------             -------             -------
EXPENSES:
 Mortality and expense risk charges             (4,355)               (770)             (2,295)
                                              --------             -------             -------
  Total expenses                                (4,355)               (770)             (2,295)
                                              --------             -------             -------
  Net investment income (loss)                   3,937                (770)             (2,295)
                                              --------             -------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,907)             11,157              45,854
 Net realized gain on distributions                 --               8,777              23,569
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     211,627               6,467                 694
                                              --------             -------             -------
  Net gain (loss) on investments               207,720              26,401              70,117
                                              --------             -------             -------
  Net increase (decrease) in net
   assets resulting from operations           $211,657             $25,631             $67,822
                                              ========             =======             =======

(16) Funded as of February 8, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              IVY GLOBAL
                                               NATURAL          IVY LARGE CAP
                                            RESOURCES FUND       GROWTH FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                $386
                                               --------            --------
EXPENSES:
 Mortality and expense risk charges             (15,388)             (5,833)
                                               --------            --------
  Total expenses                                (15,388)             (5,833)
                                               --------            --------
  Net investment income (loss)                  (15,388)             (5,447)
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (36,703)            233,600
 Net realized gain on distributions                  --              71,624
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      194,168              21,353
                                               --------            --------
  Net gain (loss) on investments                157,465             326,577
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $142,077            $321,130
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         IVY SCIENCE &       IVY ASSET        JANUS ASPEN
                                        TECHNOLOGY FUND    STRATEGY FUND    FORTY PORTFOLIO
                                          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --            $8,296           $13,072
                                            --------          --------          --------
EXPENSES:
 Mortality and expense risk charges           (6,605)          (11,138)          (12,899)
                                            --------          --------          --------
  Total expenses                              (6,605)          (11,138)          (12,899)
                                            --------          --------          --------
  Net investment income (loss)                (6,605)           (2,842)              173
                                            --------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                63,297            69,396               639
 Net realized gain on distributions           30,096                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   274,705           258,562           496,976
                                            --------          --------          --------
  Net gain (loss) on investments             368,098           327,958           497,615
                                            --------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $361,493          $325,116          $497,788
                                            ========          ========          ========

                                           JANUS ASPEN        JANUS ASPEN      JANUS ASPEN
                                         GLOBAL RESEARCH      ENTERPRISE        BALANCED
                                            PORTFOLIO          PORTFOLIO        PORTFOLIO
                                         SUB-ACCOUNT (17)     SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,371               $244          $10,701
                                             -------            -------          -------
EXPENSES:
 Mortality and expense risk charges           (1,994)              (304)          (3,328)
                                             -------            -------          -------
  Total expenses                              (1,994)              (304)          (3,328)
                                             -------            -------          -------
  Net investment income (loss)                 1,377                (60)           7,373
                                             -------            -------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,916              7,221              758
 Net realized gain on distributions               --                 --           22,790
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    64,380              4,138           53,576
                                             -------            -------          -------
  Net gain (loss) on investments              66,296             11,359           77,124
                                             -------            -------          -------
  Net increase (decrease) in net
   assets resulting from operations          $67,673            $11,299          $84,497
                                             =======            =======          =======

(17) Formerly Janus Aspen Worldwide Portfolio. Change effective May 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             JANUS ASPEN           JANUS
                                              OVERSEAS           FLEXIBLE
                                              PORTFOLIO          BOND FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $11,205               $448
                                               -------            -------
EXPENSES:
 Mortality and expense risk charges             (2,434)               (85)
                                               -------            -------
  Total expenses                                (2,434)               (85)
                                               -------            -------
  Net investment income (loss)                   8,771                363
                                               -------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (8,590)               876
 Net realized gain on distributions                 --                125
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      45,859             (1,247)
                                               -------            -------
  Net gain (loss) on investments                37,269               (246)
                                               -------            -------
  Net increase (decrease) in net assets
   resulting from operations                   $46,040               $117
                                               =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              JANUS              JANUS             JANUS
                                            FORTY FUND       BALANCED FUND    ENTERPRISE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $47,705           $26,240              $ --
                                            ----------          --------          --------
EXPENSES:
 Mortality and expense risk charges            (41,340)           (6,526)           (5,830)
                                            ----------          --------          --------
  Total expenses                               (41,340)           (6,526)           (5,830)
                                            ----------          --------          --------
  Net investment income (loss)                   6,365            19,714            (5,830)
                                            ----------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 808,213            35,422           113,618
 Net realized gain on distributions          1,191,896            53,898            35,277
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (216,237)          208,088            49,223
                                            ----------          --------          --------
  Net gain (loss) on investments             1,783,872           297,408           198,118
                                            ----------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $1,790,237          $317,122          $192,288
                                            ==========          ========          ========

                                                                 JANUS             PERKINS
                                              JANUS              GLOBAL            MID CAP
                                          OVERSEAS FUND      RESEARCH FUND        VALUE FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (18)     SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $126,495              $469              $8,506
                                            ---------           -------            --------
EXPENSES:
 Mortality and expense risk charges           (29,560)           (2,172)             (4,330)
                                            ---------           -------            --------
  Total expenses                              (29,560)           (2,172)             (4,330)
                                            ---------           -------            --------
  Net investment income (loss)                 96,935            (1,703)              4,176
                                            ---------           -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (151,244)           89,930              89,228
 Net realized gain on distributions                --                --             106,717
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    415,514             1,305              39,887
                                            ---------           -------            --------
  Net gain (loss) on investments              264,270            91,235             235,832
                                            ---------           -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $361,205           $89,532            $240,008
                                            =========           =======            ========

(18) Formerly Janus Worldwide Growth Fund. Change effective March 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               PRUDENTIAL            PRUDENTIAL
                                                JENNISON              JENNISON
                                                 NATURAL              MID-CAP
                                          RESOURCES FUND, INC.   GROWTH FUND, INC.
                                            SUB-ACCOUNT (19)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                   $ --
                                                  -----               --------
EXPENSES:
 Mortality and expense risk charges                 (34)                (9,278)
                                                  -----               --------
  Total expenses                                    (34)                (9,278)
                                                  -----               --------
  Net investment income (loss)                      (34)                (9,278)
                                                  -----               --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        2                114,653
 Net realized gain on distributions                  --                 56,832
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (210)               324,893
                                                  -----               --------
  Net gain (loss) on investments                   (208)               496,378
                                                  -----               --------
  Net increase (decrease) in net assets
   resulting from operations                      $(242)              $487,100
                                                  =====               ========

(19) Funded as of February 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            PRUDENTIAL           JPMORGAN           JPMORGAN
                                          JENNISON 20/20           CORE             SMALL CAP
                                            FOCUS FUND          BOND FUND          EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --             $32,602               $120
                                             --------            --------            -------
EXPENSES:
 Mortality and expense risk charges            (2,713)             (5,089)            (1,121)
                                             --------            --------            -------
  Total expenses                               (2,713)             (5,089)            (1,121)
                                             --------            --------            -------
  Net investment income (loss)                 (2,713)             27,513             (1,001)
                                             --------            --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  9,971               1,072             41,648
 Net realized gain on distributions           113,681               6,978              4,051
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     36,180             (65,628)             7,940
                                             --------            --------            -------
  Net gain (loss) on investments              159,832             (57,578)            53,639
                                             --------            --------            -------
  Net increase (decrease) in net
   assets resulting from operations          $157,119            $(30,065)           $52,638
                                             ========            ========            =======

                                             JPMORGAN            JPMORGAN            JPMORGAN
                                            SMALL CAP           SMALL CAP            U.S. REAL
                                           GROWTH FUND          VALUE FUND          ESTATE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (20)
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --              $5,782              $3,688
                                             --------            --------             -------
EXPENSES:
 Mortality and expense risk charges            (5,458)               (904)             (1,964)
                                             --------            --------             -------
  Total expenses                               (5,458)               (904)             (1,964)
                                             --------            --------             -------
  Net investment income (loss)                 (5,458)              4,878               1,724
                                             --------            --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                116,053              26,623              (5,052)
 Net realized gain on distributions            68,681              16,449                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     91,503             126,949              (1,470)
                                             --------            --------             -------
  Net gain (loss) on investments              276,237             170,021              (6,522)
                                             --------            --------             -------
  Net increase (decrease) in net
   assets resulting from operations          $270,779            $174,899             $(4,798)
                                             ========            ========             =======

(20) Effective April 26, 2013 JPMorgan U.S. Real Estate Fund was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     JPMORGAN
                                               JPMORGAN           SMARTRETIREMENT
                                           U.S. EQUITY FUND          2010 FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $2,850               $13,106
                                               ---------             ---------
EXPENSES:
 Mortality and expense risk charges               (1,633)               (3,114)
                                               ---------             ---------
  Total expenses                                  (1,633)               (3,114)
                                               ---------             ---------
  Net investment income (loss)                     1,217                 9,992
                                               ---------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    12,216                 1,932
 Net realized gain on distributions               37,686                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        45,828                17,080
                                               ---------             ---------
  Net gain (loss) on investments                  95,730                19,012
                                               ---------             ---------
  Net increase (decrease) in net assets
   resulting from operations                     $96,947               $29,004
                                               =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              JPMORGAN               JPMORGAN              JPMORGAN
                                           SMARTRETIREMENT       SMARTRETIREMENT       SMARTRETIREMENT
                                              2015 FUND             2020 FUND             2025 FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $30,921                $30,317               $47,359
                                              ---------             ----------            ----------
EXPENSES:
 Mortality and expense risk charges              (4,133)                (3,586)              (13,208)
                                              ---------             ----------            ----------
  Total expenses                                 (4,133)                (3,586)              (13,208)
                                              ---------             ----------            ----------
  Net investment income (loss)                   26,788                 26,731                34,151
                                              ---------             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   15,314                 15,914                19,401
 Net realized gain on distributions                  --                  4,636                27,288
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       48,039                 72,612               134,398
                                              ---------             ----------            ----------
  Net gain (loss) on investments                 63,353                 93,162               181,087
                                              ---------             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations             $90,141               $119,893              $215,238
                                              =========             ==========            ==========

                                              JPMORGAN              JPMORGAN              JPMORGAN
                                          SMARTRETIREMENT       SMARTRETIREMENT       SMARTRETIREMENT
                                             2030 FUND             2035 FUND             2040 FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $53,330               $23,159               $31,863
                                             ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk charges              (3,768)               (4,260)               (2,085)
                                             ----------            ----------            ----------
  Total expenses                                 (3,768)               (4,260)               (2,085)
                                             ----------            ----------            ----------
  Net investment income (loss)                   49,562                18,899                29,778
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   12,143                 4,343                36,052
 Net realized gain on distributions              24,000                17,584                14,691
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      189,166                94,152               113,359
                                             ----------            ----------            ----------
  Net gain (loss) on investments                225,309               116,079               164,102
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $274,871              $134,978              $193,880
                                             ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               JPMORGAN             JPMORGAN
                                            SMARTRETIREMENT     SMARTRETIREMENT
                                               2045 FUND           2050 FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $13,685              $33,879
                                                -------             --------
EXPENSES:
 Mortality and expense risk charges              (2,190)                (835)
                                                -------             --------
  Total expenses                                 (2,190)                (835)
                                                -------             --------
  Net investment income (loss)                   11,495               33,044
                                                -------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,762               21,068
 Net realized gain on distributions               9,675               24,612
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       56,684              138,159
                                                -------             --------
  Net gain (loss) on investments                 69,121              183,839
                                                -------             --------
  Net increase (decrease) in net assets
   resulting from operations                    $80,616             $216,883
                                                =======             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             JPMORGAN             JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT       PRIME MONEY
                                            INCOME FUND          2055 FUND          MARKET FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $4,688                $762                 $161
                                              -------              ------             --------
EXPENSES:
 Mortality and expense risk charges            (1,691)                (50)             (14,352)
                                              -------              ------             --------
  Total expenses                               (1,691)                (50)             (14,352)
                                              -------              ------             --------
  Net investment income (loss)                  2,997                 712              (14,191)
                                              -------              ------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,233                  34                   --
 Net realized gain on distributions                --                  18                   22
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,433               1,263                   --
                                              -------              ------             --------
  Net gain (loss) on investments                5,666               1,315                   22
                                              -------              ------             --------
  Net increase (decrease) in net
   assets resulting from operations            $8,663              $2,027             $(14,169)
                                              =======              ======             ========

                                              KEELEY
                                             SMALL CAP         LOOMIS SAYLES        LKCM AQUINAS
                                            VALUE FUND           BOND FUND          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,980             $29,108                $ --
                                             ---------            --------            --------
EXPENSES:
 Mortality and expense risk charges             (7,230)             (5,265)             (1,519)
                                             ---------            --------            --------
  Total expenses                                (7,230)             (5,265)             (1,519)
                                             ---------            --------            --------
  Net investment income (loss)                    (250)             23,843              (1,519)
                                             ---------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  98,057               9,896               2,441
 Net realized gain on distributions                 --               3,065              17,061
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     451,344              (7,242)             14,397
                                             ---------            --------            --------
  Net gain (loss) on investments               549,401               5,719              33,899
                                             ---------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations           $549,151             $29,562             $32,380
                                             =========            ========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                            LKCM AQUINAS        LORD ABBETT
                                             VALUE FUND       AFFILIATED FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $462             $15,503
                                               -------            --------
EXPENSES:
 Mortality and expense risk charges             (1,680)             (7,527)
                                               -------            --------
  Total expenses                                (1,680)             (7,527)
                                               -------            --------
  Net investment income (loss)                  (1,218)              7,976
                                               -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,571              63,434
 Net realized gain on distributions             10,057                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      28,490             133,050
                                               -------            --------
  Net gain (loss) on investments                40,118             196,484
                                               -------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $38,900            $204,460
                                               =======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            LORD ABBETT          LORD ABBETT           LORD ABBETT
                                            FUNDAMENTAL              BOND                GROWTH
                                            EQUITY FUND         DEBENTURE FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $10,892            $114,340                 $ --
                                             ----------            --------              -------
EXPENSES:
 Mortality and expense risk charges             (25,544)            (20,114)              (2,447)
                                             ----------            --------              -------
  Total expenses                                (25,544)            (20,114)              (2,447)
                                             ----------            --------              -------
  Net investment income (loss)                  (14,652)             94,226               (2,447)
                                             ----------            --------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  266,786              49,323                9,480
 Net realized gain on distributions             627,169              46,674               51,100
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      334,259             (50,007)              30,910
                                             ----------            --------              -------
  Net gain (loss) on investments              1,228,214              45,990               91,490
                                             ----------            --------              -------
  Net increase (decrease) in net
   assets resulting from operations          $1,213,562            $140,216              $89,043
                                             ==========            ========              =======

                                            LORD ABBETT
                                            CALIBRATED          LORD ABBETT         LORD ABBETT
                                             DIVIDEND              TOTAL             DEVELOPING
                                            GROWTH FUND         RETURN FUND      GROWTH FUND, INC.
                                         SUB-ACCOUNT (21)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,114              $16,717                $ --
                                              -------             --------            --------
EXPENSES:
 Mortality and expense risk charges            (4,470)              (6,412)             (7,736)
                                              -------             --------            --------
  Total expenses                               (4,470)              (6,412)             (7,736)
                                              -------             --------            --------
  Net investment income (loss)                    644               10,305              (7,736)
                                              -------             --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 46,183               (4,997)             89,245
 Net realized gain on distributions            33,633                   --             382,902
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      5,116              (19,568)            300,899
                                              -------             --------            --------
  Net gain (loss) on investments               84,932              (24,565)            773,046
                                              -------             --------            --------
  Net increase (decrease) in net
   assets resulting from operations           $85,576             $(14,260)           $765,310
                                              =======             ========            ========

(21) Effective November 22, 2013 Lord Abbett Classic Stock Fund merged with Lord Abbett Calibrated Dividend Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               LORD ABBETT             LORD ABBETT
                                              INTERNATIONAL               VALUE
                                            CORE EQUITY FUND       OPPORTUNITIES FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT (22)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $6,155                     $ --
                                                ---------              -----------
EXPENSES:
 Mortality and expense risk charges                (1,781)                 (24,867)
                                                ---------              -----------
  Total expenses                                   (1,781)                 (24,867)
                                                ---------              -----------
  Net investment income (loss)                      4,374                  (24,867)
                                                ---------              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     47,256                  233,276
 Net realized gain on distributions                    --                  745,425
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          5,943                 (223,078)
                                                ---------              -----------
  Net gain (loss) on investments                   53,199                  755,623
                                                ---------              -----------
  Net increase (decrease) in net assets
   resulting from operations                      $57,573                 $730,756
                                                =========              ===========

(22) Effective July 19, 2013 Lord Abbett Small Cap Blend Fund merged with Lord Abbett Value Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            LEGG MASON                                     MFS
                                              CAPITAL                BMO                EMERGING
                                            MANAGEMENT             MID-CAP               MARKETS
                                         VALUE TRUST, INC.        VALUE FUND           EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,972                $1,646              $15,659
                                             ---------            ----------            ---------
EXPENSES:
 Mortality and expense risk charges             (1,752)               (1,819)              (3,149)
                                             ---------            ----------            ---------
  Total expenses                                (1,752)               (1,819)              (3,149)
                                             ---------            ----------            ---------
  Net investment income (loss)                     220                  (173)              12,510
                                             ---------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (2,296)               10,420                  510
 Net realized gain on distributions                 --                62,879                1,320
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      72,495                54,572              (41,028)
                                             ---------            ----------            ---------
  Net gain (loss) on investments                70,199               127,871              (39,198)
                                             ---------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $70,419              $127,698             $(26,688)
                                             =========            ==========            =========


                                           MASSACHUSETTS                             MFS INTERNATIONAL
                                          INVESTORS GROWTH         MFS HIGH                 NEW
                                             STOCK FUND           INCOME FUND         DISCOVERY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $16,935              $80,188                $3,984
                                             ----------            ---------             ---------
EXPENSES:
 Mortality and expense risk charges             (16,864)              (9,797)               (2,095)
                                             ----------            ---------             ---------
  Total expenses                                (16,864)              (9,797)               (2,095)
                                             ----------            ---------             ---------
  Net investment income (loss)                       71               70,391                 1,889
                                             ----------            ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  739,591               (6,551)                8,176
 Net realized gain on distributions              35,717                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      117,800                7,538                49,275
                                             ----------            ---------             ---------
  Net gain (loss) on investments                893,108                  987                57,451
                                             ----------            ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $893,179              $71,378               $59,340
                                             ==========            =========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS MID CAP           MFS NEW
                                             GROWTH FUND        DISCOVERY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                $ --
                                               --------            --------
EXPENSES:
 Mortality and expense risk charges              (4,660)               (382)
                                               --------            --------
  Total expenses                                 (4,660)               (382)
                                               --------            --------
  Net investment income (loss)                   (4,660)               (382)
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   47,438              17,503
 Net realized gain on distributions                  --              56,477
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      119,257              83,372
                                               --------            --------
  Net gain (loss) on investments                166,695             157,352
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $162,035            $156,970
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            MFS RESEARCH          MFS TOTAL               MFS
                                         INTERNATIONAL FUND      RETURN FUND         UTILITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $27,642              $36,649              $152,574
                                              --------             --------            ----------
EXPENSES:
 Mortality and expense risk charges            (17,440)              (9,967)              (38,927)
                                              --------             --------            ----------
  Total expenses                               (17,440)              (9,967)              (38,927)
                                              --------             --------            ----------
  Net investment income (loss)                  10,202               26,682               113,647
                                              --------             --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 105,264               45,191               835,898
 Net realized gain on distributions                 --               15,871               211,889
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     195,044              204,951              (139,769)
                                              --------             --------            ----------
  Net gain (loss) on investments               300,308              266,013               908,018
                                              --------             --------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $310,510             $292,695            $1,021,665
                                              ========             ========            ==========

                                                                                   MFS MASSACHUSETTS
                                                MFS              MFS RESEARCH          INVESTORS
                                             VALUE FUND           BOND FUND              TRUST
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $126,542              $3,740               $9,585
                                             ----------            --------             --------
EXPENSES:
 Mortality and expense risk charges             (31,277)             (1,136)              (4,497)
                                             ----------            --------             --------
  Total expenses                                (31,277)             (1,136)              (4,497)
                                             ----------            --------             --------
  Net investment income (loss)                   95,265               2,604                5,088
                                             ----------            --------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  501,055                 937               39,302
 Net realized gain on distributions             150,751                  72               17,071
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,570,595              (5,726)             224,104
                                             ----------            --------             --------
  Net gain (loss) on investments              2,222,401              (4,717)             280,477
                                             ----------            --------             --------
  Net increase (decrease) in net
   assets resulting from operations          $2,317,666             $(2,113)            $285,565
                                             ==========            ========             ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           MFS INTERNATIONAL         MFS CORE
                                              GROWTH FUND          EQUITY FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $369                $6,839
                                                 ------              --------
EXPENSES:
 Mortality and expense risk charges                (670)               (5,300)
                                                 ------              --------
  Total expenses                                   (670)               (5,300)
                                                 ------              --------
  Net investment income (loss)                     (301)                1,539
                                                 ------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      855                18,610
 Net realized gain on distributions                 415                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,216               254,242
                                                 ------              --------
  Net gain (loss) on investments                  6,486               272,852
                                                 ------              --------
  Net increase (decrease) in net assets
   resulting from operations                     $6,185              $274,391
                                                 ======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         MFS GOVERNMENT     MFS INTERNATIONAL         MFS
                                         SECURITIES FUND       VALUE FUND       TECHNOLOGY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $105,604            $64,493               $ --
                                            ---------           --------            -------
EXPENSES:
 Mortality and expense risk charges           (24,197)            (4,696)              (813)
                                            ---------           --------            -------
  Total expenses                              (24,197)            (4,696)              (813)
                                            ---------           --------            -------
  Net investment income (loss)                 81,407             59,797               (813)
                                            ---------           --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (29,081)            72,359              4,518
 Net realized gain on distributions            15,339             10,271                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (235,560)           532,320             27,854
                                            ---------           --------            -------
  Net gain (loss) on investments             (249,302)           614,950             32,372
                                            ---------           --------            -------
  Net increase (decrease) in net
   assets resulting from operations         $(167,895)          $674,747            $31,559
                                            =========           ========            =======

                                                         MFS INVESTORS
                                           MFS CORE         GROWTH        MFS UTILITIES
                                        EQUITY SERIES    STOCK SERIES        SERIES
                                         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $134             $240           $5,058
                                            ------          -------          -------
EXPENSES:
 Mortality and expense risk charges            (92)            (229)          (1,506)
                                            ------          -------          -------
  Total expenses                               (92)            (229)          (1,506)
                                            ------          -------          -------
  Net investment income (loss)                  42               11            3,552
                                            ------          -------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  22               33            3,930
 Net realized gain on distributions             --            1,199            4,038
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   3,731            6,839           27,037
                                            ------          -------          -------
  Net gain (loss) on investments             3,753            8,071           35,005
                                            ------          -------          -------
  Net increase (decrease) in net
   assets resulting from operations         $3,795           $8,082          $38,557
                                            ======          =======          =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                              MFS GROWTH            MFS HIGH
                                                 FUND            YIELD PORTFOLIO
                                             SUB-ACCOUNT      SUB-ACCOUNT (23)(24)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --              $20,143
                                               --------              -------
EXPENSES:
 Mortality and expense risk charges              (2,248)                (846)
                                               --------              -------
  Total expenses                                 (2,248)                (846)
                                               --------              -------
  Net investment income (loss)                   (2,248)              19,297
                                               --------              -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   11,745               (5,989)
 Net realized gain on distributions              32,749                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      204,767               (6,584)
                                               --------              -------
  Net gain (loss) on investments                249,261              (12,573)
                                               --------              -------
  Net increase (decrease) in net assets
   resulting from operations                   $247,013               $6,724
                                               ========              =======

(23) Funded as of August 16, 2013.

(24) Effective August 19, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            BLACKROCK          BLACKROCK          BLACKROCK
                                              GLOBAL           LARGE CAP            VALUE
                                         ALLOCATION FUND       CORE FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $150,116              $ --              $ --
                                            ----------          --------           -------
EXPENSES:
 Mortality and expense risk charges            (71,066)           (1,856)             (492)
                                            ----------          --------           -------
  Total expenses                               (71,066)           (1,856)             (492)
                                            ----------          --------           -------
  Net investment income (loss)                  79,050            (1,856)             (492)
                                            ----------          --------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 263,641             7,574               446
 Net realized gain on distributions            560,936                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     669,818           124,799            13,386
                                            ----------          --------           -------
  Net gain (loss) on investments             1,494,395           132,373            13,832
                                            ----------          --------           -------
  Net increase (decrease) in net
   assets resulting from operations         $1,573,445          $130,517           $13,340
                                            ==========          ========           =======

                                                                                  BLACKROCK
                                           BLACKROCK           BLACKROCK        INTERNATIONAL
                                           SMALL CAP         MID CAP VALUE      OPPORTUNITIES
                                          GROWTH FUND     OPPORTUNITIES FUND      PORTFOLIO
                                          SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --             $6,538              $1,154
                                            --------           --------            --------
EXPENSES:
 Mortality and expense risk charges           (4,498)           (10,301)             (2,823)
                                            --------           --------            --------
  Total expenses                              (4,498)           (10,301)             (2,823)
                                            --------           --------            --------
  Net investment income (loss)                (4,498)            (3,763)             (1,669)
                                            --------           --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                26,914            214,123             106,844
 Net realized gain on distributions          145,047             80,151               2,452
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    55,326             63,885              91,641
                                            --------           --------            --------
  Net gain (loss) on investments             227,287            358,159             200,937
                                            --------           --------            --------
  Net increase (decrease) in net
   assets resulting from operations         $222,789           $354,396            $199,268
                                            ========           ========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              BLACKROCK
                                               MID CAP             MUNDER
                                            GROWTH EQUITY       MIDCAP CORE
                                              PORTFOLIO         GROWTH FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                $ --
                                               -------            --------
EXPENSES:
 Mortality and expense risk charges             (2,423)             (6,957)
                                               -------            --------
  Total expenses                                (2,423)             (6,957)
                                               -------            --------
  Net investment income (loss)                  (2,423)             (6,957)
                                               -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   2,551              87,927
 Net realized gain on distributions             44,601              64,306
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      41,007             716,016
                                               -------            --------
  Net gain (loss) on investments                88,159             868,249
                                               -------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $85,736            $861,292
                                               =======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          NEUBERGER BERMAN      NUVEEN TRADEWINDS          OAKMARK
                                              SOCIALLY            INTERNATIONAL         INTERNATIONAL
                                          RESPONSIVE FUND           VALUE FUND          SMALL CAP FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $12,305                  $484                $20,501
                                              --------                ------               --------
EXPENSES:
 Mortality and expense risk charges             (5,568)                 (216)                (2,092)
                                              --------                ------               --------
  Total expenses                                (5,568)                 (216)                (2,092)
                                              --------                ------               --------
  Net investment income (loss)                   6,737                   268                 18,409
                                              --------                ------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  27,567                   534                (10,171)
 Net realized gain on distributions            111,891                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     149,795                 3,173                134,524
                                              --------                ------               --------
  Net gain (loss) on investments               289,253                 3,707                124,353
                                              --------                ------               --------
  Net increase (decrease) in net
   assets resulting from operations           $295,990                $3,975               $142,762
                                              ========                ======               ========

                                            THE OAKMARK           OPPENHEIMER
                                             EQUITY AND             CAPITAL             OPPENHEIMER
                                            INCOME FUND        APPRECIATION FUND        GLOBAL FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $66,565                 $559                $43,773
                                             ----------             --------             ----------
EXPENSES:
 Mortality and expense risk charges                  --              (11,174)               (30,862)
                                             ----------             --------             ----------
  Total expenses                                     --              (11,174)               (30,862)
                                             ----------             --------             ----------
  Net investment income (loss)                   66,565              (10,615)                12,911
                                             ----------             --------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  134,822              200,193                287,796
 Net realized gain on distributions           1,020,807               61,782                163,572
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,493,196              162,517                803,233
                                             ----------             --------             ----------
  Net gain (loss) on investments              2,648,825              424,492              1,254,601
                                             ----------             --------             ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,715,390             $413,877             $1,267,512
                                             ==========             ========             ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER
                                             INTERNATIONAL           OPPENHEIMER
                                              GROWTH FUND         MAIN STREET FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $27,806                $1,391
                                               ----------             ---------
EXPENSES:
 Mortality and expense risk charges                (6,043)               (1,990)
                                               ----------             ---------
  Total expenses                                   (6,043)               (1,990)
                                               ----------             ---------
  Net investment income (loss)                     21,763                  (599)
                                               ----------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     62,612                18,437
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        375,203                32,875
                                               ----------             ---------
  Net gain (loss) on investments                  437,815                51,312
                                               ----------             ---------
  Net increase (decrease) in net assets
   resulting from operations                     $459,578               $50,713
                                               ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  OPPENHEIMER
                                            OPPENHEIMER           MAIN STREET            OPPENHEIMER
                                         GLOBAL STRATEGIC       SMALL- & MID-CAP          DEVELOPING
                                            INCOME FUND               FUND               MARKETS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $25,327                 $1,327                $10,399
                                             ---------             ----------             ----------
EXPENSES:
 Mortality and expense risk charges             (5,502)               (17,596)               (24,372)
                                             ---------             ----------             ----------
  Total expenses                                (5,502)               (17,596)               (24,372)
                                             ---------             ----------             ----------
  Net investment income (loss)                  19,825                (16,269)               (13,973)
                                             ---------             ----------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   6,948                138,666                 48,779
 Net realized gain on distributions                 --                     --                 26,354
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (34,033)               584,210                335,663
                                             ---------             ----------             ----------
  Net gain (loss) on investments               (27,085)               722,876                410,796
                                             ---------             ----------             ----------
  Net increase (decrease) in net
   assets resulting from operations            $(7,260)              $706,607               $396,823
                                             =========             ==========             ==========


                                                                  OPPENHEIMER          OPPENHEIMER
                                             OPPENHEIMER            CAPITAL           INTERNATIONAL
                                             EQUITY FUND          INCOME FUND           BOND FUND
                                          SUB-ACCOUNT (25)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $1,242                $16                $200,956
                                              ---------              -----             -----------
EXPENSES:
 Mortality and expense risk charges              (1,008)                (6)                (50,413)
                                              ---------              -----             -----------
  Total expenses                                 (1,008)                (6)                (50,413)
                                              ---------              -----             -----------
  Net investment income (loss)                      234                 10                 150,543
                                              ---------              -----             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      631                 67                   6,113
 Net realized gain on distributions                  --                 --                   2,051
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       38,237                (40)               (489,275)
                                              ---------              -----             -----------
  Net gain (loss) on investments                 38,868                 27                (481,111)
                                              ---------              -----             -----------
  Net increase (decrease) in net
   assets resulting from operations             $39,102                $37               $(330,568)
                                              =========              =====             ===========

(25) Formerly Oppenheimer Equity Fund, Inc. Change effective March 28, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             OPPENHEIMER         OPPENHEIMER
                                           SMALL- & MID-CAP      MAIN STREET
                                              VALUE FUND       OPPORTUNITY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,064              $3,297
                                               --------            --------
EXPENSES:
 Mortality and expense risk charges              (5,641)             (6,664)
                                               --------            --------
  Total expenses                                 (5,641)             (6,664)
                                               --------            --------
  Net investment income (loss)                      423              (3,367)
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   39,954              36,534
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      223,372             197,896
                                               --------            --------
  Net gain (loss) on investments                263,326             234,430
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $263,749            $231,063
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             OPPENHEIMER          OPPENHEIMER         OPPENHEIMER
                                           GOLD & SPECIAL            REAL               EQUITY
                                            MINERALS FUND         ESTATE FUND         INCOME FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --            $12,995              $3,812
                                             -----------            -------             -------
EXPENSES:
 Mortality and expense risk charges              (11,861)            (6,534)               (439)
                                             -----------            -------             -------
  Total expenses                                 (11,861)            (6,534)               (439)
                                             -----------            -------             -------
  Net investment income (loss)                   (11,861)             6,461               3,373
                                             -----------            -------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (277,696)            66,189                 (41)
 Net realized gain on distributions                   --                147               6,179
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (711,019)           (56,046)              6,883
                                             -----------            -------             -------
  Net gain (loss) on investments                (988,715)            10,290              13,021
                                             -----------            -------             -------
  Net increase (decrease) in net
   assets resulting from operations          $(1,000,576)           $16,751             $16,394
                                             ===========            =======             =======

                                            OPPENHEIMER           PUTNAM            PUTNAM VT
                                           INTERNATIONAL          GLOBAL              HIGH
                                         DIVERSIFIED FUND       EQUITY FUND        YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $443                $662            $60,648
                                              -------             -------            -------
EXPENSES:
 Mortality and expense risk charges              (260)               (246)            (4,938)
                                              -------             -------            -------
  Total expenses                                 (260)               (246)            (4,938)
                                              -------             -------            -------
  Net investment income (loss)                    183                 416             55,710
                                              -------             -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    743               5,131               (998)
 Net realized gain on distributions                --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,341               4,450            (10,661)
                                              -------             -------            -------
  Net gain (loss) on investments                7,084               9,581            (11,659)
                                              -------             -------            -------
  Net increase (decrease) in net
   assets resulting from operations            $7,267              $9,997            $44,051
                                              =======             =======            =======

(26) Funded as of May 17, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              PUTNAM VT          PUTNAM VT
                                            INTERNATIONAL        MULTI-CAP
                                             GROWTH FUND        GROWTH FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,184             $1,613
                                               -------            -------
EXPENSES:
 Mortality and expense risk charges               (863)            (1,955)
                                               -------            -------
  Total expenses                                  (863)            (1,955)
                                               -------            -------
  Net investment income (loss)                     321               (342)
                                               -------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (68)            24,546
 Net realized gain on distributions                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      24,318             62,750
                                               -------            -------
  Net gain (loss) on investments                24,250             87,296
                                               -------            -------
  Net increase (decrease) in net assets
   resulting from operations                   $24,571            $86,954
                                               =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM              PIONEER             PIONEER
                                            SMALL CAP           DISCIPLINED           EMERGING
                                            VALUE FUND          VALUE FUND          MARKETS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (27)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $3,685              $1,138               $5,524
                                             --------             -------             --------
EXPENSES:
 Mortality and expense risk charges            (3,028)             (1,133)              (9,674)
                                             --------             -------             --------
  Total expenses                               (3,028)             (1,133)              (9,674)
                                             --------             -------             --------
  Net investment income (loss)                    657                   5               (4,150)
                                             --------             -------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 26,764               1,923              (14,794)
 Net realized gain on distributions             6,271              19,238                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    105,985               3,166              (15,515)
                                             --------             -------             --------
  Net gain (loss) on investments              139,020              24,327              (30,309)
                                             --------             -------             --------
  Net increase (decrease) in net
   assets resulting from operations          $139,677             $24,332             $(34,459)
                                             ========             =======             ========

                                           PIONEER OAK            PIONEER          ALLIANZGI NFJ
                                         RIDGE SMALL CAP        FUNDAMENTAL        INTERNATIONAL
                                           GROWTH FUND          GROWTH FUND          VALUE FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (28)     SUB-ACCOUNT (29)
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                $41                 $749
                                             --------              -----               ------
EXPENSES:
 Mortality and expense risk charges            (4,249)                (5)                (259)
                                             --------              -----               ------
  Total expenses                               (4,249)                (5)                (259)
                                             --------              -----               ------
  Net investment income (loss)                 (4,249)                36                  490
                                             --------              -----               ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 44,295                 --                   30
 Net realized gain on distributions            26,582                  4                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     85,071                252                3,963
                                             --------              -----               ------
  Net gain (loss) on investments              155,948                256                3,993
                                             --------              -----               ------
  Net increase (decrease) in net
   assets resulting from operations          $151,699               $292               $4,483
                                             ========              =====               ======

(27) Formerly Pioneer Fundamental Value Fund. Change effective June 10, 2013.

(28) Funded as of October 29, 2013.

(29) Formerly Allianz NFJ International Value Fund. Change effective January 28, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             ALLIANZGI NFJ          ALLIANZGI NFJ
                                               SMALL-CAP               DIVIDEND
                                               VALUE FUND             VALUE FUND
                                            SUB-ACCOUNT (30)       SUB-ACCOUNT (31)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $18,651                $102,037
                                               ----------            ------------
EXPENSES:
 Mortality and expense risk charges               (11,776)                (37,130)
                                               ----------            ------------
  Total expenses                                  (11,776)                (37,130)
                                               ----------            ------------
  Net investment income (loss)                      6,875                  64,907
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    138,652                 247,575
 Net realized gain on distributions               178,578                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         80,978                 755,660
                                               ----------            ------------
  Net gain (loss) on investments                  398,208               1,003,235
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $405,083              $1,068,142
                                               ==========            ============

(30) Formerly Allianz NFJ Small Cap Value Fund. Change effective January 28,
     2013.

(31) Formerly Allianz NFJ Dividend Value Fund. Change effective January 28,
     2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           PIMCO
                                                                   PIMCO                 EMERGING
                                          MANAGERS CADENCE         TOTAL                  MARKETS
                                            MID-CAP FUND        RETURN FUND              BOND FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --             $709,931                $55,767
                                              ---------        -------------            -----------
EXPENSES:
 Mortality and expense risk charges                (592)            (192,213)               (10,552)
                                              ---------        -------------            -----------
  Total expenses                                   (592)            (192,213)               (10,552)
                                              ---------        -------------            -----------
  Net investment income (loss)                     (592)             517,718                 45,215
                                              ---------        -------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    3,258             (139,447)                52,906
 Net realized gain on distributions                  --              219,315                 42,069
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       12,646           (1,613,079)              (240,802)
                                              ---------        -------------            -----------
  Net gain (loss) on investments                 15,904           (1,533,211)              (145,827)
                                              ---------        -------------            -----------
  Net increase (decrease) in net
   assets resulting from operations             $15,312          $(1,015,493)             $(100,612)
                                              =========        =============            ===========


                                            PIMCO                                       PIONEER
                                            REAL                  PIONEER                 HIGH
                                         RETURN FUND                FUND               YIELD FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $159,678                $6,594              $104,968
                                        -------------            ----------            ----------
EXPENSES:
 Mortality and expense risk charges           (80,433)               (7,319)              (13,394)
                                        -------------            ----------            ----------
  Total expenses                              (80,433)               (7,319)              (13,394)
                                        -------------            ----------            ----------
  Net investment income (loss)                 79,245                  (725)               91,574
                                        -------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (35,139)                5,468               115,372
 Net realized gain on distributions           114,625                45,112                76,823
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (2,175,278)              140,082               (44,154)
                                        -------------            ----------            ----------
  Net gain (loss) on investments           (2,095,792)              190,662               148,041
                                        -------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations       $(2,016,547)             $189,937              $239,615
                                        =============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                PIONEER             PIONEER
                                               STRATEGIC            MID CAP
                                              INCOME FUND          VALUE FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $151,949              $5,151
                                               ---------            --------
EXPENSES:
 Mortality and expense risk charges              (16,562)            (11,256)
                                               ---------            --------
  Total expenses                                 (16,562)            (11,256)
                                               ---------            --------
  Net investment income (loss)                   135,387              (6,105)
                                               ---------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    32,228             141,584
 Net realized gain on distributions               53,239             117,663
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (181,666)             91,474
                                               ---------            --------
  Net gain (loss) on investments                 (96,199)            350,721
                                               ---------            --------
  Net increase (decrease) in net assets
   resulting from operations                     $39,188            $344,616
                                               =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             PIONEER
                                              SELECT              PIMCO              PUTNAM
                                             MID CAP        TOTAL RETURN III         EQUITY
                                           GROWTH FUND            FUND            INCOME FUND
                                         SUB-ACCOUNT (32)      SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --             $3,652             $11,109
                                             --------            -------            --------
EXPENSES:
 Mortality and expense risk charges            (2,268)            (1,674)             (3,612)
                                             --------            -------            --------
  Total expenses                               (2,268)            (1,674)             (3,612)
                                             --------            -------            --------
  Net investment income (loss)                 (2,268)             1,978               7,497
                                             --------            -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 15,508             (7,337)             19,103
 Net realized gain on distributions            13,865              1,677              41,838
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     73,746             (4,815)             58,767
                                             --------            -------            --------
  Net gain (loss) on investments              103,119            (10,475)            119,708
                                             --------            -------            --------
  Net increase (decrease) in net
   assets resulting from operations          $100,851            $(8,497)           $127,205
                                             ========            =======            ========


                                             PUTNAM              PUTNAM
                                           HIGH YIELD        INTERNATIONAL         PUTNAM
                                         ADVANTAGE FUND       EQUITY FUND      INVESTORS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $66,315              $4,007             $22
                                             -------            --------            ----
EXPENSES:
 Mortality and expense risk charges           (7,207)             (1,943)             (5)
                                             -------            --------            ----
  Total expenses                              (7,207)             (1,943)             (5)
                                             -------            --------            ----
  Net investment income (loss)                59,108               2,064              17
                                             -------            --------            ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                14,403              10,943              98
 Net realized gain on distributions               --                  --              --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,653)            114,558             295
                                             -------            --------            ----
  Net gain (loss) on investments               6,750             125,501             393
                                             -------            --------            ----
  Net increase (decrease) in net
   assets resulting from operations          $65,858            $127,565            $410
                                             =======            ========            ====

(32) Formerly Pioneer Growth Opportunities Fund. Change effective June 10, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   PUTNAM
                                               PUTNAM           INTERNATIONAL
                                              MULTI-CAP            CAPITAL
                                             GROWTH FUND     OPPORTUNITIES FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $17            $10,497
                                               --------           --------
EXPENSES:
 Mortality and expense risk charges                 (68)            (3,105)
                                               --------           --------
  Total expenses                                    (68)            (3,105)
                                               --------           --------
  Net investment income (loss)                      (51)             7,392
                                               --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,227             37,363
 Net realized gain on distributions                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          782            113,484
                                               --------           --------
  Net gain (loss) on investments                  2,009            150,847
                                               --------           --------
  Net increase (decrease) in net assets
   resulting from operations                     $1,958           $158,239
                                               ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            PUTNAM            ROYCE             ROYCE
                                           SMALL CAP          TOTAL             VALUE
                                          GROWTH FUND      RETURN FUND        PLUS FUND
                                          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --            $2,010              $ --
                                            -------          --------          --------
EXPENSES:
 Mortality and expense risk charges          (1,534)           (3,598)           (2,252)
                                            -------          --------          --------
  Total expenses                             (1,534)           (3,598)           (2,252)
                                            -------          --------          --------
  Net investment income (loss)               (1,534)           (1,588)           (2,252)
                                            -------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               40,173            10,619            23,931
 Net realized gain on distributions              --            61,937            47,606
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   54,339            67,049            86,568
                                            -------          --------          --------
  Net gain (loss) on investments             94,512           139,605           158,105
                                            -------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $92,978          $138,017          $155,853
                                            =======          ========          ========

                                                                               COLUMBIA
                                                                              DIVERSIFIED
                                             ROYCE                              EQUITY
                                           VALUE FUND      RS VALUE FUND      INCOME FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --            $3,144           $2,361
                                            --------          --------          -------
EXPENSES:
 Mortality and expense risk charges           (3,841)               --           (1,171)
                                            --------          --------          -------
  Total expenses                              (3,841)               --           (1,171)
                                            --------          --------          -------
  Net investment income (loss)                (3,841)            3,144            1,190
                                            --------          --------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                26,883             6,717           15,281
 Net realized gain on distributions           63,882            46,201               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    85,345           435,780           25,390
                                            --------          --------          -------
  Net gain (loss) on investments             176,110           488,698           40,671
                                            --------          --------          -------
  Net increase (decrease) in net
   assets resulting from operations         $172,269          $491,842          $41,861
                                            ========          ========          =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    COLUMBIA
                                                COLUMBIA          MULTI-ADVISOR
                                             MID CAP VALUE          SMALL CAP
                                            OPPORTUNITY FUND       VALUE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $4,752               $ --
                                               ----------            -------
EXPENSES:
 Mortality and expense risk charges                (3,182)               (84)
                                               ----------            -------
  Total expenses                                   (3,182)               (84)
                                               ----------            -------
  Net investment income (loss)                      1,570                (84)
                                               ----------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     38,576                522
 Net realized gain on distributions                29,215              1,387
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         32,951              1,617
                                               ----------            -------
  Net gain (loss) on investments                  100,742              3,526
                                               ----------            -------
  Net increase (decrease) in net assets
   resulting from operations                     $102,312             $3,442
                                               ==========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             RIDGEWORTH            RIDGEWORTH
                                             SMALL CAP              MID-CAP             RIDGEWORTH
                                               VALUE                 VALUE             TOTAL RETURN
                                            EQUITY FUND           EQUITY FUND            BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $12,121                $7,243              $14,990
                                             ----------            ----------            ---------
EXPENSES:
 Mortality and expense risk charges             (12,586)               (7,661)              (3,427)
                                             ----------            ----------            ---------
  Total expenses                                (12,586)               (7,661)              (3,427)
                                             ----------            ----------            ---------
  Net investment income (loss)                     (465)                 (418)              11,563
                                             ----------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  194,588                39,440               (3,582)
 Net realized gain on distributions              72,085               132,144                7,696
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      235,895               100,931              (51,719)
                                             ----------            ----------            ---------
  Net gain (loss) on investments                502,568               272,515              (47,605)
                                             ----------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $502,103              $272,097             $(36,042)
                                             ==========            ==========            =========

                                            RIDGEWORTH
                                             LARGE CAP           DWS RREEF               DWS
                                               VALUE            REAL ESTATE            EQUITY
                                            EQUITY FUND       SECURITIES FUND       DIVIDEND FUND
                                         SUB-ACCOUNT (33)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $130                 $405               $9,134
                                              -------             --------            ---------
EXPENSES:
 Mortality and expense risk charges               (30)                (142)              (2,632)
                                              -------             --------            ---------
  Total expenses                                  (30)                (142)              (2,632)
                                              -------             --------            ---------
  Net investment income (loss)                    100                  263                6,502
                                              -------             --------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     --                   26               29,481
 Net realized gain on distributions             1,363                  888                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (181)              (1,538)              61,702
                                              -------             --------            ---------
  Net gain (loss) on investments                1,182                 (624)              91,183
                                              -------             --------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $1,282                $(361)             $97,685
                                              =======             ========            =========

(33) Funded as of February 14, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                   DWS
                                                 ENHANCED                SSGA
                                             EMERGING MARKETS          S&P 500
                                            FIXED INCOME FUND         INDEX FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $1,387               $26,302
                                                 --------              --------
EXPENSES:
 Mortality and expense risk charges                  (477)               (7,855)
                                                 --------              --------
  Total expenses                                     (477)               (7,855)
                                                 --------              --------
  Net investment income (loss)                        910                18,447
                                                 --------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        434                29,302
 Net realized gain on distributions                    --                14,862
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (3,945)              270,583
                                                 --------              --------
  Net gain (loss) on investments                   (3,511)              314,747
                                                 --------              --------
  Net increase (decrease) in net assets
   resulting from operations                      $(2,601)             $333,194
                                                 ========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     DWS              LEGG MASON
                                                DWS             GLOBAL GROWTH         CLEARBRIDGE
                                          CORE EQUITY VIP           FUND           APPRECIATION FUND
                                         SUB-ACCOUNT (34)     SUB-ACCOUNT (35)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $657                 $340               $1,638
                                              -------              -------              -------
EXPENSES:
 Mortality and expense risk charges              (353)                (842)                (866)
                                              -------              -------              -------
  Total expenses                                 (353)                (842)                (866)
                                              -------              -------              -------
  Net investment income (loss)                    304                 (502)                 772
                                              -------              -------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    186                 (187)               5,067
 Net realized gain on distributions                --                   --                6,617
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     15,261               28,933               10,190
                                              -------              -------              -------
  Net gain (loss) on investments               15,447               28,746               21,874
                                              -------              -------              -------
  Net increase (decrease) in net
   assets resulting from operations           $15,751              $28,244              $22,646
                                              =======              =======              =======

                                                              LEGG MASON
                                           LEGG MASON          PARTNERS         LEGG MASON
                                           CLEARBRIDGE       CLEARBRIDGE        CLEARBRIDGE
                                           AGGRESSIVE        FUNDAMENTAL          MID CAP
                                           GROWTH FUND        VALUE FUND         CORE FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --              $120               $ --
                                             -------            ------            -------
EXPENSES:
 Mortality and expense risk charges           (1,051)              (70)            (2,029)
                                             -------            ------            -------
  Total expenses                              (1,051)              (70)            (2,029)
                                             -------            ------            -------
  Net investment income (loss)                (1,051)               50             (2,029)
                                             -------            ------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 4,158                12             17,229
 Net realized gain on distributions            1,705             1,500             30,177
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    46,239               (91)            51,578
                                             -------            ------            -------
  Net gain (loss) on investments              52,102             1,421             98,984
                                             -------            ------            -------
  Net increase (decrease) in net
   assets resulting from operations          $51,051            $1,471            $96,955
                                             =======            ======            =======

(34) Formerly DWS Growth & Income VIP Fund. Change effective May 1, 2013.

(35) Formerly DWS Global Thematic Fund. Change effective February 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              LEGG MASON
                                             CLEARBRIDGE          THORNBURG
                                              SMALL CAP         INTERNATIONAL
                                             GROWTH FUND          VALUE FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --             $34,494
                                               --------            --------
EXPENSES:
 Mortality and expense risk charges              (2,779)            (35,925)
                                               --------            --------
  Total expenses                                 (2,779)            (35,925)
                                               --------            --------
  Net investment income (loss)                   (2,779)             (1,431)
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   62,697             300,153
 Net realized gain on distributions              30,603                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      216,416             371,915
                                               --------            --------
  Net gain (loss) on investments                309,716             672,068
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $306,937            $670,637
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                THORNBURG         TIMOTHY PLAN
                                            THORNBURG              CORE           LARGE/MID CAP
                                            VALUE FUND         GROWTH FUND         VALUE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $609                $ --             $1,107
                                             --------            --------            -------
EXPENSES:
 Mortality and expense risk charges            (8,848)             (9,153)            (1,534)
                                             --------            --------            -------
  Total expenses                               (8,848)             (9,153)            (1,534)
                                             --------            --------            -------
  Net investment income (loss)                 (8,239)             (9,153)              (427)
                                             --------            --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 35,478              65,108              2,133
 Net realized gain on distributions                --                  --             15,597
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    307,533             413,580             26,704
                                             --------            --------            -------
  Net gain (loss) on investments              343,011             478,688             44,434
                                             --------            --------            -------
  Net increase (decrease) in net
   assets resulting from operations          $334,772            $469,535            $44,007
                                             ========            ========            =======

                                              UBS            T. ROWE PRICE        T. ROWE PRICE
                                            DYNAMIC              GROWTH           EQUITY-INCOME
                                           ALPHA FUND          STOCK FUND              FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $2                  $ --             $16,464
                                             ------            ----------            --------
EXPENSES:
 Mortality and expense risk charges             (40)              (37,666)            (11,724)
                                             ------            ----------            --------
  Total expenses                                (40)              (37,666)            (11,724)
                                             ------            ----------            --------
  Net investment income (loss)                  (38)              (37,666)              4,740
                                             ------            ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  309               266,086             113,729
 Net realized gain on distributions              --                    --              36,293
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (195)            1,193,423             171,368
                                             ------            ----------            --------
  Net gain (loss) on investments                114             1,459,509             321,390
                                             ------            ----------            --------
  Net increase (decrease) in net
   assets resulting from operations             $76            $1,421,843            $326,130
                                             ======            ==========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           T. ROWE PRICE      T. ROWE PRICE
                                             RETIREMENT         RETIREMENT
                                             2010 FUND          2020 FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $21,782             $93,804
                                              --------          ----------
EXPENSES:
 Mortality and expense risk charges            (15,260)            (67,865)
                                              --------          ----------
  Total expenses                               (15,260)            (67,865)
                                              --------          ----------
  Net investment income (loss)                   6,522              25,939
                                              --------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 175,910             772,274
 Net realized gain on distributions             24,396             178,675
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (42,793)            303,408
                                              --------          ----------
  Net gain (loss) on investments               157,513           1,254,357
                                              --------          ----------
  Net increase (decrease) in net assets
   resulting from operations                  $164,035          $1,280,296
                                              ========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          T. ROWE PRICE      T. ROWE PRICE     T. ROWE PRICE
                                            RETIREMENT         RETIREMENT        RETIREMENT
                                            2030 FUND          2040 FUND         2050 FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $53,977           $24,832           $11,324
                                            ----------          --------          --------
EXPENSES:
 Mortality and expense risk charges            (49,494)          (30,807)          (13,935)
                                            ----------          --------          --------
  Total expenses                               (49,494)          (30,807)          (13,935)
                                            ----------          --------          --------
  Net investment income (loss)                   4,483            (5,975)           (2,611)
                                            ----------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 699,729           271,284           118,526
 Net realized gain on distributions            110,795            61,253            27,052
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     375,311           405,776           171,595
                                            ----------          --------          --------
  Net gain (loss) on investments             1,185,835           738,313           317,173
                                            ----------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $1,190,318          $732,338          $314,562
                                            ==========          ========          ========

                                         T. ROWE PRICE                                VANGUARD
                                           RETIREMENT         UBS GLOBAL             SMALL-CAP
                                          INCOME FUND       ALLOCATION FUND          INDEX FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $4,856                $22                   $41,412
                                            -------              -----              ------------
EXPENSES:
 Mortality and expense risk charges          (4,450)               (11)                       --
                                            -------              -----              ------------
  Total expenses                             (4,450)               (11)                       --
                                            -------              -----              ------------
  Net investment income (loss)                  406                 11                    41,412
                                            -------              -----              ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               12,159                 --                 1,044,458
 Net realized gain on distributions           6,213                 --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   14,628                135                  (294,136)
                                            -------              -----              ------------
  Net gain (loss) on investments             33,000                135                   750,322
                                            -------              -----              ------------
  Net increase (decrease) in net
   assets resulting from operations         $33,406               $146                  $791,734
                                            =======              =====              ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               VANGUARD              VANGUARD
                                               MID-CAP          TOTAL BOND MARKET
                                              INDEX FUND            INDEX FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $13,015                $19,302
EXPENSES:
 Mortality and expense risk charges                  --                     --
                                               --------             ----------
  Total expenses                                     --                     --
                                               --------             ----------
  Net investment income (loss)                   13,015                 19,302
                                               --------             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  290,604                (20,902)
 Net realized gain on distributions                  --                  1,996
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (65,347)               (18,601)
                                               --------             ----------
  Net gain (loss) on investments                225,257                (37,507)
                                               --------             ----------
  Net increase (decrease) in net assets
   resulting from operations                   $238,272               $(18,205)
                                               ========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               VANGUARD               VICTORY               VICTORY
                                          TOTAL STOCK MARKET        DIVERSIFIED             SPECIAL
                                              INDEX FUND             STOCK FUND            VALUE FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $12,695                $11,071                  $ --
EXPENSES:
 Mortality and expense risk charges                   --                 (7,079)              (14,105)
                                              ----------             ----------            ----------
  Total expenses                                      --                 (7,079)              (14,105)
                                              ----------             ----------            ----------
  Net investment income (loss)                    12,695                  3,992               (14,105)
                                              ----------             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   180,297                 96,115                55,567
 Net realized gain on distributions                   --                 24,486                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (10,875)               260,823               471,605
                                              ----------             ----------            ----------
  Net gain (loss) on investments                 169,422                381,424               527,172
                                              ----------             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations             $182,117               $385,416              $513,067
                                              ==========             ==========            ==========

                                              VICTORY               VICTORY               INVESCO
                                           SMALL COMPANY          ESTABLISHED            SMALL CAP
                                          OPPORTUNITY FUND         VALUE FUND          DISCOVERY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $736                $3,992                  $ --
EXPENSES:
 Mortality and expense risk charges             (14,737)               (2,170)              (13,967)
                                             ----------            ----------            ----------
  Total expenses                                (14,737)               (2,170)              (13,967)
                                             ----------            ----------            ----------
  Net investment income (loss)                  (14,001)                1,822               (13,967)
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  130,753                26,477               103,004
 Net realized gain on distributions             201,849                60,157               297,333
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      467,930               125,494               208,610
                                             ----------            ----------            ----------
  Net gain (loss) on investments                800,532               212,128               608,947
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $786,531              $213,950              $594,980
                                             ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      INVESCO
                                                INVESCO          EQUITY AND INCOME
                                             COMSTOCK FUND              FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $73,135              $350,639
                                               ----------            ----------
EXPENSES:
 Mortality and expense risk charges               (20,112)              (99,566)
                                               ----------            ----------
  Total expenses                                  (20,112)              (99,566)
                                               ----------            ----------
  Net investment income (loss)                     53,023               251,073
                                               ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    306,568             1,258,416
 Net realized gain on distributions                    --               926,035
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,271,897             1,542,975
                                               ----------            ----------
  Net gain (loss) on investments                1,578,465             3,727,426
                                               ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $1,631,488            $3,978,499
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO              INVESCO             INVESCO
                                         GROWTH AND INCOME         MID CAP          U.S. MORTGAGE
                                                FUND             GROWTH FUND            FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $48,366                $ --               $14
                                             ----------            --------             -----
EXPENSES:
 Mortality and expense risk charges             (20,762)             (8,840)               (4)
                                             ----------            --------             -----
  Total expenses                                (20,762)             (8,840)               (4)
                                             ----------            --------             -----
  Net investment income (loss)                   27,604              (8,840)               10
                                             ----------            --------             -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  227,766              69,279                (6)
 Net realized gain on distributions              91,304              28,649                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      673,507             225,904               (13)
                                             ----------            --------             -----
  Net gain (loss) on investments                992,577             323,832               (19)
                                             ----------            --------             -----
  Net increase (decrease) in net
   assets resulting from operations          $1,020,181            $314,992               $(9)
                                             ==========            ========             =====

                                                                                MORGAN STANLEY
                                             INVESCO             INVESCO         INSTITUTIONAL
                                            SMALL CAP           AMERICAN          OPPORTUNITY
                                            VALUE FUND         VALUE FUND          PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --               $446               $ --
                                             --------            -------            -------
EXPENSES:
 Mortality and expense risk charges            (5,899)              (725)              (911)
                                             --------            -------            -------
  Total expenses                               (5,899)              (725)              (911)
                                             --------            -------            -------
  Net investment income (loss)                 (5,899)              (279)              (911)
                                             --------            -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 51,511              8,049              3,170
 Net realized gain on distributions           106,710              9,400             13,052
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    249,441             18,545             24,191
                                             --------            -------            -------
  Net gain (loss) on investments              407,662             35,994             40,413
                                             --------            -------            -------
  Net increase (decrease) in net
   assets resulting from operations          $401,763            $35,715            $39,502
                                             ========            =======            =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                INVESCO              INVESCO
                                                 VALUE             DIVERSIFIED
                                           OPPORTUNITIES FUND     DIVIDEND FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $6,856               $7,881
                                                --------             --------
EXPENSES:
 Mortality and expense risk charges               (2,278)              (3,455)
                                                --------             --------
  Total expenses                                  (2,278)              (3,455)
                                                --------             --------
  Net investment income (loss)                     4,578                4,426
                                                --------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    10,033               57,565
 Net realized gain on distributions                   --                4,085
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       156,995               64,377
                                                --------             --------
  Net gain (loss) on investments                 167,028              126,027
                                                --------             --------
  Net increase (decrease) in net assets
   resulting from operations                    $171,606             $130,453
                                                ========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             INVESCO            INVESCO
                                             AMERICAN         GLOBAL CORE        VANGUARD 500
                                          FRANCHISE FUND      EQUITY FUND         INDEX FUND
                                         SUB-ACCOUNT (36)     SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $647              $364             $36,148
                                             --------            ------            --------
EXPENSES:
 Mortality and expense risk charges            (4,519)             (217)                 --
                                             --------            ------            --------
  Total expenses                               (4,519)             (217)                 --
                                             --------            ------            --------
  Net investment income (loss)                 (3,872)              147              36,148
                                             --------            ------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 97,428               427             592,980
 Net realized gain on distributions            62,161                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    125,720             3,040            (142,127)
                                             --------            ------            --------
  Net gain (loss) on investments              285,309             3,467             450,853
                                             --------            ------            --------
  Net increase (decrease) in net
   assets resulting from operations          $281,437            $3,614            $487,001
                                             ========            ======            ========

                                          WELLS FARGO
                                           ADVANTAGE         WELLS FARGO        COLUMBIA SELIGMAN
                                         INTERNATIONAL      ADVANTAGE CORE     COMMUNICATIONS AND
                                          EQUITY FUND         BOND FUND         INFORMATION FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,152             $1,609                  $ --
                                             ------            -------               -------
EXPENSES:
 Mortality and expense risk charges            (335)              (946)               (2,176)
                                             ------            -------               -------
  Total expenses                               (335)              (946)               (2,176)
                                             ------            -------               -------
  Net investment income (loss)                  817                663                (2,176)
                                             ------            -------               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                1,462               (718)                2,051
 Net realized gain on distributions              --              1,347                 6,388
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    6,943             (5,009)               69,078
                                             ------            -------               -------
  Net gain (loss) on investments              8,405             (4,380)               77,517
                                             ------            -------               -------
  Net increase (decrease) in net
   assets resulting from operations          $9,222            $(3,717)              $75,341
                                             ======            =======               =======

(36) Effective July 12, 2013 Invesco Leisure Fund merged with Invesco American Franchise.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                             COLUMBIA SELIGMAN          TIAA-CREF
                                                  GLOBAL             LARGE CAP VALUE
                                              TECHNOLOGY FUND          INDEX FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT (37)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --                  $27
                                                 ---------                -----
EXPENSES:
 Mortality and expense risk charges                   (755)                  (7)
                                                 ---------                -----
  Total expenses                                      (755)                  (7)
                                                 ---------                -----
  Net investment income (loss)                        (755)                  20
                                                 ---------                -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       7,372                    2
 Net realized gain on distributions                  2,265                   40
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          10,912                  104
                                                 ---------                -----
  Net gain (loss) on investments                    20,549                  146
                                                 ---------                -----
  Net increase (decrease) in net assets
   resulting from operations                       $19,794                 $166
                                                 =========                =====

(37) Funded as of March 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            TIAA-CREF          TIAA-CREF
                                            LARGE CAP           EQUITY            AMERICAN CENTURY
                                           GROWTH FUND        INDEX FUND           HERITAGE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (38)(39)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $481               $551                    $ --
                                             -------            -------              ----------
EXPENSES:
 Mortality and expense risk charges             (174)              (169)                 (4,203)
                                             -------            -------              ----------
  Total expenses                                (174)              (169)                 (4,203)
                                             -------            -------              ----------
  Net investment income (loss)                   307                382                  (4,203)
                                             -------            -------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 2,410              2,820                 175,320
 Net realized gain on distributions              132                121                  41,738
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     6,079              5,419                 (68,164)
                                             -------            -------              ----------
  Net gain (loss) on investments               8,621              8,360                 148,894
                                             -------            -------              ----------
  Net increase (decrease) in net
   assets resulting from operations           $8,928             $8,742                $144,691
                                             =======            =======              ==========

                                            LEGG MASON
                                             PARTNERS
                                            CLEARBRIDGE          LIFE POINTS         LIFE POINTS
                                             SMALL CAP            BALANCED          CONSERVATIVE
                                            VALUE FUND          STRATEGY FUND       STRATEGY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $4,154               $171
                                             ---------            ---------             ------
EXPENSES:
 Mortality and expense risk charges               (259)              (2,472)              (162)
                                             ---------            ---------             ------
  Total expenses                                  (259)              (2,472)              (162)
                                             ---------            ---------             ------
  Net investment income (loss)                    (259)               1,682                  9
                                             ---------            ---------             ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  11,944                1,968                174
 Net realized gain on distributions                957                   --                243
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,485)              17,456               (179)
                                             ---------            ---------             ------
  Net gain (loss) on investments                 8,416               19,424                238
                                             ---------            ---------             ------
  Net increase (decrease) in net
   assets resulting from operations             $8,157              $21,106               $247
                                             =========            =========             ======

(38) Funded as of December 6, 2013.

(39) Effective December 6, 2013 American Century VP VistaSM Fund merged with American Century Heritage Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             LIFE POINTS        LIFE POINTS
                                               GROWTH            MODERATE
                                            STRATEGY FUND      STRATEGY FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $7,267             $3,342
                                               -------            -------
EXPENSES:
 Mortality and expense risk charges             (2,891)            (1,628)
                                               -------            -------
  Total expenses                                (2,891)            (1,628)
                                               -------            -------
  Net investment income (loss)                   4,376              1,714
                                               -------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,425              3,951
 Net realized gain on distributions                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      38,131              9,458
                                               -------            -------
  Net gain (loss) on investments                42,556             13,409
                                               -------            -------
  Net increase (decrease) in net assets
   resulting from operations                   $46,932            $15,123
                                               =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY
                                                 EQUITY            AMERICAN CENTURY VP
                                               INCOME FUND             GROWTH FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $464,319                 $65,168
 Net realized gain (loss) on security
  transactions                                   3,948,438                 147,782
 Net realized gain on distributions              1,714,353               1,224,037
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,426,012)              3,472,318
                                               -----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                      4,701,098               4,909,305
                                               -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                       4,380,492               3,336,366
 Net transfers                                  (1,887,091)               (485,401)
 Surrenders for benefit payments and
  fees                                          (3,381,869)             (1,416,580)
 Other transactions                                    (66)                   (113)
 Net loan activity                                    (331)                   (399)
 Net annuity transactions                               --                      --
                                               -----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (888,865)              1,433,873
                                               -----------             -----------
 Net increase (decrease) in net assets           3,812,233               6,343,178
NET ASSETS:
 Beginning of year                              25,041,468              15,891,498
                                               -----------             -----------
 End of year                                   $28,853,701             $22,234,676
                                               ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         AMERICAN CENTURY VP     AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                            ULTRA(R) FUND           BALANCED FUND          INTERNATIONAL FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (1)(2)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(566)                 $1,264                     $840
 Net realized gain (loss) on security
  transactions                                    2,629                   4,988                      282
 Net realized gain on distributions               3,830                   3,086                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       18,421                  12,960                       --
                                               --------                --------                 --------
 Net increase (decrease) in net assets
  resulting from operations                      24,314                  22,298                    1,122
                                               --------                --------                 --------
UNIT TRANSACTIONS:
 Purchases                                        8,861                     676                       --
 Net transfers                                   (2,234)                (16,000)                  (1,122)
 Surrenders for benefit payments and
  fees                                           (5,804)                 (9,117)                      --
 Other transactions                                  --                      --                       --
 Net loan activity                                   --                      --                       --
 Net annuity transactions                            --                      --                       --
                                               --------                --------                 --------
 Net increase (decrease) in net assets
  resulting from unit transactions                  823                 (24,441)                  (1,122)
                                               --------                --------                 --------
 Net increase (decrease) in net assets           25,137                  (2,143)                      --
NET ASSETS:
 Beginning of year                               75,069                 142,505                       --
                                               --------                --------                 --------
 End of year                                   $100,206                $140,362                     $ --
                                               ========                ========                 ========

                                          AMERICAN CENTURY     AMERICAN CENTURY VP     AMERICAN CENTURY
                                             SMALL CAP            LARGE COMPANY       INFLATION-ADJUSTED
                                             VALUE FUND            VALUE FUND             BOND FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $26,122                 $183                  $(353)
 Net realized gain (loss) on security
  transactions                                   63,513               17,760                  3,067
 Net realized gain on distributions             508,039                   --                  3,341
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      318,477               (3,981)               (25,402)
                                             ----------              -------               --------
 Net increase (decrease) in net assets
  resulting from operations                     916,151               13,962                (19,347)
                                             ----------              -------               --------
UNIT TRANSACTIONS:
 Purchases                                      525,043                8,322                 30,378
 Net transfers                                   (8,578)               2,762                (73,357)
 Surrenders for benefit payments and
  fees                                         (320,575)             (28,789)                  (363)
 Other transactions                                  (8)                 (45)                     1
 Net loan activity                                  (83)                 (11)                    --
 Net annuity transactions                            --                   --                     --
                                             ----------              -------               --------
 Net increase (decrease) in net assets
  resulting from unit transactions              195,799              (17,761)               (43,341)
                                             ----------              -------               --------
 Net increase (decrease) in net assets        1,111,950               (3,799)               (62,688)
NET ASSETS:
 Beginning of year                            2,518,912               51,468                206,447
                                             ----------              -------               --------
 End of year                                 $3,630,862              $47,669               $143,759
                                             ==========              =======               ========

(1)  Funded as of January 15, 2013.

(2)  Not funded as of December 31, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY       AMERICAN CENTURY VP
                                                 EQUITY                  INCOME &
                                               GROWTH FUND             GROWTH FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(25)                  $3,642
 Net realized gain (loss) on security
  transactions                                      3,815                    1,133
 Net realized gain on distributions                 3,041                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         11,459                   65,101
                                                ---------               ----------
 Net increase (decrease) in net assets
  resulting from operations                        18,290                   69,876
                                                ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                          8,642                    3,154
 Net transfers                                        (46)                  10,336
 Surrenders for benefit payments and
  fees                                            (10,324)                  (2,616)
 Other transactions                                    --                       --
 Net loan activity                                     --                       --
 Net annuity transactions                              --                   (2,808)
                                                ---------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (1,728)                   8,066
                                                ---------               ----------
 Net increase (decrease) in net assets             16,562                   77,942
NET ASSETS:
 Beginning of year                                 58,629                  197,625
                                                ---------               ----------
 End of year                                      $75,191                 $275,567
                                                =========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                              AMERICAN CENTURY VP
                                          AMERICAN CENTURY VP       AMERICAN CENTURY VP             MID CAP
                                               ULTRA FUND                VALUE FUND                VALUE FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(796)                   $6,317                      $745
 Net realized gain (loss) on security
  transactions                                      3,685                     5,192                    13,665
 Net realized gain on distributions                    --                        --                    14,776
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        140,472                   158,067                    27,861
                                               ----------                ----------                ----------
 Net increase (decrease) in net assets
  resulting from operations                       143,361                   169,576                    57,047
                                               ----------                ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                          4,890                    11,893                    35,249
 Net transfers                                     (5,390)                   33,266                        (6)
 Surrenders for benefit payments and
  fees                                            (11,755)                  (22,614)                  (51,064)
 Other transactions                                    --                         1                       (55)
 Net loan activity                                     --                        --                       (13)
 Net annuity transactions                              --                    (1,784)                       --
                                               ----------                ----------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,255)                   20,762                   (15,889)
                                               ----------                ----------                ----------
 Net increase (decrease) in net assets            131,106                   190,338                    41,158
NET ASSETS:
 Beginning of year                                405,249                   539,991                   185,854
                                               ----------                ----------                ----------
 End of year                                     $536,355                  $730,329                  $227,012
                                               ==========                ==========                ==========

                                            INVESCO V.I.          INVESCO V.I.             INVESCO
                                             SMALL CAP            DIVERSIFIED             EUROPEAN
                                            EQUITY FUND          DIVIDEND FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(2,014)               $2,327                 $4,701
 Net realized gain (loss) on security
  transactions                                   13,977                 1,028                 50,798
 Net realized gain on distributions               2,938                    --                 12,046
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       72,270                19,763                 53,438
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      87,171                23,118                120,983
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                          432                12,846                 73,336
 Net transfers                                   13,757               127,291                 50,060
 Surrenders for benefit payments and
  fees                                          (14,175)              (10,749)              (100,677)
 Other transactions                                  --                    --                    (26)
 Net loan activity                                   --                    --                    (19)
 Net annuity transactions                            --                    --                     --
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   14               129,388                 22,674
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets           87,185               152,506                143,657
NET ASSETS:
 Beginning of year                              229,054                18,646                540,088
                                             ----------            ----------            -----------
 End of year                                   $316,239              $171,152               $683,745
                                             ==========            ==========            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 INVESCO                INVESCO
                                              INTERNATIONAL             MID CAP
                                               GROWTH FUND          CORE EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $11,625               $(2,309)
 Net realized gain (loss) on security
  transactions                                       26,101                 9,440
 Net realized gain on distributions                      --                27,186
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          180,885                34,023
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         218,611                68,340
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                          453,037                29,473
 Net transfers                                      415,228               (10,696)
 Surrenders for benefit payments and
  fees                                             (125,190)              (11,883)
 Other transactions                                      (9)                    2
 Net loan activity                                     (158)                   --
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  742,908                 6,896
                                               ------------            ----------
 Net increase (decrease) in net assets              961,519                75,236
NET ASSETS:
 Beginning of year                                  737,057               249,821
                                               ------------            ----------
 End of year                                     $1,698,576              $325,057
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               INVESCO                                         INVESCO
                                              SMALL CAP                INVESCO                SMALL CAP
                                             GROWTH FUND           REAL ESTATE FUND          EQUITY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(8,090)                $30,206                $(4,163)
 Net realized gain (loss) on security
  transactions                                    161,028                 148,886                 42,745
 Net realized gain on distributions                61,549                 535,591                 39,438
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        193,404                (643,353)                87,622
                                             ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       407,891                  71,330                165,642
                                             ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                        170,865                 862,347                211,348
 Net transfers                                    198,992                (456,603)              (155,097)
 Surrenders for benefit payments and
  fees                                           (695,790)               (631,677)               (62,836)
 Other transactions                                    (2)                     (2)                     1
 Net loan activity                                    (34)                   (214)                   (43)
 Net annuity transactions                              --                      --                     --
                                             ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (325,969)               (226,149)                (6,627)
                                             ------------            ------------            -----------
 Net increase (decrease) in net assets             81,922                (154,819)               159,015
NET ASSETS:
 Beginning of year                              1,145,583               4,813,475                495,074
                                             ------------            ------------            -----------
 End of year                                   $1,227,505              $4,658,656               $654,089
                                             ============            ============            ===========

                                               INVESCO           AMERICAN CENTURY       AMERICAN CENTURY
                                             DEVELOPING             DIVERSIFIED            PRIME MONEY
                                            MARKETS FUND             BOND FUND             MARKET FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $738                  $486                 $(2,943)
 Net realized gain (loss) on security
  transactions                                     3,144                  (131)                     --
 Net realized gain on distributions                1,855                   414                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (31,278)               (2,761)                     --
                                             -----------             ---------             -----------
 Net increase (decrease) in net assets
  resulting from operations                      (25,541)               (1,992)                 (2,943)
                                             -----------             ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                       144,668                 9,475                 278,527
 Net transfers                                    15,077                (1,647)                733,942
 Surrenders for benefit payments and
  fees                                          (410,782)                 (968)               (405,100)
 Other transactions                                    2                    --                       2
 Net loan activity                                   (25)                   --                     (74)
 Net annuity transactions                             --                    --                      --
                                             -----------             ---------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (251,060)                6,860                 607,297
                                             -----------             ---------             -----------
 Net increase (decrease) in net assets          (276,601)                4,868                 604,354
NET ASSETS:
 Beginning of year                               571,508                50,084                 329,511
                                             -----------             ---------             -----------
 End of year                                    $294,907               $54,952                $933,865
                                             ===========             =========             ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                       ALLIANCEBERNSTEIN
                                   DOMINI SOCIAL            GLOBAL
                                    EQUITY FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(155)                 $254
 Net realized gain (loss) on
  security transactions                  2,830                   (21)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,191                  (697)
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,866                  (464)
                                     ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              33,774                 7,266
 Net transfers                           6,910                 2,767
 Surrenders for benefit
  payments and fees                       (121)                 (472)
 Other transactions                          1                    (2)
 Net loan activity                          --                    --
 Net annuity transactions                   --                    --
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,564                 9,559
                                     ---------             ---------
 Net increase (decrease) in
  net assets                            50,430                 9,095
NET ASSETS:
 Beginning of year                      21,339                12,986
                                     ---------             ---------
 End of year                           $71,769               $22,081
                                     =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         ALLIANCEBERNSTEIN
                                  ALLIANCEBERNSTEIN 2055     ALLIANCEBERNSTEIN 2050            GLOBAL
                                    RETIREMENT STRATEGY        RETIREMENT STRATEGY      RISK ALLOCATION FUND
                                        SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $7                        $193                     $(864)
 Net realized gain (loss) on
  security transactions                         6                          38                       597
 Net realized gain on
  distributions                                58                         741                     2,814
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             322                       3,488                    (3,958)
                                          -------                   ---------                ----------
 Net increase (decrease) in net
  assets resulting from
  operations                                  393                       4,460                    (1,411)
                                          -------                   ---------                ----------
UNIT TRANSACTIONS:
 Purchases                                  2,309                      14,511                    31,638
 Net transfers                                 --                          --                    (9,656)
 Surrenders for benefit
  payments and fees                           (49)                       (233)                   (6,357)
 Other transactions                            --                          --                         1
 Net loan activity                             --                          --                        (3)
 Net annuity transactions                      --                          --                        --
                                          -------                   ---------                ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              2,260                      14,278                    15,623
                                          -------                   ---------                ----------
 Net increase (decrease) in net
  assets                                    2,653                      18,738                    14,212
NET ASSETS:
 Beginning of year                            528                      13,660                   165,432
                                          -------                   ---------                ----------
 End of year                               $3,181                     $32,398                  $179,644
                                          =======                   =========                ==========

                                   ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                        GROWTH AND                INTERNATIONAL             INTERNATIONAL
                                     INCOME PORTFOLIO           GROWTH PORTFOLIO           VALUE PORTFOLIO
                                        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(207)                       $870                    $55,453
 Net realized gain (loss) on
  security transactions                     32,176                      (4,207)                   (51,575)
 Net realized gain on
  distributions                                 --                          --                         --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (4,129)                     57,649                    260,073
                                         ---------                 -----------               ------------
 Net increase (decrease) in net
  assets resulting from
  operations                                27,840                      54,312                    263,951
                                         ---------                 -----------               ------------
UNIT TRANSACTIONS:
 Purchases                                  17,634                      79,310                    245,608
 Net transfers                               2,458                     (26,415)                   (56,414)
 Surrenders for benefit
  payments and fees                        (56,845)                   (105,847)                  (190,395)
 Other transactions                            (16)                        (10)                        26
 Net loan activity                             (12)                        (29)                       (58)
 Net annuity transactions                       --                          --                         --
                                         ---------                 -----------               ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (36,781)                    (52,991)                    (1,233)
                                         ---------                 -----------               ------------
 Net increase (decrease) in net
  assets                                    (8,941)                      1,321                    262,718
NET ASSETS:
 Beginning of year                          93,260                     482,836                  1,241,312
                                         ---------                 -----------               ------------
 End of year                               $84,319                    $484,157                 $1,504,030
                                         =========                 ===========               ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS
                                                   GLOBAL            ALLIANCEBERNSTEIN
                                              VALUE PORTFOLIO           GROWTH FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                          $401                  $(261)
 Net realized gain (loss) on security
  transactions                                       (9,141)                 5,921
 Net realized gain on distributions                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           34,606                  5,127
                                                 ----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                          25,866                 10,787
                                                 ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                           13,060                  5,400
 Net transfers                                        3,042                     --
 Surrenders for benefit payments and
  fees                                              (56,395)               (25,286)
 Other transactions                                      (1)                     4
 Net loan activity                                      (11)                   (11)
 Net annuity transactions                                --                     --
                                                 ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (40,305)               (19,893)
                                                 ----------              ---------
 Net increase (decrease) in net assets              (14,439)                (9,106)
NET ASSETS:
 Beginning of year                                  114,878                 38,480
                                                 ----------              ---------
 End of year                                       $100,439                $29,374
                                                 ==========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN          ALLIANCEBERNSTEIN
                                               DISCOVERY                  DISCOVERY             ALLIANCEBERNSTEIN
                                              GROWTH FUND                VALUE FUND                 VALUE FUND
                                              SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,347)                     $(4,746)                       $8
 Net realized gain (loss) on security
  transactions                                   10,832                       49,862                         8
 Net realized gain on distributions               9,981                       82,665                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       30,031                      117,441                       846
                                             ----------                  -----------                ----------
 Net increase (decrease) in net assets
  resulting from operations                      49,497                      245,222                       862
                                             ----------                  -----------                ----------
UNIT TRANSACTIONS:
 Purchases                                       28,404                      148,878                     1,765
 Net transfers                                   (5,969)                      43,132                        --
 Surrenders for benefit payments and
  fees                                          (10,754)                    (137,798)                      (18)
 Other transactions                                   1                          (13)                       --
 Net loan activity                                  (12)                         (18)                       --
 Net annuity transactions                            --                           --                        --
                                             ----------                  -----------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               11,670                       54,181                     1,747
                                             ----------                  -----------                ----------
 Net increase (decrease) in net assets           61,167                      299,403                     2,609
NET ASSETS:
 Beginning of year                              126,074                      664,773                     1,915
                                             ----------                  -----------                ----------
 End of year                                   $187,241                     $964,176                    $4,524
                                             ==========                  ===========                ==========


                                          ALLIANCEBERNSTEIN 2015       ALLIANCEBERNSTEIN 2025      ALLIANCEBERNSTEIN 2035
                                            RETIREMENT STRATEGY         RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $1,057                      $2,993                      $2,598
 Net realized gain (loss) on security
  transactions                                       16,381                       5,130                       1,620
 Net realized gain on distributions                      --                          --                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            1,823                      22,361                      28,203
                                                -----------                  ----------                  ----------
 Net increase (decrease) in net assets
  resulting from operations                          19,261                      30,484                      32,421
                                                -----------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                           27,256                      33,359                      52,404
 Net transfers                                           --                     (44,861)                         --
 Surrenders for benefit payments and
  fees                                             (173,520)                     (3,811)                    (12,708)
 Other transactions                                      --                          --                          --
 Net loan activity                                       --                          --                        (138)
 Net annuity transactions                                --                          --                          --
                                                -----------                  ----------                  ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (146,264)                    (15,313)                     39,558
                                                -----------                  ----------                  ----------
 Net increase (decrease) in net assets             (127,003)                     15,171                      71,979
NET ASSETS:
 Beginning of year                                  228,563                     185,858                     135,340
                                                -----------                  ----------                  ----------
 End of year                                       $101,560                    $201,029                    $207,319
                                                ===========                  ==========                  ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                              ALLIANCEBERNSTEIN
                                   ALLIANCEBERNSTEIN 2045            HIGH
                                    RETIREMENT STRATEGY          INCOME FUND
                                        SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $931                  $17,240
 Net realized gain (loss) on
  security transactions                         704                      823
 Net realized gain on
  distributions                                  --                    1,725
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            14,547                   (5,176)
                                         ----------               ----------
 Net increase (decrease) in net
  assets resulting from
  operations                                 16,182                   14,612
                                         ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                   48,492                  112,998
 Net transfers                                1,489                   37,451
 Surrenders for benefit
  payments and fees                          (8,782)                  (4,093)
 Other transactions                              --                       33
 Net loan activity                              (26)                     (23)
 Net annuity transactions                        --                       --
                                         ----------               ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               41,173                  146,366
                                         ----------               ----------
 Net increase (decrease) in net
  assets                                     57,355                  160,978
NET ASSETS:
 Beginning of year                           55,215                  168,681
                                         ----------               ----------
 End of year                               $112,570                 $329,659
                                         ==========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2010     ALLIANCEBERNSTEIN 2020          ALLIANCEBERNSTEIN 2030
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY             RETIREMENT STRATEGY
                                       SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $281                      $5,839                          $5,659
 Net realized gain (loss) on
  security transactions                     4,571                      39,617                          41,944
 Net realized gain on
  distributions                                --                          --                              --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 570                      21,497                          38,195
                                        ---------                 -----------                     -----------
 Net increase (decrease) in
  net assets resulting from
  operations                                5,422                      66,953                          85,798
                                        ---------                 -----------                     -----------
UNIT TRANSACTIONS:
 Purchases                                  1,441                     103,082                         100,321
 Net transfers                                 --                      17,382                         (10,768)
 Surrenders for benefit
  payments and fees                       (35,260)                   (285,585)                       (190,516)
 Other transactions                            --                          --                              --
 Net loan activity                             --                         (26)                            (50)
 Net annuity transactions                      --                          --                              --
                                        ---------                 -----------                     -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (33,819)                   (165,147)                       (101,013)
                                        ---------                 -----------                     -----------
 Net increase (decrease) in
  net assets                              (28,397)                    (98,194)                        (15,215)
NET ASSETS:
 Beginning of year                         61,023                     502,665                         435,014
                                        ---------                 -----------                     -----------
 End of year                              $32,626                    $404,471                        $419,799
                                        =========                 ===========                     ===========

                                                                                       AMERICAN FUNDS
                                 ALLIANCEBERNSTEIN 2040        AMERICAN FUNDS             AMERICAN
                                   RETIREMENT STRATEGY           AMCAP FUND             BALANCED FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $1,625                  $(19,026)                 $29,082
 Net realized gain (loss) on
  security transactions                     39,918                   261,392                  529,329
 Net realized gain on
  distributions                                 --                   272,451                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               15,446                   449,374                  653,360
                                       -----------              ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                56,989                   964,191                1,211,771
                                       -----------              ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  77,582                   606,933                  962,921
 Net transfers                              34,786                  (141,433)                (150,747)
 Surrenders for benefit
  payments and fees                       (172,559)                 (520,777)              (1,080,390)
 Other transactions                             --                       423                      (22)
 Net loan activity                             (54)                     (186)                    (433)
 Net annuity transactions                       --                        --                       --
                                       -----------              ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (60,245)                  (55,040)                (268,671)
                                       -----------              ------------            -------------
 Net increase (decrease) in
  net assets                                (3,256)                  909,151                  943,100
NET ASSETS:
 Beginning of year                         230,431                 2,714,777                6,033,123
                                       -----------              ------------            -------------
 End of year                              $227,175                $3,623,928               $6,976,223
                                       ===========              ============            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS           AMERICAN FUNDS
                                              CAPITAL INCOME             EUROPACIFIC
                                               BUILDER FUND              GROWTH FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $457,576                 $109,130
 Net realized gain (loss) on security
  transactions                                       650,445                  635,793
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,387,782                4,008,508
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        2,495,803                4,753,431
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         3,072,905                5,210,644
 Net transfers                                        69,775                  850,354
 Surrenders for benefit payments and
  fees                                            (3,251,315)              (3,536,992)
 Other transactions                                     (256)                    (544)
 Net loan activity                                      (611)                  (1,147)
 Net annuity transactions                                 --                       --
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (109,502)               2,522,315
                                               -------------            -------------
 Net increase (decrease) in net assets             2,386,301                7,275,746
NET ASSETS:
 Beginning of year                                18,742,554               22,855,760
                                               -------------            -------------
 End of year                                     $21,128,855              $30,131,506
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
                                       FUNDAMENTAL                 NEW                 THE BOND FUND
                                     INVESTORS FUND          PERSPECTIVE FUND           OF AMERICA
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $51,883                $(11,411)                 $64,926
 Net realized gain (loss) on
  security transactions                   1,130,028                 303,168                   91,524
 Net realized gain on
  distributions                             312,537                 300,478                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         2,577,369                 729,755                 (340,378)
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              4,071,817               1,321,990                 (183,928)
                                      -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,529,657               1,039,196                  955,528
 Net transfers                              (35,838)                 24,380                 (221,766)
 Surrenders for benefit
  payments and fees                      (1,920,448)               (846,400)              (1,204,107)
 Other transactions                            (244)                    137                       26
 Net loan activity                             (474)                   (170)                    (213)
 Net annuity transactions                        --                      --                       --
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              572,653                 217,143                 (470,532)
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets                                  4,644,470               1,539,133                 (654,460)
NET ASSETS:
 Beginning of year                       13,501,671               5,135,293                6,090,560
                                      -------------            ------------            -------------
 End of year                            $18,146,141              $6,674,426               $5,436,100
                                      =============            ============            =============

                                                                                       AMERICAN FUNDS
                                     AMERICAN FUNDS           AMERICAN FUNDS           THE INVESTMENT
                                     THE GROWTH FUND          THE INCOME FUND              COMPANY
                                     OF AMERICA FUND            OF AMERICA               OF AMERICA
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(231,206)                $261,050                  $53,119
 Net realized gain (loss) on
  security transactions                   2,254,250                  588,559                  536,228
 Net realized gain on
  distributions                           2,419,156                       --                  575,483
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         5,441,145                  929,979                1,037,208
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              9,883,345                1,779,588                2,202,038
                                      -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                5,084,118                2,086,508                1,305,047
 Net transfers                             (372,991)                 570,125                 (703,812)
 Surrenders for benefit
  payments and fees                      (5,758,660)              (2,396,055)              (1,059,808)
 Other transactions                            (799)                    (190)                     (32)
 Net loan activity                           (1,887)                    (291)                    (227)
 Net annuity transactions                        --                       --                       --
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (1,050,219)                 260,097                 (458,832)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets                                  8,833,126                2,039,685                1,743,206
NET ASSETS:
 Beginning of year                       31,059,167               10,363,025                7,291,355
                                      -------------            -------------            -------------
 End of year                            $39,892,293              $12,402,710               $9,034,561
                                      =============            =============            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS          AMERICAN FUNDS
                                                 THE NEW                WASHINGTON
                                               ECONOMY FUND          MUTUAL INVESTORS
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(9,652)                $44,548
 Net realized gain (loss) on security
  transactions                                       76,907                 357,193
 Net realized gain on distributions                 138,011                  81,675
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          395,478                 475,045
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         600,744                 958,461
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          276,547                 529,076
 Net transfers                                      400,120                  26,071
 Surrenders for benefit payments and
  fees                                             (170,513)               (379,066)
 Other transactions                                      25                     (11)
 Net loan activity                                      (61)                   (234)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  506,118                 175,836
                                               ------------            ------------
 Net increase (decrease) in net assets            1,106,862               1,134,297
NET ASSETS:
 Beginning of year                                1,213,178               3,064,560
                                               ------------            ------------
 End of year                                     $2,320,040              $4,198,857
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     AMERICAN FUNDS
                                            AMERICAN FUNDS            CAPITAL WORLD          AMERICAN FUNDS
                                               AMERICAN                 GROWTH &                SMALLCAP
                                              MUTUAL FUND              INCOME FUND             WORLD FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $58,104                 $391,152               $(6,441)
 Net realized gain (loss) on security
  transactions                                     354,169                  873,316                56,823
 Net realized gain on distributions                103,059                       --                42,181
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         575,686                3,835,475                93,777
                                             -------------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      1,091,018                5,099,943               186,340
                                             -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                         691,113                3,922,074               126,151
 Net transfers                                    (200,198)                 428,696                   860
 Surrenders for benefit payments and
  fees                                          (1,182,388)              (3,583,329)              (71,515)
 Other transactions                                    245                      414                  (241)
 Net loan activity                                    (197)                    (984)                  (12)
 Net annuity transactions                               --                       --                    --
                                             -------------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (691,425)                 766,871                55,243
                                             -------------            -------------            ----------
 Net increase (decrease) in net assets             399,593                5,866,814               241,583
NET ASSETS:
 Beginning of year                               4,046,968               20,976,896               634,093
                                             -------------            -------------            ----------
 End of year                                    $4,446,561              $26,843,710              $875,676
                                             =============            =============            ==========


                                               ARIEL                                       ARTISAN
                                            APPRECIATION                                   MID CAP
                                                FUND               ARIEL FUND             VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $209                 $(166)                $14,539
 Net realized gain (loss) on security
  transactions                                    2,962                 4,512                  93,884
 Net realized gain on distributions              10,067                    --                 193,020
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       35,900                56,037                 958,029
                                             ----------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      49,138                60,383               1,259,472
                                             ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       10,154                19,519                 697,905
 Net transfers                                   17,732                17,564                 115,097
 Surrenders for benefit payments and
  fees                                          (15,015)               (3,187)               (468,459)
 Other transactions                                  (2)                   (1)                   (148)
 Net loan activity                                   --                    --                     (74)
 Net annuity transactions                            --                    --                      --
                                             ----------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               12,869                33,895                 344,321
                                             ----------            ----------            ------------
 Net increase (decrease) in net assets           62,007                94,278               1,603,793
NET ASSETS:
 Beginning of year                              104,950               125,981               3,413,763
                                             ----------            ----------            ------------
 End of year                                   $166,957              $220,259              $5,017,556
                                             ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       AVE MARIA
                                                AVE MARIA                RISING
                                            OPPORTUNITY FUND         DIVIDEND FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(501)                  $5,532
 Net realized gain (loss) on security
  transactions                                        109                   20,443
 Net realized gain on distributions                 1,710                   23,876
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          8,449                  217,950
                                                ---------             ------------
 Net increase (decrease) in net assets
  resulting from operations                         9,767                  267,801
                                                ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                         48,116                  219,866
 Net transfers                                       (796)                 317,625
 Surrenders for benefit payments and
  fees                                               (262)                 (23,247)
 Other transactions                                    --                        3
 Net loan activity                                     --                      (47)
 Net annuity transactions                              --                       --
                                                ---------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 47,058                  514,200
                                                ---------             ------------
 Net increase (decrease) in net assets             56,825                  782,001
NET ASSETS:
 Beginning of year                                 22,332                  603,463
                                                ---------             ------------
 End of year                                      $79,157               $1,385,464
                                                =========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AVE MARIA         LIFEPATH 2020          LIFEPATH 2030
                                      GROWTH FUND          PORTFOLIO              PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(2,035)           $231,472               $201,096
 Net realized gain (loss) on
  security transactions                     11,473             303,540                454,056
 Net realized gain on
  distributions                              6,947           1,283,257              1,358,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year               29,817              44,788                458,103
                                     -------------       -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                46,202           1,863,057              2,472,107
                                     -------------       -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 109,397           4,098,627              4,762,655
 Net transfers                              (7,519)           (541,449)                30,074
 Surrenders for benefit
  payments and fees                        (45,014)         (2,903,825)            (3,505,053)
 Other transactions                             --                (268)                  (476)
 Net loan activity                             (24)             (1,852)                (2,529)
 Net annuity transactions                       --                  --                     --
                                     -------------       -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         56,840             651,233              1,284,671
                                     -------------       -------------          -------------
 Net increase (decrease) in
  net assets                               103,042           2,514,290              3,756,778
NET ASSETS:
 Beginning of year                         117,285          20,040,261             18,200,764
                                     -------------       -------------          -------------
 End of year                              $220,327         $22,554,551            $21,957,542
                                     =============       =============          =============

                                                           LIFEPATH
                                     LIFEPATH 2040        RETIREMENT             LIFEPATH 2050
                                       PORTFOLIO           PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $196,343             $48,077                 $17,192
 Net realized gain (loss) on
  security transactions                    275,429              69,688                  36,488
 Net realized gain on
  distributions                          1,278,685             302,552                  84,903
 Net unrealized appreciation
  (depreciation) of
  investments during the year              883,204            (117,066)                 97,624
                                     -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,633,661             303,251                 236,207
                                     -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               4,089,874             945,737                 618,248
 Net transfers                            (205,524)             82,723                 (21,119)
 Surrenders for benefit
  payments and fees                     (2,095,133)         (1,364,284)               (241,513)
 Other transactions                           (227)                  4                     (10)
 Net loan activity                          (1,885)               (223)                    (84)
 Net annuity transactions                       --                  --                      --
                                     -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,787,105            (336,043)                355,522
                                     -------------       -------------            ------------
 Net increase (decrease) in
  net assets                             4,420,766             (32,792)                591,729
NET ASSETS:
 Beginning of year                      15,311,869           5,478,537               1,032,368
                                     -------------       -------------            ------------
 End of year                           $19,732,635          $5,445,745              $1,624,097
                                     =============       =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                     BLACKROCK             BLACKROCK
                                   LIFEPATH 2025         LIFEPATH 2035
                                        FUND                 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $397                 $156
 Net realized gain (loss) on
  security transactions                     700                  174
 Net realized gain on
  distributions                           2,620                  978
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,157                1,251
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,874                2,559
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              112,983               32,977
 Net transfers                          (12,202)              (2,130)
 Surrenders for benefit
  payments and fees                      (2,014)              (1,061)
 Other transactions                          --                   --
 Net loan activity                          (61)                 (57)
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      98,706               29,729
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            106,580               32,288
NET ASSETS:
 Beginning of year                        5,135                  941
                                     ----------            ---------
 End of year                           $111,715              $33,229
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BLACKROCK            BLACKROCK
                                  LIFEPATH 2045        LIFEPATH 2055             BARON
                                      FUND                 FUND              SMALL CAP FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (3)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $221                 $172                   $(950)
 Net realized gain (loss) on
  security transactions                   192                    3                  41,492
 Net realized gain on
  distributions                         1,006                  727                  97,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,372                1,176                 580,678
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,791                2,078                 718,759
                                    ---------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                             30,785               20,223                 411,551
 Net transfers                          1,695                  252                 (24,647)
 Surrenders for benefit
  payments and fees                    (1,067)                 (43)               (139,386)
 Other transactions                        --                   --                      13
 Net loan activity                        (57)                  --                     (23)
 Net annuity transactions                  --                   --                      --
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    31,356               20,432                 247,508
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets                           34,147               22,510                 966,267
NET ASSETS:
 Beginning of year                         10                   --               1,774,327
                                    ---------            ---------            ------------
 End of year                          $34,157              $22,510              $2,740,594
                                    =========            =========            ============

                                    BLACKROCK
                                 U.S. GOVERNMENT           BLACKROCK                BLACKROCK
                                       BOND                  EQUITY                  CAPITAL
                                    PORTFOLIO            DIVIDEND FUND          APPRECIATION FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,312                 $46,743                  $(4,055)
 Net realized gain (loss) on
  security transactions                   (226)                109,330                  310,349
 Net realized gain on
  distributions                          1,586                   3,970                   60,644
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (13,779)                599,022                  (25,218)
                                    ----------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (9,107)                759,065                  341,720
                                    ----------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              32,939                 686,479                  529,643
 Net transfers                         (17,364)                884,183               (1,758,145)
 Surrenders for benefit
  payments and fees                    (14,562)               (651,332)                 (61,906)
 Other transactions                          1                     235                      (14)
 Net loan activity                          --                    (168)                      (6)
 Net annuity transactions                   --                      --                       --
                                    ----------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,014                 919,397               (1,290,428)
                                    ----------            ------------            -------------
 Net increase (decrease) in
  net assets                            (8,093)              1,678,462                 (948,708)
NET ASSETS:
 Beginning of year                     288,646               2,792,567                1,413,532
                                    ----------            ------------            -------------
 End of year                          $280,553              $4,471,029                 $464,824
                                    ==========            ============            =============

(3)  Funded as of February 21, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                     BLACKROCK
                                  FLEXIBLE EQUITY        CALVERT VP SRI
                                       FUND            BALANCED PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $486                 $1,634
 Net realized gain (loss) on
  security transactions                  4,904                  2,401
 Net realized gain on
  distributions                             --                 41,160
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,660                 27,813
                                     ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,050                 73,008
                                     ---------             ----------
UNIT TRANSACTIONS:
 Purchases                              38,697                  1,841
 Net transfers                           1,669                (17,364)
 Surrenders for benefit
  payments and fees                    (26,537)                (2,013)
 Other transactions                         --                     --
 Net loan activity                          (6)                    --
 Net annuity transactions                   --                     --
                                     ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,823                (17,536)
                                     ---------             ----------
 Net increase (decrease) in
  net assets                            31,873                 55,472
NET ASSETS:
 Beginning of year                      66,556                434,078
                                     ---------             ----------
 End of year                           $98,429               $489,550
                                     =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   CALVERT EQUITY           CALVERT BOND              CALVERT
                                     PORTFOLIO               PORTFOLIO              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(23,841)                $31,627                $15,368
 Net realized gain (loss) on
  security transactions                  398,334                   6,667                 21,568
 Net realized gain on
  distributions                          200,322                   4,364                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            607,455                (115,779)               (52,251)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,182,270                 (73,121)               (15,315)
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                               791,928                 505,797                119,633
 Net transfers                          (339,896)               (256,266)                18,577
 Surrenders for benefit
  payments and fees                     (772,756)               (378,525)              (171,005)
 Other transactions                            3                      (1)                    --
 Net loan activity                          (179)                    (64)                   (11)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (320,900)               (129,059)               (32,806)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                             861,370                (202,180)               (48,121)
NET ASSETS:
 Beginning of year                     4,058,581               2,309,668                911,409
                                    ------------            ------------            -----------
 End of year                          $4,919,951              $2,107,488               $863,288
                                    ============            ============            ===========

                                     COLUMBIA          COLUMBIA MARSICO          COLUMBIA
                                    CONTRARIAN           21ST CENTURY            SMALL CAP
                                    CORE FUND                FUND              VALUE I FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(694)                $(825)                $(221)
 Net realized gain (loss) on
  security transactions                108,366                 5,649                 7,363
 Net realized gain on
  distributions                         42,418                    --                12,452
 Net unrealized appreciation
  (depreciation) of
  investments during the year           63,027                17,506                 3,391
                                    ----------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           213,117                22,330                22,985
                                    ----------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                             121,593                27,694                 8,474
 Net transfers                          33,075               (44,043)               (2,105)
 Surrenders for benefit
  payments and fees                    (86,941)               (3,103)               (2,534)
 Other transactions                         --                    --                    (2)
 Net loan activity                         (32)                   (3)                   (7)
 Net annuity transactions                   --                    --                    --
                                    ----------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     67,695               (19,455)                3,826
                                    ----------             ---------             ---------
 Net increase (decrease) in
  net assets                           280,812                 2,875                26,811
NET ASSETS:
 Beginning of year                     550,941                73,673                68,582
                                    ----------             ---------             ---------
 End of year                          $831,753               $76,548               $95,393
                                    ==========             =========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA MARSICO
                                              INTERNATIONAL            COLUMBIA
                                              OPPORTUNITIES             MID CAP
                                                  FUND                VALUE FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $63                 $(5,506)
 Net realized gain (loss) on security
  transactions                                         67                 107,496
 Net realized gain on distributions                    --                  98,982
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,024                  71,942
                                                ---------             -----------
 Net increase (decrease) in net assets
  resulting from operations                         2,154                 272,914
                                                ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                             --                 145,584
 Net transfers                                         --                 (77,947)
 Surrenders for benefit payments and
  fees                                             (2,233)               (257,122)
 Other transactions                                    (1)                      1
 Net loan activity                                     --                     (27)
 Net annuity transactions                              --                      --
                                                ---------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (2,234)               (189,511)
                                                ---------             -----------
 Net increase (decrease) in net assets                (80)                 83,403
NET ASSETS:
 Beginning of year                                 12,753                 907,065
                                                ---------             -----------
 End of year                                      $12,673                $990,468
                                                =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  COLUMBIA MARSICO            CRM
                                               COLUMBIA                GROWTH               MID CAP
                                              ACORN FUND              VS FUND              VALUE FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(6,385)              $(6,185)                  $85
 Net realized gain (loss) on security
  transactions                                     89,419                34,750                 7,680
 Net realized gain on distributions               180,260               137,136                30,457
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        403,709                38,486                16,146
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       667,003               204,187                54,368
                                             ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        553,477               120,957                17,009
 Net transfers                                   (117,267)              (85,927)               (7,898)
 Surrenders for benefit payments and
  fees                                           (242,150)              (94,866)              (38,086)
 Other transactions                                   221                    41                    (1)
 Net loan activity                                    (62)                  (24)                  (12)
 Net annuity transactions                              --                    --                    --
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                194,219               (59,819)              (28,988)
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets            861,222               144,368                25,380
NET ASSETS:
 Beginning of year                              2,092,546               635,882               187,450
                                             ------------            ----------            ----------
 End of year                                   $2,953,768              $780,250              $212,830
                                             ============            ==========            ==========

                                              COLUMBIA               CALAMOS
                                              SMALL CAP           INTERNATIONAL            DAVIS
                                              CORE FUND            GROWTH FUND         FINANCIAL FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (4)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(1,128)                $1                   $(545)
 Net realized gain (loss) on security
  transactions                                    48,892                 --                   4,998
 Net realized gain on distributions                9,666                 --                   1,983
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (16,036)                21                  25,377
                                             -----------              -----              ----------
 Net increase (decrease) in net assets
  resulting from operations                       41,394                 22                  31,813
                                             -----------              -----              ----------
UNIT TRANSACTIONS:
 Purchases                                        32,322                547                  18,126
 Net transfers                                   (17,056)                --                  (2,444)
 Surrenders for benefit payments and
  fees                                          (228,111)                (2)                (11,975)
 Other transactions                                   (1)                --                     (34)
 Net loan activity                                    --                 --                     (26)
 Net annuity transactions                             --                 --                      --
                                             -----------              -----              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (212,846)               545                   3,647
                                             -----------              -----              ----------
 Net increase (decrease) in net assets          (171,452)               567                  35,460
NET ASSETS:
 Beginning of year                               297,135                 --                 104,792
                                             -----------              -----              ----------
 End of year                                    $125,683               $567                $140,252
                                             ===========              =====              ==========

(4)  Funded as of April 12, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  DAVIS
                                                 NEW YORK                DAVIS
                                               VENTURE FUND         OPPORTUNITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(12,069)              $(1,093)
 Net realized gain (loss) on security
  transactions                                      222,586                15,432
 Net realized gain on distributions                 753,052                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          890,690                38,144
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       1,854,259                52,483
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                          977,190                27,255
 Net transfers                                     (274,189)               (4,802)
 Surrenders for benefit payments and
  fees                                             (828,980)              (11,042)
 Other transactions                                     (48)                    1
 Net loan activity                                     (292)                  (17)
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (126,319)               11,395
                                               ------------            ----------
 Net increase (decrease) in net assets            1,727,940                63,878
NET ASSETS:
 Beginning of year                                5,536,362               123,502
                                               ------------            ----------
 End of year                                     $7,264,302              $187,380
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              DELAWARE              DELAWARE                DREYFUS
                                            DIVERSIFIED         EXTENDED DURATION         BOND MARKET
                                            INCOME FUND             BOND FUND              INDEX FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,068                  $6                   $120,534
 Net realized gain (loss) on security
  transactions                                      (85)                 --                    (24,172)
 Net realized gain on distributions                  --                  --                     84,341
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (3,143)                (11)                  (369,023)
                                             ----------               -----               ------------
 Net increase (decrease) in net assets
  resulting from operations                      (1,160)                 (5)                  (188,320)
                                             ----------               -----               ------------
UNIT TRANSACTIONS:
 Purchases                                       67,340                 206                  1,302,969
 Net transfers                                   52,825                  --                    346,409
 Surrenders for benefit payments and
  fees                                           (2,843)                 (2)                  (696,024)
 Other transactions                                   2                  --                         12
 Net loan activity                                  (13)                 --                       (453)
 Net annuity transactions                            --                  --                         --
                                             ----------               -----               ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              117,311                 204                    952,913
                                             ----------               -----               ------------
 Net increase (decrease) in net assets          116,151                 199                    764,593
NET ASSETS:
 Beginning of year                                8,150                  68                  5,629,074
                                             ----------               -----               ------------
 End of year                                   $124,301                $267                 $6,393,667
                                             ==========               =====               ============

                                            DREYFUS VIF             DREYFUS                 DREYFUS
                                           APPRECIATION       INTERNATIONAL STOCK            MIDCAP
                                             PORTFOLIO             INDEX FUND              INDEX FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $95                 $5,545                  $21,734
 Net realized gain (loss) on security
  transactions                                   5,158                    330                  273,936
 Net realized gain on distributions                 34                  2,810                  189,163
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,490                 27,309                  658,040
                                             ---------             ----------             ------------
 Net increase (decrease) in net assets
  resulting from operations                      6,777                 35,994                1,142,873
                                             ---------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                       2,728                115,054                1,094,424
 Net transfers                                 (69,547)                13,670                  577,041
 Surrenders for benefit payments and
  fees                                          (2,189)                (2,381)                (704,799)
 Other transactions                                 --                     --                      (17)
 Net loan activity                                  --                     (5)                    (230)
 Net annuity transactions                           --                     --                       --
                                             ---------             ----------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (69,008)               126,338                  966,419
                                             ---------             ----------             ------------
 Net increase (decrease) in net assets         (62,231)               162,332                2,109,292
NET ASSETS:
 Beginning of year                              79,848                116,212                3,303,917
                                             ---------             ----------             ------------
 End of year                                   $17,617               $278,544               $5,413,209
                                             =========             ==========             ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                        DREYFUS
                                     SMALLCAP STOCK            DREYFUS
                                       INDEX FUND          SMALL CAP FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (5)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8,379                  $(2)
 Net realized gain (loss) on
  security transactions                    158,344                2,477
 Net realized gain on
  distributions                            103,488                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          507,876               (1,579)
                                      ------------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                               778,087                  896
                                      ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 656,127                   --
 Net transfers                             512,124              (29,351)
 Surrenders for benefit
  payments and fees                       (428,359)                  --
 Other transactions                              8                   --
 Net loan activity                            (101)                  --
 Net annuity transactions                       --                   --
                                      ------------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             739,799              (29,351)
                                      ------------            ---------
 Net increase (decrease) in net
  assets                                 1,517,886              (28,455)
NET ASSETS:
 Beginning of year                       1,614,945               28,455
                                      ------------            ---------
 End of year                            $3,132,831                 $ --
                                      ============            =========

(5)  Effective April 26, 2013 Dreyfus Small Cap Fund was liquidated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  DREYFUS
                                   DREYFUS VIF           DREYFUS VIF             SOCIALLY
                                   GROWTH AND              QUALITY              RESPONSIBLE
                                INCOME PORTFOLIO       BOND PORTFOLIO        GROWTH FUND, INC.
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (6)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $6                  $3,919                  $(14)
 Net realized gain (loss) on
  security transactions                    4                  11,469                     1
 Net realized gain on
  distributions                           --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            830                 (19,594)                  547
                                     -------             -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             840                  (4,206)                  534
                                     -------             -----------             ---------
UNIT TRANSACTIONS:
 Purchases                               313                   7,727                    --
 Net transfers                            --                (259,911)                9,732
 Surrenders for benefit
  payments and fees                       --                      --                    --
 Other transactions                       --                      --                    --
 Net loan activity                        --                      --                    --
 Net annuity transactions                 --                      --                    --
                                     -------             -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      313                (252,184)                9,732
                                     -------             -----------             ---------
 Net increase (decrease) in
  net assets                           1,153                (256,390)               10,266
NET ASSETS:
 Beginning of year                     2,198                 317,016                    --
                                     -------             -----------             ---------
 End of year                          $3,351                 $60,626               $10,266
                                     =======             ===========             =========

                                                      DREYFUS
                                  DREYFUS          INTERMEDIATE        EATON VANCE
                                  S&P 500              TERM             LARGE-CAP
                                INDEX FUND          INCOME FUND         VALUE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $90,460             $37,197            $85,400
 Net realized gain (loss) on
  security transactions              351,124              95,826            466,970
 Net realized gain on
  distributions                      183,787               2,157            390,979
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,392,830            (200,192)         1,349,942
                               -------------       -------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,018,201             (65,012)         2,293,291
                               -------------       -------------       ------------
UNIT TRANSACTIONS:
 Purchases                         1,763,283             270,905          1,545,417
 Net transfers                       547,324            (641,994)          (467,749)
 Surrenders for benefit
  payments and fees               (1,062,925)         (1,181,051)        (1,556,798)
 Other transactions                      113                  (2)               (17)
 Net loan activity                      (363)                (23)              (352)
 Net annuity transactions                 --                  --                 --
                               -------------       -------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,247,432          (1,552,165)          (479,499)
                               -------------       -------------       ------------
 Net increase (decrease) in
  net assets                       3,265,633          (1,617,177)         1,813,792
NET ASSETS:
 Beginning of year                 5,993,633           3,119,414          7,884,453
                               -------------       -------------       ------------
 End of year                      $9,259,266          $1,502,237         $9,698,245
                               =============       =============       ============

(6)  Funded as of October 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                             EATON VANCE
                                     EATON VANCE              WORLDWIDE
                                       DIVIDEND                HEALTH
                                     BUILDER FUND           SCIENCES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9,686                  $(844)
 Net realized gain (loss) on
  security transactions                    64,251                 44,251
 Net realized gain on
  distributions                                --                 43,416
 Net unrealized appreciation
  (depreciation) of
  investments during the year             199,356                 57,744
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              273,293                144,567
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                216,855                171,553
 Net transfers                           (126,180)                   716
 Surrenders for benefit
  payments and fees                      (192,920)              (232,775)
 Other transactions                            (2)                  (547)
 Net loan activity                           (110)                   (59)
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (102,357)               (61,112)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              170,936                 83,455
NET ASSETS:
 Beginning of year                      1,176,253                325,163
                                     ------------            -----------
 End of year                           $1,347,189               $408,618
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EATON VANCE                                 EATON VANCE
                                    INCOME FUND            EATON VANCE        ATLANTA CAPITAL
                                     OF BOSTON            BALANCED FUND        SMID-CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $103,300                 $102                 $(612)
 Net realized gain (loss) on
  security transactions                   26,730                6,474                 4,251
 Net realized gain on
  distributions                               --                   22                   904
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (2,882)              (2,621)               20,437
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             127,148                3,977                24,980
                                    ------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               429,692                  628                33,162
 Net transfers                            86,020              (26,727)              122,008
 Surrenders for benefit
  payments and fees                     (489,732)                 (24)               (7,150)
 Other transactions                          265                   --                    --
 Net loan activity                          (147)                  --                   (17)
 Net annuity transactions                     --                   --                    --
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       26,098              (26,123)              148,003
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets                             153,246              (22,146)              172,983
NET ASSETS:
 Beginning of year                     2,002,627               22,495                10,803
                                    ------------            ---------            ----------
 End of year                          $2,155,873                 $349              $183,786
                                    ============            =========            ==========

                                                          WELLS FARGO
                                                           ADVANTAGE               WELLS FARGO
                                   WELLS FARGO              EMERGING           ADVANTAGE UTILITY &
                                 ADVANTAGE ASSET            MARKETS             TELECOMMUNICATION
                                 ALLOCATION FUND          EQUITY FUND                 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,019                $(17,924)                  $571
 Net realized gain (loss) on
  security transactions                 14,884                   9,334                  3,233
 Net realized gain on
  distributions                             --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,830                 (53,035)                 2,545
                                    ----------            ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,733                 (61,625)                 6,349
                                    ----------            ------------              ---------
UNIT TRANSACTIONS:
 Purchases                              63,122                 651,991                  5,907
 Net transfers                         (40,940)                 87,569                  3,014
 Surrenders for benefit
  payments and fees                     (5,985)               (255,712)                  (554)
 Other transactions                         --                      (7)                    --
 Net loan activity                          --                    (153)                    --
 Net annuity transactions                   --                      --                     --
                                    ----------            ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     16,197                 483,688                  8,367
                                    ----------            ------------              ---------
 Net increase (decrease) in
  net assets                            36,930                 422,063                 14,716
NET ASSETS:
 Beginning of year                     204,055               1,806,264                 33,627
                                    ----------            ------------              ---------
 End of year                          $240,985              $2,228,327                $48,343
                                    ==========            ============              =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              ALGER CAPITAL
                                               APPRECIATION           ALGER MID CAP
                                              INSTITUTIONAL               GROWTH
                                                   FUND             INSTITUTIONAL FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(25,285)                $(9,057)
 Net realized gain (loss) on security
  transactions                                      271,034                  86,628
 Net realized gain on distributions                 746,396                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          655,358                 270,513
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       1,647,503                 348,084
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          900,025                 160,340
 Net transfers                                      393,293                 (74,051)
 Surrenders for benefit payments and
  fees                                             (864,804)               (305,827)
 Other transactions                                     (21)                     (1)
 Net loan activity                                     (357)                    (67)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  428,136                (219,606)
                                               ------------            ------------
 Net increase (decrease) in net assets            2,075,639                 128,478
NET ASSETS:
 Beginning of year                                4,519,976               1,071,775
                                               ------------            ------------
 End of year                                     $6,595,615              $1,200,253
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          ALGER SMALL CAP             NUVEEN                NUVEEN
                                               GROWTH                MID CAP               SMALL CAP
                                         INSTITUTIONAL FUND         INDEX FUND            INDEX FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(2,048)                $(2,431)                $108
 Net realized gain (loss) on security
  transactions                                   18,965                 117,852               13,514
 Net realized gain on distributions              45,030                  98,576                4,499
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,618                 399,399               10,301
                                             ----------            ------------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      67,565                 613,396               28,422
                                             ----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                       41,163                 562,793               26,287
 Net transfers                                   32,539                   6,571               (7,709)
 Surrenders for benefit payments and
  fees                                          (44,847)               (191,113)             (71,455)
 Other transactions                                  --                     (79)                   1
 Net loan activity                                  (18)                   (216)                  (7)
 Net annuity transactions                            --                      --                   --
                                             ----------            ------------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               28,837                 377,956              (52,883)
                                             ----------            ------------            ---------
 Net increase (decrease) in net assets           96,402                 991,352              (24,461)
NET ASSETS:
 Beginning of year                              176,716               1,804,895               89,194
                                             ----------            ------------            ---------
 End of year                                   $273,118              $2,796,247              $64,733
                                             ==========            ============            =========

                                               NUVEEN             NUVEEN MID CAP             NUVEEN
                                               EQUITY                 GROWTH                SMALL CAP
                                             INDEX FUND         OPPORTUNITIES FUND         SELECT FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,435                   $(816)                $(119)
 Net realized gain (loss) on security
  transactions                                   50,039                  13,193                  (447)
 Net realized gain on distributions              49,505                  67,427                 1,521
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       42,755                  35,164                 5,460
                                             ----------             -----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                     145,734                 114,968                 6,415
                                             ----------             -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                      206,804                  49,578                   873
 Net transfers                                  (16,871)                (78,599)              (10,000)
 Surrenders for benefit payments and
  fees                                          (69,780)                (82,862)              (27,220)
 Other transactions                                  (1)                    202                    --
 Net loan activity                                  (72)                     (5)                   --
 Net annuity transactions                            --                      --                    --
                                             ----------             -----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              120,080                (111,686)              (36,347)
                                             ----------             -----------             ---------
 Net increase (decrease) in net assets          265,814                   3,282               (29,932)
NET ASSETS:
 Beginning of year                              427,703                 363,071                47,793
                                             ----------             -----------             ---------
 End of year                                   $693,517                $366,353               $17,861
                                             ==========             ===========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             NUVEEN SANTA
                                                BARBARA              FIDELITY
                                               DIVIDEND           ADVISOR EQUITY
                                              GROWTH FUND          GROWTH FUND
                                            SUB-ACCOUNT (7)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $2                   $(642)
 Net realized gain (loss) on security
  transactions                                      --                  13,911
 Net realized gain on distributions                  3                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          29                  16,076
                                                 -----              ----------
 Net increase (decrease) in net assets
  resulting from operations                         34                  29,345
                                                 -----              ----------
UNIT TRANSACTIONS:
 Purchases                                         280                  20,000
 Net transfers                                     252                 (29,218)
 Surrenders for benefit payments and
  fees                                              --                 (14,524)
 Other transactions                                 --                       6
 Net loan activity                                  --                      --
 Net annuity transactions                           --                      --
                                                 -----              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 532                 (23,736)
                                                 -----              ----------
 Net increase (decrease) in net assets             566                   5,609
NET ASSETS:
 Beginning of year                                  --                 120,402
                                                 -----              ----------
 End of year                                      $566                $126,011
                                                 =====              ==========

(7)  Funded as of May 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     FIDELITY
                                                                     ADVISOR
                                              FIDELITY              LEVERAGED               FEDERATED
                                           ADVISOR VALUE             COMPANY                 EQUITY
                                          STRATEGIES FUND           STOCK FUND          INCOME FUND, INC.
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (8)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $293                $(12,918)                 $311
 Net realized gain (loss) on security
  transactions                                   24,064                 248,569                   667
 Net realized gain on distributions                  --                      --                 5,143
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       59,706                 753,878                11,032
                                             ----------            ------------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      84,063                 989,529                17,153
                                             ----------            ------------             ---------
UNIT TRANSACTIONS:
 Purchases                                          395                 607,263                 6,625
 Net transfers                                  (37,263)                 89,523                   810
 Surrenders for benefit payments and
  fees                                          (10,318)               (264,844)               (1,073)
 Other transactions                                  --                     (38)                   (2)
 Net loan activity                                   --                     (88)                  (10)
 Net annuity transactions                            --                      --                    --
                                             ----------            ------------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (47,186)                431,816                 6,350
                                             ----------            ------------             ---------
 Net increase (decrease) in net assets           36,877               1,421,345                23,503
NET ASSETS:
 Beginning of year                              309,188               2,588,716                55,190
                                             ----------            ------------             ---------
 End of year                                   $346,065              $4,010,061               $78,693
                                             ==========            ============             =========


                                             FEDERATED           FEDERATED MDT
                                           FUND FOR U.S.            MID CAP            FEDERATED
                                             GOVERNMENT             GROWTH            HIGH INCOME
                                          SECURITIES FUND       STRATEGIES FUND        BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (9)       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $5,666                $(521)              $258
 Net realized gain (loss) on security
  transactions                                   (3,737)                 474                 11
 Net realized gain on distributions                  --                8,080                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (12,401)              10,877                  5
                                             ----------            ---------            -------
 Net increase (decrease) in net assets
  resulting from operations                     (10,472)              18,910                274
                                             ----------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                                       47,804                6,184              1,556
 Net transfers                                  (28,053)              (1,531)                --
 Surrenders for benefit payments and
  fees                                          (26,752)                (862)               (20)
 Other transactions                                  --                   (1)                --
 Net loan activity                                   (8)                  --                 --
 Net annuity transactions                            --                   --                 --
                                             ----------            ---------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions               (7,009)               3,790              1,536
                                             ----------            ---------            -------
 Net increase (decrease) in net assets          (17,481)              22,700              1,810
NET ASSETS:
 Beginning of year                              353,605               46,752              4,329
                                             ----------            ---------            -------
 End of year                                   $336,124              $69,452             $6,139
                                             ==========            =========            =======

(8) Effective April 19, 2013 Federated Capital Appreciation Fund merged with Federated Equity Income Fund, Inc.

(9) Formerly Federated Mid Cap Growth Strategies Fund. Change effective January 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    FEDERATED
                                               FEDERATED            SHORT-TERM
                                              KAUFMAN FUND         INCOME FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(34,030)             $1,750
 Net realized gain (loss) on security
  transactions                                    312,145                 962
 Net realized gain on distributions               593,131                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        485,077              (3,155)
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     1,356,323                (443)
                                               ----------            --------
UNIT TRANSACTIONS:
 Purchases                                        593,247                 481
 Net transfers                                    (40,407)            (53,476)
 Surrenders for benefit payments and
  fees                                           (755,278)             (6,698)
 Other transactions                                  (323)                 --
 Net loan activity                                   (141)                 --
 Net annuity transactions                              --                  --
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (202,902)            (59,693)
                                               ----------            --------
 Net increase (decrease) in net assets          1,153,421             (60,136)
NET ASSETS:
 Beginning of year                              3,600,204             179,074
                                               ----------            --------
 End of year                                   $4,753,625            $118,938
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  FIDELITY VIP
                                             FEDERATED          FEDERATED            GROWTH
                                           TOTAL RETURN       INTERNATIONAL      OPPORTUNITIES
                                             BOND FUND         LEADERS FUND        PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,298               $1              $(1,357)
 Net realized gain (loss) on security
  transactions                                  (1,969)               1               10,385
 Net realized gain on distributions              1,330               --                  170
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (18,274)              46               95,512
                                             ---------             ----             --------
 Net increase (decrease) in net assets
  resulting from operations                    (10,615)              48              104,710
                                             ---------             ----             --------
UNIT TRANSACTIONS:
 Purchases                                      53,239              127                9,359
 Net transfers                                    (546)              --              (14,642)
 Surrenders for benefit payments and
  fees                                        (185,088)              (1)              (7,047)
 Other transactions                                  5               (1)                  --
 Net loan activity                                 (10)              --                   --
 Net annuity transactions                           --               --                   --
                                             ---------             ----             --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (132,400)             125              (12,330)
                                             ---------             ----             --------
 Net increase (decrease) in net assets        (143,015)             173               92,380
NET ASSETS:
 Beginning of year                             454,639              124              272,654
                                             ---------             ----             --------
 End of year                                  $311,624             $297             $365,034
                                             =========             ====             ========


                                           FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                             OVERSEAS        VALUE STRATEGIES         BALANCED
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,256                $661               $11,197
 Net realized gain (loss) on security
  transactions                                    105              24,524                20,966
 Net realized gain on distributions               502                  --                44,715
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     21,095              60,486               115,304
                                             --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    22,958              85,671               192,182
                                             --------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                     11,944               5,977                 6,914
 Net transfers                                 60,389             135,519               634,330
 Surrenders for benefit payments and
  fees                                           (740)            (21,894)             (111,467)
 Other transactions                                --                  --                     1
 Net loan activity                                 --                  --                    --
 Net annuity transactions                          --                  --                (6,444)
                                             --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             71,593             119,602               523,334
                                             --------            --------            ----------
 Net increase (decrease) in net assets         94,551             205,273               715,516
NET ASSETS:
 Beginning of year                             54,136             166,109               611,503
                                             --------            --------            ----------
 End of year                                 $148,687            $371,382            $1,327,019
                                             ========            ========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY VIP
                                               GROWTH &         FIDELITY VIP
                                                INCOME          FREEDOM 2020
                                              PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,600               $744
 Net realized gain (loss) on security
  transactions                                    7,836                 13
 Net realized gain on distributions                  --                545
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       38,641              4,738
                                               --------            -------
 Net increase (decrease) in net assets
  resulting from operations                      49,077              6,040
                                               --------            -------
UNIT TRANSACTIONS:
 Purchases                                        4,375              9,665
 Net transfers                                   55,224             25,257
 Surrenders for benefit payments and
  fees                                           (8,904)                --
 Other transactions                                  --                 --
 Net loan activity                                   --                 --
 Net annuity transactions                            --                 --
                                               --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions               50,695             34,922
                                               --------            -------
 Net increase (decrease) in net assets           99,772             40,962
NET ASSETS:
 Beginning of year                              157,964             23,834
                                               --------            -------
 End of year                                   $257,736            $64,796
                                               ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                           FREEDOM 2030        FREEDOM 2015        FREEDOM 2025
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $5,555               $(113)             $2,489
 Net realized gain (loss) on security
  transactions                                 23,234              24,783                  12
 Net realized gain on distributions             7,385               2,263               1,473
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     58,661              (5,266)              4,952
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    94,835              21,667               8,926
                                             --------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                    234,765               1,139              15,706
 Net transfers                                100,554            (161,086)            131,082
 Surrenders for benefit payments and
  fees                                         (1,384)               (439)                (50)
 Other transactions                                (1)                 --                  --
 Net loan activity                                (20)                 --                  --
 Net annuity transactions                          --                  --                  --
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            333,914            (160,386)            146,738
                                             --------            --------            --------
 Net increase (decrease) in net assets        428,749            (138,719)            155,664
NET ASSETS:
 Beginning of year                            158,118             188,580              23,063
                                             --------            --------            --------
 End of year                                 $586,867             $49,861            $178,727
                                             ========            ========            ========

                                            FIDELITY            TEMPLETON             TEMPLETON
                                         STOCK SELECTOR          GLOBAL               DEVELOPING
                                          ALL CAP FUND     OPPORTUNITIES TRUST      MARKETS TRUST
                                          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(36)               $(245)                 $6,337
 Net realized gain (loss) on security
  transactions                                  356                7,948                   7,719
 Net realized gain on distributions             143                   --                   8,068
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      475                9,247                 (39,345)
                                             ------              -------              ----------
 Net increase (decrease) in net assets
  resulting from operations                     938               16,950                 (17,221)
                                             ------              -------              ----------
UNIT TRANSACTIONS:
 Purchases                                      133               34,515                 221,723
 Net transfers                                   --              (36,806)                  5,147
 Surrenders for benefit payments and
  fees                                       (2,548)             (16,961)               (345,453)
 Other transactions                              --                    1                    (100)
 Net loan activity                               --                   --                     (22)
 Net annuity transactions                        --                   --                      --
                                             ------              -------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (2,415)             (19,251)               (118,705)
                                             ------              -------              ----------
 Net increase (decrease) in net assets       (1,477)              (2,301)               (135,926)
NET ASSETS:
 Beginning of year                            4,183               86,238               1,450,330
                                             ------              -------              ----------
 End of year                                 $2,706              $83,937              $1,314,404
                                             ======              =======              ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                         HIGH                 STRATEGIC
                                     INCOME FUND             INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $48,953                $139,449
 Net realized gain (loss) on
  security transactions                    14,598                  53,411
 Net realized gain on
  distributions                                --                  36,092
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (3,675)               (139,303)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               59,876                  89,649
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                282,507                 866,118
 Net transfers                              8,926                  92,694
 Surrenders for benefit
  payments and fees                      (108,955)               (808,796)
 Other transactions                           (10)                     (4)
 Net loan activity                            (33)                   (196)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       182,435                 149,816
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              242,311                 239,465
NET ASSETS:
 Beginning of year                        832,740               3,735,003
                                     ------------            ------------
 End of year                           $1,075,051              $3,974,468
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON                FRANKLIN                FRANKLIN
                                       GLOBAL             U.S. GOVERNMENT            SMALL CAP
                                     BOND FUND            SECURITIES FUND            VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $128,227                 $26,802                 $(4,496)
 Net realized gain (loss) on
  security transactions                   39,389                 (19,621)                165,274
 Net realized gain on
  distributions                              985                      --                 144,371
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (109,326)                (34,943)                505,252
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              59,275                 (27,762)                810,401
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               926,612                 141,563                 454,510
 Net transfers                             3,537                (456,691)                191,854
 Surrenders for benefit
  payments and fees                     (833,504)               (325,492)               (543,334)
 Other transactions                           35                      --                       3
 Net loan activity                           (99)                     --                    (129)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       96,581                (640,620)                102,904
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             155,856                (668,382)                913,305
NET ASSETS:
 Beginning of year                     4,086,478               1,346,714               2,420,396
                                    ------------            ------------            ------------
 End of year                          $4,242,334                $678,332              $3,333,701
                                    ============            ============            ============

                                       MUTUAL
                                  GLOBAL DISCOVERY            TEMPLETON           FRANKLIN
                                        FUND                 GROWTH FUND         INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $86,760                 $13,825            $420,847
 Net realized gain (loss) on
  security transactions                   556,524                 167,112             236,914
 Net realized gain on
  distributions                           582,803                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,310,284                 374,697             458,630
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,536,371                 555,634           1,116,391
                                    -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              2,138,492                 310,093           1,695,372
 Net transfers                         (1,034,597)                 59,396             299,496
 Surrenders for benefit
  payments and fees                    (1,963,481)               (305,387)         (1,775,516)
 Other transactions                          (545)                   (210)                (58)
 Net loan activity                           (529)                    (80)               (342)
 Net annuity transactions                      --                      --                  --
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (860,660)                 63,812             218,952
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            1,675,711                 619,446           1,335,343
NET ASSETS:
 Beginning of year                     10,914,321               1,829,640           8,297,407
                                    -------------            ------------       -------------
 End of year                          $12,590,032              $2,449,086          $9,632,750
                                    =============            ============       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                       FRANKLIN                TOTAL
                                     GROWTH FUND            RETURN FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(4,312)              $11,982
 Net realized gain (loss) on
  security transactions                   125,683                  (512)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             586,913               (19,433)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              708,284                (7,963)
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                829,068                92,244
 Net transfers                            502,009               (17,360)
 Surrenders for benefit
  payments and fees                      (356,293)              (88,378)
 Other transactions                           (11)                   36
 Net loan activity                           (161)                  (18)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       974,612               (13,476)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,682,896               (21,439)
NET ASSETS:
 Beginning of year                      2,109,819               440,802
                                     ------------            ----------
 End of year                           $3,792,715              $419,363
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                   FRANKLIN
                                   BALANCE SHEET               MUTUAL             MUTUAL
                                  INVESTMENT FUND           BEACON FUND         SHARES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $23,624                 $14,388             $25,226
 Net realized gain (loss) on
  security transactions                   15,650                  62,158             297,826
 Net realized gain on
  distributions                          303,935                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            537,810                 272,402             876,030
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             881,019                 348,948           1,199,082
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               147,864                 167,747             520,110
 Net transfers                           (70,050)                 (6,788)           (219,176)
 Surrenders for benefit
  payments and fees                     (209,689)               (223,980)         (1,550,480)
 Other transactions                           --                     (25)                (11)
 Net loan activity                           (56)                   (147)               (324)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (131,931)                (63,193)         (1,249,881)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             749,088                 285,755             (50,799)
NET ASSETS:
 Beginning of year                     2,528,648               1,284,573           4,957,774
                                    ------------            ------------       -------------
 End of year                          $3,277,736              $1,570,328          $4,906,975
                                    ============            ============       =============

                                                                   FRANKLIN                FRANKLIN
                                           FRANKLIN               TEMPLETON               TEMPLETON
                                        SMALL-MID CAP            CONSERVATIVE               GROWTH
                                         GROWTH FUND           ALLOCATION FUND         ALLOCATION FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(30,883)                $42,517                 $36,247
 Net realized gain (loss) on
  security transactions                       858,612                 100,918                 172,029
 Net realized gain on
  distributions                               812,520                 107,013                 137,723
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 333,109                  27,447                 629,060
                                         ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                1,973,358                 277,895                 975,059
                                         ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    784,705                 464,698               1,076,420
 Net transfers                                102,574                (124,268)               (104,647)
 Surrenders for benefit
  payments and fees                        (1,684,724)               (643,349)               (731,771)
 Other transactions                                45                      (7)                     (1)
 Net loan activity                                (72)                    (26)                   (423)
 Net annuity transactions                          --                      --                      --
                                         ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (797,472)               (302,952)                239,578
                                         ------------            ------------            ------------
 Net increase (decrease) in
  net assets                                1,175,886                 (25,057)              1,214,637
NET ASSETS:
 Beginning of year                          5,434,154               3,056,014               4,748,475
                                         ------------            ------------            ------------
 End of year                               $6,610,040              $3,030,957              $5,963,112
                                         ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      TEMPLETON
                                       MODERATE           TEMPLETON
                                   ALLOCATION FUND      FOREIGN FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $81,605            $151,583
 Net realized gain (loss) on
  security transactions                   212,207             854,566
 Net realized gain on
  distributions                           256,383             605,567
 Net unrealized appreciation
  (depreciation) of
  investments during the year             336,382           2,211,731
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              886,577           3,823,447
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              1,305,842           2,685,755
 Net transfers                           (134,040)           (338,938)
 Surrenders for benefit
  payments and fees                      (963,228)         (2,608,035)
 Other transactions                          (325)              1,062
 Net loan activity                           (375)               (281)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       207,874            (260,437)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                            1,094,451           3,563,010
NET ASSETS:
 Beginning of year                      6,550,911          14,006,013
                                     ------------       -------------
 End of year                           $7,645,362         $17,569,023
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN
                                  SMALL-MID CAP                              GOLDMAN SACHS
                                      GROWTH          HIGHLAND PREMIER      INCOME BUILDER
                                 SECURITIES FUND        GROWTH EQUITY            FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (10)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(953)               $(141)              $2,499
 Net realized gain (loss) on
  security transactions                  5,817                1,592               14,999
 Net realized gain on
  distributions                          8,419                  901                  758
 Net unrealized appreciation
  (depreciation) of
  investments during the year           29,120                2,003               (4,625)
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,403                4,355               13,631
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                 632                1,332               10,420
 Net transfers                          35,906              (24,592)             (19,195)
 Surrenders for benefit
  payments and fees                    (14,799)                 (14)             (20,398)
 Other transactions                         --                   (1)                  --
 Net loan activity                          --                   --                   --
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,739              (23,275)             (29,173)
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                            64,142              (18,920)             (15,542)
NET ASSETS:
 Beginning of year                     111,013               34,892               97,931
                                    ----------            ---------            ---------
 End of year                          $175,155              $15,972              $82,389
                                    ==========            =========            =========


                                  GOLDMAN SACHS        GOLDMAN SACHS         GOLDMAN SACHS
                                     CAPITAL            CORE FIXED       U.S. EQUITY INSIGHTS
                                   GROWTH FUND          INCOME FUND              FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (11)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(70)                $723                $ --
 Net realized gain (loss) on
  security transactions                 3,630                3,306                   2
 Net realized gain on
  distributions                         1,244                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,802)              (6,466)                179
                                    ---------            ---------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                            2,002               (2,437)                181
                                    ---------            ---------               -----
UNIT TRANSACTIONS:
 Purchases                                741               12,645                  52
 Net transfers                             --              (10,836)                 --
 Surrenders for benefit
  payments and fees                   (15,976)              (6,323)                 (2)
 Other transactions                        (1)                   1                   2
 Net loan activity                         --                   --                  --
 Net annuity transactions                  --                   --                  --
                                    ---------            ---------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (15,236)              (4,513)                 52
                                    ---------            ---------               -----
 Net increase (decrease) in
  net assets                          (13,234)              (6,950)                233
NET ASSETS:
 Beginning of year                     15,134               80,353                 517
                                    ---------            ---------               -----
 End of year                           $1,900              $73,403                $750
                                    =========            =========               =====

(10) Formerly Pyxis Premier Growth Equity Fund. Change effective February 8,
     2013.

(11) Formerly Goldman Sachs Structured U.S. Equity Fund. Change effective May 3, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS          GOLDMAN SACHS
                                      GOVERNMENT              GROWTH &
                                     INCOME FUND            INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $15,528                  $219
 Net realized gain (loss) on
  security transactions                   (29,744)               19,492
 Net realized gain on
  distributions                             6,332                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (66,291)               44,069
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (74,175)               63,780
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                382,116                20,587
 Net transfers                           (425,411)              (74,656)
 Surrenders for benefit
  payments and fees                      (427,136)              (20,467)
 Other transactions                           (13)                 (138)
 Net loan activity                            (47)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (470,491)              (74,674)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (544,666)              (10,894)
NET ASSETS:
 Beginning of year                      2,739,419               224,647
                                     ------------            ----------
 End of year                           $2,194,753              $213,753
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          GOLDMAN SACHS
                                   GOLDMAN SACHS          CONCENTRATED          GOLDMAN SACHS
                                       GROWTH             INTERNATIONAL            MID CAP
                                 OPPORTUNITIES FUND        EQUITY FUND            VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,642)                $(104)                  $(827)
 Net realized gain (loss) on
  security transactions                  29,486                 1,057                 153,573
 Net realized gain on
  distributions                          44,446                    --                 749,273
 Net unrealized appreciation
  (depreciation) of
  investments during the year            74,634                 2,887                 456,058
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            143,924                 3,840               1,358,077
                                     ----------             ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              104,542                 2,720                 450,722
 Net transfers                          (10,687)                 (691)               (146,694)
 Surrenders for benefit
  payments and fees                     (72,075)               (5,206)               (632,272)
 Other transactions                          --                    --                    (162)
 Net loan activity                          (49)                  (12)                   (461)
 Net annuity transactions                    --                    --                      --
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      21,731                (3,189)               (328,867)
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets                            165,655                   651               1,029,210
NET ASSETS:
 Beginning of year                      449,106                14,914               4,419,724
                                     ----------             ---------            ------------
 End of year                           $614,761               $15,565              $5,448,934
                                     ==========             =========            ============


                                   GOLDMAN SACHS          GOLDMAN SACHS         GOLDMAN SACHS
                                     SMALL CAP              STRATEGIC                HIGH
                                     VALUE FUND            GROWTH FUND            YIELD FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,743)               $(153)               $242,074
 Net realized gain (loss) on
  security transactions                  241,753                2,318                  17,099
 Net realized gain on
  distributions                          328,237                1,393                 152,257
 Net unrealized appreciation
  (depreciation) of
  investments during the year            461,183                  305                (117,577)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,018,430                3,863                 293,853
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               597,312                2,315                 875,826
 Net transfers                           235,854                   --                  (4,433)
 Surrenders for benefit
  payments and fees                     (603,452)             (12,606)               (617,137)
 Other transactions                         (165)                  --                     586
 Net loan activity                          (113)                  --                    (142)
 Net annuity transactions                     --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      229,436              (10,291)                254,700
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                           1,247,866               (6,428)                548,553
NET ASSETS:
 Beginning of year                     2,571,169               17,397               3,903,691
                                    ------------            ---------            ------------
 End of year                          $3,819,035              $10,969              $4,452,244
                                    ============            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             GOLDMAN SACHS          GOLDMAN SACHS
                                               LARGE CAP            SMALL/MID CAP
                                               VALUE FUND            GROWTH FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(398)               $(3,990)
 Net realized gain (loss) on security
  transactions                                     49,344                 16,279
 Net realized gain on distributions                    --                 33,955
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         85,260                132,575
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       134,206                178,819
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         78,135                142,165
 Net transfers                                    (27,855)                75,946
 Surrenders for benefit payments and
  fees                                            (85,092)              (212,402)
 Other transactions                                    --                     (3)
 Net loan activity                                    (11)                   (73)
 Net annuity transactions                              --                     --
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (34,823)                 5,633
                                               ----------            -----------
 Net increase (decrease) in net assets             99,383                184,452
NET ASSETS:
 Beginning of year                                411,445                535,858
                                               ----------            -----------
 End of year                                     $510,828               $720,310
                                               ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            GOLDMAN SACHS           JOHN HANCOCK
                                        SATELLITE STRATEGIES         SMALL CAP              FROST VALUE
                                              PORTFOLIO             EQUITY FUND             EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (12)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $9                    $(7,041)                  $40
 Net realized gain (loss) on security
  transactions                                     --                    266,924                 1,110
 Net realized gain on distributions                --                         --                 1,746
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (2)                   139,192                 1,948
                                                -----               ------------             ---------
 Net increase (decrease) in net assets
  resulting from operations                         7                    399,075                 4,844
                                                -----               ------------             ---------
UNIT TRANSACTIONS:
 Purchases                                        181                     58,773                 1,744
 Net transfers                                     --                     40,626                (2,028)
 Surrenders for benefit payments and
  fees                                             --                   (614,001)                  (14)
 Other transactions                                --                         --                    --
 Net loan activity                                 --                        (16)                   --
 Net annuity transactions                          --                         --                    --
                                                -----               ------------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                181                   (514,618)                 (298)
                                                -----               ------------             ---------
 Net increase (decrease) in net assets            188                   (115,543)                4,546
NET ASSETS:
 Beginning of year                                216                  1,148,191                14,292
                                                -----               ------------             ---------
 End of year                                     $404                 $1,032,648               $18,838
                                                =====               ============             =========

                                                              HARTFORD            HARTFORD
                                          HARTFORD              TOTAL              CAPITAL
                                          BALANCED           RETURN BOND        APPRECIATION
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $72,204            $715,935             $80,655
 Net realized gain (loss) on security
  transactions                                134,792             209,672             529,823
 Net realized gain on distributions                --                  --              73,142
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,337,781          (1,396,575)          8,462,350
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 1,544,777            (470,968)          9,145,970
                                        -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    255,994           2,873,389           1,848,742
 Net transfers                                 67,665          (1,544,978)           (596,576)
 Surrenders for benefit payments and
  fees                                     (1,206,396)         (3,168,389)         (6,955,557)
 Other transactions                              (191)                 41                 (66)
 Net loan activity                               (118)               (407)               (388)
 Net annuity transactions                          --             (13,319)             (8,867)
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (883,046)         (1,853,663)         (5,712,712)
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets        661,731          (2,324,631)          3,433,258
NET ASSETS:
 Beginning of year                          7,860,989          22,609,896          25,685,661
                                        -------------       -------------       -------------
 End of year                               $8,522,720         $20,285,265         $29,118,919
                                        =============       =============       =============

(12) Formerly Frost Dividend Value Equity Fund. Change effective November 28, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD
                                            DIVIDEND                HARTFORD
                                           AND GROWTH            GLOBAL RESEARCH
                                            HLS FUND                HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $476,833                 $2,383
 Net realized gain (loss) on security
  transactions                                4,220,764                 83,462
 Net realized gain on distributions             861,850                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,999,643                 67,113
                                          -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   8,559,090                152,958
                                          -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                    4,045,685                 53,287
 Net transfers                                 (927,365)              (224,445)
 Surrenders for benefit payments and
  fees                                       (5,089,300)              (212,141)
 Other transactions                                (309)                   (27)
 Net loan activity                                 (378)                   (31)
 Net annuity transactions                       (10,582)                    --
                                          -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,982,249)              (383,357)
                                          -------------            -----------
 Net increase (decrease) in net assets        6,576,841               (230,399)
NET ASSETS:
 Beginning of year                           27,686,271                771,617
                                          -------------            -----------
 End of year                                $34,263,112               $541,218
                                          =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD               HARTFORD              HARTFORD
                                              HEALTHCARE           GLOBAL GROWTH             GROWTH
                                               HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(6,020)                $(299)               $(4,616)
 Net realized gain (loss) on security
  transactions                                    296,260                 5,361                 52,819
 Net realized gain on distributions               160,485                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        562,513                24,880                113,246
                                             ------------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     1,013,238                29,942                161,449
                                             ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        277,948                21,686                133,191
 Net transfers                                    678,276                (5,044)                45,194
 Surrenders for benefit payments and
  fees                                           (657,569)               (2,040)              (154,872)
 Other transactions                                     1                    --                   (456)
 Net loan activity                                    (93)                  (18)                   (72)
 Net annuity transactions                              --                    --                     --
                                             ------------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                298,563                14,584                 22,985
                                             ------------            ----------            -----------
 Net increase (decrease) in net assets          1,311,801                44,526                184,434
NET ASSETS:
 Beginning of year                              1,711,002                76,840                430,667
                                             ------------            ----------            -----------
 End of year                                   $3,022,803              $121,366               $615,101
                                             ============            ==========            ===========

                                               HARTFORD                                    HARTFORD
                                                GROWTH            HARTFORD              INTERNATIONAL
                                            OPPORTUNITIES           INDEX               OPPORTUNITIES
                                               HLS FUND           HLS FUND                 HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(30,845)           $104,338                 $12,490
 Net realized gain (loss) on security
  transactions                                    343,945             645,939                    (715)
 Net realized gain on distributions                    --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        790,230           1,999,641                 188,816
                                             ------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     1,103,330           2,749,918                 200,591
                                             ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        641,679             807,724                  93,466
 Net transfers                                    134,418            (677,380)               (144,080)
 Surrenders for benefit payments and
  fees                                           (582,679)         (1,908,451)               (122,879)
 Other transactions                                  (293)               (203)                      1
 Net loan activity                                   (290)               (204)                    (40)
 Net annuity transactions                              --              (7,552)                     --
                                             ------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                192,835          (1,786,066)               (173,532)
                                             ------------       -------------            ------------
 Net increase (decrease) in net assets          1,296,165             963,852                  27,059
NET ASSETS:
 Beginning of year                              3,195,325           9,751,347               1,115,118
                                             ------------       -------------            ------------
 End of year                                   $4,491,490         $10,715,199              $1,142,177
                                             ============       =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           HARTFORD               HARTFORD
                                            MIDCAP             ULTRASHORT BOND
                                           HLS FUND               HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT (13)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(64,185)              $(57,569)
 Net realized gain (loss) on security
  transactions                              3,877,566                    (89)
 Net realized gain on distributions           794,982                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,833,278                 (3,529)
                                          -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                 6,441,641                (61,187)
                                          -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  2,086,247              1,357,548
 Net transfers                               (359,352)            (1,280,194)
 Surrenders for benefit payments and
  fees                                     (1,726,115)            (2,839,365)
 Other transactions                               564                      1
 Net loan activity                                (74)                  (667)
 Net annuity transactions                          --                 (7,056)
                                          -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,270             (2,769,733)
                                          -----------            -----------
 Net increase (decrease) in net assets      6,442,911             (2,830,920)
NET ASSETS:
 Beginning of year                         16,145,844              9,299,720
                                          -----------            -----------
 End of year                              $22,588,755             $6,468,800
                                          ===========            ===========

(13) Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD             HARTFORD             HARTFORD
                                           SMALL COMPANY       SMALLCAP GROWTH           STOCK
                                              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(30,535)            $(2,636)              $78,385
 Net realized gain (loss) on security
  transactions                                1,195,074              32,712               108,390
 Net realized gain on distributions             522,641              49,320                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      712,666              64,446             1,455,344
                                             ----------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   2,399,846             143,842             1,642,119
                                             ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                      880,848              61,434               134,698
 Net transfers                                   83,821              81,018               (53,526)
 Surrenders for benefit payments and
  fees                                         (735,546)            (42,434)             (586,521)
 Other transactions                                 626                (180)                 (508)
 Net loan activity                                 (116)                (26)                  (12)
 Net annuity transactions                            --                  --                    --
                                             ----------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              229,633              99,812              (505,869)
                                             ----------            --------            ----------
 Net increase (decrease) in net assets        2,629,479             243,654             1,136,250
NET ASSETS:
 Beginning of year                            5,388,108             278,306             5,402,432
                                             ----------            --------            ----------
 End of year                                 $8,017,587            $521,960            $6,538,682
                                             ==========            ========            ==========

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD           THE HARTFORD
                                             SECURITIES              VALUE              CHECKS AND
                                              HLS FUND              HLS FUND           BALANCES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $20,127               $14,101               $1,649
 Net realized gain (loss) on security
  transactions                                   (8,026)               75,504               51,322
 Net realized gain on distributions                  --                    --               37,348
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (55,843)              302,758                3,654
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     (43,742)              392,363               93,973
                                             ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       59,202               129,926               79,281
 Net transfers                                 (103,292)                3,975              (29,310)
 Surrenders for benefit payments and
  fees                                         (491,682)             (304,961)            (323,156)
 Other transactions                                   1                  (765)                 (11)
 Net loan activity                                  (15)                  (29)                  (7)
 Net annuity transactions                            --                    --                   --
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (535,786)             (171,854)            (273,203)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets         (579,528)              220,509             (179,230)
NET ASSETS:
 Beginning of year                            1,877,480             1,391,267              438,210
                                             ----------            ----------            ---------
 End of year                                 $1,297,952            $1,611,776             $258,980
                                             ==========            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                   THE HARTFORD
                                                                      TARGET
                                               HARTFORD             RETIREMENT
                                              HIGH YIELD            2010 FUND
                                           SUB-ACCOUNT (14)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $351                  $(565)
 Net realized gain (loss) on security
  transactions                                       --                 36,137
 Net realized gain on distributions                  --                 57,565
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          143                (23,455)
                                                -------             ----------
 Net increase (decrease) in net assets
  resulting from operations                         494                 69,682
                                                -------             ----------
UNIT TRANSACTIONS:
 Purchases                                       13,496                152,248
 Net transfers                                       --                   (948)
 Surrenders for benefit payments and
  fees                                               --               (290,195)
 Other transactions                                   1                    373
 Net loan activity                                   --                    (36)
 Net annuity transactions                            --                     --
                                                -------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               13,497               (138,558)
                                                -------             ----------
 Net increase (decrease) in net assets           13,991                (68,876)
NET ASSETS:
 Beginning of year                                   --              1,252,606
                                                -------             ----------
 End of year                                    $13,991             $1,183,730
                                                =======             ==========

(14) Funded as of January 7, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        THE HARTFORD       THE HARTFORD
                                           TARGET             TARGET              THE HARTFORD
                                         RETIREMENT         RETIREMENT            DIVIDEND AND
                                         2020 FUND          2030 FUND             GROWTH FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $4,895            $14,374                $13,242
 Net realized gain (loss) on security
  transactions                              164,956            193,621                152,011
 Net realized gain on distributions         235,191            191,407                118,803
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  118,889            319,028                202,489
                                        -----------        -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                 523,931            718,430                486,545
                                        -----------        -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                  924,439          1,262,724                266,513
 Net transfers                              (87,953)          (122,726)               (49,485)
 Surrenders for benefit payments and
  fees                                   (1,278,708)        (1,373,209)              (691,210)
 Other transactions                              55                 (2)                   (53)
 Net loan activity                             (328)              (499)                   (11)
 Net annuity transactions                        --                 --                     --
                                        -----------        -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions         (442,495)          (233,712)              (474,246)
                                        -----------        -----------             ----------
 Net increase (decrease) in net assets       81,436            484,718                 12,299
NET ASSETS:
 Beginning of year                        5,032,546          4,554,766              1,932,825
                                        -----------        -----------             ----------
 End of year                             $5,113,982         $5,039,484             $1,945,124
                                        ===========        ===========             ==========


                                            THE HARTFORD                              THE HARTFORD
                                           INTERNATIONAL         THE HARTFORD            SMALL
                                         OPPORTUNITIES FUND      MIDCAP FUND          COMPANY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $852              $(4,132)              $(3,489)
 Net realized gain (loss) on security
  transactions                                   1,717               11,629                28,460
 Net realized gain on distributions              6,816               32,530               115,980
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      26,049               90,331               203,505
                                              --------             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     35,434              130,358               344,456
                                              --------             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                      42,586              103,034               184,588
 Net transfers                                  17,617              (18,600)               31,565
 Surrenders for benefit payments and
  fees                                          (7,833)             (47,807)              (94,600)
 Other transactions                                 (3)                  (4)                   58
 Net loan activity                                  (7)                 (26)                  (67)
 Net annuity transactions                           --                   --                    --
                                              --------             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              52,360               36,597               121,544
                                              --------             --------            ----------
 Net increase (decrease) in net assets          87,794              166,955               466,000
NET ASSETS:
 Beginning of year                             143,650              325,269               739,864
                                              --------             --------            ----------
 End of year                                  $231,444             $492,224            $1,205,864
                                              ========             ========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    THE HARTFORD         THE HARTFORD
                                    TOTAL RETURN          HEALTHCARE
                                     BOND FUND               FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,373                $(721)
 Net realized gain (loss) on
  security transactions                     (39)              17,431
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (12,546)              16,832
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (8,212)              33,542
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               64,361               22,754
 Net transfers                          (44,469)               1,856
 Surrenders for benefit
  payments and fees                     (33,951)             (50,723)
 Other transactions                           1                   (5)
 Net loan activity                           (4)                 (15)
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,062)             (26,133)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            (22,274)               7,409
NET ASSETS:
 Beginning of year                      307,098               77,542
                                     ----------            ---------
 End of year                           $284,824              $84,951
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD             THE HARTFORD            THE HARTFORD
                                       GROWTH                  BALANCED              CONSERVATIVE
                                 OPPORTUNITIES FUND        ALLOCATION FUND         ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,196)                  $7,632                 $(6,765)
 Net realized gain (loss) on
  security transactions                   30,099                  121,546                  45,880
 Net realized gain on
  distributions                            3,371                    6,055                  42,706
 Net unrealized appreciation
  (depreciation) of
  investments during the year                896                  150,153                 (86,052)
                                     -----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              33,170                  285,386                  (4,231)
                                     -----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                35,419                  752,802                 215,991
 Net transfers                             9,182                 (176,223)               (253,502)
 Surrenders for benefit
  payments and fees                     (121,328)                (763,418)               (717,046)
 Other transactions                           --                       19                       4
 Net loan activity                           (21)                    (427)                   (126)
 Net annuity transactions                     --                       --                      --
                                     -----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (76,748)                (187,247)               (754,679)
                                     -----------             ------------            ------------
 Net increase (decrease) in
  net assets                             (43,578)                  98,139                (758,910)
NET ASSETS:
 Beginning of year                       117,702                3,309,373               2,142,210
                                     -----------             ------------            ------------
 End of year                             $74,124               $3,407,512              $1,383,300
                                     ===========             ============            ============

                                    THE HARTFORD             THE HARTFORD
                                       CAPITAL                  GROWTH               THE HARTFORD
                                  APPRECIATION FUND        ALLOCATION FUND           MONEY MARKET
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (15)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(50,450)                $(3,320)                 $(8,615)
 Net realized gain (loss) on
  security transactions                   740,327                 179,061                       --
 Net realized gain on
  distributions                           340,224                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,842,198                 377,937                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,872,299                 553,678                   (8,615)
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,409,579                 607,424                  442,891
 Net transfers                           (110,685)               (267,416)              (2,004,183)
 Surrenders for benefit
  payments and fees                    (1,441,211)               (637,762)                (426,235)
 Other transactions                            23                      14                       (3)
 Net loan activity                           (333)                   (206)                    (819)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (142,627)               (297,946)              (1,988,349)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            2,729,672                 255,732               (1,996,964)
NET ASSETS:
 Beginning of year                      7,293,732               3,140,328                1,996,964
                                    -------------            ------------            -------------
 End of year                          $10,023,404              $3,396,060                     $ --
                                    =============            ============            =============

(15) Effective April 26, 2013 The Hartford Money Market was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                THE HARTFORD
                                  INFLATION           THE HARTFORD
                                  PLUS FUND            VALUE FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,849)               $17
 Net realized gain (loss) on
  security transactions               (95,750)               109
 Net realized gain on
  distributions                        13,442              1,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (46,257)                42
                                -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                         (131,414)             1,173
                                -------------            -------
UNIT TRANSACTIONS:
 Purchases                            210,399              2,695
 Net transfers                     (1,171,008)                --
 Surrenders for benefit
  payments and fees                  (134,410)              (638)
 Other transactions                        (1)                --
 Net loan activity                        (38)                --
 Net annuity transactions                  --                 --
                                -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,095,058)             2,057
                                -------------            -------
 Net increase (decrease) in
  net assets                       (1,226,472)             3,230
NET ASSETS:
 Beginning of year                  1,576,143              3,087
                                -------------            -------
 End of year                         $349,671             $6,317
                                =============            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          THE HARTFORD            THE HARTFORD
                                   THE HARTFORD              TARGET                  TARGET
                                      EQUITY               RETIREMENT              RETIREMENT
                                   INCOME FUND             2015 FUND               2025 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,693                  $2,376                 $13,104
 Net realized gain (loss) on
  security transactions                 40,929                  37,464                  88,885
 Net realized gain on
  distributions                         11,124                  82,484                 151,268
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,656                  20,548                 297,932
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            68,402                 142,872                 551,189
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             130,385                 391,150               1,045,073
 Net transfers                          24,942                (180,075)                (93,477)
 Surrenders for benefit
  payments and fees                    (47,696)               (620,407)               (476,623)
 Other transactions                         (3)                     (1)                     15
 Net loan activity                         (36)                    (10)                   (556)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    107,592                (409,343)                474,432
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           175,994                (266,471)              1,025,621
NET ASSETS:
 Beginning of year                     199,659               2,032,945               3,855,300
                                    ----------            ------------            ------------
 End of year                          $375,653              $1,766,474              $4,880,921
                                    ==========            ============            ============

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET                  TARGET
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2035 FUND               2040 FUND               2045 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,175                 $11,802                  $9,298
 Net realized gain (loss) on
  security transactions                   59,623                  49,067                  25,775
 Net realized gain on
  distributions                           67,333                  76,196                  49,424
 Net unrealized appreciation
  (depreciation) of
  investments during the year            206,322                 220,218                 192,241
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             344,453                 357,283                 276,738
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               615,281                 604,655                 459,343
 Net transfers                            15,302                 (56,645)                (22,185)
 Surrenders for benefit
  payments and fees                     (269,585)               (337,338)               (148,896)
 Other transactions                           19                     (93)                     (1)
 Net loan activity                          (387)                   (791)                   (271)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      360,630                 209,788                 287,990
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             705,083                 567,071                 564,728
NET ASSETS:
 Beginning of year                     1,630,619               1,736,457               1,319,583
                                    ------------            ------------            ------------
 End of year                          $2,335,702              $2,303,528              $1,884,311
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    THE HARTFORD
                                       TARGET              THE HARTFORD
                                     RETIREMENT              BALANCED
                                      2050 FUND            INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,024                  $743
 Net realized gain (loss) on
  security transactions                   38,359                 2,070
 Net realized gain on
  distributions                           29,745                 1,024
 Net unrealized appreciation
  (depreciation) of
  investments during the year             80,937                 2,933
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             152,065                 6,770
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               316,812               124,339
 Net transfers                               752               (66,636)
 Surrenders for benefit
  payments and fees                     (221,025)               (8,532)
 Other transactions                            3                    --
 Net loan activity                          (286)                  (12)
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       96,256                49,159
                                     -----------            ----------
 Net increase (decrease) in
  net assets                             248,321                55,929
NET ASSETS:
 Beginning of year                       721,067                23,251
                                     -----------            ----------
 End of year                            $969,388               $79,180
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD
                                  INTERNATIONAL        THE HARTFORD         THE HARTFORD
                                  SMALL COMPANY           MIDCAP               GLOBAL
                                      FUND              VALUE FUND         ALL-ASSET FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (16)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(71)                $(83)                $19
 Net realized gain (loss) on
  security transactions                   246                    1                  --
 Net realized gain on
  distributions                            --                2,716                   9
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,822                 (426)                140
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,997                2,208                 168
                                    ---------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                              8,203               29,996               2,750
 Net transfers                           (344)                 (10)                 --
 Surrenders for benefit
  payments and fees                      (222)                 (21)                (14)
 Other transactions                        --                   --                  --
 Net loan activity                         (1)                  --                  --
 Net annuity transactions                  --                   --                  --
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,636               29,965               2,736
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets                           10,633               32,173               2,904
NET ASSETS:
 Beginning of year                      3,229                  529                  --
                                    ---------            ---------             -------
 End of year                          $13,862              $32,702              $2,904
                                    =========            =========             =======


                                 HOTCHKIS AND WILEY        INVESCO V.I.
                                     LARGE CAP              TECHNOLOGY               INVESCO
                                     VALUE FUND                FUND              TECHNOLOGY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,937                   $(770)               $(2,295)
 Net realized gain (loss) on
  security transactions                  (3,907)                 11,157                 45,854
 Net realized gain on
  distributions                              --                   8,777                 23,569
 Net unrealized appreciation
  (depreciation) of
  investments during the year           211,627                   6,467                    694
                                     ----------             -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            211,657                  25,631                 67,822
                                     ----------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               34,982                     769                 42,327
 Net transfers                            8,732                (144,673)                (5,632)
 Surrenders for benefit
  payments and fees                     (61,943)                 (4,788)              (159,484)
 Other transactions                          --                      --                     (1)
 Net loan activity                          (13)                     --                     --
 Net annuity transactions                    --                      --                     --
                                     ----------             -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (18,242)               (148,692)              (122,790)
                                     ----------             -----------            -----------
 Net increase (decrease) in
  net assets                            193,415                (123,061)               (54,968)
NET ASSETS:
 Beginning of year                      550,180                 240,487                348,854
                                     ----------             -----------            -----------
 End of year                           $743,595                $117,426               $293,886
                                     ==========             ===========            ===========

(16) Funded as of February 8, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      IVY GLOBAL
                                       NATURAL              IVY LARGE CAP
                                    RESOURCES FUND           GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(15,388)                $(5,447)
 Net realized gain (loss) on
  security transactions                   (36,703)                233,600
 Net realized gain on
  distributions                                --                  71,624
 Net unrealized appreciation
  (depreciation) of
  investments during the year             194,168                  21,353
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              142,077                 321,130
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                375,145                 265,436
 Net transfers                             (4,072)               (610,669)
 Surrenders for benefit
  payments and fees                      (201,754)               (597,233)
 Other transactions                            32                       3
 Net loan activity                            (59)                    (99)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       169,292                (942,562)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              311,369                (621,432)
NET ASSETS:
 Beginning of year                      1,828,737               1,306,004
                                     ------------            ------------
 End of year                           $2,140,106                $684,572
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   IVY SCIENCE &             IVY ASSET              JANUS ASPEN
                                  TECHNOLOGY FUND          STRATEGY FUND          FORTY PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,605)                $(2,842)                   $173
 Net realized gain (loss) on
  security transactions                   63,297                  69,396                     639
 Net realized gain on
  distributions                           30,096                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            274,705                 258,562                 496,976
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             361,493                 325,116                 497,788
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               221,312                 296,915                  14,650
 Net transfers                           363,816                   4,575                 (88,395)
 Surrenders for benefit
  payments and fees                      (76,606)               (156,901)                (23,907)
 Other transactions                         (752)                    175                      --
 Net loan activity                           (47)                   (105)                     --
 Net annuity transactions                     --                      --                  (9,902)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      507,723                 144,659                (107,554)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             869,216                 469,775                 390,234
NET ASSETS:
 Beginning of year                       438,472               1,355,970               1,745,685
                                    ------------            ------------            ------------
 End of year                          $1,307,688              $1,825,745              $2,135,919
                                    ============            ============            ============

                                   JANUS ASPEN           JANUS ASPEN          JANUS ASPEN
                                 GLOBAL RESEARCH         ENTERPRISE             BALANCED
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (17)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,377                 $(60)               $7,373
 Net realized gain (loss) on
  security transactions                  1,916                7,221                   758
 Net realized gain on
  distributions                             --                   --                22,790
 Net unrealized appreciation
  (depreciation) of
  investments during the year           64,380                4,138                53,576
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            67,673               11,299                84,497
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               2,812                1,320                22,855
 Net transfers                         110,333              (18,835)               12,071
 Surrenders for benefit
  payments and fees                     (1,820)             (11,988)              (14,212)
 Other transactions                         --                   (2)                    1
 Net loan activity                          --                   --                    --
 Net annuity transactions               (1,834)                  --                    --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    109,491              (29,505)               20,715
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           177,164              (18,206)              105,212
NET ASSETS:
 Beginning of year                     231,779               50,162               428,887
                                    ----------            ---------            ----------
 End of year                          $408,943              $31,956              $534,099
                                    ==========            =========            ==========

(17) Formerly Janus Aspen Worldwide Portfolio. Change effective May 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             JANUS ASPEN            JANUS
                                               OVERSEAS           FLEXIBLE
                                              PORTFOLIO           BOND FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $8,771               $363
 Net realized gain (loss) on security
  transactions                                   (8,590)               876
 Net realized gain on distributions                  --                125
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       45,859             (1,247)
                                               --------            -------
 Net increase (decrease) in net assets
  resulting from operations                      46,040                117
                                               --------            -------
UNIT TRANSACTIONS:
 Purchases                                        4,033              4,743
 Net transfers                                   (5,796)           (23,584)
 Surrenders for benefit payments and
  fees                                          (23,567)            (1,081)
 Other transactions                                  --                 --
 Net loan activity                                   --                 (5)
 Net annuity transactions                            --                 --
                                               --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (25,330)           (19,927)
                                               --------            -------
 Net increase (decrease) in net assets           20,710            (19,810)
NET ASSETS:
 Beginning of year                              357,633             31,036
                                               --------            -------
 End of year                                   $378,343            $11,226
                                               ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           JANUS                 JANUS                 JANUS
                                        FORTY FUND           BALANCED FUND        ENTERPRISE FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $6,365               $19,714              $(5,830)
 Net realized gain (loss) on security
  transactions                              808,213                35,422              113,618
 Net realized gain on distributions       1,191,896                53,898               35,277
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (216,237)              208,088               49,223
                                        -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations               1,790,237               317,122              192,288
                                        -----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  809,475               176,704              158,303
 Net transfers                           (1,193,948)              (29,150)              (6,017)
 Surrenders for benefit payments and
  fees                                   (1,603,493)             (263,427)            (346,148)
 Other transactions                             (18)                    2                  (70)
 Net loan activity                             (266)                 (160)                 (38)
 Net annuity transactions                        --                    --                   --
                                        -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions       (1,988,250)             (116,031)            (193,970)
                                        -----------            ----------            ---------
 Net increase (decrease) in net assets     (198,013)              201,091               (1,682)
NET ASSETS:
 Beginning of year                        6,966,627             1,757,350              707,797
                                        -----------            ----------            ---------
 End of year                             $6,768,614            $1,958,441             $706,115
                                        ===========            ==========            =========

                                                                      JANUS               PERKINS
                                                JANUS                GLOBAL               MID CAP
                                            OVERSEAS FUND         RESEARCH FUND         VALUE FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (18)        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $96,935              $(1,703)              $4,176
 Net realized gain (loss) on security
  transactions                                  (151,244)              89,930               89,228
 Net realized gain on distributions                   --                   --              106,717
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       415,514                1,305               39,887
                                             -----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      361,205               89,532              240,008
                                             -----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                       992,230               37,749              254,555
 Net transfers                                (3,006,537)              17,901             (403,650)
 Surrenders for benefit payments and
  fees                                        (1,582,641)            (294,757)            (270,885)
 Other transactions                                 (403)                  (4)                  78
 Net loan activity                                  (195)                 (25)                 (37)
 Net annuity transactions                             --                   --                   --
                                             -----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,597,546)            (239,136)            (419,939)
                                             -----------            ---------            ---------
 Net increase (decrease) in net assets        (3,236,341)            (149,604)            (179,931)
NET ASSETS:
 Beginning of year                             7,006,378              384,296              973,684
                                             -----------            ---------            ---------
 End of year                                  $3,770,037             $234,692             $793,753
                                             ===========            =========            =========

(18) Formerly Janus Worldwide Growth Fund. Change effective March 18, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               PRUDENTIAL             PRUDENTIAL
                                                JENNISON               JENNISON
                                                 NATURAL               MID-CAP
                                          RESOURCES FUND, INC.    GROWTH FUND, INC.
                                            SUB-ACCOUNT (19)         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(34)                $(9,278)
 Net realized gain (loss) on security
  transactions                                         2                 114,653
 Net realized gain on distributions                   --                  56,832
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (210)                324,893
                                                 -------              ----------
 Net increase (decrease) in net assets
  resulting from operations                         (242)                487,100
                                                 -------              ----------
UNIT TRANSACTIONS:
 Purchases                                        34,394                 372,963
 Net transfers                                     1,177                  39,761
 Surrenders for benefit payments and
  fees                                               (20)               (372,004)
 Other transactions                                   (1)                     (6)
 Net loan activity                                    --                    (117)
 Net annuity transactions                             --                      --
                                                 -------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                35,550                  40,597
                                                 -------              ----------
 Net increase (decrease) in net assets            35,308                 527,697
NET ASSETS:
 Beginning of year                                    --               1,741,191
                                                 -------              ----------
 End of year                                     $35,308              $2,268,888
                                                 =======              ==========

(19) Funded as of February 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            PRUDENTIAL            JPMORGAN             JPMORGAN
                                          JENNISON 20/20            CORE               SMALL CAP
                                            FOCUS FUND           BOND FUND            EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,713)              $27,513              $(1,001)
 Net realized gain (loss) on security
  transactions                                  9,971                 1,072               41,648
 Net realized gain on distributions           113,681                 6,978                4,051
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     36,180               (65,628)               7,940
                                             --------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   157,119               (30,065)              52,638
                                             --------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     56,948               218,904               54,628
 Net transfers                                 (9,564)               32,512                6,863
 Surrenders for benefit payments and
  fees                                        (74,907)             (138,333)            (273,103)
 Other transactions                                --                    41                    1
 Net loan activity                                (75)                  (63)                  --
 Net annuity transactions                          --                    --                   --
                                             --------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (27,598)              113,061             (211,611)
                                             --------            ----------            ---------
 Net increase (decrease) in net assets        129,521                82,996             (158,973)
NET ASSETS:
 Beginning of year                            572,979             1,239,493              239,697
                                             --------            ----------            ---------
 End of year                                 $702,500            $1,322,489              $80,724
                                             ========            ==========            =========

                                             JPMORGAN             JPMORGAN            JPMORGAN
                                             SMALL CAP           SMALL CAP            U.S. REAL
                                            GROWTH FUND          VALUE FUND          ESTATE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (20)
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(5,458)             $4,878               $1,724
 Net realized gain (loss) on security
  transactions                                 116,053              26,623               (5,052)
 Net realized gain on distributions             68,681              16,449                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      91,503             126,949               (1,470)
                                             ---------            --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    270,779             174,899               (4,798)
                                             ---------            --------            ---------
UNIT TRANSACTIONS:
 Purchases                                     171,389              97,188               44,019
 Net transfers                                (538,178)            (29,590)            (160,872)
 Surrenders for benefit payments and
  fees                                         (52,005)            (52,249)             (72,872)
 Other transactions                                (92)                 (1)                  (1)
 Net loan activity                                 (63)                (62)                  (3)
 Net annuity transactions                           --                  --                   --
                                             ---------            --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (418,949)             15,286             (189,729)
                                             ---------            --------            ---------
 Net increase (decrease) in net assets        (148,170)            190,185             (194,527)
NET ASSETS:
 Beginning of year                             910,163             486,419              194,527
                                             ---------            --------            ---------
 End of year                                  $761,993            $676,604                 $ --
                                             =========            ========            =========

(20) Effective April 26, 2013 JPMorgan U.S. Real Estate Fund was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      JPMORGAN
                                                JPMORGAN          SMARTRETIREMENT
                                            U.S. EQUITY FUND         2010 FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $1,217                $9,992
 Net realized gain (loss) on security
  transactions                                     12,216                 1,932
 Net realized gain on distributions                37,686                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         45,828                17,080
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        96,947                29,004
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        101,856               203,117
 Net transfers                                    258,389                  (411)
 Surrenders for benefit payments and
  fees                                            (83,287)              (74,256)
 Other transactions                                    --                    --
 Net loan activity                                    (33)                   --
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                276,925               128,450
                                               ----------            ----------
 Net increase (decrease) in net assets            373,872               157,454
NET ASSETS:
 Beginning of year                                210,609               352,739
                                               ----------            ----------
 End of year                                     $584,481              $510,193
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               JPMORGAN                JPMORGAN                JPMORGAN
                                           SMARTRETIREMENT         SMARTRETIREMENT         SMARTRETIREMENT
                                              2015 FUND               2020 FUND               2025 FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $26,788                 $26,731                 $34,151
 Net realized gain (loss) on security              15,314                  15,914                  19,401
  transactions
 Net realized gain on distributions                    --                   4,636                  27,288
 Net unrealized appreciation                       48,039                  72,612                 134,398
  (depreciation) of investments during
  the year
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets             90,141                 119,893                 215,238
  resulting from operations
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        488,464                 614,317                 584,066
 Net transfers                                    110,719                  78,126                  66,481
 Surrenders for benefit payments and              (84,683)               (159,551)               (167,096)
  fees
 Other transactions                                    --                      (3)                      9
 Net loan activity                                    (12)                   (100)                    (87)
 Net annuity transactions                              --                      --                      --
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets            514,488                 532,789                 483,373
  resulting from unit transactions
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets            604,629                 652,682                 698,611
NET ASSETS:
 Beginning of year                                619,510                 649,582               1,211,362
                                             ------------            ------------            ------------
 End of year                                   $1,224,139              $1,302,264              $1,909,973
                                             ============            ============            ============

                                               JPMORGAN               JPMORGAN               JPMORGAN
                                           SMARTRETIREMENT        SMARTRETIREMENT        SMARTRETIREMENT
                                              2030 FUND              2035 FUND              2040 FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $49,562               $18,899                 $29,778
 Net realized gain (loss) on security              12,143                 4,343                  36,052
  transactions
 Net realized gain on distributions                24,000                17,584                  14,691
 Net unrealized appreciation                      189,166                94,152                 113,359
  (depreciation) of investments during
  the year
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets            274,871               134,978                 193,880
  resulting from operations
                                             ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                        687,826               441,769                 609,067
 Net transfers                                    275,910                 7,378                 (30,937)
 Surrenders for benefit payments and              (73,723)              (25,022)               (115,224)
  fees
 Other transactions                                    (1)                   (2)                     (5)
 Net loan activity                                   (239)                  (29)                   (556)
 Net annuity transactions                              --                    --                      --
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets            889,773               424,094                 462,345
  resulting from unit transactions
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets          1,164,644               559,072                 656,225
NET ASSETS:
 Beginning of year                              1,083,448               432,136                 640,822
                                             ------------            ----------            ------------
 End of year                                   $2,248,092              $991,208              $1,297,047
                                             ============            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                JPMORGAN               JPMORGAN
                                            SMARTRETIREMENT        SMARTRETIREMENT
                                               2045 FUND              2050 FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $11,495                 $33,044
 Net realized gain (loss) on security
  transactions                                      2,762                  21,068
 Net realized gain on distributions                 9,675                  24,612
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         56,684                 138,159
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        80,616                 216,883
                                               ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                        239,505                 453,858
 Net transfers                                     14,352                  11,995
 Surrenders for benefit payments and
  fees                                            (27,042)               (137,240)
 Other transactions                                    --                      --
 Net loan activity                                   (221)                   (793)
 Net annuity transactions                              --                      --
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                226,594                 327,820
                                               ----------            ------------
 Net increase (decrease) in net assets            307,210                 544,703
NET ASSETS:
 Beginning of year                                273,574                 818,277
                                               ----------            ------------
 End of year                                     $580,784              $1,362,980
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              JPMORGAN              JPMORGAN                JPMORGAN
                                          SMARTRETIREMENT        SMARTRETIREMENT          PRIME MONEY
                                            INCOME FUND             2055 FUND             MARKET FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,997                  $712                 $(14,191)
 Net realized gain (loss) on security
  transactions                                    1,233                    34                       --
 Net realized gain on distributions                  --                    18                       22
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        4,433                 1,263                       --
                                             ----------             ---------             ------------
 Net increase (decrease) in net assets
  resulting from operations                       8,663                 2,027                  (14,169)
                                             ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                       33,556                32,112                  293,142
 Net transfers                                   78,653                 1,956                  707,596
 Surrenders for benefit payments and
  fees                                          (11,007)                 (499)                (753,478)
 Other transactions                                  (2)                    3                        3
 Net loan activity                                   --                    --                     (348)
 Net annuity transactions                            --                    --                       --
                                             ----------             ---------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              101,200                33,572                  246,915
                                             ----------             ---------             ------------
 Net increase (decrease) in net assets          109,863                35,599                  232,746
NET ASSETS:
 Beginning of year                              116,835                   281                1,755,670
                                             ----------             ---------             ------------
 End of year                                   $226,698               $35,880               $1,988,416
                                             ==========             =========             ============

                                                KEELEY
                                              SMALL CAP             LOOMIS SAYLES          LKCM AQUINAS
                                              VALUE FUND              BOND FUND            GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(250)               $23,843               $(1,519)
 Net realized gain (loss) on security
  transactions                                     98,057                  9,896                 2,441
 Net realized gain on distributions                    --                  3,065                17,061
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        451,344                 (7,242)               14,397
                                             ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       549,151                 29,562                32,380
                                             ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        133,401                146,960               127,902
 Net transfers                                     71,494                 63,995               (22,597)
 Surrenders for benefit payments and
  fees                                           (245,311)              (145,388)               (1,526)
 Other transactions                                  (442)                    (5)                   (2)
 Net loan activity                                    (66)                    (5)                   --
 Net annuity transactions                              --                     --                    --
                                             ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (40,924)                65,557               103,777
                                             ------------            -----------            ----------
 Net increase (decrease) in net assets            508,227                 95,119               136,157
NET ASSETS:
 Beginning of year                              1,674,317                642,423                64,290
                                             ------------            -----------            ----------
 End of year                                   $2,182,544               $737,542              $200,447
                                             ============            ===========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                              LKCM AQUINAS           LORD ABBETT
                                               VALUE FUND          AFFILIATED FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,218)                $7,976
 Net realized gain (loss) on security
  transactions                                      1,571                 63,433
 Net realized gain on distributions                10,057                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         28,490                133,051
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        38,900                204,460
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        100,081                134,860
 Net transfers                                      1,833                 (2,582)
 Surrenders for benefit payments and
  fees                                             (1,592)              (226,730)
 Other transactions                                    (2)                    --
 Net loan activity                                     --                   (152)
 Net annuity transactions                              --                     --
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                100,320                (94,604)
                                               ----------            -----------
 Net increase (decrease) in net assets            139,220                109,856
NET ASSETS:
 Beginning of year                                 75,697                676,019
                                               ----------            -----------
 End of year                                     $214,917               $785,875
                                               ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             LORD ABBETT             LORD ABBETT             LORD ABBETT
                                             FUNDAMENTAL                 BOND                   GROWTH
                                             EQUITY FUND            DEBENTURE FUND        OPPORTUNITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(14,652)                $94,226                $(2,447)
 Net realized gain (loss) on security
  transactions                                    266,786                  49,323                  9,480
 Net realized gain on distributions               627,169                  46,674                 51,100
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        334,259                 (50,007)                30,910
                                             ------------            ------------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     1,213,562                 140,216                 89,043
                                             ------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                        526,354                 446,439                 43,563
 Net transfers                                   (367,127)                (59,424)                (2,597)
 Surrenders for benefit payments and
  fees                                           (351,382)               (283,783)               (51,665)
 Other transactions                                   221                     235                     --
 Net loan activity                                    (67)                    (95)                   (26)
 Net annuity transactions                              --                      --                     --
                                             ------------            ------------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (192,001)                103,372                (10,725)
                                             ------------            ------------             ----------
 Net increase (decrease) in net assets          1,021,561                 243,588                 78,318
NET ASSETS:
 Beginning of year                              3,426,254               2,035,441                242,742
                                             ------------            ------------             ----------
 End of year                                   $4,447,815              $2,279,029               $321,060
                                             ============            ============             ==========

                                             LORD ABBETT
                                             CALIBRATED             LORD ABBETT            LORD ABBETT
                                              DIVIDEND                 TOTAL                DEVELOPING
                                             GROWTH FUND            RETURN FUND         GROWTH FUND, INC.
                                          SUB-ACCOUNT (21)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $644                $10,305                 $(7,736)
 Net realized gain (loss) on security
  transactions                                    46,184                 (4,997)                 89,245
 Net realized gain on distributions               33,633                     --                 382,902
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,115                (19,568)                300,899
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       85,576                (14,260)                765,310
                                             -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                        43,458                 82,639                 215,540
 Net transfers                                   (11,097)               (34,147)                220,024
 Surrenders for benefit payments and
  fees                                          (150,992)              (118,112)               (281,851)
 Other transactions                                  (65)                    25                     229
 Net loan activity                                   (19)                    --                     (56)
 Net annuity transactions                             --                     --                      --
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (118,715)               (69,595)                153,886
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets           (33,139)               (83,855)                919,196
NET ASSETS:
 Beginning of year                               352,072                573,195               1,318,027
                                             -----------            -----------            ------------
 End of year                                    $318,933               $489,340              $2,237,223
                                             ===========            ===========            ============

(21) Effective November 22, 2013 Lord Abbett Classic Stock Fund merged with Lord Abbett Calibrated Dividend Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT
                                   INTERNATIONAL              VALUE
                                  CORE EQUITY FUND      OPPORTUNITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (22)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,374                $(24,867)
 Net realized gain (loss) on
  security transactions                  47,256                 233,276
 Net realized gain on
  distributions                              --                 745,425
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,943                (223,078)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             57,573                 730,756
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               46,208                 506,225
 Net transfers                           (1,590)                 80,196
 Surrenders for benefit
  payments and fees                     (22,431)               (606,472)
 Other transactions                          --                    (140)
 Net loan activity                           (3)                   (201)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      22,184                 (20,392)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             79,757                 710,364
NET ASSETS:
 Beginning of year                      257,872               2,620,734
                                     ----------            ------------
 End of year                           $337,629              $3,331,098
                                     ==========            ============

(22) Effective July 19, 2013 Lord Abbett Small Cap Blend Fund merged with Lord Abbett Value Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON                                     MFS
                                     CAPITAL                 BMO                 EMERGING
                                    MANAGEMENT             MID-CAP               MARKETS
                                VALUE TRUST, INC.         VALUE FUND           EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $220                 $(173)              $12,510
 Net realized gain (loss) on
  security transactions                 (2,296)               10,420                   510
 Net realized gain on
  distributions                             --                62,879                 1,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,495                54,572               (41,028)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            70,419               127,698               (26,688)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              13,010                65,076               123,117
 Net transfers                          (2,808)               63,653               (85,561)
 Surrenders for benefit
  payments and fees                    (14,887)              (17,967)              (97,718)
 Other transactions                         (2)                   (1)                  (70)
 Net loan activity                          --                   (18)                  (34)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,687)              110,743               (60,266)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            65,732               238,441               (86,954)
NET ASSETS:
 Beginning of year                     196,416               295,828               378,862
                                    ----------            ----------            ----------
 End of year                          $262,148              $534,269              $291,908
                                    ==========            ==========            ==========


                                   MASSACHUSETTS                                MFS INTERNATIONAL
                                  INVESTORS GROWTH            MFS HIGH                 NEW
                                     STOCK FUND             INCOME FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $71                 $70,391                $1,889
 Net realized gain (loss) on
  security transactions                  739,591                  (6,551)                8,176
 Net realized gain on
  distributions                           35,717                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            117,800                   7,538                49,275
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             893,179                  71,378                59,340
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               398,565                 167,131                47,116
 Net transfers                          (402,856)                 49,525                15,889
 Surrenders for benefit
  payments and fees                     (361,268)               (402,979)              (66,390)
 Other transactions                          (20)                    102                    --
 Net loan activity                            --                     (15)                  (14)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (365,579)               (186,236)               (3,399)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             527,600                (114,858)               55,941
NET ASSETS:
 Beginning of year                     2,998,335               1,390,306               326,492
                                    ------------            ------------            ----------
 End of year                          $3,525,935              $1,275,448              $382,433
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                     MFS MID CAP             MFS NEW
                                     GROWTH FUND          DISCOVERY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,660)                $(382)
 Net realized gain (loss) on
  security transactions                   47,438                17,503
 Net realized gain on
  distributions                               --                56,477
 Net unrealized appreciation
  (depreciation) of
  investments during the year            119,257                83,372
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             162,035               156,970
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                46,638               168,205
 Net transfers                            22,615                46,099
 Surrenders for benefit
  payments and fees                     (147,739)              (33,714)
 Other transactions                           --                (1,045)
 Net loan activity                            (8)                  (23)
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (78,494)              179,522
                                     -----------            ----------
 Net increase (decrease) in
  net assets                              83,541               336,492
NET ASSETS:
 Beginning of year                       473,211               357,774
                                     -----------            ----------
 End of year                            $556,752              $694,266
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS RESEARCH             MFS TOTAL              MFS
                                 INTERNATIONAL FUND         RETURN FUND        UTILITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,202                 $26,682            $113,647
 Net realized gain (loss) on
  security transactions                  105,264                  45,191             835,898
 Net realized gain on
  distributions                               --                  15,871             211,889
 Net unrealized appreciation
  (depreciation) of
  investments during the year            195,044                 204,951            (139,769)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             310,510                 292,695           1,021,665
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               569,859                 345,765             660,252
 Net transfers                            43,004                  10,576            (130,804)
 Surrenders for benefit
  payments and fees                     (297,316)               (190,536)         (2,379,465)
 Other transactions                           (6)                     (4)               (246)
 Net loan activity                          (235)                   (205)               (263)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      315,306                 165,596          (1,850,526)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             625,816                 458,291            (828,861)
NET ASSETS:
 Beginning of year                     1,569,111               1,544,326           5,882,311
                                    ------------            ------------       -------------
 End of year                          $2,194,927              $2,002,617          $5,053,450
                                    ============            ============       =============

                                                                                MFS MASSACHUSETTS
                                         MFS                MFS RESEARCH            INVESTORS
                                     VALUE FUND              BOND FUND                TRUST
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $95,265                $2,604                  $5,088
 Net realized gain (loss) on
  security transactions                   501,055                   937                  39,302
 Net realized gain on
  distributions                           150,751                    72                  17,071
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,570,595                (5,726)                224,104
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,317,666                (2,113)                285,565
                                    -------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,580,160                43,148                 248,545
 Net transfers                           (197,880)              (14,695)                 36,353
 Surrenders for benefit
  payments and fees                    (1,551,521)              (16,028)               (144,347)
 Other transactions                            35                     3                     177
 Net loan activity                           (354)                  (12)                    (75)
 Net annuity transactions                      --                    --                      --
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (169,560)               12,416                 140,653
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets                            2,148,106                10,303                 426,218
NET ASSETS:
 Beginning of year                      6,622,795               158,787                 860,923
                                    -------------            ----------            ------------
 End of year                           $8,770,901              $169,090              $1,287,141
                                    =============            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            MFS INTERNATIONAL           MFS CORE
                                               GROWTH FUND            EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(301)                  $1,539
 Net realized gain (loss) on security
  transactions                                        855                   18,610
 Net realized gain on distributions                   415                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          5,216                  254,242
                                                ---------             ------------
 Net increase (decrease) in net assets
  resulting from operations                         6,185                  274,391
                                                ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                         30,875                   45,936
 Net transfers                                      2,866                   63,558
 Surrenders for benefit payments and
  fees                                             (4,614)                (101,780)
 Other transactions                                     1                       (1)
 Net loan activity                                     (9)                      --
 Net annuity transactions                              --                       --
                                                ---------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 29,119                    7,713
                                                ---------             ------------
 Net increase (decrease) in net assets             35,304                  282,104
NET ASSETS:
 Beginning of year                                 41,130                  822,702
                                                ---------             ------------
 End of year                                      $76,434               $1,104,806
                                                =========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            MFS GOVERNMENT         MFS INTERNATIONAL             MFS
                                            SECURITIES FUND            VALUE FUND          TECHNOLOGY FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $81,407                 $59,797                 $(813)
 Net realized gain (loss) on security
  transactions                                     (29,081)                 72,359                 4,518
 Net realized gain on distributions                 15,339                  10,271                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (235,560)                532,320                27,854
                                             -------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       (167,895)                674,747                31,559
                                             -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                       1,435,114                 752,882                16,449
 Net transfers                                     135,853                 402,584                    --
 Surrenders for benefit payments and
  fees                                          (1,071,368)               (262,015)              (20,113)
 Other transactions                                     (4)                   (560)                    1
 Net loan activity                                    (415)                   (141)                   (6)
 Net annuity transactions                               --                      --                    --
                                             -------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 499,180                 892,750                (3,669)
                                             -------------            ------------            ----------
 Net increase (decrease) in net assets             331,285               1,567,497                27,890
NET ASSETS:
 Beginning of year                               4,564,604               2,179,471                89,793
                                             -------------            ------------            ----------
 End of year                                    $4,895,889              $3,746,968              $117,683
                                             =============            ============            ==========

                                                                MFS INVESTORS
                                             MFS CORE              GROWTH            MFS UTILITIES
                                           EQUITY SERIES        STOCK SERIES             SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $42                  $11                $3,552
 Net realized gain (loss) on security
  transactions                                      22                   33                 3,930
 Net realized gain on distributions                 --                1,199                 4,038
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       3,731                6,839                27,037
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      3,795                8,082                38,557
                                             ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                          --                   --                 5,563
 Net transfers                                      --               25,013                62,977
 Surrenders for benefit payments and
  fees                                              --                   --                (8,294)
 Other transactions                                 (1)                  --                    (1)
 Net loan activity                                  --                   --                    --
 Net annuity transactions                           --                   --                    --
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (1)              25,013                60,245
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets           3,794               33,095                98,802
NET ASSETS:
 Beginning of year                              11,270               10,507               175,420
                                             ---------            ---------            ----------
 End of year                                   $15,064              $43,602              $274,222
                                             =========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                MFS GROWTH                MFS HIGH
                                                   FUND               YIELD PORTFOLIO
                                               SUB-ACCOUNT          SUB-ACCOUNT (23)(24)
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(2,248)                $19,297
 Net realized gain (loss) on security
  transactions                                       11,745                  (5,989)
 Net realized gain on distributions                  32,749                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          204,767                  (6,584)
                                               ------------              ----------
 Net increase (decrease) in net assets
  resulting from operations                         247,013                   6,724
                                               ------------              ----------
UNIT TRANSACTIONS:
 Purchases                                          251,409                   5,233
 Net transfers                                    1,623,529                  10,848
 Surrenders for benefit payments and
  fees                                              (83,303)                     --
 Other transactions                                      --                      --
 Net loan activity                                      (33)                     --
 Net annuity transactions                                --                      --
                                               ------------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                1,791,602                  16,081
                                               ------------              ----------
 Net increase (decrease) in net assets            2,038,615                  22,805
NET ASSETS:
 Beginning of year                                  121,229                 111,675
                                               ------------              ----------
 End of year                                     $2,159,844                $134,480
                                               ============              ==========

(23) Funded as of August 16, 2013.

(24) Effective August 19, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               BLACKROCK              BLACKROCK               BLACKROCK
                                                GLOBAL                LARGE CAP                 VALUE
                                            ALLOCATION FUND           CORE FUND          OPPORTUNITIES FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $79,050               $(1,856)                 $(492)
 Net realized gain (loss) on security
  transactions                                     263,641                 7,574                    446
 Net realized gain on distributions                560,936                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         669,818               124,799                 13,386
                                             -------------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                      1,573,445               130,517                 13,340
                                             -------------            ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                       2,099,925                50,946                  7,737
 Net transfers                                    (578,083)               (5,805)                    --
 Surrenders for benefit payments and
  fees                                          (1,525,481)              (27,161)                (1,344)
 Other transactions                                 (1,187)                  (12)                    --
 Net loan activity                                    (796)                   (2)                    --
 Net annuity transactions                               --                    --                     --
                                             -------------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (5,622)               17,966                  6,393
                                             -------------            ----------              ---------
 Net increase (decrease) in net assets           1,567,823               148,483                 19,733
NET ASSETS:
 Beginning of year                              11,596,184               392,478                 29,929
                                             -------------            ----------              ---------
 End of year                                   $13,164,007              $540,961                $49,662
                                             =============            ==========              =========

                                                                                            BLACKROCK
                                             BLACKROCK              BLACKROCK             INTERNATIONAL
                                             SMALL CAP            MID CAP VALUE           OPPORTUNITIES
                                            GROWTH FUND         OPPORTUNITIES FUND          PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(4,498)                $(3,763)                $(1,669)
 Net realized gain (loss) on security
  transactions                                   26,914                 214,123                 106,844
 Net realized gain on distributions             145,047                  80,151                   2,452
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       55,326                  63,885                  91,641
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     222,789                 354,396                 199,268
                                             ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       81,219                 237,357                 185,508
 Net transfers                                  (60,238)               (154,866)               (379,800)
 Surrenders for benefit payments and
  fees                                          (66,628)               (202,585)               (223,132)
 Other transactions                                  --                     (15)                    210
 Net loan activity                                  (10)                   (189)                    (12)
 Net annuity transactions                            --                      --                      --
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (45,657)               (120,298)               (417,226)
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets          177,132                 234,098                (217,958)
NET ASSETS:
 Beginning of year                              562,185               1,176,266               1,238,323
                                             ----------            ------------            ------------
 End of year                                   $739,317              $1,410,364              $1,020,365
                                             ==========            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               BLACKROCK
                                                MID CAP                 MUNDER
                                             GROWTH EQUITY           MIDCAP CORE
                                               PORTFOLIO             GROWTH FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(2,423)                $(6,957)
 Net realized gain (loss) on security
  transactions                                      2,551                  87,927
 Net realized gain on distributions                44,601                  64,306
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         41,007                 716,016
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        85,736                 861,292
                                               ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                         23,585                 479,415
 Net transfers                                     (8,711)                (24,389)
 Surrenders for benefit payments and
  fees                                             (2,540)               (258,903)
 Other transactions                                    (1)                    (13)
 Net loan activity                                     --                    (103)
 Net annuity transactions                              --                      --
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 12,333                 196,007
                                               ----------            ------------
 Net increase (decrease) in net assets             98,069               1,057,299
NET ASSETS:
 Beginning of year                                188,274               2,476,785
                                               ----------            ------------
 End of year                                     $286,343              $3,534,084
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           NEUBERGER BERMAN        NUVEEN TRADEWINDS           OAKMARK
                                               SOCIALLY              INTERNATIONAL          INTERNATIONAL
                                           RESPONSIVE FUND            VALUE FUND            SMALL CAP FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $6,737                   $268                 $18,409
 Net realized gain (loss) on security
  transactions                                     27,567                    534                 (10,171)
 Net realized gain on distributions               111,891                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        149,795                  3,173                 134,524
                                             ------------              ---------              ----------
 Net increase (decrease) in net assets
  resulting from operations                       295,990                  3,975                 142,762
                                             ------------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                                        286,422                  4,003                   1,675
 Net transfers                                     61,934                (17,762)                 35,129
 Surrenders for benefit payments and
  fees                                            (42,932)                   (14)                (69,540)
 Other transactions                                     1                     --                      --
 Net loan activity                                    (10)                    --                      --
 Net annuity transactions                              --                     --                      --
                                             ------------              ---------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                305,415                (13,773)                (32,736)
                                             ------------              ---------              ----------
 Net increase (decrease) in net assets            601,405                 (9,798)                110,026
NET ASSETS:
 Beginning of year                                682,243                 32,458                 552,300
                                             ------------              ---------              ----------
 End of year                                   $1,283,648                $22,660                $662,326
                                             ============              =========              ==========

                                         THE OAKMARK             OPPENHEIMER
                                         EQUITY AND                CAPITAL                OPPENHEIMER
                                         INCOME FUND          APPRECIATION FUND           GLOBAL FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $66,565                $(10,615)                 $12,911
 Net realized gain (loss) on security
  transactions                                134,822                 200,193                  287,796
 Net realized gain on distributions         1,020,807                  61,782                  163,572
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,493,196                 162,517                  803,233
                                        -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                 2,715,390                 413,877                1,267,512
                                        -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,135,495                 117,396                  624,305
 Net transfers                                 56,999                  (9,837)                 233,361
 Surrenders for benefit payments and
  fees                                     (1,218,919)               (769,741)              (1,296,397)
 Other transactions                                13                      --                        4
 Net loan activity                               (185)                    (27)                    (132)
 Net annuity transactions                          --                      --                       --
                                        -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            973,403                (662,209)                (438,859)
                                        -------------            ------------            -------------
 Net increase (decrease) in net assets      3,688,793                (248,332)                 828,653
NET ASSETS:
 Beginning of year                         10,626,311               1,742,375                5,042,783
                                        -------------            ------------            -------------
 End of year                              $14,315,104              $1,494,043               $5,871,436
                                        =============            ============            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               OPPENHEIMER
                                              INTERNATIONAL           OPPENHEIMER
                                               GROWTH FUND          MAIN STREET FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $21,763                 $(599)
 Net realized gain (loss) on security
  transactions                                       62,612                18,437
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          375,203                32,875
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         459,578                50,713
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                          417,694                36,467
 Net transfers                                    2,853,412                   829
 Surrenders for benefit payments and
  fees                                             (270,800)              (22,505)
 Other transactions                                       1                     1
 Net loan activity                                     (152)                   --
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,000,155                14,792
                                               ------------            ----------
 Net increase (decrease) in net assets            3,459,733                65,505
NET ASSETS:
 Beginning of year                                  514,048               164,065
                                               ------------            ----------
 End of year                                     $3,973,781              $229,570
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   OPPENHEIMER
                                            OPPENHEIMER            MAIN STREET             OPPENHEIMER
                                          GLOBAL STRATEGIC       SMALL- & MID-CAP           DEVELOPING
                                            INCOME FUND                FUND                MARKETS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $19,825                $(16,269)               $(13,973)
 Net realized gain (loss) on security
  transactions                                    6,948                 138,666                  48,779
 Net realized gain on distributions                  --                      --                  26,354
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (34,033)                584,210                 335,663
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      (7,260)                706,607                 396,823
                                             ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      154,125                 297,701               1,083,069
 Net transfers                                  (28,782)                (12,544)               (100,359)
 Surrenders for benefit payments and
  fees                                          (70,568)               (287,893)               (515,315)
 Other transactions                                 (11)                    (37)                   (109)
 Net loan activity                                  (61)                    (54)                   (186)
 Net annuity transactions                            --                      --                      --
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               54,703                  (2,827)                467,100
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets           47,443                 703,780                 863,923
NET ASSETS:
 Beginning of year                              483,480               2,171,744               4,707,381
                                             ----------            ------------            ------------
 End of year                                   $530,923              $2,875,524              $5,571,304
                                             ==========            ============            ============


                                                                 OPPENHEIMER           OPPENHEIMER
                                            OPPENHEIMER            CAPITAL            INTERNATIONAL
                                            EQUITY FUND          INCOME FUND            BOND FUND
                                          SUB-ACCOUNT (25)       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $234               $10                  $150,543
 Net realized gain (loss) on security
  transactions                                      631                67                     6,113
 Net realized gain on distributions                  --                --                     2,051
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       38,237               (40)                 (489,275)
                                             ----------             -----             -------------
 Net increase (decrease) in net assets
  resulting from operations                      39,102                37                  (330,568)
                                             ----------             -----             -------------
UNIT TRANSACTIONS:
 Purchases                                       24,045                90                 1,201,394
 Net transfers                                    1,497                --                  (303,112)
 Surrenders for benefit payments and
  fees                                           (1,149)               (1)               (1,429,660)
 Other transactions                                   1                --                      (772)
 Net loan activity                                   --                --                      (249)
 Net annuity transactions                            --                --                        --
                                             ----------             -----             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               24,394                89                  (532,399)
                                             ----------             -----             -------------
 Net increase (decrease) in net assets           63,496               126                  (862,967)
NET ASSETS:
 Beginning of year                              122,966               418                 6,659,415
                                             ----------             -----             -------------
 End of year                                   $186,462              $544                $5,796,448
                                             ==========             =====             =============

(25) Formerly Oppenheimer Equity Fund, Inc. Change effective March 28, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER          OPPENHEIMER
                                           SMALL- & MID-CAP        MAIN STREET
                                              VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $423               $(3,367)
 Net realized gain (loss) on security
  transactions                                    39,954                36,534
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       223,372               197,896
                                               ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      263,749               231,063
                                               ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                       115,780               180,630
 Net transfers                                   (33,270)              (70,157)
 Surrenders for benefit payments and
  fees                                          (179,433)             (107,800)
 Other transactions                                  (59)                   (1)
 Net loan activity                                   (67)                 (112)
 Net annuity transactions                             --                    --
                                               ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (97,049)                2,560
                                               ---------            ----------
 Net increase (decrease) in net assets           166,700               233,623
NET ASSETS:
 Beginning of year                               775,946               816,212
                                               ---------            ----------
 End of year                                    $942,646            $1,049,835
                                               =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                                           GOLD & SPECIAL              REAL                EQUITY
                                            MINERALS FUND          ESTATE FUND          INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (26)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(11,861)               $6,461              $3,373
 Net realized gain (loss) on security
  transactions                                  (277,696)               66,189                 (41)
 Net realized gain on distributions                   --                   147               6,179
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (711,019)              (56,046)              6,883
                                             -----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (1,000,576)               16,751              16,394
                                             -----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                       471,638               336,906             159,088
 Net transfers                                  (157,087)              280,611              15,429
 Surrenders for benefit payments and
  fees                                          (170,755)             (251,807)             (4,643)
 Other transactions                                  (34)                   13                   6
 Net loan activity                                  (108)                  (39)                (19)
 Net annuity transactions                             --                    --                  --
                                             -----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               143,654               365,684             169,861
                                             -----------            ----------            --------
 Net increase (decrease) in net assets          (856,922)              382,435             186,255
NET ASSETS:
 Beginning of year                             2,018,717               770,593                  --
                                             -----------            ----------            --------
 End of year                                  $1,161,795            $1,153,028            $186,255
                                             ===========            ==========            ========

                                           OPPENHEIMER          PUTNAM             PUTNAM VT
                                          INTERNATIONAL         GLOBAL               HIGH
                                        DIVERSIFIED FUND      EQUITY FUND         YIELD FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $183               $416              $55,710
 Net realized gain (loss) on security
  transactions                                   743              5,131                 (998)
 Net realized gain on distributions               --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     6,341              4,450              (10,661)
                                             -------            -------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    7,267              9,997               44,051
                                             -------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                                    15,370              2,091                5,861
 Net transfers                                28,791            (25,411)            (309,809)
 Surrenders for benefit payments and
  fees                                          (402)                --              (53,007)
 Other transactions                               82                 --                   --
 Net loan activity                                (3)                --                   --
 Net annuity transactions                         --                 --                   --
                                             -------            -------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            43,838            (23,320)            (356,955)
                                             -------            -------            ---------
 Net increase (decrease) in net assets        51,105            (13,323)            (312,904)
NET ASSETS:
 Beginning of year                            13,375             37,688              837,578
                                             -------            -------            ---------
 End of year                                 $64,480            $24,365             $524,674
                                             =======            =======            =========

(26) Funded as of May 17, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              PUTNAM VT           PUTNAM VT
                                            INTERNATIONAL         MULTI-CAP
                                             GROWTH FUND         GROWTH FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $321               $(342)
 Net realized gain (loss) on security
  transactions                                      (68)             24,546
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       24,318              62,750
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      24,571              86,954
                                               --------            --------
UNIT TRANSACTIONS:
 Purchases                                       11,221               1,860
 Net transfers                                    4,900              (3,585)
 Surrenders for benefit payments and
  fees                                               --             (59,392)
 Other transactions                                   1                  --
 Net loan activity                                   --                  --
 Net annuity transactions                          (586)               (544)
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               15,536             (61,661)
                                               --------            --------
 Net increase (decrease) in net assets           40,107              25,293
NET ASSETS:
 Beginning of year                              104,729             294,709
                                               --------            --------
 End of year                                   $144,836            $320,002
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM             PIONEER              PIONEER
                                            SMALL CAP          DISCIPLINED            EMERGING
                                            VALUE FUND          VALUE FUND          MARKETS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (27)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $657                  $5               $(4,150)
 Net realized gain (loss) on security
  transactions                                 26,764               1,923               (14,794)
 Net realized gain on distributions             6,271              19,238                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    105,985               3,166               (15,515)
                                             --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   139,677              24,332               (34,459)
                                             --------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                      9,985              19,777               315,066
 Net transfers                                 85,116              (4,496)               13,676
 Surrenders for benefit payments and
  fees                                        (38,295)               (517)             (210,187)
 Other transactions                                 4                  --                     1
 Net loan activity                                 --                  (5)                  (80)
 Net annuity transactions                     (15,600)                 --                    --
                                             --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             41,210              14,759               118,476
                                             --------            --------            ----------
 Net increase (decrease) in net assets        180,887              39,091                84,017
NET ASSETS:
 Beginning of year                            350,067              77,209             1,511,393
                                             --------            --------            ----------
 End of year                                 $530,954            $116,300            $1,595,410
                                             ========            ========            ==========

                                           PIONEER OAK            PIONEER           ALLIANZGI NFJ
                                         RIDGE SMALL CAP        FUNDAMENTAL         INTERNATIONAL
                                           GROWTH FUND          GROWTH FUND          VALUE FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (28)     SUB-ACCOUNT (29)
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(4,249)                $36                 $490
 Net realized gain (loss) on security
  transactions                                 44,295                  --                   30
 Net realized gain on distributions            26,582                   4                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     85,071                 252                3,963
                                             --------             -------              -------
 Net increase (decrease) in net assets
  resulting from operations                   151,699                 292                4,483
                                             --------             -------              -------
UNIT TRANSACTIONS:
 Purchases                                    139,051                 181               39,524
 Net transfers                                (13,036)             11,001                  276
 Surrenders for benefit payments and
  fees                                        (67,044)                 (3)                 (90)
 Other transactions                                36                  --                   --
 Net loan activity                                (28)                 --                   --
 Net annuity transactions                          --                  --                   --
                                             --------             -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             58,979              11,179               39,710
                                             --------             -------              -------
 Net increase (decrease) in net assets        210,678              11,471               44,193
NET ASSETS:
 Beginning of year                            370,355                  --               11,178
                                             --------             -------              -------
 End of year                                 $581,033             $11,471              $55,371
                                             ========             =======              =======

(27) Formerly Pioneer Fundamental Value Fund. Change effective June 10, 2013.

(28) Funded as of October 29, 2013.

(29) Formerly Allianz NFJ International Value Fund. Change effective January 28, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    ALLIANZGI NFJ           ALLIANZGI NFJ
                                      SMALL-CAP                DIVIDEND
                                      VALUE FUND              VALUE FUND
                                   SUB-ACCOUNT (30)        SUB-ACCOUNT (31)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $6,875                 $64,907
 Net realized gain (loss) on
  security transactions                   138,652                 247,575
 Net realized gain on
  distributions                           178,578                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              80,978                 755,660
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              405,083               1,068,142
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                204,462               1,061,742
 Net transfers                            (12,762)               (187,947)
 Surrenders for benefit
  payments and fees                      (163,219)               (475,589)
 Other transactions                           148                     (77)
 Net loan activity                            (50)                   (373)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        28,579                 397,756
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              433,662               1,465,898
NET ASSETS:
 Beginning of year                      1,324,474               3,719,360
                                     ------------            ------------
 End of year                           $1,758,136              $5,185,258
                                     ============            ============

(30) Formerly Allianz NFJ Small Cap Value Fund. Change effective January 28,
     2013.

(31) Formerly Allianz NFJ Dividend Value Fund. Change effective January 28,
     2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PIMCO
                                                          PIMCO                  EMERGING
                                 MANAGERS CADENCE         TOTAL                  MARKETS
                                   MID-CAP FUND        RETURN FUND              BOND FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(592)            $517,718                 $45,215
 Net realized gain (loss) on
  security transactions                  3,258             (139,447)                 52,906
 Net realized gain on
  distributions                             --              219,315                  42,069
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,646           (1,613,079)               (240,802)
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,312           (1,015,493)               (100,612)
                                     ---------        -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               4,108            7,832,116                 196,623
 Net transfers                          (1,107)          (1,858,663)               (141,755)
 Surrenders for benefit
  payments and fees                     (8,808)          (6,822,183)               (180,066)
 Other transactions                         (1)                (111)                   (255)
 Net loan activity                          (3)              (2,395)                    (52)
 Net annuity transactions                   --                   --                      --
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,811)            (851,236)               (125,505)
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets                             9,501           (1,866,729)               (226,117)
NET ASSETS:
 Beginning of year                      52,336           35,604,059               1,364,666
                                     ---------        -------------            ------------
 End of year                           $61,837          $33,737,330              $1,138,549
                                     =========        =============            ============


                                   PIMCO                                         PIONEER
                                   REAL                   PIONEER                  HIGH
                                RETURN FUND                FUND                 YIELD FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $79,245                  $(725)                $91,574
 Net realized gain (loss) on
  security transactions              (35,139)                 5,468                 115,372
 Net realized gain on
  distributions                      114,625                 45,112                  76,823
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,175,278)               140,082                 (44,154)
                               -------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (2,016,547)               189,937                 239,615
                               -------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                         4,486,969                162,696                 340,240
 Net transfers                       902,701               (454,573)               (123,817)
 Surrenders for benefit
  payments and fees               (2,126,738)               (83,075)               (405,614)
 Other transactions                     (585)                    19                     370
 Net loan activity                      (875)                   (65)                   (206)
 Net annuity transactions                 --                     --                      --
                               -------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,261,472               (374,998)               (189,027)
                               -------------            -----------            ------------
 Net increase (decrease) in
  net assets                       1,244,925               (185,061)                 50,588
NET ASSETS:
 Beginning of year                19,407,590                719,161               2,142,052
                               -------------            -----------            ------------
 End of year                     $20,652,515               $534,100              $2,192,640
                               =============            ===========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                       PIONEER                 PIONEER
                                      STRATEGIC                MID CAP
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $135,387                 $(6,105)
 Net realized gain (loss) on
  security transactions                    32,228                 141,584
 Net realized gain on
  distributions                            53,239                 117,663
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (181,666)                 91,474
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               39,188                 344,616
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                925,325                 244,468
 Net transfers                            (99,072)                 (7,152)
 Surrenders for benefit
  payments and fees                      (583,075)               (510,679)
 Other transactions                           134                     (83)
 Net loan activity                           (207)                   (136)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       243,105                (273,582)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              282,293                  71,034
NET ASSETS:
 Beginning of year                      3,465,197               1,156,545
                                     ------------            ------------
 End of year                           $3,747,490              $1,227,579
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PIONEER
                                      SELECT                PIMCO                 PUTNAM
                                     MID CAP           TOTAL RETURN III           EQUITY
                                   GROWTH FUND               FUND              INCOME FUND
                                 SUB-ACCOUNT (32)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,268)               $1,978                $7,497
 Net realized gain (loss) on
  security transactions                 15,508                (7,337)               19,103
 Net realized gain on
  distributions                         13,865                 1,677                41,838
 Net unrealized appreciation
  (depreciation) of
  investments during the year           73,746                (4,815)               58,767
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           100,851                (8,497)              127,205
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              24,065                41,536                90,896
 Net transfers                          13,903               (85,725)               82,517
 Surrenders for benefit
  payments and fees                    (45,772)                  (22)              (16,937)
 Other transactions                         (3)                   (3)                   (1)
 Net loan activity                          (5)                   --                   (11)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,812)              (44,214)              156,464
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            93,039               (52,711)              283,669
NET ASSETS:
 Beginning of year                     240,046               206,359               360,002
                                    ----------            ----------            ----------
 End of year                          $333,085              $153,648              $643,671
                                    ==========            ==========            ==========


                                       PUTNAM                 PUTNAM
                                     HIGH YIELD           INTERNATIONAL           PUTNAM
                                   ADVANTAGE FUND          EQUITY FUND        INVESTORS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $59,108                $2,064                $17
 Net realized gain (loss) on
  security transactions                   14,403                10,943                 98
 Net realized gain on
  distributions                               --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (7,653)              114,558                295
                                    ------------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              65,858               127,565                410
                                    ------------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                               191,152                 5,269              1,230
 Net transfers                           (19,999)                1,655                 --
 Surrenders for benefit
  payments and fees                      (80,520)              (76,364)              (478)
 Other transactions                           (1)                   (1)                 1
 Net loan activity                          (108)                   --                 (3)
 Net annuity transactions                     --                    --                 --
                                    ------------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       90,524               (69,441)               750
                                    ------------            ----------            -------
 Net increase (decrease) in
  net assets                             156,382                58,124              1,160
NET ASSETS:
 Beginning of year                     1,020,430               512,043                922
                                    ------------            ----------            -------
 End of year                          $1,176,812              $570,167             $2,082
                                    ============            ==========            =======

(32) Formerly Pioneer Growth Opportunities Fund. Change effective June 10, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           PUTNAM
                                     PUTNAM            INTERNATIONAL
                                    MULTI-CAP             CAPITAL
                                   GROWTH FUND       OPPORTUNITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(51)                $7,392
 Net realized gain (loss) on
  security transactions                1,227                 37,363
 Net realized gain on
  distributions                           --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            782                113,484
                                     -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,958                158,239
                                     -------             ----------
UNIT TRANSACTIONS:
 Purchases                             1,122                257,820
 Net transfers                            --                (37,846)
 Surrenders for benefit
  payments and fees                      (10)               (60,036)
 Other transactions                       (2)                    --
 Net loan activity                        --                    (30)
 Net annuity transactions                 --                     --
                                     -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,110                159,908
                                     -------             ----------
 Net increase (decrease) in
  net assets                           3,068                318,147
NET ASSETS:
 Beginning of year                     5,033                552,712
                                     -------             ----------
 End of year                          $8,101               $870,859
                                     =======             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               PUTNAM                ROYCE                  ROYCE
                                             SMALL CAP               TOTAL                  VALUE
                                            GROWTH FUND           RETURN FUND             PLUS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,534)              $(1,588)               $(2,252)
 Net realized gain (loss) on security
  transactions                                   40,173                10,619                 23,931
 Net realized gain on distributions                  --                61,937                 47,606
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       54,339                67,049                 86,568
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      92,978               138,017                155,853
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       27,107                91,122                 32,274
 Net transfers                                   80,756               (50,820)                   498
 Surrenders for benefit payments and
  fees                                          (74,379)              (19,060)              (101,774)
 Other transactions                                  (1)                   --                     --
 Net loan activity                                  (17)                  (26)                   (11)
 Net annuity transactions                            --                    --                     --
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               33,466                21,216                (69,013)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          126,444               159,233                 86,840
NET ASSETS:
 Beginning of year                              164,310               424,628                563,852
                                             ----------            ----------            -----------
 End of year                                   $290,754              $583,861               $650,692
                                             ==========            ==========            ===========

                                                                                             COLUMBIA
                                                                                           DIVERSIFIED
                                                ROYCE                                         EQUITY
                                             VALUE FUND            RS VALUE FUND           INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(3,841)                 $3,144                $1,190
 Net realized gain (loss) on security
  transactions                                    26,883                   6,717                15,281
 Net realized gain on distributions               63,882                  46,201                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        85,345                 435,780                25,390
                                             -----------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      172,269                 491,842                41,861
                                             -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                       133,115                 245,803                25,646
 Net transfers                                  (139,721)                 33,257               (39,048)
 Surrenders for benefit payments and
  fees                                           (43,771)                (40,118)              (21,237)
 Other transactions                                   17                      (1)                   --
 Net loan activity                                   (36)                    (45)                   --
 Net annuity transactions                             --                      --                    --
                                             -----------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (50,396)                238,896               (34,639)
                                             -----------            ------------            ----------
 Net increase (decrease) in net assets           121,873                 730,738                 7,222
NET ASSETS:
 Beginning of year                               640,249               1,208,232               142,038
                                             -----------            ------------            ----------
 End of year                                    $762,122              $1,938,970              $149,260
                                             ===========            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  COLUMBIA
                                               COLUMBIA         MULTI-ADVISOR
                                            MID CAP VALUE         SMALL CAP
                                           OPPORTUNITY FUND      VALUE FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,570               $(84)
 Net realized gain (loss) on security
  transactions                                   38,576                522
 Net realized gain on distributions              29,215              1,387
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       32,951              1,617
                                               --------            -------
 Net increase (decrease) in net assets
  resulting from operations                     102,312              3,442
                                               --------            -------
UNIT TRANSACTIONS:
 Purchases                                       60,465              3,255
 Net transfers                                    3,895                (34)
 Surrenders for benefit payments and
  fees                                          (59,652)            (1,403)
 Other transactions                                   1                 --
 Net loan activity                                   (4)                --
 Net annuity transactions                            --                 --
                                               --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions                4,705              1,818
                                               --------            -------
 Net increase (decrease) in net assets          107,017              5,260
NET ASSETS:
 Beginning of year                              317,089              8,981
                                               --------            -------
 End of year                                   $424,106            $14,241
                                               ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             RIDGEWORTH            RIDGEWORTH
                                             SMALL CAP              MID-CAP              RIDGEWORTH
                                               VALUE                 VALUE              TOTAL RETURN
                                            EQUITY FUND           EQUITY FUND            BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(465)                $(418)              $11,563
 Net realized gain (loss) on security
  transactions                                  194,588                39,440                (3,582)
 Net realized gain on distributions              72,085               132,144                 7,696
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      235,895               100,931               (51,719)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     502,103               272,097               (36,042)
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      350,912               207,704               110,278
 Net transfers                                  (54,376)               29,014               (96,616)
 Surrenders for benefit payments and
  fees                                         (719,306)             (116,088)             (198,385)
 Other transactions                                 (42)                   66                     2
 Net loan activity                                  (56)                  (38)                  (33)
 Net annuity transactions                            --                    --                    --
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (422,868)              120,658              (184,754)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets           79,235               392,755              (220,796)
NET ASSETS:
 Beginning of year                            1,442,902               856,103             1,065,549
                                             ----------            ----------            ----------
 End of year                                 $1,522,137            $1,248,858              $844,753
                                             ==========            ==========            ==========

                                            RIDGEWORTH
                                             LARGE CAP           DWS RREEF              DWS
                                               VALUE            REAL ESTATE           EQUITY
                                            EQUITY FUND       SECURITIES FUND      DIVIDEND FUND
                                         SUB-ACCOUNT (33)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $100                $263               $6,502
 Net realized gain (loss) on security
  transactions                                     --                  26               29,481
 Net realized gain on distributions             1,363                 888                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (181)             (1,538)              61,702
                                              -------             -------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     1,282                (361)              97,685
                                              -------             -------            ---------
UNIT TRANSACTIONS:
 Purchases                                      5,908               2,062               42,244
 Net transfers                                  5,790                 854               (9,215)
 Surrenders for benefit payments and
  fees                                             (9)                 --             (170,022)
 Other transactions                                 1                  --                  (55)
 Net loan activity                                 --                  --                   (8)
 Net annuity transactions                          --                  --                   --
                                              -------             -------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             11,690               2,916             (137,056)
                                              -------             -------            ---------
 Net increase (decrease) in net assets         12,972               2,555              (39,371)
NET ASSETS:
 Beginning of year                                 --              14,529              460,612
                                              -------             -------            ---------
 End of year                                  $12,972             $17,084             $421,241
                                              =======             =======            =========

(33) Funded as of February 14, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                   DWS
                                                ENHANCED                  SSGA
                                            EMERGING MARKETS            S&P 500
                                            FIXED INCOME FUND          INDEX FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $910                  $18,447
 Net realized gain (loss) on security
  transactions                                        434                   29,302
 Net realized gain on distributions                    --                   14,862
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (3,945)                 270,583
                                                ---------             ------------
 Net increase (decrease) in net assets
  resulting from operations                        (2,601)                 333,194
                                                ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                          6,380                  121,025
 Net transfers                                        828                  (47,916)
 Surrenders for benefit payments and
  fees                                             (2,726)                 (52,929)
 Other transactions                                    --                   (4,505)
 Net loan activity                                     (6)                     (16)
 Net annuity transactions                              --                       --
                                                ---------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  4,476                   15,659
                                                ---------             ------------
 Net increase (decrease) in net assets              1,875                  348,853
NET ASSETS:
 Beginning of year                                 39,023                1,057,817
                                                ---------             ------------
 End of year                                      $40,898               $1,406,670
                                                =========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       DWS                 LEGG MASON
                                                 DWS              GLOBAL GROWTH           CLEARBRIDGE
                                           CORE EQUITY VIP             FUND            APPRECIATION FUND
                                          SUB-ACCOUNT (34)       SUB-ACCOUNT (35)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $304                  $(502)                  $772
 Net realized gain (loss) on security
  transactions                                      186                   (187)                 5,067
 Net realized gain on distributions                  --                     --                  6,617
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       15,261                 28,933                 10,190
                                              ---------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      15,751                 28,244                 22,646
                                              ---------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                          912                  4,124                 15,031
 Net transfers                                   25,000                     --                130,325
 Surrenders for benefit payments and
  fees                                             (527)               (28,960)                   (21)
 Other transactions                                  --                     (4)                     1
 Net loan activity                                   --                     (3)                    --
 Net annuity transactions                            --                     --                     --
                                              ---------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               25,385                (24,843)               145,336
                                              ---------             ----------             ----------
 Net increase (decrease) in net assets           41,136                  3,401                167,982
NET ASSETS:
 Beginning of year                               39,093                121,696                 14,309
                                              ---------             ----------             ----------
 End of year                                    $80,229               $125,097               $182,291
                                              =========             ==========             ==========

                                                                  LEGG MASON
                                             LEGG MASON            PARTNERS             LEGG MASON
                                            CLEARBRIDGE           CLEARBRIDGE          CLEARBRIDGE
                                             AGGRESSIVE           FUNDAMENTAL            MID CAP
                                            GROWTH FUND           VALUE FUND            CORE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,051)                 $50               $(2,029)
 Net realized gain (loss) on security
  transactions                                    4,158                   12                17,229
 Net realized gain on distributions               1,705                1,500                30,177
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       46,239                  (91)               51,578
                                             ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      51,051                1,471                96,955
                                             ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                        8,529                   39                71,368
 Net transfers                                   69,078               11,590                  (984)
 Surrenders for benefit payments and
  fees                                          (13,821)                  (9)              (22,637)
 Other transactions                                  10                   --                    42
 Net loan activity                                   --                   --                   (19)
 Net annuity transactions                            --                   --                    --
                                             ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               63,796               11,620                47,770
                                             ----------            ---------            ----------
 Net increase (decrease) in net assets          114,847               13,091               144,725
NET ASSETS:
 Beginning of year                              104,639                4,099               251,343
                                             ----------            ---------            ----------
 End of year                                   $219,486              $17,190              $396,068
                                             ==========            =========            ==========

(34) Formerly DWS Growth & Income VIP Fund. Change effective May 1, 2013.

(35) Formerly DWS Global Thematic Fund. Change effective February 1, 2013.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                LEGG MASON
                                               CLEARBRIDGE          THORNBURG
                                                SMALL CAP         INTERNATIONAL
                                               GROWTH FUND         VALUE FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(2,779)            $(1,431)
 Net realized gain (loss) on security
  transactions                                       62,697             300,153
 Net realized gain on distributions                  30,603                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          216,416             371,915
                                               ------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                         306,937             670,637
                                               ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                          111,233             975,371
 Net transfers                                      626,379            (870,016)
 Surrenders for benefit payments and
  fees                                              (65,430)         (1,009,272)
 Other transactions                                       1                  15
 Net loan activity                                      (37)               (169)
 Net annuity transactions                                --                  --
                                               ------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  672,146            (904,071)
                                               ------------       -------------
 Net increase (decrease) in net assets              979,083            (233,434)
NET ASSETS:
 Beginning of year                                  282,425           5,285,503
                                               ------------       -------------
 End of year                                     $1,261,508          $5,052,069
                                               ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      THORNBURG             TIMOTHY PLAN
                                              THORNBURG                  CORE              LARGE/MID CAP
                                              VALUE FUND             GROWTH FUND             VALUE FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(8,239)                $(9,153)                $(427)
 Net realized gain (loss) on security
  transactions                                     35,478                  65,108                 2,133
 Net realized gain on distributions                    --                      --                15,597
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        307,533                 413,580                26,704
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       334,772                 469,535                44,007
                                             ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                        135,879                 162,747                77,938
 Net transfers                                     37,582                 258,185                28,344
 Surrenders for benefit payments and
  fees                                           (150,339)               (309,940)               (9,238)
 Other transactions                                    46                     (17)                   --
 Net loan activity                                   (189)                    (87)                   (2)
 Net annuity transactions                              --                      --                    --
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 22,979                 110,888                97,042
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets            357,751                 580,423               141,049
NET ASSETS:
 Beginning of year                                866,048               1,145,660               106,284
                                             ------------            ------------            ----------
 End of year                                   $1,223,799              $1,726,083              $247,333
                                             ============            ============            ==========

                                               UBS              T. ROWE PRICE           T. ROWE PRICE
                                             DYNAMIC                GROWTH              EQUITY-INCOME
                                            ALPHA FUND            STOCK FUND                 FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(38)               $(37,666)                 $4,740
 Net realized gain (loss) on security
  transactions                                    309                 266,086                 113,729
 Net realized gain on distributions                --                      --                  36,293
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (195)              1,193,423                 171,368
                                             --------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        76               1,421,843                 326,130
                                             --------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         --               1,220,295                 223,242
 Net transfers                                     --                  15,469                  (3,806)
 Surrenders for benefit payments and
  fees                                         (2,599)               (533,755)               (328,268)
 Other transactions                                --                    (192)                    (78)
 Net loan activity                                 --                    (336)                    (20)
 Net annuity transactions                          --                      --                      --
                                             --------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,599)                701,481                (108,930)
                                             --------            ------------            ------------
 Net increase (decrease) in net assets         (2,523)              2,123,324                 217,200
NET ASSETS:
 Beginning of year                              3,732               3,365,998               1,220,447
                                             --------            ------------            ------------
 End of year                                   $1,209              $5,489,322              $1,437,647
                                             ========            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              T. ROWE PRICE            T. ROWE PRICE
                                                RETIREMENT              RETIREMENT
                                                2010 FUND                2020 FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $6,522                  $25,939
 Net realized gain (loss) on security
  transactions                                      175,910                  772,274
 Net realized gain on distributions                  24,396                  178,675
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (42,793)                 303,408
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         164,035                1,280,296
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          331,409                1,589,564
 Net transfers                                     (149,479)                 265,180
 Surrenders for benefit payments and
  fees                                             (610,119)              (1,675,964)
 Other transactions                                    (158)                      (1)
 Net loan activity                                       (2)                    (321)
 Net annuity transactions                                --                       --
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (428,349)                 178,458
                                               ------------            -------------
 Net increase (decrease) in net assets             (264,314)               1,458,754
NET ASSETS:
 Beginning of year                                1,853,053                7,907,275
                                               ------------            -------------
 End of year                                     $1,588,739               $9,366,029
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                              RETIREMENT               RETIREMENT              RETIREMENT
                                               2030 FUND               2040 FUND               2050 FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $4,483                 $(5,975)                $(2,611)
 Net realized gain (loss) on security
  transactions                                     699,729                 271,284                 118,526
 Net realized gain on distributions                110,795                  61,253                  27,052
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         375,311                 405,776                 171,595
                                             -------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      1,190,318                 732,338                 314,562
                                             -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       1,546,037                 863,308                 490,257
 Net transfers                                      46,033                  31,131                  20,087
 Surrenders for benefit payments and
  fees                                          (2,069,934)               (497,473)               (381,783)
 Other transactions                                    (33)                    (28)                      2
 Net loan activity                                    (766)                   (302)                   (177)
 Net annuity transactions                               --                      --                      --
                                             -------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (478,663)                396,636                 128,386
                                             -------------            ------------            ------------
 Net increase (decrease) in net assets             711,655               1,128,974                 442,948
NET ASSETS:
 Beginning of year                               5,804,194               2,811,573               1,229,446
                                             -------------            ------------            ------------
 End of year                                    $6,515,849              $3,940,547              $1,672,394
                                             =============            ============            ============

                                           T. ROWE PRICE                                  VANGUARD
                                             RETIREMENT           UBS GLOBAL             SMALL-CAP
                                            INCOME FUND         ALLOCATION FUND          INDEX FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $406                 $11                  $41,412
 Net realized gain (loss) on security
  transactions                                   12,159                  --                1,044,458
 Net realized gain on distributions               6,213                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       14,628                 135                 (294,136)
                                             ----------             -------             ------------
 Net increase (decrease) in net assets
  resulting from operations                      33,406                 146                  791,734
                                             ----------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                                      105,828                 330                  562,308
 Net transfers                                  (46,702)                 --                   69,556
 Surrenders for benefit payments and
  fees                                          (84,519)                (11)                 (65,729)
 Other transactions                                  27                  --                        2
 Net loan activity                                   (2)                 --                      (58)
 Net annuity transactions                            --                  --                       --
                                             ----------             -------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (25,368)                319                  566,079
                                             ----------             -------             ------------
 Net increase (decrease) in net assets            8,038                 465                1,357,813
NET ASSETS:
 Beginning of year                              439,370               1,393                1,883,683
                                             ----------             -------             ------------
 End of year                                   $447,408              $1,858               $3,241,496
                                             ==========             =======             ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 VANGUARD                VANGUARD
                                                 MID-CAP            TOTAL BOND MARKET
                                                INDEX FUND              INDEX FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $13,015                $19,302
 Net realized gain (loss) on security
  transactions                                      290,604                (20,902)
 Net realized gain on distributions                      --                  1,996
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (65,347)               (18,601)
                                               ------------             ----------
 Net increase (decrease) in net assets
  resulting from operations                         238,272                (18,205)
                                               ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                          336,139                396,756
 Net transfers                                       45,401                (57,554)
 Surrenders for benefit payments and
  fees                                              (24,085)               (23,686)
 Other transactions                                       1                     12
 Net loan activity                                      (34)                   (12)
 Net annuity transactions                                --                     --
                                               ------------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  357,422                315,516
                                               ------------             ----------
 Net increase (decrease) in net assets              595,694                297,311
NET ASSETS:
 Beginning of year                                  550,167                647,089
                                               ------------             ----------
 End of year                                     $1,145,861               $944,400
                                               ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               VANGUARD                VICTORY                 VICTORY
                                          TOTAL STOCK MARKET         DIVERSIFIED               SPECIAL
                                              INDEX FUND              STOCK FUND              VALUE FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $12,695                   $3,992                $(14,105)
 Net realized gain (loss) on security
  transactions                                   180,297                   96,115                  55,567
 Net realized gain on distributions                   --                   24,486                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (10,875)                 260,823                 471,605
                                              ----------             ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      182,117                  385,416                 513,067
                                              ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       334,478                  181,733                 254,588
 Net transfers                                    70,426                  (56,792)               (165,038)
 Surrenders for benefit payments and
  fees                                            (6,908)                (342,785)               (245,521)
 Other transactions                                   --                      (30)                     (7)
 Net loan activity                                    (8)                     (71)                   (142)
 Net annuity transactions                             --                       --                      --
                                              ----------             ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               397,988                 (217,945)               (156,120)
                                              ----------             ------------            ------------
 Net increase (decrease) in net assets           580,105                  167,471                 356,947
NET ASSETS:
 Beginning of year                               349,826                1,245,321               1,852,184
                                              ----------             ------------            ------------
 End of year                                    $929,931               $1,412,792              $2,209,131
                                              ==========             ============            ============

                                               VICTORY                VICTORY                INVESCO
                                            SMALL COMPANY           ESTABLISHED             SMALL CAP
                                           OPPORTUNITY FUND          VALUE FUND           DISCOVERY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(14,001)               $1,822                $(13,967)
 Net realized gain (loss) on security
  transactions                                    130,753                26,477                 103,004
 Net realized gain on distributions               201,849                60,157                 297,333
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        467,930               125,494                 208,610
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       786,531               213,950                 594,980
                                             ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                        530,998               132,554                 341,305
 Net transfers                                    (87,210)               92,703                 121,393
 Surrenders for benefit payments and
  fees                                           (348,279)              (95,629)               (511,457)
 Other transactions                                    88                    (9)                    (65)
 Net loan activity                                   (189)                  (20)                    (94)
 Net annuity transactions                              --                    --                      --
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 95,408               129,599                 (48,918)
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets            881,939               343,549                 546,062
NET ASSETS:
 Beginning of year                              2,346,609               612,874               1,617,978
                                             ------------            ----------            ------------
 End of year                                   $3,228,548              $956,423              $2,164,040
                                             ============            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       INVESCO
                                                INVESCO           EQUITY AND INCOME
                                             COMSTOCK FUND              FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $53,023               $251,073
 Net realized gain (loss) on security
  transactions                                    306,568              1,258,416
 Net realized gain on distributions                    --                926,035
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,271,897              1,542,975
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     1,631,488              3,978,499
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        470,773              1,477,967
 Net transfers                                   (217,033)              (207,054)
 Surrenders for benefit payments and
  fees                                           (773,829)            (4,617,246)
 Other transactions                                  (329)                     9
 Net loan activity                                   (612)                  (777)
 Net annuity transactions                              --                     --
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (521,030)            (3,347,101)
                                               ----------            -----------
 Net increase (decrease) in net assets          1,110,458                631,398
NET ASSETS:
 Beginning of year                              4,936,302             17,276,857
                                               ----------            -----------
 End of year                                   $6,046,760            $17,908,255
                                               ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO               INVESCO              INVESCO
                                         GROWTH AND INCOME          MID CAP           U.S. MORTGAGE
                                                FUND              GROWTH FUND             FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $27,604               $(8,840)              $10
 Net realized gain (loss) on security
  transactions                                  227,766                69,279                (6)
 Net realized gain on distributions              91,304                28,649                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      673,507               225,904               (13)
                                             ----------            ----------             -----
 Net increase (decrease) in net assets
  resulting from operations                   1,020,181               314,992                (9)
                                             ----------            ----------             -----
UNIT TRANSACTIONS:
 Purchases                                      582,838               202,366                28
 Net transfers                                   12,316               (49,238)               --
 Surrenders for benefit payments and
  fees                                         (530,091)             (118,178)             (337)
 Other transactions                                (306)                   (8)                1
 Net loan activity                                 (154)                 (107)               --
 Net annuity transactions                            --                    --                --
                                             ----------            ----------             -----
 Net increase (decrease) in net assets
  resulting from unit transactions               64,603                34,835              (308)
                                             ----------            ----------             -----
 Net increase (decrease) in net assets        1,084,784               349,827              (317)
NET ASSETS:
 Beginning of year                            3,028,987               876,675               571
                                             ----------            ----------             -----
 End of year                                 $4,113,771            $1,226,502              $254
                                             ==========            ==========             =====

                                                                                    MORGAN STANLEY
                                              INVESCO              INVESCO          INSTITUTIONAL
                                             SMALL CAP             AMERICAN          OPPORTUNITY
                                             VALUE FUND           VALUE FUND          PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(5,899)              $(279)              $(911)
 Net realized gain (loss) on security
  transactions                                   51,511               8,049               3,170
 Net realized gain on distributions             106,710               9,400              13,052
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      249,441              18,545              24,191
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                     401,763              35,715              39,502
                                             ----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                      196,989              25,490              14,346
 Net transfers                                  142,255             406,733                (594)
 Surrenders for benefit payments and
  fees                                         (166,269)            (10,143)             (8,307)
 Other transactions                                (232)                 58                   1
 Net loan activity                                  (56)                 --                 (14)
 Net annuity transactions                            --                  --                  --
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              172,687             422,138               5,432
                                             ----------            --------            --------
 Net increase (decrease) in net assets          574,450             457,853              44,934
NET ASSETS:
 Beginning of year                              822,081              70,486              87,383
                                             ----------            --------            --------
 End of year                                 $1,396,531            $528,339            $132,317
                                             ==========            ========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                INVESCO               INVESCO
                                                 VALUE              DIVERSIFIED
                                           OPPORTUNITIES FUND      DIVIDEND FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $4,578                $4,426
 Net realized gain (loss) on security
  transactions                                    10,033                57,565
 Net realized gain on distributions                   --                 4,085
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       156,995                64,377
                                                --------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      171,606               130,453
                                                --------             ---------
UNIT TRANSACTIONS:
 Purchases                                         5,227                51,361
 Net transfers                                     5,248                71,101
 Surrenders for benefit payments and
  fees                                           (44,951)             (331,856)
 Other transactions                                    1                    --
 Net loan activity                                    --                   (13)
 Net annuity transactions                             --                    --
                                                --------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (34,475)             (209,407)
                                                --------             ---------
 Net increase (decrease) in net assets           137,131               (78,954)
NET ASSETS:
 Beginning of year                               552,149               515,850
                                                --------             ---------
 End of year                                    $689,280              $436,896
                                                ========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO             INVESCO
                                             AMERICAN           GLOBAL CORE         VANGUARD 500
                                          FRANCHISE FUND        EQUITY FUND          INDEX FUND
                                         SUB-ACCOUNT (36)       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(3,872)              $147               $36,148
 Net realized gain (loss) on security
  transactions                                  97,428                427               592,980
 Net realized gain on distributions             62,161                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     125,720              3,040              (142,127)
                                             ---------            -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    281,437              3,614               487,001
                                             ---------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                      42,235              3,805               596,090
 Net transfers                                 118,119              1,952                72,288
 Surrenders for benefit payments and
  fees                                        (222,083)              (244)              (62,172)
 Other transactions                                 (1)                --                    (1)
 Net loan activity                                 (41)                --                   (16)
 Net annuity transactions                           --                 --                    --
                                             ---------            -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (61,771)             5,513               606,189
                                             ---------            -------            ----------
 Net increase (decrease) in net assets         219,666              9,127             1,093,190
NET ASSETS:
 Beginning of year                             485,114             15,295             1,301,535
                                             ---------            -------            ----------
 End of year                                  $704,780            $24,422            $2,394,725
                                             =========            =======            ==========

                                           WELLS FARGO
                                            ADVANTAGE         WELLS FARGO        COLUMBIA SELIGMAN
                                          INTERNATIONAL      ADVANTAGE CORE      COMMUNICATIONS AND
                                           EQUITY FUND         BOND FUND          INFORMATION FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $817                $663               $(2,176)
 Net realized gain (loss) on security
  transactions                                 1,462                (718)                2,051
 Net realized gain on distributions               --               1,347                 6,388
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     6,943              (5,009)               69,078
                                             -------            --------              --------
 Net increase (decrease) in net assets
  resulting from operations                    9,222              (3,717)               75,341
                                             -------            --------              --------
UNIT TRANSACTIONS:
 Purchases                                    10,054              41,129                59,923
 Net transfers                                (5,926)            (14,733)              (55,580)
 Surrenders for benefit payments and
  fees                                        (6,550)            (25,942)              (31,132)
 Other transactions                                1                  --                    (4)
 Net loan activity                                --                 (23)                  (15)
 Net annuity transactions                         --                  --                    --
                                             -------            --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,421)                431               (26,808)
                                             -------            --------              --------
 Net increase (decrease) in net assets         6,801              (3,286)               48,533
NET ASSETS:
 Beginning of year                            46,627             119,961               365,804
                                             -------            --------              --------
 End of year                                 $53,428            $116,675              $414,337
                                             =======            ========              ========

(36) Effective July 12, 2013 Invesco Leisure Fund merged with Invesco American Franchise.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                           COLUMBIA SELIGMAN        TIAA-CREF
                                                 GLOBAL          LARGE CAP VALUE
                                            TECHNOLOGY FUND         INDEX FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT (37)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(755)                $20
 Net realized gain (loss) on security
  transactions                                     7,372                   2
 Net realized gain on distributions                2,265                  40
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        10,912                 104
                                                --------              ------
 Net increase (decrease) in net assets
  resulting from operations                       19,794                 166
                                                --------              ------
UNIT TRANSACTIONS:
 Purchases                                        12,047                 718
 Net transfers                                         1                 753
 Surrenders for benefit payments and
  fees                                            (6,242)                 (5)
 Other transactions                                   (1)                 --
 Net loan activity                                    --                  --
 Net annuity transactions                             --                  --
                                                --------              ------
 Net increase (decrease) in net assets
  resulting from unit transactions                 5,805               1,466
                                                --------              ------
 Net increase (decrease) in net assets            25,599               1,632
NET ASSETS:
 Beginning of year                                76,349                  --
                                                --------              ------
 End of year                                    $101,948              $1,632
                                                ========              ======

(37) Funded as of March 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            TIAA-CREF          TIAA-CREF
                                            LARGE CAP           EQUITY           AMERICAN CENTURY
                                           GROWTH FUND        INDEX FUND          HERITAGE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (38)(39)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $307               $382               $(4,203)
 Net realized gain (loss) on security
  transactions                                 2,410              2,820               175,320
 Net realized gain on distributions              132                121                41,738
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     6,079              5,419               (68,164)
                                             -------            -------              --------
 Net increase (decrease) in net assets
  resulting from operations                    8,928              8,742               144,691
                                             -------            -------              --------
UNIT TRANSACTIONS:
 Purchases                                    14,135              8,331                85,142
 Net transfers                                (3,683)            (3,656)              (71,855)
 Surrenders for benefit payments and
  fees                                            (6)                (5)              (48,127)
 Other transactions                               (3)                --                    (7)
 Net loan activity                                --                 --                   (47)
 Net annuity transactions                         --                 --                    --
                                             -------            -------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions            10,443              4,670               (34,894)
                                             -------            -------              --------
 Net increase (decrease) in net assets        19,371             13,412               109,797
NET ASSETS:
 Beginning of year                            24,675             24,664               489,278
                                             -------            -------              --------
 End of year                                 $44,046            $38,076              $599,075
                                             =======            =======              ========

                                           LEGG MASON
                                            PARTNERS
                                           CLEARBRIDGE        LIFE POINTS         LIFE POINTS
                                            SMALL CAP           BALANCED         CONSERVATIVE
                                           VALUE FUND        STRATEGY FUND       STRATEGY FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(259)             $1,682                 $9
 Net realized gain (loss) on security
  transactions                                11,944               1,968                174
 Net realized gain on distributions              957                  --                243
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (4,485)             17,456               (179)
                                             -------            --------            -------
 Net increase (decrease) in net assets
  resulting from operations                    8,157              21,106                247
                                             -------            --------            -------
UNIT TRANSACTIONS:
 Purchases                                     4,047              37,143              4,938
 Net transfers                               (35,482)             (7,568)               (30)
 Surrenders for benefit payments and
  fees                                            (9)               (188)            (3,730)
 Other transactions                               (1)                 --                 --
 Net loan activity                                --                  --                 --
 Net annuity transactions                         --                  --                 --
                                             -------            --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions           (31,445)             29,387              1,178
                                             -------            --------            -------
 Net increase (decrease) in net assets       (23,288)             50,493              1,425
NET ASSETS:
 Beginning of year                            34,988             183,278             10,958
                                             -------            --------            -------
 End of year                                 $11,700            $233,771            $12,383
                                             =======            ========            =======

(38) Funded as of December 6, 2013.

(39) Effective December 6, 2013 American Century VP VistaSM Fund merged with American Century Heritage Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              LIFE POINTS           LIFE POINTS
                                                 GROWTH               MODERATE
                                             STRATEGY FUND         STRATEGY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $4,376                $1,714
 Net realized gain (loss) on security
  transactions                                      4,425                 3,951
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         38,131                 9,458
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        46,932                15,123
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         49,628                19,004
 Net transfers                                    259,601               211,422
 Surrenders for benefit payments and
  fees                                            (37,743)              (37,504)
 Other transactions                                    32                    11
 Net loan activity                                    (28)                   --
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                271,490               192,933
                                               ----------            ----------
 Net increase (decrease) in net assets            318,422               208,056
NET ASSETS:
 Beginning of year                                103,902                64,498
                                               ----------            ----------
 End of year                                     $422,324              $272,554
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY
                                        EQUITY              AMERICAN CENTURY VP
                                      INCOME FUND               GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $439,276                  $134,264
 Net realized gain (loss) on
  security transactions                    377,752                       709
 Net realized gain on
  distributions                            260,541                   492,602
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,339,170                  (684,499)
                                     -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,416,739                   (56,924)
                                     -------------             -------------
UNIT TRANSACTIONS:
 Purchases                               6,115,464                 1,764,077
 Net transfers                          (2,896,113)               14,369,519
 Surrenders for benefit
  payments and fees                     (2,701,593)                 (284,677)
 Other transactions                            (75)                       11
 Death benefits                                 --                        --
 Net loan activity                            (345)                      (96)
 Net annuity transactions                       --                        --
                                     -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        517,338                15,848,834
                                     -------------             -------------
 Net increase (decrease) in
  net assets                             2,934,077                15,791,910
NET ASSETS:
 Beginning of year                      22,107,391                    99,588
                                     -------------             -------------
 End of year                           $25,041,468               $15,891,498
                                     =============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       AMERICAN CENTURY
                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP           SMALL CAP
                                     ULTRA(R) FUND             BALANCED FUND              VALUE FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(289)                    $2,057                   $29,625
 Net realized gain (loss) on
  security transactions                      248                      5,822                     5,204
 Net realized gain on
  distributions                               --                         --                   107,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year              6,836                     10,876                   181,845
                                       ---------                 ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               6,795                     18,755                   324,025
                                       ---------                 ----------              ------------
UNIT TRANSACTIONS:
 Purchases                                14,401                        456                   582,862
 Net transfers                             6,801                    (58,536)                   (9,400)
 Surrenders for benefit
  payments and fees                       (5,524)                    (9,363)                 (107,435)
 Other transactions                           18                         --                         2
 Death benefits                               --                         --                        --
 Net loan activity                            (3)                        --                       (35)
 Net annuity transactions                     --                         --                        --
                                       ---------                 ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       15,693                    (67,443)                  465,994
                                       ---------                 ----------              ------------
 Net increase (decrease) in
  net assets                              22,488                    (48,688)                  790,019
NET ASSETS:
 Beginning of year                        52,581                    191,193                 1,728,893
                                       ---------                 ----------              ------------
 End of year                             $75,069                   $142,505                $2,518,912
                                       =========                 ==========              ============

                                 AMERICAN CENTURY VP                                  AMERICAN CENTURY
                                    LARGE COMPANY          AMERICAN CENTURY VP       INFLATION-ADJUSTED
                                     VALUE FUND              VISTA(SM) FUND              BOND FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $307                    $(4,322)                  $1,604
 Net realized gain (loss) on
  security transactions                   1,943                     61,854                    1,195
 Net realized gain on
  distributions                              --                         --                    1,726
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,516                     18,369                    4,815
                                      ---------                -----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,766                     75,901                    9,340
                                      ---------                -----------               ----------
UNIT TRANSACTIONS:
 Purchases                                8,725                    135,894                   40,916
 Net transfers                            1,129                   (222,121)                   8,088
 Surrenders for benefit
  payments and fees                     (13,937)                   (80,706)                 (10,169)
 Other transactions                          --                         65                       --
 Death benefits                              --                         --                       --
 Net loan activity                           (9)                       (16)                      (6)
 Net annuity transactions                    --                         --                       --
                                      ---------                -----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,092)                  (166,884)                  38,829
                                      ---------                -----------               ----------
 Net increase (decrease) in
  net assets                              2,674                    (90,983)                  48,169
NET ASSETS:
 Beginning of year                       48,794                    580,261                  158,278
                                      ---------                -----------               ----------
 End of year                            $51,468                   $489,278                 $206,447
                                      =========                ===========               ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY       AMERICAN CENTURY VP
                                       EQUITY                  INCOME &
                                     GROWTH FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $215                   $2,714
 Net realized gain (loss) on
  security transactions                   1,146                      (72)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,365                   22,578
                                      ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,726                   25,220
                                      ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                8,235                    3,064
 Net transfers                             (114)                  (5,900)
 Surrenders for benefit
  payments and fees                         (73)                  (6,301)
 Other transactions                          --                       --
 Death benefits                              --                       --
 Net loan activity                           --                       --
 Net annuity transactions                    --                   (2,397)
                                      ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       8,048                  (11,534)
                                      ---------               ----------
 Net increase (decrease) in
  net assets                             14,774                   13,686
NET ASSETS:
 Beginning of year                       43,855                  183,939
                                      ---------               ----------
 End of year                            $58,629                 $197,625
                                      =========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      AMERICAN CENTURY VP
                                 AMERICAN CENTURY VP        AMERICAN CENTURY VP             MID CAP
                                      ULTRA FUND                VALUE FUND                 VALUE FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,913)                    $7,311                    $1,818
 Net realized gain (loss) on
  security transactions                    4,263                    (15,137)                     (234)
 Net realized gain on
  distributions                               --                         --                     4,192
 Net unrealized appreciation
  (depreciation) of
  investments during the year             46,937                     88,565                    12,168
                                      ----------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              48,287                     80,739                    17,944
                                      ----------                -----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 5,200                      4,574                   143,099
 Net transfers                           (14,727)                   (51,331)                    2,070
 Surrenders for benefit
  payments and fees                      (14,627)                  (291,051)                   (8,344)
 Other transactions                           --                        537                       (12)
 Death benefits                               --                         --                        --
 Net loan activity                            --                         --                        --
 Net annuity transactions                     --                     (1,511)                       --
                                      ----------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (24,154)                  (338,782)                  136,813
                                      ----------                -----------                ----------
 Net increase (decrease) in
  net assets                              24,133                   (258,043)                  154,757
NET ASSETS:
 Beginning of year                       381,116                    798,034                    31,097
                                      ----------                -----------                ----------
 End of year                            $405,249                   $539,991                  $185,854
                                      ==========                ===========                ==========

                                   INVESCO V.I.         INVESCO V.I.             INVESCO
                                    SMALL CAP            DIVERSIFIED            EUROPEAN
                                   EQUITY FUND          DIVIDEND FUND          GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (1)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,463)                $183                 $6,684
 Net realized gain (loss) on
  security transactions                  6,268                    2                 11,516
 Net realized gain on
  distributions                             --                   --                  9,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,309                1,894                 73,414
                                    ----------            ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,114                2,079                101,295
                                    ----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                 401                3,635                 85,570
 Net transfers                         (27,864)               2,463               (120,048)
 Surrenders for benefit
  payments and fees                     (5,919)                  --                (92,734)
 Other transactions                         --                   --                     (1)
 Death benefits                             --                   --                     --
 Net loan activity                          --                   --                    (15)
 Net annuity transactions                   --                   --                     --
                                    ----------            ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (33,382)               6,098               (127,228)
                                    ----------            ---------            -----------
 Net increase (decrease) in
  net assets                            (3,268)               8,177                (25,933)
NET ASSETS:
 Beginning of year                     232,322               10,469                566,021
                                    ----------            ---------            -----------
 End of year                          $229,054              $18,646               $540,088
                                    ==========            =========            ===========

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO               INVESCO
                                   INTERNATIONAL            MID CAP
                                    GROWTH FUND         CORE EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,637                 $(760)
 Net realized gain (loss) on
  security transactions                    (860)               (5,008)
 Net realized gain on
  distributions                              --                18,128
 Net unrealized appreciation
  (depreciation) of
  investments during the year            75,606                 9,409
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             78,383                21,769
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              237,367                41,947
 Net transfers                           (8,767)              (35,768)
 Surrenders for benefit
  payments and fees                     (49,493)               (9,921)
 Other transactions                           4                    (1)
 Death benefits                              --                    --
 Net loan activity                         (135)                   (3)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     178,976                (3,746)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            257,359                18,023
NET ASSETS:
 Beginning of year                      479,698               231,798
                                     ----------            ----------
 End of year                           $737,057              $249,821
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO                                        INVESCO
                                     SMALL CAP                INVESCO               SMALL CAP
                                    GROWTH FUND           REAL ESTATE FUND         EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,649)                $(7,064)              $(3,414)
 Net realized gain (loss) on
  security transactions                   16,054                 181,987                15,902
 Net realized gain on
  distributions                           92,181                 379,262                20,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year             46,727                  93,155                10,677
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,313                 647,340                44,017
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               158,629                 751,137                92,769
 Net transfers                           238,827                 149,276                69,954
 Surrenders for benefit
  payments and fees                      (88,939)               (695,967)              (32,769)
 Other transactions                          (11)                    372                    13
 Death benefits                               --                      --                    --
 Net loan activity                           (16)                   (213)                  (29)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      308,490                 204,605               129,938
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             456,803                 851,945               173,955
NET ASSETS:
 Beginning of year                       688,780               3,961,530               321,119
                                    ------------            ------------            ----------
 End of year                          $1,145,583              $4,813,475              $495,074
                                    ============            ============            ==========

                                     INVESCO           AMERICAN CENTURY        AMERICAN CENTURY
                                    DEVELOPING            DIVERSIFIED            PRIME MONEY
                                   MARKETS FUND            BOND FUND             MARKET FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(117)                 $536                 $(2,034)
 Net realized gain (loss) on
  security transactions                    320                    26                      --
 Net realized gain on
  distributions                             --                   422                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,029                   397                      --
                                    ----------             ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            78,232                 1,381                  (2,034)
                                    ----------             ---------              ----------
UNIT TRANSACTIONS:
 Purchases                             133,471                32,507                 163,850
 Net transfers                          17,054                   980                   5,063
 Surrenders for benefit
  payments and fees                     (7,893)                 (537)                (36,703)
 Other transactions                         --                     3                       1
 Death benefits                             --                    --                      --
 Net loan activity                         (48)                   --                     (83)
 Net annuity transactions                   --                    --                      --
                                    ----------             ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    142,584                32,953                 132,128
                                    ----------             ---------              ----------
 Net increase (decrease) in
  net assets                           220,816                34,334                 130,094
NET ASSETS:
 Beginning of year                     350,692                15,750                 199,417
                                    ----------             ---------              ----------
 End of year                          $571,508               $50,084                $329,511
                                    ==========             =========              ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       ALLIANCEBERNSTEIN
                                   DOMINI SOCIAL            GLOBAL
                                    EQUITY FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(83)                 $170
 Net realized gain (loss) on
  security transactions                     37                    13
 Net realized gain on
  distributions                             --                   122
 Net unrealized appreciation
  (depreciation) of
  investments during the year              680                   279
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               634                   584
                                     ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              13,974                 5,584
 Net transfers                              --                  (147)
 Surrenders for benefit
  payments and fees                       (284)                 (317)
 Other transactions                         (1)                   --
 Death benefits                             --                    --
 Net loan activity                          --                    --
 Net annuity transactions                   --                    --
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,689                 5,120
                                     ---------             ---------
 Net increase (decrease) in
  net assets                            14,323                 5,704
NET ASSETS:
 Beginning of year                       7,016                 7,282
                                     ---------             ---------
 End of year                           $21,339               $12,986
                                     =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      ALLIANCEBERNSTEIN
                                ALLIANCEBERNSTEIN 2055     ALLIANCEBERNSTEIN 2050        GLOBAL RISK
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY       ALLOCATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT (2)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(3)                        $(32)                    $993
 Net realized gain (loss) on
  security transactions                     --                            3                    5,632
 Net realized gain on
  distributions                             13                          799                   10,888
 Net unrealized appreciation
  (depreciation) of
  investments during the year               25                          330                    4,883
                                         -----                    ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                35                        1,100                   22,396
                                         -----                    ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                 308                        7,274                   25,994
 Net transfers                              --                           --                    8,816
 Surrenders for benefit
  payments and fees                        (16)                        (195)                 (50,197)
 Other transactions                         --                           --                       66
 Death benefits                             --                           --                       --
 Net loan activity                          --                           --                      (22)
 Net annuity transactions                   --                           --                       --
                                         -----                    ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        292                        7,079                  (15,343)
                                         -----                    ---------               ----------
 Net increase (decrease) in
  net assets                               327                        8,179                    7,053
NET ASSETS:
 Beginning of year                         201                        5,481                  158,379
                                         -----                    ---------               ----------
 End of year                              $528                      $13,660                 $165,432
                                         =====                    =========               ==========

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                      GROWTH AND               INTERNATIONAL             INTERNATIONAL
                                   INCOME PORTFOLIO           GROWTH PORTFOLIO          VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(85)                     $(430)                   $27,296
 Net realized gain (loss) on
  security transactions                    3,140                    (15,428)                  (152,241)
 Net realized gain on
  distributions                               --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,756                     73,777                    275,365
                                       ---------                 ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              12,811                     57,919                    150,420
                                       ---------                 ----------               ------------
UNIT TRANSACTIONS:
 Purchases                                17,268                     86,320                    254,272
 Net transfers                            (1,200)                   (27,545)                  (103,802)
 Surrenders for benefit
  payments and fees                      (14,199)                   (67,647)                  (165,204)
 Other transactions                           --                         --                        430
 Death benefits                               --                         --                         --
 Net loan activity                           (18)                       (18)                       (46)
 Net annuity transactions                     --                         --                         --
                                       ---------                 ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        1,851                     (8,890)                   (14,350)
                                       ---------                 ----------               ------------
 Net increase (decrease) in
  net assets                              14,662                     49,029                    136,070
NET ASSETS:
 Beginning of year                        78,598                    433,807                  1,105,242
                                       ---------                 ----------               ------------
 End of year                             $93,260                   $482,836                 $1,241,312
                                       =========                 ==========               ============

(2) Formerly AllianceBernstein VPS Balanced Shares Portfolio. Change effective October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS
                                         GLOBAL             ALLIANCEBERNSTEIN
                                    VALUE PORTFOLIO            GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $635                   $(261)
 Net realized gain (loss) on
  security transactions                   (15,642)                  2,958
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              27,889                   1,808
                                       ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               12,882                   4,505
                                       ----------               ---------
UNIT TRANSACTIONS:
 Purchases                                 19,933                   5,878
 Net transfers                             (2,140)                 (7,200)
 Surrenders for benefit
  payments and fees                       (20,341)                   (618)
 Other transactions                           124                       8
 Death benefits                                --                      --
 Net loan activity                             (8)                     (6)
 Net annuity transactions                      --                      --
                                       ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (2,432)                 (1,938)
                                       ----------               ---------
 Net increase (decrease) in
  net assets                               10,450                   2,567
NET ASSETS:
 Beginning of year                        104,428                  35,913
                                       ----------               ---------
 End of year                             $114,878                 $38,480
                                       ==========               =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                    DISCOVERY             DISCOVERY         ALLIANCEBERNSTEIN
                                   GROWTH FUND            VALUE FUND           VALUE FUND
                                 SUB-ACCOUNT (3)       SUB-ACCOUNT (4)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,023)              $(2,981)                $16
 Net realized gain (loss) on
  security transactions                  7,373                13,857                   1
 Net realized gain on
  distributions                             --                30,425                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,237                53,579                 128
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,587                94,880                 145
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                              25,342               226,707               1,159
 Net transfers                             (60)              (68,628)                 --
 Surrenders for benefit
  payments and fees                    (22,242)              (79,966)                (17)
 Other transactions                          1                     5                  (1)
 Death benefits                             --                    --                  --
 Net loan activity                         (24)                   (6)                 --
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,017                78,112               1,141
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                            17,604               172,992               1,286
NET ASSETS:
 Beginning of year                     108,470               491,781                 629
                                    ----------            ----------             -------
 End of year                          $126,074              $664,773              $1,915
                                    ==========            ==========             =======


                                 ALLIANCEBERNSTEIN 2015      ALLIANCEBERNSTEIN 2025      ALLIANCEBERNSTEIN 2035
                                  RETIREMENT STRATEGY         RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,719                      $1,274                        $(69)
 Net realized gain (loss) on
  security transactions                       470                       1,858                         966
 Net realized gain on
  distributions                                --                          --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              15,603                      16,884                      12,182
                                       ----------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               18,792                      20,016                      13,079
                                       ----------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                 34,015                      44,050                      45,048
 Net transfers                                 --                     (47,559)                    (10,903)
 Surrenders for benefit
  payments and fees                       (14,508)                    (25,215)                     (7,754)
 Other transactions                            --                          --                          (5)
 Death benefits                                --                          --                          --
 Net loan activity                             --                          --                        (114)
 Net annuity transactions                      --                          --                          --
                                       ----------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        19,507                     (28,724)                     26,272
                                       ----------                  ----------                  ----------
 Net increase (decrease) in
  net assets                               38,299                      (8,708)                     39,351
NET ASSETS:
 Beginning of year                        190,264                     194,566                      95,989
                                       ----------                  ----------                  ----------
 End of year                             $228,563                    $185,858                    $135,340
                                       ==========                  ==========                  ==========

(3) Formerly AllianceBernstein Small/Mid-Cap Growth Fund. Change effective November 1, 2012.

(4) Formerly AllianceBernstein VPS Small-Mid Cap Value Portfolio. Change effective November 1, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            ALLIANCEBERNSTEIN
                                 ALLIANCEBERNSTEIN 2045            HIGH
                                   RETIREMENT STRATEGY         INCOME FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(3)                 $10,982
 Net realized gain (loss) on
  security transactions                       149                    5,254
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               4,783                    7,488
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                4,929                   23,724
                                        ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                 23,536                   92,476
 Net transfers                                 --                  124,931
 Surrenders for benefit
  payments and fees                        (2,603)                 (75,972)
 Other transactions                            --                       69
 Death benefits                                --                       --
 Net loan activity                             --                      (13)
 Net annuity transactions                      --                       --
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        20,933                  141,491
                                        ---------               ----------
 Net increase (decrease) in
  net assets                               25,862                  165,215
NET ASSETS:
 Beginning of year                         29,353                    3,466
                                        ---------               ----------
 End of year                              $55,215                 $168,681
                                        =========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN 2010      ALLIANCEBERNSTEIN 2020      ALLIANCEBERNSTEIN 2030
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                      SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $819                      $4,960                      $1,943
 Net realized gain (loss) on
  security transactions                      337                       1,160                       4,145
 Net realized gain on
  distributions                               --                          --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              3,056                      35,532                      36,210
                                       ---------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               4,212                      41,652                      42,298
                                       ---------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                 3,293                      95,406                     102,961
 Net transfers                            16,617                          --                     (14,508)
 Surrenders for benefit
  payments and fees                       (5,119)                    (15,114)                    (36,895)
 Other transactions                           --                          (1)                          1
 Death benefits                               --                          --                          --
 Net loan activity                            --                          --                        (115)
 Net annuity transactions                     --                          --                          --
                                       ---------                  ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       14,791                      80,291                      51,444
                                       ---------                  ----------                  ----------
 Net increase (decrease) in
  net assets                              19,003                     121,943                      93,742
NET ASSETS:
 Beginning of year                        42,020                     380,722                     341,272
                                       ---------                  ----------                  ----------
 End of year                             $61,023                    $502,665                    $435,014
                                       =========                  ==========                  ==========

                                                                                       AMERICAN FUNDS
                                 ALLIANCEBERNSTEIN 2040        AMERICAN FUNDS             AMERICAN
                                  RETIREMENT STRATEGY            AMCAP FUND             BALANCED FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(96)                  $(11,323)                 $39,270
 Net realized gain (loss) on
  security transactions                     1,976                     96,055                  322,104
 Net realized gain on
  distributions                                --                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              20,902                    246,442                  342,758
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               22,782                    331,174                  704,132
                                       ----------               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 76,890                    671,724                1,037,575
 Net transfers                             (1,285)                   (33,005)                  35,516
 Surrenders for benefit
  payments and fees                       (26,465)                  (406,969)              (1,218,476)
 Other transactions                            --                        (34)                      65
 Death benefits                                --                         --                       --
 Net loan activity                            (49)                      (167)                    (436)
 Net annuity transactions                      --                         --                       --
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        49,091                    231,549                 (145,756)
                                       ----------               ------------            -------------
 Net increase (decrease) in
  net assets                               71,873                    562,723                  558,376
NET ASSETS:
 Beginning of year                        158,558                  2,152,054                5,474,747
                                       ----------               ------------            -------------
 End of year                             $230,431                 $2,714,777               $6,033,123
                                       ==========               ============            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                    CAPITAL INCOME             EUROPACIFIC
                                     BUILDER FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $555,260                 $248,862
 Net realized gain (loss) on
  security transactions                    243,516                  (15,522)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              980,147                3,086,906
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,778,923                3,320,246
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,270,886                4,974,915
 Net transfers                            (253,005)                (362,230)
 Surrenders for benefit
  payments and fees                     (2,369,886)              (1,754,902)
 Other transactions                             32                      382
 Death benefits                                 --                       --
 Net loan activity                            (793)                    (926)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        647,234                2,857,239
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,426,157                6,177,485
NET ASSETS:
 Beginning of year                      16,316,397               16,678,275
                                     -------------            -------------
 End of year                           $18,742,554              $22,855,760
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
                                     FUNDAMENTAL                 NEW                THE BOND FUND
                                   INVESTORS FUND          PERSPECTIVE FUND           OF AMERICA
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $76,813                  $4,692                 $81,924
 Net realized gain (loss) on
  security transactions                   502,180                 219,915                 130,975
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,185,826                 577,150                  57,059
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,764,819                 801,757                 269,958
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,625,422                 996,132               1,129,581
 Net transfers                            (63,590)                (82,309)               (108,691)
 Surrenders for benefit
  payments and fees                    (1,242,690)               (616,505)               (928,276)
 Other transactions                           (33)                     (5)                    292
 Death benefits                                --                      --                      --
 Net loan activity                           (356)                   (157)                   (397)
 Net annuity transactions                      --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,318,753                 297,156                  92,509
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            3,083,572               1,098,913                 362,467
NET ASSETS:
 Beginning of year                     10,418,099               4,036,380               5,728,093
                                    -------------            ------------            ------------
 End of year                          $13,501,671              $5,135,293              $6,090,560
                                    =============            ============            ============

                                                                                      AMERICAN FUNDS
                                    AMERICAN FUNDS           AMERICAN FUNDS           THE INVESTMENT
                                   THE GROWTH FUND           THE INCOME FUND             COMPANY
                                   OF AMERICA FUND             OF AMERICA               OF AMERICA
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(62,562)                $266,136                 $88,628
 Net realized gain (loss) on
  security transactions                  3,018,719                  234,860                 175,380
 Net realized gain on
  distributions                                 --                       --                  99,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,881,471                  472,331                 495,495
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,837,628                  973,327                 858,716
                                    --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               7,314,969                1,852,417               1,367,027
 Net transfers                         (16,607,399)                (166,765)               (113,163)
 Surrenders for benefit
  payments and fees                     (4,414,188)              (1,012,974)               (695,178)
 Other transactions                            843                      107                      13
 Death benefits                                 --                       --                      --
 Net loan activity                          (2,163)                    (277)                   (207)
 Net annuity transactions                       --                       --                      --
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,707,938)                 672,508                 558,492
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (6,870,310)               1,645,835               1,417,208
NET ASSETS:
 Beginning of year                      37,929,477                8,717,190               5,874,147
                                    --------------            -------------            ------------
 End of year                           $31,059,167              $10,363,025              $7,291,355
                                    ==============            =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                       THE NEW                WASHINGTON
                                     ECONOMY FUND          MUTUAL INVESTORS
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,487)                $33,406
 Net realized gain (loss) on
  security transactions                    36,730                 131,504
 Net realized gain on
  distributions                            36,600                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             158,220                 121,148
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              226,063                 286,058
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                239,505                 543,756
 Net transfers                            (53,039)                 49,987
 Surrenders for benefit
  payments and fees                      (201,893)               (504,871)
 Other transactions                            24                     (15)
 Death benefits                                --                      --
 Net loan activity                            (62)                   (277)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (15,465)                 88,580
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              210,598                 374,638
NET ASSETS:
 Beginning of year                      1,002,580               2,689,922
                                     ------------            ------------
 End of year                           $1,213,178              $3,064,560
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           CAPITAL WORLD          AMERICAN FUNDS
                                      AMERICAN                GROWTH &                SMALLCAP
                                    MUTUAL FUND              INCOME FUND             WORLD FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $57,872                 $385,642                 $1,533
 Net realized gain (loss) on
  security transactions                  140,329                  128,033                 58,717
 Net realized gain on
  distributions                               --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            166,873                2,617,768                 47,294
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             365,074                3,131,443                107,544
                                    ------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                               876,737                4,418,979                120,344
 Net transfers                           262,403                 (426,291)                40,114
 Surrenders for benefit
  payments and fees                     (317,179)              (2,314,302)              (180,543)
 Other transactions                          (51)                   1,678                     (6)
 Death benefits                               --                       --                     --
 Net loan activity                          (227)                    (986)                   (35)
 Net annuity transactions                     --                       --                     --
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      821,683                1,679,078                (20,126)
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets                           1,186,757                4,810,521                 87,418
NET ASSETS:
 Beginning of year                     2,860,211               16,166,375                546,675
                                    ------------            -------------            -----------
 End of year                          $4,046,968              $20,976,896               $634,093
                                    ============            =============            ===========


                                      ARIEL                                       ARTISAN
                                   APPRECIATION                                   MID CAP
                                       FUND               ARIEL FUND             VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $100                  $419                 $14,193
 Net realized gain (loss) on
  security transactions                  3,240                 2,229                  24,000
 Net realized gain on
  distributions                         11,122                    --                 159,651
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,695                15,408                 136,155
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,157                18,056                 333,999
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               9,164                40,044                 641,744
 Net transfers                            (641)               (5,439)                (96,650)
 Surrenders for benefit
  payments and fees                    (22,660)               (7,449)               (306,518)
 Other transactions                         --                    --                     760
 Death benefits                             --                    --                      --
 Net loan activity                          --                    --                     (48)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,137)               27,156                 239,288
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                             4,020                45,212                 573,287
NET ASSETS:
 Beginning of year                     100,930                80,769               2,840,476
                                    ----------            ----------            ------------
 End of year                          $104,950              $125,981              $3,413,763
                                    ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             AVE MARIA
                                      AVE MARIA               RISING
                                  OPPORTUNITY FUND         DIVIDEND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(204)                 $8,228
 Net realized gain (loss) on
  security transactions                    (533)                 21,961
 Net realized gain on
  distributions                              --                  29,464
 Net unrealized appreciation
  (depreciation) of
  investments during the year                46                  23,844
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               (691)                 83,497
                                      ---------             -----------
UNIT TRANSACTIONS:
 Purchases                               15,993                 178,605
 Net transfers                           (3,230)               (109,742)
 Surrenders for benefit
  payments and fees                        (156)               (142,712)
 Other transactions                          --                       4
 Death benefits                              --                      --
 Net loan activity                           --                     (33)
 Net annuity transactions                    --                      --
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      12,607                 (73,878)
                                      ---------             -----------
 Net increase (decrease) in
  net assets                             11,916                   9,619
NET ASSETS:
 Beginning of year                       10,416                 593,844
                                      ---------             -----------
 End of year                            $22,332                $603,463
                                      =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AVE MARIA        LIFEPATH 2020       LIFEPATH 2030
                                   GROWTH FUND         PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,106)           $248,916            $200,614
 Net realized gain (loss) on
  security transactions                  1,411             110,252             137,616
 Net realized gain on
  distributions                             --             215,805             487,331
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,743           1,141,392             928,385
                                    ----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,048           1,716,365           1,753,946
                                    ----------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              44,467           4,938,239           5,596,014
 Net transfers                             362             259,455            (134,286)
 Surrenders for benefit
  payments and fees                     (4,458)         (2,143,242)         (1,746,447)
 Other transactions                         (4)                 94                  22
 Death benefits                             --                  --                  --
 Net loan activity                         (24)             (1,851)             (3,393)
 Net annuity transactions                   --                  --                  --
                                    ----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,343           3,052,695           3,711,910
                                    ----------       -------------       -------------
 Net increase (decrease) in
  net assets                            50,391           4,769,060           5,465,856
NET ASSETS:
 Beginning of year                      66,894          15,271,201          12,734,908
                                    ----------       -------------       -------------
 End of year                          $117,285         $20,040,261         $18,200,764
                                    ==========       =============       =============

                                                     LIFEPATH
                               LIFEPATH 2040        RETIREMENT             LIFEPATH 2050
                                 PORTFOLIO           PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $188,324             $71,889                 $11,107
 Net realized gain (loss) on
  security transactions              111,504             112,319                    (516)
 Net realized gain on
  distributions                      404,280             166,119                  18,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year        956,703              79,253                  53,935
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,660,811             429,580                  82,791
                               -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         4,277,145           1,528,390                 714,273
 Net transfers                      (133,685)           (229,302)                  9,429
 Surrenders for benefit
  payments and fees               (1,322,659)         (1,485,299)                (37,671)
 Other transactions                     (115)                (19)                    (22)
 Death benefits                           --                  --                      --
 Net loan activity                    (2,464)               (264)                   (129)
 Net annuity transactions                 --                  --                      --
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,818,222            (186,494)                685,880
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets                       4,479,033             243,086                 768,671
NET ASSETS:
 Beginning of year                10,832,836           5,235,451                 263,697
                               -------------       -------------            ------------
 End of year                     $15,311,869          $5,478,537              $1,032,368
                               =============       =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     BLACKROCK            BLACKROCK
                                   LIFEPATH 2025        LIFEPATH 2035
                                       FUND                 FUND
                                  SUB-ACCOUNT (5)      SUB-ACCOUNT (6)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18                  $3
 Net realized gain (loss) on
  security transactions                    --                  --
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              74                  16
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                               92                  19
                                      -------               -----
UNIT TRANSACTIONS:
 Purchases                              3,839                 720
 Net transfers                          1,228                 207
 Surrenders for benefit
  payments and fees                       (25)                 (5)
 Other transactions                         1                  --
 Death benefits                            --                  --
 Net loan activity                         --                  --
 Net annuity transactions                  --                  --
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,043                 922
                                      -------               -----
 Net increase (decrease) in
  net assets                            5,135                 941
NET ASSETS:
 Beginning of year                         --                  --
                                      -------               -----
 End of year                           $5,135                $941
                                      =======               =====

(5)  Funded as of August 23, 2012.

(6)  Funded as of August 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                BLACKROCK
                                   BLACKROCK                                 U.S. GOVERNMENT
                                 LIFEPATH 2045             BARON                   BOND
                                      FUND             SMALL CAP FUND           PORTFOLIO
                                SUB-ACCOUNT (7)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $ --                     $(748)               $2,052
 Net realized gain (loss) on
  security transactions                 --                    13,232                   219
 Net realized gain on
  distributions                         --                    52,758                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           --                   180,886                 2,418
                                      ----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            --                   246,128                 4,689
                                      ----              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              10                   346,485                38,982
 Net transfers                          --                   (21,325)                4,275
 Surrenders for benefit
  payments and fees                     --                   (59,744)              (14,298)
 Other transactions                     --                        25                     9
 Death benefits                         --                        --                    --
 Net loan activity                      --                        (8)                   --
 Net annuity transactions               --                        --                    --
                                      ----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10                   265,433                28,968
                                      ----              ------------            ----------
 Net increase (decrease) in
  net assets                            10                   511,561                33,657
NET ASSETS:
 Beginning of year                      --                 1,262,766               254,989
                                      ----              ------------            ----------
 End of year                           $10                $1,774,327              $288,646
                                      ====              ============            ==========


                                     BLACKROCK               BLACKROCK              BLACKROCK
                                       EQUITY                 CAPITAL            FLEXIBLE EQUITY
                                   DIVIDEND FUND         APPRECIATION FUND            FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (8)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $38,965                    $250                $(445)
 Net realized gain (loss) on
  security transactions                  115,334                  11,875                4,503
 Net realized gain on
  distributions                              733                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             57,970                  89,555                2,269
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             213,002                 101,680                6,327
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               828,643                 706,009               38,718
 Net transfers                           727,586                 101,583              (46,297)
 Surrenders for benefit
  payments and fees                     (389,303)                (68,235)             (11,024)
 Other transactions                          (50)                     27                   --
 Death benefits                               --                      --                   --
 Net loan activity                          (112)                     (6)                  (2)
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,166,764                 739,378              (18,605)
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                           1,379,766                 841,058              (12,278)
NET ASSETS:
 Beginning of year                     1,412,801                 572,474               78,834
                                    ------------            ------------            ---------
 End of year                          $2,792,567              $1,413,532              $66,556
                                    ============            ============            =========

(7)  Funded as of December 14, 2012.

(8)  Formerly BlackRock Mid Cap Value Portfolio. Change effective July 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    CALVERT VP SRI          CALVERT EQUITY
                                  BALANCED PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,334                 $(25,956)
 Net realized gain (loss) on
  security transactions                      129                  180,869
 Net realized gain on
  distributions                               --                    5,678
 Net unrealized appreciation
  (depreciation) of
  investments during the year             36,003                  299,690
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              38,466                  460,281
                                      ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                 1,820                  884,713
 Net transfers                                --                   72,750
 Surrenders for benefit
  payments and fees                       (1,800)                (378,138)
 Other transactions                           (3)                     126
 Death benefits                               --                       --
 Net loan activity                            --                     (148)
 Net annuity transactions                     --                       --
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                           17                  579,303
                                      ----------             ------------
 Net increase (decrease) in
  net assets                              38,483                1,039,584
NET ASSETS:
 Beginning of year                       395,595                3,018,997
                                      ----------             ------------
 End of year                            $434,078               $4,058,581
                                      ==========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     COLUMBIA
                                    CALVERT BOND              CALVERT               CONTRARIAN
                                     PORTFOLIO              INCOME FUND              CORE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $34,293                 $20,640                   $950
 Net realized gain (loss) on
  security transactions                   42,041                  22,029                 14,066
 Net realized gain on
  distributions                           36,145                      --                    624
 Net unrealized appreciation
  (depreciation) of
  investments during the year             24,511                  24,462                 62,321
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             136,990                  67,131                 77,961
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                               483,026                 183,509                190,643
 Net transfers                           114,135                (366,219)              (102,412)
 Surrenders for benefit
  payments and fees                     (244,808)                (64,082)               (16,287)
 Other transactions                          (10)                     56                    (75)
 Death benefits                               --                      --                     --
 Net loan activity                           (60)                    (42)                   (30)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      352,283                (246,778)                71,839
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                             489,273                (179,647)               149,800
NET ASSETS:
 Beginning of year                     1,820,395               1,091,056                401,141
                                    ------------            ------------            -----------
 End of year                          $2,309,668                $911,409               $550,941
                                    ============            ============            ===========

                                 COLUMBIA MARSICO          COLUMBIA          COLUMBIA MARSICO
                                   21ST CENTURY            SMALL CAP           INTERNATIONAL
                                       FUND              VALUE I FUND       OPPORTUNITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(665)                $(260)                $(144)
 Net realized gain (loss) on
  security transactions                    167                 1,118                (3,621)
 Net realized gain on
  distributions                             --                 2,563                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,034                 3,019                 6,620
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,536                 6,440                 2,855
                                     ---------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              38,604                12,581                    --
 Net transfers                            (566)              (13,007)               (6,412)
 Surrenders for benefit
  payments and fees                       (633)               (5,626)               (4,527)
 Other transactions                          1                   (14)                   --
 Death benefits                             --                    --                    --
 Net loan activity                          --                    (8)                   --
 Net annuity transactions                   --                    --                    --
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     37,406                (6,074)              (10,939)
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets                            40,942                   366                (8,084)
NET ASSETS:
 Beginning of year                      32,731                68,216                20,837
                                     ---------             ---------             ---------
 End of year                           $73,673               $68,582               $12,753
                                     =========             =========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      COLUMBIA
                                      MID CAP                COLUMBIA
                                     VALUE FUND             ACORN FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,284)                $(1,611)
 Net realized gain (loss) on
  security transactions                  34,820                  89,751
 Net realized gain on
  distributions                              --                 117,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year            81,815                  32,313
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            115,351                 238,448
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              188,475                 579,278
 Net transfers                           (9,436)                242,827
 Surrenders for benefit
  payments and fees                     (31,780)               (143,298)
 Other transactions                           7                       4
 Death benefits                              --                      --
 Net loan activity                          (30)                    (84)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     147,236                 678,727
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            262,587                 917,175
NET ASSETS:
 Beginning of year                      644,478               1,175,371
                                     ----------            ------------
 End of year                           $907,065              $2,092,546
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA MARSICO             CRM                 COLUMBIA
                                      GROWTH                MID CAP              SMALL CAP
                                      VS FUND              VALUE FUND            CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,717)               $1,035                 $(408)
 Net realized gain (loss) on
  security transactions                  18,586                   325                 6,193
 Net realized gain on
  distributions                              --                    --                 8,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year            44,197                26,761                18,663
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             59,066                28,121                33,374
                                    -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              197,982                25,447                43,451
 Net transfers                          (72,141)              (10,439)              (48,145)
 Surrenders for benefit
  payments and fees                    (101,508)              (24,033)              (15,138)
 Other transactions                          18                   342                    (2)
 Death benefits                              --                    --                    --
 Net loan activity                          (24)                   (3)                   (2)
 Net annuity transactions                    --                    --                    --
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      24,327                (8,686)              (19,836)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets                             83,393                19,435                13,538
NET ASSETS:
 Beginning of year                      552,489               168,015               283,597
                                    -----------            ----------            ----------
 End of year                           $635,882              $187,450              $297,135
                                    ===========            ==========            ==========

                                                             DAVIS
                                      DAVIS                 NEW YORK                DAVIS
                                  FINANCIAL FUND          VENTURE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $185                 $33,793                  $535
 Net realized gain (loss) on
  security transactions                  1,401                 106,866                 2,286
 Net realized gain on
  distributions                          1,368                 210,215                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,954                 247,958                 9,754
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,908                 598,832                12,575
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              24,347               1,045,439                29,628
 Net transfers                           3,700                (442,450)              (12,865)
 Surrenders for benefit
  payments and fees                     (6,814)               (843,425)              (25,109)
 Other transactions                          1                     617                    17
 Death benefits                             --                      --                    --
 Net loan activity                         (14)                   (276)                   (7)
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,220                (240,095)               (8,336)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                            34,128                 358,737                 4,239
NET ASSETS:
 Beginning of year                      70,664               5,177,625               119,263
                                    ----------            ------------            ----------
 End of year                          $104,792              $5,536,362              $123,502
                                    ==========            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     DELAWARE              DELAWARE
                                    DIVERSIFIED       EXTENDED DURATION
                                    INCOME FUND           BOND FUND
                                  SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4                  $1
 Net realized gain (loss) on
  security transactions                    --                  --
 Net realized gain on
  distributions                             9                   3
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (5)                 (2)
                                      -------                ----
 Net increase (decrease) in
  net assets resulting from
  operations                                8                   2
                                      -------                ----
UNIT TRANSACTIONS:
 Purchases                              3,155                  68
 Net transfers                          4,987                  --
 Surrenders for benefit
  payments and fees                        --                  (2)
 Other transactions                        --                  --
 Death benefits                            --                  --
 Net loan activity                         --                  --
 Net annuity transactions                  --                  --
                                      -------                ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,142                  66
                                      -------                ----
 Net increase (decrease) in
  net assets                            8,150                  68
NET ASSETS:
 Beginning of year                         --                  --
                                      -------                ----
 End of year                           $8,150                 $68
                                      =======                ====

(9)  Funded as of December 4, 2012.

(10) Funded as of August 20, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  DREYFUS
                                                                 LIFETIME
                                      DREYFUS                   GROWTH AND                DREYFUS VIF
                                    BOND MARKET                   INCOME                 APPRECIATION
                                     INDEX FUND                  PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT (11)             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $117,619                    $(4,559)                  $2,481
 Net realized gain (loss) on
  security transactions                   85,998                     39,651                      145
 Net realized gain on
  distributions                           12,723                     11,733                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (67,365)                    (6,925)                     497
                                    ------------                -----------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,975                     39,900                    3,123
                                    ------------                -----------                ---------
UNIT TRANSACTIONS:
 Purchases                             1,852,198                     70,034                    2,458
 Net transfers                           146,984                   (492,070)                  72,510
 Surrenders for benefit
  payments and fees                     (467,865)                  (175,451)                  (7,540)
 Other transactions                          356                        (34)                      --
 Death benefits                               --                         --                       --
 Net loan activity                          (366)                        (2)                      --
 Net annuity transactions                     --                         --                       --
                                    ------------                -----------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,531,307                   (597,523)                  67,428
                                    ------------                -----------                ---------
 Net increase (decrease) in
  net assets                           1,680,282                   (557,623)                  70,551
NET ASSETS:
 Beginning of year                     3,948,792                    557,623                    9,297
                                    ------------                -----------                ---------
 End of year                          $5,629,074                       $ --                  $79,848
                                    ============                ===========                =========


                                      DREYFUS                 DREYFUS                 DREYFUS
                                INTERNATIONAL STOCK            MIDCAP              SMALLCAP STOCK
                                     INDEX FUND              INDEX FUND              INDEX FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,067                  $19,768                 $14,391
 Net realized gain (loss) on
  security transactions                      (5)                  71,653                  68,902
 Net realized gain on
  distributions                              --                  118,878                  44,719
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,236                  209,478                  67,564
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             16,298                  419,777                 195,576
                                     ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               38,395                  940,712                 435,344
 Net transfers                            4,323                   61,197                   2,270
 Surrenders for benefit
  payments and fees                      (7,243)                (274,396)               (145,824)
 Other transactions                          --                      105                      26
 Death benefits                              --                       --                      --
 Net loan activity                           --                     (185)                    (85)
 Net annuity transactions                    --                       --                      --
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      35,475                  727,433                 291,731
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets                             51,773                1,147,210                 487,307
NET ASSETS:
 Beginning of year                       64,439                2,156,707               1,127,638
                                     ----------             ------------            ------------
 End of year                           $116,212               $3,303,917              $1,614,945
                                     ==========             ============            ============

(11) Effective December 5, 2012 Dreyfus Lifetime Growth and Income Portfolio was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                         DREYFUS VIF
                                      DREYFUS            GROWTH AND
                                  SMALL CAP FUND      INCOME PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(73)                $15
 Net realized gain (loss) on
  security transactions                     83                   1
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,221                 280
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,231                 296
                                     ---------             -------
UNIT TRANSACTIONS:
 Purchases                                 611                 281
 Net transfers                          25,929                  --
 Surrenders for benefit
  payments and fees                     (1,395)                 --
 Other transactions                         --                   1
 Death benefits                             --                  --
 Net loan activity                          --                  --
 Net annuity transactions                   --                  --
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     25,145                 282
                                     ---------             -------
 Net increase (decrease) in
  net assets                            26,376                 578
NET ASSETS:
 Beginning of year                       2,079               1,620
                                     ---------             -------
 End of year                           $28,455              $2,198
                                     =========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DREYFUS VIF           DREYFUS SOCIALLY             DREYFUS
                                      QUALITY            RESPONSIBLE GROWTH            S&P 500
                                  BOND PORTFOLIO             FUND, INC.               INDEX FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (12)(13)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,120                   $299                    $76,444
 Net realized gain (loss) on
  security transactions                  10,376                 (2,783)                   337,036
 Net realized gain on
  distributions                              --                     --                     82,948
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,747                     (2)                   177,748
                                    -----------               --------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             22,243                 (2,486)                   674,176
                                    -----------               --------               ------------
UNIT TRANSACTIONS:
 Purchases                                7,258                     --                  1,919,005
 Net transfers                         (214,184)                 2,486                    (92,443)
 Surrenders for benefit
  payments and fees                      (8,601)                    --                   (556,793)
 Other transactions                          --                     --                       (164)
 Death benefits                              --                     --                         --
 Net loan activity                           --                     --                       (267)
 Net annuity transactions                    --                     --                         --
                                    -----------               --------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (215,527)                 2,486                  1,269,338
                                    -----------               --------               ------------
 Net increase (decrease) in
  net assets                           (193,284)                    --                  1,943,514
NET ASSETS:
 Beginning of year                      510,300                     --                  4,050,119
                                    -----------               --------               ------------
 End of year                           $317,016                   $ --                 $5,993,633
                                    ===========               ========               ============

                                      DREYFUS
                                    INTERMEDIATE            EATON VANCE             EATON VANCE
                                        TERM                 LARGE-CAP                DIVIDEND
                                    INCOME FUND              VALUE FUND             BUILDER FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $45,376                $104,304                 $16,971
 Net realized gain (loss) on
  security transactions                   14,906                 256,855                  11,183
 Net realized gain on
  distributions                           28,943                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             81,909                 719,329                  95,385
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             171,134               1,080,488                 123,539
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               295,305               1,655,407                 213,279
 Net transfers                           854,469                (924,561)                (46,278)
 Surrenders for benefit
  payments and fees                     (133,585)               (988,684)                (37,529)
 Other transactions                          233                       1                    (154)
 Death benefits                               --                      --                      --
 Net loan activity                          (155)                   (250)                    (27)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,016,267                (258,087)                129,291
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,187,401                 822,401                 252,830
NET ASSETS:
 Beginning of year                     1,932,013               7,062,052                 923,423
                                    ------------            ------------            ------------
 End of year                          $3,119,414              $7,884,453              $1,176,253
                                    ============            ============            ============

(12) Funded as of February 15, 2012.

(13) Not funded as of December 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    EATON VANCE
                                     WORLDWIDE             EATON VANCE
                                       HEALTH              INCOME FUND
                                   SCIENCES FUND            OF BOSTON
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,293                 $97,790
 Net realized gain (loss) on
  security transactions                   2,567                  11,374
 Net realized gain on
  distributions                          39,083                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,628)                 83,266
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             35,315                 192,430
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               91,620                 764,740
 Net transfers                           (9,681)                 64,228
 Surrenders for benefit
  payments and fees                     (17,419)               (290,361)
 Other transactions                          --                     548
 Death benefits                              --                      --
 Net loan activity                          (46)                    (96)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      64,474                 539,059
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             99,789                 731,489
NET ASSETS:
 Beginning of year                      225,374               1,271,138
                                     ----------            ------------
 End of year                           $325,163              $2,002,627
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         EATON VANCE           WELLS FARGO
                                   EATON VANCE         ATLANTA CAPITAL       ADVANTAGE ASSET
                                  BALANCED FUND         SMID-CAP FUND        ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (14)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $221                  $(36)                $3,356
 Net realized gain (loss) on
  security transactions                    64                    (6)                 1,278
 Net realized gain on
  distributions                            --                    34                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,898                   203                 10,550
                                    ---------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,183                   195                 15,184
                                    ---------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                335                 3,793                 62,633
 Net transfers                             --                 8,124                 (9,317)
 Surrenders for benefit
  payments and fees                      (505)               (1,309)                (1,470)
 Other transactions                        --                    --                      1
 Death benefits                            --                    --                     --
 Net loan activity                         --                    --                     (7)
 Net annuity transactions                  --                    --                     --
                                    ---------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (170)               10,608                 51,840
                                    ---------             ---------             ----------
 Net increase (decrease) in
  net assets                            2,013                10,803                 67,024
NET ASSETS:
 Beginning of year                     20,482                    --                137,031
                                    ---------             ---------             ----------
 End of year                          $22,495               $10,803               $204,055
                                    =========             =========             ==========

                                    WELLS FARGO
                                     ADVANTAGE               WELLS FARGO
                                      EMERGING           ADVANTAGE UTILITY &        ALGER CAPITAL
                                      MARKETS             TELECOMMUNICATION          APPRECIATION
                                    EQUITY FUND                 FUND              INSTITUTIONAL FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,825)                  $455                   $13,281
 Net realized gain (loss) on
  security transactions                  (10,796)                   557                   213,096
 Net realized gain on
  distributions                               --                     --                   159,271
 Net unrealized appreciation
  (depreciation) of
  investments during the year            166,748                  1,409                   162,761
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,127                  2,421                   548,409
                                    ------------              ---------              ------------
UNIT TRANSACTIONS:
 Purchases                               764,853                  7,455                   856,878
 Net transfers                            90,981                     --                   710,232
 Surrenders for benefit
  payments and fees                     (103,085)                (3,421)                 (422,771)
 Other transactions                         (122)                    --                        (1)
 Death benefits                               --                     --                        --
 Net loan activity                          (129)                    --                      (249)
 Net annuity transactions                     --                     --                        --
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      752,498                  4,034                 1,144,089
                                    ------------              ---------              ------------
 Net increase (decrease) in
  net assets                             900,625                  6,455                 1,692,498
NET ASSETS:
 Beginning of year                       905,639                 27,172                 2,827,478
                                    ------------              ---------              ------------
 End of year                          $1,806,264                $33,627                $4,519,976
                                    ============              =========              ============

(14) Funded as of September 5, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    ALGER MID CAP         ALGER SMALL CAP
                                        GROWTH                 GROWTH
                                  INSTITUTIONAL FUND     INSTITUTIONAL FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,298)              $(1,422)
 Net realized gain (loss) on
  security transactions                    42,043                 8,990
 Net realized gain on
  distributions                                --                19,415
 Net unrealized appreciation
  (depreciation) of
  investments during the year             101,332                (8,875)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              138,077                18,108
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                155,210                59,325
 Net transfers                            (14,619)               (1,435)
 Surrenders for benefit
  payments and fees                       (89,330)              (46,003)
 Other transactions                          (161)                    3
 Death benefits                                --                    --
 Net loan activity                            (44)                   (7)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        51,056                11,883
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              189,133                29,991
NET ASSETS:
 Beginning of year                        882,642               146,725
                                     ------------            ----------
 End of year                           $1,071,775              $176,716
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       NUVEEN                NUVEEN                NUVEEN
                                      MID CAP               SMALL CAP           EQUITY INDEX
                                     INDEX FUND            INDEX FUND               FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $138                 $510                $2,963
 Net realized gain (loss) on
  security transactions                   21,273                    7                  (779)
 Net realized gain on
  distributions                           55,176                2,815                10,099
 Net unrealized appreciation
  (depreciation) of
  investments during the year             97,159                1,947                 8,480
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             173,746                5,279                20,763
                                    ------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               837,395                6,272               403,502
 Net transfers                           153,605               77,513                12,612
 Surrenders for benefit
  payments and fees                     (101,230)                 (21)              (16,643)
 Other transactions                           31                  (16)                   16
 Death benefits                               --                   --                    --
 Net loan activity                          (246)                  --                   (22)
 Net annuity transactions                     --                   --                    --
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      889,555               83,748               399,465
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets                           1,063,301               89,027               420,228
NET ASSETS:
 Beginning of year                       741,594                  167                 7,475
                                    ------------            ---------            ----------
 End of year                          $1,804,895              $89,194              $427,703
                                    ============            =========            ==========

                                       NUVEEN                NUVEEN               FIDELITY
                                   MID CAP GROWTH           SMALL CAP          ADVISOR EQUITY
                                 OPPORTUNITIES FUND        SELECT FUND          GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(625)                $(330)              $(1,127)
 Net realized gain (loss) on
  security transactions                   3,563                   102                12,562
 Net realized gain on
  distributions                          25,941                 7,187                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,436                (3,223)                6,090
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             32,315                 3,736                17,525
                                     ----------             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              148,446                35,141                29,128
 Net transfers                           20,819                (4,242)               (1,205)
 Surrenders for benefit
  payments and fees                     (34,430)                 (151)              (59,806)
 Other transactions                          (8)                   --                    (1)
 Death benefits                              --                    --                    --
 Net loan activity                          (16)                   (2)                   --
 Net annuity transactions                    --                    --                    --
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     134,811                30,746               (31,884)
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets                            167,126                34,482               (14,359)
NET ASSETS:
 Beginning of year                      195,945                13,311               134,761
                                     ----------             ---------            ----------
 End of year                           $363,071               $47,793              $120,402
                                     ==========             =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             FIDELITY
                                                             ADVISOR
                                      FIDELITY              LEVERAGED
                                   ADVISOR VALUE             COMPANY
                                  STRATEGIES FUND           STOCK FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(854)               $(14,532)
 Net realized gain (loss) on
  security transactions                     248                 348,486
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            69,115                 210,977
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             68,509                 544,931
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  523                 631,087
 Net transfers                           (2,751)                 92,163
 Surrenders for benefit
  payments and fees                     (47,796)               (447,369)
 Other transactions                          --                     158
 Death benefits                              --                      --
 Net loan activity                           --                    (129)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (50,024)                275,910
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             18,485                 820,841
NET ASSETS:
 Beginning of year                      290,703               1,767,875
                                     ----------            ------------
 End of year                           $309,188              $2,588,716
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   FEDERATED
                                     FEDERATED              FEDERATED            FUND FOR U.S.
                                      CAPITAL                EQUITY               GOVERNMENT
                                 APPRECIATION FUND      INCOME FUND, INC.       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(35)                  $698                  $7,458
 Net realized gain (loss) on
  security transactions                      8                     92                   1,130
 Net realized gain on
  distributions                            131                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              777                  2,367                  (2,128)
                                     ---------              ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               881                  3,157                   6,460
                                     ---------              ---------             -----------
UNIT TRANSACTIONS:
 Purchases                               7,411                  3,688                  96,529
 Net transfers                              --                     --                   3,539
 Surrenders for benefit
  payments and fees                        (19)                   (40)               (162,270)
 Other transactions                          1                     --                       2
 Death benefits                             --                     --                      --
 Net loan activity                          --                     --                     (19)
 Net annuity transactions                   --                     --                      --
                                     ---------              ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,393                  3,648                 (62,219)
                                     ---------              ---------             -----------
 Net increase (decrease) in
  net assets                             8,274                  6,805                 (55,759)
NET ASSETS:
 Beginning of year                       9,204                 30,907                 409,364
                                     ---------              ---------             -----------
 End of year                           $17,478                $37,712                $353,605
                                     =========              =========             ===========

                                    FEDERATED
                                     MID CAP             FEDERATED
                                     GROWTH             HIGH INCOME            FEDERATED
                                 STRATEGIES FUND         BOND FUND            KAUFMAN FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(438)                $426                $(31,132)
 Net realized gain (loss) on
  security transactions                    88                8,641                 134,626
 Net realized gain on
  distributions                            --                   --                 276,673
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,120               (7,808)                181,866
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,770                1,259                 562,033
                                    ---------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              8,542                1,323                 771,978
 Net transfers                             --              (39,200)               (774,112)
 Surrenders for benefit
  payments and fees                   (11,138)                 (17)               (504,855)
 Other transactions                        (1)                  --                     (24)
 Death benefits                            --                   --                      --
 Net loan activity                         --                   --                    (137)
 Net annuity transactions                  --                   --                      --
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,597)             (37,894)               (507,150)
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets                              173              (36,635)                 54,883
NET ASSETS:
 Beginning of year                     46,579               40,964               3,545,321
                                    ---------            ---------            ------------
 End of year                          $46,752               $4,329              $3,600,204
                                    =========            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     FEDERATED             FEDERATED
                                     SHORT-TERM           TOTAL RETURN
                                    INCOME FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,602                $8,776
 Net realized gain (loss) on
  security transactions                     589                 3,561
 Net realized gain on
  distributions                              --                 6,334
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,496                 1,143
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,687                19,814
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  871                57,965
 Net transfers                            8,888                 3,804
 Surrenders for benefit
  payments and fees                     (24,327)              (12,697)
 Other transactions                           4                    41
 Death benefits                              --                    --
 Net loan activity                           --                    (5)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,564)               49,108
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             (9,877)               68,922
NET ASSETS:
 Beginning of year                      188,951               385,717
                                     ----------            ----------
 End of year                           $179,074              $454,639
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         FIDELITY VIP
                                     FEDERATED              GROWTH            FIDELITY VIP
                                   INTERNATIONAL        OPPORTUNITIES           OVERSEAS
                                    LEADERS FUND          PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(14)                $(947)                $680
 Net realized gain (loss) on
  security transactions                    246                (2,626)                 (83)
 Net realized gain on
  distributions                             --                    --                  174
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           93                46,788                7,758
                                      --------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                               325                43,215                8,529
                                      --------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 339                10,566                5,808
 Net transfers                              --                  (267)                  --
 Surrenders for benefit
  payments and fees                     (1,923)              (22,859)                (566)
 Other transactions                         (1)                   --                   --
 Death benefits                             --                    --                   --
 Net loan activity                          --                    --                   --
 Net annuity transactions                   --                    --                   --
                                      --------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (1,585)              (12,560)               5,242
                                      --------            ----------            ---------
 Net increase (decrease) in net
  assets                                (1,260)               30,655               13,771
NET ASSETS:
 Beginning of year                       1,384               241,999               40,365
                                      --------            ----------            ---------
 End of year                              $124              $272,654              $54,136
                                      ========            ==========            =========

                                                                                  FIDELITY VIP
                                     FIDELITY VIP          FIDELITY VIP             GROWTH &
                                   VALUE STRATEGIES          BALANCED                INCOME
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(156)                $5,664                $2,511
 Net realized gain (loss) on
  security transactions                    3,772                 25,077                   950
 Net realized gain on
  distributions                               --                 32,752                    74
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         33,231                 25,565                17,271
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                              36,847                 89,058                20,806
                                      ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 2,469                  6,288                 4,250
 Net transfers                                --                (61,736)               25,006
 Surrenders for benefit
  payments and fees                      (19,885)               (72,581)                 (278)
 Other transactions                           --                     (3)                   --
 Death benefits                               --                     --                    --
 Net loan activity                            --                     --                    --
 Net annuity transactions                     --                 (5,965)                   --
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (17,416)              (133,997)               28,978
                                      ----------            -----------            ----------
 Net increase (decrease) in net
  assets                                  19,431                (44,939)               49,784
NET ASSETS:
 Beginning of year                       146,678                656,442               108,180
                                      ----------            -----------            ----------
 End of year                            $166,109               $611,503              $157,964
                                      ==========            ===========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FIDELITY VIP          FIDELITY VIP
                                   FREEDOM 2020          FREEDOM 2030
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $341                $2,467
 Net realized gain (loss) on
  security transactions                    693                 1,557
 Net realized gain on
  distributions                            228                 1,171
 Net unrealized appreciation
  (depreciation) of
  investments during the year               50                 5,844
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,312                11,039
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               5,025                36,953
 Net transfers                           8,195                67,709
 Surrenders for benefit
  payments and fees                         --               (24,619)
 Other transactions                         --                    --
 Death benefits                             --                    --
 Net loan activity                          --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,220                80,043
                                     ---------            ----------
 Net increase (decrease) in
  net assets                            14,532                91,082
NET ASSETS:
 Beginning of year                       9,302                67,036
                                     ---------            ----------
 End of year                           $23,834              $158,118
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP         FIDELITY VIP           FIDELITY VIP
                                   FREEDOM 2015         FREEDOM 2025         FUNDSMANAGER 70%
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (13)(15)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,121                 $292                 $ --
 Net realized gain (loss) on
  security transactions                  7,567                  318                   10
 Net realized gain on
  distributions                          3,645                  189                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,787                  310                   --
                                    ----------            ---------                -----
 Net increase (decrease) in
  net assets resulting from
  operations                            25,120                1,109                   10
                                    ----------            ---------                -----
UNIT TRANSACTIONS:
 Purchases                               3,586               14,857                   --
 Net transfers                         (77,201)               3,269                  (10)
 Surrenders for benefit
  payments and fees                        (12)              (1,089)                  --
 Other transactions                          1                   --                   --
 Death benefits                             --                   --                   --
 Net loan activity                          --                  (50)                  --
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------                -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (73,626)              16,987                  (10)
                                    ----------            ---------                -----
 Net increase (decrease) in
  net assets                           (48,506)              18,096                   --
NET ASSETS:
 Beginning of year                     237,086                4,967                   --
                                    ----------            ---------                -----
 End of year                          $188,580              $23,063                 $ --
                                    ==========            =========                =====

                                       FIDELITY                 TEMPLETON               TEMPLETON
                                    STOCK SELECTOR               GLOBAL                 DEVELOPING
                                     ALL CAP FUND          OPPORTUNITIES TRUST        MARKETS TRUST
                                 SUB-ACCOUNT (16)(17)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(46)                     $683                   $11,548
 Net realized gain (loss) on
  security transactions                   1,501                       565                    (8,973)
 Net realized gain on
  distributions                               5                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (777)                   10,772                   143,377
                                       --------                 ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                683                    12,020                   145,952
                                       --------                 ---------              ------------
UNIT TRANSACTIONS:
 Purchases                                  198                    47,788                   277,371
 Net transfers                               --                    (6,302)                  (54,461)
 Surrenders for benefit
  payments and fees                      (1,443)                   (1,480)                 (119,299)
 Other transactions                          --                        --                        (1)
 Death benefits                              --                        --                        --
 Net loan activity                           --                        (4)                      (49)
 Net annuity transactions                    --                        --                        --
                                       --------                 ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,245)                   40,002                   103,561
                                       --------                 ---------              ------------
 Net increase (decrease) in
  net assets                               (562)                   52,022                   249,513
NET ASSETS:
 Beginning of year                        4,745                    34,216                 1,200,817
                                       --------                 ---------              ------------
 End of year                             $4,183                   $86,238                $1,450,330
                                       ========                 =========              ============

(13) Not funded as of December 31, 2012.

(15) Funded as of July 16, 2012.

(16) Funded as of October 26, 2012.

(17) Effective October 26, 2012 Fidelity Advisor Stock Selector All Cap Fund merged with Fidelity Stock Selector All Cap Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      FRANKLIN                FRANKLIN
                                        HIGH                 STRATEGIC
                                     INCOME FUND            INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $64,356                $160,030
 Net realized gain (loss) on
  security transactions                   23,545                  24,907
 Net realized gain on
  distributions                               --                  12,658
 Net unrealized appreciation
  (depreciation) of
  investments during the year             48,043                 143,289
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             135,944                 340,884
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               435,681                 843,756
 Net transfers                           (22,057)                397,066
 Surrenders for benefit
  payments and fees                     (483,150)               (292,390)
 Other transactions                          (12)                    125
 Death benefits                               --                      --
 Net loan activity                           (30)                   (141)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (69,568)                948,416
                                     -----------            ------------
 Net increase (decrease) in
  net assets                              66,376               1,289,300
NET ASSETS:
 Beginning of year                       766,364               2,445,703
                                     -----------            ------------
 End of year                            $832,740              $3,735,003
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON                FRANKLIN                FRANKLIN
                                       GLOBAL             U.S. GOVERNMENT            SMALL CAP
                                     BOND FUND            SECURITIES FUND            VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $183,107                 $29,557                 $10,944
 Net realized gain (loss) on
  security transactions                    2,687                   5,719                  43,307
 Net realized gain on
  distributions                           49,494                      --                  73,433
 Net unrealized appreciation
  (depreciation) of
  investments during the year            246,196                 (32,190)                221,066
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             481,484                   3,086                 348,750
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               942,525                 175,756                 446,944
 Net transfers                           447,563                 245,466                 (84,779)
 Surrenders for benefit
  payments and fees                     (545,903)               (232,439)               (191,455)
 Other transactions                          (27)                      1                     330
 Death benefits                               --                      --                      --
 Net loan activity                          (127)                   (141)                   (107)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      844,031                 188,643                 170,933
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,325,515                 191,729                 519,683
NET ASSETS:
 Beginning of year                     2,760,963               1,154,985               1,900,713
                                    ------------            ------------            ------------
 End of year                          $4,086,478              $1,346,714              $2,420,396
                                    ============            ============            ============


                                    MUTUAL GLOBAL             TEMPLETON           FRANKLIN
                                   DISCOVERY FUND            GROWTH FUND         INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $99,444                 $21,320            $428,918
 Net realized gain (loss) on
  security transactions                   181,309                  (3,870)            157,743
 Net realized gain on
  distributions                           715,918                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             156,072                 286,529             350,600
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,152,743                 303,979             937,261
                                    -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              2,392,337                 283,693           1,459,554
 Net transfers                            (43,857)               (121,294)             (4,158)
 Surrenders for benefit
  payments and fees                    (1,244,211)               (109,327)         (1,227,790)
 Other transactions                           205                     472                  39
 Death benefits                                --                      --                  --
 Net loan activity                           (590)                    (68)               (437)
 Net annuity transactions                      --                      --                  --
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,103,884                  53,476             227,208
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            2,256,627                 357,455           1,164,469
NET ASSETS:
 Beginning of year                      8,657,694               1,472,185           7,132,938
                                    -------------            ------------       -------------
 End of year                          $10,914,321              $1,829,640          $8,297,407
                                    =============            ============       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                       FRANKLIN                TOTAL
                                     GROWTH FUND            RETURN FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,137)              $10,201
 Net realized gain (loss) on
  security transactions                    74,787                 2,658
 Net realized gain on
  distributions                                --                 6,655
 Net unrealized appreciation
  (depreciation) of
  investments during the year             136,162                 6,095
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              201,812                25,609
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                740,953               168,598
 Net transfers                            (76,221)                1,578
 Surrenders for benefit
  payments and fees                      (188,096)              (51,486)
 Other transactions                             1                    50
 Death benefits                                --                    --
 Net loan activity                           (224)                  (29)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       476,413               118,711
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              678,225               144,320
NET ASSETS:
 Beginning of year                      1,431,594               296,482
                                     ------------            ----------
 End of year                           $2,109,819              $440,802
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                        FRANKLIN
                                   BALANCE SHEET               MUTUAL                  MUTUAL
                                  INVESTMENT FUND           BEACON FUND             SHARES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $25,804                  $9,548                 $56,377
 Net realized gain (loss) on
  security transactions                  (96,133)                 12,606                 (10,876)
 Net realized gain on
  distributions                          123,026                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            299,986                 139,410                 555,169
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             352,683                 161,564                 600,670
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               192,145                 209,805                 572,968
 Net transfers                          (264,224)                (23,976)                  2,245
 Surrenders for benefit
  payments and fees                     (259,744)                (90,579)               (436,191)
 Other transactions                           --                       1                    (156)
 Death benefits                               --                      --                      --
 Net loan activity                           (26)                    (93)                   (370)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (331,849)                 95,158                 138,496
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              20,834                 256,722                 739,166
NET ASSETS:
 Beginning of year                     2,507,814               1,027,851               4,218,608
                                    ------------            ------------            ------------
 End of year                          $2,528,648              $1,284,573              $4,957,774
                                    ============            ============            ============

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN               TEMPLETON               TEMPLETON
                                   SMALL-MID CAP            CONSERVATIVE               GROWTH
                                    GROWTH FUND           ALLOCATION FUND         ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(32,508)                $41,054                 $37,294
 Net realized gain (loss) on
  security transactions                   98,847                  26,286                  78,018
 Net realized gain on
  distributions                          506,474                   5,752                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (61,513)                107,027                 272,528
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             511,300                 180,119                 387,840
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               832,231                 743,959               1,007,765
 Net transfers                          (455,940)                 24,452                  17,851
 Surrenders for benefit
  payments and fees                     (658,993)               (182,920)               (428,425)
 Other transactions                           47                      (8)                    (96)
 Death benefits                               --                      --                      --
 Net loan activity                           (92)                   (205)                   (196)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (282,747)                585,278                 596,899
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             228,553                 765,397                 984,739
NET ASSETS:
 Beginning of year                     5,205,601               2,290,617               3,763,736
                                    ------------            ------------            ------------
 End of year                          $5,434,154              $3,056,014              $4,748,475
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      TEMPLETON
                                       MODERATE           TEMPLETON
                                   ALLOCATION FUND      FOREIGN FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $88,088            $228,620
 Net realized gain (loss) on
  security transactions                   158,746            (359,848)
 Net realized gain on
  distributions                            16,872                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             221,445           2,210,680
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              485,151           2,079,452
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              1,227,738           2,838,982
 Net transfers                           (227,403)           (984,028)
 Surrenders for benefit
  payments and fees                      (488,889)         (1,631,083)
 Other transactions                            (9)                 22
 Death benefits                                --                  --
 Net loan activity                            (84)               (269)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       511,353             223,624
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              996,504           2,303,076
NET ASSETS:
 Beginning of year                      5,554,407          11,702,937
                                     ------------       -------------
 End of year                           $6,550,911         $14,006,013
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN
                                  SMALL-MID CAP         PYXIS PREMIER         GOLDMAN SACHS
                                      GROWTH               GROWTH                INCOME
                                 SECURITIES FUND         EQUITY FUND          BUILDER FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (18)      SUB-ACCOUNT (19)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(788)                $(26)               $1,662
 Net realized gain (loss) on
  security transactions                  1,632                5,808                 1,674
 Net realized gain on
  distributions                          7,655                   --                 2,797
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,536               (2,539)                3,108
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,035                3,243                 9,241
                                    ----------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                               1,856                2,953                19,087
 Net transfers                            (246)              27,400                    --
 Surrenders for benefit
  payments and fees                     (3,524)             (30,254)               (6,563)
 Other transactions                         --                   (2)                   --
 Death benefits                             --                   --                    --
 Net loan activity                          --                   (6)                   --
 Net annuity transactions                   --                   --                    --
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,914)                  91                12,524
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets                             9,121                3,334                21,765
NET ASSETS:
 Beginning of year                     101,892               31,558                76,166
                                    ----------            ---------             ---------
 End of year                          $111,013              $34,892               $97,931
                                    ==========            =========             =========


                                  GOLDMAN SACHS        GOLDMAN SACHS       GOLDMAN SACHS
                                     CAPITAL            CORE FIXED        STRUCTURED U.S.
                                   GROWTH FUND          INCOME FUND         EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(153)                $632                 $1
 Net realized gain (loss) on
  security transactions                   119                  204                 27
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,111                2,327                 34
                                    ---------            ---------             ------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,077                3,163                 62
                                    ---------            ---------             ------
UNIT TRANSACTIONS:
 Purchases                              1,214               15,688                 95
 Net transfers                             --                   --                 --
 Surrenders for benefit
  payments and fees                       (24)              (1,581)              (142)
 Other transactions                        (1)                   5                  1
 Death benefits                            --                   --                 --
 Net loan activity                         --                   (5)                --
 Net annuity transactions                  --                   --                 --
                                    ---------            ---------             ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,189               14,107                (46)
                                    ---------            ---------             ------
 Net increase (decrease) in
  net assets                            3,266               17,270                 16
NET ASSETS:
 Beginning of year                     11,868               63,083                501
                                    ---------            ---------             ------
 End of year                          $15,134              $80,353               $517
                                    =========            =========             ======

(18) Formerly Highland Premier Growth Equity Fund. Change effective January 9, 2012.

(19) Formerly Goldman Sachs Balanced Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS          GOLDMAN SACHS
                                      GOVERNMENT              GROWTH &
                                     INCOME FUND            INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $19,562                  $819
 Net realized gain (loss) on
  security transactions                    15,934                 2,302
 Net realized gain on
  distributions                            94,121                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (75,930)               34,820
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               53,687                37,941
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                503,479                23,669
 Net transfers                             50,533                (4,173)
 Surrenders for benefit
  payments and fees                      (515,968)              (51,195)
 Other transactions                            57                    55
 Death benefits                                --                    --
 Net loan activity                           (118)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        37,983               (31,644)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                               91,670                 6,297
NET ASSETS:
 Beginning of year                      2,647,749               218,350
                                     ------------            ----------
 End of year                           $2,739,419              $224,647
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          GOLDMAN SACHS
                                   GOLDMAN SACHS          CONCENTRATED          GOLDMAN SACHS
                                       GROWTH             INTERNATIONAL            MID CAP
                                 OPPORTUNITIES FUND        EQUITY FUND            VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,649)                 $276                 $16,902
 Net realized gain (loss) on
  security transactions                  12,837                   (26)                (12,365)
 Net realized gain on
  distributions                          29,857                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            27,695                 2,241                 696,840
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             66,740                 2,491                 701,377
                                     ----------             ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              132,028                 3,392                 508,591
 Net transfers                          (74,521)                 (971)               (285,155)
 Surrenders for benefit
  payments and fees                     (22,983)                 (324)               (856,974)
 Other transactions                          (1)                   --                     300
 Death benefits                              --                    --                      --
 Net loan activity                          (34)                   --                    (576)
 Net annuity transactions                    --                    --                      --
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      34,489                 2,097                (633,814)
                                     ----------             ---------            ------------
 Net increase (decrease) in
  net assets                            101,229                 4,588                  67,563
NET ASSETS:
 Beginning of year                      347,877                10,326               4,352,161
                                     ----------             ---------            ------------
 End of year                           $449,106               $14,914              $4,419,724
                                     ==========             =========            ============


                                   GOLDMAN SACHS         GOLDMAN SACHS         GOLDMAN SACHS
                                     SMALL CAP             STRATEGIC                HIGH
                                    VALUE FUND            GROWTH FUND            YIELD FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,047                 $(39)               $205,155
 Net realized gain (loss) on
  security transactions                 135,123                   45                   8,812
 Net realized gain on
  distributions                         128,880                1,270                  69,195
 Net unrealized appreciation
  (depreciation) of
  investments during the year            62,304                   15                 190,399
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            333,354                1,291                 473,561
                                    -----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              514,657                9,840                 808,454
 Net transfers                         (182,603)                  --                  66,220
 Surrenders for benefit
  payments and fees                    (338,802)                (141)               (366,509)
 Other transactions                          (4)                   1                   1,178
 Death benefits                              --                   --                      --
 Net loan activity                          (99)                  --                    (111)
 Net annuity transactions                    --                   --                      --
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,851)               9,700                 509,232
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets                            326,503               10,991                 982,793
NET ASSETS:
 Beginning of year                    2,244,666                6,406               2,920,898
                                    -----------            ---------            ------------
 End of year                         $2,571,169              $17,397              $3,903,691
                                    ===========            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS          GOLDMAN SACHS
                                      LARGE CAP            SMALL/MID CAP
                                     VALUE FUND             GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,035                $(4,238)
 Net realized gain (loss) on
  security transactions                   16,117                 60,256
 Net realized gain on
  distributions                               --                 27,181
 Net unrealized appreciation
  (depreciation) of
  investments during the year             52,692                 11,736
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              70,844                 94,935
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                93,999                 72,599
 Net transfers                           (34,098)                 2,390
 Surrenders for benefit
  payments and fees                     (109,296)              (127,550)
 Other transactions                          (30)                    --
 Death benefits                               --                     --
 Net loan activity                           (60)                   (47)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (49,485)               (52,608)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                              21,359                 42,327
NET ASSETS:
 Beginning of year                       390,086                493,531
                                     -----------            -----------
 End of year                            $411,445               $535,858
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS           JOHN HANCOCK              FROST
                               SATELLITE STRATEGIES         SMALL CAP           DIVIDEND VALUE
                                     PORTFOLIO             EQUITY FUND            EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $7                    $(6,176)                $125
 Net realized gain (loss) on
  security transactions                   --                    105,586                   (1)
 Net realized gain on
  distributions                            1                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              8                     25,959                  220
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              16                    125,369                  344
                                       -----               ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               186                     95,577                2,267
 Net transfers                            --                     28,993                1,790
 Surrenders for benefit
  payments and fees                       --                   (154,568)                 (12)
 Other transactions                       (1)                        --                   --
 Death benefits                           --                         --                   --
 Net loan activity                        --                        (13)                  --
 Net annuity transactions                 --                         --                   --
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      185                    (30,011)               4,045
                                       -----               ------------            ---------
 Net increase (decrease) in
  net assets                             201                     95,358                4,389
NET ASSETS:
 Beginning of year                        15                  1,052,833                9,903
                                       -----               ------------            ---------
 End of year                            $216                 $1,148,191              $14,292
                                       =====               ============            =========

                                                         HARTFORD            HARTFORD
                                      HARTFORD             TOTAL              CAPITAL
                                      BALANCED          RETURN BOND        APPRECIATION
                                      HLS FUND           HLS FUND            HLS FUND
                                  SUB-ACCOUNT (20)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $183,478            $823,755            $220,177
 Net realized gain (loss) on
  security transactions                  (37,270)            229,040            (718,441)
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            694,530             491,669           4,488,409
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             840,738           1,544,464           3,990,145
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               295,666           3,222,923           2,227,308
 Net transfers                          (306,439)         (2,224,621)         (1,543,353)
 Surrenders for benefit
  payments and fees                     (486,136)         (2,554,144)         (2,049,372)
 Other transactions                           (3)               (144)                661
 Death benefits                               --                  --                  --
 Net loan activity                           (62)               (480)               (449)
 Net annuity transactions                     --             (13,784)             (7,451)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (496,974)         (1,570,250)         (1,372,656)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                             343,764             (25,786)          2,617,489
NET ASSETS:
 Beginning of year                     7,517,225          22,635,682          23,068,172
                                    ------------       -------------       -------------
 End of year                          $7,860,989         $22,609,896         $25,685,661
                                    ============       =============       =============

(20) Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  HARTFORD
                                  DIVIDEND                HARTFORD
                                 AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $483,653                $1,184
 Net realized gain (loss) on
  security transactions               360,388                 8,733
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,341,953                65,689
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,185,994                75,606
                                -------------            ----------
UNIT TRANSACTIONS:
 Purchases                          4,645,308                82,360
 Net transfers                     (1,721,926)              248,581
 Surrenders for benefit
  payments and fees                (2,859,576)              (76,697)
 Other transactions                       751                    --
 Death benefits                            --                    --
 Net loan activity                       (320)                  (41)
 Net annuity transactions              (9,196)                   --
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    55,041               254,203
                                -------------            ----------
 Net increase (decrease) in
  net assets                        3,241,035               329,809
NET ASSETS:
 Beginning of year                 24,445,236               441,808
                                -------------            ----------
 End of year                      $27,686,271              $771,617
                                =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                      HARTFORD              HARTFORD            DISCIPLINED
                                     HEALTHCARE           GLOBAL GROWTH            EQUITY
                                      HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (13)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,409)               $(472)                $(48)
 Net realized gain (loss) on
  security transactions                   40,712                4,603                1,402
 Net realized gain on
  distributions                               --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            221,283               11,644                 (573)
                                    ------------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                             256,586               15,775                  781
                                    ------------            ---------             --------
UNIT TRANSACTIONS:
 Purchases                               210,003               18,852                  857
 Net transfers                            38,980              (16,067)                  --
 Surrenders for benefit
  payments and fees                     (100,993)             (11,011)              (6,267)
 Other transactions                          (78)                  --                   --
 Death benefits                               --                   --                   --
 Net loan activity                           (35)                  (9)                  --
 Net annuity transactions                     --                   --                   --
                                    ------------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      147,877               (8,235)              (5,410)
                                    ------------            ---------             --------
 Net increase (decrease) in
  net assets                             404,463                7,540               (4,629)
NET ASSETS:
 Beginning of year                     1,306,539               69,300                4,629
                                    ------------            ---------             --------
 End of year                          $1,711,002              $76,840                 $ --
                                    ============            =========             ========

                                                            HARTFORD
                                     HARTFORD                GROWTH                 HARTFORD
                                      GROWTH             OPPORTUNITIES               INDEX
                                     HLS FUND               HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,538)               $(26,603)               $126,935
 Net realized gain (loss) on
  security transactions                    793                 178,827                   5,542
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,913                 520,384               1,139,724
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,168                 672,608               1,272,201
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              96,505                 635,752                 870,078
 Net transfers                         (11,858)                (82,700)               (375,184)
 Surrenders for benefit
  payments and fees                    (57,038)               (662,011)               (709,253)
 Other transactions                         18                     194                      85
 Death benefits                             --                      --                      --
 Net loan activity                         (23)                   (112)                   (410)
 Net annuity transactions                   --                      --                  (6,640)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,604                (108,877)               (221,324)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            86,772                 563,731               1,050,877
NET ASSETS:
 Beginning of year                     343,895               2,631,594               8,700,470
                                    ----------            ------------            ------------
 End of year                          $430,667              $3,195,325              $9,751,347
                                    ==========            ============            ============

(13) Not funded as of December 31, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       HARTFORD
                                    INTERNATIONAL         HARTFORD
                                    OPPORTUNITIES          MIDCAP
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,578             $50,210
 Net realized gain (loss) on
  security transactions                  (126,164)            260,812
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             313,571           2,264,942
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              197,985           2,575,964
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                103,620           2,677,054
 Net transfers                           (109,984)         (1,168,786)
 Surrenders for benefit
  payments and fees                      (327,546)         (1,608,343)
 Other transactions                           391                  74
 Death benefits                                --                  --
 Net loan activity                            (36)                (46)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (333,555)           (100,047)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                             (135,570)          2,475,917
NET ASSETS:
 Beginning of year                      1,250,688          13,669,927
                                     ------------       -------------
 End of year                           $1,115,118         $16,145,844
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD               HARTFORD
                                    MONEY MARKET            SMALL COMPANY         SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,376)               $(32,665)              $(2,293)
 Net realized gain (loss) on
  security transactions                        --                 208,458                10,396
 Net realized gain on
  distributions                                --                     334                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                 485,718                26,854
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (65,376)                661,845                34,957
                                    -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,480,582               1,304,321                65,428
 Net transfers                         (1,585,823)               (365,114)              (21,045)
 Surrenders for benefit
  payments and fees                    (1,925,720)               (693,101)              (21,637)
 Other transactions                            19                      79                    17
 Death benefits                                --                      --                    --
 Net loan activity                           (869)                    (90)                  (34)
 Net annuity transactions                  (7,453)                     --                    --
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,039,264)                246,095                22,729
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets                           (2,104,640)                907,940                57,686
NET ASSETS:
 Beginning of year                     11,404,360               4,480,168               220,620
                                    -------------            ------------            ----------
 End of year                           $9,299,720              $5,388,108              $278,306
                                    =============            ============            ==========

                                                              HARTFORD
                                      HARTFORD            U.S. GOVERNMENT             HARTFORD
                                       STOCK                 SECURITIES                VALUE
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $79,129                 $42,021                 $20,981
 Net realized gain (loss) on
  security transactions                  (37,305)                  1,768                  27,369
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            651,399                   6,122                 136,840
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             693,223                  49,911                 185,190
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               157,331                  93,831                 186,445
 Net transfers                          (301,194)                198,664                  60,584
 Surrenders for benefit
  payments and fees                     (326,814)               (147,156)               (202,340)
 Other transactions                           (9)                      1                     795
 Death benefits                               --                      --                      --
 Net loan activity                            (2)                     (4)                    (43)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (470,688)                145,336                  45,441
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             222,535                 195,247                 230,631
NET ASSETS:
 Beginning of year                     5,179,897               1,682,233               1,160,636
                                    ------------            ------------            ------------
 End of year                          $5,402,432              $1,877,480              $1,391,267
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           THE HARTFORD
                                    THE HARTFORD              TARGET
                                     CHECKS AND             RETIREMENT
                                   BALANCES FUND            2010 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,742                 $32,916
 Net realized gain (loss) on
  security transactions                   1,283                  33,993
 Net realized gain on
  distributions                           1,384                  39,841
 Net unrealized appreciation
  (depreciation) of
  investments during the year            33,085                  13,707
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,494                 120,457
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              127,144                 192,263
 Net transfers                            5,000                 (17,088)
 Surrenders for benefit
  payments and fees                     (72,761)               (144,906)
 Other transactions                         (25)                    364
 Death benefits                              --                      --
 Net loan activity                          (48)                   (121)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      59,310                  30,512
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            102,804                 150,969
NET ASSETS:
 Beginning of year                      335,406               1,101,637
                                     ----------            ------------
 End of year                           $438,210              $1,252,606
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET               THE HARTFORD
                                     RETIREMENT              RETIREMENT             DIVIDEND AND
                                     2020 FUND               2030 FUND              GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $121,877                $104,305                 $18,709
 Net realized gain (loss) on
  security transactions                  109,738                 144,135                  12,565
 Net realized gain on
  distributions                          119,963                 130,680                  31,172
 Net unrealized appreciation
  (depreciation) of
  investments during the year            138,439                 102,115                 127,584
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             490,017                 481,235                 190,030
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,342,530               1,570,351                 386,258
 Net transfers                           131,733                (165,740)                 28,042
 Surrenders for benefit
  payments and fees                     (818,366)               (221,365)               (104,908)
 Other transactions                        1,068                     (16)                     (4)
 Death benefits                               --                      --                      --
 Net loan activity                          (334)                   (682)                    (25)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      656,631               1,182,548                 309,363
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,146,648               1,663,783                 499,393
NET ASSETS:
 Beginning of year                     3,885,898               2,890,983               1,433,432
                                    ------------            ------------            ------------
 End of year                          $5,032,546              $4,554,766              $1,932,825
                                    ============            ============            ============


                                    THE HARTFORD                                 THE HARTFORD
                                   INTERNATIONAL           THE HARTFORD              SMALL
                                 OPPORTUNITIES FUND        MIDCAP FUND           COMPANY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $926                $(2,810)               $(3,421)
 Net realized gain (loss) on
  security transactions                     (82)                  (832)                34,623
 Net realized gain on
  distributions                              --                 18,036                 45,153
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,694                 29,415                 27,887
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,538                 43,809                104,242
                                     ----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               39,720                 70,139                207,982
 Net transfers                           22,675                  3,572               (230,004)
 Surrenders for benefit
  payments and fees                      (3,673)               (21,764)               (66,945)
 Other transactions                          (2)                    (3)                     1
 Death benefits                              --                     --                     --
 Net loan activity                          (12)                    (8)                   (64)
 Net annuity transactions                    --                     --                     --
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      58,708                 51,936                (89,030)
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets                             74,246                 95,745                 15,212
NET ASSETS:
 Beginning of year                       69,404                229,524                724,652
                                     ----------             ----------            -----------
 End of year                           $143,650               $325,269               $739,864
                                     ==========             ==========            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    THE HARTFORD         THE HARTFORD
                                    TOTAL RETURN          HEALTHCARE
                                     BOND FUND               FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,431                $(651)
 Net realized gain (loss) on
  security transactions                   1,405                7,717
 Net realized gain on
  distributions                           8,154                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               682                6,370
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,672               13,436
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               61,578               21,981
 Net transfers                           28,614                3,571
 Surrenders for benefit
  payments and fees                     (22,408)             (26,441)
 Other transactions                          30                    1
 Death benefits                              --                   --
 Net loan activity                           (3)                 (18)
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      67,811                 (906)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             83,483               12,530
NET ASSETS:
 Beginning of year                      223,615               65,012
                                     ----------            ---------
 End of year                           $307,098              $77,542
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       GROWTH                 BALANCED              CONSERVATIVE
                                 OPPORTUNITIES FUND       ALLOCATION FUND         ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,039)                 $76,367                 $55,965
 Net realized gain (loss) on
  security transactions                   3,241                  233,489                  57,921
 Net realized gain on
  distributions                              --                       --                  43,488
 Net unrealized appreciation
  (depreciation) of
  investments during the year            16,955                   23,044                  14,632
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             19,157                  332,900                 172,006
                                     ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               34,767                  687,066                 236,394
 Net transfers                           12,026                 (101,483)                   (743)
 Surrenders for benefit
  payments and fees                     (19,773)                (817,622)               (261,388)
 Other transactions                          --                       10                      --
 Death benefits                              --                       --                      --
 Net loan activity                          (46)                    (393)                    (77)
 Net annuity transactions                    --                       --                      --
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      26,974                 (232,422)                (25,814)
                                     ----------             ------------            ------------
 Net increase (decrease) in
  net assets                             46,131                  100,478                 146,192
NET ASSETS:
 Beginning of year                       71,571                3,208,895               1,996,018
                                     ----------             ------------            ------------
 End of year                           $117,702               $3,309,373              $2,142,210
                                     ==========             ============            ============

                                    THE HARTFORD             THE HARTFORD
                                       CAPITAL                  GROWTH               THE HARTFORD
                                  APPRECIATION FUND        ALLOCATION FUND           MONEY MARKET
                                     SUB-ACCOUNT           SUB-ACCOUNT (21)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,209)                $64,831                $(13,193)
 Net realized gain (loss) on
  security transactions                   446,297                 193,073                      --
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             893,148                 116,830                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,338,236                 374,734                 (13,193)
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,547,206                 685,548                 579,167
 Net transfers                         (1,764,964)                (30,038)               (381,313)
 Surrenders for benefit
  payments and fees                      (972,860)               (307,736)               (313,342)
 Other transactions                           336                       6                      --
 Death benefits                                --                      --                      --
 Net loan activity                           (328)                   (228)                 (1,057)
 Net annuity transactions                      --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,190,610)                347,552                (116,545)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                              147,626                 722,286                (129,738)
NET ASSETS:
 Beginning of year                      7,146,106               2,418,042               2,126,702
                                    -------------            ------------            ------------
 End of year                           $7,293,732              $3,140,328              $1,996,964
                                    =============            ============            ============

(21) Effective May 25, 2012 The Hartford Equity Growth Allocation Fund merged with The Hartford Growth Allocation Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     THE HARTFORD         THE HARTFORD
                                 INFLATION PLUS FUND       VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,917                $43
 Net realized gain (loss) on
  security transactions                    47,126                  1
 Net realized gain on
  distributions                            51,331                154
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (25,576)                57
                                     ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                               80,798                255
                                     ------------            -------
UNIT TRANSACTIONS:
 Purchases                                278,235              1,499
 Net transfers                            145,103                 --
 Surrenders for benefit
  payments and fees                      (135,383)                (8)
 Other transactions                           185                 --
 Death benefits                                --                 --
 Net loan activity                            (49)                --
 Net annuity transactions                      --                 --
                                     ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       288,091              1,491
                                     ------------            -------
 Net increase (decrease) in
  net assets                              368,889              1,746
NET ASSETS:
 Beginning of year                      1,207,254              1,341
                                     ------------            -------
 End of year                           $1,576,143             $3,087
                                     ============            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          THE HARTFORD            THE HARTFORD
                                   THE HARTFORD              TARGET                  TARGET
                                      EQUITY               RETIREMENT              RETIREMENT
                                   INCOME FUND             2015 FUND               2025 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,257                 $55,750                 $88,487
 Net realized gain (loss) on
  security transactions                    453                  32,780                  42,969
 Net realized gain on
  distributions                          1,819                  41,602                  62,483
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,222                  52,635                 208,893
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,751                 182,767                 402,832
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              68,434               1,004,908                 953,674
 Net transfers                          42,715                (186,488)               (254,179)
 Surrenders for benefit
  payments and fees                     (3,258)               (124,760)               (271,461)
 Other transactions                         (1)                     73                     486
 Death benefits                             --                      --                      --
 Net loan activity                          (9)                     --                    (158)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    107,881                 693,733                 428,362
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           119,632                 876,500                 831,194
NET ASSETS:
 Beginning of year                      80,027               1,156,445               3,024,106
                                    ----------            ------------            ------------
 End of year                          $199,659              $2,032,945              $3,855,300
                                    ==========            ============            ============

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET                  TARGET
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2035 FUND               2040 FUND               2045 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $35,435                 $39,635                 $28,152
 Net realized gain (loss) on
  security transactions                   15,992                  17,036                  11,319
 Net realized gain on
  distributions                           19,375                  19,011                  11,226
 Net unrealized appreciation
  (depreciation) of
  investments during the year            121,442                 105,803                 103,169
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             192,244                 181,485                 153,866
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               442,389                 646,269                 447,779
 Net transfers                           (81,774)                 30,026                (125,890)
 Surrenders for benefit
  payments and fees                      (87,705)               (101,027)               (128,779)
 Other transactions                         (145)                     11                      (2)
 Death benefits                               --                      --                      --
 Net loan activity                           (82)                   (326)                    (57)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      272,683                 574,953                 193,051
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             464,927                 756,438                 346,917
NET ASSETS:
 Beginning of year                     1,165,692                 980,019                 972,666
                                    ------------            ------------            ------------
 End of year                          $1,630,619              $1,736,457              $1,319,583
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    THE HARTFORD
                                       TARGET              THE HARTFORD
                                     RETIREMENT              BALANCED
                                      2050 FUND             INCOME FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (22)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,498                  $306
 Net realized gain (loss) on
  security transactions                     (247)                    4
 Net realized gain on
  distributions                            4,221                   238
 Net unrealized appreciation
  (depreciation) of
  investments during the year             60,250                   937
                                     -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              78,722                 1,485
                                     -----------             ---------
UNIT TRANSACTIONS:
 Purchases                               300,538                12,866
 Net transfers                           (13,199)                8,900
 Surrenders for benefit
  payments and fees                     (150,341)                   --
 Other transactions                          (55)                   --
 Death benefits                               --                    --
 Net loan activity                          (319)                   --
 Net annuity transactions                     --                    --
                                     -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      136,624                21,766
                                     -----------             ---------
 Net increase (decrease) in
  net assets                             215,346                23,251
NET ASSETS:
 Beginning of year                       505,721                    --
                                     -----------             ---------
 End of year                            $721,067               $23,251
                                     ===========             =========

(22) Funded as of January 3, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD
                                  INTERNATIONAL        THE HARTFORD        HOTCHKIS AND WILEY
                                  SMALL COMPANY           MIDCAP                LARGE CAP
                                      FUND              VALUE FUND             VALUE FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (23)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $44                  $1                    $9,132
 Net realized gain (loss) on
  security transactions                   99                  --                    (4,492)
 Net realized gain on
  distributions                           --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            303                   1                    94,893
                                     -------               -----               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             446                   2                    99,533
                                     -------               -----               -----------
UNIT TRANSACTIONS:
 Purchases                             3,322                 528                    57,717
 Net transfers                          (192)                 --                   (17,273)
 Surrenders for benefit
  payments and fees                     (995)                 (1)                 (202,673)
 Other transactions                        5                  --                       332
 Death benefits                           --                  --                        --
 Net loan activity                        --                  --                       (59)
 Net annuity transactions                 --                  --                        --
                                     -------               -----               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,140                 527                  (161,956)
                                     -------               -----               -----------
 Net increase (decrease) in
  net assets                           2,586                 529                   (62,423)
NET ASSETS:
 Beginning of year                       643                  --                   612,603
                                     -------               -----               -----------
 End of year                          $3,229                $529                  $550,180
                                     =======               =====               ===========


                                   INVESCO V.I.
                                    TECHNOLOGY             INVESCO                INVESCO
                                       FUND              LEISURE FUND         TECHNOLOGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,009)              $(2,209)                 $(367)
 Net realized gain (loss) on
  security transactions                 14,189                (8,638)                60,226
 Net realized gain on
  distributions                             --                49,697                 10,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,099                50,262                (37,239)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,279                89,112                 33,367
                                    ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               2,449                30,220                 58,452
 Net transfers                         114,408               (38,041)               (16,983)
 Surrenders for benefit
  payments and fees                     (9,022)              (36,147)              (136,856)
 Other transactions                         --                    (9)                     1
 Death benefits                             --                    --                     --
 Net loan activity                          --                   (19)                    (6)
 Net annuity transactions                   --                    --                     --
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    107,835               (43,996)               (95,392)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           123,114                45,116                (62,025)
NET ASSETS:
 Beginning of year                     117,373               369,175                410,879
                                    ----------            ----------            -----------
 End of year                          $240,487              $414,291               $348,854
                                    ==========            ==========            ===========

(23) Funded as of October 22, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      IVY GLOBAL
                                       NATURAL              IVY LARGE CAP
                                    RESOURCES FUND           GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(7,660)                $(1,931)
 Net realized gain (loss) on
  security transactions                   (75,941)                 98,322
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              79,497                   8,588
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (4,104)                104,979
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                484,065                 308,926
 Net transfers                           (177,461)                 20,761
 Surrenders for benefit
  payments and fees                      (356,184)               (164,104)
 Other transactions                          (149)                     --
 Death benefits                                --                      --
 Net loan activity                           (105)                    (78)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,834)                165,505
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              (53,938)                270,484
NET ASSETS:
 Beginning of year                      1,882,675               1,035,520
                                     ------------            ------------
 End of year                           $1,828,737              $1,306,004
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  IVY SCIENCE &            IVY ASSET              JANUS ASPEN
                                 TECHNOLOGY FUND         STRATEGY FUND          FORTY PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,343)                $24,465                     $75
 Net realized gain (loss) on
  security transactions                 10,101                  33,953                 (26,367)
 Net realized gain on
  distributions                          2,215                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,836                 138,957                 375,894
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            80,809                 197,375                 349,602
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             128,385                 316,394                  28,077
 Net transfers                          (4,713)                (67,983)               (137,838)
 Surrenders for benefit
  payments and fees                    (52,935)                (81,047)                (15,396)
 Other transactions                         (7)                      3                      --
 Death benefits                             --                      --                      --
 Net loan activity                         (24)                    (56)                     --
 Net annuity transactions                   --                      --                  (8,859)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     70,706                 167,311                (134,016)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           151,515                 364,686                 215,586
NET ASSETS:
 Beginning of year                     286,957                 991,284               1,530,099
                                    ----------            ------------            ------------
 End of year                          $438,472              $1,355,970              $1,745,685
                                    ==========            ============            ============

                                   JANUS ASPEN           JANUS ASPEN          JANUS ASPEN
                                    WORLDWIDE            ENTERPRISE             BALANCED
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $381                $(249)               $9,246
 Net realized gain (loss) on
  security transactions                 (2,632)                  25                (9,448)
 Net realized gain on
  distributions                             --                   --                32,173
 Net unrealized appreciation
  (depreciation) of
  investments during the year           41,214                5,930                23,548
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            38,963                5,706                55,519
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               3,899                   --                14,068
 Net transfers                         (12,778)              14,914               (63,756)
 Surrenders for benefit
  payments and fees                     (4,269)                  --               (50,154)
 Other transactions                         --                    1                    --
 Death benefits                             --                   --                    --
 Net loan activity                          --                   --                    --
 Net annuity transactions               (1,570)                  --                    --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,718)              14,915               (99,842)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            24,245               20,621               (44,323)
NET ASSETS:
 Beginning of year                     207,534               29,541               473,210
                                    ----------            ---------            ----------
 End of year                          $231,779              $50,162              $428,887
                                    ==========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    JANUS ASPEN              JANUS
                                      OVERSEAS             FLEXIBLE
                                     PORTFOLIO             BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $47                 $960
 Net realized gain (loss) on
  security transactions                 (62,009)                   7
 Net realized gain on
  distributions                          28,204                  273
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,249                  590
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             44,491                1,830
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                4,715                5,470
 Net transfers                           26,171                   --
 Surrenders for benefit
  payments and fees                     (50,891)                 (18)
 Other transactions                          --                    3
 Death benefits                              --                   --
 Net loan activity                           --                   --
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (20,005)               5,455
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             24,486                7,285
NET ASSETS:
 Beginning of year                      333,147               23,751
                                     ----------            ---------
 End of year                           $357,633              $31,036
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JANUS                   JANUS                   JANUS
                                     FORTY FUND            BALANCED FUND          ENTERPRISE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,431)                $29,473                $(5,082)
 Net realized gain (loss) on
  security transactions                  265,216                  31,545                 69,239
 Net realized gain on
  distributions                               --                  52,823                 23,547
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,047,443                  85,679                 15,575
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,288,228                 199,520                103,279
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                             1,080,479                 243,711                155,177
 Net transfers                          (149,225)               (169,998)               (35,410)
 Surrenders for benefit
  payments and fees                     (876,609)               (211,508)              (158,538)
 Other transactions                           (4)                   (413)                   (14)
 Death benefits                               --                      --                     --
 Net loan activity                          (182)                    (61)                   (62)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       54,459                (138,269)               (38,847)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                           1,342,687                  61,251                 64,432
NET ASSETS:
 Beginning of year                     5,623,940               1,696,099                643,365
                                    ------------            ------------            -----------
 End of year                          $6,966,627              $1,757,350               $707,797
                                    ============            ============            ===========

                                                                                   PERKINS
                                       JANUS                  JANUS                MID CAP
                                   OVERSEAS FUND          WORLDWIDE FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $167,437                  $583                $2,120
 Net realized gain (loss) on
  security transactions                 (241,547)               12,084                   898
 Net realized gain on
  distributions                               --                    --                34,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year            746,725                47,734                36,495
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             672,615                60,401                73,611
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,451,936                57,541               253,200
 Net transfers                          (466,282)                1,845                (1,553)
 Surrenders for benefit
  payments and fees                     (814,783)              (49,797)              (36,663)
 Other transactions                           72                    18                    (8)
 Death benefits                               --                    --                    --
 Net loan activity                          (249)                  (15)                  (53)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      170,694                 9,592               214,923
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             843,309                69,993               288,534
NET ASSETS:
 Beginning of year                     6,163,069               314,303               685,150
                                    ------------            ----------            ----------
 End of year                          $7,006,378              $384,296              $973,684
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      PRUDENTIAL
                                       JENNISON              PRUDENTIAL
                                       MID-CAP             JENNISON 20/20
                                  GROWTH FUND, INC.          FOCUS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3,203)              $(2,734)
 Net realized gain (loss) on
  security transactions                    13,733                 2,464
 Net realized gain on
  distributions                            49,433                28,495
 Net unrealized appreciation
  (depreciation) of
  investments during the year              98,058                 5,750
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              158,021                33,975
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                218,991                73,908
 Net transfers                            625,237               233,622
 Surrenders for benefit
  payments and fees                       (76,731)              (75,050)
 Other transactions                           (51)                   --
 Death benefits                                --                    --
 Net loan activity                            (72)                  (15)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       767,374               232,465
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              925,395               266,440
NET ASSETS:
 Beginning of year                        815,796               306,539
                                     ------------            ----------
 End of year                           $1,741,191              $572,979
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN              JPMORGAN
                                        CORE                SMALL CAP              SMALL CAP
                                     BOND FUND             EQUITY FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $30,235                  $715                $(4,262)
 Net realized gain (loss) on
  security transactions                   11,677                34,850                 61,729
 Net realized gain on
  distributions                            1,651                21,638                 82,919
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,079               (16,807)               (31,740)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              54,642                40,396                108,646
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               256,963                73,550                222,835
 Net transfers                            40,468               (29,737)               (65,556)
 Surrenders for benefit
  payments and fees                     (225,565)              (75,484)              (272,832)
 Other transactions                          (40)                   32                     10
 Death benefits                               --                    --                     --
 Net loan activity                           (56)                   (8)                   (77)
 Net annuity transactions                     --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       71,770               (31,647)              (115,620)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                             126,412                 8,749                 (6,974)
NET ASSETS:
 Beginning of year                     1,113,081               230,948                917,137
                                    ------------            ----------            -----------
 End of year                          $1,239,493              $239,697               $910,163
                                    ============            ==========            ===========

                                     JPMORGAN              JPMORGAN
                                    SMALL CAP             U.S. REAL              JPMORGAN
                                    VALUE FUND           ESTATE FUND         U.S. EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,037                $1,920                $1,412
 Net realized gain (loss) on
  security transactions                 45,478                 7,289                  (363)
 Net realized gain on
  distributions                             --                24,011                 4,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,596               (11,299)                5,376
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            80,111                21,921                10,742
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              79,161                70,316                34,570
 Net transfers                         (39,688)              (30,740)              175,307
 Surrenders for benefit
  payments and fees                    (15,855)              (19,629)              (43,725)
 Other transactions                         (2)                  (17)                   --
 Death benefits                             --                    --                    --
 Net loan activity                         (28)                  (17)                   --
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     23,588                19,913               166,152
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           103,699                41,834               176,894
NET ASSETS:
 Beginning of year                     382,720               152,693                33,715
                                    ----------            ----------            ----------
 End of year                          $486,419              $194,527              $210,609
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT
                                     2010 FUND             2015 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,159                $9,815
 Net realized gain (loss) on
  security transactions                  14,169                14,153
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,001                24,503
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,329                48,471
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               42,155               206,491
 Net transfers                          105,168                87,741
 Surrenders for benefit
  payments and fees                     (41,287)              (22,253)
 Other transactions                          --                   (24)
 Death benefits                              --                    --
 Net loan activity                          (54)                   --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     105,982               271,955
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            133,311               320,426
NET ASSETS:
 Beginning of year                      219,428               299,084
                                     ----------            ----------
 End of year                           $352,739              $619,510
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN               JPMORGAN                JPMORGAN
                                 SMARTRETIREMENT        SMARTRETIREMENT         SMARTRETIREMENT
                                    2020 FUND              2025 FUND               2030 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10,574                 $14,182                 $17,924
 Net realized gain (loss) on
  security transactions                  4,737                  15,896                  18,796
 Net realized gain on
  distributions                             --                     975                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           34,517                  58,781                  95,717
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            49,828                  89,834                 132,437
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             419,048                 724,820                 434,457
 Net transfers                           2,301                 166,547                 (57,440)
 Surrenders for benefit
  payments and fees                    (22,890)                (30,503)               (171,818)
 Other transactions                          2                       2                     (10)
 Death benefits                             --                      --                      --
 Net loan activity                         (50)                     --                    (373)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    398,411                 860,866                 204,816
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           448,239                 950,700                 337,253
NET ASSETS:
 Beginning of year                     201,343                 260,662                 746,195
                                    ----------            ------------            ------------
 End of year                          $649,582              $1,211,362              $1,083,448
                                    ==========            ============            ============

                                     JPMORGAN              JPMORGAN              JPMORGAN
                                 SMARTRETIREMENT       SMARTRETIREMENT       SMARTRETIREMENT
                                    2035 FUND             2040 FUND             2045 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,194                $9,965                $3,481
 Net realized gain (loss) on
  security transactions                  5,560                10,445                 2,464
 Net realized gain on
  distributions                            704                    --                   406
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,954                57,560                15,770
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,412                77,970                22,121
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             240,967               255,873               102,447
 Net transfers                          75,694               (14,849)              148,138
 Surrenders for benefit
  payments and fees                    (10,615)              (48,337)              (41,100)
 Other transactions                          1                    --                    (5)
 Death benefits                             --                    --                    --
 Net loan activity                          --                  (481)                 (128)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    306,047               192,206               209,352
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           341,459               270,176               231,473
NET ASSETS:
 Beginning of year                      90,677               370,646                42,101
                                    ----------            ----------            ----------
 End of year                          $432,136              $640,822              $273,574
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN
                                   SMARTRETIREMENT       SMARTRETIREMENT
                                      2050 FUND            INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,642                $1,235
 Net realized gain (loss) on
  security transactions                    9,194                 3,717
 Net realized gain on
  distributions                            1,079                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             78,980                 7,401
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             102,895                12,353
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               384,470                 1,753
 Net transfers                           (18,475)              (15,794)
 Surrenders for benefit
  payments and fees                     (154,512)              (75,010)
 Other transactions                           --                  (226)
 Death benefits                               --                    --
 Net loan activity                          (620)                   --
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      210,863               (89,277)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                             313,758               (76,924)
NET ASSETS:
 Beginning of year                       504,519               193,759
                                     -----------            ----------
 End of year                            $818,277              $116,835
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN                JPMORGAN                 KEELEY
                                  SMARTRETIREMENT          PRIME MONEY              SMALL CAP
                                     2055 FUND             MARKET FUND              VALUE FUND
                                 SUB-ACCOUNT (24)          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3                   $(14,974)                $(2,065)
 Net realized gain (loss) on
  security transactions                   --                         --                  20,866
 Net realized gain on
  distributions                           --                         --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              2                         --                 287,654
                                       -----               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               5                    (14,974)                306,455
                                       -----               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               277                    743,585                 147,342
 Net transfers                            --                   (228,590)                 89,535
 Surrenders for benefit
  payments and fees                       (1)                  (318,863)               (191,547)
 Other transactions                       --                          5                     711
 Death benefits                           --                         --                      --
 Net loan activity                        --                       (169)                    (93)
 Net annuity transactions                 --                         --                      --
                                       -----               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      276                    195,968                  45,948
                                       -----               ------------            ------------
 Net increase (decrease) in
  net assets                             281                    180,994                 352,403
NET ASSETS:
 Beginning of year                        --                  1,574,676               1,321,914
                                       -----               ------------            ------------
 End of year                            $281                 $1,755,670              $1,674,317
                                       =====               ============            ============


                                  LOOMIS SAYLES         LKCM AQUINAS         LKCM AQUINAS
                                    BOND FUND            GROWTH FUND          VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $26,504                $(556)               $(340)
 Net realized gain (loss) on
  security transactions                  1,522                  109                   90
 Net realized gain on
  distributions                             --                  352                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           41,793                2,812                6,194
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            69,819                2,717                5,944
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             167,518               46,223               20,203
 Net transfers                           1,250                  753                  545
 Surrenders for benefit
  payments and fees                    (64,577)                 (41)                 (43)
 Other transactions                          1                   --                   --
 Death benefits                             --                   --                   --
 Net loan activity                         (23)                  --                   --
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    104,169               46,935               20,705
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                           173,988               49,652               26,649
NET ASSETS:
 Beginning of year                     468,435               14,638               49,048
                                    ----------            ---------            ---------
 End of year                          $642,423              $64,290              $75,697
                                    ==========            =========            =========

(24) Funded as of October 8, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            LORD ABBETT
                                     LORD ABBETT            FUNDAMENTAL
                                   AFFILIATED FUND          EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,307                  $3,555
 Net realized gain (loss) on
  security transactions                   27,278                  46,430
 Net realized gain on
  distributions                               --                  37,024
 Net unrealized appreciation
  (depreciation) of
  investments during the year             61,694                 166,950
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              93,279                 253,959
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               132,856                 801,122
 Net transfers                           (88,835)                320,257
 Surrenders for benefit
  payments and fees                     (103,682)               (205,591)
 Other transactions                           --                     (17)
 Death benefits                               --                      --
 Net loan activity                           (99)                   (116)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (59,760)                915,655
                                     -----------            ------------
 Net increase (decrease) in
  net assets                              33,519               1,169,614
NET ASSETS:
 Beginning of year                       642,500               2,256,640
                                     -----------            ------------
 End of year                            $676,019              $3,426,254
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT             LORD ABBETT            LORD ABBETT
                                        BOND                   GROWTH                CLASSIC
                                   DEBENTURE FUND        OPPORTUNITIES FUND         STOCK FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $95,717                $(2,088)                   $85
 Net realized gain (loss) on
  security transactions                   56,099                  7,580                  2,112
 Net realized gain on
  distributions                               --                     48                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             63,206                 21,735                 12,623
                                    ------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             215,022                 27,275                 14,820
                                    ------------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               428,033                 40,695                 28,043
 Net transfers                           (55,352)               (15,545)               (12,658)
 Surrenders for benefit
  payments and fees                     (269,606)               (23,903)               (11,567)
 Other transactions                          576                     --                     (4)
 Death benefits                               --                     --                     --
 Net loan activity                           (61)                   (10)                    (8)
 Net annuity transactions                     --                     --                     --
                                    ------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      103,590                  1,237                  3,806
                                    ------------             ----------             ----------
 Net increase (decrease) in
  net assets                             318,612                 28,512                 18,626
NET ASSETS:
 Beginning of year                     1,716,829                214,230                106,489
                                    ------------             ----------             ----------
 End of year                          $2,035,441               $242,742               $125,115
                                    ============             ==========             ==========

                                   LORD ABBETT
                                    CALIBRATED           LORD ABBETT            LORD ABBETT
                                     DIVIDEND               TOTAL                SMALL CAP
                                   GROWTH FUND           RETURN FUND             BLEND FUND
                                 SUB-ACCOUNT (25)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,379               $11,451                $(19,299)
 Net realized gain (loss) on
  security transactions                  3,659                   466                  64,792
 Net realized gain on
  distributions                             --                11,927                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,158                 7,620                 180,105
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,196                31,464                 225,598
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              32,223               115,493                 430,399
 Net transfers                          (5,631)               11,707                (150,854)
 Surrenders for benefit
  payments and fees                    (17,714)              (18,958)               (362,231)
 Other transactions                         (1)                   74                    (117)
 Death benefits                             --                    --                      --
 Net loan activity                        (100)                  (12)                   (170)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,777               108,304                 (82,973)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            31,973               139,768                 142,625
NET ASSETS:
 Beginning of year                     194,984               433,427               2,122,626
                                    ----------            ----------            ------------
 End of year                          $226,957              $573,195              $2,265,251
                                    ==========            ==========            ============

(25) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT            LORD ABBETT
                                      DEVELOPING           INTERNATIONAL
                                  GROWTH FUND, INC.       CORE EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,116)               $4,173
 Net realized gain (loss) on
  security transactions                    28,525                   180
 Net realized gain on
  distributions                            99,615                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (25,941)               25,100
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               97,083                29,453
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                371,578                37,429
 Net transfers                            (15,411)               (4,094)
 Surrenders for benefit
  payments and fees                       (93,135)               (2,114)
 Other transactions                           (11)                   (1)
 Death benefits                                --                    --
 Net loan activity                            (55)                   (3)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       262,966                31,217
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              360,049                60,670
NET ASSETS:
 Beginning of year                        957,978               197,202
                                     ------------            ----------
 End of year                           $1,318,027              $257,872
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            LEGG MASON
                                    LORD ABBETT              CAPITAL
                                       VALUE                MANAGEMENT           BMO MID-CAP
                                 OPPORTUNITIES FUND     VALUE TRUST, INC.         VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (43)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,993)                  $104                  $454
 Net realized gain (loss) on
  security transactions                   2,757                 (1,325)                5,433
 Net realized gain on
  distributions                              --                     --                12,865
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,786                 35,678                29,762
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             22,550                 34,457                48,514
                                     ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               72,375                 29,377                50,524
 Net transfers                           50,855                (15,057)              (22,004)
 Surrenders for benefit
  payments and fees                     (12,024)               (97,519)              (45,438)
 Other transactions                           1                     (3)                   --
 Death benefits                              --                     --                    --
 Net loan activity                           (6)                   (14)                   (7)
 Net annuity transactions                    --                     --                    --
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     111,201                (83,216)              (16,925)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets                            133,751                (48,759)               31,589
NET ASSETS:
 Beginning of year                      221,732                245,175               264,239
                                     ----------             ----------            ----------
 End of year                           $355,483               $196,416              $295,828
                                     ==========             ==========            ==========


                                   MFS EMERGING          MASSACHUSETTS
                                     MARKETS            INVESTORS GROWTH            MFS HIGH
                                   EQUITY FUND             STOCK FUND             INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $12,461                  $9,283                 $69,360
 Net realized gain (loss) on
  security transactions                  4,103                 140,189                    (166)
 Net realized gain on
  distributions                          2,418                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,800                 241,891                  76,542
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            49,782                 391,363                 145,736
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             134,287                 707,091                 162,846
 Net transfers                         116,736                 (70,284)                210,994
 Surrenders for benefit
  payments and fees                    (51,370)               (415,719)               (121,162)
 Other transactions                         87                      40                     398
 Death benefits                             --                      --                      --
 Net loan activity                         (76)                    (13)                    (39)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    199,664                 221,115                 253,037
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           249,446                 612,478                 398,773
NET ASSETS:
 Beginning of year                     129,416               2,385,857                 991,533
                                    ----------            ------------            ------------
 End of year                          $378,862              $2,998,335              $1,390,306
                                    ==========            ============            ============

(43) Formerly Marshall Mid-Cap Value Fund. Change effective February 9, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 MFS INTERNATIONAL
                                        NEW               MFS MID CAP
                                   DISCOVERY FUND         GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,644               $(4,181)
 Net realized gain (loss) on
  security transactions                  (9,485)               19,571
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            71,626                53,944
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             63,785                69,334
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               39,924                48,093
 Net transfers                             (955)              (18,655)
 Surrenders for benefit
  payments and fees                     (61,476)              (82,091)
 Other transactions                         251                     1
 Death benefits                              --                    --
 Net loan activity                          (11)                  (20)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (22,267)              (52,672)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             41,518                16,662
NET ASSETS:
 Beginning of year                      284,974               456,549
                                     ----------            ----------
 End of year                           $326,492              $473,211
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS NEW              MFS RESEARCH             MFS TOTAL
                                  DISCOVERY FUND       INTERNATIONAL FUND         RETURN FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(237)                $15,777                 $27,019
 Net realized gain (loss) on
  security transactions                (10,618)                 13,510                  29,285
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           68,200                 152,866                  71,520
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,345                 182,153                 127,824
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              65,746                 772,508                 489,523
 Net transfers                         (11,863)                 (8,772)                 (4,633)
 Surrenders for benefit
  payments and fees                    (14,369)               (145,938)               (111,249)
 Other transactions                        (16)                     38                       4
 Death benefits                             --                      --                      --
 Net loan activity                         (13)                   (105)                    (20)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,485                 617,731                 373,625
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            96,830                 799,884                 501,449
NET ASSETS:
 Beginning of year                     260,944                 769,227               1,042,877
                                    ----------            ------------            ------------
 End of year                          $357,774              $1,569,111              $1,544,326
                                    ==========            ============            ============

                                        MFS                     MFS                MFS RESEARCH
                                   UTILITIES FUND            VALUE FUND             BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $133,799                 $78,369                $2,670
 Net realized gain (loss) on
  security transactions                  142,257                 162,408                 2,208
 Net realized gain on
  distributions                            2,373                  47,281                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            383,683                 504,813                 1,876
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             662,112                 792,871                 6,754
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               833,998               1,572,639                38,449
 Net transfers                           (49,512)                  3,226                26,594
 Surrenders for benefit
  payments and fees                     (647,332)               (420,603)               (5,037)
 Other transactions                           20                      (4)                   16
 Death benefits                               --                      --                    --
 Net loan activity                          (230)                   (209)                   --
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      136,944               1,155,049                60,022
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             799,056               1,947,920                66,776
NET ASSETS:
 Beginning of year                     5,083,255               4,674,875                92,011
                                    ------------            ------------            ----------
 End of year                          $5,882,311              $6,622,795              $158,787
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   MFS MASSACHUSETTS       MFS INTERNATIONAL
                                    INVESTORS TRUST           GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $6,961                    $51
 Net realized gain (loss) on
  security transactions                    60,681                     72
 Net realized gain on
  distributions                            19,577                    128
 Net unrealized appreciation
  (depreciation) of
  investments during the year              21,764                  3,903
                                      -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              108,983                  4,154
                                      -----------              ---------
UNIT TRANSACTIONS:
 Purchases                                416,483                 24,211
 Net transfers                            (15,220)                (1,229)
 Surrenders for benefit
  payments and fees                      (102,910)                (1,666)
 Other transactions                            24                      9
 Death benefits                                --                     --
 Net loan activity                            (67)                   (10)
 Net annuity transactions                      --                     --
                                      -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       298,310                 21,315
                                      -----------              ---------
 Net increase (decrease) in
  net assets                              407,293                 25,469
NET ASSETS:
 Beginning of year                        453,630                 15,661
                                      -----------              ---------
 End of year                             $860,923                $41,130
                                      ===========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS CORE             MFS GOVERNMENT        MFS INTERNATIONAL
                                    EQUITY FUND          SECURITIES FUND            VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(59)                $79,521                 $33,484
 Net realized gain (loss) on
  security transactions                  (4,942)                 55,428                   5,923
 Net realized gain on
  distributions                              --                  18,508                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           132,430                 (93,649)                235,594
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            127,429                  59,808                 275,001
                                    -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               55,054               1,338,680                 472,392
 Net transfers                          (74,616)                152,022                  55,570
 Surrenders for benefit
  payments and fees                     (98,547)               (516,113)               (243,096)
 Other transactions                           2                     224                     103
 Death benefits                              --                      --                      --
 Net loan activity                           (2)                   (442)                   (105)
 Net annuity transactions                    --                      --                      --
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (118,109)                974,371                 284,864
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets                              9,320               1,034,179                 559,865
NET ASSETS:
 Beginning of year                      813,382               3,530,425               1,619,606
                                    -----------            ------------            ------------
 End of year                           $822,702              $4,564,604              $2,179,471
                                    ===========            ============            ============

                                       MFS               MFS CORE              MFS HIGH
                                 TECHNOLOGY FUND       EQUITY SERIES        INCOME SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(863)                  $9                $7,260
 Net realized gain (loss) on
  security transactions                 6,593                    5                 1,151
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,206                1,492                 5,449
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,936                1,506                13,860
                                    ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                             21,456                   --                 5,699
 Net transfers                             --                   --                    --
 Surrenders for benefit
  payments and fees                   (24,485)                  --               (14,327)
 Other transactions                         1                   (1)                   --
 Death benefits                            --                   --                    --
 Net loan activity                         --                   --                    --
 Net annuity transactions                  --                   --                    --
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,028)                  (1)               (8,628)
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets                            7,908                1,505                 5,232
NET ASSETS:
 Beginning of year                     81,885                9,765               106,443
                                    ---------            ---------            ----------
 End of year                          $89,793              $11,270              $111,675
                                    =========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   MFS INVESTORS
                                      GROWTH            MFS UTILITIES
                                   STOCK SERIES             SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(24)              $10,953
 Net realized gain (loss) on
  security transactions                     14                   395
 Net realized gain on
  distributions                            481                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              991                 9,927
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,462                21,275
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 6,313
 Net transfers                              --               (15,186)
 Surrenders for benefit
  payments and fees                         --                    --
 Other transactions                         (1)                   --
 Death benefits                             --                    --
 Net loan activity                          --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (1)               (8,873)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                             1,461                12,402
NET ASSETS:
 Beginning of year                       9,046               163,018
                                     ---------            ----------
 End of year                           $10,507              $175,420
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK              BLACKROCK
                                    MFS GROWTH               GLOBAL                LARGE CAP
                                       FUND              ALLOCATION FUND           CORE FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(787)                 $62,738                $4,804
 Net realized gain (loss) on
  security transactions                    650                  116,589                  (598)
 Net realized gain on
  distributions                             --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,040                  634,400                43,154
                                    ----------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,903                  813,727                47,360
                                    ----------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              65,328                4,948,103                50,317
 Net transfers                          46,301               (1,714,236)              (28,723)
 Surrenders for benefit
  payments and fees                     (7,436)                (858,982)              (25,196)
 Other transactions                          5                      (69)                   --
 Death benefits                             --                       --                    --
 Net loan activity                         (21)                    (911)                   --
 Net annuity transactions                   --                       --                    --
                                    ----------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    104,177                2,373,905                (3,602)
                                    ----------            -------------            ----------
 Net increase (decrease) in
  net assets                           110,080                3,187,632                43,758
NET ASSETS:
 Beginning of year                      11,149                8,408,552               348,720
                                    ----------            -------------            ----------
 End of year                          $121,229              $11,596,184              $392,478
                                    ==========            =============            ==========

                                     BLACKROCK             BLACKROCK              BLACKROCK
                                       VALUE               SMALL CAP            MID CAP VALUE
                                OPPORTUNITIES FUND        GROWTH FUND         OPPORTUNITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(389)               $(4,059)                $(4,548)
 Net realized gain (loss) on
  security transactions                    319                 28,057                  76,594
 Net realized gain on
  distributions                             --                 70,810                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,848                (47,273)                 47,591
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,778                 47,535                 119,637
                                     ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,014                106,330                 314,158
 Net transfers                              --                (15,334)                (74,008)
 Surrenders for benefit
  payments and fees                    (13,490)               (99,467)                (83,212)
 Other transactions                         --                      5                    (171)
 Death benefits                             --                     --                      --
 Net loan activity                          --                    (23)                   (103)
 Net annuity transactions                   --                     --                      --
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,476)                (8,489)                156,664
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets                            (2,698)                39,046                 276,301
NET ASSETS:
 Beginning of year                      32,627                523,139                 899,965
                                     ---------             ----------            ------------
 End of year                           $29,929               $562,185              $1,176,266
                                     =========             ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK
                                    INTERNATIONAL             MID CAP
                                    OPPORTUNITIES          GROWTH EQUITY
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16,030               $(2,121)
 Net realized gain (loss) on
  security transactions                    14,798                 9,345
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             155,424                12,392
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              186,252                19,616
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                321,715                28,766
 Net transfers                            (66,413)              (14,290)
 Surrenders for benefit
  payments and fees                       (99,936)              (44,509)
 Other transactions                           (16)                    1
 Death benefits                                --                    --
 Net loan activity                            (71)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       155,279               (30,032)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              341,531               (10,416)
NET ASSETS:
 Beginning of year                        896,792               198,690
                                     ------------            ----------
 End of year                           $1,238,323              $188,274
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MUNDER             NEUBERGER BERMAN        NUVEEN TRADEWINDS
                                    MIDCAP CORE               SOCIALLY              INTERNATIONAL
                                    GROWTH FUND           RESPONSIVE FUND            VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,127)                $1,665                    $961
 Net realized gain (loss) on
  security transactions                   58,874                 16,476                    (207)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            260,741                 39,630                     744
                                    ------------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             313,488                 57,771                   1,498
                                    ------------             ----------               ---------
UNIT TRANSACTIONS:
 Purchases                               469,223                243,417                  18,627
 Net transfers                           (61,933)               (67,437)                   (271)
 Surrenders for benefit
  payments and fees                     (199,926)               (97,160)                 (2,191)
 Other transactions                          375                     35                      12
 Death benefits                               --                     --                      --
 Net loan activity                          (190)                   (23)                     (2)
 Net annuity transactions                     --                     --                      --
                                    ------------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      207,549                 78,832                  16,175
                                    ------------             ----------               ---------
 Net increase (decrease) in
  net assets                             521,037                136,603                  17,673
NET ASSETS:
 Beginning of year                     1,955,748                545,640                  14,785
                                    ------------             ----------               ---------
 End of year                          $2,476,785               $682,243                 $32,458
                                    ============             ==========               =========

                                      OAKMARK          THE OAKMARK             OPPENHEIMER
                                   INTERNATIONAL       EQUITY AND                CAPITAL
                                  SMALL CAP FUND       INCOME FUND          APPRECIATION FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,091             $98,089                   $(918)
 Net realized gain (loss) on
  security transactions                (110,756)             21,479                  28,306
 Net realized gain on
  distributions                              --             257,640                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           224,716             410,283                 174,739
                                    -----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            120,051             787,491                 202,127
                                    -----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                3,847           2,481,833                 144,241
 Net transfers                          (17,559)              4,259                 (11,574)
 Surrenders for benefit
  payments and fees                    (339,882)           (624,873)               (128,553)
 Other transactions                           5                 147                       1
 Death benefits                              --                  --                      --
 Net loan activity                           --                (174)                    (35)
 Net annuity transactions                    --                  --                      --
                                    -----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (353,589)          1,861,192                   4,080
                                    -----------       -------------            ------------
 Net increase (decrease) in
  net assets                           (233,538)          2,648,683                 206,207
NET ASSETS:
 Beginning of year                      785,838           7,977,628               1,536,168
                                    -----------       -------------            ------------
 End of year                           $552,300         $10,626,311              $1,742,375
                                    ===========       =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                     OPPENHEIMER           INTERNATIONAL
                                     GLOBAL FUND            GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,457                $1,863
 Net realized gain (loss) on
  security transactions                   111,719                  (259)
 Net realized gain on
  distributions                             8,182                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             740,914                75,106
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              883,272                76,710
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                983,568               117,145
 Net transfers                           (635,978)                9,628
 Surrenders for benefit
  payments and fees                      (397,270)              (24,681)
 Other transactions                            17                   (11)
 Death benefits                                --                    --
 Net loan activity                           (191)                 (115)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,854)              101,966
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              833,418               178,676
NET ASSETS:
 Beginning of year                      4,209,365               335,372
                                     ------------            ----------
 End of year                           $5,042,783              $514,048
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         OPPENHEIMER             OPPENHEIMER
                                   OPPENHEIMER         GLOBAL STRATEGIC      MAIN STREET SMALL- &
                                 MAIN STREET FUND        INCOME FUND             MID-CAP FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $173               $17,782                   $2,596
 Net realized gain (loss) on
  security transactions                    947                 1,862                   32,858
 Net realized gain on
  distributions                             --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,427                23,387                  245,336
                                    ----------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,547                43,031                  280,790
                                    ----------            ----------             ------------
UNIT TRANSACTIONS:
 Purchases                              25,194               196,326                  289,718
 Net transfers                           1,560                (4,726)                 (14,581)
 Surrenders for benefit
  payments and fees                     (7,311)              (16,891)                 (87,361)
 Other transactions                         --                    95                       (1)
 Death benefits                             --                    --                       --
 Net loan activity                         (13)                  (29)                     (66)
 Net annuity transactions                   --                    --                       --
                                    ----------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,430               174,775                  187,709
                                    ----------            ----------             ------------
 Net increase (decrease) in
  net assets                            38,977               217,806                  468,499
NET ASSETS:
 Beginning of year                     125,088               265,674                1,703,245
                                    ----------            ----------             ------------
 End of year                          $164,065              $483,480               $2,171,744
                                    ==========            ==========             ============

                                     OPPENHEIMER                                 OPPENHEIMER
                                     DEVELOPING             OPPENHEIMER            CAPITAL
                                    MARKETS FUND            EQUITY FUND          INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,527                  $625               $11
 Net realized gain (loss) on
  security transactions                    22,192                   162                 1
 Net realized gain on
  distributions                                --                    --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             715,122                12,367                21
                                    -------------            ----------             -----
 Net increase (decrease) in
  net assets resulting from
  operations                              738,841                13,154                33
                                    -------------            ----------             -----
UNIT TRANSACTIONS:
 Purchases                              1,051,919                16,335                87
 Net transfers                            (44,323)                   --                --
 Surrenders for benefit
  payments and fees                      (376,078)               (5,132)               (2)
 Other transactions                           382                    (1)               (1)
 Death benefits                                --                    --                --
 Net loan activity                           (179)                   --                --
 Net annuity transactions                      --                    --                --
                                    -------------            ----------             -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       631,721                11,202                84
                                    -------------            ----------             -----
 Net increase (decrease) in
  net assets                            1,370,562                24,356               117
NET ASSETS:
 Beginning of year                      3,336,819                98,610               301
                                    -------------            ----------             -----
 End of year                           $4,707,381              $122,966              $418
                                    =============            ==========             =====

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     OPPENHEIMER             OPPENHEIMER
                                    INTERNATIONAL         SMALL- & MID-CAP
                                      BOND FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $207,438                $(4,375)
 Net realized gain (loss) on
  security transactions                    42,087                    467
 Net realized gain on
  distributions                            39,965                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             323,962                 70,859
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              613,452                 66,951
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              1,451,152                149,110
 Net transfers                           (173,040)              (117,997)
 Surrenders for benefit
  payments and fees                      (984,105)              (124,301)
 Other transactions                           750                     16
 Death benefits                                --                     --
 Net loan activity                           (286)                   (45)
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       294,471                (93,217)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              907,923                (26,266)
NET ASSETS:
 Beginning of year                      5,751,492                802,212
                                     ------------            -----------
 End of year                           $6,659,415               $775,946
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER            OPPENHEIMER            OPPENHEIMER
                                    MAIN STREET           GOLD & SPECIAL              REAL
                                 OPPORTUNITY FUND         MINERALS FUND           ESTATE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(768)               $(18,035)               $7,009
 Net realized gain (loss) on
  security transactions                  59,120                 (51,592)               27,277
 Net realized gain on
  distributions                              --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,807                (141,607)               27,502
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            101,159                (211,234)               61,788
                                    -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              170,903                 596,922               203,893
 Net transfers                          (23,253)                (95,004)              208,476
 Surrenders for benefit
  payments and fees                    (127,347)               (240,355)              (43,553)
 Other transactions                          (1)                    (30)                   (5)
 Death benefits                              --                      --                    --
 Net loan activity                          (66)                   (189)                  (50)
 Net annuity transactions                    --                      --                    --
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      20,236                 261,344               368,761
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets                            121,395                  50,110               430,549
NET ASSETS:
 Beginning of year                      694,817               1,968,607               340,044
                                    -----------            ------------            ----------
 End of year                           $816,212              $2,018,717              $770,593
                                    ===========            ============            ==========

                                    OPPENHEIMER             PUTNAM              PUTNAM VT
                                   INTERNATIONAL            GLOBAL                 HIGH
                                 DIVERSIFIED FUND         EQUITY FUND           YIELD FUND
                                 SUB-ACCOUNT (26)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $229                  $241               $48,008
 Net realized gain (loss) on
  security transactions                     --                    (3)               16,820
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (122)                4,518                38,663
                                     ---------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               107                 4,756               103,491
                                     ---------             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              13,268                 9,281                 5,105
 Net transfers                              --                 7,322               114,173
 Surrenders for benefit
  payments and fees                         (1)                   --               (62,361)
 Other transactions                          1                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                          --                    --                    --
 Net annuity transactions                   --                    --                    --
                                     ---------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,268                16,603                56,917
                                     ---------             ---------            ----------
 Net increase (decrease) in
  net assets                            13,375                21,359               160,408
NET ASSETS:
 Beginning of year                          --                16,329               677,170
                                     ---------             ---------            ----------
 End of year                           $13,375               $37,688              $837,578
                                     =========             =========            ==========

(26) Funded as of November 7, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL           MULTI-CAP
                                    GROWTH FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $705               $(1,408)
 Net realized gain (loss) on
  security transactions                  (1,749)                5,414
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,505                39,829
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,461                43,835
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                6,204                   800
 Net transfers                           (4,884)              (23,860)
 Surrenders for benefit
  payments and fees                          --                (3,728)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
 Net annuity transactions                  (511)                 (468)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         809               (27,256)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             18,270                16,579
NET ASSETS:
 Beginning of year                       86,459               278,130
                                     ----------            ----------
 End of year                           $104,729              $294,709
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                PIONEER                PIONEER
                                    SMALL CAP             FUNDAMENTAL              EMERGING
                                    VALUE FUND            VALUE FUND             MARKETS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (27)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(892)               $2,002                  $(5,169)
 Net realized gain (loss) on
  security transactions                  9,932                    11                  (46,729)
 Net realized gain on
  distributions                             --                    --                    6,252
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,479                 3,939                  189,413
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            51,519                 5,952                  143,767
                                    ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                              11,456                17,994                  375,774
 Net transfers                          12,890                  (561)                (343,277)
 Surrenders for benefit
  payments and fees                    (17,169)                 (874)                (120,750)
 Other transactions                         --                    --                       59
 Death benefits                             --                    --                       --
 Net loan activity                          --                    (6)                     (87)
 Net annuity transactions              (12,812)                   --                       --
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,635)               16,553                  (88,281)
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets                            45,884                22,505                   55,486
NET ASSETS:
 Beginning of year                     304,183                54,704                1,455,907
                                    ----------             ---------             ------------
 End of year                          $350,067               $77,209               $1,511,393
                                    ==========             =========             ============

                                   PIONEER OAK           ALLIANZ NFJ           ALLIANZ NFJ
                                 RIDGE SMALL CAP        INTERNATIONAL           SMALL CAP
                                   GROWTH FUND           VALUE FUND             VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,330)                 $76                  $7,477
 Net realized gain (loss) on
  security transactions                  7,813                   16                  83,087
 Net realized gain on
  distributions                         10,245                   --                  81,156
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,978                1,515                 (59,532)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            22,706                1,607                 112,188
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                             238,564                3,474                 217,975
 Net transfers                          39,920                 (207)                (72,453)
 Surrenders for benefit
  payments and fees                     (7,941)                (134)               (117,674)
 Other transactions                          5                   --                      (1)
 Death benefits                             --                   --                      --
 Net loan activity                         (10)                  --                     (43)
 Net annuity transactions                   --                   --                      --
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    270,538                3,133                  27,804
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                           293,244                4,740                 139,992
NET ASSETS:
 Beginning of year                      77,111                6,438               1,184,482
                                    ----------            ---------            ------------
 End of year                          $370,355              $11,178              $1,324,474
                                    ==========            =========            ============

(27) Formerly Pioneer CullenValue Fund. Change effective June 30, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     ALLIANZ NFJ
                                       DIVIDEND           MANAGERS CADENCE
                                      VALUE FUND            MID-CAP FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $53,692                 $(477)
 Net realized gain (loss) on
  security transactions                    87,871                 1,758
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             203,281                 2,570
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              344,844                 3,851
                                     ------------             ---------
UNIT TRANSACTIONS:
 Purchases                              1,619,532                 5,621
 Net transfers                            125,665                (3,879)
 Surrenders for benefit
  payments and fees                      (342,144)               (6,797)
 Other transactions                            37                    --
 Death benefits                                --                    --
 Net loan activity                           (252)                   --
 Net annuity transactions                      --                    --
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,402,838                (5,055)
                                     ------------             ---------
 Net increase (decrease) in
  net assets                            1,747,682                (1,204)
NET ASSETS:
 Beginning of year                      1,971,678                53,540
                                     ------------             ---------
 End of year                           $3,719,360               $52,336
                                     ============             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PIMCO
                                   PIMCO                  EMERGING             PIMCO
                                   TOTAL                  MARKETS              REAL
                                RETURN FUND              BOND FUND          RETURN FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,055,903                 $44,671            $348,557
 Net realized gain (loss) on
  security transactions              299,051                  42,108             224,297
 Net realized gain on
  distributions                      808,523                     970             413,674
 Net unrealized appreciation
  (depreciation) of
  investments during the year        597,002                  83,454             364,295
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,760,479                 171,203           1,350,823
                               -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                         9,299,176                 220,839           5,076,388
 Net transfers                     1,537,383                (178,875)            779,209
 Surrenders for benefit
  payments and fees               (4,487,065)                (67,896)         (2,046,392)
 Other transactions                    5,129                     275               1,522
 Death benefits                           --                      --                  --
 Net loan activity                    (2,341)                    (66)               (775)
 Net annuity transactions                 --                      --                  --
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                6,352,282                 (25,723)          3,809,952
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets                       9,112,761                 145,480           5,160,775
NET ASSETS:
 Beginning of year                26,491,298               1,219,186          14,246,815
                               -------------            ------------       -------------
 End of year                     $35,604,059              $1,364,666         $19,407,590
                               =============            ============       =============


                                                             PIONEER                 PIONEER
                                      PIONEER                  HIGH                 STRATEGIC
                                       FUND                 YIELD FUND             INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,918                 $94,377                $133,077
 Net realized gain (loss) on
  security transactions                  10,101                  71,709                  59,803
 Net realized gain on
  distributions                         154,715                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (117,301)                104,890                 120,631
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,433                 270,976                 313,511
                                    -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              280,596                 393,649                 968,542
 Net transfers                          (29,739)               (173,769)                204,851
 Surrenders for benefit
  payments and fees                     (73,215)               (343,248)               (566,546)
 Other transactions                         (24)                    571                     652
 Death benefits                              --                      --                      --
 Net loan activity                          (47)                   (131)                   (179)
 Net annuity transactions                    --                      --                      --
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     177,571                (122,928)                607,320
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets                            227,004                 148,048                 920,831
NET ASSETS:
 Beginning of year                      492,157               1,994,004               2,544,366
                                    -----------            ------------            ------------
 End of year                           $719,161              $2,142,052              $3,465,197
                                    ===========            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       PIONEER                 PIONEER
                                       MID CAP                  GROWTH
                                      VALUE FUND          OPPORTUNITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,009)               $(1,918)
 Net realized gain (loss) on
  security transactions                    50,997                 23,932
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              51,219                 (3,578)
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              101,207                 18,436
                                     ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                298,651                 30,967
 Net transfers                           (173,926)               (10,147)
 Surrenders for benefit
  payments and fees                      (147,316)               (74,084)
 Other transactions                             3                     (4)
 Death benefits                                --                     --
 Net loan activity                           (148)                    (6)
 Net annuity transactions                      --                     --
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (22,736)               (53,274)
                                     ------------             ----------
 Net increase (decrease) in
  net assets                               78,471                (34,838)
NET ASSETS:
 Beginning of year                      1,078,074                274,884
                                     ------------             ----------
 End of year                           $1,156,545               $240,046
                                     ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIMCO                 PUTNAM                 PUTNAM
                                      TOTAL                 EQUITY               HIGH YIELD
                                 RETURN III FUND         INCOME FUND           ADVANTAGE FUND
                                 SUB-ACCOUNT (28)        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,949                $4,072                 $41,246
 Net realized gain (loss) on
  security transactions                     (2)                2,658                   2,338
 Net realized gain on
  distributions                          4,733                10,227                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,297)               25,959                  45,430
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               383                42,916                  89,014
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             205,985                86,264                 302,466
 Net transfers                              --               148,390                 122,594
 Surrenders for benefit
  payments and fees                         (9)              (19,171)                (26,367)
 Other transactions                         --                    --                     (20)
 Death benefits                             --                    --                      --
 Net loan activity                          --                   (26)                    (65)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    205,976               215,457                 398,608
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           206,359               258,373                 487,622
NET ASSETS:
 Beginning of year                          --               101,629                 532,808
                                    ----------            ----------            ------------
 End of year                          $206,359              $360,002              $1,020,430
                                    ==========            ==========            ============

                                      PUTNAM                                  PUTNAM
                                  INTERNATIONAL            PUTNAM            MULTI-CAP
                                   EQUITY FUND         INVESTORS FUND       GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,110                 $6                $(29)
 Net realized gain (loss) on
  security transactions                 (2,812)                44                   9
 Net realized gain on
  distributions                             --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          100,956                 67                 580
                                    ----------             ------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                           101,254                117                 560
                                    ----------             ------             -------
UNIT TRANSACTIONS:
 Purchases                               8,784                385               1,122
 Net transfers                         (10,648)                --                  --
 Surrenders for benefit
  payments and fees                    (91,330)              (258)                (10)
 Other transactions                         11                  1                  (2)
 Death benefits                             --                 --                  --
 Net loan activity                          --                 (3)                 --
 Net annuity transactions                   --                 --                  --
                                    ----------             ------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (93,183)               125               1,110
                                    ----------             ------             -------
 Net increase (decrease) in
  net assets                             8,071                242               1,670
NET ASSETS:
 Beginning of year                     503,972                680               3,363
                                    ----------             ------             -------
 End of year                          $512,043               $922              $5,033
                                    ==========             ======             =======

(28) Funded as of November 13, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        PUTNAM
                                    INTERNATIONAL              PUTNAM
                                       CAPITAL               SMALL CAP
                                  OPPORTUNITIES FUND        GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,448                  $(519)
 Net realized gain (loss) on
  security transactions                   (3,066)                11,669
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             81,591                  3,210
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              82,973                 14,360
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               184,671                 31,839
 Net transfers                           (41,525)                17,217
 Surrenders for benefit
  payments and fees                      (11,423)                (4,899)
 Other transactions                            3                      1
 Death benefits                               --                     --
 Net loan activity                           (24)                    --
 Net annuity transactions                     --                     --
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      131,702                 44,158
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             214,675                 58,518
NET ASSETS:
 Beginning of year                       338,037                105,792
                                      ----------             ----------
 End of year                            $552,712               $164,310
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ROYCE                  ROYCE
                                      TOTAL                  VALUE                 ROYCE
                                   RETURN FUND             PLUS FUND             VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,577                $(3,410)               $5,471
 Net realized gain (loss) on
  security transactions                    398                 24,748                 8,873
 Net realized gain on
  distributions                         22,960                     --                37,473
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,214                 61,383                (1,340)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,149                 82,721                50,477
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              75,309                 60,385               236,211
 Net transfers                         186,327                 59,851               (57,159)
 Surrenders for benefit
  payments and fees                     (6,931)              (231,641)              (66,215)
 Other transactions                         (2)                   543                    (3)
 Death benefits                             --                     --                    --
 Net loan activity                          (6)                   (30)                  (47)
 Net annuity transactions                   --                     --                    --
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    254,697               (110,892)              112,787
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                           281,846                (28,171)              163,264
NET ASSETS:
 Beginning of year                     142,782                592,023               476,985
                                    ----------            -----------            ----------
 End of year                          $424,628               $563,852              $640,249
                                    ==========            ===========            ==========

                                                             COLUMBIA
                                                           DIVERSIFIED             COLUMBIA
                                                              EQUITY            MID CAP VALUE
                                   RS VALUE FUND           INCOME FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,325                $1,459               $(1,743)
 Net realized gain (loss) on
  security transactions                    3,885                10,330                37,253
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            119,552                 3,946                13,672
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             136,762                15,735                49,182
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               257,357                29,653                77,896
 Net transfers                           (11,789)                 (517)              (21,048)
 Surrenders for benefit
  payments and fees                      (69,503)               (9,443)              (77,120)
 Other transactions                            1                    --                    (5)
 Death benefits                               --                    --                    --
 Net loan activity                           (20)                   --                    (6)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      176,046                19,693               (20,283)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             312,808                35,428                28,899
NET ASSETS:
 Beginning of year                       895,424               106,610               288,190
                                    ------------            ----------            ----------
 End of year                          $1,208,232              $142,038              $317,089
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    COLUMBIA             RIDGEWORTH
                                  MULTI-ADVISOR          SMALL CAP
                                    SMALL CAP              VALUE
                                   VALUE FUND           EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(53)                 $9,705
 Net realized gain (loss) on
  security transactions                   58                 (17,219)
 Net realized gain on
  distributions                           49                  40,346
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,011                 136,943
                                     -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,065                 169,775
                                     -------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,556                 469,970
 Net transfers                            --                (104,018)
 Surrenders for benefit
  payments and fees                     (196)                (74,916)
 Other transactions                       --                       3
 Death benefits                           --                      --
 Net loan activity                        --                     (74)
 Net annuity transactions                 --                      --
                                     -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,360                 290,965
                                     -------            ------------
 Net increase (decrease) in
  net assets                           3,425                 460,740
NET ASSETS:
 Beginning of year                     5,556                 982,162
                                     -------            ------------
 End of year                          $8,981              $1,442,902
                                     =======            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    RIDGEWORTH
                                     MID-CAP               RIDGEWORTH             DWS RREEF
                                      VALUE               TOTAL RETURN           REAL ESTATE
                                   EQUITY FUND             BOND FUND           SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,638                 $13,468                  $96
 Net realized gain (loss) on
  security transactions                (20,982)                  2,462                1,467
 Net realized gain on
  distributions                          2,382                  18,812                  442
 Net unrealized appreciation
  (depreciation) of
  investments during the year          146,171                    (303)                 209
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           131,209                  34,439                2,214
                                    ----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                             160,533                 110,381                2,834
 Net transfers                         115,073                 405,808                 (489)
 Surrenders for benefit
  payments and fees                    (76,685)                (75,187)                  --
 Other transactions                         (2)                     43                   --
 Death benefits                             --                      --                   --
 Net loan activity                         (66)                    (49)                  --
 Net annuity transactions                   --                      --                   --
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    198,853                 440,996                2,345
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets                           330,062                 475,435                4,559
NET ASSETS:
 Beginning of year                     526,041                 590,114                9,970
                                    ----------            ------------            ---------
 End of year                          $856,103              $1,065,549              $14,529
                                    ==========            ============            =========

                                                              DWS
                                                       ENHANCED EMERGING             SSGA
                                    DWS EQUITY           MARKETS FIXED             S&P 500
                                  DIVIDEND FUND           INCOME FUND             INDEX FUND
                                 SUB-ACCOUNT (29)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,892                $1,091                  $16,080
 Net realized gain (loss) on
  security transactions                 (4,430)                  908                   22,776
 Net realized gain on
  distributions                             --                    --                   13,448
 Net unrealized appreciation
  (depreciation) of
  investments during the year           43,320                 4,807                   88,463
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,782                 6,806                  140,767
                                    ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                              55,742                11,811                  115,181
 Net transfers                         (33,078)              (13,410)                   9,251
 Surrenders for benefit
  payments and fees                    (30,139)               (2,886)                (187,204)
 Other transactions                        (16)                   --                      277
 Death benefits                             --                    --                       --
 Net loan activity                         (31)                   --                      (17)
 Net annuity transactions                   --                    --                       --
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,522)               (4,485)                 (62,512)
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets                            38,260                 2,321                   78,255
NET ASSETS:
 Beginning of year                     422,352                36,702                  979,562
                                    ----------             ---------             ------------
 End of year                          $460,612               $39,023               $1,057,817
                                    ==========             =========             ============

(29) Formerly DWS Dreman High Return Equity Fund. Change effective March 1,
     2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        DWS
                                     GROWTH &                 DWS
                                    INCOME VIP              GLOBAL
                                     PORTFOLIO           THEMATIC FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $218                   $163
 Net realized gain (loss) on
  security transactions                    635                (24,215)
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,750                 48,714
                                     ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,603                 24,662
                                     ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                 881                 18,445
 Net transfers                          (6,257)               (34,897)
 Surrenders for benefit
  payments and fees                         --                (83,787)
 Other transactions                         --                     (2)
 Death benefits                             --                     --
 Net loan activity                          --                    (13)
 Net annuity transactions                   --                     --
                                     ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,376)              (100,254)
                                     ---------            -----------
 Net increase (decrease) in
  net assets                               227                (75,592)
NET ASSETS:
 Beginning of year                      38,866                197,288
                                     ---------            -----------
 End of year                           $39,093               $121,696
                                     =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               LEGG MASON
                                                           LEGG MASON           PARTNERS
                                    LEGG MASON            CLEARBRIDGE          CLEARBRIDGE
                                    CLEARBRIDGE            AGGRESSIVE          FUNDAMENTAL
                                 APPRECIATION FUND        GROWTH FUND          VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $23                  $(655)               $(3)
 Net realized gain (loss) on
  security transactions                    159                    191                  4
 Net realized gain on
  distributions                             16                  3,029                 88
 Net unrealized appreciation
  (depreciation) of
  investments during the year              358                 12,742                342
                                     ---------             ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                               556                 15,307                431
                                     ---------             ----------            -------
UNIT TRANSACTIONS:
 Purchases                               6,959                  6,097                755
 Net transfers                           7,756                     --                 --
 Surrenders for benefit
  payments and fees                     (1,532)                (1,357)                (9)
 Other transactions                         --                     14                 --
 Death benefits                             --                     --                 --
 Net loan activity                          (6)                    --                 --
 Net annuity transactions                   --                     --                 --
                                     ---------             ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,177                  4,754                746
                                     ---------             ----------            -------
 Net increase (decrease) in
  net assets                            13,733                 20,061              1,177
NET ASSETS:
 Beginning of year                         576                 84,578              2,922
                                     ---------             ----------            -------
 End of year                           $14,309               $104,639             $4,099
                                     =========             ==========            =======


                                    LEGG MASON            LEGG MASON
                                   CLEARBRIDGE           CLEARBRIDGE             THORNBURG
                                     MID CAP              SMALL CAP            INTERNATIONAL
                                    CORE FUND            GROWTH FUND             VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $77               $(2,134)                $12,179
 Net realized gain (loss) on
  security transactions                    648                13,221                  74,647
 Net realized gain on
  distributions                         10,002                 5,626                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,597                21,418                 571,426
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,324                38,131                 658,252
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              38,748                56,178               1,101,022
 Net transfers                          98,406               (19,753)               (230,383)
 Surrenders for benefit
  payments and fees                    (14,464)              (25,453)               (708,161)
 Other transactions                        (25)                    1                     (84)
 Death benefits                             --                    --                      --
 Net loan activity                         (28)                   (2)                   (177)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    122,637                10,971                 162,217
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           141,961                49,102                 820,469
NET ASSETS:
 Beginning of year                     109,382               233,323               4,465,034
                                    ----------            ----------            ------------
 End of year                          $251,343              $282,425              $5,285,503
                                    ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            THORNBURG
                                       THORNBURG               CORE
                                      VALUE FUND           GROWTH FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,299)              $(8,129)
 Net realized gain (loss) on
  security transactions                  (25,885)               29,628
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        109,723               174,236
                                       ---------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                              76,539               195,735
                                       ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               150,108               176,119
 Net transfers                          (101,434)               49,484
 Surrenders for benefit payments
  and fees                               (80,641)             (233,989)
 Other transactions                           --                     9
 Death benefits                               --                    --
 Net loan activity                          (264)                  (95)
 Net annuity transactions                     --                    --
                                       ---------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (32,231)               (8,472)
                                       ---------            ----------
 Net increase (decrease) in net
  assets                                  44,308               187,263
NET ASSETS:
 Beginning of year                       821,740               958,397
                                       ---------            ----------
 End of year                            $866,048            $1,145,660
                                       =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TIMOTHY PLAN                             T. ROWE PRICE
                                    LARGE/MID CAP         UBS DYNAMIC             GROWTH
                                      VALUE FUND          ALPHA FUND            STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(307)               $18                $(26,107)
 Net realized gain (loss) on
  security transactions                    1,726                  2                 103,133
 Net realized gain on
  distributions                               --                 --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          4,599                397                 253,835
                                      ----------            -------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                               6,018                417                 330,861
                                      ----------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                66,581                 --               1,409,572
 Net transfers                            14,718                 --                 223,032
 Surrenders for benefit
  payments and fees                      (14,319)                (1)               (365,994)
 Other transactions                            4                 --                     (30)
 Death benefits                               --                 --                      --
 Net loan activity                            (5)                --                    (234)
 Net annuity transactions                     --                 --                      --
                                      ----------            -------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            66,979                 (1)              1,266,346
                                      ----------            -------            ------------
 Net increase (decrease) in net
  assets                                  72,997                416               1,597,207
NET ASSETS:
 Beginning of year                        33,287              3,316               1,768,791
                                      ----------            -------            ------------
 End of year                            $106,284             $3,732              $3,365,998
                                      ==========            =======            ============

                                    T. ROWE PRICE          T. ROWE PRICE           T. ROWE PRICE
                                    EQUITY-INCOME            RETIREMENT              RETIREMENT
                                         FUND                2010 FUND               2020 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,381                 $17,832                 $53,732
 Net realized gain (loss) on
  security transactions                   23,887                  98,438                 260,018
 Net realized gain on
  distributions                               --                   4,388                  30,794
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        108,086                  36,392                 506,866
                                      ----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                             140,354                 157,050                 851,410
                                      ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               231,148                 317,611               1,701,159
 Net transfers                            60,807                 150,938                 166,381
 Surrenders for benefit
  payments and fees                      (58,045)               (144,516)               (608,573)
 Other transactions                           17                       1                       4
 Death benefits                               --                      --                      --
 Net loan activity                           (13)                   (100)                   (567)
 Net annuity transactions                     --                      --                      --
                                      ----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           233,914                 323,934               1,258,404
                                      ----------            ------------            ------------
 Net increase (decrease) in net
  assets                                 374,268                 480,984               2,109,814
NET ASSETS:
 Beginning of year                       846,179               1,372,069               5,797,461
                                      ----------            ------------            ------------
 End of year                          $1,220,447              $1,853,053              $7,907,275
                                      ==========            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      T. ROWE PRICE           T. ROWE PRICE
                                        RETIREMENT              RETIREMENT
                                        2030 FUND               2040 FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $21,855                  $1,035
 Net realized gain (loss) on
  security transactions                     146,150                 135,414
 Net realized gain on
  distributions                              31,858                  18,791
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           476,910                 209,874
                                       ------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                                676,773                 365,114
                                       ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                1,357,120                 702,021
 Net transfers                              138,189                   6,629
 Surrenders for benefit payments
  and fees                                 (327,578)               (430,901)
 Other transactions                              (1)                      3
 Death benefits                                  --                      --
 Net loan activity                             (534)                   (416)
 Net annuity transactions                        --                      --
                                       ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            1,167,196                 277,336
                                       ------------            ------------
 Net increase (decrease) in net
  assets                                  1,843,969                 642,450
NET ASSETS:
 Beginning of year                        3,960,225               2,169,123
                                       ------------            ------------
 End of year                             $5,804,194              $2,811,573
                                       ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     T. ROWE PRICE          T. ROWE PRICE
                                       RETIREMENT             RETIREMENT           UBS GLOBAL
                                       2050 FUND             INCOME FUND         ALLOCATION FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $215                $1,189                 $23
 Net realized gain (loss) on
  security transactions                     30,565                21,989                 (13)
 Net realized gain on
  distributions                              8,530                 1,557                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          105,632                 4,206                 121
                                      ------------            ----------             -------
 Net increase (decrease) in net
  assets resulting from
  operations                               144,942                28,941                 131
                                      ------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                 391,377                84,046                 300
 Net transfers                             (32,501)              104,350                  --
 Surrenders for benefit
  payments and fees                       (108,207)              (15,983)                (54)
 Other transactions                              6                    18                  (1)
 Death benefits                                 --                    --                  --
 Net loan activity                            (148)                   (5)                 --
 Net annuity transactions                       --                    --                  --
                                      ------------            ----------             -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             250,527               172,426                 245
                                      ------------            ----------             -------
 Net increase (decrease) in net
  assets                                   395,469               201,367                 376
NET ASSETS:
 Beginning of year                         833,977               238,003               1,017
                                      ------------            ----------             -------
 End of year                            $1,229,446              $439,370              $1,393
                                      ============            ==========             =======

                                        VANGUARD               VANGUARD               VANGUARD
                                       SMALL-CAP               MID-CAP           TOTAL BOND MARKET
                                       INDEX FUND             INDEX FUND             INDEX FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $31,411                $6,788                $15,001
 Net realized gain (loss) on
  security transactions                     21,649                 3,764                  4,807
 Net realized gain on
  distributions                                 --                    --                  3,675
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          213,012                54,851                   (556)
                                      ------------            ----------             ----------
 Net increase (decrease) in net
  assets resulting from
  operations                               266,072                65,403                 22,927
                                      ------------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 353,705               133,659                221,429
 Net transfers                             (18,482)              (22,699)               (15,923)
 Surrenders for benefit
  payments and fees                       (119,646)              (11,704)               (79,370)
 Other transactions                             --                    --                     45
 Death benefits                                 --                    --                     --
 Net loan activity                             (14)                   --                    (29)
 Net annuity transactions                       --                    --                     --
                                      ------------            ----------             ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             215,563                99,256                126,152
                                      ------------            ----------             ----------
 Net increase (decrease) in net
  assets                                   481,635               164,659                149,079
NET ASSETS:
 Beginning of year                       1,402,048               385,508                498,010
                                      ------------            ----------             ----------
 End of year                            $1,883,683              $550,167               $647,089
                                      ============            ==========             ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       VANGUARD                 VICTORY
                                  TOTAL STOCK MARKET          DIVERSIFIED
                                      INDEX FUND               STOCK FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,482                   $6,763
 Net realized gain (loss) on
  security transactions                    13,924                   40,701
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              26,651                  132,092
                                      -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               48,057                  179,556
                                      -----------             ------------
UNIT TRANSACTIONS:
 Purchases                                192,556                  231,303
 Net transfers                           (132,523)                (159,889)
 Surrenders for benefit
  payments and fees                       (21,667)                (148,778)
 Other transactions                            --                       72
 Death benefits                                --                       --
 Net loan activity                             --                      (89)
 Net annuity transactions                      --                       --
                                      -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        38,366                  (77,381)
                                      -----------             ------------
 Net increase (decrease) in
  net assets                               86,423                  102,175
NET ASSETS:
 Beginning of year                        263,403                1,143,146
                                      -----------             ------------
 End of year                             $349,826               $1,245,321
                                      ===========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      VICTORY                 VICTORY                VICTORY
                                      SPECIAL              SMALL COMPANY           ESTABLISHED
                                     VALUE FUND           OPPORTUNITY FUND          VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(14,506)                $(3,440)               $2,830
 Net realized gain (loss) on
  security transactions                   52,001                 160,664                30,337
 Net realized gain on
  distributions                               --                 101,033                15,261
 Net unrealized appreciation
  (depreciation) of
  investments during the year            156,207                 (46,497)               13,110
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             193,702                 211,760                61,538
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               336,732                 735,140               115,373
 Net transfers                          (465,634)                 41,313               (18,523)
 Surrenders for benefit
  payments and fees                     (308,659)               (225,340)              (43,095)
 Other transactions                          (51)                   (128)                    7
 Death benefits                               --                      --                    --
 Net loan activity                           (74)                   (219)                  (16)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (437,686)                550,766                53,746
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (243,984)                762,526               115,284
NET ASSETS:
 Beginning of year                     2,096,168               1,584,083               497,590
                                    ------------            ------------            ----------
 End of year                          $1,852,184              $2,346,609              $612,874
                                    ============            ============            ==========

                                      INVESCO                                          INVESCO
                                     SMALL CAP                INVESCO                EQUITY AND
                                   DISCOVERY FUND          COMSTOCK FUND             INCOME FUND
                                  SUB-ACCOUNT (30)        SUB-ACCOUNT (31)        SUB-ACCOUNT (32)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,377)                $56,527                 $279,371
 Net realized gain (loss) on
  security transactions                   65,311                 (41,182)                 159,703
 Net realized gain on
  distributions                          164,234                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5,922)                786,018                1,522,280
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             212,246                 801,363                1,961,354
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               356,989                 778,565                1,667,638
 Net transfers                           (38,414)                (76,627)                (556,582)
 Surrenders for benefit
  payments and fees                     (174,701)               (907,726)              (2,142,082)
 Other transactions                           70                     289                      840
 Death benefits                               --                      --                       --
 Net loan activity                          (116)                   (642)                    (972)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      143,828                (206,141)              (1,031,158)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             356,074                 595,222                  930,196
NET ASSETS:
 Beginning of year                     1,261,904               4,341,080               16,346,661
                                    ------------            ------------            -------------
 End of year                          $1,617,978              $4,936,302              $17,276,857
                                    ============            ============            =============

(30) Formerly Invesco Van Kampen Small Cap Growth Fund. Change effective September 24, 2012.

(31) Formerly Invesco Van Kampen Comstock Fund. Change effective September 24, 2012.

(32) Formerly Invesco Van Kampen Equity and Income Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       INVESCO                  INVESCO
                                      GROWTH AND                MID CAP
                                     INCOME FUND              GROWTH FUND
                                   SUB-ACCOUNT (33)       SUB-ACCOUNT (34)(35)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,073                 $(7,915)
 Net realized gain (loss) on
  security transactions                   108,472                  28,531
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             224,592                  58,196
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              365,137                  78,812
                                     ------------              ----------
UNIT TRANSACTIONS:
 Purchases                                632,034                 214,029
 Net transfers                            (69,635)                (88,764)
 Surrenders for benefit
  payments and fees                      (318,494)                (76,248)
 Other transactions                            38                      12
 Death benefits                                --                      --
 Net loan activity                           (175)                    (19)
 Net annuity transactions                      --                      --
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       243,768                  49,010
                                     ------------              ----------
 Net increase (decrease) in
  net assets                              608,905                 127,822
NET ASSETS:
 Beginning of year                      2,420,082                 748,853
                                     ------------              ----------
 End of year                           $3,028,987                $876,675
                                     ============              ==========

(33) Formerly Invesco Van Kampen Growth and Income Fund. Change effective September 24, 2012.

(34) Effective June 8, 2012 Invesco Capital Development Fund merged with Invesco Van Kampen Mid Cap Growth Fund.

(35) Formerly Invesco Van Kampen Mid Cap Growth Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO               INVESCO               INVESCO
                                  U.S. MORTGAGE           SMALL CAP             AMERICAN
                                      FUND               VALUE FUND            VALUE FUND
                                SUB-ACCOUNT (36)      SUB-ACCOUNT (37)      SUB-ACCOUNT (38)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $15                  $(3,172)               $(169)
 Net realized gain (loss) on
  security transactions                  (2)                  14,700                4,395
 Net realized gain on
  distributions                          --                  107,523                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1                   32,608                4,321
                                      -----              -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             14                  151,659                8,547
                                      -----              -----------            ---------
UNIT TRANSACTIONS:
 Purchases                              207                  150,358               29,706
 Net transfers                           --                  (60,374)              57,259
 Surrenders for benefit
  payments and fees                      (5)                (144,008)             (51,147)
 Other transactions                       1                        1                    1
 Death benefits                          --                       --                   --
 Net loan activity                       --                      (45)                  --
 Net annuity transactions                --                       --                   --
                                      -----              -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     203                  (54,068)              35,819
                                      -----              -----------            ---------
 Net increase (decrease) in
  net assets                            217                   97,591               44,366
NET ASSETS:
 Beginning of year                      354                  724,490               26,120
                                      -----              -----------            ---------
 End of year                           $571                 $822,081              $70,486
                                      =====              ===========            =========

                                 MORGAN STANLEY
                                  INSTITUTIONAL             INVESCO                INVESCO
                                   OPPORTUNITY               VALUE               DIVERSIFIED
                                    PORTFOLIO         OPPORTUNITIES FUND        DIVIDEND FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (39)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(713)                 $3,189                 $5,329
 Net realized gain (loss) on
  security transactions                 1,740                   5,560                    757
 Net realized gain on
  distributions                            --                     589                  7,730
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,750                  89,861                 47,487
                                    ---------             -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,777                  99,199                 61,303
                                    ---------             -----------             ----------
UNIT TRANSACTIONS:
 Purchases                             12,817                   3,887                 49,769
 Net transfers                          3,690                  (2,200)               117,288
 Surrenders for benefit
  payments and fees                    (3,037)               (171,372)               (53,056)
 Other transactions                         7                       1                     --
 Death benefits                            --                      --                     --
 Net loan activity                         (6)                     --                    (10)
 Net annuity transactions                  --                      --                     --
                                    ---------             -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    13,471                (169,684)               113,991
                                    ---------             -----------             ----------
 Net increase (decrease) in
  net assets                           19,248                 (70,485)               175,294
NET ASSETS:
 Beginning of year                     68,135                 622,634                340,556
                                    ---------             -----------             ----------
 End of year                          $87,383                $552,149               $515,850
                                    =========             ===========             ==========

(36) Formerly Invesco Van Kampen U.S. Mortgage Fund. Change effective September 24, 2012.

(37) Formerly Invesco Van Kampen Small Cap Value Fund. Change effective September 24, 2012.

(38) Formerly Invesco Van Kampen American Value Fund. Change effective September 24, 2012.

(39) Formerly Invesco Van Kampen Value Opportunities Fund. Change effective September 24, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       INVESCO               INVESCO
                                      AMERICAN             GLOBAL CORE
                                   FRANCHISE FUND          EQUITY FUND
                                  SUB-ACCOUNT (40)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(620)                  $65
 Net realized gain (loss) on
  security transactions                     324                (2,065)
 Net realized gain on
  distributions                              --                     2
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,943                 3,532
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,647                 1,534
                                      ---------             ---------
UNIT TRANSACTIONS:
 Purchases                               19,644                 2,854
 Net transfers                            3,611                    --
 Surrenders for benefit
  payments and fees                      (2,086)              (10,669)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
 Net annuity transactions                    --                    --
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      21,169                (7,815)
                                      ---------             ---------
 Net increase (decrease) in
  net assets                             26,816                (6,281)
NET ASSETS:
 Beginning of year                       44,007                21,576
                                      ---------             ---------
 End of year                            $70,823               $15,295
                                      =========             =========

(40) Formerly Invesco Van Kampen American Franchise Fund. Change effective September 24, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           WELLS FARGO
                                                            ADVANTAGE           WELLS FARGO
                                    VANGUARD 500          INTERNATIONAL        ADVANTAGE CORE
                                     INDEX FUND            EQUITY FUND           BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (41)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $25,311                 $926                $1,046
 Net realized gain (loss) on
  security transactions                    8,939                 (222)                1,946
 Net realized gain on
  distributions                               --                   --                 4,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year            124,233                4,491                  (143)
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             158,483                5,195                 7,700
                                    ------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               274,200                7,818                44,861
 Net transfers                            22,787                   --               (46,228)
 Surrenders for benefit
  payments and fees                      (64,701)              (2,974)               (5,705)
 Other transactions                            1                   --                   (64)
 Death benefits                               --                   --                    --
 Net loan activity                            --                  (11)                   (7)
 Net annuity transactions                     --                   --                    --
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      232,287                4,833                (7,143)
                                    ------------            ---------            ----------
 Net increase (decrease) in
  net assets                             390,770               10,028                   557
NET ASSETS:
 Beginning of year                       910,765               36,599               119,404
                                    ------------            ---------            ----------
 End of year                          $1,301,535              $46,627              $119,961
                                    ============            =========            ==========


                                  COLUMBIA SELIGMAN        COLUMBIA SELIGMAN          TIAA-CREF
                                  COMMUNICATIONS AND             GLOBAL               LARGE CAP
                                   INFORMATION FUND         TECHNOLOGY FUND          GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (9)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,397)                   $(856)                  $(2)
 Net realized gain (loss) on
  security transactions                   43,733                   15,162                    --
 Net realized gain on
  distributions                           22,534                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (42,117)                  (4,550)                   51
                                      ----------               ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              21,753                    9,756                    49
                                      ----------               ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                66,913                   10,236                24,626
 Net transfers                           (28,040)                   5,324                    --
 Surrenders for benefit
  payments and fees                      (26,524)                 (54,586)                   --
 Other transactions                            1                       (1)                   --
 Death benefits                               --                       --                    --
 Net loan activity                            --                       --                    --
 Net annuity transactions                     --                       --                    --
                                      ----------               ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       12,350                  (39,027)               24,626
                                      ----------               ----------             ---------
 Net increase (decrease) in
  net assets                              34,103                  (29,271)               24,675
NET ASSETS:
 Beginning of year                       331,701                  105,620                    --
                                      ----------               ----------             ---------
 End of year                            $365,804                  $76,349               $24,675
                                      ==========               ==========             =========

(9)  Funded as of December 4, 2012.

(41) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective December 1, 2012.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           LEGG MASON
                                                            PARTNERS
                                      TIAA-CREF            CLEARBRIDGE
                                       EQUITY               SMALL CAP
                                     INDEX FUND            VALUE FUND
                                  SUB-ACCOUNT (42)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3)                $(309)
 Net realized gain (loss) on
  security transactions                      --                  (335)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                53                 5,018
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                 50                 4,374
                                      ---------             ---------
UNIT TRANSACTIONS:
 Purchases                               24,614                 6,747
 Net transfers                               --                (5,918)
 Surrenders for benefit
  payments and fees                          --                (1,688)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
 Net annuity transactions                    --                    --
                                      ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      24,614                  (859)
                                      ---------             ---------
 Net increase (decrease) in
  net assets                             24,664                 3,515
NET ASSETS:
 Beginning of year                           --                31,473
                                      ---------             ---------
 End of year                            $24,664               $34,988
                                      =========             =========

(42) Funded as of December 18, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------


                                    LIFE POINTS           LIFE POINTS          LIFE POINTS           LIFE POINTS
                                      BALANCED           CONSERVATIVE             GROWTH              MODERATE
                                   STRATEGY FUND         STRATEGY FUND        STRATEGY FUND         STRATEGY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,375                 $201                  $713               $1,082
 Net realized gain (loss) on
  security transactions                     250                    5                   176                  115
 Net realized gain on
  distributions                              --                   20                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,987                  362                 9,032                3,873
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             14,612                  588                 9,921                5,070
                                     ----------            ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               56,686                3,485                23,839                8,224
 Net transfers                             (410)                  --                    --                   --
 Surrenders for benefit
  payments and fees                      (5,833)                 (50)               (2,289)              (1,073)
 Other transactions                           6                   --                     2                   --
 Death benefits                              --                   --                    --                   --
 Net loan activity                           --                   --                    --                  (50)
 Net annuity transactions                    --                   --                    --                   --
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      50,449                3,435                21,552                7,101
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets                             65,061                4,023                31,473               12,171
NET ASSETS:
 Beginning of year                      118,217                6,935                72,429               52,327
                                     ----------            ---------            ----------            ---------
 End of year                           $183,278              $10,958              $103,902              $64,498
                                     ==========            =========            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century Equity Income Fund, American Century VP Growth Fund, American Century VP Ultra(R) Fund, American Century VP Balanced Fund, American Century VP International Fund*, American Century Small Cap Value Fund, American Century VP Large Company Value Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century VP Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, American Century Prime Money Market Fund, Domini Social Equity Fund, AllianceBernstein Global Bond Fund, AllianceBernstein 2055 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy, AllianceBernstein Global Risk Allocation Fund, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS International Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Global Value Portfolio, AllianceBernstein Growth Fund, AllianceBernstein Discovery Growth Fund, AllianceBernstein Discovery Value Fund, AllianceBernstein Value Fund, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein High Income Fund, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, American Funds AMCAP Fund, American Funds American Balanced Fund, American Funds Capital Income Builder Fund, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund, American Funds New Perspective Fund, American Funds The Bond Fund of America, American Funds The Growth Fund of America Fund, American Funds The Income Fund of America, American Funds The Investment Company of America, American Funds The New Economy Fund, American Funds Washington Mutual Investors, American Funds American Mutual Fund, American Funds Capital World Growth & Income Fund, American Funds SMALLCAP World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund, Ave Maria Rising Dividend Fund, Ave Maria Growth Fund, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath Retirement Portfolio, LifePath 2050 Portfolio, BlackRock LifePath 2025 Fund, BlackRock LifePath 2035 Fund, BlackRock LifePath 2045 Fund, BlackRock LifePath 2055 Fund, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Flexible Equity Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Portfolio, Calvert Bond Portfolio, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Marsico 21st Century Fund, Columbia Small Cap Value I Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Marsico Growth VS Fund, CRM Mid Cap Value Fund, Columbia Small Cap Core Fund, Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus Small Cap Fund++, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Utility & Telecommunication Fund, Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Index Fund, Nuveen Small Cap Index Fund, Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Santa Barbara Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value

-------------------------------------------------------------------------------

    Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Equity Income Fund, Inc. (merged with Federated Capital Appreciation Fund), Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap Growth Strategies Fund (formerly Federated Mid Cap Growth Strategies Fund), Federated High Income Bond Fund, Federated Kaufman Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated International Leaders Fund, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Fidelity Stock Selector All Cap Fund, Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Templeton Conservative Allocation Fund, Franklin Templeton Growth Allocation Fund, Franklin Templeton Moderate Allocation Fund, Templeton Foreign Fund, Franklin Small-Mid Cap Growth Securities Fund, Highland Premier Growth Equity (formerly Pyxis Premier Growth Equity Fund), Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund (formerly Goldman Sachs Structured U.S. Equity Fund), Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, John Hancock Small Cap Equity Fund, Frost Value Equity Fund (formerly Frost Dividend Value Equity Fund), Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, Hartford High Yield, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Money Market++, The Hartford Inflation Plus Fund, The Hartford Value Fund, The Hartford Equity Income Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, The Hartford Target Retirement 2050 Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund, The Hartford MidCap Value Fund, The Hartford Global All-Asset Fund, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Aspen Forty Portfolio, Janus Aspen Global Research Portfolio (formerly Janus Aspen Worldwide Portfolio), Janus Aspen Enterprise Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Overseas Portfolio, Janus Flexible Bond Fund, Janus Forty Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Overseas Fund, Janus Global Research Fund (formerly Janus Worldwide Fund), Perkins Mid Cap Value Fund, Prudential Jennison Natural Resources Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Jennison 20/20 Focus Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Real Estate Fund++, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan Prime Money Market Fund,

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Value Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Calibrated Dividend Growth Fund (merged with Lord Abbett Classic Stock Fund), Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Inc., Lord Abbett International Core Equity Fund, Lord Abbett Value Opportunities Fund (merged with Lord Abbett Small Cap Blend Fund), Legg Mason Capital Management Value Trust, Inc., BMO Mid-Cap Value Fund, MFS Emerging Markets Equity Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Research Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Investors Growth Stock Series, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio (merged with MFS High Income Series), BlackRock Global Allocation Fund, BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, BlackRock Small Cap Growth Fund, BlackRock Mid Cap Value Opportunities Fund, BlackRock International Opportunities Portfolio, BlackRock Mid Cap Growth Equity Portfolio, Munder MidCap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Nuveen Tradewinds International Value Fund, Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Small- & Mid-Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund (formerly Oppenheimer Equity Fund, Inc.), Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer Main Street Opportunity Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer Equity Income Fund, Oppenheimer International Diversified Fund, Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Multi-Cap Growth Fund, Putnam Small Cap Value Fund, Pioneer Disciplined Value Fund (formerly Pioneer Fundamental Value Fund), Pioneer Emerging Markets Fund, Pioneer Oak Ridge Small Cap Growth Fund, Pioneer Fundamental Growth Fund, AllianzGI NFJ International Value Fund (formerly Allianz NFJ International Value Fund), AllianzGI NFJ Small-Cap Value Fund (formerly Allianz NFJ Small Cap Value Fund), AllianzGI NFJ Dividend Value Fund (formerly Allianz NFJ Dividend Value Fund), Managers Cadence Mid-Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund (formerly Pioneer Growth Opportunities Fund), PIMCO Total Return III Fund, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam International Equity Fund, Putnam Investors Fund, Putnam Multi-Cap Growth Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Value Plus Fund, Royce Value Fund, RS Value Fund, Columbia Diversified Equity Income Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, RidgeWorth Small Cap Value Equity Fund, RidgeWorth Mid-Cap Value Equity Fund, RidgeWorth Total Return Bond Fund, RidgeWorth Large Cap Value Equity Fund, DWS RREEF Real Estate Securities Fund, DWS Equity Dividend Fund, DWS Enhanced Emerging Markets Fixed Income Fund, SSGA S&P 500 Index Fund, DWS Core Equity VIP (formerly DWS Growth & Income VIP Portfolio), DWS Global Growth Fund (formerly DWS Global Thematic Fund), Legg Mason ClearBridge Appreciation Fund, Legg Mason ClearBridge Aggressive Growth Fund, Legg Mason Partners ClearBridge Fundamental Value Fund, Legg Mason ClearBridge Mid Cap Core Fund, Legg Mason ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price Equity-Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Income Fund, UBS Global Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Small Company Opportunity Fund, Victory Established Value Fund, Invesco Small Cap Discovery Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco U.S. Mortgage Fund, Invesco Small Cap Value Fund, Invesco American Value Fund, Morgan Stanley Institutional Opportunity Portfolio, Invesco Value Opportunities Fund, Invesco

-------------------------------------------------------------------------------

    Diversified Dividend Fund, Invesco American Franchise Fund (merged with Invesco Leisure Fund), Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Core Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Equity Index Fund, American Century Heritage Fund (merged with American Century Vista Fund), Legg Mason Partners ClearBridge Small Cap Value Fund, Life Points Balanced Strategy Fund, Life Points Conservative Strategy Fund, Life Points Growth Strategy Fund, and Life Points Moderate Strategy Fund.

     * This fund was not funded as of December 31, 2013, and as a result, is not presented in the statements of assets and liabilities.

     ++   During 2013, the following Sub-Accounts were liquidated:
          Dreyfus Small Cap Fund, The Hartford Money Market, and
          JPMorgan U.S. Real Estate Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-Account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century Equity Income Fund                   $26,588,498    $25,298,694
American Century VP Growth Fund                         4,156,852      1,433,775
American Century VP Ultra(R) Fund                          27,069         22,981
American Century VP Balanced Fund                          15,740         35,832
American Century VP International Fund*                    52,425         52,707
American Century Small Cap Value Fund                   1,106,524        376,564
American Century VP Large Company Value Fund               53,087         70,665
American Century Inflation-Adjusted Bond Fund             130,197        170,550
American Century Equity Growth Fund                        12,906         11,619
American Century VP Income & Growth Fund                   18,075          6,367
American Century VP Ultra Fund                              6,640         19,691

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                            $62,244        $35,166
American Century VP Mid Cap Value Fund                     80,042         80,409
Invesco V.I. Small Cap Equity Fund                         78,829         77,891
Invesco V.I. Diversified Dividend Fund                    145,146         13,432
Invesco European Growth Fund                              426,342        386,923
Invesco International Growth Fund                       1,009,663        255,129
Invesco Mid Cap Core Equity Fund                          100,956         69,185
Invesco Small Cap Growth Fund                             498,619        771,129
Invesco Real Estate Fund                                1,768,291      1,428,643
Invesco Small Cap Equity Fund                             247,677        219,029
Invesco Developing Markets Fund                           584,676        833,144
American Century Diversified Bond Fund                     13,835          6,076
American Century Prime Money Market Fund                1,031,742        427,388
Domini Social Equity Fund                                  61,562         21,154
AllianceBernstein Global Bond Fund                         11,217          1,403
AllianceBernstein 2055 Retirement Strategy                  2,394             69
AllianceBernstein 2050 Retirement Strategy                 15,668            456
AllianceBernstein Global Risk Allocation Fund              46,308         28,735
AllianceBernstein VPS Growth and Income Portfolio          61,406         98,394
AllianceBernstein VPS International Growth
 Portfolio                                                137,840        189,961
AllianceBernstein VPS International Value
 Portfolio                                                316,241        262,021
AllianceBernstein VPS Global Value Portfolio               21,692         61,597
AllianceBernstein Growth Fund                               5,376         25,530
AllianceBernstein Discovery Growth Fund                    53,715         33,410
AllianceBernstein Discovery Value Fund                    364,618        232,518
AllianceBernstein Value Fund                                1,801             46
AllianceBernstein 2015 Retirement Strategy                 28,229        173,436
AllianceBernstein 2025 Retirement Strategy                 37,563         49,883
AllianceBernstein 2035 Retirement Strategy                 55,230         13,074
AllianceBernstein 2045 Retirement Strategy                 50,184          8,080
AllianceBernstein High Income Fund                        213,483         48,154
AllianceBernstein 2010 Retirement Strategy                  2,205         35,743
AllianceBernstein 2020 Retirement Strategy                127,568        286,876
AllianceBernstein 2030 Retirement Strategy                108,092        203,446
AllianceBernstein 2040 Retirement Strategy                135,505        194,126
American Funds AMCAP Fund                               1,224,212      1,025,827
American Funds American Balanced Fund                   2,149,143      2,388,731
American Funds Capital Income Builder Fund              6,685,620      6,337,543
American Funds EuroPacific Growth Fund                  8,036,751      5,405,307
American Funds Fundamental Investors Fund               5,371,220      4,434,146
American Funds New Perspective Fund                     1,963,020      1,456,809
American Funds The Bond Fund of America                 1,610,719      2,016,322
American Funds The Growth Fund of America Fund          9,849,338      8,711,606
American Funds The Income Fund of America               4,739,361      4,218,217
American Funds The Investment Company of America        2,937,930      2,768,159
American Funds The New Economy Fund                       960,963        326,486
American Funds Washington Mutual Investors              1,834,526      1,532,465
American Funds American Mutual Fund                     1,698,259      2,228,523
American Funds Capital World Growth & Income Fund       7,162,735      6,004,713

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds SMALLCAP World Fund                       $378,208       $287,226
Ariel Appreciation Fund                                    39,558         16,413
Ariel Fund                                                 50,750         17,021
Artisan Mid Cap Value Fund                              1,058,421        506,542
Ave Maria Opportunity Fund                                 49,849          1,582
Ave Maria Rising Dividend Fund                            704,423        160,815
Ave Maria Growth Fund                                     129,529         67,778
LifePath 2020 Portfolio                                 6,276,884      4,110,919
LifePath 2030 Portfolio                                 7,765,858      4,921,237
LifePath 2040 Portfolio                                 6,264,113      3,001,978
LifePath Retirement Portfolio                           1,675,103      1,660,518
LifePath 2050 Portfolio                                   797,980        340,362
BlackRock LifePath 2025 Fund                              116,367         14,644
BlackRock LifePath 2035 Fund                               34,239          3,376
BlackRock LifePath 2045 Fund                               36,262          3,679
BlackRock LifePath 2055 Fund                               21,403             72
Baron Small Cap Fund                                      531,250        187,154
BlackRock U.S. Government Bond Portfolio                   53,398         47,485
BlackRock Equity Dividend Fund                          1,845,092        874,981
BlackRock Capital Appreciation Fund                       581,351      1,815,189
BlackRock Flexible Equity Fund                             59,246         44,937
Calvert VP SRI Balanced Portfolio                          46,652         21,395
Calvert Equity Portfolio                                1,704,046      1,848,464
Calvert Bond Portfolio                                    916,902      1,009,971
Calvert Income Fund                                       409,586        427,023
Columbia Contrarian Core Fund                             555,285        445,866
Columbia Marsico 21st Century Fund                         63,360         83,640
Columbia Small Cap Value I Fund                            62,973         46,915
Columbia Marsico International Opportunities Fund             170          2,340
Columbia Mid Cap Value Fund                               315,463        411,498
Columbia Acorn Fund                                       988,152        620,060
Columbia Marsico Growth VS Fund                           251,905        180,773
CRM Mid Cap Value Fund                                     56,311         54,757
Columbia Small Cap Core Fund                               52,022        256,329
Calamos International Growth Fund                             548              2
Davis Financial Fund                                       39,121         34,036
Davis New York Venture Fund                             2,324,551      1,709,887
Davis Opportunity Fund                                     69,566         59,265
Delaware Diversified Income Fund                          123,256          4,009
Delaware Extended Duration Bond Fund                          211              1
Dreyfus Bond Market Index Fund                          2,680,873      1,523,094
Dreyfus VIF Appreciation Portfolio                          2,720         71,599
Dreyfus International Stock Index Fund                    138,707          4,014
Dreyfus MidCap Index Fund                               2,767,512      1,590,195
Dreyfus SmallCap Stock Index Fund                       1,569,145        717,478
Dreyfus Small Cap Fund*                                        --         29,353
Dreyfus VIF Growth and Income Portfolio                       337             17
Dreyfus VIF Quality Bond Portfolio                         26,979        275,244
Dreyfus Socially Responsible Growth Fund, Inc.              9,732             14

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                             $3,411,952     $1,890,271
Dreyfus Intermediate Term Income Fund                     438,765      1,951,578
Eaton Vance Large-Cap Value Fund                        1,998,535      2,001,652
Eaton Vance Dividend Builder Fund                         242,804        335,475
Eaton Vance Worldwide Health Sciences Fund                290,564        309,105
Eaton Vance Income Fund of Boston                         764,680        635,313
Eaton Vance Balanced Fund                                  26,021         52,019
Eaton Vance Atlanta Capital SMID-Cap Fund                 236,798         88,502
Wells Fargo Advantage Asset Allocation Fund               213,542        195,324
Wells Fargo Advantage Emerging Markets Equity
 Fund                                                     932,965        467,201
Wells Fargo Advantage Utility & Telecommunication
 Fund                                                      23,756         14,817
Alger Capital Appreciation Institutional Fund           2,617,904      1,468,654
Alger Mid Cap Growth Institutional Fund                   238,575        467,238
Alger Small Cap Growth Institutional Fund                 165,285         93,466
Nuveen Mid Cap Index Fund                               1,138,584        664,483
Nuveen Small Cap Index Fund                                42,581         90,859
Nuveen Equity Index Fund                                  493,276        320,255
Nuveen Mid Cap Growth Opportunities Fund                  120,375        165,449
Nuveen Small Cap Select Fund                                2,417         37,362
Nuveen Santa Barbara Dividend Growth Fund                     539              2
Fidelity Advisor Equity Growth Fund                        52,604         76,983
Fidelity Advisor Value Strategies Fund                     82,704        129,597
Fidelity Advisor Leveraged Company Stock Fund           1,472,375      1,053,476
Federated Equity Income Fund, Inc.*                        32,932         21,126
Federated Fund for U.S. Government Securities
 Fund                                                     161,341        162,685
Federated MDT Mid Cap Growth Strategies Fund*              15,227          3,878
Federated High Income Bond Fund                             1,870             76
Federated Kaufman Fund                                  2,078,513      1,722,316
Federated Short-Term Income Fund                            2,983         60,927
Federated Total Return Bond Fund                          191,612        314,385
Federated International Leaders Fund                          129              3
Fidelity VIP Growth Opportunities Portfolio                34,212         47,729
Fidelity VIP Overseas Portfolio                            74,523          1,172
Fidelity VIP Value Strategies Portfolio                   237,578        117,315
Fidelity VIP Balanced Portfolio                           772,472        193,227
Fidelity VIP Growth & Income Portfolio                    159,751        106,456
Fidelity VIP Freedom 2020 Portfolio                        36,404            193
Fidelity VIP Freedom 2030 Portfolio                       618,438        271,584
Fidelity VIP Freedom 2015 Portfolio                         5,882        164,119
Fidelity VIP Freedom 2025 Portfolio                       150,931            231
Fidelity Stock Selector All Cap Fund                          278          2,586
Templeton Global Opportunities Trust                       80,908        100,404
Templeton Developing Markets Trust                        408,313        512,613
Franklin High Income Fund                                 519,919        288,531
Franklin Strategic Income Fund                          2,178,520      1,853,163
Templeton Global Bond Fund                              1,835,263      1,609,471
Franklin U.S. Government Securities Fund                  694,463      1,308,281
Franklin Small Cap Value Fund                           1,042,429        799,649
Mutual Global Discovery Fund                            4,290,730      4,481,826

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Templeton Growth Fund                                  $1,128,312     $1,050,674
Franklin Income Fund                                    3,178,582      2,538,783
Franklin Growth Fund                                    1,527,569        557,270
Franklin Total Return Fund                                139,570        141,062
Franklin Balance Sheet Investment Fund                    542,095        346,469
Mutual Beacon Fund                                        223,121        271,925
Franklin Mutual Shares Fund                               818,912      2,043,568
Franklin Small-Mid Cap Growth Fund                      6,332,654      6,348,488
Franklin Templeton Conservative Allocation Fund           772,770        926,190
Franklin Templeton Growth Allocation Fund               1,536,866      1,123,317
Franklin Templeton Moderate Allocation Fund             2,513,233      1,967,372
Templeton Foreign Fund                                 15,235,087     14,738,374
Franklin Small-Mid Cap Growth Securities Fund              69,642         40,437
Highland Premier Growth Equity*                             2,230         24,744
Goldman Sachs Income Builder Fund                          54,349         80,266
Goldman Sachs Capital Growth Fund                           1,994         16,055
Goldman Sachs Core Fixed Income Fund                       36,876         40,665
Goldman Sachs U.S. Equity Insights Fund*                       62             11
Goldman Sachs Government Income Fund                      381,822        830,453
Goldman Sachs Growth & Income Fund                         24,556         99,012
Goldman Sachs Growth Opportunities Fund                   221,972        160,440
Goldman Sachs Concentrated International Equity
 Fund                                                       3,022          6,316
Goldman Sachs Mid Cap Value Fund                        1,343,219        923,642
Goldman Sachs Small Cap Value Fund                      1,749,632      1,204,702
Goldman Sachs Strategic Growth Fund                        19,002         28,051
Goldman Sachs High Yield Fund                           1,542,950        893,942
Goldman Sachs Large Cap Value Fund                        190,081        225,302
Goldman Sachs Small/Mid Cap Growth Fund                   259,124        223,525
Goldman Sachs Satellite Strategies Portfolio                  192              3
John Hancock Small Cap Equity Fund                        295,438        817,097
Frost Value Equity Fund*                                   11,309          9,821
Hartford Balanced HLS Fund                                543,839      1,354,680
Hartford Total Return Bond HLS Fund                    10,570,288     11,708,015
Hartford Capital Appreciation HLS Fund                  2,497,069      8,055,984
Hartford Dividend and Growth HLS Fund                  20,256,050     20,899,615
Hartford Global Research HLS Fund                         174,727        555,702
Hartford Healthcare HLS Fund                            1,598,407      1,145,378
Hartford Global Growth HLS Fund                            41,917         27,633
Hartford Growth HLS Fund                                  217,100        198,731
Hartford Growth Opportunities HLS Fund                  1,456,371      1,294,380
Hartford Index HLS Fund                                 2,553,291      4,235,020
Hartford International Opportunities HLS Fund             128,390        289,432
Hartford MidCap HLS Fund                               17,490,540     16,758,472
Hartford Ultrashort Bond Fund*                          3,322,499      6,149,801
Hartford Small Company HLS Fund                         6,124,486      5,402,746
Hartford SmallCap Growth HLS Fund                         274,000        127,505
Hartford Stock HLS Fund                                   328,246        755,729
Hartford U.S. Government Securities HLS Fund               95,765        611,426
Hartford Value HLS Fund                                   210,683        368,437

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
The Hartford Checks and Balances Fund                    $388,085       $622,293
Hartford High Yield                                        13,894             47
The Hartford Target Retirement 2010 Fund                  431,082        512,640
The Hartford Target Retirement 2020 Fund                1,847,925      2,050,334
The Hartford Target Retirement 2030 Fund                2,137,887      2,165,817
The Hartford Dividend and Growth Fund                     527,838        870,039
The Hartford International Opportunities Fund              80,072         20,043
The Hartford MidCap Fund                                  175,345        110,350
The Hartford Small Company Fund                           414,755        180,719
The Hartford Total Return Bond Fund                       129,685        139,373
The Hartford Healthcare Fund                               37,359         64,213
The Hartford Growth Opportunities Fund                     67,779        142,352
The Hartford Balanced Allocation Fund                   1,075,008      1,248,568
The Hartford Conservative Allocation Fund                 307,584      1,026,321
The Hartford Capital Appreciation Fund                  3,292,263      3,145,115
The Hartford Growth Allocation Fund                       927,465      1,228,732
The Hartford Money Market*                                583,739      2,580,703
The Hartford Inflation Plus Fund                          375,855      1,460,323
The Hartford Value Fund                                     3,770            690
The Hartford Equity Income Fund                           391,374        269,964
The Hartford Target Retirement 2015 Fund                  620,349        944,833
The Hartford Target Retirement 2025 Fund                1,622,860        984,055
The Hartford Target Retirement 2035 Fund                  977,297        538,160
The Hartford Target Retirement 2040 Fund                  766,239        468,453
The Hartford Target Retirement 2045 Fund                  596,345        249,632
The Hartford Target Retirement 2050 Fund                  430,936        301,911
The Hartford Balanced Income Fund                         126,417         75,491
The Hartford International Small Company Fund               9,274          1,711
The Hartford MidCap Value Fund                             32,679             81
The Hartford Global All-Asset Fund                          2,788             24
Hotchkis and Wiley Large Cap Value Fund                    68,106         82,412
Invesco V.I. Technology Fund                                9,416        150,102
Invesco Technology Fund                                   114,960        216,476
Ivy Global Natural Resources Fund                         670,193        516,289
Ivy Large Cap Growth Fund                                 339,068      1,215,454
Ivy Science & Technology Fund                             846,242        315,029
Ivy Asset Strategy Fund                                   626,603        484,786
Janus Aspen Forty Portfolio                                73,958        181,340
Janus Aspen Global Research Portfolio*                    184,753         73,885
Janus Aspen Enterprise Portfolio                            1,537         31,101
Janus Aspen Balanced Portfolio                             86,454         35,576
Janus Aspen Overseas Portfolio                             23,257         39,816
Janus Flexible Bond Fund                                    5,206         24,645
Janus Forty Fund                                        2,513,352      3,303,341
Janus Balanced Fund                                       311,104        353,523
Janus Enterprise Fund                                     275,482        440,006
Janus Overseas Fund                                     1,320,329      4,820,941
Janus Global Research Fund*                                81,664        322,504
Perkins Mid Cap Value Fund                                485,669        794,715

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Prudential Jennison Natural Resources Fund, Inc.          $35,561            $46
Prudential Jennison Mid-Cap Growth Fund, Inc.             790,136        701,985
Prudential Jennison 20/20 Focus Fund                      185,508        102,137
JPMorgan Core Bond Fund                                   376,818        229,267
JPMorgan Small Cap Equity Fund                             80,458        289,018
JPMorgan Small Cap Growth Fund                            375,039        730,767
JPMorgan Small Cap Value Fund                             159,552        122,937
JPMorgan U.S. Real Estate Fund*                            73,157        261,162
JPMorgan U.S. Equity Fund                                 418,087        102,259
JPMorgan SmartRetirement 2010 Fund                        215,858         77,417
JPMorgan SmartRetirement 2015 Fund                        853,542        312,266
JPMorgan SmartRetirement 2020 Fund                        727,594        163,439
JPMorgan SmartRetirement 2025 Fund                        724,705        179,894
JPMorgan SmartRetirement 2030 Fund                      1,060,922         97,584
JPMorgan SmartRetirement 2035 Fund                        507,652         47,075
JPMorgan SmartRetirement 2040 Fund                        731,016        224,203
JPMorgan SmartRetirement 2045 Fund                        277,095         29,331
JPMorgan SmartRetirement 2050 Fund                        513,992        128,516
JPMorgan SmartRetirement Income Fund                      117,295         13,099
JPMorgan SmartRetirement 2055 Fund                         35,296            995
JPMorgan Prime Money Market Fund                        1,386,704      1,153,955
Keeley Small Cap Value Fund                               502,163        543,337
Loomis Sayles Bond Fund                                   329,020        236,555
LKCM Aquinas Growth Fund                                  143,187         23,867
LKCM Aquinas Value Fund                                   121,572         12,414
Lord Abbett Affiliated Fund                               210,869        297,498
Lord Abbett Fundamental Equity Fund                     1,777,029      1,356,512
Lord Abbett Bond Debenture Fund                           877,635        633,372
Lord Abbett Growth Opportunities Fund                      97,494         59,566
Lord Abbett Calibrated Dividend Growth Fund*              237,871        322,311
Lord Abbett Total Return Fund                             169,187        228,479
Lord Abbett Developing Growth Fund, Inc.                1,062,230        533,177
Lord Abbett International Core Equity Fund                339,307        312,749
Lord Abbett Value Opportunities Fund*                   4,138,351      3,438,185
Legg Mason Capital Management Value Trust, Inc.            20,769         25,234
BMO Mid-Cap Value Fund                                    214,292         40,843
MFS Emerging Markets Equity Fund                          184,983        231,418
Massachusetts Investors Growth Stock Fund               3,287,175      3,616,966
MFS High Income Fund                                      381,298        497,158
MFS International New Discovery Fund                       86,441         87,952
MFS Mid Cap Growth Fund                                   126,172        209,326
MFS New Discovery Fund                                    363,404        127,787
MFS Research International Fund                         1,124,557        799,047
MFS Total Return Fund                                     578,078        369,929
MFS Utilities Fund                                      1,868,851      3,393,840
MFS Value Fund                                          2,437,905      2,361,450
MFS Research Bond Fund                                     99,967         84,874
MFS Massachusetts Investors Trust                         431,914        269,102
MFS International Growth Fund                              55,355         26,123

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
MFS Core Equity Fund                                     $126,912       $117,660
MFS Government Securities Fund                          2,038,879      1,442,950
MFS International Value Fund                            1,421,104        458,287
MFS Technology Fund                                        16,367         20,847
MFS Core Equity Series                                        134             93
MFS Investors Growth Stock Series                          26,452            229
MFS Utilities Series                                      102,422         34,587
MFS Growth Fund                                         2,013,719        191,615
MFS High Yield Portfolio*                                 167,113        131,735
BlackRock Global Allocation Fund                        3,631,256      2,996,892
BlackRock Large Cap Core Fund                              58,450         42,341
BlackRock Value Opportunities Fund                          7,624          1,723
BlackRock Small Cap Growth Fund                           304,425        209,534
BlackRock Mid Cap Value Opportunities Fund                863,279        907,188
BlackRock International Opportunities Portfolio           328,859        745,304
BlackRock Mid Cap Growth Equity Portfolio                  68,562         14,051
Munder MidCap Core Growth Fund                            540,005        286,649
Neuberger Berman Socially Responsive Fund                 633,736        209,695
Nuveen Tradewinds International Value Fund                  4,684         18,188
Oakmark International Small Cap Fund                       76,818         91,145
The Oakmark Equity and Income Fund                      2,997,486        936,710
Oppenheimer Capital Appreciation Fund                     191,004        802,046
Oppenheimer Global Fund                                 1,237,122      1,499,499
Oppenheimer International Growth Fund                   3,468,884        446,967
Oppenheimer Main Street Fund                               91,584         77,392
Oppenheimer Global Strategic Income Fund                  285,372        210,845
Oppenheimer Main Street Small- & Mid-Cap Fund             548,537        567,633
Oppenheimer Developing Markets Fund                     1,429,688        950,207
Oppenheimer Equity Fund*                                   29,503          4,876
Oppenheimer Capital Income Fund                               638            539
Oppenheimer International Bond Fund                     2,469,788      2,849,547
Oppenheimer Small- & Mid-Cap Value Fund                   187,173        283,801
Oppenheimer Main Street Opportunity Fund                  176,516        177,323
Oppenheimer Gold & Special Minerals Fund                  620,144        488,351
Oppenheimer Real Estate Fund                            1,014,718        642,425
Oppenheimer Equity Income Fund                            185,649          6,236
Oppenheimer International Diversified Fund                 59,325         15,304
Putnam Global Equity Fund                                   2,709         25,613
Putnam VT High Yield Fund                                 181,386        482,631
Putnam VT International Growth Fund                        16,787            930
Putnam VT Multi-Cap Growth Fund                            29,035         91,039
Putnam Small Cap Value Fund                               122,688         74,550
Pioneer Disciplined Value Fund*                            74,933         40,929
Pioneer Emerging Markets Fund                             918,287        803,962
Pioneer Oak Ridge Small Cap Growth Fund                   322,340        241,028
Pioneer Fundamental Growth Fund                            11,229             10
AllianzGI NFJ International Value Fund*                    40,559            360
AllianzGI NFJ Small-Cap Value Fund*                     1,105,569        891,538
AllianzGI NFJ Dividend Value Fund*                      1,839,254      1,376,591

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Managers Cadence Mid-Cap Fund                              $9,222        $15,626
PIMCO Total Return Fund                                12,466,948     12,581,168
PIMCO Emerging Markets Bond Fund                          609,890        648,099
PIMCO Real Return Fund                                  7,553,976      4,098,671
Pioneer Fund                                              245,215        575,827
Pioneer High Yield Fund                                 1,237,710      1,258,335
Pioneer Strategic Income Fund                           1,351,220        919,502
Pioneer Mid Cap Value Fund                                537,006        699,031
Pioneer Select Mid Cap Growth Fund*                        52,781         48,997
PIMCO Total Return III Fund                                48,779         89,338
Putnam Equity Income Fund                                 299,782         93,983
Putnam High Yield Advantage Fund                          683,807        534,175
Putnam International Equity Fund                           39,901        107,277
Putnam Investors Fund                                       1,252            485
Putnam Multi-Cap Growth Fund                                5,701          4,641
Putnam International Capital Opportunities Fund           481,505        314,204
Putnam Small Cap Growth Fund                              223,630        191,697
Royce Total Return Fund                                   175,316         93,750
Royce Value Plus Fund                                     219,226        242,884
Royce Value Fund                                          262,330        252,685
RS Value Fund                                             319,859         31,617
Columbia Diversified Equity Income Fund                    48,953         82,403
Columbia Mid Cap Value Opportunity Fund                   163,981        128,490
Columbia Multi-Advisor Small Cap Value Fund                 4,546          1,425
RidgeWorth Small Cap Value Equity Fund                  1,045,872      1,397,120
RidgeWorth Mid-Cap Value Equity Fund                      459,905        207,522
RidgeWorth Total Return Bond Fund                         236,316        401,810
RidgeWorth Large Cap Value Equity Fund                     13,331            179
DWS RREEF Real Estate Securities Fund                       4,197            129
DWS Equity Dividend Fund                                  212,654        343,208
DWS Enhanced Emerging Markets Fixed Income Fund            16,713         11,327
SSGA S&P 500 Index Fund                                   196,282        147,314
DWS Core Equity VIP*                                       26,486            797
DWS Global Growth Fund*                                     4,387         29,732
Legg Mason ClearBridge Appreciation Fund                  246,861         94,136
Legg Mason ClearBridge Aggressive Growth Fund              84,461         20,010
Legg Mason Partners ClearBridge Fundamental Value
 Fund                                                      13,250             81
Legg Mason ClearBridge Mid Cap Core Fund                  162,144         86,226
Legg Mason ClearBridge Small Cap Growth Fund              958,226        258,257
Thornburg International Value Fund                      1,691,683      2,597,183
Thornburg Value Fund                                      234,866        220,127
Thornburg Core Growth Fund                                437,421        335,684
Timothy Plan Large/Mid Cap Value Fund                     127,293         15,082
UBS Dynamic Alpha Fund                                          1          2,638
T. Rowe Price Growth Stock Fund                         2,134,986      1,471,171
T. Rowe Price Equity-Income Fund                          370,863        438,760
T. Rowe Price Retirement 2010 Fund                        882,186      1,279,616
T. Rowe Price Retirement 2020 Fund                      4,539,925      4,156,853
T. Rowe Price Retirement 2030 Fund                      3,110,306      3,473,691

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
T. Rowe Price Retirement 2040 Fund                     $1,761,671     $1,309,757
T. Rowe Price Retirement 2050 Fund                        756,607        603,779
T. Rowe Price Retirement Income Fund                      176,483        195,231
UBS Global Allocation Fund                                    352             22
Vanguard Small-Cap Index Fund                           3,845,055      3,237,564
Vanguard Mid-Cap Index Fund                             1,484,953      1,114,516
Vanguard Total Bond Market Index Fund                   1,374,488      1,037,674
Vanguard Total Stock Market Index Fund                  1,351,103        940,421
Victory Diversified Stock Fund                            239,979        429,446
Victory Special Value Fund                                267,040        437,267
Victory Small Company Opportunity Fund                    973,548        690,292
Victory Established Value Fund                            365,604        174,029
Invesco Small Cap Discovery Fund                          967,181        732,733
Invesco Comstock Fund                                   1,072,192      1,540,198
Invesco Equity and Income Fund                          5,039,004      7,208,998
Invesco Growth and Income Fund                          1,078,319        894,807
Invesco Mid Cap Growth Fund                               411,940        357,297
Invesco U.S. Mortgage Fund                                    643            940
Invesco Small Cap Value Fund                              614,668        341,170
Invesco American Value Fund                               511,963         80,703
Morgan Stanley Institutional Opportunity
 Portfolio                                                 28,680         11,107
Invesco Value Opportunities Fund                           27,408         57,306
Invesco Diversified Dividend Fund                         193,067        393,962
Invesco American Franchise Fund*                        1,003,861      1,007,341
Invesco Global Core Equity Fund                             8,575          2,915
Vanguard 500 Index Fund                                 2,962,758      2,320,420
Wells Fargo Advantage International Equity Fund            11,137         12,742
Wells Fargo Advantage Core Bond Fund                       42,121         39,679
Columbia Seligman Communications and Information
 Fund                                                      91,933        114,529
Columbia Seligman Global Technology Fund                   53,650         46,336
TIAA-CREF Large Cap Value Index Fund                        1,569             43
TIAA-CREF Large Cap Growth Fund                            43,298         32,416
TIAA-CREF Equity Index Fund                                37,923         32,750
American Century Heritage Fund*                           830,881        828,240
Legg Mason Partners ClearBridge Small Cap Value
 Fund                                                       4,989         35,736
Life Points Balanced Strategy Fund                         52,436         21,366
Life Points Conservative Strategy Fund                     10,331          8,901
Life Points Growth Strategy Fund                          319,596         43,729
Life Points Moderate Strategy Fund                        247,100         52,454

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century Equity Income Fund   1,787,515   1,126,382         661,133
American Century VP Growth Fund         217,862      92,623         125,239
American Century VP Ultra(R) Fund         1,627       1,807            (180)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced Fund           817       2,559          (1,742)
American Century VP International
 Fund*                                    4,505       4,505              --
American Century Small Cap Value
 Fund                                    36,318      22,804          13,514
American Century VP Large Company
 Value Fund                               5,118       6,997          (1,879)
American Century Inflation-Adjusted
 Bond Fund                                9,858      12,851          (2,993)
American Century Equity Growth Fund         704         807            (103)
American Century VP Income & Growth
 Fund                                     1,041         424             617
American Century VP Ultra Fund              326       1,210            (884)
American Century VP Value Fund            4,197       2,565           1,632
American Century VP Mid Cap Value
 Fund                                     4,218       4,930            (712)
Invesco V.I. Small Cap Equity Fund        6,155       5,922             233
Invesco V.I. Diversified Dividend
 Fund                                    11,084         968          10,116
Invesco European Growth Fund             41,236      38,217           3,019
Invesco International Growth Fund        94,053      23,657          70,396
Invesco Mid Cap Core Equity Fund          5,308       4,753             555
Invesco Small Cap Growth Fund            24,205      45,017         (20,812)
Invesco Real Estate Fund                 59,472      67,524          (8,052)
Invesco Small Cap Equity Fund            15,700      16,912          (1,212)
Invesco Developing Markets Fund          43,327      63,585         (20,258)
American Century Diversified Bond
 Fund                                     1,131         514             617
American Century Prime Money Market
 Fund                                   105,146      44,005          61,141
Domini Social Equity Fund                 4,322       1,593           2,729
AllianceBernstein Global Bond Fund        1,004         120             884
AllianceBernstein 2055 Retirement
 Strategy                                   180           4             176
AllianceBernstein 2050 Retirement
 Strategy                                 1,099          18           1,081
AllianceBernstein Global Risk
 Allocation Fund                          3,178       1,985           1,193
AllianceBernstein VPS Growth and
 Income Portfolio                         4,996       8,379          (3,383)
AllianceBernstein VPS International
 Growth Portfolio                        14,670      18,642          (3,972)
AllianceBernstein VPS International
 Value Portfolio                         28,645      30,060          (1,415)
AllianceBernstein VPS Global Value
 Portfolio                                2,256       6,759          (4,503)
AllianceBernstein Growth Fund               475       2,093          (1,618)
AllianceBernstein Discovery Growth
 Fund                                     2,657       1,892             765
AllianceBernstein Discovery Value
 Fund                                    19,073      15,500           3,573
AllianceBernstein Value Fund                204           2             202
AllianceBernstein 2015 Retirement
 Strategy                                 1,344       8,808          (7,464)
AllianceBernstein 2025 Retirement
 Strategy                                 1,585       2,284            (699)
AllianceBernstein 2035 Retirement
 Strategy                                 2,434         577           1,857
AllianceBernstein 2045 Retirement
 Strategy                                 2,269         374           1,895
AllianceBernstein High Income Fund       16,070       3,918          12,152
AllianceBernstein 2010 Retirement
 Strategy                                    77       1,800          (1,723)
AllianceBernstein 2020 Retirement
 Strategy                                 5,859      13,723          (7,864)
AllianceBernstein 2030 Retirement
 Strategy                                 4,692       8,959          (4,267)
AllianceBernstein 2040 Retirement
 Strategy                                 6,250       8,562          (2,312)
American Funds AMCAP Fund                74,260      76,646          (2,386)
American Funds American Balanced
 Fund                                   158,491     175,484         (16,993)
American Funds Capital Income
 Builder Fund                           542,600     531,173          11,427
American Funds EuroPacific Growth
 Fund                                   489,455     318,872         170,583
American Funds Fundamental
 Investors Fund                         406,063     343,864          62,199
American Funds New Perspective Fund     129,708     109,505          20,203

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Funds The Bond Fund of
 America                                132,147     171,054         (38,907)
American Funds The Growth Fund of
 America Fund                           506,720     559,400         (52,680)
American Funds The Income Fund of
 America                                366,437     342,077          24,360
American Funds The Investment
 Company of America                     198,162     232,127         (33,965)
American Funds The New Economy Fund      59,224      22,414          36,810
American Funds Washington Mutual
 Investors                              134,402     120,950          13,452
American Funds American Mutual Fund     123,285     177,528         (54,243)
American Funds Capital World Growth
 & Income Fund                          435,952     366,887          69,065
American Funds SMALLCAP World Fund       29,396      20,676           8,720
Ariel Appreciation Fund                   1,827       1,000             827
Ariel Fund                                3,608       1,153           2,455
Artisan Mid Cap Value Fund               25,594      18,226           7,368
Ave Maria Opportunity Fund                3,486          84           3,402
Ave Maria Rising Dividend Fund           42,390       9,863          32,527
Ave Maria Growth Fund                     7,761       4,095           3,666
LifePath 2020 Portfolio                 331,165     296,877          34,288
LifePath 2030 Portfolio                 470,076     397,478          72,598
LifePath 2040 Portfolio                 369,857     239,164         130,693
LifePath Retirement Portfolio            93,079     122,948         (29,869)
LifePath 2050 Portfolio                  50,498      24,135          26,363
BlackRock LifePath 2025 Fund             10,057       1,227           8,830
BlackRock LifePath 2035 Fund              2,838         273           2,565
BlackRock LifePath 2045 Fund              2,898         288           2,610
BlackRock LifePath 2055 Fund              1,675           3           1,672
Baron Small Cap Fund                     21,594       9,285          12,309
BlackRock U.S. Government Bond
 Portfolio                                4,522       4,417             105
BlackRock Equity Dividend Fund           76,861      37,535          39,326
BlackRock Capital Appreciation Fund      24,583      78,915         (54,332)
BlackRock Flexible Equity Fund            2,453       1,797             656
Calvert VP SRI Balanced Portfolio           148       1,578          (1,430)
Calvert Equity Portfolio                 91,410     111,557         (20,147)
Calvert Bond Portfolio                   68,442      78,580         (10,138)
Calvert Income Fund                      33,654      36,749          (3,095)
Columbia Contrarian Core Fund            19,601      16,753           2,848
Columbia Marsico 21st Century Fund        3,095       4,112          (1,017)
Columbia Small Cap Value I Fund           1,916       1,789             127
Columbia Marsico International
 Opportunities Fund                          --         188            (188)
Columbia Mid Cap Value Fund              19,990      37,412         (17,422)
Columbia Acorn Fund                      28,436      21,132           7,304
Columbia Marsico Growth VS Fund           9,186      14,162          (4,976)
CRM Mid Cap Value Fund                    1,534       3,492          (1,958)
Columbia Small Cap Core Fund              2,729      17,598         (14,869)
Calamos International Growth Fund            52          --              52
Davis Financial Fund                      3,658       3,247             411
Davis New York Venture Fund              99,188     103,389          (4,201)
Davis Opportunity Fund                    6,463       5,006           1,457
Delaware Diversified Income Fund         11,611         324          11,287
Delaware Extended Duration Bond
 Fund                                        18          --              18
Dreyfus Bond Market Index Fund          202,550     125,154          77,396

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio          167       5,140          (4,973)
Dreyfus International Stock Index
 Fund                                    10,715         344          10,371
Dreyfus MidCap Index Fund               127,303      90,329          36,974
Dreyfus SmallCap Stock Index Fund        76,178      40,107          36,071
Dreyfus Small Cap Fund*                      --       2,797          (2,797)
Dreyfus VIF Growth and Income
 Portfolio                                   23          --              23
Dreyfus VIF Quality Bond Portfolio        1,632      20,202         (18,570)
Dreyfus Socially Responsible Growth
 Fund, Inc.                                 623          --             623
Dreyfus S&P 500 Index Fund              248,704     150,964          97,740
Dreyfus Intermediate Term Income
 Fund                                    29,798     150,371        (120,573)
Eaton Vance Large-Cap Value Fund        140,668     178,462         (37,794)
Eaton Vance Dividend Builder Fund        19,822      30,606         (10,784)
Eaton Vance Worldwide Health
 Sciences Fund                           14,349      18,536          (4,187)
Eaton Vance Income Fund of Boston        44,618      41,546           3,072
Eaton Vance Balanced Fund                 1,341       2,639          (1,298)
Eaton Vance Atlanta Capital
 SMID-Cap Fund                           18,389       6,976          11,413
Wells Fargo Advantage Asset
 Allocation Fund                         17,414      15,444           1,970
Wells Fargo Advantage Emerging
 Markets Equity Fund                     42,926      20,846          22,080
Wells Fargo Advantage Utility &
 Telecommunication Fund                   1,208         775             433
Alger Capital Appreciation
 Institutional Fund                     118,322      92,705          25,617
Alger Mid Cap Growth Institutional
 Fund                                    20,341      35,278         (14,937)
Alger Small Cap Growth
 Institutional Fund                       9,327       6,728           2,599
Nuveen Mid Cap Index Fund                64,039      40,748          23,291
Nuveen Small Cap Index Fund               3,131       7,111          (3,980)
Nuveen Equity Index Fund                 27,575      19,669           7,906
Nuveen Mid Cap Growth Opportunities
 Fund                                     3,196       9,774          (6,578)
Nuveen Small Cap Select Fund                 61       2,631          (2,570)
Nuveen Santa Barbara Dividend
 Growth Fund                                 47          --              47
Fidelity Advisor Equity Growth Fund       4,328       6,995          (2,667)
Fidelity Advisor Value Strategies
 Fund                                     3,762       5,981          (2,219)
Fidelity Advisor Leveraged Company
 Stock Fund                             122,090      86,875          35,215
Federated Equity Income Fund, Inc.*       2,133       1,762             371
Federated Fund for U.S. Government
 Securities Fund                         12,688      13,060            (372)
Federated MDT Mid Cap Growth
 Strategies Fund*                           599         276             323
Federated High Income Bond Fund              97           1              96
Federated Kaufman Fund                  127,028     138,393         (11,365)
Federated Short-Term Income Fund             51       4,522          (4,471)
Federated Total Return Bond Fund          7,675      21,149         (13,474)
Federated International Leaders
 Fund                                         9          --               9
Fidelity VIP Growth Opportunities
 Portfolio                                2,398       2,872            (474)
Fidelity VIP Overseas Portfolio           6,162          60           6,102
Fidelity VIP Value Strategies
 Portfolio                               17,677       8,028           9,649
Fidelity VIP Balanced Portfolio          51,684      13,338          38,346
Fidelity VIP Growth & Income
 Portfolio                               11,565       8,446           3,119
Fidelity VIP Freedom 2020 Portfolio       1,740          --           1,740
Fidelity VIP Freedom 2030 Portfolio      28,417      11,920          16,497
Fidelity VIP Freedom 2015 Portfolio         162       8,463          (8,301)
Fidelity VIP Freedom 2025 Portfolio       6,592           1           6,591
Fidelity Stock Selector All Cap
 Fund                                        10         207            (197)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Opportunities
 Trust                                    4,135       5,148          (1,013)
Templeton Developing Markets Trust       35,149      40,258          (5,109)
Franklin High Income Fund                29,825      17,851          11,974
Franklin Strategic Income Fund          137,738     128,613           9,125
Templeton Global Bond Fund               99,913      92,705           7,208
Franklin U.S. Government Securities
 Fund                                    52,452     101,524         (49,072)
Franklin Small Cap Value Fund            50,602      43,301           7,301
Mutual Global Discovery Fund            296,941     373,885         (76,944)
Templeton Growth Fund                    79,235      83,127          (3,892)
Franklin Income Fund                    205,785     186,274          19,511
Franklin Growth Fund                    110,520      38,521          71,999
Franklin Total Return Fund                9,291      10,052            (761)
Franklin Balance Sheet Investment
 Fund                                     9,170      15,389          (6,219)
Mutual Beacon Fund                       18,196      22,368          (4,172)
Franklin Mutual Shares Fund              56,432     115,451         (59,019)
Franklin Small-Mid Cap Growth Fund      539,182     528,040          11,142
Franklin Templeton Conservative
 Allocation Fund                         48,226      71,390         (23,164)
Franklin Templeton Growth
 Allocation Fund                        104,346      87,298          17,048
Franklin Templeton Moderate
 Allocation Fund                        167,230     155,456          11,774
Templeton Foreign Fund                1,049,099     747,936         301,163
Franklin Small-Mid Cap Growth
 Securities Fund                          3,956       2,680           1,276
Highland Premier Growth Equity*              94       1,944          (1,850)
Goldman Sachs Income Builder Fund         2,248       5,022          (2,774)
Goldman Sachs Capital Growth Fund            58       1,196          (1,138)
Goldman Sachs Core Fixed Income
 Fund                                     2,829       3,166            (337)
Goldman Sachs U.S. Equity Insights
 Fund*                                        4          --               4
Goldman Sachs Government Income
 Fund                                    27,576      64,839         (37,263)
Goldman Sachs Growth & Income Fund        1,980       9,112          (7,132)
Goldman Sachs Growth Opportunities
 Fund                                    12,101       9,901           2,200
Goldman Sachs Concentrated
 International Equity Fund                  322         632            (310)
Goldman Sachs Mid Cap Value Fund         28,011      32,328          (4,317)
Goldman Sachs Small Cap Value Fund       99,442      83,074          16,368
Goldman Sachs Strategic Growth Fund       1,575       2,253            (678)
Goldman Sachs High Yield Fund            70,720      54,146          16,574
Goldman Sachs Large Cap Value Fund       18,285      21,027          (2,742)
Goldman Sachs Small/Mid Cap Growth
 Fund                                     8,033       8,130             (97)
Goldman Sachs Satellite Strategies
 Portfolio                                   16          --              16
John Hancock Small Cap Equity Fund       18,082      49,856         (31,774)
Frost Value Equity Fund*                    731         745             (14)
Hartford Balanced HLS Fund               31,847     112,730         (80,883)
Hartford Total Return Bond HLS Fund     609,222     735,624        (126,402)
Hartford Capital Appreciation HLS
 Fund                                    90,945     303,043        (212,098)
Hartford Dividend and Growth HLS
 Fund                                 1,487,182   1,474,609          12,573
Hartford Global Research HLS Fund        13,240      44,295         (31,055)
Hartford Healthcare HLS Fund             75,118      44,580          30,538
Hartford Global Growth HLS Fund           3,958       2,290           1,668
Hartford Growth HLS Fund                 15,767      14,470           1,297
Hartford Growth Opportunities HLS
 Fund                                   115,147     100,291          14,856
Hartford Index HLS Fund                 215,255     794,257        (579,002)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford International
 Opportunities HLS Fund                   8,650      22,729         (14,079)
Hartford MidCap HLS Fund                614,670     639,254         (24,584)
Hartford Ultrashort Bond Fund*          425,773     708,587        (282,814)
Hartford Small Company HLS Fund         619,831   1,242,908        (623,077)
Hartford SmallCap Growth HLS Fund        13,312       7,221           6,091
Hartford Stock HLS Fund                  15,535      45,920         (30,385)
Hartford U.S. Government Securities
 HLS Fund                                 5,999      54,873         (48,874)
Hartford Value HLS Fund                  12,608      25,080         (12,472)
The Hartford Checks and Balances
 Fund                                    25,838      44,400         (18,562)
Hartford High Yield                         942          --             942
The Hartford Target Retirement 2010
 Fund                                    26,780      39,016         (12,236)
The Hartford Target Retirement 2020
 Fund                                   120,546     139,766         (19,220)
The Hartford Target Retirement 2030
 Fund                                   135,736     157,714         (21,978)
The Hartford Dividend and Growth
 Fund                                    22,968      62,943         (39,975)
The Hartford International
 Opportunities Fund                       6,179       1,599           4,580
The Hartford MidCap Fund                  9,701       7,180           2,521
The Hartford Small Company Fund          20,598      11,008           9,590
The Hartford Total Return Bond Fund       9,564      10,988          (1,424)
The Hartford Healthcare Fund              2,152       3,730          (1,578)
The Hartford Growth Opportunities
 Fund                                     4,196       6,423          (2,227)
The Hartford Balanced Allocation
 Fund                                    87,360     101,772         (14,412)
The Hartford Conservative
 Allocation Fund                         20,346      75,237         (54,891)
The Hartford Capital Appreciation
 Fund                                   248,443     268,824         (20,381)
The Hartford Growth Allocation Fund      77,203     105,694         (28,491)
The Hartford Money Market*               58,282     256,233        (197,951)
The Hartford Inflation Plus Fund         27,392     111,708         (84,316)
The Hartford Value Fund                     184          42             142
The Hartford Equity Income Fund          23,035      16,314           6,721
The Hartford Target Retirement 2015
 Fund                                    27,664      49,361         (21,697)
The Hartford Target Retirement 2025
 Fund                                    71,459      47,367          24,092
The Hartford Target Retirement 2035
 Fund                                    40,495      23,892          16,603
The Hartford Target Retirement 2040
 Fund                                    29,834      20,551           9,283
The Hartford Target Retirement 2045
 Fund                                    23,407      10,775          12,632
The Hartford Target Retirement 2050
 Fund                                    17,501      12,892           4,609
The Hartford Balanced Income Fund         9,953       5,936           4,017
The Hartford International Small
 Company Fund                               850         137             713
The Hartford MidCap Value Fund            2,292           2           2,290
The Hartford Global All-Asset Fund          265           1             264
Hotchkis and Wiley Large Cap Value
 Fund                                     4,137       5,233          (1,096)
Invesco V.I. Technology Fund                 54      12,172         (12,118)
Invesco Technology Fund                   9,178      22,005         (12,827)
Ivy Global Natural Resources Fund        89,946      67,021          22,925
Ivy Large Cap Growth Fund                20,832      88,026         (67,194)
Ivy Science & Technology Fund            45,719      17,491          28,228
Ivy Asset Strategy Fund                  38,621      30,258           8,363
Janus Aspen Forty Portfolio               3,861      11,138          (7,277)
Janus Aspen Global Research
 Portfolio*                              14,630       6,289           8,341
Janus Aspen Enterprise Portfolio             83       1,821          (1,738)
Janus Aspen Balanced Portfolio            3,353       2,073           1,280

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio              986       3,081          (2,095)
Janus Flexible Bond Fund                    363       1,892          (1,529)
Janus Forty Fund                         81,566     180,718         (99,152)
Janus Balanced Fund                      15,231      23,057          (7,826)
Janus Enterprise Fund                    11,837      20,712          (8,875)
Janus Overseas Fund                     106,021     427,023        (321,002)
Janus Global Research Fund*               5,294      19,093         (13,799)
Perkins Mid Cap Value Fund               21,875      44,424         (22,549)
Prudential Jennison Natural
 Resources Fund, Inc.                     3,493           2           3,491
Prudential Jennison Mid-Cap Growth
 Fund, Inc.                              29,157      27,231           1,926
Prudential Jennison 20/20 Focus
 Fund                                     3,183       4,384          (1,201)
JPMorgan Core Bond Fund                  26,782      17,814           8,968
JPMorgan Small Cap Equity Fund            2,749      10,111          (7,362)
JPMorgan Small Cap Growth Fund           10,287      25,137         (14,850)
JPMorgan Small Cap Value Fund             4,315       3,875             440
JPMorgan U.S. Real Estate Fund*           1,959       7,664          (5,705)
JPMorgan U.S. Equity Fund                23,901       6,487          17,414
JPMorgan SmartRetirement 2010 Fund       18,072       6,654          11,418
JPMorgan SmartRetirement 2015 Fund       72,332      26,923          45,409
JPMorgan SmartRetirement 2020 Fund       59,247      13,564          45,683
JPMorgan SmartRetirement 2025 Fund       54,804      14,468          40,336
JPMorgan SmartRetirement 2030 Fund       82,148       7,897          74,251
JPMorgan SmartRetirement 2035 Fund       39,516       3,829          35,687
JPMorgan SmartRetirement 2040 Fund       56,455      17,709          38,746
JPMorgan SmartRetirement 2045 Fund       21,072       2,337          18,735
JPMorgan SmartRetirement 2050 Fund       37,514      10,463          27,051
JPMorgan SmartRetirement Income
 Fund                                     9,983       1,034           8,949
JPMorgan SmartRetirement 2055 Fund        2,826          80           2,746
JPMorgan Prime Money Market Fund        142,674     118,038          24,636
Keeley Small Cap Value Fund              29,955      31,749          (1,794)
Loomis Sayles Bond Fund                  16,219      12,747           3,472
LKCM Aquinas Growth Fund                  8,976       1,570           7,406
LKCM Aquinas Value Fund                   7,344         713           6,631
Lord Abbett Affiliated Fund              19,489      27,485          (7,996)
Lord Abbett Fundamental Equity Fund      54,753      66,353         (11,600)
Lord Abbett Bond Debenture Fund          50,257      41,814           8,443
Lord Abbett Growth Opportunities
 Fund                                     3,366       3,645            (279)
Lord Abbett Calibrated Dividend
 Growth Fund*                            15,746      25,843         (10,097)
Lord Abbett Total Return Fund            11,224      16,337          (5,113)
Lord Abbett Developing Growth Fund,
 Inc.                                    42,056      33,462           8,594
Lord Abbett International Core
 Equity Fund                             33,203      31,372           1,831
Lord Abbett Value Opportunities
 Fund*                                  249,446     256,306          (6,860)
Legg Mason Capital Management Value
 Trust, Inc.                              1,423       1,925            (502)
BMO Mid-Cap Value Fund                   11,998       2,784           9,214
MFS Emerging Markets Equity Fund         13,086      17,738          (4,652)
Massachusetts Investors Growth
 Stock Fund                             211,572     290,278         (78,706)
MFS High Income Fund                     14,981      24,226          (9,245)
MFS International New Discovery
 Fund                                     3,431       3,652            (221)
MFS Mid Cap Growth Fund                  11,787      18,473          (6,686)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS New Discovery Fund                   23,710      10,232          13,478
MFS Research International Fund         118,707      84,423          34,284
MFS Total Return Fund                    43,270      29,739          13,531
MFS Utilities Fund                       86,072     171,015         (84,943)
MFS Value Fund                          169,307     170,288            (981)
MFS Research Bond Fund                    7,040       6,129             911
MFS Massachusetts Investors Trust        16,818      11,140           5,678
MFS International Growth Fund             4,188       2,034           2,154
MFS Core Equity Fund                      8,793       8,528             265
MFS Government Securities Fund          159,755     120,003          39,752
MFS International Value Fund             56,027      17,003          39,024
MFS Technology Fund                         605         693             (88)
MFS Core Equity Series                       --          --              --
MFS Investors Growth Stock Series         1,777          --           1,777
MFS Utilities Series                      5,131       1,784           3,347
MFS Growth Fund                         145,337      13,503         131,834
MFS High Yield Portfolio*                13,987       8,877           5,110
BlackRock Global Allocation Fund        227,478     219,119           8,359
BlackRock Large Cap Core Fund             5,454       3,701           1,753
BlackRock Value Opportunities Fund          602         101             501
BlackRock Small Cap Growth Fund          11,762      15,622          (3,860)
BlackRock Mid Cap Value
 Opportunities Fund                      55,048      68,931         (13,883)
BlackRock International
 Opportunities Portfolio                 26,283      59,749         (33,466)
BlackRock Mid Cap Growth Equity
 Portfolio                                2,125       1,200             925
Munder MidCap Core Growth Fund           28,918      15,382          13,536
Neuberger Berman Socially
 Responsive Fund                         30,604      14,323          16,281
Nuveen Tradewinds International
 Value Fund                                 478       2,114          (1,636)
Oakmark International Small Cap
 Fund                                     1,675       2,759          (1,084)
The Oakmark Equity and Income Fund      144,717      69,694          75,023
Oppenheimer Capital Appreciation
 Fund                                     9,780      58,430         (48,650)
Oppenheimer Global Fund                  44,189      65,755         (21,566)
Oppenheimer International Growth
 Fund                                   293,392      36,532         256,860
Oppenheimer Main Street Fund              8,449       7,186           1,263
Oppenheimer Global Strategic Income
 Fund                                    19,390      14,741           4,649
Oppenheimer Main Street Small- &
 Mid-Cap Fund                            45,078      45,569            (491)
Oppenheimer Developing Markets Fund      70,958      35,395          35,563
Oppenheimer Equity Fund*                  2,131         307           1,824
Oppenheimer Capital Income Fund              68          50              18
Oppenheimer International Bond Fund     164,119     196,223         (32,104)
Oppenheimer Small- & Mid-Cap Value
 Fund                                    14,943      25,101         (10,158)
Oppenheimer Main Street Opportunity
 Fund                                    14,326      14,256              70
Oppenheimer Gold & Special Minerals
 Fund                                    63,105      47,525          15,580
Oppenheimer Real Estate Fund             92,287      57,668          34,619
Oppenheimer Equity Income Fund           13,036         438          12,598
Oppenheimer International
 Diversified Fund                         4,516       1,201           3,315
Putnam Global Equity Fund                   190       2,042          (1,852)
Putnam VT High Yield Fund                 7,787      30,487         (22,700)
Putnam VT International Growth Fund       1,419          54           1,365
Putnam VT Multi-Cap Growth Fund           1,784       6,401          (4,617)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Putnam Small Cap Value Fund               9,502       6,278           3,224
Pioneer Disciplined Value Fund*           4,200       3,092           1,108
Pioneer Emerging Markets Fund           114,099      99,464          14,635
Pioneer Oak Ridge Small Cap Growth
 Fund                                    10,640       8,395           2,245
Pioneer Fundamental Growth Fund             911          --             911
AllianzGI NFJ International Value
 Fund*                                    3,788          12           3,776
AllianzGI NFJ Small-Cap Value Fund*      64,299      62,711           1,588
AllianzGI NFJ Dividend Value Fund*      160,442     124,879          35,563
Managers Cadence Mid-Cap Fund               755       1,189            (434)
PIMCO Total Return Fund                 803,194     844,684         (41,490)
PIMCO Emerging Markets Bond Fund         34,479      42,945          (8,466)
PIMCO Real Return Fund                  513,266     286,593         226,673
Pioneer Fund                             17,171      48,911         (31,740)
Pioneer High Yield Fund                  72,051      83,333         (11,282)
Pioneer Strategic Income Fund            75,604      59,218          16,386
Pioneer Mid Cap Value Fund               36,367      59,621         (23,254)
Pioneer Select Mid Cap Growth Fund*       2,404       2,984            (580)
PIMCO Total Return III Fund               4,107       8,532          (4,425)
Putnam Equity Income Fund                18,358       6,003          12,355
Putnam High Yield Advantage Fund         40,125      34,352           5,773
Putnam International Equity Fund          2,314       6,474          (4,160)
Putnam Investors Fund                       112          44              68
Putnam Multi-Cap Growth Fund                469         381              88
Putnam International Capital
 Opportunities Fund                      49,560      32,658          16,902
Putnam Small Cap Growth Fund             17,448      15,534           1,914
Royce Total Return Fund                   4,365       3,482             883
Royce Value Plus Fund                    10,877      15,894          (5,017)
Royce Value Fund                          8,330      10,245          (1,915)
RS Value Fund                            18,021       2,131          15,890
Columbia Diversified Equity Income
 Fund                                     4,559       7,770          (3,211)
Columbia Mid Cap Value Opportunity
 Fund                                    11,725      11,849            (124)
Columbia Multi-Advisor Small Cap
 Value Fund                                 246         106             140
RidgeWorth Small Cap Value Equity
 Fund                                    34,124      46,563         (12,439)
RidgeWorth Mid-Cap Value Equity
 Fund                                    10,720       6,672           4,048
RidgeWorth Total Return Bond Fund        18,379      34,389         (16,010)
RidgeWorth Large Cap Value Equity
 Fund                                       911          11             900
DWS RREEF Real Estate Securities
 Fund                                       213          --             213
DWS Equity Dividend Fund                 20,876      37,091         (16,215)
DWS Enhanced Emerging Markets Fixed
 Income Fund                                952         671             281
SSGA S&P 500 Index Fund                  10,328       9,651             677
DWS Core Equity VIP*                      1,783          38           1,745
DWS Global Growth Fund*                     386       2,858          (2,472)
Legg Mason ClearBridge Appreciation
 Fund                                    18,681       7,226          11,455
Legg Mason ClearBridge Aggressive
 Growth Fund                              6,156       1,480           4,676
Legg Mason Partners ClearBridge
 Fundamental Value Fund                     851           1             850
Legg Mason ClearBridge Mid Cap Core
 Fund                                     5,075       3,344           1,731
Legg Mason ClearBridge Small Cap
 Growth Fund                             61,473      16,589          44,884
Thornburg International Value Fund      129,944     211,843         (81,899)
Thornburg Value Fund                     18,608      15,859           2,749

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Thornburg Core Growth Fund               33,115      26,375           6,740
Timothy Plan Large/Mid Cap Value
 Fund                                     7,046         864           6,182
UBS Dynamic Alpha Fund                       --         157            (157)
T. Rowe Price Growth Stock Fund         175,738     119,039          56,699
T. Rowe Price Equity-Income Fund         29,136      39,661         (10,525)
T. Rowe Price Retirement 2010 Fund       68,742     105,880         (37,138)
T. Rowe Price Retirement 2020 Fund      342,722     332,762           9,960
T. Rowe Price Retirement 2030 Fund      237,811     277,412         (39,601)
T. Rowe Price Retirement 2040 Fund      136,753     104,316          32,437
T. Rowe Price Retirement 2050 Fund       59,070      48,218          10,852
T. Rowe Price Retirement Income
 Fund                                    13,688      15,888          (2,200)
UBS Global Allocation Fund                   33           1              32
Vanguard Small-Cap Index Fund           348,372     165,968         182,404
Vanguard Mid-Cap Index Fund             131,493      59,866          71,627
Vanguard Total Bond Market Index
 Fund                                   129,230      88,784          40,446
Vanguard Total Stock Market Index
 Fund                                   117,151      52,907          64,244
Victory Diversified Stock Fund           13,824      27,272         (13,448)
Victory Special Value Fund               22,076      36,036         (13,960)
Victory Small Company Opportunity
 Fund                                    54,282      46,869           7,413
Victory Established Value Fund           10,658       6,224           4,434
Invesco Small Cap Discovery Fund         49,206      51,502          (2,296)
Invesco Comstock Fund                    64,867      88,552         (23,685)
Invesco Equity and Income Fund          226,984     392,114        (165,130)
Invesco Growth and Income Fund           77,881      72,339           5,542
Invesco Mid Cap Growth Fund              28,652      24,836           3,816
Invesco U.S. Mortgage Fund                   50          75             (25)
Invesco Small Cap Value Fund             17,035      10,991           6,044
Invesco American Value Fund              15,028       2,679          12,349
Morgan Stanley Institutional
 Opportunity Portfolio                    1,080         647             433
Invesco Value Opportunities Fund          1,740       4,529          (2,789)
Invesco Diversified Dividend Fund        14,421      30,264         (15,843)
Invesco American Franchise Fund*         76,537      59,614          16,923
Invesco Global Core Equity Fund             790         271             519
Vanguard 500 Index Fund                 268,452     133,134         135,318
Wells Fargo Advantage International
 Equity Fund                                927       1,324            (397)
Wells Fargo Advantage Core Bond
 Fund                                     3,496       3,468              28
Columbia Seligman Communications
 and Information Fund                     6,422       8,761          (2,339)
Columbia Seligman Global Technology
 Fund                                     3,660       3,266             394
TIAA-CREF Large Cap Value Index
 Fund                                       115           3             112
TIAA-CREF Large Cap Growth Fund           3,451       2,670             781
TIAA-CREF Equity Index Fund               3,004       2,640             364
American Century Heritage Fund*          73,985      56,216          17,769
Legg Mason Partners ClearBridge
 Small Cap Value Fund                       309       2,560          (2,251)
Life Points Balanced Strategy Fund        2,570       1,027           1,543
Life Points Conservative Strategy
 Fund                                       652         570              82
Life Points Growth Strategy Fund         15,827       2,007          13,820
Life Points Moderate Strategy Fund       14,649       3,028          11,621

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

     The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Century Equity Income
 Fund                                 279,945     244,679            35,266
American Century VP Growth Fund     1,471,134      26,069         1,445,065
American Century VP Ultra(R) Fund       1,882         568             1,314
American Century VP Balanced Fund         156       5,647            (5,491)
American Century Small Cap Value
 Fund                                  45,416      10,387            35,029
American Century VP Large Company
 Value Fund                             1,313       1,894              (581)
American Century VP Vista(SM)
 Fund                                  15,288      25,999           (10,711)
American Century
 Inflation-Adjusted Bond Fund           3,454         638             2,816
American Century Equity Growth
 Fund                                   1,167         366               801
American Century VP Income &
 Growth Fund                              309       1,412            (1,103)
American Century VP Ultra Fund          4,483       6,527            (2,044)
American Century VP Value Fund            808      33,569           (32,761)
American Century VP Mid Cap Value
 Fund                                  13,347       2,017            11,330
Invesco V.I. Small Cap Equity
 Fund                                   3,553       6,568            (3,015)
Invesco V.I. Diversified Dividend
 Fund                                     565          --               565
Invesco European Growth Fund           15,655      30,003           (14,348)
Invesco International Growth Fund      23,773       5,671            18,102
Invesco Mid Cap Core Equity Fund        5,810       6,004              (194)
Invesco Small Cap Growth Fund          29,598       9,727            19,871
Invesco Real Estate Fund               89,082      73,573            15,509
Invesco Small Cap Equity Fund          20,484       7,896            12,588
Invesco Developing Markets Fund        13,800       1,804            11,996
American Century Diversified Bond
 Fund                                   3,046          77             2,969
American Century Prime Money
 Market Fund                           18,472       4,968            13,504
Domini Social Equity Fund               1,218          24             1,194
AllianceBernstein Global Bond
 Fund                                     523          47               476
AllianceBernstein 2055 Retirement
 Strategy                                  28           2                26
AllianceBernstein 2050 Retirement
 Strategy                                 655          17               638
AllianceBernstein Global Risk
 Allocation Fund                        3,766       4,618              (852)
AllianceBernstein VPS Growth and
 Income Portfolio                       1,788       1,717                71
AllianceBernstein VPS
 International Growth Portfolio        13,133      13,777              (644)
AllianceBernstein VPS
 International Value Portfolio         43,454      47,120            (3,666)
AllianceBernstein VPS Global
 Value Portfolio                        2,576       2,645               (69)
AllianceBernstein Growth Fund             591         776              (185)
AllianceBernstein Discovery
 Growth Fund                            2,820       2,713               107
AllianceBernstein Discovery Value
 Fund                                  33,829      26,590             7,239
AllianceBernstein Value Fund              168           1               167
AllianceBernstein 2015 Retirement
 Strategy                               3,078       1,990             1,088
AllianceBernstein 2025 Retirement
 Strategy                               2,349       3,870            (1,521)
AllianceBernstein 2035 Retirement
 Strategy                               2,412         967             1,445
AllianceBernstein 2045 Retirement
 Strategy                               1,283         133             1,150
AllianceBernstein High Income
 Fund                                  22,753       8,773            13,980
AllianceBernstein 2010 Retirement
 Strategy                               1,130         286               844
AllianceBernstein 2020 Retirement
 Strategy                               5,191         780             4,411
AllianceBernstein 2030 Retirement
 Strategy                               6,296       3,534             2,762
AllianceBernstein 2040 Retirement
 Strategy                               4,197       1,492             2,705
American Funds AMCAP Fund              76,768      56,583            20,185

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Funds American Balanced
 Fund                                 150,706     164,933           (14,227)
American Funds Capital Income
 Builder Fund                         447,601     381,869            65,732
American Funds EuroPacific Growth
 Fund                                 558,457     320,484           237,973
American Funds Fundamental
 Investors Fund                       458,462     325,400           133,062
American Funds New Perspective
 Fund                                 214,255     189,980            24,275
American Funds The Bond Fund of
 America                              161,270     153,652             7,618
American Funds The Growth Fund of
 America Fund                         826,183   1,959,019        (1,132,836)
American Funds The Income Fund of
 America                              281,982     217,226            64,756
American Funds The Investment
 Company of America                   221,832     168,545            53,287
American Funds The New Economy
 Fund                                  39,174      41,267            (2,093)
American Funds Washington Mutual
 Investors                             84,879      79,545             5,334
American Funds American Mutual
 Fund                                 197,414     114,148            83,266
American Funds Capital World
 Growth & Income Fund                 417,817     277,001           140,816
American Funds SMALLCAP World
 Fund                                  34,937      39,254            (4,317)
Ariel Appreciation Fund                   795       1,397              (602)
Ariel Fund                              3,728       1,090             2,638
Artisan Mid Cap Value Fund             23,567      22,902               665
Ave Maria Opportunity Fund              1,991       1,025               966
Ave Maria Rising Dividend Fund         36,114      41,018            (4,904)
Ave Maria Growth Fund                   4,100       1,151             2,949
LifePath 2020 Portfolio               476,726     265,045           211,681
LifePath 2030 Portfolio               547,886     225,422           322,464
LifePath 2040 Portfolio               498,472     245,458           253,014
LifePath Retirement Portfolio         131,009     146,869           (15,860)
LifePath 2050 Portfolio                68,474      10,431            58,043
BlackRock LifePath 2025 Fund              474           1               473
BlackRock LifePath 2035 Fund               85          --                85
BlackRock LifePath 2045 Fund                1          --                 1
Baron Small Cap Fund                   22,594       6,128            16,466
BlackRock U.S. Government Bond
 Portfolio                              4,528       1,788             2,740
BlackRock Equity Dividend Fund        141,940      83,075            58,865
BlackRock Capital Appreciation
 Fund                                  53,996      14,756            39,240
BlackRock Flexible Equity Fund          2,199       3,137              (938)
Calvert VP SRI Balanced Portfolio         340         344                (4)
Calvert Equity Portfolio              150,970     117,574            33,396
Calvert Bond Portfolio                 94,479      66,940            27,539
Calvert Income Fund                    20,542      42,601           (22,059)
Columbia Contrarian Core Fund           9,858       6,287             3,571
Columbia Marsico 21st Century
 Fund                                   2,131         135             1,996
Columbia Small Cap Value I Fund           572         851              (279)
Columbia Marsico International
 Opportunities Fund                        --       1,146            (1,146)
Columbia Mid Cap Value Fund            39,705      22,250            17,455
Columbia Acorn Fund                    66,204      37,731            28,473
Columbia Marsico Growth VS Fund        17,994      17,071               923
CRM Mid Cap Value Fund                  1,955       2,659              (704)
Columbia Small Cap Core Fund            3,702       5,260            (1,558)
Davis Financial Fund                    5,607       2,945             2,662
Davis New York Venture Fund           129,190     150,414           (21,224)
Davis Opportunity Fund                  3,138       4,277            (1,139)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Delaware Diversified Income Fund          774          --               774
Delaware Extended Duration Bond
 Fund                                       6          --                 6
Dreyfus Bond Market Index Fund        326,900     202,656           124,244
Dreyfus Lifetime Growth and
 Income Portfolio                       6,907      49,069           (42,162)
Dreyfus VIF Appreciation
 Portfolio                              5,834         522             5,312
Dreyfus International Stock Index
 Fund                                   4,744       1,066             3,678
Dreyfus MidCap Index Fund             116,217      77,727            38,490
Dreyfus SmallCap Stock Index Fund      53,538      37,819            15,719
Dreyfus Small Cap Fund                  3,276         738             2,538
Dreyfus VIF Growth and Income
 Portfolio                                 26          --                26
Dreyfus VIF Quality Bond
 Portfolio                              1,338      17,736           (16,398)
Dreyfus Socially Responsible
 Growth Fund, Inc.                      4,081       4,081                --
Dreyfus S&P 500 Index Fund            383,478     260,832           122,646
Dreyfus Intermediate Term Income
 Fund                                  94,378      14,302            80,076
Eaton Vance Large-Cap Value Fund      219,929     252,231           (32,302)
Eaton Vance Dividend Builder Fund      27,869      13,692            14,177
Eaton Vance Worldwide Health
 Sciences Fund                          7,175       2,576             4,599
Eaton Vance Income Fund of Boston      81,052      41,685            39,367
Eaton Vance Balanced Fund                  22          33               (11)
Eaton Vance Atlanta Capital
 SMID-Cap Fund                          1,162         177               985
Wells Fargo Advantage Asset
 Allocation Fund                        5,853       1,604             4,249
Wells Fargo Advantage Emerging
 Markets Equity Fund                   53,711      18,768            34,943
Wells Fargo Advantage Utility &
 Telecommunication Fund                   442         194               248
Alger Capital Appreciation
 Institutional Fund                   206,704     118,108            88,596
Alger Mid Cap Growth
 Institutional Fund                    39,707      34,145             5,562
Alger Small Cap Growth
 Institutional Fund                     9,657       8,435             1,222
Nuveen Mid Cap Index Fund              96,849      28,801            68,048
Nuveen Small Cap Index Fund             8,496          72             8,424
Nuveen Equity Index Fund               41,679       9,834            31,845
Nuveen Mid Cap Growth
 Opportunities Fund                    17,929       8,176             9,753
Nuveen Small Cap Select Fund            2,875         405             2,470
Fidelity Advisor Equity Growth
 Fund                                   9,729      12,566            (2,837)
Fidelity Advisor Value Strategies
 Fund                                   2,427       5,465            (3,038)
Fidelity Advisor Leveraged
 Company Stock Fund                   210,928     183,710            27,218
Federated Capital Appreciation
 Fund                                     759           2               757
Federated Equity Income Fund,
 Inc.                                     318           3               315
Federated Fund for U.S.
 Government Securities Fund            10,241      15,378            (5,137)
Federated Mid Cap Growth
 Strategies Fund                          784         999              (215)
Federated High Income Bond Fund            90       2,773            (2,683)
Federated Kaufman Fund                104,119     160,057           (55,938)
Federated Short-Term Income Fund          740       1,852            (1,112)
Federated Total Return Bond Fund       10,060       6,765             3,295
Federated International Leaders
 Fund                                      33         170              (137)
Fidelity VIP Growth Opportunities
 Portfolio                              4,922       6,072            (1,150)
Fidelity VIP Overseas Portfolio           637          60               577
Fidelity VIP Value Strategies
 Portfolio                                218       1,762            (1,544)
Fidelity VIP Balanced Portfolio         4,892      15,410           (10,518)
Fidelity VIP Growth & Income
 Portfolio                              4,706       2,082             2,624
Fidelity VIP Freedom 2020
 Portfolio                              1,635         919               716

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Fidelity VIP Freedom 2030
 Portfolio                              6,338       2,264             4,074
Fidelity VIP Freedom 2015
 Portfolio                              1,471       5,797            (4,326)
Fidelity VIP Freedom 2025
 Portfolio                              1,853         950               903
Fidelity VIP FundsManager 70%
 Portfolio                                 71          71                --
Fidelity Stock Selector All Cap
 Fund                                     406         574              (168)
Templeton Global Opportunities
 Trust                                  2,904         466             2,438
Templeton Developing Markets
 Trust                                 42,688      34,087             8,601
Franklin High Income Fund              38,905      42,293            (3,388)
Franklin Strategic Income Fund        114,702      44,212            70,490
Templeton Global Bond Fund            120,199      66,952            53,247
Franklin U.S. Government
 Securities Fund                       43,907      29,943            13,964
Franklin Small Cap Value Fund          50,721      37,765            12,956
Mutual Global Discovery Fund          397,855     286,236           111,619
Templeton Growth Fund                  36,521      28,458             8,063
Franklin Income Fund                  219,203     194,479            24,724
Franklin Growth Fund                   75,529      37,267            38,262
Franklin Total Return Fund             16,883       7,934             8,949
Franklin Balance Sheet Investment
 Fund                                  11,585      30,615           (19,030)
Mutual Beacon Fund                     35,363      25,535             9,828
Franklin Mutual Shares Fund            67,959      53,518            14,441
Franklin Small-Mid Cap Growth
 Fund                                  92,445     122,843           (30,398)
Franklin Templeton Conservative
 Allocation Fund                       81,908      33,756            48,152
Franklin Templeton Growth
 Allocation Fund                      131,099      78,878            52,221
Franklin Templeton Moderate
 Allocation Fund                      221,834     178,823            43,011
Templeton Foreign Fund                173,928     149,054            24,874
Franklin Small-Mid Cap Growth
 Securities Fund                          837         947              (110)
Pyxis Premier Growth Equity Fund        2,426       2,396                30
Goldman Sachs Income Builder Fund       1,403         501               902
Goldman Sachs Capital Growth Fund         211         106               105
Goldman Sachs Core Fixed Income
 Fund                                   1,233         111             1,122
Goldman Sachs Structured U.S.
 Equity Fund                                9          14                (5)
Goldman Sachs Government Income
 Fund                                  60,248      57,748             2,500
Goldman Sachs Growth & Income
 Fund                                   3,288       7,114            (3,826)
Goldman Sachs Growth
 Opportunities Fund                    10,572       7,285             3,287
Goldman Sachs Concentrated
 International Equity Fund                494         189               305
Goldman Sachs Mid Cap Value Fund       28,691      71,885           (43,194)
Goldman Sachs Small Cap Value
 Fund                                  75,301      76,977            (1,676)
Goldman Sachs Strategic Growth
 Fund                                     814          12               802
Goldman Sachs High Yield Fund          72,749      41,623            31,126
Goldman Sachs Large Cap Value
 Fund                                  14,421      19,817            (5,396)
Goldman Sachs Small/Mid Cap
 Growth Fund                           13,485      15,762            (2,277)
Goldman Sachs Satellite
 Strategies Portfolio                      18          --                18
John Hancock Small Cap Equity
 Fund                                  29,458      32,104            (2,646)
Frost Dividend Value Equity Fund          359           1               358
Hartford Balanced HLS Fund             43,000      79,454           (36,454)
Hartford Total Return Bond HLS
 Fund                                 289,546     353,429           (63,883)
Hartford Capital Appreciation HLS
 Fund                                 106,282     220,393          (114,111)
Hartford Dividend and Growth HLS
 Fund                                 550,926     384,911           166,015
Hartford Global Research HLS Fund      35,840      13,444            22,396

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Hartford Healthcare HLS Fund           35,202      22,705            12,497
Hartford Global Growth HLS Fund         2,131       2,993              (862)
Hartford Disciplined Equity HLS
 Fund                                      77         532              (455)
Hartford Growth HLS Fund                8,364       5,923             2,441
Hartford Growth Opportunities HLS
 Fund                                 100,591     111,416           (10,825)
Hartford Index HLS Fund               444,238     441,388             2,850
Hartford International
 Opportunities HLS Fund                18,080      47,870           (29,790)
Hartford MidCap HLS Fund              111,658     116,059            (4,401)
Hartford Money Market HLS Fund        340,722     550,331          (209,609)
Hartford Small Company HLS Fund       418,641     325,477            93,164
Hartford SmallCap Growth HLS Fund       7,126       5,561             1,565
Hartford Stock HLS Fund                24,039      67,325           (43,286)
Hartford U.S. Government
 Securities HLS Fund                   31,837      18,867            12,970
Hartford Value HLS Fund                24,091      20,578             3,513
The Hartford Checks and Balances
 Fund                                  11,418       6,449             4,969
The Hartford Target Retirement
 2010 Fund                             28,000      22,880             5,120
The Hartford Target Retirement
 2020 Fund                            190,556     131,711            58,845
The Hartford Target Retirement
 2030 Fund                            207,295     101,268           106,027
The Hartford Dividend and Growth
 Fund                                  35,617      11,102            24,515
The Hartford International
 Opportunities Fund                     6,065         509             5,556
The Hartford MidCap Fund                5,967       1,691             4,276
The Hartford Small Company Fund        45,127      52,617            (7,490)
The Hartford Total Return Bond
 Fund                                   7,791       2,264             5,527
The Hartford Healthcare Fund            4,084       3,543               541
The Hartford Growth Opportunities
 Fund                                   2,904       1,726             1,178
The Hartford Balanced Allocation
 Fund                                 129,461     139,188            (9,727)
The Hartford Conservative
 Allocation Fund                       35,037      34,441               596
The Hartford Capital Appreciation
 Fund                                 319,226     446,850          (127,624)
The Hartford Growth Allocation
 Fund                                 188,592     161,453            27,139
The Hartford Money Market             151,216     163,907           (12,691)
The Hartford Inflation Plus Fund      101,996      81,506            20,490
The Hartford Value Fund                   126           1               125
The Hartford Equity Income Fund         8,427         457             7,970
The Hartford Target Retirement
 2015 Fund                            119,742      79,579            40,163
The Hartford Target Retirement
 2025 Fund                             74,245      50,687            23,558
The Hartford Target Retirement
 2035 Fund                             35,559      21,332            14,227
The Hartford Target Retirement
 2040 Fund                             48,559      19,294            29,265
The Hartford Target Retirement
 2045 Fund                             33,651      24,288             9,363
The Hartford Target Retirement
 2050 Fund                             17,166      10,254             6,912
The Hartford Balanced Income Fund       1,970          --             1,970
The Hartford International Small
 Company Fund                             365         125               240
The Hartford MidCap Value Fund             50          --                50
Hotchkis and Wiley Large Cap
 Value Fund                             4,900      19,195           (14,295)
Invesco V.I. Technology Fund           14,217       5,022             9,195
Invesco Leisure Fund                    6,105       9,368            (3,263)
Invesco Technology Fund                27,686      38,916           (11,230)
Ivy Global Natural Resources Fund      81,334      87,533            (6,199)
Ivy Large Cap Growth Fund              65,592      55,490            10,102
Ivy Science & Technology Fund          13,619       8,410             5,209

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Ivy Asset Strategy Fund                42,530      30,064            12,466
Janus Aspen Forty Portfolio             6,599      16,212            (9,613)
Janus Aspen Worldwide Portfolio           356       1,829            (1,473)
Janus Aspen Enterprise Portfolio        1,059          --             1,059
Janus Aspen Balanced Portfolio          4,442      11,614            (7,172)
Janus Aspen Overseas Portfolio         13,594      15,079            (1,485)
Janus Flexible Bond Fund                  437           1               436
Janus Forty Fund                       92,809      94,967            (2,158)
Janus Balanced Fund                    40,220      50,878           (10,658)
Janus Enterprise Fund                  17,814      20,130            (2,316)
Janus Overseas Fund                   219,998     209,053            10,945
Janus Worldwide Fund                    5,684       4,961               723
Perkins Mid Cap Value Fund             21,092       6,093            14,999
Prudential Jennison Mid-Cap
 Growth Fund, Inc.                     41,195       5,688            35,507
Prudential Jennison 20/20 Focus
 Fund                                  15,779       4,845            10,934
JPMorgan Core Bond Fund                34,177      27,953             6,224
JPMorgan Small Cap Equity Fund          7,500       8,792            (1,292)
JPMorgan Small Cap Growth Fund         16,652      21,064            (4,412)
JPMorgan Small Cap Value Fund          18,533      17,655               878
JPMorgan U.S. Real Estate Fund          2,236       1,623               613
JPMorgan U.S. Equity Fund              16,506       3,496            13,010
JPMorgan SmartRetirement 2010
 Fund                                  42,933      32,597            10,336
JPMorgan SmartRetirement 2015
 Fund                                  51,267      25,450            25,817
JPMorgan SmartRetirement 2020
 Fund                                  46,388       8,320            38,068
JPMorgan SmartRetirement 2025
 Fund                                 109,527      25,550            83,977
JPMorgan SmartRetirement 2030
 Fund                                  47,001      27,446            19,555
JPMorgan SmartRetirement 2035
 Fund                                  39,123       8,924            30,199
JPMorgan SmartRetirement 2040
 Fund                                  32,007      13,220            18,787
JPMorgan SmartRetirement 2045
 Fund                                  29,233       8,546            20,687
JPMorgan SmartRetirement 2050
 Fund                                  36,632      16,160            20,472
JPMorgan SmartRetirement Income
 Fund                                     149       8,855            (8,706)
JPMorgan SmartRetirement 2055
 Fund                                      26          --                26
JPMorgan Prime Money Market Fund      104,092      84,106            19,986
Keeley Small Cap Value Fund            27,619      23,256             4,363
Loomis Sayles Bond Fund                11,748       5,571             6,177
LKCM Aquinas Growth Fund                4,356         613             3,743
LKCM Aquinas Value Fund                 1,683          48             1,635
Lord Abbett Affiliated Fund            33,066      38,236            (5,170)
Lord Abbett Fundamental Equity
 Fund                                  86,706      29,078            57,628
Lord Abbett Bond Debenture Fund        64,802      56,949             7,853
Lord Abbett Growth Opportunities
 Fund                                  10,020      10,001                19
Lord Abbett Classic Stock Fund          2,791       2,216               575
Lord Abbett Calibrated Dividend
 Growth Fund                            3,013       2,198               815
Lord Abbett Total Return Fund           9,497       1,533             7,964
Lord Abbett Small Cap Blend Fund       56,182      66,056            (9,874)
Lord Abbett Developing Growth
 Fund, Inc.                            52,243      30,980            21,263
Lord Abbett International Core
 Equity Fund                            8,110       3,348             4,762
Lord Abbett Value Opportunities
 Fund                                  11,460       2,360             9,100
Legg Mason Capital Management
 Value Trust, Inc.                      3,250      16,081           (12,831)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
BMO Mid-Cap Value Fund                  5,394       7,038            (1,644)
MFS Emerging Markets Equity Fund       22,125       5,473            16,652
Massachusetts Investors Growth
 Stock Fund                            83,234      57,400            25,834
MFS High Income Fund                   21,781       8,855            12,926
MFS International New Discovery
 Fund                                   2,229       3,575            (1,346)
MFS Mid Cap Growth Fund                12,445      17,619            (5,174)
MFS New Discovery Fund                 38,970      34,882             4,088
MFS Research International Fund       138,980      59,384            79,596
MFS Total Return Fund                  95,123      59,363            35,760
MFS Utilities Fund                     98,205      83,057            15,148
MFS Value Fund                        263,228     147,353           115,875
MFS Research Bond Fund                  8,487       4,156             4,331
MFS Massachusetts Investors Trust      50,515      35,074            15,441
MFS International Growth Fund           2,120         311             1,809
MFS Core Equity Fund                   12,356      23,335           (10,979)
MFS Government Securities Fund        244,067     166,551            77,516
MFS International Value Fund           31,197      14,145            17,052
MFS Technology Fund                     4,734       4,884              (150)
MFS Core Equity Series                     --          --                --
MFS High Income Series                    413       1,074              (661)
MFS Investors Growth Stock Series          --          --                --
MFS Utilities Series                      775       1,300              (525)
MFS Growth Fund                        10,748         895             9,853
BlackRock Global Allocation Fund      600,022     417,104           182,918
BlackRock Large Cap Core Fund           9,198       9,264               (66)
BlackRock Value Opportunities
 Fund                                     766       1,375              (609)
BlackRock Small Cap Growth Fund        17,807      18,474              (667)
BlackRock Mid Cap Value
 Opportunities Fund                    47,621      32,953            14,668
BlackRock International
 Opportunities Portfolio               34,676      19,125            15,551
BlackRock Mid Cap Growth Equity
 Portfolio                              3,706       6,738            (3,032)
Munder MidCap Core Growth Fund         38,311      22,774            15,537
Neuberger Berman Socially
 Responsive Fund                       22,961      16,696             6,265
Nuveen Tradewinds International
 Value Fund                             2,505         400             2,105
Oakmark International Small Cap
 Fund                                     409      13,212           (12,803)
The Oakmark Equity and Income
 Fund                                 191,361      29,950           161,411
Oppenheimer Capital Appreciation
 Fund                                  14,722      14,122               600
Oppenheimer Global Fund               110,668     162,233           (51,565)
Oppenheimer International Growth
 Fund                                  13,951       4,168             9,783
Oppenheimer Main Street Fund            2,886         820             2,066
Oppenheimer Global Strategic
 Income Fund                           17,230       4,177            13,053
Oppenheimer Main Street Small- &
 Mid-Cap Fund                          37,055      18,332            18,723
Oppenheimer Developing Markets
 Fund                                  67,101      26,055            41,046
Oppenheimer Equity Fund                 1,411         420               991
Oppenheimer Capital Income Fund             9          --                 9
Oppenheimer International Bond
 Fund                                 169,256     149,205            20,051
Oppenheimer Small- & Mid-Cap
 Value Fund                            17,975      28,786           (10,811)
Oppenheimer Main Street
 Opportunity Fund                      36,640      36,623                17
Oppenheimer Gold & Special
 Minerals Fund                         51,218      33,284            17,934
Oppenheimer Real Estate Fund           55,861      18,310            37,551

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer International
 Diversified Fund                       1,137           5             1,132
Putnam Global Equity Fund               1,765          --             1,765
Putnam VT High Yield Fund              78,045      74,293             3,752
Putnam VT International Growth
 Fund                                     639         560                79
Putnam VT Multi-Cap Growth Fund            62       2,252            (2,190)
Putnam Small Cap Value Fund             3,189       3,661              (472)
Pioneer Fundamental Value Fund          1,642         157             1,485
Pioneer Emerging Markets Fund         123,627     135,891           (12,264)
Pioneer Oak Ridge Small Cap
 Growth Fund                           17,971       5,388            12,583
Allianz NFJ International Value
 Fund                                     359          28               331
Allianz NFJ Small Cap Value Fund       41,383      39,367             2,016
Allianz NFJ Dividend Value Fund       254,477      99,366           155,111
Managers Cadence Mid-Cap Fund             539         978              (439)
PIMCO Total Return Fund             1,144,556     705,294           439,262
PIMCO Emerging Markets Bond Fund       24,170      26,812            (2,642)
PIMCO Real Return Fund                454,139     188,453           265,686
Pioneer Fund                           44,758      24,870            19,888
Pioneer High Yield Fund                54,909      64,013            (9,104)
Pioneer Strategic Income Fund         144,941     102,508            42,433
Pioneer Mid Cap Value Fund             54,276      57,878            (3,602)
Pioneer Growth Opportunities Fund       3,198       7,035            (3,837)
PIMCO Total Return III Fund            19,187           1            19,186
Putnam Equity Income Fund              26,696       5,121            21,575
Putnam High Yield Advantage Fund       32,941       5,581            27,360
Putnam International Equity Fund        2,064       8,480            (6,416)
Putnam Investors Fund                      42          28                14
Putnam Multi-Cap Growth Fund              114           1               113
Putnam International Capital
 Opportunities Fund                    28,711      13,411            15,300
Putnam Small Cap Growth Fund           14,966      10,342             4,624
Royce Total Return Fund                12,035         523            11,512
Royce Value Plus Fund                  17,175      28,365           (11,190)
Royce Value Fund                       14,984       9,384             5,600
RS Value Fund                          22,232       7,221            15,011
Columbia Diversified Equity
 Income Fund                           16,718      14,585             2,133
Columbia Mid Cap Value
 Opportunity Fund                      17,915      20,210            (2,295)
Columbia Multi-Advisor Small Cap
 Value Fund                               254          19               235
RidgeWorth Small Cap Value Equity
 Fund                                  26,334      13,694            12,640
RidgeWorth Mid-Cap Value Equity
 Fund                                  21,409      12,935             8,474
RidgeWorth Total Return Bond Fund      44,979       6,818            38,161
DWS RREEF Real Estate Securities
 Fund                                     735         508               227
DWS Equity Dividend Fund                7,336       8,616            (1,280)
DWS Enhanced Emerging Markets
 Fixed Income Fund                      1,334       1,576              (242)
SSGA S&P 500 Index Fund                13,010      16,445            (3,435)
DWS Growth & Income VIP Portfolio          83         578              (495)
DWS Global Thematic Fund                2,632      14,573           (11,941)
Legg Mason ClearBridge
 Appreciation Fund                      1,431         194             1,237
Legg Mason ClearBridge Aggressive
 Growth Fund                              595         116               479
Legg Mason Partners ClearBridge
 Fundamental Value Fund                    75           1                74
Legg Mason ClearBridge Mid Cap
 Core Fund                              7,828       2,362             5,466

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Legg Mason ClearBridge Small Cap
 Growth Fund                            7,220       6,290               930
Thornburg International Value
 Fund                                 163,504     158,576             4,928
Thornburg Value Fund                   16,868      19,991            (3,123)
Thornburg Core Growth Fund             42,143      44,036            (1,893)
Timothy Plan Large/Mid Cap Value
 Fund                                   8,035       2,879             5,156
UBS Dynamic Alpha Fund                     --          --                --
T. Rowe Price Growth Stock Fund       208,465      89,675           118,790
T. Rowe Price Equity-Income Fund       43,690      18,262            25,428
T. Rowe Price Retirement 2010
 Fund                                  76,083      47,024            29,059
T. Rowe Price Retirement 2020
 Fund                                 266,497     150,467           116,030
T. Rowe Price Retirement 2030
 Fund                                 195,767      85,460           110,307
T. Rowe Price Retirement 2040
 Fund                                 110,543      84,005            26,538
T. Rowe Price Retirement 2050
 Fund                                  40,231      16,329            23,902
T. Rowe Price Retirement Income
 Fund                                  34,668      18,996            15,672
UBS Global Allocation Fund                 32           5                27
Vanguard Small-Cap Index Fund          27,507      11,699            15,808
Vanguard Mid-Cap Index Fund            10,525       3,139             7,386
Vanguard Total Bond Market Index
 Fund                                  24,252      13,418            10,834
Vanguard Total Stock Market Index
 Fund                                  18,910      15,704             3,206
Victory Diversified Stock Fund         33,400      40,173            (6,773)
Victory Special Value Fund             57,570      92,594           (35,024)
Victory Small Company Opportunity
 Fund                                 134,526      90,163            44,363
Victory Established Value Fund         20,973      18,676             2,297
Invesco Small Cap Discovery Fund       77,954      64,382            13,572
Invesco Comstock Fund                 102,870     108,123            (5,253)
Invesco Equity and Income Fund        125,066     197,886           (72,820)
Invesco Growth and Income Fund        112,777      88,575            24,202
Invesco Mid Cap Growth Fund            52,784      49,306             3,478
Invesco U.S. Mortgage Fund                 32          16                16
Invesco Small Cap Value Fund           13,907      16,220            (2,313)
Invesco American Value Fund             4,184       2,637             1,547
Morgan Stanley Institutional
 Opportunity Portfolio                  1,816         774             1,042
Invesco Value Opportunities Fund          367      16,861           (16,494)
Invesco Diversified Dividend Fund      20,704       9,927            10,777
Invesco American Franchise Fund         3,233       1,058             2,175
Invesco Global Core Equity Fund           551       1,486              (935)
Vanguard 500 Index Fund                23,984       5,632            18,352
Wells Fargo Advantage
 International Equity Fund                842         325               517
Wells Fargo Advantage Core Bond
 Fund                                   7,388       7,881              (493)
Columbia Seligman Communications
 and Information Fund                  28,452      26,242             2,210
Columbia Seligman Global
 Technology Fund                        2,043       5,277            (3,234)
TIAA-CREF Large Cap Growth Fund         2,224          --             2,224
TIAA-CREF Equity Index Fund             2,209          --             2,209
Legg Mason Partners ClearBridge
 Small Cap Value Fund                     614         687               (73)
Life Points Balanced Strategy
 Fund                                   3,328         400             2,928
Life Points Conservative Strategy
 Fund                                     239           3               236
Life Points Growth Strategy Fund        1,320         119             1,201
Life Points Moderate Strategy
 Fund                                     515          68               447

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 INCOME FUND
 2013                               1,874,866          $19.54      to          $22.39         $28,853,701
 2012                               1,213,733           16.59      to           18.81          25,041,468
 2011                               1,178,467           15.10      to           16.92          22,107,391
 2010                               1,111,741           15.14      to           16.40          19,685,665
 2009                                 446,802           13.53      to           17.28           6,321,751
AMERICAN CENTURY VP GROWTH
 FUND
 2013                               1,575,795           13.68      to           25.67          22,234,676
 2012                               1,450,556           10.57      to           20.14          15,891,498
 2011                                   5,491           17.95      to           18.33              99,588
 2010                                     194           18.38      to           18.38               3,571
AMERICAN CENTURY VP ULTRA(R)
 FUND
 2013                                   6,155           15.55      to           16.92             100,206
 2012                                   6,335           11.53      to           12.43              75,069
 2011                                   5,021           10.25      to           10.95              52,581
 2010                                   2,377           10.28      to           10.89              24,955
 2009                                   3,624            8.95      to            9.11              32,840
AMERICAN CENTURY VP BALANCED
 FUND
 2013                                   9,474           14.82      to           14.82             140,362
 2012                                  11,216           12.71      to           12.71             142,505
 2011                                  16,707           11.44      to           11.44             191,193
 2010                                   4,929           10.94      to           10.94              53,929
 2009                                   5,530            9.87      to            9.87              54,572
AMERICAN CENTURY SMALL CAP
 VALUE FUND
 2013                                 198,417           18.01      to           22.79           3,630,862
 2012                                 184,903           13.35      to           17.16           2,518,912
 2011                                 149,874           11.44      to           14.93           1,728,893
 2010                                 118,275           12.26      to           16.24           1,459,499
 2009                                   1,797           13.30      to           13.99              24,360
AMERICAN CENTURY VP LARGE
 COMPANY VALUE FUND
 2013                                   4,122           11.18      to           13.70              47,669
 2012                                   6,001            8.46      to           10.59              51,468
 2011                                   6,582            7.35      to            9.22              48,794
 2010                                   5,847            7.35      to            9.24              43,477
 2009                                   3,541            8.44      to            8.44              29,878
AMERICAN CENTURY
 INFLATION-ADJUSTED BOND FUND
 2013                                  11,519           12.35      to           12.74             143,759
 2012                                  14,512           14.23      to           14.23             206,447
 2011                                  11,696           13.53      to           13.53             158,278
 2010                                   8,887           12.17      to           12.17             108,112
 2009                                   6,642           11.71      to           11.71              77,744

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 INCOME FUND
 2013                           0.35%     to       1.25%      2.03%     to       2.36%      17.82%     to       19.04%
 2012                           0.35%     to       1.25%      2.35%     to       2.49%       9.85%     to       11.12%
 2011                           0.35%     to       1.25%      2.51%     to       2.53%       2.02%     to        3.21%
 2010                           0.35%     to       1.25%      2.78%     to       3.28%      11.88%     to       12.89%
 2009                             --      to       1.25%      2.77%     to       3.97%      10.83%     to       11.95%
AMERICAN CENTURY VP GROWTH
 FUND
 2013                             --      to       1.25%      0.13%     to       0.40%      27.48%     to       29.37%
 2012                             --      to       1.25%      0.90%     to       1.06%       5.73%     to       12.23%
 2011                           0.50%     to       1.25%      0.26%     to       0.79%      (2.39)%    to       (1.65)%
 2010                           1.25%     to       1.25%      0.12%     to       0.12%      15.92%     to       15.92%
AMERICAN CENTURY VP ULTRA(R)
 FUND
 2013                           0.35%     to       1.25%      0.05%     to       0.08%      34.89%     to       36.11%
 2012                           0.35%     to       1.25%      0.49%     to       0.64%      12.48%     to       13.49%
 2011                           0.35%     to       1.25%        --      to         --       (0.30)%    to        0.60%
 2010                           0.35%     to       1.25%        --      to         --       14.85%     to       15.89%
 2009                           0.85%     to       1.25%      0.27%     to       0.27%      33.37%     to       33.90%
AMERICAN CENTURY VP BALANCED
 FUND
 2013                           0.70%     to       0.70%      1.57%     to       1.57%      16.61%     to       16.61%
 2012                           0.70%     to       0.70%      1.94%     to       1.94%      11.02%     to       11.02%
 2011                           0.70%     to       0.70%      2.26%     to       2.26%       4.60%     to        4.60%
 2010                           0.70%     to       0.70%      1.88%     to       1.88%      10.86%     to       10.86%
 2009                           0.70%     to       0.70%      5.29%     to       5.29%      14.68%     to       14.68%
AMERICAN CENTURY SMALL CAP
 VALUE FUND
 2013                             --      to       1.25%      0.67%     to       0.95%      32.83%     to       34.91%
 2012                             --      to       1.25%      1.25%     to       1.48%      14.90%     to       16.70%
 2011                             --      to       1.25%      0.78%     to       0.84%      (8.06)%    to       (6.73)%
 2010                             --      to       1.25%      0.68%     to       1.07%      22.14%     to       24.15%
 2009                           0.35%     to       1.25%      1.64%     to       1.74%      36.83%     to       38.07%
AMERICAN CENTURY VP LARGE
 COMPANY VALUE FUND
 2013                           0.75%     to       1.25%      0.38%     to       1.51%      29.33%     to       29.97%
 2012                           1.05%     to       1.25%      1.67%     to       1.77%      14.89%     to       15.12%
 2011                           1.05%     to       1.25%      1.59%     to       1.60%      (0.22)%    to       (0.02)%
 2010                           1.05%     to       1.25%      0.65%     to       1.49%       9.50%     to        9.72%
 2009                           1.25%     to       1.25%      1.96%     to       1.96%      18.66%     to       18.66%
AMERICAN CENTURY
 INFLATION-ADJUSTED BOND FUND
 2013                           1.05%     to       1.25%      0.53%     to       0.97%     (10.44)%    to      (10.26)%
 2012                           1.25%     to       1.25%      2.08%     to       2.08%       5.12%     to        5.12%
 2011                           1.25%     to       1.25%      3.71%     to       3.71%      11.24%     to       11.24%
 2010                           1.25%     to       1.25%      2.03%     to       2.03%       3.93%     to        3.93%
 2009                           1.25%     to       1.25%      1.88%     to       1.88%       8.96%     to        8.96%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 GROWTH FUND
 2013                                   4,898          $12.69      to          $15.67             $75,191
 2012                                   5,001            9.67      to           11.96              58,629
 2011                                   4,200           10.44      to           10.44              43,855
 2010                                   3,324           10.18      to           10.18              33,840
 2009                                   2,269            9.00      to            9.00              20,414
AMERICAN CENTURY VP INCOME &
 GROWTH FUND
 2013                                  18,837           14.63      to           14.63             275,567
 2012                                  18,220           10.85      to           10.85             197,625
 2011                                  19,323            9.52      to            9.52             183,939
 2010                                  23,204            9.30      to            9.30             215,724
 2009                                  32,733            8.20      to            8.27             268,590
AMERICAN CENTURY VP ULTRA
 FUND
 2013                                  31,085           17.25      to           17.25             536,355
 2012                                  31,969           12.68      to           12.68             405,249
 2011                                  34,013           11.20      to           11.20             381,116
 2010                                  54,348           11.16      to           11.16             606,778
 2009                                  57,018            9.69      to            9.69             552,227
AMERICAN CENTURY VP VALUE
 FUND
 2013                                  49,706           14.69      to           14.69             730,329
 2012                                  48,074           11.23      to           11.23             539,991
 2011                                  80,835            9.87      to            9.87             798,034
 2010                                  98,805            9.84      to            9.84             972,435
 2009                                 108,166            8.74      to            8.74             945,165
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                                  13,319           16.75      to           17.47             227,012
 2012                                  14,031           13.08      to           13.49             185,854
 2011                                   2,701           11.40      to           11.64              31,097
 2010                                     674           11.66      to           11.66               7,860
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                                  20,724           15.26      to           15.26             316,239
 2012                                  20,491           11.18      to           11.18             229,054
 2011                                  23,506            9.88      to            9.88             232,322
 2010                                   4,093           10.03      to           10.03              41,034
 2009                                   1,824            7.85      to            7.85              14,325
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                                  11,787           14.52      to           14.52             171,152
 2012                                   1,671           11.16      to           11.16              18,646
 2011                                   1,106            9.46      to            9.46              10,469
INVESCO EUROPEAN GROWTH FUND
 2013                                  60,547           11.05      to           16.01             683,745
 2012                                  57,528            8.98      to           13.12             540,088
 2011                                  71,876            7.44      to           10.98             566,021
 2010                                  64,465            7.87      to           11.71             537,297
 2009                                  43,947            7.02      to           10.55             343,571
INVESCO INTERNATIONAL GROWTH
 FUND
 2013                                 139,861           12.00      to           15.49           1,698,576
 2012                                  69,465           10.13      to           13.22             737,057
 2011                                  51,363            8.81      to           11.62             479,698
 2010                                  48,309            9.49      to           12.66             480,960
 2009                                  29,248            8.15      to           11.40             270,164

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 GROWTH FUND
 2013                           1.05%     to       1.25%      1.19%     to       1.24%      30.99%     to       31.25%
 2012                           1.05%     to       1.25%      1.15%     to       1.63%      14.55%     to       14.78%
 2011                           1.25%     to       1.25%      1.21%     to       1.21%       2.56%     to        2.56%
 2010                           1.25%     to       1.25%      0.94%     to       0.94%      13.15%     to       13.15%
 2009                           1.25%     to       1.25%      1.27%     to       1.27%      18.26%     to       18.26%
AMERICAN CENTURY VP INCOME &
 GROWTH FUND
 2013                           0.70%     to       0.70%      2.23%     to       2.23%      34.87%     to       34.87%
 2012                           0.70%     to       0.70%      2.11%     to       2.11%      13.94%     to       13.94%
 2011                           0.70%     to       0.70%      1.54%     to       1.54%       2.39%     to        2.39%
 2010                           0.70%     to       0.70%      1.49%     to       1.49%      13.35%     to       13.35%
 2009                           0.45%     to       0.70%      4.77%     to       4.88%      17.27%     to       17.57%
AMERICAN CENTURY VP ULTRA
 FUND
 2013                           0.70%     to       0.70%      0.53%     to       0.53%      36.12%     to       36.12%
 2012                           0.70%     to       0.70%        --      to         --       13.13%     to       13.13%
 2011                           0.70%     to       0.70%        --      to         --        0.36%     to        0.36%
 2010                           0.70%     to       0.70%      0.50%     to       0.50%      15.28%     to       15.28%
 2009                           0.70%     to       0.70%      0.34%     to       0.34%      33.54%     to       33.54%
AMERICAN CENTURY VP VALUE
 FUND
 2013                           0.70%     to       0.70%      1.67%     to       1.67%      30.81%     to       30.81%
 2012                           0.70%     to       0.70%      1.85%     to       1.85%      13.78%     to       13.78%
 2011                           0.70%     to       0.70%      2.01%     to       2.01%       0.31%     to        0.31%
 2010                           0.70%     to       0.70%      2.21%     to       2.21%      12.63%     to       12.63%
 2009                           0.70%     to       0.70%      5.99%     to       5.99%      19.03%     to       19.03%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                           0.15%     to       1.25%      1.14%     to       1.28%      28.09%     to       29.51%
 2012                           0.15%     to       1.25%      0.60%     to       1.94%      14.67%     to       15.94%
 2011                           0.15%     to       1.25%      1.27%     to       1.44%      (2.20)%    to       (1.12)%
 2010                           1.25%     to       1.25%      0.88%     to       0.88%       6.17%     to        6.17%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                           0.70%     to       0.70%      0.01%     to       0.01%      36.51%     to       36.51%
 2012                           0.70%     to       0.70%        --      to         --       13.10%     to       13.10%
 2011                           0.70%     to       0.70%        --      to         --       (1.42)%    to       (1.42)%
 2010                           0.70%     to       0.70%        --      to         --       27.64%     to       27.64%
 2009                           0.70%     to       0.70%      0.13%     to       0.13%      20.44%     to       20.44%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           0.70%     to       0.70%      2.81%     to       2.81%      30.12%     to       30.12%
 2012                           0.70%     to       0.70%      2.05%     to       2.05%      17.90%     to       17.90%
 2011                           0.70%     to       0.70%        --      to         --       (5.35)%    to       (5.35)%
INVESCO EUROPEAN GROWTH FUND
 2013                           0.35%     to       1.25%      1.10%     to       1.62%      22.01%     to       23.11%
 2012                           0.35%     to       1.25%      1.36%     to       1.81%      19.58%     to       20.66%
 2011                           0.35%     to       1.25%      3.18%     to       3.41%      (6.25)%    to       (5.40)%
 2010                           0.35%     to       1.25%      1.22%     to       1.47%      11.01%     to       12.01%
 2009                           0.35%     to       1.25%      1.83%     to       2.66%      35.44%     to       36.67%
INVESCO INTERNATIONAL GROWTH
 FUND
 2013                           0.15%     to       1.25%      1.23%     to       1.35%      17.22%     to       18.51%
 2012                           0.15%     to       1.25%      1.09%     to       1.38%      13.72%     to       14.98%
 2011                           0.15%     to       1.25%      1.25%     to       1.41%      (8.20)%    to       (7.18)%
 2010                           0.15%     to       1.25%      1.02%     to       1.42%      11.02%     to       12.24%
 2009                           0.50%     to       1.25%      1.40%     to       1.96%      33.26%     to       34.26%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO MID CAP CORE EQUITY
 FUND
 2013                                  20,467          $14.40      to          $16.00            $325,057
 2012                                  19,912           11.20      to           12.54             249,821
 2011                                  20,106           10.20      to           11.51             231,798
 2010                                  16,622           10.93      to           12.43             206,483
 2009                                  14,609            9.77      to           11.18             161,172
INVESCO SMALL CAP GROWTH FUND
 2013                                  57,308           19.06      to           33.16           1,227,505
 2012                                  78,120           13.69      to           23.99           1,145,583
 2011                                  58,249           11.63      to           20.53             688,780
 2010                                  58,626           11.83      to           21.06             696,929
 2009                                  53,426            9.60      to           16.89             502,996
INVESCO REAL ESTATE FUND
 2013                                 210,338           15.88      to           28.46           4,658,656
 2012                                 218,390           15.54      to           28.31           4,813,475
 2011                                 202,881           22.89      to           24.60           3,961,530
 2010                                 156,881           12.30      to           23.15           2,819,078
 2009                                  90,754           11.77      to           19.09           1,575,293
INVESCO SMALL CAP EQUITY FUND
 2013                                  41,981           16.78      to           17.66             654,089
 2012                                  43,193           11.28      to           13.08             495,074
 2011                                  30,605            9.99      to           11.67             321,119
 2010                                  24,021           10.08      to           11.87             254,080
 2009                                  20,247            7.88      to            9.35             165,263
INVESCO DEVELOPING MARKETS
 FUND
 2013                                  23,686           12.30      to           12.73             294,907
 2012                                  43,944           12.87      to           13.09             571,508
 2011                                  31,948           10.90      to           11.00             350,692
 2010                                     955           12.45      to           12.45              11,890
AMERICAN CENTURY DIVERSIFIED
 BOND FUND
 2013                                   5,026           10.89      to           10.97              54,952
 2012                                   4,409           11.32      to           11.39              50,084
 2011                                   1,440           10.94      to           10.94              15,750
AMERICAN CENTURY PRIME MONEY
 MARKET FUND
 2013                                  94,860            9.53      to           10.00             933,865
 2012                                  33,719            9.65      to           10.00             329,511
 2011                                  20,215            9.77      to           10.00             199,417
 2010                                  20,549            9.90      to           10.00             204,248
DOMINI SOCIAL EQUITY FUND
 2013                                   4,592           14.93      to           16.24              71,769
 2012                                   1,863           11.38      to           11.72              21,339
 2011                                     669           10.35      to           10.62               7,016
 2010                                     686           10.40      to           10.63               7,236
 2009                                     374            9.27      to            9.43               3,517
ALLIANCEBERNSTEIN GLOBAL BOND
 FUND
 2013                                   2,059           10.61      to           10.76              22,081
 2012                                   1,175           10.97      to           11.06              12,986
 2011                                     699           10.42      to           10.42               7,282

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO MID CAP CORE EQUITY
 FUND
 2013                           0.50%     to       1.25%        --      to         --       27.59%     to       28.55%
 2012                           0.50%     to       1.25%      0.42%     to       0.57%       9.01%     to        9.83%
 2011                           0.50%     to       1.25%        --      to         --       (7.41)%    to       (6.71)%
 2010                           0.50%     to       1.25%      0.05%     to       0.07%      11.12%     to       11.96%
 2009                           0.50%     to       1.25%      0.11%     to       0.13%      28.55%     to       29.51%
INVESCO SMALL CAP GROWTH FUND
 2013                           0.50%     to       1.25%      0.06%     to       0.06%      38.17%     to       39.22%
 2012                           0.50%     to       1.25%        --      to         --       16.88%     to       17.75%
 2011                           0.50%     to       1.25%        --      to         --       (2.50)%    to       (1.73)%
 2010                           0.50%     to       1.25%        --      to         --       24.71%     to       25.64%
 2009                             --      to       1.25%        --      to         --       34.45%     to       68.87%
INVESCO REAL ESTATE FUND
 2013                             --      to       1.25%      1.05%     to       1.47%       0.52%     to        2.18%
 2012                             --      to       1.25%      0.38%     to       0.79%      15.10%     to       16.99%
 2011                             --      to       1.25%      0.81%     to       1.25%       6.24%     to        8.05%
 2010                             --      to       1.25%      1.80%     to       2.28%      21.27%     to       24.91%
 2009                             --      to       1.25%      0.64%     to       2.81%      28.08%     to       29.69%
INVESCO SMALL CAP EQUITY FUND
 2013                           0.35%     to       1.25%        --      to         --       34.98%     to       36.20%
 2012                           0.50%     to       1.25%        --      to         --       12.09%     to       12.94%
 2011                           0.50%     to       1.25%        --      to         --       (1.65)%    to       (0.91)%
 2010                           0.50%     to       1.25%        --      to         --       26.98%     to       27.93%
 2009                           0.50%     to       1.25%        --      to         --       18.86%     to       19.75%
INVESCO DEVELOPING MARKETS
 FUND
 2013                           0.35%     to       1.25%      0.74%     to       1.20%      (4.42)%    to       (3.55)%
 2012                           0.65%     to       1.25%      0.83%     to       0.89%      18.03%     to       18.74%
 2011                           0.75%     to       1.25%      0.96%     to       1.35%     (12.44)%    to      (12.00)%
 2010                           1.25%     to       1.25%      1.02%     to       1.02%      13.17%     to       13.17%
AMERICAN CENTURY DIVERSIFIED
 BOND FUND
 2013                           1.05%     to       1.25%      2.06%     to       2.06%      (3.84)%    to       (3.65)%
 2012                           1.05%     to       1.25%      2.24%     to       2.39%       3.55%     to        3.75%
 2011                           1.25%     to       1.25%      3.45%     to       3.45%       5.71%     to        5.71%
AMERICAN CENTURY PRIME MONEY
 MARKET FUND
 2013                             --      to       1.25%      0.01%     to       0.01%      (1.23)%    to        0.01%
 2012                             --      to       1.25%      0.01%     to       0.01%      (1.23)%    to        0.01%
 2011                             --      to       1.25%        --      to       0.01%      (1.23)%    to        0.01%
 2010                             --      to       1.25%        --      to         --       (0.82)%    to        0.01%
DOMINI SOCIAL EQUITY FUND
 2013                           0.35%     to       1.25%        --      to       1.02%      31.20%     to       32.39%
 2012                           0.85%     to       1.25%      0.45%     to       0.59%       9.95%     to       10.39%
 2011                           0.85%     to       1.25%      0.52%     to       0.56%      (0.51)%    to       (0.11)%
 2010                           0.85%     to       1.25%      0.34%     to       0.51%      12.28%     to       12.73%
 2009                           0.85%     to       1.25%      0.80%     to       0.88%      33.88%     to       34.41%
ALLIANCEBERNSTEIN GLOBAL BOND
 FUND
 2013                           0.75%     to       1.25%      1.25%     to       2.35%      (3.37)%    to       (2.88)%
 2012                           0.85%     to       1.25%      2.41%     to       2.59%       5.71%     to        6.13%
 2011                           0.85%     to       0.85%      1.42%     to       1.42%       4.19%     to        4.19%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2055
 RETIREMENT STRATEGY
 2013                                     221          $14.41      to          $14.41              $3,181
 2012                                      45           11.70      to           11.70                 528
 2011                                      19           10.34      to           10.34                 201
 2010                                      29           11.43      to           11.43                 332
ALLIANCEBERNSTEIN 2050
 RETIREMENT STRATEGY
 2013                                   2,249           14.41      to           14.41              32,398
 2012                                   1,168           11.70      to           11.70              13,660
 2011                                     530           10.34      to           10.34               5,481
 2010                                  13,070           11.52      to           11.52             150,626
ALLIANCEBERNSTEIN GLOBAL RISK
 ALLOCATION FUND
 2013                                  12,626           14.46      to           16.18             179,644
 2012                                  11,433           13.81      to           14.65             165,432
 2011                                  12,285           12.79      to           14.06             158,379
 2010                                  10,987           12.18      to           13.26             132,560
 2009                                   7,278           11.05      to           13.48              83,018
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2013                                   5,830           15.52      to           16.24              84,319
 2012                                   9,213           11.71      to           12.18              93,260
 2011                                   9,142           10.09      to           10.43              78,598
 2010                                   8,378            9.67      to            9.85              68,967
 2009                                   5,380            8.66      to            8.78              46,683
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                  45,818            9.04      to           11.85             484,157
 2012                                  49,790            8.00      to           10.59             482,836
 2011                                  50,434            6.96      to            9.29             433,807
 2010                                  51,275            8.36      to           11.27             518,162
 2009                                  41,063            7.47      to           10.15             379,265
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                                 144,363           10.47      to           13.41           1,504,030
 2012                                 145,778            8.68      to           11.52           1,241,312
 2011                                 149,444            7.70      to           10.40           1,105,242
 2010                                 178,313            9.77      to           13.66           1,858,593
 2009                                 179,433            9.57      to           16.82           2,011,257
ALLIANCEBERNSTEIN VPS GLOBAL
 VALUE PORTFOLIO
 2013                                   9,162           10.84      to           11.10             100,439
 2012                                  13,665            8.40      to            8.53             114,878
 2011                                  13,734            7.54      to            7.59             104,428
 2010                                  14,994            9.05      to            9.08             137,219
 2009                                  11,725            8.39      to            8.49              99,767
ALLIANCEBERNSTEIN GROWTH FUND
 2013                                   2,175           13.59      to           15.45              29,374
 2012                                   3,793            9.93      to           10.24              38,480
 2011                                   3,978            8.85      to            9.08              35,913
 2010                                   4,541            9.03      to           10.50              40,949
 2009                                   3,279            7.90      to            9.25              27,304

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2055
 RETIREMENT STRATEGY
 2013                           1.25%     to       1.25%      1.63%     to       1.63%      23.23%     to       23.23%
 2012                           1.25%     to       1.25%        --      to         --       13.10%     to       13.10%
 2011                           1.25%     to       1.25%        --      to         --       (9.50)%    to       (9.50)%
 2010                           1.25%     to       1.25%        --      to         --        5.20%     to        5.20%
ALLIANCEBERNSTEIN 2050
 RETIREMENT STRATEGY
 2013                           1.25%     to       1.25%      2.16%     to       2.16%      23.15%     to       23.15%
 2012                           1.25%     to       1.25%      0.91%     to       0.91%      13.11%     to       13.11%
 2011                           1.25%     to       1.25%      1.77%     to       1.77%      (9.30)%    to       (9.30)%
 2010                             --      to         --       1.74%     to       1.74%       5.91%     to        5.91%
ALLIANCEBERNSTEIN GLOBAL RISK
 ALLOCATION FUND
 2013                           0.35%     to       1.25%      0.35%     to       0.36%      (1.31)%    to       (0.42)%
 2012                             --      to       1.25%      1.10%     to       1.45%      14.50%     to       15.94%
 2011                           0.35%     to       1.25%      1.78%     to       1.80%       5.05%     to        6.00%
 2010                           0.35%     to       1.25%      1.86%     to       1.87%      10.20%     to       11.20%
 2009                           0.35%     to       1.25%      0.90%     to       2.15%      16.41%     to       17.64%
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2013                           0.65%     to       1.25%      0.52%     to       1.06%      32.62%     to       33.41%
 2012                           0.65%     to       1.25%      0.62%     to       1.01%      16.07%     to       16.77%
 2011                           0.65%     to       1.25%      1.25%     to       1.34%       4.27%     to        4.89%
 2010                           0.85%     to       1.25%      0.36%     to       0.90%      11.73%     to       12.18%
 2009                           0.85%     to       1.25%      1.38%     to       1.52%      19.43%     to       19.91%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           0.35%     to       1.25%      0.77%     to       0.98%      11.89%     to       12.91%
 2012                           0.35%     to       1.25%      0.78%     to       0.83%      13.97%     to       15.00%
 2011                           0.35%     to       1.25%      0.78%     to       0.86%     (17.55)%    to      (16.80)%
 2010                           0.35%     to       1.25%      3.15%     to       3.43%      10.99%     to       12.00%
 2009                           0.35%     to       1.25%      3.29%     to       3.83%      38.35%     to       39.60%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                             --      to       1.25%      4.97%     to       5.01%      16.41%     to       20.55%
 2012                             --      to       1.25%      3.25%     to       3.27%      10.77%     to       12.79%
 2011                             --      to       1.25%      0.31%     to       3.70%     (23.87)%    to      (21.19)%
 2010                             --      to       1.25%      3.46%     to       3.53%       0.07%     to        2.10%
 2009                             --      to       1.25%      1.66%     to       2.46%      32.56%     to       34.22%
ALLIANCEBERNSTEIN VPS GLOBAL
 VALUE PORTFOLIO
 2013                           0.35%     to       1.25%      1.03%     to       1.21%      28.99%     to       30.15%
 2012                           0.35%     to       1.25%      1.20%     to       1.33%      11.38%     to       12.39%
 2011                           0.35%     to       1.25%      3.19%     to       3.22%     (16.94)%    to      (16.19)%
 2010                           0.35%     to       1.25%      5.42%     to       6.21%       7.01%     to        7.98%
 2009                           0.35%     to       1.25%      1.28%     to       1.36%      31.55%     to       32.74%
ALLIANCEBERNSTEIN GROWTH FUND
 2013                           0.50%     to       1.25%        --      to         --       31.76%     to       32.75%
 2012                           0.50%     to       1.05%        --      to         --       12.15%     to       12.77%
 2011                           0.50%     to       1.05%        --      to         --       (0.02)%    to        0.53%
 2010                           0.50%     to       1.25%        --      to         --       13.53%     to       14.38%
 2009                           0.50%     to       1.25%        --      to         --       33.37%     to       34.37%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY
 GROWTH FUND
 2013                                   9,458          $19.52      to          $20.42            $187,241
 2012                                   8,693           14.28      to           14.85             126,074
 2011                                   8,586           12.61      to           13.03             108,470
 2010                                   6,920           12.32      to           12.54              84,842
 2009                                   5,316            8.97      to            9.09              47,815
ALLIANCEBERNSTEIN DISCOVERY
 VALUE FUND
 2013                                  58,312           16.15      to           16.99             964,176
 2012                                  54,739           11.91      to           12.34             664,773
 2011                                  47,500           10.22      to           10.50             491,781
 2010                                  27,414           11.30      to           11.52             311,845
 2009                                   8,363            9.04      to            9.16              75,898
ALLIANCEBERNSTEIN VALUE FUND
 2013                                     468            9.64      to           10.03               4,524
 2012                                     266            7.19      to            7.44               1,915
 2011                                      99            6.34      to            6.52                 629
 2010                                      81            6.69      to            6.84                 541
 2009                                      21            5.97      to            6.08                 131
ALLIANCEBERNSTEIN 2015
 RETIREMENT STRATEGY
 2013                                   4,871           20.65      to           21.41             101,560
 2012                                  12,335           18.46      to           19.00             228,563
 2011                                  11,247           16.89      to           17.25             190,264
 2010                                   9,937           17.59      to           17.99             175,700
 2009                                      63           15.83      to           15.93                 996
ALLIANCEBERNSTEIN 2025
 RETIREMENT STRATEGY
 2013                                   8,919           22.51      to           22.72             201,029
 2012                                   9,618           19.28      to           19.43             185,858
 2011                                  11,139           17.44      to           17.54             194,566
 2010                                  11,203           18.64      to           19.07             211,761
 2009                                      15           16.73      to           16.73                 244
ALLIANCEBERNSTEIN 2035
 RETIREMENT STRATEGY
 2013                                   8,919           23.11      to           23.96             207,319
 2012                                   7,062           19.08      to           19.63             135,340
 2011                                   5,617           17.04      to           17.40              95,989
 2010                                  11,335           18.62      to           19.05             214,669
 2009                                     214           16.73      to           16.83               3,573
ALLIANCEBERNSTEIN 2045
 RETIREMENT STRATEGY
 2013                                   4,782           23.36      to           24.22             112,570
 2012                                   2,887           19.01      to           19.56              55,215
 2011                                   1,737           16.84      to           17.20              29,353
 2010                                   8,903           18.55      to           18.98             168,600
 2009                                      87           16.72      to           16.75               1,456
ALLIANCEBERNSTEIN HIGH INCOME
 FUND
 2013                                  26,482           12.20      to           12.65             329,659
 2012                                  14,330           11.59      to           11.86             168,681
 2011                                     350            9.89      to           10.00               3,466
ALLIANCEBERNSTEIN 2010
 RETIREMENT STRATEGY
 2013                                   1,637           19.93      to           19.93              32,626
 2012                                   3,360           18.16      to           18.16              61,023
 2011                                   2,516           16.52      to           16.71              42,020
 2010                                   2,397           17.00      to           17.39              41,055

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN DISCOVERY
 GROWTH FUND
 2013                           0.65%     to       1.25%        --      to         --       36.74%     to       37.56%
 2012                           0.65%     to       1.25%        --      to         --       13.25%     to       13.93%
 2011                           0.65%     to       1.25%        --      to         --        2.35%     to        2.97%
 2010                           0.85%     to       1.25%        --      to         --       37.35%     to       37.91%
 2009                           0.85%     to       1.25%        --      to         --       45.14%     to       45.72%
ALLIANCEBERNSTEIN DISCOVERY
 VALUE FUND
 2013                           0.35%     to       1.25%      0.21%     to       0.22%      35.52%     to       36.74%
 2012                           0.50%     to       1.25%      0.31%     to       0.39%      16.59%     to       17.47%
 2011                           0.50%     to       1.25%      0.16%     to       0.21%      (9.54)%    to       (8.86)%
 2010                           0.50%     to       1.25%      0.10%     to       0.11%      24.94%     to       25.88%
 2009                           0.50%     to       1.25%      0.61%     to       0.66%      40.05%     to       41.10%
ALLIANCEBERNSTEIN VALUE FUND
 2013                           0.65%     to       1.25%      1.24%     to       1.42%      34.03%     to       34.84%
 2012                           0.65%     to       1.25%      2.00%     to       2.43%      13.43%     to       14.11%
 2011                           0.65%     to       1.25%      1.39%     to       1.76%      (5.19)%    to       (4.62)%
 2010                           0.65%     to       1.25%      1.39%     to       1.56%      10.01%     to       10.67%
 2009                           1.05%     to       1.25%      0.04%     to       9.09%      17.59%     to       17.82%
ALLIANCEBERNSTEIN 2015
 RETIREMENT STRATEGY
 2013                           0.50%     to       1.25%      1.65%     to       3.15%      11.86%     to       12.71%
 2012                           0.50%     to       1.25%      2.42%     to       2.71%       9.31%     to       10.13%
 2011                           0.50%     to       1.25%      2.58%     to       3.12%      (3.97)%    to       (3.24)%
 2010                             --      to       1.25%      3.30%     to      10.33%      11.09%     to       12.49%
 2009                           0.50%     to       1.25%      2.58%     to       2.58%      58.33%     to       59.31%
ALLIANCEBERNSTEIN 2025
 RETIREMENT STRATEGY
 2013                           1.05%     to       1.25%      1.65%     to       3.07%      16.75%     to       16.98%
 2012                           1.05%     to       1.25%      1.79%     to       1.81%      10.51%     to       10.73%
 2011                           1.05%     to       1.25%      2.32%     to       3.28%      (6.44)%    to       (6.25)%
 2010                             --      to       1.25%      2.76%     to       3.04%      11.65%     to       13.05%
 2009                           1.05%     to       1.05%      1.01%     to       1.01%      67.27%     to       67.27%
ALLIANCEBERNSTEIN 2035
 RETIREMENT STRATEGY
 2013                           0.50%     to       1.25%      2.67%     to       2.75%      21.15%     to       22.06%
 2012                           0.50%     to       1.25%      1.05%     to       1.23%      11.96%     to       12.80%
 2011                           0.50%     to       1.25%      1.77%     to       1.79%      (8.48)%    to       (7.79)%
 2010                             --      to       1.25%      1.71%     to       2.71%      11.29%     to       12.69%
 2009                           0.50%     to       1.25%      1.25%     to       1.25%      67.30%     to       68.34%
ALLIANCEBERNSTEIN 2045
 RETIREMENT STRATEGY
 2013                           0.50%     to       1.25%      2.30%     to       2.90%      22.90%     to       23.82%
 2012                           0.50%     to       1.25%      1.14%     to       1.35%      12.86%     to       13.71%
 2011                           0.50%     to       1.25%      1.64%     to       2.41%      (9.21)%    to       (8.52)%
 2010                             --      to       1.25%      1.63%     to       2.29%      10.95%     to       12.35%
 2009                           1.05%     to       1.25%      0.66%     to       1.40%      67.21%     to       67.48%
ALLIANCEBERNSTEIN HIGH INCOME
 FUND
 2013                             --      to       1.25%      7.23%     to       7.38%       5.30%     to        6.63%
 2012                             --      to       1.25%      7.07%     to       7.30%      17.13%     to       18.59%
 2011                             --      to       1.25%      0.11%     to       3.56%      (1.09)%    to        0.02%
ALLIANCEBERNSTEIN 2010
 RETIREMENT STRATEGY
 2013                           0.85%     to       0.85%      1.32%     to       1.32%       9.76%     to        9.76%
 2012                           0.85%     to       0.85%      2.38%     to       2.38%       8.66%     to        8.66%
 2011                           0.85%     to       1.25%      2.72%     to       3.30%      (2.78)%    to       (2.39)%
 2010                             --      to       1.25%      2.92%     to       3.72%      10.63%     to       12.02%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2020
 RETIREMENT STRATEGY
 2013                                  18,540          $21.57      to          $22.36            $404,471
 2012                                  26,404           18.90      to           19.45             502,665
 2011                                  21,993           17.22      to           17.59             380,722
 2010                                  21,632           18.17      to           18.59             396,462
 2009                                     594           16.29      to           16.39               9,691
ALLIANCEBERNSTEIN 2030
 RETIREMENT STRATEGY
 2013                                  18,140           22.94      to           23.79             419,799
 2012                                  22,407           19.23      to           19.79             435,014
 2011                                  19,645           17.26      to           17.63             341,272
 2010                                  37,287           18.67      to           19.10             707,312
 2009                                     292           16.76      to           16.87               4,883
ALLIANCEBERNSTEIN 2040
 RETIREMENT STRATEGY
 2013                                   9,662           23.31      to           24.17             227,175
 2012                                  11,974           19.02      to           19.57             230,431
 2011                                   9,269           16.94      to           17.14             158,558
 2010                                  13,229           18.59      to           19.02             249,160
 2009                                     558           16.72      to           16.75               9,328
AMERICAN FUNDS AMCAP FUND
 2013                                 236,347           15.34      to           16.46           3,623,928
 2012                                 238,733           11.25      to           12.22           2,714,777
 2011                                 218,548            9.75      to           10.72           2,152,054
 2010                                 113,996            9.57      to           10.86           1,134,724
 2009                                  69,561            8.47      to            9.68             633,691
AMERICAN FUNDS AMERICAN
 BALANCED FUND
 2013                                 481,185           14.65      to           15.34           6,976,223
 2012                                 498,178           11.61      to           12.80           6,033,123
 2011                                 512,405           10.25      to           11.39           5,474,747
 2010                                 446,905            9.95      to           11.14           4,754,833
 2009                                 343,427            8.88      to           10.02           3,347,088
AMERICAN FUNDS CAPITAL INCOME
 BUILDER FUND
 2013                               1,701,330           12.32      to           13.85          21,128,855
 2012                               1,689,903           10.76      to           12.25          18,742,554
 2011                               1,624,171            9.65      to           11.13          16,316,397
 2010                               1,494,691            8.84      to           11.00          15,068,149
 2009                               1,188,894            8.16      to           10.25          11,215,101
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND
 2013                               1,824,070           20.95      to           48.13          30,131,506
 2012                               1,653,487           17.71      to           40.45          22,855,760
 2011                               1,415,514           15.08      to           34.52          16,678,275
 2010                               1,091,084           10.88      to           17.73          15,353,309
 2009                                 597,209           16.46      to           37.68           9,360,872
AMERICAN FUNDS FUNDAMENTAL
 INVESTORS FUND
 2013                               1,291,658           13.87      to           15.84          18,146,141
 2012                               1,229,459           10.58      to           12.23          13,501,671
 2011                               1,096,397            9.06      to           10.61          10,418,099
 2010                                 869,711            9.26      to           10.98           8,726,590
 2009                                 596,063            8.04      to            9.78           5,407,014

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2020
 RETIREMENT STRATEGY
 2013                           0.50%     to       1.25%      2.22%     to       3.43%      14.12%     to       14.98%
 2012                           0.50%     to       1.25%      2.02%     to       2.15%       9.76%     to       10.58%
 2011                           0.50%     to       1.25%      2.43%     to       2.78%      (5.24)%    to       (4.53)%
 2010                             --      to       1.25%      2.75%     to       4.33%      11.51%     to       12.92%
 2009                           0.50%     to       1.25%      4.87%     to       4.87%      62.94%     to       63.94%
ALLIANCEBERNSTEIN 2030
 RETIREMENT STRATEGY
 2013                           0.50%     to       1.25%      3.04%     to       3.21%      19.32%     to       20.22%
 2012                           0.50%     to       1.25%      1.41%     to       1.75%      11.43%     to       12.27%
 2011                           0.50%     to       1.25%      1.86%     to       2.23%      (7.59)%    to       (6.89)%
 2010                             --      to       1.25%      2.17%     to       3.15%      11.39%     to       12.79%
 2009                           0.50%     to       1.25%      2.48%     to       2.48%      67.63%     to       68.67%
ALLIANCEBERNSTEIN 2040
 RETIREMENT STRATEGY
 2013                           0.50%     to       1.25%      2.52%     to       3.20%      22.55%     to       23.47%
 2012                           0.50%     to       1.25%      1.01%     to       1.38%      12.26%     to       13.10%
 2011                           0.85%     to       1.25%      1.34%     to       2.59%      (8.86)%    to       (8.50)%
 2010                             --      to       1.25%      0.54%     to       1.67%      11.17%     to       12.57%
 2009                           1.05%     to       1.25%      0.45%     to       0.45%      67.23%     to       67.51%
AMERICAN FUNDS AMCAP FUND
 2013                             --      to       1.25%      0.01%     to       0.01%      34.68%     to       36.37%
 2012                             --      to       1.25%      0.16%     to       0.16%      13.95%     to       15.39%
 2011                             --      to       1.25%        --      to       0.10%      (1.24)%    to          --
 2010                           0.50%     to       1.25%      0.19%     to       0.20%      12.19%     to       13.04%
 2009                           0.50%     to       1.25%      0.79%     to       0.79%      37.04%     to       38.07%
AMERICAN FUNDS AMERICAN
 BALANCED FUND
 2013                           0.35%     to       1.25%      0.31%     to       1.36%      19.82%     to       20.90%
 2012                           0.50%     to       1.25%      1.62%     to       1.66%      12.42%     to       13.26%
 2011                           0.50%     to       1.25%      1.85%     to       1.87%       2.21%     to        2.98%
 2010                           0.50%     to       1.25%      1.83%     to       1.85%      11.25%     to       12.08%
 2009                           0.50%     to       1.25%      2.44%     to       2.51%      19.23%     to       20.13%
AMERICAN FUNDS CAPITAL INCOME
 BUILDER FUND
 2013                             --      to       1.25%      3.13%     to       3.19%      13.08%     to       14.50%
 2012                             --      to       1.25%      3.85%     to       3.92%      10.04%     to       11.42%
 2011                             --      to       1.25%      1.55%     to       3.77%       1.19%     to        2.46%
 2010                           0.35%     to       1.25%      4.23%     to       4.23%       6.95%     to        7.92%
 2009                           0.35%     to       1.25%      3.84%     to       4.04%      18.29%     to       19.36%
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND
 2013                             --      to       1.25%      0.53%     to       0.71%      18.30%     to       18.99%
 2012                             --      to       1.25%      1.57%     to       1.98%      17.18%     to       17.41%
 2011                             --      to       1.25%      1.31%     to       2.24%     (14.93)%    to      (13.61)%
 2010                             --      to       1.25%      1.29%     to       1.91%       7.72%     to        9.39%
 2009                             --      to       1.25%      0.82%     to       2.36%      36.72%     to       36.99%
AMERICAN FUNDS FUNDAMENTAL
 INVESTORS FUND
 2013                             --      to       1.25%      1.02%     to       1.08%      29.46%     to       31.09%
 2012                             --      to       1.25%      1.34%     to       1.60%      15.33%     to       16.78%
 2011                             --      to       1.25%      1.32%     to       1.37%      (3.43)%    to       (2.22)%
 2010                             --      to       1.25%      0.51%     to       1.43%      12.28%     to       13.69%
 2009                           0.50%     to       1.25%      1.41%     to       1.44%      31.28%     to       32.26%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW
 PERSPECTIVE FUND
 2013                                 450,716          $14.20      to          $16.55          $6,674,426
 2012                                 430,513           11.23      to           13.25           5,135,293
 2011                                 406,238            9.10      to           11.15           4,036,380
 2010                                 329,107            9.84      to           12.26           3,598,038
 2009                                 196,323            8.90      to           11.05           2,004,102
AMERICAN FUNDS THE BOND FUND
 OF AMERICA
 2013                                 473,179           11.43      to           11.52           5,436,100
 2012                                 512,086           11.74      to           11.94           6,090,560
 2011                                 504,468           11.17      to           11.45           5,728,093
 2010                                 512,276           10.56      to           10.92           5,545,072
 2009                                 417,467            9.90      to           10.34           4,271,021
AMERICAN FUNDS THE GROWTH
 FUND OF AMERICA FUND
 2013                               2,240,236           17.73      to           42.39          39,892,293
 2012                               2,292,916           13.45      to           33.89          31,059,167
 2011                               3,425,752           11.33      to           28.33          37,929,477
 2010                               3,040,581           12.10      to           29.98          36,030,909
 2009                               1,958,359           10.94      to           26.93          22,317,015
AMERICAN FUNDS THE INCOME
 FUND OF AMERICA
 2013                                 936,924           12.92      to           14.52          12,402,710
 2012                                 912,564           11.01      to           12.49          10,363,025
 2011                                 847,808            9.90      to           11.33           8,717,190
 2010                                 590,884            9.44      to           10.91           6,005,063
 2009                                 451,379            8.49      to            9.90           4,245,012
AMERICAN FUNDS THE INVESTMENT
 COMPANY OF AMERICA
 2013                                 656,592           13.14      to           14.59           9,034,561
 2012                                 690,557           10.07      to           11.20           7,291,355
 2011                                 637,270            8.71      to            9.84           5,874,147
 2010                                 583,317            8.93      to           10.18           5,575,611
 2009                                 396,689            8.11      to            9.33           3,518,816
AMERICAN FUNDS THE NEW
 ECONOMY FUND
 2013                                 139,924           16.21      to           18.69           2,320,040
 2012                                 103,114           11.34      to           13.24           1,213,178
 2011                                 105,207            9.17      to           10.85           1,002,580
 2010                                  99,387            9.74      to           11.68           1,008,162
 2009                                  77,034            8.65      to           10.46             708,584
AMERICAN FUNDS WASHINGTON
 MUTUAL INVESTORS
 2013                                 295,952           13.40      to           15.04           4,198,857
 2012                                 282,500           10.19      to           11.58           3,064,560
 2011                                 277,166            9.09      to           10.46           2,689,922
 2010                                 240,476            8.53      to            9.93           2,243,013
 2009                                 169,256            7.45      to            8.90           1,456,534
AMERICAN FUNDS AMERICAN
 MUTUAL FUND
 2013                                 318,158           13.68      to           15.34           4,446,561
 2012                                 372,401           10.73      to           12.18           4,046,968
 2011                                 289,135            9.59      to           11.02           2,860,211
 2010                                 153,816           10.06      to           10.68           1,509,659
 2009                                  69,819            8.08      to            9.65             648,186

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW
 PERSPECTIVE FUND
 2013                             --      to       1.25%      0.56%     to       0.59%      24.85%     to       26.42%
 2012                             --      to       1.25%      0.86%     to       0.86%      18.90%     to       20.40%
 2011                           0.15%     to       1.25%      0.75%     to       0.75%      (9.08)%    to       (8.07)%
 2010                           0.35%     to       1.25%      0.83%     to       0.98%      10.96%     to       11.96%
 2009                           0.50%     to       1.25%      1.42%     to       1.70%      35.38%     to       36.40%
AMERICAN FUNDS THE BOND FUND
 OF AMERICA
 2013                           0.35%     to       1.25%      2.01%     to       2.03%      (3.51)%    to       (2.64)%
 2012                           0.35%     to       1.25%      2.25%     to       2.27%       4.24%     to        5.18%
 2011                           0.35%     to       1.25%      3.06%     to       3.07%       4.84%     to        5.78%
 2010                           0.35%     to       1.25%      3.45%     to       3.46%       5.62%     to        6.57%
 2009                           0.35%     to       1.25%      4.05%     to       4.26%      13.14%     to       14.16%
AMERICAN FUNDS THE GROWTH
 FUND OF AMERICA FUND
 2013                             --      to       1.25%      0.03%     to       0.03%      25.08%     to       31.77%
 2012                             --      to       1.25%      0.51%     to       0.61%      18.70%     to       19.63%
 2011                             --      to       1.25%      0.35%     to       0.73%      (6.32)%    to       (4.87)%
 2010                             --      to       1.25%      0.62%     to       0.63%      10.57%     to       11.33%
 2009                             --      to       1.25%      0.68%     to       0.90%      32.46%     to       33.32%
AMERICAN FUNDS THE INCOME
 FUND OF AMERICA
 2013                           0.35%     to       1.25%      3.02%     to       3.43%      16.30%     to       17.35%
 2012                           0.35%     to       1.25%      3.48%     to       3.54%      10.20%     to       11.19%
 2011                           0.35%     to       1.25%      3.82%     to       3.86%       3.89%     to        4.83%
 2010                           0.35%     to       1.25%      4.39%     to       4.53%      10.21%     to       11.21%
 2009                           0.35%     to       1.25%      4.60%     to       4.79%      22.47%     to       23.58%
AMERICAN FUNDS THE INVESTMENT
 COMPANY OF AMERICA
 2013                           0.35%     to       1.25%      1.47%     to       1.52%      30.30%     to       31.48%
 2012                             --      to       1.25%      2.10%     to       2.12%      13.76%     to       15.19%
 2011                           0.35%     to       1.25%      1.73%     to       1.76%      (3.33)%    to       (2.45)%
 2010                           0.35%     to       1.25%      1.87%     to       2.04%       9.08%     to       10.07%
 2009                           0.35%     to       1.25%      2.18%     to       2.19%      25.14%     to       26.28%
AMERICAN FUNDS THE NEW
 ECONOMY FUND
 2013                             --      to       1.25%      0.20%     to       0.22%      41.18%     to       42.96%
 2012                             --      to       1.25%      0.32%     to       0.32%      22.05%     to       23.59%
 2011                             --      to       1.25%      0.12%     to       0.19%      (7.11)%    to       (5.94)%
 2010                           0.35%     to       1.25%      0.49%     to       0.53%      11.62%     to       12.62%
 2009                           0.35%     to       1.25%      0.46%     to       0.59%      42.94%     to       44.23%
AMERICAN FUNDS WASHINGTON
 MUTUAL INVESTORS
 2013                             --      to       1.25%      1.98%     to       2.05%      29.83%     to       31.46%
 2012                             --      to       1.25%      2.04%     to       2.08%      10.70%     to       12.09%
 2011                             --      to       1.25%      2.08%     to       2.10%       5.35%     to        6.68%
 2010                             --      to       1.25%      1.61%     to       2.36%      11.56%     to       12.96%
 2009                           0.50%     to       1.25%      3.17%     to       3.88%      17.15%     to       18.03%
AMERICAN FUNDS AMERICAN
 MUTUAL FUND
 2013                             --      to       1.25%      1.77%     to       1.78%      25.92%     to       27.50%
 2012                             --      to       1.25%      2.15%     to       2.31%      10.51%     to       11.90%
 2011                             --      to       1.25%      0.72%     to       2.30%       3.15%     to        4.44%
 2010                           0.35%     to       1.25%      1.98%     to       2.56%      10.43%     to       11.43%
 2009                           0.50%     to       1.25%      2.92%     to       2.92%      23.05%     to       23.97%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2013                               1,556,575          $18.94      to          $67.87         $26,843,710
 2012                               1,487,510           15.40      to           54.51          20,976,896
 2011                               1,346,694           13.13      to           45.90          16,166,375
 2010                               1,114,223           14.43      to           35.54          14,314,542
 2009                                 661,999           13.57      to           46.26           8,696,252
AMERICAN FUNDS SMALLCAP WORLD
 FUND
 2013                                  63,567           12.54      to           16.12             875,676
 2012                                  54,847            9.77      to           12.66             634,093
 2011                                  59,164            8.08      to           10.54             546,675
 2010                                  71,623            9.51      to           12.50             754,487
 2009                                  55,743            7.67      to           10.17             493,119
ARIEL APPRECIATION FUND
 2013                                   8,287           18.37      to           55.72             166,957
 2012                                   7,460           12.72      to           41.02             104,950
 2011                                   8,062           10.79      to           38.70             100,930
 2010                                  11,936           11.80      to           42.39             156,423
 2009                                   8,966            9.99      to           35.45             101,839
ARIEL FUND
 2013                                  13,141           15.74      to           73.68             220,259
 2012                                  10,686           11.02      to           51.21             125,981
 2011                                   8,048            9.27      to           42.97              80,769
 2010                                  12,368           10.59      to           48.57             138,494
 2009                                   4,473            8.51      to           38.56              42,699
ARTISAN MID CAP VALUE FUND
 2013                                 137,361           19.61      to           42.21           5,017,556
 2012                                 129,993           14.62      to           31.09           3,413,763
 2011                                 129,328           13.29      to           27.91           2,840,476
 2010                                 108,837           12.64      to           20.08           2,188,480
 2009                                  54,493           11.19      to           17.98             701,964
AVE MARIA OPPORTUNITY FUND
 2013                                   5,259           14.94      to           15.59              79,157
 2012                                   1,857           11.96      to           12.03              22,332
 2011                                     891           11.67      to           11.71              10,416
 2010                                      13           11.66      to           11.66                 150
AVE MARIA RISING DIVIDEND
 FUND
 2013                                  77,418           17.44      to           18.30           1,385,464
 2012                                  44,891           13.19      to           13.67             603,463
 2011                                  49,795           11.73      to           12.00             593,844
 2010                                   1,184           11.44      to           11.44              13,546
AVE MARIA GROWTH FUND
 2013                                  12,012           18.20      to           19.09             220,327
 2012                                   8,346           14.01      to           14.52             117,285
 2011                                   5,397           12.37      to           12.66              66,894
 2010                                     814           12.46      to           12.48              10,159
LIFEPATH 2020 PORTFOLIO
 2013                               1,409,826           13.71      to           21.05          22,554,551
 2012                               1,375,538           12.66      to           19.20          20,040,261
 2011                               1,163,857           11.55      to           17.29          15,271,201
 2010                                 926,374           11.12      to           15.92          11,965,477
 2009                                 736,667           10.18      to           15.37           7,002,102

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2013                             --      to       1.25%      2.12%     to       2.20%      22.96%     to       24.51%
 2012                             --      to       1.25%      2.58%     to       2.92%      17.30%     to       18.77%
 2011                             --      to       1.25%      2.48%     to       3.58%      (8.98)%    to       (7.55)%
 2010                             --      to       1.25%      2.65%     to       2.66%       4.81%     to        6.07%
 2009                             --      to       1.25%      1.91%     to       2.50%      29.94%     to       31.57%
AMERICAN FUNDS SMALLCAP WORLD
 FUND
 2013                           0.50%     to       1.25%        --      to         --       27.35%     to       28.31%
 2012                           0.50%     to       1.25%      1.21%     to       1.37%      20.08%     to       20.98%
 2011                           0.50%     to       1.25%        --      to         --      (15.67)%    to      (15.04)%
 2010                           0.50%     to       1.25%      1.25%     to       1.35%      22.98%     to       23.90%
 2009                           0.50%     to       1.25%      0.61%     to       0.77%      51.20%     to       52.34%
ARIEL APPRECIATION FUND
 2013                             --      to       1.25%      0.88%     to       1.33%      35.84%     to       44.40%
 2012                             --      to       1.25%      0.48%     to       0.95%       5.99%     to       17.87%
 2011                             --      to       1.25%      0.13%     to       0.38%      (8.70)%    to       (8.50)%
 2010                             --      to       1.25%      0.04%     to       0.13%      18.13%     to       19.58%
 2009                             --      to       1.25%      0.18%     to       0.96%      60.94%     to       62.76%
ARIEL FUND
 2013                             --      to       1.25%      0.13%     to       0.58%      42.88%     to       43.88%
 2012                             --      to       1.25%      1.01%     to       1.21%      18.83%     to       19.18%
 2011                             --      to       1.25%      0.17%     to       0.20%     (12.44)%    to      (11.53)%
 2010                             --      to       1.25%      0.01%     to       0.02%      24.41%     to       25.96%
 2009                             --      to       1.25%      0.04%     to       0.07%      61.39%     to       63.39%
ARTISAN MID CAP VALUE FUND
 2013                             --      to       1.25%      0.45%     to       0.46%      34.11%     to       35.80%
 2012                             --      to       1.25%      0.28%     to       0.65%      10.01%     to       11.39%
 2011                             --      to       1.25%      0.68%     to       1.05%       5.10%     to        6.42%
 2010                             --      to       1.25%      0.80%     to       0.95%      11.68%     to       12.95%
 2009                             --      to       1.25%      0.47%     to       0.48%      37.52%     to       38.74%
AVE MARIA OPPORTUNITY FUND
 2013                           0.15%     to       1.25%        --      to         --       24.91%     to       26.29%
 2012                           1.05%     to       1.25%      0.11%     to       0.28%       2.53%     to        2.74%
 2011                           1.05%     to       1.25%        --      to         --        0.03%     to        0.23%
 2010                           1.25%     to       1.25%      0.10%     to       0.10%       9.30%     to        9.30%
AVE MARIA RISING DIVIDEND
 FUND
 2013                             --      to       1.25%      0.89%     to       1.13%      32.19%     to       33.85%
 2012                             --      to       1.25%      1.61%     to       1.84%      12.48%     to       13.89%
 2011                             --      to       1.25%      0.43%     to       1.63%       3.33%     to        4.63%
 2010                           0.35%     to       0.35%      0.44%     to       0.44%       5.88%     to        5.88%
AVE MARIA GROWTH FUND
 2013                             --      to       1.25%        --      to         --       29.86%     to       31.49%
 2012                             --      to       1.25%        --      to         --       13.28%     to       14.71%
 2011                             --      to       1.25%        --      to         --       (0.71)%    to        0.53%
 2010                           1.05%     to       1.25%        --      to         --       10.04%     to       10.19%
LIFEPATH 2020 PORTFOLIO
 2013                             --      to       1.25%      1.40%     to       1.52%       8.31%     to        9.67%
 2012                             --      to       1.25%      1.70%     to       1.85%       9.62%     to       10.99%
 2011                             --      to       1.25%      1.96%     to      17.03%         --      to        1.47%
 2010                             --      to       1.25%      1.75%     to       2.12%       8.89%     to        9.19%
 2009                             --      to       1.25%      3.33%     to       6.79%      20.90%     to       22.71%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO
 2013                               1,508,189          $13.82      to          $22.27         $21,957,542
 2012                               1,435,591           12.32      to           19.59          18,200,764
 2011                               1,113,127           11.03      to           17.32          12,734,908
 2010                                 901,331           10.77      to           14.63          10,301,755
 2009                                 638,521            9.78      to           15.59           5,866,706
LIFEPATH 2040 PORTFOLIO
 2013                               1,395,131           13.82      to           23.17          19,732,635
 2012                               1,264,438           11.97      to           19.81          15,311,869
 2011                               1,011,424           10.56      to           17.26          10,832,836
 2010                                 775,430           10.47      to           17.78           8,620,115
 2009                                 569,484            9.43      to           15.69           5,085,773
LIFEPATH RETIREMENT PORTFOLIO
 2013                                 357,572           13.80      to           18.83           5,445,745
 2012                                 387,441           13.15      to           17.72           5,478,537
 2011                                 403,301           12.26      to           16.32           5,235,451
 2010                                 357,177           11.55      to           11.71           4,466,142
 2009                                 294,658           10.80      to           10.87           3,072,743
LIFEPATH 2050 PORTFOLIO
 2013                                 108,588           14.68      to           15.40           1,624,097
 2012                                  82,225           12.43      to           12.88           1,032,368
 2011                                  24,182           10.87      to           11.13             263,697
 2010                                   4,227           11.26      to           11.48              48,072
BLACKROCK LIFEPATH 2025 FUND
 2013                                   9,303           11.92      to           12.10             111,715
 2012                                     473           10.82      to           10.87               5,135
BLACKROCK LIFEPATH 2035 FUND
 2013                                   2,650           12.45      to           12.63              33,229
 2012                                      85           10.95      to           10.99                 941
BLACKROCK LIFEPATH 2045 FUND
 2013                                   2,611           12.92      to           13.15              34,157
 2012                                       1           11.07      to           11.07                  10
BLACKROCK LIFEPATH 2055 FUND
 2013                                   1,672           13.28      to           13.52              22,510
BARON SMALL CAP FUND
 2013                                 114,755           18.40      to           34.79           2,740,594
 2012                                 102,446           13.52      to           26.22           1,774,327
 2011                                  85,980           11.61      to           22.93           1,262,766
 2010                                  64,128           11.94      to           23.78             954,885
 2009                                   5,498            9.79      to           19.26              61,215
BLACKROCK U.S. GOVERNMENT
 BOND PORTFOLIO
 2013                                  27,307           10.12      to           10.35             280,553
 2012                                  27,202           10.52      to           10.66             288,646
 2011                                  24,462           10.39      to           10.44             254,989
BLACKROCK EQUITY DIVIDEND
 FUND
 2013                                 174,391           24.75      to           26.28           4,471,029
 2012                                 135,065           20.15      to           21.14           2,792,567
 2011                                  76,200           18.23      to           18.89           1,412,801
 2010                                  30,772           17.48      to           17.72             542,873
 2009                                   6,390           15.68      to           15.77             100,636

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO
 2013                             --      to       1.25%      1.63%     to       1.67%      12.25%     to       13.66%
 2012                             --      to       1.25%      1.72%     to       1.93%      11.69%     to       13.09%
 2011                             --      to       1.25%      1.74%     to       1.95%      (2.10)%    to       (0.63)%
 2010                             --      to       1.25%      1.62%     to       1.80%       9.92%     to       10.15%
 2009                             --      to       1.25%      2.97%     to       4.91%      23.95%     to       25.77%
LIFEPATH 2040 PORTFOLIO
 2013                             --      to       1.25%      1.69%     to       1.75%      15.52%     to       16.98%
 2012                             --      to       1.25%      1.87%     to       2.02%      13.30%     to       14.73%
 2011                             --      to       1.25%      1.66%     to      10.65%      (3.86)%    to       (2.38)%
 2010                             --      to       1.25%      1.57%     to       1.75%      10.85%     to       11.01%
 2009                             --      to       1.25%      2.75%     to       5.21%      26.26%     to       28.08%
LIFEPATH RETIREMENT PORTFOLIO
 2013                             --      to       1.25%      1.28%     to       1.33%       4.94%     to        6.25%
 2012                             --      to       1.25%      1.70%     to       1.80%       7.26%     to        8.61%
 2011                             --      to       1.25%      2.24%     to       2.31%       2.31%     to        3.96%
 2010                             --      to       1.25%      1.93%     to       2.14%       6.94%     to        7.77%
 2009                             --      to       1.25%      3.49%     to       3.51%      14.65%     to       16.50%
LIFEPATH 2050 PORTFOLIO
 2013                             --      to       1.25%      1.66%     to       1.87%      18.05%     to       19.53%
 2012                             --      to       1.25%      1.94%     to       2.24%      14.36%     to       15.80%
 2011                             --      to       1.25%      1.89%     to       1.98%      (5.25)%    to       (3.83)%
 2010                             --      to       1.25%      0.88%     to       2.16%       6.19%     to       13.49%
BLACKROCK LIFEPATH 2025 FUND
 2013                           0.50%     to       1.25%      0.84%     to       1.80%      10.14%     to       10.97%
 2012                           0.85%     to       1.25%      0.88%     to       1.73%       8.24%     to        8.66%
BLACKROCK LIFEPATH 2035 FUND
 2013                           0.50%     to       1.25%      1.17%     to       1.86%      13.65%     to       14.50%
 2012                           0.85%     to       1.25%      0.76%     to       0.93%       9.52%     to        9.94%
BLACKROCK LIFEPATH 2045 FUND
 2013                           0.35%     to       1.25%      1.81%     to       2.59%      16.70%     to       17.76%
 2012                           1.25%     to       1.25%      0.81%     to       0.81%      10.70%     to       10.70%
BLACKROCK LIFEPATH 2055 FUND
 2013                           0.35%     to       1.25%      1.07%     to       2.61%      19.21%     to       20.28%
BARON SMALL CAP FUND
 2013                             --      to       1.25%        --      to         --       32.68%     to       36.06%
 2012                             --      to       1.25%        --      to         --       14.35%     to       18.32%
 2011                             --      to       1.25%        --      to         --       (2.81)%    to       (1.58)%
 2010                             --      to       1.25%        --      to         --       21.94%     to       23.47%
 2009                             --      to       1.25%        --      to         --       33.58%     to       35.25%
BLACKROCK U.S. GOVERNMENT
 BOND PORTFOLIO
 2013                           0.35%     to       1.25%      1.84%     to       1.84%      (3.76)%    to       (2.89)%
 2012                           0.35%     to       1.25%      1.42%     to       1.42%       1.19%     to        2.11%
 2011                           0.35%     to       1.25%      0.80%     to       0.80%       3.94%     to        4.41%
BLACKROCK EQUITY DIVIDEND
 FUND
 2013                             --      to       1.25%      1.85%     to       2.01%      22.80%     to       24.35%
 2012                             --      to       1.25%      2.23%     to       2.32%      10.53%     to       11.92%
 2011                             --      to       1.25%      0.37%     to       2.14%       4.29%     to        5.60%
 2010                           0.50%     to       1.25%      2.25%     to       2.96%      11.52%     to       12.35%
 2009                           0.50%     to       1.25%      2.35%     to       2.46%      56.77%     to       57.74%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK CAPITAL
 APPRECIATION FUND
 2013                                  18,245          $24.79      to          $25.71            $464,824
 2012                                  72,577           18.76      to           19.57           1,413,532
 2011                                  33,337           16.68      to           17.20             572,474
 2010                                       3           18.58      to           18.58                  51
BLACKROCK FLEXIBLE EQUITY
 FUND
 2013                                   3,791           25.72      to           26.67              98,429
 2012                                   3,135           21.05      to           21.54              66,556
 2011                                   4,073           19.21      to           19.54              78,834
 2010                                   2,874           20.60      to           20.79              59,459
 2009                                      10           17.30      to           17.30                 174
CALVERT VP SRI BALANCED
 PORTFOLIO
 2013                                  36,639           13.36      to           13.36             489,550
 2012                                  38,069           11.40      to           11.40             434,078
 2011                                  38,073           10.39      to           10.39             395,595
 2010                                  36,437           10.01      to           10.01             364,613
 2009                                  36,373            8.99      to            8.99             326,973
CALVERT EQUITY PORTFOLIO
 2013                                 267,616           16.25      to           48.01           4,919,951
 2012                                 287,763           12.61      to           38.44           4,058,581
 2011                                 254,367           11.06      to           33.33           3,018,997
 2010                                 201,439           11.45      to           35.79           2,422,847
 2009                                 134,920            9.89      to           30.53           1,434,383
CALVERT BOND PORTFOLIO
 2013                                 166,858           12.49      to           13.02           2,107,488
 2012                                 176,996           12.99      to           13.07           2,309,668
 2011                                 149,457           12.18      to           12.21           1,820,395
 2010                                 125,142           11.58      to           11.71           1,460,811
 2009                                  75,122           10.94      to           11.17             836,800
CALVERT INCOME FUND
 2013                                  74,676           11.36      to           11.85             863,288
 2012                                  77,771           11.59      to           12.00             911,409
 2011                                  99,830           10.80      to           11.11           1,091,056
 2010                                  83,070           10.66      to           10.88             891,878
 2009                                  50,604           10.14      to           10.27             514,892
COLUMBIA CONTRARIAN CORE FUND
 2013                                  27,178           29.67      to           31.52             831,753
 2012                                  24,330           22.19      to           23.28             550,941
 2011                                  20,759           18.99      to           19.67             401,141
 2010                                   7,059           19.46      to           19.64             138,604
 2009                                   5,681           17.00      to           17.07              96,959
COLUMBIA MARSICO 21ST CENTURY
 FUND
 2013                                   2,901           26.38      to           26.38              76,548
 2012                                   3,918           18.80      to           18.80              73,673
 2011                                   1,922           17.03      to           17.03              32,731
 2010                                     405           19.68      to           19.68               7,970
 2009                                     248           17.04      to           17.04               4,223

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK CAPITAL
 APPRECIATION FUND
 2013                           0.50%     to       1.25%        --      to         --       32.14%     to       33.13%
 2012                           0.15%     to       1.25%      0.20%     to       0.27%      12.51%     to       13.76%
 2011                           0.15%     to       1.25%        --      to         --      (10.26)%    to       (9.27)%
 2010                           1.25%     to       1.25%        --      to         --       17.82%     to       17.82%
BLACKROCK FLEXIBLE EQUITY
 FUND
 2013                           0.50%     to       1.25%      1.50%     to       1.53%      22.20%     to       23.12%
 2012                           0.65%     to       1.25%      1.22%     to       1.27%       9.56%     to       10.22%
 2011                           0.65%     to       1.25%      0.59%     to       0.92%      (6.74)%    to       (6.18)%
 2010                           0.75%     to       1.25%      0.81%     to       2.27%      19.10%     to       19.69%
 2009                           1.25%     to       1.25%      0.38%     to       0.38%      72.97%     to       72.97%
CALVERT VP SRI BALANCED
 PORTFOLIO
 2013                           0.70%     to       0.70%      1.05%     to       1.05%      17.18%     to       17.18%
 2012                           0.70%     to       0.70%      1.25%     to       1.25%       9.74%     to        9.74%
 2011                           0.70%     to       0.70%      1.33%     to       1.33%       3.84%     to        3.84%
 2010                           0.70%     to       0.70%      1.47%     to       1.47%      11.32%     to       11.32%
 2009                           0.70%     to       0.70%      2.23%     to       2.23%      24.42%     to       24.42%
CALVERT EQUITY PORTFOLIO
 2013                             --      to       1.25%      0.12%     to       0.13%      24.90%     to       28.80%
 2012                             --      to       1.25%      0.02%     to       0.05%      14.08%     to       15.33%
 2011                             --      to       1.25%        --      to         --       (6.87)%    to       (3.45)%
 2010                             --      to       1.25%        --      to         --       15.77%     to       17.23%
 2009                             --      to       1.25%      0.14%     to       0.23%      31.76%     to       33.26%
CALVERT BOND PORTFOLIO
 2013                             --      to       1.25%      2.19%     to       2.19%      (3.82)%    to       (2.61)%
 2012                             --      to       1.25%      2.25%     to       2.43%       6.33%     to        7.29%
 2011                           0.35%     to       1.25%      2.80%     to       2.82%       4.29%     to        5.23%
 2010                           0.35%     to       1.25%      2.47%     to       2.49%       4.85%     to        5.80%
 2009                           0.35%     to       1.25%      3.03%     to       3.12%       9.49%     to       10.48%
CALVERT INCOME FUND
 2013                           0.50%     to       1.25%      2.68%     to       2.88%      (1.98)%    to       (1.24)%
 2012                           0.50%     to       1.25%      3.12%     to       3.23%       7.28%     to        8.08%
 2011                           0.50%     to       1.25%      3.33%     to       3.40%       1.36%     to        2.12%
 2010                           0.50%     to       1.25%      3.34%     to       3.36%       5.12%     to        5.91%
 2009                           0.50%     to       1.25%      3.64%     to       3.70%      14.97%     to       15.84%
COLUMBIA CONTRARIAN CORE FUND
 2013                             --      to       1.25%      0.70%     to       0.72%      33.73%     to       35.41%
 2012                             --      to       1.25%      0.50%     to       1.27%      16.86%     to       18.33%
 2011                             --      to       1.25%      0.53%     to       0.63%      (2.41)%    to       (1.19)%
 2010                           0.75%     to       1.25%      0.28%     to       0.42%      14.47%     to       15.04%
 2009                           0.75%     to       1.25%      0.40%     to       2.40%      69.99%     to       70.69%
COLUMBIA MARSICO 21ST CENTURY
 FUND
 2013                           1.25%     to       1.25%        --      to         --       40.31%     to       40.31%
 2012                           1.25%     to       1.25%      0.03%     to       0.03%      10.39%     to       10.39%
 2011                           1.25%     to       1.25%        --      to         --      (13.45)%    to      (13.45)%
 2010                           1.25%     to       1.25%        --      to         --       15.50%     to       15.50%
 2009                           1.25%     to       1.25%        --      to         --       70.39%     to       70.39%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE I
 FUND
 2013                                   3,134          $29.85      to          $30.95             $95,393
 2012                                   3,007           22.58      to           23.01              68,582
 2011                                   3,286           20.58      to           20.87              68,216
 2010                                   3,026           22.22      to           22.43              67,626
 2009                                     961           17.90      to           17.97              17,268
COLUMBIA MARSICO
 INTERNATIONAL OPPORTUNITIES
 FUND
 2013                                     957           12.85      to           13.45              12,673
 2012                                   1,145           10.83      to           11.27              12,753
 2011                                   2,291            9.31      to            9.62              20,837
 2010                                   2,242           11.21      to           11.42              25,308
 2009                                   2,281            9.98      to           10.12              22,872
COLUMBIA MID CAP VALUE FUND
 2013                                  78,712           12.38      to           13.01             990,468
 2012                                  96,134            9.28      to            9.67             907,065
 2011                                  78,679            8.06      to            8.35             644,478
 2010                                  81,099            8.53      to            8.76             697,234
 2009                                  56,508            7.03      to            7.16             399,189
COLUMBIA ACORN FUND
 2013                                  90,880           31.20      to           33.14           2,953,768
 2012                                  83,576           24.20      to           25.39           2,092,546
 2011                                  55,103           20.84      to           21.58           1,175,371
 2010                                  45,249           22.19      to           22.70           1,020,890
 2009                                     832           17.89      to           17.89              14,875
COLUMBIA MARSICO GROWTH VS
 FUND
 2013                                  51,846           13.02      to           15.80             780,250
 2012                                  56,822            9.64      to           11.81             635,882
 2011                                  55,899            8.62      to           10.65             552,489
 2010                                  41,425            8.80      to           10.98             423,520
 2009                                  40,462            7.40      to            9.31             357,723
CRM MID CAP VALUE FUND
 2013                                  11,558           17.19      to           18.57             212,830
 2012                                  13,516           13.08      to           14.00             187,450
 2011                                  14,220           11.26      to           11.95             168,015
 2010                                  16,210           12.27      to           12.91             207,440
 2009                                  18,943           10.48      to           10.93             205,603
COLUMBIA SMALL CAP CORE FUND
 2013                                   6,887           17.97      to           18.49             125,683
 2012                                  21,756           13.40      to           13.88             297,135
 2011                                  23,314           12.00      to           12.28             283,597
 2010                                  19,428           12.54      to           12.62             245,159
CALAMOS INTERNATIONAL GROWTH
 FUND
 2013                                      52           10.98      to           10.98                 567
DAVIS FINANCIAL FUND
 2013                                  11,596           10.88      to           12.98             140,252
 2012                                  11,185            8.32      to           10.00             104,792
 2011                                   8,523            7.08      to            8.57              70,664
 2010                                   6,273            7.82      to            9.54              57,150
 2009                                   4,172            7.06      to            8.68              35,520

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE I
 FUND
 2013                           0.50%     to       1.25%      0.60%     to       0.62%      32.20%     to       33.20%
 2012                           0.75%     to       1.25%      0.54%     to       0.61%       9.73%     to       10.28%
 2011                           0.75%     to       1.25%      0.40%     to       0.41%      (7.40)%    to       (6.94)%
 2010                           0.75%     to       1.25%      1.25%     to       2.93%      24.16%     to       24.78%
 2009                           0.75%     to       1.25%      1.50%     to       2.47%      78.98%     to       79.71%
COLUMBIA MARSICO
 INTERNATIONAL OPPORTUNITIES
 FUND
 2013                           0.65%     to       1.25%      1.33%     to       1.36%      18.65%     to       19.36%
 2012                           0.65%     to       1.25%        --      to         --       16.38%     to       17.08%
 2011                           0.65%     to       1.25%        --      to         --      (16.98)%    to      (16.48)%
 2010                           0.85%     to       1.25%      1.62%     to       1.63%      12.33%     to       12.78%
 2009                           0.85%     to       1.25%      1.55%     to       2.47%      36.26%     to       36.81%
COLUMBIA MID CAP VALUE FUND
 2013                           0.50%     to       1.25%      0.39%     to       0.40%      33.48%     to       34.48%
 2012                           0.50%     to       1.25%      0.75%     to       0.76%      15.04%     to       15.91%
 2011                           0.50%     to       1.25%      0.47%     to       0.66%      (5.47)%    to       (4.76)%
 2010                           0.50%     to       1.25%      1.25%     to       1.27%      21.41%     to       22.32%
 2009                           0.50%     to       1.25%      0.99%     to       1.00%      30.61%     to       31.59%
COLUMBIA ACORN FUND
 2013                             --      to       1.25%      0.10%     to       0.12%      28.90%     to       30.53%
 2012                             --      to       1.25%      0.23%     to       0.25%      16.16%     to       17.62%
 2011                             --      to       1.25%      0.05%     to       0.06%      (6.09)%    to       (4.91)%
 2010                             --      to       1.25%      0.07%     to       0.07%      24.05%     to       25.61%
 2009                           1.25%     to       1.25%        --      to         --       78.86%     to       78.86%
COLUMBIA MARSICO GROWTH VS
 FUND
 2013                           0.35%     to       1.25%        --      to         --       33.83%     to       35.04%
 2012                           0.35%     to       1.25%      0.24%     to       0.29%      10.90%     to       11.90%
 2011                           0.35%     to       1.25%        --      to         --       (2.99)%    to       (2.11)%
 2010                           0.35%     to       1.25%        --      to         --       17.95%     to       19.02%
 2009                           0.35%     to       1.25%      0.60%     to       0.61%      27.47%     to       28.63%
CRM MID CAP VALUE FUND
 2013                           0.35%     to       1.25%      0.47%     to       0.50%      31.44%     to       32.63%
 2012                           0.35%     to       1.25%      0.87%     to       1.07%      16.15%     to       17.20%
 2011                           0.35%     to       1.25%      0.48%     to       0.51%      (8.28)%    to       (7.45)%
 2010                           0.35%     to       1.25%      0.35%     to       0.36%      17.10%     to       18.16%
 2009                           0.35%     to       1.25%      0.33%     to       0.34%      26.81%     to       27.96%
COLUMBIA SMALL CAP CORE FUND
 2013                           0.50%     to       1.25%        --      to       0.07%      34.13%     to       35.14%
 2012                             --      to       1.25%      0.29%     to       0.58%      11.63%     to       13.03%
 2011                             --      to       1.25%        --      to         --       (4.30)%    to       (3.09)%
 2010                           0.50%     to       1.25%        --      to         --        9.05%     to        9.59%
CALAMOS INTERNATIONAL GROWTH
 FUND
 2013                           1.25%     to       1.25%      0.66%     to       0.66%       9.78%     to        9.78%
DAVIS FINANCIAL FUND
 2013                           0.50%     to       1.25%      0.52%     to       0.56%      29.82%     to       30.80%
 2012                           0.50%     to       1.25%      0.97%     to       1.41%      16.68%     to       17.56%
 2011                           0.50%     to       1.25%      1.50%     to       1.87%     (10.16)%    to       (9.48)%
 2010                           0.50%     to       1.25%      0.75%     to       0.79%       9.87%     to       10.69%
 2009                           0.50%     to       1.25%      0.17%     to       0.20%      44.21%     to       45.29%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
 2013                                 396,198          $18.37      to          $52.65          $7,264,302
 2012                                 400,399           13.82      to           39.12           5,536,362
 2011                                 421,623           12.41      to           34.71           5,177,625
 2010                                 416,853           13.20      to           36.45           5,183,677
 2009                                 379,280           11.92      to           30.98           5,424,698
DAVIS OPPORTUNITY FUND
 2013                                  13,886           12.62      to           14.02             187,380
 2012                                  12,429            8.93      to           10.00             123,502
 2011                                  13,568            8.00      to            9.02             119,263
 2010                                  25,990            8.34      to            9.48             246,989
 2009                                  20,107            7.36      to            8.43             169,160
DELAWARE DIVERSIFIED INCOME
 FUND
 2013                                  12,061           10.25      to           10.40             124,301
 2012                                     774           10.52      to           10.57               8,150
DELAWARE EXTENDED DURATION
 BOND FUND
 2013                                      24           10.96      to           10.96                 267
 2012                                       6           11.51      to           11.51                  68
DREYFUS BOND MARKET INDEX
 FUND
 2013                                 529,424           11.60      to           12.45           6,393,667
 2012                                 452,028           12.06      to           12.78           5,629,074
 2011                                 327,784           11.78      to           12.33           3,948,792
 2010                                 230,962           11.10      to           11.37           2,604,776
 2009                                  46,761           10.60      to           10.74             497,453
DREYFUS VIF APPRECIATION
 PORTFOLIO
 2013                                   1,117           15.77      to           15.77              17,617
 2012                                   6,090           13.11      to           13.11              79,848
 2011                                     778           11.96      to           11.96               9,297
 2010                                      42           11.04      to           11.04                 460
 2009                                      28            9.64      to            9.64                 265
DREYFUS INTERNATIONAL STOCK
 INDEX FUND
 2013                                  20,966           13.29      to           13.29             278,544
 2012                                  10,595           10.97      to           10.97             116,212
 2011                                   6,917            9.32      to            9.32              64,439
 2010                                   2,090           10.65      to           10.65              22,250
DREYFUS MIDCAP INDEX FUND
 2013                                 249,919           18.64      to           57.96           5,413,209
 2012                                 212,945           14.20      to           43.63           3,303,917
 2011                                 174,455           12.27      to           37.22           2,156,707
 2010                                  89,611           12.71      to           27.88           1,137,042
 2009                                  56,257           10.21      to           22.60             586,414
DREYFUS SMALLCAP STOCK INDEX
 FUND
 2013                                 141,865           18.82      to           44.69           3,132,831
 2012                                 105,794           13.54      to           31.75           1,614,945
 2011                                  90,075           11.82      to           27.36           1,127,638
 2010                                  61,276           11.87      to           20.42             764,469
 2009                                  30,602            9.53      to           16.63             292,502

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
 2013                             --      to       1.25%      0.51%     to       0.52%      32.89%     to       34.56%
 2012                             --      to       1.25%      1.36%     to       1.76%      11.33%     to       12.73%
 2011                             --      to       1.25%      0.57%     to       0.61%      (5.97)%    to       (4.78)%
 2010                             --      to       1.25%      0.13%     to       1.17%      10.72%     to       12.11%
 2009                             --      to       1.25%      0.78%     to       1.01%      30.42%     to       31.16%
DAVIS OPPORTUNITY FUND
 2013                           0.50%     to       1.25%      0.12%     to       0.22%      40.27%     to       41.32%
 2012                           0.50%     to       1.25%      0.69%     to       1.48%      10.78%     to       11.62%
 2011                           0.50%     to       1.25%      1.55%     to       3.04%      (4.83)%    to       (4.11)%
 2010                           0.50%     to       1.25%      1.59%     to       1.64%      12.51%     to       13.36%
 2009                           0.50%     to       1.25%      0.58%     to       0.62%      43.01%     to       44.09%
DELAWARE DIVERSIFIED INCOME
 FUND
 2013                           0.50%     to       1.25%      2.24%     to       3.71%      (2.60)%    to       (1.87)%
 2012                           0.85%     to       1.25%      0.04%     to       0.12%       5.25%     to        5.65%
DELAWARE EXTENDED DURATION
 BOND FUND
 2013                           0.85%     to       0.85%      4.62%     to       4.62%      (4.82)%    to       (4.82)%
 2012                           0.85%     to       0.85%      1.26%     to       1.26%      15.12%     to       15.12%
DREYFUS BOND MARKET INDEX
 FUND
 2013                             --      to       1.25%      2.57%     to       2.57%      (3.80)%    to       (2.59)%
 2012                             --      to       1.25%      2.93%     to       2.94%       2.41%     to        3.70%
 2011                             --      to       1.25%      0.26%     to       3.24%       6.10%     to        7.43%
 2010                           0.35%     to       1.25%      2.61%     to       3.42%       4.68%     to        5.63%
 2009                           0.50%     to       1.25%      3.61%     to       3.64%       3.17%     to        3.95%
DREYFUS VIF APPRECIATION
 PORTFOLIO
 2013                           0.70%     to       0.70%      1.02%     to       1.02%      20.26%     to       20.26%
 2012                           0.70%     to       0.70%      4.17%     to       4.17%       9.66%     to        9.66%
 2011                           0.70%     to       0.70%      0.23%     to       0.23%       8.25%     to        8.25%
 2010                           0.70%     to       0.70%        --      to         --       14.51%     to       14.51%
 2009                           0.70%     to       0.70%      2.58%     to       2.58%      21.70%     to       21.70%
DREYFUS INTERNATIONAL STOCK
 INDEX FUND
 2013                             --      to         --       3.09%     to       3.09%      21.12%     to       21.12%
 2012                             --      to         --       3.18%     to       3.18%      17.74%     to       17.74%
 2011                             --      to         --       4.39%     to       4.39%     (12.51)%    to      (12.51)%
 2010                             --      to         --       3.70%     to       3.70%       7.31%     to        7.31%
DREYFUS MIDCAP INDEX FUND
 2013                             --      to       1.25%      0.91%     to       1.20%      31.22%     to       32.86%
 2012                             --      to       1.25%      1.29%     to       1.55%      15.75%     to       17.20%
 2011                             --      to       1.25%      0.77%     to       0.80%      (3.42)%    to       (2.20)%
 2010                             --      to       1.25%      0.90%     to       0.91%      23.36%     to       24.46%
 2009                             --      to       1.25%      1.27%     to       2.06%      35.34%     to       35.41%
DREYFUS SMALLCAP STOCK INDEX
 FUND
 2013                             --      to       1.25%      0.83%     to       1.02%      39.01%     to       40.76%
 2012                             --      to       1.25%      1.58%     to       1.69%      14.58%     to       16.02%
 2011                             --      to       1.25%      0.60%     to       0.67%      (0.43)%    to        0.82%
 2010                             --      to       1.25%      0.86%     to       1.12%      22.79%     to       24.48%
 2009                             --      to       1.25%      0.92%     to       1.37%      23.66%     to       24.20%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2013                                     215          $15.58      to          $15.58              $3,351
 2012                                     192           11.47      to           11.47               2,198
 2011                                     166            9.78      to            9.78               1,620
 2010                                     142           10.14      to           10.14               1,438
 2009                                       9            8.60      to            8.60                  73
DREYFUS VIF QUALITY BOND
 PORTFOLIO
 2013                                   4,515           13.43      to           13.43              60,626
 2012                                  23,085           13.73      to           13.73             317,016
 2011                                  39,483           12.92      to           12.92             510,300
 2010                                  15,861           12.16      to           12.16             192,873
 2009                                  20,597           11.30      to           11.30             232,735
DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC.
 2013                                     623           16.48      to           16.48              10,266
DREYFUS S&P 500 INDEX FUND
 2013                                 647,412           13.76      to           14.77           9,259,266
 2012                                 549,672           10.57      to           11.21           5,993,633
 2011                                 427,026            9.27      to            9.71           4,050,119
 2010                                 282,431            9.24      to            9.46           2,647,912
 2009                                 124,224            8.16      to            8.27           1,020,352
DREYFUS INTERMEDIATE TERM
 INCOME FUND
 2013                                 116,160           12.53      to           13.07           1,502,237
 2012                                 236,733           12.86      to           13.31           3,119,414
 2011                                 156,657           12.14      to           12.48           1,932,013
 2010                                 132,866           11.46      to           11.69           1,542,086
 2009                                 118,684           10.64      to           10.86           1,273,378
EATON VANCE LARGE-CAP VALUE
 FUND
 2013                                 793,124           12.07      to           14.21           9,698,245
 2012                                 830,918            9.33      to           11.13           7,884,453
 2011                                 863,220            8.06      to            9.73           7,062,052
 2010                                 726,068            8.44      to           10.31           6,262,392
 2009                                 404,311            7.67      to            9.49           3,233,084
EATON VANCE DIVIDEND BUILDER
 FUND
 2013                                 105,644           10.99      to           15.51           1,347,189
 2012                                 116,428            8.79      to           12.53           1,176,253
 2011                                 102,251            7.78      to           11.18             923,423
 2010                                  85,853            7.72      to           11.19             765,852
 2009                                  65,233            7.10      to           10.39             540,729
EATON VANCE WORLDWIDE HEALTH
 SCIENCES FUND
 2013                                  19,581           20.39      to           21.21             408,618
 2012                                  23,768           13.12      to           14.86             325,163
 2011                                  19,169           11.42      to           13.03             225,374
 2010                                  14,816           10.96      to           12.59             170,288
 2009                                  10,005            9.91      to           11.47             107,797
EATON VANCE INCOME FUND OF
 BOSTON
 2013                                 140,187           15.19      to           15.96           2,155,873
 2012                                 137,115           14.23      to           15.06           2,002,627
 2011                                  97,748           12.60      to           13.45           1,271,138
 2010                                  78,560           12.11      to           13.02             981,828
 2009                                  54,096           10.59      to           11.47             599,028

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2013                           0.70%     to       0.70%      0.92%     to       0.92%      35.83%     to       35.83%
 2012                           0.70%     to       0.70%      1.50%     to       1.50%      17.25%     to       17.25%
 2011                           0.70%     to       0.70%      1.30%     to       1.30%      (3.47)%    to       (3.47)%
 2010                           0.70%     to       0.70%      1.20%     to       1.20%      17.78%     to       17.78%
 2009                           0.70%     to       0.70%      1.25%     to       1.25%      27.81%     to       27.81%
DREYFUS VIF QUALITY BOND
 PORTFOLIO
 2013                           0.70%     to       0.70%      2.85%     to       2.85%      (2.23)%    to       (2.23)%
 2012                           0.70%     to       0.70%      3.06%     to       3.06%       6.25%     to        6.25%
 2011                           0.70%     to       0.70%      3.36%     to       3.36%       6.28%     to        6.28%
 2010                           0.70%     to       0.70%      3.79%     to       3.79%       7.62%     to        7.62%
 2009                           0.70%     to       0.70%      4.68%     to       4.68%      14.16%     to       14.16%
DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC.
 2013                           0.70%     to       0.70%        --      to         --       33.41%     to       33.41%
DREYFUS S&P 500 INDEX FUND
 2013                             --      to       1.25%      1.58%     to       1.91%      30.12%     to       31.76%
 2012                             --      to       1.25%      2.06%     to       2.39%      14.02%     to       15.45%
 2011                             --      to       1.25%      1.67%     to       1.89%       0.39%     to        1.65%
 2010                           0.35%     to       1.25%      1.49%     to       1.98%      13.14%     to       14.16%
 2009                           0.50%     to       1.25%      3.01%     to       3.92%      24.47%     to       25.41%
DREYFUS INTERMEDIATE TERM
 INCOME FUND
 2013                           0.50%     to       1.25%      2.35%     to       2.37%      (2.53)%    to       (1.80)%
 2012                           0.50%     to       1.25%      2.33%     to       2.33%       5.87%     to        6.66%
 2011                           0.50%     to       1.25%      2.85%     to       2.88%       5.98%     to        6.77%
 2010                           0.50%     to       1.25%      3.75%     to       3.78%       7.69%     to        8.50%
 2009                             --      to       1.25%      4.76%     to       4.78%      15.69%     to       17.14%
EATON VANCE LARGE-CAP VALUE
 FUND
 2013                             --      to       1.25%      1.19%     to       1.19%      27.74%     to       29.34%
 2012                             --      to       1.25%      1.71%     to       1.74%      14.33%     to       15.77%
 2011                             --      to       1.25%      1.54%     to       1.62%      (5.67)%    to       (4.48)%
 2010                             --      to       1.25%      1.12%     to       1.16%       8.68%     to       10.05%
 2009                             --      to       1.25%      1.45%     to       1.53%      15.56%     to       17.01%
EATON VANCE DIVIDEND BUILDER
 FUND
 2013                           0.35%     to       1.25%      1.47%     to       1.48%      23.85%     to       24.97%
 2012                           0.35%     to       1.25%      2.23%     to       2.35%      12.09%     to       13.10%
 2011                           0.35%     to       1.25%      3.62%     to       3.63%      (0.13)%    to        0.77%
 2010                           0.35%     to       1.25%      3.81%     to       3.83%       7.66%     to        8.64%
 2009                           0.35%     to       1.25%      4.16%     to       4.17%      11.48%     to       12.49%
EATON VANCE WORLDWIDE HEALTH
 SCIENCES FUND
 2013                           0.35%     to       1.25%      0.56%     to       0.71%      42.76%     to       44.05%
 2012                           0.50%     to       1.25%      2.50%     to       2.52%      14.05%     to       14.91%
 2011                           0.50%     to       1.25%        --      to         --        3.45%     to        4.23%
 2010                           0.50%     to       1.25%        --      to         --        9.75%     to       10.58%
 2009                           0.50%     to       1.25%        --      to         --        8.53%     to        9.34%
EATON VANCE INCOME FUND OF
 BOSTON
 2013                           0.50%     to       1.25%      6.04%     to       6.04%       5.97%     to        6.77%
 2012                           0.50%     to       1.25%      6.73%     to       6.77%      12.03%     to       12.87%
 2011                           0.50%     to       1.25%      7.57%     to       7.58%       3.26%     to        4.04%
 2010                           0.50%     to       1.25%      8.66%     to       8.67%      13.51%     to       14.37%
 2009                           0.50%     to       1.25%     10.33%     to      10.38%      55.36%     to       56.53%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
 2013                                      17          $20.04      to          $20.04                $349
 2012                                   1,315           17.10      to           17.10              22,495
 2011                                   1,326           15.24      to           15.45              20,482
 2010                                   1,299           15.37      to           15.37              19,966
EATON VANCE ATLANTA CAPITAL
 SMID-CAP FUND
 2013                                  12,398           14.69      to           14.91             183,786
 2012                                     985           10.96      to           11.00              10,803
WELLS FARGO ADVANTAGE ASSET
 ALLOCATION FUND
 2013                                  18,447           13.01      to           14.07             240,985
 2012                                  16,477           11.46      to           12.80             204,055
 2011                                  12,228           10.43      to           11.74             137,031
 2010                                   8,469           10.36      to           11.75              93,967
 2009                                  15,272           11.10      to           11.10             169,540
WELLS FARGO ADVANTAGE
 EMERGING MARKETS EQUITY FUND
 2013                                 101,438           21.62      to           22.96           2,228,327
 2012                                  79,358           22.48      to           23.57           1,806,264
 2011                                  44,415           20.23      to           20.96             905,639
 2010                                  18,947           23.87      to           24.19             454,636
 2009                                   1,078           19.77      to           19.86              21,319
WELLS FARGO ADVANTAGE UTILITY
 & TELECOMMUNICATION FUND
 2013                                   2,344           20.44      to           21.04              48,343
 2012                                   1,911           17.51      to           17.78              33,627
 2011                                   1,663           16.27      to           16.46              27,172
 2010                                   1,318           14.18      to           14.28              18,749
 2009                                     548           13.93      to           13.98               7,657
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND
 2013                                 364,616           17.20      to           22.22           6,595,615
 2012                                 338,999           12.76      to           16.69           4,519,976
 2011                                 250,403           10.80      to           14.31           2,827,478
 2010                                 237,198           10.91      to           14.64           2,705,446
 2009                                  58,294            9.70      to           13.06             658,822
ALGER MID CAP GROWTH
 INSTITUTIONAL FUND
 2013                                  89,255           12.34      to           16.12           1,200,253
 2012                                 104,192            9.09      to           11.98           1,071,775
 2011                                  98,630            7.85      to           10.44             882,642
 2010                                  91,684            8.54      to           11.46             898,717
 2009                                 137,735            7.32      to            9.72           1,096,679
ALGER SMALL CAP GROWTH
 INSTITUTIONAL FUND
 2013                                  19,007           14.02      to           14.88             273,118
 2012                                  16,408           10.58      to           11.04             176,716
 2011                                  15,186            9.53      to            9.87             146,725
 2010                                  11,560            9.94      to           10.21             115,907
 2009                                   6,794            8.01      to            8.17              54,773
NUVEEN MID CAP INDEX FUND
 2013                                 153,658           17.93      to           18.81           2,796,247
 2012                                 130,367           13.69      to           14.19           1,804,895
 2011                                  62,319           11.83      to           11.99             741,594
 2010                                  33,685           12.28      to           12.30             413,839

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
 2013                           1.25%     to       1.25%      0.44%     to       0.44%      19.46%     to       19.46%
 2012                           0.75%     to       0.75%      1.76%     to       1.76%      10.67%     to       10.67%
 2011                           0.75%     to       1.25%      0.41%     to       1.72%       0.06%     to        0.56%
 2010                           0.75%     to       0.75%      1.25%     to       1.25%       8.11%     to        8.11%
EATON VANCE ATLANTA CAPITAL
 SMID-CAP FUND
 2013                           0.50%     to       1.25%        --      to         --       34.04%     to       35.05%
 2012                           0.85%     to       1.25%        --      to         --        9.62%     to       10.04%
WELLS FARGO ADVANTAGE ASSET
 ALLOCATION FUND
 2013                           0.35%     to       1.25%      1.33%     to       1.80%       9.95%     to       10.95%
 2012                           0.50%     to       1.25%      2.63%     to       3.23%       8.98%     to        9.80%
 2011                           0.50%     to       1.25%      2.01%     to       2.44%      (0.08)%    to        0.67%
 2010                           0.50%     to       1.25%      0.85%     to       1.63%       5.86%     to        6.66%
 2009                           1.25%     to       1.25%      3.41%     to       3.41%      22.55%     to       22.55%
WELLS FARGO ADVANTAGE
 EMERGING MARKETS EQUITY FUND
 2013                             --      to       1.25%        --      to         --       (3.80)%    to       (2.59)%
 2012                             --      to       1.25%      0.35%     to       0.46%      11.09%     to       12.49%
 2011                             --      to       1.25%      0.51%     to       0.98%     (15.23)%    to      (14.16)%
 2010                           0.50%     to       1.25%      0.02%     to       0.08%      20.69%     to       21.60%
 2009                           0.75%     to       1.25%        --      to         --       97.74%     to       98.56%
WELLS FARGO ADVANTAGE UTILITY
 & TELECOMMUNICATION FUND
 2013                           0.65%     to       1.25%      2.35%     to       2.41%      16.77%     to       17.48%
 2012                           0.85%     to       1.25%      2.53%     to       2.55%       7.58%     to        8.01%
 2011                           0.85%     to       1.25%      2.23%     to       2.27%      14.76%     to       15.22%
 2010                           0.85%     to       1.25%      2.45%     to       4.04%       1.77%     to        2.18%
 2009                           0.85%     to       1.25%      2.44%     to       2.81%      39.33%     to       39.79%
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND
 2013                             --      to       1.25%      0.03%     to       0.03%      33.13%     to       34.81%
 2012                             --      to       1.25%      0.71%     to       0.78%      16.65%     to       18.11%
 2011                             --      to       1.25%        --      to         --       (2.26)%    to       (1.03)%
 2010                             --      to       1.25%        --      to         --       12.07%     to       13.48%
 2009                           0.35%     to       1.25%      0.22%     to       0.27%      47.27%     to       48.60%
ALGER MID CAP GROWTH
 INSTITUTIONAL FUND
 2013                           0.35%     to       1.25%        --      to         --       34.52%     to       35.73%
 2012                           0.35%     to       1.25%      0.21%     to       0.32%      14.80%     to       15.84%
 2011                           0.35%     to       1.25%        --      to         --       (8.89)%    to       (8.07)%
 2010                           0.35%     to       1.25%      0.25%     to       0.40%      17.84%     to       18.90%
 2009                             --      to       1.25%        --      to         --       49.52%     to       51.40%
ALGER SMALL CAP GROWTH
 INSTITUTIONAL FUND
 2013                           0.35%     to       1.25%        --      to         --       32.51%     to       33.71%
 2012                           0.50%     to       1.25%        --      to         --       11.03%     to       11.87%
 2011                           0.50%     to       1.25%        --      to         --       (4.11)%    to       (3.39)%
 2010                           0.50%     to       1.25%        --      to         --       24.07%     to       25.01%
 2009                           0.50%     to       1.25%        --      to         --       41.93%     to       42.99%
NUVEEN MID CAP INDEX FUND
 2013                             --      to       1.25%      0.73%     to       0.83%      30.91%     to       32.55%
 2012                             --      to       1.25%      0.72%     to       0.79%      15.80%     to       17.26%
 2011                           0.50%     to       1.25%      0.30%     to       0.43%      (3.41)%    to       (2.69)%
 2010                           0.75%     to       0.85%      0.66%     to       0.69%       8.52%     to        8.59%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
NUVEEN SMALL CAP INDEX FUND
 2013                                   4,462          $14.15      to          $14.67             $64,733
 2012                                   8,442           10.38      to           10.63              89,194
 2011                                      18            9.08      to            9.08                 167
NUVEEN EQUITY INDEX FUND
 2013                                  40,400           16.91      to           17.75             693,517
 2012                                  32,494           13.03      to           13.50             427,703
 2011                                     649           11.44      to           11.55               7,475
 2010                                     184           11.43      to           11.43               2,099
NUVEEN MID CAP GROWTH
 OPPORTUNITIES FUND
 2013                                  18,790           18.78      to           19.71             366,353
 2012                                  25,368           13.93      to           14.44             363,071
 2011                                  15,615           12.28      to           12.57             195,945
 2010                                      50           12.82      to           12.82                 637
NUVEEN SMALL CAP SELECT FUND
 2013                                   1,013           17.24      to           17.64              17,861
 2012                                   3,583           13.23      to           13.46              47,793
 2011                                   1,113           11.96      to           11.96              13,311
NUVEEN SANTA BARBARA DIVIDEND
 GROWTH FUND
 2013                                      47           11.98      to           11.98                 566
FIDELITY ADVISOR EQUITY
 GROWTH FUND
 2013                                   9,032           13.72      to           16.39             126,011
 2012                                  11,699           10.18      to           12.26             120,402
 2011                                  14,536            8.98      to           10.89             134,761
 2010                                   9,540            9.04      to           11.05              91,511
 2009                                   8,525            7.37      to            9.07              68,325
FIDELITY ADVISOR VALUE
 STRATEGIES FUND
 2013                                  14,279           24.24      to           24.24             346,065
 2012                                  16,498           18.74      to           18.74             309,188
 2011                                  19,536           14.88      to           14.88             290,703
 2010                                  27,329           16.54      to           16.54             452,131
 2009                                  58,687           13.18      to           13.18             773,525
FIDELITY ADVISOR LEVERAGED
 COMPANY STOCK FUND
 2013                                 282,349           13.58      to           14.75           4,010,061
 2012                                 247,134           10.10      to           10.84           2,588,716
 2011                                 219,916            7.93      to            8.40           1,767,875
 2010                                 184,830            9.00      to            9.25           1,678,921
 2009                                 140,885            7.35      to            7.49           1,037,303
FEDERATED EQUITY INCOME FUND,
 INC.+
 2013                                   5,176           15.48      to           16.20              78,693
 2012                                   3,166           11.91      to           11.91              37,712
 2011                                   2,851           10.84      to           10.84              30,907
 2010                                   2,517           10.21      to           10.40              25,717
 2009                                   2,145            9.26      to            9.39              19,861
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND
 2013                                  27,979           12.13      to           12.14             336,124
 2012                                  28,351           12.47      to           12.54             353,605
 2011                                  33,488           12.24      to           12.38             409,364
 2010                                  24,547           11.81      to           12.00             293,087
 2009                                  17,466           11.36      to           11.60             202,107

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
NUVEEN SMALL CAP INDEX FUND
 2013                             --      to       1.25%      0.55%     to       0.65%      36.31%     to       38.02%
 2012                             --      to       1.25%      0.77%     to       2.82%      14.30%     to       15.74%
 2011                           1.25%     to       1.25%      0.52%     to       0.52%      (9.19)%    to       (9.19)%
NUVEEN EQUITY INDEX FUND
 2013                             --      to       1.25%      0.91%     to       1.58%      29.81%     to       31.44%
 2012                             --      to       1.25%      1.38%     to       1.79%      13.86%     to       15.29%
 2011                           0.75%     to       1.25%      0.27%     to       0.83%       0.30%     to        0.80%
 2010                           1.05%     to       1.05%      0.25%     to       0.25%       4.93%     to        4.93%
NUVEEN MID CAP GROWTH
 OPPORTUNITIES FUND
 2013                             --      to       1.25%        --      to         --       34.83%     to       36.52%
 2012                             --      to       1.25%        --      to         --       13.41%     to       14.83%
 2011                             --      to       1.25%        --      to         --       (4.16)%    to       (2.95)%
 2010                           1.25%     to       1.25%        --      to         --       14.46%     to       14.46%
NUVEEN SMALL CAP SELECT FUND
 2013                           0.65%     to       1.25%      0.04%     to       0.14%      30.29%     to       31.07%
 2012                           0.65%     to       1.25%        --      to         --       10.68%     to       11.35%
 2011                           1.25%     to       1.25%        --      to         --       (3.25)%    to       (3.25)%
NUVEEN SANTA BARBARA DIVIDEND
 GROWTH FUND
 2013                           0.85%     to       0.85%      0.83%     to       0.83%      19.76%     to       19.76%
FIDELITY ADVISOR EQUITY
 GROWTH FUND
 2013                           0.50%     to       1.25%        --      to         --       33.70%     to       34.71%
 2012                           0.50%     to       1.25%        --      to         --       12.60%     to       13.45%
 2011                           0.50%     to       1.25%        --      to         --       (1.46)%    to       (0.72)%
 2010                           0.50%     to       1.25%        --      to         --       21.83%     to       22.75%
 2009                           0.50%     to       1.25%        --      to         --       26.07%     to       27.01%
FIDELITY ADVISOR VALUE
 STRATEGIES FUND
 2013                           0.35%     to       0.35%      0.44%     to       0.44%      29.33%     to       29.33%
 2012                           0.35%     to       0.35%      0.06%     to       0.06%      25.94%     to       25.94%
 2011                           0.35%     to       0.35%      0.23%     to       0.23%     (10.06)%    to      (10.06)%
 2010                           0.35%     to       0.35%        --      to         --       25.52%     to       25.52%
 2009                           0.35%     to       0.35%        --      to         --       57.84%     to       57.84%
FIDELITY ADVISOR LEVERAGED
 COMPANY STOCK FUND
 2013                             --      to       1.25%      0.10%     to       0.10%      34.44%     to       36.13%
 2012                             --      to       1.25%      0.01%     to       0.02%      27.41%     to       29.02%
 2011                             --      to       1.25%        --      to       0.96%     (11.96)%    to      (10.85)%
 2010                           0.50%     to       1.25%      0.06%     to       0.08%      22.52%     to       23.45%
 2009                           0.50%     to       1.25%      0.34%     to       0.38%      57.43%     to       58.62%
FEDERATED EQUITY INCOME FUND,
 INC.+
 2013                           0.65%     to       1.25%      1.16%     to       1.68%      29.97%     to       30.75%
 2012                           1.25%     to       1.25%      3.25%     to       3.25%       9.87%     to        9.87%
 2011                           1.25%     to       1.25%      2.97%     to       2.97%       6.13%     to        6.13%
 2010                           0.85%     to       1.25%      3.08%     to       3.41%      10.34%     to       10.78%
 2009                           0.85%     to       1.25%      0.22%     to       3.38%      14.28%     to       14.74%
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND
 2013                           0.75%     to       1.25%      2.70%     to       2.72%      (3.21)%    to       (2.72)%
 2012                           0.75%     to       1.25%      2.93%     to       2.97%       1.34%     to        1.84%
 2011                           0.75%     to       1.25%      3.67%     to       3.69%       3.12%     to        3.63%
 2010                           0.75%     to       1.25%      4.02%     to       4.04%       3.46%     to        3.98%
 2009                           0.75%     to       1.25%      4.58%     to       4.68%       4.89%     to        5.42%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FEDERATED MDT MID CAP GROWTH
 STRATEGIES FUND+
 2013                                   4,570          $12.51      to          $15.06             $69,452
 2012                                   4,247            9.00      to           10.88              46,752
 2011                                   4,462            8.50      to           10.33              46,579
 2010                                   4,116            8.88      to           10.85              44,716
 2009                                   3,522            7.52      to            9.24              32,120
FEDERATED HIGH INCOME BOND
 FUND
 2013                                     373           16.46      to           16.46               6,139
 2012                                     277           15.62      to           15.62               4,329
 2011                                   2,960           13.84      to           13.84              40,964
 2010                                   2,711           13.39      to           13.39              36,297
 2009                                   2,404           11.89      to           11.89              28,570
FEDERATED KAUFMAN FUND
 2013                                 338,748           12.53      to           15.92           4,753,625
 2012                                 350,113            8.95      to           11.47           3,600,204
 2011                                 406,051            8.34      to            9.90           3,545,321
 2010                                 332,161            9.68      to           11.63           3,515,497
 2009                                 236,132            7.53      to            9.92           2,163,908
FEDERATED SHORT-TERM INCOME
 FUND
 2013                                   8,898           13.37      to           13.37             118,938
 2012                                  13,369           13.39      to           13.39             179,074
 2011                                  14,481           13.05      to           13.05             188,951
 2010                                  23,547           12.83      to           12.83             302,137
 2009                                  43,177           12.41      to           12.41             535,691
FEDERATED TOTAL RETURN BOND
 FUND
 2013                                  17,625           13.34      to           42.87             311,624
 2012                                  31,099           13.70      to           43.71             454,639
 2011                                  27,804           13.08      to           41.43             385,717
 2010                                  23,597           12.54      to           39.41             316,982
 2009                                  14,626           11.88      to           37.08             185,520
FEDERATED INTERNATIONAL
 LEADERS FUND
 2013                                      19           15.21      to           15.21                 297
 2012                                      10           12.08      to           12.08                 124
 2011                                     147            9.39      to            9.39               1,384
 2010                                     124           11.62      to           11.62               1,440
 2009                                      79            9.92      to            9.92                 781
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
 2013                                  20,743           17.60      to           17.60             365,034
 2012                                  21,217           12.85      to           12.85             272,654
 2011                                  22,367           10.82      to           10.82             241,999
 2010                                  42,204           10.65      to           10.65             449,503
 2009                                  45,640            8.63      to            8.63             393,966
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2013                                  11,548           12.88      to           12.88             148,687
 2012                                   5,446            9.94      to            9.94              54,136
 2011                                   4,869            8.29      to            8.29              40,365
 2010                                   4,262           10.08      to           10.08              42,955
 2009                                   3,723            8.97      to            8.97              33,408

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FEDERATED MDT MID CAP GROWTH
 STRATEGIES FUND+
 2013                           0.75%     to       1.25%        --      to         --       38.40%     to       39.09%
 2012                           0.75%     to       1.25%        --      to         --        5.36%     to        5.89%
 2011                           0.75%     to       1.25%        --      to         --       (4.79)%    to       (4.32)%
 2010                           0.75%     to       1.25%        --      to         --       17.42%     to       18.01%
 2009                           0.75%     to       1.25%      0.31%     to       0.64%      29.25%     to       29.89%
FEDERATED HIGH INCOME BOND
 FUND
 2013                           1.25%     to       1.25%      6.14%     to       6.14%       5.37%     to        5.37%
 2012                           1.25%     to       1.25%      8.06%     to       8.06%      12.86%     to       12.86%
 2011                           1.25%     to       1.25%      7.46%     to       7.46%       3.36%     to        3.36%
 2010                           1.25%     to       1.25%      7.99%     to       7.99%      12.66%     to       12.66%
 2009                           1.25%     to       1.25%      9.20%     to       9.20%      49.26%     to       49.26%
FEDERATED KAUFMAN FUND
 2013                           0.35%     to       1.25%        --      to         --       38.80%     to       40.05%
 2012                           0.35%     to       1.25%        --      to         --       15.84%     to       16.89%
 2011                             --      to       1.25%        --      to         --      (14.85)%    to      (13.78)%
 2010                             --      to       1.25%      0.64%     to       0.71%      17.28%     to       18.75%
 2009                           0.35%     to       1.25%      0.22%     to       0.31%      28.07%     to       29.23%
FEDERATED SHORT-TERM INCOME
 FUND
 2013                           0.35%     to       0.35%      1.40%     to       1.40%      (0.20)%    to       (0.20)%
 2012                           0.35%     to       0.35%      1.81%     to       1.81%       2.65%     to        2.65%
 2011                           0.35%     to       0.35%      2.11%     to       2.11%       1.69%     to        1.69%
 2010                           0.35%     to       0.35%      2.29%     to       2.29%       3.42%     to        3.42%
 2009                           0.35%     to       0.35%      3.00%     to       3.00%      10.16%     to       10.16%
FEDERATED TOTAL RETURN BOND
 FUND
 2013                           0.50%     to       1.25%      2.97%     to       3.13%      (2.64)%    to       (1.91)%
 2012                           0.50%     to       1.25%      3.11%     to       3.11%       4.69%     to        5.48%
 2011                           0.50%     to       1.25%      3.51%     to       3.53%       4.34%     to        5.12%
 2010                           0.50%     to       1.25%      3.99%     to       4.01%       5.51%     to        6.31%
 2009                           0.50%     to       1.25%      4.06%     to       4.37%      10.18%     to       11.01%
FEDERATED INTERNATIONAL
 LEADERS FUND
 2013                           1.05%     to       1.05%      1.55%     to       1.55%      25.82%     to       25.82%
 2012                           1.05%     to       1.05%      0.07%     to       0.07%      28.73%     to       28.73%
 2011                           1.05%     to       1.05%      0.46%     to       0.46%     (19.38)%    to      (19.38)%
 2010                           1.25%     to       1.25%      0.24%     to       0.24%      17.12%     to       17.12%
 2009                           1.25%     to       1.25%      0.05%     to       0.05%      (0.82)%    to       (0.82)%
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
 2013                           0.70%     to       0.70%      0.30%     to       0.30%      36.94%     to       36.94%
 2012                           0.70%     to       0.70%      0.38%     to       0.38%      18.78%     to       18.78%
 2011                           0.70%     to       0.70%      0.14%     to       0.14%       1.58%     to        1.58%
 2010                           0.70%     to       0.70%      0.61%     to       0.61%      22.87%     to       22.87%
 2009                           0.70%     to       0.70%        --      to         --       44.23%     to       44.23%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2013                           0.70%     to       0.70%      2.22%     to       2.22%      29.53%     to       29.53%
 2012                           0.70%     to       0.70%      2.14%     to       2.14%      19.90%     to       19.90%
 2011                           0.70%     to       0.70%      1.52%     to       1.52%     (17.74)%    to      (17.74)%
 2010                           0.70%     to       0.70%      1.57%     to       1.57%      12.33%     to       12.33%
 2009                           0.70%     to       0.70%      2.38%     to       2.38%      25.65%     to       25.65%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2013                                  22,953          $16.18      to          $16.18            $371,382
 2012                                  13,304           12.49      to           12.49             166,109
 2011                                  14,848            9.88      to            9.88             146,678
 2010                                  11,704           10.91      to           10.91             127,682
 2009                                   7,955            8.67      to            8.67              69,013
FIDELITY VIP BALANCED
 PORTFOLIO
 2013                                  84,753           15.66      to           15.66           1,327,019
 2012                                  46,407           13.18      to           13.18             611,503
 2011                                  56,925           11.53      to           11.53             656,442
 2010                                  52,661           12.05      to           12.05             634,473
 2009                                  33,506           10.28      to           10.28             344,297
FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
 2013                                  16,669           15.46      to           15.46             257,736
 2012                                  13,550           11.66      to           11.66             157,964
 2011                                  10,926            9.90      to            9.90             108,180
 2010                                  15,126            9.81      to            9.81             148,436
 2009                                  15,628            8.52      to            8.52             133,186
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2013                                   3,017           21.48      to           21.48              64,796
 2012                                   1,277           18.67      to           18.67              23,834
 2011                                     561           16.59      to           16.59               9,302
 2010                                     484           16.88      to           16.88               8,177
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2013                                  24,456           23.10      to           24.00             586,867
 2012                                   7,959           19.26      to           19.86             158,118
 2011                                   3,885           16.93      to           17.33              67,036
 2010                                   1,763           17.80      to           17.93              31,607
FIDELITY VIP FREEDOM 2015
 PORTFOLIO
 2013                                   2,520           19.79      to           19.79              49,861
 2012                                  10,821           17.43      to           17.43             188,580
 2011                                  15,147           15.65      to           15.65             237,086
 2010                                  12,851           15.81      to           15.81             203,193
FIDELITY VIP FREEDOM 2025
 PORTFOLIO
 2013                                   7,788           22.95      to           22.95             178,727
 2012                                   1,197           19.27      to           19.27              23,063
 2011                                     294           16.87      to           16.87               4,967
 2010                                      31           17.36      to           17.36                 546
FIDELITY STOCK SELECTOR ALL
 CAP FUND
 2013                                     189           14.28      to           14.28               2,706
 2012                                     386           10.85      to           10.85               4,183
TEMPLETON GLOBAL
 OPPORTUNITIES TRUST
 2013                                   3,665           22.86      to           23.42              83,937
 2012                                   4,678           18.41      to           18.77              86,238
 2011                                   2,240           15.25      to           15.46              34,216
 2010                                     515           17.25      to           17.31               8,920

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2013                           0.70%     to       0.70%      0.89%     to       0.89%      29.58%     to       29.58%
 2012                           0.70%     to       0.70%      0.60%     to       0.60%      26.39%     to       26.39%
 2011                           0.70%     to       0.70%      0.92%     to       0.92%      (9.44)%    to       (9.44)%
 2010                           0.70%     to       0.70%      0.64%     to       0.64%      25.75%     to       25.75%
 2009                           0.70%     to       0.70%      1.07%     to       1.07%      56.49%     to       56.49%
FIDELITY VIP BALANCED
 PORTFOLIO
 2013                           0.70%     to       0.70%      1.66%     to       1.66%      18.82%     to       18.82%
 2012                           0.70%     to       0.70%      1.57%     to       1.57%      14.27%     to       14.27%
 2011                           0.70%     to       0.70%      1.71%     to       1.71%      (4.29)%    to       (4.29)%
 2010                           0.70%     to       0.70%      2.36%     to       2.36%      17.25%     to       17.25%
 2009                           0.70%     to       0.70%      3.79%     to       3.79%      37.63%     to       37.63%
FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
 2013                           0.70%     to       0.70%      2.15%     to       2.15%      32.63%     to       32.63%
 2012                           0.70%     to       0.70%      2.55%     to       2.55%      17.74%     to       17.74%
 2011                           0.70%     to       0.70%      1.42%     to       1.42%       0.90%     to        0.90%
 2010                           0.70%     to       0.70%      1.70%     to       1.70%      14.07%     to       14.07%
 2009                           0.70%     to       0.70%      0.05%     to       0.05%      25.14%     to       25.14%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2013                           0.50%     to       0.50%      2.25%     to       2.25%      15.06%     to       15.06%
 2012                           0.50%     to       0.50%      2.64%     to       2.64%      12.51%     to       12.51%
 2011                           0.50%     to       0.50%      2.20%     to       2.20%      (1.73)%    to       (1.73)%
 2010                           0.50%     to       0.50%      2.04%     to       2.04%      13.76%     to       13.76%
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2013                           0.50%     to       1.25%      1.53%     to       1.56%      19.90%     to       20.80%
 2012                           0.50%     to       1.25%      0.01%     to       3.77%      13.75%     to       14.61%
 2011                           0.50%     to       1.25%      2.42%     to       2.99%      (4.04)%    to       (3.31)%
 2010                           0.50%     to       0.85%      2.31%     to       3.63%      14.91%     to       15.31%
FIDELITY VIP FREEDOM 2015
 PORTFOLIO
 2013                           0.50%     to       0.50%      0.44%     to       0.44%      13.54%     to       13.54%
 2012                           0.50%     to       0.50%      1.43%     to       1.43%      11.35%     to       11.35%
 2011                           0.50%     to       0.50%      2.04%     to       2.04%      (1.01)%    to       (1.01)%
 2010                           0.50%     to       0.50%      2.39%     to       2.39%      12.22%     to       12.22%
FIDELITY VIP FREEDOM 2025
 PORTFOLIO
 2013                           0.50%     to       0.50%      5.62%     to       5.62%      19.12%     to       19.12%
 2012                           0.50%     to       0.50%      2.53%     to       2.53%      14.22%     to       14.22%
 2011                           0.50%     to       0.50%      4.35%     to       4.35%      (2.83)%    to       (2.83)%
 2010                           0.50%     to       0.50%      3.58%     to       3.58%      14.89%     to       14.89%
FIDELITY STOCK SELECTOR ALL
 CAP FUND
 2013                           1.25%     to       1.25%      0.18%     to       0.18%      31.62%     to       31.62%
 2012                           1.25%     to       1.25%      0.19%     to       0.19%       8.50%     to        8.50%
TEMPLETON GLOBAL
 OPPORTUNITIES TRUST
 2013                           0.75%     to       1.25%      0.87%     to       1.02%      24.19%     to       24.81%
 2012                           0.75%     to       1.25%      2.05%     to       2.42%      20.75%     to       21.36%
 2011                           0.75%     to       1.25%      1.85%     to       3.22%     (11.59)%    to      (11.15)%
 2010                           1.05%     to       1.25%      1.49%     to       2.07%       3.89%     to        4.10%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 TRUST
 2013                                 116,910          $10.30      to          $13.92          $1,314,404
 2012                                 122,019           10.47      to           14.27           1,450,330
 2011                                 113,418            9.28      to           12.77           1,200,817
 2010                                 110,832           11.07      to           15.37           1,415,974
 2009                                  97,388            9.46      to           13.25           1,078,050
FRANKLIN HIGH INCOME FUND
 2013                                  65,630           15.90      to           16.62           1,075,051
 2012                                  53,656           14.97      to           15.63             832,740
 2011                                  57,044           13.01      to           13.68             766,364
 2010                                  18,004           12.50      to           13.25             234,881
 2009                                  10,372           11.11      to           11.85             122,597
FRANKLIN STRATEGIC INCOME
 FUND
 2013                                 271,050           14.29      to           15.05           3,974,468
 2012                                 261,925           13.87      to           14.76           3,735,003
 2011                                 191,435           12.36      to           13.31           2,445,703
 2010                                 155,101           12.48      to           13.13           1,958,670
 2009                                  72,132           11.25      to           11.99             856,132
TEMPLETON GLOBAL BOND FUND
 2013                                 245,611           17.33      to           17.77           4,242,334
 2012                                 238,403           16.95      to           17.60           4,086,478
 2011                                 185,156           14.64      to           15.39           2,760,963
 2010                                 136,535           15.00      to           15.96           2,091,069
 2009                                  57,697           13.14      to           14.34             810,581
FRANKLIN U.S. GOVERNMENT
 SECURITIES FUND
 2013                                  53,090           12.77      to           12.99             678,332
 2012                                 102,162           13.15      to           13.28           1,346,714
 2011                                  88,198           13.12      to           13.15           1,154,985
 2010                                  71,198           12.26      to           12.44             884,112
 2009                                  70,420           11.65      to           11.87             836,317
FRANKLIN SMALL CAP VALUE FUND
 2013                                 161,086           21.15      to           59.50           3,333,701
 2012                                 153,785           15.90      to           46.45           2,420,396
 2011                                 140,829           13.60      to           40.94           1,900,713
 2010                                 114,280           14.30      to           44.60           1,633,573
 2009                                  84,210           11.40      to           35.21             960,549
MUTUAL GLOBAL DISCOVERY FUND
 2013                                 937,246           13.41      to           16.21          12,590,032
 2012                               1,014,190           10.70      to           13.10          10,914,321
 2011                                 902,571            9.44      to           11.71           8,657,694
 2010                                 701,706            9.74      to            9.95           7,104,620
 2009                                 467,224            8.90      to            9.07           4,393,955
TEMPLETON GROWTH FUND
 2013                                 156,786           16.60      to           36.29           2,449,086
 2012                                 160,678           12.91      to           27.88           1,829,640
 2011                                 152,615           10.76      to           22.94           1,472,185
 2010                                 170,628           11.63      to           24.50           1,783,082
 2009                                 155,730           10.96      to           16.81           2,004,969

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 TRUST
 2013                           0.35%     to       1.25%      1.28%     to       1.29%      (2.49)%    to       (1.61)%
 2012                           0.35%     to       1.25%      1.60%     to       1.67%      11.72%     to       12.73%
 2011                           0.35%     to       1.25%      1.03%     to       1.22%     (16.89)%    to      (16.14)%
 2010                           0.35%     to       1.25%      1.49%     to       1.54%      16.02%     to       17.06%
 2009                           0.35%     to       1.25%      1.97%     to       2.67%      71.76%     to       73.31%
FRANKLIN HIGH INCOME FUND
 2013                           0.35%     to       1.25%      2.42%     to       6.39%       6.31%     to        7.27%
 2012                           0.50%     to       1.25%      7.18%     to       7.42%      14.28%     to       15.14%
 2011                           0.50%     to       1.25%      6.99%     to       7.10%       3.25%     to        4.03%
 2010                           0.50%     to       1.25%      7.66%     to       7.67%      11.73%     to       12.58%
 2009                           0.50%     to       1.25%      8.21%     to       8.30%      42.54%     to       43.62%
FRANKLIN STRATEGIC INCOME
 FUND
 2013                           0.15%     to       1.25%      4.05%     to       4.32%       1.92%     to        3.04%
 2012                           0.15%     to       1.25%      5.75%     to       5.80%      10.95%     to       12.18%
 2011                           0.15%     to       1.25%      5.43%     to       5.89%       1.38%     to        2.50%
 2010                           0.35%     to       1.25%      2.90%     to       5.50%       9.48%     to       10.47%
 2009                           0.50%     to       1.25%      5.11%     to       5.27%      23.99%     to       24.92%
TEMPLETON GLOBAL BOND FUND
 2013                             --      to       1.25%      3.96%     to       3.98%       0.95%     to        2.22%
 2012                             --      to       1.25%      5.81%     to       6.07%      14.37%     to       15.81%
 2011                             --      to       1.25%      5.74%     to       6.11%      (3.59)%    to       (2.37)%
 2010                             --      to       1.25%      3.09%     to       5.45%      11.28%     to       12.68%
 2009                           0.50%     to       1.25%      4.38%     to       4.53%      17.39%     to       18.27%
FRANKLIN U.S. GOVERNMENT
 SECURITIES FUND
 2013                           0.50%     to       1.25%      3.50%     to       3.61%      (2.90)%    to       (2.17)%
 2012                           0.50%     to       1.25%      3.44%     to       3.65%       0.26%     to        1.02%
 2011                           0.50%     to       1.25%      2.95%     to       3.98%       5.48%     to        6.28%
 2010                           0.75%     to       1.25%      3.96%     to       4.17%       4.76%     to        5.28%
 2009                           0.75%     to       1.25%      3.50%     to       3.97%       3.47%     to        3.99%
FRANKLIN SMALL CAP VALUE FUND
 2013                             --      to       1.25%      0.42%     to       0.46%      28.09%     to       33.05%
 2012                             --      to       1.25%      1.10%     to       1.15%      13.46%     to       16.88%
 2011                             --      to       1.25%      0.38%     to       0.67%      (4.86)%    to       (3.66)%
 2010                             --      to       1.25%      0.30%     to       0.31%      25.43%     to       26.67%
 2009                             --      to       1.25%      0.62%     to       1.24%      29.94%     to       30.99%
MUTUAL GLOBAL DISCOVERY FUND
 2013                             --      to       1.25%      1.52%     to       1.54%      23.71%     to       25.26%
 2012                             --      to       1.25%      1.55%     to       1.85%      11.93%     to       13.34%
 2011                             --      to       1.25%      1.44%     to       3.62%      (4.20)%    to       (2.99)%
 2010                             --      to       1.25%      1.77%     to       1.85%       9.70%     to       11.08%
 2009                           0.35%     to       1.25%      1.17%     to       1.62%      19.39%     to       20.47%
TEMPLETON GROWTH FUND
 2013                             --      to       1.25%      1.08%     to       1.37%      28.54%     to       30.15%
 2012                             --      to       1.25%      1.97%     to       2.04%      20.03%     to       21.54%
 2011                             --      to       1.25%      1.25%     to       1.80%      (7.55)%    to       (6.38)%
 2010                             --      to       1.25%      0.03%     to       1.89%       6.20%     to        7.54%
 2009                             --      to       1.25%      1.81%     to       2.40%      28.81%     to       29.18%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
 2013                                 688,749          $13.74      to          $15.29          $9,632,750
 2012                                 669,238           12.03      to           13.55           8,297,407
 2011                                 644,514           10.58      to           12.07           7,132,938
 2010                                 601,038           10.47      to           11.89           6,655,238
 2009                                 453,451            9.31      to           10.66           4,518,090
FRANKLIN GROWTH FUND
 2013                                 241,885           15.08      to           17.11           3,792,715
 2012                                 169,886           11.33      to           13.39           2,109,819
 2011                                 131,624           10.02      to           11.92           1,431,594
 2010                                 107,847           10.00      to           12.00           1,163,766
 2009                                  42,138            8.75      to           10.58             403,882
FRANKLIN TOTAL RETURN FUND
 2013                                  31,003           13.55      to           13.62             419,363
 2012                                  31,764           13.76      to           13.93             440,802
 2011                                  22,815           12.76      to           13.01             296,482
 2010                                  18,012           12.15      to           12.49             224,140
 2009                                   7,947           11.09      to           11.48              92,072
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
 2013                                 128,738           23.21      to           25.83           3,277,736
 2012                                 134,957           17.20      to           18.97           2,528,648
 2011                                 153,987           15.06      to           16.46           2,507,814
 2010                                 167,869           16.29      to           17.64           2,935,929
 2009                                 255,286           13.54      to           14.53           3,691,386
MUTUAL BEACON FUND
 2013                                 124,505           12.95      to           13.39           1,570,328
 2012                                 128,677           10.10      to           10.53           1,284,573
 2011                                 118,849            8.73      to            9.19           1,027,851
 2010                                 109,930            8.98      to            9.54             983,525
 2009                                  76,600            8.14      to            8.72             639,984
FRANKLIN MUTUAL SHARES FUND
 2013                                 291,770           11.94      to           18.85           4,906,975
 2012                                 350,789            9.38      to           14.94           4,957,774
 2011                                 336,348            8.20      to           13.19           4,218,608
 2010                                 320,549            8.38      to           13.60           4,094,623
 2009                                 289,598           12.36      to           13.64           3,540,129
FRANKLIN SMALL-MID CAP GROWTH
 FUND
 2013                                 527,578           11.93      to           20.74           6,610,040
 2012                                 516,436           11.83      to           15.15           5,434,154
 2011                                 546,834           10.68      to           13.85           5,205,601
 2010                                 513,920            9.12      to           14.75           5,158,185
 2009                                 139,778            8.74      to           11.63           1,453,301
FRANKLIN TEMPLETON
 CONSERVATIVE ALLOCATION FUND
 2013                                 225,629           13.55      to           14.03           3,030,957
 2012                                 248,793           12.28      to           12.87           3,056,014
 2011                                 200,641           11.37      to           12.07           2,290,617
 2010                                 184,450           11.45      to           12.31           2,130,779
 2009                                 138,026           10.39      to           11.33           1,464,292

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
 2013                             --      to       1.25%      4.73%     to       5.56%      12.81%     to       14.23%
 2012                             --      to       1.25%      6.11%     to       6.39%      12.27%     to       13.68%
 2011                             --      to       1.25%      6.40%     to       6.53%       1.55%     to        2.83%
 2010                           0.35%     to       1.25%      6.79%     to       6.87%      11.51%     to       12.52%
 2009                           0.35%     to       1.25%      7.68%     to       8.04%      33.33%     to       34.54%
FRANKLIN GROWTH FUND
 2013                             --      to       1.25%      0.49%     to       0.49%      27.78%     to       29.39%
 2012                           0.50%     to       1.25%      0.29%     to       0.33%      12.28%     to       13.13%
 2011                           0.50%     to       1.25%      0.41%     to       0.46%      (0.62)%    to        0.13%
 2010                           0.50%     to       1.25%      0.43%     to       0.62%      13.44%     to       14.30%
 2009                           0.50%     to       1.25%      1.30%     to       2.73%      32.58%     to       33.58%
FRANKLIN TOTAL RETURN FUND
 2013                           0.50%     to       1.25%      3.72%     to       3.79%      (2.21)%    to       (1.47)%
 2012                           0.50%     to       1.25%      3.65%     to       3.73%       7.00%     to        7.81%
 2011                           0.50%     to       1.25%      4.66%     to       4.70%       4.23%     to        5.01%
 2010                           0.50%     to       1.25%      4.23%     to       4.27%       8.78%     to        9.60%
 2009                           0.50%     to       1.25%      1.95%     to       4.72%      13.99%     to       14.85%
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
 2013                           0.35%     to       1.25%      1.25%     to       1.34%      34.92%     to       36.14%
 2012                           0.35%     to       1.25%      1.46%     to       1.62%      14.21%     to       15.24%
 2011                           0.35%     to       1.25%      0.47%     to       0.51%      (7.53)%    to       (6.69)%
 2010                           0.35%     to       1.25%      0.80%     to       1.67%      20.34%     to       21.43%
 2009                           0.35%     to       1.25%      1.19%     to       1.21%      21.07%     to       22.16%
MUTUAL BEACON FUND
 2013                           0.35%     to       1.25%      1.73%     to       1.74%      27.10%     to       28.25%
 2012                           0.35%     to       1.25%      1.57%     to       1.60%      14.66%     to       15.69%
 2011                           0.35%     to       1.25%      2.37%     to       2.74%      (3.71)%    to       (2.84)%
 2010                           0.35%     to       1.25%      3.30%     to       3.41%       9.44%     to       10.43%
 2009                           0.35%     to       1.25%      0.47%     to       2.59%      27.70%     to       28.85%
FRANKLIN MUTUAL SHARES FUND
 2013                           0.35%     to       1.25%      1.34%     to       1.78%      26.15%     to       27.29%
 2012                           0.35%     to       1.25%      1.89%     to       1.96%      13.32%     to       14.35%
 2011                           0.35%     to       1.25%      2.09%     to       2.21%      (3.01)%    to       (2.13)%
 2010                           0.35%     to       1.25%      2.90%     to       3.11%      10.03%     to       11.02%
 2009                             --      to       1.25%      2.30%     to       2.37%      26.25%     to       27.84%
FRANKLIN SMALL-MID CAP GROWTH
 FUND
 2013                           0.35%     to       1.25%        --      to         --       19.26%     to       36.86%
 2012                             --      to       1.25%        --      to         --        9.40%     to       10.78%
 2011                             --      to       1.25%        --      to         --       (6.08)%    to       (4.89)%
 2010                           0.50%     to       1.25%        --      to         --       26.84%     to       27.79%
 2009                             --      to       1.25%        --      to         --       41.40%     to       43.17%
FRANKLIN TEMPLETON
 CONSERVATIVE ALLOCATION FUND
 2013                             --      to       1.25%      2.13%     to       2.28%       9.02%     to       10.39%
 2012                             --      to       1.25%      2.16%     to       2.29%       6.65%     to        7.99%
 2011                             --      to       1.25%      2.01%     to       2.43%      (1.94)%    to       (0.71)%
 2010                             --      to       1.25%      1.36%     to       1.92%       8.63%     to       10.00%
 2009                           0.35%     to       1.25%      2.28%     to       2.36%      18.18%     to       19.25%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH
 ALLOCATION FUND
 2013                                 422,956          $13.72      to          $15.13          $5,963,112
 2012                                 405,908           11.34      to           12.67           4,748,475
 2011                                 353,687           10.26      to           11.60           3,763,736
 2010                                 295,709           10.60      to           12.13           3,332,518
 2009                                 232,844            9.30      to           10.75           2,323,922
FRANKLIN TEMPLETON MODERATE
 ALLOCATION FUND
 2013                                 541,169           13.90      to           14.78           7,645,362
 2012                                 529,395           12.16      to           13.08           6,550,911
 2011                                 486,384           11.12      to           12.12           5,554,407
 2010                                 413,686           11.29      to           12.45           4,849,250
 2009                                 322,779           10.09      to           11.26           3,509,405
TEMPLETON FOREIGN FUND
 2013                               1,075,835           21.99      to           25.01          17,569,023
 2012                                 774,672           17.51      to           19.67          14,006,013
 2011                                 749,798           14.95      to           16.59          11,702,937
 2010                                 642,064           17.35      to           19.01          11,599,474
 2009                                 216,884           16.19      to           17.52           3,541,620
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                                   9,950           17.60      to           17.60             175,155
 2012                                   8,674           12.80      to           12.80             111,013
 2011                                   8,784           11.60      to           11.60             101,892
 2010                                  15,768           12.24      to           12.24             193,048
 2009                                   2,142            9.64      to            9.64              20,645
HIGHLAND PREMIER GROWTH
 EQUITY+
 2013                                     957           16.44      to           32.42              15,972
 2012                                   2,807           12.37      to           25.59              34,892
 2011                                   2,777           10.42      to           21.40              31,558
 2010                                   3,782           10.54      to           21.39              44,111
 2009                                   3,736            9.59      to           19.22              39,237
GOLDMAN SACHS INCOME BUILDER
 FUND
 2013                                   4,323           15.46      to           26.97              82,389
 2012                                   7,097           13.44      to           23.39              97,931
 2011                                   6,195           12.05      to           20.94              76,166
 2010                                   8,282           11.66      to           20.22              97,714
 2009                                   5,995           10.42      to           18.03              62,795
GOLDMAN SACHS CAPITAL GROWTH
 FUND
 2013                                     121           14.34      to           15.82               1,900
 2012                                   1,259           10.98      to           12.17              15,134
 2011                                   1,154            9.21      to           10.39              11,868
 2010                                   1,146            9.44      to           10.68              12,178
 2009                                     963            9.76      to            9.76               9,399
GOLDMAN SACHS CORE FIXED
 INCOME FUND
 2013                                   5,940           12.20      to           12.42              73,403
 2012                                   6,277           12.80      to           12.80              80,353
 2011                                   5,155           12.24      to           12.24              63,083
 2010                                   4,241           11.57      to           11.72              49,091
 2009                                   3,288           10.91      to           10.91              35,880

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH
 ALLOCATION FUND
 2013                             --      to       1.25%      1.40%     to       1.46%      19.48%     to       20.98%
 2012                             --      to       1.25%      1.65%     to       1.93%       9.15%     to       10.52%
 2011                             --      to       1.25%      1.67%     to       2.21%      (4.35)%    to       (3.15)%
 2010                             --      to       1.25%      1.47%     to       2.71%      12.89%     to       14.31%
 2009                           0.35%     to       1.25%      2.01%     to       2.14%      29.46%     to       30.63%
FRANKLIN TEMPLETON MODERATE
 ALLOCATION FUND
 2013                             --      to       1.25%      1.93%     to       2.04%      12.93%     to       14.35%
 2012                             --      to       1.25%      2.13%     to       2.37%       7.99%     to        9.34%
 2011                             --      to       1.25%      2.33%     to       2.44%      (2.71)%    to       (1.49)%
 2010                             --      to       1.25%      1.58%     to       1.83%      10.58%     to       11.97%
 2009                           0.35%     to       1.25%      2.08%     to       2.37%      23.13%     to       24.24%
TEMPLETON FOREIGN FUND
 2013                             --      to       1.25%      1.41%     to       1.55%      25.59%     to       27.17%
 2012                             --      to       1.25%      2.13%     to       2.18%      17.08%     to       18.55%
 2011                             --      to       1.25%      2.41%     to       2.65%     (13.80)%    to      (12.71)%
 2010                             --      to       1.25%      1.95%     to       2.05%       7.16%     to        8.50%
 2009                             --      to       1.25%      1.81%     to       1.88%      47.87%     to       49.73%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           0.70%     to       0.70%        --      to         --       37.54%     to       37.54%
 2012                           0.70%     to       0.70%        --      to         --       10.34%     to       10.34%
 2011                           0.70%     to       0.70%        --      to         --       (5.26)%    to       (5.26)%
 2010                           0.70%     to       0.70%        --      to         --       27.05%     to       27.05%
 2009                           0.70%     to       0.70%        --      to         --       42.94%     to       42.94%
HIGHLAND PREMIER GROWTH
 EQUITY+
 2013                             --      to       1.25%      0.14%     to       0.14%      26.69%     to       32.94%
 2012                             --      to       1.25%      0.56%     to       1.26%      18.73%     to       19.58%
 2011                             --      to       1.25%        --      to         --       (1.20)%    to        0.05%
 2010                             --      to       1.25%        --      to         --        9.91%     to       11.29%
 2009                             --      to       1.25%      0.38%     to       1.44%      36.81%     to       38.17%
GOLDMAN SACHS INCOME BUILDER
 FUND
 2013                           1.05%     to       1.25%      3.74%     to       3.83%      15.07%     to       15.30%
 2012                           1.05%     to       1.25%      3.12%     to       3.26%      11.47%     to       11.70%
 2011                           1.05%     to       1.25%      1.89%     to       1.95%       3.34%     to        3.55%
 2010                           1.05%     to       1.25%      3.12%     to       3.46%      11.92%     to       12.14%
 2009                           1.05%     to       1.25%      4.47%     to       5.57%      22.26%     to       22.50%
GOLDMAN SACHS CAPITAL GROWTH
 FUND
 2013                           0.75%     to       1.25%      0.01%     to       0.25%      30.03%     to       30.68%
 2012                           0.75%     to       1.25%      0.11%     to       0.13%      17.08%     to       17.67%
 2011                           1.05%     to       1.25%      0.17%     to       0.25%      (2.70)%    to       (2.50)%
 2010                           1.05%     to       1.25%        --      to         --        9.45%     to        9.67%
 2009                           1.25%     to       1.25%        --      to         --       46.38%     to       46.38%
GOLDMAN SACHS CORE FIXED
 INCOME FUND
 2013                           1.05%     to       1.25%      1.54%     to       2.10%      (2.94)%    to       (2.75)%
 2012                           1.25%     to       1.25%      2.14%     to       2.14%       4.61%     to        4.61%
 2011                           1.25%     to       1.25%      1.91%     to       1.91%       5.74%     to        5.74%
 2010                           0.50%     to       1.25%      0.94%     to       2.79%       6.01%     to        6.81%
 2009                           1.25%     to       1.25%      3.67%     to       3.67%      14.51%     to       14.51%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS U.S. EQUITY
 INSIGHTS FUND+
 2013                                      54          $13.82      to          $13.82                $750
 2012                                      50           10.29      to           10.29                 517
 2011                                      55            9.15      to            9.15                 501
 2010                                      39            8.89      to            8.89                 342
 2009                                      25            7.97      to            7.97                 195
GOLDMAN SACHS GOVERNMENT
 INCOME FUND
 2013                                 171,144           12.38      to           14.52           2,194,753
 2012                                 208,407           12.86      to           15.08           2,739,419
 2011                                 205,907           12.70      to           15.42           2,647,749
 2010                                 177,236           12.08      to           14.99           2,148,360
 2009                                 123,965           11.66      to           15.07           1,442,820
GOLDMAN SACHS GROWTH & INCOME
 FUND
 2013                                  16,000           11.42      to           13.37             213,753
 2012                                  23,132            8.66      to           10.22             224,647
 2011                                  26,958            7.28      to            8.65             218,350
 2010                                 126,514            7.93      to            9.49           1,044,937
 2009                                 113,144            7.15      to            8.62             841,743
GOLDMAN SACHS GROWTH
 OPPORTUNITIES FUND
 2013                                  35,806           17.01      to           19.88             614,761
 2012                                  33,606           12.97      to           15.27             449,106
 2011                                  30,319           10.95      to           12.98             347,877
 2010                                  19,828           11.47      to           13.70             239,335
 2009                                  14,671            9.71      to           11.70             146,652
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2013                                   1,504            9.41      to           11.43              15,565
 2012                                   1,814            7.43      to            9.06              14,914
 2011                                   1,509            6.12      to            7.51              10,326
 2010                                     824            7.46      to            9.20               6,810
 2009                                     202            6.84      to            8.47               1,418
GOLDMAN SACHS MID CAP VALUE
 FUND
 2013                                 183,311           24.94      to           68.06           5,448,934
 2012                                 187,628           19.07      to           51.39           4,419,724
 2011                                 230,822           16.36      to           43.54           4,352,161
 2010                                 234,787           17.74      to           46.62           4,969,035
 2009                                 215,700           14.44      to           37.49           3,823,591
GOLDMAN SACHS SMALL CAP VALUE
 FUND
 2013                                 224,945           16.71      to           18.03           3,819,035
 2012                                 208,577           13.20      to           13.37           2,571,169
 2011                                 210,253           10.17      to           11.52           2,244,666
 2010                                 167,358           10.18      to           11.61           1,783,178
 2009                                 181,121            8.23      to            9.34           1,536,312
GOLDMAN SACHS STRATEGIC
 GROWTH FUND
 2013                                     744           15.97      to           16.46              10,969
 2012                                   1,422           12.25      to           12.57              17,397
 2011                                     620           10.38      to           10.61               6,406
 2010                                     469           10.83      to           11.03               5,082
 2009                                     309            9.92      to           10.07               3,063

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
GOLDMAN SACHS U.S. EQUITY
 INSIGHTS FUND+
 2013                           1.25%     to       1.25%      1.17%     to       1.17%      34.30%     to       34.30%
 2012                           1.25%     to       1.25%      1.38%     to       1.38%      12.42%     to       12.42%
 2011                           1.25%     to       1.25%      2.05%     to       2.05%       2.94%     to        2.94%
 2010                           1.25%     to       1.25%      1.46%     to       1.46%      11.57%     to       11.57%
 2009                           1.25%     to       1.25%      3.04%     to       3.04%      19.39%     to       19.39%
GOLDMAN SACHS GOVERNMENT
 INCOME FUND
 2013                             --      to       1.25%      0.97%     to       0.97%      (3.71)%    to       (3.71)%
 2012                             --      to       1.25%      1.15%     to       1.15%      (2.20)%    to        1.26%
 2011                             --      to       1.25%      1.27%     to       1.28%       5.16%     to        6.48%
 2010                             --      to       1.25%      1.72%     to       1.72%      (0.53)%    to        3.54%
 2009                             --      to       1.25%      2.20%     to       2.66%      (0.07)%    to        3.29%
GOLDMAN SACHS GROWTH & INCOME
 FUND
 2013                           0.50%     to       1.25%      0.37%     to       1.18%      30.83%     to       31.81%
 2012                           0.50%     to       1.25%      1.15%     to       1.21%      18.10%     to       18.99%
 2011                           0.50%     to       1.25%      0.92%     to       1.19%      (8.84)%    to       (8.15)%
 2010                           0.50%     to       1.25%      1.16%     to       1.18%      10.09%     to       10.92%
 2009                           0.50%     to       1.25%      1.79%     to       1.80%      16.79%     to       17.67%
GOLDMAN SACHS GROWTH
 OPPORTUNITIES FUND
 2013                           0.50%     to       1.25%        --      to         --       30.18%     to       31.16%
 2012                           0.50%     to       1.25%        --      to         --       17.60%     to       18.49%
 2011                           0.50%     to       1.25%        --      to         --       (5.25)%    to       (4.53)%
 2010                           0.50%     to       1.25%        --      to         --       17.16%     to       18.04%
 2009                           0.50%     to       1.25%        --      to         --       55.63%     to       56.80%
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2013                           0.75%     to       1.25%      0.34%     to       0.35%      26.13%     to       26.77%
 2012                           0.75%     to       1.25%      3.20%     to       3.32%      20.75%     to       21.36%
 2011                           0.75%     to       1.25%      3.44%     to       3.62%     (18.42)%    to      (18.01)%
 2010                           0.75%     to       1.25%      2.34%     to       3.19%       8.59%     to        9.14%
 2009                           0.75%     to       1.25%      4.14%     to       5.11%      25.36%     to       25.99%
GOLDMAN SACHS MID CAP VALUE
 FUND
 2013                             --      to       1.25%      0.46%     to       0.48%      30.79%     to       32.43%
 2012                             --      to       1.25%      0.80%     to       1.00%      16.57%     to       18.03%
 2011                             --      to       1.25%      0.47%     to       0.48%      (7.77)%    to       (6.61)%
 2010                             --      to       1.25%      0.39%     to       0.49%      22.81%     to       24.36%
 2009                             --      to       1.25%      0.97%     to       1.11%      31.05%     to       32.70%
GOLDMAN SACHS SMALL CAP VALUE
 FUND
 2013                             --      to       1.25%      0.37%     to       0.52%      36.56%     to       38.28%
 2012                           0.35%     to       1.25%      1.07%     to       1.12%      14.63%     to       15.66%
 2011                           0.50%     to       1.25%      0.22%     to       0.25%      (0.83)%    to       (0.09)%
 2010                           0.50%     to       1.25%      0.29%     to       0.30%      24.32%     to       25.26%
 2009                             --      to       1.25%      1.06%     to       1.07%      26.12%     to       27.71%
GOLDMAN SACHS STRATEGIC
 GROWTH FUND
 2013                           0.85%     to       1.25%      0.08%     to       0.10%      30.38%     to       30.90%
 2012                           0.85%     to       1.25%      0.63%     to       0.84%      18.01%     to       18.48%
 2011                           0.85%     to       1.25%      0.16%     to       0.25%      (4.20)%    to       (3.82)%
 2010                           0.85%     to       1.25%      0.38%     to       0.58%       9.16%     to        9.60%
 2009                           0.85%     to       1.25%      0.15%     to       0.15%      41.69%     to       42.26%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
 2013                                 254,839          $16.09      to          $18.30          $4,452,244
 2012                                 238,265           15.15      to           17.02           3,903,691
 2011                                 207,139           13.28      to           14.74           2,920,898
 2010                                 161,051            7.28      to           13.16           2,199,886
 2009                                  57,870           11.75      to           12.71             666,694
GOLDMAN SACHS LARGE CAP VALUE
 FUND
 2013                                  43,262           11.37      to           12.36             510,828
 2012                                  46,004            8.68      to            9.32             411,445
 2011                                  51,400            7.38      to            7.82             390,086
 2010                                  30,110            8.10      to            8.48             249,229
 2009                                   9,221            7.32      to            7.41              67,760
GOLDMAN SACHS SMALL/MID CAP
 GROWTH FUND
 2013                                  20,866           33.54      to           35.62             720,310
 2012                                  20,963           25.05      to           26.28             535,858
 2011                                  23,240           21.00      to           21.75             493,531
 2010                                  20,951           22.21      to           22.72             469,059
 2009                                   8,903           18.57      to           18.64             165,719
GOLDMAN SACHS SATELLITE
 STRATEGIES PORTFOLIO
 2013                                      36           11.22      to           11.22                 404
 2012                                      20           11.02      to           11.02                 216
 2011                                       2            9.55      to            9.55                  15
JOHN HANCOCK SMALL CAP EQUITY
 FUND
 2013                                  54,025           17.84      to           19.85           1,032,648
 2012                                  85,799           12.73      to           14.59           1,148,191
 2011                                  88,445           11.36      to           12.86           1,052,833
 2010                                 100,307           12.46      to           13.49           1,302,980
 2009                                 134,315            9.48      to           10.46           1,319,352
FROST VALUE EQUITY FUND+
 2013                                   1,255           14.96      to           15.07              18,838
 2012                                   1,269           11.26      to           11.26              14,292
 2011                                     911           10.87      to           10.87               9,903
HARTFORD BALANCED HLS FUND
 2013                                 550,370           16.22      to           25.11           8,522,720
 2012                                 631,253           13.55      to           21.03           7,860,989
 2011                                 667,707           12.25      to           19.34           7,517,225
 2010                                 737,012           11.03      to           19.32           8,199,270
 2009                                 792,727            7.99      to            9.99           7,922,972
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                               1,447,543           11.35      to           15.51          20,285,265
 2012                               1,573,945           11.99      to           15.93          22,609,896
 2011                               1,637,828           11.63      to           15.00          22,635,682
 2010                               2,035,595           10.90      to           14.19          28,333,768
 2009                               1,224,686           10.99      to           13.37          14,504,700
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                               1,222,415           26.13      to           37.89          29,118,919
 2012                               1,434,513           19.02      to           27.24          25,685,661
 2011                               1,548,624           16.28      to           23.02          23,068,172
 2010                               1,594,301           18.61      to           25.99          26,553,963
 2009                               1,855,399           16.17      to           22.30          26,814,183

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
 2013                             --      to       1.25%      6.04%     to       6.04%       6.17%     to        7.51%
 2012                             --      to       1.25%      6.36%     to       6.36%      14.07%     to       15.50%
 2011                             --      to       1.25%      7.25%     to       7.25%       0.98%     to        2.25%
 2010                             --      to       1.25%      7.60%     to       7.65%       5.05%     to       11.95%
 2009                             --      to       1.25%      8.85%     to       9.23%      48.27%     to       50.13%
GOLDMAN SACHS LARGE CAP VALUE
 FUND
 2013                             --      to       1.25%      0.71%     to       0.73%      30.94%     to       32.59%
 2012                             --      to       1.25%      0.93%     to       1.21%      17.73%     to       19.21%
 2011                             --      to       1.25%      1.28%     to       1.32%      (8.95)%    to       (7.81)%
 2010                             --      to       1.25%      0.72%     to       0.75%      10.73%     to       12.13%
 2009                           0.75%     to       1.25%      1.51%     to       2.39%      23.22%     to       23.83%
GOLDMAN SACHS SMALL/MID CAP
 GROWTH FUND
 2013                             --      to       1.25%        --      to         --       33.86%     to       35.54%
 2012                             --      to       1.25%        --      to         --       19.31%     to       20.81%
 2011                             --      to       1.25%        --      to         --       (5.45)%    to       (4.27)%
 2010                             --      to       1.25%        --      to         --       19.61%     to       21.12%
 2009                           0.75%     to       1.25%        --      to         --       85.68%     to       86.44%
GOLDMAN SACHS SATELLITE
 STRATEGIES PORTFOLIO
 2013                           0.85%     to       0.85%      3.78%     to       3.78%       1.80%     to        1.80%
 2012                           0.85%     to       0.85%      5.84%     to       5.84%      15.36%     to       15.36%
 2011                           0.85%     to       0.85%      1.31%     to       1.31%      (4.50)%    to       (4.50)%
JOHN HANCOCK SMALL CAP EQUITY
 FUND
 2013                           0.35%     to       1.25%        --      to         --       40.10%     to       41.37%
 2012                             --      to       1.25%      0.10%     to       0.10%      12.04%     to       13.45%
 2011                             --      to       1.25%      1.98%     to      21.40%      (8.78)%    to       (7.63)%
 2010                           0.35%     to       1.25%      0.36%     to       0.73%      31.42%     to       32.61%
 2009                             --      to       1.25%        --      to         --       46.14%     to       47.98%
FROST VALUE EQUITY FUND+
 2013                           1.05%     to       1.25%      0.71%     to       1.45%      32.84%     to       33.10%
 2012                           1.25%     to       1.25%      2.21%     to       2.21%       3.55%     to        3.55%
 2011                           1.25%     to       1.25%      1.86%     to       1.86%      (3.89)%    to       (3.89)%
HARTFORD BALANCED HLS FUND
 2013                             --      to       1.25%      1.59%     to       1.70%      19.40%     to       19.68%
 2012                             --      to       1.25%      2.98%     to       3.32%       8.75%     to       10.63%
 2011                             --      to       1.25%      1.53%     to       1.71%       0.34%     to        1.86%
 2010                             --      to       1.25%      1.47%     to       1.48%      10.47%     to       10.58%
 2009                           0.45%     to       1.25%      2.63%     to       2.63%      28.35%     to       30.29%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                             --      to       1.25%      3.83%     to       4.13%      (5.37%)    to       (2.59%)
 2012                             --      to       1.25%      3.93%     to       4.22%       3.10%     to        6.20%
 2011                             --      to       1.25%      0.21%     to       0.23%       5.40%     to        6.99%
 2010                             --      to       1.25%      3.98%     to       4.40%       3.02%     to        6.18%
 2009                             --      to       1.25%      4.07%     to       6.90%      13.58%     to       14.72%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                             --      to       1.25%      0.98%     to       1.01%      37.35%     to       39.08%
 2012                             --      to       1.25%      1.45%     to       1.77%      16.87%     to       18.34%
 2011                             --      to       1.25%      0.72%     to       1.05%     (12.51)%    to      (11.41)%
 2010                             --      to       1.25%      0.68%     to       0.79%      15.06%     to       16.50%
 2009                             --      to       1.25%      0.88%     to       0.93%      43.86%     to       45.67%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                               3,000,481           $6.12      to          $21.00         $34,263,112
 2012                               2,987,908            4.64      to           16.12          27,686,271
 2011                               2,821,893            4.09      to           14.37          24,445,236
 2010                               2,444,809            4.03      to           11.21          22,196,919
 2009                               1,457,090            3.56      to           10.05           9,940,730
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                  37,971           13.70      to           14.38             541,218
 2012                                  69,026           10.78      to           11.22             771,617
 2011                                  46,630            9.32      to            9.53             441,808
 2010                                  48,755           10.41      to           10.57             514,252
 2009                                  46,016            9.08      to            9.25             421,386
HARTFORD HEALTHCARE HLS FUND
 2013                                 121,754           18.30      to           28.15           3,022,803
 2012                                  91,216           12.12      to           18.77           1,711,002
 2011                                  78,719           10.11      to           15.76           1,306,539
 2010                                  70,591            9.37      to           11.16           1,094,498
 2009                                  72,177           10.58      to           18.49           1,085,340
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                                   9,952           11.55      to           13.53             121,366
 2012                                   8,284            8.54      to           10.08              76,840
 2011                                   9,146            6.98      to            8.29              69,300
 2010                                   7,469            8.16      to            9.78              66,076
 2009                                   4,153            7.20      to            8.69              31,570
HARTFORD GROWTH HLS FUND
 2013                                  36,940           15.52      to           17.52             615,101
 2012                                  35,643           11.63      to           12.98             430,667
 2011                                  33,202            9.97      to           11.00             343,895
 2010                                  31,375           11.12      to           12.02             365,468
 2009                                  33,287            9.45      to           10.07             332,960
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                                 290,991           18.75      to           40.58           4,491,490
 2012                                 276,135           13.98      to           29.90           3,195,325
 2011                                 286,960           11.16      to           23.57           2,631,594
 2010                                 268,287           11.28      to           25.86           2,797,251
 2009                                 191,529            9.74      to           22.00           1,775,872
HARTFORD INDEX HLS FUND
 2013                                 846,245            3.29      to           17.43          10,715,199
 2012                               1,425,247            2.49      to           13.38           9,751,347
 2011                               1,422,397            2.16      to           11.71           8,700,470
 2010                               1,439,077            2.12      to           10.17           8,987,012
 2009                               1,455,901            1.85      to            9.00           7,778,733
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                                  78,428           13.82      to           15.14           1,142,177
 2012                                  92,507           11.41      to           12.64           1,115,118
 2011                                 122,297            9.52      to           10.67           1,250,688
 2010                                 138,070           12.46      to           12.60           1,664,630
 2009                                 133,538           10.81      to           11.17           1,427,817

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                             --      to       1.25%      2.00%     to       2.19%      30.29%     to       31.92%
 2012                             --      to       1.25%      2.12%     to       2.61%      12.18%     to       13.59%
 2011                             --      to       1.25%      1.81%     to       2.51%      (0.19)%    to        1.32%
 2010                             --      to       1.25%      1.68%     to       1.94%      11.53%     to       13.21%
 2009                             --      to       1.25%      2.36%     to       2.68%      22.82%     to       24.68%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.35%     to       1.25%      1.29%     to       1.32%      27.05%     to       28.20%
 2012                           0.35%     to       1.25%      0.85%     to       0.91%      16.63%     to       17.68%
 2011                           0.35%     to       1.25%      0.01%     to       0.01%     (10.64)%    to       (9.83)%
 2010                           0.35%     to       1.25%      1.05%     to       1.18%      14.57%     to       15.32%
 2009                             --      to       1.25%      1.07%     to       1.13%      40.36%     to       42.13%
HARTFORD HEALTHCARE HLS FUND
 2013                           0.35%     to       1.25%      0.30%     to       0.52%      49.96%     to       50.97%
 2012                           0.35%     to       1.25%      0.13%     to       0.13%      19.13%     to       19.90%
 2011                           0.35%     to       1.25%        --      to         --        6.92%     to        7.89%
 2010                           0.35%     to       1.25%      0.03%     to       0.03%       5.51%     to        6.46%
 2009                             --      to       1.25%      0.38%     to       0.39%      20.89%     to       22.72%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.50%     to       1.25%      0.49%     to       0.66%      34.22%     to       35.23%
 2012                           0.50%     to       1.25%      0.27%     to       0.28%      21.57%     to       22.49%
 2011                           0.50%     to       1.25%        --      to         --      (15.17)%    to      (14.53)%
 2010                           0.50%     to       1.25%      0.05%     to       0.06%      12.55%     to       13.40%
 2009                           0.50%     to       1.25%      0.57%     to       0.63%      33.62%     to       34.63%
HARTFORD GROWTH HLS FUND
 2013                           0.35%     to       1.25%        --      to       0.08%      33.46%     to       35.01%
 2012                           0.35%     to       1.25%        --      to         --       16.65%     to       18.00%
 2011                           0.35%     to       1.25%        --      to       0.36%     (10.31)%    to       (9.27)%
 2010                             --      to       1.25%      0.03%     to       0.03%      17.59%     to       19.33%
 2009                             --      to       1.25%      0.25%     to       0.54%      32.23%     to       33.67%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                             --      to       1.25%      0.01%     to       0.01%      34.06%     to       35.73%
 2012                             --      to       1.25%        --      to         --       25.28%     to       26.86%
 2011                             --      to       1.25%        --      to         --      (10.23)%    to       (8.87)%
 2010                             --      to       1.25%      0.01%     to       0.02%      15.82%     to       17.55%
 2009                             --      to       1.25%      0.36%     to       0.60%      27.68%     to       29.01%
HARTFORD INDEX HLS FUND
 2013                             --      to       1.25%      0.71%     to       1.87%      30.31%     to       31.95%
 2012                             --      to       1.25%      1.56%     to       3.57%      14.14%     to       15.63%
 2011                             --      to       1.25%      1.69%     to       1.76%       0.34%     to        1.81%
 2010                             --      to       1.25%      0.14%     to       1.66%      13.03%     to       14.73%
 2009                             --      to       1.25%      2.37%     to       2.45%      24.25%     to       26.15%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.35%     to       1.25%      1.84%     to       2.17%      19.77%     to       21.13%
 2012                           0.35%     to       1.25%      1.57%     to       1.96%      18.41%     to       19.78%
 2011                           0.35%     to       1.25%      0.05%     to       0.05%     (15.25)%    to      (14.27)%
 2010                             --      to       1.25%      1.12%     to       1.25%      10.10%     to       12.78%
 2009                           0.45%     to       1.25%      2.07%     to       2.74%      31.48%     to       32.86%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2013                                 721,605          $29.08      to          $32.37         $22,588,755
 2012                                 746,189           21.06      to           23.16          16,145,844
 2011                                 750,590           17.85      to           19.39          13,669,927
 2010                                 740,670           19.63      to           21.05          14,744,596
 2009                                 453,400           16.10      to           17.05           7,430,700
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                                 644,583           10.25      to           10.38           6,468,800
 2012                                 927,397           10.38      to           10.39           9,299,720
 2011                               1,137,006           10.51      to           12.55          11,404,360
 2010                               1,149,708           10.34      to           12.55          11,848,118
 2009                               1,183,035           10.47      to           12.55          12,111,213
HARTFORD SMALL COMPANY HLS
 FUND
 2013                                 771,757           14.80      to           16.03           8,017,587
 2012                               1,394,834            3.29      to           12.55           5,388,108
 2011                               1,301,670            9.51      to           16.64           4,480,168
 2010                               1,134,632            9.60      to            9.85           4,066,244
 2009                                 479,093            2.37      to            7.85           2,398,940
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                                  26,080           20.02      to           32.60             521,960
 2012                                  19,989           14.03      to           25.44             278,306
 2011                                  18,424           12.13      to           21.67             220,620
 2010                                  18,928           12.14      to           21.37             229,908
 2009                                  13,350            9.02      to           15.65             118,728
HARTFORD STOCK HLS FUND
 2013                                 428,112           16.31      to           34.00           6,538,682
 2012                                 458,497           12.49      to           25.71           5,402,432
 2011                                 501,783           11.06      to           22.48           5,179,897
 2010                                 594,961           11.32      to           22.73           6,233,382
 2009                                 677,802            9.24      to           19.80           6,373,827
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                                 118,069           10.67      to           11.11           1,297,952
 2012                                 166,943           10.99      to           11.36           1,877,480
 2011                                 153,973           10.73      to           11.01           1,682,233
 2010                                  82,750           10.36      to           10.51             866,372
 2009                                  90,671           10.11      to           10.28             922,773
HARTFORD VALUE HLS FUND
 2013                                  96,430           16.34      to           17.31           1,611,776
 2012                                 108,902           12.56      to           13.12           1,391,267
 2011                                 105,389           10.95      to           11.21           1,160,636
 2010                                 107,591           11.29      to           11.44           1,219,018
THE HARTFORD CHECKS AND
 BALANCES FUND
 2013                                  17,827           14.35      to           14.77             258,980
 2012                                  36,389           11.89      to           12.15             438,210
 2011                                  31,420           10.60      to           10.75             335,406
 2010                                   6,842           11.04      to           11.11              75,522
HARTFORD HIGH YIELD
 2013                                     942           14.30      to           14.90              13,991

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2013                             --      to       1.25%      0.13%     to       0.13%      38.08%     to       39.82%
 2012                             --      to       1.25%      0.85%     to       0.86%      17.96%     to       19.44%
 2011                             --      to       1.25%      0.72%     to       0.73%      (9.06)%    to       (7.92)%
 2010                             --      to       1.25%      0.07%     to       0.27%      21.92%     to       23.45%
 2009                             --      to       1.25%      0.59%     to       0.63%      29.33%     to       30.96%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                             --      to       1.25%        --      to         --       (1.24)%    to       (0.10)%
 2012                             --      to       1.25%        --      to         --       (1.24)%    to          --
 2011                             --      to       1.25%        --      to         --       (1.24)%    to          --
 2010                             --      to       1.25%        --      to         --       (1.24)%    to       (1.24)%
 2009                             --      to       1.25%      0.05%     to       0.06%      (1.19)%    to        0.06%
HARTFORD SMALL COMPANY HLS
 FUND
 2013                             --      to       1.25%        --      to         --       42.18%     to       43.97%
 2012                             --      to       1.25%        --      to         --       13.92%     to       15.64%
 2011                           0.35%     to       1.25%        --      to         --       (4.82)%    to       (3.96)%
 2010                           0.50%     to       1.25%        --      to         --       22.30%     to       23.22%
 2009                             --      to       1.25%      0.01%     to       0.01%      27.41%     to       29.29%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                             --      to       1.25%      0.09%     to       0.39%      28.13%     to       42.70%
 2012                             --      to       1.25%        --      to         --       15.65%     to       17.40%
 2011                             --      to       1.25%        --      to         --       (0.08)%    to        1.42%
 2010                             --      to       1.25%        --      to         --       34.52%     to       36.56%
 2009                             --      to       1.25%      0.09%     to       0.09%      33.38%     to       35.28%
HARTFORD STOCK HLS FUND
 2013                             --      to       1.25%      2.03%     to       2.06%      30.60%     to       32.25%
 2012                             --      to       1.25%      1.33%     to       2.18%      12.96%     to       14.38%
 2011                             --      to       1.25%      1.19%     to       1.42%      (2.57)%    to       (1.09)%
 2010                             --      to       1.25%      0.23%     to       1.18%      13.38%     to       14.80%
 2009                             --      to       1.25%      1.58%     to       1.65%      39.43%     to       41.54%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.50%     to       1.25%      2.36%     to       2.38%      (2.90)%    to       (2.17)%
 2012                           0.50%     to       1.25%      2.86%     to       2.92%       2.41%     to        3.18%
 2011                           0.50%     to       1.25%        --      to       2.24%       3.57%     to        4.35%
 2010                           0.65%     to       1.25%      3.73%     to       4.68%       2.50%     to        3.12%
 2009                             --      to       1.25%      0.03%     to       0.03%       2.10%     to        3.38%
HARTFORD VALUE HLS FUND
 2013                             --      to       1.25%      0.78%     to       1.54%      30.01%     to       31.94%
 2012                             --      to       1.25%      2.30%     to       2.43%      15.24%     to       16.99%
 2011                             --      to       1.25%      1.60%     to       1.76%      (3.42)%    to       (1.96)%
 2010                             --      to       1.25%      0.58%     to       0.86%      12.88%     to       14.36%
THE HARTFORD CHECKS AND
 BALANCES FUND
 2013                           0.50%     to       1.25%      0.99%     to       1.42%      20.71%     to       21.62%
 2012                           0.50%     to       1.25%      2.43%     to       3.81%      12.13%     to       12.98%
 2011                           0.50%     to       1.25%      2.23%     to       3.71%      (3.92)%    to       (3.19)%
 2010                           0.50%     to       1.25%      0.81%     to       1.14%       4.94%     to        5.46%
HARTFORD HIGH YIELD
 2013                           0.65%     to       1.25%      3.42%     to       5.39%       4.70%     to        5.33%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET
 RETIREMENT 2010 FUND
 2013                                  77,442          $12.30      to          $19.76          $1,183,730
 2012                                  89,678           11.67      to           18.54           1,252,606
 2011                                  84,558           10.57      to           16.61           1,101,637
 2010                                  50,300           10.45      to           10.93             637,026
 2009                                  40,158            9.35      to           14.53             477,504
THE HARTFORD TARGET
 RETIREMENT 2020 FUND
 2013                                 354,395           12.30      to           13.38           5,113,982
 2012                                 373,615           11.17      to           12.00           5,032,546
 2011                                 314,770            9.97      to           10.58           3,885,898
 2010                                 161,272            9.97      to           10.70           1,828,026
 2009                                  76,021            8.85      to            9.03             739,734
THE HARTFORD TARGET
 RETIREMENT 2030 FUND
 2013                                 339,650           12.66      to           13.78           5,039,484
 2012                                 361,628           10.98      to           11.80           4,554,766
 2011                                 255,601            9.67      to           10.26           2,890,983
 2010                                 140,838            9.73      to           10.51           1,505,017
 2009                                  66,646            8.56      to            8.73             590,935
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2013                                  94,296           13.88      to           27.32           1,945,124
 2012                                 134,271           10.74      to           20.90           1,932,825
 2011                                 109,756            9.62      to           18.53           1,433,432
 2010                                  49,934            9.66      to            9.93             556,944
 2009                                   2,539            8.68      to           16.26              40,918
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2013                                  16,998           12.22      to           12.86             231,444
 2012                                  12,418           10.28      to           10.73             143,650
 2011                                   6,862            8.74      to            9.06              69,404
 2010                                     411            9.70      to            9.96               4,180
THE HARTFORD MIDCAP FUND
 2013                                  27,729           17.58      to           18.10             492,224
 2012                                  25,208           12.81      to           13.08             325,269
 2011                                  20,932           10.91      to           11.06             229,524
 2010                                   3,298           12.03      to           12.10              39,661
THE HARTFORD SMALL COMPANY
 FUND
 2013                                  70,521           14.51      to           15.79           1,205,864
 2012                                  60,931           10.24      to           11.01             739,864
 2011                                  68,421            9.00      to            9.56             724,652
 2010                                  33,032            9.56      to            9.83             387,770
 2009                                   3,361            7.85      to           16.49              44,554
THE HARTFORD TOTAL RETURN
 BOND FUND
 2013                                  22,796           11.99      to           12.74             284,824
 2012                                  24,220           12.39      to           13.04             307,098
 2011                                  18,693           11.81      to           12.21             223,615
 2010                                  10,618           11.21      to           11.52             120,183
 2009                                   7,931           10.61      to           10.61              84,125

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD TARGET
 RETIREMENT 2010 FUND
 2013                           0.15%     to       1.25%      0.47%     to       0.88%       5.43%     to        6.60%
 2012                           0.15%     to       1.25%      3.30%     to       4.07%      10.39%     to       11.61%
 2011                           0.15%     to       1.25%      2.11%     to       2.61%      (0.53)%    to        0.57%
 2010                           0.50%     to       1.25%      1.93%     to       2.26%      11.74%     to       12.42%
 2009                           1.05%     to       1.25%      2.07%     to       3.57%      26.40%     to       45.34%
THE HARTFORD TARGET
 RETIREMENT 2020 FUND
 2013                             --      to       1.25%      0.86%     to       1.11%      10.11%     to       11.49%
 2012                             --      to       1.25%      3.67%     to       4.01%      11.98%     to       13.39%
 2011                             --      to       1.25%      1.55%     to       5.15%      (2.31)%    to       (1.08)%
 2010                             --      to       1.25%      2.17%     to       2.60%      12.65%     to       14.05%
 2009                           0.50%     to       1.25%      2.49%     to       2.81%      28.32%     to       29.29%
THE HARTFORD TARGET
 RETIREMENT 2030 FUND
 2013                             --      to       1.25%      0.93%     to       1.09%      15.35%     to       16.80%
 2012                             --      to       1.25%      3.77%     to       3.80%      13.53%     to       14.96%
 2011                             --      to       1.25%      1.35%     to       3.80%      (3.62)%    to       (2.40)%
 2010                             --      to       1.25%      1.48%     to       2.34%      13.69%     to       14.98%
 2009                           0.50%     to       1.25%      2.02%     to       2.13%      27.46%     to       28.42%
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2013                           0.15%     to       1.25%      1.40%     to       1.48%      29.31%     to       30.74%
 2012                           0.15%     to       1.25%      1.84%     to       1.94%      11.58%     to       12.81%
 2011                           0.15%     to       1.25%      1.55%     to       2.14%      (0.36)%    to        0.74%
 2010                           0.50%     to       1.25%      0.76%     to       1.72%      11.29%     to       12.13%
 2009                           0.75%     to       1.25%      0.70%     to       1.37%      22.20%     to       62.63%
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2013                           0.50%     to       1.25%      1.33%     to       1.68%      18.94%     to       19.83%
 2012                           0.50%     to       1.25%      1.65%     to       8.92%      17.63%     to       18.51%
 2011                           0.50%     to       1.25%      1.54%     to       1.60%     (14.78)%    to      (14.14)%
 2010                           0.50%     to       1.25%      0.15%     to       0.99%      13.45%     to       14.30%
THE HARTFORD MIDCAP FUND
 2013                           0.50%     to       1.25%        --      to         --       37.28%     to       38.31%
 2012                           0.50%     to       1.25%        --      to         --       17.42%     to       18.30%
 2011                           0.50%     to       1.25%        --      to         --       (9.31)%    to       (8.62)%
 2010                           0.50%     to       1.25%        --      to         --        7.63%     to        8.17%
THE HARTFORD SMALL COMPANY
 FUND
 2013                             --      to       1.25%        --      to         --       41.73%     to       43.51%
 2012                             --      to       1.25%        --      to         --       13.73%     to       15.16%
 2011                             --      to       1.25%        --      to         --       (5.80)%    to       (4.62)%
 2010                           0.50%     to       1.25%        --      to         --       21.73%     to       22.64%
 2009                           0.75%     to       1.25%        --      to         --       27.50%     to       64.86%
THE HARTFORD TOTAL RETURN
 BOND FUND
 2013                           0.35%     to       1.25%      2.29%     to       2.30%      (3.16)%    to       (2.29)%
 2012                           0.35%     to       1.25%      2.85%     to       2.87%       5.83%     to        6.79%
 2011                           0.35%     to       1.25%      2.98%     to       3.15%       4.96%     to        5.91%
 2010                           0.50%     to       1.25%      1.80%     to       3.70%       5.70%     to        6.50%
 2009                           1.25%     to       1.25%      3.80%     to       3.80%      11.77%     to       11.77%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD HEALTHCARE FUND
 2013                                   3,842          $17.89      to          $19.01             $84,951
 2012                                   5,420           12.12      to           12.76              77,542
 2011                                   4,879           10.23      to           10.68              65,012
 2010                                   1,692            9.61      to           15.91              25,495
 2009                                       8            9.14      to            9.14                  71
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2013                                   4,350           14.78      to           15.55              74,124
 2012                                   6,577           11.11      to           21.08             117,702
 2011                                   5,399            8.90      to           16.82              71,571
 2010                                   3,232            9.95      to           18.59              47,967
 2009                                   1,031            8.60      to            8.60               8,866
THE HARTFORD BALANCED
 ALLOCATION FUND
 2013                                 265,251           12.03      to           13.08           3,407,512
 2012                                 279,663           11.11      to           11.94           3,309,373
 2011                                 289,390           10.04      to           10.66           3,208,895
 2010                                 236,802           10.14      to           10.79           2,803,769
 2009                                  94,119            9.11      to            9.47             858,433
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 2013                                  99,759           11.58      to           12.60           1,383,300
 2012                                 154,650           11.60      to           12.46           2,142,210
 2011                                 154,054           10.73      to           11.39           1,996,018
 2010                                 175,017           10.60      to           11.20           2,297,217
 2009                                  53,004            9.69      to            9.99             514,427
THE HARTFORD CAPITAL
 APPRECIATION FUND
 2013                                 703,289           13.90      to           16.52          10,023,404
 2012                                 723,670            9.73      to           12.11           7,293,732
 2011                                 851,294            8.55      to           10.32           7,146,106
 2010                                 658,332           10.08      to           11.81           6,460,516
 2009                                 393,021            8.34      to            8.51           3,294,410
THE HARTFORD GROWTH
 ALLOCATION FUND
 2013                                 251,114           12.81      to           13.94           3,396,060
 2012                                 279,605           10.78      to           11.58           3,140,328
 2011                                 164,856            9.45      to           10.03           1,606,270
 2010                                 133,386            9.78      to           10.48           1,360,927
 2009                                  65,456            8.64      to            9.04             566,101
THE HARTFORD INFLATION PLUS
 FUND
 2013                                  28,575           12.03      to           12.78             349,671
 2012                                 112,891           13.42      to           14.08           1,576,143
 2011                                  92,401           12.78      to           13.24           1,207,254
 2010                                  73,274           11.45      to           11.64             851,406
 2009                                   6,783           10.96      to           11.00              74,329
THE HARTFORD VALUE FUND
 2013                                     390           16.10      to           16.58               6,317
 2012                                     248           12.45      to           12.45               3,087
 2011                                     123           10.86      to           10.86               1,341

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD HEALTHCARE FUND
 2013                           0.35%     to       1.25%        --      to         --       47.65%     to       48.99%
 2012                           0.35%     to       1.25%        --      to         --       18.43%     to       19.50%
 2011                           0.35%     to       1.25%        --      to         --        6.46%     to        7.43%
 2010                           0.75%     to       1.25%        --      to         --        5.19%     to        5.71%
 2009                           1.25%     to       1.25%        --      to         --       20.12%     to       20.12%
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2013                           0.50%     to       1.25%        --      to         --       33.12%     to       34.12%
 2012                           0.75%     to       1.25%        --      to         --       24.73%     to       25.35%
 2011                           0.75%     to       1.25%        --      to         --      (10.48)%    to      (10.03)%
 2010                           1.05%     to       1.25%        --      to         --       15.68%     to       15.91%
 2009                           1.25%     to       1.25%        --      to         --       27.86%     to       27.86%
THE HARTFORD BALANCED
 ALLOCATION FUND
 2013                             --      to       1.25%      0.76%     to       1.12%       8.22%     to        9.58%
 2012                             --      to       1.25%      2.79%     to       3.32%      10.64%     to       12.04%
 2011                             --      to       1.25%      1.86%     to       2.24%      (2.48)%    to       (1.26)%
 2010                             --      to       1.25%      0.77%     to       1.81%      11.40%     to       12.47%
 2009                           0.50%     to       1.25%      1.01%     to       2.37%      26.36%     to       27.09%
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 2013                             --      to       1.25%      0.35%     to       0.43%      (0.18)%    to        1.07%
 2012                             --      to       1.25%      3.67%     to       3.95%       8.06%     to        9.42%
 2011                             --      to       1.25%      2.38%     to       2.45%       0.47%     to        1.74%
 2010                             --      to       1.25%      1.04%     to       2.61%       9.43%     to       10.49%
 2009                           0.50%     to       1.25%      1.35%     to       3.43%      24.49%     to       25.08%
THE HARTFORD CAPITAL
 APPRECIATION FUND
 2013                           0.35%     to       1.25%        --      to       0.40%      36.42%     to       41.64%
 2012                           0.50%     to       1.25%      0.68%     to       1.03%      17.38%     to       20.01%
 2011                             --      to       1.25%        --      to       1.41%     (16.30)%    to      (15.24)%
 2010                             --      to       1.25%        --      to         --        7.50%     to       12.92%
 2009                           0.50%     to       1.25%        --      to         --       41.68%     to       42.75%
THE HARTFORD GROWTH
 ALLOCATION FUND
 2013                             --      to       1.25%      0.62%     to       0.64%      18.81%     to       20.31%
 2012                             --      to       1.25%      2.97%     to       3.24%      14.02%     to       15.45%
 2011                             --      to       1.25%      1.06%     to       1.20%      (5.50)%    to       (4.31)%
 2010                             --      to       1.25%      0.63%     to       1.01%      13.21%     to       14.36%
 2009                           0.50%     to       1.25%      1.01%     to       1.60%      27.53%     to       28.02%
THE HARTFORD INFLATION PLUS
 FUND
 2013                             --      to       1.25%      0.01%     to       0.10%     (10.36)%    to       (9.23)%
 2012                             --      to       1.25%      0.83%     to       1.00%       4.99%     to        6.31%
 2011                             --      to       1.25%      0.02%     to       2.44%      11.63%     to       13.04%
 2010                           0.35%     to       1.25%      0.90%     to       1.44%       4.54%     to        5.48%
 2009                           0.75%     to       1.25%      0.25%     to       1.61%       9.56%     to       10.01%
THE HARTFORD VALUE FUND
 2013                           0.50%     to       1.25%      1.41%     to       2.23%      29.36%     to       30.33%
 2012                           1.25%     to       1.25%      3.27%     to       3.27%      14.65%     to       14.65%
 2011                           1.25%     to       1.25%      2.25%     to       2.25%      (3.54)%    to       (3.54)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD EQUITY INCOME
 FUND
 2013                                  21,289          $17.37      to          $17.98            $375,653
 2012                                  14,568           13.61      to           13.90             199,659
 2011                                   6,598           12.13      to           12.17              80,027
 2010                                     297           11.47      to           11.47               3,407
THE HARTFORD TARGET
 RETIREMENT 2015 FUND
 2013                                  89,153           19.48      to           20.69           1,766,474
 2012                                 110,850           18.09      to           18.98           2,032,945
 2011                                  70,687           16.33      to           16.92           1,156,445
 2010                                  21,985           14.74      to           16.85             354,553
 2009                                   3,039           13.15      to           14.73              40,537
THE HARTFORD TARGET
 RETIREMENT 2025 FUND
 2013                                 226,318           21.31      to           22.63           4,880,921
 2012                                 202,226           18.90      to           19.83           3,855,300
 2011                                 178,668           16.82      to           17.42           3,024,106
 2010                                 128,822           15.06      to           17.63           2,223,292
 2009                                     442           13.40      to           15.35               6,029
THE HARTFORD TARGET
 RETIREMENT 2035 FUND
 2013                                  96,670           23.89      to           25.37           2,335,702
 2012                                  80,067           20.24      to           21.23           1,630,619
 2011                                  65,840           17.64      to           18.27           1,165,692
 2010                                  32,456           15.61      to           18.69             592,790
 2009                                   2,222           13.72      to           16.10              35,155
THE HARTFORD TARGET
 RETIREMENT 2040 FUND
 2013                                  92,807           24.31      to           25.82           2,303,528
 2012                                  83,524           20.51      to           21.51           1,736,457
 2011                                  54,259           17.93      to           18.58             980,019
 2010                                  15,515           15.81      to           19.13             287,726
 2009                                   1,377           13.81      to           16.39              21,948
THE HARTFORD TARGET
 RETIREMENT 2045 FUND
 2013                                  75,418           24.46      to           25.98           1,884,311
 2012                                  62,786           20.68      to           21.69           1,319,583
 2011                                  53,423           18.09      to           18.74             972,666
 2010                                  21,990           15.95      to           19.42             416,910
 2009                                     101           13.94      to           16.63               1,431
THE HARTFORD TARGET
 RETIREMENT 2050 FUND
 2013                                  39,715           24.34      to           25.85             969,388
 2012                                  35,106           20.54      to           21.54             721,067
 2011                                  28,194           17.94      to           18.59             505,721
 2010                                  10,798           15.91      to           19.39             200,583
 2009                                     322           16.58      to           16.61               5,335
THE HARTFORD BALANCED INCOME
 FUND
 2013                                   5,987           13.01      to           13.35              79,180
 2012                                   1,970           11.76      to           11.81              23,251
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 2013                                   1,032           13.37      to           13.52              13,862
 2012                                     319           10.14      to           10.18               3,229
 2011                                      79            8.14      to            8.14                 643

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD EQUITY INCOME
 FUND
 2013                           0.35%     to       1.25%      1.12%     to       1.55%      27.65%     to       28.81%
 2012                           0.50%     to       1.25%      0.85%     to       2.23%      12.18%     to       13.02%
 2011                           1.05%     to       1.25%      1.12%     to       2.32%       5.73%     to        5.94%
 2010                           1.25%     to       1.25%      0.52%     to       0.52%       5.54%     to        5.54%
THE HARTFORD TARGET
 RETIREMENT 2015 FUND
 2013                             --      to       1.25%      0.78%     to       0.79%       7.64%     to        8.99%
 2012                             --      to       1.25%      4.26%     to       5.39%      10.79%     to       12.18%
 2011                             --      to       1.25%      1.84%     to       2.53%      (0.83)%    to        0.42%
 2010                             --      to       1.25%      1.93%     to       2.15%      12.11%     to       13.41%
 2009                           1.05%     to       1.25%      6.70%     to       7.97%      31.50%     to       47.28%
THE HARTFORD TARGET
 RETIREMENT 2025 FUND
 2013                             --      to       1.25%      0.97%     to       1.00%      12.72%     to       14.14%
 2012                             --      to       1.25%      2.95%     to       3.63%      12.38%     to       13.79%
 2011                             --      to       1.25%      1.53%     to       1.56%      (2.40)%    to       (1.17)%
 2010                             --      to       1.25%      1.22%     to       1.80%      12.41%     to       13.71%
 2009                           1.25%     to       1.25%      1.54%     to       2.83%      33.95%     to       53.47%
THE HARTFORD TARGET
 RETIREMENT 2035 FUND
 2013                             --      to       1.25%      1.15%     to       1.42%      18.01%     to       19.49%
 2012                             --      to       1.25%      3.40%     to       3.49%      14.75%     to       16.19%
 2011                             --      to       1.25%      1.48%     to       1.54%      (3.46)%    to       (2.21)%
 2010                             --      to       1.25%      1.43%     to       1.77%      13.74%     to       15.06%
 2009                           1.05%     to       1.25%      2.97%     to       3.89%      37.22%     to       61.02%
THE HARTFORD TARGET
 RETIREMENT 2040 FUND
 2013                             --      to       1.25%      1.34%     to       1.64%      18.54%     to       20.03%
 2012                             --      to       1.25%      3.73%     to       3.99%      14.39%     to       15.82%
 2011                             --      to       1.25%      1.63%     to       1.95%      (4.12)%    to       (2.92)%
 2010                             --      to       1.25%      1.30%     to       1.38%      14.43%     to       15.75%
 2009                           1.05%     to       1.25%      2.30%     to       4.21%      38.15%     to       63.87%
THE HARTFORD TARGET
 RETIREMENT 2045 FUND
 2013                             --      to       1.25%      1.31%     to       1.42%      18.31%     to       19.80%
 2012                             --      to       1.25%      2.91%     to       4.17%      14.29%     to       15.72%
 2011                             --      to       1.25%      0.81%     to       1.63%      (4.69)%    to       (3.49)%
 2010                             --      to       1.25%      1.06%     to       1.07%      14.43%     to       15.75%
 2009                           1.05%     to       1.25%      3.54%     to       3.82%      39.37%     to       66.32%
THE HARTFORD TARGET
 RETIREMENT 2050 FUND
 2013                             --      to       1.25%      1.16%     to       1.52%      18.50%     to       19.99%
 2012                             --      to       1.25%      3.31%     to       3.85%      14.46%     to       15.90%
 2011                             --      to       1.25%      1.13%     to       2.26%      (5.34)%    to       (4.15)%
 2010                             --      to       1.25%      1.10%     to       1.29%      14.35%     to       15.76%
 2009                           1.05%     to       1.25%      0.76%     to       1.07%      65.80%     to       66.08%
THE HARTFORD BALANCED INCOME
 FUND
 2013                           0.35%     to       1.25%      1.15%     to       2.59%      10.59%     to       11.59%
 2012                           1.05%     to       1.25%      0.70%     to       3.30%      11.37%     to       11.60%
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 2013                           0.85%     to       1.25%      0.43%     to       0.48%      31.80%     to       32.33%
 2012                           1.05%     to       1.25%      0.65%     to       3.10%      24.65%     to       24.90%
 2011                           1.25%     to       1.25%      1.57%     to       1.57%     (18.63)%    to      (18.63)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE
 FUND
 2013                                   2,340          $13.95      to          $14.20             $32,702
 2012                                      50           10.55      to           10.55                 529
THE HARTFORD GLOBAL ALL-
 ASSET FUND
 2013                                     264           10.98      to           10.98               2,904
HOTCHKIS AND WILEY LARGE CAP
 VALUE FUND
 2013                                  44,848           15.66      to           17.08             743,595
 2012                                  45,944           11.36      to           12.28             550,180
 2011                                  60,239            9.71      to           10.40             612,603
 2010                                  66,457           10.30      to           10.93             713,080
 2009                                  64,969            8.72      to            9.17             584,719
INVESCO V.I. TECHNOLOGY FUND
 2013                                   7,842           14.97      to           14.97             117,426
 2012                                  19,960           12.05      to           12.05             240,487
 2011                                  10,765           10.90      to           10.90             117,373
 2010                                  12,017           11.56      to           11.56             138,970
 2009                                   6,898            9.60      to            9.60              66,221
INVESCO TECHNOLOGY FUND
 2013                                  24,794           12.20      to           13.67             293,886
 2012                                  37,621            9.90      to           11.00             348,854
 2011                                  48,851            9.06      to            9.97             410,879
 2010                                  68,649            9.48      to           10.34             609,198
 2009                                  66,348            4.28      to            7.94             484,922
IVY GLOBAL NATURAL RESOURCES
 FUND
 2013                                 250,827            6.63      to           10.60           2,140,106
 2012                                 227,902            6.15      to            9.92           1,828,737
 2011                                 234,101            6.14      to           10.00           1,882,675
 2010                                 197,535            7.84      to           12.88           2,009,548
 2009                                 145,772            6.71      to           11.13           1,290,981
IVY LARGE CAP GROWTH FUND
 2013                                  43,888           14.45      to           17.35             684,572
 2012                                 111,082           11.98      to           12.95           1,306,004
 2011                                 100,980            9.70      to           11.86           1,035,520
 2010                                  71,497            9.54      to           11.77             720,957
 2009                                  25,502            9.18      to           10.44             237,849
IVY SCIENCE & TECHNOLOGY FUND
 2013                                  57,565           22.11      to           24.02           1,307,688
 2012                                  29,337           14.72      to           15.80             438,472
 2011                                  24,128           11.77      to           12.48             286,957
 2010                                  15,889           12.43      to           13.01             196,675
 2009                                   3,894           11.35      to           11.57              44,176
IVY ASSET STRATEGY FUND
 2013                                 101,191           17.60      to           18.70           1,825,745
 2012                                  92,828           14.34      to           15.04           1,355,970
 2011                                  80,362           12.16      to           12.48             991,284
 2010                                  58,617           13.34      to           13.56             789,469
 2009                                   1,236           12.31      to           12.36              15,237

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE
 FUND
 2013                           0.65%     to       1.25%        --      to         --       32.22%     to       33.01%
 2012                           1.25%     to       1.25%      3.04%     to       3.04%      22.79%     to       22.79%
THE HARTFORD GLOBAL ALL-
 ASSET FUND
 2013                           1.05%     to       1.05%      2.32%     to       2.32%      10.55%     to       10.55%
HOTCHKIS AND WILEY LARGE CAP
 VALUE FUND
 2013                           0.35%     to       1.25%      1.24%     to       1.26%      37.82%     to       39.06%
 2012                           0.35%     to       1.25%      2.31%     to       2.34%      17.01%     to       18.06%
 2011                           0.35%     to       1.25%      1.79%     to       1.96%      (5.68)%    to       (4.83)%
 2010                           0.35%     to       1.25%      0.06%     to       0.10%      18.08%     to       19.15%
 2009                           0.35%     to       1.25%      3.14%     to       3.22%      32.27%     to       33.47%
INVESCO V.I. TECHNOLOGY FUND
 2013                           0.70%     to       0.70%        --      to         --       24.27%     to       24.27%
 2012                           0.70%     to       0.70%        --      to         --       10.50%     to       10.50%
 2011                           0.70%     to       0.70%      0.18%     to       0.18%      (5.72)%    to       (5.72)%
 2010                           0.70%     to       0.70%        --      to         --       20.46%     to       20.46%
 2009                           0.70%     to       0.70%        --      to         --       56.30%     to       56.30%
INVESCO TECHNOLOGY FUND
 2013                           0.35%     to       1.25%        --      to         --       23.22%     to       24.33%
 2012                           0.35%     to       1.25%      0.58%     to       1.42%       9.32%     to       10.31%
 2011                           0.35%     to       1.25%        --      to         --       (4.44)%    to       (3.58)%
 2010                           0.35%     to       1.25%        --      to         --       19.38%     to       20.46%
 2009                             --      to       1.25%        --      to         --       56.17%     to       58.14%
IVY GLOBAL NATURAL RESOURCES
 FUND
 2013                           0.35%     to       1.25%        --      to         --        6.85%     to        7.81%
 2012                           0.35%     to       1.25%      0.40%     to       0.45%      (0.76)%    to        0.14%
 2011                           0.35%     to       1.25%        --      to         --      (22.37)%    to      (21.66)%
 2010                           0.35%     to       1.25%        --      to         --       15.74%     to       16.78%
 2009                           0.35%     to       1.25%        --      to         --       72.97%     to       74.53%
IVY LARGE CAP GROWTH FUND
 2013                           0.35%     to       1.25%      0.06%     to       0.06%      33.98%     to       35.19%
 2012                             --      to       1.25%      0.28%     to       0.28%       9.19%     to       10.56%
 2011                           0.35%     to       1.25%        --      to         --        0.78%     to        1.69%
 2010                           0.35%     to       1.25%      0.16%     to       0.23%      12.71%     to       13.72%
 2009                           0.50%     to       1.25%      0.82%     to       1.04%      23.13%     to       24.05%
IVY SCIENCE & TECHNOLOGY FUND
 2013                             --      to       1.25%        --      to         --       50.19%     to       52.08%
 2012                             --      to       1.25%        --      to         --       25.06%     to       26.63%
 2011                             --      to       1.25%        --      to         --       (5.31)%    to       (4.12)%
 2010                             --      to       1.25%        --      to         --        9.57%     to       10.95%
 2009                           0.50%     to       1.25%        --      to         --       38.06%     to       39.10%
IVY ASSET STRATEGY FUND
 2013                             --      to       1.25%      0.43%     to       0.54%      22.77%     to       24.32%
 2012                             --      to       1.25%      2.33%     to       3.08%      17.86%     to       19.34%
 2011                           0.35%     to       1.25%      1.24%     to       1.45%      (8.82)%    to       (7.99)%
 2010                           0.35%     to       1.25%      0.27%     to       0.35%       8.40%     to        9.38%
 2009                           0.75%     to       1.25%      0.43%     to       0.44%      23.07%     to       23.58%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN FORTY PORTFOLIO
 2013                                 111,877          $19.09      to          $19.09          $2,135,919
 2012                                 119,154           14.65      to           14.65           1,745,685
 2011                                 128,767           11.88      to           11.88           1,530,099
 2010                                 171,444           12.82      to           12.82           2,198,738
 2009                                 187,295           12.10      to           12.10           2,265,950
JANUS ASPEN GLOBAL RESEARCH
 PORTFOLIO+
 2013                                  30,091           13.59      to           13.59             408,943
 2012                                  21,750           10.66      to           10.66             231,779
 2011                                  23,223            8.94      to            8.94             207,534
 2010                                  35,321           10.43      to           10.43             368,517
 2009                                  40,005            9.07      to            9.07             362,858
JANUS ASPEN ENTERPRISE
 PORTFOLIO
 2013                                   1,634           19.55      to           19.55              31,956
 2012                                   3,372           14.87      to           14.87              50,162
 2011                                   2,313           12.77      to           12.77              29,541
 2010                                   6,449           13.05      to           13.05              84,136
 2009                                   2,580           10.44      to           10.44              26,930
JANUS ASPEN BALANCED
 PORTFOLIO
 2013                                  30,568           17.47      to           17.47             534,099
 2012                                  29,288           14.64      to           14.64             428,887
 2011                                  36,460           12.98      to           12.98             473,210
 2010                                  21,261           12.86      to           12.86             273,401
 2009                                  24,502           11.95      to           11.95             292,747
JANUS ASPEN OVERSEAS
 PORTFOLIO
 2013                                  27,961           10.33      to           13.64             378,343
 2012                                  30,056            9.02      to           11.99             357,633
 2011                                  31,541            7.95      to           10.64             333,147
 2010                                  40,137           11.72      to           15.80             630,324
 2009                                  31,829           12.70      to           12.80             404,187
JANUS FLEXIBLE BOND FUND
 2013                                     880           12.76      to           12.76              11,226
 2012                                   2,409           12.88      to           12.88              31,036
 2011                                   1,973           12.04      to           12.04              23,751
 2010                                   1,611           11.39      to           11.39              18,345
 2009                                   1,191           10.66      to           10.66              12,694
JANUS FORTY FUND
 2013                                 324,566           15.62      to           23.03           6,768,614
 2012                                 423,718           11.90      to           17.71           6,966,627
 2011                                 425,876            9.66      to           14.50           5,623,940
 2010                                 401,951           10.46      to           15.84           5,621,902
 2009                                 379,042           15.19      to           16.76           5,289,248
JANUS BALANCED FUND
 2013                                 117,447           16.01      to           16.94           1,958,441
 2012                                 125,273           13.59      to           14.20           1,757,350
 2011                                 135,931           12.22      to           12.60           1,696,099
 2010                                  17,190           13.94      to           14.09             241,493
 2009                                  19,197           12.08      to           12.15             232,526

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JANUS ASPEN FORTY PORTFOLIO
 2013                           0.70%     to       0.70%      0.71%     to       0.71%      30.31%     to       30.31%
 2012                           0.70%     to       0.70%      0.70%     to       0.70%      23.29%     to       23.29%
 2011                           0.70%     to       0.70%      0.36%     to       0.36%      (7.35)%    to       (7.35)%
 2010                           0.70%     to       0.70%      0.35%     to       0.35%       6.01%     to        6.01%
 2009                           0.70%     to       0.70%      0.04%     to       0.04%      45.32%     to       45.32%
JANUS ASPEN GLOBAL RESEARCH
 PORTFOLIO+
 2013                           0.70%     to       0.70%      1.18%     to       1.18%      27.53%     to       27.53%
 2012                           0.70%     to       0.70%      0.88%     to       0.88%      19.24%     to       19.24%
 2011                           0.70%     to       0.70%      0.54%     to       0.54%     (14.34)%    to      (14.34)%
 2010                           0.70%     to       0.70%      0.62%     to       0.62%      15.03%     to       15.03%
 2009                           0.70%     to       0.70%      1.44%     to       1.44%      36.74%     to       36.74%
JANUS ASPEN ENTERPRISE
 PORTFOLIO
 2013                           0.70%     to       0.70%      0.56%     to       0.56%      31.46%     to       31.46%
 2012                           0.70%     to       0.70%        --      to         --       16.47%     to       16.47%
 2011                           0.70%     to       0.70%        --      to         --       (2.11)%    to       (2.11)%
 2010                           0.70%     to       0.70%      0.05%     to       0.05%      24.97%     to       24.97%
 2009                           0.70%     to       0.70%        --      to         --       43.82%     to       43.82%
JANUS ASPEN BALANCED
 PORTFOLIO
 2013                           0.70%     to       0.70%      2.25%     to       2.25%      19.32%     to       19.32%
 2012                           0.70%     to       0.70%      2.82%     to       2.82%      12.83%     to       12.83%
 2011                           0.70%     to       0.70%      2.96%     to       2.96%       0.93%     to        0.93%
 2010                           0.70%     to       0.70%      2.83%     to       2.83%       7.63%     to        7.63%
 2009                           0.70%     to       0.70%      3.12%     to       3.12%      25.01%     to       25.01%
JANUS ASPEN OVERSEAS
 PORTFOLIO
 2013                             --      to       0.70%      3.14%     to       3.15%      13.76%     to       14.56%
 2012                             --      to       0.70%      0.70%     to       0.70%      12.68%     to       13.47%
 2011                             --      to       0.70%      0.43%     to       0.47%     (32.64)%    to      (32.17)%
 2010                             --      to       0.70%      0.23%     to       0.71%      17.19%     to       24.43%
 2009                           0.45%     to       0.70%      0.56%     to       0.57%      78.31%     to       78.75%
JANUS FLEXIBLE BOND FUND
 2013                           0.50%     to       0.50%      2.62%     to       2.62%      (0.93)%    to       (0.93)%
 2012                           0.50%     to       0.50%      3.97%     to       3.97%       7.02%     to        7.02%
 2011                           0.50%     to       0.50%      3.71%     to       3.71%       5.72%     to        5.72%
 2010                           0.50%     to       0.50%      6.65%     to       6.65%       6.80%     to        6.80%
 2009                           0.50%     to       0.50%      2.00%     to       2.00%       6.61%     to        6.61%
JANUS FORTY FUND
 2013                           0.35%     to       1.25%      0.80%     to       0.80%      30.09%     to       31.27%
 2012                           0.35%     to       1.25%      0.25%     to       0.27%      22.11%     to       23.22%
 2011                           0.35%     to       1.25%      0.24%     to       0.27%      (8.47)%    to       (7.65)%
 2010                           0.35%     to       1.25%        --      to         --        4.30%     to        5.25%
 2009                             --      to       1.25%        --      to         --       41.76%     to       43.53%
JANUS BALANCED FUND
 2013                             --      to       1.25%      1.41%     to       1.41%      17.80%     to       19.28%
 2012                             --      to       1.25%      2.07%     to       2.15%      11.28%     to       12.68%
 2011                             --      to       1.25%      1.86%     to       2.00%      (0.19)%    to        1.07%
 2010                           0.50%     to       1.25%      0.13%     to       0.14%      15.39%     to       16.26%
 2009                             --      to       1.25%      0.24%     to       0.60%      20.78%     to       21.52%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JANUS ENTERPRISE FUND
 2013                                  30,488          $22.73      to          $23.51            $706,115
 2012                                  39,363           17.66      to           18.13             707,797
 2011                                  41,679           15.24      to           15.53             643,365
 2010                                  35,004           15.77      to           15.95             556,228
 2009                                  24,345           12.73      to           12.77             310,395
JANUS OVERSEAS FUND
 2013                                 305,692           12.02      to           12.52           3,770,037
 2012                                 626,694           10.89      to           11.37           7,006,378
 2011                                 615,749            9.83      to           10.14           6,163,069
 2010                                 583,756           14.84      to           15.12           8,762,044
 2009                                 435,145           12.63      to           12.71           5,516,532
JANUS GLOBAL RESEARCH FUND+
 2013                                  13,065           17.54      to           18.14             234,692
 2012                                  26,864           13.97      to           14.59             384,296
 2011                                  26,141           11.83      to           12.20             314,303
 2010                                  17,190           13.94      to           14.09             241,493
 2009                                  19,197           12.08      to           12.15             232,526
PERKINS MID CAP VALUE FUND
 2013                                  42,878           17.94      to           18.84             793,753
 2012                                  65,427           14.46      to           15.10             973,684
 2011                                  50,428           13.31      to           13.73             685,150
PRUDENTIAL JENNISON NATURAL
 RESOURCES FUND, INC.
 2013                                   3,491            9.96      to           10.14              35,308
PRUDENTIAL JENNISON MID-CAP
 GROWTH FUND, INC.
 2013                                  78,932           27.66      to           29.38           2,268,888
 2012                                  77,006           21.94      to           22.88           1,741,191
 2011                                  41,499           19.17      to           19.77             815,796
 2010                                   9,691           19.01      to           19.32             186,120
 2009                                   3,947           16.04      to           16.14              63,579
PRUDENTIAL JENNISON 20/20
 FOCUS FUND
 2013                                  26,674           25.34      to           26.91             702,500
 2012                                  27,875           19.92      to           20.89             572,979
 2011                                  16,941           17.85      to           18.49             306,539
 2010                                  11,789           18.80      to           19.24             224,087
 2009                                      21           17.73      to           17.84                 381
JPMORGAN CORE BOND FUND
 2013                                 104,939           12.10      to           12.85           1,322,489
 2012                                  95,971           12.49      to           13.10           1,239,493
 2011                                  89,747           12.06      to           12.50           1,113,081
 2010                                  95,047           11.40      to           11.66           1,104,722
 2009                                   1,258           10.78      to           10.78              13,560
JPMORGAN SMALL CAP EQUITY
 FUND
 2013                                   2,505           31.79      to           33.20              80,724
 2012                                   9,867           23.71      to           24.40             239,697
 2011                                  11,159           20.38      to           20.82             230,948
 2010                                   9,522           20.11      to           20.39             193,478
 2009                                   5,420           16.17      to           16.27              87,943

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JANUS ENTERPRISE FUND
 2013                           0.50%     to       1.25%        --      to         --       28.70%     to       29.67%
 2012                           0.50%     to       1.25%        --      to         --       15.88%     to       16.75%
 2011                           0.50%     to       1.25%        --      to         --       (3.32)%    to       (2.60)%
 2010                           0.50%     to       1.25%        --      to         --       23.90%     to       24.83%
 2009                           0.50%     to       1.25%        --      to         --       27.27%     to       27.73%
JANUS OVERSEAS FUND
 2013                           0.35%     to       1.25%      2.64%     to       3.41%      10.45%     to       11.45%
 2012                             --      to       1.25%      3.18%     to       3.32%      10.70%     to       12.09%
 2011                             --      to       1.25%        --      to         --      (33.76)%    to      (32.92)%
 2010                             --      to       1.25%        --      to         --       17.50%     to       18.97%
 2009                             --      to       1.25%      0.29%     to       0.32%      26.34%     to       27.12%
JANUS GLOBAL RESEARCH FUND+
 2013                           0.50%     to       1.25%      0.22%     to       0.24%      25.61%     to       26.56%
 2012                             --      to       1.25%      0.83%     to       0.92%      18.07%     to       19.55%
 2011                             --      to       1.25%      0.54%     to       4.37%     (15.12)%    to      (14.05)%
 2010                           0.50%     to       1.25%      0.13%     to       0.14%      15.39%     to       16.26%
 2009                             --      to       1.25%      0.24%     to       0.60%      20.78%     to       21.52%
PERKINS MID CAP VALUE FUND
 2013                           0.15%     to       1.25%      0.97%     to       1.14%      24.06%     to       25.43%
 2012                             --      to       1.25%      0.63%     to       0.71%       8.62%     to        9.99%
 2011                             --      to       1.25%      0.93%     to       1.38%      (3.94)%    to       (2.73)%
PRUDENTIAL JENNISON NATURAL
 RESOURCES FUND, INC.
 2013                           0.35%     to       1.25%        --      to         --        8.40%     to        9.37%
PRUDENTIAL JENNISON MID-CAP
 GROWTH FUND, INC.
 2013                             --      to       1.25%        --      to         --       26.09%     to       27.67%
 2012                           0.15%     to       1.25%      0.13%     to       0.15%      14.45%     to       15.71%
 2011                           0.15%     to       1.25%      0.07%     to       0.09%       0.84%     to        1.95%
 2010                           0.35%     to       1.25%        --      to         --       18.49%     to       19.56%
 2009                           0.50%     to       1.25%      0.65%     to       0.89%      60.43%     to       61.43%
PRUDENTIAL JENNISON 20/20
 FOCUS FUND
 2013                             --      to       1.25%        --      to         --       27.22%     to       28.82%
 2012                             --      to       1.25%        --      to         --       11.56%     to       12.97%
 2011                             --      to       1.25%        --      to         --       (5.05)%    to       (3.86)%
 2010                             --      to       1.25%        --      to         --        6.03%     to        7.37%
 2009                           0.50%     to       1.25%        --      to         --       77.34%     to       78.44%
JPMORGAN CORE BOND FUND
 2013                             --      to       1.25%      2.52%     to       2.55%      (3.14)%    to       (1.92)%
 2012                             --      to       1.25%      2.73%     to       2.74%       3.52%     to        4.82%
 2011                             --      to       1.25%      3.50%     to       3.51%       5.85%     to        7.18%
 2010                             --      to       1.25%      1.50%     to       3.74%       5.74%     to        7.07%
 2009                           1.25%     to       1.25%      4.51%     to       4.51%       7.79%     to        7.79%
JPMORGAN SMALL CAP EQUITY
 FUND
 2013                           0.35%     to       1.25%      0.16%     to       0.17%      34.08%     to       35.30%
 2012                           0.50%     to       1.25%      1.06%     to       1.38%      16.31%     to       17.18%
 2011                           0.50%     to       1.25%      0.32%     to       0.37%       1.33%     to        2.10%
 2010                           0.50%     to       1.25%      0.20%     to       0.26%      24.44%     to       25.37%
 2009                           0.50%     to       1.25%      0.47%     to       0.53%      61.65%     to       62.65%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP GROWTH
 FUND
 2013                                  20,549          $36.44      to          $38.42            $761,993
 2012                                  35,399           24.96      to           26.18             910,163
 2011                                  39,811           22.52      to           23.32             917,137
 2010                                  35,463           23.63      to           24.18             855,475
 2009                                   2,259           17.89      to           17.89              40,416
JPMORGAN SMALL CAP VALUE FUND
 2013                                  18,746           34.27      to           36.40             676,604
 2012                                  18,306           25.48      to           26.73             486,419
 2011                                  17,428           21.47      to           22.02             382,720
 2010                                  12,481           22.68      to           23.05             287,540
JPMORGAN U.S. EQUITY FUND
 2013                                  33,468           17.12      to           17.97             584,481
 2012                                  16,054           12.79      to           13.25             210,609
 2011                                   3,044           11.07      to           11.07              33,715
 2010                                      90           11.42      to           11.42               1,022
JPMORGAN SMARTRETIREMENT 2010
 FUND
 2013                                  43,883           11.44      to           11.86             510,193
 2012                                  32,465           10.76      to           11.02             352,739
 2011                                  22,129            9.91      to           10.00             219,428
JPMORGAN SMARTRETIREMENT 2015
 FUND
 2013                                 101,775           11.78      to           12.22           1,224,139
 2012                                  56,366           10.83      to           11.09             619,510
 2011                                  30,549            9.75      to            9.86             299,084
JPMORGAN SMARTRETIREMENT 2020
 FUND
 2013                                 104,510           12.17      to           12.62           1,302,264
 2012                                  58,827           10.86      to           11.12             649,582
 2011                                  20,759            9.63      to            9.73             201,343
JPMORGAN SMARTRETIREMENT 2025
 FUND
 2013                                 151,918           12.45      to           12.91           1,909,973
 2012                                 111,582           10.79      to           11.05           1,211,362
 2011                                  27,605            9.43      to            9.45             260,662
JPMORGAN SMARTRETIREMENT 2030
 FUND
 2013                                 173,591           12.64      to           13.10           2,248,092
 2012                                  99,340           10.69      to           10.95           1,083,448
 2011                                  79,785            9.26      to            9.37             746,195
JPMORGAN SMARTRETIREMENT 2035
 FUND
 2013                                  75,769           12.84      to           13.31             991,208
 2012                                  40,082           10.67      to           10.93             432,136
 2011                                   9,883            9.17      to            9.18              90,677
JPMORGAN SMARTRETIREMENT 2040
 FUND
 2013                                  97,619           12.93      to           13.41           1,297,047
 2012                                  58,873           10.67      to           10.92             640,822
 2011                                  40,086            9.16      to            9.26             370,646
JPMORGAN SMARTRETIREMENT 2045
 FUND
 2013                                  44,015           12.94      to           13.42             580,784
 2012                                  25,280           10.68      to           10.93             273,574
 2011                                   4,593            9.15      to            9.17              42,101

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP GROWTH
 FUND
 2013                           0.15%     to       1.25%        --      to         --       46.02%     to       47.63%
 2012                             --      to       1.25%        --      to         --       10.84%     to       12.23%
 2011                             --      to       1.25%        --      to         --       (4.73)%    to       (3.53)%
 2010                             --      to       1.25%        --      to         --       32.11%     to       33.77%
 2009                           1.25%     to       1.25%        --      to         --       78.89%     to       78.89%
JPMORGAN SMALL CAP VALUE FUND
 2013                             --      to       1.25%      0.99%     to       1.06%      34.47%     to       36.16%
 2012                             --      to       1.25%      0.87%     to       0.91%      18.69%     to       20.18%
 2011                           0.35%     to       1.25%      1.04%     to       1.05%      (5.33)%    to       (4.48)%
 2010                           0.35%     to       1.25%      0.15%     to       0.27%      23.92%     to       25.04%
JPMORGAN U.S. EQUITY FUND
 2013                             --      to       1.25%      0.77%     to       0.91%      33.89%     to       35.57%
 2012                             --      to       1.25%      0.88%     to       1.19%      15.47%     to       16.92%
 2011                           1.25%     to       1.25%      1.16%     to       1.16%      (3.03)%    to       (3.03)%
 2010                           1.25%     to       1.25%        --      to         --        5.21%     to        5.21%
JPMORGAN SMARTRETIREMENT 2010
 FUND
 2013                             --      to       1.25%      2.96%     to       3.32%       6.31%     to        7.65%
 2012                             --      to       1.25%      2.50%     to       3.15%       8.79%     to       10.16%
 2011                             --      to       1.05%      0.99%     to       2.41%      (0.90)%    to        0.03%
JPMORGAN SMARTRETIREMENT 2015
 FUND
 2013                             --      to       1.25%      2.81%     to       5.81%       8.80%     to       10.17%
 2012                             --      to       1.25%      2.74%     to       2.80%      11.07%     to       12.47%
 2011                             --      to       1.25%      1.11%     to       1.91%      (2.50)%    to       (1.41)%
JPMORGAN SMARTRETIREMENT 2020
 FUND
 2013                             --      to       1.25%      3.02%     to       3.69%      12.02%     to       13.43%
 2012                             --      to       1.25%      2.66%     to       2.72%      12.86%     to       14.28%
 2011                             --      to       1.25%      1.07%     to       2.15%      (3.75)%    to       (2.67)%
JPMORGAN SMARTRETIREMENT 2025
 FUND
 2013                             --      to       1.25%      3.01%     to       3.13%      15.39%     to       16.84%
 2012                             --      to       1.25%      1.85%     to       3.15%      14.39%     to       15.83%
 2011                           1.05%     to       1.25%      1.46%     to       2.74%      (5.70)%    to       (5.53)%
JPMORGAN SMARTRETIREMENT 2030
 FUND
 2013                             --      to       1.25%      3.09%     to       6.14%      18.19%     to       19.68%
 2012                             --      to       1.25%      2.22%     to       2.29%      15.43%     to       16.88%
 2011                             --      to       1.25%      1.09%     to       3.55%      (7.36)%    to       (6.33)%
JPMORGAN SMARTRETIREMENT 2035
 FUND
 2013                             --      to       1.25%      3.04%     to       3.13%      20.35%     to       21.86%
 2012                             --      to       1.25%      1.86%     to       2.26%      16.42%     to       17.88%
 2011                           1.05%     to       1.25%      1.83%     to       2.83%      (8.34)%    to       (8.18)%
JPMORGAN SMARTRETIREMENT 2040
 FUND
 2013                             --      to       1.25%      2.97%     to       6.55%      21.25%     to       22.77%
 2012                             --      to       1.25%      1.83%     to       2.23%      16.48%     to       17.94%
 2011                             --      to       1.25%      1.14%     to       9.73%      (8.43)%    to       (7.40)%
JPMORGAN SMARTRETIREMENT 2045
 FUND
 2013                             --      to       1.25%      3.16%     to       5.11%      21.22%     to       22.75%
 2012                             --      to       1.25%      1.40%     to       1.65%      16.66%     to       18.13%
 2011                           1.05%     to       1.25%      2.02%     to       2.79%      (8.47)%    to       (8.31)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2050
 FUND
 2013                                 102,030          $12.93      to          $13.41          $1,362,980
 2012                                  74,979           10.67      to           10.92             818,277
 2011                                  54,507            9.17      to            9.26             504,519
JPMORGAN SMARTRETIREMENT
 INCOME FUND
 2013                                  19,811           11.43      to           11.56             226,698
 2012                                  10,862           10.76      to           10.76             116,835
 2011                                  19,568            9.90      to            9.90             193,759
JPMORGAN SMARTRETIREMENT 2055
 FUND
 2013                                   2,772           12.79      to           13.06              35,880
 2012                                      26           10.56      to           10.59                 281
JPMORGAN PRIME MONEY MARKET
 FUND
 2013                                 204,815            9.53      to            9.87           1,988,416
 2012                                 180,179            9.65      to            9.86           1,755,670
 2011                                 160,193            9.77      to            9.91           1,574,676
 2010                                 178,330            9.90      to            9.96           1,772,048
KEELEY SMALL CAP VALUE FUND
 2013                                 105,870           18.12      to           38.38           2,182,544
 2012                                 107,664           13.63      to           28.60           1,674,317
 2011                                 103,301           11.14      to           23.15           1,321,914
 2010                                 109,109           12.17      to           12.82           1,504,908
 2009                                 106,570            9.78      to           10.18           1,170,780
LOOMIS SAYLES BOND FUND
 2013                                  38,835           18.60      to           19.76             737,542
 2012                                  35,363           17.88      to           18.76             642,423
 2011                                  29,186           15.82      to           16.39             468,435
 2010                                  21,762           15.53      to           15.88             341,457
 2009                                       2           13.92      to           13.92                  34
LKCM AQUINAS GROWTH FUND
 2013                                  12,390           16.18      to           16.18             200,447
 2012                                   4,984           12.90      to           12.90              64,290
 2011                                   1,241           11.79      to           11.79              14,638
LKCM AQUINAS VALUE FUND
 2013                                  12,420           17.21      to           17.35             214,917
 2012                                   5,789           13.05      to           13.12              75,697
 2011                                   4,154           11.79      to           11.84              49,048
 2010                                   2,462           11.89      to           11.89              29,263
LORD ABBETT AFFILIATED FUND
 2013                                  66,531           11.45      to           13.23             785,875
 2012                                  74,527            8.71      to           10.14             676,019
 2011                                  79,697            7.55      to            8.86             642,500
 2010                                  68,317            8.23      to            9.43             632,477
 2009                                  47,755            7.24      to            8.62             397,940
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                                 197,425           20.05      to           21.75           4,447,815
 2012                                 209,025           14.86      to           15.92           3,426,254
 2011                                 151,397           13.59      to           14.38           2,256,640
 2010                                  68,931           10.90      to           11.70           1,138,292
 2009                                  48,789            8.83      to           17.19             568,025

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2050
 FUND
 2013                             --      to       1.25%      3.08%     to       7.01%      21.23%     to       22.76%
 2012                             --      to       1.25%      1.69%     to       2.05%      16.54%     to       18.00%
 2011                             --      to       1.05%      1.12%     to       2.79%      (8.29)%    to       (7.43)%
JPMORGAN SMARTRETIREMENT
 INCOME FUND
 2013                           0.85%     to       1.25%      1.74%     to       3.31%       6.28%     to        6.71%
 2012                           1.25%     to       1.25%      2.22%     to       2.22%       8.63%     to        8.63%
 2011                           1.25%     to       1.25%      1.02%     to       1.02%      (0.98)%    to       (0.98)%
JPMORGAN SMARTRETIREMENT 2055
 FUND
 2013                             --      to       1.25%      4.57%     to       6.54%      21.23%     to       22.75%
 2012                           0.65%     to       1.05%      1.59%     to       1.81%       5.62%     to        5.92%
JPMORGAN PRIME MONEY MARKET
 FUND
 2013                           0.35%     to       1.25%        --      to       0.01%      (1.23)%    to       (0.34)%
 2012                           0.50%     to       1.25%      0.01%     to       0.01%      (1.23)%    to       (0.49)%
 2011                           0.50%     to       1.25%      0.01%     to       0.01%      (1.23)%    to       (0.49)%
 2010                           0.50%     to       1.25%      0.01%     to       0.01%      (0.82)%    to       (0.32)%
KEELEY SMALL CAP VALUE FUND
 2013                             --      to       1.25%      0.34%     to       0.37%      32.96%     to       34.20%
 2012                             --      to       1.25%      0.24%     to       0.31%      22.28%     to       23.54%
 2011                             --      to       1.25%        --      to         --       (8.44)%    to       (7.29)%
 2010                             --      to       1.25%        --      to         --       24.42%     to       25.98%
 2009                             --      to       1.25%      0.19%     to       0.23%      20.16%     to       21.67%
LOOMIS SAYLES BOND FUND
 2013                             --      to       1.25%      4.42%     to       4.49%       4.03%     to        5.33%
 2012                             --      to       1.25%      5.26%     to       5.58%      13.01%     to       14.43%
 2011                             --      to       1.25%      5.48%     to       5.63%       1.92%     to        3.20%
 2010                             --      to       1.25%      1.03%     to       5.75%      11.54%     to       12.95%
 2009                           1.25%     to       1.25%      0.95%     to       0.95%      39.19%     to       39.19%
LKCM AQUINAS GROWTH FUND
 2013                           1.05%     to       1.05%        --      to         --       25.42%     to       25.42%
 2012                           1.05%     to       1.05%        --      to         --        9.37%     to        9.37%
 2011                           1.05%     to       1.05%        --      to         --        0.44%     to        0.44%
LKCM AQUINAS VALUE FUND
 2013                           1.05%     to       1.25%      0.26%     to       0.34%      31.94%     to       32.21%
 2012                           1.05%     to       1.25%      0.53%     to       0.77%      10.62%     to       10.84%
 2011                           1.05%     to       1.25%      0.15%     to       0.20%      (0.79)%    to       (0.59)%
 2010                           1.25%     to       1.25%      0.05%     to       0.05%       6.53%     to        6.53%
LORD ABBETT AFFILIATED FUND
 2013                           0.50%     to       1.25%      2.02%     to       2.11%      30.52%     to       31.50%
 2012                           0.50%     to       1.25%      1.61%     to       1.64%      14.46%     to       15.32%
 2011                           0.50%     to       1.25%      1.09%     to       1.24%      (9.04)%    to       (8.30)%
 2010                           0.50%     to       1.25%      0.76%     to       0.95%      12.89%     to       13.73%
 2009                           0.50%     to       1.25%      0.49%     to       0.53%      17.91%     to       18.79%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                             --      to       1.25%      0.25%     to       0.27%      34.94%     to       36.63%
 2012                             --      to       1.25%      0.53%     to       0.73%       9.36%     to       10.74%
 2011                             --      to       1.25%        --      to       0.04%      (5.22)%    to       (3.92)%
 2010                           0.35%     to       1.25%      0.22%     to       0.44%      17.55%     to       18.80%
 2009                           0.50%     to       1.25%      0.01%     to       0.06%      24.17%     to       25.23%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2013                                 149,564          $15.06      to          $15.99          $2,279,029
 2012                                 141,121           14.02      to           15.02           2,035,441
 2011                                 133,268           12.42      to           13.43           1,716,829
 2010                                 110,460           12.00      to           12.95           1,383,308
 2009                                  76,530           10.66      to           11.73             873,138
LORD ABBETT GROWTH
 OPPORTUNITIES FUND
 2013                                  20,014           16.35      to           18.13             321,060
 2012                                  20,293           11.99      to           13.40             242,742
 2011                                  20,274           10.47      to           11.94             214,230
 2010                                  11,130           11.72      to           13.46             133,485
 2009                                   8,386            9.46      to            9.58              83,013
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2013                                  23,917           15.54      to           16.02             318,933
 2012                                  21,520           12.33      to           12.66             226,957
 2011                                  20,705           11.06      to           11.31             194,984
 2010                                  19,592           11.23      to           11.44             186,837
 2009                                  10,312            8.31      to           10.05              86,730
LORD ABBETT TOTAL RETURN FUND
 2013                                  35,725           13.89      to           14.30             489,340
 2012                                  40,838           14.29      to           14.57             573,195
 2011                                  32,874           13.47      to           13.59             433,427
 2010                                  26,580           12.68      to           12.76             330,665
 2009                                  15,711           11.68      to           11.74             183,551
LORD ABBETT DEVELOPING GROWTH
 FUND, INC.
 2013                                 111,294           20.59      to           23.33           2,237,223
 2012                                 102,700           13.10      to           15.02           1,318,027
 2011                                  81,437           11.87      to           13.78             957,978
 2010                                  39,446           12.07      to           14.20             477,155
 2009                                   6,510            8.56      to            8.67              60,515
LORD ABBETT INTERNATIONAL
 CORE EQUITY FUND
 2013                                  32,882           10.36      to           12.98             337,629
 2012                                  31,051            8.20      to           10.75             257,872
 2011                                  26,289            7.19      to            9.50             197,202
 2010                                  18,228            8.23      to           10.95             198,096
 2009                                  13,633            7.77      to           10.41             144,383
LORD ABBETT VALUE
 OPPORTUNITIES FUND+
 2013                                 219,323           16.67      to           17.25           3,331,098
 2012                                  28,258           12.40      to           12.67             355,483
 2011                                  19,158           11.44      to           11.60             221,732
 2010                                  20,168           12.09      to           12.17             245,414
LEGG MASON CAPITAL MANAGEMENT
 VALUE TRUST, INC.
 2013                                  16,796           14.91      to           66.54             262,148
 2012                                  17,298           10.93      to           48.54             196,416
 2011                                  30,129            9.55      to           42.34             245,175
 2010                                  27,184            9.99      to           44.06             244,512
 2009                                  23,322            9.43      to           41.06             229,882

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2013                           0.35%     to       1.25%      5.26%     to       5.27%       6.45%     to        7.41%
 2012                           0.35%     to       1.25%      5.97%     to       5.97%      11.86%     to       12.88%
 2011                           0.35%     to       1.25%      6.04%     to       6.12%       2.58%     to        3.51%
 2010                           0.35%     to       1.25%      5.96%     to       6.16%      11.39%     to       12.61%
 2009                           0.35%     to       1.25%      7.04%     to       7.62%      33.76%     to       34.97%
LORD ABBETT GROWTH
 OPPORTUNITIES FUND
 2013                           0.50%     to       1.25%        --      to         --       35.31%     to       36.39%
 2012                           0.50%     to       1.25%        --      to         --       12.25%     to       13.24%
 2011                           0.75%     to       1.25%        --      to         --      (11.30)%    to      (10.72)%
 2010                           0.75%     to       1.25%        --      to         --       21.64%     to       22.34%
 2009                           0.75%     to       1.25%        --      to         --       43.57%     to       44.28%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2013                           0.85%     to       1.25%      1.33%     to       1.33%      26.01%     to       26.51%
 2012                           0.85%     to       1.25%      3.21%     to       3.22%      11.54%     to       11.99%
 2011                           0.85%     to       1.25%      2.61%     to       2.67%      (1.57)%    to       (1.17)%
 2010                           0.85%     to       1.25%      2.73%     to       2.74%      13.31%     to       13.76%
 2009                           0.85%     to       1.25%      3.48%     to       4.16%      21.57%     to       22.00%
LORD ABBETT TOTAL RETURN FUND
 2013                           0.50%     to       1.25%      2.82%     to       3.05%      (2.84)%    to       (1.89)%
 2012                           0.50%     to       1.25%      3.01%     to       3.31%       6.13%     to        7.21%
 2011                           0.50%     to       1.25%      0.13%     to       3.46%       5.58%     to        6.65%
 2010                           0.65%     to       1.25%      0.49%     to       2.59%       6.13%     to        6.93%
 2009                           1.05%     to       1.25%      4.15%     to       4.47%      14.26%     to       14.49%
LORD ABBETT DEVELOPING GROWTH
 FUND, INC.
 2013                             --      to       1.25%        --      to         --       55.34%     to       57.19%
 2012                             --      to       1.25%        --      to         --        9.00%     to       10.39%
 2011                             --      to       1.25%        --      to         --       (2.95)%    to       (1.66)%
 2010                             --      to       1.25%        --      to         --       34.70%     to       36.54%
 2009                           0.75%     to       1.25%        --      to         --       45.21%     to       45.93%
LORD ABBETT INTERNATIONAL
 CORE EQUITY FUND
 2013                           0.35%     to       1.25%      0.79%     to       1.88%      20.77%     to       21.86%
 2012                           0.50%     to       1.25%      1.29%     to       2.52%      13.22%     to       14.07%
 2011                           0.50%     to       1.25%      2.20%     to       2.40%     (13.31)%    to      (12.66)%
 2010                           0.50%     to       1.25%      1.33%     to       1.35%       5.19%     to        5.98%
 2009                           0.50%     to       1.25%      0.87%     to       1.23%      31.56%     to       32.54%
LORD ABBETT VALUE
 OPPORTUNITIES FUND+
 2013                           0.35%     to       1.25%        --      to         --       34.41%     to       35.63%
 2012                           0.50%     to       1.25%        --      to         --        8.37%     to        9.18%
 2011                           0.50%     to       1.25%        --      to         --       (5.37)%    to       (4.65)%
 2010                           0.50%     to       1.25%        --      to         --        5.98%     to        6.51%
LEGG MASON CAPITAL MANAGEMENT
 VALUE TRUST, INC.
 2013                             --      to       1.25%      0.87%     to       0.91%      36.41%     to       37.08%
 2012                             --      to       1.25%      1.14%     to       1.16%      14.46%     to       14.64%
 2011                             --      to       1.25%      0.66%     to       0.69%      (4.45)%    to       (3.90)%
 2010                             --      to       1.25%        --      to         --        5.97%     to        7.31%
 2009                             --      to       1.25%      0.93%     to       1.05%      39.87%     to       40.47%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BMO MID-CAP VALUE FUND
 2013                                  37,438          $13.49      to          $14.12            $534,269
 2012                                  28,224           10.23      to           12.36             295,828
 2011                                  29,868            8.62      to           10.51             264,239
 2010                                  23,873            9.29      to           11.42             226,948
 2009                                  17,834            7.66      to            9.50             140,290
MFS EMERGING MARKETS EQUITY
 FUND
 2013                                  23,312           12.38      to           12.74             291,908
 2012                                  27,964           13.40      to           13.69             378,862
 2011                                  11,312           11.41      to           11.57             129,416
 2010                                   5,195           10.91      to           10.98              56,758
MASSACHUSETTS INVESTORS
 GROWTH STOCK FUND
 2013                                 196,714           16.95      to           18.86           3,525,935
 2012                                 275,420           13.19      to           14.55           2,998,335
 2011                                 249,586           11.42      to           12.49           2,385,857
 2010                                 257,808           11.42      to           12.37           2,494,811
 2009                                 201,814            8.15      to           10.12           2,039,349
MFS HIGH INCOME FUND
 2013                                  62,049           20.74      to           21.08           1,275,448
 2012                                  71,294           19.75      to           19.92           1,390,306
 2011                                  58,368           17.51      to           17.53             991,533
 2010                                  43,591           16.92      to           17.03             739,196
 2009                                  43,964           14.94      to           15.65             655,192
MFS INTERNATIONAL NEW
 DISCOVERY FUND
 2013                                  14,627           25.05      to           28.34             382,433
 2012                                  14,848           21.24      to           23.98             326,492
 2011                                  16,194           17.24      to           19.44             284,974
 2010                                  15,728           19.44      to           21.91             306,936
 2009                                  14,850           10.23      to           18.12             231,903
MFS MID CAP GROWTH FUND
 2013                                  42,349           12.58      to           13.75             556,752
 2012                                  49,035            9.31      to           10.10             473,211
 2011                                  54,209            8.11      to            8.73             456,549
 2010                                  58,904            8.75      to            9.35             533,755
 2009                                  79,568            6.88      to            7.60             558,495
MFS NEW DISCOVERY FUND
 2013                                  48,566           13.86      to           14.37             694,266
 2012                                  35,088            9.97      to           10.20             357,774
 2011                                  31,000            8.35      to            8.42             260,944
MFS RESEARCH INTERNATIONAL
 FUND
 2013                                 218,212            9.86      to           10.29           2,194,927
 2012                                 183,928            8.41      to            8.71           1,569,111
 2011                                 104,332            7.30      to            7.51             769,227
 2010                                  63,871            8.29      to            8.46             532,680
 2009                                  24,401            7.57      to            7.63             184,820

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BMO MID-CAP VALUE FUND
 2013                           0.35%     to       1.05%      0.32%     to       0.41%      37.04%     to       38.01%
 2012                           0.35%     to       1.25%      0.67%     to       0.68%      17.62%     to       18.68%
 2011                           0.35%     to       1.25%      0.43%     to       0.45%      (7.98)%    to       (7.15)%
 2010                           0.35%     to       1.25%      0.55%     to       0.56%      20.16%     to       21.24%
 2009                           0.35%     to       1.25%      0.78%     to       4.06%      34.94%     to       36.16%
MFS EMERGING MARKETS EQUITY
 FUND
 2013                           0.50%     to       1.25%      4.53%     to       4.55%      (7.64)%    to       (6.95)%
 2012                           0.50%     to       1.25%      4.86%     to       4.88%      17.38%     to       18.26%
 2011                           0.50%     to       1.25%      5.30%     to       5.32%       4.61%     to        5.40%
 2010                           0.50%     to       1.25%      1.44%     to       1.57%       4.61%     to        5.13%
MASSACHUSETTS INVESTORS
 GROWTH STOCK FUND
 2013                           0.35%     to       1.25%      0.54%     to       0.69%      28.53%     to       29.69%
 2012                           0.35%     to       1.25%      0.76%     to       0.88%      15.46%     to       16.50%
 2011                           0.35%     to       1.25%      0.46%     to       0.58%       0.06%     to        0.97%
 2010                           0.35%     to       1.25%      0.31%     to       0.58%      12.76%     to       13.78%
 2009                             --      to       1.25%      0.60%     to       0.63%      38.75%     to       40.49%
MFS HIGH INCOME FUND
 2013                           0.50%     to       1.25%      5.87%     to       5.87%       5.03%     to        5.82%
 2012                           0.50%     to       1.25%      6.60%     to       6.60%      12.75%     to       13.60%
 2011                           0.50%     to       1.25%      6.96%     to       6.97%       2.84%     to        3.62%
 2010                           0.50%     to       1.25%      7.39%     to       7.42%      14.00%     to       14.86%
 2009                             --      to       1.25%      8.95%     to       8.96%      45.07%     to       46.89%
MFS INTERNATIONAL NEW
 DISCOVERY FUND
 2013                             --      to       1.25%      1.14%     to       1.28%      17.98%     to       18.18%
 2012                             --      to       1.25%      1.15%     to       1.18%      23.16%     to       23.35%
 2011                             --      to       1.25%      1.09%     to       1.18%     (11.32)%    to      (11.27)%
 2010                             --      to       1.25%      1.06%     to       1.16%      20.56%     to       20.92%
 2009                             --      to       1.25%      1.49%     to       1.87%      45.58%     to       45.78%
MFS MID CAP GROWTH FUND
 2013                           0.50%     to       1.25%        --      to         --       35.17%     to       36.19%
 2012                           0.50%     to       1.25%        --      to         --       14.74%     to       15.60%
 2011                           0.50%     to       1.25%        --      to         --       (7.29)%    to       (6.59)%
 2010                           0.50%     to       1.25%        --      to         --       27.10%     to       28.05%
 2009                             --      to       1.25%        --      to         --       39.87%     to       41.63%
MFS NEW DISCOVERY FUND
 2013                             --      to       1.25%        --      to         --       39.10%     to       40.85%
 2012                             --      to       1.25%        --      to         --       19.34%     to       20.84%
 2011                           0.35%     to       1.25%        --      to         --      (16.49)%    to      (15.82)%
MFS RESEARCH INTERNATIONAL
 FUND
 2013                           0.50%     to       1.25%      1.46%     to       1.95%      17.17%     to       18.06%
 2012                           0.50%     to       1.25%      1.79%     to       1.91%      15.21%     to       16.08%
 2011                           0.50%     to       1.25%      2.07%     to       3.22%     (11.93)%    to      (11.27)%
 2010                           0.50%     to       1.25%      0.01%     to       1.96%       9.54%     to       10.37%
 2009                           0.75%     to       1.25%      3.33%     to       3.79%      29.46%     to       30.11%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN FUND
 2013                                 149,739          $13.38      to          $14.28          $2,002,617
 2012                                 136,208           11.26      to           12.16           1,544,326
 2011                                 100,448           10.11      to           11.07           1,042,877
 2010                                  64,409            9.75      to           11.00             660,143
 2009                                  35,336           10.12      to           10.34             347,348
MFS UTILITIES FUND
 2013                                 246,305           14.57      to           34.82           5,053,450
 2012                                 331,248           12.12      to           29.34           5,882,311
 2011                                 316,100           23.80      to           26.21           5,083,255
 2010                                 267,944           10.27      to           24.91           4,168,449
 2009                                 244,375           11.72      to           17.35           3,553,314
MFS VALUE FUND
 2013                                 567,125           14.24      to           21.05           8,770,901
 2012                                 568,106           10.51      to           15.73           6,622,795
 2011                                 452,231            9.05      to           13.72           4,674,875
 2010                                 379,226            8.66      to            9.07           4,052,785
 2009                                 194,579            7.87      to           13.96           2,179,211
MFS RESEARCH BOND FUND
 2013                                  12,414           13.71      to           13.75             169,090
 2012                                  11,503           13.94      to           14.09             158,787
 2011                                   7,172           13.04      to           13.28              92,011
 2010                                   4,867           12.32      to           12.64              59,208
 2009                                   3,158           11.83      to           11.83              37,365
MFS MASSACHUSETTS INVESTORS
 TRUST
 2013                                  46,998           26.31      to           27.94           1,287,141
 2012                                  41,320           20.20      to           21.19             860,923
 2011                                  25,879           17.16      to           17.60             453,630
 2010                                  19,113           17.70      to           17.99             343,153
 2009                                     105           16.14      to           16.14               1,688
MFS INTERNATIONAL GROWTH FUND
 2013                                   5,444           13.99      to           14.21              76,434
 2012                                   3,290           12.48      to           12.62              41,130
 2011                                   1,481           10.58      to           10.58              15,661
MFS CORE EQUITY FUND
 2013                                  75,690           20.63      to           21.35           1,104,806
 2012                                  75,425           15.58      to           16.00             822,702
 2011                                  86,404           13.52      to           13.78             813,382
 2010                                  84,827            9.29      to           14.01             810,912
 2009                                  89,124            8.30      to           11.98             730,433
MFS GOVERNMENT SECURITIES
 FUND
 2013                                 409,580           11.44      to           12.28           4,895,889
 2012                                 369,828           11.93      to           12.65           4,564,604
 2011                                 292,312           11.84      to           12.39           3,530,425
 2010                                 218,733           11.18      to           11.56           2,481,103
 2009                                 108,194           10.82      to           10.96           1,177,089

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS TOTAL RETURN FUND
 2013                             --      to       1.25%      2.05%     to       2.07%      17.38%     to       18.86%
 2012                             --      to       1.25%      2.57%     to       2.59%       9.93%     to       11.32%
 2011                             --      to       1.25%        --      to       2.54%       0.56%     to        1.82%
 2010                           0.50%     to       1.25%      2.49%     to       2.80%       8.72%     to        9.54%
 2009                           0.65%     to       1.25%      2.98%     to       2.99%      16.81%     to       17.51%
MFS UTILITIES FUND
 2013                             --      to       1.25%      2.72%     to       2.75%      18.67%     to       20.18%
 2012                             --      to       1.25%      3.06%     to       3.13%      11.92%     to       13.33%
 2011                             --      to       1.25%      3.29%     to       9.10%       5.26%     to        6.59%
 2010                           0.35%     to       1.25%      3.31%     to       3.37%      12.16%     to       13.12%
 2009                             --      to       1.25%      3.78%     to       4.09%      31.26%     to       32.87%
MFS VALUE FUND
 2013                             --      to       1.25%      1.60%     to       1.63%      33.80%     to       35.51%
 2012                             --      to       1.25%      1.80%     to       1.90%      14.69%     to       16.13%
 2011                             --      to       1.25%      1.64%     to       1.69%      (1.45)%    to       (0.20)%
 2010                             --      to       1.25%      0.79%     to       1.54%      10.02%     to       11.40%
 2009                             --      to       1.25%      1.79%     to       1.97%      19.00%     to       20.48%
MFS RESEARCH BOND FUND
 2013                           0.50%     to       1.25%      2.85%     to       2.87%      (2.37)%    to       (1.64)%
 2012                           0.50%     to       1.25%      3.15%     to       3.26%       6.08%     to        6.87%
 2011                           0.50%     to       1.25%      3.67%     to       3.70%       5.05%     to        5.84%
 2010                           0.50%     to       1.25%      1.68%     to       4.09%       6.86%     to        7.67%
 2009                           1.25%     to       1.25%      5.24%     to       5.24%      19.17%     to       19.17%
MFS MASSACHUSETTS INVESTORS
 TRUST
 2013                             --      to       1.25%      0.94%     to       0.94%      30.23%     to       31.86%
 2012                             --      to       1.25%      1.31%     to       1.32%      17.70%     to       19.18%
 2011                           0.35%     to       1.25%      1.10%     to       1.17%      (3.03)%    to       (2.15)%
 2010                           0.35%     to       1.25%      0.94%     to       1.97%      10.13%     to       11.12%
 2009                           0.75%     to       0.75%      1.17%     to       1.17%      61.37%     to       61.37%
MFS INTERNATIONAL GROWTH FUND
 2013                           0.85%     to       1.25%      0.63%     to       0.66%      12.16%     to       12.61%
 2012                           0.85%     to       1.25%      1.37%     to       1.42%      17.94%     to       18.42%
 2011                           1.25%     to       1.25%      1.25%     to       1.25%     (11.91)%    to      (11.91)%
MFS CORE EQUITY FUND
 2013                           0.50%     to       1.25%      0.20%     to       0.76%      32.44%     to       33.43%
 2012                           0.50%     to       1.25%      0.30%     to       0.63%      15.21%     to       16.08%
 2011                           0.50%     to       1.25%      0.73%     to       0.74%      (2.36)%    to       (1.60)%
 2010                           0.50%     to       1.25%      0.80%     to       0.84%      15.62%     to       16.48%
 2009                             --      to       1.25%      3.28%     to       5.73%      19.77%     to       32.80%
MFS GOVERNMENT SECURITIES
 FUND
 2013                             --      to       1.25%      2.17%     to       2.17%      (4.16)%    to       (2.96)%
 2012                             --      to       1.25%      2.53%     to       2.56%       0.82%     to        2.09%
 2011                             --      to       1.25%      2.87%     to       2.89%       5.86%     to        7.20%
 2010                             --      to       1.25%      1.54%     to       3.19%       3.30%     to        4.60%
 2009                           0.50%     to       1.25%      3.60%     to       3.74%       2.95%     to        3.72%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS INTERNATIONAL VALUE FUND
 2013                                 138,756          $24.60      to          $33.57          $3,746,968
 2012                                  99,732           19.55      to           26.92           2,179,471
 2011                                  82,680           17.10      to           23.65           1,619,606
 2010                                  35,594           17.66      to           18.06             641,731
 2009                                   1,234           16.38      to           16.45              20,214
MFS TECHNOLOGY FUND
 2013                                   3,519           32.67      to           33.47             117,683
 2012                                   3,607           24.46      to           24.93              89,793
 2011                                   3,757           21.68      to           21.80              81,885
 2010                                   2,789           21.70      to           21.78              60,725
 2009                                     317           18.29      to           18.29               5,795
MFS CORE EQUITY SERIES
 2013                                     908           16.58      to           16.58              15,064
 2012                                     908           12.41      to           12.41              11,270
 2011                                     908           10.75      to           10.75               9,765
 2010                                     908           10.94      to           10.94               9,935
 2009                                   1,895            9.40      to            9.40              17,810
MFS INVESTORS GROWTH STOCK
 SERIES
 2013                                   2,582           16.88      to           16.88              43,602
 2012                                     805           13.05      to           13.05              10,507
 2011                                     805           11.23      to           11.23               9,046
 2010                                     805           11.25      to           11.25               9,057
 2009                                   1,224           10.07      to           10.07              12,323
MFS UTILITIES SERIES
 2013                                  14,449           16.60      to           19.02             274,222
 2012                                  11,102           13.78      to           15.89             175,420
 2011                                  11,627           12.14      to           14.10             163,018
 2010                                  11,843           11.37      to           13.30             156,571
 2009                                  11,975           11.77      to           11.86             140,951
MFS GROWTH FUND
 2013                                 142,864           14.73      to           15.15           2,159,844
 2012                                  11,030           10.95      to           11.04             121,229
 2011                                   1,177            9.46      to            9.47              11,149
MFS HIGH YIELD PORTFOLIO+
 2013                                  12,830           10.48      to           10.48             134,480
BLACKROCK GLOBAL ALLOCATION
 FUND
 2013                                 957,726           14.01      to           15.63          13,164,007
 2012                                 949,367           12.25      to           13.83          11,596,184
 2011                                 766,449           10.03      to           12.73           8,408,552
 2010                                 591,929           10.45      to           13.39           6,866,648
 2009                                 342,432            9.55      to           12.34           3,599,842
BLACKROCK LARGE CAP CORE FUND
 2013                                  43,567           12.41      to           14.20             540,961
 2012                                  41,814            9.33      to           10.77             392,478
 2011                                  41,880            8.19      to            9.55             348,720
 2010                                  37,480            8.23      to            9.67             310,109
 2009                                  36,582            7.44      to            8.82             273,772

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS INTERNATIONAL VALUE FUND
 2013                             --      to       1.25%      1.85%     to       1.95%      24.70%     to       25.79%
 2012                             --      to       1.25%      1.94%     to       2.17%      18.83%     to       14.34%
 2011                             --      to       1.25%      1.80%     to       1.97%      (3.14)%    to       (1.92)%
 2010                             --      to       1.25%      1.46%     to       1.88%       7.78%     to        9.14%
 2009                           0.75%     to       1.25%      1.08%     to       4.23%      63.82%     to       64.50%
MFS TECHNOLOGY FUND
 2013                           0.75%     to       1.25%        --      to         --       33.57%     to       34.24%
 2012                           0.75%     to       1.25%        --      to         --       12.84%     to       13.40%
 2011                           1.05%     to       1.25%        --      to         --       (0.09)%    to        0.11%
 2010                           1.05%     to       1.25%        --      to         --       18.62%     to       18.86%
 2009                           1.25%     to       1.25%        --      to         --       82.93%     to       82.93%
MFS CORE EQUITY SERIES
 2013                           0.70%     to       0.70%      1.02%     to       1.02%      33.66%     to       33.66%
 2012                           0.70%     to       0.70%      0.78%     to       0.78%      15.42%     to       15.42%
 2011                           0.70%     to       0.70%      0.98%     to       0.98%      (1.71)%    to       (1.71)%
 2010                           0.70%     to       0.70%      0.91%     to       0.91%      16.40%     to       16.40%
 2009                           0.70%     to       0.70%      1.19%     to       1.19%      31.51%     to       31.51%
MFS INVESTORS GROWTH STOCK
 SERIES
 2013                           0.70%     to       0.70%      0.73%     to       0.73%      29.38%     to       29.38%
 2012                           0.70%     to       0.70%      0.46%     to       0.46%      16.16%     to       16.16%
 2011                           0.70%     to       0.70%      0.55%     to       0.55%      (0.12)%    to       (0.12)%
 2010                           0.70%     to       0.70%      0.41%     to       0.41%      11.69%     to       11.69%
 2009                           0.70%     to       0.70%      0.37%     to       0.37%      38.58%     to       38.58%
MFS UTILITIES SERIES
 2013                             --      to       0.70%      2.32%     to       2.34%      19.68%     to       20.52%
 2012                             --      to       0.70%      6.78%     to       6.99%      12.69%     to       13.48%
 2011                             --      to       0.70%      3.17%     to       3.25%       6.04%     to        6.78%
 2010                             --      to       0.70%      2.91%     to       2.91%      13.01%     to       13.68%
 2009                           0.45%     to       0.70%      4.68%     to       9.29%      32.29%     to       32.62%
MFS GROWTH FUND
 2013                           0.15%     to       1.25%        --      to         --       34.62%     to       36.10%
 2012                           0.65%     to       1.25%        --      to         --       15.67%     to       16.37%
 2011                           1.05%     to       1.25%        --      to         --       (5.38)%    to       (5.28)%
MFS HIGH YIELD PORTFOLIO+
 2013                           0.70%     to       0.70%      2.38%     to       2.38%       4.82%     to        4.82%
BLACKROCK GLOBAL ALLOCATION
 FUND
 2013                             --      to       1.25%      1.19%     to       1.25%      13.01%     to       14.43%
 2012                             --      to       1.25%      1.28%     to       1.34%       8.65%     to       10.01%
 2011                           0.35%     to       1.25%      1.98%     to       2.00%      (4.91)%    to       (4.04)%
 2010                           0.35%     to       1.25%      1.33%     to       1.40%       8.49%     to        9.47%
 2009                           0.35%     to       1.25%      2.10%     to       2.40%      20.13%     to       21.22%
BLACKROCK LARGE CAP CORE FUND
 2013                           0.35%     to       1.25%        --      to         --       31.81%     to       33.00%
 2012                           0.35%     to       1.25%      0.94%     to       1.90%      12.81%     to       13.83%
 2011                           0.35%     to       1.25%      0.40%     to       0.54%      (1.27)%    to       (0.38)%
 2010                           0.35%     to       1.25%      0.51%     to       0.58%       9.64%     to       10.63%
 2009                           0.35%     to       1.25%      1.13%     to       1.39%      18.97%     to       20.04%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK VALUE OPPORTUNITIES
 FUND
 2013                                   3,286          $15.11      to          $15.11             $49,662
 2012                                   2,785           10.75      to           10.75              29,929
 2011                                   3,394            9.61      to            9.61              32,627
 2010                                   2,485           10.01      to           10.01              24,879
 2009                                   2,509            7.91      to            7.91              19,840
BLACKROCK SMALL CAP GROWTH
 FUND
 2013                                  45,764           15.62      to           17.70             739,317
 2012                                  49,624           10.82      to           12.38             562,185
 2011                                  50,291            9.92      to           11.45             523,139
 2010                                  46,276           10.05      to           11.70             488,443
 2009                                  28,990            8.27      to            9.71             259,757
BLACKROCK MID CAP VALUE
 OPPORTUNITIES FUND
 2013                                  87,310           16.61      to           17.56           1,410,364
 2012                                 101,193           12.51      to           13.34           1,176,266
 2011                                  86,525           11.09      to           11.93             899,965
 2010                                  79,589           11.19      to           12.15             826,351
 2009                                  36,540            8.94      to            9.79             323,566
BLACKROCK INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
 2013                                  71,337           13.83      to           14.51           1,020,365
 2012                                 104,803           11.47      to           11.88           1,238,323
 2011                                  89,252            9.84      to           10.07             896,792
 2010                                   3,075           11.64      to           11.71              35,827
BLACKROCK MID CAP GROWTH
 EQUITY PORTFOLIO
 2013                                  20,374           13.99      to           14.25             286,343
 2012                                  19,449            9.65      to            9.76             188,274
 2011                                  22,481            8.83      to            8.86             198,690
MUNDER MIDCAP CORE GROWTH
 FUND
 2013                                 184,590           17.84      to           43.64           3,534,084
 2012                                 171,054           13.54      to           32.72           2,476,785
 2011                                 155,517           11.85      to           28.27           1,955,748
 2010                                 148,458           12.12      to           27.89           1,876,934
 2009                                  48,483            9.81      to           22.28             502,213
NEUBERGER BERMAN SOCIALLY
 RESPONSIVE FUND
 2013                                  64,400           17.04      to           28.86           1,283,648
 2012                                  48,119           12.51      to           20.92             682,243
 2011                                  41,854           11.44      to           18.88             545,640
 2010                                  21,371           11.86      to           17.45             307,142
 2009                                   9,467            9.76      to           15.83              97,774
NUVEEN TRADEWINDS
 INTERNATIONAL VALUE FUND
 2013                                   2,264            9.96      to           10.18              22,660
 2012                                   3,900            8.30      to            8.33              32,458
 2011                                   1,795            8.23      to            8.24              14,785
OAKMARK INTERNATIONAL SMALL
 CAP FUND
 2013                                  17,784           37.24      to           37.24             662,326
 2012                                  18,868           29.27      to           29.27             552,300
 2011                                  31,671           24.81      to           24.81             785,838
 2010                                  42,094           29.80      to           29.80           1,254,262
 2009                                  78,988           24.60      to           24.60           1,943,358

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK VALUE OPPORTUNITIES
 FUND
 2013                           1.25%     to       1.25%        --      to         --       40.64%     to       40.64%
 2012                           1.25%     to       1.25%        --      to         --       11.79%     to       11.79%
 2011                           1.25%     to       1.25%        --      to         --       (3.99)%    to       (3.99)%
 2010                           1.25%     to       1.25%      0.01%     to       0.01%      26.63%     to       26.63%
 2009                           1.25%     to       1.25%      0.13%     to       0.13%      26.05%     to       26.05%
BLACKROCK SMALL CAP GROWTH
 FUND
 2013                           0.35%     to       1.25%        --      to         --       43.04%     to       44.33%
 2012                           0.35%     to       1.25%        --      to         --        8.11%     to        9.09%
 2011                           0.35%     to       1.25%        --      to         --       (2.12)%    to       (1.24)%
 2010                           0.35%     to       1.25%        --      to         --       20.44%     to       21.53%
 2009                           0.35%     to       1.25%        --      to         --       32.47%     to       33.67%
BLACKROCK MID CAP VALUE
 OPPORTUNITIES FUND
 2013                           0.35%     to       1.25%      0.61%     to       0.68%      31.64%     to       32.83%
 2012                           0.35%     to       1.25%      0.33%     to       0.36%      11.80%     to       12.81%
 2011                           0.35%     to       1.25%      0.40%     to       0.42%      (1.83)%    to       (0.94)%
 2010                           0.35%     to       1.25%        --      to         --       24.12%     to       25.24%
 2009                           0.35%     to       1.25%      0.35%     to       0.36%      33.60%     to       34.81%
BLACKROCK INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
 2013                             --      to       1.25%      0.10%     to       0.14%      20.62%     to       22.14%
 2012                             --      to       1.25%      1.58%     to       1.93%      16.56%     to       18.02%
 2011                             --      to       1.25%      1.86%     to       2.12%     (15.48)%    to      (14.42)%
 2010                           0.50%     to       1.25%      0.85%     to       1.37%       9.81%     to       10.36%
BLACKROCK MID CAP GROWTH
 EQUITY PORTFOLIO
 2013                           0.50%     to       1.25%        --      to         --       44.92%     to       46.01%
 2012                           0.50%     to       1.25%        --      to         --        9.29%     to       10.11%
 2011                           0.50%     to       1.25%        --      to         --      (11.70)%    to      (11.36)%
MUNDER MIDCAP CORE GROWTH
 FUND
 2013                             --      to       1.25%        --      to         --       31.73%     to       33.38%
 2012                             --      to       1.25%        --      to         --       14.29%     to       15.72%
 2011                             --      to       1.25%        --      to         --       (2.27)%    to       (0.77)%
 2010                             --      to       1.25%        --      to         --       23.63%     to       25.18%
 2009                             --      to       1.25%      0.16%     to       0.17%      30.81%     to       32.30%
NEUBERGER BERMAN SOCIALLY
 RESPONSIVE FUND
 2013                             --      to       1.25%      1.13%     to       1.39%      36.16%     to       37.96%
 2012                             --      to       1.25%      0.96%     to       1.00%       9.38%     to       10.79%
 2011                             --      to       1.25%      0.70%     to       0.75%      (4.30)%    to       (3.05)%
 2010                             --      to       1.25%      0.50%     to       0.52%      21.04%     to       22.37%
 2009                             --      to       1.25%        --      to         --       28.26%     to       29.87%
NUVEEN TRADEWINDS
 INTERNATIONAL VALUE FUND
 2013                           0.50%     to       1.25%      2.54%     to       4.30%      20.12%     to       21.02%
 2012                           1.05%     to       1.25%      4.23%     to       5.63%       0.85%     to        1.05%
 2011                           1.05%     to       1.25%      2.01%     to       2.72%     (17.74)%    to      (17.60)%
OAKMARK INTERNATIONAL SMALL
 CAP FUND
 2013                           0.35%     to       0.35%      3.43%     to       3.43%      27.23%     to       27.23%
 2012                           0.35%     to       0.35%      1.22%     to       1.22%      17.97%     to       17.97%
 2011                           0.35%     to       0.35%      0.10%     to       0.10%     (16.73)%    to      (16.73)%
 2010                           0.35%     to       0.35%      0.34%     to       0.34%      21.11%     to       21.11%
 2009                           0.35%     to       0.35%      1.90%     to       1.90%      66.87%     to       66.87%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE OAKMARK EQUITY AND INCOME
 FUND
 2013                                 965,429          $14.83      to          $14.83         $14,315,104
 2012                                 890,406           11.93      to           11.93          10,626,311
 2011                                 728,995           10.94      to           10.94           7,977,628
 2010                                 567,747           10.87      to           10.87           6,173,443
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2013                                  94,320           14.68      to           16.05           1,494,043
 2012                                 142,970           11.50      to           12.48           1,742,375
 2011                                 142,370           10.24      to           11.03           1,536,168
 2010                                 143,482           10.54      to           11.27           1,584,547
 2009                                 158,279            9.78      to           10.79           1,615,873
OPPENHEIMER GLOBAL FUND
 2013                                 208,431           21.96      to          115.63           5,871,436
 2012                                 229,997           17.54      to           91.21           5,042,783
 2011                                 281,562           14.71      to           75.54           4,209,365
 2010                                 274,534           16.31      to           82.73           5,117,115
 2009                                 183,644           14.28      to           71.52           2,926,865
OPPENHEIMER INTERNATIONAL
 GROWTH FUND
 2013                                 299,317           12.97      to           17.57           3,973,781
 2012                                  42,457           10.05      to           14.22             514,048
 2011                                  32,674            8.30      to           11.84             335,372
 2010                                  23,046            9.04      to           12.99             278,803
 2009                                  16,744            7.92      to           11.47             188,462
OPPENHEIMER MAIN STREET FUND
 2013                                  18,278           12.40      to           13.16             229,570
 2012                                  17,015            9.54      to            9.95             164,065
 2011                                  14,949            8.29      to            8.58             125,088
 2010                                  12,829            8.41      to            8.60             108,380
 2009                                   8,069            7.36      to            7.47              59,563
OPPENHEIMER GLOBAL STRATEGIC
 INCOME FUND
 2013                                  38,883           13.71      to           14.43             530,923
 2012                                  34,234           13.84      to           14.68             483,480
 2011                                  21,181           12.24      to           13.08             265,674
 2010                                  14,265           12.20      to           13.13             180,812
 2009                                   6,360           10.57      to           11.47              72,230
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND
 2013                                 200,032           13.89      to           15.42           2,875,524
 2012                                 200,523           10.45      to           11.70           2,171,744
 2011                                 181,800            8.98      to           10.15           1,703,245
 2010                                 140,671            9.25      to           10.55           1,389,018
 2009                                 104,923            7.54      to            8.68             873,351
OPPENHEIMER DEVELOPING
 MARKETS FUND
 2013                                 224,580           59.27      to           81.82           5,571,304
 2012                                 189,017           55.39      to           75.51           4,707,381
 2011                                 147,971           46.41      to           62.49           3,336,819
 2010                                  87,168           57.38      to           76.30           3,500,093
 2009                                  34,496           45.76      to           48.59           1,653,903

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE OAKMARK EQUITY AND INCOME
 FUND
 2013                             --      to         --       0.54%     to       0.54%      24.25%     to       24.25%
 2012                             --      to         --       1.05%     to       1.05%       9.05%     to        9.05%
 2011                             --      to         --       1.47%     to       1.47%       0.64%     to        0.64%
 2010                             --      to         --       1.26%     to       1.26%       9.50%     to        9.50%
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2013                           0.50%     to       1.25%      0.04%     to       0.04%      27.64%     to       28.60%
 2012                           0.50%     to       1.25%      0.64%     to       0.67%      12.28%     to       13.12%
 2011                           0.50%     to       1.25%      0.16%     to       0.17%      (2.80)%    to       (2.06)%
 2010                           0.50%     to       1.25%        --      to         --        7.79%     to        8.60%
 2009                             --      to       1.25%        --      to         --       41.80%     to       43.58%
OPPENHEIMER GLOBAL FUND
 2013                             --      to       1.25%      0.84%     to       0.85%      25.20%     to       26.77%
 2012                             --      to       1.25%      1.08%     to       1.13%      19.25%     to       20.75%
 2011                             --      to       1.25%      0.74%     to       1.81%      (9.83)%    to       (8.69)%
 2010                             --      to       1.25%      0.96%     to       1.39%      14.24%     to       15.68%
 2009                             --      to       1.25%      0.64%     to       0.66%      37.48%     to       39.20%
OPPENHEIMER INTERNATIONAL
 GROWTH FUND
 2013                             --      to       1.25%      0.71%     to       1.35%      23.56%     to       25.11%
 2012                           0.50%     to       1.25%      1.33%     to       1.40%      20.11%     to       21.01%
 2011                           0.50%     to       1.25%      0.80%     to       0.81%      (8.86)%    to       (8.17)%
 2010                           0.50%     to       1.25%      0.62%     to       0.79%      13.27%     to       14.12%
 2009                           0.50%     to       1.25%      1.08%     to       1.08%      36.07%     to       37.09%
OPPENHEIMER MAIN STREET FUND
 2013                           0.35%     to       1.25%      0.64%     to       0.76%      29.91%     to       31.09%
 2012                           0.50%     to       1.25%      1.16%     to       1.17%      15.10%     to       15.97%
 2011                           0.50%     to       1.25%      0.49%     to       0.53%      (1.46)%    to       (0.72)%
 2010                           0.65%     to       1.25%      0.63%     to       0.71%      14.34%     to       15.03%
 2009                           0.65%     to       1.25%      1.32%     to       1.80%      27.17%     to       27.94%
OPPENHEIMER GLOBAL STRATEGIC
 INCOME FUND
 2013                           0.50%     to       1.25%      4.94%     to       4.95%      (1.69)%    to       (0.95)%
 2012                           0.50%     to       1.25%      5.88%     to       5.94%      12.20%     to       13.05%
 2011                           0.50%     to       1.25%      6.12%     to       6.12%      (0.38)%    to        0.37%
 2010                           0.50%     to       1.25%      6.41%     to       6.50%      14.44%     to       15.30%
 2009                           0.50%     to       1.25%      6.72%     to       6.93%      20.65%     to       21.56%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND
 2013                           0.35%     to       1.25%      0.05%     to       0.05%      31.74%     to       32.93%
 2012                           0.35%     to       1.25%      0.80%     to       0.90%      15.32%     to       16.36%
 2011                           0.35%     to       1.25%      0.21%     to       0.24%      (3.86)%    to       (2.99)%
 2010                           0.35%     to       1.25%        --      to         --       21.62%     to       22.72%
 2009                           0.35%     to       1.25%      0.28%     to       0.28%      35.25%     to       36.47%
OPPENHEIMER DEVELOPING
 MARKETS FUND
 2013                             --      to       1.25%      0.10%     to       0.11%       7.01%     to        8.35%
 2012                             --      to       1.25%      0.45%     to       0.89%      19.35%     to       20.85%
 2011                             --      to       1.25%      2.41%     to       2.50%     (19.12)%    to      (17.85)%
 2010                             --      to       1.25%      0.15%     to       0.26%      25.41%     to       26.98%
 2009                           0.35%     to       1.25%      0.39%     to       0.55%      79.48%     to       81.10%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY FUND+
 2013                                  12,277          $14.96      to          $15.19            $186,462
 2012                                  10,453           11.32      to           11.77             122,966
 2011                                   9,462           10.09      to           10.43              98,610
 2010                                   8,255           10.52      to           10.81              88,523
 2009                                   6,896            9.51      to            9.65              66,507
OPPENHEIMER CAPITAL INCOME
 FUND
 2013                                      60            9.02      to            9.02                 544
 2012                                      42            9.99      to            9.99                 418
 2011                                      33            9.10      to            9.10                 301
 2010                                      23            8.84      to            8.84                 207
 2009                                      12            8.02      to            8.02                  99
OPPENHEIMER INTERNATIONAL
 BOND FUND
 2013                                 417,946           13.57      to           14.47           5,796,448
 2012                                 450,050           14.25      to           15.33           6,659,415
 2011                                 429,999           12.87      to           13.97           5,751,492
 2010                                 355,897           12.95      to           14.19           4,814,328
 2009                                 229,518           12.09      to           13.36           2,948,029
OPPENHEIMER SMALL- & MID-CAP
 VALUE FUND
 2013                                  70,082           11.48      to           14.37             942,646
 2012                                  80,240            8.37      to           10.56             775,946
 2011                                  91,051            7.67      to            9.77             802,212
 2010                                 104,639            8.32      to           10.70           1,013,991
 2009                                  77,204            6.93      to            8.99             620,376
OPPENHEIMER MAIN STREET
 OPPORTUNITY FUND
 2013                                  75,239           13.40      to           15.15           1,049,835
 2012                                  75,169           10.41      to           11.87             816,212
 2011                                  75,152            9.01      to           10.37             694,817
 2010                                  56,892            9.31      to           10.81             548,268
 2009                                  48,302            8.00      to            9.37             401,404
OPPENHEIMER GOLD & SPECIAL
 MINERALS FUND
 2013                                 143,654            7.02      to            9.85           1,161,795
 2012                                 128,074           13.46      to           19.12           2,018,717
 2011                                 110,140           14.81      to           21.31           1,968,607
 2010                                  86,782           19.93      to           29.04           2,087,856
 2009                                  44,783           10.69      to           19.03             757,416
OPPENHEIMER REAL ESTATE FUND
 2013                                 109,981            9.93      to           10.79           1,153,028
 2012                                  75,362            9.78      to           10.49             770,593
 2011                                  37,811            8.56      to            9.07             340,044
 2010                                  32,711            8.02      to            8.69             276,648
 2009                                  10,105            6.38      to            6.48              64,856
OPPENHEIMER EQUITY INCOME
 FUND
 2013                                  12,598           14.60      to           14.81             186,255
OPPENHEIMER INTERNATIONAL
 DIVERSIFIED FUND
 2013                                   4,447           14.44      to           14.65              64,480
 2012                                   1,132           11.77      to           11.82              13,375

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER EQUITY FUND+
 2013                           0.65%     to       0.85%      0.28%     to       0.82%      28.79%     to       29.05%
 2012                           0.65%     to       1.25%      1.13%     to       1.21%      12.19%     to       12.87%
 2011                           0.65%     to       1.25%      0.70%     to       1.09%      (4.11)%    to       (3.53)%
 2010                           0.65%     to       1.25%      0.67%     to       0.76%      10.62%     to       11.29%
 2009                           0.85%     to       1.25%      0.06%     to       0.77%      37.06%     to       37.61%
OPPENHEIMER CAPITAL INCOME
 FUND
 2013                           1.05%     to       1.05%      1.27%     to       1.27%       8.05%     to        8.05%
 2012                           1.25%     to       1.25%      4.18%     to       4.18%       9.71%     to        9.71%
 2011                           1.25%     to       1.25%      4.25%     to       4.25%       2.91%     to        2.91%
 2010                           1.25%     to       1.25%      4.95%     to       4.95%      10.25%     to       10.25%
 2009                           1.25%     to       1.25%      1.17%     to       1.17%      16.64%     to       16.64%
OPPENHEIMER INTERNATIONAL
 BOND FUND
 2013                           0.35%     to       1.25%      3.29%     to       3.43%      (5.63)%    to       (4.78)%
 2012                           0.35%     to       1.25%      4.12%     to       4.14%       9.72%     to       10.71%
 2011                           0.35%     to       1.25%      5.24%     to       5.25%      (1.51)%    to       (0.62)%
 2010                           0.35%     to       1.25%      3.79%     to       3.84%       6.54%     to        7.50%
 2009                           0.35%     to       1.25%      4.20%     to       4.32%      12.06%     to       13.07%
OPPENHEIMER SMALL- & MID-CAP
 VALUE FUND
 2013                           0.35%     to       1.25%      0.56%     to       0.66%      36.06%     to       37.29%
 2012                           0.35%     to       1.25%      0.09%     to       0.09%       8.12%     to        9.10%
 2011                           0.35%     to       1.25%        --      to         --       (8.67)%    to       (7.85)%
 2010                           0.35%     to       1.25%        --      to         --       19.05%     to       20.12%
 2009                           0.35%     to       1.25%        --      to         --       42.82%     to       44.11%
OPPENHEIMER MAIN STREET
 OPPORTUNITY FUND
 2013                           0.35%     to       1.25%      0.35%     to       0.41%      27.59%     to       28.75%
 2012                           0.35%     to       1.25%      0.39%     to       0.69%      14.52%     to       15.56%
 2011                           0.35%     to       1.25%      0.21%     to       0.22%      (4.14)%    to       (3.27)%
 2010                           0.35%     to       1.25%        --      to         --       15.38%     to       16.43%
 2009                           0.35%     to       1.25%      0.48%     to       0.53%      30.25%     to       31.42%
OPPENHEIMER GOLD & SPECIAL
 MINERALS FUND
 2013                             --      to       1.25%        --      to         --      (48.48)%    to      (47.83)%
 2012                             --      to       1.25%        --      to         --      (10.27)%    to       (9.14)%
 2011                             --      to       1.25%      1.15%     to       1.50%     (26.61)%    to      (25.69)%
 2010                             --      to       1.25%     11.56%     to      22.15%      52.59%     to       54.50%
 2009                           0.35%     to       1.25%      2.92%     to       3.29%      77.09%     to       78.69%
OPPENHEIMER REAL ESTATE FUND
 2013                             --      to       1.25%      1.13%     to       1.47%       1.56%     to        2.84%
 2012                             --      to       1.25%      2.00%     to       2.03%      14.21%     to       15.65%
 2011                             --      to       1.25%      0.30%     to       0.84%       6.78%     to        8.12%
 2010                           0.50%     to       1.25%      0.83%     to       1.11%      25.60%     to       26.54%
 2009                           0.65%     to       1.25%      2.14%     to       2.36%      28.35%     to       29.13%
OPPENHEIMER EQUITY INCOME
 FUND
 2013                           0.50%     to       1.25%      1.24%     to       2.71%      29.99%     to       30.97%
OPPENHEIMER INTERNATIONAL
 DIVERSIFIED FUND
 2013                           0.50%     to       1.25%      0.85%     to       2.62%      22.88%     to       23.80%
 2012                           0.65%     to       1.05%      3.57%     to       3.97%      17.71%     to       18.17%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
 2013                                   1,803          $13.51      to          $13.51             $24,365
 2012                                   3,655           10.31      to           10.31              37,688
 2011                                   1,890            8.64      to            8.64              16,329
 2010                                   2,667            9.15      to            9.15              24,409
 2009                                   2,888            8.39      to            8.39              24,242
PUTNAM VT HIGH YIELD FUND
 2013                                  31,983           16.40      to           16.40             524,674
 2012                                  54,683           15.32      to           15.32             837,578
 2011                                  50,931           13.30      to           13.30             677,170
 2010                                 140,058           13.16      to           13.16           1,842,956
 2009                                 166,687           11.62      to           11.62           1,936,798
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2013                                  11,244           12.88      to           12.88             144,836
 2012                                   9,879           10.60      to           10.60             104,729
 2011                                   9,800            8.82      to            8.82              86,459
 2010                                  22,962           10.82      to           10.82             248,467
 2009                                  23,122            9.71      to            9.71             224,559
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                                  18,620           17.18      to           17.41             320,002
 2012                                  23,237           12.68      to           12.68             294,709
 2011                                  25,427           10.94      to           10.94             278,130
 2010                                  36,529           11.60      to           11.60             423,913
PUTNAM SMALL CAP VALUE FUND
 2013                                  37,501           14.16      to           14.16             530,954
 2012                                  34,277           10.21      to           10.21             350,067
 2011                                  34,749            8.75      to            8.75             304,183
 2010                                  49,621            9.25      to            9.25             459,128
 2009                                  37,472            7.40      to            7.40             277,138
PIONEER DISCIPLINED VALUE
 FUND+
 2013                                   7,824           14.79      to           15.14             116,300
 2012                                   6,716           11.48      to           11.55              77,209
 2011                                   5,231           10.44      to           10.48              54,704
 2010                                      19           11.09      to           11.09                 215
PIONEER EMERGING MARKETS FUND
 2013                                 194,059            7.96      to            8.65           1,595,410
 2012                                 179,424            8.24      to            8.84           1,511,393
 2011                                 191,688            7.49      to            7.81           1,455,907
 2010                                 148,389           10.01      to           10.29           1,497,206
 2009                                  64,653            8.73      to            8.90             564,043
PIONEER OAK RIDGE SMALL CAP
 GROWTH FUND
 2013                                  18,563           30.73      to           31.86             581,033
 2012                                  16,318           22.39      to           22.90             370,355
 2011                                   3,735           20.50      to           20.79              77,111
 2010                                   1,956           20.57      to           20.76              40,383
 2009                                     194           16.16      to           16.22               3,147
PIONEER FUNDAMENTAL GROWTH
 FUND
 2013                                     911           12.58      to           12.65              11,471

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
 2013                           0.70%     to       0.70%      1.89%     to       1.89%      31.06%     to       31.06%
 2012                           0.70%     to       0.70%      1.51%     to       1.51%      19.34%     to       19.34%
 2011                           0.70%     to       0.70%      3.51%     to       3.51%      (5.62)%    to       (5.62)%
 2010                           0.70%     to       0.70%      2.13%     to       2.13%       9.07%     to        9.07%
 2009                           0.70%     to       0.70%        --      to         --       29.07%     to       29.07%
PUTNAM VT HIGH YIELD FUND
 2013                           0.70%     to       0.70%      8.60%     to       8.60%       7.10%     to        7.10%
 2012                           0.70%     to       0.70%      6.91%     to       6.91%      15.20%     to       15.20%
 2011                           0.70%     to       0.70%      5.50%     to       5.50%       1.04%     to        1.04%
 2010                           0.70%     to       0.70%      9.18%     to       9.18%      13.25%     to       13.25%
 2009                           0.70%     to       0.70%      6.62%     to       6.62%      49.14%     to       49.14%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2013                           0.70%     to       0.70%      0.96%     to       0.96%      21.51%     to       21.51%
 2012                           0.70%     to       0.70%      1.44%     to       1.44%      20.16%     to       20.16%
 2011                           0.70%     to       0.70%      2.83%     to       2.83%     (18.47)%    to      (18.47)%
 2010                           0.70%     to       0.70%      2.85%     to       2.85%      11.42%     to       11.42%
 2009                           0.70%     to       0.70%      1.06%     to       1.06%      37.40%     to       37.40%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                             --      to       0.70%      0.49%     to       0.57%      35.49%     to       36.44%
 2012                           0.70%     to       0.70%      0.24%     to       0.24%      15.95%     to       15.95%
 2011                           0.70%     to       0.70%      0.26%     to       0.26%      (5.75)%    to       (5.75)%
 2010                           0.70%     to       0.70%        --      to         --       16.05%     to       16.05%
PUTNAM SMALL CAP VALUE FUND
 2013                           0.70%     to       0.70%      0.85%     to       0.85%      38.63%     to       38.63%
 2012                           0.70%     to       0.70%      0.43%     to       0.43%      16.67%     to       16.67%
 2011                           0.70%     to       0.70%      0.53%     to       0.53%      (5.39)%    to       (5.39)%
 2010                           0.70%     to       0.70%      0.26%     to       0.26%      25.11%     to       25.11%
 2009                           0.70%     to       0.70%      1.77%     to       1.77%      30.62%     to       30.62%
PIONEER DISCIPLINED VALUE
 FUND+
 2013                           0.65%     to       1.25%      0.57%     to       1.21%      28.87%     to       29.65%
 2012                           1.05%     to       1.25%      3.87%     to       4.32%       9.91%     to       10.13%
 2011                           1.05%     to       1.25%      1.65%     to       3.40%      (5.80)%    to       (5.62)%
 2010                           1.25%     to       1.25%      1.83%     to       1.83%       4.98%     to        4.98%
PIONEER EMERGING MARKETS FUND
 2013                             --      to       1.25%      0.33%     to       0.38%      (3.40)%    to       (2.19)%
 2012                             --      to       1.25%      0.37%     to       0.51%       9.95%     to       11.34%
 2011                           0.35%     to       1.25%        --      to         --      (25.18)%    to      (24.51)%
 2010                           0.50%     to       1.25%        --      to         --       14.72%     to       15.58%
 2009                           0.50%     to       1.25%      0.34%     to       0.50%      71.41%     to       72.70%
PIONEER OAK RIDGE SMALL CAP
 GROWTH FUND
 2013                           0.50%     to       1.25%        --      to         --       37.26%     to       38.29%
 2012                           0.65%     to       1.25%        --      to         --        9.19%     to        9.84%
 2011                           0.75%     to       1.25%        --      to         --       (0.34)%    to        0.16%
 2010                           0.75%     to       1.25%        --      to         --       27.32%     to       27.95%
 2009                           0.75%     to       1.25%        --      to         --       61.58%     to       62.25%
PIONEER FUNDAMENTAL GROWTH
 FUND
 2013                           0.65%     to       1.25%      0.37%     to       0.37%      25.80%     to       26.52%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL
 VALUE FUND+
 2013                                   4,853          $11.31      to          $11.44             $55,371
 2012                                   1,077           10.37      to           10.41              11,178
 2011                                     746            8.63      to            8.63               6,438
ALLIANZGI NFJ SMALL-CAP VALUE
 FUND+
 2013                                 110,089           15.53      to           16.34           1,758,136
 2012                                 108,501           11.95      to           12.38           1,324,474
 2011                                 106,485           10.97      to           11.28           1,184,482
 2010                                  90,791           10.88      to           11.10             997,030
 2009                                  71,580            8.82      to            8.93             634,618
ALLIANZGI NFJ DIVIDEND VALUE
 FUND+
 2013                                 423,527           11.95      to           12.47           5,185,258
 2012                                 387,964            9.41      to            9.74           3,719,360
 2011                                 232,853            8.36      to            8.60           1,971,678
 2010                                 175,748            8.21      to            8.38           1,457,474
 2009                                  55,851            7.36      to            7.45             412,530
MANAGERS CADENCE MID-CAP FUND
 2013                                   4,420           14.78      to           15.23              61,837
 2012                                   4,854           11.42      to           11.72              52,336
 2011                                   5,293           10.65      to           11.01              53,540
 2010                                   4,423           10.97      to           11.27              45,693
 2009                                   3,857            8.78      to            8.97              31,692
PIMCO TOTAL RETURN FUND
 2013                               2,340,391           14.67      to           15.40          33,737,330
 2012                               2,381,881           15.21      to           15.77          35,604,059
 2011                               1,942,619           11.28      to           14.34          26,491,298
 2010                               1,237,235           10.85      to           13.82          16,485,384
 2009                                 527,034           11.97      to           12.77           6,682,235
PIMCO EMERGING MARKETS BOND
 FUND
 2013                                  78,220           14.21      to           15.25           1,138,549
 2012                                  86,686           15.35      to           16.60           1,364,666
 2011                                  89,328           13.26      to           14.44           1,219,186
 2010                                  91,160           12.54      to           13.76           1,164,648
 2009                                  65,811           11.18      to           12.37             772,620
PIMCO REAL RETURN FUND
 2013                               1,545,144           14.13      to           14.30          20,652,515
 2012                               1,318,471           15.79      to           15.79          19,407,590
 2011                               1,052,785           14.51      to           14.69          14,246,815
 2010                                 800,211           10.78      to           13.39           9,777,190
 2009                                 451,099           10.79      to           12.47           5,606,601
PIONEER FUND
 2013                                  39,184           12.26      to           14.52             534,100
 2012                                  70,924            9.26      to           11.05             719,161
 2011                                  51,036            8.47      to           10.18             492,157
 2010                                  20,462            8.92      to           10.80             202,868
 2009                                     959            7.75      to            9.45               8,983

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANZGI NFJ INTERNATIONAL
 VALUE FUND+
 2013                           0.65%     to       1.05%      1.58%     to       1.91%       9.06%     to        9.50%
 2012                           0.85%     to       1.05%      1.66%     to       1.87%      20.17%     to       20.41%
 2011                           1.05%     to       1.05%      0.97%     to       0.97%     (13.69)%    to      (13.69)%
ALLIANZGI NFJ SMALL-CAP VALUE
 FUND+
 2013                           0.35%     to       1.25%      1.18%     to       1.92%      29.92%     to       31.09%
 2012                           0.50%     to       1.25%      1.22%     to       1.61%       8.96%     to        9.78%
 2011                           0.50%     to       1.25%      1.58%     to       1.59%       0.84%     to        1.60%
 2010                           0.50%     to       1.25%      1.87%     to       2.23%      23.34%     to       24.27%
 2009                           0.50%     to       1.25%      3.15%     to       3.48%      22.41%     to       23.33%
ALLIANZGI NFJ DIVIDEND VALUE
 FUND+
 2013                           0.50%     to       1.25%      2.25%     to       2.27%      27.05%     to       28.00%
 2012                           0.50%     to       1.25%      2.48%     to       2.57%      12.51%     to       13.36%
 2011                           0.50%     to       1.25%      2.91%     to       2.95%       1.80%     to        2.57%
 2010                           0.50%     to       1.25%      3.28%     to       3.57%      11.67%     to       12.51%
 2009                           0.50%     to       1.25%      4.77%     to       4.97%      11.51%     to       12.35%
MANAGERS CADENCE MID-CAP FUND
 2013                           0.85%     to       1.25%        --      to         --       29.41%     to       29.93%
 2012                           0.85%     to       1.25%      0.15%     to       0.16%       7.23%     to        7.66%
 2011                           0.65%     to       1.25%        --      to         --       (2.87)%    to       (2.28)%
 2010                           0.65%     to       1.25%      0.13%     to       0.14%      24.88%     to       25.63%
 2009                           0.65%     to       1.25%        --      to         --       23.65%     to       24.39%
PIMCO TOTAL RETURN FUND
 2013                             --      to       1.25%      2.04%     to       2.04%      (3.52)%    to       (2.30)%
 2012                             --      to       1.25%      3.84%     to       3.91%       8.58%     to        9.95%
 2011                             --      to       1.25%      3.60%     to       4.04%       2.46%     to        3.91%
 2010                             --      to       1.25%      1.50%     to       2.98%       7.05%     to        8.60%
 2009                           0.35%     to       1.25%      4.78%     to       4.95%      11.94%     to       12.95%
PIMCO EMERGING MARKETS BOND
 FUND
 2013                           0.50%     to       1.25%      4.53%     to       4.56%      (8.15)%    to       (7.45)%
 2012                           0.50%     to       1.25%      4.52%     to       4.67%      14.92%     to       15.79%
 2011                           0.50%     to       1.25%      4.75%     to       4.75%       4.97%     to        5.76%
 2010                           0.50%     to       1.25%      4.60%     to       4.61%      11.26%     to       12.10%
 2009                           0.50%     to       1.25%      6.09%     to       6.35%      28.46%     to       29.43%
PIMCO REAL RETURN FUND
 2013                             --      to       1.25%      0.75%     to       0.75%     (10.54)%    to       (9.41)%
 2012                             --      to       1.25%      2.33%     to       2.34%       7.47%     to        8.83%
 2011                             --      to       1.25%      3.60%     to       4.06%       9.75%     to       11.13%
 2010                             --      to       1.25%      2.12%     to       2.97%       6.02%     to        8.94%
 2009                             --      to       1.25%      2.44%     to       2.58%      14.18%     to       15.50%
PIONEER FUND
 2013                           0.50%     to       1.25%      0.87%     to       0.99%      31.40%     to       32.39%
 2012                           0.50%     to       1.25%      1.31%     to       1.32%       8.54%     to        9.36%
 2011                           0.50%     to       1.25%      1.36%     to       1.41%      (5.77)%    to       (5.06)%
 2010                           0.50%     to       1.25%      1.02%     to       1.04%      14.28%     to       15.14%
 2009                           0.50%     to       1.25%      0.27%     to       2.09%      22.69%     to       23.62%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIONEER HIGH YIELD FUND
 2013                                 139,843          $14.99      to          $16.38          $2,192,640
 2012                                 151,125           14.17      to           14.77           2,142,052
 2011                                 160,229           12.38      to           13.00           1,994,004
 2010                                 139,274           12.66      to           13.40           1,763,049
 2009                                 152,310           10.14      to           11.54           1,639,303
PIONEER STRATEGIC INCOME FUND
 2013                                 243,858           15.20      to           15.61           3,747,490
 2012                                 227,472           15.17      to           15.38           3,465,197
 2011                                 185,039           13.80      to           13.83           2,544,366
 2010                                 138,152           13.41      to           13.55           1,855,352
 2009                                  84,446           11.87      to           12.29           1,024,626
PIONEER MID CAP VALUE FUND
 2013                                  93,131           13.92      to           14.44           1,227,579
 2012                                 116,385            9.11      to           11.00           1,156,545
 2011                                 119,987            8.26      to           10.05           1,078,074
 2010                                  99,809            8.83      to           10.83             977,122
 2009                                 152,250            7.64      to            9.31           1,225,342
PIONEER SELECT MID CAP GROWTH
 FUND+
 2013                                  17,693           18.44      to           19.19             333,085
 2012                                  18,273           12.93      to           13.33             240,046
 2011                                  22,110           12.28      to           12.51             274,884
 2010                                  22,723           12.76      to           12.92             292,062
 2009                                  19,582           10.80      to           10.84             212,019
PIMCO TOTAL RETURN III FUND
 2013                                  14,761           10.34      to           10.46             153,648
 2012                                  19,186           10.71      to           10.76             206,359
PUTNAM EQUITY INCOME FUND
 2013                                  44,008           14.75      to           17.10             643,671
 2012                                  31,653           10.90      to           13.15             360,002
 2011                                  10,078            9.20      to           11.19             101,629
 2010                                   7,347            9.08      to           11.13              71,969
 2009                                   4,951           10.00      to           10.15              41,272
PUTNAM HIGH YIELD ADVANTAGE
 FUND
 2013                                  73,826           16.10      to           16.46           1,176,812
 2012                                  68,053           15.08      to           15.60           1,020,430
 2011                                  40,693           13.10      to           13.73             532,808
 2010                                  21,150           12.70      to           13.47             266,671
 2009                                   6,977           11.06      to           12.04              78,926
PUTNAM INTERNATIONAL EQUITY
 FUND
 2013                                  30,339           12.04      to           19.27             570,167
 2012                                  34,499            9.53      to           15.12             512,043
 2011                                  40,915            7.92      to           12.46             503,972
 2010                                  56,583            9.50      to           14.81             832,027
 2009                                 133,971            8.74      to           13.50           1,804,300

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIONEER HIGH YIELD FUND
 2013                           0.35%     to       1.25%      3.38%     to       4.83%      10.92%     to       11.92%
 2012                           0.50%     to       1.25%      5.14%     to       5.26%      13.61%     to       14.46%
 2011                           0.50%     to       1.25%      5.37%     to       5.41%      (2.96)%    to       (2.23)%
 2010                           0.50%     to       1.25%      5.41%     to       5.49%      16.14%     to       17.01%
 2009                             --      to       1.25%      6.34%     to       6.65%      60.21%     to       62.22%
PIONEER STRATEGIC INCOME FUND
 2013                             --      to       1.25%      4.29%     to       4.29%       0.24%     to        1.50%
 2012                             --      to       1.25%      4.71%     to       4.75%       9.87%     to       11.26%
 2011                             --      to       1.25%      5.03%     to       5.05%       1.84%     to        3.12%
 2010                             --      to       1.25%      2.21%     to       5.27%      10.27%     to       11.66%
 2009                           0.35%     to       1.25%      6.03%     to       6.25%      29.11%     to       30.27%
PIONEER MID CAP VALUE FUND
 2013                           0.35%     to       1.25%      0.43%     to       0.47%      31.29%     to       32.47%
 2012                           0.50%     to       1.25%      0.77%     to       0.79%       9.46%     to       10.28%
 2011                           0.50%     to       1.25%      0.97%     to       1.32%      (7.21)%    to       (6.51)%
 2010                           0.50%     to       1.25%      0.55%     to       0.65%      16.29%     to       17.17%
 2009                             --      to       1.25%      1.15%     to       1.39%      23.14%     to       24.69%
PIONEER SELECT MID CAP GROWTH
 FUND+
 2013                           0.35%     to       1.25%        --      to         --       42.59%     to       43.88%
 2012                           0.35%     to       1.25%        --      to         --        5.29%     to        6.25%
 2011                           0.50%     to       1.25%        --      to         --       (3.74)%    to       (3.02)%
 2010                           0.35%     to       1.25%        --      to         --       18.11%     to       19.18%
 2009                           0.35%     to       1.25%        --      to         --        8.05%     to        8.42%
PIMCO TOTAL RETURN III FUND
 2013                           0.65%     to       1.25%      0.85%     to       1.73%      (3.53)%    to       (2.95)%
 2012                           0.85%     to       1.25%      0.85%     to       1.24%       7.15%     to        7.56%
PUTNAM EQUITY INCOME FUND
 2013                             --      to       1.25%      1.22%     to       1.89%      29.99%     to       31.63%
 2012                           0.50%     to       1.25%      2.30%     to       2.74%      17.54%     to       18.42%
 2011                           0.50%     to       1.25%      0.95%     to       2.26%       0.58%     to        1.33%
 2010                           0.50%     to       1.25%      0.47%     to       1.92%      10.97%     to       11.81%
 2009                           0.85%     to       1.25%      1.73%     to       1.94%      25.33%     to       25.83%
PUTNAM HIGH YIELD ADVANTAGE
 FUND
 2013                             --      to       1.25%      5.94%     to       6.00%       5.48%     to        6.81%
 2012                             --      to       1.25%      6.66%     to       6.68%      13.68%     to       15.11%
 2011                             --      to       1.25%      7.37%     to       7.75%       1.87%     to        3.15%
 2010                             --      to       1.25%      4.03%     to       7.68%      11.94%     to       13.35%
 2009                           0.50%     to       1.25%      1.43%     to       8.02%      46.48%     to       47.59%
PUTNAM INTERNATIONAL EQUITY
 FUND
 2013                           0.35%     to       1.25%      0.76%     to       0.84%      26.35%     to       27.49%
 2012                           0.35%     to       1.25%      0.96%     to       1.13%      20.22%     to       21.31%
 2011                           0.35%     to       1.25%      4.09%     to       4.90%     (16.59)%    to      (15.83)%
 2010                           0.35%     to       1.25%      1.05%     to       2.28%       8.73%     to        9.71%
 2009                           0.35%     to       1.25%      2.71%     to       2.92%      23.71%     to       24.83%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
 2013                                     167          $12.49      to          $12.49              $2,082
 2012                                      99            9.28      to            9.28                 922
 2011                                      85            7.99      to            7.99                 680
 2010                                     265            8.03      to            8.03               2,126
 2009                                      67            7.07      to            7.07                 472
PUTNAM MULTI-CAP GROWTH FUND
 2013                                     568           13.68      to           15.58               8,101
 2012                                     480            9.95      to           11.57               5,033
 2011                                     367            8.61      to           10.04               3,363
 2010                                     461            9.16      to           10.70               4,414
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2013                                  78,385           10.06      to           10.93             870,859
 2012                                  61,483            8.23      to            8.83             552,712
 2011                                  46,183            6.82      to            7.74             338,037
 2010                                  31,299            8.77      to            9.18             290,410
 2009                                  13,138            7.48      to            7.58              99,472
PUTNAM SMALL CAP GROWTH FUND
 2013                                  18,727           15.80      to           16.42             290,754
 2012                                  16,813            9.16      to           10.84             164,310
 2011                                  12,189            8.06      to            9.61             105,792
 2010                                  11,893            8.42      to           10.12             110,750
 2009                                   7,617            6.61      to            8.00              58,305
ROYCE TOTAL RETURN FUND
 2013                                  19,512           29.14      to           30.43             583,861
 2012                                  18,629           22.32      to           23.10             424,628
 2011                                   7,117           19.81      to           20.24             142,782
 2010                                   4,488           20.47      to           20.75              92,641
 2009                                     549           16.84      to           16.91               9,254
ROYCE VALUE PLUS FUND
 2013                                  36,328           17.48      to           19.43             650,692
 2012                                  41,345           13.36      to           14.66             563,852
 2011                                  52,535           11.73      to           12.72             592,023
 2010                                  57,297           13.20      to           13.42             731,514
 2009                                  50,724           11.17      to           11.24             565,160
ROYCE VALUE FUND
 2013                                  27,395           26.80      to           28.47             762,122
 2012                                  29,310           21.28      to           22.32             640,249
 2011                                  23,710           19.68      to           20.38             476,985
 2010                                  20,100           21.55      to           22.05             441,175
 2009                                     920           17.48      to           17.55              16,151
RS VALUE FUND
 2013                                 111,854           17.33      to           17.33           1,938,970
 2012                                  95,964           12.59      to           12.59           1,208,232
 2011                                  80,953           11.06      to           11.06             895,424
 2010                                  69,153           12.44      to           12.44             860,185

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
 2013                           0.35%     to       0.35%      1.55%     to       1.55%      34.57%     to       34.57%
 2012                           0.35%     to       0.35%      1.10%     to       1.10%      16.15%     to       16.15%
 2011                           0.35%     to       0.35%      0.91%     to       0.91%      (0.52)%    to       (0.52)%
 2010                           0.35%     to       0.35%      1.30%     to       1.30%      13.67%     to       13.67%
 2009                           0.35%     to       0.35%      2.90%     to       2.90%      30.72%     to       30.72%
PUTNAM MULTI-CAP GROWTH FUND
 2013                           0.75%     to       1.25%      0.23%     to       0.26%      34.59%     to       35.26%
 2012                           1.05%     to       1.25%      0.44%     to       0.48%      15.25%     to       15.48%
 2011                           1.05%     to       1.25%        --      to         --       (6.18)%    to       (5.99)%
 2010                           1.05%     to       1.25%        --      to         --       17.83%     to       18.06%
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2013                             --      to       1.25%      1.41%     to       1.64%      22.24%     to       23.77%
 2012                             --      to       1.25%      1.08%     to       1.41%      20.67%     to       22.19%
 2011                           0.15%     to       1.25%      3.39%     to       3.46%     (22.23)%    to      (21.37)%
 2010                             --      to       1.25%      1.09%     to       1.54%      17.23%     to       18.70%
 2009                           0.75%     to       1.25%      1.45%     to       1.53%      54.81%     to       55.59%
PUTNAM SMALL CAP GROWTH FUND
 2013                           0.35%     to       1.25%        --      to         --       45.72%     to       47.03%
 2012                           0.50%     to       1.25%      0.22%     to       0.36%      12.87%     to       13.72%
 2011                           0.50%     to       1.25%        --      to         --       (5.07)%    to       (4.35)%
 2010                           0.50%     to       1.25%        --      to         --       26.53%     to       27.48%
 2009                           0.50%     to       1.25%        --      to         --       24.73%     to       25.67%
ROYCE TOTAL RETURN FUND
 2013                           0.35%     to       1.25%      0.38%     to       0.40%      30.56%     to       31.74%
 2012                           0.35%     to       1.25%      0.62%     to       1.36%      12.67%     to       13.68%
 2011                           0.50%     to       1.25%      0.56%     to       0.60%      (3.19)%    to       (2.46)%
 2010                           0.50%     to       1.25%      1.11%     to       1.11%      21.56%     to       22.47%
 2009                           0.75%     to       1.25%      0.13%     to       0.29%      68.36%     to       69.06%
ROYCE VALUE PLUS FUND
 2013                             --      to       1.25%        --      to         --       30.87%     to       32.52%
 2012                             --      to       1.25%        --      to         --       13.82%     to       15.25%
 2011                             --      to       1.25%      0.49%     to       0.63%     (11.10)%    to       (9.98)%
 2010                             --      to       1.25%      0.08%     to       0.29%      18.22%     to       19.40%
 2009                             --      to       1.25%        --      to         --       39.63%     to       41.38%
ROYCE VALUE FUND
 2013                             --      to       1.25%        --      to         --       25.96%     to       27.55%
 2012                             --      to       1.25%      1.35%     to       1.43%       8.13%     to        9.49%
 2011                             --      to       1.25%      0.33%     to       0.78%      (8.69)%    to       (7.54)%
 2010                             --      to       1.25%      0.33%     to       0.34%      23.28%     to       24.83%
 2009                           0.75%     to       1.25%        --      to         --       74.81%     to       75.53%
RS VALUE FUND
 2013                             --      to         --       0.20%     to       0.20%      37.68%     to       37.68%
 2012                             --      to         --       1.28%     to       1.28%      13.83%     to       13.83%
 2011                             --      to         --         --      to         --      (11.08)%    to      (11.08)%
 2010                             --      to         --         --      to         --       25.47%     to       25.47%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA DIVERSIFIED EQUITY
 INCOME FUND
 2013                                  12,856          $11.47      to          $12.06            $149,260
 2012                                  16,067            8.86      to            9.24             142,038
 2011                                  13,934            7.73      to            7.81             106,610
 2010                                  10,789            8.24      to            8.37              88,277
 2009                                   7,578            7.15      to            7.31              55,262
COLUMBIA MID CAP VALUE
 OPPORTUNITY FUND
 2013                                  32,944           12.62      to           13.26             424,106
 2012                                  33,068            9.45      to            9.86             317,089
 2011                                  35,363            8.10      to            8.39             288,190
 2010                                  29,373            8.96      to            9.38             264,129
 2009                                  20,536            7.40      to            7.55             151,903
COLUMBIA MULTI-ADVISOR SMALL
 CAP VALUE FUND
 2013                                     973           14.55      to           15.13              14,241
 2012                                     833           10.77      to           11.18               8,981
 2011                                     598            9.29      to            9.29               5,556
 2010                                     790           10.26      to           10.54               8,083
 2009                                     515            8.13      to            8.21               4,197
RIDGEWORTH SMALL CAP VALUE
 EQUITY FUND
 2013                                  46,770           31.82      to           33.80           1,522,137
 2012                                  59,209           23.93      to           25.10           1,442,902
 2011                                  46,569           20.80      to           21.55             982,162
 2010                                   6,070           21.94      to           22.45             134,682
 2009                                     183           17.30      to           17.41               3,180
RIDGEWORTH MID-CAP VALUE
 EQUITY FUND
 2013                                  37,131           32.78      to           34.82           1,248,858
 2012                                  33,083           25.36      to           26.60             856,103
 2011                                  24,609           21.16      to           21.92             526,041
 2010                                   9,505           23.17      to           23.49             221,518
 2009                                     366           18.44      to           18.56               6,776
RIDGEWORTH TOTAL RETURN BOND
 FUND
 2013                                  73,848           11.04      to           11.52             844,753
 2012                                  89,858           11.56      to           11.93           1,065,549
 2011                                  51,697           11.19      to           11.42             590,114
RIDGEWORTH LARGE CAP VALUE
 EQUITY FUND
 2013                                     900           14.17      to           14.48              12,972
DWS RREEF REAL ESTATE
 SECURITIES FUND
 2013                                   1,329           12.85      to           12.85              17,084
 2012                                   1,116           13.02      to           13.02              14,529
 2011                                     889           11.22      to           11.22               9,970
 2010                                     729           10.38      to           10.38               7,566
 2009                                     399            8.14      to            8.14               3,250
DWS EQUITY DIVIDEND FUND
 2013                                  40,320           10.17      to           11.20             421,241
 2012                                  56,535            8.04      to            8.93             460,612
 2011                                  57,815            7.20      to            8.07             422,352
 2010                                  54,931            7.40      to            8.37             438,178
 2009                                  46,223            6.60      to            7.54             340,461

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA DIVERSIFIED EQUITY
 INCOME FUND
 2013                           0.50%     to       1.25%      1.38%     to       1.64%      29.51%     to       30.49%
 2012                           0.50%     to       1.25%      1.13%     to       1.64%      13.35%     to       14.21%
 2011                           0.75%     to       1.25%      1.29%     to       1.31%      (6.68)%    to       (6.21)%
 2010                           0.75%     to       1.25%      1.05%     to       1.44%      14.60%     to       15.18%
 2009                           0.75%     to       1.25%      2.19%     to       2.28%      25.28%     to       25.91%
COLUMBIA MID CAP VALUE
 OPPORTUNITY FUND
 2013                           0.50%     to       1.25%      1.23%     to       1.42%      33.43%     to       34.43%
 2012                           0.50%     to       1.25%      0.41%     to       0.43%      16.68%     to       17.56%
 2011                           0.50%     to       1.25%        --      to         --       (9.56)%    to       (8.88)%
 2010                             --      to       1.25%      0.73%     to       0.80%      21.10%     to       22.62%
 2009                           0.50%     to       1.25%      2.05%     to       2.66%      37.81%     to       38.85%
COLUMBIA MULTI-ADVISOR SMALL
 CAP VALUE FUND
 2013                           0.50%     to       0.75%        --      to         --       35.07%     to       35.41%
 2012                           0.50%     to       0.75%        --      to         --       15.94%     to       16.23%
 2011                           0.75%     to       0.75%        --      to         --       (9.03)%    to       (9.03)%
 2010                           0.50%     to       1.25%        --      to         --       24.94%     to       25.88%
 2009                           0.75%     to       1.25%        --      to         --       45.94%     to       46.67%
RIDGEWORTH SMALL CAP VALUE
 EQUITY FUND
 2013                             --      to       1.25%      0.68%     to       0.81%      32.97%     to       34.64%
 2012                             --      to       1.25%      1.35%     to       1.67%      15.03%     to       16.47%
 2011                             --      to       1.25%      0.65%     to       0.73%      (5.18)%    to       (3.98)%
 2010                             --      to       1.25%      0.21%     to       1.03%      26.79%     to       28.38%
 2009                           0.50%     to       1.25%        --      to         --       73.05%     to       74.12%
RIDGEWORTH MID-CAP VALUE
 EQUITY FUND
 2013                             --      to       1.25%      0.69%     to       0.78%      29.26%     to       30.89%
 2012                             --      to       1.25%      1.25%     to       1.96%      19.88%     to       21.38%
 2011                             --      to       1.25%      0.46%     to       1.35%      (8.69)%    to       (7.54)%
 2010                           0.50%     to       1.25%      0.51%     to       0.72%      25.64%     to       26.59%
 2009                           0.50%     to       1.25%      0.06%     to       0.61%      84.42%     to       85.56%
RIDGEWORTH TOTAL RETURN BOND
 FUND
 2013                           0.15%     to       1.25%      1.54%     to       1.56%      (4.53)%    to       (3.47)%
 2012                           0.15%     to       1.25%      1.84%     to       1.88%       3.38%     to        4.52%
 2011                           0.15%     to       1.25%      0.39%     to       3.19%       8.14%     to        9.34%
RIDGEWORTH LARGE CAP VALUE
 EQUITY FUND
 2013                           0.50%     to       1.25%      1.88%     to       2.88%      32.19%     to       33.18%
DWS RREEF REAL ESTATE
 SECURITIES FUND
 2013                           0.85%     to       0.85%      2.43%     to       2.43%      (1.29)%    to       (1.29)%
 2012                           0.85%     to       0.85%      1.57%     to       1.57%      16.05%     to       16.05%
 2011                           0.85%     to       0.85%      1.30%     to       1.30%       8.07%     to        8.07%
 2010                           0.85%     to       0.85%      1.75%     to       1.75%      27.57%     to       27.57%
 2009                           0.85%     to       0.85%      3.76%     to       3.76%      28.89%     to       28.89%
DWS EQUITY DIVIDEND FUND
 2013                           0.35%     to       1.25%      2.02%     to       2.83%      25.43%     to       26.56%
 2012                           0.35%     to       1.25%      2.27%     to       2.34%      10.58%     to       11.58%
 2011                           0.35%     to       1.25%      1.05%     to       1.05%      (3.49)%    to       (2.62)%
 2010                           0.35%     to       1.25%      1.06%     to       1.11%      11.03%     to       12.03%
 2009                           0.35%     to       1.25%      1.72%     to       1.78%      21.91%     to       23.01%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DWS ENHANCED EMERGING MARKETS
 FIXED INCOME FUND
 2013                                   2,642          $15.40      to          $15.77             $40,898
 2012                                   2,361           16.45      to           16.76              39,023
 2011                                   2,603           14.09      to           14.17              36,702
 2010                                   1,647           14.83      to           14.89              24,449
 2009                                     400           13.45      to           13.45               5,376
SSGA S&P 500 INDEX FUND
 2013                                  82,387           16.02      to           29.59           1,406,670
 2012                                  81,710           12.28      to           23.13           1,057,817
 2011                                  85,145           10.71      to           20.66             979,562
 2010                                  79,655           10.65      to           20.68             899,932
 2009                                  70,016            9.38      to            9.92             690,838
DWS CORE EQUITY VIP+
 2013                                   5,200           15.43      to           15.43              80,229
 2012                                   3,455           11.31      to           11.31              39,093
 2011                                   3,950            9.84      to            9.84              38,866
 2010                                   3,662            9.92      to            9.92              36,336
 2009                                   3,990            8.73      to            8.73              34,845
DWS GLOBAL GROWTH FUND+
 2013                                  10,897           11.12      to           12.99             125,097
 2012                                  13,369            8.88      to           10.45             121,696
 2011                                  25,310            7.57      to            8.98             197,288
 2010                                  22,795            8.96      to           10.70             210,327
 2009                                  22,123            7.95      to            9.57             180,923
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2013                                  12,752           14.08      to           14.45             182,291
 2012                                   1,297           11.03      to           11.03              14,309
 2011                                      60            9.67      to            9.67                 576
LEGG MASON CLEARBRIDGE
 AGGRESSIVE GROWTH FUND
 2013                                  14,312           15.53      to           17.07             219,486
 2012                                   9,636           10.78      to           11.95             104,639
 2011                                   9,157            9.12      to           10.21              84,578
 2010                                  11,879            9.03      to           10.20             108,428
 2009                                  13,252            7.27      to            7.31              98,740
LEGG MASON PARTNERS
 CLEARBRIDGE FUNDAMENTAL
 VALUE FUND
 2013                                   1,227           12.09      to           14.03              17,190
 2012                                     377            9.32      to           10.89               4,099
 2011                                     303            9.65      to            9.65               2,922
 2010                                     202           10.48      to           10.48               2,117
 2009                                      78            9.17      to            9.17                 714
LEGG MASON CLEARBRIDGE MID
 CAP CORE FUND
 2013                                  12,941           29.70      to           30.79             396,068
 2012                                  11,210           21.92      to           22.56             251,343
 2011                                   5,744           18.78      to           19.18             109,382
 2010                                   3,156           19.73      to           20.01              62,772
 2009                                   1,631           16.37      to           16.47              26,808

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DWS ENHANCED EMERGING MARKETS
 FIXED INCOME FUND
 2013                           0.75%     to       1.25%      3.28%     to       3.28%      (6.40)%    to       (5.93)%
 2012                           0.75%     to       1.25%      2.49%     to       3.60%      16.77%     to       17.35%
 2011                           1.05%     to       1.25%      4.49%     to       4.74%      (5.05)%    to       (4.86)%
 2010                           1.05%     to       1.25%      4.80%     to       4.89%      10.27%     to       10.49%
 2009                           1.25%     to       1.25%      8.82%     to       8.82%      34.53%     to       34.53%
SSGA S&P 500 INDEX FUND
 2013                             --      to       1.25%      2.11%     to       2.17%      27.93%     to       30.50%
 2012                             --      to       1.25%      2.17%     to       2.27%      11.96%     to       14.59%
 2011                             --      to       1.25%      1.92%     to       2.00%       0.59%     to        1.86%
 2010                             --      to       1.25%      1.87%     to       1.88%      12.82%     to       13.51%
 2009                             --      to       1.25%      0.46%     to       2.39%      24.65%     to       26.22%
DWS CORE EQUITY VIP+
 2013                           0.70%     to       0.70%      1.30%     to       1.30%      36.37%     to       36.37%
 2012                           0.70%     to       0.70%      1.27%     to       1.27%      15.01%     to       15.01%
 2011                           0.70%     to       0.70%      1.26%     to       1.26%      (0.84)%    to       (0.84)%
 2010                           0.70%     to       0.70%      1.59%     to       1.59%      13.60%     to       13.60%
 2009                           0.70%     to       0.70%      2.45%     to       2.45%      33.21%     to       33.21%
DWS GLOBAL GROWTH FUND+
 2013                           0.50%     to       1.25%      0.26%     to       0.30%      24.29%     to       25.23%
 2012                           0.50%     to       1.25%      0.68%     to       0.87%      16.40%     to       17.28%
 2011                           0.50%     to       1.25%      1.12%     to       1.14%     (16.10)%    to      (15.47)%
 2010                           0.50%     to       1.25%      0.39%     to       0.42%      11.87%     to       12.71%
 2009                           0.50%     to       1.25%      0.97%     to       1.09%      41.41%     to       42.47%
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2013                           0.35%     to       1.25%      0.52%     to       1.04%      27.68%     to       28.83%
 2012                           1.25%     to       1.25%      1.78%     to       1.78%      14.04%     to       14.04%
 2011                           1.25%     to       1.25%      2.62%     to       2.62%      (3.29)%    to       (3.29)%
LEGG MASON CLEARBRIDGE
 AGGRESSIVE GROWTH FUND
 2013                           0.35%     to       1.25%        --      to         --       42.83%     to       44.11%
 2012                           0.35%     to       1.25%        --      to         --       17.06%     to       18.12%
 2011                           0.35%     to       1.25%        --      to         --        0.13%     to        1.06%
 2010                           0.35%     to       1.25%        --      to         --       22.38%     to       23.49%
 2009                           0.35%     to       1.25%        --      to         --       31.09%     to       32.22%
LEGG MASON PARTNERS
 CLEARBRIDGE FUNDAMENTAL
 VALUE FUND
 2013                           0.50%     to       1.25%      1.10%     to       2.11%      28.76%     to       29.73%
 2012                           0.50%     to       1.25%      1.14%     to       1.64%      12.94%     to       13.79%
 2011                           1.25%     to       1.25%      0.80%     to       0.80%      (8.00)%    to       (8.00)%
 2010                           1.25%     to       1.25%      1.80%     to       1.80%      14.36%     to       14.36%
 2009                           1.25%     to       1.25%      0.99%     to       0.99%      27.96%     to       27.96%
LEGG MASON CLEARBRIDGE MID
 CAP CORE FUND
 2013                           0.50%     to       1.25%        --      to         --       35.48%     to       36.50%
 2012                           0.50%     to       1.25%      0.40%     to       0.90%      16.75%     to       17.63%
 2011                           0.50%     to       1.25%        --      to         --       (4.86)%    to       (4.14)%
 2010                           0.50%     to       1.25%        --      to         --       20.55%     to       21.46%
 2009                           0.50%     to       1.25%        --      to         --       63.71%     to       64.72%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE SMALL
 CAP GROWTH FUND
 2013                                  67,409          $19.20      to          $20.72          $1,261,508
 2012                                  22,525           12.66      to           14.46             282,425
 2011                                  21,595           10.71      to           12.32             233,323
 2010                                  16,850           10.70      to           12.41             182,734
 2009                                   9,488            8.41      to            8.58              80,105
THORNBURG INTERNATIONAL VALUE
 FUND
 2013                                 352,531           20.25      to           21.51           5,052,069
 2012                                 434,430           17.79      to           18.66           5,285,503
 2011                                 429,502           15.61      to           16.17           4,465,034
 2010                                 358,135           18.22      to           18.64           4,249,515
 2009                                 230,711            7.39      to           16.21           2,265,560
THORNBURG VALUE FUND
 2013                                  69,493           25.88      to           27.03           1,223,799
 2012                                  66,744           18.76      to           19.42             866,048
 2011                                  69,867           17.14      to           17.58             821,740
 2010                                  80,193           20.05      to           20.51           1,071,680
 2009                                  55,085            8.33      to           18.58             551,456
THORNBURG CORE GROWTH FUND
 2013                                 109,109           30.59      to           31.94           1,726,083
 2012                                 102,369           21.72      to           22.48           1,145,660
 2011                                 104,262           18.11      to           18.57             958,397
 2010                                 105,462            7.86      to           10.00             943,874
 2009                                  99,359            7.19      to           16.66             802,669
TIMOTHY PLAN LARGE/MID CAP
 VALUE FUND
 2013                                  14,126           17.27      to           18.12             247,333
 2012                                   7,944           13.26      to           13.74             106,284
 2011                                   2,788           11.86      to           12.06              33,287
 2010                                     266           12.01      to           12.01               3,189
UBS DYNAMIC ALPHA FUND
 2013                                      71           17.12      to           17.12               1,209
 2012                                     228           16.39      to           16.39               3,732
 2011                                     228           14.56      to           14.56               3,316
T. ROWE PRICE GROWTH STOCK
 FUND
 2013                                 367,628           14.63      to           15.38           5,489,322
 2012                                 310,929           10.69      to           11.16           3,365,998
 2011                                 192,139            9.15      to            9.48           1,768,791
 2010                                 124,255            9.40      to            9.66           1,175,005
 2009                                  21,148            8.18      to            8.35             173,078
T. ROWE PRICE EQUITY-INCOME
 FUND
 2013                                 117,689           12.04      to           12.65           1,437,647
 2012                                 128,214            9.45      to            9.85           1,220,447
 2011                                 102,786            8.20      to            8.49             846,179
 2010                                  64,813            8.41      to            8.64             545,819
 2009                                  37,794            7.43      to            7.58             281,750

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE SMALL
 CAP GROWTH FUND
 2013                             --      to       1.25%        --      to         --       43.25%     to       45.05%
 2012                           0.35%     to       1.25%        --      to         --       17.42%     to       18.21%
 2011                           0.50%     to       1.25%        --      to         --       (0.72)%    to        0.08%
 2010                           0.50%     to       1.25%        --      to         --       23.68%     to       24.67%
 2009                           0.50%     to       1.25%        --      to         --       40.68%     to       41.73%
THORNBURG INTERNATIONAL VALUE
 FUND
 2013                             --      to       1.25%      0.82%     to       0.85%      13.87%     to       15.30%
 2012                             --      to       1.25%      0.93%     to       1.11%      13.47%     to       15.40%
 2011                             --      to       1.25%      0.86%     to       1.06%     (14.54)%    to      (13.26)%
 2010                             --      to       1.25%      0.03%     to       0.78%      12.39%     to       13.80%
 2009                           0.35%     to       1.25%      0.80%     to       0.96%      30.75%     to       62.10%
THORNBURG VALUE FUND
 2013                           0.35%     to       1.25%        --      to         --       37.95%     to       39.20%
 2012                           0.35%     to       1.25%        --      to         --        9.42%     to       10.41%
 2011                           0.35%     to       1.25%        --      to         --      (14.58)%    to      (13.73)%
 2010                             --      to       1.25%      0.01%     to       0.25%       7.90%     to        9.25%
 2009                           0.35%     to       1.25%      0.14%     to       1.65%      44.61%     to       85.85%
THORNBURG CORE GROWTH FUND
 2013                           0.35%     to       1.25%        --      to         --       40.82%     to       42.09%
 2012                           0.35%     to       1.25%        --      to         --       19.97%     to       21.05%
 2011                           0.35%     to       1.25%        --      to         --        0.03%     to        1.06%
 2010                           0.35%     to       1.25%        --      to         --        8.43%     to        9.41%
 2009                           0.35%     to       1.25%        --      to         --       44.88%     to       66.64%
TIMOTHY PLAN LARGE/MID CAP
 VALUE FUND
 2013                             --      to       1.25%      0.65%     to       0.73%      30.27%     to       31.90%
 2012                             --      to       1.25%      0.24%     to       0.44%      11.79%     to       13.19%
 2011                           0.35%     to       1.25%      0.38%     to       0.61%      (0.50)%    to        0.40%
 2010                           0.35%     to       0.35%      0.32%     to       0.32%      11.48%     to       11.48%
UBS DYNAMIC ALPHA FUND
 2013                           1.25%     to       1.25%      0.05%     to       0.05%       4.45%     to        4.45%
 2012                           1.25%     to       1.25%      1.75%     to       1.75%      12.57%     to       12.57%
 2011                           1.25%     to       1.25%        --      to         --       (2.85)%    to       (2.85)%
T. ROWE PRICE GROWTH STOCK
 FUND
 2013                           0.50%     to       1.25%        --      to         --       36.78%     to       37.81%
 2012                           0.50%     to       1.25%        --      to         --       16.87%     to       17.75%
 2011                           0.50%     to       1.25%        --      to         --       (2.68)%    to       (1.95)%
 2010                           0.50%     to       1.25%        --      to         --       14.90%     to       15.76%
 2009                           0.50%     to       1.25%        --      to         --       40.84%     to       41.90%
T. ROWE PRICE EQUITY-INCOME
 FUND
 2013                           0.50%     to       1.25%      1.21%     to       1.28%      27.47%     to       28.43%
 2012                           0.50%     to       1.25%      1.67%     to       1.74%      15.17%     to       16.04%
 2011                           0.50%     to       1.25%      1.33%     to       1.50%      (2.47)%    to       (1.73)%
 2010                           0.50%     to       1.25%      1.53%     to       1.67%      13.16%     to       14.01%
 2009                           0.50%     to       1.25%      1.66%     to       1.91%      23.49%     to       24.42%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2010
 FUND
 2013                                 125,027          $12.40      to          $13.31          $1,588,739
 2012                                 162,165           11.27      to           11.95           1,853,053
 2011                                 133,106           10.20      to           10.54           1,372,069
 2010                                 127,216           10.33      to           10.54           1,321,310
 2009                                  89,693            9.32      to            9.44             838,522
T. ROWE PRICE RETIREMENT 2020
 FUND
 2013                                 708,181           12.88      to           13.83           9,366,029
 2012                                 698,221           11.10      to           11.77           7,907,275
 2011                                 582,191            9.83      to           10.16           5,797,461
 2010                                 439,261           10.12      to           10.33           4,481,272
 2009                                 280,439            8.97      to            9.09           2,527,341
T. ROWE PRICE RETIREMENT 2030
 FUND
 2013                                 482,397           13.17      to           14.14           6,515,849
 2012                                 521,998           10.90      to           11.55           5,804,194
 2011                                 411,691            9.49      to            9.81           3,960,225
 2010                                 315,188            9.92      to           10.13           3,156,582
 2009                                 207,361            8.71      to            8.82           1,812,139
T. ROWE PRICE RETIREMENT 2040
 FUND
 2013                                 288,222           13.40      to           14.39           3,940,547
 2012                                 255,785           10.83      to           11.48           2,811,573
 2011                                 229,247            9.37      to            9.69           2,169,123
 2010                                 168,606            9.89      to           10.09           1,676,243
 2009                                 109,808            8.64      to            8.74             950,583
T. ROWE PRICE RETIREMENT 2050
 FUND
 2013                                 122,901           13.39      to           14.37           1,672,394
 2012                                 112,049           10.82      to           11.21           1,229,446
 2011                                  88,147            9.37      to            9.63             833,977
 2010                                  62,177            9.87      to           10.07             618,003
 2009                                  41,182            8.63      to            8.74             356,426
T. ROWE PRICE RETIREMENT
 INCOME FUND
 2013                                  35,971           12.21      to           13.10             447,408
 2012                                  38,171           11.37      to           12.05             439,370
 2011                                  22,499           10.51      to           10.87             238,003
 2010                                  16,232           10.55      to           10.77             172,030
 2009                                  15,495            9.75      to            9.88             151,225
UBS GLOBAL ALLOCATION FUND
 2013                                     171           10.63      to           12.00               1,858
 2012                                     139            9.68      to           11.01               1,393
 2011                                     112            8.66      to            9.92               1,017
 2010                                      62            9.43      to           10.89                 634
 2009                                      51            8.47      to            9.85                 484
VANGUARD SMALL-CAP INDEX FUND
 2013                                 312,633           10.37      to           10.37           3,241,496
 2012                                 130,229           14.46      to           14.46           1,883,683
 2011                                 114,421           12.25      to           12.25           1,402,048
 2010                                  91,993           12.61      to           12.61           1,159,749

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2010
 FUND
 2013                             --      to       1.25%      0.93%     to       1.52%       9.98%     to       11.36%
 2012                             --      to       1.25%      1.70%     to       2.02%      10.49%     to       11.88%
 2011                           0.35%     to       1.25%      1.76%     to       1.97%      (1.23)%    to       (0.33)%
 2010                           0.50%     to       1.25%      2.00%     to       2.95%      10.76%     to       11.59%
 2009                           0.50%     to       1.25%      3.51%     to       6.85%      25.78%     to       26.72%
T. ROWE PRICE RETIREMENT 2020
 FUND
 2013                             --      to       1.25%      0.89%     to       1.48%      16.03%     to       17.49%
 2012                             --      to       1.25%      1.38%     to       1.67%      13.02%     to       14.44%
 2011                           0.35%     to       1.25%      1.43%     to       1.59%      (2.93)%    to       (2.05)%
 2010                           0.50%     to       1.25%      1.57%     to       1.77%      12.79%     to       13.64%
 2009                           0.50%     to       1.25%      2.63%     to       5.67%      31.75%     to       32.74%
T. ROWE PRICE RETIREMENT 2030
 FUND
 2013                             --      to       1.25%      0.89%     to       1.03%      20.88%     to       22.40%
 2012                             --      to       1.25%      1.15%     to       1.51%      14.84%     to       16.29%
 2011                           0.35%     to       1.25%      1.07%     to       1.11%      (4.41)%    to       (3.54)%
 2010                           0.50%     to       1.25%      0.89%     to       1.36%      13.99%     to       14.85%
 2009                           0.50%     to       1.25%      2.06%     to       3.67%      35.72%     to       36.74%
T. ROWE PRICE RETIREMENT 2040
 FUND
 2013                             --      to       1.25%      0.67%     to       0.80%      23.75%     to       25.31%
 2012                             --      to       1.25%      0.94%     to       0.99%      15.55%     to       17.00%
 2011                           0.35%     to       1.25%      0.76%     to       0.90%      (5.18)%    to       (4.33)%
 2010                           0.50%     to       1.25%      0.97%     to       1.43%      14.48%     to       15.34%
 2009                           0.50%     to       1.25%      2.06%     to       2.50%      36.72%     to       37.75%
T. ROWE PRICE RETIREMENT 2050
 FUND
 2013                             --      to       1.25%      0.70%     to       2.21%      23.68%     to       25.23%
 2012                           0.50%     to       1.25%      0.97%     to       1.08%      15.53%     to       16.40%
 2011                           0.50%     to       1.25%      0.93%     to       1.10%      (5.10)%    to       (4.39)%
 2010                           0.50%     to       1.25%      0.60%     to       1.14%      14.37%     to       15.24%
 2009                           0.50%     to       1.25%      1.81%     to       3.66%      36.64%     to       37.67%
T. ROWE PRICE RETIREMENT
 INCOME FUND
 2013                             --      to       1.25%      1.08%     to       1.09%       7.34%     to        8.69%
 2012                             --      to       1.25%      1.25%     to       1.29%       8.16%     to        9.52%
 2011                           0.35%     to       1.25%      1.76%     to       2.07%      (0.39)%    to        0.51%
 2010                           0.50%     to       1.25%      2.01%     to       2.19%       8.21%     to        9.02%
 2009                           0.50%     to       1.25%      2.64%     to       3.41%      20.08%     to       20.98%
UBS GLOBAL ALLOCATION FUND
 2013                           0.50%     to       1.25%      1.28%     to       1.43%       8.93%     to        9.75%
 2012                           0.50%     to       1.25%      2.17%     to       2.75%      10.97%     to       11.81%
 2011                           0.50%     to       1.25%      4.54%     to       5.92%      (8.85)%    to       (8.16)%
 2010                           0.50%     to       1.25%      4.58%     to       5.47%      10.46%     to       11.29%
 2009                           0.50%     to       1.25%      1.12%     to      10.36%      33.61%     to       34.62%
VANGUARD SMALL-CAP INDEX FUND
 2013                             --      to         --       1.28%     to       1.28%       3.68%     to        3.68%
 2012                             --      to         --       1.90%     to       1.90%      18.04%     to       18.04%
 2011                             --      to         --       1.26%     to       1.26%      (2.80)%    to       (2.80)%
 2010                             --      to         --       1.75%     to       1.75%      27.72%     to       27.72%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND
 2013                                 110,786          $10.34      to          $10.34          $1,145,861
 2012                                  39,159           14.05      to           14.05             550,167
 2011                                  31,773           12.13      to           12.13             385,508
 2010                                  20,892           12.39      to           12.39             258,946
VANGUARD TOTAL BOND MARKET
 INDEX FUND
 2013                                  94,804            9.96      to            9.96             944,400
 2012                                  54,358           11.90      to           11.90             647,089
 2011                                  43,524           11.44      to           11.44             498,010
 2010                                  23,268           10.64      to           10.64             247,468
VANGUARD TOTAL STOCK MARKET
 INDEX FUND
 2013                                  89,958           10.34      to           10.34             929,931
 2012                                  25,714           13.60      to           13.60             349,826
 2011                                  22,508           11.70      to           11.70             263,403
 2010                                   6,888           11.59      to           11.59              79,845
VICTORY DIVERSIFIED STOCK
 FUND
 2013                                  81,969           17.62      to           21.82           1,412,792
 2012                                  95,417           13.27      to           16.65           1,245,321
 2011                                 102,190           11.54      to           14.46           1,143,146
 2010                                  59,438           12.51      to           15.61             697,965
 2009                                  40,899           11.23      to           13.98             459,566
VICTORY SPECIAL VALUE FUND
 2013                                 158,694           14.89      to           20.95           2,209,131
 2012                                 172,654           11.54      to           16.03           1,852,184
 2011                                 207,678           10.60      to           14.55           2,096,168
 2010                                 184,743           12.01      to           16.29           2,052,030
 2009                                 160,307           10.11      to           13.55           1,588,935
VICTORY SMALL COMPANY
 OPPORTUNITY FUND
 2013                                 190,368           16.28      to           17.47           3,228,548
 2012                                 182,955           12.40      to           13.15           2,346,609
 2011                                 138,592           11.19      to           11.72           1,584,083
 2010                                  95,025           11.21      to           11.43           1,078,614
 2009                                  42,588            9.34      to            9.45             400,441
VICTORY ESTABLISHED VALUE
 FUND
 2013                                  30,976           29.54      to           31.37             956,423
 2012                                  26,542           22.25      to           23.34             612,874
 2011                                  24,245           20.09      to           20.81             497,590
 2010                                  14,506           20.32      to           20.79             299,426
 2009                                      55           16.95      to           16.95                 933
INVESCO SMALL CAP DISCOVERY
 FUND
 2013                                 134,951           15.90      to           17.13           2,164,040
 2012                                 137,247           11.63      to           12.64           1,617,978
 2011                                 123,675            9.99      to           10.96           1,261,904
 2010                                 107,108           10.38      to           11.49           1,151,016
 2009                                 121,166            8.32      to            9.39           1,050,699

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND
 2013                             --      to         --       1.14%     to       1.14%       3.43%     to        3.43%
 2012                             --      to         --       1.46%     to       1.46%      15.80%     to       15.80%
 2011                             --      to         --       1.32%     to       1.32%      (2.11)%    to       (2.11)%
 2010                             --      to         --       1.97%     to       1.97%      25.46%     to       25.46%
VANGUARD TOTAL BOND MARKET
 INDEX FUND
 2013                             --      to         --       0.07%     to       0.07%      (0.38)%    to       (0.38)%
 2012                             --      to         --       2.54%     to       2.54%       4.04%     to        4.04%
 2011                             --      to         --       3.12%     to       3.12%       7.58%     to        7.58%
 2010                             --      to         --       3.26%     to       3.26%       6.44%     to        6.44%
VANGUARD TOTAL STOCK MARKET
 INDEX FUND
 2013                             --      to         --         --      to         --        3.37%     to        3.37%
 2012                             --      to         --       2.11%     to       2.11%      16.25%     to       16.25%
 2011                             --      to         --       1.86%     to       1.86%       0.96%     to        0.96%
 2010                             --      to         --       2.10%     to       2.10%      17.09%     to       17.09%
VICTORY DIVERSIFIED STOCK
 FUND
 2013                             --      to       1.25%      0.81%     to       0.82%      31.05%     to       32.79%
 2012                             --      to       1.25%      1.10%     to       1.15%      15.00%     to       15.15%
 2011                             --      to       1.25%      0.83%     to       0.86%      (7.73)%    to       (6.57)%
 2010                             --      to       1.25%      0.35%     to       0.98%      11.35%     to       11.66%
 2009                             --      to       1.25%      0.92%     to       0.94%      25.08%     to       25.49%
VICTORY SPECIAL VALUE FUND
 2013                             --      to       1.25%        --      to         --       29.07%     to       30.69%
 2012                             --      to       1.25%        --      to         --        8.80%     to       10.17%
 2011                             --      to       1.25%      0.06%     to       0.06%     (11.74)%    to      (10.63)%
 2010                             --      to       1.25%      0.09%     to       0.09%      18.83%     to       20.22%
 2009                             --      to       1.25%      0.28%     to       0.28%      30.94%     to       32.20%
VICTORY SMALL COMPANY
 OPPORTUNITY FUND
 2013                             --      to       1.25%      0.02%     to       0.03%      31.26%     to       32.91%
 2012                             --      to       1.25%      0.45%     to       0.76%      10.77%     to       12.16%
 2011                             --      to       1.25%      0.21%     to       0.21%      (0.10)%    to        1.16%
 2010                           0.50%     to       1.25%      0.29%     to       0.40%      20.02%     to       20.92%
 2009                           0.50%     to       1.25%      0.06%     to       0.08%      31.22%     to       32.21%
VICTORY ESTABLISHED VALUE
 FUND
 2013                             --      to       1.25%      0.51%     to       0.56%      32.76%     to       34.43%
 2012                             --      to       1.25%      0.75%     to       0.97%      10.73%     to       12.12%
 2011                             --      to       1.25%      0.66%     to       0.74%      (1.14)%    to        0.10%
 2010                             --      to       1.25%      0.39%     to       0.93%      19.90%     to       21.41%
 2009                           1.25%     to       1.25%      0.55%     to       0.55%      69.51%     to       69.51%
INVESCO SMALL CAP DISCOVERY
 FUND
 2013                           0.35%     to       1.25%        --      to         --       35.57%     to       36.79%
 2012                           0.35%     to       1.25%        --      to         --       15.32%     to       16.36%
 2011                           0.35%     to       1.25%        --      to         --       (4.58)%    to       (3.72)%
 2010                           0.35%     to       1.25%        --      to         --       22.37%     to       23.48%
 2009                             --      to       1.25%        --      to         --       16.15%     to       17.61%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO COMSTOCK FUND
 2013                                 297,320          $18.01      to          $23.77          $6,046,760
 2012                                 321,005           13.49      to           17.81           4,936,302
 2011                                 326,258           11.48      to           15.21           4,341,080
 2010                                 336,392           11.86      to           13.30           4,679,681
 2009                                 310,466           10.39      to           11.50           3,878,555
INVESCO EQUITY AND INCOME
 FUND
 2013                                 990,929           19.75      to           22.91          17,908,255
 2012                               1,156,059           16.00      to           18.33          17,276,857
 2011                               1,228,879           14.35      to           16.24          16,346,661
 2010                               1,217,985           14.71      to           16.44          16,739,124
 2009                               1,649,171            7.79      to           13.26          21,263,958
INVESCO GROWTH AND INCOME
 FUND
 2013                                 294,520           13.39      to           15.14           4,113,771
 2012                                 288,978           10.01      to           11.45           3,028,987
 2011                                 264,776            8.73      to           10.12           2,420,082
 2010                                 262,247            8.92      to           10.47           2,444,417
 2009                                  78,802            7.81      to            9.41             694,087
INVESCO MID CAP GROWTH FUND
 2013                                  74,009           15.44      to           17.77           1,226,502
 2012                                  70,193           11.65      to           13.13             876,675
 2011                                  64,552           10.42      to           11.90             729,663
 2010                                  53,504           11.46      to           13.25             673,723
 2009                                  28,792            8.89      to           10.54             302,118
INVESCO U.S. MORTGAGE FUND
 2013                                      21           12.00      to           12.00                 254
 2012                                      46           12.08      to           12.82                 571
 2011                                      30           11.67      to           12.21                 354
 2010                                      30           11.23      to           11.51                 339
 2009                                      62           11.05      to           11.05                 686
INVESCO SMALL CAP VALUE FUND
 2013                                  37,897           35.64      to           37.86           1,396,531
 2012                                  31,853           25.02      to           26.24             822,081
 2011                                  34,166           20.68      to           21.42             724,490
 2010                                  20,536           22.81      to           23.33             476,998
 2009                                   1,698           17.83      to           17.90              30,376
INVESCO AMERICAN VALUE FUND
 2013                                  15,097           33.27      to           35.34             528,339
 2012                                   2,748           25.13      to           26.36              70,486
 2011                                   1,201           21.75      to           21.75              26,120
 2010                                     711           21.89      to           21.89              15,564
 2009                                     106           18.19      to           18.19               1,920
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO
 2013                                   7,130           18.31      to           18.81             132,317
 2012                                   6,697           12.92      to           13.17              87,383
 2011                                   5,655           11.98      to           12.08              68,135
 2010                                   5,771           12.22      to           12.25              70,653

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO COMSTOCK FUND
 2013                             --      to       1.25%      1.29%     to       1.32%      33.46%     to       33.56%
 2012                             --      to       1.25%      1.56%     to       1.63%      17.09%     to       17.42%
 2011                             --      to       1.25%      1.28%     to       1.45%      (3.19)%    to       (1.97)%
 2010                             --      to       1.25%      1.43%     to       1.51%      14.17%     to       15.60%
 2009                             --      to       1.25%      0.23%     to       1.50%      27.84%     to       29.45%
INVESCO EQUITY AND INCOME
 FUND
 2013                             --      to       1.25%      1.92%     to       2.14%      23.41%     to       24.96%
 2012                             --      to       1.25%      2.20%     to       2.24%      11.48%     to       12.88%
 2011                             --      to       1.25%      1.89%     to       1.96%      (2.46)%    to       (1.23)%
 2010                             --      to       1.25%      1.78%     to       1.92%      11.00%     to       12.39%
 2009                             --      to       1.25%      2.16%     to       2.19%      20.78%     to       21.98%
INVESCO GROWTH AND INCOME
 FUND
 2013                             --      to       1.25%      1.31%     to       1.32%      32.18%     to       33.84%
 2012                             --      to       1.25%      1.58%     to       1.65%      13.15%     to       14.58%
 2011                             --      to       1.25%      1.29%     to       1.31%      (3.30)%    to       (2.09)%
 2010                             --      to       1.25%      0.55%     to       1.29%      11.25%     to       12.65%
 2009                           0.50%     to       1.25%      1.52%     to       1.53%      22.72%     to       23.64%
INVESCO MID CAP GROWTH FUND
 2013                           0.50%     to       1.25%        --      to         --       35.31%     to       36.33%
 2012                             --      to       1.25%        --      to         --       10.38%     to       11.77%
 2011                             --      to       1.25%        --      to         --      (10.23)%    to       (9.10)%
 2010                             --      to       1.25%        --      to         --       25.76%     to       27.34%
 2009                           0.50%     to       1.25%        --      to         --       57.33%     to       58.51%
INVESCO U.S. MORTGAGE FUND
 2013                           0.75%     to       0.75%      3.31%     to       3.31%      (2.24)%    to       (2.24)%
 2012                           0.65%     to       1.05%      1.61%     to       4.19%       3.45%     to        3.87%
 2011                           0.85%     to       1.05%      4.31%     to       5.09%       3.97%     to        4.18%
 2010                           1.05%     to       1.25%      0.06%     to       3.23%       4.11%     to        4.32%
 2009                           1.25%     to       1.25%      2.67%     to       2.67%       5.87%     to        5.87%
INVESCO SMALL CAP VALUE FUND
 2013                             --      to       1.25%        --      to         --       42.47%     to       44.26%
 2012                             --      to       1.25%        --      to         --       20.98%     to       22.50%
 2011                             --      to       1.25%        --      to         --       (9.34)%    to       (8.20)%
 2010                             --      to       1.25%        --      to         --       27.92%     to       29.53%
 2009                           0.75%     to       1.25%      0.06%     to       0.10%      78.31%     to       79.04%
INVESCO AMERICAN VALUE FUND
 2013                             --      to       1.25%      0.33%     to       0.40%      32.38%     to       34.04%
 2012                             --      to       1.25%      0.45%     to       0.50%      15.56%     to       17.02%
 2011                           1.25%     to       1.25%      0.32%     to       0.32%      (0.65)%    to       (0.65)%
 2010                           1.25%     to       1.25%      0.27%     to       0.27%      20.35%     to       20.35%
 2009                           1.25%     to       1.25%      0.78%     to       0.78%      81.90%     to       81.90%
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO
 2013                           0.50%     to       1.25%        --      to         --       41.71%     to       42.77%
 2012                           0.50%     to       1.25%        --      to         --        7.83%     to        8.64%
 2011                           0.75%     to       1.25%        --      to         --       (1.97)%    to       (1.47)%
 2010                           0.85%     to       1.25%        --      to         --       19.88%     to       20.16%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VALUE OPPORTUNITIES
 FUND
 2013                                  48,399          $13.90      to          $14.25            $689,280
 2012                                  51,188           10.62      to           10.79             552,149
 2011                                  67,682            9.14      to            9.20             622,634
INVESCO DIVERSIFIED DIVIDEND
 FUND
 2013                                  30,730           13.97      to           14.26             436,896
 2012                                  46,573           10.97      to           11.11             515,850
 2011                                  35,796            9.48      to            9.53             340,556
INVESCO AMERICAN FRANCHISE
 FUND+
 2013                                  50,867           13.63      to           13.91             704,780
 2012                                   7,150            9.88      to           10.01              70,823
 2011                                   4,975            8.84      to            8.87              44,007
INVESCO GLOBAL CORE EQUITY
 FUND
 2013                                   2,137           11.40      to           11.63              24,422
 2012                                   1,618            9.44      to            9.54              15,295
 2011                                   2,553            8.44      to            8.46              21,576
VANGUARD 500 INDEX FUND
 2013                                 232,163           10.31      to           10.31           2,394,725
 2012                                  96,845           13.44      to           13.44           1,301,535
 2011                                  78,493           11.60      to           11.60             910,765
 2010                                  56,310           11.38      to           11.38             640,778
WELLS FARGO ADVANTAGE
 INTERNATIONAL EQUITY FUND
 2013                                   4,363           11.71      to           12.25              53,428
 2012                                   4,760            7.77      to            9.85              46,627
 2011                                   4,243            6.87      to            8.77              36,599
WELLS FARGO ADVANTAGE CORE
 BOND FUND
 2013                                  10,547           10.89      to           11.13             116,675
 2012                                  10,519           11.29      to           11.46             119,961
 2011                                  11,012           10.77      to           10.87             119,404
 2010                                   4,661           10.08      to           10.10              47,041
COLUMBIA SELIGMAN
 COMMUNICATIONS AND
 INFORMATION FUND
 2013                                  27,837           14.45      to           18.75             414,337
 2012                                  30,176           11.76      to           15.40             365,804
 2011                                  27,966           10.98      to           14.51             331,701
 2010                                  23,577           11.59      to           15.44             290,328
 2009                                   4,073           10.08      to           13.56              44,139
COLUMBIA SELIGMAN GLOBAL
 TECHNOLOGY FUND
 2013                                   7,008           14.22      to           15.10             101,948
 2012                                   6,614           11.39      to           11.89              76,349
 2011                                   9,848           10.71      to           11.09             105,620
 2010                                   8,209           11.66      to           11.92              95,713
 2009                                   3,240           10.24      to           10.40              33,268
TIAA-CREF LARGE CAP VALUE
 INDEX FUND
 2013                                     112           14.56      to           14.78               1,632
TIAA-CREF LARGE CAP GROWTH
 FUND
 2013                                   3,005           14.49      to           14.70              44,046
 2012                                   2,224           11.07      to           11.09              24,675

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VALUE OPPORTUNITIES
 FUND
 2013                           0.35%     to       1.25%      1.01%     to       1.10%      30.86%     to       32.05%
 2012                           0.35%     to       1.25%      0.90%     to       1.04%      16.22%     to       17.27%
 2011                           0.35%     to       1.25%      0.01%     to       0.01%      (8.59)%    to       (8.00)%
INVESCO DIVERSIFIED DIVIDEND
 FUND
 2013                           0.50%     to       1.25%      1.58%     to       1.62%      27.35%     to       28.31%
 2012                           0.50%     to       1.25%      1.80%     to       1.95%      15.76%     to       16.63%
 2011                           0.50%     to       1.25%      1.33%     to       1.34%      (5.22)%    to       (4.71)%
INVESCO AMERICAN FRANCHISE
 FUND+
 2013                           0.50%     to       1.25%      0.12%     to       0.20%      37.99%     to       39.02%
 2012                           0.50%     to       1.25%      0.02%     to       0.03%      11.79%     to       12.63%
 2011                           0.75%     to       1.25%        --      to         --      (11.62)%    to      (11.30)%
INVESCO GLOBAL CORE EQUITY
 FUND
 2013                           0.50%     to       1.25%      1.65%     to       1.96%      20.76%     to       21.67%
 2012                           0.65%     to       1.25%      2.01%     to       2.20%      11.81%     to       12.49%
 2011                           0.85%     to       1.25%      1.01%     to       1.04%     (15.59)%    to      (15.35)%
VANGUARD 500 INDEX FUND
 2013                             --      to         --       0.53%     to       0.53%       3.15%     to        3.15%
 2012                             --      to         --       2.19%     to       2.19%      15.82%     to       15.82%
 2011                             --      to         --       2.02%     to       2.02%       1.97%     to        1.97%
 2010                             --      to         --       2.16%     to       2.16%      14.91%     to       14.91%
WELLS FARGO ADVANTAGE
 INTERNATIONAL EQUITY FUND
 2013                           0.65%     to       1.25%      0.30%     to       2.56%      18.88%     to       19.59%
 2012                           0.50%     to       1.25%      2.81%     to       3.21%      12.28%     to       13.13%
 2011                           0.50%     to       1.25%      1.99%     to       2.43%     (14.84)%    to      (14.20)%
WELLS FARGO ADVANTAGE CORE
 BOND FUND
 2013                           0.65%     to       1.25%      1.44%     to       1.48%      (3.49)%    to       (2.91)%
 2012                           0.65%     to       1.25%      1.57%     to       1.59%       4.82%     to        5.45%
 2011                           0.65%     to       1.25%      1.25%     to       2.29%       6.86%     to        7.50%
 2010                           0.75%     to       1.25%      0.13%     to       1.15%       0.90%     to        1.14%
COLUMBIA SELIGMAN
 COMMUNICATIONS AND
 INFORMATION FUND
 2013                           0.35%     to       1.25%        --      to         --       21.79%     to       22.89%
 2012                           0.35%     to       1.25%        --      to         --        6.13%     to        7.09%
 2011                           0.35%     to       1.25%        --      to         --       (6.04)%    to       (5.19)%
 2010                           0.35%     to       1.25%        --      to         --       13.86%     to       14.89%
 2009                           0.35%     to       1.25%        --      to         --       57.94%     to       59.36%
COLUMBIA SELIGMAN GLOBAL
 TECHNOLOGY FUND
 2013                           0.35%     to       1.25%        --      to         --       24.82%     to       25.94%
 2012                           0.50%     to       1.25%        --      to         --        6.40%     to        7.20%
 2011                           0.50%     to       1.25%        --      to         --       (8.20)%    to       (7.51)%
 2010                           0.65%     to       1.25%      0.84%     to       0.91%      13.94%     to       14.63%
 2009                           0.65%     to       1.25%        --      to         --       61.93%     to       62.90%
TIAA-CREF LARGE CAP VALUE
 INDEX FUND
 2013                           0.50%     to       1.25%      2.09%     to       3.23%      30.39%     to       31.37%
TIAA-CREF LARGE CAP GROWTH
 FUND
 2013                           0.50%     to       1.25%      1.25%     to       2.00%      31.38%     to       32.37%
 2012                           0.65%     to       0.85%        --      to       1.55%      10.70%     to       10.92%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
 2013                                   2,573          $14.66      to          $14.82             $38,076
 2012                                   2,209           11.17      to           11.17              24,664
AMERICAN CENTURY HERITAGE
 FUND +
 2013                                  58,434           10.25      to           24.47             599,075
LEGG MASON PARTNERS
 CLEARBRIDGE SMALL CAP VALUE
 FUND
 2013                                     775           15.01      to           15.71              11,700
 2012                                   3,026           11.32      to           11.78              34,988
 2011                                   3,099            9.94      to           10.28              31,473
 2010                                   3,191           10.84      to           11.04              34,944
 2009                                   3,199            8.79      to            8.98              28,336
LIFE POINTS BALANCED STRATEGY
 FUND
 2013                                  11,839           19.70      to           20.58             233,771
 2012                                  10,296           17.78      to           18.30             183,278
 2011                                   7,368           16.03      to           16.38             118,217
 2010                                   3,021           16.69      to           16.92              50,633
LIFE POINTS CONSERVATIVE
 STRATEGY FUND
 2013                                     815           15.19      to           15.87              12,383
 2012                                     733           14.95      to           14.95              10,958
 2011                                     497           13.96      to           13.96               6,935
 2010                                   2,250           13.87      to           14.06              31,597
LIFE POINTS GROWTH STRATEGY
 FUND
 2013                                  19,318           21.71      to           21.92             422,324
 2012                                   5,498           18.90      to           18.90             103,902
 2011                                   4,297           16.85      to           16.85              72,429
 2010                                   2,563           18.03      to           18.03              46,212
 2009                                      48           16.00      to           16.00                 767
LIFE POINTS MODERATE STRATEGY
 FUND
 2013                                  15,517           17.41      to           17.58             272,554
 2012                                   3,896           16.55      to           16.55              64,498
 2011                                   3,449           15.17      to           15.17              52,327
 2010                                   2,913           15.37      to           15.37              44,767
 2009                                     346           13.87      to           13.87               4,804

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TIAA-CREF EQUITY INDEX FUND
 2013                           0.50%     to       1.05%      1.59%     to       2.19%      31.76%     to       32.48%
 2012                           0.65%     to       0.65%        --      to         --       11.67%     to       11.67%
AMERICAN CENTURY HERITAGE
 FUND +
 2013                             --      to       1.25%        --      to         --      (11.34)%    to        2.45%
LEGG MASON PARTNERS
 CLEARBRIDGE SMALL CAP VALUE
 FUND
 2013                           0.65%     to       1.25%        --      to         --       32.59%     to       33.39%
 2012                           0.65%     to       1.25%        --      to         --       13.86%     to       14.54%
 2011                           0.65%     to       1.25%        --      to         --       (8.28)%    to       (7.73)%
 2010                           0.85%     to       1.25%        --      to         --       23.38%     to       23.88%
 2009                           0.65%     to       1.25%        --      to         --       31.22%     to       32.01%
LIFE POINTS BALANCED STRATEGY
 FUND
 2013                           0.35%     to       1.25%      1.90%     to       2.03%      10.79%     to       11.79%
 2012                           0.50%     to       1.25%      2.88%     to       3.11%      10.92%     to       11.75%
 2011                           0.50%     to       1.25%      0.68%     to       3.10%      (3.95)%    to       (3.23)%
 2010                           0.50%     to       1.25%      2.28%     to       5.06%      11.98%     to       12.82%
LIFE POINTS CONSERVATIVE
 STRATEGY FUND
 2013                           0.35%     to       1.25%      1.34%     to       1.35%       1.59%     to        2.50%
 2012                           1.25%     to       1.25%      3.49%     to       3.49%       7.09%     to        7.09%
 2011                           1.25%     to       1.25%      2.86%     to       2.86%       0.66%     to        0.66%
 2010                           0.50%     to       1.25%      4.12%     to       5.94%       8.78%     to        9.59%
LIFE POINTS GROWTH STRATEGY
 FUND
 2013                           1.05%     to       1.25%      1.80%     to       1.98%      14.86%     to       15.09%
 2012                           1.25%     to       1.25%      2.05%     to       2.05%      12.14%     to       12.14%
 2011                           1.25%     to       1.25%      1.88%     to       1.88%      (6.51)%    to       (6.51)%
 2010                           1.25%     to       1.25%      4.90%     to       4.90%      12.69%     to       12.69%
 2009                           1.25%     to       1.25%      4.25%     to       4.25%      59.98%     to       59.98%
LIFE POINTS MODERATE STRATEGY
 FUND
 2013                           1.05%     to       1.25%      0.99%     to       1.28%       5.15%     to        5.36%
 2012                           1.25%     to       1.25%      3.06%     to       3.06%       9.11%     to        9.11%
 2011                           1.25%     to       1.25%      2.40%     to       2.40%      (1.28)%    to       (1.28)%
 2010                           1.25%     to       1.25%      6.47%     to       6.47%      10.84%     to       10.84%
 2009                           1.25%     to       1.25%      5.88%     to       5.88%      38.65%     to       38.65%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    + See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013and 2012, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 28, 2014 (except for Note 20, as to which the date is April 25, 2014)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
Fee income and other                   $1,462         $2,956         $3,183
Earned premiums                           184             93            244
Net investment income (loss):
 Securities available-for-sale and
  other                                 1,681          2,535          2,572
 Equity securities, trading                 2              1             --
                                     --------       --------       --------
Total net investment income             1,683          2,536          2,572
Net realized capital gains
 (losses):
 Total other-than-temporary
  impairment ("OTTI") losses              (54)          (293)          (196)
 OTTI losses recognized in other
  comprehensive income                      9             38             71
                                     --------       --------       --------
 Net OTTI losses recognized in
  earnings                                (45)          (255)          (125)
 Net realized capital gains on
  business dispositions                 1,561             --             --
 Net realized capital gains
  (losses), excluding net OTTI
  losses recognized in earnings        (1,190)        (1,226)            48
                                     --------       --------       --------
Total net realized capital gains
 (losses)                                 326         (1,481)           (77)
                                     --------       --------       --------
                     TOTAL REVENUES     3,655          4,104          5,922
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment
 expenses                               1,758          2,900          3,108
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            324            427
Insurance operating costs and other
 expenses                                (401)           268          2,507
Reinsurance loss on disposition,
 including reduction in goodwill of
 $250 and $61,
 respectively                           1,491             61             --
Dividends to policyholders                 18             20             17
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,094          3,573          6,059
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       561            531           (137)
Income tax expense (benefit)               49             36           (323)
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       512            495            186
Income (loss) from discontinued
 operations, net of tax                   (41)            61             58
                                     --------       --------       --------
                         NET INCOME       471            556            244
Net income attributable to the
 noncontrolling interest                    6              2             --
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $465           $554           $244
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                  DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
Net income                               $471           $556           $244
                                     --------       --------       --------
Other comprehensive income (loss):
 Change in net unrealized gain/loss
  on securities                        (1,257)         1,120          1,174
 Change in net gain/loss on
  cash-flow hedging instruments          (179)          (110)           103
 Change in foreign currency
  translation adjustments                  23             24             (2)
                                     --------       --------       --------
 Total other comprehensive
  income/(loss)                        (1,413)         1,034          1,275
                                     --------       --------       --------
  Total comprehensive income/(loss)      (942)         1,590          1,519
  Less: Comprehensive income
   attributable to noncontrolling
   interest                                 6              2             --
                                     --------       --------       --------
  TOTAL COMPREHENSIVE INCOME/(LOSS)
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY     $(948)        $1,588         $1,519
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2013              2012
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair          $28,163           $49,404
 value (amortized cost of $27,188 and $45,753)
 (includes variable interest entity assets, at
 fair value, of $12 and $89)
Fixed maturities, at fair value using the fair             791             1,010
 value option (includes variable interest entity
 assets, at fair value, of $131 and $132)
Equity securities, trading, at fair value (cost             12             1,847
 of $10 and $1,614)
Equity securities, available for sale, at fair             372               400
 value (cost of $362 and $408)
Mortgage loans (net of allowances for loan losses        3,470             4,935
 of $12 and $14)
Policy loans, at outstanding balance                     1,416             1,951
Limited partnership and other alternative                1,329             1,372
 investments (includes variable interest entity
 assets of $4 and $6)
Other investments                                          270               582
Short-term investments (includes variable                1,952             2,354
 interest entity assets, at fair value, of $3 as
 of December 31, 2013)
                                                   -----------       -----------
Total investments                                       37,775            63,855
Cash                                                       446             1,342
Premiums receivable and agents' balances                    33                58
Reinsurance recoverables                                19,794             2,893
Deferred policy acquisition costs and present              689             3,072
 value of future profits
Deferred income taxes, net                               2,110             1,557
Goodwill                                                    --               250
Other assets                                               994             1,306
Separate account assets                                140,874           141,558
                                                   -----------       -----------
                                     TOTAL ASSETS     $202,715          $215,891
                                                   -----------       -----------
LIABILITIES
Reserve for future policy benefits and unpaid          $12,874           $11,916
 losses and loss adjustment expenses
Other policyholder funds and benefits payable           36,856            40,501
Other policyholder funds and benefits payable --            --             1,837
 international unit-linked bonds and pension
 products
Consumer notes                                              84               161
Other liabilities (includes variable interest            3,788             9,535
 entity liabilities of $35 and $111)
Separate account liabilities                           140,874           141,558
                                                   -----------       -----------
                                TOTAL LIABILITIES      194,476           205,508
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 1,000 shares authorized, issued              6                 6
 and outstanding, par value $5,690
Additional paid-in capital                               6,959             8,155
Accumulated other comprehensive income, net of             574             1,987
 tax
Retained earnings                                          700               235
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        8,239            10,383
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $202,715          $215,891
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                ACCUMULATED
                                                           ADDITIONAL              OTHER
                                          COMMON             PAID-IN           COMPREHENSIVE
                                           STOCK             CAPITAL           INCOME (LOSS)
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 6              $ 8,155              $ 1,987
Capital contributions to parent              --               (1,196)
Dividends declared                           --
Net income                                   --
Change in noncontrolling interest
ownership                                    --
Total other comprehensive income             --                                    (1,413)
                                            ---                                   -------
            BALANCE, DECEMBER 31, 2013       $6               $6,959                 $574
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2011                  $ 6              $ 8,271                $ 953
Capital contributions to parent              --                 (116)                  --
Net income                                   --                   --                   --
Change in noncontrolling interest            --                   --                   --
 ownership
Total other comprehensive income             --                   --                1,034
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2012       $6               $8,155               $1,987
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2010                  $ 6              $ 8,265               $ (322)
Capital contributions from parent            --                    6                   --
Dividends declared                           --                   --                   --
Net income                                   --                   --                   --
Total other comprehensive income             --                   --                1,275
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2011       $6               $8,271                 $953
                                            ---              -------              -------


                                          RETAINED                                         TOTAL
                                          EARNINGS            NON-CONTROLLING          STOCKHOLDER'S
                                          (DEFICIT)              INTEREST                  EQUITY
                                                                (IN MILLIONS)
--------------------------------------  --------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 235                   $ --                  $ 10,383
Capital contributions to parent                                                            (1,196)
Dividends declared                             --                                              --
Net income                                    465                      6                      471
Change in noncontrolling interest
ownership                                                             (6)                      (6)
Total other comprehensive income                                                           (1,413)
                                                                                          -------
            BALANCE, DECEMBER 31, 2013       $700                   $ --                   $8,239
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2011                  $ (319)                 $ --                  $ 8,911
Capital contributions to parent                --                     --                     (116)
Net income                                    554                      2                      556
Change in noncontrolling interest              --                     (2)                      (2)
 ownership
Total other comprehensive income               --                     --                    1,034
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2012       $235                   $ --                  $10,383
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2010                  $ (562)                 $ --                  $ 7,387
Capital contributions from parent              --                     --                        6
Dividends declared                             (1)                    --                       (1)
Net income                                    244                     --                      244
Total other comprehensive income               --                     --                    1,275
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2011      $(319)                  $ --                   $8,911
                                            -----                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                471           $556           $244
ADJUSTMENTS TO RECONCILE NET
 INCOME(LOSS) TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            359            474
Additions to deferred policy
 acquisition costs and present
 value of future profits                  (16)          (329)          (381)
Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     230            (44)           252
 Reinsurance recoverables                (795)           (47)            57
 Receivables and other assets             (80)           158              9
 Payables and accruals                 (1,532)        (1,035)         2,402
 Accrued and deferred income taxes        589            392           (125)
Net realized capital (gains) losses      (678)         1,413              1
Net receipts (disbursements) from
 investment contracts related to
 policyholder funds --
 international unit-linked bonds
 and pension products                  (1,833)           (92)          (323)
Net (increase) decrease in equity
 securities, trading                    1,835            120            312
Goodwill Impairment                        --            149             --
Reinsurance loss on disposition         1,491             61             --
Depreciation and amortization              53            164            194
Other, net                               (328)           202           (108)
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES      (365)         2,027          3,008
INVESTING ACTIVITIES
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                   19,206         23,759         19,801
 Fixed maturities, fair value
  option                                  322            283             37
 Equity securities,
  available-for-sale                       81            133            147
 Mortgage loans                           355            306            332
 Partnerships                             127            110            128
Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (14,532)       (23,949)       (20,517)
 Fixed maturities, fair value
  option                                 (134)          (182)          (661)
 Equity securities,
  available-for-sale                      (79)           (97)          (230)
 Mortgage loans                          (177)        (1,056)        (1,246)
 Partnerships                             (99)          (417)          (436)
Proceeds from business sold               745             58             --
Change in derivatives, net             (1,900)        (2,275)           938
Change in policy loans, net                (7)             1            176
Change in short-term investments,
 net                                      363          1,404           (598)
Change in all other, net                  (20)            --              1
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     4,251         (1,922)        (2,128)
FINANCING ACTIVITIES
Deposits and other additions to
 investment and universal life-type
 contracts                              5,943         10,004         12,124
Withdrawals and other deductions
 from investment and universal
 life-type contracts                  (24,473)       (24,608)       (22,720)
Net transfers from (to) separate
 accounts related to investment and
 universal life-type contracts         16,978         13,196         10,439
Net (decrease) increase in
 securities loaned or sold under
 agreements to repurchase              (1,615)         1,615             --
Capital contributions (to) from
 parent                                (1,200)            --             --
Fee to recapture affiliate
 reinsurance                             (347)            --             --
Net repayments at maturity or
 settlement of consumer notes             (77)          (153)           (68)
                                     --------       --------       --------
    NET CASH (USED FOR) PROVIDED BY
               FINANCING ACTIVITIES    (4,791)            54           (225)
Foreign exchange rate effect on
 cash                                       9             --             (3)
Net increase (decrease) in cash          (896)           159            652
Cash -- beginning of year               1,342          1,183            531
                                     --------       --------       --------
CASH -- END OF YEAR                      $446         $1,342         $1,183
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Net cash paid (received) during the
 year for income taxes                   (181)          (395)          (105)
Noncash return of capital                  (4)          (126)            --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
Conversion of fixed maturities,
 available-for-sale to equity
 securities, available-for-sale            --             43             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). On December 12, 2013, the Company completed the sale of the U.K variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary. As a result of this transaction, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements. For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill , Note 13 -- Transactions with Affiliates, and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 12). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses following the sale of the Retirement Plans and Individual Life businesses in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see
Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 5% and 2% of the total life insurance policies as of December 31, 2013, 2012, and 2011, respectively. Dividends to policyholders were $18, $20 and $17 for the years ended December 31, 2013, 2012, and 2011, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. The equity investments associated with the variable annuity products are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. Recognition of income related to limited partnerships and other alternative investment is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2013, 2012 and 2011 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, available-for-sale, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2013, 2012 and 2011.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivatives, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in
Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset, which includes the present value of future profits, related to most universal life-type contracts (primarily variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

The Company has classified its fixed and variable annuities and universal life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2.  BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 in the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company will continue to sell retirement plans during a transition period of 18-24 months and MassMutual will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Retirement Plans total revenue was $706 and $766, respectively and net income (loss) was $(39) and $3, respectively.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. In 2012, the Company recognized a reinsurance loss on business disposition of $61, pre-tax, which included a goodwill impairment of the same amount. For further information regarding the goodwill impairment, see
Note 7 -- Goodwill of Notes to Consolidated Financial Statements. Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax.

Upon closing, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company will continue to sell life insurance products and riders during a transition period of 18-24 months and Prudential will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Individual Life total revenue was $1,303 and $1,300, respectively and net income was $21 and $85, respectively.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                           AS OF DECEMBER 31,
                                                  2012
                                             CARRYING VALUE
--------------------------------------------------------------
Total fixed maturities, AFS, at fair
 value (amortized
 cost of $13,596) (1)                           $15,015
Equity securities, AFS, at fair value
 (cost of $27) (2)                                   28
Fixed maturities, at fair value using
 the FVO (3)                                         16
Mortgage loans (net of allowances for
 loan losses of $1)                               1,288
Policy loans, at outstanding balance                542
                                                -------
       TOTAL INVESTED ASSETS TRANSFERRED        $16,889
                                                -------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements for the sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days; as well as, derivative instruments.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. For the year ended December 31, 2013, transfers from Level 1 to Level 2 were $287, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                              DECEMBER 31, 2013
                                                                  QUOTED PRICES              SIGNIFICANT           SIGNIFICANT
                                                                IN ACTIVE MARKETS            OBSERVABLE            UNOBSERVABLE
                                                               FOR IDENTICAL ASSETS            INPUTS                 INPUTS
                                                TOTAL               (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                              $1,129                  $ --                   $1,021                  $108
 CDOs                                              1,448                    --                    1,020                   428
 CMBS                                              2,347                    --                    1,987                   360
 Corporate                                        16,917                    --                   16,127                   790
 Foreign government/government agencies            1,177                    --                    1,139                    38
 States, municipalities and political
  subdivisions ("Municipal")                         965                    --                      916                    49
 RMBS                                              2,431                    --                    1,633                   798
 U.S. Treasuries                                   1,749                 1,077                      672                    --
                                             -----------           -----------                ---------              --------
Total fixed maturities                            28,163                 1,077                   24,515                 2,571
Fixed maturities, FVO                                791                    --                      613                   178
Equity securities, trading                            12                    12                       --                    --
Equity securities, AFS                               372                   207                      114                    51
Derivative assets
 Credit derivatives                                    9                    --                       11                    (2)
 Foreign exchange derivatives                         14                    --                       14                    --
 Interest rate derivatives                           (57)                   --                      (57)                   --
 U.S. guaranteed minimum withdrawal benefit
  ("GMWB") hedging instruments                        26                    --                      (42)                   68
 U.S. macro hedge program                            109                    --                       --                   109
 International program hedging instruments           171                    --                      173                    (2)
                                             -----------           -----------                ---------              --------
Total derivative assets (1)                          272                    --                       99                   173
Short-term investments                             1,952                   228                    1,724                    --
Limited partnerships and other alternative
 investments (2)                                     468                    --                      414                    54
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                         (398)                   --                       67                  (465)
Separate account assets (3)                      138,482                99,917                   37,828                   737
                                             -----------           -----------                ---------              --------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                          A RECURRING BASIS     $170,114              $101,441                  $65,374                $3,299
                                             -----------           -----------                ---------              --------
PERCENTAGE OF LEVEL TO TOTAL                         100%                   60%                      38%                    2%
                                             -----------           -----------                ---------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                        $(576)                 $ --                     $ --                 $(576)
 Equity linked notes                                 (18)                   --                       --                   (18)
                                             -----------           -----------                ---------              --------
Total other policyholder funds and benefits
 payable                                            (594)                   --                       --                  (594)
Derivative liabilities
 Credit derivatives                                   11                    --                        7                     4
 Equity derivatives                                   18                    --                       16                     2
 Foreign exchange derivatives                       (382)                   --                     (382)                   --
 Interest rate derivatives                          (319)                   --                     (295)                  (24)
 U.S. GMWB hedging instruments                        15                    --                      (63)                   78
 U.S. macro hedge program                             30                    --                       --                    30
 International program hedging instruments          (198)                   --                     (139)                  (59)
                                             -----------           -----------                ---------              --------
Total derivative liabilities (4)                    (825)                   --                     (856)                   31
Consumer notes (5)                                    (2)                   --                       --                    (2)
                                             -----------           -----------                ---------              --------
    TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                 VALUE ON A RECURRING BASIS      $(1,421)                 $ --                    $(856)                $(565)
                                             -----------           -----------                ---------              --------

                                                                   DECEMBER 31, 2012
                                                        QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                      IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                     FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                     TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                   $ --                    $1,435                     $238
 CDOs                                   2,160                     --                     1,437                      723
 CMBS                                   3,912                     --                     3,380                      532
 Corporate                             30,979                     --                    29,639                    1,340
 Foreign
  government/government
  agencies                              1,460                     --                     1,426                       34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                     --                     1,829                      169
 RMBS                                   4,671                     --                     3,538                    1,133
 U.S. Treasuries                        2,551                     78                     2,473                       --
                                   ----------             ----------                  --------                 --------
Total fixed maturities                 49,404                     78                    45,157                    4,169
Fixed maturities, FVO                   1,010                      6                       805                      199
Equity securities, trading              1,847                  1,847                        --                       --
Equity securities, AFS                    400                    203                       142                       55
Derivative assets
 Credit derivatives                       (10)                    --                        --                      (10)
 Equity derivatives                        30                     --                        --                       30
 Foreign exchange
  derivatives                             104                     --                       104                       --
 Interest rate derivatives                108                     --                       144                      (36)
 U.S. GMWB hedging
  instruments                              36                     --                       (53)                      89
 U.S. macro hedge program                 186                     --                        --                      186
 International program
  hedging instruments                     127                     --                       142                      (15)
                                   ----------             ----------                  --------                 --------
Total derivative assets (1)               581                     --                       337                      244
 Short-term investments                 2,354                    242                     2,112                       --
 Limited partnerships and
  other alternative
  investments                             414                     --                       264                      150
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                         1,081                     --                        --                    1,081
Separate account assets (3)           138,497                 97,976                    39,938                      583
                                   ----------             ----------                  --------                 --------
  TOTAL ASSETS ACCOUNTED FOR
          AT FAIR VALUE ON A
             RECURRING BASIS         $195,588               $100,352                   $88,755                   $6,481
                                   ----------             ----------                  --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                       (8)                    --                        --                       (8)
                                   ----------             ----------                  --------                 --------
Total other policyholder
 funds and benefits payable            (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                        (6)                    --                       (20)                      14
 Equity derivatives                        15                     --                        --                       15
 Foreign exchange
  derivatives                             (17)                    --                       (17)                      --
 Interest rate derivatives               (359)                    --                      (338)                     (21)
 U.S. GMWB hedging
  instruments                             536                     --                       106                      430
 U.S. macro hedge program                 100                     --                        --                      100
 International program
  hedging instruments                    (231)                    --                      (171)                     (60)
                                   ----------             ----------                  --------                 --------
Total derivative liabilities
 (4)                                       38                     --                      (440)                     478
Other liabilities                          --                     --                        --                       --
Consumer notes (5)                         (2)                    --                        --                       (2)
                                   ----------             ----------                  --------                 --------
 TOTAL LIABILITIES ACCOUNTED
      FOR AT FAIR VALUE ON A
             RECURRING BASIS          $(3,091)                  $ --                     $(440)                 $(2,651)
                                   ----------             ----------                  --------                 --------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

(3) As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

AFS SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2013 and December 31, 2012, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities.

Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice periods vary and may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others have been classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets; as well as, certain limited partnerships and other alternative investments and derivative instruments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2013

                                             PREDOMINANT              SIGNIFICANT
                                              VALUATION              UNOBSERVABLE
SECURITIES                  FAIR VALUE          METHOD                   INPUT
-----------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           $360          Discounted cash          Spread (encompasses)
                                                       flows                  prepayment,
                                                                    default risk and loss
                                                                                 severity
Corporate (3)                   398          Discounted cash            Spread
                                                       flows
Municipal (3)                    29          Discounted cash            Spread
                                                       flows
RMBS                            798          Discounted cash            Spread
                                                       flows
                                                               Constant prepayment rate
                                                                 Constant default rate
                                                                     Loss severity

                                                UNOBSERVABLE INPUTS
                                                                                                IMPACT OF
                                                                              WEIGHTED      INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM               AVERAGE (1)     ON FAIR VALUE (2)
------------------------  ------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                            99bps                 2,511bps                 446bps            Decrease

Corporate (3)                  119bps                 5,594bps                 332bps            Decrease

Municipal (3)                  184bps                   184bps                 184bps            Decrease

RMBS                            62bps                 1,748bps                 245bps            Decrease

                                   --%                      10%                     3%           Decrease   (4)
                                    1%                      22%                     8%           Decrease
                                   --%                     100%                    80%           Decrease

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT              SIGNIFICANT
                                                VALUATION              UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                   INPUT
-------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532          Discounted cash          Spread (encompasses)
                                                         flows                  prepayment,
                                                                      default risk and loss
                                                                                   severity
Corporate (3)                     888          Discounted cash            Spread
                                                         flows
Municipal                         169          Discounted cash            Spread
                                                         flows
RMBS                            1,133          Discounted cash            Spread
                                                         flows
                                                                 Constant prepayment rate
                                                                   Constant default rate
                                                                       Loss severity

                                                                                                  IMPACT OF
                                                 UNOBSERVABLE INPUTS           WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps            Decrease

Corporate (3)                  145bps                   900bps                   333bps            Decrease

Municipal                      227bps                   344bps                   254bps            Decrease

RMBS                            54bps                 1,689bps                   379bps            Decrease

                                   --%                      12%                       2%           Decrease   (4)
                                    1%                      24%                       8%           Decrease
                                   --%                     100%                      80%           Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2013

                                            PREDOMINANT
                                             VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES   FAIR VALUE          METHOD                 INPUT
-------------------------------------------------------------------------------------
Interest rate derivative
                                          Discounted cash       Swap curve beyond 30
 Interest rate swaps           (24)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 72          Option model           Equity volatility
                                          Discounted cash
 Customized swaps               74             flows               Equity volatility
U.S. macro hedge program
 Equity options                139          Option model           Equity volatility
International hedging
 program (2)
 Equity options                (66)         Option model           Equity volatility
 Short interest rate
  swaptions                    (12)         Option model     Interest rate volatility
 Long interest rate
  swaptions                     48          Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Interest rate derivative

 Interest rate swaps             4%                  4%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 21%                 29%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 31%           Increase
International hedging
 program (2)
 Equity options                 29%                 37%           Increase
 Short interest rate
  swaptions                     --%                  1%           Decrease
 Long interest rate
  swaptions                      1%                  1%           Increase

                            AS OF DECEMBER 31, 2012

                                             PREDOMINANT
                                              VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES    FAIR VALUE          METHOD                 INPUT
--------------------------------------------------------------------------------------
Equity derivatives
 Equity options                  45          Option model           Equity volatility
Interest rate derivative
                                           Discounted cash       Swap curve beyond 30
 Interest rate swaps            (57)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 281          Option model           Equity volatility
                                           Discounted cash
 Customized swaps               238             flows               Equity volatility
U.S. macro hedge program
 Equity options                 286          Option model           Equity volatility
International hedging
 program
 Equity options                  44          Option model           Equity volatility
 Long interest rate            (119)         Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                  IMPACT OF
                                                              INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM              MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Equity derivatives
 Equity options                13.0%                 24%           Increase
Interest rate derivative

 Interest rate swaps            2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                  10%                 31%           Increase

 Customized swaps                10%                 50%           Increase
U.S. macro hedge program
 Equity options                  24%                 43%           Increase
International hedging
 program
 Equity options                  22%                 33%           Increase
 Long interest rate              --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2013, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013 and December 31, 2012, excluded from the tables above are limited partnerships and other alternative investments which total $54 and $150, respectively, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders in the U.S. The Company has also assumed, through reinsurance from HLIKK, GMIB, GMWB and GMAB riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2013, 2012 and 2011, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $492, $499 and $(156), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $28, $76 and $13 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the behavior risk margin was $32 and $77, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $11, $29 and $(18) for the years ended December 31, 2013, 2012 and 2011, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                      UNOBSERVABLE INPUTS
                                                                                       IMPACT OF INCREASE IN INPUT
                                                                                              ON FAIR VALUE
                                              MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                       20%                  100%                        Increase
Withdrawal Rates (2)                              0%                    8%                        Increase
Annuitization utilization (3)                     0%                  100%                        Increase
Lapse Rates (4)                                   0%                   75%                        Decrease
Reset Elections (5)                              20%                   75%                        Increase
Equity Volatility (6)                            10%                   50%                        Increase
                                                ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2013 and 2012, for the financial instruments classified as Level 3.

                                                      FIXED MATURITIES, AFS

                                  ABS           CDOS               CMBS             CORPORATE
------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2013                             $238           $723               $532              $1,340
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)    (12)            18                (14)                  6
 Included in OCI (3)                32            110                 53                  (4)
Purchases                           25             37                 37                  75
Settlements                         (6)          (113)               (89)               (112)
Sales                             (127)          (341)              (152)               (333)
Transfers into Level 3 (4)           3             23                 36                  99
Transfers out of Level 3 (4)       (45)           (29)               (43)               (281)
                                 -----          -----              -----              ------
  FAIR VALUE AS OF DECEMBER 31,
                           2013   $108           $428               $360                $790
                                 -----          -----              -----              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)         $(7)          $ --                $(2)                $(7)
                                 -----          -----              -----              ------

                                        FIXED MATURITIES, AFS
                                       FOREIGN
                                     GOVT./GOVT.
                                       AGENCIES          MUNICIPAL
-------------------------------  -----------------------------------
ASSETS
Fair value as of January 1,
 2013                                     $34               $169
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (1)                --
 Included in OCI (3)                       (3)               (10)
Purchases                                  27                 --
Settlements                                (4)                --
Sales                                     (13)              (110)
Transfers into Level 3 (4)                 --                 --
Transfers out of Level 3 (4)               (2)                --
                                         ----              -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013           $38                $49
                                         ----              -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)               $ --               $ --
                                         ----              -----

                                      FIXED MATURITIES, AFS
                                                   TOTAL FIXED        FIXED
                                                   MATURITIES,     MATURITIES,
                                      RMBS             AFS             FVO
-------------------------------  ----------------------------------------------
ASSETS
Fair value as of January 1,
 2013                                $1,133           $4,169           $199
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)          39               36             61
 Included in OCI (3)                     42              220             --
Purchases                                74              275             14
Settlements                            (134)            (458)            (2)
Sales                                  (355)          (1,431)           (94)
Transfers into Level 3 (4)               --              161              3
Transfers out of Level 3 (4)             (1)            (401)            (3)
                                     ------          -------          -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013        $798           $2,571           $178
                                     ------          -------          -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)              $(1)            $(17)           $44
                                     ------          -------          -----

                                                                FREESTANDING DERIVATIVES (5)

                                           EQUITY
                                        SECURITIES,                                         INTEREST
                                            AFS         CREDIT             EQUITY             RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013             $55           $4                $45               $(57)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)              (10)          (1)               (26)                 7
 Included in OCI (3)                           6           --                 --                 --
Purchases                                      7           --                  1                 --
Settlements                                   --           (1)                (7)                --
Sales                                         (2)          --                 --                 --
Transfers into Level 3 (4)                    --           --                 --                 --
Transfers out of Level 3 (4)                  (5)          --                (11)                26
                                            ----          ---               ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013       $51           $2                 $2               $(24)
                                            ----          ---               ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                   $(9)         $(1)              $(15)                $2
                                            ----          ---               ----              -----

                                                     FREESTANDING DERIVATIVES (5)
                                                                   U.S.
                                                U.S.               MACRO              INTL.
                                                GMWB               HEDGE             PROGRAM
                                               HEDGING            PROGRAM            HEDGING
--------------------------------------  -------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                 $519               $286               $(75)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (372)              (191)                24
 Included in OCI (3)                               --                 --                 --
Purchases                                          --                 44                (25)
Settlements                                        (4)                --                 (9)
Sales                                              --                 --                 --
Transfers into Level 3 (4)                         --                 --                 (8)
Transfers out of Level 3 (4)                        3                 --                 32
                                                -----              -----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013           $146               $139               $(61)
                                                -----              -----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $(390)             $(187)             $(170)
                                                -----              -----              -----

                                           FREESTANDING DERIVATIVES (5)

                                               OTHER           TOTAL FREE-
                                              CONTRACT          STANDING
                                            DERIVATIVES        DERIVATIVES
--------------------------------------  -----------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                $ --               $722
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   --               (559)
 Included in OCI (3)                              --                 --
Purchases                                         --                 20
Settlements                                       --                (21)
Sales                                                                --
Transfers into Level 3 (4)                       (20)               (28)
Transfers out of Level 3 (4)                      20                 70
                                                ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013          $ --               $204
                                                ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $ --              $(761)
                                                ----              -----

                                                                       REINSURANCE
                                                                  RECOVERABLE FOR U.S.
                                                                          GMWB
                                           LIMITED PARTNERSHIPS         AND JAPAN
                                          AND OTHER ALTERNATIVE        GMWB, GMIB,          SEPARATE
                                               INVESTMENTS            AND GMAB (6)          ACCOUNTS
--------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2013                     $150                 $1,081               $583
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                        (5)                (1,856)                23
 Included in OCI (3)                                   --                     --                 --
Purchases                                              64                     --                250
Settlements                                            --                    310                 (2)
Sales                                                  (9)                    --                (88)
Transfers into Level 3 (4)                             --                     --                 45
Transfers out of Level 3 (4)                         (146)                    --                (74)
                                                ---------                -------              -----
      FAIR VALUE AS OF DECEMBER 31, 2013              $54                  $(465)              $737
                                                ---------                -------              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                            $(5)               $(1,856)               $21
                                                ---------                -------              -----

                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                             GUARANTEED                                   TOTAL OTHER
                                               LIVING            EQUITY LINKED         POLICYHOLDER FUNDS      CONSUMER
                                            BENEFITS (7)             NOTES             AND BENEFITS PAYAB        NOTES
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1, 2013               $(3,119)                $(8)                  $(3,127)              $(2)
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                 2,653                  (10)                   2,643                 --
 Included in OCI (3)                               --                   --                       --                 --
Settlements (8)                                  (110)                  --                     (110)                --
      FAIR VALUE AS OF DECEMBER 31, 2013        $(576)                $(18)                   $(594)               $(2)
                                               ------                 ----                   ------              -----
Changes in unrealized gains (losses)
 included in net income related
 to financial instruments still held at
 December 31, 2013 (2),(7)                     $2,653                 $(10)                  $2,643               $ --
                                               ------                 ----                   ------              -----

The tables below provide a fair value roll forward for the year ended December 31, 2012 for the financial instruments classified as Level 3.

                                                                     FIXED MATURITIES, AFS

                                                                                                                 FOREIGN
                                ABS             CDOS                  CMBS                CORPORATE            GOVT./GOVT.
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                           $317             $328                  $348                 $1,497                  $37
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                         (2)             (19)                  (41)                     2                   --
 Included in OCI (3)              45              134                    89                    (38)                   1
Purchases                         18               --                    18                    169                    9
Settlements                      (58)             (36)                 (111)                   (98)                  (4)
Sales                            (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)        12              317                   422                    538                    2
Transfers out of Level 3 (4)     (60)              --                   (84)                  (656)                  --
                               -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012   $238             $723                  $532                 $1,340                  $34
                               -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)       $(1)            $(11)                 $(17)                   $(7)                $ --
                               -----            -----                 -----                 ------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                                $382              $933             $3,842             $484
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                              (5)              (68)              (133)             106
 Included in OCI (3)                   34               298                563               --
Purchases                             174               289                677                1
Settlements                            --              (125)              (432)              (1)
Sales                                 (91)             (173)              (493)            (391)
Transfers into Level 3 (4)             --                 2              1,293               --
Transfers out of Level 3 (4)         (325)              (23)            (1,148)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $169            $1,133             $4,169             $199
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)            $(5)             $(11)              $(52)             $(7)
                                    -----            ------            -------            -----

                                                                     FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                  INTEREST
                                         AFS            CREDIT                EQUITY                RATE
------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                     $56            $(489)                 $36                 $(91)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   3              155                  (32)                   2
 Included in OCI (3)                       (3)              --                   --                   --
Purchases                                  11               --                   57                    1
Settlements                                --              338                  (16)                  --
Sales                                     (12)              --                   --                   --
Transfers out of Level 3 (4)               --               --                   --                   31
                                         ----            -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012             $55               $4                  $45                 $(57)
                                         ----            -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)                 $2             $126                  $(8)                 $(1)
                                         ----            -----                 ----                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.
                                    U.S.                  MACRO                INTL.               TOTAL FREE-
                                    GMWB                  HEDGE               PROGRAM               STANDING
                                   HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                $883                  $357                 $(35)                  $661
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (431)                 (323)                 (83)                  (712)
 Included in OCI (3)                   --                    --                   --                     --
Purchases                              56                   252                  (60)                   306
Settlements                           (12)                   --                   95                    405
Sales                                  --                    --                   --                     --
Transfers out of Level 3 (4)           23                    --                    8                     62
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $519                  $286                 $(75)                  $722
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)          $(425)                $(322)                $(85)                 $(715)
                                    -----                 -----                 ----                  -----

                                                                        REINSURANCE
                                                                   RECOVERABLE FOR U.S.
                                                                           GMWB
                                           LIMITED PARTNERSHIPS          AND JAPAN
                                           AND OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                INVESTMENTS          AND GMAB (6),(9)         ACCOUNTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                    $ --                   $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                      (11)                  (2,373)                 37
 Included in OCI (3)                                  --                       --                  --
Purchases                                             26                       --                 252
Settlements                                           --                      381                  (1)
Sales                                                 --                       --                (476)
Transfers into Level 3 (4)                           135                       --                 443
Transfers out of Level 3 (4)                          --                       --                (703)
                                                   -----                  -------              ------
      FAIR VALUE AS OF DECEMBER 31, 2012            $150                   $1,081                $583
                                                   -----                  -------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(11)                 $(2,373)                $28
                                                   -----                  -------              ------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING              EQUITY LINKED         POLICYHOLDER FUNDS        OTHER         CONSUMER
                               BENEFITS (7),(9)             NOTES            AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,920                    1                      2,921               (34)             2
 Included in OCI (3)                     --                   --                         --                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                   --------                  ---                    -------              ----            ---
   FAIR VALUE AS OF DECEMBER
                    31, 2012        $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                   --------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,920                   $1                     $2,921              $ --             $2
                                   --------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

(9) In 2012, ($231) and $264 were inappropriately presented as Included in OCI within the Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB and Guaranteed Living Benefits, respectively. Amounts have been rescheduled to Included in Net Income. This change in presentation of this disclosure had no impact on the Company's net income or OCI.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities for which the FVO was elected in order to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company also elected the fair value option for certain consolidated VIE investment funds. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with accounting requirement for investment companies. The investment funds primarily hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    2013              2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                           $(12)              $9
  CRE CDOs                                              14               64
  CMBS                                                  --               (2)
  Foreign government                                  (112)             (88)
  RMBS                                                  --                5
OTHER LIABILITIES
 Credit-linked notes                                    --              (34)
                                                   -------            -----
            TOTAL REALIZED CAPITAL GAINS (LOSSES)    $(110)            $(46)
                                                   -------            -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          DECEMBER 31,          DECEMBER 31,
                                              2013                  2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $3                   $ --
  Corporate                                      84                    108
  CRE CDOs                                      167                    193
  CMBS                                            8                      4
  Foreign government                            494                    699
  Municipals                                      1                      1
  RMBS                                            9                      3
  U.S. government                                25                      2
                                             ------               --------
         TOTAL FIXED MATURITIES, FVO           $791                 $1,010
                                             ------               --------

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2013 and December 31, 2012 were as follows:

                                                                           DECEMBER 31, 2013              DECEMBER 31, 2012
                                                     FAIR VALUE
                                                     HIERARCHY           CARRYING            FAIR       CARRYING            FAIR
                                                       LEVEL              AMOUNT            VALUE        AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                          Level 3             1,416             1,476        1,951             2,112
 Mortgage loans                                        Level 3             3,470             3,519        4,935             5,109
                                                      --------            ------            ------       ------            ------
LIABILITIES
 Other policyholder funds and benefits payable
  (1)                                                  Level 3             8,955             9,153        9,318             9,668
 Consumer notes (2)                                    Level 3                82                82          159               159
                                                      --------            ------            ------       ------            ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2013 or December 31, 2012.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Fixed maturities (1)                        $1,253              $1,953              $1,927
Equity securities, AFS                           8                  11                  10
Mortgage loans                                 172                 248                 206
Policy loans                                    82                 116                 128
Limited partnerships and other                 119                  85                 143
 alternative investments
Other investments (2)                          123                 199                 231
Investment expenses                            (76)                (77)                (73)
                                          --------            --------            --------
          TOTAL SECURITIES AFS AND OTHER     1,681               2,535               2,572
Equity securities, trading                       2                   1                  --
                                          --------            --------            --------
             TOTAL NET INVESTMENT INCOME    $1,683              $2,536              $2,572
                                          --------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

The net unrealized gain on equity securities, trading, included in net investment income during the years ended December 31, 2013, 2012 and 2011, was $1, $0 and $1, respectively. These amounts were not included in net unrealized gains (losses) in the accompanying Consolidated Balance Sheets.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
----------------------------------------------------------------------------------------------
Gross gains on sales (1)                    $2,196                 $478              $400
Gross losses on sales                         (700)                (278)             (200)
Net OTTI losses recognized in earnings         (45)                (255)             (125)
 (2)
Valuation allowances on mortgage loans          (1)                   4                25
Japanese fixed annuity contract hedges,          6                  (36)                3
 net (3)
Periodic net coupon settlements on              (3)                  (8)               --
 credit derivatives/Japan
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                    262                  519              (397)
 U.S. macro hedge program                     (234)                (340)             (216)
                                          --------            ---------            ------
 Total U.S. program                             28                  179              (613)
International Program (4)                     (963)              (1,145)              639
                                          --------            ---------            ------
Total results of variable annuity hedge       (935)                (966)               26
 program
GMIB/GMAB/GMWB reinsurance                   1,107                1,233              (326)
Coinsurance and modified coinsurance        (1,405)              (1,901)              375
 reinsurance contracts
Other, net (5)                                 106                  248              (255)
                                          --------            ---------            ------
    NET REALIZED CAPITAL GAINS (LOSSES),      $326              $(1,481)             $(77)
                              BEFORE-TAX
                                          --------            ---------            ------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

(4) Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

(5) For the years ended December 31, 2013 , 2012 and 2011, other, net gains and losses includes $295, $205 and $(119), respectively, of transactional foreign currency re-valuation primarily associated with the internal reinsurance of the Japan variable annuity business, of which a portion is offset within realized gains and losses by the change in value of the associated hedging derivatives. Also includes $71 and $110 of gains relating to Retirement Plans and Individual Life businesses sold for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $ 1.4 billion, $(55) and $75 for the years ended December 31, 2013 , 2012 and 2011, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2013           2012           2011
-------------------------------------------------------------------------------------
Fixed maturities, AFS
  Sale proceeds                            $19,190        $23,555        $19,861
  Gross gains (1)                            1,867            521            354
  Gross losses                                (421)          (270)          (205)
Equity securities, AFS
  Sale proceeds                                $81           $133           $147
  Gross gains                                  254             15             50
  Gross losses                                (263)            (5)            --

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2013 were primarily as a result of management of duration and liquidity as well as progress towards sector allocation objectives.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2013 , 2012 and 2011.

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                               2012
                                           2013            (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Balance, beginning of period                $(813)            $(1,319)             $(1,598)
Additions for credit impairments
 recognized on (1):
 Securities not previously impaired           (14)                (27)                 (41)
 Securities previously impaired                (4)                (15)                 (47)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were sold
  during the period                           403                 543                  358
 Securities due to an increase in
  expected cash flows                          17                   5                    9
 Securities the Company made the
  decision to sell or more likely than
  not will be required to sell                  1                  --                 $ --
                                          -------            --------            ---------
                  BALANCE, END OF PERIOD    $(410)              $(813)             $(1,319)
                                          -------            --------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2013
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
---------------------------------------------------------------------------------------------------------------------------------
ABS                                      $1,172                 $13               $(56)              $1,129               $(2)
CDOs (2)                                  1,392                  98                (41)               1,448                --
CMBS                                      2,275                 106                (34)               2,347                (3)
Corporate                                15,913               1,196               (192)              16,917                (6)
Foreign govt./ govt.agencies              1,267                  27               (117)               1,177                --
Municipal                                   988                  26                (49)                 965                --
RMBS                                      2,419                  60                (48)               2,431                (3)
U.S. Treasuries                           1,762                   1                (14)               1,749                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       27,188               1,527               (551)              28,163               (14)
Equity securities, AFS                      362                  35                (25)                 372                --
          TOTAL AFS SECURITIES (3)      $27,550              $1,562              $(576)             $28,535              $(14)
                                        -------              ------              -----              -------              ----

                                                                          DECEMBER 31, 2012
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
----------------------------------  ---------------------------------------------------------------------------------------------
ABS                                      $1,807                 $38              $(172)              $1,673               $(4)
CDOs (2)                                  2,236                  61               (117)               2,160                (4)
CMBS                                      3,757                 262               (107)               3,912                (7)
Corporate                                27,774               3,426               (221)              30,979               (19)
Foreign govt./ govt.agencies              1,369                 120                (29)               1,460                --
Municipal                                 1,808                 204                (14)               1,998                --
RMBS                                      4,590                 196               (115)               4,671               (28)
U.S. Treasuries                           2,412                 151                (12)               2,551                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)              49,404               (62)
Equity securities, AFS                      408                  28                (36)                 400                --
          TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)             $49,804              $(62)
                                        -------              ------              -----              -------              ----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2013
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,615                     $1,639
Over one year through five
 years                                     5,328                      5,535
Over five years through ten
 years                                     4,319                      4,481
Over ten years                             8,668                      9,153
                                       ---------                  ---------
Subtotal                                  19,930                     20,808
Mortgage-backed and
 asset-backed securities                   7,258                      7,355
                                       ---------                  ---------
    TOTAL FIXED MATURITIES, AFS          $27,188                    $28,163
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies, was the Government of Japan which represents $853 or 10% of stockholders' equity, and 2% of total invested assets as of December 31, 2013 . As of December 31, 2012, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc. which each comprised less than 3% of total invested assets. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                DECEMBER 31, 2013
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
----------------------------------------------------------------------------------
ABS                                   $288              $286              $(2)
CDOs (1)                                64                63               (1)
CMBS                                   437               423              (14)
Corporate                            2,449             2,360              (89)
Foreign govt./govt.agencies            542               501              (41)
Municipal                              508               475              (33)
RMBS                                   922               909              (13)
U.S. Treasuries                      1,456             1,442              (14)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        6,666             6,459             (207)
Equity securities, AFS                  77                73               (4)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION       $6,743            $6,532            $(211)
                                    ------            ------            -----

                                                  DECEMBER 31, 2013
                                                     12 MONTHS OR MORE
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
-----------------------------  --------------------------------------------------------
ABS                                        $418              $364             $(54)
CDOs (1)                                  1,185             1,144              (40)
CMBS                                        392               372              (20)
Corporate                                   799               696             (103)
Foreign govt./govt.agencies                 303               227              (76)
Municipal                                    99                83              (16)
RMBS                                        475               440              (35)
U.S. Treasuries                              --                --               --
                                         ------            ------            -----
  TOTAL FIXED MATURITIES, AFS             3,671             3,326             (344)
Equity securities, AFS                      135               114              (21)
                                         ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $3,806            $3,440            $(365)
                                         ------            ------            -----

                                                   DECEMBER 31, 2013
                                                           TOTAL
                                        AMORTIZED            FAIR          UNREALIZED
                                          COST              VALUE            LOSSES
-----------------------------  ---------------------------------------------------------
ABS                                         $706              $650             $(56)
CDOs (1)                                   1,249             1,207              (41)
CMBS                                         829               795              (34)
Corporate                                  3,248             3,056             (192)
Foreign govt./govt.agencies                  845               728             (117)
Municipal                                    607               558              (49)
RMBS                                       1,397             1,349              (48)
U.S. Treasuries                            1,456             1,442              (14)
                                         -------            ------            -----
  TOTAL FIXED MATURITIES, AFS             10,337             9,785             (551)
Equity securities, AFS                       212               187              (25)
                                         -------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $10,549            $9,972            $(576)
                                         -------            ------            -----

                                                    DECEMBER 31, 2012
                                                   LESS THAN 12 MONTHS
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
--------------------------------------------------------------------------------------
ABS                                         $77               $76             $(1)
CDOs (1)                                      5                 5              --
CMBS                                        192               179             (13)
Corporate (1)                               614               578             (36)
Foreign govt./govt.agencies                 318               290             (28)
Municipal                                    65                62              (3)
RMBS                                        322               321              (1)
U.S. Treasuries                             384               372             (12)
                                         ------            ------            ----
       TOTAL FIXED MATURITIES, AFS        1,977             1,883             (94)
Equity securities, AFS                        9                 9              --
                                         ------            ------            ----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION       $1,986            $1,892            $(94)
                                         ------            ------            ----

                                                       DECEMBER 31, 2012
                                                          12 MONTHS OR MORE
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $787              $616            $(171)
CDOs (1)                                       1,640             1,515             (117)
CMBS                                             795               701              (94)
Corporate (1)                                  1,339             1,154             (185)
Foreign govt./govt.agencies                        7                 6               (1)
Municipal                                         98                87              (11)
RMBS                                             750               636             (114)
U.S. Treasuries                                   --                --               --
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             5,416             4,715             (693)
Equity securities, AFS                           172               136              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $5,588            $4,851            $(729)
                                              ------            ------            -----

                                                       DECEMBER 31, 2012
                                                                TOTAL
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $864              $692            $(172)
CDOs (1)                                       1,645             1,520             (117)
CMBS                                             987               880             (107)
Corporate (1)                                  1,953             1,732             (221)
Foreign govt./govt.agencies                      325               296              (29)
Municipal                                        163               149              (14)
RMBS                                           1,072               957             (115)
U.S. Treasuries                                  384               372              (12)
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             7,393             6,598             (787)
Equity securities, AFS                           181               145              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $7,574            $6,743            $(823)
                                              ------            ------            -----

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2013, AFS securities in an unrealized loss position, comprised of 1,007 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 89% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2013 was primarily attributable to realized capital losses as a result of portfolio management activity, partially offset by an increase in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity concentrated in the financial services sector, foreign government and government agencies, as well as structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the economic and market uncertainties regarding future performance of certain commercial and residential real estate backed securities. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                               DECEMBER 31, 2013
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
-------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $3,482                  $(12)                 $3,470
                                             -------                 -----                 -------

                                                               DECEMBER 31, 2012
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
--------------------------------------  ---------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $4,949                  $(14)                 $4,935
                                             -------                 -----                 -------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

As of December 31, 2013 and 2012, the carrying value of mortgage loans associated with the valuation allowance was $86 and $189, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013 and $47 and $3, respectively, as of December 31, 2012. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2013, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                               2013                  2012                  2011
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (14)                $ (23)                $ (62)
(Additions)/Reversals                             (2)                    4                    25
Deductions                                         4                     5                    14
                                               -----                 -----                 -----
BALANCE AS OF DECEMBER 31                       $(12)                 $(14)                 $(23)
                                               -----                 -----                 -----

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2013, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.23x as of December 31, 2013. As of December 31, 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more. The Company held only one delinquent commercial mortgage loan past due by 90 days or more as of December 31, 2012. The carrying value and valuation allowance of this loan totaled $32 and $0, respectively, and was not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2013                                DECEMBER 31, 2012
                                      CARRYING                                         CARRYING
                                       VALUE                AVG. DEBT-SERVICE           VALUE                AVG. DEBT-SERVICE
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                           $35                     1.15x                   $137                     0.89x
65% - 80%                                  777                     1.94x                  1,717                     2.27x
Less than 65%                            2,658                     2.34x                  3,081                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $3,470                     2.23X                 $4,935                     2.34X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
East North Central                        $79                   2.3%                $97                   2.0%
Middle Atlantic                           255                   7.3%                370                   7.5%
Mountain                                   40                   1.2%                 62                   1.3%
New England                               163                   4.7%                231                   4.7%
Pacific                                 1,019                  29.4%              1,504                  30.5%
South Atlantic                            548                  15.8%              1,012                  20.5%
West North Central                         17                   0.5%                 16                   0.3%
West South Central                        144                   4.1%                234                   4.7%
Other (1)                               1,205                  34.7%              1,409                  28.5%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                             $93                   2.7%               $109                   2.2%
 Industrial                             1,182                  34.1%              1,519                  30.8%
 Lodging                                   27                   0.8%                 81                   1.6%
 Multifamily                              576                  16.6%                869                  17.6%
 Office                                   723                  20.8%              1,120                  22.7%
 Retail                                   745                  21.5%              1,047                  21.2%
 Other                                    124                   3.5%                190                   3.9%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility. For further information on the facility, see Note 10 -- Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     DECEMBER 31, 2013
                                                                                 MAXIMUM
                                    TOTAL                  TOTAL               EXPOSURE TO
                                    ASSETS            LIABILITIES (1)            LOSS (2)
---------------------------------------------------------------------------------------------
CDOs (3)                               $12                   $13                    $ --
Investment funds (4)                   134                    20                     119
Limited partnerships                     4                     2                       2
                                    ------                  ----                  ------
                        TOTAL         $150                   $35                    $121
                                    ------                  ----                  ------

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company' s investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2013 and 2012. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

REPURCHASE AND DOLLAR ROLL AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the Company reported financial collateral pledged relating to repurchase agreements of $923 in fixed maturities, AFS on the Consolidated Balance sheets. The Company reported a corresponding obligation to repurchase these securities of $923 in other liabilities on the Consolidated Balance sheets. With respect to dollar roll transactions, the Company reported financial collateral pledged with a fair value of $692 in fixed maturities, AFS with a corresponding obligation to repurchase $692 reported in other liabilities, as of December 31, 2012.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2013 and 2012 the fair value of securities on deposit was approximately $13 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2013 is limited to the total carrying value of $0.9 billion. In addition, the Company has outstanding commitments totaling approximately $223, to fund limited partnership and other alternative investments as of December 31, 2013. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2013, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $77.2 billion and $75.3 billion as of December 31, 2013 and 2012, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $10.7 billion and $9.6 billion as of December 31, 2013 and 2012, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $1.2 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $7.1 billion, $6.5 billion, and $8.1 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. As of, and for the period ended, December 31, 2013, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities, or liabilities, denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company may use interest rate swaps, swaptions, caps, floors and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2013 and 2012 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $5.1 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

The Company formerly offered certain variable annuity products with a guaranteed minimum income benefit ("GMIB") rider through a wholly-owned Japanese subsidiary. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company formerly offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company has entered into equity index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivatives") that has a notional value equal to the guaranteed remaining balance ("GRB"). The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                           2013                      2012                 2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,839                    $7,787                $74                       $238
Equity swaps, options, and futures           4,237                     5,130                 44                        267
Interest rate swaps and futures              6,615                     5,705                (77)                        67
                                         ---------                 ---------              -----                     ------
                             TOTAL         $18,691                   $18,622                $41                       $572
                                         ---------                 ---------              -----                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2013                       2012                  2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Equity options and swaps                  9,934                      7,442                  139                        286
                                       --------                   --------               ------                     ------
                          TOTAL          $9,934                     $7,442                 $139                       $286
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Hartford formerly offered certain variable annuity products in Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company has reinsured certain of these GMWB and GMAB riders from an affiliate. See Note 13 -- Transactions with Affiliates for further discussion.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. During 2013, the Company expanded its hedging program to substantially reduce equity and foreign currency exchange risk. The program is primarily focused on the risks that have been reinsured to the Company's U.S. legal entities although certain hedges, predominantly options, are also held directly in HLIKK. The hedging derivatives collectively held in these entities are comprised of equity futures, options, swaps and currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan.

The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                    NOTIONAL AMOUNT                                   FAIR VALUE
                                         DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                             2013                      2012                 2013                     2012
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                              350                        350                 5                         28
Currency forwards (1)                         8,778                      9,327                24                        (87)
Currency options                              8,408                      9,710               (58)                       (49)
Equity futures                                  999                      1,206                --                         --
Equity options                                1,022                      2,621               (63)                      (105)
Equity swaps                                  3,830                      2,683               (95)                       (12)
Customized swaps                                 --                        899                --                        (11)
Interest rate futures                           566                        634                --                         --
Interest rate swaps and swaptions            33,072                     21,018               160                        131
                                           --------                  ---------              ----                    -------
                              TOTAL         $57,025                    $48,448              $(27)                     $(105)
                                           --------                  ---------              ----                    -------

(1) As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

As a reinsurer, the Company assumes the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

As of December 31, 2013 the Company had approximately $1.3 billion of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the reinsurance contracts are the invested assets supporting the reinsured reserves and are carried at fair value.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. In addition, the tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       Dec31,          Dec31,         Dec31,        Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2013            2012           2013          2012
------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                     $3,215          $3,863           $16          $167
 Foreign currency swaps                     143             163            (5)          (17)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      3,358           4,026            11           150
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,261             753           (24)          (55)
 Foreign currency swaps                      --              40            --            16
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES      1,261             793           (24)          (39)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              4,633          13,432          (368)         (363)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 118             182            (4)           (9)
  Japan 3Win foreign currency swaps       1,571           1,816          (354)         (127)
  Japanese fixed annuity hedging
   instruments                            1,436           1,652            (6)          224
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                        243           1,539            (4)           (5)
  Credit derivatives that assume
   credit risk (1)                        1,507           1,981            27            (8)
  Credit derivatives in offsetting
   positions                              3,501           5,341            (3)          (22)
 EQUITY CONTRACTS
  Equity index swaps and options            131             791            (2)           35
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       21,512          28,868           (36)       (1,249)
  U.S. GMWB reinsurance contracts         4,508           5,773            29           191
  U.S. GMWB hedging instruments          18,691          18,622            41           572
  U.S. macro hedge program                9,934           7,442           139           286
  International program product
   derivatives (2)                           --           1,876            --           (42)
  International program hedging
   instruments                           57,025          48,448           (27)         (105)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             11,999          18,287          (540)       (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts     29,423          44,985          (427)          890
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    166,232         201,035        (1,535)       (1,559)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $196            $416           $(1)         $(20)
 Other investments                       40,564          37,809           272           581
 Other liabilities                       62,590          67,765          (825)           38
 Consumer notes                               9              26            (2)           (2)
 Reinsurance recoverable                 33,931          47,430          (398)        1,081
 Other policyholder funds and
  benefits payable                       33,561          52,408          (594)       (3,126)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------

                                                 ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                    FAIR VALUE                                FAIR VALUE
                                          Dec 31,                Dec 31,            Dec31,                  Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE          2013                   2012              2013                    2012
------------------------------------  ----------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                          $49                   $167               $(33)                   $ --
 Foreign currency swaps                         2                      3                 (7)                    (20)
                                           ------                 ------            -------                 -------
              TOTAL CASH FLOW HEDGES           51                    170                (40)                    (20)
                                           ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                            2                     --                (26)                    (55)
 Foreign currency swaps                        --                     16                 --                      --
                                           ------                 ------            -------                 -------
             TOTAL FAIR VALUE HEDGES            2                     16                (26)                    (55)
                                           ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  123                    436               (491)                   (799)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     6                      5                (10)                    (14)
  Japan 3Win foreign currency swaps            --                     --               (354)                   (127)
  Japanese fixed annuity hedging
   instruments                                 88                    228                (94)                     (4)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                           --                      3                 (4)                     (8)
  Credit derivatives that assume
   credit risk (1)                             28                     17                 (1)                    (25)
  Credit derivatives in offsetting
   positions                                   35                     56                (38)                    (78)
 EQUITY CONTRACTS
  Equity index swaps and options               18                     45                (20)                    (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --                (36)                 (1,249)
  U.S. GMWB reinsurance contracts              29                    191                 --                      --
  U.S. GMWB hedging instruments               333                    743               (292)                   (171)
  U.S. macro hedge program                    178                    356                (39)                    (70)
  International program product
   derivatives (2)                             --                     --                 --                     (42)
  International program hedging
   instruments                                649                    657               (676)                   (762)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --               (540)                 (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts          383                  1,566               (810)                   (676)
                                           ------                 ------            -------                 -------
     TOTAL NON-QUALIFYING STRATEGIES        1,870                  4,303             (3,405)                 (5,862)
                                           ------                 ------            -------                 -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --                $(1)                   $(20)
 Other investments                            721                  1,049               (449)                   (468)
 Other liabilities                            789                  1,683             (1,614)                 (1,645)
 Consumer notes                                --                     --                 (2)                     (2)
 Reinsurance recoverable                      413                  1,757               (811)                   (676)
 Other policyholder funds and
  benefits payable                             --                     --               (594)                 (3,126)
                                           ------                 ------            -------                 -------
                   TOTAL DERIVATIVES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2012 was primarily due to the following:

- The decrease in notional amount of non-qualifying interest rate contracts primarily resulted from the termination of interest rate swaptions purchased during the third quarter of 2012 designed to hedge the interest rate risk of the securities being transferred related to the sale of the Retirement Plan business segment.

- The decrease in notional amount related to the U.S. GMWB product derivatives was primarily driven by product lapses and partial withdrawals.

- The decrease in notional amount related to the international program product derivatives was due to the GWMB embedded derivative disposed of as part of the sale of HLIL. For additional information on the sale agreement, refer to
    Note 2 -- Business Dispositions of Notes to Consolidated Financial
    Statements.

- The decrease in notional amount of coinsurance and modified coinsurance reinsurance contracts primarily resulted from policyholder surrender activity and the termination of embedded derivatives as part of Individual Life and Retirement Plans business dispositions. For additional information on the sale agreement, refer to Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

- The decrease in notional amount of GMAB, GMWB, and GMIB reinsurance contracts was primarily driven by policyholder surrender activity.

- The increase in notional amount related to the international program hedging instruments resulted from the Company expanding its hedging program related to international product program guarantees from the business reinsured from HLIKK in the first quarter of 2013.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2012 was primarily related to the following:

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The fair value related to the cash flow hedging interest rate swaps decreased primarily due to an increase in U.S. interest rates.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates, and volatility. For a discussion related to the reinsurance agreement refer to Note 13 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contracts as well as policyholder surrender activity. For a discussion related to the reinsurance agreement refer to
    Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The fair value associated with the international program hedging instruments decreased primarily due to an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The increase in fair value related to the combined U.S. GMWB hedging program, which includes the U.S. GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2013

                                         (I)                     (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
--------------------------------------------------------------------------------
DESCRIPTION
 Other investments                      $1,510                  $1,290
                                       -------                 -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $272                    $(52)
                                      ----                    ----

                                                 (IV)
                                  COLLATERAL DISALLOWED FOR OFFSET IN
                                  THE STATEMENT OF FINANCIAL POSITION   (V) = (III) - (IV)

                                         FINANCIAL COLLATERAL
                                             RECEIVED (4)                   NET AMOUNT
-------------------------------  ---------------------------------------------------------
DESCRIPTION
 Other investments                               $121                          $99
                                                 ----                          ---

                                         GROSS AMOUNTS OF         GROSS AMOUNTS
                                            RECOGNIZED      OFFSET IN THE STATEMENT OF     DERIVATIVE
                                           LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
--------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,063)                $(1,308)                $(825)
                                             --------                --------                ------

                                         ACCRUED INTEREST AND
                                           CASH COLLATERAL       FINANCIAL COLLATERAL
                                             PLEDGED (3)             PLEDGED (4)         NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                               $70                    $(826)               $71
                                                 ---                    -----                ---

                            AS OF DECEMBER 31, 2012

                                        (I)                      (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
---------------------------------------------------------------------------------
DESCRIPTION
 Other investments                     $2,732                   $2,238
                                       ------                  -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $581                    $(87)
                                      ----                    ----

                                                (IV)
                                 COLLATERAL DISALLOWED FOR OFFSET IN
                                 THE STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                        FINANCIAL COLLATERAL
                                            RECEIVED (4)                  NET AMOUNT
-------------------------------  -------------------------------------------------------
DESCRIPTION
 Other investments                              $490                          $4
                                                ----                         ---

                                         GROSS AMOUNTS OF           GROSS AMOUNTS
                                            RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                            LIABILITIES           FINANCIAL POSITION        LIABILITIES (3)
------------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,113)                 $(1,759)                   $38
                                              -------                   ------                   ----

                                        ACCRUED INTEREST AND
                                           CASH COLLATERAL      FINANCIAL COLLATERAL
                                             PLEDGED (3)            PLEDGED (4)          NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                              $(392)                 $(300)               $(54)
                                                -----                  -----                ----

(1)  Included in other investments in the Company's Consolidated Balance Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

(4) Excludes collateral associated with exchange-traded derivatives instruments.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2013              2012              2011
--------------------------------------------------------------------------
Interest rate swaps          $(158)             $26              $245
Foreign currency swaps          12              (18)               (5)
                           -------            -----            ------
                    TOTAL    $(146)              $8              $240
                           -------            -----            ------

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                           RECOGNIZED IN INCOME ON
                                       DERIVATIVE (INEFFECTIVE PORTION)
                                2013                 2012                 2011
-------------------------  --------------------------------------------------------
Interest rate swaps              $(2)                $ --                  $(2)
Foreign currency swaps            --                   --                   --
                                ----                 ----                 ----
                    TOTAL        $(2)                $ --                  $(2)
                                ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                                          2013         2012             2011
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                                  Net realized capital gains (losses)    $70          $85              $6
Interest rate swaps                                         Net investment income (loss)     57           97              77
Foreign currency swaps                               Net realized capital gains (losses)      4           (4)             (1)
                                                                                         ------       ------            ----
                                                                                  TOTAL    $131         $178             $82
                                                                                         ------       ------            ----

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $ 46. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows.

During the year ended December 31, 2013 , the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012 , the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $ 91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2. For the year ended December 31, 2011, the Company had no net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                       2013                                       2012
                                                                HEDGED                                      HEDGED
                                         DERIVATIVE              ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)         $27                  $(24)                  $(3)                 $(3)
Foreign currency swaps
 Net realized capital gains (losses)           1                    (1)                   (7)                   7
 Benefits, losses and loss adjustment
  expenses                                    (2)                    2                    (6)                   6
                                             ---                 -----                 -----                 ----
                                 TOTAL       $26                  $(23)                 $(16)                 $10
                                             ---                 -----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(58)                 $54
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22
                                             -----                 ----
                                 TOTAL        $(81)                 $77
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                            DECEMBER 31,
                                                 2013            2012           2011
------------------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                           $(5)            $26          $20
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards                   4              10            1
 Japan 3Win foreign currency swaps (1)              (268)           (300)          31
 Japanese fixed annuity hedging instruments
  (2)                                               (207)           (178)         109
CREDIT CONTRACTS
 Credit derivatives that purchase credit
  protection                                         (20)            (19)          (8)
 Credit derivatives that assume credit risk           46             204         (141)
EQUITY CONTRACTS
 Equity index swaps and options                      (22)            (31)         (67)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives                     1,306           1,430         (780)
 U.S. GMWB reinsurance contracts                    (192)           (280)         131
 U.S. GMWB hedging instruments                      (852)           (631)         252
 U.S. macro hedge program                           (234)           (340)        (216)
 International program hedging instruments          (963)         (1,145)         639
OTHER
 GMAB, GMWB, and GMIB reinsurance contracts        1,107           1,233         (326)
 Coinsurance and modified coinsurance
  reinsurance contracts                           (1,405)         (1,901)         375
                                               ---------       ---------       ------
                                    TOTAL (3)    $(1,705)        $(1,922)         $20
                                               ---------       ---------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

(3) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japanese fixed annuity hedging instruments and the Japan 3Win foreign currency swaps was primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the U.S. macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

Refer to Note 12 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.

                            AS OF DECEMBER 31, 2013

                                                             WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR             YEARS TO
                        AMOUNT (2)          VALUE            MATURITY
--------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade
  risk exposure             $735               $6             2 years
 Below investment
  grade risk
  exposure                    24               --              1 year
Basket credit
 default swaps (4)
 Investment grade
  risk exposure            1,912               25             3 years
 Below investment
  grade risk
  exposure                    87                8             5 years
 Investment grade
  risk exposure              235               (5)            3 years
 Below investment
  grade risk
  exposure                   115              (18)            3 years
Embedded credit
 derivatives
 Investment grade
  risk exposure              150              145             3 years
                          ------            -----            --------
          TOTAL (5)       $3,258             $161
                          ------            -----


                               UNDERLYING REFERENCEDVERAGE          OFFSETTING
                              CREDIT OBLIGATION(S) (1)EDIT           NOTIONAL         OFFSETTING
                            TYPE                    RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade      Corporate Credit/
  risk exposure             Foreign Gov.                 A              $592              $(4)
 Below investment
  grade risk
  exposure              Corporate Credit               CCC                25               --
Basket credit
 default swaps (4)
 Investment grade
  risk exposure         Corporate Credit              BBB+               784              (10)
 Below investment
  grade risk
  exposure              Corporate Credit               BB-                --               --
 Investment grade
  risk exposure              CMBS Credit                 A               235                5
 Below investment
  grade risk
  exposure                   CMBS Credit                B-               115               18
Embedded credit
 derivatives
 Investment grade
  risk exposure         Corporate Credit              BBB+                --               --
                     -------------------            ------            ------             ----
          TOTAL (5)                                                   $1,751               $9
                                                                      ------             ----

                            AS OF DECEMBER 31, 2012

                                                                            UNDERLYING REFERENCED
                                                                           CREDIT OBLIGATION(S) (1)
                                                            WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR            YEARS TO
                        AMOUNT (2)          VALUE           MATURITY              TYPE
---------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade         $1,787               $8            3 years         Corporate Credit/
  risk exposure                                                                   Foreign Gov.
 Below investment            114               (1)            1 year          Corporate Credit
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade          2,074               11            2 years          Corporate Credit
  risk exposure
 Investment grade            237              (12)           4 years               CMBS Credit
  risk exposure
 Below investment            115              (27)           4 years               CMBS Credit
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade            325              296            4 years          Corporate Credit
  risk exposure
                          ------            -----            -------       -------------------
          TOTAL (5)       $4,652             $275
                          ------            -----

                     UNDERLYING REFERENCED
                   CREDIT OBLIGATION(S) (1)

                         AVERAGE          OFFSETTING
                          CREDIT           NOTIONAL         OFFSETTING
                          RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ----------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade              A              $878             $(19)
  risk exposure
 Below investment             B+               114               (3)
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade           BBB+             1,326               (6)
  risk exposure
 Investment grade              A               238               12
  risk exposure
 Below investment             B+               115               27
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade           BBB-                --               --
  risk exposure
                          ------            ------             ----
          TOTAL (5)                         $2,671              $11
                                            ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, the Company pledged securities collateral associated with derivative instruments with a fair value of $865 and $370, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a fair value of $290 and $179, respectively, as of December 31, 2013 and 2012 which have been included in short-term investments on the Consolidated Balance Sheets.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a fair value of $171 and $607, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $121 and $490, respectively, of which the Company has the ability to sell or repledge $117 and $348, respectively. As of December 31, 2013 and 2012, the fair value of repledged securities totaled $39 and $0, respectively, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

5.  REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company entered into two reinsurance transactions in connection with the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $915, $302, and $252 for the years ended

December 31, 2013, 2012, and 2011, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $71, $94, and $106 in December 31, 2013, 2012, and 2011, respectively. The Company ceded accident and health premiums to HLA of $152, $177, and $191, respectively.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $31, $58, and $61 in December 31, 2013, 2012, and 2011. For further information regarding the WRR reinsurance agreement, see Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

REINSURANCE RECOVERABLES

Life insurance product reinsurance recoverables represent loss and loss adjustment expense recoverable from a number of reinsurers. The Company's reinsurance recoverables are summarized as follows:

                                                              DECEMBER, 31
--------------------------------------------------------------------------------
REINSURANCE RECOVERABLES                                  2013            2012
                                                        ---------       --------
Future policy benefits and unpaid loss and loss
 adjustment expenses:
 Sold businesses (MassMutual and Prudential)              $18,969           $ --
 Other reinsurers                                             825          2,893
                                                        ---------       --------
                          NET REINSURANCE RECOVERABLES    $19,794         $2,893
                                                        ---------       --------

As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion each from MassMutual and Prudential. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2013, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential were $9.5 billion and $7.1 billion, respectively. As of December 31, 2013, the net reinsurance recoverables from Prudential represents approximately 29% of the Company's consolidated stockholders' equity. As of December 31, 2013, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

INSURANCE REVENUES

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                       2013           2012           2011
                                     --------       --------       --------
Gross fee income, earned premiums
 and other                             $3,502         $3,739         $4,147
Reinsurance assumed                        13              8             13
Reinsurance ceded                      (1,869)          (698)          (733)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $1,646         $3,049         $3,427
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                       2013                  2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                                            $ 3,072             $ 3,448                  $ 3,694
Deferred costs                                                               16                 329                      381
Amortization -- DAC                                                        (124)               (280)                    (290)
Amortization -- Unlock benefit (charge), pre-tax                           (104)                (44)                    (137)
Amortization -- DAC from discontinued operations                             --                 (35)                     (47)
Amortization -- DAC related to business dispositions (1),(2)             (2,229)                 --                       --
Adjustments to unrealized gains and losses on securities
 available-for-sale and other (3)                                            58                (346)                    (154)
Effect of currency translation                                               --                  --                        1
                                                                       --------            --------                 --------
                                               BALANCE, END OF PERIOD      $689              $3,072                   $3,448
                                                                       --------            --------                 --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

(3) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.

7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 --Business Dispositions of Notes to Consolidated Financial Statements.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                               UL SECONDARY
                                                GMDB            GUARANTEES
------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2013         $ 944               $ 363
Incurred                                          183                 294
Paid                                             (135)                 --
Unlock                                           (116)                  2
Impact of reinsurance transaction                  --               1,143
Currency translation adjustment                   (27)                 --
                                               ------            --------
LIABILITY BALANCE AS OF DECEMBER 31,
 2013                                            $849              $1,802
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2013                                $ 608                $ 21
Incurred                                          104                 296
Paid                                              (98)                 --
Unlock                                            (81)                 --
Impact of reinsurance transaction                  --               1,485
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2013                               $533              $1,802
                                               ------            --------

                                                            UL SECONDARY
                                            GMDB             GUARANTEES
---------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012    $ 1,158              $ 228
Incurred                                       228                113
Paid                                          (258)                --
Unlock                                        (181)                22
Currency translation adjustment                 (3)                --
                                          --------             ------
LIABILITY BALANCE AS OF DECEMBER 31,
 2012                                         $944               $363
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2012                             $ 724               $ 22
Incurred                                       121                 (1)
Paid                                          (121)                --
Unlock                                        (116)                --
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2012                            $608                $21
                                          --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2013:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                  RETAINED
                                             ACCOUNT         NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE           AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)       ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                      $19,638          $2,914               $178                   69
 With 5% rollup (2)                              1,610             232                 16                   69
 With Earnings Protection Benefit Rider          4,862             629                 19                   67
  ("EPB") (3)
 With 5% rollup & EPB                              588             119                  5                   70
                                           -----------        --------             ------                  ---
 Total MAV                                      26,698           3,894                218
Asset Protection Benefit (APB) (4)              18,579             277                 55                   68
Lifetime Income Benefit (LIB) -- Death             773               9                  2                   66
 Benefit (5)
Reset (6) (5-7 years)                            3,286              74                 34                   69
Return of Premium (7) /Other                    12,476              71                 17                   67
                                           -----------        --------             ------                  ---
                      SUBTOTAL U.S. GMDB      $ 61,812         $ 4,325              $ 326                   68
 Less: General Account Value with U.S.           4,349
  GMBD
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES        57,463
                               WITH GMDB
    Separate Account Liabilities without        83,411
                               U.S. GMDB
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $140,874
                                           -----------
JAPAN GMDB (10),(11)                          $ 12,659           $ 167               $ --                   69
JAPAN GMIB (10),(11)                           $12,456            $102               $ --                   69
                                           -----------        --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

For a description of the Company's guaranteed living benefits that are accounted for at fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                DECEMBER 31, 2013          DECEMBER 31, 2012
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $52,858                    $58,208
 (including mutual funds)
Cash and cash equivalents               4,605                      6,940
                                    ---------                  ---------
                     TOTAL            $57,463                    $65,148
                                    ---------                  ---------

As of December 31, 2013 and December 31, 2012, approximately 17% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 84%, respectively, were invested in equity securities through these funds.

9.  SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
-------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD               $ 118        $ 186        $ 197
Sales inducements deferred                    --            4            6
Amortization -- Unlock                        (3)         (59)          (4)
Amortization charged to income                (8)         (13)         (13)
Amortization related to business             (71)          --           --
 dispositions (1)
                                          ------       ------       ------
BALANCE, END OF PERIOD                       $36         $118         $186
                                          ------       ------       ------

(1) Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

10.  DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2014. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2013 and 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2013, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2013 rates, either consumer price index plus 102 to 247 basis points, or indexed to the S&P 500, Dow Jones Industrials, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $14 in 2014, $32 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2013, 2012 and 2011, interest credited to holders of consumer notes was $6, $10 and $15, respectively.

11.  INCOME TAX

Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                          2013           2012          2011
----------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                     $(208)         $139         $(206)
                                          -------       -------       -------
Deferred -- U.S. Federal Excluding NOL        405           (94)           46
 Carryforward
 U.S. Net Operating Loss Carryforward        (148)           (9)         (163)
                                          -------       -------       -------
                          TOTAL DEFERRED      257          (103)         (117)
                                          -------       -------       -------
            INCOME TAX EXPENSE (BENEFIT)      $49           $36         $(323)
                                          -------       -------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                             AS OF DECEMBER 31,
                                            2013            2012
------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition          $163            $424
 costs
Investment-related items                      1,516           1,244
Insurance product derivatives                   742           1,092
NOL Carryover                                   377             225
Minimum tax credit                              327             355
Foreign tax credit carryover                     44              33
Capital loss carryover                           --               5
Other                                            71              65
                                          ---------       ---------
               TOTAL DEFERRED TAX ASSETS      3,240           3,443
 Valuation Allowance                             --             (53)
                                          ---------       ---------
                 NET DEFERRED TAX ASSETS      3,240           3,390
                                          ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy            (650)           (356)
 acquisition costs and reserves
Net unrealized gain on investments             (403)         (1,432)
Employee benefits                               (52)            (45)
Depreciable and amortizable assets              (25)             --
                                          ---------       ---------
          TOTAL DEFERRED TAX LIABILITIES     (1,130)         (1,833)
                                          ---------       ---------
                TOTAL DEFERRED TAX ASSET     $2,110          $1,557
                                          ---------       ---------

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
--------------------------------------------------------------------------------
Tax provision (benefit) at the U.S.
 federal statutory rate                     $196         $186          $(48)
Dividends-received deduction                (135)        (140)         (201)
Foreign related investments                   (7)          (9)          (15)
Valuation Allowance                           --           --           (56)
Other                                         (5)          (1)           (3)
                                          ------       ------       -------
 INCOME TAX EXPENSE (BENEFIT)                $49          $36         $(323)
                                          ------       ------       -------

12. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third- party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $2, $17 and $19 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum lease commitments as of December 31, 2013 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2013, the Company has outstanding commitments totaling $253, of which $223 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the liability balance was $21 and $42, respectively. As of December 31, 2013 and 2012, $27 and $27, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013, was $844. Of this $844 the legal entities have posted collateral of $945 in the normal course of business. In addition, the Company has posted collateral of $44 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2013, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $5 to be posted as collateral. Based on derivative market values as of December 31, 2013, a downgrade of two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

13.  TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2013 and 2012, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2013, 2012, and 2011, the Company recorded earned premiums of $8, $28, and $12 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012 in connection with HLA's reorganization of its Mutual Funds business. The Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2013 and 2012, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

HLAI assumed from HLIKK GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006 and GMIB riders issued on or after April 1, 2005. HLAI assumed certain in-force and prospective GMAB, GMIB and GMDB riders issued on or after February 5, 2007 by HLIKK. HLAI assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008 by HLIKK. HLAI assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK.

The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserve which is not reported at fair value. The liability for the assumed GMDB reinsurance was $0 and $22 and the net amount at risk for the assumed GMDB reinsurance was $0.2 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $0.5 billion and $1.8 billion at December 31, 2013 and 2012, respectively.

As of December 31, 2012, HLAI had a reinsurance agreement with Hartford Life Limited, ("HLL"), a wholly owned UK subsidiary of HLAI, that assumed 100% of the risks associated with GMDB and GMWB written by and in-force with HLL as of November 1, 2010. The liability for the assumed GMDB reinsurance was $4 and the net amount at risk for the assumed GMDB reinsurance was $42, as of December 31, 2012. On December 12, 2013, the Company completed the sale of HLIL in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company. For further information concerning this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

While the form of the agreements between HLAI and HLIKK for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $4 and $0 at December 31, 2013 and 2012, respectively.

REINSURANCE CEDED TO AFFILIATES

HLAI has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI cedes to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                       FOR THE YEARS ENDED DECEMBER 31,
                                      2013            2012           2011
--------------------------------------------------------------------------------
Earned premiums                          $(31)           $(58)         $(61)
Net realized gains (losses) (1)        (1,665)         (2,130)          483
                                    ---------       ---------       -------
                    TOTAL REVENUES     (1,696)         (2,188)          422
Benefits, losses and loss
 adjustment expenses                       (8)            (55)          (50)
Insurance operating costs and
 other expenses                        (1,158)         (1,442)          836
                                    ---------       ---------       -------
                    TOTAL EXPENSES     (1,166)         (1,497)          786
LOSS BEFORE INCOME TAXES                 (530)           (691)         (364)
Income tax benefit                       (185)           (242)         (127)
                                    ---------       ---------       -------
                          NET LOSS      $(345)          $(449)        $(237)
                                    ---------       ---------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were $129, $638, $495, respectively, at December 31, 2013 and $1.3 billion, $527,
$900, respectively, at December 31, 2012.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

14.  STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                         2013          2012          2011
--------------------------------------------------------------------------------
Combined statutory net income (loss)     $1,290          $927         $(669)
Statutory capital and surplus            $5,005        $5,016        $5,920
                                        -------       -------       -------

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus, referred to collectively as capital, appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. In aggregate, the Company and its domestic life insurance subsidiaries maintain an RBC ratio for the group in excess of 400% of Company Action Level as of December 31, 2013 and 2012. The reporting of RBC ratios is not intended for the purpose of ranking any company or for use in connection with any marketing, advertising of promotional activities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $1 billion in dividends in 2014 without prior approval from the applicable insurance commissioner. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $919 in 2014. However, because the Company's earned surplus is negative as of December 31, 2013, the Company will not be permitted to pay any dividends to its parent in 2014 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(1), $(3) and $45 for the years ended December 31, 2013, 2012 and 2011, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Hartford's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.0% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of contributions, with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total, for the Investment and Savings Plan and Excess Savings Plan combined, of $1 annually.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary. In 2012, employees who had earnings of less than $110 thousand also received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110 thousand received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $7, $10 and $9 for the years ended December 31, 2013, 2012 and 2011, respectively.

16. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $11, $32 and $14 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $4, $11 and $5 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

17. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2013         2012         2011
--------------------------------------------------------------------------------
REVENUES
Earned Premiums                              $(23)        $ --         $ --
Fee income and other                           14          563          609
Net investment income (loss)
 Securities available-for-sale and other       (3)          10            8
 Equity securities, trading                   139          201          (14)
                                           ------       ------       ------
Total net investment income (loss)            136          211           (6)
Net realized capital gains (losses)           (14)          68           78
                                           ------       ------       ------
 TOTAL REVENUES                               113          842          681
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                       2           --           (1)
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               139          201          (14)
Amortization of DAC                            --           35           47
Insurance operating costs and other
 expenses                                     (33)         410          541
Goodwill impairment                            --          149           --
                                           ------       ------       ------
 TOTAL BENEFITS, LOSSES AND EXPENSES          108          795          573
 INCOME (LOSS) BEFORE INCOME TAXES              5           47          108
Income tax expense (benefit)                   (5)         (14)          50
                                           ------       ------       ------
 INCOME (LOSS) FROM OPERATIONS OF
  DISCONTINUED OPERATIONS, NET OF TAX          10           61           58
Net realized capital losses on disposal,
 net of tax                                   (51)          --           --
                                           ------       ------       ------
 INCOME (LOSS) FROM DISCONTINUED
  OPERATIONS, NET OF TAX                     $(41)         $61          $58
                                           ------       ------       ------

18. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                     2013                      2012
-------------------------------------------------------------------------------------
Severance benefits and related costs                         $7                  $93
Professional fees                                            15                   23
Asset impairment charges                                      5                    4
                                                           ----               ------
              TOTAL RESTRUCTURING AND OTHER COSTS           $27                 $120
                                                           ----               ------

There were no restructuring and other costs incurred by the Company in 2011.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD           $31                     $ --                      $ --                           $31
Accruals/provisions                      7                       15                         5                            27
Payments/write-offs                    (37)                     (15)                       (5)                          (57)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                  $1                     $ --                      $ --                            $1
                                     -----                    -----                      ----                         -----

                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ --                     $ --                      $ --                          $ --
Accruals/provisions                     93                       23                         4                           120
Payments/write-offs                    (62)                     (23)                       (4)                          (89)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                 $31                     $ --                      $ --                           $31
                                     -----                    -----                      ----                         -----

19. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2013

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                       $1,752                 $258                $(23)              $1,987
 OCI before reclassifications                             (352)                 (94)                 23                 (423)
 Amounts reclassified from AOCI                           (905)                 (85)                 --                 (990)
                                                      --------               ------               -----             --------
Net OCI                                                 (1,257)                (179)                 23               (1,413)
                                                      --------               ------               -----             --------
                                ENDING BALANCE            $495                  $79                $ --                 $574
                                                      --------               ------               -----             --------

For the year ended December 31, 2012

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $632                 $368                $(47)                 953
 OCI before reclassifications                            1,084                    6                  24                1,114
 Amounts reclassified from AOCI                             36                 (116)                 --                  (80)
                                                      --------               ------               -----             --------
Net OCI                                                  1,120                 (110)                 24                1,034
                                                      --------               ------               -----             --------
                                ENDING BALANCE          $1,752                 $258                $(23)              $1,987
                                                      --------               ------               -----             --------

For the year ended December 31, 2011

                                                                         NET GAIN (LOSS)          FOREIGN
                                                    NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                        GAIN ON              HEDGING            TRANSLATION
                                                      SECURITIES           INSTRUMENTS          ADJUSTMENTS        TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $(542)                $265                $(45)               (322)
 OCI before reclassifications                             1,223                  156                  (2)              1,377
 Amounts reclassified from AOCI                             (49)                 (53)                 --                (102)
                                                        -------               ------               -----             -------
Net OCI                                                   1,174                  103                  (2)              1,275
                                                        -------               ------               -----             -------
                                  ENDING BALANCE           $632                 $368                $(47)               $953
                                                        -------               ------               -----             -------

Reclassifications from AOCI consist of the following:

                                                    AMOUNT RECLASSIFIED FROM AOCI                          AFFECTED LINE ITEM IN
                                  FOR THE YEAR               FOR THE YEAR               FOR THE YEAR                THE
                                     ENDED                      ENDED                      ENDED               CONSOLIDATED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,           STATEMENT OF
            AOCI                      2013                       2012                       2011                OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 SECURITIES
Available-for-sale                                                                                           Net realized capital)
 securities (1)                       $1,392                      $(55)                       $75                   gains (losses
                                    --------                    ------                     ------         -----------------------
                                       1,392                       (55)                        75         TOTAL BEFORE TAX
                                         487                       (19)                        26         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                        $905                      $(36)                       $49         NET INCOME
                                    --------                    ------                     ------         -----------------------
NET GAINS ON CASH-FLOW
 HEDGING INSTRUMENTS
                                                                                                             Net realized capital)
Interest rate swaps (2)                  $70                       $85                         $6                   gains (losses
Interest rate swaps                       57                        97                         77         Net investment income
                                                                                                             Net realized capital)
Foreign currency swaps                     4                        (4)                        (1)                  gains (losses
                                    --------                    ------                     ------         -----------------------
                                         131                       178                         82         TOTAL BEFORE TAX
                                          46                        62                         29         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                         $85                      $116                        $53         NET INCOME
                                    --------                    ------                     ------         -----------------------
  TOTAL AMOUNTS RECLASSIFIED
                   FROM AOCI            $990                       $80                       $102         NET INCOME
                                    --------                    ------                     ------         -----------------------

(1) Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

20.  SUBSEQUENT EVENTS

Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company will reclassify $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company expects to recognize a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company expects to receive a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution will be funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.

Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc.

21.  QUARTERLY RESULTS (UNAUDITED)

                                                                     THREE MONTHS ENDED
                                  MARCH 31,                  JUNE 30,               SEPTEMBER 30,              DECEMBER 31,
                              2013         2012         2013         2012         2013         2012         2013         2012
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                $2,267         $198         $229       $2,110         $804       $1,170         $335         $626
Total benefits, losses and
 expenses                      1,754          (60)         271        2,014          550          948          519          671
Income (loss) from
 continuing operations, net
 of tax                          367          202           11           93          202          173          (68)          27
Income (loss) from
 discontinued operations,
 net of tax                       19           86          (46)          (6)          (1)          30          (13)         (49)
Net income (loss)                386          288          (35)          87          201          203          (81)         (22)
Less: Net income (loss)
 attributable to the
 noncontrolling interest           6           (1)          --           --           --           --           --            3
Net income (loss)
 attributable to Hartford
 Life Insurance Company         $380         $289         $(35)         $87         $201         $203         $(81)        $(25)

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
              (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(1)
              (b) Amended and Restated Bylaws of Hartford.(3)
       (7)    Reinsurance Agreement.(2)
       (8)    Fund Participation Agreements and Amendments
              (a) Fred Alger & Company, Incorporated(4)
              (b) Alliance Fund Distributors, Inc.(4)
              (c) American Century Investment Services, Inc.(4)
              (d) American Funds Distributors, Inc.(4)
              (e) Ave Maria -- distributed by Ultimus Fund Distributors, LLC(4)
              (f) BlackRock Distributors, Inc. (Includes LifePath)(4)
              (g) BMO -- distributed by Grand Distribution Services, LLC(4)
              (h) Calamos Financial Services LLC(4)
              (i) Calvert Distributors, Inc.(4)
              (j) Columbia Funds Distributor, Inc.(4)
              (k) Davis Distributors, LLC(4)
              (l) Delaware Distributors, L.P.(4)
              (m) Domini -- distributed by DSIL Investment Services LLC(4)
              (n) Dreyfus Services Corporation(4)
              (o) DWS -- distributed by Scudder Investments Service Company(4)
              (p) Eaton Vance Distributors, Inc.(4)
              (q) Federated Securities Corporation(4)
              (r) Fidelity Distributors Corporation(4)
              (s) Franklin/Templeton Distributors, Inc. (Mutual Series)(4)
              (t) Franklin/Templeton Distributors, Inc. (Strategic Series)(4)

              (u)    Franklin/Templeton Distributors, Inc. (Templeton Series)(4)
              (v)    Frost -- distributed by SEI Investments Distribution Co.(4)
              (w)    Goldman, Sachs & Co.(4)
              (x)    Hartford Investment Financial Services Company (Retail
                     Funds)(4)
              (y) Hartford Securities Distribution Company, Inc. (Insurance Funds)(4)
              (z)    Invesco Distributors, Inc.(4)
              (aa)   Ivy Funds Distributor, Inc.(4)
              (bb)   Janus Distributors, Inc. (Includes Perkins)(4)
              (cc)   JPMorgan Distribution Service, Inc.(4)
              (dd)   Legg Mason Wood Walker, Incorporated(4)
              (ee)   LKCM -- distributed by Quasar Distributors, LLC(4)
              (ff) Loomis Sayles -- distributed by IXIS Asset Management Distributors, L.P.(4)
              (gg)   Lord Abbett Distributor LLC(4)
              (hh)   Managers Distributors, Inc.(4)
              (ii)   MFS Fund Distributors, Inc. (Includes Massachusetts)(4)
              (jj)   Munder -- distributed by Funds Distributor, Inc.(4)
              (kk)   Neuberger & Berman Management Incorporated(4)
              (ll)   Nuveen Investments, LLC(4)
              (mm)   OppenheimerFunds Distributor, Inc.(4)
              (nn)   PIMCO Funds Distributors LLC (Includes Allianz)(4)
              (oo)   Pioneer Funds Distributor, Inc.(4)
              (pp)   Prudential Investment Management Services LLC(4)
              (qq)   Putnam Mutual Funds Corp.(4)
              (rr)   RidgeWorth Distributors LLC(4)
              (ss)   Royce Fund Services, Inc.(4)
              (tt)   Russell Financial Services, Inc.(4)
              (uu)   T. Rowe Price Investment Services, Inc.(4)
              (vv)   Teachers Personal Investors Services, Inc.(4)
              (ww)   Thornburg Securities Corp.(4)
              (xx)   Timothy Partners, Ltd.(4)
              (yy)   UBS -- distributed by Brinson Advisors, Inc.(4)
              (zz) Victory -- distributed by BISYS Fund Services Limited Partnership(4)
              (aaa)  Wells Fargo Funds Distributor, LLC(4)

                     (i) First Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC
                     (ii) Second Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC.
              (bbb) MML Distributers, LLC
       (9) Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(4) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-151805, filed on April 23, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Eric Brandt (1)                     Senior Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Tamara L. Fagely (2)                Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Penelope A. Hrib (3)                Actuary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement File No. 333-72042, filed on April 25, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there were 2137 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Elaine A. Sarsynski                  Chief Executive Officer                               *
                                     President
Michael Fanning                      Member Representative                                 *
Robert S. Rosenthal                  Vice President                                        *
                                     Chief Legal Officer
                                     Secretary
Susan Scanlon                        Vice President                                        *
Eric Wietsma                         Vice President                                        **
Richard Zayicek                      Vice President                                       ***
Edward K. Duch, III                  Assistant Secretary                                   *
Jennifer L. Dupuis-Krause            Assistant Secretary                                   *
Christine Peaslee                    Assistant Secretary                                   *
Nathan L. Hall                       Chief Financial Officer                               *
                                     Treasurer
Bruce C. Frisbie                     Assistant Treasurer                                   *
Kevin LaComb                         Assistant Treasurer                                   *
Donna Watson                         Assistant Treasurer                                   **
Barbara Upton                        Assistant Vice President                              *
                                     Chief Compliance Officer
Kathy Rogers                         Continuing Education Officer                          *
Stephen Alibozek                     Entity Contracting Officer                            *
Todd Cyboron                         Chief Technology Officer                              *
Mario Morton                         Registration Manager                                  *
H. Bradford Hoffman                  Chief Risk Officer                                    *

------------

*   1295 State Street, Springfield, MA 01111-0001

**  100 Bright Meadow Blvd., Enfield, CT 06082

*** 200 Cape Code Way, Mooresville, NC 28117

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 25th day of April, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Beth A. Bombara                      *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Beth A. Bombara                             Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara
       -----------------------------------
       Beth A. Bombara
       Chief Executive Officer,
       President, and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, Chief Executive Officer, President,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                           *By:      /s/ Sadie R. Gordon
                                                                                     -----------------------------------------
Robert W. Paiano, Senior Vice President, Treasurer, Director*                        Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,                                       Attorney-in-Fact
 Chief Financial Officer, Senior Vice President*                           Date:     April 25, 2014

333-151805

                                 EXHIBIT INDEX

  (8)  (aaa)  (i)  First Amendment to the Retail Fund Participation Agreement By
              and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC
       (aaa) (ii) Second Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC.
       (bbb)  MML Distributers, LLC
  (9) Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
 (10)         Consent of Deloitte & Touche LLP.
 (99)         Copy of Power of Attorney.